UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2021

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-six of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2021

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2021. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your financial professional, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2021

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at August 1, 2020 and held until January 31, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ending January 31, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ending January 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ending January 31, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ending January 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ending January 31, 2021” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2020	Ending Account Value Using Actual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*	Beginning Account Value at August 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,114.60	$3.35	$1,000.00	$1,021.97	$3.20	0.63%
Class 2	$1,000.00	$1,113.81	$4.14	$1,000.00	$1,021.22	$3.96	0.78%
Class 3	$1,000.00	$1,113.38	$4.67	$1,000.00	$1,020.71	$4.47	0.88%
SA Small & Mid Cap Value#
Class 1	$1,000.00	$1,321.81	$5.31	$1,000.00	$1,020.56	$4.62	0.91%
Class 2	$1,000.00	$1,320.90	$6.24	$1,000.00	$1,019.76	$5.43	1.07%
Class 3	$1,000.00	$1,319.77	$6.76	$1,000.00	$1,019.30	$5.89	1.16%
SA BlackRock Multi-Factor 70/30@#
Class 1	$1,000.00	$1,064.31	$0.81	$1,000.00	$1,023.83	$1.32	0.26%
Class 3	$1,000.00	$1,063.28	$1.72	$1,000.00	$1,022.37	$2.80	0.55%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,074.22	$4.74	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$1,072.97	$6.04	$1,000.00	$1,019.30	$5.89	1.16%
SA Columbia Technology#
Class 1	$1,000.00	$1,321.68	$5.84	$1,000.00	$1,020.11	$5.08	1.00%
Class 2	$1,000.00	$1,319.55	$6.71	$1,000.00	$1,019.36	$5.84	1.15%
Class 3	$1,000.00	$1,319.01	$7.29	$1,000.00	$1,018.85	$6.34	1.25%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$998.32	$2.51	$1,000.00	$1,022.62	$2.54	0.50%
Class 2	$1,000.00	$997.81	$3.26	$1,000.00	$1,021.87	$3.30	0.65%
Class 3	$1,000.00	$997.28	$3.77	$1,000.00	$1,021.37	$3.81	0.75%
SA Dogs of Wall Street
Class 1	$1,000.00	$1,177.23	$3.39	$1,000.00	$1,022.02	$3.15	0.62%
Class 2	$1,000.00	$1,176.46	$4.21	$1,000.00	$1,021.27	$3.91	0.77%
Class 3	$1,000.00	$1,175.37	$4.76	$1,000.00	$1,020.76	$4.42	0.87%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$1,240.91	$3.27	$1,000.00	$1,022.22	$2.95	0.58%
Class 3	$1,000.00	$1,239.47	$4.67	$1,000.00	$1,020.96	$4.22	0.83%
SA Federated Hermes Corporate Bond@
Class 1	$1,000.00	$1,017.78	$2.74	$1,000.00	$1,022.42	$2.75	0.54%
Class 2	$1,000.00	$1,017.57	$3.50	$1,000.00	$1,021.67	$3.51	0.69%
Class 3	$1,000.00	$1,016.97	$4.01	$1,000.00	$1,021.17	$4.01	0.79%
SA Fidelity Institutional AM® International Growth#
Class 1	$1,000.00	$1,153.48	$4.76	$1,000.00	$1,020.71	$4.47	0.88%
Class 3	$1,000.00	$1,151.58	$6.11	$1,000.00	$1,019.46	$5.74	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,051.00	$4.18	$1,000.00	$1,021.06	$4.12	0.81%
Class 2	$1,000.00	$1,050.92	$4.95	$1,000.00	$1,020.31	$4.88	0.96%
Class 3	$1,000.00	$1,049.58	$5.46	$1,000.00	$1,019.81	$5.38	1.06%
SA Fixed Income Index#
Class 1	$1,000.00	$984.64	$1.70	$1,000.00	$1,023.43	$1.73	0.34%
Class 3	$1,000.00	$983.81	$2.94	$1,000.00	$1,022.17	$3.00	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$999.14	$1.71	$1,000.00	$1,023.43	$1.73	0.34%
Class 3	$1,000.00	$998.95	$2.96	$1,000.00	$1,022.17	$3.00	0.59%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,261.79	$5.34	$1,000.00	$1,020.41	$4.77	0.94%
Class 3	$1,000.00	$1,260.10	$6.76	$1,000.00	$1,019.15	$6.04	1.19%
SA Franklin U.S. Equity Smart Beta#
Class 1	$1,000.00	$1,110.59	$3.71	$1,000.00	$1,021.62	$3.56	0.70%
Class 3	$1,000.00	$1,108.62	$5.09	$1,000.00	$1,020.31	$4.88	0.96%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,099.79	$0.95	$1,000.00	$1,024.23	$0.92	0.18%
Class 3	$1,000.00	$1,098.74	$2.27	$1,000.00	$1,022.97	$2.19	0.43%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2021

(unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at August 1, 2020	Ending Account Value Using Actual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*		Beginning Account Value at August 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*		Annualized Expense Ratio*
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$1,133.44	$0.97		$1,000.00	$1,024.23	$0.92		0.18%
Class 3	$1,000.00	$1,131.74	$2.30		$1,000.00	$1,022.97	$2.19		0.43%
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$1,163.75	$0.98		$1,000.00	$1,024.23	$0.92		0.18%
Class 3	$1,000.00	$1,162.13	$2.34		$1,000.00	$1,022.97	$2.19		0.43%
SA Global Sachs Global Bond
Class 1	$1,000.00	$1,016.94	$3.95		$1,000.00	$1,021.22	$3.96		0.78%
Class 2	$1,000.00	$1,016.31	$4.71		$1,000.00	$1,020.46	$4.72		0.93%
Class 3	$1,000.00	$1,015.71	$5.22		$1,000.00	$1,019.96	$5.23		1.03%
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$1,100.52	$4.28		$1,000.00	$1,021.06	$4.12		0.81%
Class 3	$1,000.00	$1,098.68	$5.59		$1,000.00	$1,019.81	$5.38		1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$1,100.34	$0.95		$1,000.00	$1,024.23	$0.92		0.18%
Class 3	$1,000.00	$1,098.45	$2.27		$1,000.00	$1,022.97	$2.19		0.43%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,139.04	$0.70		$1,000.00	$1,024.48	$0.66		0.13%
Class 3	$1,000.00	$1,137.64	$2.04		$1,000.00	$1,023.23	$1.93		0.38%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,156.24	$0.65		$1,000.00	$1,024.53	$0.61		0.12%
Class 3	$1,000.00	$1,154.75	$2.00		$1,000.00	$1,023.28	$1.88		0.37%
SA International Index
Class 1	$1,000.00	$1,169.69	$2.95		$1,000.00	$1,022.42	$2.75		0.54%
Class 3	$1,000.00	$1,168.57	$4.31		$1,000.00	$1,021.17	$4.01		0.79%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,431.52	$4.71		$1,000.00	$1,021.27	$3.91		0.77%
Class 2	$1,000.00	$1,429.31	$5.62		$1,000.00	$1,020.51	$4.67		0.92%
Class 3	$1,000.00	$1,429.70	$6.23		$1,000.00	$1,020.01	$5.18		1.02%
SA Invesco Main Street Large Cap@#
Class 1	$1,000.00	$1,128.89	$3.91		$1,000.00	$1,021.47	$3.71		0.73%
Class 2	$1,000.00	$1,127.68	$4.71		$1,000.00	$1,020.71	$4.47		0.88%
Class 3	$1,000.00	$1,127.02	$5.24		$1,000.00	$1,020.21	$4.98		0.98%
SA Invesco VCP Equity-Income#
Class 1	$1,000.00	$1,106.74	$4.71	**	$1,000.00	$1,020.66	$4.52	**	0.89%
Class 3	$1,000.00	$1,105.53	$6.03	**	$1,000.00	$1,019.41	$5.79	**	1.14%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,157.64	$4.23		$1,000.00	$1,021.22	$3.96		0.78%
Class 2	$1,000.00	$1,156.50	$5.04		$1,000.00	$1,020.46	$4.72		0.93%
Class 3	$1,000.00	$1,156.55	$5.58		$1,000.00	$1,019.96	$5.23		1.03%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$1,131.18	$4.39		$1,000.00	$1,021.01	$4.17		0.82%
Class 2	$1,000.00	$1,129.91	$5.19		$1,000.00	$1,020.26	$4.93		0.97%
Class 3	$1,000.00	$1,129.85	$5.73		$1,000.00	$1,019.76	$5.43		1.07%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$1,241.21	$5.80		$1,000.00	$1,019.96	$5.23		1.03%
Class 2	$1,000.00	$1,239.31	$6.64		$1,000.00	$1,019.20	$5.99		1.18%
Class 3	$1,000.00	$1,239.36	$7.21		$1,000.00	$1,018.70	$6.50		1.28%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,136.74	$3.01		$1,000.00	$1,022.32	$2.85		0.56%
Class 2	$1,000.00	$1,135.75	$3.81		$1,000.00	$1,021.57	$3.61		0.71%
Class 3	$1,000.00	$1,135.19	$4.35		$1,000.00	$1,021.06	$4.12		0.81%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,145.61	$4.10		$1,000.00	$1,021.32	$3.86		0.76%
Class 2	$1,000.00	$1,145.24	$4.91		$1,000.00	$1,020.56	$4.62		0.91%
Class 3	$1,000.00	$1,144.62	$5.44		$1,000.00	$1,020.06	$5.13		1.01%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2021

(unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at August 1, 2020	Ending Account Value Using Actual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*		Beginning Account Value at August 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*		Annualized Expense Ratio*
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,004.10	$2.67		$1,000.00	$1,022.47	$2.69		0.53%
Class 2	$1,000.00	$1,003.71	$3.42		$1,000.00	$1,021.72	$3.46		0.68%
Class 3	$1,000.00	$1,003.78	$3.93		$1,000.00	$1,021.22	$3.96		0.78%
SA JPMorgan Mid-Cap Growth
Class 1	$1,000.00	$1,227.13	$4.42		$1,000.00	$1,021.17	$4.01		0.79%
Class 2	$1,000.00	$1,225.79	$5.26		$1,000.00	$1,020.41	$4.77		0.94%
Class 3	$1,000.00	$1,225.43	$5.82		$1,000.00	$1,019.91	$5.28		1.04%
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,148.50	$1.89		$1,000.00	$1,023.38	$1.78		0.35%
Class 3	$1,000.00	$1,146.97	$3.24		$1,000.00	$1,022.12	$3.05		0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,143.37	$1.40		$1,000.00	$1,023.83	$1.32		0.26%
Class 3	$1,000.00	$1,141.88	$2.75		$1,000.00	$1,022.57	$2.59		0.51%
SA Large Cap Value Index#
Class 1	$1,000.00	$1,137.14	$1.88		$1,000.00	$1,023.38	$1.78		0.35%
Class 3	$1,000.00	$1,135.92	$3.22		$1,000.00	$1,022.12	$3.05		0.60%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,156.16	$3.74		$1,000.00	$1,021.67	$3.51		0.69%
Class 2	$1,000.00	$1,155.97	$4.55		$1,000.00	$1,020.91	$4.27		0.84%
Class 3	$1,000.00	$1,154.77	$5.09		$1,000.00	$1,020.41	$4.77		0.94%
SA Legg Mason Tactical Opportunities#
Class 1	$1,000.00	$1,104.53	$4.28		$1,000.00	$1,021.06	$4.12		0.81%
Class 3	$1,000.00	$1,104.54	$5.61		$1,000.00	$1,019.81	$5.38		1.06%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,140.38	$3.60		$1,000.00	$1,021.77	$3.40		0.67%
Class 2	$1,000.00	$1,139.43	$4.41		$1,000.00	$1,021.01	$4.17		0.82%
Class 3	$1,000.00	$1,139.06	$4.95		$1,000.00	$1,020.51	$4.67		0.92%
SA MFS Massachusetts Investors Trust#
Class 1	$1,000.00	$1,136.19	$3.65		$1,000.00	$1,021.72	$3.46		0.68%
Class 2	$1,000.00	$1,135.14	$4.45		$1,000.00	$1,020.96	$4.22		0.83%
Class 3	$1,000.00	$1,134.61	$4.99		$1,000.00	$1,020.46	$4.72		0.93%
SA MFS Total Return
Class 1	$1,000.00	$1,098.67	$3.69		$1,000.00	$1,021.62	$3.56		0.70%
Class 2	$1,000.00	$1,097.93	$4.48		$1,000.00	$1,020.86	$4.32		0.85%
Class 3	$1,000.00	$1,096.99	$5.01		$1,000.00	$1,020.36	$4.82		0.95%
SA Mid Cap Index
Class 1	$1,000.00	$1,261.83	$2.05		$1,000.00	$1,023.33	$1.83		0.36%
Class 3	$1,000.00	$1,259.98	$3.47		$1,000.00	$1,022.07	$3.10		0.61%
SA Morgan Stanley International Equities#
Class 1	$1,000.00	$1,130.94	$4.55		$1,000.00	$1,020.86	$4.32		0.85%
Class 2	$1,000.00	$1,129.78	$5.35		$1,000.00	$1,020.11	$5.08		1.00%
Class 3	$1,000.00	$1,128.05	$5.88		$1,000.00	$1,019.61	$5.58		1.10%
SA PIMCO RAE International Value@#
Class 1	$1,000.00	$1,122.13	$4.59		$1,000.00	$1,020.81	$4.37		0.86%
Class 2	$1,000.00	$1,121.87	$5.39		$1,000.00	$1,020.06	$5.13		1.01%
Class 3	$1,000.00	$1,121.24	$5.92		$1,000.00	$1,019.56	$5.63		1.11%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,072.55	$4.79	***	$1,000.00	$1,020.51	$4.67	***	0.92%
Class 3	$1,000.00	$1,071.21	$6.09	***	$1,000.00	$1,019.25	$5.94	***	1.17%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,068.95	$3.48		$1,000.00	$1,021.77	$3.40		0.67%
Class 2	$1,000.00	$1,067.14	$4.26		$1,000.00	$1,021.01	$4.17		0.82%
Class 3	$1,000.00	$1,066.58	$4.78		$1,000.00	$1,020.51	$4.67		0.92%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2020	Ending Account Value Using Actual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*	Beginning Account Value at August 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2021	Expenses Paid During the Period Ended January 31, 2021*	Annualized Expense Ratio*
SA Putnam International Growth and Income#
Class 1	$1,000.00	$1,203.65	$5.32	$1,000.00	$1,020.31	$4.88	0.96%
Class 2	$1,000.00	$1,201.61	$6.14	$1,000.00	$1,019.56	$5.63	1.11%
Class 3	$1,000.00	$1,201.17	$6.69	$1,000.00	$1,019.05	$6.14	1.21%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,054.24	$4.65	$1,000.00	$1,020.61	$4.57	0.90%
Class 3	$1,000.00	$1,053.98	$5.94	$1,000.00	$1,019.36	$5.84	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$1,404.45	$2.72	$1,000.00	$1,022.87	$2.29	0.45%
Class 3	$1,000.00	$1,402.97	$4.23	$1,000.00	$1,021.62	$3.56	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$1,133.37	$4.34	$1,000.00	$1,021.06	$4.12	0.81%
Class 3	$1,000.00	$1,132.16	$5.68	$1,000.00	$1,019.81	$5.38	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,091.85	$4.21	$1,000.00	$1,021.11	$4.06	0.80%
Class 3	$1,000.00	$1,090.76	$5.52	$1,000.00	$1,019.86	$5.33	1.05%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$1,079.26	$1.10	$1,000.00	$1,024.08	$1.07	0.21%
Class 3	$1,000.00	$1,077.36	$2.40	$1,000.00	$1,022.82	$2.34	0.46%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$1,081.12	$1.15	$1,000.00	$1,024.03	$1.12	0.22%
Class 3	$1,000.00	$1,079.13	$2.46	$1,000.00	$1,022.77	$2.39	0.47%
SA VCP Allocation Index#
Class 1	$1,000.00	$1,087.31	$1.42	$1,000.00	$1,023.78	$1.37	0.27%
Class 3	$1,000.00	$1,085.00	$2.73	$1,000.00	$1,022.52	$2.64	0.52%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,327.56	$4.51	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$1,326.55	$5.38	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$1,325.80	$5.96	$1,000.00	$1,020.01	$5.18	1.02%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days (to reflect the one-half year period except for SA BlackRock Multi-Factor 70/30 Portfolio, “Actual Return” information which were multiplied by 111 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2021” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2021” and the “Annualized Expense Ratio” would have been lower.

**

Excluding interest expenses, your actual cost of investment in Class 1 and Class 3 would be $4.34 and $5.66, respectively, and your hypothetical cost of investment in Class 1 and Class 3 would be $4.17 and $5.43, respectively.

***

Excluding interest expenses on reverse repurchase agreement, your actual cost of investment in Class 1 and Class 3 $5.21 and $6.51, respectively, and your hypothetical cost of investment in Class 1 and Class 3 would be $5.08 and $6.34, respectively.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	7.9%
Web Portals/ISP	7.3
E-Commerce/Products	5.8
Medical-Biomedical/Gene	5.5
Medical-HMO	4.9
Electronic Components-Semiconductors	4.9
Internet Content-Entertainment	4.9
Medical Instruments	4.7
Finance-Credit Card	4.3
Medical-Drugs	3.6
Beverages-Non-alcoholic	3.2
Commercial Services-Finance	2.9
Semiconductor Components-Integrated Circuits	2.9
Retail-Building Products	2.8
Entertainment Software	2.8
Athletic Footwear	2.7
Retail-Discount	2.4
Electronic Forms	2.3
Enterprise Software/Service	1.9
Dental Supplies & Equipment	1.8
Coatings/Paint	1.6
Semiconductor Equipment	1.5
Diagnostic Kits	1.4
Electronic Measurement Instruments	1.3
Computer Data Security	1.3
Distribution/Wholesale	1.2
Retail-Restaurants	0.9
Electronic Security Devices	0.8
Retail-Major Department Stores	0.7
Electronic Connectors	0.7
Industrial Automated/Robotic	0.5
Instruments-Controls	0.5
Medical Products	0.5
Electric Products-Misc.	0.5
Machinery-General Industrial	0.4
Networking Products	0.4
Wireless Equipment	0.4
Retail-Apparel/Shoe	0.4
Computer Services	0.4

94.9%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.9%
Applications Software — 7.9%
Microsoft Corp.	639,840	$148,417,286

Athletic Footwear — 2.7%
NIKE, Inc., Class B	378,010	50,498,356

Beverages-Non-alcoholic — 3.2%
Monster Beverage Corp.†	691,967	60,083,495

Coatings/Paint — 1.6%
Sherwin-Williams Co.	42,080	29,110,944

Commercial Services-Finance — 2.9%
PayPal Holdings, Inc.†	215,650	50,528,951
S&P Global, Inc.	14,060	4,457,020

		54,985,971

Computer Data Security — 1.3%
Fortinet, Inc.†	173,654	25,136,416

Computer Services — 0.4%
EPAM Systems, Inc.†	20,025	6,897,211

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†	65,470	34,396,629

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	54,579	26,125,876

Distribution/Wholesale — 1.2%
Copart, Inc.†	196,547	21,571,033

E-Commerce/Products — 5.8%
Amazon.com, Inc.†	30,190	96,795,178
Etsy, Inc.†	63,486	12,639,428

		109,434,606

Electric Products-Misc. — 0.5%
AMETEK, Inc.	76,070	8,615,688

Electronic Components-Semiconductors — 4.9%
IPG Photonics Corp.†	90,097	20,130,373
NVIDIA Corp.	46,814	24,324,086
Texas Instruments, Inc.	65,650	10,877,548
Xilinx, Inc.	282,819	36,927,677

		92,259,684

Electronic Connectors — 0.7%
Amphenol Corp., Class A	101,773	12,709,412

Electronic Forms — 2.3%
Adobe, Inc.†	95,140	43,647,378

Electronic Measurement Instruments — 1.3%
Roper Technologies, Inc.	64,410	25,307,333

Electronic Security Devices — 0.8%
Allegion PLC	141,312	15,121,797

Enterprise Software/Service — 1.9%
Paycom Software, Inc.†	17,063	6,479,504
Tyler Technologies, Inc.†	30,152	12,747,964
Veeva Systems, Inc., Class A†	60,133	16,623,166

		35,850,634

Entertainment Software — 2.8%
Electronic Arts, Inc.	249,644	35,749,021
Take-Two Interactive Software, Inc.†	82,411	16,519,285

		52,268,306

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 4.3%
Visa, Inc., Class A	418,090	$80,795,892

Industrial Automated/Robotic — 0.5%
Cognex Corp.	122,800	10,085,564

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	7,840	9,157,904

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	353,620	91,350,655

Machinery-General Industrial — 0.4%
IDEX Corp.	44,191	8,227,922

Medical Instruments — 4.7%
Edwards Lifesciences Corp.†	422,040	34,852,063
Intuitive Surgical, Inc.†	70,171	52,462,647

		87,314,710

Medical Products — 0.5%
ABIOMED, Inc.†	26,193	9,121,712

Medical-Biomedical/Gene — 5.5%
Illumina, Inc.†	38,340	16,349,709
Regeneron Pharmaceuticals, Inc.†	55,846	28,137,449
Vertex Pharmaceuticals, Inc.†	253,471	58,065,137

		102,552,295

Medical-Drugs — 3.6%
Zoetis, Inc.	435,475	67,172,019

Medical-HMO — 4.9%
UnitedHealth Group, Inc.	277,460	92,555,107

Networking Products — 0.4%
Arista Networks, Inc.†	26,323	8,095,902

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	28,054	6,982,641

Retail-Building Products — 2.8%
Home Depot, Inc.	194,800	52,755,736

Retail-Discount — 2.4%
Costco Wholesale Corp.	127,340	44,878,436

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	201,950	12,932,878

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	43,210	16,020,540

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	351,795	54,978,523

Semiconductor Equipment — 1.5%
ASML Holding NV	53,420	28,534,827

Web Portals/ISP — 7.3%
Alphabet, Inc., Class C†	74,700	137,129,778

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	43,484	7,285,744

TOTAL INVESTMENTS (cost $1,131,074,668)(1)	94.9%	1,780,366,840
Other assets less liabilities	5.1	96,613,048

NET ASSETS	100.0%	$1,876,979,888

†	Non-income producing security
(1)	See Note 3 for cost of investment on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,780,366,840	$—	$—	$1,780,366,840

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	10.4%
Real Estate Investment Trusts	7.9
Building-Residential/Commercial	3.6
Apparel Manufacturers	3.5
Insurance-Reinsurance	2.7
Transport-Truck	2.7
Steel-Producers	2.4
Auto/Truck Parts & Equipment-Original	2.3
Retail-Apparel/Shoe	2.2
Chemicals-Diversified	2.2
Food-Misc./Diversified	2.2
Containers-Paper/Plastic	2.1
Machinery-General Industrial	2.1
Airlines	1.9
Footwear & Related Apparel	1.8
Machinery-Electrical	1.8
Insurance-Property/Casualty	1.8
Machinery-Construction & Mining	1.6
Human Resources	1.6
Computers-Integrated Systems	1.5
Computer Services	1.5
Medical Information Systems	1.5
Engineering/R&D Services	1.4
Finance-Investment Banker/Broker	1.4
Transport-Equipment & Leasing	1.4
Medical Labs & Testing Services	1.4
Machine Tools & Related Products	1.3
Oil Refining & Marketing	1.3
Banks-Super Regional	1.3
Data Processing/Management	1.3
Home Furnishings	1.3
Investment Management/Advisor Services	1.2
Savings & Loans/Thrifts	1.2
Recreational Vehicles	1.2
Rubber/Plastic Products	1.1
Miscellaneous Manufacturing	1.0
Hotels/Motels	1.0
Wire & Cable Products	1.0
Insurance-Life/Health	1.0
Electric-Integrated	1.0
Semiconductor Equipment	1.0
Rental Auto/Equipment	1.0
Insurance-Multi-line	1.0
Retail-Home Furnishings	1.0
Electronic Components-Misc.	0.9
Oil Companies-Exploration & Production	0.9
Electronic Parts Distribution	0.9
Aerospace/Defense-Equipment	0.9
Retail-Restaurants	0.8
Finance-Consumer Loans	0.8
Building Products-Doors & Windows	0.8
Rubber-Tires	0.8
Gas-Distribution	0.8
Oil Field Machinery & Equipment	0.7
Food-Wholesale/Distribution	0.7
Oil-Field Services	0.7
E-Marketing/Info	0.7
Chemicals-Specialty	0.6
Semiconductor Components-Integrated Circuits	0.6
Publishing-Books	0.3

Batteries/Battery Systems	0.1%

99.1%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	148,124	$4,969,560

Airlines — 1.9%
Alaska Air Group, Inc.	95,078	4,642,659
SkyWest, Inc.	146,312	5,704,705

		10,347,364

Apparel Manufacturers — 3.5%
Kontoor Brands, Inc.	162,930	5,885,032
Ralph Lauren Corp.	68,300	6,901,715
Tapestry, Inc.	208,430	6,590,556

		19,377,303

Auto/Truck Parts & Equipment-Original — 2.3%
Dana, Inc.	313,970	6,078,459
Lear Corp.	42,285	6,374,887

		12,453,346

Banks-Commercial — 10.4%
Associated Banc-Corp	209,875	3,765,158
BankUnited, Inc.	205,296	7,113,507
First Citizens BancShares, Inc., Class A	14,357	8,556,629
Synovus Financial Corp.	228,861	8,513,629
Texas Capital Bancshares, Inc.†	115,006	6,925,661
Umpqua Holdings Corp.	323,804	4,698,396
Webster Financial Corp.	163,563	7,646,570
Wintrust Financial Corp.	75,260	4,529,899
Zions Bancorp NA	120,386	5,313,838

		57,063,287

Banks-Super Regional — 1.3%
Comerica, Inc.	127,380	7,286,136

Batteries/Battery Systems — 0.1%
EnerSys	5,326	437,957

Building Products-Doors & Windows — 0.8%
Masonite International Corp.†	45,158	4,493,221

Building-Residential/Commercial — 3.6%
KB Home	177,990	7,411,504
PulteGroup, Inc.	178,000	7,743,000
Taylor Morrison Home Corp.†	179,381	4,660,318

		19,814,822

Chemicals-Diversified — 2.2%
Innospec, Inc.	36,600	3,213,114
Orion Engineered Carbons SA	298,510	4,546,307
Westlake Chemical Corp.	59,214	4,527,503

		12,286,924

Chemicals-Specialty — 0.6%
GCP Applied Technologies, Inc.†	132,540	3,285,667

Computer Services — 1.5%
Amdocs, Ltd.	60,408	4,266,013
Genpact, Ltd.	102,756	3,933,500

		8,199,513

Computers-Integrated Systems — 1.5%
NCR Corp.†	152,353	5,082,496
NetScout Systems, Inc.†	116,100	3,394,184

		8,476,680

Containers-Paper/Plastic — 2.1%
Graphic Packaging Holding Co.	369,622	5,788,280

Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp.	136,547	$5,771,842

		11,560,122

Data Processing/Management — 1.3%
CommVault Systems, Inc.†	113,749	7,141,162

E-Marketing/Info — 0.7%
Criteo SA ADR†	202,639	3,769,085

Electric-Integrated — 1.0%
IDACORP, Inc.	62,729	5,538,971

Electronic Components-Misc. — 0.9%
Vishay Intertechnology, Inc.	236,851	5,104,139

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	51,380	5,016,229

Engineering/R&D Services — 1.4%
AECOM†	154,390	7,734,939

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.	98,557	4,588,814

Finance-Investment Banker/Broker — 1.4%
Moelis & Co., Class A	154,703	7,690,286

Food-Misc./Diversified — 2.2%
Hain Celestial Group, Inc.†	174,229	7,245,313
Nomad Foods, Ltd.†	190,178	4,773,468

		12,018,781

Food-Wholesale/Distribution — 0.7%
US Foods Holding Corp.†	129,921	4,026,252

Footwear & Related Apparel — 1.8%
Skechers U.S.A., Inc., Class A†	106,451	3,670,430
Steven Madden, Ltd.	182,910	6,145,776

		9,816,206

Gas-Distribution — 0.8%
Southwest Gas Holdings, Inc.	69,370	4,159,425

Home Furnishings — 1.3%
Herman Miller, Inc.	201,350	6,896,238

Hotels/Motels — 1.0%
Hilton Grand Vacations, Inc.†	192,380	5,717,534

Human Resources — 1.6%
Korn Ferry	14,224	648,614
Robert Half International, Inc.	117,199	7,910,933

		8,559,547

Insurance-Life/Health — 1.0%
Voya Financial, Inc.	101,414	5,624,420

Insurance-Multi-line — 1.0%
American Financial Group, Inc.	57,958	5,456,166

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	49,130	5,525,651
Selective Insurance Group, Inc.	63,630	4,134,677

		9,660,328

Insurance-Reinsurance — 2.7%
Essent Group, Ltd.	86,260	3,608,256
Everest Re Group, Ltd.	29,573	6,242,269
Reinsurance Group of America, Inc.	47,927	5,034,731

		14,885,256

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 1.2%
Stifel Financial Corp.	127,448	$6,604,355

Machine Tools & Related Products — 1.3%
Kennametal, Inc.	196,519	7,444,140

Machinery-Construction & Mining — 1.6%
Oshkosh Corp.	96,120	8,803,631

Machinery-Electrical — 1.8%
Regal Beloit Corp.	78,064	9,795,471

Machinery-General Industrial — 2.1%
Crane Co.	71,428	5,405,671
Middleby Corp.†	21,310	2,892,193
Welbilt, Inc.†	247,637	3,196,994

		11,494,858

Medical Information Systems — 1.5%
Change Healthcare, Inc.†	339,170	8,092,596

Medical Labs & Testing Services — 1.4%
MEDNAX, Inc.†	278,230	7,587,332

Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	140,280	5,765,508

Oil Companies-Exploration & Production — 0.9%
Cimarex Energy Co.	119,617	5,045,445

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	136,598	4,114,332

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	259,974	7,398,860

Oil-Field Services — 0.7%
MRC Global, Inc.†	548,713	3,791,607

Publishing-Books — 0.3%
Houghton Mifflin Harcourt Co.†	350,951	1,730,188

Real Estate Investment Trusts — 7.9%
American Campus Communities, Inc.	125,340	5,158,994
Camden Property Trust	64,129	6,550,777
Cousins Properties, Inc.	139,140	4,388,476
CubeSmart	175,458	6,112,957
MGM Growth Properties LLC, Class A	200,058	6,231,807
Physicians Realty Trust	313,910	5,534,233
RLJ Lodging Trust	306,830	3,961,175
STAG Industrial, Inc.	180,960	5,392,608

		43,331,027

Recreational Vehicles — 1.2%
Brunswick Corp.	74,209	6,416,110

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†	22,620	5,496,886

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 2.2%
Foot Locker, Inc.	169,792	$7,440,285
Gap, Inc.†	245,140	4,964,085

		12,404,370

Retail-Home Furnishings — 1.0%
Williams-Sonoma, Inc.	41,560	5,357,915

Retail-Restaurants — 0.8%
Papa John’s International, Inc.	45,177	4,620,704

Rubber-Tires — 0.8%
Cooper Tire & Rubber Co.	112,904	4,149,222
Goodyear Tire & Rubber Co.	30,710	323,991

		4,473,213

Rubber/Plastic Products — 1.1%
Trinseo SA	124,802	6,343,686

Savings & Loans/Thrifts — 1.2%
Sterling Bancorp	356,535	6,581,636

Semiconductor Components-Integrated Circuits — 0.6%
MaxLinear, Inc.†	100,532	3,155,699

Semiconductor Equipment — 1.0%
Kulicke & Soffa Industries, Inc.	155,190	5,535,627

Steel-Producers — 2.4%
Carpenter Technology Corp.	175,270	5,475,435
Commercial Metals Co.	18,387	362,040
Reliance Steel & Aluminum Co.	63,010	7,314,201

		13,151,676

Transport-Equipment & Leasing — 1.4%
GATX Corp.	82,630	7,668,064

Transport-Truck — 2.7%
Knight-Swift Transportation Holdings, Inc.	182,236	7,289,440
XPO Logistics, Inc.†	68,028	7,510,971

		14,800,411

Wire & Cable Products — 1.0%
Belden, Inc.	120,746	5,704,041

TOTAL INVESTMENTS (cost $447,932,453)(1)	99.1%	546,165,068
Other assets less liabilities	0.9	4,843,693

NET ASSETS	100.0%	$551,008,761

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$546,165,068	$—	$—	$546,165,068

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio#

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	97.6%
Registered Investment Companies	4.5

102.1%

#	See Note 1
*	Calculated as a percentage of net assets

14

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 97.6%
iShares Edge MSCI USA Momentum Factor ETF	11,316	$1,854,240
iShares MSCI EAFE Min Vol Factor ETF	4,132	299,942
iShares MSCI EAFE Small-Cap ETF	2,365	161,033
iShares MSCI International Momentum Factor ETF	24,532	914,308
iShares MSCI International Quality Factor ETF	30,800	1,082,620
iShares MSCI International Size Factor ETF	34,871	1,023,966
iShares MSCI International Value Factor ETF	47,646	1,083,946
iShares MSCI USA Min Vol Factor ETF	8,775	579,413
iShares MSCI USA Quality Factor ETF	18,532	2,092,633
iShares MSCI USA Size Factor ETF	21,199	2,332,738
iShares MSCI USA Value Factor ETF	24,310	2,182,552
iShares U.S. Fixed Income Balanced Risk Factor ETF	55,989	5,728,587

Total Long-Term Investment Securities (cost $18,695,333)		19,335,978

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 4.5%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(1) (cost $896,358)	896,358	$896,358

TOTAL INVESTMENTS (cost $19,591,691)(2)	102.1%	20,232,336
Liabilities in excess of other assets	(2.1)	(410,967)

NET ASSETS	100.0%	$19,821,369

#	See Note 1
(1)	The rate shown is the 7-day yield as of January 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$19,335,978	$—	$—	$19,335,978
Short-Term Investments	896,358	—	—	896,358

	$20,232,336	$—	$—	$20,232,336

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

15

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	45.5%
Registered Investment Companies	6.5
U.S. Government Treasuries	5.1
Medical-Drugs	2.7
Computers	1.6
Diversified Banking Institutions	1.6
Applications Software	1.3
Electronic Components-Semiconductors	1.3
Banks-Commercial	1.2
Cosmetics & Toiletries	1.2
E-Commerce/Products	1.0
Web Portals/ISP	1.0
Options Purchased	0.9
Telephone-Integrated	0.9
Internet Content-Entertainment	0.8
Auto-Cars/Light Trucks	0.8
Retail-Discount	0.7
Diversified Manufacturing Operations	0.7
Medical-Biomedical/Gene	0.7
Oil Companies-Integrated	0.7
Finance-Credit Card	0.6
Medical-HMO	0.6
Real Estate Investment Trusts	0.5
Retail-Apparel/Shoe	0.5
Commercial Services-Finance	0.5
Industrial Automated/Robotic	0.5
Athletic Footwear	0.5
Insurance-Life/Health	0.4
Electric-Integrated	0.4
Enterprise Software/Service	0.4
Food-Misc./Diversified	0.4
Semiconductor Equipment	0.4
Electronic Components-Misc.	0.4
Insurance-Property/Casualty	0.4
Retail-Building Products	0.4
Diagnostic Equipment	0.4
Electric-Generation	0.4
Chemicals-Diversified	0.3
Chemicals-Specialty	0.3
Computer Services	0.3
Oil Refining & Marketing	0.3
Banks-Super Regional	0.3
Electronic Forms	0.3
Medical Labs & Testing Services	0.3
Energy-Alternate Sources	0.3
Transport-Services	0.3
Airlines	0.3
Food-Retail	0.3
Retail-Restaurants	0.3
Networking Products	0.3
Multimedia	0.3
Tobacco	0.3
Drug Delivery Systems	0.3
Computer Aided Design	0.3
Metal-Diversified	0.3
Beverages-Non-alcoholic	0.2
Pharmacy Services	0.2
Machinery-General Industrial	0.2
Commercial Services	0.2
Building & Construction Products-Misc.	0.2
Retail-Consumer Electronics	0.2

Apparel Manufacturers	0.2%
Beverages-Wine/Spirits	0.2
Human Resources	0.2
Power Converter/Supply Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Medical-Wholesale Drug Distribution	0.2
Semiconductor Components-Integrated Circuits	0.2
Toys	0.2
Oil-Field Services	0.2
Industrial Gases	0.2
Aerospace/Defense	0.2
Banks-Fiduciary	0.2
Brewery	0.2
Electric Products-Misc.	0.2
Retail-Jewelry	0.2
Casino Hotels	0.2
Miscellaneous Manufacturing	0.2
Real Estate Operations & Development	0.1
Insurance-Multi-line	0.1
Diversified Minerals	0.1
Medical Products	0.1
Oil Companies-Exploration & Production	0.1
Electric-Distribution	0.1
Pipelines	0.1
Medical Instruments	0.1
Insurance Brokers	0.1
Rubber-Tires	0.1
Office Automation & Equipment	0.1
Steel-Producers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Entertainment Software	0.1
Resorts/Theme Parks	0.1
Electronic Measurement Instruments	0.1
Retail-Regional Department Stores	0.1
Computer Data Security	0.1
Engineering/R&D Services	0.1
Lighting Products & Systems	0.1
Hotels/Motels	0.1
Building-Heavy Construction	0.1
Data Processing/Management	0.1
Internet Application Software	0.1
Audio/Video Products	0.1
Retail-Major Department Stores	0.1
Diversified Operations/Commercial Services	0.1
Soap & Cleaning Preparation	0.1
Cable/Satellite TV	0.1
Cellular Telecom	0.1
Casino Services	0.1
Footwear & Related Apparel	0.1
Retail-Sporting Goods	0.1
Medical Information Systems	0.1
Telecom Services	0.1

97.4%

16

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Country Allocation*

United States	79.4%
Japan	4.6
United Kingdom	2.2
France	1.8
Germany	1.5
Switzerland	1.5
Australia	1.0
Netherlands	0.9
Denmark	0.7
Hong Kong	0.6
Sweden	0.4
Finland	0.4
Spain	0.4
Ireland	0.3
Italy	0.3
Singapore	0.2
Belgium	0.2
Jersey	0.2
Israel	0.2
Cayman Islands	0.2
Bermuda	0.1
Curacao	0.1
Norway	0.1
Portugal	0.1

97.4%

*	Calculated as a percentage of net assets

17

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 39.4%
Australia — 1.0%
Adbri, Ltd.	10,558	23,165
Afterpay, Ltd.†	173	17,703
Alumina, Ltd.	58,764	75,623
AMP, Ltd.	4,354	4,925
Aristocrat Leisure, Ltd.	22,331	526,721
ASX, Ltd.	3,545	193,969
Atlas Arteria, Ltd.	2,637	12,690
Australia & New Zealand Banking Group, Ltd.	34,150	614,387
Bendigo & Adelaide Bank, Ltd.	20,912	147,588
BHP Group, Ltd.	33,737	1,121,607
BlueScope Steel, Ltd.	627	7,953
Brambles, Ltd.	74,696	606,188
CIMIC Group, Ltd.†	1,386	25,950
Cochlear, Ltd.	1,230	184,993
Commonwealth Bank of Australia	8,916	565,766
Computershare, Ltd.	7,555	83,024
Corporate Travel Management, Ltd.†	712	8,997
CSL, Ltd.	4,682	969,001
Fortescue Metals Group, Ltd.	929	15,392
Goodman Group	45,142	608,417
GPT Group	2	7
IDP Education, Ltd.	4,603	80,506
IGO, Ltd.	14,215	69,651
Iluka Resources, Ltd.	32,886	162,076
Insurance Australia Group, Ltd.	19,347	71,260
IOOF Holdings, Ltd.	7,694	18,206
LendLease Group	602	5,493
Link Administration Holdings, Ltd.	6,110	22,286
Macquarie Group, Ltd.	3,108	310,607
Medibank Private, Ltd.	19,424	43,251
Mineral Resources, Ltd.	2,031	53,534
National Australia Bank, Ltd.	3,788	67,648
OZ Minerals, Ltd.	1,400	19,843
Perpetual, Ltd.	649	15,902
QBE Insurance Group, Ltd.	759	4,622
Rio Tinto, Ltd.	1,225	102,677
Santos, Ltd.	2,832	14,211
Scentre Group	5,032	10,427
South32, Ltd.	64,100	123,590
Stockland	2,742	9,280
Transurban Group	305	3,073
Wesfarmers, Ltd.	213	8,858
Westpac Banking Corp.	78,114	1,259,297
Woodside Petroleum, Ltd.	1,773	33,344

		8,323,708

Austria — 0.0%
ANDRITZ AG	1,211	57,558
Erste Group Bank AG†	410	12,504
Raiffeisen Bank International AG†	1,937	37,792
Verbund AG	23	2,071
voestalpine AG	431	15,725

		125,650

Belgium — 0.2%
Ageas SA/NV	255	13,069
Anheuser-Busch InBev SA NV	15,344	963,619
Elia Group SA	167	20,069
Galapagos NV†	71	7,415
Groupe Bruxelles Lambert SA	334	33,109
KBC Group NV†	347	24,259
Sofina SA	111	35,934

Security Description	Shares	Value (Note 2)
Belgium (continued)
Solvay SA	364	$41,479
UCB SA	1,070	110,974
Umicore SA	8,524	483,259
Warehouses De Pauw CVA	684	24,540

		1,757,726

Bermuda — 0.1%
Athene Holding, Ltd., Class A†	10,313	421,699
Axalta Coating Systems, Ltd.†	300	8,097
Essent Group, Ltd.	3,812	159,456
Everest Re Group, Ltd.	40	8,443
Hongkong Land Holdings, Ltd.	18,000	83,326
IHS Markit, Ltd.	1,134	98,749
Invesco, Ltd.	15,622	321,657
Jardine Matheson Holdings, Ltd.	200	11,587
Kerry Properties, Ltd.	5,500	14,308
Man Wah Holdings, Ltd.	6,000	13,237
Norwegian Cruise Line Holdings, Ltd.†	405	9,173
NWS Holdings, Ltd.	13,608	13,066
VTech Holdings, Ltd.	2,200	17,630

		1,180,428

Canada — 0.0%
Canadian Solar, Inc.†	1,983	108,569
Waste Connections, Inc.	449	44,231

		152,800

Cayman Islands — 0.2%
Budweiser Brewing Co. APAC, Ltd.*	7,500	25,258
CK Asset Holdings, Ltd.	41,500	210,428
CK Hutchison Holdings, Ltd.	4,000	27,742
ESR Cayman, Ltd.†*	20,000	71,370
Melco Resorts & Entertainment, Ltd. ADR	13,976	223,476
Sands China, Ltd.†	122,000	495,564
Wharf Real Estate Investment Co., Ltd.	24,000	127,986

		1,181,824

Curacao — 0.1%
Schlumberger, Ltd.	26,574	590,208

Denmark — 0.7%
Ambu A/S, Class B	230	10,881
AP Moller - Maersk A/S, Series A	12	22,739
AP Moller - Maersk A/S, Series B	9	18,621
Chr. Hansen Holding A/S†	3,810	344,258
Coloplast A/S, Class B	198	29,580
Danske Bank A/S†	1,993	34,140
Demant A/S†	204	7,333
DSV PANALPINA A/S	423	65,969
Genmab A/S†	288	114,813
GN Store Nord A/S	223	17,070
Novo Nordisk A/S, Class B	41,058	2,855,817
Novozymes A/S, Class B	11,977	719,518
Orsted A/S*	2,473	467,332
Pandora A/S	40	3,858
ROCKWOOL International A/S, Class B	316	119,255
Tryg A/S	571	17,854
Vestas Wind Systems A/S	4,367	934,447

		5,783,485

Finland — 0.4%
Elisa Oyj	225	13,385
Fortum Oyj	1,199	29,054
Kone Oyj, Class B	476	37,420

18

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finland (continued)
Neste Oyj	5,298	$374,329
Nokia Oyj†	188,431	903,234
Nordea Bank Abp†	208,858	1,694,974
Orion Oyj, Class B	232	10,647
Sampo Oyj, Class A	1,183	49,605
Stora Enso Oyj, Class R	2,362	42,943
UPM-Kymmene Oyj	1,383	49,321
Valmet Oyj	240	7,679
Wartsila Oyj Abp	2,005	19,696

		3,232,287

France — 1.8%
Air Liquide SA	5,323	869,853
Alstom SA†	5,576	302,169
Amundi SA†*	1,825	135,860
Arkema SA	47	5,218
Atos SE†	1,294	99,010
AXA SA	35,223	778,870
BNP Paribas SA†	11,202	539,515
Bureau Veritas SA†	6,243	164,166
Capgemini SE	380	55,023
Casino Guichard Perrachon SA†	431	14,629
Cie de Saint-Gobain†	11,498	572,350
Cie Generale des Etablissements Michelin SCA	864	119,270
CNP Assurances†	4,987	75,647
Covivio	76	6,252
Credit Agricole SA†	2,053	23,319
Danone SA	659	43,906
Dassault Systemes SE	1,580	315,883
Edenred	198	10,748
Electricite de France SA†	13,565	168,862
Engie SA†	22,450	348,739
EssilorLuxottica SA	265	37,581
Eutelsat Communications SA	16,818	200,789
Faurecia SE†	2,555	134,159
Gaztransport Et Technigaz SA	270	24,631
Gecina SA	68	9,697
Hermes International	685	699,652
Ipsen SA	126	11,009
JCDecaux SA†	1,445	28,114
Kering SA	311	204,086
Klepierre SA	333	8,014
L’Oreal SA	7,253	2,542,352
Legrand SA	12,394	1,140,230
LVMH Moet Hennessy Louis Vuitton SE	305	184,157
Natixis SA†	55,090	208,358
Nexans SA†	2,272	168,992
Orange SA	2,263	26,608
Pernod Ricard SA	170	32,085
Publicis Groupe SA	293	15,186
Remy Cointreau SA	85	15,792
Renault SA†	6,913	294,982
Rexel SA†	14,594	222,198
Safran SA†	412	51,958
Sanofi	1,301	122,234
Schneider Electric SE	11,010	1,614,039
SCOR SE†	151	4,592
Societe Generale SA†	48,963	914,970
Sodexo SA†	187	16,636
Suez SA	322	6,621

Security Description	Shares	Value (Note 2)
France (continued)
TOTAL SE	3,439	$145,181
Ubisoft Entertainment SA†	139	13,900
Valeo SA	10,306	385,008
Veolia Environnement SA	652	17,431
Vinci SA	5,233	485,542
Vivendi SA	1,434	43,998
Worldline SA†*	396	33,625

		14,713,696

Germany — 1.5%
adidas AG†	4,034	1,282,237
Allianz SE	600	136,014
Aurubis AG	162	12,505
BASF SE	9,717	753,815
Bayer AG	1,699	102,936
Bayerische Motoren Werke AG	3,737	317,554
Bayerische Motoren Werke AG (Preference Shares)	294	19,235
Beiersdorf AG	18,691	2,050,590
Brenntag AG	357	28,036
Carl Zeiss Meditec AG	147	23,010
Commerzbank AG†	1,143	7,595
Continental AG	216	30,363
Covestro AG*	4,391	299,232
Daimler AG	8,724	615,252
Delivery Hero SE†*	230	35,006
Deutsche Bank AG†	11,333	115,425
Deutsche Boerse AG	941	151,680
Deutsche Pfandbriefbank AG†*	6	59
Deutsche Post AG	11,447	566,462
Deutsche Telekom AG	3,524	62,845
Deutsche Wohnen SE	645	31,982
DWS Group GmbH & Co. KGaA*	455	17,799
E.ON SE	29,788	315,630
Fielmann AG†	670	58,230
Fresenius Medical Care AG & Co. KGaA	513	41,639
Fresenius SE & Co. KGaA	949	42,354
GEA Group AG	510	17,698
Hannover Rueck SE	123	19,097
HeidelbergCement AG	691	51,164
Hella GmbH & Co. KGaA†	1,575	96,495
HelloFresh SE†	1,294	109,412
Henkel AG & Co. KGaA	262	24,478
Henkel AG & Co. KGaA (Preference Shares)	210	21,812
HOCHTIEF AG	270	25,123
HUGO BOSS AG	5,640	201,043
Infineon Technologies AG	12,481	501,957
Jenoptik AG	2	69
KION Group AG	1,984	171,815
Knorr-Bremse AG	3,517	466,603
LANXESS AG	107	8,066
LEG Immobilien AG	141	20,255
Merck KGaA	447	74,700
MTU Aero Engines AG	116	27,050
Muenchener Rueckversicherungs-Gesellschaft AG	203	53,968
Puma SE†	551	53,992
Rational AG	11	10,586
RWE AG	8,054	346,585
SAP SE	1,831	233,084
Sartorius AG (Preference Shares)	81	40,380
Scout24 AG*	150	11,610

19

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	13,236	$2,049,816
Siemens Energy AG†	5,837	216,050
Siemens Healthineers AG*	841	47,197
Symrise AG	176	21,929
TeamViewer AG†*	275	14,262
thyssenkrupp AG†	15,224	177,784
Uniper SE	265	9,289
Volkswagen AG	71	15,052
Volkswagen AG (Preference Shares)	169	32,135
Vonovia SE	937	62,753
Wacker Chemie AG	669	97,070
Zalando SE†*	232	26,645

		12,474,509

Hong Kong — 0.6%
AIA Group, Ltd.	62,619	767,234
BOC Hong Kong Holdings, Ltd.	207,000	621,720
Cathay Pacific Airways, Ltd.†	13,000	10,168
CLP Holdings, Ltd.	37,000	346,539
Hang Lung Properties, Ltd.	3,000	7,979
Hang Seng Bank, Ltd.	28,900	528,211
Henderson Land Development Co., Ltd.	71,000	290,650
Hong Kong & China Gas Co., Ltd.	15,150	21,723
Hong Kong Exchanges & Clearing, Ltd.	1,804	115,884
Hysan Development Co., Ltd.	5,000	18,427
Link REIT	54,000	475,967
MTR Corp., Ltd.	54,500	316,582
New World Development Co., Ltd.	18,000	84,245
Power Assets Holdings, Ltd.	1,000	5,320
Sino Land Co., Ltd.	6,000	8,360
Sun Hung Kai Properties, Ltd.	54,500	750,282
Swire Pacific, Ltd., Class A	25,319	160,675
Swire Properties, Ltd.	53,600	156,710
Techtronic Industries Co., Ltd.	21,500	322,368

		5,009,044

Ireland — 0.3%
Accenture PLC, Class A	1,810	437,875
AIB Group PLC†	17,301	30,785
Allegion PLC	160	17,122
Aon PLC, Class A	405	82,256
CRH PLC	2,241	92,291
Eaton Corp. PLC	3,740	440,198
Flutter Entertainment PLC†	1,206	223,954
Horizon Therapeutics PLC†	756	54,795
James Hardie Industries PLC CDI†	1,493	41,736
Jazz Pharmaceuticals PLC†	763	118,646
Johnson Controls International PLC	1,474	73,435
Kerry Group PLC, Class As	1,107	150,147
Kingspan Group PLC†	2,741	185,996
Linde PLC	1,541	378,161
Medtronic PLC	2,465	274,428
Perrigo Co. PLC	441	18,831
Seagate Technology PLC	202	13,356
Smurfit Kappa Group PLC	349	16,789
STERIS PLC	70	13,098
Trane Technologies PLC	415	59,490
Willis Towers Watson PLC	232	47,082

		2,770,471

Israel — 0.2%
Bank Hapoalim BM†	13,966	99,309
Bank Leumi Le-Israel BM	13,148	80,880

Security Description	Shares	Value (Note 2)
Israel (continued)
Check Point Software Technologies, Ltd.†	4,104	$524,245
CyberArk Software, Ltd.†	282	45,190
JFrog, Ltd.†	473	29,548
NICE, Ltd.†	90	23,741
Teva Pharmaceutical Industries, Ltd.†	2,686	31,933
Teva Pharmaceutical Industries, Ltd. ADR†	11,315	133,291
Tower Semiconductor, Ltd.†	340	9,510
Wix.com, Ltd.†	1,797	443,949

		1,421,596

Italy — 0.3%
Assicurazioni Generali SpA	11,318	193,358
Banca Generali SpA†	296	9,168
Banca Mediolanum SpA†	1,413	11,208
DiaSorin SpA	28	6,135
Enel SpA	83,634	830,459
Eni SpA	4,634	46,778
Intesa Sanpaolo SpA†	295,413	646,256
Mediobanca Banca di Credito Finanziario SpA†	915	8,159
Pirelli & C SpA†*	16,659	87,004
Poste Italiane SpA*	1,190	11,652
Prysmian SpA	5,526	177,851
Recordati Industria Chimica e Farmaceutica SpA	43	2,228
Snam SpA	3,298	17,316
Terna Rete Elettrica Nazionale SpA	2,556	18,580
UniCredit SpA†	46,487	425,088
Unipol Gruppo SpA†	38,678	169,577
UnipolSai Assicurazioni SpA	4,283	10,853

		2,671,670

Japan — 4.6%
Advantest Corp.	300	23,648
AGC, Inc.	200	6,961
Aisin Seiki Co., Ltd.	400	12,307
Ajinomoto Co., Inc.	900	21,218
Alps Alpine Co., Ltd.	4,200	56,378
Amada Co., Ltd.	11,600	131,957
ANA Holdings, Inc.†	6,000	132,001
Asahi Group Holdings, Ltd.	100	4,070
Asahi Intecc Co., Ltd.	300	9,880
Asahi Kasei Corp.	18,900	211,831
Astellas Pharma, Inc.	47,200	765,662
Bandai Namco Holdings, Inc.	100	8,519
Benesse Holdings, Inc.	2,700	52,757
Bridgestone Corp.	20,100	746,015
Brother Industries, Ltd.	600	13,398
Canon, Inc.	10,200	224,988
Casio Computer Co., Ltd.	300	5,330
Central Japan Railway Co.	900	130,257
Chubu Electric Power Co., Inc.	900	11,004
Chugai Pharmaceutical Co., Ltd.	8,635	456,095
Chugoku Electric Power Co., Inc.	500	6,191
Coca-Cola Bottlers Japan Holdings, Inc.	700	10,650
Concordia Financial Group, Ltd.	1,600	5,871
Credit Saison Co., Ltd.	800	9,232
CyberAgent, Inc.	100	6,271
Dai Nippon Printing Co., Ltd.	10,600	183,006
Dai-ichi Life Holdings, Inc.	1,600	24,707
Daicel Corp.	7,344	56,373
Daifuku Co., Ltd.	300	34,079

20

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	2,100	$67,663
Daikin Industries, Ltd.	400	85,162
Daito Trust Construction Co., Ltd.	100	10,430
Daiwa House Industry Co., Ltd.	8,100	230,319
Daiwa House REIT Investment Corp.	5	13,448
Daiwa Securities Group, Inc.	3,200	15,257
Denso Corp.	1,800	100,265
DIC Corp.	400	9,853
Disco Corp.	100	32,437
East Japan Railway Co.	1,500	101,538
Eisai Co., Ltd.	4,092	299,935
ENEOS Holdings, Inc.	7,200	29,263
FANUC Corp.	5,100	1,339,295
Fast Retailing Co., Ltd.	2,700	2,323,717
Fuji Media Holdings, Inc.	800	9,317
FUJIFILM Holdings Corp.	12,400	710,731
Fujitsu, Ltd.	192	29,238
Glory, Ltd.	500	9,716
GLP J-REIT	4	6,316
Gunma Bank, Ltd.	3,000	9,353
Hamamatsu Photonics KK	900	51,972
Harmonic Drive Systems, Inc.	200	14,900
Hirose Electric Co., Ltd.	200	31,588
Hitachi Construction Machinery Co., Ltd.	200	5,863
Hitachi Metals, Ltd.	1,400	22,362
Hitachi, Ltd.	1,800	74,347
Honda Motor Co., Ltd.	17,135	453,076
Hoshizaki Corp.	100	8,875
Hoya Corp.	800	102,307
Hulic Co., Ltd.	900	10,213
Ibiden Co., Ltd.	200	9,194
Idemitsu Kosan Co., Ltd.	600	14,170
Inpex Corp.	38,100	224,241
Isuzu Motors, Ltd.	1,800	17,296
ITOCHU Corp.	500	14,354
Japan Airlines Co., Ltd.†	5,400	96,552
Japan Exchange Group, Inc.	1,000	23,316
Japan Post Bank Co., Ltd.	22,600	196,413
Japan Post Holdings Co., Ltd.	113,500	905,274
Japan Post Insurance Co., Ltd.	300	5,906
Japan Real Estate Investment Corp.	3	18,266
Japan Retail Fund Investment Corp.	5	9,536
Japan Tobacco, Inc.	26,000	516,654
JSR Corp.	200	6,114
Kajima Corp.	98	1,318
Kandenko Co., Ltd.	1,100	9,463
Kaneka Corp.	763	27,548
Kansai Electric Power Co., Inc.	800	7,896
Kansai Paint Co., Ltd.	900	26,603
Kao Corp.	19,095	1,389,849
Kawasaki Heavy Industries, Ltd.†	500	10,659
KDDI Corp.	44,116	1,299,058
Kewpie Corp.	700	16,188
Keyence Corp.	3,200	1,721,412
Kikkoman Corp.	500	35,195
Kirin Holdings Co., Ltd.	200	4,302
Koito Manufacturing Co., Ltd.	300	19,250
Komatsu, Ltd.	2,800	77,161
Konica Minolta, Inc.	2,400	10,455
Kubota Corp.	3,400	74,928
Kuraray Co., Ltd.	3,700	39,767

Security Description	Shares	Value (Note 2)
Japan (continued)
Kyocera Corp.	6,500	$417,241
Kyoritsu Maintenance Co., Ltd.	300	9,715
Kyowa Kirin Co., Ltd.	200	5,947
Kyushu Railway Co.	900	18,956
Lasertec Corp.†	500	66,751
Lintec Corp.	700	15,827
M3, Inc.	500	41,922
Makita Corp.	800	38,165
Marubeni Corp.	10,900	72,670
Mazda Motor Corp.	1,000	7,157
Minebea Mitsumi, Inc.	600	13,360
MISUMI Group, Inc.	500	16,307
Mitsubishi Chemical Holdings Corp.	1,500	10,354
Mitsubishi Corp.	2,800	71,039
Mitsubishi Electric Corp.	2,600	39,753
Mitsubishi Estate Co., Ltd.	2,300	36,705
Mitsubishi Heavy Industries, Ltd.	900	26,037
Mitsubishi Materials Corp.	4,800	102,428
Mitsubishi UFJ Financial Group, Inc.	74,700	336,568
Mitsubishi UFJ Lease & Finance Co., Ltd.	25,200	124,812
Mitsui & Co., Ltd.	2,900	53,875
Mitsui Fudosan Co., Ltd.	1,800	36,984
Mizuho Financial Group, Inc.	6,470	86,304
MS&AD Insurance Group Holdings, Inc.	900	26,064
Murata Manufacturing Co., Ltd.	6,300	606,752
NEC Corp.	300	16,277
Nexon Co., Ltd.	10,600	322,227
NGK Insulators, Ltd.	2,500	43,902
NGK Spark Plug Co., Ltd.	2,700	50,330
Nidec Corp.	9,700	1,288,250
Nifco, Inc.	600	21,001
Nihon Kohden Corp.	300	8,965
Nikon Corp.	15,000	119,894
Nintendo Co., Ltd.	2,181	1,260,496
Nippon Building Fund, Inc.	3	18,129
Nippon Paint Holdings Co., Ltd.	1,500	135,321
Nippon Prologis REIT, Inc.	4	13,037
Nippon Sanso Holdings Corp.	300	5,799
Nippon Shinyaku Co., Ltd.	200	14,732
Nippon Shokubai Co., Ltd.	200	11,228
Nippon Steel Corp.†	700	8,175
Nippon Telegraph & Telephone Corp.	26,400	658,096
Nippon Television Holdings, Inc.	900	10,376
Nippon Yusen KK	200	4,621
Nissan Motor Co., Ltd.†	4,800	24,538
Nisshin Seifun Group, Inc.	4,100	69,215
Nissin Foods Holdings Co., Ltd.	100	8,622
Nitto Denko Corp.	2,786	252,759
Nomura Holdings, Inc.	13,100	69,422
Nomura Real Estate Holdings, Inc.	300	6,715
Nomura Real Estate Master Fund, Inc.	5	7,600
NSK, Ltd.	1,400	12,804
NTT Data Corp.	1,800	25,966
Olympus Corp.	1,400	25,358
Omron Corp.	2,000	177,039
Ono Pharmaceutical Co., Ltd.	300	8,984
Oriental Land Co., Ltd.	4,100	641,880
ORIX Corp.	2,400	38,911
Orix JREIT, Inc.	5	8,384
Osaka Gas Co., Ltd.	300	5,534
Otsuka Holdings Co., Ltd.	400	17,110

21

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	200	$4,505
Panasonic Corp.	17,300	224,248
PeptiDream, Inc.†	100	5,860
Pigeon Corp.	100	4,502
Pola Orbis Holdings, Inc.	9,244	185,462
Rakuten, Inc.†	1,300	12,779
Recruit Holdings Co., Ltd.	34,800	1,516,240
Rengo Co., Ltd.	1,500	12,451
Resona Holdings, Inc.	45,800	160,038
Ricoh Co., Ltd.	14,500	111,350
Rohm Co., Ltd.	3,000	305,406
Ryohin Keikaku Co., Ltd.	200	4,794
Sankyu, Inc.	800	30,302
Santen Pharmaceutical Co., Ltd.	200	3,314
Sanwa Holdings Corp.	900	10,234
SBI Holdings, Inc.	400	9,981
SCREEN Holdings Co., Ltd.	900	69,814
Secom Co., Ltd.	100	9,079
Seiko Epson Corp.	400	6,806
Sekisui House, Ltd.	900	17,411
Seven & i Holdings Co., Ltd.	15,600	592,555
Shimadzu Corp.	100	3,826
Shimano, Inc.	600	140,757
Shin-Etsu Chemical Co., Ltd.	600	104,486
Shionogi & Co., Ltd.	5,340	290,530
Shiseido Co., Ltd.	2,164	142,007
Shizuoka Bank, Ltd.	1,100	8,091
SMC Corp.	800	485,554
SoftBank Corp.	25,200	330,686
SoftBank Group Corp.	14,056	1,082,871
Sohgo Security Services Co., Ltd.	300	14,801
Sompo Holdings, Inc.	500	19,987
Sony Corp.	3,600	344,500
Square Enix Holdings Co., Ltd.	100	5,748
Stanley Electric Co., Ltd.	500	15,679
Subaru Corp.	6,400	123,349
Sumitomo Chemical Co., Ltd.	8,600	40,667
Sumitomo Corp.	4,600	61,165
Sumitomo Electric Industries, Ltd.	2,100	28,057
Sumitomo Heavy Industries, Ltd.	600	16,914
Sumitomo Mitsui Financial Group, Inc.	46,500	1,447,385
Sumitomo Mitsui Trust Holdings, Inc.	9,200	279,511
Sumitomo Realty & Development Co., Ltd.	600	18,203
Sumitomo Rubber Industries, Ltd.	14,100	130,045
Suntory Beverage & Food, Ltd.	6,200	216,932
Suzuki Motor Corp.	200	9,037
Sysmex Corp.	3,300	384,667
T&D Holdings, Inc.	600	7,110
Takeda Pharmaceutical Co., Ltd.	20,800	729,298
TDK Corp.	200	32,377
Teijin, Ltd.	3,213	59,059
Terumo Corp.	800	31,293
THK Co., Ltd.	500	16,032
Tokio Marine Holdings, Inc.	1,100	54,935
Tokyo Century Corp.	100	8,120
Tokyo Electron, Ltd.	1,600	610,287
Tokyo Gas Co., Ltd.	300	6,555
Tokyu Fudosan Holdings Corp.	1,300	7,381
Toppan Printing Co., Ltd.	400	5,706
Toray Industries, Inc.	6,700	43,845
Toshiba Corp.	14,700	481,606

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyo Seikan Group Holdings, Ltd.	900	$9,664
Toyo Suisan Kaisha, Ltd.	200	9,841
Toyoda Gosei Co., Ltd.	300	7,931
Toyota Industries Corp.	700	55,220
Toyota Motor Corp.	10,385	726,190
Toyota Tsusho Corp.	700	27,471
Trend Micro, Inc.†	300	16,473
Unicharm Corp.	11,400	509,927
United Urban Investment Corp.	6	8,176
Yakult Honsha Co., Ltd.	5,100	260,616
Yamada Holdings Co., Ltd.	39,500	201,434
Yamaha Corp.	900	50,888
Yaskawa Electric Corp.	4,500	231,514
Z Holdings Corp.	19,700	121,869

		37,464,544

Jersey — 0.2%
Amcor PLC	14,677	160,566
Experian PLC	25,234	882,587
Ferguson PLC	770	89,587
Glencore PLC†	68,588	230,670
Janus Henderson Group PLC	2,181	67,088
WPP PLC	18,988	198,215

		1,628,713

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	998	64,870

Luxembourg — 0.0%
ArcelorMittal SA†	1,387	30,172
Aroundtown SA	2,268	15,777
Eurofins Scientific SE†	70	6,726
RTL Group SA†	452	25,902
Spotify Technology SA†	462	145,530
Tenaris SA	1,919	14,892

		238,999

Netherlands — 0.9%
ABN AMRO Bank NV CVA†*	27,663	288,572
Adyen NV†*	38	79,180
Aegon NV	133,933	552,128
Airbus SE†	822	82,811
Akzo Nobel NV	2,663	270,008
Argenx SE†	39	11,421
ASML Holding NV	3,824	2,035,991
CNH Industrial NV†	2,115	27,038
Davide Campari-Milano NV	573	6,168
Euronext NV*	1,071	115,383
EXOR NV	198	14,731
Ferrari NV	99	20,671
GrandVision NV†*	1	30
ING Groep NV†	74,209	659,139
Just Eat Takeaway.com NV†*	132	15,144
Koninklijke Ahold Delhaize NV	15,559	445,238
Koninklijke DSM NV	3,749	654,693
Koninklijke KPN NV	615	1,922
Koninklijke Philips NV†	5,829	317,686
Koninklijke Vopak NV	103	5,209
LyondellBasell Industries NV, Class A	1,031	88,419
NN Group NV	7,266	301,210
Prosus NV	623	72,386
QIAGEN NV†	603	32,658
Randstad NV†	161	10,042
Signify NV†* (Euronext Paris)	11,014	523,735

22

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV† (MIL)	9,335	$141,765
Stellantis NV	5,827	88,460
STMicroelectronics NV	8,773	353,703
Wolters Kluwer NV	1,499	124,417

		7,339,958

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,241	55,661

Norway — 0.1%
Equinor ASA	12,766	228,278
NEL ASA†	27,842	99,098
Scatec ASA*	2,630	99,606

		426,982

Panama — 0.0%
Carnival Corp.	3,633	67,828

Papua New Guinea — 0.0%
Oil Search, Ltd.	2,934	8,776

Portugal — 0.1%
EDP - Energias de Portugal SA	57,462	359,119
Galp Energia SGPS SA	716	7,155
Jeronimo Martins SGPS SA	1,913	31,261

		397,535

Singapore — 0.2%
CapitaLand, Ltd.	39,930	95,967
DBS Group Holdings, Ltd.	16,282	306,122
Flex, Ltd.†	2,419	42,671
Jardine Cycle & Carriage, Ltd.	4,900	79,109
Keppel Corp., Ltd.	30,200	113,294
Oversea-Chinese Banking Corp., Ltd.	32,237	248,935
Singapore Airlines, Ltd.†	71,700	220,130
Singapore Technologies Engineering, Ltd.	24,900	69,200
Singapore Telecommunications, Ltd.	162,600	288,775
United Overseas Bank, Ltd.	10,300	181,968
Wilmar International, Ltd.	9,300	36,879
Yangzijiang Shipbuilding Holdings, Ltd.	212,800	157,725

		1,840,775

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	439	13,682
Amadeus IT Group SA	772	48,868
Banco Bilbao Vizcaya Argentaria SA	25,607	116,616
Banco Santander SA†	51,236	149,852
CaixaBank SA	7,520	19,008
Cellnex Telecom SA*	414	24,256
EDP Renovaveis SA	3,330	90,811
Endesa SA	827	21,150
Ferrovial SA	2,497	59,930
Grifols SA	408	12,031
Iberdrola SA	64,567	875,640
Iberdrola SA†	757	10,267
Industria de Diseno Textil SA	33,554	995,515
Naturgy Energy Group SA	7,310	188,719
Repsol SA	24,854	243,653
Siemens Gamesa Renewable Energy SA	5,371	219,739
Telefonica SA	6,861	29,487
Zardoya Otis SA	2,116	13,898

		3,133,122

Security Description	Shares	Value (Note 2)
SupraNational — 0.0%
Unibail-Rodamco-Westfield (Euronext Amsterdam)	1,259	$106,138

Sweden — 0.4%
Alfa Laval AB†	95	2,493
Assa Abloy AB, Class B	639	15,821
Atlas Copco AB, Class A	16,860	917,759
Atlas Copco AB, Class B	14,190	664,146
Boliden AB	10,899	357,508
Epiroc AB, Class A	8,512	163,381
EQT AB	103	3,214
Evolution Gaming Group AB*	50	4,874
Hexagon AB, Class B	45	3,937
Investor AB, Class B	400	29,332
Kinnevik AB Class B	6,123	300,821
L E Lundbergforetagen AB, Class B†	1,725	90,761
Loomis AB	448	11,484
Pandox AB†	1,735	26,171
Sandvik AB†	522	13,008
Securitas AB, Class B	1,642	25,377
Skandinaviska Enskilda Banken AB, Class A†	647	7,068
SKF AB, Class B	95	2,604
SSAB AB, Class A†	28,289	120,665
Svenska Cellulosa AB SCA, Class B†	459	8,087
Svenska Handelsbanken AB, Class A†	32,359	324,222
Swedbank AB, Class A†	797	15,000
Telefonaktiebolaget LM Ericsson, Class B	34,527	436,177
Volvo AB, Class B†	2,047	50,590

		3,594,500

Switzerland — 1.5%
ABB, Ltd.	3,482	102,767
Adecco Group AG	792	49,596
Alcon, Inc.†	634	45,474
Baloise Holding AG	137	22,871
Banque Cantonale Vaudoise	75	7,952
Barry Callebaut AG	14	31,016
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	8,676
Cie Financiere Richemont SA	12,166	1,130,398
Clariant AG	276	5,862
Credit Suisse Group AG	69,562	916,801
Garmin, Ltd.	1,072	123,130
Geberit AG	10	6,121
Givaudan SA	238	960,559
Julius Baer Group, Ltd.	473	28,638
Kuehne & Nagel International AG	1,068	243,288
LafargeHolcim, Ltd.	2,033	109,733
Landis+Gyr Group AG	120	8,855
Logitech International SA	210	21,898
Lonza Group AG	97	62,050
Nestle SA	26,444	2,962,432
Novartis AG	6,163	557,475
Partners Group Holding AG	43	50,861
Roche Holding AG	6,930	2,388,650
Schindler Holding AG (Participation Certificate)	97	25,625
Schindler Holding AG	50	13,171
SGS SA	96	291,809
Sika AG	2,808	763,666
Sonova Holding AG†	122	29,475
Straumann Holding AG	11	12,207

23

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Life Holding AG	74	$33,674
Swiss Prime Site AG	243	23,640
Swiss Re AG	2,921	257,725
Swisscom AG	12	6,536
TE Connectivity, Ltd.	401	48,280
Temenos AG	37	4,683
UBS Group AG	52,232	754,046
Vifor Pharma AG	34	4,621
Zurich Insurance Group AG	264	105,104

		12,219,365

United Kingdom — 2.2%
3i Group PLC	2,913	44,058
Abcam PLC	2,265	51,566
Admiral Group PLC	160	6,315
Anglo American PLC	668	21,967
Ashtead Group PLC	1,499	75,752
AstraZeneca PLC	19,221	1,962,368
Auto Trader Group PLC*	1,959	15,128
Aviva PLC	48,843	223,174
Babcock International Group PLC†	10,207	32,520
BAE Systems PLC	1,980	12,523
Barclays PLC†	71,498	130,797
BHP Group PLC	10,442	286,896
BP PLC	28,367	105,414
British American Tobacco PLC	16,038	583,715
British Land Co. PLC	1,226	7,529
BT Group PLC†	333,962	574,115
Bunzl PLC	1,058	34,032
Centrica PLC†	67,127	47,565
Compass Group PLC†	10,049	180,123
ConvaTec Group PLC*	11,126	30,507
Croda International PLC	349	30,035
Diageo PLC	39,472	1,592,884
Direct Line Insurance Group PLC	817	3,353
Dunelm Group PLC†	3,385	53,561
GlaxoSmithKline PLC	49,912	927,220
Halma PLC	260	8,788
Hargreaves Lansdown PLC	473	11,057
HomeServe PLC	1,044	14,914
Howden Joinery Group PLC†	8,569	78,760
HSBC Holdings PLC†	99,866	523,035
IG Group Holdings PLC	4	41
Imperial Brands PLC	19,605	394,556
Informa PLC†	53,023	362,441
InterContinental Hotels Group PLC†	37	2,284
International Game Technology PLC	16,783	270,374
Intertek Group PLC	1,563	118,041
ITV PLC†	99,146	143,670
J Sainsbury PLC	25,324	84,744
JD Sports Fashion PLC†	7,557	77,225
John Wood Group PLC†	2,669	10,700
Johnson Matthey PLC	14,861	600,096
KAZ Minerals PLC	1,916	19,028
Kingfisher PLC†	117,336	445,938
Land Securities Group PLC	757	6,333
Legal & General Group PLC	6,731	22,466
Liberty Global PLC, Class A†	1,077	25,999
Liberty Global PLC, Class C†	2,154	52,041
Lloyds Banking Group PLC†	847,719	380,449
London Stock Exchange Group PLC	471	56,006
M&G PLC	3,526	8,490
Marks & Spencer Group PLC†	60,477	117,011

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Melrose Industries PLC†	5,646	$13,012
Micro Focus International PLC†	1,578	9,562
National Grid PLC	12,445	144,666
Natwest Group PLC†	11,591	23,298
Nielsen Holdings PLC	483	10,785
NMC Health PLC†(1)	128	0
Ocado Group PLC†	332	12,618
Pearson PLC	1,598	17,770
Prudential PLC	3,330	53,384
Reckitt Benckiser Group PLC	5,819	494,177
RELX PLC	45,199	1,121,166
Rentokil Initial PLC†	16,694	113,676
Rio Tinto PLC	5,973	456,473
Rolls-Royce Holdings PLC†	264,336	330,094
Royal Dutch Shell PLC, Class A	74,957	1,364,015
Royal Dutch Shell PLC, Class B	47,097	814,695
Royal Mail PLC†	13,224	73,224
Schroders PLC	111	5,190
Segro PLC	1,876	24,510
Severn Trent PLC	74	2,343
Smith & Nephew PLC	599	12,614
SSE PLC	19,641	398,761
St James’s Place PLC	510	8,191
Standard Chartered PLC†	49,173	298,589
Standard Life Aberdeen PLC	1,848	7,641
TechnipFMC PLC	28,548	305,178
Tesco PLC	86,782	284,168
Travis Perkins PLC†	1,424	26,294
Unilever PLC	6,185	360,508
United Utilities Group PLC	459	5,792
Vodafone Group PLC	36,442	62,325
WH Smith PLC	405	8,477
WM Morrison Supermarkets PLC	5,218	12,822

		17,743,622

United States — 21.4%
3M Co.	8,445	1,483,449
Abbott Laboratories	3,236	399,937
AbbVie, Inc.	8,934	915,556
ABIOMED, Inc.†	171	59,551
Activision Blizzard, Inc.	1,759	160,069
Acuity Brands, Inc.	892	107,254
Adobe, Inc.†	5,011	2,298,896
Advance Auto Parts, Inc.	77	11,484
Advanced Micro Devices, Inc.†	5,339	457,232
Agilent Technologies, Inc.	2,445	293,816
AGNC Investment Corp.	613	9,563
Air Products & Chemicals, Inc.	689	183,798
Akamai Technologies, Inc.†	439	48,742
Alaska Air Group, Inc.	8,217	401,236
Albemarle Corp.	307	49,937
Alcoa Corp.†	4,323	77,814
Alexandria Real Estate Equities, Inc.	228	38,101
Alexion Pharmaceuticals, Inc.†	432	66,239
Align Technology, Inc.†	124	65,147
Alliance Data Systems Corp.	1,688	114,193
Alliant Energy Corp.	177	8,611
Allogene Therapeutics, Inc.†	682	23,665
Allstate Corp.	481	51,554
Ally Financial, Inc.	2,418	91,497
Alnylam Pharmaceuticals, Inc.†	191	28,742
Alphabet, Inc., Class A†	2,153	3,934,306
Alphabet, Inc., Class C†	2,017	3,702,688
Altria Group, Inc.	837	34,384

24

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Amazon.com, Inc.†	2,456	$7,874,427
Amedisys, Inc.†	89	25,571
Ameren Corp.	164	11,926
American Airlines Group, Inc.	893	15,333
American Electric Power Co., Inc.	988	79,939
American Express Co.	7,449	866,021
American Tower Corp.	812	184,616
American Water Works Co., Inc.	114	18,128
Ameriprise Financial, Inc.	239	47,291
AmerisourceBergen Corp.	506	52,725
AMETEK, Inc.	158	17,895
Amgen, Inc.	3,707	894,981
Analog Devices, Inc.	259	38,158
Annaly Capital Management, Inc.	11,708	95,069
ANSYS, Inc.†	194	68,748
Antero Midstream Corp.	7,816	63,310
Anthem, Inc.	1,440	427,651
Apache Corp.	396	5,655
Apple, Inc.	89,395	11,796,564
Applied Materials, Inc.	983	95,036
Aramark	168	5,761
Archer-Daniels-Midland Co.	227	11,352
Arista Networks, Inc.†	405	124,562
Arthur J. Gallagher & Co.	291	33,584
AT&T, Inc.	74,465	2,131,933
Autodesk, Inc.†	1,943	539,046
Automatic Data Processing, Inc.	2,255	372,346
AutoZone, Inc.†	34	38,025
AvalonBay Communities, Inc.	222	36,335
Avangrid, Inc.	4,830	223,484
Avery Dennison Corp.	487	73,474
Avnet, Inc.	609	21,504
Baker Hughes Co.	10,753	216,028
Ball Corp. (LSE)	644	56,685
Ball Corp. (NYSE)	1,875	165,038
Bank of America Corp.	36,410	1,079,556
Bank of New York Mellon Corp.	30,166	1,201,512
Bank OZK	487	18,097
Baxter International, Inc.	850	65,306
Becton Dickinson & Co.	4,533	1,186,694
Berkshire Hathaway, Inc., Class B†	5,904	1,345,344
Best Buy Co., Inc.	13,558	1,475,382
Bill.com Holdings, Inc.†	145	17,673
Bio-Rad Laboratories, Inc., Class A†	214	122,787
Biogen, Inc.†	1,309	369,936
Blackstone Group, Inc., Class A	226	15,185
Bluebird Bio, Inc.†	549	24,458
Boeing Co.	1,106	214,774
Booking Holdings, Inc.†	60	116,660
Booz Allen Hamilton Holding Corp.	45	3,833
BorgWarner, Inc.	43	1,806
Boston Properties, Inc.	201	18,345
Boston Scientific Corp.†	2,408	85,340
Bridgebio Pharma, Inc.†	182	10,330
Brighthouse Financial, Inc.†	1,186	41,937
Bristol-Myers Squibb Co.	44,703	2,746,105
Broadcom, Inc.	633	285,167
Broadridge Financial Solutions, Inc.	295	41,686
Burlington Stores, Inc.†	15	3,734
Cabot Oil & Gas Corp.	2,009	36,825
CACI International, Inc., Class A†	154	37,148
Cadence Design Systems, Inc.†	3,213	418,943

Security Description	Shares	Value (Note 2)
United States (continued)
Capital One Financial Corp.	4,577	$477,198
Cardinal Health, Inc.	1,048	56,309
Carlyle Group, Inc.	196	6,325
CarMax, Inc.†	214	25,205
Carrier Global Corp.	2,427	93,440
Carter’s, Inc.	718	63,213
Catalent, Inc.†	142	16,337
Caterpillar, Inc.	947	173,149
Cboe Global Markets, Inc.	299	27,427
CBRE Group, Inc., Class A†	475	28,966
Celanese Corp.	455	55,578
Centene Corp.†	9,995	602,698
Ceridian HCM Holding, Inc.†	140	13,007
Cerner Corp.	6,054	484,986
CF Industries Holdings, Inc.	1,107	45,808
Charles Schwab Corp.	3,076	158,537
Charter Communications, Inc., Class A†	184	111,791
Cheniere Energy, Inc.†	940	59,530
Chevron Corp.	8,142	693,698
Chipotle Mexican Grill, Inc.†	224	331,520
Church & Dwight Co., Inc.	628	53,022
Cigna Corp.	4,460	968,043
Cincinnati Financial Corp.	263	22,116
Cintas Corp.	200	63,624
Cisco Systems, Inc.	9,038	402,914
Citigroup, Inc.	7,440	431,446
Citizens Financial Group, Inc.	1,129	41,141
Citrix Systems, Inc.	273	36,394
Clorox Co.	336	70,379
Cloudflare, Inc., Class A†	129	9,889
CME Group, Inc.	751	136,487
CMS Energy Corp.	91	5,176
Coca-Cola Co.	37,034	1,783,187
Cognizant Technology Solutions Corp., Class A	1,524	118,796
Colgate-Palmolive Co.	1,992	155,376
Columbia Sportswear Co.	905	79,151
Comcast Corp., Class A	7,214	357,598
Comerica, Inc.	3,269	186,987
Concentrix Corp.†	142	15,183
ConocoPhillips	4,579	183,297
Consolidated Edison, Inc.	14,749	1,043,934
Continental Resources, Inc.	4,855	95,595
Cooper Cos., Inc.	75	27,303
Copart, Inc.†	662	72,655
Corning, Inc.	2,011	72,135
Corteva, Inc.	2,385	95,066
CoStar Group, Inc.†	29	26,092
Costco Wholesale Corp.	7,856	2,768,690
Coupa Software, Inc.†	27	8,366
Crowdstrike Holdings, Inc., Class A†	54	11,653
Crown Castle International Corp.	777	123,745
Crown Holdings, Inc.†	1,071	96,551
Cummins, Inc.	6,581	1,542,718
CVS Health Corp.	14,981	1,073,389
Danaher Corp.	4,965	1,180,876
Darden Restaurants, Inc.	1,032	120,630
Datadog, Inc., Class A†	82	8,426
Deere & Co.	101	29,169
Dell Technologies, Inc., Class C†	3,351	244,254
Delta Air Lines, Inc.	14,612	554,672
DENTSPLY SIRONA, Inc.	252	13,479
Devon Energy Corp.	1,719	28,295

25

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
DexCom, Inc.†	774	$290,134
Diamondback Energy, Inc.	221	12,528
Dick’s Sporting Goods, Inc.	7,423	497,415
Digital Realty Trust, Inc.	477	68,664
Discover Financial Services	609	50,876
DocuSign, Inc.†	38	8,850
Dolby Laboratories, Inc., Class A	538	47,360
Dollar General Corp.	853	166,002
Dollar Tree, Inc.†	947	96,272
Dominion Energy, Inc.	1,303	94,976
Domino’s Pizza, Inc.	158	58,580
Dover Corp.	159	18,522
Dow, Inc.	2,582	134,006
DraftKings, Inc., Class A†	983	53,190
Dropbox, Inc., Class A†	307	6,947
DTE Energy Co.	103	12,228
Duke Energy Corp.	1,289	121,166
Duke Realty Corp.	569	22,510
Dun & Bradstreet Holdings, Inc.†	2,653	62,743
DuPont de Nemours, Inc.	1,640	130,298
DXC Technology Co.	3,017	85,079
Dynatrace, Inc.†	456	18,929
Eastman Chemical Co.	813	79,959
eBay, Inc.	1,231	69,564
Ecolab, Inc.	648	132,522
Edison International	575	33,442
Editas Medicine, Inc.†	622	38,160
Edwards Lifesciences Corp.†	7,546	623,149
Elanco Animal Health, Inc.†	3,871	112,375
Electronic Arts, Inc.	1,911	273,655
Eli Lilly & Co.	1,371	285,127
Emerson Electric Co.	835	66,257
Entergy Corp.	302	28,790
EOG Resources, Inc.	2,155	109,819
EPAM Systems, Inc.†	89	30,654
EQT Corp.	31,625	515,804
Equifax, Inc.	448	79,345
Equinix, Inc.	2,828	2,092,607
Equitable Holdings, Inc.	3,403	84,326
Equitrans Midstream Corp.	9,357	62,224
Equity Residential	564	34,765
Essex Property Trust, Inc.	99	23,721
Estee Lauder Cos., Inc., Class A	462	109,332
Etsy, Inc.†	167	33,248
Evergy, Inc.	285	15,313
Eversource Energy	496	43,400
Exelon Corp.	1,795	74,600
Expedia Group, Inc.	194	24,075
Extra Space Storage, Inc.	211	24,010
Exxon Mobil Corp.	11,772	527,856
Facebook, Inc., Class A†	12,997	3,357,515
FactSet Research Systems, Inc.	484	146,333
Federal Realty Investment Trust	78	6,830
FedEx Corp.	1,727	406,432
Fidelity National Information Services, Inc.	3,125	385,813
Fifth Third Bancorp	1,882	54,446
First Horizon Corp.	11,253	156,304
First Republic Bank	460	66,695
First Solar, Inc.†	6,046	599,461
FirstEnergy Corp.	859	26,423
Fiserv, Inc.†	1,491	153,111

Security Description	Shares	Value (Note 2)
United States (continued)
FleetCor Technologies, Inc.†	248	$60,202
FLIR Systems, Inc.	165	8,588
Flowserve Corp.	118	4,196
FMC Corp.	500	54,145
Foot Locker, Inc.	6,051	265,155
Ford Motor Co.	1,228	12,931
Fortinet, Inc.†	333	48,202
Fortive Corp.	433	28,613
Fortune Brands Home & Security, Inc.	40	3,450
Franklin Resources, Inc.	10,191	267,921
Freeport-McMoRan, Inc.	4,696	126,369
FTI Consulting, Inc.†	118	12,976
Gap, Inc.†	30,607	619,792
Gartner, Inc.†	162	24,609
General Dynamics Corp.	279	40,924
General Electric Co.	16,039	171,297
General Motors Co.	511	25,897
Genuine Parts Co.	1,634	153,400
Gilead Sciences, Inc.	9,032	592,499
Global Payments, Inc.	608	107,324
GoDaddy, Inc., Class A†	109	8,565
Goldman Sachs Group, Inc.	1,141	309,405
H&R Block, Inc.	2,865	49,364
Halliburton Co.	18,349	323,493
Hanesbrands, Inc.	5,330	81,496
Hasbro, Inc.	2,110	197,960
Healthpeak Properties, Inc.	728	21,585
HEICO Corp., Class A	30	3,189
Henry Schein, Inc.†	6,977	459,435
Hess Corp.	2,656	143,371
Hewlett Packard Enterprise Co.	66,453	820,030
Hilton Worldwide Holdings, Inc.	1,051	106,561
HollyFrontier Corp.	130	3,700
Hologic, Inc.†	1,426	113,695
Home Depot, Inc.	6,125	1,658,772
Honeywell International, Inc.	1,348	263,359
Hormel Foods Corp.	569	26,663
Host Hotels & Resorts, Inc.	870	11,789
Howmet Aerospace, Inc.	2,992	73,543
HP, Inc.	1,509	36,729
HubSpot, Inc.†	155	57,691
Humana, Inc.	768	294,228
Huntington Bancshares, Inc.	2,555	33,790
Hyatt Hotels Corp., Class A	4,744	311,491
ICU Medical, Inc.†	144	29,445
IDEX Corp.	134	24,949
IDEXX Laboratories, Inc.†	141	67,494
Illinois Tool Works, Inc.	613	119,051
Illumina, Inc.†	856	365,033
Incyte Corp.†	1,141	102,405
Ingersoll Rand, Inc.†	3,774	157,904
Intel Corp.	55,589	3,085,745
Intercontinental Exchange, Inc.	1,456	160,670
International Business Machines Corp.	11,294	1,345,228
International Flavors & Fragrances, Inc.	431	48,436
International Paper Co.	1,910	96,092
Intuit, Inc.	726	262,253
Intuitive Surgical, Inc.†	207	154,761
Invitation Homes, Inc.	671	19,781
IQVIA Holdings, Inc.†	269	47,828
Iron Mountain, Inc.	391	13,165
Jack Henry & Associates, Inc.	133	19,257
Jacobs Engineering Group, Inc.	6,485	654,726

26

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
JetBlue Airways Corp.†	4,283	$61,418
Johnson & Johnson	10,444	1,703,730
Jones Lang LaSalle, Inc.†	896	131,004
JPMorgan Chase & Co.	6,546	842,274
KeyCorp	2,637	44,460
Keysight Technologies, Inc.†	79	11,186
Kimberly-Clark Corp.	1,167	154,161
Kimco Realty Corp.	557	9,196
Kinder Morgan, Inc.	62,354	877,944
KKR & Co., Inc., Class A	277	10,789
KLA Corp.	363	101,665
Kohl’s Corp.	17,066	751,928
Kroger Co.	10,304	355,488
L Brands, Inc.	324	13,206
L3Harris Technologies, Inc.	389	66,717
Laboratory Corp. of America Holdings†	4,180	956,844
Lam Research Corp.	98	47,427
Las Vegas Sands Corp.	1,605	77,184
Leggett & Platt, Inc.	141	5,781
Leidos Holdings, Inc.	219	23,227
LHC Group, Inc.†	150	29,883
Lincoln National Corp.	960	43,670
LKQ Corp.†	1,897	66,566
Lockheed Martin Corp.	524	168,634
Loews Corp.	1,305	59,103
Lowe’s Cos., Inc.	2,500	417,125
Lumen Technologies, Inc.	2,118	26,221
M&T Bank Corp.	1,525	202,017
ManpowerGroup, Inc.	221	19,545
Marathon Oil Corp.	881	6,378
Marathon Petroleum Corp.	2,319	100,088
Markel Corp.†	25	24,237
MarketAxess Holdings, Inc.	85	45,965
Marriott International, Inc., Class A	1,017	118,287
Marriott Vacations Worldwide Corp.	427	52,419
Marsh & McLennan Cos., Inc.	8,889	976,990
Martin Marietta Materials, Inc.	285	81,912
Masco Corp.	585	31,771
Mastercard, Inc., Class A	4,419	1,397,686
Match Group, Inc.†	57	7,972
MAXIMUS, Inc.	139	10,433
McDonald’s Corp.	4,832	1,004,283
McKesson Corp.	5,433	947,896
MercadoLibre, Inc.†	2	3,559
Merck & Co., Inc.	26,826	2,067,480
MetLife, Inc.	3,742	180,177
Mettler-Toledo International, Inc.†	32	37,379
MGIC Investment Corp.	10,095	118,313
MGM Resorts International	2,474	70,657
Microchip Technology, Inc.	318	43,283
Micron Technology, Inc.†	1,673	130,946
Microsoft Corp.	42,954	9,963,610
Mid-America Apartment Communities, Inc.	189	25,090
Mohawk Industries, Inc.†	369	52,988
Molson Coors Beverage Co., Class B	6,837	342,944
Mondelez International, Inc., Class A	4,389	243,326
MongoDB, Inc.†	48	17,741
Moody’s Corp.	374	99,581
Morgan Stanley	9,104	610,423
MP Materials Corp.†	2,438	71,116
MSCI, Inc.	183	72,340

Security Description	Shares	Value (Note 2)
United States (continued)
Murphy USA, Inc.	171	$21,301
Nasdaq, Inc.	337	45,586
nCino, Inc.†	179	12,834
NetApp, Inc.	226	15,015
Netflix, Inc.†	2,422	1,289,449
New Residential Investment Corp.	1,045	9,813
New York Community Bancorp, Inc.	965	10,094
Newell Brands, Inc.	1,030	24,741
Newmont Corp.	482	28,727
News Corp., Class B	238	4,493
NextEra Energy, Inc.	3,224	260,725
NIKE, Inc., Class B	17,068	2,280,114
Nordson Corp.	9	1,611
Nordstrom, Inc.	6,326	224,257
Northern Trust Corp.	469	41,830
Northrop Grumman Corp.	1,123	321,863
NortonLifeLock, Inc.	2,099	44,226
NOV, Inc.	21,485	265,984
NRG Energy, Inc.	248	10,270
Nucor Corp.	7,654	372,979
Nutanix, Inc., Class A†	764	23,317
NVIDIA Corp.	4,488	2,331,920
O’Reilly Automotive, Inc.†	110	46,802
Occidental Petroleum Corp.	3,797	76,168
Okta, Inc.†	10	2,590
ON Semiconductor Corp.†	1,370	47,251
ONEOK, Inc.	2,265	90,215
Oracle Corp.	11,540	697,362
Otis Worldwide Corp.	942	60,900
Owens Corning	61	4,734
Packaging Corp. of America	574	77,180
Parker-Hannifin Corp.	156	41,279
Paychex, Inc.	468	40,866
Paycom Software, Inc.†	84	31,898
Paylocity Holding Corp.†	88	16,496
PayPal Holdings, Inc.†	9,317	2,183,066
PennyMac Financial Services, Inc.	4,907	284,606
People’s United Financial, Inc.	477	6,516
PepsiCo, Inc.	1,373	187,511
PerkinElmer, Inc.	119	17,501
Pfizer, Inc.	9,587	344,173
Philip Morris International, Inc.	1,412	112,466
Phillips 66	23,216	1,574,045
Pinnacle Financial Partners, Inc.	2,249	154,124
Pinnacle West Capital Corp.	113	8,503
Pinterest, Inc., Class A†	92	6,303
Pioneer Natural Resources Co.	846	102,281
Pool Corp.	189	66,940
PPG Industries, Inc.	662	89,178
PPL Corp.	720	19,922
Premier, Inc., Class A	848	28,722
Procter & Gamble Co.	10,266	1,316,204
PROG Holdings, Inc.	522	24,628
Progressive Corp.	973	84,836
Prologis, Inc.	2,230	230,136
Prudential Financial, Inc.	3,332	260,829
Public Service Enterprise Group, Inc.	194	10,947
Public Storage	268	61,002
PVH Corp.	80	6,821
QUALCOMM, Inc.	9,392	1,467,782
Quanta Services, Inc.	202	14,235
Quest Diagnostics, Inc.	9,066	1,170,874
Radian Group, Inc.	6,969	133,805

27

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Ralph Lauren Corp.	1,037	$104,789
Raymond James Financial, Inc.	299	29,879
Raytheon Technologies Corp.	3,458	230,752
Realty Income Corp.	537	31,715
Regency Centers Corp.	894	42,179
Regeneron Pharmaceuticals, Inc.†	594	299,281
Regions Financial Corp.	2,485	42,270
Reinsurance Group of America, Inc.	251	26,368
Reliance Steel & Aluminum Co.	341	39,583
Republic Services, Inc.	517	46,799
ResMed, Inc.	229	46,160
RingCentral, Inc., Class A†	640	238,669
Robert Half International, Inc.	415	28,013
Rockwell Automation, Inc.	88	21,871
Roku, Inc.†	7	2,723
Rollins, Inc.	997	35,912
Roper Technologies, Inc.	195	76,617
Ross Stores, Inc.	719	80,018
RPM International, Inc.	284	23,421
S&P Global, Inc.	579	183,543
salesforce.com, Inc.†	9,838	2,219,059
Santander Consumer USA Holdings, Inc.	3	66
SBA Communications Corp.	192	51,585
Sealed Air Corp.	576	24,348
SEI Investments Co.	101	5,338
Sempra Energy	76	9,406
ServiceNow, Inc.†	1,938	1,052,644
Sherwin-Williams Co.	142	98,236
Silicon Laboratories, Inc.†	1,249	163,831
Simon Property Group, Inc.	473	43,956
Skechers U.S.A., Inc., Class A†	15,034	518,372
Skyworks Solutions, Inc.	88	14,894
SL Green Realty Corp.	7	472
Slack Technologies, Inc., Class A†	285	12,018
Smartsheet, Inc., Class A†	673	46,935
Snap, Inc., Class A†	318	16,835
Snap-on, Inc.	50	9,000
Snowflake, Inc., Class A†	20	5,449
South State Corp.	428	29,849
Southern Co.	1,575	92,799
Southwest Airlines Co.	12,343	542,351
Splunk, Inc.†	60	9,902
SS&C Technologies Holdings, Inc.	205	12,890
Stanley Black & Decker, Inc.	220	38,168
Starbucks Corp.	3,069	297,110
State Street Corp.	1,655	115,850
Steel Dynamics, Inc.	7,052	241,672
Stryker Corp.	556	122,882
Sunnova Energy International, Inc.†	2,039	89,410
SVB Financial Group†	138	60,414
Synchrony Financial	1,460	49,129
SYNNEX Corp.	333	27,179
Synopsys, Inc.†	275	70,249
Sysco Corp.	2,347	167,834
T-Mobile US, Inc.†	851	107,294
T. Rowe Price Group, Inc.	1,321	206,710
Take-Two Interactive Software, Inc.†	275	55,124
Tandem Diabetes Care, Inc.†	204	18,901
Tapestry, Inc.	13,418	424,277
Target Corp.	4,616	836,281
Teledyne Technologies, Inc.†	42	14,994

Security Description	Shares	Value (Note 2)
United States (continued)
Teleflex, Inc.	62	$23,413
Teradyne, Inc.	270	30,640
Terminix Global Holdings, Inc.†	222	10,585
Tesla, Inc.†	3,998	3,172,533
Texas Instruments, Inc.	4,171	691,093
Thermo Fisher Scientific, Inc.	1,332	678,920
TJX Cos., Inc.	6,227	398,777
Tractor Supply Co.	168	23,812
Trade Desk, Inc., Class A†	7	5,362
Tradeweb Markets, Inc.	92	5,593
TransDigm Group, Inc.†	86	47,582
TransUnion	110	9,574
Travelers Cos., Inc.	8,751	1,192,761
Trimble, Inc.†	150	9,887
Truist Financial Corp.	13,432	644,467
Twilio, Inc., Class A†	24	8,626
Twitter, Inc.†	26,461	1,337,074
Tyler Technologies, Inc.†	44	18,603
Ubiquiti, Inc.	91	28,027
UDR, Inc.	372	14,303
Ulta Beauty, Inc.†	92	25,738
Ultragenyx Pharmaceutical, Inc.†	185	25,639
Under Armour, Inc., Class A†	81	1,418
Under Armour, Inc., Class C†	381	5,704
Union Pacific Corp.	378	74,644
United Airlines Holdings, Inc.†	1,521	60,825
United Parcel Service, Inc., Class B	4,728	732,840
UnitedHealth Group, Inc.	6,141	2,048,515
Unity Software, Inc.†	144	21,574
Universal Display Corp.	432	99,714
Unum Group	8,539	198,361
US Bancorp	14,068	602,814
Vail Resorts, Inc.	314	83,511
Valero Energy Corp.	3,773	212,910
Varian Medical Systems, Inc.†	137	24,053
Ventas, Inc.	480	22,114
VEREIT, Inc.	1,287	45,341
VeriSign, Inc.†	280	54,340
Verisk Analytics, Inc.	510	93,585
Verizon Communications, Inc.	8,029	439,588
Vertex Pharmaceuticals, Inc.†	1,967	450,600
ViacomCBS, Inc., Class B	537	26,045
Viatris, Inc.†	12,869	218,644
Visa, Inc., Class A	6,773	1,308,882
VMware, Inc., Class A†	86	11,855
Vontier Corp.†	8,618	279,482
Vornado Realty Trust	181	7,197
Voya Financial, Inc.	830	46,032
Vulcan Materials Co.	716	106,784
Walgreens Boots Alliance, Inc.	2,927	147,082
Walmart, Inc.	12,955	1,820,048
Walt Disney Co.†	6,712	1,128,757
Waste Management, Inc.	1,121	124,790
Waters Corp.†	125	33,084
WEC Energy Group, Inc.	130	11,557
Wells Fargo & Co.	46,359	1,385,207
Welltower, Inc.	592	35,875
Wendy’s Co.	4,195	85,578
West Pharmaceutical Services, Inc.	129	38,634
Western Digital Corp.	155	8,747
Western Union Co.	1,371	30,532
WestRock Co.	3,154	130,670
Weyerhaeuser Co.	1,028	32,063

28

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Whirlpool Corp.	499	$92,360
Williams Cos., Inc.	5,610	119,100
Workday, Inc., Class A†	913	207,735
WR Berkley Corp.	125	7,768
WW Grainger, Inc.	84	30,609
Wyndham Hotels & Resorts, Inc.	2,312	134,489
Wynn Resorts, Ltd.	525	52,253
Xcel Energy, Inc.	864	55,287
Xerox Holdings Corp.	644	13,543
Xilinx, Inc.	896	116,991
Xylem, Inc.	466	45,011
Yum! Brands, Inc.	818	83,019
Zebra Technologies Corp., Class A†	45	17,452
Zendesk, Inc.†	1,406	202,801
Zimmer Biomet Holdings, Inc.	301	46,255
Zions Bancorp NA	2,055	90,708
Zoetis, Inc.	708	109,209
Zoom Video Communications, Inc., Class A†	594	221,010
Zscaler, Inc.†	569	113,629
Zynga, Inc., Class A†	5,052	50,065

		175,705,283

Total Common Stocks (cost $308,849,082)		323,425,773

U.S. GOVERNMENT TREASURIES — 45.5%
United States Treasury Notes 0.63% due 05/15/2030	$32,500,000	31,276,172
0.63% due 08/15/2030	33,000,000	31,659,375
0.88% due 11/15/2030	39,000,000	38,213,906
1.50% due 02/15/2030	33,122,700	34,513,595
1.63% due 08/15/2029	26,967,800	28,456,296
1.75% due 11/15/2029	22,783,000	24,279,024
2.38% due 05/15/2029	24,308,800	27,113,808
2.63% due 02/15/2029	27,503,400	31,187,351
2.75% due 02/15/2028	25,000,000	28,393,555
2.88% due 05/15/2028	29,500,000	33,824,746
2.88% due 08/15/2028	27,930,000	32,093,316
3.13% due 11/15/2028	27,902,900	32,646,393

Total U.S. Government Treasuries (cost $351,074,301)		373,657,537

OPTIONS - PURCHASED† — 0.9%
Exchanged-Traded Put Options - Purchased(2) (cost $4,930,793)	1,070	7,709,350

RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA† Expires 02/10/2021 (cost $241)	439	216

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS† — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027	234	$2,047
Cie Financiere Richemont SA Expires 11/22/2023	42,168	13,729

Total Warrants (cost $1,155)		15,776

Total Long-Term Investment Securities (cost $664,855,572)		704,808,652

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Registered Investment Companies — 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(3)	$53,405,774	53,405,774

U.S. Government Treasuries — 5.1%
United States Treasury Bills 0.08% due 05/06/2021	7,000,000	6,998,715
0.08% due 06/17/2021	7,000,000	6,998,017
0.09% due 03/11/2021	7,000,000	6,999,649
0.09% due 06/03/2021	7,000,000	6,998,102
0.10% due 02/04/2021	7,000,000	6,999,974
0.11% due 04/08/2021	7,000,000	6,999,134

		41,993,591

Total Short-Term Investment Securities (cost $95,397,900)		95,399,365

TOTAL INVESTMENTS — (cost $760,253,472)(4)	97.4%	800,208,017
Other assets less liabilities	2.6	21,109,488

NET ASSETS	100.0%	$821,317,505

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $2,480,326 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Options — Purchased:

29

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Exchange-Traded Put Options—Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2021	$2,950	1,070	$397,423,680	$4,930,793	$7,709,350	$2,778,557

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of January 31, 2021.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

LSE — London Stock Exchange

MIL — Milan Stock Exchange

NYSE — New York Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

30	Short	FTSE 100 Index	March 2021	$2,676,080	$2,601,948	$74,132

748	Long	MSCI EAFE Index	March 2021	78,344,017	79,119,700	775,683

573	Long	S&P 500 E-Mini Index	March 2021	106,011,805	106,153,980	142,175

79	Long	TOPIX Index	March 2021	13,357,652	13,596,961	239,309

706	Short	U.S. Treasury 10 Year Notes	March 2021	97,385,779	96,744,062	641,717

						$1,873,016

						Unrealized Depreciation

344	Long	Australian 10 Year Bonds	March 2021	$38,571,742	$38,348,976	$(222,766)

351	Long	Canadian 10 Year Bonds	March 2021	40,742,017	40,516,997	(225,020)

72	Long	Euro Stoxx 50 Index	March 2021	3,059,651	3,032,629	(27,022)

86	Long	FTSE/MIB Index	March 2021	11,387,230	11,220,348	(166,882)

110	Long	IBEX 35 Index	February 2021	11,148,874	10,349,433	(799,441)

29	Short	S&P 500 E-Mini Index	March 2021	5,308,248	5,372,540	(64,292)

						$(1,505,423)

		Net Unrealized Appreciation (Depreciation)				$367,593

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

30

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	54,370	NZD	77,000	03/17/2021	$964	$—

Deutsche Bank AG	EUR	1,839,835	USD	2,236,188	03/17/2021	1,324	—
	NOK	98,000	USD	11,174	03/17/2021	—	(267)
	USD	8,481,250	AUD	11,393,181	03/17/2021	228,139	—
	USD	7,870,814	JPY	816,581,959	03/17/2021	—	(71,569)

						229,463	(71,836)

JPMorgan Chase Bank N.A.	CAD	38,001	USD	29,673	03/17/2021	—	(47)
	JPY	163,593,619	USD	1,574,492	03/17/2021	11,995	—
	USD	8,152,941	CAD	10,440,901	03/17/2021	12,919	—
	USD	289,756	SEK	2,439,000	03/17/2021	2,257	—
	USD	81,835	SGD	109,000	03/17/2021	216	—

						27,387	(47)

Morgan Stanley & Co. LLC	JPY	45,137,000	USD	435,129	03/17/2021	4,021	—
	USD	345,398	AUD	464,000	03/17/2021	9,302	—
	USD	358,789	GBP	265,000	03/17/2021	4,385	—

						17,708	—

UBS AG	CHF	335,000	USD	377,889	03/17/2021	1,331	—
	EUR	4,383,545	USD	5,343,256	03/17/2021	18,523	—
	USD	35,668,733	EUR	29,262,211	03/17/2021	—	(123,653)

						19,854	(123,653)

Unrealized Appreciation (Depreciation)						$295,376	$(195,536)

AUD	— Australian Dollar	NOK	— Norwegian Krone
CAD	— Canada Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound Sterling	USD	— United States Dollar
JPY	— Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$664,377	$17,079,245	**	$0	$17,743,622
Other Countries	181,863,694	123,818,457	**	—	305,682,151
U.S. Government Treasuries	—	373,657,537		—	373,657,537
Options-Purchased	7,709,350	—		—	7,709,350
Rights	216	—		—	216
Warrants	15,776	—		—	15,776
Short-Term Investment Securities	53,405,774	41,993,591			95,399,365

Total Investments at Value	$243,659,187	$556,548,830		$0	$800,208,017

Other Financial Instruments:+
Futures Contracts	$1,559,575	$309,766		$—	$1,869,341
Forward Foreign Currency Contracts	—	295,376		—	295,376

	$1,559,575	$605,142		$—	$2,164,717

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$512,078	$971,960		$—	$1,484,038
Forward Foreign Currency Contracts	—	195,536		—	195,536

	$512,078	$1,167,496		$—	$1,679,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	15.0%
Semiconductor Equipment	14.8
Computers	8.1
Web Portals/ISP	5.9
Applications Software	5.3
Computers-Memory Devices	5.1
Semiconductor Components-Integrated Circuits	4.8
Computer Software	3.8
Computer Aided Design	3.7
Enterprise Software/Service	3.5
Finance-Credit Card	3.0
Internet Security	2.9
Machinery-Electrical	2.8
Computer Data Security	2.7
Electronic Components-Misc.	2.0
Repurchase Agreements	1.9
E-Commerce/Products	1.8
Networking Products	1.8
Data Processing/Management	1.7
Telecommunication Equipment	1.6
Entertainment Software	1.5
Web Hosting/Design	1.3
Internet Infrastructure Software	1.2
Computers-Other	1.0
Computer Services	1.0
Commercial Services-Finance	0.7
Cellular Telecom	0.5
Medical-Biomedical/Gene	0.5
E-Marketing/Info	0.1
Internet Content-Information/News	0.1

100.1%

*	Calculated as a percentage of net assets

32

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Applications Software — 5.3%
Cerence, Inc.†	25,254	$2,826,175
Microsoft Corp.	22,500	5,219,100

		8,045,275

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	42,600	730,590

Commercial Services-Finance — 0.7%
Boa Vista Servicos SA	233,200	405,332
Global Payments, Inc.	3,641	642,709

		1,048,041

Computer Aided Design — 3.7%
Synopsys, Inc.†	22,137	5,654,897

Computer Data Security — 2.7%
CyberArk Software, Ltd.†	3,000	480,750
Fortinet, Inc.†	18,241	2,640,385
McAfee Corp.	39,743	749,155
Tenable Holdings, Inc.†	4,791	237,107

		4,107,397

Computer Services — 1.0%
DXC Technology Co.	17,700	499,140
Genpact, Ltd.	26,093	998,840

		1,497,980

Computer Software — 3.8%
Cornerstone OnDemand, Inc.†	11,935	488,141
Dropbox, Inc., Class A†	137,482	3,111,218
Xperi Holding Corp.	112,289	2,162,686

		5,762,045

Computers — 8.1%
Apple, Inc.	63,412	8,367,848
Dell Technologies, Inc., Class C†	25,700	1,873,273
HP, Inc.	83,241	2,026,086

		12,267,207

Computers-Memory Devices — 5.1%
NetApp, Inc.	63,200	4,199,008
Western Digital Corp.	63,318	3,573,035

		7,772,043

Computers-Other — 1.0%
Lumentum Holdings, Inc.†	16,700	1,566,460

Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	11,300	1,395,098
Fiserv, Inc.†	11,000	1,129,590

		2,524,688

E-Commerce/Products — 1.8%
eBay, Inc.	48,616	2,747,290

E-Marketing/Info — 0.1%
Criteo SA ADR†	5,800	107,880

Electronic Components-Misc. — 2.0%
Advanced Energy Industries, Inc.	21,317	2,186,698
SMART Global Holdings, Inc.†	21,243	789,177

		2,975,875

Electronic Components-Semiconductors — 15.0%
Broadcom, Inc.	14,313	6,448,006
Inphi Corp.†	3,556	599,577

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp.	23,100	$1,282,281
Marvell Technology Group, Ltd.	84,499	4,348,319
Micron Technology, Inc.†	57,944	4,535,277
Qorvo, Inc.†	3,525	602,352
Rambus, Inc.†	27,000	512,865
Synaptics, Inc.†	45,977	4,561,838

		22,890,515

Enterprise Software/Service — 3.5%
Oracle Corp.	39,400	2,380,942
SailPoint Technologies Holding, Inc.†	10,750	594,583
salesforce.com, Inc.†	7,083	1,597,641
Verint Systems, Inc.†	10,995	811,761

		5,384,927

Entertainment Software — 1.5%
Activision Blizzard, Inc.	20,437	1,859,767
Sciplay Corp., Class A†	31,554	503,917

		2,363,684

Finance-Credit Card — 3.0%
Pagseguro Digital, Ltd., Class A†	20,630	1,009,838
Visa, Inc., Class A	18,275	3,531,644

		4,541,482

Internet Content-Information/News — 0.1%
Kuaishou Technology†*	5,170	76,684

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	9,400	1,841,930

Internet Security — 2.9%
NortonLifeLock, Inc.	93,778	1,975,903
Palo Alto Networks, Inc.†	7,023	2,463,317

		4,439,220

Machinery-Electrical — 2.8%
Bloom Energy Corp., Class A†	123,300	4,304,403

Medical-Biomedical/Gene — 0.5%
Eiger BioPharmaceuticals, Inc.†	74,725	718,107

Networking Products — 1.8%
Arista Networks, Inc.†	6,399	1,968,076
Telefonaktiebolaget LM Ericsson ADR	57,900	722,013

		2,690,089

Semiconductor Components-Integrated Circuits — 4.8%
Analog Devices, Inc.	12,116	1,785,050
Maxim Integrated Products, Inc.	20,750	1,819,983
NXP Semiconductors NV	16,400	2,631,708
Renesas Electronics Corp.†	94,800	1,082,599

		7,319,340

Semiconductor Equipment — 14.8%
Applied Materials, Inc.	58,200	5,626,776
Lam Research Corp.	21,470	10,390,407
Teradyne, Inc.	57,478	6,522,603

		22,539,786

Telecommunication Equipment — 1.6%
CommScope Holding Co., Inc.†	48,700	715,403
Plantronics, Inc.	56,817	1,802,235

		2,517,638

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	24,675	1,938,962

33

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	3,050	$5,573,448
Alphabet, Inc., Class C†	1,896	3,480,563

		9,054,011

Total Long-Term Investment Securities (cost $92,853,919)		149,428,446

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $2,839,000 and collateralized by $2,899,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $2,895,845 (cost $2,839,000)	$2,839,000	2,839,000

TOTAL INVESTMENTS (cost $95,692,919)(1)	100.1%	152,267,446
Liabilities in excess of other assets	(0.1)	(143,057)

NET ASSETS	100.0%	$152,124,389

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $76,684 representing 0.1% of net assets.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$148,345,847	$1,082,599	**	$—	$149,428,446
Repurchase Agreements	—	2,839,000		—	2,839,000

Total Investments at Value	$148,345,847	$3,921,599		$—	$152,267,446

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Commercial Paper	61.2%
SupraNational Banks	12.1
United States Treasury Notes	10.9
Banks-Commercial	5.9
Sovereign Agency	2.6
Computers	1.9
Registered Investment Companies	1.5
Banks-Special Purpose	1.3
Certificates of Deposit	1.3
Federal Farm Credit Bank	0.8
Auto-Cars/Light Trucks	0.8
Regional Agencies	0.5
U.S. Government Treasuries	0.4

101.2%

  Credit Quality**†

Aaa	63.1%
Aa	33.7
A	2.2
Not Rated@	1.0

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 2.7%
Auto-Cars/Light Trucks — 0.8%
Toyota Motor Credit Corp. FRS Senior Notes 0.35% (3 ML+0.13%) due 08/13/2021	$2,830,000	$2,830,989
Toyota Motor Credit Corp. FRS Senior Notes 0.50% (3 ML+0.28%) due 04/13/2021	300,000	300,174

		3,131,163

Computers — 1.9%
Apple, Inc. FRS Senior Notes 0.71% (3 ML+0.50%) due 02/09/2022	1,005,000	1,009,804
Apple, Inc. FRS Senior Notes 1.34% (3 ML+1.13%) due 02/23/2021	6,375,000	6,379,661

		7,389,465

Total U.S. Corporate Bonds & Notes (cost $10,513,059)		10,520,628

FOREIGN CORPORATE BONDS & NOTES — 19.3%
Banks-Commercial — 5.9%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.68% (3 ML+0.46%) due 05/17/2021*	3,291,000	3,295,514
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.08% (3 ML+0.87%) due 11/23/2021	2,000,000	2,012,868
Bank of Montreal FRS Senior Notes 0.24% (SOFR+0.20%) due 02/11/2022	1,500,000	1,500,349
Bank of Montreal FRS Senior Notes 0.68% (3 ML+0.46%) due 04/13/2021	506,000	506,431
Canadian Imperial Bank of Commerce FRS Senior Notes 0.53% (3 ML+0.32%) due 02/02/2021	4,400,000	4,400,000
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021	3,250,000	3,283,456
Royal Bank of Canada FRS Senior Notes 0.60% (3 ML+0.39%) due 04/30/2021	2,511,000	2,513,247
Svenska Handelsbanken AB Company Guar. Notes 2.45% due 03/30/2021	3,500,000	3,512,803
Westpac Banking Corp. FRS Senior Notes 1.08% (3 ML+0.85%) due 08/19/2021	2,000,000	2,008,965

		23,033,633

Security Description	Principal Amount	Value (Note 2)
Banks-Special Purpose — 1.3%
Nederlandse Waterschapsbank NV FRS Senior Notes 0.29% (3 ML+0.07%) due 12/15/2021*	$4,000,000	$4,002,480
NRW.Bank FRS Government Guar. Notes 0.25% (3 ML+0.04%) due 02/08/2021	1,000,000	1,000,020

		5,002,500

SupraNational Banks — 12.1%
African Development Bank FRS Senior Notes 0.23% (3 ML+0.01%) due 12/15/2021	3,500,000	3,499,720
Asian Development Bank FRS Senior Notes 0.23% (3 ML+0.01%) due 12/15/2021	11,500,000	11,502,070
EUROFIMA FRS Senior Notes 0.31% (3 ML+0.09%) due 11/15/2021	7,200,000	7,202,664
Inter-American Development Bank FRS Senior Notes 0.20% (3 ML - 0.02%) due 10/25/2021	2,000,000	1,999,680
Inter-American Development Bank FRS Senior Notes 0.24% (3 ML+0.00%) due 01/15/2022	20,000	20,000
Inter-American Development Bank FRS Senior Notes 0.35% (SOFR+0.26%) due 09/16/2022	3,750,000	3,757,350
Inter-American Development Bank FRS Senior Notes 0.44% (3 ML+0.20%) due 07/15/2021	3,000,000	3,003,210
Inter-American Investment Corp. FRS Senior Notes 0.31% (3 ML+0.09%) due 10/12/2021	9,250,000	9,251,572
International Bank for Reconstruction & Development FRS Senior Notes 0.20% (SOFR+0.13%) due 01/13/2023	4,000,000	4,000,474
International Finance Corp. FRS Senior Notes 0.26% (1 ML+0.13%) due 08/23/2021	3,000,000	3,001,710

		47,238,450

Total Foreign Corporate Bonds & Notes (cost $75,252,587)		75,274,583

FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
Regional Agencies — 0.5%
Municipality Finance PLC FRS Government Guar. Notes 0.27% (3 ML+0.05%) due 02/17/2021	2,000,000	2,000,140

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign Agency — 2.6%
Kommunalbanken AS FRS Senior Notes 0.26% (3 ML+0.04%) due 03/12/2021*	$1,000,000	$1,000,113
Kommunalbanken AS FRS Senior Notes 0.26% (3 ML+0.04%) due 03/12/2021	4,000,000	4,000,453
Kommunalbanken AS FRS Senior Notes 0.28% (3 ML+0.08%) due 02/24/2022	5,000,000	5,003,500

		10,004,066

Total Foreign Government Obligations (cost $12,002,221)		12,004,206

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank FRS 0.17% (1 ML+0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,200,368

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Notes — 10.9%
United States Treasury Notes FRS 0.14% (3 M USBMMY +0.06%) due 07/31/2022	14,750,000	14,754,515
0.14% (3 M USBMMY +0.06%) due 10/31/2022	4,500,000	4,501,414
0.19% (3 M USBMMY + 0.11%) due 04/30/2022	23,200,000	23,223,335

Total U.S. Government Treasuries (cost $42,461,801)		42,479,264

Total Long-Term Investment Securities (cost $143,429,668)		143,479,049

SHORT-TERM INVESTMENT SECURITIES — 64.4%
Certificates of Deposit — 1.3%
Toronto-Dominion Bank FRS 0.36% (3 ML+0.15%) due 05/07/2021	5,000,000	5,002,218

Commercial Paper — 61.2%
Australia & New Zealand Banking Group, Ltd. 0.18% due 03/09/2021*	6,000,000	5,999,285
Banque Et Caisse 0.15% due 06/10/2021	1,000,000	999,494
Banque Et Caisse 0.16% due 05/11/2021	2,750,000	2,749,081
Banque Et Caisse 0.19% due 03/01/2021	7,250,000	7,249,432
BNG Bank NV 0.18% due 03/08/2021*	5,500,000	5,499,298
BNG Bank NV 0.19% due 03/03/2021*	5,000,000	4,999,478
BNG Bank NV 0.21% due 06/08/2021*	1,000,000	999,433
Caisse des Depots et Consignations 0.18% due 02/02/2021*	2,200,000	2,199,978
Caisse des Depots et Consignations 0.19% due 03/03/2021*	4,000,000	3,999,516

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Caisse des Depots et Consignations 0.19% due 03/18/2021*	$5,250,000	$5,249,006
CDP Financial, Inc. 0.16% due 07/12/2021*	1,500,000	1,499,146
Corpoerative Centrale 0.20% due 05/13/2021	4,000,000	3,998,324
DNB Nor Bank ASA 0.17% due 06/24/2021*	2,000,000	1,998,783
Equipment Intermediation, Inc. 0.18% due 02/17/2021*	4,000,000	3,999,842
Equipment Intermediation, Inc. 0.18% due 02/23/2021*	4,000,000	3,999,769
Equipment Intermediation, Inc. 0.19% due 03/11/2021*	3,000,000	2,999,669
Erste Abwicklungsanstalt 0.17% due 05/14/2021*	3,250,000	3,248,578
European Investment Bank 0.17% due 02/05/2021	2,000,000	1,999,965
European Investment Bank 0.18% due 04/13/2021	9,650,000	9,647,322
Exxon Mobil Corp. 0.18% due 04/21/2021	2,750,000	2,749,392
Exxon Mobil Corp. 0.39% due 02/01/2021	3,500,000	3,499,980
Exxon Mobil Corp. 0.40% due 02/01/2021	5,000,000	4,999,971
FMS Wertmanagement 0.16% due 04/26/2021*	2,500,000	2,499,051
FMS Wertmanagement 0.17% due 08/04/2021*	5,000,000	4,995,793
KFW International Finance, Inc. 0.18% due 03/08/2021*	5,000,000	4,999,340
Landesbank Hessen-Thueringen Girozentrale 0.17% due 02/05/2021*	2,000,000	1,999,957
Landesbank Hessen-Thuringen Girozentrale 0.18% due 04/06/2021*	1,500,000	1,499,576
Landesbank Hessen-Thueringen Girozentrale 0.20% due 02/19/2021*	3,000,000	2,999,818
Landesbank Hessen-Thueringen Girozentrale 0.21% due 02/04/2021*	5,000,000	4,999,909
National Australia Bank, Ltd. 0.18% due 02/03/2021*	6,000,000	5,999,922
National Australia Bank, Ltd. FRS 0.34%(1 ML+0.22%) due 05/28/2021*	5,250,000	5,253,119
Nederlandse Waterschapsbank NV 0.20% due 02/04/2021*	3,750,000	3,749,938
Nederlandse Waterschapsbank NV 0.20% due 02/12/2021*	3,700,000	3,699,843
Nestle Finance France SA 0.14% due 02/19/2021*	2,000,000	1,999,937
Nordea Bank Abp 0.19% due 03/11/2021*	2,000,000	1,999,779
Nordea Bank Abp 0.20% due 03/15/2021*	6,500,000	6,499,187
Nordea Bank Abp 0.20% due 03/16/2021*	2,900,000	2,899,626
Novartis Finance Corp. 0.18% due 04/12/2021*	11,000,000	10,997,903
NRW.Bank 0.15% due 04/27/2021	2,000,000	1,999,223

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
NRW.Bank 0.21% due 03/03/2021	$2,000,000	$1,999,758
NRW.Bank 0.21% due 03/17/2021	3,000,000	2,999,448
NRW.Bank 0.22% due 02/22/2021	3,250,000	3,249,734
Oesterreichische Kontrollbank AG 0.18% due 03/30/2021	3,000,000	2,999,550
Province of Alberta, Canada 0.20% due 03/09/2021*	6,000,000	5,999,265
PSP Capital, Inc. 0.18% due 04/15/2021*	2,375,000	2,374,423
PSP Capital, Inc. 0.19% due 03/23/2021*	2,000,000	1,999,691
PSP Capital, Inc. 0.19% due 04/07/2021*	2,250,000	2,249,520
Queensland Treasury Corp. 0.10% due 04/01/2021	10,750,000	10,748,315
Royal Bank of Canada 0.18% due 04/26/2021	4,000,000	3,998,850
SEB AG 0.22% due 04/20/2021*	4,750,000	4,748,493
SEB AG 0.22% due 04/21/2021*	4,000,000	3,998,706
SEB AG 0.22% due 05/03/2021*	1,000,000	999,606
Shell International Finance BV 0.07% due 02/16/2021*	3,000,000	2,999,892
Shell International Finance BV 0.19% due 06/22/2021*	2,000,000	1,998,576
Shell International Finance BV 0.22% due 07/08/2021*	500,000	499,593
Shell International Finance BV 0.23% due 08/23/2021*	3,000,000	2,996,584
Svenska Handelsbanken AB 0.18% due 03/04/2021	4,000,000	3,999,649
Svenska Handelsbanken AB 0.20% due 03/16/2021	750,000	749,903
Svenska Handelsbanken AB FRS 0.33% (3 ML+0.12%) due 05/11/2021*	3,000,000	3,000,000
Swedish Export Credit Corp. 0.18% due 03/10/2021	6,000,000	5,999,447
Toronto Dominion Bank 0.20% due 03/24/2021*	3,000,000	2,999,469
Total Capital Canada Ltd. 0.18% due 03/08/2021*	6,250,000	6,249,268
Total Capital Canada, Ltd. 0.22% due 02/03/2021*	5,500,000	5,499,930

		239,034,333

Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	6,104,246	6,104,246

Security Description	Principal Amount	Value (Note 2)
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.05% due 03/23/2021	$1,500,000	$1,499,875

Total Short-Term Investment Securities (cost $251,620,347)		251,640,672

TOTAL INVESTMENTS (cost $395,050,015)(2)	101.2%	395,119,721
Liabilities in excess of other assets	(1.2)	(4,822,602)

NET ASSETS	100.0%	$390,297,119

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $170,695,602 representing 43.7% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

38

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$10,520,628	$—	$10,520,628
Foreign Corporate Bonds & Notes	—	75,274,583	—	75,274,583
Foreign Government Obligations	—	12,004,206	—	12,004,206
U.S. Government Agencies	—	3,200,368	—	3,200,368
U.S. Government Treasuries	—	42,479,264	—	42,479,264
Short-Term Investment Securities:
Registered Investment Companies	6,104,246	—	—	6,104,246
Other Short-Term Securities	—	245,536,426	—	245,536,426

Total Investments at Value	$6,104,246	$389,015,475	$—	$395,119,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

39

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	9.9%
Food-Meat Products	7.0
Aerospace/Defense	6.4
Consumer Products-Misc.	3.7
Human Resources	3.6
Tools-Hand Held	3.6
Food-Misc./Diversified	3.5
Retail-Drug Store	3.5
Medical-Biomedical/Gene	3.4
Commercial Services-Finance	3.4
Advertising Agencies	3.4
Retail-Building Products	3.3
Networking Products	3.3
Retail-Restaurants	3.3
Data Processing/Management	3.3
Food-Confectionery	3.3
Electronic Components-Semiconductors	3.3
Beverages-Non-alcoholic	3.2
Telephone-Integrated	3.2
Pharmacy Services	3.2
Computer Services	3.2
Medical-Drugs	3.2
Oil Companies-Integrated	3.1
Transport-Services	3.0
Retail-Auto Parts	3.0
Chemicals-Diversified	2.9
Repurchase Agreements	0.8

100.0%

*	Calculated as a percentage of net assets

40

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	223,830	$13,962,515

Aerospace/Defense — 6.4%
General Dynamics Corp.	92,301	13,538,711
Lockheed Martin Corp.	40,776	13,122,532

		26,661,243

Beverages-Non-alcoholic — 3.2%
Coca-Cola Co.	280,858	13,523,313

Chemicals-Diversified — 2.9%
Dow, Inc.	234,680	12,179,892

Commercial Services-Finance — 3.4%
Automatic Data Processing, Inc.	85,557	14,127,172

Computer Services — 3.2%
International Business Machines Corp.	110,998	13,220,972

Consumer Products-Misc. — 3.7%
Clorox Co.	72,715	15,230,884

Data Processing/Management — 3.3%
Paychex, Inc.	157,300	13,735,436

Diversified Manufacturing Operations — 9.9%
3M Co.	84,724	14,882,618
Eaton Corp. PLC	112,334	13,221,712
Illinois Tool Works, Inc.	67,982	13,202,784

		41,307,114

Electronic Components-Semiconductors — 3.3%
Texas Instruments, Inc.	82,188	13,617,730

Food-Confectionery — 3.3%
Hershey Co.	93,969	13,666,851

Food-Meat Products — 7.0%
Hormel Foods Corp.	320,105	15,000,120
Tyson Foods, Inc., Class A	219,813	14,136,174

		29,136,294

Food-Misc./Diversified — 3.5%
General Mills, Inc.	254,339	14,777,096

Human Resources — 3.6%
Robert Half International, Inc.	221,402	14,944,635

Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	59,257	14,306,417

Medical-Drugs — 3.2%
Merck & Co., Inc.	171,093	13,186,138

Security Description	Shares/ Principal Amount	Value (Note 2)
Networking Products — 3.3%
Cisco Systems, Inc.	310,578	$13,845,567

Oil Companies-Integrated — 3.1%
Chevron Corp.	151,076	12,871,675

Pharmacy Services — 3.2%
CVS Health Corp.	188,038	13,472,923

Retail-Auto Parts — 3.0%
Genuine Parts Co.	133,042	12,489,983

Retail-Building Products — 3.3%
Home Depot, Inc.	51,406	13,921,773

Retail-Drug Store — 3.5%
Walgreens Boots Alliance, Inc.	287,859	14,464,915

Retail-Restaurants — 3.3%
McDonald’s Corp.	66,424	13,805,564

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	246,895	13,517,501

Tools-Hand Held — 3.6%
Snap-on, Inc.	82,102	14,777,539

Transport-Services — 3.0%
C.H. Robinson Worldwide, Inc.	147,193	12,593,833

Total Long-Term Investment Securities (cost $383,645,737)		413,344,975

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $3,374,000 and collateralized by $3,446,100 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $3,441,519 (cost $3,374,000)	$3,374,000	3,374,000

TOTAL INVESTMENTS (cost $387,019,737)(1)	100.0%	416,718,975
Other assets less liabilities	0.0	195,841

NET ASSETS	100.0%	$416,914,816

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$413,344,975	$—	$—	$413,344,975
Repurchase Agreements	—	3,374,000	—	3,374,000

Total Investments at Value	$413,344,975	$3,374,000	$—	$416,718,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.0%
Banks-Commercial	8.6
Exchange-Traded Funds	8.0
Internet Content-Information/News	6.8
Semiconductor Components-Integrated Circuits	6.3
Electronic Components-Semiconductors	5.9
Auto-Cars/Light Trucks	2.3
U.S. Government Treasuries	2.3
Oil Companies-Integrated	2.2
Computer Services	1.5
Electronic Components-Misc.	1.4
Oil Refining & Marketing	1.3
Web Portals/ISP	1.3
Real Estate Operations & Development	1.2
Diversified Financial Services	1.2
Cellular Telecom	1.1
Medical-Drugs	0.9
Entertainment Software	0.9
Insurance-Life/Health	0.9
Chemicals-Diversified	0.9
Steel-Producers	0.9
Insurance-Multi-line	0.8
Petrochemicals	0.8
Metal-Iron	0.7
Internet Content-Entertainment	0.7
Computers	0.7
Telecom Services	0.6
Schools	0.6
Medical Labs & Testing Services	0.6
Finance-Mortgage Loan/Banker	0.6
Medical-Biomedical/Gene	0.5
Building Products-Cement	0.5
Food-Misc./Diversified	0.5
Retail-Apparel/Shoe	0.5
Food-Retail	0.5
Cosmetics & Toiletries	0.5
E-Commerce/Services	0.5
Brewery	0.5
Retail-Drug Store	0.5
Medical-Generic Drugs	0.4
Gold Mining	0.4
Wireless Equipment	0.4
Electric-Integrated	0.4
Soap & Cleaning Preparation	0.4
Finance-Other Services	0.4
Oil Companies-Exploration & Production	0.4
Retail-Restaurants	0.3
Gas-Distribution	0.3
Metal-Diversified	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Dairy Products	0.3
Electric-Generation	0.3
Photo Equipment & Supplies	0.3
Audio/Video Products	0.3
Tobacco	0.3
Beverages-Non-alcoholic	0.3
Platinum	0.3
Circuit Boards	0.3
Building-Heavy Construction	0.2
Real Estate Management/Services	0.2
Textile-Apparel	0.2

Power Converter/Supply Equipment	0.2%
Finance-Investment Banker/Broker	0.2
Retail-Discount	0.2
Insurance-Property/Casualty	0.2
Retail-Automobile	0.2
Enterprise Software/Service	0.2
Retail-Hypermarkets	0.2
Airport Development/Maintenance	0.2
Non-Ferrous Metals	0.2
Agricultural Chemicals	0.2
Hotels/Motels	0.2
Machinery-General Industrial	0.2
Retail-Convenience Store	0.2
Auto-Heavy Duty Trucks	0.2
Energy-Alternate Sources	0.2
Transport-Services	0.2
Applications Software	0.2
Disposable Medical Products	0.2
Shipbuilding	0.2
Paper & Related Products	0.1
Investment Management/Advisor Services	0.1
Diversified Operations	0.1
Investment Companies	0.1
Coatings/Paint	0.1
Medical-Hospitals	0.1
Coal	0.1
Chemicals-Plastics	0.1
Retail-Misc./Diversified	0.1
Medical-HMO	0.1
Building & Construction-Misc.	0.1
Miscellaneous Manufacturing	0.1
Appliances	0.1
Computer Software	0.1
Telephone-Integrated	0.1
Banks-Regional	0.1
Finance-Consumer Loans	0.1
Rubber/Plastic Products	0.1
Water	0.1
Transport-Rail	0.1
Electric-Transmission	0.1
Motorcycle/Motor Scooter	0.1
Finance-Leasing Companies	0.1
Metal Processors & Fabrication	0.1
Communications Software	0.1
Food-Baking	0.1
Non-Hazardous Waste Disposal	0.1
Educational Software	0.1
Metal-Aluminum	0.1
Metal-Copper	0.1
Independent Power Producers	0.1
Rental Auto/Equipment	0.1
Food-Confectionery	0.1
Banks-Money Center	0.1
Food-Wholesale/Distribution	0.1
Retail-Jewelry	0.1
Building & Construction Products-Misc.	0.1
Networking Products	0.1
Food-Meat Products	0.1
Food-Flour & Grain	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Medical Instruments	0.1

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Pipelines	0.1%
Distribution/Wholesale	0.1
Semiconductor Equipment	0.1
Female Health Care Products	0.1
Diversified Banking Institutions	0.1
Vitamins & Nutrition Products	0.1
Advanced Materials	0.1
Transport-Truck	0.1
Pastoral & Agricultural	0.1

91.4%

Country Allocation*

Cayman Islands	23.1%
South Korea	11.6
Taiwan	11.3
United States	10.6
India	7.5
China	6.2
Brazil	3.9
South Africa	2.9
Saudi Arabia	2.0
Russia	1.6
Thailand	1.5
Mexico	1.3
Hong Kong	1.1
Malaysia	1.1
Indonesia	1.1
Qatar	0.5
United Arab Emirates	0.5
Philippines	0.5
Poland	0.5
Bermuda	0.4
Kuwait	0.4
Chile	0.4
Turkey	0.3
Netherlands	0.3
Hungary	0.2
Colombia	0.2
Luxembourg	0.2
Czech Republic	0.1
Greece	0.1

91.4%

*	Calculated as a percentage of net assets

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 81.1%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$18,726
Brilliance China Automotive Holdings, Ltd.	36,000	28,331
China Gas Holdings, Ltd.	36,000	127,995
China Resources Gas Group, Ltd.	12,000	60,130
COSCO SHIPPING Ports, Ltd.	26,000	18,497
Credicorp, Ltd.	907	136,349
GOME Retail Holdings, Ltd.†	110,000	17,671
Hopson Development Holdings, Ltd.	12,000	30,675
Kunlun Energy Co., Ltd.	54,000	46,241
Nine Dragons Paper Holdings, Ltd.	25,000	38,540
Shenzhen International Holdings, Ltd.	12,000	19,932

		543,087

Brazil — 3.9%
Alpargatas SA (Preference Shares)†	1,700	12,068
AMBEV SA	64,100	177,021
Atacadao SA	2,500	8,700
B2W Cia Digital†	2,800	42,127
B3 SA - Brasil Bolsa Balcao	28,400	310,400
Banco Bradesco SA	16,340	64,627
Banco Bradesco SA (Preference Shares)	61,336	277,343
Banco BTG Pactual SA	3,000	52,116
Banco do Brasil SA	11,000	68,074
Banco Santander Brasil SA	5,500	39,465
BB Seguridade Participacoes SA	8,600	43,476
Bradespar SA (Preference Shares)†	2,900	33,132
BRF SA†	6,300	24,434
CCR SA	13,400	29,683
Centrais Eletricas Brasileiras SA	5,600	29,364
Cia Brasileira de Distribuicao†	1,741	24,018
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	24,650
Cia Energetica de Minas Gerais (Preference Shares)	10,685	26,755
Cia Paranaense de Energia, Class B (Preference Shares)	805	9,605
Cia Siderurgica Nacional SA	9,400	52,228
Cosan SA	2,300	31,553
CPFL Energia SA	1,459	8,296
Energisa SA	1,500	13,502
Engie Brasil Energia SA	1,900	14,918
Equatorial Energia SA	10,000	41,159
Gerdau SA (Preference Shares)	13,900	59,066
Hapvida Participacoes e Investimentos SA*	14,000	43,934
Hypera SA	4,200	24,787
Itau Unibanco Holding SA (Preference Shares)	66,550	344,706
Itausa SA (Preference Shares)	58,880	114,179
JBS SA	13,700	60,545
Klabin SA	8,700	44,681
Localiza Rent a Car SA	8,280	96,671
Lojas Americanas SA (Preference Shares)	11,500	50,633
Lojas Renner SA	10,100	76,552
Magazine Luiza SA	41,000	189,361
Multiplan Empreendimentos Imobiliarios SA	2,400	9,299
Natura & Co. Holding SA†	11,900	106,703
Notre Dame Intermedica Participacoes SA	7,000	120,901

Security Description	Shares	Value (Note 2)
Brazil (continued)
Petrobras Distribuidora SA	8,200	$34,860
Petroleo Brasileiro SA	51,800	258,744
Petroleo Brasileiro SA (Preference Shares)	66,600	324,881
Raia Drogasil SA	13,200	60,121
Rumo SA†	17,000	63,073
Sul America SA	3,363	24,531
Suzano SA†	10,191	115,574
Telefonica Brasil SA	4,900	40,480
TIM SA	8,900	21,634
TOTVS SA	5,600	29,068
Ultrapar Participacoes SA	9,500	37,817
Vale SA	51,400	826,229
Via Varejo S/A†	15,900	42,689
WEG SA	11,800	180,707

		4,861,140

Cayman Islands — 23.1%
51job, Inc. ADR†	294	19,363
AAC Technologies Holdings, Inc.	9,500	51,372
Agile Group Holdings, Ltd.	18,000	22,392
Airtac International Group	2,000	71,577
Alibaba Group Holding, Ltd. ADR†	26,391	6,698,828
ANTA Sports Products, Ltd.	15,000	249,926
Autohome, Inc. ADR	772	85,098
Baidu, Inc. ADR†	3,841	902,712
BeiGene, Ltd. ADR†	600	192,000
Bosideng International Holdings, Ltd.	42,000	18,669
Chailease Holding Co., Ltd.	16,423	91,005
China Aoyuan Group, Ltd.	16,000	14,101
China Conch Venture Holdings, Ltd.	22,500	107,084
China East Education Holdings, Ltd.*	6,500	14,694
China Feihe, Ltd.*	17,000	50,925
China Hongqiao Group, Ltd.	23,000	20,330
China Lesso Group Holdings, Ltd.	15,000	24,868
China Literature, Ltd.†*	4,200	39,965
China Medical System Holdings, Ltd.	16,000	23,004
China Mengniu Dairy Co., Ltd.	40,000	239,503
China Resources Cement Holdings, Ltd.	36,000	39,820
China Resources Land, Ltd.	46,000	182,459
China Yuhua Education Corp., Ltd.*	14,000	12,246
CIFI Holdings Group Co., Ltd.	50,000	41,069
Country Garden Holdings Co., Ltd.	113,000	136,763
Country Garden Services Holdings Co., Ltd.	20,689	168,529
Dali Foods Group Co., Ltd.*	27,500	16,543
ENN Energy Holdings, Ltd.	11,100	171,919
GDS Holdings, Ltd. ADR†	1,222	126,550
Geely Automobile Holdings, Ltd.	82,000	297,682
GSX Techedu, Inc. ADR†	1,011	106,165
Haidilao International Holding, Ltd.*	11,000	92,843
Haitian International Holdings, Ltd.	9,000	32,613
Hansoh Pharmaceutical Group Co., Ltd.†*	16,000	87,234
Hengan International Group Co., Ltd.	9,000	64,478
Huazhu Group, Ltd. ADR	2,224	107,864
Huya, Inc. ADR†	772	19,987
Innovent Biologics, Inc.†*	14,000	159,123
iQIYI, Inc. ADR†	3,642	79,578
JD Health International, Inc.†*	2,900	57,078
JD.com, Inc. ADR†	12,077	1,071,109
JOYY, Inc. ADR	750	69,030
Kaisa Group Holdings, Ltd.	37,000	17,059

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
KE Holdings, Inc. ADR†	1,300	$76,830
Kingboard Holdings, Ltd.	10,500	42,966
Kingboard Laminates Holdings, Ltd.	16,000	25,860
Kingdee International Software Group Co., Ltd.	34,000	137,718
Kingsoft Corp., Ltd.	12,000	92,520
Koolearn Technology Holding, Ltd.†*	2,000	7,039
KWG Group Holdings, Ltd.	18,500	24,649
Lee & Man Paper Manufacturing, Ltd.	18,000	15,820
Li Ning Co., Ltd.	30,000	188,898
Longfor Group Holdings, Ltd.*	26,000	146,421
Meituan, Class B†	50,200	2,289,721
Microport Scientific Corp.	10,000	69,749
Minth Group, Ltd.	10,000	45,637
Momo, Inc. ADR	1,846	28,207
NetEase, Inc. ADR	5,770	663,492
New Oriental Education & Technology Group, Inc. ADR†	2,136	357,780
NIO, Inc. ADR†	17,829	1,016,253
Noah Holdings, Ltd. ADR†	401	19,088
Pinduoduo, Inc. ADR†	5,305	879,092
Ping An Healthcare and Technology Co., Ltd.†*	7,000	87,002
Seazen Group, Ltd.	28,000	25,603
Shenzhou International Group Holdings, Ltd.	11,700	231,367
Shimao Property Holdings, Ltd.	17,500	51,020
Silergy Corp.	1,000	93,353
SINA Corp.†	632	26,430
Sino Biopharmaceutical, Ltd.	141,750	132,106
Sunny Optical Technology Group Co., Ltd.	10,000	261,419
TAL Education Group ADR†	5,319	408,925
Tencent Holdings, Ltd.	80,100	7,012,200
Tencent Music Entertainment Group ADR†	5,201	138,347
Tingyi Cayman Islands Holding Corp.	26,000	51,713
Tongcheng-Elong Holdings, Ltd.†	11,200	20,093
Topsports International Holdings, Ltd.*	17,000	27,664
Trip.com Group, Ltd . ADR†	6,529	207,818
Uni-President China Holdings, Ltd.	18,000	21,809
Vinda International Holdings, Ltd.	5,000	16,869
Vipshop Holdings, Ltd. ADR†	6,113	167,618
Want Want China Holdings, Ltd.	68,000	48,959
Weibo Corp. ADR†	688	31,359
Wuxi Biologics Cayman, Inc.†*	43,000	601,527
Xinyi Solar Holdings, Ltd.	58,000	128,158
Xpeng, Inc. ADR†	2,300	110,814
Yadea Group Holdings, Ltd.*	14,000	36,510
Yihai International Holding, Ltd.	7,000	114,887
Zai Lab, Ltd. ADR†	953	152,547
Zhen Ding Technology Holding, Ltd.	7,000	28,374
Zhenro Properties Group, Ltd.	23,000	13,447
Zhongsheng Group Holdings, Ltd.	8,000	46,806
ZTO Express Cayman, Inc. ADR	5,548	183,528

		28,701,169

Chile — 0.4%
Banco de Chile	582,395	59,364
Banco de Credito e Inversiones SA	608	25,485
Banco Santander Chile	824,433	41,737
Cencosud SA	17,694	30,706

Security Description	Shares	Value (Note 2)
Chile (continued)
Cencosud Shopping SA	4,118	$5,954
Cia Cervecerias Unidas SA	1,085	8,889
Colbun SA	108,744	18,750
Empresas CMPC SA	15,604	41,728
Empresas COPEC SA	5,516	57,952
Enel Americas SA	427,218	64,250
Enel Chile SA†	259,527	18,790
Falabella SA	8,881	30,403
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	78,111

		482,119

China — 6.2%
3SBio, Inc.†*	13,000	12,128
A-Living Smart City Services Co., Ltd.*	6,000	26,087
Agricultural Bank of China, Ltd.	394,000	142,946
Air China, Ltd.	20,000	13,931
AK Medical Holdings, Ltd.*	4,000	7,218
Aluminum Corp. of China, Ltd.†	34,000	10,370
Anhui Conch Cement Co., Ltd.	17,500	103,797
Bank of China, Ltd.	1,110,000	377,045
Bank of Communications Co., Ltd.	127,000	68,652
Baozun, Inc. ADR†	720	29,513
Beijing Capital International Airport Co., Ltd.	24,000	18,532
Bilibili, Inc. ADR†	1,635	186,210
BYD Co., Ltd.	9,000	273,717
CanSino Biologics, Inc.†*	1,000	32,594
China Bohai Bank Co., Ltd.†*	30,000	16,194
China Cinda Asset Management Co., Ltd.	87,000	16,460
China CITIC Bank Corp., Ltd.	125,000	55,674
China Communications Services Corp., Ltd.	24,000	10,748
China Construction Bank Corp.	1,343,000	1,020,282
China Everbright Bank Co., Ltd.	45,000	18,557
China Evergrande Group	25,000	48,274
China Galaxy Securities Co., Ltd.	39,500	23,725
China Huarong Asset Management Co., Ltd.*	88,000	10,189
China International Capital Corp., Ltd.†*	18,400	48,247
China Life Insurance Co., Ltd.	102,000	217,119
China Longyuan Power Group Corp. Ltd.	45,000	66,509
China Meidong Auto Holdings, Ltd.	8,000	27,064
China Merchants Bank Co., Ltd.	56,500	436,290
China Minsheng Banking Corp., Ltd.	80,000	45,702
China Molybdenum Co, Ltd.	42,000	26,599
China National Building Material Co., Ltd.	54,000	64,434
China Pacific Insurance Group Co., Ltd.	39,000	160,833
China Petroleum & Chemical Corp.	342,000	162,826
China Railway Group, Ltd.	43,000	19,588
China Shenhua Energy Co., Ltd.	49,000	90,635
China Southern Airlines Co., Ltd.†	20,000	11,126
China Tower Corp., Ltd.*	580,000	84,287
China Vanke Co., Ltd.	24,300	87,359
Chongqing Rural Commercial Bank Co., Ltd.	34,000	14,611
CITIC Securities Co., Ltd.	29,000	63,517
COSCO SHIPPING Holdings Co., Ltd.†	38,500	39,245
Dongfeng Motor Group Co., Ltd.	36,000	35,942

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
DouYu International Holdings, Ltd. ADR†	1,200	$15,756
Fuyao Glass Industry Group Co., Ltd.*	6,800	47,221
Genscript Biotech Corp.†	10,000	12,704
GF Securities Co., Ltd.	14,600	21,379
Great Wall Motor Co., Ltd.	44,500	139,689
Guangzhou Automobile Group Co., Ltd.	37,200	34,008
Guangzhou R&F Properties Co., Ltd.	26,000	32,028
Haier Smart Home Co., Ltd.†	28,600	118,410
Haitong Securities Co., Ltd.	29,200	25,937
Hangzhou Tigermed Consulting Co., Ltd.†*	1,700	37,461
Huaneng Power International, Inc.	48,000	17,036
Huatai Securities Co., Ltd.*	15,800	25,230
Industrial & Commercial Bank of China, Ltd.	851,000	545,127
Jiangsu Expressway Co., Ltd.	14,000	16,213
Jiangxi Copper Co., Ltd.	12,000	19,855
Jinxin Fertility Group, Ltd.*	18,000	36,424
Kingsoft Cloud Holdings, Ltd. ADR†	700	35,189
Legend Holdings Corp.*	4,455	7,066
Logan Property Holdings Co., Ltd.	22,000	33,003
Lufax Holding, Ltd. ADR†	2,200	35,068
Luye Pharma Group, Ltd.*	12,500	6,262
New China Life Insurance Co., Ltd.	10,800	40,161
People’s Insurance Co. Group of China, Ltd.	104,000	32,168
PetroChina Co., Ltd.	304,000	92,315
Pharmaron Beijing Co., Ltd.*	1,800	34,491
PICC Property & Casualty Co., Ltd.	96,000	70,163
Ping An Insurance Group Co. of China, Ltd.	84,500	996,638
Poly Property Services Co., Ltd.	1,400	10,556
Postal Savings Bank of China Co., Ltd.*	133,000	94,768
Shandong Gold Mining Co., Ltd.*	6,500	13,672
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	67,066
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	29,416
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	10,047
Sinopharm Group Co., Ltd.	16,800	41,042
Smoore International Holdings, Ltd.†*	7,000	69,185
Sunac China Holdings, Ltd.	35,000	130,944
TravelSky Technology, Ltd.	12,000	27,007
Tsingtao Brewery Co., Ltd.	6,000	58,391
Weichai Power Co., Ltd.	25,000	74,302
WuXi AppTec Co., Ltd.*	4,080	97,043
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	19,941
Yanzhou Coal Mining Co., Ltd.	26,000	20,131
Zhaojin Mining Industry Co., Ltd.	9,500	10,284
Zhejiang Expressway Co., Ltd.	18,000	14,546
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	30,071
Zijin Mining Group Co., Ltd.	82,000	91,042
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	23,593

		7,684,825

Security Description	Shares	Value (Note 2)
Colombia — 0.2%
Bancolombia SA	3,585	$30,737
Bancolombia SA (Preference Shares)	5,647	49,872
Ecopetrol SA	82,950	47,181
Grupo de Inversiones Suramericana SA	2,632	16,740
Interconexion Electrica SA ESP	6,010	38,832

		183,362

Czech Republic — 0.1%
CEZ AS	3,035	72,928
Komercni banka AS†	1,302	39,659
Moneta Money Bank AS†*	7,476	25,389

		137,976

Greece — 0.1%
Hellenic Telecommunications Organization SA	2,692	39,038
JUMBO SA	1,014	15,805
OPAP SA	2,396	29,363

		84,206

Hong Kong — 1.1%
Alibaba Health Information Technology, Ltd.†	56,000	174,692
Alibaba Pictures Group, Ltd.†	160,000	20,245
Beijing Enterprises Holdings, Ltd.	6,000	19,675
BYD Electronic International Co., Ltd.	9,500	65,323
China Education Group Holdings, Ltd.	9,000	18,905
China Everbright Environment Group, Ltd.	45,000	25,280
China Everbright, Ltd.	8,000	10,270
China Merchants Port Holdings Co., Ltd.	16,430	22,977
China Resources Beer Holdings Co., Ltd.	22,000	195,736
China Resources Power Holdings Co., Ltd.	28,000	29,560
China Taiping Insurance Holdings Co., Ltd.	21,600	38,120
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	17,621
China Youzan, Ltd.†	192,000	82,481
CITIC, Ltd.	78,000	61,060
CSPC Pharmaceutical Group, Ltd.	122,320	124,760
Fosun International, Ltd.	37,000	56,383
Guangdong Investment, Ltd.	38,000	66,525
Hua Hong Semiconductor, Ltd.†*	6,000	36,217
Hutchison China MediTech, Ltd. ADR†	907	28,942
Lenovo Group, Ltd.	106,000	124,566
Shenzhen Investment, Ltd.	52,000	17,187
Sinotruk Hong Kong, Ltd.	9,000	28,050
SSY Group, Ltd.	12,000	6,378
Sun Art Retail Group, Ltd.	21,000	21,749
Wharf Holdings, Ltd.	20,000	44,545
Yuexiu Property Co., Ltd.	140,000	27,380

		1,364,627

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC†	6,654	50,007
OTP Bank Nyrt†	3,169	144,803
Richter Gedeon Nyrt	1,902	53,689

		248,499

India — 7.5%
ACC, Ltd.	753	16,558

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Adani Green Energy, Ltd.†	5,415	$76,259
Adani Ports & Special Economic Zone, Ltd.	6,474	45,057
Ambuja Cements, Ltd.	9,795	32,716
Apollo Hospitals Enterprise, Ltd.	1,102	38,737
Asian Paints, Ltd.	5,198	172,213
Aurobindo Pharma, Ltd.	3,893	48,382
Avenue Supermarts, Ltd.†*	2,121	78,445
Axis Bank, Ltd.†	30,995	282,930
Bajaj Auto, Ltd.	798	43,889
Bajaj Finance, Ltd.	3,701	239,027
Bajaj Financial Services	487	58,279
Balkrishna Industries, Ltd.	1,036	22,551
Bandhan Bank, Ltd.†*	9,067	38,615
Berger Paints India, Ltd.	2,613	25,529
Bharat Forge, Ltd.	2,445	19,595
Bharat Petroleum Corp., Ltd.	8,336	43,935
Bharti Airtel, Ltd.	16,795	127,165
Biocon, Ltd.†	5,155	26,403
Britannia Industries, Ltd.	1,420	68,168
Cipla, Ltd.	6,084	69,025
Coal India, Ltd.	16,454	28,425
Colgate-Palmolive India, Ltd.	1,376	30,223
Container Corp. Of India, Ltd.	2,762	16,477
Dabur India, Ltd.	6,181	43,427
Divi’s Laboratories, Ltd.	1,768	82,055
DLF, Ltd.	7,657	26,884
Dr Reddy’s Laboratories, Ltd.	1,567	99,073
Eicher Motors, Ltd.	1,700	64,243
GAIL India, Ltd.	19,406	33,104
Godrej Consumer Products, Ltd.	5,234	53,775
Grasim Industries, Ltd.	3,820	55,459
Havells India, Ltd.	2,980	42,627
HCL Technologies, Ltd.	14,941	186,753
HDFC Asset Management Co., Ltd.*	489	19,326
HDFC Life Insurance Co., Ltd.†*	9,372	87,418
Hero MotoCorp, Ltd.	1,510	67,691
Hindalco Industries, Ltd.	19,529	60,483
Hindustan Petroleum Corp., Ltd.	8,320	24,837
Hindustan Unilever, Ltd.	11,318	350,723
Housing Development Finance Corp., Ltd.	23,500	775,328
ICICI Bank, Ltd.†	58,060	430,989
ICICI Lombard General Insurance Co., Ltd.†*	2,658	48,215
ICICI Prudential Life Insurance Co., Ltd.†*	4,024	26,612
Indian Oil Corp., Ltd.	24,051	30,745
Indraprastha Gas, Ltd.	3,557	25,155
Indus Towers, Ltd.	2,878	9,107
Info Edge India, Ltd.	950	57,086
Infosys, Ltd.	47,367	807,972
InterGlobe Aviation, Ltd.†*	1,191	25,581
Ipca Laboratories, Ltd.	835	21,293
ITC, Ltd.	39,837	110,942
JSW Steel, Ltd.	10,169	50,892
Jubilant Foodworks, Ltd.	1,017	36,043
Kotak Mahindra Bank, Ltd.†	7,612	178,012
Larsen & Toubro Infotech, Ltd.*	701	38,368
Larsen & Toubro, Ltd.	9,173	168,139
Lupin, Ltd.	2,736	37,807
Mahindra & Mahindra, Ltd.	10,685	109,958

Security Description	Shares	Value (Note 2)
India (continued)
Marico, Ltd.	6,506	$36,990
Maruti Suzuki India, Ltd.	1,810	179,078
Motherson Sumi Systems, Ltd.	15,497	30,931
MRF, Ltd.	17	19,612
Muthoot Finance, Ltd.	1,484	22,478
Nestle India, Ltd.	455	106,684
NTPC, Ltd.	58,804	71,772
Oil & Natural Gas Corp., Ltd.	35,442	43,336
Page Industries, Ltd.	62	23,138
Petronet LNG, Ltd.	9,779	31,783
PI Industries, Ltd.	1,010	28,326
Pidilite Industries, Ltd.	1,642	37,867
Piramal Enterprises, Ltd.	997	17,823
Power Grid Corp. of India, Ltd.	26,532	66,549
REC, Ltd.	9,154	16,565
Reliance Industries, Ltd.	39,766	1,005,845
SBI Life Insurance Co., Ltd.†*	4,961	58,796
Shree Cement, Ltd.	127	39,147
Shriram Transport Finance Co., Ltd.	2,349	41,387
Siemens, Ltd.	567	12,357
State Bank of India†	23,858	92,065
Sun Pharmaceutical Industries, Ltd.	11,173	89,831
Tata Consultancy Services, Ltd.	12,958	555,595
Tata Consumer Products, Ltd.	8,350	63,270
Tata Motors, Ltd.†	22,179	79,587
Tata Steel, Ltd.	8,575	70,558
Tech Mahindra, Ltd.	8,265	108,529
Titan Co., Ltd.	4,707	91,779
Torrent Pharmaceuticals, Ltd.	542	19,200
Trent, Ltd.	1,848	15,923
UltraTech Cement, Ltd.	1,535	111,979
United Spirits, Ltd.†	2,861	22,712
UPL, Ltd.	6,028	46,441
Vedanta, Ltd.	23,402	51,415
Wipro, Ltd.	15,391	88,157
Yes Bank, Ltd.†	111,453	24,145
Zee Entertainment Enterprises, Ltd.	10,513	31,468

		9,387,843

Indonesia — 1.1%
Adaro Energy Tbk PT	183,600	15,743
Astra International Tbk PT	260,900	113,616
Bank Central Asia Tbk PT	135,900	327,714
Bank Mandiri Persero Tbk PT	251,000	117,901
Bank Negara Indonesia Persero Tbk PT	90,600	35,914
Bank Rakyat Indonesia Persero Tbk PT	761,000	227,289
Barito Pacific Tbk PT†	305,700	19,209
Charoen Pokphand Indonesia Tbk PT	92,900	38,137
Gudang Garam Tbk PT†	4,500	12,186
Indah Kiat Pulp & Paper Corp. PT	36,200	33,168
Indocement Tunggal Prakarsa Tbk PT	14,800	14,060
Indofood CBP Sukses Makmur Tbk PT	20,800	13,467
Indofood Sukses Makmur Tbk PT	47,000	20,283
Kalbe Farma Tbk PT	224,100	23,421
Merdeka Copper Gold Tbk PT†	115,100	20,836
Perusahaan Gas Negara Tbk PT	109,100	10,412
Sarana Menara Nusantara Tbk PT	189,300	12,964
Semen Indonesia Persero Tbk PT	34,700	26,110
Telekomunikasi Indonesia Persero Tbk PT	646,400	142,720
Unilever Indonesia Tbk PT	91,400	45,056
United Tractors Tbk PT	23,600	38,288

		1,308,494

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Kuwait — 0.4%
Agility Public Warehousing Co. KSCP	9,916	$24,553
Boubyan Bank KSCP	13,296	25,235
Gulf Bank KSCP	11,464	8,369
Kuwait Finance House KSCP	58,781	138,756
Mabanee Co KPSC	4,373	10,214
Mobile Telecommunications Co. KSCP	29,805	62,287
National Bank of Kuwait SAKP	89,529	258,067

		527,481

Luxembourg — 0.2%
Allegro.eu SA†*	3,226	63,285
Globant SA†	490	94,080
Reinet Investments SCA	1,465	25,670

		183,035

Malaysia — 1.1%
AMMB Holdings Bhd	15,800	12,037
Axiata Group Bhd	30,600	25,273
CIMB Group Holdings Bhd	84,200	80,198
Dialog Group Bhd	47,800	35,677
DiGi.Com Bhd	32,000	30,000
Gamuda Bhd	17,900	14,609
Genting Bhd	23,000	23,063
Genting Malaysia Bhd	28,800	17,846
HAP Seng Consolidated Bhd	4,900	9,937
Hartalega Holdings Bhd	23,300	74,014
Hong Leong Bank Bhd	8,500	35,785
Hong Leong Financial Group Bhd	2,500	10,097
IHH Healthcare Bhd	22,700	28,688
IOI Corp. Bhd	27,900	29,129
Kossan Rubber Industries	15,600	17,157
Kuala Lumpur Kepong Bhd	4,800	27,568
Malayan Banking Bhd	53,700	103,972
Malaysia Airports Holdings Bhd	10,000	12,953
Maxis Bhd	24,800	29,268
MISC Bhd	15,100	22,203
Nestle Malaysia Bhd	600	20,316
Petronas Chemicals Group Bhd	30,400	50,466
Petronas Dagangan Bhd	3,700	17,718
Petronas Gas Bhd	9,400	37,299
PPB Group Bhd	8,200	37,522
Press Metal Aluminium Holdings Bhd	16,200	32,014
Public Bank Bhd	199,600	206,812
QL Resources Bhd	11,600	17,187
RHB Bank Bhd	19,700	24,891
Sime Darby Bhd	26,300	14,328
Sime Darby Plantation Bhd	23,000	27,573
Supermax Corp. Bhd†	19,600	32,971
Telekom Malaysia Bhd	11,600	18,219
Tenaga Nasional Bhd	27,300	65,091
Top Glove Corp. Bhd	68,500	112,970
Westports Holdings Bhd	6,200	6,594

		1,361,445

Mexico — 1.3%
Alfa SAB de CV, Class A	36,300	22,791
America Movil SAB de CV, Series L	463,800	308,838
Arca Continental SAB de CV	4,600	20,939
Becle SAB de CV	7,079	15,077
Cemex SAB de CV CPO†	206,400	118,610
Coca-Cola Femsa SAB de CV	4,975	21,731
Fibra Uno Administracion SA de CV	37,300	41,833

Security Description	Shares	Value (Note 2)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	26,100	$177,743
Gruma SAB de CV, Class B	2,775	30,459
Grupo Aeroportuario del Pacifico SAB de CV, Class B†	4,800	48,265
Grupo Aeroportuario del Sureste SAB de CV, Class B†	2,495	39,273
Grupo Bimbo SAB de CV, Class A	21,400	40,338
Grupo Carso SAB de CV, Class A1†	4,600	11,554
Grupo Financiero Banorte SAB de CV, Class O†	35,400	176,318
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	24,388
Grupo Mexico SAB de CV, Class B	42,700	184,286
Grupo Televisa SAB CPO†	30,800	46,818
Industrias Penoles SAB de CV†	1,630	24,334
Infraestructura Energetica Nova SAB de CV†	5,400	19,752
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	30,390
Megacable Holdings SA de CV	2,700	9,796
Orbia Advance Corp SAB de CV	12,000	25,652
Promotora y Operadora de Infraestructura SAB de CV	2,130	16,061
Telesites SAB de CV†	14,700	14,937
Wal-Mart de Mexico SAB de CV	70,300	200,176

		1,670,359

Netherlands — 0.3%
X5 Retail Group NV GDR	1,555	54,713
Yandex NV, Class A†	4,192	262,587

		317,300

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	2,325	23,668

Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	21,390	17,683
Aboitiz Power Corp.	10,600	5,293
Ayala Corp.	3,755	60,239
Ayala Land, Inc.	108,400	85,009
Bank of the Philippine Islands	23,440	38,874
BDO Unibank, Inc.	24,700	51,938
Globe Telecom, Inc.	345	13,924
GT Capital Holdings, Inc.	837	9,280
International Container Terminal Services, Inc.	11,660	28,775
JG Summit Holdings, Inc.	39,165	49,503
Jollibee Foods Corp.	4,780	17,658
Manila Electric Co.	1,950	10,577
Megaworld Corp.	126,200	10,011
Metro Pacific Investments Corp.	157,000	13,195
Metropolitan Bank & Trust Co.	18,723	17,579
PLDT, Inc.	1,155	31,505
SM Investments Corp.	3,160	64,849
SM Prime Holdings, Inc.	135,200	99,170
Universal Robina Corp.	10,620	29,859

		654,921

Poland — 0.5%
Bank Polska Kasa Opieki SA†	2,138	36,358
CD Projekt SA†	878	71,754
Cyfrowy Polsat SA	3,958	32,326
Dino Polska SA†*	661	46,386

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA†	1,972	$98,547
LPP SA†	16	32,748
Orange Polska SA†	4,100	7,211
PGE Polska Grupa Energetyczna SA†	10,070	17,598
Polski Koncern Naftowy Orlen SA	4,160	61,868
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	41,608
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	89,331
Powszechny Zaklad Ubezpieczen SA†	7,578	60,378
Santander Bank Polska SA†	376	18,231

		614,344

Qatar — 0.5%
Barwa Real Estate Co.	17,839	16,165
Commercial Bank PQSC	21,100	24,856
Industries Qatar QSC	24,538	80,856
Masraf Al Rayan QSC	39,477	47,154
Mesaieed Petrochemical Holding Co.	45,719	24,983
Ooredoo Q.P.S.C.	6,504	15,002
Qatar Electricity & Water Co. QSC	4,301	21,022
Qatar Fuel QSC	6,324	31,692
Qatar Gas Transport Co., Ltd.	36,420	33,002
Qatar International Islamic Bank QSC	6,733	16,270
Qatar Islamic Bank SAQ	13,064	59,226
Qatar National Bank Q.P.S.C.	59,947	294,817

		665,045

Romania — 0.0%
NEPI Rockcastle PLC	5,148	31,301

Russia — 1.6%
Gazprom PJSC ADR	84,529	468,139
Lukoil PJSC ADR	6,093	431,631
Magnit PJSC GDR	5,910	87,895
MMC Norilsk Nickel PJSC ADR	9,367	300,008
Mobile TeleSystems PJSC ADR	5,342	48,078
Novatek PJSC GDR	1,352	224,809
PhosAgro PJSC GDR	3,183	49,942
Rosneft PJSC GDR	19,711	121,683
Severstal PAO GDR	4,671	78,021
Surgutneftegas PJSC ADR	17,377	75,864
Tatneft PJSC ADR	2,926	113,346

		1,999,416

Saudi Arabia — 2.0%
Abdullah Al Othaim Markets Co.	489	16,036
Advanced Petrochemical Co.	1,314	21,966
Al Rajhi Bank	17,257	332,653
Alinma Bank†	10,548	45,615
Almarai Co. JSC	3,390	48,174
Arab National Bank	7,328	39,701
Bank Al-Jazira	3,232	11,495
Bank AlBilad	4,809	35,067
Banque Saudi Fransi	7,816	68,768
Bupa Arabia for Cooperative Insurance Co.†	769	23,537
Co. for Cooperative Insurance†	592	12,548
Dar Al Arkan Real Estate Development Co.†	5,111	11,597
Dr. Sulaiman Al Habib Medical Services Group Co.	739	22,462
Emaar Economic City†	3,631	8,635

Security Description	Shares	Value (Note 2)
Saudi Arabia (continued)
Etihad Etisalat Co.†	5,135	$38,813
Jarir Marketing Co.	640	29,349
Mobile Telecommunications Co. Saudi Arabia†	5,130	18,574
National Commercial Bank	20,200	226,467
National Industrialization Co.†	2,777	9,847
Rabigh Refining & Petrochemical Co.†	2,559	9,415
Riyad Bank	18,467	102,017
SABIC Agri-Nutrients Co.	2,583	62,669
Sahara International Petrochemical Co.	3,810	18,325
Samba Financial Group	13,503	107,644
Saudi Arabian Mining Co.†	4,714	51,530
Saudi Arabian Oil Co.*	31,949	295,154
Saudi Basic Industries Corp.	12,362	332,229
Saudi British Bank	10,662	74,478
Saudi Cement Co.	623	10,813
Saudi Electricity Co.	11,038	64,450
Saudi Industrial Investment Group	2,407	16,268
Saudi Kayan Petrochemical Co.†	10,442	39,088
Saudi Telecom Co.	8,097	243,512
Savola Group	3,609	37,671
Yanbu National Petrochemical Co.	3,335	55,751

		2,542,318

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	20,472

South Africa — 2.9%
Absa Group, Ltd.	9,656	72,464
African Rainbow Minerals, Ltd.	1,413	25,830
Anglo American Platinum, Ltd.	710	70,443
AngloGold Ashanti, Ltd.	5,570	131,871
Aspen Pharmacare Holdings, Ltd.†	4,858	45,914
Bid Corp., Ltd.	4,316	71,669
Bidvest Group, Ltd.	3,426	35,135
Capitec Bank Holdings, Ltd.†	933	85,445
Clicks Group, Ltd.	3,106	50,990
Discovery, Ltd.	5,518	46,749
Exxaro Resources, Ltd.	3,710	36,784
FirstRand, Ltd.	64,906	203,281
Gold Fields, Ltd.	11,884	113,006
Growthpoint Properties, Ltd.	38,120	30,608
Harmony Gold Mining Co., Ltd.†	6,594	29,665
Impala Platinum Holdings, Ltd.	10,887	147,884
Kumba Iron Ore, Ltd.	844	33,768
Mr. Price Group, Ltd.	3,088	35,201
MTN Group, Ltd.	22,749	94,077
MultiChoice Group, Ltd.	5,919	50,460
Naspers, Ltd., Class N	6,048	1,388,199
Nedbank Group, Ltd.	4,759	38,217
Northam Platinum, Ltd.†	4,767	59,624
Old Mutual, Ltd.	61,491	52,600
Rand Merchant Investment Holdings, Ltd.	10,340	20,571
Remgro, Ltd.	5,915	39,246
Sanlam, Ltd.	23,915	91,173
Sasol, Ltd.†	7,454	79,605
Shoprite Holdings, Ltd.	6,487	59,726
Sibanye Stillwater, Ltd.	30,876	117,754
SPAR Group, Ltd.	2,090	26,676
Standard Bank Group, Ltd.	17,725	147,106
Tiger Brands, Ltd.	2,003	26,271
Vodacom Group, Ltd.	8,572	70,060
Woolworths Holdings, Ltd.	11,889	35,131

		3,663,203

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea — 11.6%
Alteogen, Inc.†	241	$28,508
Amorepacific Corp.†	423	85,054
AMOREPACIFIC Group†	279	14,728
BGF retail Co., Ltd.†	54	8,215
Celltrion Healthcare Co., Ltd.†	963	123,805
Celltrion Pharm, Inc.†	221	34,600
Celltrion, Inc.†	1,337	387,492
Cheil Worldwide, Inc.	715	12,338
CJ CheilJedang Corp.†	113	43,051
CJ Corp.†	166	13,930
CJ ENM Co., Ltd.†	106	14,412
CJ Logistics Corp.†	110	16,493
Coway Co, Ltd.†	543	33,779
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	324	7,041
DB Insurance Co., Ltd.†	563	18,546
DL E&C Co., Ltd.†	192	19,130
Doosan Bobcat, Inc.†	500	13,570
Doosan Heavy Industries & Construction Co., Ltd.†	2,575	26,871
Douzone Bizon Co., Ltd.	218	19,398
E-MART Inc.†	247	36,053
Fila Holdings Corp.†	578	22,187
GS Engineering & Construction Corp.†	789	26,927
GS Holdings Corp.†	649	21,193
Hana Financial Group, Inc.	4,136	121,301
Hankook Tire & Technology Co., Ltd.†	947	34,727
Hanmi Pharm Co., Ltd.†	76	26,032
Hanon Systems	2,390	35,714
Hanwha Corp.†	509	14,527
Hanwha Solutions Corp.†	1,683	74,981
HLB, Inc.†	569	45,690
Hotel Shilla Co., Ltd.	288	21,176
Hyundai Engineering & Construction Co., Ltd.†	947	34,092
Hyundai Glovis Co., Ltd.	239	40,331
Hyundai Heavy Industries Holdings Co., Ltd.†	102	21,435
Hyundai Marine & Fire Insurance Co., Ltd.†	612	10,890
Hyundai Mobis Co., Ltd.†	913	257,180
Hyundai Motor Co.	2,155	436,954
Hyundai Motor Co. (2nd Preference Shares)	341	31,421
Hyundai Motor Co. (Preference Shares)	195	19,713
Hyundai Steel Co.	1,079	37,148
Industrial Bank of Korea†	2,725	19,130
Kakao Corp.†	802	314,491
Kangwon Land, Inc.†	1,186	25,370
KB Financial Group, Inc.†	5,445	196,961
Kia Motors Corp.	3,625	265,599
KMW Co., Ltd.†	308	21,252
Korea Aerospace Industries, Ltd.†	721	20,021
Korea Electric Power Corp.†	3,329	67,749
Korea Gas Corp.†	224	6,178
Korea Investment Holdings Co., Ltd.†	528	38,533
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	38,925
Korea Zinc Co., Ltd.†	84	30,374
Korean Air Lines Co., Ltd.†	1,483	38,362
KT&G Corp.†	1,562	111,834
Kumho Petrochemical Co., Ltd.†	246	53,980

Security Description	Shares	Value (Note 2)
South Korea (continued)
LG Chem, Ltd.	645	$525,803
LG Chem, Ltd. (Preference Shares)	87	36,179
LG Corp.†	1,299	114,671
LG Display Co., Ltd.†	3,126	60,389
LG Electronics, Inc.	1,484	201,854
LG Household & Health Care, Ltd.	134	186,242
LG Innotek Co., Ltd.	178	31,633
LG Uplus Corp.	1,876	20,083
Lotte Chemical Corp.†	224	51,912
Lotte Corp.	287	8,295
Lotte Shopping Co., Ltd.†	119	11,341
Mirae Asset Daewoo Co., Ltd.†	3,672	31,005
NAVER Corp.	1,706	523,328
NCSoft Corp.†	226	192,035
Netmarble Corp.†*	264	31,051
NH Investment & Securities Co., Ltd.†	787	7,778
Orion Corp.	289	31,016
Pan Ocean Co., Ltd.†	3,044	12,387
PearlAbyss Corp.†	68	19,161
POSCO	993	218,670
POSCO Chemical Co., Ltd.	366	43,693
S-1 Corp.	86	6,209
S-Oil Corp.†	578	35,752
Samsung Biologics Co, Ltd.†*	224	158,226
Samsung C&T Corp.	1,149	133,584
Samsung Electro-Mechanics Co., Ltd.	768	139,244
Samsung Electronics Co., Ltd.	66,559	4,857,603
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	752,817
Samsung Engineering Co., Ltd.†	1,634	17,920
Samsung Fire & Marine Insurance Co., Ltd.	403	60,675
Samsung Heavy Industries Co., Ltd.†	5,665	31,602
Samsung Life Insurance Co., Ltd.	978	61,422
Samsung SDI Co., Ltd.	769	501,061
Samsung SDS Co., Ltd.	443	77,472
Samsung Securities Co. Ltd.	706	23,694
Seegene, Inc.	240	34,872
Shin Poong Pharmaceutical Co Ltd†	366	26,302
Shinhan Financial Group Co., Ltd.†	5,949	163,198
Shinsegae, Inc.†	63	13,337
SK Biopharmaceuticals Co., Ltd.†	193	25,097
SK Chemicals Co., Ltd.†	102	38,103
SK Holdings Co., Ltd.	477	131,966
SK Hynix, Inc.	7,589	826,063
SK Innovation Co., Ltd.†	772	191,370
SK Telecom Co., Ltd.	534	116,511
Woori Financial Group, Inc.†	7,094	56,226
Yuhan Corp.†	655	38,690

		14,416,934

Taiwan — 11.3%
Accton Technology Corp.	7,000	67,438
Acer, Inc.	56,000	54,161
Advantech Co., Ltd.	6,499	80,132
ASE Technology Holding Co., Ltd.	44,000	144,222
Asia Cement Corp.	22,000	31,380
Asustek Computer, Inc.	11,000	112,777
AU Optronics Corp.†	114,000	60,194
Catcher Technology Co., Ltd.	10,000	70,480
Cathay Financial Holding Co., Ltd.	102,000	145,504
Chang Hwa Commercial Bank, Ltd.	45,708	27,074
Cheng Shin Rubber Industry Co., Ltd.	16,000	22,796

50

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Chicony Electronics Co., Ltd.	12,065	$37,207
China Development Financial Holding Corp.	151,000	48,135
China Life Insurance Co., Ltd.	29,389	23,842
China Steel Corp.	131,000	107,505
Chunghwa Telecom Co., Ltd.	45,000	173,672
Compal Electronics, Inc.	89,000	68,237
CTBC Financial Holding Co., Ltd.	225,000	152,805
Delta Electronics, Inc.	27,000	272,937
E.Sun Financial Holding Co., Ltd.	145,153	122,383
Eclat Textile Co., Ltd.	2,000	28,908
Evergreen Marine Corp Taiwan, Ltd.†	35,000	39,234
Far Eastern New Century Corp.	27,000	25,046
Far EasTone Telecommunications Co., Ltd.	11,000	23,578
Feng TAY Enterprise Co., Ltd.	5,280	33,868
First Financial Holding Co., Ltd.	122,125	88,144
Formosa Chemicals & Fibre Corp.	43,000	119,077
Formosa Petrochemical Corp.	16,000	51,195
Formosa Plastics Corp.	48,000	148,916
Foxconn Technology Co., Ltd.	9,000	24,083
Fubon Financial Holding Co., Ltd.	88,000	143,346
Giant Manufacturing Co., Ltd.	4,000	38,955
Globalwafers Co., Ltd.	3,000	66,106
Hiwin Technologies Corp.	3,278	46,463
Hon Hai Precision Industry Co., Ltd.	172,200	686,956
Hotai Motor Co., Ltd.	4,000	80,757
Hua Nan Financial Holdings Co., Ltd.	80,011	48,958
Innolux Corp.	111,000	51,837
Inventec Corp.	55,000	45,683
Largan Precision Co., Ltd.	1,000	105,162
Lite-On Technology Corp.	37,000	72,637
MediaTek, Inc.	21,000	658,222
Mega Financial Holding Co., Ltd.	135,000	135,582
Micro-Star International Co., Ltd.	12,000	55,766
Nan Ya Plastics Corp.	65,000	152,029
Nanya Technology Corp.	16,000	45,451
Nien Made Enterprise Co., Ltd.	2,000	26,446
Novatek Microelectronics Corp.	8,000	112,799
Oneness Biotech Co., Ltd.†	2,000	13,183
Pegatron Corp.	30,000	84,104
Phison Electronics Corp.	2,000	27,127
Pou Chen Corp.	21,000	21,018
Powertech Technology, Inc.	8,000	27,759
President Chain Store Corp.	6,000	57,120
Quanta Computer, Inc.	45,000	129,411
Realtek Semiconductor Corp.	7,000	113,101
Ruentex Development Co., Ltd.	9,500	13,155
Shanghai Commercial & Savings Bank, Ltd.	40,000	53,529
Shin Kong Financial Holding Co., Ltd.	120,598	34,708
SinoPac Financial Holdings Co., Ltd.	100,860	39,482
Synnex Technology International Corp.	15,000	24,172
Taishin Financial Holding Co., Ltd.	105,003	46,907
Taiwan Cement Corp.	59,561	85,457
Taiwan Cooperative Financial Holding Co., Ltd.	109,758	75,127
Taiwan High Speed Rail Corp.	7,000	7,230
Taiwan Mobile Co., Ltd.	16,000	55,015
Taiwan Semiconductor Manufacturing Co., Ltd.	343,000	7,242,397
Uni-President Enterprises Corp.	62,000	150,718

Security Description	Shares	Value (Note 2)
Taiwan (continued)
Unimicron Technology Corp.	17,000	$52,190
United Microelectronics Corp.	163,000	290,622
Vanguard International Semiconductor Corp.	13,000	52,128
Walsin Technology Corp.†	4,000	31,346
Win Semiconductors Corp.	5,000	74,095
Winbond Electronics Corp.	40,000	37,947
Wistron Corp.	50,027	55,900
Wiwynn Corp.	1,000	29,401
WPG Holdings, Ltd.	15,000	23,047
Yageo Corp.	5,000	102,755
Yuanta Financial Holding Co., Ltd.	114,640	81,562

		14,109,798

Thailand — 1.5%
Advanced Info Service PCL NVDR	15,700	89,934
Airports of Thailand PCL NVDR	62,200	123,104
Asset World Corp. PCL NVDR	70,000	10,741
B Grimm Power PCL	8,400	14,313
Bangkok Bank PCL	6,300	23,839
Bangkok Commercial Asset Management PCL NVDR	16,700	11,372
Bangkok Dusit Medical Services PCL NVDR	126,400	87,350
Bangkok Expressway & Metro PCL NVDR	104,700	28,447
Berli Jucker PCL NVDR	12,300	13,614
BTS Group Holdings PCL NVDR	107,600	33,857
Bumrungrad Hospital PCL	4,600	19,288
Central Pattana PCL NVDR	31,200	52,111
Central Retail Corp. PCL NVDR†	20,508	21,044
Charoen Pokphand Foods PCL NVDR	51,700	46,994
CP ALL PCL NVDR†	77,500	147,958
Delta Electronics Thai PCL NVDR	4,200	73,568
Electricity Generating PCL NVDR	4,000	23,795
Energy Absolute PCL NVDR	22,100	47,649
Global Power Synergy PCL	8,100	21,177
Gulf Energy Development PCL NVDR	26,500	29,503
Home Product Center PCL NVDR	84,300	38,525
Indorama Ventures PCL NVDR	24,900	29,090
Intouch Holdings PCL NVDR	26,100	48,714
Kasikornbank PCL NVDR	22,800	96,644
Krung Thai Bank PCL NVDR	47,200	18,082
Krungthai Card PCL	6,300	13,682
Land & Houses PCL NVDR	102,700	26,671
Minor International PCL NVDR†	35,300	29,083
Muangthai Capital PCL NVDR†	8,600	18,792
PTT Exploration & Production PCL NVDR	18,100	63,082
PTT Global Chemical PCL NVDR	28,700	56,517
PTT PCL NVDR	158,200	200,721
Ratch Group PCL NVDR	8,600	14,189
Siam Cement PCL NVDR	10,600	133,455
Siam Commercial Bank PCL NVDR	11,600	36,440
Srisawad Corp. PCL	8,000	17,908
Thai Oil PCL NVDR	15,100	27,864
Thai Union Group PCL NVDR	37,600	17,324
True Corp. PCL NVDR	147,500	15,732

		1,822,173

Turkey — 0.3%
Akbank Turk AS†	36,733	31,867
Aselsan Elektronik Sanayi Ve Ticaret AS	8,771	20,595

51

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	5,965	$58,510
Eregli Demir ve Celik Fabrikalari TAS	17,018	33,113
Ford Otomotiv Sanayi AS	887	17,416
Haci Omer Sabanci Holding AS	10,207	14,590
KOC Holding AS	9,241	25,329
Tupras Turkiye Petrol Rafinerileri AS†	1,600	21,588
Turk Hava Yollari AO†	5,719	9,432
Turkcell Iletisim Hizmetleri AS	15,252	32,985
Turkiye Garanti Bankasi AS†	27,888	35,102
Turkiye Is Bankasi, Class C†	17,315	14,378
Turkiye Sise ve Cam Fabrikalari AS	17,135	16,825
Yapi Ve Kredi Bankasi AS†	32,311	12,455

		344,185

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	38,822	68,043
Abu Dhabi Islamic Bank PJSC	21,048	28,422
Aldar Properties PJSC	55,751	52,819
Dubai Islamic Bank PJSC	28,132	37,911
Emaar Malls PJSC†	37,246	17,948
Emaar Properties PJSC†	49,744	50,514
Emirates NBD Bank PJSC	36,259	114,508
Emirates Telecommunications Group Co. PJSC	23,607	126,996
First Abu Dhabi Bank PJSC	39,530	159,060

		656,221

United States — 0.3%
Southern Copper Corp.	1,232	81,817
Yum China Holdings, Inc.	5,535	313,890

		395,707

Total Common Stocks (cost $81,751,712)		101,006,673

EXCHANGE-TRADED FUNDS — 8.0%
United States — 8.0%
iShares MSCI Emerging Markets ETF	97,477	5,196,499
iShares MSCI China A ETF	106,856	4,714,487

Total Exchange-Traded Funds (cost $8,489,824)		9,910,986

RIGHTS — 0.0%
Brazil — 0.0%
Lojas Americanas SA Expires 02/04/2021†	89	75

South Korea — 0.0%
Hanwha Solutions Corp. Expires 02/25/2021†	192	841
Korean Air Lines Co., Ltd. Expires 03/05/2021†	810	7,122

		7,963

Total Rights (cost $3,093)		8,038

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL NVDR Expires 02/16/2021†	5,940	$0
Minor International PCL Expires 12/31/2021†	1,765	18
Minor International PCL Expires 07/31/2023†	1,605	378
Srisawad Corp. PLC Expires 08/29/2025†	320	181

Total Warrants (cost $0)		577

Total Long-Term Investment Securities (cost $90,244,629)		110,926,274

SHORT-TERM INVESTMENT SECURITIES — 2.3%
U.S. Government Treasuries — 2.3%
United States Treasury Bills 0.08% due 02/25/2021(1)	$200,000	199,990
0.09% due 12/02/2021(1)	1,700,000	1,698,765
0.14% due 04/22/2021(1)	500,000	499,842
0.15% due 03/25/2021(1)	100,000	99,978
0.15% due 06/17/2021(1)	200,000	199,886
0.16% due 05/20/2021(1)	200,000	199,906

Total Short-Term Investment Securities (cost $2,898,367)		2,898,367

TOTAL INVESTMENTS (cost $93,142,996)(2)	91.4%	113,824,641
Other assets less liabilities	8.6	10,740,004

NET ASSETS	100.0%	$124,564,645

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $3,314,142 representing 2.7% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

52

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

197	Long	MSCI Emerging Markets Index	March 2021	$12,434,643	$13,062,085	$627,442

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,579,109	$74,427,564	**	$—	$101,006,673
Exchange-Traded Funds	9,910,986	—		—	9,910,986
Rights:
Brazil	75	—		—	75
South Korea	—	7,963	#	—	7,963
Warrants	577	—		—	577
Short-Term Investment Securities	—	2,898,367		—	2,898,367

Total Investments at Value	$36,490,747	$77,333,894		$—	$113,824,641

Other Financial Instruments:†
Futures Contracts	$627,442	$—		$—	$627,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $7,122 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

53

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PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.4%
Pipelines	5.3
Cable/Satellite TV	4.7
Real Estate Investment Trusts	3.3
Telephone-Integrated	3.2
Medical-Drugs	3.2
Oil Companies-Exploration & Production	3.1
Electric-Integrated	2.7
Auto-Cars/Light Trucks	1.8
Brewery	1.7
Electronic Measurement Instruments	1.4
Pharmacy Services	1.4
Insurance-Life/Health	1.3
Containers-Paper/Plastic	1.3
Banks-Super Regional	1.3
Medical-Hospitals	1.2
Commercial Services-Finance	1.2
Medical-Biomedical/Gene	1.2
Oil Companies-Integrated	1.2
Banks-Commercial	1.2
Food-Misc./Diversified	1.1
Data Processing/Management	1.1
Diagnostic Equipment	1.0
Transport-Rail	1.0
Gas-Distribution	1.0
Computers	0.9
Cellular Telecom	0.9
Investment Management/Advisor Services	0.9
Diversified Manufacturing Operations	0.9
Television	0.9
Containers-Metal/Glass	0.8
Finance-Credit Card	0.8
Computer Services	0.8
Electronic Components-Semiconductors	0.8
Building Products-Wood	0.8
Electric-Generation	0.8
Broadcast Services/Program	0.8
Tobacco	0.8
Steel-Producers	0.8
Diversified Financial Services	0.7
Insurance-Multi-line	0.7
Insurance Brokers	0.7
Electronic Security Devices	0.7
Food-Retail	0.7
Beverages-Non-alcoholic	0.7
Aerospace/Defense	0.6
Drug Delivery Systems	0.6
Machinery-Farming	0.6
Building Products-Air & Heating	0.6
Retail-Auto Parts	0.6
Trucking/Leasing	0.6
Rental Auto/Equipment	0.6
Finance-Leasing Companies	0.6
Auto/Truck Parts & Equipment-Original	0.6
Oil Refining & Marketing	0.6
Medical-HMO	0.6
Enterprise Software/Service	0.5
Consulting Services	0.5
Food-Baking	0.5
Gambling (Non-Hotel)	0.5
Chemicals-Diversified	0.5

Security Services	0.5%
Aerospace/Defense-Equipment	0.5
Chemicals-Specialty	0.4
Coatings/Paint	0.4
Transport-Services	0.4
Distribution/Wholesale	0.4
Casino Hotels	0.4
Steel Pipe & Tube	0.4
Medical Products	0.4
Electric-Distribution	0.4
Finance-Investment Banker/Broker	0.4
Oil-Field Services	0.4
Retail-Restaurants	0.4
Metal Products-Distribution	0.4
E-Commerce/Services	0.4
Independent Power Producers	0.4
Advertising Agencies	0.4
Commercial Services	0.3
Medical Labs & Testing Services	0.3
Electric Products-Misc.	0.3
Insurance-Property/Casualty	0.3
Metal-Copper	0.3
Energy-Alternate Sources	0.3
Building & Construction Products-Misc.	0.3
Finance-Mortgage Loan/Banker	0.3
Insurance-Mutual	0.2
Telecom Services	0.2
Finance-Other Services	0.2
Food-Meat Products	0.2
Finance-Consumer Loans	0.2
Medical Instruments	0.2
Hotels/Motels	0.2
Internet Brokers	0.2
Multimedia	0.2
Radio	0.2
Applications Software	0.2
Shipbuilding	0.2
Retail-Gardening Products	0.2
Direct Marketing	0.2
Rubber/Plastic Products	0.2
Electronic Components-Misc.	0.2
Food-Catering	0.2
Computers-Integrated Systems	0.2
Publishing-Newspapers	0.2
Machinery-General Industrial	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Propane Distribution	0.1
Oil & Gas Drilling	0.1
Semiconductor Equipment	0.1
Building Products-Doors & Windows	0.1
Medical-Outpatient/Home Medical	0.1
Casino Services	0.1
Retail-Discount	0.1
Quarrying	0.1
Software Tools	0.1
Machinery-Pumps	0.1
Consumer Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Paper & Related Products	0.1
Advertising Sales	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Building Products	0.1

54

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PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Automobile	0.1%
Auto-Heavy Duty Trucks	0.1
Human Resources	0.1
Computers-Memory Devices	0.1
Batteries/Battery Systems	0.1
Resorts/Theme Parks	0.1
Precious Metals	0.1
Satellite Telecom	0.1
Airlines	0.1
Retail-Arts & Crafts	0.1
Research & Development	0.1
Computer Software	0.1
Circuit Boards	0.1
Food-Wholesale/Distribution	0.1
Music	0.1
Apparel Manufacturers	0.1
Decision Support Software	0.1

97.0%

Credit Quality**†

Aa	0.1%
A	15.0
Baa	54.7
Ba	11.8
B	10.3
Caa	6.6
Ca	0.1
Not Rated#	1.4

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
#	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
@	See Note 1

55

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PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 83.6%
Advertising Agencies — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	$3,000,000	$3,116,843
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,943,374

		5,060,217

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031*	275,000	277,406
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	350,000	371,000
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	125,000	128,613
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	100,000	99,250
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	375,000	374,062
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	150,000	158,813

		1,409,144

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,262,017
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,984,982
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,667,742
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,379,106

		9,293,847

Aerospace/Defense-Equipment — 0.4%
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	300,000	297,750
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	675,000	696,438
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,750,000	1,845,620
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	283,938

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	$475,000	$483,407
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,281,250
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	294,250

		5,182,653

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	809,228

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	325,000	351,813
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	239,344
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	132,031

		723,188

Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	789,656
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	400,000	410,000
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,500,000	1,590,315

		2,789,971

Auto-Cars/Light Trucks — 1.8%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	631,641
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	575,000	575,665
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	1,225,000	1,250,664
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	650,000	657,312
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,475,000	1,509,117
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	757,828
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	605,187
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	206,000

56

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PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	$200,000	$206,502
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	1,600,000	1,686,000
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	750,000	797,812
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,155,669
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	841,844
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,172,116
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,974,989
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,765,850
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,830,657
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,598,855
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,556,560

		25,780,268

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,150,000	1,224,750

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	750,000	784,537
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	79,968
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	575,000	589,893

		1,454,398

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	175,000	190,446
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	111,875

		302,321

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 1.2%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	$2,710,000	$2,928,340
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,446,107
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,696,876
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,490,079
Manufacturers & Traders Trust Co. FRS Sub. Notes 0.87% (3 ML+0.64%) due 12/01/2021	2,860,000	2,860,648
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	321,085

		16,743,135

Banks-Super Regional — 1.3%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,638,964
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,868,160
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,844,689
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,341,321
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,597,087
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,968,875

		18,259,096

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	775,000	792,438
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	300,000	312,750

		1,105,188

Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,291,888
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,753,843

		4,045,731

57

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PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	$6,050,000	$6,784,620
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	4,076,480
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,537,325
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	435,852
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,445,878
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	3,083,649

		24,363,804

Broadcast Services/Program — 0.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	625,812
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,075,000	682,625
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,331,103
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	2,061,049
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	178,719
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	525,000	547,969
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	106,532
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	2,623,710	2,798,502
Nexstar Broadcasting, Inc. Senior Notes 4.75% due 11/01/2028*	675,000	695,250
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,900,000	2,016,774

		11,044,335

Building & Construction Products-Misc. — 0.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	775,000	793,894

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	$850,000	$839,375
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	185,719
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	375,000	395,269
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,375,000	1,431,719

		3,645,976

Building Products-Air & Heating — 0.6%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,610,000	2,756,877
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,336,869
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,370,000	1,403,652
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,547,448

		9,044,846

Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	450,000	470,250
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,325,000	1,384,625

		1,854,875

Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,961,178
Masco Corp. Senior Notes 4.50% due 05/15/2047	3,800,000	4,676,744
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	587,129

		11,225,051

Cable/Satellite TV — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,772,437
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	675,000	710,856
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,200,000	1,248,000

58

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PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	$1,025,000	$1,076,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	603,647
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	461,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	722,260
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,775,000	1,844,669
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,708,168
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,230,438
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,702,664
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,255,803
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,867,377
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,918,752
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	200,000	195,170
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,150,000	1,176,450
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	535,500
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	242,156
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	525,000	544,535
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,239,273
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,425,000	1,535,437

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022	$1,100,000	$1,159,125
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	1,050,000	1,168,125
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	450,000	499,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	1,010,363
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	525,000	546,656
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	764,750
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 08/01/2022*	125,000	126,275
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	650,000	670,274
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	878,866
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	960,613
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	100,000	109,032
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,311,852
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,134,790
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,259,605
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	958,808

		50,150,114

Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	950,000	977,312
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	600,000	620,250
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	600,000	620,832
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	82,875
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	558,780

59

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PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM Resorts International Company Guar. Notes 4.75% due 10/15/2028	$325,000	$339,220
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	124,542
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	329,000	361,176
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	507,063
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	160,594
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	475,000	465,500
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,400,000	1,410,500

		6,228,644

Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	634,818
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	925,000	1,015,187
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	106,000

		1,756,005

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,375,000	1,603,305
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	500,000	597,500
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	225,000	277,313
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	241,774
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	375,000	378,750
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	2,010,000	2,005,256
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	504,630
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	725,000	741,675
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	293,727

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	$775,000	$775,969
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,237,692

		8,657,591

Chemicals-Diversified — 0.5%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,425,000	1,522,969
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	529,482
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*	4,050,000	4,074,602
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	635,000	648,871

		6,775,924

Chemicals-Specialty — 0.2%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,125,000	1,132,678
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	975,000	996,937
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	511,250
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	550,000	576,782

		3,217,647

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	790,500

Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	275,000	270,188
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,946,764
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,092,457

		6,309,409

Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,603,719
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	431,000	431,862

60

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	$375,000	$401,409
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	425,000	471,219

		4,908,209

Commercial Services-Finance — 1.0%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,865,831
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,759,181
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,418,245
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	3,153,168
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	1,850,000	1,833,812
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,181,963
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	816,826

		15,029,026

Computer Services — 0.8%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	325,000	345,719
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	350,000	359,625
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	5,095,000	5,118,717
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	1,475,000	1,637,501
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	1,046,630
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	131,562
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,825,000	2,906,219

		11,545,973

Security Description	Principal Amount	Value (Note 2)
Computer Software — 0.1%
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	$850,000	$886,125

Computers — 0.9%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	3,420,000	4,113,568
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	2,285,000	2,712,563
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	2,820,000	3,601,629
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,600,000	2,704,650

		13,132,410

Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	100,000	110,625
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	513,750
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	775,000	809,875
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	157,500
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	565,687
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	27,375

		2,184,812

Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	180,469
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	210,940
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	281,531
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,184,722
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	188,543
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,230,659

		7,276,864

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	292,442

61

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	$1,150,000	$1,173,000

		1,465,442

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	850,000	846,005
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	404,500
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,800,000	1,774,350
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	994,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	778,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	725,000	785,483

		5,583,463

Containers-Paper/Plastic — 1.3%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	531,875
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	900,000	961,497
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	71,000	72,509
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	875,000	907,244
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,575,000	2,616,844
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,475,000	1,541,375
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	325,000	332,719
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	330,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	1,275,000	1,282,586
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	371,875
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	441,670

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	$150,000	$158,437
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,045,500
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	600,000	635,250
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	743,325
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,739,142
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,570,042

		18,282,640

Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	401,149

Data Processing/Management — 1.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	270,000	288,900
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,123,087
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	125,000	128,900
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	4,021,648
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,487,303
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,632,306
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,384,846

		15,066,990

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*	675,000	716,344

Diagnostic Equipment — 0.6%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,000,000	1,052,700
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	2,110,504

62

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	$2,525,000	$2,811,800
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,246,977

		8,221,981

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,350,000	2,540,937

Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	105,105
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	132,258
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	103,500

		340,863

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	154,688
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,600,000	1,658,000
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	2,125,000	2,172,812
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,100,000	1,095,105
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,225,000	1,257,156

		6,337,761

Diversified Banking Institutions — 8.1%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,434,158
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,770,779
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	4,298,921
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,386,124
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,610,831
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,117,298

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	$3,350,000	$3,704,292
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,899,816
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,160,865
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,329,500
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,500,907
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,255,482
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,713,199
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	7,009,018
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,536,663
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,565,601
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,972,449
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,348,374
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,663,583
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	4,006,536
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,211,341
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,078,307
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,608,089
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,681,294
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	636,710
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,718,689
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,275,556

63

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	$8,250,000	$9,439,801
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,314,041
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,925,893
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,360,720

		116,534,837

Diversified Manufacturing Operations — 0.8%
General Electric Co. Senior Notes 4.35% due 05/01/2050	895,000	1,030,870
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,725,000	1,772,438
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,501,318
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	996,700
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,365,498
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,132,773

		10,799,597

Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,461,862
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,796,397
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,916,448

		9,174,707

E-Commerce/Services — 0.4%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,207,479
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	925,000	978,187
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	450,000	474,091
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	798,250

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Services (continued)
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	$625,000	$657,394
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	450,000	474,750

		5,590,151

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,578,987
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	255,625
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	272,500
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	875,000	982,945

		4,090,057

Electric-Distribution — 0.3%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,254,274
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,637,197

		4,891,471

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,379,463
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,321,105
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	225,000	237,960
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	369,705
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	442,671
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	979,427

		5,730,331

Electric-Integrated — 2.2%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,658,797
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,496,602
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,263,019

64

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	$1,145,000	$1,421,861
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,780,031
DPL, Inc. Senior Notes 4.13% due 07/01/2025*	150,000	160,125
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	146,894
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,651,157
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,685,652
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,102,648
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	567,420
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,280,351
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,198,104
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,006,756
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,736,998
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	614,537
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	734,773

		31,505,725

Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	980,484
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	475,000	497,423
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	563,337
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	3,056,796
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	275,000	284,969

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	$450,000	$460,125
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	463,781

		6,306,915

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,616,352
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,566,484
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,727,150
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,725,000	2,672,163
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,339,005
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,403,903
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,981,329
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,119,935

		20,426,321

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	6,082,737

Energy-Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,712,019
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,955
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	563,062
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,387,500

		3,765,536

Enterprise Software/Service — 0.5%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	200,000	205,000
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	314,913

65

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.60% due 04/01/2050	$4,300,000	$4,766,242
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	825,000	819,605
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	1,125,000	1,155,937

		7,261,697

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 4.88% due 03/15/2028	475,000	471,437
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	152,438
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,425,000	1,512,281
Navient Corp. Senior Notes 6.75% due 06/25/2025	475,000	520,422
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	165,563
SLM Corp. Senior Notes 5.50% due 01/25/2023	225,000	235,747

		3,057,888

Finance-Credit Card — 0.8%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,439,332
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,914,946
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,404,919

		11,759,197

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,574,615
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	4,119,424

		5,694,039

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,891,153

Finance-Mortgage Loan/Banker — 0.3%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	475,000	475,214

Security Description	Principal Amount	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	$700,000	$709,625
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	750,000	800,625
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,550,000	1,631,375

		3,616,839

Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,419,833

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	244,375

Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,419,776

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	281,187
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	150,000	154,080
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	1,400,000	1,459,500
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	275,000	292,600

		2,187,367

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	1,495,000	1,554,396
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,635,711

		3,190,107

Food-Misc./Diversified — 1.1%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	300,000	308,571
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	1,865,000	1,862,250
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	1,077,000	1,128,692
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,432,135

66

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 4.25% due 03/01/2031	$650,000	$730,278
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	875,000	929,448
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	650,000	754,201
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	546,945
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	55,360
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	921,964
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,300,858
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	260,370
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	225,000	232,094
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	610,219
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,307,250

		15,380,635

Food-Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	325,000	327,438
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	128,188
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	2,150,000	2,123,125
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	187,038
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	284,000	293,585
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,511,835
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,628,667

Security Description	Principal Amount	Value (Note 2)
Food-Retail (continued)
Kroger Co. Senior Notes 6.90% due 04/15/2038	$940,000	$1,406,948

		9,606,824

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Senior Notes 4.75% due 02/15/2029*	550,000	552,063
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	225,000	228,330

		780,393

Gambling (Non-Hotel) — 0.3%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	550,000	577,500
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	975,000	973,079
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	225,000	236,147
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	925,000	944,425
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	1,225,000	1,226,078
Twin River Worldwide Holdings, Inc. Company Guar. Notes 6.75% due 06/01/2027*	450,000	482,625

		4,439,854

Gas-Distribution — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	110,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	357,568
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	199,004
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,090,101
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,303,924
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,993,429
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,928,094

67

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	$2,025,000	$2,352,010
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,130,397
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,272,812

		13,737,339

Hotels/Motels — 0.2%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	725,000	717,997
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.75% due 05/01/2029*	475,000	482,431
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	933,030
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	79,144
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	295,625
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 4.38% due 08/15/2028*	300,000	304,125
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	175,000	179,156

		2,991,508

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,275,000	1,147,500

Independent Power Producers — 0.4%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	950,000	923,875
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	625,000	642,969
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	252,500
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	275,000	282,563
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	438,812
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	68,000	70,210
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	125,000	127,863

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	$125,000	$130,156
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	775,000	852,500
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	516,432
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	604,112
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	235,910

		5,077,902

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	153,944
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	242,156

		396,100

Insurance Brokers — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	2,075,000	2,194,313
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	4,300,000	4,461,723
USI, Inc. Senior Notes 6.88% due 05/01/2025*	2,275,000	2,311,559

		8,967,595

Insurance-Life/Health — 0.9%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,983,499
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,160,448
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,804,499
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,290,529
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,144,769
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,153,623

		13,537,367

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,152,000

68

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	$2,870,000	$4,874,321

		8,026,321

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	717,389
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	588,816
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,640,176
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	635,796

		3,582,177

Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,675,000	1,795,399
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	325,000	329,875
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,416,250
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	484,875

		4,026,399

Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,940,017

Investment Management/Advisor Services — 0.8%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,307,502
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,194,292
NFP Corp Senior Notes 6.88% due 08/15/2028*	2,575,000	2,706,711
NFP Corp. Senior Sec. Notes 7.00% due 05/15/2025*	125,000	134,688
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,476,103
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	965,918

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services (continued)
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	$1,080,000	$1,215,515

		12,000,729

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	792,738
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,367,058

		3,159,796

Machinery-General Industrial — 0.1%
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	217,920
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	600,000	630,000
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	1,041,208

		1,889,128

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,634,201

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	616,880
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,434,066

		3,050,946

Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	236,812
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,220,531
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	236,898
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	561,750
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	724,094
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,692,000	1,742,760

		4,722,845

69

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.4%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	$3,655,000	$4,231,403
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,769,109

		6,000,512

Medical-Biomedical/Gene — 1.2%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,351,397
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,073,468
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	3,153,697
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	2,345,000	3,138,750
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	125,000	128,317
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,152,662
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,651,518

		17,649,809

Medical-Drugs — 1.8%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	3,950,000	4,337,856
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,953,549
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	955,000	982,691
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	989,797
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	625,000	693,562
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	665,940
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,038,601
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,272,335
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	786,353
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	2,600,000	2,944,228

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	$5,530,000	$7,622,354

		25,287,266

Medical-HMO — 0.6%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	1,045,949
Centene Corp. Senior Notes 3.00% due 10/15/2030	125,000	130,744
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	288,063
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,137,226
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,191,858
Centene Corp. Senior Notes 4.75% due 01/15/2025	750,000	768,833
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,950,000	2,047,500
Centene Corp. Senior Notes 5.38% due 08/15/2026*	575,000	603,031
Molina Healthcare, Inc. Senior Notes 3.88% due 11/15/2030*	150,000	160,313
Molina Healthcare, Inc. Senior Notes 4.38% due 06/15/2028*	750,000	784,162

		8,157,679

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	131,563
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	80,063
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	551,375
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,403,187
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	250,000	262,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.00% due 01/15/2029*	100,000	106,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	275,000	289,493
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	975,000	991,750

70

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	$600,000	$645,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	525,000	548,100
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,400,000	1,451,346
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,908,658
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	125,000	141,845
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	995,494
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	571,875
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	267,996
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	229,219
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	450,000	453,375
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	375,000	400,312
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,390,292
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	382,013
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	52,500
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	651,956
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	1,400,000	1,418,396
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	553,875
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	350,000	366,625
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	759,500
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	725,000	749,469

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	$75,000	$81,035

		17,835,062

Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,750,000	1,808,187

Medical-Wholesale Drug Distribution — 0.0%
AdaptHealth LLC Company Guar. Notes 4.63% due 08/01/2029*	225,000	230,344
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	292,187

		522,531

Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	2,093,092
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,526,945

		5,620,037

Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	131,475
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	350,000	370,886
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	915,977
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	266,250
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	418,125
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	525,000	653,625

		2,756,338

Multimedia — 0.2%
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,925,065

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	750,000	726,563

Networking Products — 0.0%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	675,000	706,219

71

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	$150,000	$150,965
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	338,812
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	220,000

		709,777

Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	350,000	370,125

Oil Companies-Exploration & Production — 2.3%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	550,000	521,125
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	425,000	416,500
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	100,000	102,250
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	125,000	131,902
Apache Corp. Senior Notes 4.63% due 11/15/2025	125,000	127,578
Apache Corp. Senior Notes 4.88% due 11/15/2027	275,000	282,563
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	900,000	859,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	175,000	178,099
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	546,250
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	425,000	286,888
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	300,000	222,750
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	170,500
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	374,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	564,557

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024†(4)(5)	$650,000	$37,375
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*†(4)(5)	735,000	218,203
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,478,241
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	410,000
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	900,000	974,070
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,172,062
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. Senior Notes 7.75% due 12/15/2025*	850,000	884,000
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	250,000	258,750
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	291,500
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	350,000	373,844
EQT Corp. Senior Notes 3.90% due 10/01/2027	250,000	259,688
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	163,125
EQT Corp. Senior Notes 7.88% due 02/01/2025	375,000	441,919
EQT Corp. Senior Notes 8.75% due 02/01/2030	350,000	444,500
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024†(4)(5)	175,000	134,750
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025†(4)(5)	275,000	211,750
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026†(4)(5)	250,000	192,500
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,581,842
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	500,000	482,500

72

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	$250,000	$234,375
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	300,000	289,779
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	175,000	169,750
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	699,312
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	550,000	481,250
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	747,150
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	190,688
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	448,162
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	450,000	493,447
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	125,000	137,172
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	617,375
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	395,587
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	875,000	1,098,781
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	662,174
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	204,040
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	4,015,000	3,964,759
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	394,687
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	325,000	362,375
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	440,407
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	299,845
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	125,000	131,250

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026	$400,000	$435,916
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	339,375
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	111,250
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	676,875
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	225,000	238,388
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	184,496
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	225,000	236,138
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	50,000	54,138

		32,534,022

Oil Companies-Integrated — 0.8%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,462,419
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	5,122,724
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,092,883
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,300,923

		11,978,949

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	2,014,494
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	980,688
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	225,000	231,752
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,696,362
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,155,435
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,145,594

		8,224,325

73

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	$325,000	$331,910
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	2,025,000	2,125,541
SESI LLC Company Guar. Notes 7.13% due 12/15/2021†(4)(5)	325,000	128,375
SESI LLC Company Guar. Notes 7.75% due 09/15/2024†(4)(5)	1,300,000	507,000
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,450,000	1,515,540
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	975,000	1,040,656

		5,649,022

Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	150,000	155,205
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,254,938

		1,410,143

Pharmacy Services — 1.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,389,163
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,632,133
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,939,895
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,274,985
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,864,328
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,574,367
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,650,080
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	282,154	310,019

		19,634,970

Security Description	Principal Amount	Value (Note 2)
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	$1,125,000	$1,127,025
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	775,000	772,917
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	1,125,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	725,000	775,841
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	375,000
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,989,331
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,116,140
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	250,000	253,231
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	450,000	464,814
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	482,409
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,650,000	1,693,312
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	364,875
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	350,000	364,949
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,383,750
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,367,274
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,692,649
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,654,611
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	3,170,149
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,661,513

74

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	$475,000	$459,800
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	131,445
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,150,000	1,110,187
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	983,953
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	339,973
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	600,000	648,060
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	525,000	505,312
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	725,000	752,405
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	478,420
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,243,104
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	737,471
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,830,452
MPLX LP Senior Notes 4.25% due 12/01/2027	850,000	976,519
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,521,169
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,669,596
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,182,386
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,522,500
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	100,000	105,250
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	159,375
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	100,000	110,250

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	$2,650,000	$2,748,640
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	3,217,773
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	366,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	800,000	768,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	626,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.00% due 01/15/2032*	325,000	321,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	175,000	183,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	851,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	150,000	154,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	645,912
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	925,000	983,386
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	1,152,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	80,625
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,437,001
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,559,790
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	402,000
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	256,305
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	325,000	341,250

75

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	$300,000	$314,625
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	362,250
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	132,188
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030	250,000	275,000
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,700,000	1,742,500
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	198,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,421,060

		75,844,548

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	934,250

Publishing-Newspapers — 0.2%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028*	400,000	405,500
TEGNA, Inc. Company Guar. Notes 4.75% due 03/15/2026*	175,000	185,500
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,430,839
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	147,000	149,572

		2,171,411

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,164,375
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	482,625

		1,647,000

Radio — 0.2%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	411,000	417,165
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	700,000	717,500
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	1,100,000	1,113,750

Security Description	Principal Amount	Value (Note 2)
Radio (continued)
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	$350,000	$361,375
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	225,000	229,153

		2,838,943

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,700,357
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,433,544
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,703,544
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	3,078,645
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,518,946
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,472,224
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	4,015,537
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,929,294
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,887,195
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	3,035,484
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	512,552
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,961,577
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	101,687
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	398,437
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	159,000

76

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	$150,000	$161,682
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,482,313
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,770,566
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,715,973
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,057,217
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,201,753
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,380,655
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,886
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	76,125
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	182,224
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	387,881
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	504,687
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	2,017,937
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,088,516

		47,986,438

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	325,000	353,503

Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	936,002
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,728,698
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	210,268

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	$200,000	$209,060
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	158,250
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	932,969
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	267,153
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	421,480

		8,863,880

Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	498,156
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	398,438

		896,594

Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	775,000	782,983
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	269,375

		1,052,358

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	850,000	910,945

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,881,527
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,794,739
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,072,321
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,282,401

		9,030,988

Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,232,203

Retail-Building Products — 0.1%
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	1,000,000	1,035,400

77

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(1)	$300,000	$303,375

		1,338,775

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,742,300

Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,800,000	2,766,288

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (6 ML+5.00%) due 07/15/2025*	401,623	379,534

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	632,825
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	252,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,094,625

		1,979,950

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	735,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	363,125
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	268,350
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	109,761

		1,476,236

Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	400,000	421,500

Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	2,175,000	2,283,750

Security Description	Principal Amount	Value (Note 2)
Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	$675,000	$723,060
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,775,000	3,024,750
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	159,375

		3,907,185

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,022,280

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,878,449

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,768,599

Software Tools — 0.1%
BY Crown Parent LLC Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,643,623

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	578,462
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	5,638,039

		6,216,501

Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,486,942
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,291,990

		10,778,932

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,376,324

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,268,454
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	6,999,000	6,978,818
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,870,419

78

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	$4,261,000	$4,222,172
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	875,000	883,754
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,851,910
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,382,654
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,998,973
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	375,000	482,412
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,490,848
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,693,275

		37,123,689

Television — 0.9%
AMC Networks, Inc. Company Guar. Notes 4.25% due 02/15/2029	925,000	923,844
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	180,250
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,650,000	1,676,202
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	3,126,536
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	125,000	124,687
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,296,875
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	355,209
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	225,000
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	275,000	277,750
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	675,000	708,750
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	378,750
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	125,000	128,826

Security Description	Principal Amount	Value (Note 2)
Television (continued)
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	$1,950,000	$1,998,750
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,187,932

		12,589,361

Tobacco — 0.8%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,741,904
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	6,124,248

		10,866,152

Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	575,000	581,871

Transport-Rail — 0.7%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,191,108
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	2,024,143
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,381,110
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	725,000	777,563

		9,373,924

Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,338,640
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,495,839
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,595,722

		6,430,201

Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,286,128
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,666,323
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,990,250

		8,942,701

Total U.S. Corporate Bonds & Notes (cost $1,093,728,138)		1,198,062,864

79

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	$775,000	$816,440

Airlines — 0.0%
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	100,000	103,688

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,075,000	1,088,115
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	50,000	53,266
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	309,375
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	985,625
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	875,000	905,625
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(1)	550,000	583,861
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(1)	375,000	412,500
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	159,748
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,350,000	2,488,650

		6,986,765

Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	5,141,638

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,435,389

Cable/Satellite TV — 1.2%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	980,834
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,514,756
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,063,100
Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	800,000	823,000

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	$200,000	$207,100
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	417,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	215,614
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	1,050,000	1,097,250
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	234,655
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	875,000	916,562
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,034,000	1,084,470

		16,554,341

Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,150,000	2,253,222
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	324,256
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,674,379

		4,251,857

Chemicals-Diversified — 0.0%
INEOS Quattro Finance 2 PLC Senior Sec. Notes 3.38% due 01/15/2026*	200,000	200,750

Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(1)	253,161	255,693
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,225,000	1,243,375
Nouryon Holding BV Senior Notes 8.00% due 10/01/2026*	1,625,000	1,725,262

		3,224,330

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	157,350

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	436,687

80

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	$2,340,000	$2,757,971

Computers-Memory Devices — 0.1%
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	625,000	605,500
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*	525,000	511,875

		1,117,375

Containers-Metal/Glass — 0.4%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	1,825,000	1,907,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,100,000	1,143,175
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	325,000	337,756
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	975,000	1,004,250
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,000,000	1,054,325
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	800,000	868,000

		6,314,631

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	350,000	339,629

Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,783,625
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,656,345

		6,439,970

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	4,038,184
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,429,989

		10,468,173

Security Description	Principal Amount	Value (Note 2)
Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	$700,000	$686,700

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,103,953

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,782,933
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,209,559
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,527,111

		7,519,603

Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,202,301

Electronic Components-Semiconductors — 0.4%
ams AG Senior Notes 7.00% due 07/31/2025*	850,000	932,875
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,840,080
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	425,000	438,953

		5,211,908

Electronic Security Devices — 0.3%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,742,166

Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	300,000	306,750

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,802,310
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	2,650,000	2,996,113
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	785,379

		5,583,802

81

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	$1,230,000	$1,274,883
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,317,638

		4,592,521

Gambling (Non-Hotel) — 0.2%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	2,425,000	2,543,219

Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(1)	851,283	921,514

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	900,481

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	6,007,788

Machinery-General Industrial — 0.0%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	575,000	620,281

Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,466,665
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,440,885
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,229,120
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	643,938
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	175,000	179,140
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	100,000	103,256
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	1,300,000	1,339,351
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	386,138
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	349,781
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,925,000	1,972,547

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	$725,000	$780,281
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	459,788
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	724,750
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	1,077,000	912,757
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	488,000	557,540
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*†(4)(5)	1,675,000	670,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*†(4)(5)	1,350,000	553,500
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,673,558
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	823,275

		20,266,270

Metal-Copper — 0.1%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	975,000	1,014,926

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	625,000	506,594
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	250,000	195,000
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	218,391
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	550,000	548,109
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	800,000	436,000

		1,904,094

Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,297,041
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,245,498

82

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	$1,550,000	$2,169,247

		10,711,786

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,877,001
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,755,084

		5,632,085

Retail-Restaurants — 0.3%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	75,000	74,859
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	3,450,000	3,437,062
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	375,000	381,593
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	255,000

		4,148,514

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(4)(5)	550,000	382,250
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(4)(5)	550,000	397,375
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(4)(5)	200,000	145,000

		924,625

Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	575,000	583,625
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,872,000	2,054,520

		2,638,145

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,495,135

Telephone-Integrated — 0.6%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,635,641
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,930,046

Security Description	Principal Amount/ Shares	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	$1,930,000	$2,550,671
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,318,470

		8,434,828

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,400,517

Total Foreign Corporate Bonds & Notes (cost $157,572,499)		172,260,896

COMMON STOCKS — 0.1%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	20,415	266,620

Oil Companies-Exploration & Production — 0.1%
Whiting Petroleum Corp.†	17,676	359,530
Oasis Petroleum, Inc.†	13,141	492,393

		851,923

Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	45,957	330,433

Total Common Stocks (cost $2,972,803)		1,448,976

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Diversified Banking Institutions — 0.3%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,496,118

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,920,000

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,325,000

Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	6,246,723

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,525,761
USF&G Capital III 8.31% due 07/01/2046*	250,000	398,544

		1,924,305

Total Preferred Securities/Capital Securities (cost $15,802,081)		18,912,146

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)	30,000	300
Ultra Resources, Inc. Escrow Notes 7.13% due 04/15/2025†(2)	350,000	0

Total Escrows and Litigation Trusts (cost $1,211,640)		300

TOTAL INVESTMENTS (cost $1,271,287,161)(6)	97.0%	1,390,685,182
Other assets less liabilities	3.0	43,238,607

NET ASSETS	100.0%	$1,433,923,789

83

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

@	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $390,282,322 representing 27.2% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Perpetual maturity—maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.
(6)	See Note 3 for cost of investments on a tax basis.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD Libor

6 ML – 6 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

435	Long	U.S. Treasury Long Bonds	March 2021	$76,295,900	$73,392,656	$(2,903,244)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,198,062,864	$—	$1,198,062,864
Foreign Corporate Bonds & Notes	—	172,260,896	—	172,260,896
Common Stocks	1,448,976	—	—	1,448,976
Preferred Securities/Capital Securities	—	18,912,146	—	18,912,146
Escrows and Litigation Trusts	—	—	300	300

Total Investments at Value	$1,448,976	$1,389,235,906	$300	$1,390,685,182

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$2,903,244	$—	$—	$2,903,244

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

84

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021

Industry Allocation*

E-Commerce/Products	5.2%
Electronic Components-Semiconductors	4.2
Electric-Integrated	3.9
Semiconductor Components-Integrated Circuits	2.8
Semiconductor Equipment	2.7
Commercial Services-Finance	2.7
Internet Content-Information/News	2.7
Textile-Apparel	2.4
Enterprise Software/Service	2.3
Beverages-Wine/Spirits	2.2
Transport-Rail	2.1
Food-Misc./Diversified	2.1
Aerospace/Defense-Equipment	2.1
Industrial Gases	2.0
Private Equity	2.0
Industrial Automated/Robotic	2.0
Building-Heavy Construction	1.9
Electric-Generation	1.9
Machinery-General Industrial	1.9
Web Portals/ISP	1.9
Banks-Commercial	1.8
Building & Construction Products-Misc.	1.8
Applications Software	1.8
Commercial Services	1.8
Computer Services	1.8
Finance-Credit Card	1.7
Internet Content-Entertainment	1.7
E-Commerce/Services	1.7
Insurance-Life/Health	1.4
Computer Aided Design	1.4
Audio/Video Products	1.2
Cosmetics & Toiletries	1.1
Exchange-Traded Funds	1.1
Human Resources	1.1
Medical Labs & Testing Services	1.0
Electronic Components-Misc.	1.0
Schools	1.0
Real Estate Management/Services	1.0
Finance-Other Services	1.0
Machine Tools & Related Products	1.0
Rental Auto/Equipment	1.0
Apparel Manufacturers	1.0
Transport-Services	1.0
Computers-Periphery Equipment	1.0
Petrochemicals	0.9
Retail-Discount	0.9
Medical-Drugs	0.9
Auto-Cars/Light Trucks	0.9
Distribution/Wholesale	0.9
Gambling (Non-Hotel)	0.9
Diagnostic Equipment	0.9
Tobacco	0.9
Multimedia	0.9
Publishing-Periodicals	0.9
Wireless Equipment	0.9
Airport Development/Maintenance	0.9
Telecommunication Equipment	0.9
Non-Hazardous Waste Disposal	0.9
Food-Retail	0.8
Electronic Forms	0.8
Insurance Brokers	0.8

Cable/Satellite TV	0.8%
Entertainment Software	0.8

99.0%

Country Allocation*

France	11.3%
United States	10.8
Cayman Islands	10.6
Germany	6.5
Japan	6.3
Switzerland	6.0
Canada	5.9
Netherlands	5.5
South Korea	5.1
United Kingdom	4.6
Ireland	4.3
Spain	3.9
Taiwan	2.8
Sweden	2.8
Hong Kong	2.4
Denmark	2.0
Italy	1.1
Brazil	0.9
Indonesia	0.9
Jersey	0.9
Portugal	0.9
Bermuda	0.9
India	0.9
Israel	0.9
Luxembourg	0.8

99.0%

*	Calculated as a percentage of net assets

85

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Bermuda — 0.9%
IHS Markit, Ltd.	36,200	$3,152,296

Brazil — 0.9%
Magazine Luiza SA	710,200	3,280,103

Canada — 5.9%
Brookfield Asset Management, Inc., Class A	94,788	3,681,565
Canadian National Railway Co.	38,816	3,931,533
Canadian Pacific Railway, Ltd.	10,646	3,576,890
Constellation Software, Inc.	2,703	3,292,809
Thomson Reuters Corp.	38,700	3,155,620
Topicus.com, Inc.†(1)	4,841	37,191
Waste Connections, Inc.	29,956	2,951,209

		20,626,817

Cayman Islands — 10.6%
Alibaba Group Holding, Ltd. ADR†	37,953	9,633,610
JD.com, Inc. ADR†	44,400	3,937,836
Meituan, Class B†	107,100	4,885,042
New Oriental Education & Technology Group, Inc. ADR†	20,700	3,467,250
Sea, Ltd. ADR†	12,600	2,730,546
Shenzhou International Group Holdings, Ltd.	164,086	3,244,793
Tencent Holdings, Ltd.	106,548	9,327,539

		37,226,616

Denmark — 2.0%
DSV PANALPINA A/S	21,673	3,380,015
Orsted A/S*	19,400	3,666,088

		7,046,103

France — 11.3%
Air Liquide SA	24,550	4,011,815
Dassault Systemes SE	16,613	3,321,375
Edenred	51,791	2,811,482
Hermes International	3,318	3,388,970
L’Oreal SA	11,411	3,999,832
LVMH Moet Hennessy Louis Vuitton SE	8,955	5,406,968
Pernod Ricard SA	18,700	3,529,327
Safran SA†	27,200	3,430,224
Teleperformance	9,445	3,097,038
Vinci SA	38,300	3,553,652
Worldline SA†*	37,200	3,158,715

		39,709,398

Germany — 6.5%
Delivery Hero SE†*	19,950	3,036,350
HelloFresh SE†	35,385	2,991,921
Infineon Technologies AG	92,900	3,736,226
Merck KGaA	19,470	3,253,702
Nemetschek SE	44,700	3,158,061
RWE AG	73,300	3,154,289
Vonovia SE	51,521	3,450,471

		22,781,020

Hong Kong — 2.4%
AIA Group, Ltd.	394,256	4,830,588
Techtronic Industries Co., Ltd.	228,000	3,418,597

		8,249,185

Security Description	Shares	Value (Note 2)
India — 0.9%
HDFC Bank, Ltd. ADR†	43,570	$3,141,397

Indonesia — 0.9%
Bank Central Asia Tbk PT	1,357,980	3,274,679

Ireland — 4.3%
Accenture PLC, Class A	12,300	2,975,616
Aon PLC, Class A	14,200	2,884,020
Flutter Entertainment PLC†	17,313	3,215,020
Kingspan Group PLC†	43,700	2,965,343
Linde PLC	12,362	3,033,635

		15,073,634

Israel — 0.9%
NICE, Ltd., ADR†	11,693	3,055,147

Italy — 1.1%
Enel SpA	398,500	3,956,980

Japan — 6.3%
Hoya Corp.	27,369	3,500,048
Keyence Corp.	6,900	3,711,795
Recruit Holdings Co., Ltd.	84,800	3,694,746
SMC Corp.	5,200	3,156,099
Sony Corp.	45,500	4,354,103
Tokyo Electron, Ltd.	9,500	3,623,577

		22,040,368

Jersey — 0.9%
Ferguson PLC	27,720	3,225,133

Luxembourg — 0.8%
Spotify Technology SA†	9,300	2,929,500

Netherlands — 5.5%
Airbus SE†	36,260	3,652,977
ASML Holding NV	11,314	6,023,851
Ferrari NV	15,544	3,245,639
Wolters Kluwer NV	37,869	3,143,124
Yandex NV, Class A†	51,000	3,194,640

		19,260,231

Portugal — 0.9%
EDP—Energias de Portugal SA	515,704	3,222,980

South Korea — 5.1%
LG Chem, Ltd.	4,080	3,326,011
NAVER Corp.	10,990	3,371,264
Samsung Electronics Co., Ltd.	111,360	8,127,265
Samsung SDI Co., Ltd.	4,790	3,121,041

		17,945,581

Spain — 3.9%
Aena SME SA†*	20,113	3,085,357
Amadeus IT Group SA	52,900	3,348,603
Cellnex Telecom SA*	56,774	3,326,372
Iberdrola SA	292,773	3,970,508

		13,730,840

Sweden — 2.8%
Atlas Copco AB, Class A	63,700	3,467,452
Hexagon AB, Class B	36,024	3,152,063
Swedish Match AB	41,100	3,168,641

		9,788,156

Switzerland — 6.0%
Logitech International SA	32,071	3,344,216
Lonza Group AG	5,632	3,602,724

86

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	65,107	$7,293,716
Partners Group Holding AG	2,709	3,204,222
Sika AG	12,661	3,443,298

		20,888,176

Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	469,000	9,902,870

United Kingdom — 4.6%
Ashtead Group PLC	67,200	3,395,968
Atlassian Corp. PLC, Class A†	8,086	1,868,917
AVEVA Group PLC	63,877	3,180,166
Diageo PLC	103,400	4,172,684
London Stock Exchange Group PLC	28,831	3,428,283

		16,046,018

United States — 9.7%
Adobe, Inc.†	6,300	2,890,251
Autodesk, Inc.†	4,982	1,382,156
Charter Communications, Inc., Class A†	4,700	2,855,532
Mastercard, Inc., Class A	9,845	3,113,875
MercadoLibre, Inc.†	1,500	2,669,265
Microsoft Corp.	13,500	3,131,460
Moody’s Corp.	11,800	3,141,868
Netflix, Inc.†	5,600	2,981,384
NextEra Energy, Inc.	36,696	2,967,606
NVIDIA Corp.	5,600	2,909,704
Thermo Fisher Scientific, Inc.	6,300	3,211,110
Visa, Inc., Class A	14,930	2,885,221

		34,139,432

Total Common Stocks (cost $276,895,697)		343,692,660

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.1%
United States — 1.1%
iShares MSCI India ETF (cost $2,483,794)	99,313	$3,887,111

TOTAL INVESTMENTS (cost $279,379,491)(2)	99.0%	347,579,771
Other assets less liabilities	1.0	3,372,902

NET ASSETS	100.0%	$350,952,673

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $16,272,882 representing 4.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$20,589,626	$—		$37,191	$20,626,817
Other countries	83,423,945	239,641,898	**	—	323,065,843
Exchanged-Traded Funds	3,887,111	—		—	3,887,111

Total Investments at Value	$107,900,682	$239,641,898		$37,191	$347,579,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

87

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	96.9%
Real Estate Management/Services	2.1
Casino Services	0.7

99.7%

*	Calculated as a percentage of net assets

88

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Casino Services — 0.7%
Caesars Entertainment, Inc.†	29,700	$2,090,583

Real Estate Investment Trusts — 96.9%
Alexandria Real Estate Equities, Inc.	66,600	11,129,526
American Tower Corp.	23,400	5,320,224
Americold Realty Trust	199,900	6,978,509
CareTrust REIT, Inc.	239,000	5,367,940
Clipper Realty, Inc.	165,118	1,157,477
CubeSmart	474,700	16,538,548
Digital Realty Trust, Inc.	136,800	19,692,360
Douglas Emmett, Inc.	281,600	7,803,136
Equinix, Inc.	27,400	20,274,904
Equity LifeStyle Properties, Inc.	149,592	9,101,177
Essex Property Trust, Inc.	49,713	11,911,732
Extra Space Storage, Inc.	54,600	6,212,934
Four Corners Property Trust, Inc.	322,100	8,490,556
Healthcare Realty Trust, Inc.	217,100	6,515,171
Invitation Homes, Inc.	370,400	10,919,392
Iron Mountain, Inc.	111,300	3,747,471
Lamar Advertising Co., Class A	75,400	6,090,812
Lexington Realty Trust	240,400	2,464,100
Mid-America Apartment Communities, Inc.	91,500	12,146,625
National Retail Properties, Inc.	223,000	8,697,000

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Prologis, Inc.	310,358	$32,028,946
RLJ Lodging Trust	803,376	10,371,584
Sunstone Hotel Investors, Inc.	75,600	808,920
Terreno Realty Corp.	99,480	5,628,578
UDR, Inc.	248,700	9,562,515
Ventas, Inc.	241,945	11,146,406
VICI Properties, Inc.	567,000	14,333,760
Welltower, Inc.	109,664	6,645,639

		271,085,942

Real Estate Management/Services — 2.1%
CBRE Group, Inc., Class A†	94,300	5,750,414

TOTAL INVESTMENTS (cost $246,554,229)(1)	99.7%	278,926,939
Other assets less liabilities	0.3	879,268

NET ASSETS	100.0%	$279,806,207

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$278,926,939	$—	$—	$278,926,939

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	37.9%
United States Treasury Bonds	12.0
Diversified Banking Institutions	5.0
Exchange-Traded Funds	3.7
Federal Home Loan Bank	3.2
Pipelines	3.0
Electric-Integrated	2.1
Cable/Satellite TV	1.7
Oil Companies-Integrated	1.6
Banks-Commercial	1.6
Medical-Drugs	1.5
E-Commerce/Products	1.4
Medical-HMO	1.3
Oil-Field Services	1.2
Retail-Discount	1.1
Telephone-Integrated	1.0
Finance-Credit Card	0.9
Enterprise Software/Service	0.9
Real Estate Investment Trusts	0.9
Banks-Super Regional	0.8
Pharmacy Services	0.8
Brewery	0.8
Computers	0.8
Transport-Rail	0.8
Multimedia	0.7
Banks-Fiduciary	0.7
Retail-Building Products	0.7
Chemicals-Diversified	0.6
Medical-Biomedical/Gene	0.6
Insurance-Multi-line	0.5
Auto-Cars/Light Trucks	0.4
Gas-Distribution	0.4
Aerospace/Defense	0.4
Toys	0.4
Auto/Truck Parts & Equipment-Original	0.4
Finance-Other Services	0.3
Food-Meat Products	0.3
Federal Home Loan Mtg. Corp.	0.3
Metal-Iron	0.3
Television	0.3
Transport-Services	0.3
Oil Companies-Exploration & Production	0.3
Retail-Drug Store	0.3
Tennessee Valley Authority	0.3
Repurchase Agreements	0.3
Medical-Generic Drugs	0.2
Tobacco	0.2
Investment Management/Advisor Services	0.2
Cellular Telecom	0.2
Applications Software	0.2
Computer Services	0.2
Oil Refining & Marketing	0.2
Banks-Money Center	0.2
Diversified Financial Services	0.2
Commercial Services-Finance	0.2
Medical Labs & Testing Services	0.2
Data Processing/Management	0.2
Medical Products	0.2
Metal-Copper	0.2
Hotels/Motels	0.2
Electronic Components-Semiconductors	0.2

Diversified Manufacturing Operations	0.2%
Finance-Leasing Companies	0.2
Medical Instruments	0.2
Beverages-Non-alcoholic	0.1
Drug Delivery Systems	0.1
Auto-Heavy Duty Trucks	0.1
Food-Misc./Diversified	0.1
Machinery-Construction & Mining	0.1
Networking Products	0.1

99.2%

Credit Quality#†

Aaa	56.8%
Aa	3.3
A	17.7
Baa	19.1
Ba	1.3
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 36.1%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,352,029

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,270,362

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,349,979
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,146,074

		2,496,053

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	818,268

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,093,696

Banks-Commercial — 1.4%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,006,931
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,175,624
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,700,270
Truist Financial Corp. Senior Notes 2.90% due 03/03/2021	2,000,000	2,000,152

		7,882,977

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,100,139
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	1,009,058
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	950,170

		4,059,367

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,118,788
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,225,471

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	$1,311,000	$1,557,260

		4,901,519

Beverages-Non-alcoholic — 0.1%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	881,073

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,233,102
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,246,630
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	2,043,578

		4,523,310

Cable/Satellite TV — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,365,936
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,454,192
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,297,313
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,350,037
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,389,577

		9,857,055

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,326,993
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,367,489

		3,694,482

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,158,041

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,237,148

91

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	$2,000,000	$2,048,029
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	2,000,000	2,405,595

		4,453,624

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,125,812

Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,057,577
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,278,127
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,221,472
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,070,667
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,293,527
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	976,812
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,096,078
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,307,755
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,182,696
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,773,705
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,310,064
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,509,453
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,634,342

		25,712,275

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	1,039,575

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	852,321

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	$3,000,000	$3,238,338
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,350,449
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,167,873

		5,756,660

Electric-Integrated — 2.1%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,147,533
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,102,262
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,447,321
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,311,851
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	240,431
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	1,057,790
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,955,311
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,763,108
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,025,747

		12,051,354

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,042,918

Enterprise Software/Service — 0.9%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,032,364
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,049,644
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,254,405

		5,336,413

Finance-Credit Card — 0.9%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,062,174

92

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	$500,000	$542,643
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,217,752
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	699,022

		5,521,591

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	742,065
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,291,967

		2,034,032

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,978,667

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	780,512

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,131,495
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,305,832

		2,437,327

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,055,655

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,477,434

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,303,994

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	607,110

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	961,233

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,135,006

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	$1,000,000	$1,089,293

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,068,990
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,404,091

		3,473,081

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	3,317,664
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,353,317
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	876,820
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	1,077,688

		6,625,489

Medical-HMO — 1.3%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	2,061,606
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,338,468
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,950,822

		7,350,896

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	1,064,890

Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,887,745
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,258,175

		4,145,920

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	523,146

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	281,358
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	204,456

93

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	$1,000,000	$1,087,891

		1,573,705

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,501,664
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,046,780

		4,548,444

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	282,928
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	671,704
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	278,649

		1,233,281

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,041,546
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,337,754
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	717,412

		4,096,712

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,188,322
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	1,030,190
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,137,447
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,299,825

		4,655,784

Pipelines — 2.4%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,006,910
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,942,080
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,242,562

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	$1,000,000	$1,330,349
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	417,041
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,279,508
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,275,759
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,031,004
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,142,314
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,097,872

		13,765,399

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,420,487
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,354,971
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,329,462

		5,104,920

Retail-Building Products — 0.7%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,059,208
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	916,086
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	834,706

		3,810,000

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,324,191
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,345,541
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,336,027
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,413,502

		6,419,261

94

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	$1,391,000	$1,542,620

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,193,845
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,165,433
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	1,014,077
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,748,998

		6,122,353

Television — 0.3%
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,763,399

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,356,813

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,233,341

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,439,029

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,645,869

Total U.S. Corporate Bonds & Notes (cost $194,330,671)		210,472,538

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	1,045,500

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,412,514

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,214,998

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,273,712

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	$1,000,000	$1,156,880
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,129,798
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,203,397

		3,490,075

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,169,089

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,177,129
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,201,160

		2,378,289

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,005,775

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,051,642

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	263,625
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,111,400

		1,375,025

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,841,250

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,245,718
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,511,121
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,054,396

		4,811,235

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,703,095

95

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	$1,500,000	$1,619,845
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	2,065,968

		3,685,813

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	972,808

Total Foreign Corporate Bonds & Notes (cost $28,939,479)		30,430,820

U.S. GOVERNMENT AGENCIES — 3.8%
Federal Home Loan Bank — 3.2%
1.13% due 07/14/2021	1,000,000	1,004,689
1.50% due 08/15/2024	1,500,000	1,566,495
1.88% due 06/11/2021	2,000,000	2,012,673
1.88% due 11/29/2021	1,500,000	1,522,093
2.00% due 09/09/2022	1,000,000	1,030,323
2.50% due 12/09/2022	1,000,000	1,044,751
2.63% due 12/10/2021	2,000,000	2,042,671
2.88% due 09/13/2024	1,000,000	1,093,653
3.00% due 10/12/2021	2,000,000	2,040,596
3.63% due 06/11/2021	2,000,000	2,025,504
5.50% due 07/15/2036	2,000,000	3,048,218

		18,431,666

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,944,442

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,494,422

Total U.S. Government Agencies (cost $20,436,444)		21,870,530

U.S. GOVERNMENT TREASURIES — 49.9%
United States Treasury Bonds — 12.0%
2.25% due 08/15/2046	2,452,000	2,678,140
2.25% due 08/15/2049	3,000,000	3,279,961
2.50% due 02/15/2046	2,692,000	3,080,342
2.50% due 05/15/2046	652,000	745,700
2.75% due 08/15/2042	2,000,000	2,384,687
2.75% due 11/15/2042	3,300,000	3,934,219
2.75% due 08/15/2047	2,000,000	2,399,766
2.75% due 11/15/2047	3,000,000	3,602,695
2.88% due 05/15/2043	2,589,000	3,149,680
2.88% due 08/15/2045	1,027,000	1,253,662
2.88% due 11/15/2046	744,000	910,761
3.00% due 11/15/2044	1,275,000	1,585,283
3.00% due 05/15/2045	1,150,000	1,432,154
3.00% due 11/15/2045	1,037,000	1,294,306
3.00% due 05/15/2047	1,500,000	1,880,742
3.00% due 02/15/2048	2,000,000	2,513,437
3.00% due 08/15/2048	2,000,000	2,517,422
3.00% due 02/15/2049	3,000,000	3,785,742
3.13% due 02/15/2043	1,428,000	1,804,523
3.13% due 08/15/2044	1,351,000	1,712,498
3.13% due 05/15/2048	2,000,000	2,570,156
3.38% due 05/15/2044	1,498,000	1,970,748
3.63% due 08/15/2043	1,535,000	2,088,320

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
3.63% due 02/15/2044	$1,567,000	$2,136,139
3.75% due 11/15/2043	1,685,000	2,335,568
4.38% due 11/15/2039	1,000,000	1,464,063
4.63% due 02/15/2040	2,015,000	3,038,400
4.75% due 02/15/2041	1,751,000	2,704,679
5.38% due 02/15/2031	2,000,000	2,827,812
5.50% due 08/15/2028	2,000,000	2,685,156

		69,766,761

United States Treasury Notes — 37.9%
0.13% due 04/30/2022	2,000,000	2,000,313
0.13% due 05/31/2022	2,000,000	2,000,469
0.13% due 06/30/2022	2,000,000	2,000,469
0.13% due 05/15/2023	2,000,000	1,999,219
0.13% due 09/15/2023	2,000,000	1,998,203
0.25% due 04/15/2023	2,000,000	2,004,922
0.25% due 06/15/2023	2,000,000	2,005,000
0.25% due 11/15/2023	2,000,000	2,004,531
0.25% due 05/31/2025	2,000,000	1,991,172
0.25% due 06/30/2025	2,000,000	1,989,922
0.25% due 07/31/2025	2,000,000	1,988,672
0.25% due 08/31/2025	1,000,000	993,750
0.38% due 04/30/2025	1,000,000	1,001,367
0.50% due 03/15/2023	2,000,000	2,015,391
0.50% due 03/31/2025	2,000,000	2,013,984
0.50% due 04/30/2027	3,000,000	2,971,992
0.50% due 05/31/2027	2,000,000	1,978,906
0.50% due 06/30/2027	2,000,000	1,977,031
0.50% due 10/31/2027	2,000,000	1,968,203
0.63% due 05/15/2030	2,000,000	1,924,688
1.25% due 07/31/2023	1,500,000	1,540,898
1.25% due 08/31/2024	2,000,000	2,070,391
1.38% due 06/30/2023	1,500,000	1,544,180
1.38% due 08/31/2023	1,500,000	1,547,109
1.38% due 08/31/2026	1,500,000	1,568,496
1.50% due 01/31/2022	2,000,000	2,027,813
1.50% due 08/15/2022	2,000,000	2,042,734
1.50% due 03/31/2023	2,000,000	2,058,750
1.50% due 09/30/2024	2,000,000	2,089,453
1.50% due 10/31/2024	2,000,000	2,090,703
1.50% due 11/30/2024	2,000,000	2,091,797
1.50% due 08/15/2026	2,181,000	2,294,906
1.63% due 08/15/2022	3,000,000	3,069,961
1.63% due 08/31/2022	1,300,000	1,330,824
1.63% due 11/15/2022	1,500,000	1,540,195
1.63% due 04/30/2023	1,500,000	1,549,746
1.63% due 05/31/2023	1,500,000	1,551,445
1.63% due 02/15/2026	2,186,000	2,313,317
1.63% due 05/15/2026	2,233,000	2,364,276
1.63% due 09/30/2026	1,000,000	1,059,414
1.63% due 08/15/2029	2,300,000	2,426,949
1.75% due 02/28/2022	2,500,000	2,543,945
1.75% due 05/15/2022	3,000,000	3,063,164
1.75% due 05/31/2022	2,000,000	2,043,281
1.75% due 06/15/2022	1,000,000	1,022,305
1.75% due 06/30/2022	2,000,000	2,046,250
1.75% due 09/30/2022	2,000,000	2,054,141
1.75% due 01/31/2023	2,000,000	2,064,688
1.75% due 05/15/2023	1,500,000	1,554,844
1.75% due 07/31/2024	2,000,000	2,104,609
1.75% due 12/31/2026	1,070,000	1,141,932
1.88% due 01/31/2022	2,000,000	2,035,156
1.88% due 04/30/2022	2,000,000	2,043,828

96

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States Treasury Notes (continued)
1.88% due 07/31/2022	$2,000,000	$2,052,578
1.88% due 08/31/2022	2,000,000	2,055,313
1.88% due 09/30/2022	2,000,000	2,058,281
1.88% due 10/31/2022	2,000,000	2,061,250
1.88% due 08/31/2024	2,000,000	2,115,078
1.88% due 06/30/2026	1,000,000	1,072,617
1.88% due 07/31/2026	2,000,000	2,145,938
2.00% due 02/15/2022	1,300,000	1,325,543
2.00% due 07/31/2022	1,000,000	1,028,125
2.00% due 10/31/2022	3,500,000	3,614,297
2.00% due 11/30/2022	2,000,000	2,068,594
2.00% due 02/15/2023	2,000,000	2,075,703
2.00% due 05/31/2024	2,000,000	2,117,500
2.00% due 06/30/2024	3,000,000	3,179,648
2.00% due 02/15/2025	1,332,000	1,422,170
2.00% due 08/15/2025	3,217,000	3,452,495
2.00% due 11/15/2026	2,455,000	2,653,702
2.13% due 12/31/2021	1,000,000	1,018,359
2.13% due 12/31/2022	2,000,000	2,076,172
2.13% due 03/31/2024	3,500,000	3,710,820
2.13% due 09/30/2024	2,000,000	2,135,000
2.13% due 11/30/2024	2,000,000	2,139,531
2.13% due 05/15/2025	2,820,000	3,033,373
2.25% due 10/31/2024	3,000,000	3,220,078
2.25% due 11/15/2024	1,352,000	1,452,027
2.25% due 12/31/2024	1,000,000	1,075,938
2.25% due 11/15/2025	2,742,000	2,980,640
2.25% due 03/31/2026	3,000,000	3,271,992
2.25% due 02/15/2027	2,000,000	2,193,906
2.25% due 08/15/2027	2,000,000	2,199,375
2.25% due 11/15/2027	3,000,000	3,300,117
2.38% due 08/15/2024	1,221,000	1,312,766
2.38% due 04/30/2026	1,000,000	1,097,813
2.38% due 05/15/2027	1,000,000	1,106,602
2.38% due 05/15/2029	2,500,000	2,788,477
2.50% due 02/15/2022	2,000,000	2,049,609
2.50% due 03/31/2023	2,000,000	2,102,188
2.50% due 08/15/2023	1,000,000	1,059,492
2.50% due 01/31/2024	1,400,000	1,496,523
2.50% due 05/15/2024	1,220,000	1,311,214
2.50% due 01/31/2025	3,000,000	3,261,563
2.63% due 07/15/2021	2,000,000	2,023,047
2.63% due 12/31/2023	2,000,000	2,141,719
2.63% due 02/15/2029	2,700,000	3,061,652
2.75% due 04/30/2023	1,900,000	2,010,957
2.75% due 07/31/2023	2,000,000	2,129,453
2.75% due 08/31/2023	1,000,000	1,066,680
2.75% due 02/28/2025	2,000,000	2,197,188
2.75% due 08/31/2025	1,000,000	1,106,953
2.75% due 02/15/2028	2,000,000	2,271,484
2.88% due 11/15/2021	1,500,000	1,532,578
2.88% due 04/30/2025	2,000,000	2,213,359
2.88% due 05/15/2028	2,000,000	2,293,203
2.88% due 08/15/2028	2,500,000	2,872,656
3.13% due 11/15/2028	3,000,000	3,510,000

		221,043,040

Total U.S. Government Treasuries (cost $270,467,863)		290,809,801

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	44,300	$3,827,520
iShares 10-20 Year Treasury Bond ETF	1,400	216,286
iShares 20+ Year Treasury Bond ETF	14,200	2,158,400
iShares 3-7 Year Treasury Bond ETF	33,000	4,376,130
iShares 7-10 Year Treasury Bond ETF	9,900	1,174,536
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	10,007,280

Total Exchange-Traded Funds (cost $21,078,686)		21,760,152

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	$500,000	564,209
Allstate Corp. 5.75% due 08/15/2053	500,000	539,794

Total Preferred Securities/Capital Securities (cost $996,876)		1,104,003

Total Long-Term Investment Securities (cost $536,250,019)		576,447,844

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $1,430,000 and collateralized by $1,460,600 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $1,458,658 (cost $1,430,000)	1,430,000	1,430,000

TOTAL INVESTMENTS (cost $537,680,019)(1)	99.2%	577,877,844
Other assets less liabilities	0.8	4,850,944

NET ASSETS	100.0%	$582,728,788

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $2,405,595 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

97

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$210,472,538	$—	$210,472,538
Foreign Corporate Bonds & Notes	—	30,430,820	—	30,430,820
U.S. Government Agencies	—	21,870,530	—	21,870,530
U.S. Government Treasuries	—	290,809,801	—	290,809,801
Exchange-Traded Funds	21,760,152	—	—	21,760,152
Preferred Securities/Capital Securities	—	1,104,003	—	1,104,003
Repurchase Agreements	—	1,430,000	—	1,430,000

Total Investments at Value	$21,760,152	$556,117,692	$—	$577,877,844

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	52.4%
Diversified Banking Institutions	7.6
Exchange-Traded Funds	4.8
Federal Home Loan Bank	3.8
Banks-Commercial	2.5
Federal National Mtg. Assoc.	2.5
Federal Home Loan Mtg. Corp.	1.7
Medical-Drugs	1.5
Food-Misc./Diversified	1.4
Banks-Super Regional	1.1
Electric-Integrated	1.0
Pharmacy Services	1.0
Banks-Fiduciary	1.0
Airlines	0.9
Applications Software	0.9
Aerospace/Defense	0.8
Electric-Distribution	0.8
Finance-Credit Card	0.8
Machinery-Farming	0.7
E-Commerce/Products	0.7
Medical-Generic Drugs	0.7
United States Treasury Bonds	0.7
Repurchase Agreements	0.6
Food-Retail	0.6
Cellular Telecom	0.6
Pipelines	0.6
Computers	0.6
Cable/Satellite TV	0.5
E-Commerce/Services	0.5
Enterprise Software/Service	0.5
Tobacco	0.5
Transport-Services	0.4
Oil Companies-Integrated	0.4
Web Portals/ISP	0.3
Home Decoration Products	0.3
Chemicals-Diversified	0.3
Gas-Distribution	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electronic Components-Semiconductors	0.3
Retail-Discount	0.3
Non-Hazardous Waste Disposal	0.3
Medical-HMO	0.3
Computer Services	0.3
Medical-Biomedical/Gene	0.2
Hotels/Motels	0.2
Auto-Cars/Light Trucks	0.2
Brewery	0.2
Beverages-Non-alcoholic	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical Products	0.1

99.4%

Credit Quality†#

Aaa	66.2%
Aa	3.5
A	14.8
Baa	13.4
Ba	0.8
Not Rated@	1.3

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

99

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.5%
Aerospace/Defense — 0.8%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	$3,000,000	$3,398,303

Airlines — 0.9%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,542,578

Applications Software — 0.9%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	2,000,000	2,012,134
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,442,489

		3,454,623

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	929,259

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,116,400

Banks-Commercial — 1.3%
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,718,037
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,030,861
Truist Financial Corp. Senior Notes 2.90% due 03/03/2021	1,500,000	1,500,114

		5,249,012

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	702,193
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,183,591

		3,885,784

Banks-Super Regional — 1.1%
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	1,000,000	1,001,950
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,080,993
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,091,500
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	1,112,735

		4,287,178

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	$800,000	$881,099

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	897,098

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	630,306
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	697,895
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	859,895

		2,188,096

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,219,295

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,049,211

Computers — 0.6%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,128,791
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,097,546

		2,226,337

Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,095,109
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,358,437
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,345,933
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,106,954
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,345,974
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,224,303
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,032,458

100

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	$1,300,000	$1,384,448
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,112,504
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,018,509
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,134,487
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,387,863

		17,546,979

E-Commerce/Products — 0.7%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,295,335
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,414,944

		2,710,279

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,130,105

Electric-Distribution — 0.8%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,246,016
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,109,441

		3,355,457

Electric-Integrated — 1.0%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,128,012
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	3,041,567

		4,169,579

Enterprise Software/Service — 0.5%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	976,322
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,089,457

		2,065,779

Finance-Credit Card — 0.8%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,120,124

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 3.15% due 12/14/2025	$1,000,000	$1,112,518

		3,232,642

Food-Misc./Diversified — 1.4%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,112,906
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,357,628
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,037,485

		5,508,019

Food-Retail — 0.6%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,441,249

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,131,495

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 3.65% due 04/01/2021	1,300,000	1,300,000

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	950,089

Machinery-Farming — 0.7%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,668,942
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,101,494

		2,770,436

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	327,630

Medical-Biomedical/Gene — 0.2%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	992,503

Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,564,710
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	886,693
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,148,012

101

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	$1,000,000	$1,083,057
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,315,230

		5,997,702

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,052,836

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,063,851

Pharmacy Services — 1.0%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	765,651
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,347,416
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,050,958

		4,164,025

Pipelines — 0.6%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	629,507
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	582,986
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,029,688

		2,242,181

Retail-Discount — 0.3%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,078,775

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	776,374

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	769,655
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,087,465

		1,857,120

Transport-Services — 0.4%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,676,603

Security Description	Principal Amount	Value (Note 2)
Web Portals/ISP — 0.3%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	$1,300,000	$1,382,410

Total U.S. Corporate Bonds & Notes (cost $99,739,828)		106,248,391

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Banks-Commercial — 1.2%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,084,272
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,500,000
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,347,935
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,106,251

		5,038,458

Cellular Telecom — 0.6%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,379,115

Diversified Banking Institutions — 3.2%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,855,964
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,096,478
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,288,871
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,341,362
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,332,890
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,024,213
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	912,030
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,123,697
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,080,636

		13,056,141

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,116,302

102

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.7%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$2,000,000	$2,048,043
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	637,821

		2,685,864

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	907,016
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	661,964

		1,568,980

Total Foreign Corporate Bonds & Notes (cost $24,400,348)		25,844,860

U.S. GOVERNMENT AGENCIES — 8.0%
Federal Home Loan Bank — 3.8%
1.13% due 07/14/2021	1,500,000	1,507,033
1.38% due 02/18/2021	1,500,000	1,500,883
1.50% due 08/15/2024	3,000,000	3,132,991
1.88% due 06/11/2021	2,005,000	2,017,705
1.88% due 07/07/2021	900,000	906,903
1.88% due 11/29/2021	1,000,000	1,014,729
2.50% due 12/09/2022	1,000,000	1,044,750
2.50% due 02/13/2024	3,000,000	3,212,261
2.88% due 09/13/2024	1,000,000	1,093,653

		15,430,908

Federal Home Loan Mtg. Corp. — 1.7%
1.13% due 08/12/2021	2,000,000	2,010,993
2.38% due 01/13/2022	1,500,000	1,532,453
2.75% due 06/19/2023	3,000,000	3,185,204

		6,728,650

Federal National Mtg. Assoc. — 2.5%
1.63% due 10/15/2024	3,000,000	3,147,687
2.00% due 01/05/2022	1,000,000	1,017,642
2.13% due 04/24/2026	2,000,000	2,168,325
2.63% due 09/06/2024	3,500,000	3,796,972

		10,130,626

Total U.S. Government Agencies (cost $30,962,215)		32,290,184

U.S. GOVERNMENT TREASURIES — 53.1%
United States Treasury Bonds — 0.7%
5.25% due 02/15/2029	1,000,000	1,339,844
6.00% due 02/15/2026	1,000,000	1,277,148

		2,616,992

United States Treasury Notes — 52.4%
0.13% due 04/30/2022	2,000,000	2,000,312
0.13% due 05/31/2022	2,000,000	2,000,469
0.13% due 06/30/2022	2,000,000	2,000,469
0.13% due 07/31/2022	2,000,000	2,000,391
0.13% due 08/31/2022	2,000,000	2,000,391
0.13% due 09/30/2022	2,000,000	2,000,234
0.13% due 05/15/2023	800,000	799,688
0.13% due 07/15/2023	2,000,000	1,998,828

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.13% due 08/15/2023	$1,500,000	$1,498,887
0.13% due 09/15/2023	2,000,000	1,998,203
0.25% due 04/15/2023	2,000,000	2,004,922
0.25% due 06/15/2023	2,000,000	2,005,000
0.25% due 11/15/2023	1,000,000	1,002,266
0.25% due 05/31/2025	2,000,000	1,991,172
0.25% due 06/30/2025	2,000,000	1,989,922
0.25% due 07/31/2025	2,000,000	1,988,672
0.25% due 08/31/2025	2,000,000	1,987,500
0.25% due 10/31/2025	1,000,000	992,422
0.38% due 03/31/2022	1,500,000	1,504,570
0.50% due 03/15/2023	1,500,000	1,511,543
0.50% due 04/30/2027	1,000,000	990,664
0.50% due 10/31/2027	1,000,000	984,102
1.25% due 10/31/2021	1,500,000	1,512,656
1.25% due 07/31/2023	1,500,000	1,540,898
1.25% due 08/31/2024	1,500,000	1,552,793
1.38% due 06/30/2023	2,300,000	2,367,742
1.38% due 08/31/2023	1,300,000	1,340,828
1.38% due 09/30/2023	1,300,000	1,341,945
1.38% due 08/31/2026	2,500,000	2,614,160
1.50% due 11/30/2021	1,960,000	1,982,739
1.50% due 01/31/2022	1,500,000	1,520,859
1.50% due 08/15/2022	1,000,000	1,021,367
1.50% due 09/15/2022	1,000,000	1,022,266
1.50% due 01/15/2023	1,000,000	1,026,680
1.50% due 02/28/2023	1,200,000	1,233,844
1.50% due 03/31/2023	1,200,000	1,235,250
1.50% due 09/30/2024	1,500,000	1,567,090
1.50% due 10/31/2024	1,000,000	1,045,352
1.50% due 11/30/2024	1,000,000	1,045,898
1.50% due 08/15/2026	1,500,000	1,578,340
1.50% due 01/31/2027	2,000,000	2,104,922
1.63% due 08/31/2022	1,300,000	1,330,824
1.63% due 11/15/2022	2,000,000	2,053,594
1.63% due 04/30/2023	2,000,000	2,066,328
1.63% due 05/31/2023	1,000,000	1,034,297
1.63% due 10/31/2023	1,000,000	1,040,117
1.63% due 02/15/2026	1,300,000	1,375,715
1.63% due 05/15/2026	2,400,000	2,541,094
1.63% due 09/30/2026	1,000,000	1,059,414
1.63% due 10/31/2026	1,000,000	1,059,531
1.63% due 11/30/2026	1,000,000	1,059,648
1.63% due 08/15/2029	4,300,000	4,537,340
1.75% due 11/30/2021	1,300,000	1,317,672
1.75% due 06/15/2022	1,000,000	1,022,305
1.75% due 09/30/2022	1,000,000	1,027,070
1.75% due 01/31/2023	800,000	825,875
1.75% due 05/15/2023	1,300,000	1,347,531
1.75% due 06/30/2024	1,000,000	1,051,289
1.75% due 07/31/2024	1,000,000	1,052,305
1.75% due 12/31/2026	900,000	960,504
1.75% due 11/15/2029	1,000,000	1,065,664
1.88% due 11/30/2021	1,300,000	1,319,094
1.88% due 02/28/2022	1,300,000	1,324,680
1.88% due 07/31/2022	1,300,000	1,334,176
1.88% due 08/31/2022	1,200,000	1,233,187
1.88% due 09/30/2022	2,000,000	2,058,281
1.88% due 10/31/2022	2,000,000	2,061,250
1.88% due 08/31/2024	1,500,000	1,586,309
1.88% due 06/30/2026	1,000,000	1,072,617
1.88% due 07/31/2026	1,000,000	1,072,969
2.00% due 11/15/2021	1,300,000	1,319,297

103

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 12/31/2021	$1,300,000	$1,322,547
2.00% due 02/15/2022	1,300,000	1,325,543
2.00% due 07/31/2022	1,500,000	1,542,187
2.00% due 10/31/2022	2,000,000	2,065,312
2.00% due 11/30/2022	1,200,000	1,241,156
2.00% due 02/15/2023	1,300,000	1,349,207
2.00% due 04/30/2024	1,300,000	1,374,902
2.00% due 05/31/2024	1,300,000	1,376,375
2.00% due 06/30/2024	1,500,000	1,589,824
2.00% due 02/15/2025	1,300,000	1,388,004
2.00% due 08/15/2025	1,300,000	1,395,164
2.00% due 11/15/2026	1,300,000	1,405,219
2.13% due 05/31/2021	1,350,000	1,358,965
2.13% due 08/15/2021	1,350,000	1,364,766
2.13% due 09/30/2021	1,300,000	1,317,367
2.13% due 12/31/2021	1,300,000	1,323,867
2.13% due 06/30/2022	1,200,000	1,233,984
2.13% due 12/31/2022	1,200,000	1,245,703
2.13% due 11/30/2023	1,300,000	1,372,008
2.13% due 02/29/2024	1,200,000	1,270,781
2.13% due 03/31/2024	1,300,000	1,378,305
2.13% due 07/31/2024	1,300,000	1,385,109
2.13% due 09/30/2024	2,000,000	2,135,000
2.13% due 11/30/2024	1,000,000	1,069,766
2.13% due 05/15/2025	1,300,000	1,398,363
2.13% due 05/31/2026	1,000,000	1,085,352
2.25% due 03/31/2021	2,000,000	2,006,880
2.25% due 04/30/2021	2,000,000	2,010,448
2.25% due 12/31/2023	3,000,000	3,180,234
2.25% due 04/30/2024	1,100,000	1,172,187
2.25% due 10/31/2024	1,000,000	1,073,359
2.25% due 11/15/2024	1,300,000	1,396,180
2.25% due 11/15/2025	1,300,000	1,413,141
2.25% due 03/31/2026	1,200,000	1,308,797
2.25% due 02/15/2027	1,300,000	1,426,039
2.25% due 08/15/2027	1,300,000	1,429,594
2.25% due 11/15/2027	2,000,000	2,200,078
2.38% due 03/15/2022	1,500,000	1,537,852
2.38% due 02/29/2024	2,000,000	2,133,125
2.38% due 08/15/2024	1,300,000	1,397,703
2.38% due 04/30/2026	1,000,000	1,097,812
2.38% due 05/15/2027	1,300,000	1,438,582
2.38% due 05/15/2029	1,000,000	1,115,391
2.50% due 01/15/2022	2,000,000	2,045,469
2.50% due 03/31/2023	1,000,000	1,051,094
2.50% due 08/15/2023	1,500,000	1,589,238
2.50% due 01/31/2024	1,100,000	1,175,840
2.50% due 05/15/2024	1,500,000	1,612,148
2.50% due 02/28/2026	600,000	661,383
2.63% due 12/15/2021	1,500,000	1,532,812
2.63% due 12/31/2023	2,000,000	2,141,719
2.63% due 03/31/2025	2,000,000	2,189,922
2.63% due 12/31/2025	2,000,000	2,212,969
2.63% due 01/31/2026	2,000,000	2,215,469
2.63% due 02/15/2029	1,800,000	2,041,102
2.75% due 11/15/2023	1,300,000	1,393,488
2.75% due 02/15/2024	1,500,000	1,616,484
2.75% due 02/28/2025	2,000,000	2,197,187
2.75% due 02/15/2028	2,000,000	2,271,484
2.88% due 04/30/2025	1,500,000	1,660,020
2.88% due 05/15/2028	2,000,000	2,293,203
2.88% due 08/15/2028	2,000,000	2,298,125

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
3.13% due 05/15/2021	$1,300,000	$1,311,172
3.13% due 11/15/2028	2,000,000	2,340,000

		210,618,739

Total U.S. Government Treasuries (cost $203,586,062)		213,235,731

EXCHANGE-TRADED FUNDS — 4.8%
iShares 1-3 Year Treasury Bond ETF	58,000	5,011,200
iShares 3-7 Year Treasury Bond ETF	42,200	5,596,142
iShares 7-10 Year Treasury Bond ETF	12,200	1,447,408
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	7,186,800

Total Exchange-Traded Funds (cost $18,601,008)		19,241,550

Total Long-Term Investment Securities (cost $377,289,461)		396,860,716

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $2,514,000 and collateralized by $2,567,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $2,564,286 (cost $2,514,000)	$2,514,000	2,514,000

TOTAL INVESTMENTS (cost $379,803,461)(1)	99.4%	399,374,716
Other assets less liabilities	0.6	2,328,120

NET ASSETS	100.0%	$401,702,836

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

104

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$106,248,391	$—	$106,248,391
Foreign Corporate Bonds & Notes	—	25,844,860	—	25,844,860
U.S. Government Agencies	—	32,290,184	—	32,290,184
U.S. Government Treasuries	—	213,235,731	—	213,235,731
Exchange-Traded Funds	19,241,550	—	—	19,241,550
Repurchase Agreements	—	2,514,000	—	2,514,000

Total Investments at Value	$19,241,550	$380,133,166	$—	$399,374,716

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

105

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	15.7%
Insurance-Property/Casualty	9.7
Metal Processors & Fabrication	5.1
Chemicals-Specialty	4.7
Medical Products	3.6
Retail-Restaurants	3.6
Machinery-Construction & Mining	3.0
Distribution/Wholesale	2.7
Electric-Integrated	2.6
Miscellaneous Manufacturing	2.5
Recreational Vehicles	2.5
Lasers-System/Components	2.4
Computers-Integrated Systems	2.3
Insurance-Life/Health	2.2
Retail-Automobile	2.2
Food-Misc./Diversified	1.9
Transport-Equipment & Leasing	1.9
Oil Companies-Exploration & Production	1.8
Building-Mobile Home/Manufactured Housing	1.8
Machinery-Electrical	1.8
Machinery-Pumps	1.6
Building & Construction-Misc.	1.6
Building Products-Doors & Windows	1.4
Real Estate Management/Services	1.4
Enterprise Software/Service	1.4
Apparel Manufacturers	1.2
Machinery-Material Handling	1.2
U.S. Government Agencies	1.2
Paper & Related Products	1.2
Building Products-Wood	1.1
Human Resources	1.1
Steel-Producers	0.9
Electronic Components-Misc.	0.9
Wire & Cable Products	0.9
Auto/Truck Parts & Equipment-Original	0.9
Aerospace/Defense-Equipment	0.8
Retail-Apparel/Shoe	0.8
Retail-Misc./Diversified	0.7
Hotels/Motels	0.7
Real Estate Investment Trusts	0.7
Building & Construction Products-Misc.	0.6
Auto-Truck Trailers	0.5
Footwear & Related Apparel	0.4
Oil-Field Services	0.3
Energy-Alternate Sources	0.3
Auto-Heavy Duty Trucks	0.3
Transport-Truck	0.3
Metal-Aluminum	0.3
Consulting Services	0.2
Building-Heavy Construction	0.2
Gas-Distribution	0.2
Retail-Discount	0.2
Repurchase Agreements	0.1
Oil Field Machinery & Equipment	0.1
Food-Meat Products	0.1
Finance-Investment Banker/Broker	0.1

99.9%

*	Calculated as a percentage of net assets

106

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 0.8%
Meggitt PLC†	514,444	$2,773,544

Apparel Manufacturers — 1.2%
Carter’s, Inc.	49,059	4,319,154

Auto-Heavy Duty Trucks — 0.3%
REV Group, Inc.	101,664	1,050,189

Auto-Truck Trailers — 0.5%
Wabash National Corp.	101,372	1,616,883

Auto/Truck Parts & Equipment-Original — 0.9%
Meritor, Inc.†	122,713	3,167,223

Banks-Commercial — 15.7%
Atlantic Union Bankshares Corp.	143,538	4,713,788
Bryn Mawr Bank Corp.	132,839	4,128,636
Columbia Banking System, Inc.	197,185	7,595,566
First Horizon Corp.	692,891	9,624,256
First of Long Island Corp.	167,322	2,799,297
German American Bancorp, Inc.	53,427	1,807,435
Glacier Bancorp, Inc.	31,306	1,460,425
Lakeland Financial Corp.	90,807	5,330,371
Peoples Bancorp, Inc.	82,200	2,507,100
South State Corp.	102,247	7,130,706
TriCo Bancshares	90,685	3,382,551
TrustCo Bank Corp.	216,856	1,348,844
Washington Trust Bancorp, Inc.	78,338	3,413,970

		55,242,945

Building & Construction Products-Misc. — 0.6%
Summit Materials, Inc., Class A†	100,784	2,069,096

Building & Construction-Misc. — 1.6%
WillScot Mobile Mini Holdings Corp.†	238,349	5,651,255

Building Products-Doors & Windows — 1.4%
Apogee Enterprises, Inc.	119,681	4,200,803
Masonite International Corp.†	6,514	648,143

		4,848,946

Building Products-Wood — 1.1%
UFP Industries, Inc.	73,864	3,984,224

Building-Heavy Construction — 0.2%
Great Lakes Dredge & Dock Corp.†	56,697	772,780

Building-Mobile Home/Manufactured Housing — 1.8%
LCI Industries	5,722	740,312
Thor Industries, Inc.	46,385	5,613,049

		6,353,361

Chemicals-Specialty — 4.7%
Ashland Global Holdings, Inc.	20,390	1,630,996
Cabot Corp.	132,128	5,801,741
Elementis PLC†	907,287	1,364,908
Minerals Technologies, Inc.	127,189	7,838,658

		16,636,303

Computers-Integrated Systems — 2.3%
NetScout Systems, Inc.†	276,739	8,090,465

Consulting Services — 0.2%
Huron Consulting Group, Inc.†	15,434	817,385

Distribution/Wholesale — 2.7%
Avient Corp.	250,257	9,617,377

Electric-Integrated — 2.6%
Black Hills Corp.	92,580	5,473,330

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
IDACORP, Inc.	40,548	$3,580,388

		9,053,718

Electronic Components-Misc. — 0.9%
Benchmark Electronics, Inc.	86,100	2,180,913
Knowles Corp.†	55,478	1,070,171

		3,251,084

Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	58,610	1,125,898

Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	123,494	4,740,935

Finance-Investment Banker/Broker — 0.1%
Houlihan Lokey, Inc.	2,744	177,948

Food-Meat Products — 0.1%
Maple Leaf Foods, Inc.	13,875	271,152

Food-Misc./Diversified — 1.9%
Glanbia PLC	547,695	6,830,568

Footwear & Related Apparel — 0.4%
Wolverine World Wide, Inc.	46,774	1,339,607

Gas-Distribution — 0.2%
Spire, Inc.	12,488	764,141

Hotels/Motels — 0.7%
Dalata Hotel Group PLC†	520,747	2,099,356
Wyndham Hotels & Resorts, Inc.	6,045	351,638

		2,450,994

Human Resources — 1.1%
Kforce, Inc.	88,022	3,754,138

Insurance-Life/Health — 2.2%
CNO Financial Group, Inc.	371,334	7,875,994

Insurance-Property/Casualty — 9.7%
Hanover Insurance Group, Inc.	95,307	10,719,178
Horace Mann Educators Corp.	232,093	9,091,083
Old Republic International Corp.	573,472	10,379,843
Selective Insurance Group, Inc.	60,554	3,934,799

		34,124,903

Lasers-System/Components — 2.4%
Coherent, Inc.†	42,712	8,578,278

Machinery-Construction & Mining — 3.0%
Astec Industries, Inc.	55,011	3,271,504
Oshkosh Corp.	77,605	7,107,842

		10,379,346

Machinery-Electrical — 1.8%
Argan, Inc.	59,405	2,568,078
Regal Beloit Corp.	28,432	3,567,648

		6,135,726

Machinery-Material Handling — 1.2%
Columbus McKinnon Corp.	98,972	4,274,601

Machinery-Pumps — 1.6%
Mueller Water Products, Inc., Class A	471,620	5,654,724

Medical Products — 3.6%
Envista Holdings Corp.†	191,479	6,805,164
Integer Holdings Corp.†	80,043	5,907,173

		12,712,337

107

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 5.1%
Mueller Industries, Inc.	72,931	$2,490,593
Rexnord Corp.	173,429	6,566,022
Timken Co.	116,968	8,849,799

		17,906,414

Metal-Aluminum — 0.3%
Kaiser Aluminum Corp.	10,805	936,793

Miscellaneous Manufacturing — 2.5%
Hillenbrand, Inc.	212,623	8,738,805

Oil Companies-Exploration & Production — 1.8%
Crescent Point Energy Corp.	2,351,213	6,472,156

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	301,507

Oil-Field Services — 0.3%
Hunting PLC	413,343	1,139,450

Paper & Related Products — 1.2%
Glatfelter Corp.	263,432	4,122,711

Real Estate Investment Trusts — 0.7%
Healthcare Realty Trust, Inc.	38,079	1,142,751
Highwoods Properties, Inc.	26,736	1,002,332
Sunstone Hotel Investors, Inc.	23,184	248,069

		2,393,152

Real Estate Management/Services — 1.4%
McGrath RentCorp	69,049	4,818,930

Recreational Vehicles — 2.5%
BRP, Inc.	18,357	1,208,296
Brunswick Corp.	87,009	7,522,798

		8,731,094

Retail-Apparel/Shoe — 0.8%
Boot Barn Holdings, Inc.†	45,792	2,621,134

Retail-Automobile — 2.2%
Group 1 Automotive, Inc.	55,307	7,611,349

Retail-Discount — 0.2%
BJ’s Wholesale Club Holdings, Inc.†	17,849	750,907

Retail-Misc./Diversified — 0.7%
Dufry AG†	47,567	2,563,382

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 3.6%
Denny’s Corp.†	403,458	$6,346,394
Jack in the Box, Inc.	67,427	6,347,578

		12,693,972

Steel-Producers — 0.9%
Reliance Steel & Aluminum Co.	28,297	3,284,716

Transport-Equipment & Leasing — 1.9%
Greenbrier Cos., Inc.	182,076	6,587,510

Transport-Truck — 0.3%
Heartland Express, Inc.	52,161	979,062

Wire & Cable Products — 0.9%
Insteel Industries, Inc.	127,947	3,229,382

Total Long-Term Investment Securities (cost $302,372,949)		346,389,648

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.00% due 02/01/2021 (cost $4,130,000)	$4,130,000	$4,130,000

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount $615,000 and collateralized by $628,200 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $627,365 (cost $615,000)	615,000	615,000

TOTAL INVESTMENTS (cost $307,117,949)(1)	99.9%	351,134,648
Other assets less liabilities	0.1	259,975

NET ASSETS	100.0%	$351,394,623

†	Non-income producing security

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$329,618,441	$16,771,207	**	$—	$346,389,648
U.S Corporate Bonds & Notes	—	4,130,000		—	4,130,000
Repurchase Agreements	—	615,000		—	615,000

Total Investments at Value	$329,618,441	$21,516,207		$—	$351,134,648

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

108

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Electric-Integrated	5.3
Electronic Components-Semiconductors	4.4
Medical-Biomedical/Gene	3.9
Retail-Discount	3.6
Semiconductor Equipment	3.0
Commercial Services-Finance	2.8
Cosmetics & Toiletries	2.7
Computer Services	2.7
Beverages-Non-alcoholic	2.4
Real Estate Investment Trusts	2.3
Diversified Manufacturing Operations	2.2
Applications Software	2.1
Tobacco	2.0
Telephone-Integrated	1.9
Finance-Credit Card	1.9
Retail-Restaurants	1.9
Computers	1.8
Distribution/Wholesale	1.6
Semiconductor Components-Integrated Circuits	1.5
Retail-Apparel/Shoe	1.5
Instruments-Controls	1.5
Transport-Services	1.4
Medical-HMO	1.3
Aerospace/Defense	1.3
Enterprise Software/Service	1.2
Networking Products	1.2
Data Processing/Management	1.1
Web Portals/ISP	1.0
Retail-Major Department Stores	1.0
Food-Misc./Diversified	1.0
Auto-Heavy Duty Trucks	1.0
Cable/Satellite TV	1.0
Transport-Rail	1.0
Retail-Auto Parts	1.0
Electronic Forms	1.0
Athletic Footwear	0.9
Internet Content-Entertainment	0.9
Chemicals-Diversified	0.9
Electric Products-Misc.	0.8
Diagnostic Equipment	0.8
Entertainment Software	0.8
Industrial Gases	0.7
Building-Residential/Commercial	0.6
Food-Confectionery	0.6
Federal Home Loan Bank	0.6
Computer Aided Design	0.6
Retail-Drug Store	0.6
Food-Meat Products	0.6
Consumer Products-Misc.	0.5
Industrial Automated/Robotic	0.5
Transport-Truck	0.5
Respiratory Products	0.5
Commercial Services	0.5
Retail-Consumer Electronics	0.5
Wireless Equipment	0.5
Investment Management/Advisor Services	0.5
Banks-Super Regional	0.4
Insurance-Property/Casualty	0.4
Food-Retail	0.4
Medical Information Systems	0.4

Electric-Distribution	0.4%
Soap & Cleaning Preparation	0.4
Advertising Agencies	0.4
Consulting Services	0.4
Computer Software	0.3
Steel-Producers	0.3
Dental Supplies & Equipment	0.3
Electronic Components-Misc.	0.3
Gold Mining	0.3
Retail-Gardening Products	0.3
Containers-Paper/Plastic	0.3
Medical Products	0.3
Computers-Memory Devices	0.3
Diagnostic Kits	0.2
Auto/Truck Parts & Equipment-Original	0.2
Internet Infrastructure Software	0.2
Multimedia	0.2
E-Commerce/Services	0.2
Machinery-Pumps	0.2
Retail-Home Furnishings	0.2
Machinery-Farming	0.2
Beverages-Wine/Spirits	0.2
Machinery-General Industrial	0.2
Gas-Distribution	0.2
Human Resources	0.2
Building-Maintenance & Services	0.2
E-Commerce/Products	0.2
Finance-Investment Banker/Broker	0.1
Instruments-Scientific	0.1
Tools-Hand Held	0.1
Computer Data Security	0.1
Medical-Outpatient/Home Medical	0.1
Apparel Manufacturers	0.1
Building Products-Air & Heating	0.1
Retail-Convenience Store	0.1
Shipbuilding	0.1
Chemicals-Specialty	0.1
Oil Companies-Exploration & Production	0.1
Power Converter/Supply Equipment	0.1
Finance-Other Services	0.1
Electronic Security Devices	0.1
Office Supplies & Forms	0.1
Paper & Related Products	0.1
Building & Construction Products-Misc.	0.1
Food-Baking	0.1
Software Tools	0.1
Medical Labs & Testing Services	0.1
Brewery	0.1
Retail-Catalog Shopping	0.1
Multilevel Direct Selling	0.1

99.9%

*	Calculated as a percentage of net assets

109

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PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	8,548	$205,750
Omnicom Group, Inc.	5,712	356,315

		562,065

Aerospace/Defense — 1.3%
Lockheed Martin Corp.	4,118	1,325,255
Northrop Grumman Corp.	2,268	650,031

		1,975,286

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,095	96,404
Hanesbrands, Inc.	6,148	94,003

		190,407

Applications Software — 2.1%
Intuit, Inc.	4,237	1,530,532
Microsoft Corp.	6,766	1,569,441

		3,099,973

Athletic Footwear — 0.9%
NIKE, Inc., Class B	10,437	1,394,279

Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	4,039	946,822
PACCAR, Inc.	5,817	530,627

		1,477,449

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,335	95,034
Gentex Corp.	7,237	239,183

		334,217

Banks-Super Regional — 0.4%
Wells Fargo & Co.	22,292	666,085

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	29,087	1,400,539
Monster Beverage Corp.†	9,190	797,968
PepsiCo, Inc.	10,334	1,411,314

		3,609,821

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,300	85,956
Brown-Forman Corp., Class B	2,647	189,710

		275,666

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	102	93,523

Building & Construction Products-Misc. — 0.1%
Trex Co., Inc.†	1,296	118,934

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	615	169,426

Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,330	228,007

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	4,658	357,734
NVR, Inc.†	85	377,951
PulteGroup, Inc.	4,743	206,321

		942,006

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	29,666	1,470,544

Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 0.9%
Celanese Corp.	2,062	$251,873
Eastman Chemical Co.	2,811	276,462
Huntsman Corp.	2,172	57,384
LyondellBasell Industries NV, Class A	8,406	720,899

		1,306,618

Chemicals-Specialty — 0.1%
NewMarket Corp.	201	78,830
Valvoline, Inc.	3,140	74,544

		153,374

Commercial Services — 0.5%
Cintas Corp.	2,146	682,685
CoreLogic, Inc.	461	34,709

		717,394

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	8,567	1,414,583
H&R Block, Inc.	6,066	104,517
MarketAxess Holdings, Inc.	1,011	546,708
Moody’s Corp.	3,111	828,335
Morningstar, Inc.	494	113,566
S&P Global, Inc.	3,691	1,170,047

		4,177,756

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	1,421	190,272
Cadence Design Systems, Inc.†	5,475	713,885

		904,157

Computer Data Security — 0.1%
Fortinet, Inc.†	1,379	199,610

Computer Services — 2.7%
Accenture PLC, Class A	6,030	1,458,777
Amdocs, Ltd.	3,580	252,820
Cognizant Technology Solutions Corp., Class A	11,857	924,253
International Business Machines Corp.	12,179	1,450,641

		4,086,491

Computer Software — 0.3%
Akamai Technologies, Inc.†	1,697	188,418
Citrix Systems, Inc.	2,423	323,010

		511,428

Computers — 1.8%
Apple, Inc.	12,237	1,614,795
Dell Technologies, Inc., Class C†	1,641	119,612
HP, Inc.	42,957	1,045,573

		2,779,980

Computers-Memory Devices — 0.3%
NetApp, Inc.	5,933	394,189

Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	2,526	215,140
FTI Consulting, Inc.†	357	39,259
Verisk Analytics, Inc.	1,660	304,610

		559,009

Consumer Products-Misc. — 0.5%
Clorox Co.	3,935	824,225

110

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	2,239	$301,056
Sonoco Products Co.	2,543	147,265

		448,321

Cosmetics & Toiletries — 2.7%
Colgate-Palmolive Co.	17,348	1,353,144
Estee Lauder Cos., Inc., Class A	5,927	1,402,625
Procter & Gamble Co.	10,739	1,376,847

		4,132,616

Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	3,185	450,072
Fair Isaac Corp.†	290	130,532
Jack Henry & Associates, Inc.	2,122	307,245
Paychex, Inc.	9,285	810,766

		1,698,615

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	949	498,586

Diagnostic Equipment — 0.8%
Thermo Fisher Scientific, Inc.	2,383	1,214,615

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	630	301,568
Quidel Corp.†	239	59,982

		361,550

Distribution/Wholesale — 1.6%
Copart, Inc.†	5,428	595,723
Fastenal Co.	16,635	758,390
Pool Corp.	1,073	380,035
Watsco, Inc.	802	191,269
WW Grainger, Inc.	1,257	458,038

		2,383,455

Diversified Manufacturing Operations — 2.2%
3M Co.	8,576	1,506,460
A.O. Smith Corp.	1,449	78,681
Eaton Corp. PLC	2,383	280,479
Illinois Tool Works, Inc.	6,103	1,185,263
Trane Technologies PLC	1,439	206,281

		3,257,164

E-Commerce/Products — 0.2%
eBay, Inc.	4,034	227,961

E-Commerce/Services — 0.2%
Match Group, Inc.†	2,274	318,042

Electric Products-Misc. — 0.8%
Emerson Electric Co.	15,337	1,216,991

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	8,053	569,991

Electric-Integrated — 5.3%
Alliant Energy Corp.	5,749	279,689
Ameren Corp.	4,834	351,528
American Electric Power Co., Inc.	6,693	541,531
Dominion Energy, Inc.	14,146	1,031,102
Evergy, Inc.	4,414	237,164
Eversource Energy	7,449	651,787
Hawaiian Electric Industries, Inc.	2,667	88,171
NextEra Energy, Inc.	20,072	1,623,223
PPL Corp.	15,028	415,825

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Public Service Enterprise Group, Inc.	13,131	$740,982
Southern Co.	20,377	1,200,613
WEC Energy Group, Inc.	3,280	291,592
Xcel Energy, Inc.	7,323	468,599

		7,921,806

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	3,903	448,299
Hubbell, Inc.	320	49,792

		498,091

Electronic Components-Semiconductors — 4.4%
Intel Corp.	31,228	1,733,466
Monolithic Power Systems, Inc.	494	175,513
NVIDIA Corp.	2,739	1,423,157
Skyworks Solutions, Inc.	5,065	857,251
Texas Instruments, Inc.	9,239	1,530,810
Xilinx, Inc.	6,975	910,726

		6,630,923

Electronic Forms — 1.0%
Adobe, Inc.†	3,111	1,427,233

Electronic Security Devices — 0.1%
Allegion PLC	1,288	137,829

Enterprise Software/Service — 1.2%
Oracle Corp.	19,430	1,174,155
Tyler Technologies, Inc.†	420	177,572
Veeva Systems, Inc., Class A†	1,510	417,424

		1,769,151

Entertainment Software — 0.8%
Activision Blizzard, Inc.	8,156	742,196
Electronic Arts, Inc.	3,233	462,966

		1,205,162

Finance-Auto Loans — 0.0%
Santander Consumer USA Holdings, Inc.	2,254	49,813

Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	4,461	1,410,970
Visa, Inc., Class A	7,089	1,369,949
Western Union Co.	2,684	59,773

		2,840,692

Finance-Investment Banker/Broker — 0.1%
Evercore, Inc., Class A	415	45,276
Jefferies Financial Group, Inc.	2,372	55,386
Lazard, Ltd., Class A	2,873	118,368

		219,030

Finance-Other Services — 0.1%
SEI Investments Co.	2,728	144,175

Food-Baking — 0.1%
Flowers Foods, Inc.	4,951	113,675

Food-Confectionery — 0.6%
Hershey Co.	4,512	656,225
J.M. Smucker Co.	2,424	282,178

		938,403

Food-Meat Products — 0.6%
Hormel Foods Corp.	7,766	363,915
Tyson Foods, Inc., Class A	7,377	474,415

		838,330

111

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,052	$98,722
General Mills, Inc.	16,694	969,921
Ingredion, Inc.	1,674	126,337
Kellogg Co.	5,035	296,763

		1,491,743

Food-Retail — 0.4%
Kroger Co.	15,657	540,166
Sprouts Farmers Market, Inc.†	2,595	58,777

		598,943

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,890	257,210

Gold Mining — 0.3%
Newmont Corp.	8,281	493,548

Human Resources — 0.2%
Robert Half International, Inc.	3,551	239,692

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,177	789,580

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	4,098	1,093,182

Instruments-Controls — 1.5%
Honeywell International, Inc.	7,211	1,408,813
Mettler-Toledo International, Inc.†	664	775,618

		2,184,431

Instruments-Scientific — 0.1%
Waters Corp.†	776	205,384

Insurance-Life/Health — 0.0%
American National Group, Inc.	202	17,853

Insurance-Property/Casualty — 0.4%
Erie Indemnity Co., Class A	288	70,013
Progressive Corp.	6,297	549,035

		619,048

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	5,396	1,393,949

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,669	327,041

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	8,091	166,594
T. Rowe Price Group, Inc.	3,400	532,032

		698,626

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	608	69,616

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	1,014	54,675

Machinery-Farming — 0.2%
Toro Co.	2,992	281,996

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	4,199	271,465

Machinery-Pumps — 0.2%
Graco, Inc.	4,334	298,786

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,145	11,106

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.4%
Cerner Corp.	7,289	$583,922

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	794	102,545

Medical Products — 0.3%
ABIOMED, Inc.†	473	164,722
West Pharmaceutical Services, Inc.	848	253,968

		418,690

Medical-Biomedical/Gene — 3.9%
Amgen, Inc.	6,677	1,612,028
Bio-Rad Laboratories, Inc., Class A†	132	75,738
Biogen, Inc.†	4,213	1,190,636
Exelixis, Inc.†	6,922	153,738
Gilead Sciences, Inc.	21,100	1,384,160
Regeneron Pharmaceuticals, Inc.†	1,494	752,737
Vertex Pharmaceuticals, Inc.†	2,893	662,728

		5,831,765

Medical-Drugs — 7.0%
AbbVie, Inc.	14,204	1,455,626
Bristol-Myers Squibb Co.	24,060	1,478,006
Eli Lilly & Co.	10,284	2,138,764
Horizon Therapeutics PLC†	2,116	153,368
Johnson & Johnson	10,294	1,679,260
Merck & Co., Inc.	18,403	1,418,319
Pfizer, Inc.	38,808	1,393,207
Zoetis, Inc.	5,045	778,191

		10,494,741

Medical-HMO — 1.3%
Humana, Inc.	1,393	533,672
UnitedHealth Group, Inc.	4,416	1,473,089

		2,006,761

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	379	196,284

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A	1,324	44,844

Metal-Copper — 0.0%
Southern Copper Corp.	484	32,142

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	1,289	74,594

Multimedia — 0.2%
FactSet Research Systems, Inc.	1,066	322,294

Networking Products — 1.2%
Arista Networks, Inc.†	632	194,378
Cisco Systems, Inc.	34,712	1,547,461

		1,741,839

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,833	38,548

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	909	137,141

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	8,103	148,528

Paper & Related Products — 0.1%
International Paper Co.	2,472	124,366

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	588	144,895

112

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 2.3%
CoreSite Realty Corp.	423	$56,868
EPR Properties	1,980	78,487
Extra Space Storage, Inc.	746	84,887
Gaming and Leisure Properties, Inc.	51	2,098
Kimco Realty Corp.	9,491	156,696
National Retail Properties, Inc.	4,593	179,127
Omega Healthcare Investors, Inc.	1,371	49,658
Public Storage	4,671	1,063,213
Realty Income Corp.	8,377	494,746
Simon Property Group, Inc.	7,131	662,684
Spirit Realty Capital, Inc.	2,793	107,698
STORE Capital Corp.	5,338	165,585
VICI Properties, Inc.	3,343	84,511
WP Carey, Inc.	3,831	254,378

		3,440,636

Respiratory Products — 0.5%
ResMed, Inc.	3,761	758,105

Retail-Apparel/Shoe — 1.5%
Foot Locker, Inc.(1)	3,242	142,065
Lululemon Athletica, Inc.†	3,027	994,914
Ross Stores, Inc.	10,091	1,123,027

		2,260,006

Retail-Auto Parts — 1.0%
AutoZone, Inc.	530	592,736
O’Reilly Automotive, Inc.†	1,972	839,027

		1,431,763

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,142	88,585

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	6,530	710,595

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	896	167,982

Retail-Discount — 3.6%
Costco Wholesale Corp.	3,885	1,369,191
Dollar General Corp.	6,330	1,231,881
Target Corp.	8,152	1,476,898
Walmart, Inc.	9,652	1,356,009

		5,433,979

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	17,300	869,325

Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,272	463,773

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,273	293,035

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	23,383	1,497,447

Retail-Restaurants — 1.9%
Domino’s Pizza, Inc.	1,164	431,565
McDonald’s Corp.	6,892	1,432,433
Yum! Brands, Inc.	9,129	926,502

		2,790,500

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	2,666	36,418

Security Description	Shares	Value (Note 2)
Schools — 0.0%
Grand Canyon Education, Inc.†	492	$41,790

Semiconductor Components-Integrated Circuits — 1.5%
Cirrus Logic, Inc.†	588	55,090
Maxim Integrated Products, Inc.	7,415	650,369
QUALCOMM, Inc.	10,064	1,572,802

		2,278,261

Semiconductor Equipment — 3.0%
Applied Materials, Inc.	17,816	1,722,451
KLA Corp.	4,093	1,146,326
Lam Research Corp.	3,244	1,569,934
Teradyne, Inc.	999	113,367

		4,552,078

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,044	164,253

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	6,671	563,233

Software Tools — 0.1%
VMware, Inc., Class A†	768	105,869

Steel-Producers — 0.3%
Nucor Corp.	5,189	252,860
Reliance Steel & Aluminum Co.	931	108,070
Steel Dynamics, Inc.	4,047	138,691

		499,621

Telephone-Integrated — 1.9%
AT&T, Inc.	51,991	1,488,502
Lumen Technologies, Inc.	6,673	82,612
Verizon Communications, Inc.	24,813	1,358,512

		2,929,626

Tobacco — 2.0%
Altria Group, Inc.	34,277	1,408,099
Philip Morris International, Inc.	19,915	1,586,230

		2,994,329

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,115	200,689

Transport-Rail — 1.0%
Union Pacific Corp.	7,267	1,435,014

Transport-Services — 1.4%
C.H. Robinson Worldwide, Inc.	3,818	326,668
Expeditors International of Washington, Inc.	4,634	414,836
United Parcel Service, Inc., Class B	8,752	1,356,560

		2,098,064

Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	2,301	309,853
Landstar System, Inc.	1,020	142,188
Old Dominion Freight Line, Inc.	1,564	303,416
Schneider National, Inc., Class B	627	13,167

		768,624

Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	423	772,973
Alphabet, Inc., Class C†	412	756,325

		1,529,298

113

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	4,236	$709,742

Total Long-Term Investment Securities (cost $130,944,746)		149,238,552

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.00% due 02/01/2021 (cost $925,000)	$925,000	925,000

TOTAL INVESTMENTS (cost $131,869,746)(2)	99.9%	150,163,552
Other assets less liabilities	0.1	171,782

NET ASSETS	100.0%	$150,335,334

†	Non-income producing security

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foot Locker, Inc.	12/23/2020	3,242	$136,791	$142,065	$43.82	0.09%

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$149,238,552	$—	$—	$149,238,552
Short-Term Investment Securities	—	925,000	—	925,000

Total Investments at Value	$149,238,552	$925,000	$—	$150,163,552

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

114

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	37.8%
Domestic Equity Investment Companies	32.8
International Equity Investment Companies	29.5

100.1%

*	Calculated as a percentage of net assets

115

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 32.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	566,866	$16,801,899
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	274,296	3,672,827
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	139,124	1,988,078

Total Domestic Equity Investment Companies (cost $18,318,765)		22,462,804

Domestic Fixed Income Investment Companies — 37.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,475,896	16,648,104
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	860,791	9,279,328

Total Domestic Fixed Income Investment Companies (cost $25,165,842)		25,927,432

International Equity Investment Companies — 29.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	150,442	2,688,404
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,436,902	17,515,834

Total International Equity Investment Companies (cost $17,272,918)		20,204,238

TOTAL INVESTMENTS (cost $60,757,525)(1)	100.1%	68,594,474
Liabilities in excess of other assets	(0.1)	(89,665)

NET ASSETS	100.0%	$68,504,809

@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$68,594,474	$—	$—	$68,594,474

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

116

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	40.8%
International Equity Investment Companies	36.4
Domestic Fixed Income Investment Companies	22.9

100.1%

*	Calculated as a percentage of net assets

117

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 40.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	592,393	$17,558,531
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	284,306	3,806,864
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	208,861	2,984,622

Total Domestic Equity Investment Companies (cost $19,815,536)		24,350,017

Domestic Fixed Income Investment Companies — 22.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	781,957	8,820,475
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	447,015	4,818,824

Total Domestic Fixed Income Investment Companies (cost $13,169,002)		13,639,299

International Equity Investment Companies — 36.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	199,676	3,568,211
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,489,157	18,152,821

Total International Equity Investment Companies (cost $18,670,990)		21,721,032

TOTAL INVESTMENTS (cost $51,655,528)(1)	100.1%	59,710,348
Liabilities in excess of other assets	(0.1)	(86,410)

NET ASSETS	100.0%	$59,623,938

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$59,710,348	$—	$—	$59,710,348

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

118

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.8%
International Equity Investment Companies	44.3
Domestic Fixed Income Investment Companies	8.0

100.1%

*	Calculated as a percentage of net assets

119

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 47.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,381,946	$70,600,879
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,322,820	17,712,556
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	890,014	12,718,305

Total Domestic Equity Investment Companies (cost $81,781,653)		101,031,740

Domestic Fixed Income Investment Companies — 8.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	965,664	10,892,695
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	549,423	5,922,784

Total Domestic Fixed Income Investment Companies (cost $16,622,488)		16,815,479

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 44.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	708,199	$12,655,514
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,641,089	80,954,880

Total International Equity Investment Companies (cost $81,313,664)		93,610,394

TOTAL INVESTMENTS (cost $179,717,805)(1)	100.1%	211,457,613
Liabilities in excess of other assets	(0.1)	(139,213)

NET ASSETS	100.0%	$211,318,400

@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$211,457,613	$—	$—	$211,457,613

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See	Notes to Financial Statements

120

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Sovereign	48.0%
United States Treasury Bonds	8.6
Diversified Financial Services	5.2
Diversified Banking Institutions	4.7
Banks-Commercial	4.3
Federal National Mtg. Assoc.	3.6
Government National Mtg. Assoc.	3.0
Registered Investment Companies	2.9
United States Treasury Notes	2.6
Foreign Government Obligations	1.9
Federal Home Loan Mtg. Corp.	1.3
Medical-Drugs	1.2
Regional Authority	1.1
Real Estate Investment Trusts	0.6
Federal Home Loan Bank	0.6
Pipelines	0.6
Electronic Components-Semiconductors	0.5
Telephone-Integrated	0.5
Aerospace/Defense-Equipment	0.5
Cellular Telecom	0.5
Brewery	0.5
Computers	0.4
Water	0.4
Data Processing/Management	0.4
Chemicals-Diversified	0.4
Tobacco	0.3
SupraNational Banks	0.3
Airport Development/Maintenance	0.3
Medical-HMO	0.3
Drug Delivery Systems	0.3
Oil Companies-Integrated	0.3
Semiconductor Components-Integrated Circuits	0.2
Real Estate Operations & Development	0.2
Winding-Up Agency	0.2
Commercial Services-Finance	0.2
Private Equity	0.2
Oil Companies-Exploration & Production	0.2
Insurance-Life/Health	0.2
Electric-Generation	0.2
Building-Heavy Construction	0.2
Finance-Leasing Companies	0.2
Cable/Satellite TV	0.2
Diversified Manufacturing Operations	0.1
Aerospace/Defense	0.1
Investment Companies	0.1
Retail-Discount	0.1
Computers-Memory Devices	0.1
Building Products-Cement	0.1
Medical-Hospitals	0.1
Auto-Cars/Light Trucks	0.1
Veterinary Diagnostics	0.1
Independent Power Producers	0.1
Internet Content-Information/News	0.1
Food-Retail	0.1
Chemicals-Other	0.1
Gas-Distribution	0.1
Diagnostic Equipment	0.1
Chemicals-Specialty	0.1
Coatings/Paint	0.1
Motion Pictures & Services	0.1
Retail-Restaurants	0.1
Containers-Metal/Glass	0.1
Insurance-Multi-line	0.1
Building Societies	0.1
Options Purchased	0.1
Food-Meat Products	0.1

Broadcast Services/Program	0.1%
Auto-Heavy Duty Trucks	0.1
Protection/Safety	0.1

101.0%

Country Allocation*

United States	34.3%
Japan	21.6
France	10.7
Italy	8.2
United Kingdom	7.2
Spain	5.1
Cayman Islands	2.2
Canada	1.6
Belgium	1.6
Netherlands	1.4
Australia	0.9
Germany	0.9
Luxembourg	0.6
Austria	0.6
SupraNational	0.5
Sweden	0.5
Switzerland	0.4
Denmark	0.3
Mexico	0.3
Ireland	0.2
Romania	0.2
Egypt	0.2
Brazil	0.2
British Virgin Islands	0.1
Dominican Republic	0.1
United Arab Emirates	0.1
Guernsey	0.1
Ukraine	0.1
Israel	0.1
Bermuda	0.1
Indonesia	0.1
Turkey	0.1
Peru	0.1
Colombia	0.1
Isle of Man	0.1
Jersey	0.1

101.0%

Credit Quality#†

Aaa	24.5%
Aa	11.3
A	11.6
Baa	25
Ba	3.5
B	1.1
Caa	0.4
Not Rated@	22.6

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

121

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 5.2%
Cayman Islands — 1.8%
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.48% (3 ML+1.24%) due 04/15/2033*(1)		$2,600,000	$2,602,374
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.63% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,231,164
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 3.99% (3 ML+3.90%) due 01/19/2034*(1)		400,000	397,401
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 1.14% (3 ML+0.92%) due 10/20/2027*(1)		1,697,314	1,694,526
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.52% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,201,818

			7,127,283

United Kingdom — 0.7%
Harben Finance PLC FRS Series 2017-1X, Class A 0.85% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	556,697	763,812
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.90% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	470,489	644,723
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.25% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,214,296	1,669,120

			3,077,655

United States — 2.7%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	296,309
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)		200,000	163,776
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)		175,000	156,228
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	259,090
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)		100,000	94,017
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.49% due 02/15/2050*(3)(4)		150,000	128,771
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)		250,000	227,629

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.12% due 10/10/2051*(3)(4)	$250,000	$243,526
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class D 2.60% due 02/15/2053*(3)	450,000	398,104
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)	125,000	107,707
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.75% due 02/10/2049(3)(4)	200,000	197,472
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)	250,000	231,045
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.55% (1 ML+0.21%) due 03/20/2046(2)	175,911	148,991
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.67% (1 ML+0.27%) due 02/25/2036(2)	318,114	276,598
GS Mtg. Securities Trust Series 2019-GC42, Class D 2.80% due 09/01/2052*(3)	100,000	94,855
Higher Education Funding I FRS Series 2014-1, Class A 1.26% (3 ML+1.05%) due 05/25/2034*	1,314,813	1,322,578
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.36% (1 ML+0.23%) due 04/25/2037	586,979	561,758
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.37% (1 ML+0.24%) due 06/25/2047(2)	277,037	249,410
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.93% due 07/25/2059*(4)	245,265	255,913
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)	200,000	191,914
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.92% (6 ML+0.66%) due 11/20/2034(2)	20,553	20,200
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.28% (3 ML+0.06%) due 07/25/2022	1,527,695	1,477,322
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.33% (3 ML+0.11%) due 12/15/2032*	1,224,089	1,174,792

122

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.97% (3 ML+0.75%) due 04/25/2023		$240,760	$234,751
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.87% (3 ML+1.65%) due 07/25/2022		510,115	514,940
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.92% (3 ML+1.70%) due 07/25/2023		607,665	613,181
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.49% (12 MTA+0.99%) due 06/25/2046(2)		245,212	212,687
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.13% due 12/28/2037(2)(4)		183,062	179,487
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)		200,000	181,232
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)		150,000	127,197
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)		200,000	194,053
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		123,183	126,570

			10,662,103

Total Asset Backed Securities (cost $20,048,701)			20,867,041

CORPORATE BONDS & NOTES — 20.0%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	421,822
Macquarie Group, Ltd. Senior Notes 0.63% due 02/03/2027	EUR	150,000	186,346
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	226,224
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		240,000	269,714
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	529,284

			1,633,390

Security Description		Principal Amount**	Value (Note 2)
Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		$250,000	$284,450

Brazil — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030		200,000	212,438

British Virgin Islands — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	275,283
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	225,456

			500,739

Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		260,000	259,513
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	211,000

			470,513

Cayman Islands — 0.4%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	262,486
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*		455,000	443,625
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	801,227

			1,507,338

France — 4.1%
Aeroports de Paris Senior Notes 1.00% due 01/05/2029	EUR	300,000	384,668
BNP Paribas SA Senior Notes 0.50% due 09/01/2028	EUR	500,000	609,898
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*		325,000	325,681
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*		250,000	261,228
BNP Paribas SA Sub. Notes 2.63% due 10/14/2027	EUR	100,000	125,906
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,232,224
BPCE SA Senior Notes 1.65% due 10/06/2026*		525,000	534,583

123

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
France (continued)
BPCE SA Senior Notes 4.00% due 09/12/2023*		$1,300,000	$1,411,873
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	239,053
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	649,813
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	257,828
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,781,360
La Mondiale SAM Sub. Notes 0.75% due 04/20/2026	EUR	300,000	366,663
Societe Generale SA Senior Notes 0.88% due 09/22/2028	EUR	200,000	249,586
Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	551,235
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	275,000	343,140

			16,324,739

Germany — 0.6%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	405,445
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	252,420
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	151,993
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	308,446
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	323,365
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	862,340

			2,304,009

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	432,129

Ireland — 0.1%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	481,394

Security Description		Principal Amount**	Value (Note 2)
Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		$200,000	$203,484

Italy — 0.2%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	303,630
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	458,842

			762,472

Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		200,000	201,923

Luxembourg — 0.5%
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	447,451
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	382,034
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	386,182
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	458,997
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	428,734

			2,103,398

Mexico — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.20% due 09/17/2030*		200,000	217,500
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	212,625
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	200,690
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	200,690
Petroleos Mexicanos Senior Notes 6.88% due 10/16/2025*		100,000	108,961

			940,466

Netherlands — 1.1%
ABN AMRO Bank NV Sub. Notes 2.88% due 01/18/2028	EUR	300,000	382,334

124

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Netherlands (continued)
Airbus SE Senior Notes 2.00% due 04/07/2028	EUR	300,000	$404,066
Airbus SE Senior Notes 2.38% due 04/07/2032	EUR	300,000	425,330
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	419,335
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	598,577
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	213,200
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	945,954
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030		13,000	14,273
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	23,450
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	215,890
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	884,072

			4,526,481

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 2.63% due 11/15/2025*	EUR	125,000	154,652

Spain — 1.1%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	370,130
Banco Santander SA Sub. Notes 1.63% due 10/22/2030	EUR	300,000	377,772
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	639,711
Banco Santander SA Sub. Notes 2.75% due 12/03/2030		400,000	403,550
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	222,512
Banco Santander SA Senior Notes 3.49% due 05/28/2030		400,000	443,462
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	500,000	606,879
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	503,278

Security Description		Principal Amount**	Value (Note 2)
Spain (continued)
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	$666,574

			4,233,868

SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	444,209
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	249,688
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,082,372
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*		250,000	278,855
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		28,000	29,652

			2,084,776

Sweden — 0.1%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	182,895

Switzerland — 0.2%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	272,470
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	671,999

			944,469

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	215,926

United Kingdom — 0.8%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,115,541
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	232,424
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	839,196
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	230,025
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	244,632

125

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	$700,000	$699,555

		3,361,373

United States — 8.9%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024	750,000	801,008
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	750,000	823,644
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	650,000	718,827
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	350,000	407,473
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	400,000	482,263
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	26,000	26,533
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	350,000	368,762
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	24,000	26,340
Albertsons Cos,. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	329,000	324,887
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	200,000	199,625
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	28,000	28,840
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	550,000	616,784
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	200,000	249,326
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	300,000	339,065
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	200,000	242,283

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Anthem, Inc. Senior Notes 2.25% due 05/15/2030		$700,000	$721,562
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030		150,000	169,114
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	251,748
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*		352,000	350,985
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	56,142
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	74,423
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*		280,000	275,100
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,097,098
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	560,883
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	26,638
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	741,858
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*		28,000	28,356
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		950,000	1,031,252
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	49,864
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	23,419
Boeing Co. Senior Notes 5.15% due 05/01/2030		425,000	504,095
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	32,871
Broadcom, Inc. Company Guar. Notes 3.46% due 09/15/2026		364,000	400,450
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024		400,000	437,950
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026		400,000	453,480
Broadcom, Inc. Company Guar. Notes 4.70% due 04/15/2025		500,000	569,289

126

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	$95,000	$92,388
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	275,000	282,562
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	350,000	359,625
Centene Corp. Senior Notes 3.00% due 10/15/2030	350,000	366,082
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	143,000	161,202
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	290,000	300,151
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	167,000	180,131
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	400,000	459,500
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	800,000	867,910
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	1,050,000	1,167,323
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	175,000	207,323
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	16,000	14,565
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029	250,000	291,592
CVS Health Corp Senior Notes 4.25% due 04/01/2050	100,000	120,000
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	125,000	145,863
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	150,000	180,420
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	475,000	572,771
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	75,000	95,788
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	250,000	201,875
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	400,000	450,112

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*		$100,000	$102,233
Elanco Animal Health, Inc. Senior Notes 5.27% due 08/28/2023		350,000	378,000
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	981,151
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		59,000	61,065
Fidelity National Information Services, Inc. Senior Notes 0.63% due 12/03/2025	EUR	300,000	373,571
Fidelity National Information Services, Inc. Company Guar. Notes 0.75% due 05/21/2023	EUR	300,000	371,051
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	100,000	130,545
Fidelity National Information Services, Inc. Company Guar. Notes 2.60% due 05/21/2025	GBP	200,000	296,522
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	276,909
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	413,126
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	51,916
General Electric Co. Senior Notes 4.35% due 05/01/2050		500,000	575,905
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		350,000	392,959
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	384,004
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	226,604
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	194,327
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		26,000	27,454
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	29,400
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031		600,000	628,546

127

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$350,000	$374,029
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	28,000	28,578
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*	28,000	30,141
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	25,000	27,568
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	52,515
MPLX LP Senior Notes 4.50% due 04/15/2038	250,000	279,458
MPLX LP Senior Notes 4.70% due 04/15/2048	200,000	223,830
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029	300,000	320,841
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	4,000	3,848
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	200,000	226,625
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*	300,000	301,822
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	100,000	102,184
Nutrition & Biosciences, Inc. Senior Notes 2.30% due 11/01/2030*	200,000	203,711
Nutrition & Biosciences, Inc. Senior Notes 3.27% due 11/15/2040*	50,000	52,506
Nutrition & Biosciences, Inc. Senior Notes 3.47% due 12/01/2050*	250,000	264,604
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026	150,000	157,688
PayPal Holdings, Inc. Senior Notes 2.30% due 06/01/2030	550,000	577,077
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	28,000	28,840
Phillips 66 Company Guar. Notes 1.30% due 02/15/2026	50,000	50,579
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025	150,000	167,234

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026		$25,000	$25,027
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*		28,000	31,109
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	757,882
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		26,000	27,300
Sprint Communications, Inc. Company Guar. Notes 6.00% due 11/15/2022		26,000	27,938
Summit Materials LLC/Summit Materials Finance Corp. Company Guar. Notes 5.25% due 01/15/2029*		184,000	193,660
Summit Materials LLC/Summit Materials Finance Corp. Company Guar. Notes 6.50% due 03/15/2027*		26,000	27,560
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		300,000	295,350
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*		250,000	274,049
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*		450,000	505,714
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		650,000	735,384
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028		100,000	106,810
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	309,006
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027		750,000	773,820
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	343,736
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032		175,000	180,042
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	750,105
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	542,971
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		200,000	230,336

			35,536,185

128

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		$390,000	$14,625

Total Corporate Bonds & Notes (cost $74,172,534)			79,618,132

FOREIGN GOVERNMENT OBLIGATIONS — 49.1%
Australia — 0.5%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	696,434
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,150,172

			1,846,606

Austria — 0.5%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	2,149,906

Belgium — 1.6%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,697,858
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	857,744
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,537,590
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	1,218,269

			6,311,461

Canada — 1.5%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,525,020
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	3,089,455
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	458,335
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	993,173

			6,065,983

Colombia — 0.1%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	209,800

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,436,472

Security Description		Principal Amount**	Value (Note 2)
Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		$150,000	$156,825
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	157,050
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	168,000

			481,875

Egypt — 0.2%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	644,830

France — 6.3%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	8,474,945
Government of France Bonds 0.01% due 11/25/2030	EUR	6,710,000	8,369,502
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,969,919
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,812,843
Government of France Bonds 4.50% due 04/25/2041	EUR	1,940,000	4,401,314

			25,028,523

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	267,692

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	220,391

Ireland — 0.1%
Republic of Ireland Senior Notes 0.20% due 10/18/2030	EUR	320,000	406,048

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	341,139

Italy — 7.8%
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	3,176,031
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	9,440,853
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	890,716

129

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	$5,546,404
Republic of Italy Senior Notes 3.75% due 08/01/2021*	EUR	1,300,000	1,610,599
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,529,079
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,930,013

			31,123,695

Japan — 19.7%
Government of Japan Bonds 0.10% due 07/01/2022	JPY	154,750,000	1,482,169
Government of Japan Bonds 0.10% due 10/01/2022	JPY	48,500,000	464,793
Government of Japan Bonds 0.10% due 01/01/2023	JPY	2,657,050,000	25,477,189
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,724,035
Government of Japan Bonds 0.10% due 06/20/2030	JPY	251,150,000	2,414,680
Government of Japan Bonds 0.10% due 12/20/2030	JPY	467,850,000	4,487,555
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	779,138
Government of Japan Bonds 0.40% due 06/20/2040	JPY	1,700,000	16,079
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	121,618
Government of Japan Bonds 0.50% due 12/20/2040	JPY	625,800,000	6,019,976
Government of Japan Bonds 0.50% due 03/20/2049	JPY	32,850,000	302,413
Government of Japan Bonds 0.50% due 03/20/2060	JPY	514,950,000	4,601,144
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	5,346,356
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,198,700,000	11,778,491
Government of Japan Bonds 2.00% due 09/20/2041	JPY	421,000,000	5,214,781

Security Description		Principal Amount**	Value (Note 2)
Japan (continued)
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(7)	JPY	739,470,438	$7,114,081

			78,344,498

Mexico — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031		210,000	208,854
United Mexican States Senior Notes 3.77% due 05/24/2061		220,000	211,972

			420,826

Peru — 0.1%
Republic of Peru Senior Notes 2.78% due 12/01/2060		150,000	145,050
Republic of Peru Senior Notes 3.23% due 07/28/2121		70,000	67,200

			212,250

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	88,369
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	137,727
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	13,656
Government of Romania Senior Notes 3.38% due 01/28/2050	EUR	30,000	40,966
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	433,179
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	159,649

			873,546

Spain — 3.7%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	900,000	1,213,549
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	6,498,339
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	837,439
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,050,000	2,274,085
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,298,972

130

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	$2,677,982

			14,800,366

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	589,887
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	897,267

			1,487,154

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	403,378

United Arab Emirates — 0.1%
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		400,000	475,680

United Kingdom — 5.4%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	170,000	299,950
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,424,016
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,516,239
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,896,541
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,950,667
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,514,335

			21,601,748

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	21,275

Total Foreign Government Obligations (cost $175,642,988)			195,175,142

U.S. GOVERNMENT AGENCIES — 8.5%
United States — 8.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,419,085
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		323,906	376,272
5.00% due 11/01/2038		65,411	75,986
5.00% due 01/01/2039		20,934	24,312
5.00% due 09/01/2039		47,998	55,737
5.00% due 05/01/2041		258,672	300,790

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class B1 4.08% (SOFR30A+4.00%) due 11/25/2050*(2)	$119,000	$123,570
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M2 1.83% (1 ML+1.70%) due 01/25/2050*(2)	1,148,000	1,146,265
Series 2020-DNA2, Class B1 2.63% (1 ML+2.50%) due 02/25/2050*(2)	195,000	193,048
Series 2020-DNA6, Class B1 3.08% (SOFR30A+3.00%) due 12/25/2050*(2)	435,000	439,891
Series 2020-DNA3, Class M2 3.13% (1 ML+3.00%) due 06/25/2050*(2)	150,000	151,131
Series 2020-HQA4, Class M2 3.28% (1 ML+3.15%) due 09/25/2050*(2)	415,000	419,424
Series 2020-DNA4, Class M2 3.88% (1 ML+3.75%) due 08/25/2050*(2)	130,000	131,712
Series 2020-DNA5, Class B1 4.88% (SOFR30A+4.80%) due 10/25/2050*(2)	534,000	557,540
Series 2020-DNA3, Class B1 5.23% (1 ML+5.10%) due 06/25/2050*(2)	535,000	560,076
Series 2020-DNA4, Class B1 6.13% (1 ML+6.00%) due 08/25/2050*(2)	563,000	602,388
Federal National Mtg. Assoc.
0.50% due 11/07/2025	6,310,000	6,320,972
4.50% due 02/01/2040	7,967	8,663
4.50% due 08/01/2041	72,472	81,639
5.00% due 04/01/2048	4,316,795	4,773,498
6.00% due 10/01/2034	231,251	276,571
6.00% due 11/01/2034	19,879	22,397
6.00% due 02/01/2037	210,784	252,063
6.00% due 03/01/2037	19,396	23,350
6.00% due 10/01/2037	88,762	106,833
6.00% due 08/01/2038	49,891	58,940
6.00% due 06/01/2039	1,075	1,222
6.00% due 10/01/2040	84,348	100,883
6.00% due 04/01/2041	10,309	12,286
6.00% due 05/01/2041	75,348	90,625
6.00% due 10/01/2041	78,521	88,706
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.43% (1 ML+2.30%) due 08/25/2031*(2)	181,185	181,616
Series 2014-C01, Class M2 4.53% (1 ML+4.40%) due 01/25/2024(2)	376,523	385,349
Series 2013-C01, Class M2 5.38% (1 ML+5.25%) due 10/25/2023(2)	70,445	72,814

131

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		$249,677	$303,306
Series 2012-111, Class B 7.00% due 10/25/2042(2)		67,768	81,804
Government National Mtg. Assoc.
2.00% due February 30 TBA		3,000,000	3,112,734
4.50% due 02/20/2049		4,368,288	4,753,533
5.00% due 09/20/2049		3,686,188	4,033,545
Uniform Mtg. Backed Securities 5.00% due 02/12/2051		1,000,000	1,106,504

Total U.S. Government Agencies (cost $33,235,620)			33,827,080

U.S. GOVERNMENT TREASURIES — 11.2%
United States — 11.2%
United States Treasury Bonds zero coupon due 02/15/2038		350,000	260,720
zero coupon due 08/15/2038		670,000	492,858
2.00% due 02/15/2050		1,100,000	1,139,660
2.75% due 11/15/2047(9)		2,390,000	2,870,147
3.63% due 02/15/2044(9)		21,620,000	29,472,452
United States Treasury Notes 0.38% due 12/31/2025(9)		290,000	289,185
0.63% due 12/31/2027		450,000	445,711
0.88% due 11/15/2030(9)		1,650,000	1,616,742
2.38% due 01/31/2023		5,000	5,224
2.63% due 03/31/2025(9)		2,730,000	2,989,243
2.75% due 05/31/2023		1,470,000	1,558,889
2.88% due 08/15/2028(9)		2,980,000	3,424,206

Total U.S. Government Treasuries (cost $40,427,747)			44,565,037

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.1%
Austria — 0.1%
Erste Group Bank AG 6.50% due 04/15/2024(8)	EUR	200,000	268,498

Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		240,000	238,800
Itau Unibanco Holding SA 4.63% due 02/27/2025*(8)		200,000	191,120

			429,920

France — 0.3%
Electricite de France SA 2.88% due 12/15/2026(8)	EUR	600,000	749,974
Societe Generale SA 5.38% due 11/18/2030*(8)		325,000	337,935

			1,087,909

Germany — 0.2%
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	600,000	766,356

Italy — 0.2%
Intesa Sanpaolo SpA 5.88% due 09/01/2031(8)	EUR	300,000	403,129

Security Description		Shares/ Principal Amount**	Value (Note 2)
Italy (continued)
UniCredit SpA 7.50% due 06/03/2026(8)	EUR	450,000	$631,425

			1,034,554

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 06/30/2031	EUR	300,000	400,969

Netherlands — 0.3%
Abertis Infraestructuras Finance BV 3.25% due 11/24/2025(8)	EUR	600,000	745,746
ABN AMRO Bank NV 4.38% due 09/22/2025(8)	EUR	400,000	513,229

			1,258,975

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.50% due 03/05/2025(8)		400,000	423,000
Banco Santander SA 4.38% due 01/14/2026(8)	EUR	600,000	725,399

			1,148,399

Switzerland — 0.2%
Credit Suisse Group AG 5.25% due 02/11/2027*(8)		400,000	422,980
Credit Suisse Group AG 7.25% due 09/12/2025*(8)		200,000	225,120

			648,100

United Kingdom — 0.3%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	259,003
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	263,975
Natwest Group PLC 5.13% due 05/12/2027(8)	GBP	550,000	793,145

			1,316,123

Total Preferred Securities/Capital Securities (cost $7,831,230)			8,359,803

OPTIONS — PURCHASED — 0.1%
United States — 0.1%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(12)		35,980,000	211,587

Germany — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(12)		730,000	17,516

Total Options — Purchased (cost $238,788)			229,103

Total Long-Term Investment Securities (cost $351,597,608)			382,641,338

132

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 4.8%
Foreign Government Obligations — 1.9%
Government of Japan Disc. Notes zero coupon due 04/26/2021	JPY	812,099,999	$7,754,792

Registered Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(10)		11,527,947	11,527,947

Total Short-Term Investment Securities (cost $19,319,120)			19,282,739

TOTAL INVESTMENTS (cost $370,916,728)(11)		101.0%	401,924,077
Liabilities in excess of other assets		(1.0)	(4,169,666)

NET ASSETS		100.0%	$397,754,411

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $78,719,677 representing 19.8% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$14,625	$3.75	0.00%

Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	21,275	9.25	0.01%

				$35,900		0.01%

(6)	Security in default of interest.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity—maturity date reflects the next call date.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The rate shown is the 7-day yield as of January 31, 2021.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Options — Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.51% versus USD-LIBOR-BBA maturing on 04/13/2021	Citibank, N.A.	April 2021	1.51%	$600	$12,720	$11,132	$(1,588)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.51% versus USD-LIBOR-BBA maturing on 04/13/2021	Citibank, N.A.	April 2021	1.51	1,080	22,140	20,038	(2,102)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR-BBA maturing on 11/14/2022	JPMorgan Chase Bank	November 2022	0.70	7,300	73,886	52,839	(21,047)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.78% versus USD-LIBOR-BBA maturing on 02/16/2021	JPMorgan Chase Bank	February 2021	0.78	1,600	7,980	28	(7,952)

133

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Over the Counter Purchased Call Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.47% versus USD-LIBOR-BBA maturing on 04/12/2021	JPMorgan Chase Bank, N.A., London	April 2021	1.47%	$620	$12,028	$9,181	$(2,847)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.83% versus USD-LIBOR-BBA maturing on 02/12/2021	Morgan Stanley Co., Inc.	February 2021	0.83	1,860	9,858	55	(9,803)

					$138,612	$93,273	$(45,339)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.17% versus EUR-EURIBOR-Reuters maturing on 04/12/2021	Morgan Stanley Co., Inc.	April 2021	0.17%	$380	$8,674	$8,847	$173
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.16% versus EUR-EURIBOR-Reuters maturing on 04/13/2021	Citibank, N.A.	April 2021	0.16	350	7,105	8,669	1,564
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.56% versus USD-LIBOR-BBA maturing on 06/17/2021	JPMorgan Chase Bank	June 2021	0.56	15,150	67,664	103,885	36,221
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.90% versus USD-LIBOR-BBA maturing on 07/08/2021	JPMorgan Chase Bank, N.A., London	July 2021	0.90	7,770	16,733	14,429	(2,304)

					$100,176	$135,830	$35,654

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK	— Swedish Krona
USD	— U.S. Dollar
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3M SONIA — 3 Month Sterling Overnight Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

SOFR30A — Secured Overnight Financing Rate 30 Day Average

134

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.29% versus EUR-EURIBOR-Reuters maturing 02/16/2021	Bank of America N.A.	February 2021	0.29%	$1,950	$7,337	$926	$6,411
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.00% versus EUR-EURIBOR-Reuters maturing 02/12/2021	Citibank, N.A.	February 2021	0.00	2,270	9,006	1,610	7,396
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.00% versus EUR-EURIBOR-Reuters maturing 03/08/2021	Citibank, N.A.	March 2021	0.00	590	19,719	4,154	15,565
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.47% versus USD-LIBOR-BBA maturing 04/22/2021	Citibank, N.A.	April 2021	0.47	11,690	18,704	13,949	4,755
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.59% versus EUR-EURIBOR-Reuters maturing 04/12/2021	Citibank, N.A.	April 2021	0.59	480	13,047	7,696	5,351
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.63% versus EUR-EURIBOR-Reuters maturing 04/13/2021	Citibank, N.A.	April 2021	0.63	460	14,110	9,493	4,617
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR-Reuters maturing 03/10/2021	JPMorgan Chase Bank	March 2021	0.02	630	20,195	3,984	16,211
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR-Reuters maturing 03/10/2021	JPMorgan Chase Bank	March 2021	0.02	350	11,092	2,214	8,878
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR-BBA maturing 11/14/2022	JPMorgan Chase Bank	November 2022	1.06	1,400	72,718	42,648	30,070
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.00% versus EUR-EURIBOR-Reuters maturing 03/08/2021	Morgan Stanley Co., Inc.	March 2021	0.00	390	12,985	2,746	10,239
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR-Reuters maturing 03/02/2021	Morgan Stanley Co., Inc.	March 2021	0.02	370	12,135	2,696	9,439
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR-Reuters maturing 03/02/2021	Morgan Stanley Co., Inc.	March 2021	0.02	610	20,302	4,446	15,856
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.04% versus EUR-EURIBOR-Reuters maturing 04/06/2021	Morgan Stanley Co., Inc.	April 2021	0.04	610	20,920	5,580	15,340
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.04% versus EUR-EURIBOR-Reuters maturing 04/06/2021	Morgan Stanley Co., Inc.	April 2021	0.04	360	11,994	3,293	8,701
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.63% versus EUR-EURIBOR-Reuters maturing 04/13/2021	UBS AG	April 2021	0.63	830	22,743	17,129	5,614

					$287,007	$122,564	$164,443

135

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.67% versus USD-LIBOR-BBA maturing 04/22/2021	Citibank, N.A.	April 2021	0.67%	$11,690	$22,211	$25,411	$(3,200)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.76% versus USD-LIBOR-BBA maturing 06/17/2021	JPMorgan Chase Bank	June 2021	0.76	15,150	26,547	40,823	(14,276)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.66% versus USD-LIBOR-BBA maturing 06/17/2021	JPMorgan Chase Bank	June 2021	0.66	15,150	41,117	65,197	(24,080)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.63% versus USD-LIBOR-BBA maturing 07/08/2021	JPMorgan Chase Bank	July 2021	1.63	3,960	16,713	18,044	(1,331)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.71% versus USD-LIBOR-BBA maturing 04/12/2021	Morgan Stanley Co., Inc.	April 2021	0.71	2,920	9,855	3,926	5,929
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.71% versus USD-LIBOR-BBA maturing 04/13/2021	Morgan Stanley Co., Inc.	April 2021	0.71	2,670	6,995	3,699	3,296

					$123,438	$157,100	$(33,662)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

45	Long	Australian 3 Year Bonds	March 2021	$4,035,897	$4,038,280	$2,383

50	Long	Euro-BOBL	March 2021	8,204,420	8,206,629	2,209

18	Long	Euro-Bund	March 2021	3,871,393	3,871,830	437

121	Long	U.S. Treasury 2 Year Notes	March 2021	26,723,035	26,738,164	15,129

31	Short	U.S. Treasury 5 Year Notes	March 2021	3,902,729	3,902,125	604

5	Short	U.S. Treasury Ultra Bonds	March 2021	1,024,957	1,023,594	1,363

						$22,125

						Unrealized (Depreciation)

5	Long	Australian 10 Year Bonds	March 2021	$560,107	$557,398	$(2,709)

40	Long	Euro-Schatz	March 2021	5,453,449	5,452,235	(1,214)

5	Long	Japan 10 Year Bonds	March 2021	7,255,955	7,247,124	(8,831)

11	Short	Long GILT	March 2021	2,020,204	2,020,656	(452)

192	Long	U.S. Treasury 10 Year Notes	March 2021	26,310,699	26,310,000	(699)

						$(13,905)

		Net Unrealized Appreciation (Depreciation)				$8,220

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

136

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley Co, Inc.	AUD	2,795,779	USD	2,099,417	03/17/2021	$—	$(37,785)
	BRL	2,203,215	USD	417,250	02/02/2021	14,572	—
	CAD	5,648,380	USD	4,421,681	03/17/2021	4,066	—
	CHF	303,826	CAD	432,918	03/17/2021	—	(2,930)
	CHF	337,931	EUR	314,355	03/17/2021	1,997	—
	CHF	1,360,365	USD	1,535,418	03/17/2021	6,295	—
	CLP	253,546,239	USD	341,654	02/11/2021	—	(3,467)
	CLP	464,241,600	USD	642,309	02/12/2021	10,388	—
	CNH	20,074,217	USD	3,079,602	03/17/2021	—	(24,342)
	COP	492,877,166	USD	137,378	02/26/2021	—	(595)
	EUR	1,291,540	AUD	2,039,580	03/17/2021	—	(9,711)
	EUR	282,778	CAD	442,477	03/17/2021	2,569	—
	EUR	1,625,411	GBP	1,459,306	03/17/2021	25,531	—
	EUR	349,627	HUF	124,592,089	03/17/2021	—	(1,368)
	EUR	867,145	NOK	9,032,280	03/17/2021	1,109	—
	EUR	278,335	PLN	1,247,292	03/17/2021	—	(3,074)
	EUR	1,729,882	SEK	17,445,338	03/17/2021	—	(12,640)
	EUR	9,880,398	USD	12,012,520	03/17/2021	10,708	—
	EUR	7,542,660	USD	9,159,241	04/09/2021	—	(7,711)
	GBP	3,984,219	USD	5,374,656	03/04/2021	—	(85,147)
	GBP	495,835	EUR	555,696	03/17/2021	—	(4,517)
	GBP	2,416,074	USD	3,279,160	03/17/2021	—	(31,993)
	HUF	127,242,008	EUR	351,308	03/17/2021	—	(5,593)
	ILS	7,816,874	USD	2,416,515	03/17/2021	33,999	—
	INR	50,898,426	USD	687,445	04/27/2021	—	(1,926)
	JPY	32,180,722	EUR	255,465	03/17/2021	2,955	—
	JPY	35,896,654	GBP	252,503	03/17/2021	3,195	—
	JPY	496,875,488	USD	4,787,827	03/17/2021	42,126	—
	JPY	491,577,202	USD	4,747,866	03/18/2021	52,713	—
	JPY	812,268,767	USD	7,786,923	04/26/2021	25,414	—
	KRW	809,434,400	USD	740,322	02/19/2021	16,472	—
	KRW	2,108,005,696	USD	1,935,130	04/05/2021	50,201	—
	MXN	30,113,781	USD	1,490,195	03/17/2021	27,858	—
	NOK	16,512,441	EUR	1,549,414	03/17/2021	—	(45,592)
	NOK	21,336,278	USD	2,454,057	03/17/2021	—	(36,763)
	NZD	2,833,265	AUD	2,684,000	03/17/2021	15,753	—
	NZD	400,000	CAD	366,420	03/17/2021	—	(864)
	NZD	471,273	EUR	273,689	03/17/2021	—	(6,207)
	NZD	3,993,668	USD	2,834,886	03/17/2021	—	(34,987)
	PHP	50,415,941	USD	1,047,890	02/08/2021	—	(1,077)
	PLN	3,681,102	EUR	815,002	03/17/2021	1,249	—
	RUB	50,552,642	USD	666,600	02/08/2021	—	(1,086)
	SEK	4,015,619	USD	476,953	02/26/2021	—	(3,716)
	SEK	12,678,961	EUR	1,253,704	03/17/2021	4,882	—
	SEK	2,852,285	NOK	2,913,691	03/17/2021	—	(1,346)
	SEK	31,503,454	USD	3,719,556	03/17/2021	—	(52,232)
	SGD	2,298,310	USD	1,730,462	03/17/2021	373	—
	THB	67,437,730	USD	2,245,481	03/17/2021	—	(7,402)
	TRY	2,486,487	USD	327,851	03/17/2021	—	(5,875)
	TWD	80,524,317	USD	2,882,891	02/05/2021	7,543	—
	TWD	18,680,834	USD	668,605	02/17/2021	1,086	—
	TWD	57,670,134	USD	2,060,811	03/05/2021	—	(3,641)
	USD	473,786	BRL	2,471,963	02/02/2021	—	(21,989)
	USD	2,988,597	TWD	83,696,380	02/05/2021	18	—
	USD	983,197	PHP	47,331,567	02/08/2021	1,596	—
	USD	1,379,350	RUB	104,513,365	02/08/2021	1,035	—
	USD	250,292	CLP	183,861,927	02/11/2021	—	(24)
	USD	1,089,590	CLP	785,666,956	02/12/2021	—	(20,149)
	USD	344,229	IDR	4,869,805,117	02/16/2021	2,220	—
	USD	665,740	TWD	18,680,834	02/17/2021	1,779	—
	USD	2,773,400	KRW	3,091,792,897	02/19/2021	—	(8,512)
	USD	619,282	COP	2,228,633,727	02/26/2021	4,586	—

137

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	585,512	IDR	8,317,200,682	03/05/2021	$5,048	$—
	USD	3,742,059	TWD	104,244,355	03/05/2021	—	(10,362)
	USD	5,791,671	AUD	7,582,041	03/11/2021	4,127	—
	USD	1,000,400	CAD	1,272,000	03/11/2021	—	(5,575)
	USD	1,035,809	AUD	1,356,282	03/17/2021	985	—
	USD	3,422,758	CAD	4,362,056	03/17/2021	—	(11,181)
	USD	1,275,772	CHF	1,129,674	03/17/2021	—	(5,957)
	USD	4,794,297	CNH	31,212,709	03/17/2021	31,920	—
	USD	9,628,493	EUR	7,929,188	03/17/2021	3,165	—
	USD	3,129,222	GBP	2,314,501	03/17/2021	42,730	—
	USD	2,646,010	ILS	8,448,454	03/17/2021	—	(70,993)
	USD	7,380,756	JPY	768,698,562	03/17/2021	—	(38,849)
	USD	1,802,595	MXN	36,366,918	03/17/2021	—	(36,603)
	USD	2,974,811	NOK	26,033,396	03/17/2021	64,356	—
	USD	3,706,846	NZD	5,240,502	03/17/2021	59,009	—
	USD	600,601	PLN	2,210,505	03/17/2021	—	(6,862)
	USD	677,741	SEK	5,610,307	03/17/2021	—	(6,040)
	USD	2,378,780	SGD	3,153,133	03/17/2021	—	(5,210)
	USD	2,911,346	THB	87,665,252	03/17/2021	17,275	—
	USD	1,648,219	TRY	13,108,172	03/17/2021	111,106	—
	USD	754,549	ZAR	11,308,302	03/17/2021	—	(11,458)
	USD	3,308,781	JPY	341,252,693	03/18/2021	—	(49,408)
	USD	13,261,393	EUR	10,911,246	04/09/2021	—	(440)
	USD	1,362,819	TWD	37,752,276	04/19/2021	—	(2,808)
	USD	743,824	INR	54,971,540	04/27/2021	713	—
	ZAR	11,068,286	USD	738,117	03/17/2021	10,799	—

Unrealized Appreciation (Depreciation)						$725,521	$(746,007)

AUD	— Australian Dollar	KRW	— South Korean Won
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krone
CHF	— Swiss Franc	NZD	— New Zealand Dollar
CLP	— Chilean Peso	PHP	— Philippine Peso
CNH	— Yuan Renminbi Offshore	PLN	— Polish Zloty
COP	— Colombian Peso	RUB	— New Russian Ruble
EUR	— Euro Currency	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HUF	— Hungarian Forint	THB	— Thai Baht
IDR	— Indonesian Rupiah	TRY	— Turkish Lira
ILS	— Israeli New Shekel	TWD	— Taiwan Dollar
INR	— Indian Rupee	USD	— United States Dollar
JPY	— Japanese Yen	ZAR	— South African Rand

138

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)

MXN	67,910	3/15/2023	4.400%/Monthly	1 month TIIE/Monthly	$1,052	$10,079

CAD	53,080	11/18/2023	0.700%/Semi-annually	3 month CDOR/Semi-annually	31,821	9,112

EUR	4,410	3/17/2024	6 month EURIBOR/Semi-annually	0.000%/Annually	(43,077)	166

USD	3,820	3/17/2024	0.250%/Semi-annually	3 month USD-LIBOR/Quarterly	(6,000)	3,428

PLN	4,460	12/16/2025	0.750%/Annually	6 month WIBOR/Semi-annually	(865)	5,038

MXN	38,210	3/11/2026	4.900%/Monthly	1 month TIIE/Monthly	881	9,335

EUR	480	3/17/2026	6 month EURIBOR/Semi-annually	0.000%/Annually	(6,299)	881

EUR	38,060	3/17/2026	12 month EUR-LIBOR/Annually	0.000%/Annually	(146,121)	59,619

GBP	3,590	3/17/2026	Less than 1 Month SONIA/Annually	0.000%/Annually	12,468	4,629

ZAR	51,350	3/17/2026	5.250%/Quarterly	3 month JIBAR/Quarterly	5,709	27,466

EUR	1,510	3/17/2028	6 month EURIBOR/Semi-annually	0.000%/Annually	(17,730)	6,377

EUR	6,150	3/17/2028	12 month EUR-LIBOR/Annually	0.000%/Annually	(24,800)	52,912

JPY	94,890	3/19/2030	6 month JPY-LIBOR/Semi-annually	0.250%/Semi-annually	(6,287)	468

GBP	2,830	6/18/2030	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	(80,423)	31,274

SEK	8,350	6/18/2030	3 month STIBOR/Quarterly	0.750%/Annually	(8,761)	5,634

CHF	1,640	9/17/2030	6 month CHF-LIBOR/Semi-annually	0.000%/Annually	3,575	10,822

NOK	90,070	10/29/2030	6 month NIBOR/Semi-annually	1.240%/Annually	116,114	124,923

CAD	7,310	11/9/2030	3 month CDOR/Semi-annually	1.430%/Semi-annually	(21,174)	79,565

GBP	1,750	1/26/2031	6 month GBP-LIBOR/Semi-annually	0.500%/Semi-annually	25,747	8,692

USD	2,090	2/3/2031	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	20,670	4,292

EUR	1,730	3/17/2031	6 month EURIBOR/Semi-annually	0.000%/Annually	(53,805)	16,048

USD	5,290	11/25/2035	3 month USD-LIBOR/Quarterly	1.543%/Semi-annually	22,237	89,296

GBP	470	3/17/2036	6 month GBP-LIBOR/Semi-annually	0.500%/Semi-annually	10,303	7,545

EUR	5,300	5/21/2040	6 month EURIBOR/Semi-annually	0.260%/Annually	6,072	106,100

EUR	780	3/17/2041	6 month EURIBOR/Semi-annually	0.250%/Annually	(45,667)	22,079

EUR	3,360	3/17/2051	6 month EURIBOR/Semi-annually	0.000%/Annually	879	153,880

GBP	330	3/17/2051	6 month GBP-LIBOR/Semi-annually	0.500%/Semi-annually	19,978	11,125

					$(183,503)	$860,785

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

PLN	22,390	12/16/2021	3 month WIBOR/Quarterly	0.250%/Maturity	$(748)	$(3,268)

BRL	595	1/2/2023	4.230%/Monthly	Less than 1 month BRCDI/ Monthly	413	(633)

EUR	1,210	3/17/2023	6 month EURIBOR/Semi-annually	0.000%/Annually	(8,120)	(382)

PLN	4,680	6/16/2023	0.345%/Annually	6 month WIBOR/Semi-annually	577	(271)

ZAR	21,202	6/16/2023	4.000%/Quarterly	3 month JIBAR/Quarterly	3,921	(4,316)

BRL	6,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/Maturity	1,420	(3,233)

AUD	52,810	1/25/2024	0.500%/Quarterly	3 month BBSW/Quarterly	77,388	(3,193)

USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	657	(1,464)

USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	2,575	(2,941)

CAD	36,390	11/9/2024	0.960%/Semi-annually	3 month CDOR/Semi-annually	29,685	(23,037)

USD	4,980	11/10/2024	3 month USD-LIBOR/Quarterly	3 month SOFR + 24.13%/Quarterly	5	(3,271)

BRL	4,575	1/2/2025	Less than 1 month BRCDI/ Maturity	6.320%/Maturity	(110)	(4,750)

AUD	7,490	11/25/2025	0.500%/Semi-annually	6 month BBSW/Semi-annually	(9,191)	(14,295)

AUD	8,730	3/17/2026	0.500%/Semi-annually	6 month BBSW/Semi-annually	13,548	(8,939)

GBP	1,560	3/17/2026	0.250%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(968)	(4,258)

NOK	100,560	3/17/2026	0.750%/Annually	6 month NIBOR/Semi-annually	(108,818)	(62,537)

SEK	103,310	3/17/2026	0.000%/Annually	3 month STIBOR/Quarterly	(59,477)	(25,138)

139

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Centrally Cleared Interest Rate Swap Contracts — (continued)

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

USD	7,970	3/17/2026	0.500%/Semi-annually	3 month USD-LIBOR/Quarterly	$(21,656)	$(4,878)

CHF	6,570	3/17/2028	0.000%/Annually	6 month CHF-LIBOR/Semi-annually	(28,762)	(23,595)

GBP	400	3/17/2028	0.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	5,291	(1,780)

AUD	4,470	9/4/2028	0.920%/Semi-annually	6 month BBSW/Semi-annually	(12,956)	(37,571)

AUD	5,140	3/19/2030	1.750%/Semi-annually	6 month BBSW/Semi-annually	53,751	(37,400)

NZD	1,490	3/19/2030	1.750%/Semi-annually	3 month NZDBB/Quarterly	25,926	(18,427)

EUR	11,050	5/21/2030	0.050%/Annually	6 month EURIBOR/Semi-annually	76,727	(31,595)

EUR	11,150	6/18/2030	6 month EURIBOR/Semi-annually	0.250%/Annually	(180,407)	(818)

USD	3,950	6/18/2030	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	33,815	(16,724)

AUD	10,700	10/28/2030	1.240%/Semi-annually	6 month BBSW/Semi-annually	(103,218)	(117,896)

USD	4,640	11/24/2030	1.245%/Semi-annually	3 month USD-LIBOR/Quarterly	(19,899)	(85,518)

AUD	11,780	1/21/2031	1.710%/Semi-annually	6 month BBSW/Semi-annually	(25,213)	(39,457)

AUD	2,760	2/3/2031	1.500%/Semi-annually	6 month BBSW/Semi-annually	(34,567)	(2,231)

USD	2,050	3/17/2031	0.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(68,758)	(11,147)

NOK	10,950	3/18/2031	1.000%/Annually	6 month NIBOR/Semi-annually	(41,541)	(2,938)

CAD	6,540	3/19/2031	1.500%/Semi-annually	3 month CDOR/Semi-annually	(60,980)	(37,367)

					$(459,690)	$(635,268)

Total					$(643,193)	$225,517

BBSW	— Bank Bill Swap Reference Rate	NZDBB	— New Zealand Bank Dollar Bill
BRCDI	— Brazilian Interbank Certificate of Deposit	SOFR	— Secured Overnight Financing Rate
CDOR	— Canadian Dollar Offered Rate	SONIA	— Sterling Overnight Index Average
EURIBOR	— Euro Interbank Offered Rate	STIBOR	— Stockholm Interbank Offered Rate
JIBAR	— Johannesburg Interbank Average Rate	TIIE	— Interbank Equilibrium Interest Rate
LIBOR	— London Interbank Offered Rate	WIBOR	— Warsaw Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)
							Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at January 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.0610%	$12,180	$2,088	$(47,161)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.0610%	240	43	(931)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank	0.0610%	80	14	(310)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.0610%	11,780	2,122	(45,715)

Total							$4,267	$(94,117)

140

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection(2)
							Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at January 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.1459%	$1,120	$15,857	$12,010

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
						Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Index	(1.000)%	Quarterly	12/20/2025	0.5200%	$5,950	$(141,057)	$(29,411)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.4539%	$18,850	$179,676	$(35,775)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2023	0.4553%	9,800	93,739	31,723
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2025	0.6911%	3,550	33,518	13,739
CDX North American Investment High Yield Index	5.000%	Quarterly	6/20/2025	2.9730%	736	44,228	16,088
CDX North American Investment High Yield Index	5.000%	Quarterly	12/20/2025	3.1829%	900	33,170	38,740
iTraxx Europe Index	5.000%	Quarterly	12/20/2025	2.6900%	1,776	161,331	62,897

Total						$545,662	$127,412

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022	0.0815%	$2,470	$24,939	$6,938
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.5138%	1,220	5,385	14,729
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.2971%	150	2,200	1,393
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.3289%	70	1,143	689

Total						$33,667	$23,749

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

141

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$20,867,041	$—	$20,867,041
Corporate Bonds & Notes	—	79,618,132	—	79,618,132
Foreign Government Obligations	—	195,175,142	—	195,175,142
U.S. Government Agencies	—	33,827,080	—	33,827,080
U.S. Government Treasuries	—	44,565,037	—	44,565,037
Preferred Securities/Capital Securities	—	8,359,803	—	8,359,803
Options-Purchased	—	229,103	—	229,103
Short-Term Investment Securities:
Foreign Government Obligations	—	7,754,792	—	7,754,792
Registered Investment Companies	11,527,947	—	—	11,527,947

Total Investments at Value	$11,527,947	$390,396,130	$—	$401,924,077

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$164,443	$—	$164,443
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	9,225	—	9,225
Futures Contracts	22,125	—	—	22,125
Forward Foreign Currency Contracts	—	725,521	—	725,521
Centrally Cleared Interest Rate Swap Contracts	—	860,785	—	860,785
Over the Counter Credit Default Swaps on Sovereign Issues—Sell Protection	—	12,010	—	12,010
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	163,187	—	163,187
Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection	—	23,749	—	23,749

Total Other Financial Instruments	$22,125	$1,958,920	$—	$1,981,045

142

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$42,887	$—	$42,887
Futures Contracts	13,905	—	—	13,905
Forward Foreign Currency Contracts	—	746,007	—	746,007
Centrally Cleared Interest Rate Swap Contracts	—	635,268	—	635,268
Over the Counter Credit Default Swaps on Sovereign Issues—Buy Protection	—	94,117	—	94,117
Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection	—	29,411	—	29,411
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	35,775	—	35,775

Total Other Financial Instruments	$13,905	$1,583,465	$—	$1,597,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

143

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	28.3%
Exchange-Traded Funds	3.8
Medical-Drugs	3.0
Real Estate Investment Trusts	2.7
Semiconductor Equipment	2.5
Auto-Cars/Light Trucks	2.5
Applications Software	2.2
Insurance-Life/Health	2.1
Internet Content-Entertainment	2.1
Web Portals/ISP	1.9
Commercial Services-Finance	1.9
E-Commerce/Products	1.7
Computers	1.7
Retail-Discount	1.6
Medical Products	1.4
Computer Services	1.2
Electronic Components-Semiconductors	1.2
Tobacco	1.1
Metal-Diversified	1.1
Medical-Biomedical/Gene	1.0
Medical-Hospitals	0.9
Transport-Services	0.9
Coatings/Paint	0.8
Retail-Restaurants	0.8
Banks-Commercial	0.8
Electric-Integrated	0.8
Insurance-Property/Casualty	0.7
Finance-Credit Card	0.7
Internet Content-Information/News	0.7
Insurance-Multi-line	0.6
Medical Labs & Testing Services	0.6
Power Converter/Supply Equipment	0.6
Diversified Banking Institutions	0.5
Retail-Consumer Electronics	0.5
Diagnostic Kits	0.5
Finance-Investment Banker/Broker	0.5
Metal-Iron	0.5
Machinery-Construction & Mining	0.5
Diversified Manufacturing Operations	0.5
Advertising Services	0.5
Auto-Heavy Duty Trucks	0.5
Finance-Leasing Companies	0.5
Finance-Consumer Loans	0.4
Investment Companies	0.4
Cosmetics & Toiletries	0.4
Medical-HMO	0.4
Advertising Agencies	0.4
Finance-Auto Loans	0.4
Beverages-Non-alcoholic	0.4
Finance-Other Services	0.4
Instruments-Controls	0.4
Machinery-Electrical	0.4
Toys	0.4
Aerospace/Defense	0.4
Auto/Truck Parts & Equipment-Original	0.4
Circuit Boards	0.4
Brewery	0.4
Retail-Building Products	0.4
E-Commerce/Services	0.4
Food-Retail	0.4
Oil Companies-Exploration & Production	0.4

Retail-Major Department Stores	0.4%
Wire & Cable Products	0.4
Semiconductor Components-Integrated Circuits	0.4
Transport-Truck	0.4
Vitamins & Nutrition Products	0.3
Diagnostic Equipment	0.3
Data Processing/Management	0.3
Electric-Distribution	0.3
Human Resources	0.3
Distribution/Wholesale	0.3
Banks-Super Regional	0.3
Audio/Video Products	0.3
Rubber-Tires	0.3
Building Products-Air & Heating	0.3
Medical-Outpatient/Home Medical	0.3
Enterprise Software/Service	0.3
Machinery-Farming	0.3
Building Products-Cement	0.3
Apparel Manufacturers	0.3
Retail-Sporting Goods	0.3
Telephone-Integrated	0.3
Insurance Brokers	0.3
Web Hosting/Design	0.3
Oil-Field Services	0.2
Computer Data Security	0.2
Oil Refining & Marketing	0.2
Medical Instruments	0.2
Communications Software	0.2
Electronic Security Devices	0.2
Building & Construction-Misc.	0.2
Energy-Alternate Sources	0.2
Retail-Apparel/Shoe	0.2
Electronic Components-Misc.	0.2
Computers-Other	0.2
Computer Aided Design	0.2
Oil Companies-Integrated	0.2
Diversified Operations/Commercial Services	0.2
Internet Security	0.2
Computer Software	0.1
Import/Export	0.1
Television	0.1
Chemicals-Diversified	0.1
Consulting Services	0.1
Transport-Marine	0.1
Retail-Home Furnishings	0.1
Dental Supplies & Equipment	0.1
Casino Hotels	0.1
Retail-Regional Department Stores	0.1
Electric Products-Misc.	0.1
Computers-Memory Devices	0.1
Entertainment Software	0.1
Agricultural Operations	0.1
Agricultural Biotech	0.1
Rental Auto/Equipment	0.1
Footwear & Related Apparel	0.1
Food-Misc./Diversified	0.1

98.6%

*	Calculated as a percentage of net assets

144

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 66.5%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	2,902	$181,027

Advertising Services — 0.5%
Dentsu Group, Inc.	3,300	105,038
Trade Desk, Inc., Class A†	120	91,919

		196,957

Aerospace/Defense — 0.4%
Teledyne Technologies, Inc.†	483	172,436

Agricultural Biotech — 0.1%
Corteva, Inc.	633	25,231

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	591	29,556

Apparel Manufacturers — 0.3%
Levi Strauss & Co., Class A	2,308	45,490
Tapestry, Inc.	2,198	69,501

		114,991

Applications Software — 2.2%
Microsoft Corp.	3,588	832,273
ServiceNow, Inc.†	134	72,783

		905,056

Audio/Video Products — 0.3%
Sony Corp.	1,300	124,403

Auto-Cars/Light Trucks — 2.5%
Bayerische Motoren Werke AG	99	8,413
Bayerische Motoren Werke AG (Preference Shares)	2,077	135,889
Daimler AG	1,506	106,209
Ferrari NV	376	78,510
Ford Motor Co.	10,893	114,703
General Motors Co.	342	17,332
Honda Motor Co., Ltd.	7,300	193,023
Stellantis NV	260	3,947
Subaru Corp.	3,300	63,602
Tesla, Inc.†	137	108,714
Toyota Motor Corp.	1,700	118,875
Volkswagen AG (Preference Shares)	496	94,313

		1,043,530

Auto-Heavy Duty Trucks — 0.5%
Volvo AB, Class B†	7,900	195,243

Auto/Truck Parts & Equipment-Original — 0.4%
Gentex Corp.	4,866	160,821
NGK Insulators, Ltd.	600	10,537

		171,358

Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA	10,467	47,668
DBS Group Holdings, Ltd.	6,778	127,435
First Republic Bank	211	30,593
International Bancshares Corp.	1,793	67,793
Signature Bank	228	37,663
Western Alliance Bancorp	106	7,227

		318,379

Banks-Super Regional — 0.3%
Wells Fargo & Co.	4,224	126,213

Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	2,070	179,738

Security Description	Shares	Value (Note 2)
Brewery — 0.4%
Boston Beer Co., Inc., Class A†	70	$64,182
Constellation Brands, Inc., Class A	87	18,351
Kirin Holdings Co., Ltd.	3,900	83,888

		166,421

Building & Construction Products-Misc. — 0.0%
Cie de Saint-Gobain†	66	3,285

Building & Construction-Misc. — 0.2%
Frontdoor, Inc.†	1,455	80,083

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	440	121,216

Building Products-Cement — 0.3%
Eagle Materials, Inc.	104	11,443
MDU Resources Group, Inc.	3,187	83,786
Taiheiyo Cement Corp.	800	20,154

		115,383

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC†	823	5,604

Building-Residential/Commercial — 0.0%
Barratt Developments PLC†	594	5,189

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.	5,000	38,838

Chemicals-Diversified — 0.1%
Celanese Corp.	294	35,912
Tosoh Corp.	1,000	17,256

		53,168

Circuit Boards — 0.4%
TTM Technologies, Inc.†	12,502	167,652

Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	5,277	142,426
Sherwin-Williams Co.	270	186,786

		329,212

Commercial Services-Finance — 1.9%
Global Payments, Inc.	662	116,856
PayPal Holdings, Inc.†	1,312	307,415
S&P Global, Inc.	566	179,422
Square, Inc., Class A†	938	202,570

		806,263

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	234	87,064

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	511	66,629

Computer Data Security — 0.2%
Varonis Systems, Inc.†	570	100,759

Computer Services — 1.2%
EPAM Systems, Inc.†	119	40,987
Fujitsu, Ltd.	900	137,051
International Business Machines Corp.	1,757	209,276
NEC Corp.	2,200	119,369

		506,683

Computer Software — 0.1%
Dropbox, Inc., Class A†	2,731	61,803

145

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers — 1.7%
Apple, Inc.	5,120	$675,635
Dell Technologies, Inc., Class C†	302	22,013

		697,648

Computers-Memory Devices — 0.1%
Western Digital Corp.	586	33,068

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	737	69,131

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	620	52,805

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	772	182,694

Data Processing/Management — 0.3%
DocuSign, Inc.†	190	44,249
Fidelity National Information Services, Inc.	762	94,077

		138,326

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	78	40,980

Diagnostic Equipment — 0.3%
Danaher Corp.	101	24,022
PerkinElmer, Inc.	28	4,118
Thermo Fisher Scientific, Inc.	224	114,173

		142,313

Diagnostic Kits — 0.5%
Natera, Inc.†	709	75,608
Quidel Corp.†	529	132,763

		208,371

Distribution/Wholesale — 0.3%
D’Ieteren SA	1,362	107,072
H&E Equipment Services, Inc.	350	9,618
Watsco, Inc.	44	10,494

		127,184

Diversified Banking Institutions — 0.5%
Banco Santander SA†	15,178	44,392
BNP Paribas SA†	1,863	89,726
Lloyds Banking Group PLC†	202,515	90,887

		225,005

Diversified Manufacturing Operations — 0.5%
General Electric Co.	1,990	21,253
Parker-Hannifin Corp.	667	176,495

		197,748

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	500	3,468

Diversified Operations/Commercial Services — 0.2%
Brambles, Ltd.	8,080	65,572

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	154	493,755
Etsy, Inc.†	558	111,092
Wayfair, Inc., Class A†	449	122,272

		727,119

E-Commerce/Services — 0.4%
Uber Technologies, Inc.†	2,522	128,446
Zillow Group, Inc., Class C†	233	30,397

		158,843

Security Description	Shares	Value (Note 2)
E-Marketing/Info — 0.0%
Moneysupermarket.com Group PLC	2,205	$8,064

Electric Products-Misc. — 0.1%
AMETEK, Inc.	277	31,373
Legrand SA	62	5,704

		37,077

Electric-Distribution — 0.3%
National Grid PLC	781	9,078
Sempra Energy	980	121,285

		130,363

Electric-Generation — 0.0%
SSE PLC	197	4,000

Electric-Integrated — 0.8%
AES Corp.	2,004	48,877
Chubu Electric Power Co., Inc.	400	4,891
CLP Holdings, Ltd.	1,500	14,049
Enel SpA	19,518	193,808
Entergy Corp.	571	54,433

		316,058

Electronic Components-Misc. — 0.2%
Hoya Corp.	400	51,154
Jabil, Inc.	230	9,515
Omron Corp.	100	8,852

		69,521

Electronic Components-Semiconductors — 1.2%
Intel Corp.	996	55,288
Rohm Co., Ltd.	1,200	122,162
STMicroelectronics NV	3,841	154,899
Texas Instruments, Inc.	963	159,560

		491,909

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	146	14,254

Electronic Security Devices — 0.2%
Allegion PLC	762	81,542

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	727	72,082

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	115	26,166
Xero, Ltd.†	957	94,649

		120,815

Entertainment Software — 0.1%
DeNA Co., Ltd.	700	13,121
Konami Holdings Corp.	200	12,266
Take-Two Interactive Software, Inc.†	32	6,415

		31,802

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	4,774	180,648

Finance-Consumer Loans — 0.4%
Synchrony Financial	5,597	188,339

Finance-Credit Card — 0.7%
Capital One Financial Corp.	836	87,161
Visa, Inc., Class A	235	45,414
Western Union Co.	7,692	171,301

		303,876

146

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.5%
Jefferies Financial Group, Inc.	7,297	$170,385
PJT Partners, Inc., Class A	526	36,289

		206,674

Finance-Leasing Companies — 0.5%
ORIX Corp.	12,000	194,555

Finance-Other Services — 0.4%
CME Group, Inc.	931	169,200
Plus500, Ltd.	564	10,381

		179,581

Food-Misc./Diversified — 0.1%
Orkla ASA	1,934	18,797
Tate & Lyle PLC	337	3,167

		21,964

Food-Retail — 0.4%
Koninklijke Ahold Delhaize NV	5,550	158,819

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	314	21,986

Human Resources — 0.3%
Adecco Group AG	1,783	111,654
Randstad NV†	267	16,654

		128,308

Import/Export — 0.1%
Sumitomo Corp.	4,400	58,506

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	151	176,383

Insurance Brokers — 0.3%
Aon PLC, Class A	525	106,627

Insurance-Life/Health — 2.1%
AIA Group, Ltd.	16,400	200,940
American Equity Investment Life Holding Co.	5,487	160,165
Athene Holding, Ltd., Class A†	412	16,847
Aviva PLC	9,009	41,164
Primerica, Inc.	861	119,946
Swiss Life Holding AG	335	152,442
Trupanion, Inc.†	502	56,324
Voya Financial, Inc.	2,465	136,709

		884,537

Insurance-Multi-line — 0.6%
Allianz SE	618	140,094
American Financial Group, Inc.	846	79,642
Chubb, Ltd.	343	49,965

		269,701

Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	5,503	172,849
First American Financial Corp.	1,593	83,298
WR Berkley Corp.	914	56,796

		312,943

Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	1,866	482,044
Netflix, Inc.†	431	229,460
Pinterest, Inc., Class A†	748	51,246
Roku, Inc.†	308	119,821

		882,571

Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.7%
M3, Inc.	2,000	$167,689
Scout24 AG*	1,639	126,862

		294,551

Internet Security — 0.2%
Palo Alto Networks, Inc.†	184	64,538

Investment Companies — 0.4%
Investor AB, Class A	487	35,704
Investor AB, Class B	2,049	150,254

		185,958

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	1,086	198,564

Machinery-Electrical — 0.4%
Mitsubishi Electric Corp.	11,400	174,303

Machinery-Farming — 0.3%
CNH Industrial NV†	9,185	117,421

Machinery-General Industrial — 0.0%
Otis Worldwide Corp.	186	12,025

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	875	72,257
Tecan Group AG	42	20,365

		92,622

Medical Labs & Testing Services — 0.6%
Eurofins Scientific SE†	210	20,180
IQVIA Holdings, Inc.†	156	27,737
Lonza Group AG	313	200,222

		248,139

Medical Products — 1.4%
Cooper Cos., Inc.	394	143,432
Hologic, Inc.†	2,191	174,689
Sartorius Stedim Biotech	214	89,608
West Pharmaceutical Services, Inc.	615	184,186

		591,915

Medical-Biomedical/Gene — 1.0%
Biogen, Inc.†	141	39,848
CRISPR Therapeutics AG†	57	9,445
Seagen, Inc.†	1,030	169,198
Veracyte, Inc.†	168	9,526
Vertex Pharmaceuticals, Inc.†	832	190,594

		418,611

Medical-Drugs — 3.0%
AbbVie, Inc.	956	97,971
AstraZeneca PLC ADR	214	10,828
Horizon Therapeutics PLC†	452	32,761
Jazz Pharmaceuticals PLC†	828	128,754
Johnson & Johnson	940	153,342
Roche Holding AG	833	287,121
Roche Holding AG-BR	103	36,294
Sanofi	1,080	101,470
Takeda Pharmaceutical Co., Ltd.	6,000	210,374
Zoetis, Inc.	1,236	190,653

		1,249,568

Medical-HMO — 0.4%
Anthem, Inc.	613	182,049

147

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.9%
HCA Healthcare, Inc.	1,242	$201,800
Universal Health Services, Inc., Class B	1,373	171,186

		372,986

Medical-Outpatient/Home Medical — 0.3%
Chemed Corp.	234	121,189

Metal-Diversified — 1.1%
Anglo American PLC	3,357	110,392
Rio Tinto PLC ADR	2,800	213,976
Rio Tinto, Ltd.	1,591	133,354

		457,722

Metal-Iron — 0.5%
Fortescue Metals Group, Ltd.	12,174	201,699

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	729	19,199

Oil Companies-Exploration & Production — 0.4%
EOG Resources, Inc.	1,780	90,709
Hess Corp.	1,122	60,565
Santos, Ltd.	1,363	6,840

		158,114

Oil Companies-Integrated — 0.2%
BP PLC ADR	367	8,154
Royal Dutch Shell PLC, Class A	1,763	32,519
Royal Dutch Shell PLC, Class B ADR	738	25,749

		66,422

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.	1,233	15,265

Oil Refining & Marketing — 0.2%
ENEOS Holdings, Inc.	23,700	96,324

Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,795	62,077
TechnipFMC PLC	3,621	38,708

		100,785

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	198	15,919

Power Converter/Supply Equipment — 0.6%
Schneider Electric SE	1,580	231,624

Real Estate Investment Trusts — 2.7%
American Tower Corp.	141	32,058
Apartment Investment & Management Co.	369	1,694
AvalonBay Communities, Inc.	934	152,868
Camden Property Trust	916	93,569
Equity LifeStyle Properties, Inc.	2,094	127,399
First Industrial Realty Trust, Inc.	1,640	66,650
Invitation Homes, Inc.	4,107	121,074
MGM Growth Properties LLC, Class A	4,821	150,174
Prologis, Inc.	1,701	175,543
SBA Communications Corp.	503	135,141
Starwood Property Trust, Inc.	925	17,353
Sun Communities, Inc.	410	58,683

		1,132,206

Real Estate Operations & Development — 0.0%
CK Asset Holdings, Ltd.	1,000	5,071
Sun Hung Kai Properties, Ltd.	500	6,883

		11,954

Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.1%
AMERCO	54	$24,972

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	272	6,756

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	1,711	69,740

Retail-Building Products — 0.4%
Wesfarmers, Ltd.	3,916	162,854

Retail-Consumer Electronics — 0.5%
JB Hi-Fi, Ltd.	1,257	49,640
Yamada Holdings Co., Ltd.	32,800	167,267

		216,907

Retail-Discount — 1.6%
Costco Wholesale Corp.	651	229,432
Target Corp.	1,168	211,606
Walmart, Inc.	1,712	240,519

		681,557

Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,452	47,466

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	2,456	157,282

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	842	37,099

Retail-Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	130	192,400
Wingstop, Inc.	863	129,493

		321,893

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	1,670	111,907

Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.	11,638	122,781

Schools — 0.0%
Benesse Holdings, Inc.	300	5,862

Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductors NV	947	151,965

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	2,360	228,165
ASM International NV	831	212,725
ASML Holding NV	568	302,417
KLA Corp.	142	39,770
Lam Research Corp.	335	162,123
Tokyo Electron, Ltd.	300	114,429

		1,059,629

Steel-Producers — 0.0%
JFE Holdings, Inc.†	2,300	20,196

Telephone-Integrated — 0.3%
Nippon Telegraph & Telephone Corp.	3,500	87,247
SoftBank Group Corp.	300	23,112

		110,359

Television — 0.1%
ITV PLC†	15,964	23,133
Nexstar Media Group, Inc., Class A	302	34,328

		57,461

148

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textile-Products — 0.0%
Teijin, Ltd.	500	$9,191

Tobacco — 1.1%
Imperial Brands PLC	1,736	34,938
Japan Tobacco, Inc.	8,200	162,945
Philip Morris International, Inc.	2,876	229,073
Swedish Match AB	564	43,482

		470,438

Toys — 0.4%
Nintendo Co., Ltd.	300	173,383

Transport-Marine — 0.1%
Stolt-Nielsen, Ltd.	3,508	48,774

Transport-Services — 0.9%
Deutsche Post AG	2,483	122,873
FedEx Corp.	39	9,178
Kuehne & Nagel International AG	518	117,999
United Parcel Service, Inc., Class B	715	110,825

		360,875

Transport-Truck — 0.4%
Old Dominion Freight Line, Inc.	770	149,380

Vitamins & Nutrition Products — 0.3%
Herbalife Nutrition, Ltd.†	2,843	144,879

Web Hosting/Design — 0.3%
VeriSign, Inc.†	547	106,156

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	224	409,329
Alphabet, Inc., Class C†	130	238,646
Z Holdings Corp.	26,300	162,698

		810,673

Wire & Cable Products — 0.4%
Prysmian SpA	4,745	152,715

Total Common Stocks (cost $24,077,574)		27,847,972

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 3.8%
Vanguard Value ETF	13	$1,534
iShares Global Infrastructure ETF	32,257	1,375,116
Invesco Senior Loan ETF	4,600	102,212
Health Care Select Sector SPDR Fund ETF	907	104,332

Total Exchange-Traded Funds (cost $1,603,848)		1,583,194

Total Long-Term Investment Securities (cost $25,681,422)		29,431,166

SHORT-TERM INVESTMENT SECURITIES — 28.3%
Registered Investment Companies — 28.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $11,835,088)	11,835,088	11,835,088

TOTAL INVESTMENTS (cost $37,516,510)(2)	98.6%	41,266,254
Other assets less liabilities	1.4	578,358

NET ASSETS	100.0%	$41,844,612

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $126,862 representing 0.3% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

8	Long	MSCI Emerging Markets Index	March 2021	$499,462	$530,440	$30,978

						Unrealized (Depreciation)

81	Long	U.S. Treasury 10 Year Notes	March 2021	11,175,641	11,099,531	$(76,110)

		Net Unrealized Appreciation (Depreciation)				$(45,132)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

149

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2021(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	12/20/2025	0.5595%	$8,690	$173,702	$10,223

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$19,012,842	$8,835,130	**	$—	$27,847,972
Exchange-Traded Funds	1,583,194	—		—	1,583,194
Short-Term Investment Securities	11,835,088	—		—	11,835,088

Total Investments at Value	$32,431,124	$8,835,130		$—	$41,266,254

Other Financial Instruments:†
Futures Contracts	$30,978	$—		$—	$30,978
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell	—	10,223		—	10,223

Total Other Financial Instruments	$30,978	$10,223		$—	$41,201

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$76,110	$—		$—	$76,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

150

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.4%
Domestic Fixed Income Investment Companies	37.8
International Equity Investment Companies	8.9

100.1%

*	Calculated as a percentage of net assets

151

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,712,673	$80,403,634
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	771,045	10,324,298
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	849,030	12,132,634

Total Domestic Equity Investment Companies (cost $82,193,390)		102,860,566

Domestic Fixed Income Investment Companies — 37.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,140,774	46,707,925
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,424,820	26,139,565

Total Domestic Fixed Income Investment Companies (cost $69,635,631)		72,847,490

International Equity Investment Companies — 8.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $15,108,061)	1,412,256	17,215,405

TOTAL INVESTMENTS (cost $166,937,082)(1)	100.1%	192,923,461
Liabilities in excess of other assets	(0.1)	(125,185)

NET ASSETS	100.0%	$192,798,276

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$192,923,461	$—	$—	$192,923,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

152

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	68.0%
Domestic Fixed Income Investment Companies	17.9
International Equity Investment Companies	14.1

100.0%

*	Calculated as a percentage of net assets

153

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 68.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,175,900	$183,053,687
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,773,389	37,135,672
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,565,713	22,374,043

Total Domestic Equity Investment Companies (cost $192,495,801)		242,563,402

Domestic Fixed Income Investment Companies — 17.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,651,922	41,193,684
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,095,534	22,589,859

Total Domestic Fixed Income Investment Companies (cost $61,068,765)		63,783,543

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 14.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $44,655,660)	4,116,197	$50,176,440

TOTAL INVESTMENTS (cost $298,220,226)(1)	100.0%	356,523,385
Liabilities in excess of other assets	(0.0)	(169,244)

NET ASSETS	100.0%	$356,354,141

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$356,523,385	$—	$—	$356,523,385

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

154

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	73.1%
International Equity Investment Companies	19.0
Domestic Fixed Income Investment Companies	7.9

100.0%

*	Calculated as a percentage of net assets

155

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES @# — 100.0%
Domestic Equity Investment Companies — 73.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	17,637,896	$522,787,236
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,216,955	96,635,036
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,075,927	58,244,994

Total Domestic Equity Investment Companies (cost $542,500,283)		677,667,266

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,241,717	47,846,564
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,406,088	25,937,631

Total Domestic Fixed Income Investment Companies (cost $72,345,645)		73,784,195

International Equity Investment Companies — 19.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $156,616,940)	14,481,342	176,527,560

TOTAL INVESTMENTS (cost $771,462,868)(1)	100.0%	927,979,021
Liabilities in excess of other assets	(0.0)	(365,205)

NET ASSETS	100.0%	$927,613,816

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$927,979,021	$—	$—	$927,979,021

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

156

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.6%
Banks-Commercial	4.6
Diversified Banking Institutions	3.6
Repurchase Agreements	2.9
Auto-Cars/Light Trucks	2.9
Food-Misc./Diversified	2.5
Oil Companies-Integrated	2.5
Exchange-Traded Funds	2.4
Insurance-Life/Health	2.3
Telephone-Integrated	2.2
Cosmetics & Toiletries	2.1
Semiconductor Equipment	2.0
Electric-Integrated	1.6
Chemicals-Diversified	1.6
Electronic Components-Misc.	1.4
Food-Retail	1.3
Insurance-Multi-line	1.3
Real Estate Investment Trusts	1.3
Medical Products	1.3
Industrial Automated/Robotic	1.2
Metal-Diversified	1.2
Finance-Other Services	1.1
Diversified Minerals	1.1
Chemicals-Specialty	1.1
Enterprise Software/Service	1.0
Textile-Apparel	1.0
Audio/Video Products	0.9
Retail-Apparel/Shoe	0.9
Tobacco	0.9
Import/Export	0.9
Electric-Generation	0.9
Medical-Biomedical/Gene	0.9
Machinery-Electrical	0.9
Beverages-Wine/Spirits	0.8
Brewery	0.8
Diversified Manufacturing Operations	0.8
Transport-Rail	0.8
Machinery-General Industrial	0.8
Building & Construction Products-Misc.	0.8
U.S. Government Treasuries	0.8
Transport-Services	0.8
Real Estate Operations & Development	0.7
Cellular Telecom	0.7
Computer Services	0.7
Commercial Services	0.7
Internet Content-Information/News	0.7
Building-Heavy Construction	0.7
Insurance-Property/Casualty	0.7
Commercial Services-Finance	0.6
Aerospace/Defense-Equipment	0.6
Electronic Components-Semiconductors	0.6
Apparel Manufacturers	0.6
Soap & Cleaning Preparation	0.6
Auto/Truck Parts & Equipment-Original	0.6
Investment Companies	0.5
Real Estate Management/Services	0.5
Toys	0.5
Industrial Gases	0.5
Power Converter/Supply Equipment	0.5
Insurance-Reinsurance	0.5
Machinery-Construction & Mining	0.5
Building Products-Cement	0.5

Building-Residential/Commercial	0.5%
Athletic Footwear	0.5
Retail-Jewelry	0.5
Paper & Related Products	0.5
Human Resources	0.4
Medical Instruments	0.4
Medical Labs & Testing Services	0.4
Retail-Building Products	0.4
Building Products-Air & Heating	0.4
Networking Products	0.4
Food-Dairy Products	0.4
Multimedia	0.4
Electric-Distribution	0.3
Oil Refining & Marketing	0.3
Rubber-Tires	0.3
Investment Management/Advisor Services	0.3
Instruments-Controls	0.3
Energy-Alternate Sources	0.3
Electronic Measurement Instruments	0.3
Gas-Distribution	0.3
Aerospace/Defense	0.3
Food-Catering	0.3
Public Thoroughfares	0.3
Gambling (Non-Hotel)	0.2
Office Automation & Equipment	0.2
Private Equity	0.2
Oil Companies-Exploration & Production	0.2
Building & Construction-Misc.	0.2
Steel-Producers	0.2
Entertainment Software	0.2
Auto-Heavy Duty Trucks	0.2
Machinery-Farming	0.2
Optical Supplies	0.2
Telecom Services	0.2
Coatings/Paint	0.2
Water	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
Dialysis Centers	0.2
Diversified Operations	0.2
Electric Products-Misc.	0.2
Resorts/Theme Parks	0.2
Retail-Discount	0.2
Finance-Investment Banker/Broker	0.2
Airport Development/Maintenance	0.2
Metal-Iron	0.2
Computer Aided Design	0.2
Food-Confectionery	0.2
Electronic Security Devices	0.2
Miscellaneous Manufacturing	0.2
Advertising Services	0.2
Consulting Services	0.2
Beverages-Non-alcoholic	0.1
Gold Mining	0.1
Security Services	0.1
E-Commerce/Services	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Machine Tools & Related Products	0.1
Web Portals/ISP	0.1
Finance-Consumer Loans	0.1
Rental Auto/Equipment	0.1

157

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Publishing-Periodicals	0.1%
Transport-Marine	0.1
Electric-Transmission	0.1
E-Commerce/Products	0.1
Applications Software	0.1
Computer Data Security	0.1
Diagnostic Equipment	0.1
Computers-Integrated Systems	0.1
Diagnostic Kits	0.1
Machinery-Material Handling	0.1
Bicycle Manufacturing	0.1
Computers-Periphery Equipment	0.1
Telecommunication Equipment	0.1
Casino Services	0.1
Metal-Aluminum	0.1
Respiratory Products	0.1
Fisheries	0.1
Metal Processors & Fabrication	0.1
Internet Application Software	0.1
Medical-Generic Drugs	0.1
Advertising Agencies	0.1
Building-Maintenance & Services	0.1
Pipelines	0.1
Diversified Operations/Commercial Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products-Doors & Windows	0.1
Food-Flour & Grain	0.1
Tools-Hand Held	0.1
Gas-Transportation	0.1
Internet Gambling	0.1
Electronics-Military	0.1
Metal Products-Distribution	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Hospitals	0.1
Filtration/Separation Products	0.1
Agricultural Chemicals	0.1
Food-Meat Products	0.1
Leisure Products	0.1
Internet Security	0.1
Recreational Vehicles	0.1
E-Marketing/Info	0.1
Motorcycle/Motor Scooter	0.1

99.8%

Country Allocation*

Japan	23.9%
United Kingdom	12.5
France	9.3
Switzerland	9.0
Germany	8.6
Australia	6.5
United States	6.1
Netherlands	4.8
Sweden	3.1
Hong Kong	2.4
Denmark	2.3
Spain	2.2
Italy	1.7
Finland	1.2
Singapore	1.0
Belgium	0.8
Ireland	0.7
Jersey	0.6
Israel	0.6
Norway	0.6
Cayman Islands	0.5
New Zealand	0.4
Luxembourg	0.2
Austria	0.2
Bermuda	0.2
Portugal	0.2
SupraNational	0.1
Isle of Man	0.1

99.8%

*	Calculated as a percentage of net assets

158

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.7%
Australia — 6.5%
Afterpay, Ltd.†	8,193	$838,369
AGL Energy, Ltd.	24,013	209,537
AMP, Ltd.	132,433	149,789
Ampol, Ltd.	9,623	191,622
APA Group	45,468	338,849
Aristocrat Leisure, Ltd.	22,146	522,357
ASX, Ltd.	7,460	408,184
Aurizon Holdings, Ltd.	73,783	207,696
AusNet Services	72,314	95,318
Australia & New Zealand Banking Group, Ltd.	109,295	1,966,308
BHP Group, Ltd.	113,521	3,774,073
BlueScope Steel, Ltd.	19,369	245,668
Brambles, Ltd.	57,946	470,255
CIMIC Group, Ltd.†	3,659	68,507
Coca-Cola Amatil, Ltd.	19,530	194,907
Cochlear, Ltd.	2,533	380,966
Coles Group, Ltd.	51,404	713,687
Commonwealth Bank of Australia	68,218	4,328,785
Computershare, Ltd.	18,759	206,148
Crown Resorts, Ltd.	14,352	104,845
CSL, Ltd.	17,510	3,623,924
Dexus	42,051	288,484
Evolution Mining, Ltd.	62,544	220,974
Fortescue Metals Group, Ltd.	65,258	1,081,193
Goodman Group	63,949	861,894
GPT Group	75,065	246,807
Insurance Australia Group, Ltd.	94,018	346,291
LendLease Group	26,523	242,006
Macquarie Group, Ltd.	13,234	1,322,579
Magellan Financial Group, Ltd.	4,954	182,136
Medibank Private, Ltd.	106,128	236,311
Mirvac Group	151,717	274,506
National Australia Bank, Ltd.	126,787	2,264,218
Newcrest Mining, Ltd.	31,448	594,471
Northern Star Resources, Ltd.	28,546	275,193
Orica, Ltd.	15,641	181,130
Origin Energy, Ltd.	67,870	246,947
Qantas Airways, Ltd.†	35,613	121,697
QBE Insurance Group, Ltd.	56,618	344,814
Ramsay Health Care, Ltd.	7,056	338,210
REA Group, Ltd.	2,030	226,719
Rio Tinto, Ltd.	14,305	1,199,015
Santos, Ltd.	68,233	342,394
Scentre Group	200,016	414,447
SEEK, Ltd.	12,924	275,786
Sonic Healthcare, Ltd.	17,440	459,294
South32, Ltd.	186,755	360,080
Stockland	91,905	311,048
Suncorp Group, Ltd.	49,313	377,531
Sydney Airport†	50,957	221,898
Tabcorp Holdings, Ltd.	82,709	250,992
Telstra Corp., Ltd.	160,412	381,068
TPG Telecom, Ltd.†	14,330	80,828
Transurban Group	105,443	1,062,442
Treasury Wine Estates, Ltd.	27,777	212,264
Vicinity Centres	149,112	173,614
Washington H. Soul Pattinson & Co., Ltd.	4,151	85,732
Wesfarmers, Ltd.	43,694	1,817,091
Westpac Banking Corp.	139,180	2,243,758
WiseTech Global, Ltd.	5,614	133,731

Security Description	Shares	Value (Note 2)
Australia (continued)
Woodside Petroleum, Ltd.	36,777	$691,653
Woolworths Group, Ltd.	48,674	1,515,046

		41,546,086

Austria — 0.2%
Erste Group Bank AG†	10,766	328,332
OMV AG	5,675	237,764
Raiffeisen Bank International AG†	5,704	111,287
Verbund AG	2,624	236,335
voestalpine AG	4,472	163,158

		1,076,876

Belgium — 0.8%
Ageas SA/NV	6,748	345,841
Anheuser-Busch InBev SA NV	29,363	1,844,027
Colruyt SA	2,134	131,693
Elia Group SA	1,191	143,124
Galapagos NV†	1,635	170,763
Groupe Bruxelles Lambert SA	4,353	431,513
KBC Group NV†	9,628	673,091
Proximus SADP	5,862	123,347
Sofina SA	594	192,295
Solvay SA	2,856	325,450
UCB SA	4,872	505,295
Umicore SA	7,596	430,647

		5,317,086

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	25,500	136,080
Hongkong Land Holdings, Ltd.	45,000	208,315
Jardine Matheson Holdings, Ltd.	8,400	486,671
Jardine Strategic Holdings, Ltd.	8,512	220,657

		1,051,723

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	11,800	171,653
Budweiser Brewing Co. APAC, Ltd.*	66,300	223,280
CK Asset Holdings, Ltd.	99,500	504,519
CK Hutchison Holdings, Ltd.	104,000	721,285
ESR Cayman, Ltd.†*	64,800	231,239
Melco Resorts & Entertainment, Ltd. ADR	8,280	132,397
Sands China, Ltd.†	93,600	380,203
WH Group, Ltd.*	369,000	301,580
Wharf Real Estate Investment Co., Ltd.	64,000	341,297
Wynn Macau, Ltd.†	60,000	97,299
Xinyi Glass Holdings, Ltd.	70,000	169,989

		3,274,741

Denmark — 2.3%
Ambu A/S, Class B	6,298	297,950
AP Moller - Maersk A/S, Series A	123	233,071
AP Moller - Maersk A/S, Series B	236	488,280
Carlsberg A/S, Class B	3,970	581,956
Chr. Hansen Holding A/S†	4,065	367,299
Coloplast A/S, Class B	4,578	683,926
Danske Bank A/S†	26,580	455,310
Demant A/S†	4,174	150,047
DSV PANALPINA A/S	7,977	1,244,054
Genmab A/S†	2,521	1,005,016
GN Store Nord A/S	4,934	377,687
H. Lundbeck A/S	2,686	95,858
Novo Nordisk A/S, Class B	66,356	4,615,436
Novozymes A/S, Class B	8,021	481,862

159

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Orsted A/S*	7,290	$1,377,618
Pandora A/S	3,854	371,722
ROCKWOOL International A/S, Class B	311	117,368
Tryg A/S	5,822	182,040
Vestas Wind Systems A/S	7,589	1,623,888

		14,750,388

Finland — 1.2%
Elisa Oyj	5,481	326,047
Fortum Oyj	17,116	414,749
Kesko Oyj, Class B	10,525	273,143
Kone Oyj, Class B	13,098	1,029,682
Neste Oyj	16,303	1,151,886
Nokia Oyj†	217,878	1,044,387
Nordea Bank Abp†	124,855	1,013,253
Orion Oyj, Class B	4,080	187,249
Sampo Oyj, Class A	18,152	761,135
Stora Enso Oyj, Class R	22,418	407,576
UPM-Kymmene Oyj	20,568	733,501
Wartsila Oyj Abp	17,102	168,003

		7,510,611

France — 9.3%
Accor SA†	7,048	236,101
Aeroports de Paris†	1,144	131,644
Air Liquide SA	18,247	2,981,816
Alstom SA†	9,659	523,431
Amundi SA†*	2,337	173,975
Arkema SA	2,661	295,433
Atos SE†	3,815	291,902
AXA SA	74,536	1,648,181
BioMerieux	1,596	246,983
BNP Paribas SA†	43,346	2,087,646
Bollore SA	34,060	138,141
Bouygues SA	8,788	345,345
Bureau Veritas SA†	11,320	297,671
Capgemini SE	6,203	898,186
Carrefour SA	23,631	399,589
Cie de Saint-Gobain†	19,940	992,578
Cie Generale des Etablissements Michelin SCA	6,540	902,807
CNP Assurances†	6,615	100,342
Covivio	2,003	164,770
Credit Agricole SA†	44,466	505,059
Danone SA	23,814	1,586,611
Dassault Aviation SA†	97	101,423
Dassault Systemes SE	5,092	1,018,025
Edenred	9,502	515,817
Eiffage SA†	3,263	296,252
Electricite de France SA†	23,920	297,765
Engie SA†	70,384	1,093,349
EssilorLuxottica SA	10,960	1,554,315
Eurazeo SE†	1,515	106,132
Faurecia SE†	3,192	167,607
Gecina SA	1,767	251,971
Getlink SE†	16,956	261,495
Hermes International	1,220	1,246,095
Iliad SA	570	105,593
Ipsen SA	1,453	126,952
Kering SA	2,920	1,916,174
Klepierre SA	7,513	180,799
L’Oreal SA	9,699	3,399,734
La Francaise des Jeux SAEM*	3,312	142,389

Security Description	Shares	Value (Note 2)
France (continued)
Legrand SA	10,290	$946,665
LVMH Moet Hennessy Louis Vuitton SE	10,698	6,459,379
Natixis SA†	36,485	137,992
Orange SA	76,881	903,948
Orpea SA†	1,992	275,488
Pernod Ricard SA	8,073	1,523,650
Publicis Groupe SA	8,349	432,727
Remy Cointreau SA	870	161,635
Renault SA†	7,407	316,061
Safran SA†	12,349	1,557,347
Sanofi	43,663	4,102,296
Sartorius Stedim Biotech	1,066	446,365
Schneider Electric SE	20,760	3,043,365
SCOR SE†	6,110	185,796
SEB SA	872	165,914
Societe Generale SA†	31,241	583,800
Sodexo SA†	3,409	303,268
Suez SA	13,318	273,834
Teleperformance	2,263	742,043
Thales SA	4,106	369,007
TOTAL SE	97,129	4,100,410
Ubisoft Entertainment SA†	3,529	352,899
Valeo SA	8,824	329,644
Veolia Environnement SA	20,767	555,209
Vinci SA	20,060	1,861,260
Vivendi SA	31,979	981,188
Wendel SE	1,033	119,236
Worldline SA†*	9,226	783,395

		59,743,919

Germany — 8.6%
adidas AG†	7,337	2,332,120
Allianz SE	16,076	3,644,259
BASF SE	35,394	2,745,757
Bayer AG	37,859	2,293,735
Bayerische Motoren Werke AG	12,759	1,084,204
Bayerische Motoren Werke AG (Preference Shares)	2,191	143,347
Bechtle AG	1,052	223,642
Beiersdorf AG	3,884	426,114
Brenntag AG	5,954	467,583
Carl Zeiss Meditec AG	1,551	242,778
Commerzbank AG†	38,609	256,543
Continental AG	4,239	595,876
Covestro AG*	7,073	482,002
Daimler AG	32,982	2,326,026
Delivery Hero SE†*	4,988	759,163
Deutsche Bank AG†	75,663	770,614
Deutsche Boerse AG	7,322	1,180,232
Deutsche Lufthansa AG†	11,517	148,629
Deutsche Post AG	38,120	1,886,392
Deutsche Telekom AG	128,441	2,290,539
Deutsche Wohnen SE	13,173	653,171
E.ON SE	86,518	916,735
Evonik Industries AG	8,081	266,844
Fresenius Medical Care AG & Co. KGaA	8,217	666,953
Fresenius SE & Co. KGaA	16,112	719,087
Fuchs Petrolub SE (Preference Shares)	2,678	152,446
GEA Group AG	5,912	205,158
Hannover Rueck SE	2,324	360,828
HeidelbergCement AG	5,735	424,643
HelloFresh SE†	5,695	481,531

160

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA	4,005	$374,177
Henkel AG & Co. KGaA (Preference Shares)	6,866	713,132
HOCHTIEF AG	953	88,674
Infineon Technologies AG	50,325	2,023,957
KION Group AG	2,781	240,836
Knorr-Bremse AG	2,795	370,815
LANXESS AG	3,201	241,288
LEG Immobilien AG	2,751	395,182
Merck KGaA	4,980	832,226
MTU Aero Engines AG	2,046	477,100
Muenchener Rueckversicherungs-Gesellschaft AG	5,399	1,435,337
Nemetschek SE	2,225	157,197
Porsche Automobil Holding SE (Preference Shares)	5,901	411,995
Puma SE†	3,778	370,203
Rational AG	197	189,582
RWE AG	24,756	1,065,315
SAP SE	40,240	5,122,498
Sartorius AG (Preference Shares)	1,371	683,475
Scout24 AG*	4,146	320,908
Siemens AG	29,480	4,565,470
Siemens Energy AG†	15,401	570,050
Siemens Healthineers AG*	10,357	581,238
Symrise AG	4,958	617,756
TeamViewer AG†*	5,811	301,377
Telefonica Deutschland Holding AG	40,120	109,921
Uniper SE	7,756	271,876
United Internet AG	4,112	178,755
Volkswagen AG	1,251	265,210
Volkswagen AG (Preference Shares)	7,152	1,359,926
Vonovia SE	20,094	1,345,738
Zalando SE†*	5,895	677,048

		55,505,213

Hong Kong — 2.4%
AIA Group, Ltd.	466,000	5,709,625
Bank of East Asia, Ltd.	50,600	109,845
BOC Hong Kong Holdings, Ltd.	142,500	427,995
CLP Holdings, Ltd.	63,500	594,735
Galaxy Entertainment Group, Ltd.	84,000	652,479
Hang Lung Properties, Ltd.	78,000	207,456
Hang Seng Bank, Ltd.	29,500	539,177
Henderson Land Development Co., Ltd.	56,349	230,674
Hong Kong & China Gas Co., Ltd.	410,445	588,515
Hong Kong Exchanges & Clearing, Ltd.	46,400	2,980,612
Link REIT	79,700	702,492
MTR Corp., Ltd.	59,500	345,627
New World Development Co., Ltd.	58,500	273,796
PCCW, Ltd.	164,000	91,269
Power Assets Holdings, Ltd.	53,500	284,612
Sino Land Co., Ltd.	122,000	169,985
SJM Holdings, Ltd.	77,000	83,978
Sun Hung Kai Properties, Ltd.	50,500	695,216
Swire Pacific, Ltd., Class A	19,000	120,574
Swire Properties, Ltd.	45,000	131,566
Techtronic Industries Co., Ltd.	53,000	794,674

		15,734,902

Ireland — 0.7%
CRH PLC	30,249	1,245,744
DCC PLC	3,796	286,721

Security Description	Shares	Value (Note 2)
Ireland (continued)
Flutter Entertainment PLC†	5,965	$1,107,699
James Hardie Industries PLC CDI†	17,084	477,574
Kerry Group PLC, Class A	6,127	831,032
Kingspan Group PLC†	5,941	403,137
Smurfit Kappa Group PLC	9,444	454,307

		4,806,214

Isle of Man — 0.1%
Entain PLC†	22,488	380,056

Israel — 0.6%
Azrieli Group, Ltd.	1,635	101,573
Bank Hapoalim BM†	43,758	311,153
Bank Leumi Le-Israel BM	55,989	344,416
Check Point Software Technologies, Ltd.†	4,314	551,070
CyberArk Software, Ltd.†	1,495	239,574
Elbit Systems, Ltd.	1,022	137,595
ICL Group, Ltd.	27,141	141,584
Israel Discount Bank, Ltd., Class A	44,856	173,755
Mizrahi Tefahot Bank, Ltd.	5,406	125,859
NICE, Ltd.†	2,417	637,565
Teva Pharmaceutical Industries, Ltd. ADR†	42,274	497,988
Wix.com, Ltd.†	2,088	515,840

		3,777,972

Italy — 1.7%
Amplifon SpA†	4,798	190,427
Assicurazioni Generali SpA	42,514	726,312
Atlantia SpA†	19,093	303,272
DiaSorin SpA	970	212,522
Enel SpA	313,426	3,112,222
Eni SpA	98,033	989,596
FinecoBank Banca Fineco SpA†	23,490	366,770
Infrastrutture Wireless Italiane SpA*	12,951	139,232
Intesa Sanpaolo SpA†	637,259	1,394,090
Mediobanca Banca di Credito Finanziario SpA†	23,933	213,414
Moncler SpA†	7,467	421,816
Nexi SpA†*	16,934	300,687
Poste Italiane SpA*	20,133	197,142
Prysmian SpA	9,300	299,315
Recordati Industria Chimica e Farmaceutica SpA	4,029	208,762
Snam SpA	77,708	407,995
Telecom Italia SpA	322,227	137,912
Telecom Italia SpA (RSP)	232,287	110,175
Terna Rete Elettrica Nazionale SpA	54,220	394,139
UniCredit SpA†	81,904	748,949

		10,874,749

Japan — 23.9%
ABC-Mart, Inc.	1,300	74,806
Acom Co., Ltd.	15,400	67,876
Advantest Corp.	7,700	606,962
Aeon Co., Ltd.	25,200	790,316
Aeon Mall Co., Ltd.	3,900	63,546
AGC, Inc.	7,500	261,037
Air Water, Inc.	7,100	115,578
Aisin Seiki Co., Ltd.	6,200	190,757
Ajinomoto Co., Inc.	18,000	424,359
Alfresa Holdings Corp.	7,200	143,973
Amada Co., Ltd.	12,500	142,196

161

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc.†	4,400	$96,801
Asahi Group Holdings, Ltd.	17,500	712,208
Asahi Intecc Co., Ltd.	7,500	247,004
Asahi Kasei Corp.	48,300	541,346
Astellas Pharma, Inc.	71,700	1,163,093
Azbil Corp.	4,800	244,026
Bandai Namco Holdings, Inc.	7,700	655,936
Bank of Kyoto, Ltd.	2,200	116,629
Bridgestone Corp.	20,600	764,573
Brother Industries, Ltd.	8,600	192,033
Calbee, Inc.	3,400	100,425
Canon, Inc.	38,600	851,424
Capcom Co., Ltd.	3,400	213,561
Casio Computer Co., Ltd.	7,500	133,244
Central Japan Railway Co.	5,600	810,486
Chiba Bank, Ltd.	20,400	112,093
Chubu Electric Power Co., Inc.	24,800	303,216
Chugai Pharmaceutical Co., Ltd.	25,900	1,368,021
Chugoku Electric Power Co., Inc.	11,200	138,690
Coca-Cola Bottlers Japan Holdings, Inc.	4,815	73,259
Concordia Financial Group, Ltd.	39,600	145,298
Cosmos Pharmaceutical Corp.	754	114,858
CyberAgent, Inc.	3,900	244,589
Dai Nippon Printing Co., Ltd.	9,400	162,289
Dai-ichi Life Holdings, Inc.	41,600	642,379
Daifuku Co., Ltd.	3,950	448,702
Daiichi Sankyo Co., Ltd.	65,600	2,113,669
Daikin Industries, Ltd.	9,600	2,043,888
Daito Trust Construction Co., Ltd.	2,500	260,756
Daiwa House Industry Co., Ltd.	21,800	619,870
Daiwa House REIT Investment Corp.	76	204,406
Daiwa Securities Group, Inc.	55,700	265,570
Denso Corp.	16,700	930,241
Dentsu Group, Inc.	8,300	264,187
Disco Corp.	1,100	356,811
East Japan Railway Co.	11,700	791,993
Eisai Co., Ltd.	9,700	710,991
ENEOS Holdings, Inc.	118,250	480,602
FANUC Corp.	7,400	1,943,290
Fast Retailing Co., Ltd.	2,200	1,893,399
Fuji Electric Co., Ltd.	4,900	195,852
FUJIFILM Holdings Corp.	13,900	796,707
Fujitsu, Ltd.	7,600	1,157,323
Fukuoka Financial Group, Inc.	6,600	119,164
GLP J-REIT	146	230,537
GMO Payment Gateway, Inc.	1,600	227,771
Hakuhodo DY Holdings, Inc.	9,000	130,897
Hamamatsu Photonics KK	5,400	311,832
Hankyu Hanshin Holdings, Inc.	8,800	286,654
Harmonic Drive Systems, Inc.	1,500	111,749
Hikari Tsushin, Inc.	800	167,689
Hino Motors, Ltd.	11,100	96,049
Hirose Electric Co., Ltd.	1,235	195,053
Hisamitsu Pharmaceutical Co., Inc.	2,000	120,630
Hitachi Construction Machinery Co., Ltd.	4,100	120,193
Hitachi Metals, Ltd.	8,300	132,575
Hitachi, Ltd.	37,300	1,540,638
Honda Motor Co., Ltd.	62,800	1,660,531
Hoshizaki Corp.	2,000	177,494
Hoya Corp.	14,500	1,854,313
Hulic Co., Ltd.	11,700	132,774

Security Description	Shares	Value (Note 2)
Japan (continued)
Ibiden Co., Ltd.	4,100	$188,468
Idemitsu Kosan Co., Ltd.	7,496	177,032
Iida Group Holdings Co., Ltd.	5,700	125,938
Inpex Corp.	39,400	231,892
Isuzu Motors, Ltd.	21,300	204,665
Ito En, Ltd.	2,049	127,917
ITOCHU Corp.	51,900	1,489,944
Itochu Techno-Solutions Corp.	3,700	129,924
Japan Airlines Co., Ltd.†	5,400	96,552
Japan Airport Terminal Co., Ltd.	2,000	105,712
Japan Exchange Group, Inc.	19,600	456,989
Japan Post Bank Co., Ltd.	15,600	135,577
Japan Post Holdings Co., Ltd.	60,700	484,142
Japan Post Insurance Co., Ltd.	8,700	171,288
Japan Real Estate Investment Corp.	51	310,514
Japan Retail Fund Investment Corp.	100	190,716
Japan Tobacco, Inc.	46,200	918,054
JFE Holdings, Inc.†	18,900	165,956
JSR Corp.	7,800	238,461
Kajima Corp.	17,300	232,625
Kakaku.com, Inc.	5,200	150,269
Kansai Electric Power Co., Inc.	27,100	267,495
Kansai Paint Co., Ltd.	6,800	200,999
Kao Corp.	18,600	1,353,820
KDDI Corp.	62,200	1,831,566
Keihan Holdings Co., Ltd.	3,700	169,969
Keikyu Corp.	8,500	137,429
Keio Corp.	4,000	293,341
Keisei Electric Railway Co., Ltd.	5,000	170,363
Keyence Corp.	7,000	3,765,588
Kikkoman Corp.	5,600	394,188
Kintetsu Group Holdings Co., Ltd.	6,600	278,090
Kirin Holdings Co., Ltd.	31,700	681,861
Kobayashi Pharmaceutical Co., Ltd.	1,900	214,063
Kobe Bussan Co., Ltd.	4,724	130,644
Koei Tecmo Holdings Co, Ltd.	1,700	97,225
Koito Manufacturing Co., Ltd.	4,000	256,665
Komatsu, Ltd.	33,700	928,682
Konami Holdings Corp.	3,600	220,793
Kose Corp.	1,300	216,971
Kubota Corp.	40,000	881,511
Kuraray Co., Ltd.	12,300	132,199
Kurita Water Industries, Ltd.	3,800	154,666
Kyocera Corp.	12,400	795,968
Kyowa Kirin Co., Ltd.	10,400	309,245
Kyushu Electric Power Co., Inc.	14,600	136,237
Kyushu Railway Co.	5,800	122,158
Lasertec Corp.†	2,865	382,483
Lawson, Inc.	1,900	92,392
Lion Corp.	8,600	196,320
LIXIL Corp.	10,300	241,301
M3, Inc.	17,000	1,425,357
Makita Corp.	8,600	410,271
Marubeni Corp.	63,600	424,021
Marui Group Co., Ltd.	7,300	130,866
Mazda Motor Corp.	21,900	156,743
McDonald’s Holdings Co. Japan, Ltd.	2,600	126,570
Medipal Holdings Corp.	7,100	146,108
MEIJI Holdings Co., Ltd.	4,400	299,830
Mercari, Inc.†	3,300	158,041
Minebea Mitsumi, Inc.	14,000	311,743
MISUMI Group, Inc.	10,900	355,488
Mitsubishi Chemical Holdings Corp.	49,300	340,296

162

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Corp.	51,500	$1,306,612
Mitsubishi Electric Corp.	70,300	1,074,867
Mitsubishi Estate Co., Ltd.	45,600	727,715
Mitsubishi Gas Chemical Co., Inc.	6,100	139,686
Mitsubishi Heavy Industries, Ltd.	12,400	358,736
Mitsubishi UFJ Financial Group, Inc.	471,100	2,122,587
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,500	76,769
Mitsui & Co., Ltd.	62,900	1,168,527
Mitsui Chemicals, Inc.	7,100	204,276
Mitsui Fudosan Co., Ltd.	35,300	725,303
Miura Co., Ltd.	3,366	191,845
Mizuho Financial Group, Inc.	92,980	1,240,278
MonotaRO Co., Ltd.	4,800	240,593
MS&AD Insurance Group Holdings, Inc.	17,200	498,109
Murata Manufacturing Co., Ltd.	22,100	2,128,447
Nabtesco Corp.	4,300	193,319
Nagoya Railroad Co., Ltd.	7,200	183,458
NEC Corp.	10,000	542,584
Nexon Co., Ltd.	18,800	571,498
NGK Insulators, Ltd.	9,900	173,851
NGK Spark Plug Co., Ltd.	5,900	109,980
NH Foods, Ltd.	3,200	137,217
Nidec Corp.	17,200	2,284,319
Nihon M&A Center, Inc.	5,884	340,747
Nintendo Co., Ltd.	4,300	2,485,159
Nippon Building Fund, Inc.	57	344,453
Nippon Express Co., Ltd.	2,800	191,082
Nippon Paint Holdings Co., Ltd.	5,600	505,200
Nippon Prologis REIT, Inc.	81	264,004
Nippon Sanso Holdings Corp.	5,800	112,115
Nippon Shinyaku Co., Ltd.	1,800	132,584
Nippon Steel Corp.†	31,100	363,186
Nippon Telegraph & Telephone Corp.	49,600	1,236,423
Nippon Yusen KK	5,900	136,319
Nissan Chemical Corp.	4,800	274,202
Nissan Motor Co., Ltd.†	89,500	457,527
Nisshin Seifun Group, Inc.	7,600	128,301
Nissin Foods Holdings Co., Ltd.	2,400	206,927
Nitori Holdings Co., Ltd.	3,100	614,133
Nitto Denko Corp.	6,100	553,421
Nomura Holdings, Inc.	121,200	642,289
Nomura Real Estate Holdings, Inc.	4,500	100,723
Nomura Real Estate Master Fund, Inc.	164	249,266
Nomura Research Institute, Ltd.	12,300	410,676
NSK, Ltd.	13,800	126,216
NTT Data Corp.	24,300	350,539
Obayashi Corp.	25,000	211,376
OBIC Co., Ltd.	2,700	505,353
Odakyu Electric Railway Co., Ltd.	11,400	331,441
Oji Holdings Corp.	33,200	201,239
Olympus Corp.	44,900	813,256
Omron Corp.	7,200	637,341
Ono Pharmaceutical Co., Ltd.	14,300	428,231
Oracle Corp. Japan	1,500	176,576
Oriental Land Co., Ltd.	7,700	1,205,483
ORIX Corp.	50,600	820,374
Orix JREIT, Inc.	101	169,350
Osaka Gas Co., Ltd.	14,500	267,464
Otsuka Corp.	4,000	201,150
Otsuka Holdings Co., Ltd.	15,000	641,612

Security Description	Shares	Value (Note 2)
Japan (continued)
Pan Pacific International Holdings Corp.	15,900	$358,159
Panasonic Corp.	85,100	1,103,095
PeptiDream, Inc.†	3,600	210,966
Persol Holdings Co., Ltd.	6,881	129,368
Pigeon Corp.	4,500	202,575
Pola Orbis Holdings, Inc.	3,500	70,220
Rakuten, Inc.†	33,200	326,368
Recruit Holdings Co., Ltd.	49,000	2,134,936
Renesas Electronics Corp.†	29,879	341,213
Resona Holdings, Inc.	79,900	279,194
Ricoh Co., Ltd.	25,800	198,126
Rinnai Corp.	1,400	146,462
Rohm Co., Ltd.	3,400	346,126
Ryohin Keikaku Co., Ltd.	9,200	220,507
Santen Pharmaceutical Co., Ltd.	13,900	230,291
SBI Holdings, Inc.	9,100	227,067
SCSK Corp.	2,002	111,602
Secom Co., Ltd.	8,100	735,424
Sega Sammy Holdings, Inc.	6,700	106,548
Seibu Holdings, Inc.	8,100	74,849
Seiko Epson Corp.	10,800	183,759
Sekisui Chemical Co., Ltd.	13,800	249,409
Sekisui House, Ltd.	23,700	458,499
Seven & i Holdings Co., Ltd.	29,000	1,101,544
SG Holdings Co., Ltd.	12,300	314,737
Sharp Corp.	8,200	170,930
Shimadzu Corp.	8,600	329,030
Shimamura Co., Ltd.	900	99,833
Shimano, Inc.	2,900	680,325
Shimizu Corp.	21,300	150,832
Shin-Etsu Chemical Co., Ltd.	13,600	2,368,348
Shinsei Bank, Ltd.	6,000	74,578
Shionogi & Co., Ltd.	10,200	554,946
Shiseido Co., Ltd.	15,400	1,010,588
Shizuoka Bank, Ltd.	16,100	118,419
SMC Corp.	2,200	1,335,273
SoftBank Corp.	110,700	1,452,655
SoftBank Group Corp.	60,400	4,653,200
Sohgo Security Services Co., Ltd.	2,800	138,146
Sompo Holdings, Inc.	12,900	515,661
Sony Corp.	48,600	4,650,756
Square Enix Holdings Co., Ltd.	3,500	201,190
Stanley Electric Co., Ltd.	5,000	156,791
Subaru Corp.	23,700	456,776
SUMCO Corp.	10,139	214,301
Sumitomo Chemical Co., Ltd.	57,400	271,431
Sumitomo Corp.	45,800	608,990
Sumitomo Dainippon Pharma Co., Ltd.	6,900	111,675
Sumitomo Electric Industries, Ltd.	29,100	388,784
Sumitomo Metal Mining Co., Ltd.	9,000	392,375
Sumitomo Mitsui Financial Group, Inc.	50,300	1,565,666
Sumitomo Mitsui Trust Holdings, Inc.	13,000	394,961
Sumitomo Realty & Development Co., Ltd.	11,900	361,021
Sundrug Co., Ltd.	2,800	111,019
Suntory Beverage & Food, Ltd.	5,400	188,941
Suzuken Co., Ltd.	2,600	100,768
Suzuki Motor Corp.	14,200	641,615
Sysmex Corp.	6,500	757,678
T&D Holdings, Inc.	20,700	245,299
Taiheiyo Cement Corp.	4,400	110,844
Taisei Corp.	7,400	240,250
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	85,053

163

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	60,700	$2,128,287
TDK Corp.	5,000	809,416
Teijin, Ltd.	6,900	126,830
Terumo Corp.	24,900	973,989
THK Co., Ltd.	4,600	147,495
TIS, Inc.	8,615	191,140
Tobu Railway Co., Ltd.	7,300	206,365
Toho Co., Ltd.	4,300	165,971
Toho Gas Co., Ltd.	2,900	171,289
Tohoku Electric Power Co., Inc.	16,500	142,840
Tokio Marine Holdings, Inc.	24,300	1,213,567
Tokyo Century Corp.	1,684	136,742
Tokyo Electric Power Co. Holdings, Inc.†	55,700	215,833
Tokyo Electron, Ltd.	5,800	2,212,289
Tokyo Gas Co., Ltd.	14,500	316,810
Tokyu Corp.	19,300	227,542
Tokyu Fudosan Holdings Corp.	23,600	134,002
Toppan Printing Co., Ltd.	10,100	144,076
Toray Industries, Inc.	53,400	349,449
Toshiba Corp.	14,900	488,158
Tosoh Corp.	10,000	172,562
TOTO, Ltd.	5,500	305,541
Toyo Suisan Kaisha, Ltd.	3,400	167,292
Toyoda Gosei Co., Ltd.	2,500	66,093
Toyota Industries Corp.	5,700	449,652
Toyota Motor Corp.	81,700	5,713,021
Toyota Tsusho Corp.	8,200	321,799
Trend Micro, Inc.†	5,100	280,033
Tsuruha Holdings, Inc.	1,400	185,812
Unicharm Corp.	15,600	697,795
United Urban Investment Corp.	114	155,335
USS Co., Ltd.	8,500	170,601
Welcia Holdings Co., Ltd.	3,600	122,290
West Japan Railway Co.	6,300	342,375
Yakult Honsha Co., Ltd.	4,900	250,395
Yamada Holdings Co., Ltd.	27,900	142,278
Yamaha Corp.	5,200	294,020
Yamaha Motor Co., Ltd.	10,800	246,063
Yamato Holdings Co., Ltd.	11,900	293,928
Yamazaki Baking Co., Ltd.	4,700	86,170
Yaskawa Electric Corp.	9,300	478,463
Yokogawa Electric Corp.	8,800	190,739
Z Holdings Corp.	102,200	632,235
ZOZO, Inc.	4,200	117,340

		153,186,116

Jersey — 0.6%
Experian PLC	35,316	1,235,216
Ferguson PLC	8,666	1,008,261
Glencore PLC†	385,099	1,295,135
WPP PLC	47,219	492,918

		4,031,530

Luxembourg — 0.2%
ArcelorMittal SA†	27,624	600,915
Aroundtown SA	38,500	267,815
Eurofins Scientific SE†	5,110	491,035
SES SA FDR	14,777	125,996
Tenaris SA	18,197	141,212

		1,626,973

Security Description	Shares	Value (Note 2)
Netherlands — 4.8%
ABN AMRO Bank NV CVA†*	16,301	$170,047
Adyen NV†*	700	1,458,580
Aegon NV	68,955	284,262
Airbus SE†	22,661	2,282,959
Akzo Nobel NV	7,436	753,955
Argenx SE†	1,721	504,009
ASML Holding NV	16,403	8,733,360
CNH Industrial NV†	39,434	504,123
Davide Campari-Milano NV	22,382	240,923
EXOR NV	4,179	310,922
Ferrari NV	4,857	1,014,158
Heineken Holding NV	4,440	389,504
Heineken NV	9,989	1,040,536
ING Groep NV†	150,314	1,335,120
JDE Peet’s BV†	2,889	111,426
Just Eat Takeaway.com NV†*	4,871	558,838
Koninklijke Ahold Delhaize NV	42,417	1,213,809
Koninklijke DSM NV	6,642	1,159,902
Koninklijke KPN NV	137,666	430,142
Koninklijke Philips NV†	35,108	1,913,417
Koninklijke Vopak NV	2,709	136,999
NN Group NV	11,108	460,478
Prosus NV	18,782	2,182,258
QIAGEN NV†	8,895	481,740
Randstad NV†	4,591	286,355
Stellantis NV	81,943	1,243,977
STMicroelectronics NV	24,563	990,312
Wolters Kluwer NV	10,521	873,242

		31,065,353

New Zealand — 0.4%
a2 Milk Co., Ltd.†	28,604	238,645
Auckland International Airport, Ltd.†	48,234	257,285
Fisher & Paykel Healthcare Corp., Ltd.	22,156	550,299
Mercury NZ, Ltd.	26,249	134,153
Meridian Energy, Ltd.	49,376	254,070
Ryman Healthcare, Ltd.	15,414	171,976
Spark New Zealand, Ltd.	70,792	243,599
Xero, Ltd.†	4,679	462,761

		2,312,788

Norway — 0.6%
Adevinta ASA†	9,238	137,018
DNB ASA†	36,539	713,273
Equinor ASA	37,661	673,443
Gjensidige Forsikring ASA	7,707	177,891
Mowi ASA	16,938	374,493
Norsk Hydro ASA	51,825	229,829
Orkla ASA	28,943	281,300
Schibsted ASA, Class A†	2,913	110,126
Schibsted ASA, Class B†	3,777	122,269
Telenor ASA	26,965	446,399
Yara International ASA	6,716	313,317

		3,579,358

Papua New Guinea — 0.0%
Oil Search, Ltd.	76,068	227,518

Portugal — 0.2%
EDP - Energias de Portugal SA	107,023	668,859
Galp Energia SGPS SA	19,317	193,039
Jeronimo Martins SGPS SA	9,700	158,510

		1,020,408

164

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Singapore — 1.0%
Ascendas Real Estate Investment Trust	128,279	$297,368
CapitaLand Integrated Commercial Trust	174,596	279,621
CapitaLand, Ltd.	101,700	244,422
City Developments, Ltd.	17,500	95,089
DBS Group Holdings, Ltd.	69,200	1,301,047
Genting Singapore, Ltd.	233,000	148,974
Keppel Corp., Ltd.	56,100	210,457
Mapletree Commercial Trust	83,000	129,289
Mapletree Logistics Trust	111,377	166,054
Oversea-Chinese Banking Corp., Ltd.	127,400	983,787
Singapore Airlines, Ltd.†	51,650	158,574
Singapore Exchange, Ltd.	31,000	229,914
Singapore Technologies Engineering, Ltd.	60,200	167,304
Singapore Telecommunications, Ltd.	314,600	558,724
Suntec Real Estate Investment Trust	76,100	91,625
United Overseas Bank, Ltd.	45,300	800,307
UOL Group, Ltd.	17,900	98,602
Venture Corp., Ltd.	10,600	157,486
Wilmar International, Ltd.	74,000	293,442

		6,412,086

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	10,307	321,221
Aena SME SA†*	2,601	398,996
Amadeus IT Group SA	17,360	1,098,899
Banco Bilbao Vizcaya Argentaria SA	256,953	1,170,183
Banco Santander SA†	696,118	2,035,972
CaixaBank SA	138,300	349,586
Cellnex Telecom SA*	12,192	714,326
Enagas SA	9,591	211,352
Endesa SA	12,240	313,026
Ferrovial SA	18,755	450,136
Grifols SA	11,495	338,966
Iberdrola SA	232,470	3,152,695
Iberdrola SA (Interim Shares)†	3,321	45,038
Industria de Diseno Textil SA	42,036	1,247,168
Naturgy Energy Group SA	11,377	293,714
Red Electrica Corp. SA	16,681	316,710
Repsol SA	58,352	572,053
Siemens Gamesa Renewable Energy SA	9,187	375,860
Telefonica SA	195,069	838,351

		14,244,252

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,000	100,780
HKT Trust & HKT, Ltd.	146,000	192,574
Unibail-Rodamco-Westfield	5,336	449,842

		743,196

Sweden — 3.1%
Alfa Laval AB†	12,123	318,187
Assa Abloy AB, Class B	38,624	956,287
Atlas Copco AB, Class A	25,877	1,408,591
Atlas Copco AB, Class B	15,038	703,836
Boliden AB	10,540	345,733
Electrolux AB, Series B	8,692	212,775
Epiroc AB, Class A	25,395	487,438
Epiroc AB, Class B	15,028	257,365

Security Description	Shares	Value (Note 2)
Sweden (continued)
EQT AB	9,181	$286,513
Essity AB, Class B	23,452	748,108
Evolution Gaming Group AB*	6,166	601,118
Fastighets AB Balder, Class B†	3,902	195,185
Hennes & Mauritz AB, Class B†	30,959	659,445
Hexagon AB, Class B	10,846	949,014
Husqvarna AB, Class B	16,108	199,617
ICA Gruppen AB	3,876	194,445
Industrivarden AB, Class A†	4,118	138,426
Industrivarden AB, Class C†	6,154	195,559
Investment AB Latour, Class B	5,705	127,335
Investor AB, Class B	17,553	1,287,173
Kinnevik AB Class B	9,322	457,987
L E Lundbergforetagen AB, Class B†	2,929	154,109
Lundin Energy AB	7,162	195,015
Nibe Industrier AB, Class B	12,017	401,619
Sandvik AB†	43,505	1,084,094
Securitas AB, Class B	12,067	186,492
Skandinaviska Enskilda Banken AB, Class A†	62,718	685,158
Skanska AB, Class B	13,109	339,337
SKF AB, Class B	14,674	402,198
Svenska Cellulosa AB SCA, Class B†	23,348	411,340
Svenska Handelsbanken AB, Class A†	59,955	600,721
Swedbank AB, Class A†	34,898	656,781
Swedish Match AB	6,251	481,926
Tele2 AB, Class B	19,244	265,340
Telefonaktiebolaget LM Ericsson, Class B	112,478	1,420,926
Telia Co AB	94,559	414,497
Volvo AB, Class B†	54,876	1,356,223

		19,785,913

Switzerland — 9.0%
ABB, Ltd.	71,019	2,096,033
Adecco Group AG	5,972	373,975
Alcon, Inc.†	18,948	1,359,067
Baloise Holding AG	1,787	298,326
Banque Cantonale Vaudoise	1,161	123,102
Barry Callebaut AG	116	256,989
Chocoladefabriken Lindt & Spruengli AG	4	373,012
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	40	347,035
Cie Financiere Richemont SA	20,116	1,869,069
Clariant AG	7,675	163,003
Coca-Cola HBC AG	7,718	228,712
Credit Suisse Group AG	94,326	1,243,182
EMS-Chemie Holding AG	315	296,938
Geberit AG	1,427	873,403
Givaudan SA	356	1,436,802
Julius Baer Group, Ltd.	8,625	522,198
Kuehne & Nagel International AG	2,081	474,048
LafargeHolcim, Ltd.	20,175	1,088,967
Logitech International SA	6,337	660,793
Lonza Group AG	2,870	1,835,905
Nestle SA	111,022	12,437,418
Novartis AG	85,563	7,739,614
Partners Group Holding AG	720	851,621
Roche Holding AG	27,074	9,331,933
Schindler Holding AG (Participation Certificate)	1,569	414,497
Schindler Holding AG	775	204,144

165

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
SGS SA	233	$708,246
Sika AG	5,464	1,485,995
Sonova Holding AG†	2,109	509,524
Straumann Holding AG	398	441,687
Swatch Group AG (TRQX)	2,028	114,297
Swatch Group AG (XEGT)	1,115	321,338
Swiss Life Holding AG	1,172	533,320
Swiss Prime Site AG	2,928	284,843
Swiss Re AG	11,012	971,610
Swisscom AG	998	543,544
Temenos AG	2,571	325,382
UBS Group AG	141,277	2,039,542
Vifor Pharma AG	1,753	238,250
Zurich Insurance Group AG	5,798	2,308,306

		57,725,670

United Kingdom — 12.5%
3i Group PLC	37,500	567,170
Admiral Group PLC	7,365	290,671
Anglo American PLC	47,274	1,554,565
Antofagasta PLC	15,196	297,396
Ashtead Group PLC	17,315	875,018
Associated British Foods PLC†	13,729	397,836
AstraZeneca PLC	50,570	5,162,944
Auto Trader Group PLC*	37,221	287,429
AVEVA Group PLC	4,432	220,651
Aviva PLC	151,359	691,592
BAE Systems PLC	123,959	784,022
Barclays PLC†	668,499	1,222,941
Barratt Developments PLC†	39,241	342,819
Berkeley Group Holdings PLC	4,844	277,592
BHP Group PLC	81,391	2,236,231
BP PLC	780,877	2,901,805
British American Tobacco PLC	88,410	3,217,749
British Land Co. PLC	33,925	208,327
BT Group PLC†	343,945	591,277
Bunzl PLC	12,982	417,588
Burberry Group PLC†	15,596	366,764
Coca-Cola European Partners PLC	7,886	366,462
Compass Group PLC†	68,743	1,232,182
Croda International PLC	5,376	462,654
Diageo PLC	90,076	3,634,997
Direct Line Insurance Group PLC	52,584	215,835
Evraz PLC	19,650	134,870
Fresnillo PLC	7,099	96,000
GlaxoSmithKline PLC	193,348	3,591,844
Halma PLC	14,630	494,466
Hargreaves Lansdown PLC	12,795	299,104
Hikma Pharmaceuticals PLC	6,661	218,821
HSBC Holdings PLC†	784,863	4,110,613
Imperial Brands PLC	36,471	733,990
Informa PLC†	57,886	395,683
InterContinental Hotels Group PLC†	6,687	412,709
Intertek Group PLC	6,219	469,670
J Sainsbury PLC	68,543	229,371
JD Sports Fashion PLC†	16,877	172,465
Johnson Matthey PLC	7,458	301,158
Kingfisher PLC†	81,316	309,043
Land Securities Group PLC	27,145	227,080
Legal & General Group PLC	229,936	767,451
Lloyds Banking Group PLC†	2,727,880	1,224,249

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
London Stock Exchange Group PLC	12,189	$1,449,389
M&G PLC	100,190	241,248
Melrose Industries PLC†	187,217	431,475
Mondi PLC	18,711	442,259
National Grid PLC	135,654	1,576,897
Natwest Group PLC†	186,899	375,665
Next PLC†	5,123	542,204
Ocado Group PLC†	18,734	711,988
Pearson PLC	29,010	322,589
Persimmon PLC	12,291	428,845
Phoenix Group Holdings PLC	21,177	195,627
Prudential PLC	100,535	1,611,707
Reckitt Benckiser Group PLC	27,408	2,327,619
RELX PLC	74,441	1,846,517
Rentokil Initial PLC†	71,458	486,586
Rio Tinto PLC	43,238	3,304,365
Rolls-Royce Holdings PLC†	322,455	402,671
Royal Dutch Shell PLC, Class A	158,045	2,875,992
Royal Dutch Shell PLC, Class B	142,821	2,470,552
RSA Insurance Group PLC	39,868	368,575
Sage Group PLC	42,040	339,356
Schroders PLC	4,791	224,028
Segro PLC	45,895	599,616
Severn Trent PLC	9,200	291,234
Smith & Nephew PLC	33,742	710,581
Smiths Group PLC	15,268	296,298
Spirax-Sarco Engineering PLC	2,842	431,066
SSE PLC	40,065	813,419
St James’s Place PLC	20,689	332,295
Standard Chartered PLC†	103,382	627,759
Standard Life Aberdeen PLC	86,416	357,319
Taylor Wimpey PLC†	140,441	281,121
Tesco PLC	377,402	1,235,806
Unilever PLC (LSE)	44,954	2,620,252
Unilever PLC (Euronext Amsterdam)	56,366	3,276,500
United Utilities Group PLC	26,277	331,591
Vodafone Group PLC	1,033,688	1,767,879
Whitbread PLC†	7,778	295,455
WM Morrison Supermarkets PLC	92,805	228,053

		80,485,502

Total Common Stocks (cost $515,145,939)		601,797,199

EXCHANGE-TRADED FUNDS — 2.4%
United States — 2.4%
iShares MSCI EAFE ETF (cost $14,649,817)	213,800	15,476,982

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	13,116

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/10/2021† (cost $5,669)	10,307	5,078

Total Long-Term Investment Securities (cost $529,801,425)		617,292,375

166

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.8%
United States Treasury Bills 0.10% due 12/30/2021(1)	$2,900,000	$2,897,760
0.16% due 04/22/2021(1)	200,000	199,973
0.16% due 05/20/2021(1)	1,000,000	999,771
0.17% due 05/20/2021(1)	350,000	349,920
0.18% due 05/20/2021(1)	400,000	399,909

Total Short-Term Investment Securities (cost $4,846,313)		4,847,333

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $18,673,000 and collateralized by $19,071,900 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $19,046,544 (cost $18,673,000)	18,673,000	18,673,000

TOTAL INVESTMENTS (cost $553,320,738)(2)	99.8%	640,812,708
Other assets less liabilities	0.2	1,168,097

NET ASSETS	100.0%	$641,980,805

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $11,181,607 representing 1.7% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
Euronext	Amerstdam — Euronext Stock Exchange, Amsterdam
FDR	— Fiduciary Depositary Receipt
LSE	— London Stock Exchange
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
237	Long	MSCI EAFE Index	March 2021	$25,165,326	$25,068,675	$(96,651)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,553,333	$594,243,866	**	$—	$601,797,199
Exchange-Traded Funds	15,476,982	—		—	15,476,982
Warrants	13,116	—		—	13,116
Rights	5,078	—		—	5,078
Short-Term Investment Securities	—	4,847,333		—	4,847,333
Repurchase Agreements	—	18,673,000		—	18,673,000

Total Investments at Value	$23,048,509	$617,764,199		$—	$640,812,708

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$96,651	$—		$—	$96,651

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

167

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	9.0%
Enterprise Software/Service	7.3
Electronic Components-Semiconductors	6.2
Medical Products	3.9
Diagnostic Equipment	3.6
Applications Software	3.2
Building & Construction Products-Misc.	2.5
Patient Monitoring Equipment	2.3
Energy-Alternate Sources	2.1
Distribution/Wholesale	2.1
Medical Labs & Testing Services	1.9
Medical Instruments	1.8
Internet Application Software	1.6
Auto/Truck Parts & Equipment-Original	1.6
Retail-Restaurants	1.5
Machinery-General Industrial	1.5
Web Hosting/Design	1.5
Diagnostic Kits	1.5
Medical-Drugs	1.4
Medical-Outpatient/Home Medical	1.3
Commercial Services-Finance	1.3
Electronic Measurement Instruments	1.3
Racetracks	1.3
Real Estate Investment Trusts	1.2
Casino Services	1.2
Transport-Services	1.1
Satellite Telecom	1.1
Transport-Truck	1.0
E-Commerce/Products	1.0
Banks-Commercial	1.0
Retail-Floor Coverings	0.9
Medical Information Systems	0.9
Lasers-System/Components	0.9
Retail-Home Furnishings	0.9
Investment Management/Advisor Services	0.9
Machinery-Print Trade	0.9
Semiconductor Components-Integrated Circuits	0.8
Retail-Misc./Diversified	0.8
Chemicals-Specialty	0.8
Electric Products-Misc.	0.8
Brewery	0.8
E-Commerce/Services	0.8
Computer Data Security	0.8
Power Converter/Supply Equipment	0.8
Hazardous Waste Disposal	0.7
Electric-Integrated	0.7
Semiconductor Equipment	0.7
Building-Residential/Commercial	0.7
Schools	0.7
Metal Processors & Fabrication	0.7
Food-Wholesale/Distribution	0.7
Recreational Centers	0.7
Healthcare Safety Devices	0.7
Engineering/R&D Services	0.7
Disposable Medical Products	0.7
Resorts/Theme Parks	0.7
Metal-Iron	0.7
Human Resources	0.7
Finance-Consumer Loans	0.6
Retail-Discount	0.6
Diversified Manufacturing Operations	0.6

Data Processing/Management	0.6%
Electronic Connectors	0.6
Coatings/Paint	0.6
Machine Tools & Related Products	0.5
Electronics-Military	0.4
Retail-Automobile	0.4
Drug Delivery Systems	0.3
Insurance Brokers	0.3
Specified Purpose Acquisitions	0.1

96.5%

*	Calculated as a percentage of net assets

168

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.5%
Applications Software — 3.2%
BigCommerce Holdings, Inc., Series 1†	26,608	$2,127,044
Five9, Inc.†	20,853	3,466,811
Nuance Communications, Inc.†	89,112	4,058,160
Smartsheet, Inc., Class A†	37,113	2,588,261

		12,240,276

Auto/Truck Parts & Equipment-Original — 1.6%
Fox Factory Holding Corp.†	26,125	3,125,595
Visteon Corp.†	22,292	2,841,784

		5,967,379

Banks-Commercial — 1.0%
SVB Financial Group†	8,545	3,740,830

Brewery — 0.8%
Boston Beer Co., Inc., Class A†	3,262	2,990,895

Building & Construction Products-Misc. — 2.5%
Builders FirstSource, Inc.†	119,098	4,555,498
Simpson Manufacturing Co., Inc.	20,775	1,911,300
Trex Co., Inc.†	33,035	3,031,622

		9,498,420

Building-Residential/Commercial — 0.7%
Installed Building Products, Inc.†	26,131	2,741,926

Casino Services — 1.2%
Caesars Entertainment, Inc.†	63,049	4,438,019

Chemicals-Specialty — 0.8%
Element Solutions, Inc.	180,560	3,074,937

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	78,930	2,130,321

Commercial Services-Finance — 1.3%
Avalara, Inc.†	13,409	2,011,350
Morningstar, Inc.	13,331	3,064,664

		5,076,014

Computer Data Security — 0.8%
Qualys, Inc.†	21,194	2,934,733

Data Processing/Management — 0.6%
Fair Isaac Corp.†	4,895	2,203,288

Diagnostic Equipment — 3.6%
Adaptive Biotechnologies Corp.†	43,254	2,399,300
Avantor, Inc.†	150,364	4,434,234
Repligen Corp.†	35,372	7,074,400

		13,907,934

Diagnostic Kits — 1.5%
Natera, Inc.†	52,913	5,642,642

Disposable Medical Products — 0.7%
CONMED Corp.	22,828	2,554,453

Distribution/Wholesale — 2.1%
IAA, Inc.†	41,140	2,350,740
Pool Corp.	6,797	2,407,361
SiteOne Landscape Supply, Inc.†	21,086	3,324,841

		8,082,942

Diversified Manufacturing Operations — 0.6%
Fabrinet†	29,002	2,289,418

Drug Delivery Systems — 0.3%
Heron Therapeutics, Inc.†	74,834	1,299,118

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.0%
Overstock.com, Inc.†	50,575	$3,924,620

E-Commerce/Services — 0.8%
Lyft, Inc., Class A†	66,229	2,944,541

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	12,413	3,020,952

Electric-Integrated — 0.7%
Evoqua Water Technologies Corp.†	102,474	2,792,417

Electronic Components-Semiconductors — 6.2%
Ambarella, Inc.†	4,737	446,983
Cree, Inc.†	32,905	3,326,037
IPG Photonics Corp.†	11,985	2,677,809
Lattice Semiconductor Corp.†	108,503	4,352,055
MACOM Technology Solutions Holdings, Inc.†	48,676	2,767,717
Monolithic Power Systems, Inc.	7,098	2,521,849
Semtech Corp.†	51,719	3,669,463
Silicon Laboratories, Inc.†	28,545	3,744,248

		23,506,161

Electronic Connectors — 0.6%
Vicor Corp.†	24,983	2,162,029

Electronic Measurement Instruments — 1.3%
Mesa Laboratories, Inc.	8,094	2,243,171
Trimble, Inc.†	42,392	2,794,057

		5,037,228

Electronics-Military — 0.4%
Mercury Systems, Inc.†	21,501	1,527,861

Energy-Alternate Sources — 2.1%
Array Technologies, Inc.†	70,266	2,864,042
Enphase Energy, Inc.†	19,582	3,570,778
Shoals Technologies Group, Inc.† Class A	51,410	1,744,341

		8,179,161

Engineering/R&D Services — 0.7%
AECOM†	51,055	2,557,856

Enterprise Software/Service — 7.3%
Bill.com Holdings, Inc.†	28,159	3,432,019
Black Knight, Inc.†	22,389	1,828,957
Blackline, Inc.†	39,551	5,126,601
Clarivate PLC†	77,461	2,241,721
Everbridge, Inc.†	16,288	2,165,164
Guidewire Software, Inc.†	18,368	2,107,544
HubSpot, Inc.†	11,445	4,259,829
LivePerson, Inc.†	52,232	3,309,420
Pegasystems, Inc.	26,064	3,321,857

		27,793,112

Finance-Consumer Loans — 0.6%
LendingTree, Inc.†	7,365	2,397,455

Food-Wholesale/Distribution — 0.7%
Performance Food Group Co.†	56,341	2,641,266

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	36,592	2,834,416

Healthcare Safety Devices — 0.7%
Tandem Diabetes Care, Inc.†	28,111	2,604,484

Human Resources — 0.7%
ASGN, Inc.†	30,165	2,500,980

169

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Goosehead Insurance, Inc., Class A	8,492	$1,134,531

Internet Application Software — 1.6%
Anaplan, Inc.†	37,388	2,493,780
Zendesk, Inc.†	25,065	3,615,375

		6,109,155

Investment Management/Advisor Services — 0.9%
LPL Financial Holdings, Inc.	31,556	3,418,777

Lasers-System/Components — 0.9%
II-VI, Inc.†	41,732	3,508,409

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	55,475	2,101,393

Machinery-General Industrial — 1.5%
Nordson Corp.	11,173	1,999,855
Welbilt, Inc.†	288,868	3,729,286

		5,729,141

Machinery-Print Trade — 0.9%
Kornit Digital, Ltd.†	37,294	3,380,142

Medical Information Systems — 0.9%
Schrodinger, Inc.†	39,426	3,561,351

Medical Instruments — 1.8%
Bio-Techne Corp.	14,122	4,588,379
Bruker Corp.	38,959	2,255,337

		6,843,716

Medical Labs & Testing Services — 1.9%
Catalent, Inc.†	28,959	3,331,733
Syneos Health, Inc.†	54,406	4,045,086

		7,376,819

Medical Products — 3.9%
AtriCure, Inc.†	52,658	3,066,275
Inari Medical, Inc.†	37,767	3,603,727
iRhythm Technologies, Inc.†	18,321	3,085,623
Masimo Corp.†	11,203	2,867,072
Nevro Corp.†	14,995	2,426,041

		15,048,738

Medical-Biomedical/Gene — 9.0%
Abcam PLC	118,423	2,696,074
ChemoCentryx, Inc.†	27,997	1,596,109
Halozyme Therapeutics, Inc.†	81,487	3,877,966
Immunovant, Inc.†	35,764	1,395,869
Iovance Biotherapeutics, Inc.†	41,508	1,819,711
Kodiak Sciences, Inc.†	15,568	1,966,394
Maravai LifeSciences Holdings, Inc., Class A†	99,359	3,461,668
Mirati Therapeutics, Inc.†	9,406	1,931,334
NeoGenomics, Inc.†	72,344	3,835,679
Sage Therapeutics, Inc.†	24,596	1,983,667
Translate Bio, Inc.†	83,876	2,002,959
Twist Bioscience Corp.†	47,430	7,804,132

		34,371,562

Medical-Drugs — 1.4%
Intellia Therapeutics, Inc.†	44,371	2,778,512
PRA Health Sciences, Inc.†	21,180	2,610,223

		5,388,735

Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical — 1.3%
Chemed Corp.	4,036	$2,090,244
LHC Group, Inc.†	15,332	3,054,441

		5,144,685

Metal Processors & Fabrication — 0.7%
Timken Co.	35,396	2,678,061

Metal-Iron — 0.7%
Cleveland-Cliffs, Inc.	164,933	2,530,072

Patient Monitoring Equipment — 2.3%
CareDx, Inc.†	86,540	6,614,252
Insulet Corp.†	8,709	2,326,871

		8,941,123

Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.†	11,666	2,874,736

Racetracks — 1.3%
Penn National Gaming, Inc.†	47,329	4,908,964

Real Estate Investment Trusts — 1.2%
EastGroup Properties, Inc.	15,354	2,074,940
Ryman Hospitality Properties, Inc.	37,190	2,411,771

		4,486,711

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	36,452	2,624,544

Resort/Theme Parks — 0.7%
Marriott Vacations Worldwide Corp.	20,807	2,554,267

Retail-Automobile — 0.4%
Vroom, Inc.†	37,962	1,398,141

Retail-Discount — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.†	24,263	2,298,434

Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	39,158	3,605,277

Retail-Home Furnishings — 0.9%
RH†	7,253	3,447,786

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	17,711	3,112,354

Retail-Restaurants — 1.5%
Texas Roadhouse, Inc.	34,550	2,633,056
Wingstop, Inc.	21,347	3,203,117

		5,836,173

Satellite Telecom — 1.1%
Iridium Communications, Inc.†	84,263	4,151,638

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	17,763	2,699,443

Semiconductor Components-Integrated Circuits — 0.8%
Power Integrations, Inc.	40,133	3,232,713

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	17,633	2,787,248

Specified Purpose Acquisitions — 0.1%
VPC Impact Acquisition Holdings, Class A†	16,873	251,914

Transport-Services — 1.1%
CryoPort, Inc.†	61,123	4,168,589

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	28,720	1,148,800

170

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck (continued)
Saia, Inc.†	16,128	$2,850,624

		3,999,424

Web Hosting/Design — 1.5%
Q2 Holdings, Inc.†	44,098	5,644,104

TOTAL INVESTMENTS (cost $223,607,886)(1)	96.5%	368,586,954
Other assets less liabilities	3.5	13,444,917

NET ASSETS	100.0%	$382,031,871

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$365,890,880	$2,696,074	**	$—	$368,586,954

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

171

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio@

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	8.3%
E-Commerce/Products	6.2
Medical-Drugs	5.4
Internet Content-Entertainment	3.7
Finance-Credit Card	3.6
Semiconductor Components-Integrated Circuits	3.5
Diversified Banking Institutions	3.5
Medical-HMO	3.3
Semiconductor Equipment	2.7
Real Estate Investment Trusts	2.6
Diagnostic Equipment	2.5
Medical-Hospitals	2.3
Computer Services	2.2
Cosmetics & Toiletries	2.1
Retail-Building Products	2.0
Telephone-Integrated	2.0
Computers	1.9
Electronic Components-Semiconductors	1.9
Insurance-Life/Health	1.8
Insurance-Property/Casualty	1.7
Transport-Services	1.7
Finance-Other Services	1.7
E-Commerce/Services	1.6
Transport-Rail	1.5
Data Processing/Management	1.5
Aerospace/Defense	1.4
Brewery	1.4
Pharmacy Services	1.3
Wireless Equipment	1.3
Electric-Integrated	1.3
Pipelines	1.2
Retail-Discount	1.2
Finance-Mortgage Loan/Banker	1.2
Auto-Cars/Light Trucks	1.2
Food-Confectionery	1.2
Cable/Satellite TV	1.1
Instruments-Controls	1.0
Enterprise Software/Service	1.0
Entertainment Software	1.0
Food-Wholesale/Distribution	1.0
Retail-Automobile	0.9
Non-Hazardous Waste Disposal	0.9
Machinery-General Industrial	0.9
Building-Residential/Commercial	0.9
Building Products-Cement	0.8
Machinery-Construction & Mining	0.8
Retail-Auto Parts	0.8
Repurchase Agreements	0.7
Oil Refining & Marketing	0.6
Industrial Automated/Robotic	0.6
Oil Companies-Exploration & Production	0.5
Medical Instruments	0.5
Chemicals-Specialty	0.4
Therapeutics	0.4
Soap & Cleaning Preparation	0.4
Electronic Components-Misc.	0.2
Theaters	0.2
Music	0.2
Computer Software	0.2
Food-Dairy Products	0.1

100.0%

*	Calculated as a percentage of net assets
@	See Note 1

172

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.4%
Lockheed Martin Corp.	20,442	$6,578,644

Applications Software — 8.3%
Microsoft Corp.	164,257	38,101,054

Auto-Cars/Light Trucks — 1.2%
General Motors Co.	106,322	5,388,399

Brewery — 1.4%
Constellation Brands, Inc., Class A	30,798	6,496,222

Building Products-Cement — 0.8%
Vulcan Materials Co.	25,120	3,746,397

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	51,280	3,938,304

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	102,856	5,098,572

Chemicals-Specialty — 0.4%
Valvoline, Inc.	87,064	2,066,899

Computer Services — 2.2%
Accenture PLC, Class A	28,474	6,888,430
Amdocs, Ltd.	43,288	3,056,999

		9,945,429

Computer Software — 0.2%
Snowflake, Inc., Class A†	2,589	705,373

Computers — 1.9%
Apple, Inc.	64,488	8,509,836

Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	75,004	9,616,263

Data Processing/Management — 1.5%
Fiserv, Inc.†	65,437	6,719,726

Diagnostic Equipment — 2.5%
Avantor, Inc.†	83,078	2,449,970
Thermo Fisher Scientific, Inc.	17,432	8,885,091

		11,335,061

Diversified Banking Institutions — 3.5%
JPMorgan Chase & Co.	123,396	15,877,363

E-Commerce/Products — 6.2%
Amazon.com, Inc.†	8,901	28,538,386

E-Commerce/Services — 1.6%
Airbnb, Inc., Class A†	7,862	1,443,699
Booking Holdings, Inc.†	3,016	5,864,099

		7,307,798

Electric-Integrated — 1.3%
Duke Energy Corp.	27,160	2,553,040
FirstEnergy Corp.	106,741	3,283,353

		5,836,393

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	7,251	1,128,256

Electronic Components-Semiconductors — 1.9%
Texas Instruments, Inc.	51,246	8,490,950

Enterprise Software/Service — 1.0%
Workday, Inc., Class A†	20,100	4,573,353

Entertainment Software — 1.0%
Zynga, Inc., Class A†	459,265	4,551,316

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 3.6%
Capital One Financial Corp.	87,312	$9,103,149
Mastercard, Inc., Class A	22,760	7,198,761

		16,301,910

Finance-Mortgage Loan/Banker — 1.2%
Rocket Cos., Inc., Class A†	257,745	5,505,433

Finance-Other Services — 1.7%
Intercontinental Exchange, Inc.	68,760	7,587,666

Food-Confectionery — 1.2%
Mondelez International, Inc., Class A	95,347	5,286,038

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	63,419	518,813

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	63,206	4,519,861

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	11,174	2,777,074

Instruments-Controls — 1.0%
Honeywell International, Inc.	24,319	4,751,203

Insurance-Life/Health — 1.8%
Equitable Holdings, Inc.	339,965	8,424,333

Insurance-Property/Casualty — 1.7%
Progressive Corp.	89,285	7,784,759

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	57,696	14,904,608
Snap, Inc., Class A†	34,643	1,834,000

		16,738,608

Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	20,034	3,663,017

Machinery-General Industrial — 0.9%
Otis Worldwide Corp.	64,844	4,192,165

Medical Instruments — 0.5%
Alcon, Inc.†	29,270	2,098,952

Medical-Drugs — 5.4%
AstraZeneca PLC ADR	187,816	9,503,490
Eli Lilly & Co.	39,388	8,191,522
Merck & Co., Inc.	92,483	7,127,665

		24,822,677

Medical-HMO — 3.3%
UnitedHealth Group, Inc.	45,025	15,019,440

Medical-Hospitals — 2.3%
HCA Healthcare, Inc.	66,127	10,744,315

Music — 0.2%
Warner Music Group Corp., Class A	22,783	799,455

Non-Hazardous Waste Disposal — 0.9%
Waste Connections, Inc.	42,864	4,222,533

Oil Companies-Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	123,258	2,259,319

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	50,494	2,849,376

Pharmacy Services — 1.3%
CVS Health Corp.	84,748	6,072,194

Pipelines — 1.2%
Magellan Midstream Partners LP	126,652	5,630,948

173

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares Amount	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 2.6%
Prologis, Inc.	113,344	$11,697,101

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	8,332	3,545,016

Retail-Automobile — 0.9%
CarMax, Inc.†	35,951	4,234,309

Retail-Building Products — 2.0%
Home Depot, Inc.	33,851	9,167,528

Retail-Discount — 1.2%
Target Corp.	30,767	5,574,057

Semiconductor Components-Integrated Circuits — 3.5%
QUALCOMM, Inc.	102,507	16,019,794

Semiconductor Equipment — 2.7%
Applied Materials, Inc.	128,661	12,438,945

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	21,736	1,845,925

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	165,945	9,085,489

Theaters — 0.2%
Live Nation Entertainment, Inc.†	16,140	1,072,503

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	17,415	1,911,296

Transport-Rail — 1.5%
Union Pacific Corp.	35,798	7,069,031

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 1.7%
C.H. Robinson Worldwide, Inc.	9,099	$778,510
United Parcel Service, Inc., Class B	44,778	6,940,590

		7,719,100

Wireless Equipment — 1.3%
Motorola Solutions, Inc.	34,911	5,849,338

Total Long-Term Investment Securities (cost $345,206,447)		454,349,515

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $3,153,000 and collateralized by $3,220,400 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $3,216,119 (cost $3,153,000)	$3,153,000	3,153,000

TOTAL INVESTMENTS (cost $348,359,447)(1)	100.0%	457,502,515
Liabilities in excess of other assets	(0.0)	(27,062)

NET ASSETS	100.0%	$457,475,453

@	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$451,984,777	$2,364,738	**	$—	$454,349,515
Repurchase Agreements	—	3,153,000		—	3,153,000

Total Investments at Value	$451,984,777	$5,517,738		$—	$457,502,515

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

174

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.3%
Diversified Banking Institutions	6.8
Medical-Drugs	5.1
Banks-Commercial	3.8
Cable/Satellite TV	3.6
Banks-Super Regional	3.4
Aerospace/Defense	3.1
Auto-Cars/Light Trucks	2.9
Electronic Components-Semiconductors	2.8
Oil Companies-Exploration & Production	2.6
Semiconductor Components-Integrated Circuits	2.5
Electric-Integrated	2.4
Computer Services	2.3
Tobacco	1.9
Medical Instruments	1.9
Building Products-Air & Heating	1.8
E-Commerce/Services	1.8
Pharmacy Services	1.8
Food-Wholesale/Distribution	1.8
Real Estate Management/Services	1.8
Transport-Rail	1.7
Agricultural Biotech	1.7
Multimedia	1.6
Cellular Telecom	1.4
Insurance-Life/Health	1.3
Enterprise Software/Service	1.3
Diversified Manufacturing Operations	1.3
Chemicals-Diversified	1.2
Finance-Investment Banker/Broker	1.2
United States Treasury Bonds	1.1
Oil Companies-Integrated	1.1
Finance-Credit Card	1.1
Finance-Other Services	1.1
Retail-Major Department Stores	1.0
Medical-HMO	0.9
Computers	0.9
Medical-Wholesale Drug Distribution	0.8
Real Estate Investment Trusts	0.8
Data Processing/Management	0.8
Telecom Equipment-Fiber Optics	0.8
Electronic Connectors	0.7
Retail-Building Products	0.7
Medical Products	0.7
Insurance Brokers	0.6
Agricultural Chemicals	0.6
Commercial Services	0.6
Pipelines	0.6
Finance-Leasing Companies	0.5
Drug Delivery Systems	0.5
Medical-Hospitals	0.5
Human Resources	0.5
Private Equity	0.4
Medical Labs & Testing Services	0.4
Investment Management/Advisor Services	0.4
Telephone-Integrated	0.4
Telecommunication Equipment	0.3
Applications Software	0.3
Food-Misc./Diversified	0.3
Electric Products-Misc.	0.3
Insurance-Mutual	0.2
Internet Application Software	0.2

Internet Security	0.2%
Options Purchased	0.2
Brewery	0.2
Theaters	0.2
Insurance-Reinsurance	0.2
Therapeutics	0.2
Finance-Consumer Loans	0.1
Computers-Memory Devices	0.1
Networking Products	0.1
Beverages-Non-alcoholic	0.1
Insurance-Multi-line	0.1
Electric-Distribution	0.1
Electronic Parts Distribution	0.1
Entertainment Software	0.1
Retail-Convenience Store	0.1
Gas-Distribution	0.1
Airlines	0.1
Machinery-Construction & Mining	0.1
Retail-Restaurants	0.1
Instruments-Controls	0.1
Insurance-Property/Casualty	0.1
Transport-Equipment & Leasing	0.1

97.0%

*	Calculated as a percentage of net assets

175

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 68.1%
Aerospace/Defense — 2.9%
General Dynamics Corp.	155,811	$22,854,357
Raytheon Technologies Corp.	317,468	21,184,640

		44,038,997

Agricultural Biotech — 1.7%
Corteva, Inc.	656,793	26,179,769

Agricultural Chemicals — 0.6%
Nutrien, Ltd.	201,226	9,894,282

Auto-Cars/Light Trucks — 2.8%
General Motors Co.(1)	861,322	43,651,799

Banks-Commercial — 2.9%
Citizens Financial Group, Inc.	653,846	23,826,148
Truist Financial Corp.	438,272	21,028,291

		44,854,439

Banks-Super Regional — 3.2%
PNC Financial Services Group, Inc.	133,070	19,098,207
Wells Fargo & Co.	995,381	29,741,984

		48,840,191

Building Products-Air & Heating — 1.8%
Johnson Controls International PLC	565,148	28,155,673

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	19,232	11,684,594
Comcast Corp., Class A	298,886	14,815,779

		26,500,373

Cellular Telecom — 1.1%
Vodafone Group PLC	9,602,392	16,422,625

Chemicals-Diversified — 1.2%
Dow, Inc.	194,734	10,106,695
DuPont de Nemours, Inc.	106,752	8,481,446

		18,588,141

Commercial Services — 0.6%
Quanta Services, Inc.	140,083	9,871,649

Computer Services — 2.3%
Cognizant Technology Solutions Corp., Class A	445,711	34,743,172

Computers — 0.7%
Apple, Inc.	83,021	10,955,451

Data Processing/Management — 0.7%
Fiserv, Inc.†	100,138	10,283,171

Diversified Banking Institutions — 5.3%
Bank of America Corp.(1)	592,524	17,568,337
Citigroup, Inc.(1)	249,712	14,480,799
Goldman Sachs Group, Inc.	92,822	25,170,542
Morgan Stanley	370,989	24,874,812

		82,094,490

Diversified Manufacturing Operations — 1.3%
Textron, Inc.	311,875	14,115,463
Trane Technologies PLC	36,138	5,180,382

		19,295,845

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	8,109	15,766,572

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.3%
Emerson Electric Co.	53,084	$4,212,215

Electric-Integrated — 1.9%
Duke Energy Corp.	94,638	8,895,972
Exelon Corp.	248,580	10,330,985
FirstEnergy Corp.	304,460	9,365,189

		28,592,146

Electronic Components-Semiconductors — 1.8%
Intel Corp.	307,637	17,076,930
Micron Technology, Inc.†	130,669	10,227,462

		27,304,392

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	93,916	11,307,486

Enterprise Software/Service — 1.0%
Oracle Corp.	255,464	15,437,690

Finance-Credit Card — 0.9%
American Express Co.	120,447	14,003,168

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	222,263	11,455,435

Food-Wholesale/Distribution — 1.8%
Sysco Corp.	206,480	14,765,385
US Foods Holding Corp.†	394,723	12,232,466

		26,997,851

Human Resources — 0.5%
Adecco Group AG	116,033	7,266,158

Insurance Brokers — 0.6%
Willis Towers Watson PLC	46,215	9,378,872

Insurance-Life/Health — 0.8%
Equitable Holdings, Inc.	49,521	1,227,131
Voya Financial, Inc.	210,594	11,679,543

		12,906,674

Medical Instruments — 1.7%
Alcon, Inc.†	108,170	7,758,615
Medtronic PLC	163,108	18,158,814

		25,917,429

Medical Products — 0.7%
Zimmer Biomet Holdings, Inc.	68,651	10,549,599

Medical-Drugs — 4.1%
Bristol-Myers Squibb Co.(1)	310,015	19,044,221
GlaxoSmithKline PLC	548,297	10,185,766
Johnson & Johnson	59,958	9,780,949
Pfizer, Inc.	267,890	9,617,251
Sanofi	151,813	14,263,377

		62,891,564

Medical-HMO — 0.9%
Anthem, Inc.	47,170	14,008,547

Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	59,885	7,466,462

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	74,395	12,979,696

Multimedia — 1.6%
Walt Disney Co.†	148,816	25,026,387

176

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 2.6%
Canadian Natural Resources, Ltd.	326,326	$7,372,479
ConocoPhillips	302,230	12,098,267
Devon Energy Corp.	573,928	9,446,855
Pioneer Natural Resources Co.	85,940	10,390,146

		39,307,747

Oil Companies-Integrated — 1.0%
Chevron Corp.	178,553	15,212,716

Pharmacy Services — 1.6%
Cigna Corp.	59,980	13,018,659
CVS Health Corp.	158,745	11,374,079

		24,392,738

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	372,966	22,743,467

Retail-Building Products — 0.7%
Kingfisher PLC†	2,743,608	10,427,137

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	250,178	16,021,399

Semiconductor Components-Integrated Circuits — 2.3%
NXP Semiconductors NV	89,740	14,400,578
QUALCOMM, Inc.	135,527	21,180,159

		35,580,737

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	308,938	11,081,606

Tobacco — 1.8%
Philip Morris International, Inc.	347,327	27,664,596

Transport-Rail — 1.7%
CSX Corp.(1)	306,323	26,268,729

Total Common Stocks (cost $834,826,396)		1,046,539,282

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,993,875

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	42,400

Total Convertible Preferred Securities (cost $2,502,039)		2,036,275

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,764

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 3.56% due 04/01/2021(2) (cost $200,000)	$200,000	198,186

Security Description	Principal Amount	Value (Note 2)
U.S. CONVERTIBLE BONDS & NOTES — 7.5%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	$887,000	$1,701,975
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,231,000	2,897,528

		4,599,503

Broadcast Services/Program — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	532,608

Cable/Satellite TV — 1.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	9,179,000	8,463,887
Liberty Broadband Corp. Senior Notes 1.25% due 09/30/2050*	2,980,000	2,971,060
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,799,252
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,642,891	771,212

		20,005,411

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,183,000	2,191,186

Diversified Banking Institutions — 0.2%
BofA Finance LLC Bank Guar. Notes 0.13% due 09/01/2022	2,714,000	3,034,252

Drug Delivery Systems — 0.5%
DexCom, Inc. Senior Notes 0.75% due 12/01/2023	3,329,000	7,688,163

E-Commerce/Services — 0.6%
Booking Holdings, Inc. Senior Notes 0.75% due 05/01/2025*	514,000	698,709
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	7,241,580
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021	1,830,000	1,994,248

		9,934,537

Electronic Components-Semiconductors — 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	1,556,000	2,728,423
Cree, Inc. Senior Notes 1.75% due 05/01/2026*	1,404,000	3,152,544

177

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CONVERTIBLE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Microchip Technology, Inc. Senior Sub. Notes 0.13% due 11/15/2024	$3,232,000	$3,633,560

		9,514,527

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,595,973

Entertainment Software — 0.1%
Zynga, Inc. Senior Notes zero coupon due 12/15/2026*	1,265,000	1,347,225

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)(4)	5,346,000	5,617,577

Finance-Other Services — 1.1%
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)(4)	6,944,000	7,251,619
Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)(4)	6,944,000	9,008,451

		16,260,070

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc. Senior Notes 1.50% due 05/01/2025*	489,000	562,487

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,614,839
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,640,240

		3,255,079

Medical Instruments — 0.2%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	2,227,000	2,497,830

Medical Labs & Testing Services — 0.4%
Teladoc Health, Inc. Senior Notes 1.25% due 06/01/2027*	4,828,000	6,813,515

Medical-Drugs — 0.2%
Pacira BioSciences, Inc. Senior Notes 0.75% due 08/01/2025*	1,193,000	1,419,719
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	184,000	218,339

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	$1,171,000	$1,152,245

		2,790,303

Real Estate Management/Services — 0.3%
Redfin Corp. Senior Notes zero coupon due 10/15/2025*	3,151,000	3,859,271

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	895,852

Telecommunication Equipment — 0.3%
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	2,145,310
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	3,044,208

		5,189,518

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,678,695

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,426,637

Total U.S. Convertible Bonds & Notes (cost $91,722,171)		115,290,219

U.S. CORPORATE BONDS & NOTES — 9.6%
Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 3.88% due 07/15/2021	2,180,000	2,196,372
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	420,513

		2,616,885

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	40,623	39,595
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	900,978	927,240
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	43,086	44,264

		1,011,099

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	143,488

178

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.60% due 04/01/2036	$320,000	$440,784
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	357,490

		798,274

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	805,904
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,581,475

		2,387,379

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	930,915
US Bancorp Sub. Notes 3.10% due 04/27/2026	750,000	830,381
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	289,311
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	228,440
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	207,379

		2,486,426

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.00% due 08/25/2021	1,680,000	1,706,835

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	702,868
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	441,000	549,764
Molson Coors Beverage Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	315,245

		1,567,877

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	1,452,000	1,387,204
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	887,681

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	$1,350,000	$1,586,275
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,581,576
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	437,000	429,335

		5,872,071

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	652,487

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,639

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	128,500
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,608,527
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	780,944
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	280,547

		2,798,518

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	84,612

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,757,035

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,215,691
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	893,475
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,935,268
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	27,141
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	47,200
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,479,290

179

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	$750,000	$831,905
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,570,877
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,678,164
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,877,066
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,136,767
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	238,014

		13,930,858

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	140,928

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	23,993

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	223,529
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,299,513

		1,523,042

Electric-Integrated — 0.5%
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	401,000	451,281
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,951,824
Southern Co. Senior Notes 2.35% due 07/01/2021	3,010,000	3,031,553
Xcel Energy, Inc. Senior Notes 0.50% due 10/15/2023	711,000	712,161
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	1,129,000	1,250,591

		7,397,410

Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	1,234,000	1,244,331
Micron Technology, Inc. Senior Notes 4.66% due 02/15/2030	795,000	957,700

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Notes 2.20% due 09/16/2021	$930,000	$939,723
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	897,729

		4,039,483

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,413,005

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	1,370,000	1,538,202

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,316,393

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	59,802
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,892,466

		2,952,268

Finance-Leasing Companies — 0.3%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	976,824
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	181,444
Aviation Capital Group LLC Senior Notes 2.88% due 01/20/2022*	1,400,000	1,425,475
Aviation Capital Group LLC Senior Notes 4.88% due 10/01/2025*	2,280,000	2,543,995

		5,127,738

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039	615,000	667,276
Nestle Holdings, Inc. Company Guar. Notes 3.10% due 09/24/2021*	3,745,000	3,805,928

		4,473,204

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,091,709

Instruments-Controls — 0.1%
Honeywell International, Inc. FRS Senior Notes 0.46% (3 ML+0.23%) due 08/19/2022	836,000	836,987

180

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$610,000	$665,603

Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co. Senior Notes 5.00% due 06/15/2027	1,626,000	1,849,588
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	315,000	334,307
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,999,449
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,519,694
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,079,357
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	723,543

		8,505,938

Insurance-Multi-line — 0.1%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	755,723
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	878,646

		1,634,369

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	1,650,000	1,921,932
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,640,906

		3,562,838

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	757,369
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	13,450

		770,819

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,408,842
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,146,094

		2,554,936

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services — 0.3%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	$2,915,000	$3,912,854

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.70% due 08/09/2021	990,000	997,704

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	54,997

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	102,798
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	54,672

		157,470

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	175,057

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,705,000	1,984,977
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	210,418
AbbVie, Inc. Senior Notes 4.85% due 06/15/2044	200,000	255,198
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,790,997
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	203,650
Bristol-Myers Squibb Co. Senior Notes 4.00% due 08/15/2023	10,000	10,906
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	706,000	872,799
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	110,000	144,407
Pfizer, Inc. Senior Notes 2.20% due 12/15/2021	745,000	757,639
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021	2,330,000	2,370,780
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,621

		8,608,392

181

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	$636,000	$721,923

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.85% due 09/20/2021	2,015,000	2,033,133

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	101,027

Oil Companies-Exploration & Production — 0.0%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	42,541

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	1,924,000	1,850,915
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	20,000	27,226

		1,878,141

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,598,256
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	43,543
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	842,971	976,116

		3,617,915

Pipelines — 0.6%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	713,000	789,752
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,220,310
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	72,767
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	842,000	863,401
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,500,218
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	33,989
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,436,536
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,493,423

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	$101,000	$115,857
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	68,567

		9,594,820

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,317,382
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	355,845
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	3,188,913

		6,862,140

Real Estate Investment Trusts — 0.8%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,168,580
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,432,009
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,180,210
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,563,119
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	66,000	66,350
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,561,625
LifeStorage LP Company Guar. Notes 3.50% due 07/01/2026	497,000	557,349
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	929,343
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	594,218

		12,052,803

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	735,079

Retail-Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 2.80% due 02/10/2051*	1,239,000	1,220,199

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	42,212

182

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	$94,000	$95,670
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	79,203

		174,873

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	932,016

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	118,829
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	1,022,000	981,661
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	30,000	28,544
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	778,000	770,910
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	617,527
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	120,837
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	54,932
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	49,388

		2,742,628

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,787,028
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,312
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	45,184

		1,848,524

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	586,085
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	30,000	35,124
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	59,166

		680,375

Security Description	Principal Amount	Value (Note 2)
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	$25,000	$31,714
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	221,268

		252,982

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	33,257

Total U.S. Corporate Bonds & Notes (cost $135,109,160)		147,887,410

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks-Commercial — 0.5%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	666,979
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	897,157
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,460,740
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	4,220,000	4,242,398

		7,267,274

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,497,615

Cellular Telecom — 0.3%
France Telecom SA Senior Notes 4.13% due 09/14/2021	1,755,000	1,796,324
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,692,452
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	36,849

		4,525,625

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	2,090,000	2,213,405
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,485,248
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	110,552
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	1,000,000	1,146,926

		5,956,131

183

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	$1,295,000	$1,398,721

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,468,870

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	384,971

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	57,219

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	138,875

Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*	2,425,000	2,548,821
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	961,969

		3,510,790

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	421,715
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,522,935

		2,944,650

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	754,613

Total Foreign Corporate Bonds & Notes (cost $29,501,179)		31,905,354

FOREIGN CONVERTIBLE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*(3)(4)	3,573,000	3,501,897

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024	3,019,000	2,841,634

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,361,263

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Application Software — 0.2%
Shopify, Inc. Senior Notes 0.13% due 11/01/2025	$3,000,000	$3,536,250

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 2.00% due 06/15/2026*	1,837,000	2,322,500

Total Foreign Convertible Bonds & Notes (cost $14,381,711)		14,563,544

U.S. GOVERNMENT TREASURIES — 8.4%
United States Treasury Bonds — 1.1%
1.38% due 08/15/2050	7,291,300	6,490,396
4.50% due 02/15/2036	7,650,000	10,934,719

		17,425,115

United States Treasury Notes — 7.3%
0.13% due 12/31/2022	27,411,000	27,413,141
0.13% due 01/15/2024	16,830,000	16,801,073
0.38% due 12/31/2025	42,575,900	42,456,155
0.63% due 12/31/2027	22,785,000	22,567,831
0.88% due 11/15/2030	2,037,000	1,995,942

		111,234,142

Total U.S. Government Treasuries (cost $127,805,842)		128,659,257

OPTIONS - PURCHASED† — 0.2%
Exchanged-Traded Put Options-Purchased(5) (cost $1,707,499)	541	3,189,195

TOTAL INVESTMENTS (cost $1,237,785,997)(6)	97.0%	1,490,300,486
Other assets less liabilities	3.0	46,473,614

NET ASSETS	100.0%	$1,536,774,100

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $82,244,908 representing 5.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	Securities classified as Level 3 (see Note 2).
(5)	Options — Purchased

184

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2021	$3,070	541	$200,940,384	$1,707,499	$3,189,195	$1,481,696

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(6)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

3,741	Short	S&P 500 E-Mini Index	March 2021	$705,001,878	$693,057,660	$11,944,218

						Unrealized (Depreciation)

142	Long	S&P 500 E-Mini Index	March 2021	$27,030,897	$26,306,920	$(723,977)

		Net Unrealized Appreciation (Depreciation)				$11,220,241

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	CAD	8,272,364	USD	6,483,552	02/19/2021	$14,086	$—

State Street Bank & Trust Co.	CHF	10,415,271	USD	11,718,199	02/19/2021	19,891	—
	EUR	9,476,548	USD	11,523,919	02/19/2021	19,427	—
	GBP	21,110,655	USD	28,720,675	02/19/2021	—	(206,445)
	USD	858,909	CAD	1,096,456	02/19/2021	—	(1,417)
	USD	251,433	CHF	223,756	02/19/2021	—	(113)
	USD	575,751	EUR	473,657	02/19/2021	—	(734)
	USD	520,066	GBP	381,516	02/19/2021	2,711	—

						42,029	(208,709)

Unrealized Appreciation (Depreciation)						$56,115	$(208,709)

CAD	— Canadian Dollar	EUR	— Euro Currency	USD	— United States Dollar
CHF	— Swiss Franc	GBP	— Pound Sterling

185

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$980,215,604	$66,323,678	**	$—	$1,046,539,282
Convertible Preferred Securities	2,036,275	—		—	2,036,275
Preferred Securities	31,764	—		—	31,764
Preferred Securities/Capital Securities	—	198,186		—	198,186
U.S. Convertible Bonds & Notes:
Finance-Investment Banker/Broker	—	—		5,617,577	5,617,577
Finance-Other Services	—	—		16,260,070	16,260,070
Other Industries	—	93,412,572		—	93,412,572
U.S. Corporate Bonds & Notes	—	147,887,410		—	147,887,410
Foreign Corporate Bonds & Notes	—	31,905,354		—	31,905,354
Foreign Convertible Bonds & Notes:
Banks-Commercial	—	—		3,501,897	3,501,897
Other Industries	—	11,061,647		—	11,061,647
U.S. Government Treasuries	—	128,659,257		—	128,659,257
Options-Purchased	3,189,195	—		—	3,189,195

Total Investments at Value	$985,472,838	$479,448,104		$25,379,544	$1,490,300,486

Other Financial Instruments:†
Futures Contracts	$11,944,218	$—		$—	$11,944,218
Forward Foreign Currency Contracts	—	56,115		—	56,115

Total Other Financial Instruments	$11,944,218	$56,115		$—	$12,000,333

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$723,977	$—		$—	$723,977
Forward Foreign Currency Contracts	—	208,709		—	208,709

Total Other Financial Instruments	$723,977	$208,709		$—	$932,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Convertible Bonds & Notes	Foreign Convertible Bonds & Notes
Balance as of 01/31/2020. . . . . . . . .	$—	$—
Accrued discounts . . . . . . . . . . . . . .	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	—	—
Realized Loss . . . . . . . . . . . . . . . . . .	—	—
Change in unrealized appreciation(1) .	—	—
Change in unrealized depreciation(1) .	—	—
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	—	—
Transfers into Level 3(2) . . . . . . . . . . . .	21,877,647	3,501,897
Transfers out of Level 3 . . . . . . . . . .	—	—

Balance as of 01/31/2021 . . . . . . . . .	21,877,647	3,501,897

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2021 includes:

U.S. Convertible Bonds & Notes	Foreign Convertible Bonds & Notes
$—	$—

(2)	The securities moved from Level 2 to Level 3 due to the valuations being indicative quotes from a single broker.

The Portfolio’s securities classified as Level 3, with a fair value of $25,379,544 at January 31, 2021, are attributable to valuations from a single broker which were deemed to be indicative quotes (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Financial Statements

186

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	10.4%
E-Commerce/Products	8.8
Applications Software	8.3
Computers	5.4
Finance-Credit Card	5.3
E-Commerce/Services	4.9
Electronic Components-Semiconductors	4.7
Enterprise Software/Service	3.4
Medical Instruments	3.3
Medical-Biomedical/Gene	3.2
Web Portals/ISP	2.9
Private Equity	2.8
Diagnostic Equipment	2.7
Electronic Forms	2.7
Semiconductor Equipment	2.5
Dental Supplies & Equipment	2.4
Aerospace/Defense-Equipment	2.2
Cosmetics & Toiletries	2.2
Coatings/Paint	2.1
Textile-Apparel	2.1
Semiconductor Components-Integrated Circuits	2.0
Commercial Services	2.0
Cellular Telecom	2.0
Real Estate Investment Trusts	1.9
Commercial Services-Finance	1.8
Athletic Footwear	1.8
Veterinary Diagnostics	1.6
Multimedia	1.2
Computer Software	1.2
Commercial Paper	0.8
Casino Services	0.6
Specified Purpose Acquisitions	0.4

99.6%

*	Calculated as a percentage of net assets

187

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 2.2%
L3Harris Technologies, Inc.	68,388	$11,729,226

Applications Software — 8.3%
Microsoft Corp.	186,638	43,292,550

Athletic Footwear — 1.8%
NIKE, Inc., Class B	69,188	9,242,825

Casino Services — 0.6%
Caesars Entertainment, Inc.†	42,551	2,995,165

Cellular Telecom — 2.0%
T-Mobile US, Inc.†	82,114	10,352,933

Coatings/Paint — 2.1%
Sherwin-Williams Co.	15,821	10,944,968

Commercial Services — 2.0%
CoStar Group, Inc.†	11,662	10,492,418

Commercial Services-Finance — 1.8%
PayPal Holdings, Inc.†	41,111	9,632,718

Computer Software — 1.2%
Twilio, Inc., Class A†	17,275	6,209,153

Computers — 5.4%
Apple, Inc.	212,144	27,994,522

Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	88,141	11,300,558

Dental Supplies & Equipment — 2.4%
Align Technology, Inc.†	23,484	12,338,024

Diagnostic Equipment — 2.7%
Danaher Corp.	59,361	14,118,420

E-Commerce/Products — 8.8%
Amazon.com, Inc.†	14,289	45,813,392

E-Commerce/Services — 4.9%
Booking Holdings, Inc.†	6,821	13,262,275
Match Group, Inc.†	42,831	5,990,344
Uber Technologies, Inc.†	127,572	6,497,242

		25,749,861

Electronic Components-Semiconductors — 4.7%
NVIDIA Corp.	20,494	10,648,477
Texas Instruments, Inc.	82,446	13,660,478

		24,308,955

Electronic Forms — 2.7%
Adobe, Inc.†	30,483	13,984,686

Enterprise Software/Service — 3.4%
salesforce.com, Inc.†	77,999	17,593,454

Finance-Credit Card — 5.3%
Mastercard, Inc., Class A	87,847	27,785,128

Internet Content-Entertainment — 10.4%
Facebook, Inc., Class A†	100,079	25,853,408
Netflix, Inc.†	23,337	12,424,385
Snap, Inc., Class A†	303,034	16,042,620

		54,320,413

Medical Instruments — 3.3%
Boston Scientific Corp.†	341,881	12,116,263
Edwards Lifesciences Corp.†	60,861	5,025,901

		17,142,164

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 3.2%
Illumina, Inc.†	22,072	$9,412,384
Vertex Pharmaceuticals, Inc.†	31,714	7,265,043

		16,677,427

Multimedia — 1.2%
Walt Disney Co.†	37,642	6,330,255

Private Equity — 2.8%
Blackstone Group, Inc., Class A	221,458	14,879,763

Real Estate Investment Trusts — 1.9%
American Tower Corp.	44,763	10,177,316

Semiconductor Components-Integrated Circuits — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,650	10,529,708

Semiconductor Equipment — 2.5%
ASML Holding NV	24,713	13,200,696

Specified Purpose Acquisitions — 0.4%
Altimeter Growth Corp.†	141,211	2,047,560

Textile-Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	17,865	10,786,765

Veterinary Diagnostics — 1.6%
Elanco Animal Health, Inc.†	292,674	8,496,326

Web Portals/ISP — 2.9%
Alphabet, Inc., Class C†	8,290	15,218,285

Total Long-Term Investment Securities (cost $291,449,326)		515,685,634

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
Credit Agricole SA 0.70% due 02/01/2021 (cost $3,900,000)	$3,900,000	3,899,973

TOTAL INVESTMENTS (cost $295,349,326)(1)	99.6%	519,585,607
Other assets less liabilities	0.4	2,280,438

NET ASSETS	100.0%	$521,866,045

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

188

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021— (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$504,898,869	$10,786,765	**	$—	$515,685,634
Short-Term Investment Securities	—	3,899,973		—	3,899,973

Total Investments at Value	$504,898,869	$14,686,738		$—	$519,585,607

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

189

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	11.9%
Diversified Financial Services	6.3
Diversified Banking Institutions	5.0
Federal National Mtg. Assoc.	3.9
Medical-Drugs	3.5
Banks-Commercial	3.4
United States Treasury Notes	2.9
Government National Mtg. Assoc.	2.9
U.S. Government Treasuries	2.4
Electric-Integrated	2.3
Applications Software	1.7
Real Estate Investment Trusts	1.5
E-Commerce/Products	1.5
Auto-Cars/Light Trucks	1.4
United States Treasury Bonds	1.3
Banks-Super Regional	1.3
Computers	1.3
Electronic Components-Semiconductors	1.3
Uniform Mtg. Backed Securities	1.2
Insurance-Multi-line	1.2
Cable/Satellite TV	1.2
Semiconductor Components-Integrated Circuits	1.2
Finance-Credit Card	1.2
Web Portals/ISP	1.1
Commercial Paper	1.0
Sovereign	1.0
Oil Companies-Integrated	0.9
Semiconductor Equipment	0.9
Medical-Biomedical/Gene	0.9
Aerospace/Defense	0.8
Telephone-Integrated	0.8
Diversified Manufacturing Operations	0.7
Federal Home Loan Mtg. Corp.	0.7
Transport-Rail	0.7
Insurance-Life/Health	0.7
Food-Misc./Diversified	0.7
Brewery	0.7
Internet Content-Entertainment	0.7
Commercial Services-Finance	0.7
E-Commerce/Services	0.6
Oil Companies-Exploration & Production	0.6
Medical-HMO	0.6
Insurance-Property/Casualty	0.5
Pharmacy Services	0.5
Medical Instruments	0.5
Cosmetics & Toiletries	0.5
Enterprise Software/Service	0.5
Cellular Telecom	0.5
Beverages-Non-alcoholic	0.5
Investment Management/Advisor Services	0.5
Pipelines	0.5
Retail-Auto Parts	0.5
Tobacco	0.5
Municipal Bonds & Notes	0.4
Power Converter/Supply Equipment	0.4
Chemicals-Diversified	0.4
Textile-Apparel	0.4
Beverages-Wine/Spirits	0.4
Electric-Generation	0.4
Aerospace/Defense-Equipment	0.4
Building-Heavy Construction	0.3

Retail-Building Products	0.3%
Retail-Restaurants	0.3
Internet Content-Information/News	0.3
Machinery-General Industrial	0.3
Metal-Diversified	0.3
Athletic Footwear	0.3
Industrial Automated/Robotic	0.3
Medical-Hospitals	0.3
Computer Services	0.3
Tools-Hand Held	0.3
Medical Labs & Testing Services	0.3
Commercial Services	0.3
Finance-Other Services	0.3
Certificates of Deposit	0.3
Instruments-Controls	0.3
Audio/Video Products	0.3
Containers-Paper/Plastic	0.3
Building Products-Cement	0.3
Building-Residential/Commercial	0.3
Industrial Gases	0.3
Metal-Aluminum	0.3
Containers-Metal/Glass	0.3
Diversified Minerals	0.2
Medical Products	0.2
Retail-Apparel/Shoe	0.2
Diagnostic Equipment	0.2
Entertainment Software	0.2
Electronic Components-Misc.	0.2
Distribution/Wholesale	0.2
Real Estate Management/Services	0.2
Finance-Investment Banker/Broker	0.2
Diversified Operations	0.2
Food-Retail	0.2
Hotels/Motels	0.2
Oil Refining & Marketing	0.2
Building & Construction Products-Misc.	0.2
Finance-Leasing Companies	0.2
Soap & Cleaning Preparation	0.2
Machinery-Pumps	0.2
Apparel Manufacturers	0.2
Investment Companies	0.2
Metal-Copper	0.2
Airlines	0.1
Consulting Services	0.1
Energy-Alternate Sources	0.1
Building Societies	0.1
Office Automation & Equipment	0.1
Banks-Fiduciary	0.1
Schools	0.1
Casino Hotels	0.1
Auto-Heavy Duty Trucks	0.1
Computer Aided Design	0.1
Metal Processors & Fabrication	0.1
Computer Software	0.1
Coatings/Paint	0.1
Machinery-Construction & Mining	0.1
Computer Data Security	0.1
Medical-Wholesale Drug Distribution	0.1
Advertising Services	0.1
Television	0.1
Electronic Measurement Instruments	0.1

190

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Electric Products-Misc.	0.1%
Home Decoration Products	0.1
Insurance-Reinsurance	0.1
Broadcast Services/Program	0.1
Private Equity	0.1
Insurance-Mutual	0.1
Real Estate Operations & Development	0.1
Telecommunication Equipment	0.1
Batteries/Battery Systems	0.1
Finance-Commercial	0.1
Machinery-Farming	0.1
Networking Products	0.1
Retail-Consumer Electronics	0.1
Gas-Distribution	0.1
Retail-Automobile	0.1
Electric-Distribution	0.1
Food-Wholesale/Distribution	0.1
Chemicals-Specialty	0.1
Textile-Home Furnishings	0.1
Retail-Gardening Products	0.1
Drug Delivery Systems	0.1
Rental Auto/Equipment	0.1
Miscellaneous Manufacturing	0.1
Dialysis Centers	0.1
Human Resources	0.1
Consumer Products-Misc.	0.1
Transport-Services	0.1
Import/Export	0.1
Transport-Truck	0.1
Retail-Petroleum Products	0.1
Electronic Parts Distribution	0.1
Independent Power Producers	0.1
Machinery-Electrical	0.1
Internet Gambling	0.1
Building-Mobile Home/Manufactured Housing	0.1

101.2%

*	Calculated as a percentage of net assets

191

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 45.9%
Advanced Materials — 0.0%
JSR Corp.	300	$9,172

Advertising Agencies — 0.0%
WPP PLC	1,533	16,003

Advertising Services — 0.1%
Dentsu Group, Inc.	300	9,549
Hakuhodo DY Holdings, Inc.	400	5,817
Publicis Groupe SA	289	14,979
Trade Desk, Inc., Class A†	411	314,822

		345,167

Aerospace/Defense — 0.3%
BAE Systems PLC	3,898	24,654
Dassault Aviation SA†	3	3,137
General Dynamics Corp.	1,268	185,990
Kawasaki Heavy Industries, Ltd.†	300	6,395
Leonardo SpA	510	3,545
MTU Aero Engines AG	66	15,390
Northrop Grumman Corp.	1,691	484,658
Raytheon Technologies Corp.	4,135	275,929
Rolls-Royce Holdings PLC†	10,473	13,078
Saab AB, Series B†	105	2,946

		1,015,722

Aerospace/Defense-Equipment — 0.3%
Airbus SE†	3,943	397,233
Elbit Systems, Ltd.	30	4,039
Meggitt PLC†	977	5,267
Safran SA†	3,225	406,709

		813,248

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.†	2,408	4,835
Yara International ASA	207	9,657

		14,492

Airlines — 0.1%
ANA Holdings, Inc.†	200	4,400
Cathay Pacific Airways, Ltd.†	1,636	1,280
Delta Air Lines, Inc.	2,644	100,366
Deutsche Lufthansa AG†	311	4,014
easyJet PLC	332	3,305
Japan Airlines Co., Ltd.†	8,400	150,192
Qantas Airways, Ltd.†	1,150	3,930
Ryanair Holdings PLC ADR†	1,713	162,855
Singapore Airlines, Ltd.†	1,600	4,912

		435,254

Airport Development/Maintenance — 0.0%
Aena SME SA†*	92	14,113
Aeroports de Paris†	41	4,718
Auckland International Airport, Ltd.†	1,520	8,108
Japan Airport Terminal Co., Ltd.	100	5,286
SATS, Ltd.†	800	2,303
Sydney Airport†	1,665	7,250

		41,778

Apparel Manufacturers — 0.2%
Burberry Group PLC†	510	11,994
Columbia Sportswear Co.	1,740	152,180
Hermes International	43	43,920
Kering SA	91	59,716
Ralph Lauren Corp.	1,903	192,298

		460,108

Security Description	Shares	Value (Note 2)
Appliances — 0.0%
Electrolux AB, Series B	321	$7,858
Hoshizaki Corp.	100	8,875
JS Global Lifestyle Co., Ltd.*	1,500	3,385
SEB SA	35	6,659

		26,777

Applications Software — 1.6%
Five9, Inc.†	639	106,234
Intuit, Inc.	640	231,187
Microsoft Corp.	19,550	4,534,818
Sage Group PLC	1,368	11,043
ServiceNow, Inc.†	412	223,782

		5,107,064

Athletic Footwear — 0.3%
adidas AG†	2,032	645,886
Asics Corp.	200	3,519
NIKE, Inc., Class B	2,467	329,567
Puma SE†	115	11,269

		990,241

Audio/Video Products — 0.3%
Panasonic Corp.	2,800	36,295
Sharp Corp.	200	4,169
Sony Corp.	8,600	822,973

		863,437

Auto-Cars/Light Trucks — 0.9%
Bayerische Motoren Werke AG	402	34,160
Bayerische Motoren Werke AG (Preference Shares)	72	4,711
Daimler AG	1,036	73,063
Ferrari NV	160	33,408
Honda Motor Co., Ltd.	2,100	55,527
Mazda Motor Corp.	600	4,294
Mitsubishi Motors Corp.†	800	1,822
Nissan Motor Co., Ltd.†	3,100	15,847
Porsche Automobil Holding SE (Preference Shares)	194	13,545
Stellantis NV	2,755	41,824
Subaru Corp.	800	15,419
Suzuki Motor Corp.	600	27,110
Tesla, Inc.†	2,171	1,722,754
Toyota Motor Corp.	7,100	496,480
Volkswagen AG (Preference Shares)	1,694	322,108

		2,862,072

Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	300	2,596
Isuzu Motors, Ltd.	700	6,726
Volvo AB, Class A†	299	7,417
Volvo AB, Class B†	14,261	352,451

		369,190

Auto/Truck Parts & Equipment-Original — 0.0%
Aisin Seiki Co., Ltd.	200	6,154
Brembo SpA†	194	2,644
Denso Corp.	600	33,422
Faurecia SE†	94	4,936
JTEKT Corp.	300	2,668
Koito Manufacturing Co., Ltd.	200	12,833
NGK Insulators, Ltd.	300	5,268
NGK Spark Plug Co., Ltd.	200	3,728
NOK Corp.	100	1,307

192

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Stanley Electric Co., Ltd.	200	$6,272
Sumitomo Electric Industries, Ltd.	1,000	13,360
Toyoda Gosei Co., Ltd.	100	2,644
Toyota Boshoku Corp.	100	1,620
Toyota Industries Corp.	200	15,777
Valeo SA	303	11,319

		123,952

Banks-Commercial — 1.9%
AEON Financial Service Co., Ltd.	100	1,210
Aozora Bank, Ltd.	100	1,848
Australia & New Zealand Banking Group, Ltd.	3,516	63,256
Banca Mediolanum SpA†	317	2,515
Banco Bilbao Vizcaya Argentaria SA	8,254	37,589
Banco BPM SpA†	1,908	4,191
Bank Hapoalim BM†	1,408	10,012
Bank Leumi Le-Israel BM	1,846	11,356
Bank of East Asia, Ltd.	2,000	4,342
Bank of Kyoto, Ltd.	100	5,301
Bankia SA	1,475	2,526
BAWAG Group AG†*	87	3,779
Bendigo & Adelaide Bank, Ltd.	652	4,602
CaixaBank SA	4,518	11,420
Chiba Bank, Ltd.	1,000	5,495
Citizens Financial Group, Inc.	8,485	309,193
Commerzbank AG†	1,224	8,133
Commonwealth Bank of Australia	2,196	139,348
Concordia Financial Group, Ltd.	1,600	5,871
Credicorp, Ltd.	561	84,335
Danske Bank A/S†	833	14,269
DBS Group Holdings, Ltd.	2,200	41,363
DNB ASA†	1,128	22,019
Erste Group Bank AG†	9,425	287,435
FinecoBank Banca Fineco SpA†	746	11,648
First Republic Bank	1,849	268,086
Fukuoka Financial Group, Inc.	300	5,416
Hang Seng Bank, Ltd.	900	16,449
HDFC Bank, Ltd. ADR†	13,213	952,657
ING Groep NV†	27,105	240,752
Intesa Sanpaolo SpA†	21,386	46,785
Israel Discount Bank, Ltd., Class A	1,466	5,679
Iyo Bank, Ltd.	400	2,312
KBC Group NV†	6,163	430,854
Kyushu Financial Group, Inc.	600	2,417
M&T Bank Corp.	2,362	312,894
Mebuki Financial Group, Inc.	1,300	2,585
Mediobanca Banca di Credito Finanziario SpA†	872	7,776
Mizrahi Tefahot Bank, Ltd.	136	3,166
National Australia Bank, Ltd.	4,047	72,273
Nordea Bank Abp†	4,273	34,677
Oversea-Chinese Banking Corp., Ltd.	5,000	38,610
Raiffeisen Bank International AG†	169	3,297
Regions Financial Corp.	6,979	118,713
Resona Holdings, Inc.	2,800	9,784
Seven Bank, Ltd.	1,000	2,202
Shinsei Bank, Ltd.	200	2,486
Shizuoka Bank, Ltd.	800	5,884
Skandinaviska Enskilda Banken AB, Class A†	2,010	21,958
Standard Chartered PLC†	3,362	20,415

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Sumitomo Mitsui Trust Holdings, Inc.	500	$15,191
Svenska Handelsbanken AB, Class A†	35,983	360,533
Svenska Handelsbanken AB, Class B†	45	514
Swedbank AB, Class A†	1,134	21,342
Toronto-Dominion Bank	7,051	399,543
Truist Financial Corp.	24,593	1,179,972
United Overseas Bank, Ltd.	1,800	31,800
Westpac Banking Corp.	4,470	72,062

		5,802,140

Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,919	171,156
State Street Corp.	3,575	250,250

		421,406

Banks-Super Regional — 0.6%
Fifth Third Bancorp	2,342	67,754
Huntington Bancshares, Inc.	8,374	110,746
KeyCorp	10,906	183,875
PNC Financial Services Group, Inc.	2,355	337,990
US Bancorp	5,066	217,078
Wells Fargo & Co.	33,359	996,767

		1,914,210

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,545	199,253

Beverages-Non-alcoholic — 0.4%
Coca-Cola Amatil, Ltd.	638	6,367
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,043
Coca-Cola Co.	23,124	1,113,421
Coca-Cola European Partners PLC	265	12,314
Coca-Cola HBC AG	243	7,201
Keurig Dr Pepper, Inc.	4,498	143,036
Suntory Beverage & Food, Ltd.	200	6,998

		1,292,380

Beverages-Wine/Spirits — 0.4%
Davide Campari-Milano NV	539	5,802
Diageo PLC	26,265	1,059,918
Pernod Ricard SA	249	46,995
Treasury Wine Estates, Ltd.	943	7,206

		1,119,921

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	23,459

Brewery — 0.5%
Anheuser-Busch InBev SA NV	1,035	64,999
Asahi Group Holdings, Ltd.	600	24,418
Budweiser Brewing Co. APAC, Ltd.*	2,200	7,409
Carlsberg A/S, Class B	1,976	289,659
Constellation Brands, Inc., Class A	3,374	711,678
Heineken Holding NV	124	10,878
Heineken NV	2,771	288,650
Kirin Holdings Co., Ltd.	1,100	23,661

		1,421,352

Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	3,575	125,232

Building & Construction Products-Misc. — 0.1%
Boral, Ltd.	1,275	4,718
Cie de Saint-Gobain†	673	33,501
Fletcher Building, Ltd.†	1,038	4,624
Fortune Brands Home & Security, Inc.	2,313	199,496

193

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. (continued)
Geberit AG	46	$28,155
James Hardie Industries PLC CDI†	500	13,977
Kingspan Group PLC†	185	12,553
LIXIL Corp.	300	7,028
ROCKWOOL International A/S, Class A†	8	2,807
ROCKWOOL International A/S, Class B	8	3,019
Sika AG	173	47,049
TOTO, Ltd.	200	11,111

		368,038

Building & Construction-Misc. — 0.0%
Eiffage SA†	102	9,261
Ferrovial SA	605	14,521
HOCHTIEF AG	28	2,605
LendLease Group	834	7,610
NWS Holdings, Ltd.	2,000	1,920
Obayashi Corp.	800	6,764
Shimizu Corp.	900	6,373
Taisei Corp.	200	6,493

		55,547

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	400	85,162
Investment AB Latour, Class B	157	3,504
Nibe Industrier AB, Class B	453	15,140

		103,806

Building Products-Cement — 0.3%
Buzzi Unicem SpA	91	2,237
CRH PLC	966	39,783
HeidelbergCement AG	181	13,402
LafargeHolcim, Ltd.	8,252	445,411
Martin Marietta Materials, Inc.	1,112	319,600
Taiheiyo Cement Corp.	200	5,038

		825,471

Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	10,442

Building-Heavy Construction — 0.3%
Acciona SA	27	4,049
Ackermans & van Haaren NV	23	3,519
ACS Actividades de Construccion y Servicios SA	345	10,752
Bouygues SA	276	10,846
Cellnex Telecom SA*	4,943	289,609
CIMIC Group, Ltd.†	78	1,460
CK Infrastructure Holdings, Ltd.	500	2,668
Infrastrutture Wireless Italiane SpA*	402	4,322
Keppel Corp., Ltd.	1,900	7,128
Kinden Corp.	200	3,217
Skanska AB, Class B	492	12,736
Strabag SE	18	619
Vinci SA	7,791	722,885

		1,073,810

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC†	2,300	15,662

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,166	141,098

Building-Residential/Commercial — 0.3%
Barratt Developments PLC†	1,274	11,130

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
Berkeley Group Holdings PLC	161	$9,226
Daiwa House Industry Co., Ltd.	800	22,747
Haseko Corp.	400	4,691
Iida Group Holdings Co., Ltd.	200	4,419
KB Home	1,767	73,578
Persimmon PLC	10,247	357,528
Sekisui Chemical Co., Ltd.	600	10,844
Sekisui House, Ltd.	800	15,477
Taylor Wimpey PLC†	107,720	215,624
Toll Brothers, Inc.	1,481	75,679

		800,943

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	1,260	765,525
Comcast Corp., Class A	10,324	511,761
DISH Network Corp., Class A†	5,631	163,412
Telenet Group Holding NV	54	2,300

		1,442,998

Casino Hotels — 0.1%
Crown Resorts, Ltd.	441	3,221
Galaxy Entertainment Group, Ltd.	3,000	23,303
Las Vegas Sands Corp.	5,407	260,023
MGM China Holdings, Ltd.	800	1,221
NagaCorp, Ltd.	2,000	2,306
Sands China, Ltd.†	2,800	11,373
SJM Holdings, Ltd.	2,000	2,181
Wynn Macau, Ltd.†	1,600	2,595

		306,223

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	797	18,799
Sega Sammy Holdings, Inc.	200	3,180

		21,979

Cellular Telecom — 0.1%
Millicom International Cellular SA SDR†	125	4,673
Orange SA	2,509	29,500
SoftBank Corp.	2,000	26,245
T-Mobile US, Inc.†	1,533	193,281
Tele2 AB, Class B	629	8,673
Telstra Corp., Ltd.	5,241	12,450
TPG Telecom, Ltd.†	427	2,408
Vodafone Group PLC	32,733	55,982

		333,212

Chemicals-Diversified — 0.4%
Air Water, Inc.	300	4,884
Arkema SA	90	9,992
Asahi Kasei Corp.	1,800	20,174
BASF SE	1,137	88,205
Covestro AG*	221	15,060
Croda International PLC	179	15,405
DIC Corp.	100	2,463
Eastman Chemical Co.	7,657	753,066
Evonik Industries AG	235	7,760
ICL Group, Ltd.	863	4,502
Johnson Matthey PLC	251	10,136
Kaneka Corp.	100	3,610
Koninklijke DSM NV	222	38,768
Kuraray Co., Ltd.	500	5,374
LANXESS AG	104	7,839
Mitsubishi Chemical Holdings Corp.	1,800	12,425

194

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Mitsubishi Gas Chemical Co., Inc.	300	$6,870
Nissan Chemical Corp.	200	11,425
Nitto Denko Corp.	200	18,145
Showa Denko KK	200	4,822
Solvay SA	92	10,484
Sumitomo Chemical Co., Ltd.	2,000	9,458
Symrise AG	159	19,811
Tosoh Corp.	400	6,902

		1,087,580

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	10	9,427

Chemicals-Specialty — 0.1%
Brenntag AG	194	15,235
Chr. Hansen Holding A/S†	129	11,656
Daicel Corp.	400	3,070
Givaudan SA	10	40,360
Novozymes A/S, Class B	263	15,800
Shin-Etsu Chemical Co., Ltd.	500	87,072
Toray Industries, Inc.	2,000	13,088
Umicore SA	250	14,173

		200,454

Coatings/Paint — 0.1%
Akzo Nobel NV	3,168	321,212
Kansai Paint Co., Ltd.	300	8,867
Nippon Paint Holdings Co., Ltd.	200	18,043

		348,122

Coffee — 0.0%
JDE Peet’s BV†	86	3,317

Commercial Services — 0.3%
Amadeus IT Group SA	558	35,322
Edenred	319	17,317
Intertek Group PLC	201	15,180
Park24 Co., Ltd.†	100	1,916
RELX PLC	2,421	60,053
RELX PLC (Euronext Amsterdam)	14,696	366,455
Sembcorp Industries, Ltd.	1,200	1,485
SGS SA	131	398,198

		895,926

Commercial Services-Finance — 0.6%
Adyen NV†*	38	79,180
Affirm Holdings, Inc.†	145	14,440
Experian PLC	1,140	39,873
FleetCor Technologies, Inc.†	2,077	504,192
Global Payments, Inc.	1,457	257,190
GMO Payment Gateway, Inc.	100	14,236
IHS Markit, Ltd.	1,758	153,087
Nexi SpA†*	441	7,830
PayPal Holdings, Inc.†	2,226	521,574
S&P Global, Inc.	486	154,062
Worldline SA†*	281	23,860

		1,769,524

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	1,156	150,731
Dassault Systemes SE	173	34,587
Synopsys, Inc.†	790	201,806

		387,124

Security Description	Shares	Value (Note 2)
Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	887	$191,414
Zscaler, Inc.†	784	156,565

		347,979

Computer Services — 0.3%
Atos SE†	118	9,029
Capgemini SE	2,525	365,616
Computershare, Ltd.	659	7,242
Fujitsu, Ltd.	200	30,456
Itochu Techno-Solutions Corp.	200	7,023
Leidos Holdings, Inc.	3,981	422,225
NEC Corp.	400	21,703
Nomura Research Institute, Ltd.	500	16,694
NTT Data Corp.	900	12,983
SCSK Corp.	100	5,575
Teleperformance	73	23,937

		922,483

Computer Software — 0.1%
MongoDB, Inc.†	492	181,848
Snowflake, Inc., Class A†	247	67,295
Twilio, Inc., Class A†	333	119,690

		368,833

Computers — 1.2%
Apple, Inc.	29,375	3,876,325

Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	100	18,717

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,495	297,669
Bureau Veritas SA†	364	9,572
FTI Consulting, Inc.†	972	106,891
Nihon M&A Center, Inc.	200	11,582
Worley, Ltd.	406	3,563

		429,277

Containers-Metal/Glass — 0.2%
Ball Corp.	1,581	139,159
Crown Holdings, Inc.†	3,588	323,458
Toyo Seikan Group Holdings, Ltd.	200	2,148

		464,765

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	1,722	8,541
Graphic Packaging Holding Co.	11,946	187,074
Huhtamaki Oyj	121	5,946
Packaging Corp. of America	1,686	226,700
WestRock Co.	4,168	172,680

		600,941

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	124	13,604
Coty, Inc., Class A	12,063	76,841
Essity AB, Class A	17	551
Essity AB, Class B	746	23,797
Estee Lauder Cos., Inc., Class A	958	226,711
Kao Corp.	600	43,672
L’Oreal SA	296	103,755
Lion Corp.	400	9,131
Pigeon Corp.	200	9,004
Pola Orbis Holdings, Inc.	100	2,006
Procter & Gamble Co.	2,392	306,678
Shiseido Co., Ltd.	500	32,811

195

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Unicharm Corp.	600	$26,838
Unilever PLC	9,374	544,902
Unilever PLC	3,254	189,667

		1,609,968

Cruise Lines — 0.0%
Carnival PLC	202	3,214

Diagnostic Equipment — 0.2%
Sysmex Corp.	200	23,313
Thermo Fisher Scientific, Inc.	1,051	535,695

		559,008

Diagnostic Kits — 0.0%
DiaSorin SpA	24	5,258
QIAGEN NV†	284	15,381

		20,639

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	261	21,185
Fresenius SE & Co. KGaA	501	22,360

		43,545

Distribution/Wholesale — 0.2%
Bunzl PLC	422	13,574
Copart, Inc.†	1,491	163,637
Ferguson PLC	3,377	392,903
Jardine Cycle & Carriage, Ltd.	100	1,615
Seven Group Holdings, Ltd.	167	2,841
Sojitz Corp.	1,400	3,253
Travis Perkins PLC†	315	5,817

		583,640

Diversified Banking Institutions — 1.0%
Banco Santander SA†	20,572	60,168
Bank of America Corp.	31,829	943,730
Barclays PLC†	19,908	36,419
BNP Paribas SA†	6,099	293,742
Citigroup, Inc.	4,063	235,613
Credit Agricole SA†	1,572	17,855
Credit Suisse Group AG	2,970	39,144
Deutsche Bank AG†	2,558	26,053
HSBC Holdings PLC†	25,616	134,160
Lloyds Banking Group PLC†	87,664	39,343
Macquarie Group, Ltd.	420	41,974
Mitsubishi UFJ Financial Group, Inc.	15,700	70,738
Mizuho Financial Group, Inc.	3,140	41,885
Morgan Stanley	15,870	1,064,084
Natwest Group PLC†	5,954	11,968
Societe Generale SA†	997	18,631
Sumitomo Mitsui Financial Group, Inc.	1,700	52,915
UBS Group AG	4,720	68,140
UniCredit SpA†	2,581	23,601

		3,220,163

Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	1,082	156,814
Eaton Corp. PLC	5,971	702,787
Illinois Tool Works, Inc.	266	51,660
ITT, Inc.	2,291	171,161
Siemens AG	999	154,712
Smiths Group PLC	491	9,528
Toshiba Corp.	500	16,381
Trane Technologies PLC	5,076	727,645

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Trelleborg AB, Class B†	304	$6,890

		1,997,578

Diversified Minerals — 0.2%
BHP Group PLC	21,967	603,547
BHP Group, Ltd.	3,624	120,482
Sumitomo Metal Mining Co., Ltd.	300	13,079

		737,108

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	3,500	24,274
Jardine Matheson Holdings, Ltd.	300	17,381
Swire Pacific, Ltd., Class A	500	3,173
Swire Pacific, Ltd., Class B	2,500	2,562

		47,390

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	1,879	15,249

Drug Delivery Systems — 0.1%
DexCom, Inc.†	539	202,044

E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd.†	23,136	738,440
Amazon.com, Inc.†	1,212	3,885,914
ASOS PLC†	85	5,208
Mercari, Inc.†	100	4,789
MonotaRO Co., Ltd.	200	10,025
Rakuten, Inc.†	1,000	9,830
THG PLC†	457	4,512
ZOZO, Inc.	100	2,794

		4,661,512

E-Commerce/Services — 0.6%
Airbnb, Inc. Class A†	485	89,061
Auto Trader Group PLC*	1,184	9,143
Booking Holdings, Inc.†	362	703,847
Delivery Hero SE†*	2,601	395,867
Lyft, Inc., Class A†	7,470	332,116
Rightmove PLC†	1,090	8,943
Uber Technologies, Inc.†	5,599	285,157
Zillow Group, Inc., Class C†	880	114,805

		1,938,939

E-Marketing/Info — 0.0%
CyberAgent, Inc.	100	6,272

Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,510	171,023
Brother Industries, Ltd.	400	8,932
Casio Computer Co., Ltd.	300	5,330
Legrand SA	331	30,451
Mabuchi Motor Co., Ltd.	100	4,144

		219,880

Electric-Distribution — 0.0%
AusNet Services	2,252	2,969
E.ON SE	2,761	29,255
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,458
National Grid PLC	4,688	54,495

		90,177

Electric-Generation — 0.2%
EDP Renovaveis SA	186	5,072
Electric Power Development Co., Ltd.	200	3,299

196

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Generation (continued)
Electricite de France SA†	497	$6,187
Engie SA†	2,260	35,107
Mercury NZ, Ltd.	635	3,245
Meridian Energy, Ltd.	1,580	8,130
Orsted A/S*	812	153,447
RWE AG	6,316	271,794
SSE PLC	1,278	25,947
Uniper SE	170	5,959

		518,187

Electric-Integrated — 1.2%
A2A SpA	1,939	3,151
AGL Energy, Ltd.	772	6,736
American Electric Power Co., Inc.	3,519	284,722
Chubu Electric Power Co., Inc.	900	11,004
Chugoku Electric Power Co., Inc.	400	4,953
CLP Holdings, Ltd.	2,000	18,732
CMS Energy Corp.	2,263	128,719
Contact Energy, Ltd.	905	5,325
Edison International	2,161	125,684
EDP—Energias de Portugal SA	3,393	21,205
Endesa SA	391	9,999
Enel SpA	9,565	94,977
Entergy Corp.	1,251	119,258
EVN AG	56	1,309
Fortum Oyj	554	13,424
Hera SpA	1,036	3,624
Iberdrola SA	53,321	723,125
Iberdrola SA†	436	5,913
Kansai Electric Power Co., Inc.	1,100	10,858
Kyushu Electric Power Co., Inc.	500	4,666
NextEra Energy, Inc.	18,738	1,515,342
Origin Energy, Ltd.	2,218	8,070
Power Assets Holdings, Ltd.	1,500	7,980
Tohoku Electric Power Co., Inc.	600	5,194
Tokyo Electric Power Co. Holdings, Inc.†	1,000	3,875
Verbund AG	86	7,746
Xcel Energy, Inc.	9,609	614,880

		3,760,471

Electric-Transmission — 0.0%
Elia Group SA	41	4,927
Red Electrica Corp. SA	542	10,290
Terna Rete Elettrica Nazionale SpA	1,763	12,816

		28,033

Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	300	4,027
Garmin, Ltd.	1,873	215,133
Hoya Corp.	500	63,942
Ibiden Co., Ltd.	200	9,193
Kyocera Corp.	500	32,095
Minebea Mitsumi, Inc.	500	11,134
Murata Manufacturing Co., Ltd.	800	77,048
Nidec Corp.	700	92,966
Omron Corp.	300	26,556
TDK Corp.	200	32,377
Venture Corp., Ltd.	300	4,457

		568,928

Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc.†	11,299	967,646

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Hamamatsu Photonics KK	200	$11,549
Infineon Technologies AG	1,637	65,836
Microchip Technology, Inc.	1,224	166,599
NVIDIA Corp.	955	496,209
Rohm Co., Ltd.	100	10,180
Samsung Electronics Co., Ltd. GDR	658	1,210,720
STMicroelectronics NV	821	33,101
SUMCO Corp.	500	10,568
Texas Instruments, Inc.	1,877	311,000

		3,283,408

Electronic Connectors — 0.0%
Amphenol Corp., Class A	1,030	128,626

Electronic Measurement Instruments — 0.1%
Halma PLC	474	16,020
Keysight Technologies, Inc.†	1,693	239,712
Sartorius AG (Preference Shares)	42	20,938
Shimadzu Corp.	400	15,304
Yokogawa Electric Corp.	300	6,502

		298,476

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,498	146,250
Otsuka Corp.	200	10,057

		156,307

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,221	30,231

Electronics-Military — 0.0%
Thales SA	131	11,773

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,239	225,932
Siemens Gamesa Renewable Energy SA	282	11,537
SolarEdge Technologies, Inc.†	562	162,041
Vestas Wind Systems A/S	247	52,853

		452,363

Engineering/R&D Services — 0.0%
JGC Holdings Corp.	300	3,426
Kajima Corp.	600	8,068
Singapore Technologies Engineering, Ltd.	2,000	5,558

		17,052

Enterprise Software/Service — 0.4%
AVEVA Group PLC	145	7,219
Ceridian HCM Holding, Inc.†	1,991	184,984
Coupa Software, Inc.†	678	210,092
HubSpot, Inc.†	374	139,203
Oracle Corp. Japan	100	11,772
salesforce.com, Inc.†	1,061	239,319
SAP SE	1,353	172,235
Temenos AG	85	10,757
TIS, Inc.	300	6,656
WiseTech Global, Ltd.	192	4,573
Workday, Inc., Class A†	1,262	287,143

		1,273,953

Entertainment Software — 0.2%
DeNA Co., Ltd.	100	1,875
Konami Holdings Corp.	100	6,133
Nexon Co., Ltd.	600	18,239
Sea, Ltd. ADR†	1,737	376,425

197

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software (continued)
Square Enix Holdings Co., Ltd.	100	$5,748
Take-Two Interactive Software, Inc.†	1,115	223,502
Ubisoft Entertainment SA†	99	9,900

		641,822

Explosives — 0.0%
Orica, Ltd.	511	5,918

Filtration/Separation Products — 0.0%
Alfa Laval AB†	377	9,895

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	2,645
Afterpay, Ltd.†	288	29,470

		32,115

Finance-Credit Card — 1.1%
American Express Co.	1,969	228,916
Capital One Financial Corp.	8,476	883,708
Credit Saison Co., Ltd.	200	2,308
Isracard, Ltd.	0	1
Mastercard, Inc., Class A	6,977	2,206,755
Orient Corp.†	700	798

		3,322,486

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	10,654	549,107
Daiwa Securities Group, Inc.	1,900	9,059
Nomura Holdings, Inc.	3,700	19,608
SBI Holdings, Inc.	300	7,486

		585,260

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	3,467
ORIX Corp.	1,400	22,698
Tokyo Century Corp.	100	8,120

		34,285

Finance-Other Services — 0.3%
ASX, Ltd.	242	13,241
Deutsche Boerse AG	234	37,718
Hong Kong Exchanges & Clearing, Ltd.	7,700	494,628
Intrum AB	92	2,483
Japan Exchange Group, Inc.	700	16,321
London Stock Exchange Group PLC	2,985	354,945
Singapore Exchange, Ltd.	1,000	7,417

		926,753

Fisheries — 0.0%
Leroy Seafood Group ASA	352	2,455
Mowi ASA	566	12,514
Salmar ASA	68	4,098
Toyo Suisan Kaisha, Ltd.	200	9,841

		28,908

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	5,500

Food-Catering — 0.0%
Compass Group PLC†	2,182	39,111
Sodexo SA†	108	9,608

		48,719

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.0%
Barry Callebaut AG	5	$11,077
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	8,676
Ezaki Glico Co., Ltd.	100	4,399

		24,152

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	937	7,817
Danone SA	849	56,565
Yakult Honsha Co., Ltd.	200	10,220

		74,602

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	400	6,753
Wilmar International, Ltd.	3,800	15,068

		21,821

Food-Meat Products — 0.0%
WH Group, Ltd.*	12,000	9,807

Food-Misc./Diversified — 0.5%
Ajinomoto Co., Inc.	700	16,503
Associated British Foods PLC†	436	12,634
Axfood AB	158	3,797
Calbee, Inc.	100	2,954
Kerry Group PLC, Class A	189	25,635
Kewpie Corp.	200	4,625
Kikkoman Corp.	200	14,078
Kraft Heinz Co.	4,350	145,768
MEIJI Holdings Co., Ltd.	200	13,629
Nestle SA	9,682	1,084,641
NH Foods, Ltd.	100	4,288
Nissin Foods Holdings Co., Ltd.	100	8,622
Orkla ASA	1,064	10,341
Post Holdings, Inc.†	2,528	239,781
Tate & Lyle PLC	530	4,982

		1,592,278

Food-Retail — 0.1%
Carrefour SA	753	12,733
Coles Group, Ltd.	1,641	22,783
Colruyt SA	78	4,814
Dairy Farm International Holdings, Ltd.	500	2,147
ICA Gruppen AB	117	5,870
J Sainsbury PLC	2,264	7,576
Jeronimo Martins SGPS SA	319	5,213
Kesko Oyj, Class A†	124	3,017
Kesko Oyj, Class B	345	8,953
Kobe Bussan Co., Ltd.	200	5,531
Koninklijke Ahold Delhaize NV	1,362	38,975
Marks & Spencer Group PLC†	2,456	4,752
Ocado Group PLC†	745	28,314
Seven & i Holdings Co., Ltd.	1,000	37,984
Tesco PLC	12,131	39,723
WM Morrison Supermarkets PLC	3,262	8,016
Woolworths Group, Ltd.	1,567	48,775

		285,176

Food-Wholesale/Distribution — 0.1%
Olam International, Ltd.	800	957
Sysco Corp.	2,137	152,817

		153,774

198

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Forestry — 0.0%
Holmen AB	124	$5,665

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	198	19,303
Flutter Entertainment PLC†	182	33,797
Genting Singapore, Ltd.	7,200	4,603
Tabcorp Holdings, Ltd.	2,792	8,473

		66,176

Gas-Distribution — 0.0%
Centrica PLC†	7,340	5,201
Enagas SA	313	6,897
Hong Kong & China Gas Co., Ltd.	13,600	19,500
Naturgy Energy Group SA	422	10,895
Osaka Gas Co., Ltd.	500	9,223
Toho Gas Co., Ltd.	100	5,907
Tokyo Gas Co., Ltd.	500	10,924

		68,547

Gas-Transportation — 0.0%
Snam SpA	2,736	14,365

Gold Mining — 0.0%
Evolution Mining, Ltd.	2,145	7,578
Newcrest Mining, Ltd.	1,004	18,979
Northern Star Resources, Ltd.	918	8,850

		35,407

Home Decoration Products — 0.1%
Newell Brands, Inc.	8,127	195,211

Hotels/Motels — 0.1%
City Developments, Ltd.	800	4,347
InterContinental Hotels Group PLC†	6,536	403,389
Whitbread PLC†	253	9,611

		417,347

Human Resources — 0.1%
Adecco Group AG	214	13,401
Paylocity Holding Corp.†	341	63,924
Persol Holdings Co., Ltd.	200	3,760
Randstad NV†	147	9,169
Recruit Holdings Co., Ltd.	2,100	91,497

		181,751

Import/Export — 0.1%
ITOCHU Corp.	1,700	48,804
Marubeni Corp.	2,100	14,001
Mitsubishi Corp.	1,700	43,131
Mitsui & Co., Ltd.	2,000	37,155
Sumitomo Corp.	1,400	18,615
Toyota Tsusho Corp.	300	11,773

		173,479

Industrial Automated/Robotic — 0.3%
FANUC Corp.	200	52,521
Keyence Corp.	1,000	537,941
Nabtesco Corp.	200	8,992
SMC Corp.	600	364,165
THK Co., Ltd.	100	3,207
Yaskawa Electric Corp.	300	15,434

		982,260

Industrial Gases — 0.3%
Air Liquide SA	576	94,127

Security Description	Shares	Value (Note 2)
Industrial Gases (continued)
Linde PLC	2,826	$693,635
Nippon Sanso Holdings Corp.	300	5,799

		793,561

Instruments-Controls — 0.2%
ABB, Ltd.	2,357	69,564
Honeywell International, Inc.	2,369	462,831
Mettler-Toledo International, Inc.†	161	188,064

		720,459

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc.	926	101,777

Insurance-Life/Health — 0.5%
AIA Group, Ltd.	80,400	985,094
Aviva PLC	4,808	21,969
AXA SA	2,575	56,940
Baloise Holding AG	62	10,350
Challenger, Ltd.	647	3,272
Dai-ichi Life Holdings, Inc.	1,400	21,618
Great Eastern Holdings, Ltd.	100	1,578
Japan Post Holdings Co., Ltd.	1,900	15,154
Japan Post Insurance Co., Ltd.	200	3,938
Legal & General Group PLC	111,261	371,353
M&G PLC	3,256	7,840
NN Group NV	394	16,333
Phoenix Group Holdings PLC	1,008	9,312
Prudential PLC	3,230	51,781
Suncorp Group, Ltd.	1,587	12,150
Swiss Life Holding AG	39	17,747
T&D Holdings, Inc.	700	8,295

		1,614,724

Insurance-Multi-line — 1.1%
Aegon NV	1,768	7,288
Ageas SA/NV	232	11,890
Allianz SE	4,025	912,425
Assicurazioni Generali SpA	1,548	26,446
Chubb, Ltd.	4,029	586,904
CNA Financial Corp.	1,831	70,347
Direct Line Insurance Group PLC	1,731	7,105
Hartford Financial Services Group, Inc.	4,033	193,665
Loews Corp.	11,941	540,808
Mapfre SA	1,151	2,107
Medibank Private, Ltd.	3,468	7,722
Ping An Insurance Group Co. of China, Ltd.	68,000	802,028
Sampo Oyj, Class A	603	25,285
Storebrand ASA†	504	3,881
Talanx AG	66	2,471
UnipolSai Assicurazioni SpA	749	1,898
Vienna Insurance Group AG Wiener Versicherung Gruppe	49	1,254
Zurich Insurance Group AG	826	328,848

		3,532,372

Insurance-Property/Casualty — 0.5%
Admiral Group PLC	317	12,511
Alleghany Corp.	259	146,814
Berkshire Hathaway, Inc., Class B†	2,704	616,160
Gjensidige Forsikring ASA	224	5,170
Hiscox, Ltd.†	445	5,644
Insurance Australia Group, Ltd.	2,909	10,715

199

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
MS&AD Insurance Group Holdings, Inc.	600	$17,376
Progressive Corp.	4,054	353,468
QBE Insurance Group, Ltd.	1,850	11,267
RSA Insurance Group PLC	1,293	11,954
Sompo Holdings, Inc.	500	19,987
Tokio Marine Holdings, Inc.	900	44,947
Travelers Cos., Inc.	3,151	429,481
Tryg A/S	175	5,472

		1,690,966

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	441	160,032
Hannover Rueck SE	76	11,800
Muenchener Rueckversicherungs-Gesellschaft AG	172	45,727
Swiss Re AG	355	31,322

		248,881

Internet Application Software — 0.0%
Okta, Inc.†	222	57,500

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	2,080	537,326
Netflix, Inc.†	1,787	951,381
Pinterest, Inc., Class A†	1,494	102,354
Spotify Technology SA†	472	148,680

		1,739,741

Internet Content-Information/News — 0.3%
Adevinta ASA†	285	4,227
Kakaku.com, Inc.	200	5,780
M3, Inc.	500	41,922
Prosus NV	523	60,767
SEEK, Ltd.	443	9,453
Tencent Holdings, Ltd.	10,900	954,219

		1,076,368

Internet Gambling — 0.1%
DraftKings, Inc., Class A†	2,404	130,080
Entain PLC†	727	12,287

		142,367

Internet Security — 0.0%
Trend Micro, Inc.†	200	10,982

Investment Companies — 0.1%
Aker ASA, Class A	30	2,379
EXOR NV	141	10,491
Groupe Bruxelles Lambert SA	146	14,473
HAL Trust	106	15,069
Industrivarden AB, Class A†	202	6,790
Industrivarden AB, Class C†	209	6,641
Investor AB, Class A	165	12,097
Investor AB, Class B	547	40,112
Kinnevik AB Class B	300	14,739
L E Lundbergforetagen AB, Class B†	81	4,262
Melrose Industries PLC†	6,083	14,019
Sofina SA	21	6,798
Washington H. Soul Pattinson & Co., Ltd.	145	2,995

		150,865

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,650	326,486

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
AMP, Ltd.	4,374	$4,947
Amundi SA†*	77	5,732
BlackRock, Inc.	276	193,548
Hargreaves Lansdown PLC	346	8,089
Invesco, Ltd.	4,353	89,628
Julius Baer Group, Ltd.	281	17,013
Magellan Financial Group, Ltd.	184	6,765
Matsui Securities Co., Ltd.	100	780
Schroders PLC†	58	1,839
Schroders PLC	163	7,622
St James’s Place PLC	542	8,705
Standard Life Aberdeen PLC	2,938	12,148
T. Rowe Price Group, Inc.	1,193	186,681

		869,983

Leisure Products — 0.0%
Yamaha Corp.	200	11,308

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	400	4,550
Techtronic Industries Co., Ltd.	2,000	29,988

		34,538

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	789	15,144
Epiroc AB, Class B	492	8,426
Hitachi Construction Machinery Co., Ltd.	100	2,931
Komatsu, Ltd.	1,200	33,069
Sandvik AB†	1,344	33,491
Weir Group PLC†	327	8,478

		101,539

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	7,994
Hitachi, Ltd.	1,200	49,565
Konecranes OYJ	83	3,024
Mitsubishi Electric Corp.	2,700	41,282
Mitsubishi Heavy Industries, Ltd.	400	11,572
Schindler Holding AG (Participation Certificate)	54	14,266
Schindler Holding AG	26	6,849
Siemens Energy AG†	494	18,285

		152,837

Machinery-Farming — 0.1%
CNH Industrial NV†	1,250	15,980
Deere & Co.	544	157,107
Husqvarna AB, Class A	32	402
Husqvarna AB, Class B	518	6,419
Kubota Corp.	1,400	30,853

		210,761

Machinery-General Industrial — 0.3%
ANDRITZ AG	74	3,517
Atlas Copco AB, Class A	7,531	409,943
Atlas Copco AB, Class B	492	23,027
GEA Group AG	207	7,183
Hexagon AB, Class B	342	29,925
Kone Oyj, Class B	4,438	348,888
Middleby Corp.†	846	114,819
Neles Oyj	158	2,034
Otis Worldwide Corp.	984	63,616
Spirax-Sarco Engineering PLC	92	13,954

200

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial (continued)
Sumitomo Heavy Industries, Ltd.	100	$2,819

		1,019,725

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	22,719
KION Group AG	90	7,794

		30,513

Machinery-Pumps — 0.2%
Dover Corp.	2,734	318,484
Ingersoll Rand, Inc.†	4,111	172,004

		490,488

Medical Instruments — 0.5%
Alcon, Inc.†	608	43,610
Ambu A/S, Class B	220	10,408
Asahi Intecc Co., Ltd.	300	9,880
Boston Scientific Corp.†	23,135	819,905
Demant A/S†	129	4,637
Elekta AB, Series B	462	6,660
Getinge AB, Class B	275	7,098
Intuitive Surgical, Inc.†	599	447,836
Medtronic PLC	2,228	248,043
Olympus Corp.	1,600	28,980

		1,627,057

Medical Labs & Testing Services — 0.3%
BioMerieux	53	8,202
Catalent, Inc.†	2,198	252,880
Eurofins Scientific SE†	150	14,414
Lonza Group AG	574	367,181
PeptiDream, Inc.†	100	5,860
Quest Diagnostics, Inc.	974	125,792
Teladoc Health, Inc.†	671	177,030

		951,359

Medical Products — 0.2%
Cochlear, Ltd.	82	12,333
Coloplast A/S, Class B	146	21,812
ConvaTec Group PLC*	1,990	5,456
Cooper Cos., Inc.	341	124,138
GN Store Nord A/S	180	13,779
Koninklijke Philips NV†	1,118	60,932
Sartorius Stedim Biotech	30	12,562
Smith & Nephew PLC	1,089	22,934
Sonova Holding AG†	67	16,187
Straumann Holding AG	15	16,646
Terumo Corp.	900	35,204
Zimmer Biomet Holdings, Inc.	2,393	367,732

		709,715

Medical-Biomedical/Gene — 0.7%
Alnylam Pharmaceuticals, Inc.†	764	114,967
Amgen, Inc.	1,826	440,851
Argenx SE†	59	17,279
Argenx SE†	2	585
Biogen, Inc.†	620	175,218
CSL, Ltd.	563	116,520
Exact Sciences Corp.†	1,626	223,022
Exelixis, Inc.†	6,038	134,104
Genmab A/S†	79	31,494
H. Lundbeck A/S	76	2,712
Regeneron Pharmaceuticals, Inc.†	871	438,845

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Royalty Pharma PLC, Class A	3,711	$174,454
Swedish Orphan Biovitrum AB†	241	4,546
Vertex Pharmaceuticals, Inc.†	964	220,833

		2,095,430

Medical-Drugs — 2.4%
AbbVie, Inc.	14,091	1,444,046
Astellas Pharma, Inc.	2,300	37,310
AstraZeneca PLC	1,624	165,802
Bayer AG	1,217	73,733
Bristol-Myers Squibb Co.	20,731	1,273,505
Chugai Pharmaceutical Co., Ltd.	800	42,255
Daiichi Sankyo Co., Ltd.	2,200	70,885
Eisai Co., Ltd.	400	29,319
Eli Lilly & Co.	4,578	952,087
Galapagos NV†	59	6,162
GlaxoSmithKline PLC	6,200	115,178
Grifols SA	361	10,645
Grifols SA, Class B (Preference Shares)	339	6,006
Hikma Pharmaceuticals PLC	204	6,702
Hisamitsu Pharmaceutical Co., Inc.	100	6,032
Horizon Therapeutics PLC†	1,982	143,655
Ipsen SA	49	4,281
Jazz Pharmaceuticals PLC†	961	149,435
Johnson & Johnson	2,825	460,842
Kobayashi Pharmaceutical Co., Ltd.	100	11,266
Kyowa Kirin Co., Ltd.	300	8,921
Merck & Co., Inc.	2,074	159,843
Merck KGaA	161	26,905
Nippon Shinyaku Co., Ltd.	100	7,366
Novartis AG	3,052	276,069
Novo Nordisk A/S, Class B	12,002	834,807
Ono Pharmaceutical Co., Ltd.	600	17,968
Orion Oyj, Class A†	39	1,806
Orion Oyj, Class B	131	6,012
Otsuka Holdings Co., Ltd.	700	29,942
Pfizer, Inc.	4,848	174,043
Recordati Industria Chimica e Farmaceutica SpA	127	6,581
Roche Holding AG BR	35	12,333
Roche Holding AG	2,214	763,127
Sanofi	1,401	131,629
Santen Pharmaceutical Co., Ltd.	500	8,284
Shionogi & Co., Ltd.	300	16,322
Sumitomo Dainippon Pharma Co., Ltd.	200	3,237
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,543
Takeda Pharmaceutical Co., Ltd.	1,900	66,619
Tsumura & Co.	100	3,239
UCB SA	158	16,387
Vifor Pharma AG	54	7,339

		7,594,468

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	1,364	16,217
Viatris, Inc.†	4,685	79,598

		95,815

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	3,540	1,180,873

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	718	116,660
Mediclinic International PLC†	589	2,331

201

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
NMC Health PLC†(1)	210	$0
Ramsay Health Care, Ltd.	226	10,833

		129,824

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	200	3,999
AmerisourceBergen Corp.	1,658	172,763
Amplifon SpA†	104	4,128
McKesson Corp.	903	157,546
Medipal Holdings Corp.	200	4,116
Suzuken Co., Ltd.	100	3,876

		346,428

Metal Processors & Fabrication — 0.1%
NSK, Ltd.	600	5,488
SKF AB, Class B	13,623	373,391

		378,879

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	300	9,784

Metal-Aluminum — 0.0%
Alumina, Ltd.	2,972	3,825
Norsk Hydro ASA	1,720	7,628
South32, Ltd.	6,102	11,765

		23,218

Metal-Copper — 0.1%
Antofagasta PLC	435	8,513
Freeport-McMoRan, Inc.	6,441	173,328

		181,841

Metal-Diversified — 0.2%
Anglo American PLC	10,343	340,121
Boliden AB	334	10,956
Glencore PLC†	13,430	45,167
Mitsubishi Materials Corp.	300	6,402
Rio Tinto PLC	3,838	293,310
Rio Tinto, Ltd.	454	38,053

		734,009

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,068	34,263

Miscellaneous Manufacturing — 0.1%
Alstom SA†	3,490	189,127

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	7,720

Motorcycle/Motor Scooter — 0.0%
Jardine Strategic Holdings, Ltd.	200	5,185

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	570	15,011

Multimedia — 0.0%
Bollore SA	1,139	4,620
Informa PLC†	1,892	12,933
Pearson PLC	948	10,542
Vivendi SA	1,047	32,124

		60,219

Networking Products — 0.1%
Cisco Systems, Inc.	4,028	179,568
Nokia Oyj†	6,983	33,473

Security Description	Shares	Value (Note 2)
Networking Products (continued)
Telefonaktiebolaget LM Ericsson, Class A†	76	$1,064
Telefonaktiebolaget LM Ericsson, Class B	3,309	41,802

		255,907

Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	2,199
Canon, Inc.	1,400	30,881
FUJIFILM Holdings Corp.	500	28,659
Ricoh Co., Ltd.	1,000	7,679
Seiko Epson Corp.	400	6,806
Zebra Technologies Corp., Class A†	657	254,804

		331,028

Oil Companies-Exploration & Production — 0.4%
Aker BP ASA	121	2,999
Cabot Oil & Gas Corp.	4,911	90,019
ConocoPhillips	14,566	583,077
Diamondback Energy, Inc.	1,429	81,010
Inpex Corp.	1,400	8,240
Lundin Energy AB	239	6,508
Pioneer Natural Resources Co.	3,000	362,700
Santos, Ltd.	2,230	11,190
Woodside Petroleum, Ltd.	1,181	22,211

		1,167,954

Oil Companies-Integrated — 0.3%
BP PLC	118,023	438,584
Chevron Corp.	1,486	126,607
Eni SpA	3,107	31,364
Equinor ASA	1,345	24,051
Galp Energia SGPS SA	564	5,636
OMV AG	172	7,206
Repsol SA	1,852	18,156
Royal Dutch Shell PLC, Class A	5,077	92,388
Royal Dutch Shell PLC, Class B	4,588	79,364
TOTAL SE	3,120	131,714

		955,070

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	315	6,273
DCC PLC	127	9,593
ENEOS Holdings, Inc.	4,100	16,663
Idemitsu Kosan Co., Ltd.	300	7,085
Marathon Petroleum Corp.	5,316	229,438
Neste Oyj	534	37,730
Phillips 66	2,980	202,044

		508,826

Oil-Field Services — 0.0%
Subsea 7 SA†	263	2,434

Optical Supplies — 0.0%
EssilorLuxottica SA	366	51,905

Paper & Related Products — 0.0%
Mondi PLC	607	14,347
Oji Holdings Corp.	1,300	7,880
Smurfit Kappa Group PLC	318	15,298
Stora Enso Oyj, Class A	46	868
Stora Enso Oyj, Class R	754	13,708
Svenska Cellulosa AB SCA, Class A†	38	677
Svenska Cellulosa AB SCA, Class B†	763	13,442

202

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products (continued)
UPM-Kymmene Oyj	667	$23,787

		90,007

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	384	102,597

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	200	5,754

Pharmacy Services — 0.3%
Cigna Corp.	4,199	911,393
CVS Health Corp.	1,948	139,574

		1,050,967

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	3,996

Pipelines — 0.2%
APA Group	1,485	11,067
Equitrans Midstream Corp.	10,559	70,218
Kinder Morgan, Inc.	15,602	219,676
Koninklijke Vopak NV	72	3,641
Williams Cos., Inc.	8,044	170,774

		475,376

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	1,160	285,847
Schneider Electric SE	6,542	959,041

		1,244,888

Precious Metals — 0.0%
Polymetal International PLC	345	7,471

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	300	5,179
Toppan Printing Co., Ltd.	400	5,706

		10,885

Private Equity — 0.1%
3i Group PLC	1,216	18,392
Blackstone Group, Inc., Class A	2,749	184,705
Brookfield Asset Management, Inc., Class A	1,734	67,349
EQT AB	258	8,051
Partners Group Holding AG	24	28,387

		306,884

Public Thoroughfares — 0.0%
Atlantia SpA†	615	9,769
Transurban Group	3,388	34,137

		43,906

Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	1,165

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A†	101	3,818
Schibsted ASA, Class B†	129	4,176

		7,994

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	334	27,722

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	3,366	136,525

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 1.0%
Advance Residence Investment Corp.	2	$5,917
American Homes 4 Rent, Class A	5,992	181,138
Ascendas Real Estate Investment Trust	3,672	8,512
AvalonBay Communities, Inc.	411	67,268
British Land Co. PLC	1,235	7,584
Brixmor Property Group, Inc.	9,806	166,016
CapitaLand Integrated Commercial Trust	6,020	9,641
Covivio	61	5,018
Daiwa House REIT Investment Corp.	2	5,379
Derwent London PLC	138	5,991
Dexus	1,423	9,762
EastGroup Properties, Inc.	858	115,950
Federal Realty Investment Trust	1,539	134,755
Gecina SA	57	8,128
GLP J-REIT	6	9,474
Goodman Group	2,080	28,034
GPT Group	2,529	8,315
Japan Prime Realty Investment Corp.	1	3,532
Japan Real Estate Investment Corp.	2	12,177
Japan Retail Fund Investment Corp.	3	5,721
Keppel REIT	2,500	2,288
Kimco Realty Corp.	11,166	184,351
Lamar Advertising Co., Class A	498	40,228
Land Securities Group PLC	918	7,679
Link REIT	2,500	22,036
Mapletree Commercial Trust	2,700	4,206
Mapletree North Asia Commercial Trust	2,600	1,909
Mid-America Apartment Communities, Inc.	1,712	227,268
Mirvac Group	4,953	8,962
Nippon Building Fund, Inc.	2	12,086
Nippon Prologis REIT, Inc.	3	9,778
Nomura Real Estate Master Fund, Inc.	6	9,120
Orix JREIT, Inc.	3	5,030
Outfront Media, Inc.	3,490	63,623
Prologis, Inc.	8,599	887,417
Public Storage	1,208	274,965
Rayonier, Inc.	6,435	197,876
Scentre Group	6,535	13,541
Segro PLC	1,500	19,597
Stockland	3,001	10,157
Sun Communities, Inc.	1,189	170,182
Suntec Real Estate Investment Trust	2,900	3,492
Unibail-Rodamco-Westfield (Euronext Amsterdam)	173	14,584
United Urban Investment Corp.	3	4,088
Vicinity Centres	4,904	5,710
Weyerhaeuser Co.	4,815	150,180

		3,148,665

Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	100	1,629
CBRE Group, Inc., Class A†	3,641	222,028
Daito Trust Construction Co., Ltd.	100	10,430
Deutsche Wohnen SE	450	22,313
ESR Cayman, Ltd.†*	1,400	4,996
Fabege AB	346	5,166
Fastighets AB Balder, Class B†	94	4,702
Mitsubishi Estate Co., Ltd.	1,700	27,130
REA Group, Ltd.	62	6,924
Vonovia SE	4,526	303,116

		608,434

203

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.1%
Aroundtown SA	1,509	$10,497
Azrieli Group, Ltd.	45	2,796
CapitaLand, Ltd.	2,900	6,970
Castellum AB	324	7,788
CK Asset Holdings, Ltd.	3,000	15,212
Hang Lung Properties, Ltd.	2,000	5,319
Henderson Land Development Co., Ltd.	2,000	8,187
Hulic Co., Ltd.	500	5,674
Hysan Development Co., Ltd.	1,000	3,686
Kerry Properties, Ltd.	1,000	2,602
Mitsui Fudosan Co., Ltd.	7,200	147,937
New World Development Co., Ltd.	1,750	8,190
Nomura Real Estate Holdings, Inc.	100	2,238
Sino Land Co., Ltd.	4,000	5,573
Sumitomo Realty & Development Co., Ltd.	600	18,203
Sun Hung Kai Properties, Ltd.	2,000	27,533
Swire Properties, Ltd.	1,200	3,508
Tokyo Tatemono Co., Ltd.	200	2,712
Tokyu Fudosan Holdings Corp.	700	3,975
UOL Group, Ltd.	500	2,754
Wharf Real Estate Investment Co., Ltd.	2,000	10,666

		302,020

Recreational Vehicles — 0.0%
Yamaha Motor Co., Ltd.	400	9,113

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	569	28,755

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	300	46,967

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	719	17,858

Retail-Apparel/Shoe — 0.2%
Fast Retailing Co., Ltd.	100	86,064
Gap, Inc.†	4,289	86,852
Hennes & Mauritz AB, Class B†	959	20,427
Industria de Diseno Textil SA	8,259	245,037
JD Sports Fashion PLC†	517	5,283
Moncler SpA†	241	13,614
Next PLC†	166	17,569
Ross Stores, Inc.	1,793	199,543
Salvatore Ferragamo SpA†	84	1,636
Zalando SE†*	204	23,430

		699,455

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	303	338,866
O’Reilly Automotive, Inc.†	1,956	832,219

		1,171,085

Retail-Automobile — 0.1%
CarMax, Inc.†	1,576	185,621
USS Co., Ltd.	200	4,014

		189,635

Retail-Building Products — 0.3%
Home Depot, Inc.	1,984	537,307
Kingfisher PLC†	2,603	9,893
Lowe’s Cos., Inc.	2,102	350,718
Nitori Holdings Co., Ltd.	100	19,811
Reece, Ltd.	309	3,767

Security Description	Shares	Value (Note 2)
Retail-Building Products (continued)
Wesfarmers, Ltd.	1,404	$58,388

		979,884

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,255	245,389
K’s Holdings Corp.†	300	4,062
Yamada Holdings Co., Ltd.	1,000	5,100

		254,551

Retail-Convenience Store — 0.0%
Lawson, Inc.	100	4,863

Retail-Discount — 0.0%
Aeon Co., Ltd.	1,100	34,498
Harvey Norman Holdings, Ltd.	844	3,433
Pan Pacific International Holdings Corp.	700	15,768
Seria Co., Ltd.	100	3,492

		57,191

Retail-Drug Store — 0.0%
Matsumotokiyoshi Holdings Co., Ltd.	100	3,970
Sundrug Co., Ltd.	100	3,965
Welcia Holdings Co., Ltd.	200	6,794

		14,729

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,427	202,263

Retail-Jewelry — 0.0%
Chow Tai Fook Jewellery Group, Ltd.	2,800	3,355
Cie Financiere Richemont SA	646	60,023
Pandora A/S	125	12,056
Swatch Group AG (TRQX)	94	5,298
Swatch Group AG (XEGT)	38	10,951

		91,683

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	300	5,378

Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,596
J. Front Retailing Co., Ltd.	300	2,492
Ryohin Keikaku Co., Ltd.	300	7,190

		13,278

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	1,280	159,450

Retail-Regional Department Stores — 0.0%
Isetan Mitsukoshi Holdings, Ltd.	500	3,086
Kohl’s Corp.	2,226	98,078

		101,164

Retail-Restaurants — 0.3%
Domino’s Pizza Enterprises, Ltd.	81	5,677
McDonald’s Corp.	2,215	460,366
Yum! Brands, Inc.	5,486	556,774

		1,022,817

Retail-Vision Service Center — 0.0%
GrandVision NV†*	74	2,199
National Vision Holdings, Inc.†	1,907	88,428

		90,627

Retirement/Aged Care — 0.0%
China Evergrande New Energy Vehicle Group, Ltd.†	3,000	16,490

204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retirement/Aged Care (continued)
Ryman Healthcare, Ltd.	522	$5,824

		22,314

Rubber-Tires — 0.0%
Bridgestone Corp.	800	29,692
Cie Generale des Etablissements Michelin SCA	225	31,060
Continental AG	136	19,117
Nokian Renkaat Oyj	166	6,089
Pirelli & C SpA†*	542	2,831
Yokohama Rubber Co., Ltd.	200	3,155

		91,944

Rubber/Plastic Products — 0.0%
Hexpol AB	325	3,560

Schools — 0.0%
Benesse Holdings, Inc.	100	1,954

Security Services — 0.0%
G4S PLC†	1,953	6,961
Secom Co., Ltd.	300	27,238
Securitas AB, Class B	298	4,605
Sohgo Security Services Co., Ltd.	100	4,934

		43,738

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	9,384	1,382,545
NXP Semiconductors NV	5,951	954,957
QUALCOMM, Inc.	3,183	497,439
Renesas Electronics Corp.†	1,300	14,846
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,244	880,291

		3,730,078

Semiconductor Equipment — 0.9%
Advantest Corp.	300	23,648
Applied Materials, Inc.	3,397	328,422
ASM Pacific Technology, Ltd.	500	7,273
ASML Holding NV (Euronext Amsterdam)	2,427	1,292,194
ASML Holding NV (NASDAQ)	492	262,807
Entegris, Inc.	2,330	229,249
Lam Research Corp.	976	472,335
Lasertec Corp.†	100	13,350
Teradyne, Inc.	1,127	127,892
Tokyo Electron, Ltd.	200	76,286

		2,833,456

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	114	2,210
Wartsila Oyj Abp	611	6,002

		8,212

Silver Mining — 0.0%
Fresnillo PLC	229	3,097

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA	127	11,865
Henkel AG & Co. KGaA (Preference Shares)	213	22,123
Reckitt Benckiser Group PLC	5,481	465,473

		499,461

Security Description	Shares	Value (Note 2)
Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	$2,180
Tenaris SA	594	4,610

		6,790

Steel-Producers — 0.0%
ArcelorMittal SA†	869	18,904
BlueScope Steel, Ltd.	600	7,610
Evraz PLC	682	4,681
JFE Holdings, Inc.†	700	6,146
Nippon Steel Corp.†	1,200	14,014
SSAB AB, Class A†	299	1,275
SSAB AB, Class B†	795	3,059
voestalpine AG	146	5,327

		61,016

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	200	3,195

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	5,000	6,595
PCCW, Ltd.	5,000	2,783
Singapore Telecommunications, Ltd.	8,500	15,099
Spark New Zealand, Ltd.	2,244	7,722
Telenor ASA	799	13,227

		45,426

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	13,243	194,540
NICE, Ltd.†	77	20,311

		214,851

Telephone-Integrated — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.†	2,571	2,631
BT Group PLC†	10,981	18,877
Deutsche Telekom AG	4,009	71,494
Elisa Oyj	188	11,184
KDDI Corp.	2,100	61,837
Koninklijke KPN NV	4,420	13,810
Nippon Telegraph & Telephone Corp.	1,600	39,885
Proximus SADP	191	4,019
SoftBank Group Corp.	2,000	154,079
Swisscom AG	34	18,518
Telecom Italia SpA	13,590	5,816
Telecom Italia SpA (RSP)	7,587	3,599
Telefonica Deutschland Holding AG	1,160	3,178
Telefonica SA	6,266	26,930
Telekom Austria AG†	176	1,341
Telia Co AB	3,033	13,295
Verizon Communications, Inc.	8,050	440,738

		891,231

Television — 0.1%
ITV PLC†	4,310	6,245
Nexstar Media Group, Inc., Class A	1,861	211,540
RTL Group SA†	45	2,579

		220,364

Textile-Apparel — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,870	1,129,093

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,574	226,026

205

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textile-Products — 0.0%
Teijin, Ltd.	200	$3,676

Tobacco — 0.1%
British American Tobacco PLC	2,829	102,964
Imperial Brands PLC	1,160	23,345
Japan Tobacco, Inc.	1,400	27,820
Philip Morris International, Inc.	839	66,826
Swedish Match AB	205	15,805

		236,760

Tools-Hand Held — 0.3%
Makita Corp.	300	14,312
Stanley Black & Decker, Inc.	5,433	942,571

		956,883

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	25,556
Nintendo Co., Ltd.	100	57,794

		83,350

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	4	7,579
AP Moller - Maersk A/S, Series B	8	16,552
Mitsui OSK Lines, Ltd.	100	2,721
Nippon Yusen KK	200	4,621

		31,473

Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	2,412	6,790
Canadian National Railway Co.	3,906	395,625
Central Japan Railway Co.	300	43,419
East Japan Railway Co.	500	33,846
Getlink SE†	547	8,436
Hankyu Hanshin Holdings, Inc.	300	9,772
Keihan Holdings Co., Ltd.	100	4,594
Keikyu Corp.	300	4,850
Keio Corp.	100	7,334
Keisei Electric Railway Co., Ltd.	200	6,814
Kintetsu Group Holdings Co., Ltd.	200	8,427
MTR Corp., Ltd.	2,000	11,618
Nagoya Railroad Co., Ltd.	200	5,096
Nankai Electric Railway Co., Ltd.†	100	2,439
Norfolk Southern Corp.	5,381	1,273,252
Odakyu Electric Railway Co., Ltd.	400	11,629
Seibu Holdings, Inc.	400	3,696
Tobu Railway Co., Ltd.	300	8,481
Tokyu Corp.	700	8,253
West Japan Railway Co.	200	10,869

		1,865,240

Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	2,700	3,210
Deutsche Post AG	1,204	59,581
DSV PANALPINA A/S	253	39,457
Kamigumi Co., Ltd.	100	1,786
Kuehne & Nagel International AG	66	15,035
Kyushu Railway Co.	200	4,212
Mitsubishi Logistics Corp.	100	2,788
Nippon Express Co., Ltd.	100	6,824
Oesterreichische Post AG	39	1,647
Poste Italiane SpA*	563	5,513
Royal Mail PLC†	1,312	7,265
SG Holdings Co., Ltd.	600	15,353

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services (continued)
Yamato Holdings Co., Ltd.	500	$12,350

		175,021

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	864	167,616

Travel Services — 0.0%
TUI AG	1,031	4,986

Water — 0.0%
Severn Trent PLC	301	9,528
Suez SA	506	10,404
United Utilities Group PLC	853	10,764
Veolia Environnement SA	707	18,902

		49,598

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	4,070

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	637	1,164,028
Alphabet, Inc., Class C†	1,168	2,144,145
Iliad SA	20	3,705
United Internet AG	149	6,477
Z Holdings Corp.	3,200	19,796

		3,338,151

Wire & Cable Products — 0.0%
Prysmian SpA	337	10,846

Total Common Stocks (cost $120,890,632)		143,615,748

REGISTERED INVESTMENT COMPANIES — 9.7%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	729,963	5,919,997
JPMorgan Emerging Markets Equity Fund, Class R6	206,527	9,341,221
JPMorgan High Yield Fund, Class R6	2,106,442	15,061,062

Total Registered Investment Companies (cost $26,439,961)		30,322,280

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.0%
Wells Fargo & Co. 3.90% due 03/15/2026(2)	$100,000	100,000

Diversified Banking Institutions — 0.1%
Citigroup, Inc. 4.00% due 12/10/2025(2)	50,000	50,688
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	221,607

		272,295

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	65,000	69,227
BP Capital Markets PLC 4.88% due 03/22/2030(2)	100,000	108,980

		178,207

Total Preferred Securities/Capital Securities (cost $527,239)		550,502

206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 6.2%
Diversified Financial Services — 6.2%
American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	$593,000	$593,795
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	275,644
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	191,334
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	139,436
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	180,000	184,500
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,146
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	62,396	63,269
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(3)(4)	110,826	112,449
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	114,613	118,471
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(3)(4)	118,793	120,866
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	59,383	61,386
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	100,000	116,580
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	99,646
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	201,004
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	110,095
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	221,900
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	49,656
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	198,982
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	227,594

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BBCMS Trust FRS Series 2018-CBM, Class A 1.13% (1 ML+1.00%) due 07/15/2037*(5)	$70,000	$69,734
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 1.00% (1 ML+0.87%) due 06/15/2035*(5)	114,837	114,813
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.95% (1 ML+0.82%) due 06/15/2035*(5)	130,000	129,348
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.80% (1 ML+0.67%) due 03/15/2037*(5)	270,000	270,673
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	282,777
BX Trust FRS Series 2018-EXCL, Class A 1.21% (1 ML+1.09%) due 09/15/2037*(5)	181,477	171,519
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	133,989
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	287,824
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	101,047	101,152
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.39% due 11/15/2050(4)(5)	60,000	66,127
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	70,000	70,249
CD Mtg. Trust VRS Series 2016-CD2, Class C 4.02% due 11/10/2049(4)(5)	130,000	134,415
CFCRE Commercial Mtg. Trust Series 2016-C6, Class B 3.80% due 11/10/2049(5)	170,000	181,548
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 0.92% (1 ML+0.79%) due 07/15/2032*(5)	274,063	274,409
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 1.10% (1 ML+0.97%) due 07/15/2032*(5)	256,706	257,030
CIM Trust FRS Series 2019-INV1, Class A2 1.13% (1 ML+1.00%) due 02/25/2049*(3)	43,714	43,823
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(5)	275,000	319,193
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(4)(5)	205,000	242,111

207

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)(4)	$92,387	$70,243
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	360,874
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	108,371
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.71% due 08/10/2047(4)(5)	285,000	303,828
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.74% due 02/10/2047(4)(5)	100,000	109,094
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.63% (1 ML+0.50%) due 02/25/2044*	68,439	67,966
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.33% (1 ML+0.20%) due 07/20/2046(3)	129,916	99,596
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	174,875	141,698
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	17,584	14,832
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	178,152
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.93% (1 ML+0.80%) due 05/15/2035*(5)	153,143	153,332
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.01% (1 ML+0.89%) due 05/15/2035*(5)	92,814	93,060
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	233,223
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	132,455	134,380
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	57,367	57,730
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(3)(4)	28,432	28,603
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	82,885
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	118,098
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	504,481

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	$73,000	$74,584
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	310,000	315,964
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	118,649
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	510,000	509,914
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	588,519
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	119,000	120,929
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	180,000	184,388
Exeter Automobile Receivables Trust Series 2019-3A, Class C 2.79% due 05/15/2024*	1,115,000	1,138,682
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	108,901
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	117,196
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 0.99% (1 ML+0.86%) due 06/25/2034	47,743	47,675
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	319,428
GPMT, Inc. FRS Series 2018-FL1, Class A 1.03% (1 ML+0.90%) due 11/21/2035*(5)	47,257	47,109
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	173,975
GS Mtg. Securities Trust Series 2020-GSA2, Class C 2.99% due 12/12/2053(5)	44,884	45,162
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	80,000	86,177
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.45% (1 ML+0.16%) due 04/25/2036	184,931	146,898
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(3)(4)	45,643	46,247
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(3)(4)	53,420	54,038

208

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(4)	$35,475	$35,774
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	133,698
JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 3.87% due 03/15/2050(4)(5)	70,000	76,300
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.18% due 10/15/2050(4)(5)	260,000	284,744
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.42% due 12/15/2049(4)(5)	60,000	60,299
KREF, Ltd. FRS Series 2018-FL1, Class A 1.23% (1 ML+1.10%) due 06/15/2036*	100,000	99,938
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	194,492	112,300
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	10,091	10,247
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	172,247
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(4)(5)	137,000	143,648
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	192,637	200,607
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	57,184
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	202,668
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2016-C31, Class B 3.88% due 11/15/2049(4)(5)	250,000	257,521
Morgan Stanley Capital I VRS Series 2017-HR2, Class C 4.22% due 12/15/2050(4)(5)	70,000	77,118
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	128,439
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(5)	135,000	153,039
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.28% due 07/11/2040*(4)(5)	230,000	252,483
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	151,077

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	$150,000	$153,734
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(3)(4)	70,102	70,596
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.08% (1 ML+0.95%) due 01/25/2059*(3)	300,000	302,769
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	342,177
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	134,662
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.99% (1 ML+0.86%) due 11/25/2034	19,766	19,485
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.50% (1 ML+0.37%) due 08/25/2035	144,501	138,794
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	411,827
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	329,864
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	117,641	119,943
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(3)(4)	38,708	38,953
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	48,402	41,875
Wells Fargo Commercial Mtg. Trust Series 2020-C57, Class A4 2.12% due 08/15/2053(5)	220,000	226,338
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	65,223
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	145,399
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	65,000	75,325
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	18,424	18,592
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	490,000	502,038
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	135,436

Total Asset Backed Securities (cost $19,155,371)		19,276,729

209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 13.5%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	$115,000	$121,900

Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 2.75% due 02/01/2026	180,000	188,430
Boeing Co. Senior Notes 3.25% due 02/01/2028	90,000	95,524
Boeing Co. Senior Notes 4.88% due 05/01/2025	165,000	186,165
Boeing Co. Senior Notes 5.04% due 05/01/2027	159,000	185,088
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	127,560
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	28,448
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	349,180
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	446,632

		1,607,027

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	94,679
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	109,816

		204,495

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	90,824	93,472

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	130,000	155,322

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC FRS Company Guar. Notes 0.66% (3 ML+0.45%) due 02/22/2021*	150,000	150,040
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	200,000	223,940
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	55,000	66,890
General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	15,669

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	$90,000	$89,682
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	63,745
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	32,656
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	249,000	250,599
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	70,000	69,784
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	108,238
Toyota Motor Credit Corp. FRS Senior Notes 0.40% (SOFR+0.33%) due 01/11/2024	158,000	158,274
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	219,499

		1,449,016

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,906

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	72,100

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	50,000	54,413
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	22,375

		76,788

Banks-Commercial — 0.1%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	85,000	105,612
Compass Bank Senior Notes 3.50% due 06/11/2021	250,000	252,238
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	62,069

		419,919

Banks-Super Regional — 0.7%
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	91,000	91,090
KeyCorp. Senior Notes 5.10% due 03/24/2021	200,000	201,407

210

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	$285,000	$297,437
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	314,040
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	248,203
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	245,000	255,011
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	209,000	215,877
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	261,843
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	152,254

		2,037,162

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	80,000	83,400

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	155,000	186,625

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	308,276
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	63,677
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	149,461
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	45,000	54,514
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	65,907

		641,835

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	105,000	107,231
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	80,000	83,500

		190,731

Building & Construction Products-Misc. — 0.1%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	51,125

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	$105,000	$110,675

		161,800

Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	50,000	52,665

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	157,473
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	210,000	204,106
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	144,189
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	121,003
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	48,497
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	215,000	216,794
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	455,000	486,969
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	70,000	64,596
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	30,000	29,691
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	90,000	98,395
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	222,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	125,000	129,534
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	80,000	83,080
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	50,000	54,516
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	73,761

211

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	$80,000	$99,932

		2,235,036

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	15,638
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	42,700
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	30,975

		89,313

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	59,750
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	86,275
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	65,000	66,578
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	250,000	280,952
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	200,000	226,272
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	48,065

		767,892

Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	36,181

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,116

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	53,521

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	85,539
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	76,453

		161,992

Security Description	Principal Amount	Value (Note 2)
Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	$40,000	$40,186

Computers — 0.1%
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	100,821
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	54,262

		155,083

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	120,000	129,300

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	45,000	47,462

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	79,125
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	50,000	52,915
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	45,000	46,386

		178,426

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	32,000	34,040
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	55,553
LABL Escrow Issuer LLC Senior Sec. Notes 6.75% due 07/15/2026*	20,000	21,504
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	120,000	120,714

		231,811

Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	105,000	110,533

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	140,000	138,862

Distribution/Wholesale — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	36,959

212

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	$110,000	$116,496
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	167,512
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	45,000	44,848
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	366,644
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	74,000	82,883
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	596,757
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,318
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	159,469
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	281,021
Citigroup, Inc. Senior Notes 0.78% due 10/30/2024	370,000	371,124
Citigroup, Inc. Senior Notes 1.12% due 01/28/2027	195,000	194,878
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	111,524
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	512,490
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	829,938
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	143,668
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	49,593
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	108,329
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023	112,000	112,125
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	115,000	115,124
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	341,670
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	347,314

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	$270,000	$305,214
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	130,097
Morgan Stanley Senior Notes 0.56% due 11/10/2023	44,000	44,029
Morgan Stanley Senior Notes 1.93% due 04/28/2032	75,000	74,710
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	90,236
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	608,081
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	180,846
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,350
Morgan Stanley Senior Notes 3.75% due 02/25/2023	80,000	85,407
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	107,340

		6,690,035

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	200,000	221,838
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	11,271

		233,109

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	103,550

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	52,028
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	48,416
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	36,555
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	13,010

		150,009

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	77,873

213

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	$85,000	$104,944
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	121,461
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	45,000	47,648

		351,926

Electric-Integrated — 1.0%
AES Corp. Senior Notes 1.38% due 01/15/2026*	150,000	150,430
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	86,179
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	44,504
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,591
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	62,696
Duke Energy Corp. FRS Senior Notes 0.72% (3 ML+0.50%) due 05/14/2021*	250,000	250,311
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	83,473
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	250,206
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,773
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	39,100
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	56,591
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	190,000	195,930
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	188,172
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	64,672
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	60,000	59,971
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	110,000	118,563

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	$105,000	$129,029
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	97,339
PPL Electric Utilities Corp. FRS 1st Mtg. Notes 0.50% (3 ML+0.23%) due 09/28/2023	132,000	132,129
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	38,006
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	79,725
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	67,586
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	135,981
Union Electric Co 1st Mtg. Bonds 2.95% due 03/15/2030	186,000	205,392
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	52,000	52,972
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	200,000	226,336
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	250,208

		3,124,865

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	60,000	65,133

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	30,000	30,108
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	258,000	256,667
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	32,000	36,202
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	220,000	220,100
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	108,806

		651,883

214

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	$24,000	$25,028

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	135,508
Oracle Corp. Senior Notes 3.60% due 04/01/2050	180,000	199,517

		335,025

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,800
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,515

		62,315

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	230,000	265,761

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	52,538

Finance-Credit Card — 0.1%
Capital One Financial Corp. FRS Senior Notes 1.18% (3 ML+0.95%) due 03/09/2022	150,000	151,061

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	242,866
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	26,240

		269,106

Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	135,061

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	70,000	72,975

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 0.63% due 07/01/2022	55,000	55,240

Food-Misc./Diversified — 0.2%
General Mills, Inc. FRS Senior Notes 0.76% (3 ML+0.54%) due 04/16/2021	250,000	250,260

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	$40,000	$41,500
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	55,360
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	37,928
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	79,594
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	45,000	47,194

		511,836

Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	122,000	127,851
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	164,871

		292,722

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.30% due 02/15/2050	85,000	85,660

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	79,978
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	97,568

		177,546

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	55,000	60,912
Newell Rubbermaid, Inc. Senior Notes 6.00% due 04/01/2046	50,000	65,250

		126,162

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	75,000	77,719

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	30,000	31,101
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	100,000	104,572

		135,673

215

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	$47,000	$48,528
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	67,681
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	38,053

		154,262

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	131,000	131,171
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	50,000	53,813

		184,984

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	106,000	106,135
Jackson National Life Global Funding FRS Senior Sec. Notes 0.68% (SOFR+0.60%) due 01/06/2023*	242,000	243,547
Protective Life Global Funding Sec. Notes 0.63% due 10/13/2023*	150,000	150,916
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	34,797
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,421

		549,816

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I FRS Sec. Notes 0.40% (SOFR+0.30%) due 01/07/2024*	150,000	150,149
Metropolitan Life Global Funding I Sec. Notes 2.40% due 06/17/2022*	239,000	245,798

		395,947

Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022	100,000	103,775
New York Life Global Funding FRS Sec. Notes 0.29% (SOFR+0.22%) due 02/02/2023*	200,000	200,114

		303,889

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	70,000	71,703

Security Description	Principal Amount	Value (Note 2)
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	$185,000	$217,441

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 0.61% (3 ML+0.39%) due 05/17/2021	250,000	250,265

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 0.55% due 07/05/2022	52,000	52,239

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	70,000	75,115
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	50,000	51,362
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	100,000	105,213
Gilead Sciences, Inc. FRS Senior Notes 0.38% (3 ML+0.15%) due 09/17/2021	46,000	46,028
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	120,000	118,614
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	200,000	192,720

		589,052

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021	100,000	101,431
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	605,000	669,062
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	75,000	77,175
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	254,924
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	604,000	653,970
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	74,427
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	34,702
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	120,000	122,912
Pfizer, Inc. Senior Notes 2.80% due 03/11/2022	238,000	244,704

216

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	$70,000	$70,910
Zoetis, Inc. Senior Notes 3.00% due 05/15/2050	15,000	15,727

		2,319,944

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	137,230
Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	243,915
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	45,506
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	56,755

		483,406

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,367
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	123,501
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	109,926
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	105,405
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	67,242
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	76,274
Spectrum Health System Obligated Group Senior Notes 3.49% due 07/15/2049	100,000	111,475
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	166,901
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	49,714
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	27,268

		848,073

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	67,333

Security Description	Principal Amount	Value (Note 2)
Metal-Aluminum — 0.1%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	$90,000	$96,787
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	50,000	53,621
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	128,940

		279,348

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	130,000	161,850

Multimedia — 0.0%
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	50,000	49,107

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	50,000	48,438

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	66,374

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	45,000	46,913
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	44,000

		90,913

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	70,000	71,925

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	72,625
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	150,000	145,500
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	75,000	78,713

		296,838

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022	114,000	118,136
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	192,418
Chevron Corp. Senior Notes 2.24% due 05/11/2030	80,000	83,717

217

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	$160,000	$159,120
Chevron USA, Inc. Company Guar. Notes 3.85% due 01/15/2028	155,000	179,504
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	215,000	230,484
Exxon Mobil Corp. Senior Bonds 3.45% due 04/15/2051	70,000	75,896

		1,039,275

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	25,268
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,686

		28,954

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	78,412

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	80,000	78,741
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	32,852
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	245,000	287,559
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	136,974
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	54,304	69,468

		605,594

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	90,000	93,712
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	36,094

		129,806

Pipelines — 0.3%
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	32,161
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	50,000	51,312

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	$29,000	$33,245
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	65,257
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	89,519
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	56,377
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	149,721
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	74,105
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	55,891
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	23,730
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	74,561
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	36,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	110,000	113,575

		856,374

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	95,000	104,006

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	35,187
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	39,457
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	130,966
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	106,543
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	137,088
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	81,182
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	40,000	40,611

218

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	$35,000	$38,342
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	17,363
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	165,000	189,148
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	35,000	35,787
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	52,850
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	120,373
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	141,235
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	44,978
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	35,000	35,700
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	110,000	110,069
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	30,000	31,875
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	97,161

		1,485,915

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	60,000	59,850
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,540
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	65,000	69,306

		160,696

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	50,000	53,875

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	150,000	154,918

Security Description	Principal Amount	Value (Note 2)
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	$50,000	$51,188

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	40,000	45,141
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	39,652
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	45,312

		130,105

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	20,000	20,025
7-Eleven, Inc. FRS Senior Notes 0.66% (3 ML+0.45%) due 08/10/2022*	34,000	34,021

		54,046

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	35,703

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	50,000	51,500

Retail-Restaurants — 0.0%
Starbucks Corp. Senior Notes 2.55% due 11/15/2030	65,000	68,850

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 5.25% due 08/01/2026	95,000	105,336

Schools — 0.1%
Claremont Mckenna College Bonds 3.38% due 01/01/2050	55,000	59,712
Oberlin College Notes 3.69% due 08/01/2049	110,000	125,107
Pepperdine University Notes 3.30% due 12/01/2059	50,000	51,997
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	131,797
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	49,644

		418,257

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	39,780

219

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment (continued)
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	$40,000	$42,350

		82,130

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	90,000	88,766
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	88,000	87,746
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	305,000	318,325
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	113,159
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	70,000	66,602
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	75,000	84,457
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	129,253
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	26,585
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,560
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	114,562
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	125,000	146,410
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	189,718

		1,417,143

Television — 0.0%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	75,000	74,719
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	40,503

		115,222

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	20,000	20,050

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	40,000	43,870

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	$40,000	$41,585
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	65,424
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	47,479
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	109,014
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	88,180
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	195,018
Philip Morris International, Inc. Senior Notes 1.13% due 05/01/2023	90,000	91,514
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,629
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	30,632
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	113,872

		847,217

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	38,596
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	35,000	36,760

		75,356

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	84,909
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	123,140
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	73,289
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	60,027

		341,365

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	92,000	94,242

Total U.S. Corporate Bonds & Notes (cost $40,633,893)		42,352,456

220

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.5%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	$45,000	$50,141

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	50,000	51,875

Banks-Commercial — 1.4%
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	199,650
Bank of Montreal FRS Senior Notes 0.63% (3 ML+0.40%) due 09/10/2021	150,000	150,345
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	143,000
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	251,890
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	250,000	254,161
BPCE SA FRS Senior Notes 1.46% (3 ML+1.24%) due 09/12/2023*	250,000	255,378
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	254,564
BPCE SA Senior Notes 2.75% due 01/11/2023*	250,000	261,014
Canadian Imperial Bank of Commerce FRS Senior Notes 0.47% (SOFR+0.40%) due 12/14/2023	66,000	66,168
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	209,000	216,555
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	234,000	242,628
Credit Suisse AG FRS Senior Notes 0.46% (SOFR+0.39%) due 02/02/2024	250,000	250,075
Macquarie Bank, Ltd. Senior Notes 0.44% due 12/16/2022*	98,000	97,979
Royal Bank of Canada FRS Senior Notes 0.50% (SOFR+0.45%) due 10/26/2023	84,000	84,394
Skandinaviska Enskilda Banken AB Senior Notes 2.20% due 12/12/2022*	250,000	258,639
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	250,113

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Standard Chartered PLC FRS Senior Notes 1.37% (3 ML+1.15%) due 01/20/2023*	$200,000	$201,645
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	200,000	199,873
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	222,519
Toronto-Dominion Bank FRS Senior Notes 0.50% (3 ML+0.27%) due 03/17/2021	150,000	150,066
Toronto-Dominion Bank FRS Senior Notes 0.55% (SOFR+0.48%) due 01/27/2023	85,000	85,477
Westpac Banking Corp. Senior Notes 3.65% due 05/15/2023	100,000	107,636
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	52,406

		4,256,175

Building Societies — 0.1%
Nationwide Building Society Senior Notes 0.55% due 01/22/2024*	210,000	209,883
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	212,558

		422,441

Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	100,519

Cellular Telecom — 0.1%
Rogers Communications, Inc. FRS Company Guar. Notes 0.84% (3 ML+0.60%) due 03/22/2022	81,000	81,501
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	193,817
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	118,347

		393,665

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	88,612
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	25,000	25,625

		114,237

221

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	$200,000	$206,250

Diversified Banking Institutions — 1.8%
Bank of Nova Scotia Senior Notes 2.00% due 11/15/2022	227,000	234,160
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	200,419
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	318,698
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	211,000	218,220
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	249,928
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	257,828
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	319,350
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	433,213
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	203,826
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	203,799
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	272,121
Lloyds Banking Group PLC FRS Senior Notes 1.04% (3 ML+0.80%) due 06/21/2021	200,000	200,538
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	344,876
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.87% (3 ML+0.65%) due 07/26/2021	34,000	34,099
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	280,923
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	200,449
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	216,176
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	224,224

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	$450,000	$475,583
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	140,000	144,901
UBS AG Senior Notes 1.75% due 04/21/2022*	200,000	203,367
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	295,361

		5,532,059

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	221,089

Diversified Operations — 0.2%
CK Hutchison International 16, Ltd. Company Guar. Notes 1.88% due 10/03/2021*	250,000	251,930
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	281,208

		533,138

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	247,418

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	230,631
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	164,307

		394,938

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	60,913

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	202,441

Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	75,000	78,656

Investment Companies — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	211,493

222

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	$250,000	$273,047
CPPIB Capital, Inc. Company Guar. Notes 2.25% due 01/25/2022*	250,000	255,091

		528,138

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	149,435
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	60,000	53,012
Bausch Health Co., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	19,000	19,564
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	120,000	129,864
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	110,997
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	327,235
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	332,695
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.00% due 11/26/2021	200,000	205,325

		1,328,127

Metal-Aluminum — 0.2%
Alcoa Nederland Holding BV Company Guar. Notes 5.50% due 12/15/2027*	200,000	215,276
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	221,200

		436,476

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	260,247

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	105,000	107,100

Oil Companies-Exploration & Production — 0.1%
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030*	200,000	207,850

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	$85,000	$95,071
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,157
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	132,902
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	151,277
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	126,367
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	72,109
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	124,885

		710,768

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	54,002

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 04/28/2021*	33,000	33,083

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	55,000	61,492

Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	47,800

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	213,372

Total Foreign Corporate Bonds & Notes (cost $16,612,626)		17,065,903

U.S. GOVERNMENT AGENCIES — 8.7%
Federal Home Loan Mtg. Corp. — 0.7%
3.00% due 09/01/2030	77,871	84,156
3.00% due 01/01/2050	357,642	383,142
3.50% due 11/01/2047	336,989	361,145
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	115,000	124,928
Series 2012-K18, Class B 4.22% due 01/25/2045*(4)(5)	220,000	226,784
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	19,025	1,103

223

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	$120,910	$7,069
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	163,652	11,319
Series 4661, Class HA 3.00% due 05/15/2043(3)	122,034	125,403
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	52,643	2,461
Series 4632, Class MA 4.00% due 08/15/2054(3)	688,394	744,925
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.92% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	507,258	98,047
Series 4954, Class SY 5.92% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	257,878	47,294

		2,217,776

Federal National Mtg. Assoc. — 3.9%
2.00% due 11/01/2035	1,561,133	1,631,428
2.00% due 02/01/2051	3,510,000	3,621,417
2.50% due 06/01/2050	8,508	8,962
3.00% due 01/01/2050	400,461	429,284
3.50% due 01/01/2030	210,147	226,331
3.50% due 08/01/2032	245,121	263,686
3.50% due 05/01/2046	189,435	202,435
3.50% due 04/01/2049	199,512	220,796
3.50% due 10/01/2056	914,178	1,020,876
3.50% due 09/01/2057	368,613	409,500
3.50% due 05/01/2058	384,129	432,284
4.00% due 03/01/2042	100,753	111,442
4.00% due 12/01/2042	69,314	76,566
4.00% due 02/01/2043	24,275	26,766
4.00% due 03/01/2044	36,306	39,796
4.00% due 07/01/2056	1,040,825	1,164,593
4.00% due 04/01/2059	326,008	364,825
4.08% due 01/01/2034	140,000	174,558
4.50% due 04/01/2041	430,148	482,762
4.50% due 09/01/2041	79,677	88,562
4.50% due 10/01/2042	79,017	89,554
4.50% due 06/01/2044	271,602	303,973
5.00% due 08/01/2035	37,667	43,733
5.00% due 09/01/2041	60,557	69,540
5.00% due 07/01/2047	103,458	120,048
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	52,911	3,446
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	47,166	2,826
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	101,823	7,704
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	223,389	232,118
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	197,506	206,781
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 5.87% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	221,400	49,823

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., STRIP Series 421, Class C3 4.00% due 07/25/2030(3)(6)	$103,110	$9,341

		12,135,756

Government National Mtg. Assoc. — 2.9%
2.00% due March 30 TBA	3,650,000	3,780,602
2.50% due 11/20/2050	835,090	878,956
2.50% due 12/20/2050	488,582	514,258
2.50% due 01/20/2051	2,520,000	2,650,105
2.50% due February 30 TBA	810,000	851,829
4.50% due 05/15/2039	15,631	17,735
4.50% due 07/20/2040	8,705	9,752
4.50% due 10/20/2040	55,101	61,726
5.50% due 01/15/2034	48,472	53,734
7.50% due 01/15/2032	17,489	21,437
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.97% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	179,264	30,537
Series 2019-115, Class SW 5.97% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	353,359	50,632
Series 2015-144, Class SA 6.07% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	207,500	43,742
Series 2017-176, Class SC 6.07% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	177,403	38,625

		9,003,670

Uniform Mtg. Backed Securities — 1.2%
1.50% due February 15 TBA	2,760,000	2,828,461
2.00% due February 15 TBA	650,000	678,818
2.00% due February 30 TBA	440,000	453,922

		3,961,201

Total U.S. Government Agencies (cost $27,012,292)		27,318,403

U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 1.3%
1.38% due 08/15/2050	250,000	222,539
1.63% due 11/15/2050	175,000	165,676
2.00% due 02/15/2050	490,000	507,667
2.25% due 08/15/2046	933,000	1,019,047
4.50% due 02/15/2036	1,585,000	2,265,559

		4,180,488

United States Treasury Notes — 2.9%
0.25% due 10/31/2025	95,000	94,280
0.38% due 12/31/2025	1,155,000	1,151,751
0.63% due 12/31/2027	1,165,000	1,153,896
0.88% due 11/15/2030	1,340,000	1,312,991
1.25% due 08/31/2024	215,000	222,567
1.38% due 01/31/2022(8)	3,017,000	3,055,302
2.38% due 05/15/2029(8)	1,128,000	1,258,161
2.88% due 05/15/2028	320,000	366,912
2.88% due 08/15/2028	361,000	414,812

		9,030,672

Total U.S. Government Treasuries (cost $12,762,298)		13,211,160

224

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	$90,000	$96,618
Michigan Finance Authority Revenue Bonds Series G 3.08% due 12/01/2034	70,000	78,117
Michigan Finance Authority Revenue Bonds Series G 3.38% due 12/01/2040	40,000	45,169
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	338,571
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	93,973
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	159,892
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	101,720
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	104,876
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	110,000	128,415
State of Hawaii Airports System Revenue Revenue Bonds Series A 3.14% due 07/01/2047	85,000	82,782
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	51,467

Total Municipal Bonds & Notes (cost $1,109,576)		1,281,600

FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	234,630
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	157,050
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	154,875
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	269,100

Security Description	Shares/ Principal Amount	Value (Note 2)
Sovereign (continued)
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	$200,000	$240,900
Kingdom of Bahrain Senior Notes 5.45% due 09/16/2032*	344,000	349,071
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	201,452
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	200,000	197,588
Kingdom of Saudi Arabia Senior Notes 3.45% due 02/02/2061*	200,000	198,306
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	240,077
Republic of Chile Senior Notes 2.55% due 01/27/2032	200,000	211,206
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	248,500
Republic of Peru Senior Notes 2.39% due 01/23/2026	130,000	137,475
Republic of Peru Senior Notes 2.78% due 12/01/2060	185,000	178,895
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	206,191

Total Foreign Government Obligations (cost $3,127,818)		3,225,316

RIGHTS — 0.0%
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/10/2021† (cost $190)	345	170

Total Long-Term Investment Securities (cost $268,271,896)		298,220,267

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Certificates of Deposit — 0.3%
Kookmin Bank FRS 0.42% (1 ML+0.29%) due 12/20/2021	$91,000	91,024
Norinchukin Bank 0.37% due 12/01/2021	146,000	146,100
Shinhan Bank Co., Ltd. 0.58% due 08/23/2021	48,000	48,075
Societe Generale NY 0.32% due 09/17/2021	250,000	250,139
UBS AG 0.45% due 12/02/2022	237,000	238,539
Woori Bank FRS 0.47% (3 ML+0.25%) due 01/31/2022	135,000	135,000

		908,877

225

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper — 1.0%
AT&T, Inc. 0.40% due 12/14/2021	$250,000	$249,178
Banco Del Estado De Chile 0.41% due 12/02/2021	157,000	156,598
Banco Santander SA 0.49% due 08/31/2021	141,000	140,838
BAT International Finance PLC 0.35% due 04/27/2021	250,000	249,831
Bell Canada 0.21% due 03/23/2021	250,000	249,936
Electricite De France SA 0.24% due 06/28/2021	250,000	249,719
Enel Finance America 0.40% due 10/14/2021	250,000	249,341
Eni Finance USA, Inc. 0.58% due 10/18/2021	250,000	249,329
First Abu Dhabi Bank PJSC 0.40% due 08/27/2021	231,000	230,744
Glencore Funding LLC 0.59% due 03/19/2021	250,000	249,844
Hitachi Capital America Corp. 0.25% due 02/22/2021	250,000	249,968
NatWest Markets PLC 0.32% due 05/24/2021	250,000	249,804
Shizuoka Bank, Ltd. 0.39% due 02/05/2021	250,000	250,009
Suncor Energy, Inc. 0.31% due 02/22/2021	250,000	249,968

		3,275,107

Registered Investment Companies — 2.2%
JPMorgan Prime Money Market Fund, Class IM 0.12%(9)	6,909,191	6,913,336

U.S. Government Treasuries — 2.4%
United States Treasury Bills Disc. Notes
0.08% due 02/02/2021	$1,500,000	1,499,999
0.08% due 02/09/2021	6,000,000	5,999,934

		7,499,933

Total Short-Term Investment Securities (cost $18,594,077)		18,462,253

TOTAL INVESTMENTS (cost $286,865,973)(10)	101.2%	316,817,520
Liabilities in excess of other assets	(1.2)	(3,824,754)

NET ASSETS	100.0%	$312,992,766

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $35,644,438 representing 11.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2021.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2021.
(10)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at

January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

226

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

159	Long	E-Mini Russell 2000 Index	March 2021	$15,263,683	$16,442,190	$1,178,507

74	Long	MSCI EAFE Index	March 2021	7,727,787	7,827,350	99,563

128	Long	MSCI Emerging Markets Index	March 2021	8,015,260	8,487,040	471,780

39	Long	S&P 500 E-Mini Index	March 2021	7,138,852	7,225,140	86,288

29	Long	U.S. Treasury 2 Year Notes	March 2021	6,407,004	6,408,320	1,316

6	Long	U.S. Treasury 5 Year Notes	March 2021	754,370	755,250	880

14	Short	U.S. Treasury 10 Year Notes	March 2021	1,926,918	1,918,438	8,480

81	Short	U.S. Treasury Ultra 10 Year Futures	March 2021	12,643,295	12,460,078	183,217

						$2,030,031

						Unrealized (Depreciation)

3	Long	U.S. Treasury 10 Year Notes	March 2021	$413,811	$411,094	(2,717)

38	Long	U.S. Treasury Long Bonds	March 2021	6,606,143	6,411,313	(194,830)

4	Long	U.S. Ultra Bonds	March 2021	830,915	818,875	(12,040)

						$(209,587)

		Net Unrealized Appreciation (Depreciation)				$1,820,444

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	53,053	USD	64,432	04/29/2021	$—	$(73)

Merrill Lynch International	DKK	2,445,793	USD	399,425	04/29/2021	—	(299)
	EUR	2,291,707	USD	2,785,789	04/29/2021	—	(619)
	USD	1,032,396	CAD	1,312,918	04/29/2021	—	(5,503)
	USD	267,354	GBP	195,804	04/29/2021	1,051	—

						1,051	(6,421)

State Street Bank & Trust Co., London	EUR	12,507	USD	15,206	04/29/2021	—	—
	SEK	2,405,743	USD	289,441	04/29/2021	1,277	—
	USD	550,561	AUD	714,787	04/29/2021	—	(4,024)
	USD	546,999	CHF	485,080	04/29/2021	—	(1,062)
	USD	94,138	GBP	68,772	04/29/2021	134	—
	USD	42,731	NOK	366,065	04/29/2021	—	(5)
	USD	1,908,958	JPY	197,916,136	04/30/2021	—	(17,721)

						1,411	(22,812)

Toronto Dominion Bank	USD	116,801	HKD	905,283	04/29/2021	—	(21)

Unrealized Appreciation (Depreciation)						$2,462	$(29,327)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	NOK	— Norwegian Krone
DKK	— Danish Krone	SEK	— Swedish Krona
EUR	— Euro Currency	USD	— United States Dollar
GBP	— Pound Sterling

227

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	$116,660	$13,164	**	$0	$129,824
Other Industries	97,180,786	46,305,138	**	—	143,485,924
Registered Investment Companies	30,322,280	—		—	30,322,280
Preferred Securities/Capital Securities	—	550,502		—	550,502
Asset Backed Securities	—	19,276,729		—	19,276,729
U.S. Corporate Bonds & Notes	—	42,352,456		—	42,352,456
Foreign Corporate Bonds & Notes	—	17,065,903		—	17,065,903
U.S. Government Agencies	—	27,318,403		—	27,318,403
U.S. Government Treasuries	—	13,211,160		—	13,211,160
Municipal Bonds & Notes	—	1,281,600		—	1,281,600
Foreign Government Obligations	—	3,225,316		—	3,225,316
Rights	170	—		—	170
Short-Term Investment Securities:
Certificates of Deposit	—	908,877		—	908,877
Commercial Paper	—	3,275,107		—	3,275,107
Registered Investment Companies	6,913,336	—		—	6,913,336
U.S. Government Treasuries	—	7,499,933		—	7,499,933

Total Investments at Value	$134,533,232	$182,284,288		$0	$316,817,520

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,462		$—	$2,462
Futures Contracts	2,030,031	—		—	2,030,031

Total Other Financial Instruments	$2,030,031	$2,462		$—	$2,032,493

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$29,327		$—	$29,327
Futures Contracts	209,587	—		—	209,587

Total Other Financial Instruments	$209,587	$29,327		$—	$238,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

228

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.8%
Banks-Commercial	9.5
Semiconductor Components-Integrated Circuits	9.0
Electronic Components-Semiconductors	8.4
Internet Content-Information/News	7.6
Auto-Cars/Light Trucks	3.4
Real Estate Operations & Development	3.1
Diversified Financial Services	3.0
Computer Services	2.5
Metal-Diversified	2.4
Appliances	2.4
Oil Companies-Integrated	2.0
Auto/Truck Parts & Equipment-Original	2.0
Steel-Producers	1.9
Metal-Iron	1.7
Electronic Components-Misc.	1.7
Food-Retail	1.4
Investment Management/Advisor Services	1.3
Machinery-Construction & Mining	1.3
Building Products-Cement	1.2
Platinum	1.1
E-Commerce/Services	0.9
Building Products-Doors & Windows	0.9
Home Furnishings	0.8
Internet Content-Entertainment	0.8
Computers-Periphery Equipment	0.8
Computers	0.7
Energy-Alternate Sources	0.7
Non-Ferrous Metals	0.7
Diamonds/Precious Stones	0.7
Apparel Manufacturers	0.7
Semiconductor Equipment	0.7
Auto/Truck Parts & Equipment-Replacement	0.7
Entertainment Software	0.7
Banks-Money Center	0.6
Retail-Discount	0.6
Power Converter/Supply Equipment	0.6
Finance-Leasing Companies	0.6
Retail-Misc./Diversified	0.6
Circuit Boards	0.5
Tools-Hand Held	0.5
Paper & Related Products	0.5
Food-Misc./Diversified	0.5
Gold Mining	0.5
Finance-Investment Banker/Broker	0.4
Retail-Automobile	0.4
Real Estate Management/Services	0.4
Wire & Cable Products	0.4
Medical-Drugs	0.4
Medical Instruments	0.4
Retail-Apparel/Shoe	0.3
Disposable Medical Products	0.3
Electronic Connectors	0.3
Rubber-Tires	0.3
Consulting Services	0.3
Diversified Minerals	0.3
Cellular Telecom	0.3
Building & Construction Products-Misc.	0.3
Building & Construction-Misc.	0.3
Home Decoration Products	0.3
Bicycle Manufacturing	0.3

Retail-Hypermarkets	0.3%
Coal	0.3
Audio/Video Products	0.2
Insurance-Property/Casualty	0.2
Electric-Generation	0.2
Transport-Services	0.2
Metal Processors & Fabrication	0.2
Building-Heavy Construction	0.1

99.4%

Country Allocation*

Cayman Islands	21.9%
China	17.6
South Korea	17.5
Taiwan	16.0
Russia	7.7
India	6.9
South Africa	3.2
Brazil	3.2
United Kingdom	1.1
United States	0.9
Bermuda	0.9
Turkey	0.8
Hong Kong	0.7
Mexico	0.7
Thailand	0.3

99.4%

*	Calculated as a percentage of net assets

229

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Bermuda — 0.9%
Brilliance China Automotive Holdings, Ltd.	1,202,000	$945,952
Nine Dragons Paper Holdings, Ltd.	867,000	1,336,556

		2,282,508

Brazil — 3.2%
Atacadao SA	198,281	690,001
Banco do Brasil SA	378,734	2,343,812
Qualicorp Consultoria e Corretora de Seguros SA	142,045	807,658
Vale SA ADR	271,588	4,386,146

		8,227,617

Cayman Islands — 21.9%
Alibaba Group Holding, Ltd.†	521,008	16,629,192
Alibaba Group Holding, Ltd. ADR†	4,389	1,114,060
Chailease Holding Co., Ltd.	287,000	1,590,356
China Lesso Group Holdings, Ltd.	439,000	727,814
China Resources Cement Holdings, Ltd.	908,000	1,004,354
Country Garden Holdings Co., Ltd.	1,613,000	1,952,199
Country Garden Services Holdings Co., Ltd.	120,000	977,498
IGG, Inc.	585,000	758,307
JD.com, Inc., Class A†	100,966	4,496,471
Kingsoft Corp., Ltd.	123,000	948,331
Longfor Group Holdings, Ltd.*	314,500	1,771,136
Meituan, Class B†	68,000	3,101,614
Tencent Holdings, Ltd.	223,200	19,539,614
Tianneng Power International, Ltd.	268,000	526,890
Zhongsheng Group Holdings, Ltd.	171,000	1,000,470

		56,138,306

China — 17.6%
Anhui Conch Cement Co., Ltd.	328,000	1,945,445
BOE Technology Group Co., Ltd., Class A	1,373,700	1,307,902
China Construction Bank Corp.	5,652,000	4,293,845
China National Accord Medicines Corp., Ltd., Class A	155,400	928,335
China Vanke Co., Ltd.	609,300	2,190,441
GF Securities Co., Ltd.	1,663,800	2,436,281
Haier Smart Home Co., Ltd.†	537,000	2,223,287
Hang Zhou Great Star Industrial Co., Ltd., Class A†	263,700	1,380,958
Hangzhou Robam Appliances Co., Ltd.	225,900	1,344,434
Huatai Securities Co., Ltd.*	732,000	1,168,871
Industrial & Commercial Bank of China, Ltd.	5,098,000	3,265,638
LONGi Green Energy Technology Co., Ltd., Class A	112,900	1,861,744
Midea Group Co., Ltd.	168,500	2,507,520
PICC Property & Casualty Co., Ltd.	862,000	630,005
Poly Developments and Holdings Group Co., Ltd., Class A	925,000	1,977,693
Postal Savings Bank of China Co., Ltd.*	2,361,000	1,682,311
SAIC Motor Corp., Ltd., Class A	196,000	665,287
Sany Heavy Industry Co., Ltd., Class A	315,600	1,981,600
Shandong Weigao Group Medical Polymer Co., Ltd.	464,000	864,411
Suofeiya Home Collection Co., Ltd., Class A	444,092	2,173,416
TBEA Co., Ltd., Class A	495,700	973,274
Weichai Power Co., Ltd.	579,158	1,721,299

Security Description	Shares	Value (Note 2)
China (continued)
Weifu High-Technology Group Co., Ltd., Class A	481,100	$1,700,230
Xiamen C & D, Inc., Class A	460,484	549,501
Zhuzhou Kibing Group Co., Ltd., Class A	1,231,500	2,333,065
Zoomlion Heavy Industry Science and Technology Co., Ltd.	855,400	1,173,334

		45,280,127

Hong Kong — 0.7%
Lenovo Group, Ltd.	1,608,000	1,889,644

India — 6.9%
HDFC Bank, Ltd. ADR†	120,290	8,672,909
Infosys, Ltd. ADR	385,218	6,502,480
Tata Motors, Ltd. ADR†	135,832	2,419,168

		17,594,557

Mexico — 0.7%
Grupo Mexico SAB de CV, Class B	428,258	1,848,285

Russia — 7.7%
Alrosa PJSC	1,399,190	1,841,983
Inter RAO UES PJSC†	8,527,439	592,913
Lukoil PJSC ADR	47,754	3,411,068
Magnit PJSC GDR†	94,568	1,410,955
Magnitogorsk Iron & Steel Works PJSC†	1,439,437	978,201
MMC Norilsk Nickel PJSC ADR	105,312	3,402,631
Polyus PJSC GDR	12,123	1,141,202
Sberbank of Russia PJSC ADR	265,660	3,642,199
Severstal PAO GDR	82,153	1,376,063
Tatneft PJSC ADR	48,619	1,866,483

		19,663,698

South Africa — 3.2%
African Rainbow Minerals, Ltd.	42,415	775,373
Anglo American Platinum, Ltd.	7,932	786,977
Clicks Group, Ltd.	42,633	699,891
Exxaro Resources, Ltd.	66,715	661,476
Foschini Group, Ltd.†	128,804	872,913
Impala Platinum Holdings, Ltd.	144,529	1,963,214
Mr. Price Group, Ltd.	73,079	833,042
Vodacom Group, Ltd.	94,310	770,810
Woolworths Holdings, Ltd.	306,871	906,790

		8,270,486

South Korea — 17.5%
CJ CheilJedang Corp.†	3,309	1,260,667
DL E&C Co., Ltd.†	5,119	510,302
DL Holdings Co., Ltd.†	4,083	221,560
E-MART Inc.†	11,388	1,662,239
GS Engineering & Construction Corp.†	20,993	716,437
Hana Financial Group, Inc.	80,923	2,373,316
Hankook Tire & Technology Co., Ltd.†	22,628	829,791
Hyundai Mobis Co., Ltd.†	11,705	3,297,138
Kakao Corp.†	5,379	2,109,289
Kia Motors Corp.	48,233	3,533,970
POSCO	10,580	2,329,833
Samsung Electro-Mechanics Co., Ltd.	12,886	2,336,320
Samsung Electronics Co., Ltd.	156,745	11,439,549
Samsung Securities Co. Ltd.	32,098	1,077,230
Shinhan Financial Group Co., Ltd.†	72,371	1,985,346
SK Hynix, Inc.	84,558	9,204,148

		44,887,135

230

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan — 16.0%
ASE Technology Holding Co., Ltd.	275,000	$901,389
Delta Electronics, Inc.	164,000	1,657,837
Fubon Financial Holding Co., Ltd.	1,827,000	2,976,066
Giant Manufacturing Co., Ltd.	72,000	701,185
Gigabyte Technology Co., Ltd.	242,000	682,720
Globalwafers Co., Ltd.	79,000	1,740,778
Lite-On Technology Corp.	328,000	643,914
Lotes Co., Ltd.	46,000	854,858
Makalot Industrial Co., Ltd.	269,000	1,806,346
Micro-Star International Co., Ltd.	129,000	599,481
Nanya Technology Corp.	420,000	1,193,094
Nien Made Enterprise Co., Ltd.	54,000	714,044
Novatek Microelectronics Corp.	103,000	1,452,283
Radiant Opto-Electronics Corp.	181,000	741,352
Simplo Technology Co., Ltd.†	52,000	671,687
TaiDoc Technology Corp.	142,000	909,385
Taiwan Semiconductor Manufacturing Co., Ltd.	550,000	11,613,174
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,397	6,853,363
United Microelectronics Corp.	1,083,000	1,930,942
Yuanta Financial Holding Co., Ltd.	3,379,520	2,404,411

		41,048,309

Thailand — 0.3%
Hana Microelectronics PCL†	462,900	831,302

Security Description	Shares	Value (Note 2)
Turkey — 0.8%
BIM Birlesik Magazalar AS	114,484	$1,122,952
Ford Otomotiv Sanayi AS	42,288	830,295

		1,953,247

United Kingdom — 1.1%
Anglo American PLC	82,533	2,714,027

United States — 0.9%
MercadoLibre, Inc.†	1,343	2,389,882

TOTAL INVESTMENTS (cost $191,354,273)(1)	99.4%	255,019,130
Other assets less liabilities	0.6	1,613,707

NET ASSETS	100.0%	$256,632,837

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $4,622,318 representing 1.8% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$15,109,399	$4,554,299	#	$—	$19,663,698
Other Countries	41,592,655	$193,762,777	**	—	235,355,432

Total Investments at Value	$56,702,054	$198,317,076		$—	$255,019,130

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $1,141,202 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

231

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.3%
Electric-Integrated	5.1
Diversified Banking Institutions	5.0
Diversified Manufacturing Operations	3.9
Aerospace/Defense	3.8
Investment Management/Advisor Services	3.4
Banks-Super Regional	3.0
Cable/Satellite TV	2.8
Oil Companies-Exploration & Production	2.7
Insurance-Multi-line	2.7
Tobacco	2.7
Finance-Credit Card	2.3
Real Estate Investment Trusts	2.3
Electronic Components-Semiconductors	2.2
Semiconductor Components-Integrated Circuits	2.2
Finance-Other Services	2.2
Retail-Restaurants	2.1
Beverages-Non-alcoholic	2.1
Medical Instruments	2.0
Medical-HMO	1.9
Machinery-Pumps	1.9
Retail-Building Products	1.8
Chemicals-Diversified	1.6
Applications Software	1.6
Transport-Rail	1.6
Computer Services	1.5
Food-Confectionery	1.5
Food-Wholesale/Distribution	1.5
Oil Companies-Integrated	1.4
Retail-Discount	1.3
Industrial Gases	1.3
Telephone-Integrated	1.2
Machinery-Farming	1.2
Retail-Major Department Stores	1.2
Data Processing/Management	1.1
Insurance Brokers	1.1
Retail-Consumer Electronics	1.1
Drug Delivery Systems	1.1
Finance-Investment Banker/Broker	1.0
Pharmacy Services	1.0
Banks-Commercial	1.0
Tools-Hand Held	1.0
Cosmetics & Toiletries	0.9
Medical-Wholesale Drug Distribution	0.8
Commercial Services-Finance	0.8
Non-Hazardous Waste Disposal	0.8
Toys	0.8
Computers	0.8
Apparel Manufacturers	0.7
Insurance-Property/Casualty	0.7
Medical-Biomedical/Gene	0.6
Banks-Fiduciary	0.5
Instruments-Controls	0.3
Oil Refining & Marketing	0.3
Machinery-General Industrial	0.3
Medical Products	0.3

99.3%

*	Calculated as a percentage of net assets

232

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Aerospace/Defense — 3.8%
General Dynamics Corp.	94,087	$13,800,681
Northrop Grumman Corp.	36,562	10,479,035
Raytheon Technologies Corp.	267,325	17,838,597

		42,118,313

Apparel Manufacturers — 0.7%
VF Corp.	103,271	7,938,442

Applications Software — 1.6%
Microsoft Corp.	75,907	17,607,388

Banks-Commercial — 1.0%
Truist Financial Corp.	236,064	11,326,351

Banks-Fiduciary — 0.5%
Northern Trust Corp.	56,632	5,051,008

Banks-Super Regional — 3.0%
PNC Financial Services Group, Inc.	157,710	22,634,539
US Bancorp	251,234	10,765,377

		33,399,916

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	206,471	9,941,579
PepsiCo, Inc.	94,992	12,973,057

		22,914,636

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	619,479	30,707,574

Chemicals-Diversified — 1.6%
PPG Industries, Inc.	130,977	17,643,912

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	55,095	9,097,286

Computer Services — 1.5%
Accenture PLC, Class A	28,924	6,997,294
International Business Machines Corp.	76,953	9,165,872

		16,163,166

Computers — 0.8%
Apple, Inc.	65,987	8,707,644

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	80,072	10,266,031

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	98,620	12,175,625

Diversified Banking Institutions — 5.0%
Bank of America Corp.	790,385	23,434,915
Citigroup, Inc.	221,252	12,830,404
Morgan Stanley	281,340	18,863,847

		55,129,166

Diversified Manufacturing Operations — 3.9%
Eaton Corp. PLC	165,746	19,508,304
Parker-Hannifin Corp.	65,625	17,365,031
Trane Technologies PLC	43,780	6,275,863

		43,149,198

Drug Delivery Systems — 1.1%
Becton Dickinson & Co.	45,026	11,787,357

Electric-Integrated — 5.1%
CMS Energy Corp.	157,784	8,974,754
Entergy Corp.	57,527	5,484,049
NextEra Energy, Inc.	282,694	22,861,464

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Public Service Enterprise Group, Inc.	116,769	$6,589,274
Xcel Energy, Inc.	187,916	12,024,745

		55,934,286

Electronic Components-Semiconductors — 2.2%
Intel Corp.	39,621	2,199,361
Texas Instruments, Inc.	133,378	22,099,401

		24,298,762

Finance-Credit Card — 2.3%
American Express Co.	140,835	16,373,477
Capital One Financial Corp.	86,279	8,995,449

		25,368,926

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	222,859	11,486,153

Finance-Other Services — 2.2%
CME Group, Inc.	130,510	23,718,887

Food-Confectionery — 1.5%
Mondelez International, Inc., Class A	290,684	16,115,521

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	224,213	16,033,472

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	53,580	14,293,001

Instruments-Controls — 0.3%
Honeywell International, Inc.	19,279	3,766,538

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	73,427	8,474,210
Marsh & McLennan Cos., Inc.	32,258	3,545,477

		12,019,687

Insurance-Multi-line — 2.7%
Chubb, Ltd.	80,084	11,665,836
Hartford Financial Services Group, Inc.	179,602	8,624,488
MetLife, Inc.	188,673	9,084,605

		29,374,929

Insurance-Property/Casualty — 0.7%
Progressive Corp.	89,949	7,842,653

Investment Management/Advisor Services — 3.4%
BlackRock, Inc.	37,363	26,201,177
T. Rowe Price Group, Inc.	72,476	11,341,045

		37,542,222

Machinery-Farming — 1.2%
Deere & Co.	47,432	13,698,362

Machinery-General Industrial — 0.3%
Otis Worldwide Corp.	47,309	3,058,527

Machinery-Pumps — 1.9%
Dover Corp.	175,028	20,389,012

Medical Instruments — 2.0%
Medtronic PLC	193,243	21,513,743

Medical Products — 0.3%
Abbott Laboratories	22,585	2,791,280

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	27,058	6,532,613

Medical-Drugs — 7.3%
Bristol-Myers Squibb Co.	394,366	24,225,903
Eli Lilly & Co.	79,420	16,516,978

233

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	154,006	$25,122,999
Merck & Co., Inc.	108,826	8,387,220
Pfizer, Inc.	185,006	6,641,715

		80,894,815

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	64,103	21,383,479

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	87,708	9,139,174

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	100,145	9,065,125

Oil Companies-Exploration & Production — 2.7%
ConocoPhillips	509,337	20,388,760
EOG Resources, Inc.	189,123	9,637,708

		30,026,468

Oil Companies-Integrated — 1.4%
Chevron Corp.	184,299	15,702,275

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	65,011	3,668,571

Pharmacy Services — 1.0%
CVS Health Corp.	158,111	11,328,653

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	23,212	3,878,957
AvalonBay Communities, Inc.	42,077	6,886,743
Boston Properties, Inc.	31,844	2,906,402
Prologis, Inc.	48,022	4,955,870
Realty Income Corp.	29,752	1,757,153
Ventas, Inc.	69,307	3,192,974
Vornado Realty Trust	30,601	1,216,696

		24,794,795

Retail-Building Products — 1.8%
Home Depot, Inc.	74,486	20,172,298

Security Description	Shares	Value (Note 2)
Retail-Consumer Electronics — 1.1%
Best Buy Co., Inc.	109,544	$11,920,578

Retail-Discount — 1.3%
Walmart, Inc.	105,797	14,863,421

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	212,931	13,636,101

Retail-Restaurants — 2.1%
McDonald’s Corp.	80,784	16,790,147
Starbucks Corp.	70,978	6,871,380

		23,661,527

Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	164,801	24,280,131

Telephone-Integrated — 1.2%
Verizon Communications, Inc.	251,293	13,758,292

Tobacco — 2.7%
Altria Group, Inc.	204,023	8,381,265
Philip Morris International, Inc.	263,242	20,967,225

		29,348,490

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	60,586	10,511,065

Toys — 0.8%
Hasbro, Inc.	95,148	8,926,785

Transport-Rail — 1.6%
Norfolk Southern Corp.	72,784	17,222,150

TOTAL INVESTMENTS (cost $839,745,695)(1)	99.3%	1,095,265,780
Other assets less liabilities	0.7	7,558,888

NET ASSETS	100.0%	$1,102,824,668

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,095,265,780	$—	$—	$1,095,265,780

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

234

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Computers	5.3%
Diversified Banking Institutions	4.9
Applications Software	4.7
E-Commerce/Products	3.6
Web Portals/ISP	3.0
Medical-Drugs	2.9
Banks-Commercial	2.7
Semiconductor Equipment	2.5
Finance-Credit Card	2.4
Building-Residential/Commercial	2.2
Medical-Biomedical/Gene	2.1
Auto-Cars/Light Trucks	2.0
Medical-HMO	2.0
Oil Companies-Integrated	1.9
Cable/Satellite TV	1.6
Internet Content-Entertainment	1.6
Insurance-Multi-line	1.6
Electric-Integrated	1.5
Tobacco	1.5
Commercial Services-Finance	1.4
Insurance-Life/Health	1.4
Electronic Components-Semiconductors	1.2
Cosmetics & Toiletries	1.2
Transport-Services	1.2
Entertainment Software	1.1
Building-Heavy Construction	1.0
Oil Companies-Exploration & Production	1.0
Food-Misc./Diversified	1.0
Diversified Minerals	1.0
Medical Products	0.9
Computer Aided Design	0.9
Building Products-Air & Heating	0.9
Transport-Rail	0.9
Diversified Manufacturing Operations	0.9
Independent Power Producers	0.8
Food-Retail	0.8
Metal-Iron	0.8
Power Converter/Supply Equipment	0.8
Medical-Wholesale Drug Distribution	0.8
Telephone-Integrated	0.8
Medical Information Systems	0.8
Retail-Consumer Electronics	0.8
Electronic Measurement Instruments	0.8
Finance-Investment Banker/Broker	0.8
Computer Services	0.7
Audio/Video Products	0.7
Building Products-Doors & Windows	0.7
Disposable Medical Products	0.7
Rental Auto/Equipment	0.7
Brewery	0.7
Energy-Alternate Sources	0.7
Containers-Paper/Plastic	0.6
Lighting Products & Systems	0.6
Pipelines	0.6
Retail-Discount	0.6
Engineering/R&D Services	0.6
E-Commerce/Services	0.6
Computer Data Security	0.6
Transport-Truck	0.6
Import/Export	0.6
Retail-Auto Parts	0.5

Finance-Consumer Loans	0.5%
Metal-Diversified	0.5
Investment Management/Advisor Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Retail-Propane Distribution	0.5
Electronic Forms	0.5
Machinery-Thermal Process	0.5
Retail-Jewelry	0.4
Banks-Fiduciary	0.4
Finance-Mortgage Loan/Banker	0.4
Consumer Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Schools	0.4
Machinery-General Industrial	0.4
Hotels/Motels	0.4
Electronic Components-Misc.	0.4
Toys	0.4
Electric-Distribution	0.4
Food-Wholesale/Distribution	0.4
Aerospace/Defense	0.4
Web Hosting/Design	0.4
Retail-Petroleum Products	0.3
Building & Construction Products-Misc.	0.3
Aerospace/Defense-Equipment	0.3
Real Estate Operations & Development	0.3
Retail-Restaurants	0.3
Gold Mining	0.3
Cellular Telecom	0.3
Metal-Copper	0.3
Electric-Generation	0.3
Real Estate Investment Trusts	0.3
Chemicals-Diversified	0.3
Dialysis Centers	0.3
Food-Meat Products	0.3
Human Resources	0.3
Repurchase Agreements	0.3
Airlines	0.2
Retail-Automobile	0.2
Electric Products-Misc.	0.2
Medical Labs & Testing Services	0.2
Footwear & Related Apparel	0.1
Transport-Marine	0.1
Recreational Vehicles	0.1
Environmental Consulting & Engineering	0.1
Gambling (Non-Hotel)	0.1
Retail-Apparel/Shoe	0.1
Finance-Other Services	0.1
Enterprise Software/Service	0.1
Building & Construction-Misc.	0.1

100.1%

Country Allocation*

United States	64.5%
Japan	8.2
United Kingdom	3.7
Australia	3.5
Switzerland	3.0
France	2.7
Netherlands	2.6

235

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Country Allocation* (continued)

Canada	2.2%
Germany	1.8
Ireland	1.6
Cayman Islands	1.4
Denmark	1.4
Sweden	0.8
Spain	0.7
Finland	0.4
Italy	0.4
Norway	0.4
Bermuda	0.3
Singapore	0.3
Poland	0.2

100.1%

*	Calculated as a percentage of net assets

236

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.8%
Australia — 3.5%
Ansell, Ltd.	95,654	$2,684,011
BHP Group, Ltd.	106,004	3,524,166
Coles Group, Ltd.	81,221	1,127,663
Fortescue Metals Group, Ltd.	158,252	2,621,916
JB Hi-Fi, Ltd.	37,395	1,476,766
Mineral Resources, Ltd.	17,010	448,358
Qantas Airways, Ltd.†	250,437	855,794
Super Retail Group, Ltd.	45,772	392,667

		13,131,341

Bermuda — 0.3%
Johnson Electric Holdings, Ltd.	260,000	772,158
Luk Fook Holdings International, Ltd.	238,000	516,517

		1,288,675

Canada — 2.2%
Celestica, Inc.†	178,700	1,449,164
Dundee Precious Metals, Inc.	190,433	1,210,730
National Bank of Canada	33,608	1,888,881
Royal Bank of Canada	43,712	3,537,980

		8,086,755

Cayman Islands — 1.4%
Chow Tai Fook Jewellery Group, Ltd.	955,400	1,144,587
SITC International Holdings Co., Ltd.	221,000	505,890
WH Group, Ltd.*	1,274,000	1,041,226
Xinyi Glass Holdings, Ltd.	1,116,000	2,710,116

		5,401,819

Denmark — 1.4%
Carlsberg A/S, Class B	7,299	1,069,949
Orsted A/S*	5,886	1,112,299
Scandinavian Tobacco Group A/S*	166,055	3,010,747

		5,192,995

Finland — 0.4%
Valmet Oyj	47,112	1,507,359

France — 2.7%
AXA SA	82,775	1,830,366
BNP Paribas SA†	38,469	1,852,758
Safran SA†	10,075	1,270,570
Schneider Electric SE	20,659	3,028,559
TOTAL SE	53,329	2,251,344

		10,233,597

Germany — 1.8%
Allianz SE	16,353	3,707,052
Daimler AG	29,848	2,105,003
Siemens AG	7,213	1,117,054

		6,929,109

Ireland — 1.6%
Eaton Corp. PLC	17,843	2,100,121
Jazz Pharmaceuticals PLC†	2,845	442,398
Johnson Controls International PLC	67,155	3,345,662

		5,888,181

Italy — 0.4%
Azimut Holding SpA	22,234	467,513
Intesa Sanpaolo SpA†	339,676	743,087
Unipol Gruppo SpA†	63,181	277,006

		1,487,606

Security Description	Shares	Value (Note 2)
Japan — 8.2%
Arcs Co., Ltd.	21,900	$485,952
Daihen Corp.	36,300	1,718,994
Fujitsu, Ltd.	11,100	1,690,301
Iida Group Holdings Co., Ltd.	18,000	397,699
Internet Initiative Japan, Inc.	76,400	1,562,679
ITOCHU Corp.	73,800	2,118,649
Iwatani Corp.†	28,500	1,758,450
Iyo Bank, Ltd.	193,200	1,116,851
K’s Holdings Corp.†	52,000	704,172
KDDI Corp.	63,100	1,858,068
Kyudenko Corp.	10,700	324,819
Meitec Corp.	29,700	1,561,129
Nintendo Co., Ltd.	2,500	1,444,860
Nippo Corp.	52,400	1,306,384
Nippon Telegraph & Telephone Corp.	44,000	1,096,826
Nomura Holdings, Inc.	322,100	1,706,941
Obayashi Corp.	34,600	292,545
Rengo Co., Ltd.	160,300	1,330,617
Sekisui House, Ltd.	72,200	1,396,779
Senko Group Holdings Co., Ltd.	41,000	379,931
Shimamura Co., Ltd.	3,600	399,330
Sony Corp.	28,900	2,765,573
Sumitomo Mitsui Financial Group, Inc.	22,100	687,897
Taikisha, Ltd.	10,200	273,288
Tokuyama Corp.	41,900	1,051,191
Tokyo Tatemono Co., Ltd.	93,400	1,266,432

		30,696,357

Netherlands — 2.6%
ASM International NV	4,881	1,249,473
ASML Holding NV	1,777	946,118
ING Groep NV†	125,695	1,116,448
Koninklijke Ahold Delhaize NV	51,485	1,473,300
PostNL NV†	108,847	449,161
Signify NV†*	48,304	2,296,940
Stellantis NV†	144,349	2,192,136

		9,723,576

Norway — 0.4%
Fjordkraft Holding ASA*	166,144	1,417,392

Poland — 0.2%
InPost SA†	24,631	591,840

Singapore — 0.3%
StarHub, Ltd.	1,231,200	1,183,367

Spain — 0.7%
Iberdrola SA	206,806	2,804,647

Sweden — 0.8%
Betsson AB	43,800	411,438
Swedish Match AB	36,068	2,780,695

		3,192,133

Switzerland — 3.0%
Adecco Group AG	15,198	951,721
Kuehne & Nagel International AG	4,989	1,136,484
Nestle SA	20,972	2,349,422
Roche Holding AG	5,123	1,765,808
Softwareone Holding AG	12,860	402,612
Swissquote Group Holding SA	10,158	1,102,475
UBS Group AG	110,967	1,601,973
Zurich Insurance Group AG	4,925	1,960,746

		11,271,241

237

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 3.7%
Avast PLC*	331,933	$2,145,177
Berkeley Group Holdings PLC	22,614	1,295,928
BP PLC	660,606	2,454,868
Dr. Martens PLC†	87,299	538,257
IG Group Holdings PLC	34,662	355,967
Legal & General Group PLC	414,298	1,382,791
Natwest Group PLC†	691,295	1,389,494
Rio Tinto PLC	24,372	1,862,574
Royal Dutch Shell PLC, Class B	137,152	2,372,489

		13,797,545

United States — 64.2%
AbbVie, Inc.	41,604	4,263,578
Activision Blizzard, Inc.	23,192	2,110,472
Adobe, Inc.†	3,763	1,726,352
Agilent Technologies, Inc.	23,638	2,840,578
Airbnb, Inc. Class A†	4,112	755,087
Alphabet, Inc., Class C†	6,190	11,363,231
Altice USA, Inc., Class A†	45,089	1,603,816
Amazon.com, Inc.†	3,189	10,224,572
Amgen, Inc.	16,616	4,011,601
Anthem, Inc.	4,880	1,449,262
Apple, Inc.	149,801	19,767,740
Applied Materials, Inc.	40,591	3,924,338
AutoZone, Inc.†	1,449	1,620,518
Bank of America Corp.	171,564	5,086,873
Berry Global Group, Inc.†	22,354	1,103,617
Best Buy Co., Inc.	6,455	702,433
Biogen, Inc.†	4,222	1,193,179
BlackRock, Inc.	1,923	1,348,523
Booking Holdings, Inc.†	718	1,396,029
Boston Beer Co., Inc., Class A†	1,570	1,439,517
Bristol-Myers Squibb Co.	61,797	3,796,190
Brunswick Corp.	5,698	492,649
Builders FirstSource, Inc.†	33,730	1,290,172
CACI International, Inc., Class A†	2,974	717,388
Cadence Design Systems, Inc.†	26,640	3,473,590
Capital One Financial Corp.	17,111	1,783,993
Cerner Corp.	36,488	2,923,054
Charter Communications, Inc., Class A†	5,224	3,173,893
Chegg, Inc.†	15,839	1,508,823
Cheniere Energy, Inc.†	24,277	1,537,462
Cimarex Energy Co.	28,105	1,185,469
Citigroup, Inc.	39,326	2,280,515
Citizens Financial Group, Inc.	44,989	1,639,399
Conagra Brands, Inc.	40,775	1,410,815
CSX Corp.	37,611	3,225,331
D.R. Horton, Inc.	23,900	1,835,520
DaVita, Inc.†	8,931	1,048,231
eBay, Inc.	57,987	3,276,845
Electronic Arts, Inc.	12,146	1,739,307
EOG Resources, Inc.	31,508	1,605,648
EQT Corp.	66,864	1,090,552
Facebook, Inc., Class A†	18,980	4,903,103
Freeport-McMoRan, Inc.	42,450	1,142,330
GoDaddy, Inc., Class A†	17,123	1,345,525
Goldman Sachs Group, Inc.	9,247	2,507,509
Hilton Grand Vacations, Inc.†	48,961	1,455,121
Hologic, Inc.†	44,145	3,519,681
Humana, Inc.	6,292	2,410,528
Johnson & Johnson	4,484	731,475
Kimberly-Clark Corp.	8,578	1,133,154

Security Description	Shares	Value (Note 2)
United States (continued)
Lam Research Corp.	6,786	$3,284,085
Lear Corp.	10,275	1,549,059
Lithia Motors, Inc., Class A	2,672	851,513
MarketAxess Holdings, Inc.	2,217	1,198,865
MasTec, Inc.†	33,657	2,596,638
Mastercard, Inc., Class A	10,908	3,450,091
McKesson Corp.	17,097	2,982,914
Microsoft Corp.	67,683	15,699,749
Molina Healthcare, Inc.†	8,100	1,730,241
Moody’s Corp.	1,710	455,305
Morgan Stanley	44,416	2,978,093
Murphy USA, Inc.	10,501	1,308,110
Netflix, Inc.†	1,982	1,055,197
NextEra Energy, Inc.	38,773	3,135,573
NRG Energy, Inc.	75,229	3,115,233
NVIDIA Corp.	4,696	2,439,995
Old Dominion Freight Line, Inc.	9,037	1,753,178
Ortho Clinical Diagnostics Holdings PLC†	45,304	747,516
PayPal Holdings, Inc.†	15,838	3,711,002
PennyMac Financial Services, Inc.	27,990	1,623,420
Procter & Gamble Co.	34,964	4,482,734
PulteGroup, Inc.	70,773	3,078,625
Qorvo, Inc.†	4,605	786,902
QUALCOMM, Inc.	11,604	1,813,473
Qualtrics International, Inc. Class A†	42,179	1,855,876
Raytheon Technologies Corp.	20,501	1,368,032
SBA Communications Corp.	4,110	1,104,234
Seagen, Inc.†	7,499	1,231,861
Shoals Technologies Group, Inc. Class A†	72,652	2,465,082
Skyworks Solutions, Inc.	9,337	1,580,287
Spectrum Brands Holdings, Inc.	5,824	440,120
SS&C Technologies Holdings, Inc.	5,514	346,720
State Street Corp.	23,611	1,652,770
Synchrony Financial	56,525	1,902,066
Sysco Corp.	19,249	1,376,496
Targa Resources Corp.	27,346	748,460
Target Corp.	12,101	2,192,338
Tesla, Inc.†	4,044	3,209,035
Tetra Tech, Inc.	3,892	473,150
TRI Pointe Homes, Inc.†	19,281	389,476
United Parcel Service, Inc., Class B	14,611	2,264,705
United Rentals, Inc.†	10,966	2,664,848
United Therapeutics Corp.†	9,273	1,519,103
UnitedHealth Group, Inc.	5,725	1,909,745
Visa, Inc., Class A	19,265	3,722,961
Voya Financial, Inc.	31,443	1,743,829
Wendy’s Co.	61,951	1,263,800

		241,367,093

Total Long-Term Investment Securities (cost $282,773,678)		375,192,628

238

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $873,000 and collateralized by $891,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $890,515 (cost $873,000)	$873,000	$873,000

TOTAL INVESTMENTS (cost $283,646,678)(1)	100.1%	376,065,628
Liabilities in excess of other assets	(0.1)	(220,061)

NET ASSETS	100.0%	$375,845,567

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $11,023,781 representing 2.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$258,664,262	$116,528,366	**	$—	$375,192,628
Repurchase Agreements	—	873,000		—	873,000

Total Investments at Value	$258,664,262	$117,401,366		$—	$376,065,628

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

239

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Diversified Financial Services	17.3%
Federal National Mtg. Assoc.	9.2
United States Treasury Notes	8.0
Diversified Banking Institutions	6.6
United States Treasury Bonds	6.5
Government National Mtg. Assoc.	5.9
Repurchase Agreements	5.3
Federal Home Loan Mtg. Corp.	4.6
Uniform Mtg. Backed Securities	4.6
Registered Investment Companies	2.4
Real Estate Investment Trusts	2.4
Banks-Commercial	2.0
Electric-Integrated	1.8
Pipelines	1.7
Finance-Leasing Companies	1.5
Municipal Bonds & Notes	1.5
Cable/Satellite TV	1.3
Medical-Hospitals	1.1
Telephone-Integrated	0.9
Banks-Super Regional	0.8
Oil Companies-Integrated	0.8
Computers	0.7
Electronic Components-Semiconductors	0.7
Medical-Drugs	0.6
Cellular Telecom	0.6
Brewery	0.6
Aerospace/Defense	0.6
Gas-Distribution	0.5
Auto-Cars/Light Trucks	0.5
Finance-Other Services	0.5
Sovereign	0.5
Insurance Brokers	0.4
Pharmacy Services	0.4
Applications Software	0.4
Internet Brokers	0.3
Building Products-Air & Heating	0.3
Finance-Investment Banker/Broker	0.3
E-Commerce/Services	0.3
Machinery-General Industrial	0.3
Oil Refining & Marketing	0.3
Small Business Administration	0.3
Oil Companies-Exploration & Production	0.3
Internet Content-Information/News	0.3
Physicians Practice Management	0.3
Airlines	0.3
Soap & Cleaning Preparation	0.3
Insurance-Life/Health	0.3
Medical Instruments	0.3
Oil-Field Services	0.3
Insurance-Property/Casualty	0.2
Insurance-Multi-line	0.2
Building Products-Cement	0.2
Hotels/Motels	0.2
Medical-Biomedical/Gene	0.2
Aerospace/Defense-Equipment	0.2
Metal-Diversified	0.2
Building & Construction Products-Misc.	0.2
Food-Meat Products	0.2
Special Purpose Entities	0.2
Distribution/Wholesale	0.2
Containers-Paper/Plastic	0.2
Multimedia	0.2
Data Processing/Management	0.2

Machinery-Farming	0.2%
Diversified Minerals	0.2
Building Products-Wood	0.2
Resorts/Theme Parks	0.2
Auto-Heavy Duty Trucks	0.2
Insurance-Reinsurance	0.1
Retail-Building Products	0.1
Enterprise Software/Service	0.1
Food-Misc./Diversified	0.1
Tobacco	0.1
Rental Auto/Equipment	0.1
Beverages-Wine/Spirits	0.1
Transport-Rail	0.1
Independent Power Producers	0.1
Electric-Distribution	0.1
Electric-Transmission	0.1
Investment Management/Advisor Services	0.1
Broadcast Services/Program	0.1
Warehousing & Harbor Transportation Services	0.1
Medical-HMO	0.1
Electric-Generation	0.1
Steel-Producers	0.1
Beverages-Non-alcoholic	0.1
Metal-Aluminum	0.1
Banks-Fiduciary	0.1
Computer Services	0.1
Diversified Manufacturing Operations	0.1
Finance-Credit Card	0.1
Electronic Components-Misc.	0.1
Medical-Generic Drugs	0.1
Non-Hazardous Waste Disposal	0.1
Medical Products	0.1
Machinery-Electrical	0.1
Food-Retail	0.1
Schools	0.1
Insurance-Mutual	0.1
Cosmetics & Toiletries	0.1
Machinery-Construction & Mining	0.1
Water	0.1
Chemicals-Diversified	0.1
Diversified Operations	0.1
Commercial Services-Finance	0.1
Tennessee Valley Authority	0.1

105.3%

Credit Quality†#

Aaa	44.4%
Aa	3.1
A	12.4
Baa	21.7
Ba	3.8
B	1.3
Caa	0.1
Not Rated@	13.2

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

240

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 17.0%
Diversified Financial Services — 17.0%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.93% (1 ML+0.80%) due 12/26/2044*	$198,934	$198,338
ACRE TL 2017 LLC FRS Series 2017-A 4.33% (1 ML+4.60%) due 12/15/2021*(1)(6)	1,475,000	1,460,250
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.82% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,481,084
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 1.14% (3 ML+0.90%) due 07/15/2027*(2)	554,958	554,264
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	895,055	964,163
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,334,307	1,439,730
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	892,495	962,596
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	163,811
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	406,062
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	561,923
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	166,386
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	307,977
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	762,275
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	86,666	87,124
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	372,310
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.81% (1 ML+0.45%) due 01/25/2036	187,223	187,153
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	2,016,899
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,548,798

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.18% (1 ML+2.05%) due 02/15/2035*	$1,794,500	$1,785,752
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.28% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,388,450
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class C 2.23% (1 ML+2.10%) due 05/15/2037*	413,500	411,691
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.63% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,127,828
AREIT Trust FRS Series 2019-CRE3, Class A 1.15% (1 ML+1.02%) due 09/14/2036*(3)	590,000	589,631
AREIT Trust FRS Series 2019-CRE3, Class B 1.68% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	2,214,452
AREIT Trust FRS Series 2019-CRE3, Class C 2.03% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	1,004,850
AREIT Trust FRS Series 2019-CRE3, Class D 2.78% (1 ML+2.65%) due 09/14/2036*(3)	884,500	857,965
Atrium XII FRS Series 12A, Class BR 1.57% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,942,696
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.47% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,297,958
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.13% (1 ML+1.00%) due 03/15/2036*(3)	756,710	756,253
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 1.23% (1 ML+1.10%) due 09/15/2035*(3)	425,082	424,032
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 1.38% (1 ML+1.25%) due 01/15/2033*(3)	474,603	474,006
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 1.38% (1 ML+1.25%) due 09/15/2035*(3)	905,000	896,448
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 1.48% (1 ML+1.35%) due 03/15/2036*(3)	621,929	621,554

241

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.68% (1 ML+1.55%) due 09/15/2036*(3)	$3,941,902	$3,941,900
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 1.73% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,039,641
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.23% (1 ML+2.10%) due 09/15/2035*(3)	655,000	644,074
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.43% (1 ML+2.30%) due 09/15/2036*(3)	270,000	266,613
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.83% (1 ML+2.70%) due 01/15/2033*(3)	716,847	712,534
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,458,096
BDS, Ltd. FRS Series 2019-FL4, Class A 1.23% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,331,542
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.08% due 08/25/2033(1)(4)	120,700	121,898
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,105,476
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.53% (1 ML+1.40%) due 02/16/2037*(3)	875,000	873,906
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 2.83% (1 ML+2.70%) due 06/15/2035*(3)	730,000	730,000
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.13% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,462,725
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,777,157	1,802,916
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,653,564	1,693,337
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	726,322	742,784
BVRT Financing Trust Series 2020-3F, Class A 3.15% due 11/10/2022*(6)	2,620,000	2,620,000
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(6)	1,376,460	1,412,592
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,464,650

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Capital Automotive LP Series 2020-1A, Class A3 3.10% due 12/15/2050*	$374,844	$374,630
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,062,455
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,318,333
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,186,471	1,219,103
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	430,133	432,382
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	822,875	832,410
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	3,012,501
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	423,069
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	960,170
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.03% (1 ML+1.90%) due 08/20/2035*	910,000	897,067
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.53% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,474,989
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	249,034	249,505
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,954,735
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,454,804
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,478,624
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,767,732
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	860,916
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,789,260
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	701,953
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,985,619
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,275,113

242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	$990,000	$995,460
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	1,111,597	1,175,107
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	2,049,112
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,093,785
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	585,570	588,632
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	365,489	370,368
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,623,478
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.20% due 03/25/2034(1)(4)	298,414	315,245
Cutwater, Ltd. FRS Series 2015-1A, Class BR 2.04% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,738,725
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.64% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,150,611
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	810,527	807,096
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	989,679
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	236,076	240,839
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	469,259	494,686
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	1,299,615	1,318,163
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	526,143	529,926
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	232,240	233,122
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	314,996	318,579
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	535,006
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	248,406	251,411

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	$347,065	$350,057
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.79% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,500,940
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.87% (1 ML+0.74%) due 07/19/2044(1)	705,107	671,459
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,609,473
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,545,769
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	85,058	85,402
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	271,643	272,377
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	409,277	414,260
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 1.83% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,229,917
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	957,794
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,716,590
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,061,090
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	49,958	50,257
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	925,216	932,966
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 09/17/2025*	1,500,000	1,519,246
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,530,138
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	51,452	51,534
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	2,008,489
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 1.64% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,099,506
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 2.14% (3 ML+1.90%) due 04/15/2027*(2)	760,000	759,304

243

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(1)(4)	$2,000,000	$2,004,711
FORT CRE LLC FRS Series 2018-1A, Class A1 1.47% (1 ML+1.35%) due 11/16/2035*	2,548,061	2,549,386
FORT CRE LLC FRS Series 2018-1A, Class C 2.95% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,313,561
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	425,986	441,767
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	254,079	255,514
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	33,612	33,664
FTF Funding II LLC 8.00% due 08/15/2024*(6)	633,233	340,363
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 1.62% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,291,326
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 1.01% (3 ML+0.79%) due 11/15/2026*(2)	1,994,876	1,991,891
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	590,607	596,909
GoodGreen Trust Series 2019-2A, Class A 2.76% due 10/15/2054*	938,257	969,592
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	700,050	727,238
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	146,589	154,520
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(6)	987,418	983,962
GPMT, Inc. FRS Series 2018-FL1, Class A 1.03% (1 ML+0.90%) due 11/21/2035*(3)	273,038	272,185
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.25% (1 ML+1.12%) due 06/15/2037*	2,090,793	2,089,486
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,372,995
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	3,043,875
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.63% (1 ML+0.50%) due 09/25/2035(1)	4,222	4,015

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.92% (3 ML+1.70%) due 07/18/2031*(2)	$2,865,000	$2,786,465
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(1)(5)	1,790,000	1,804,141
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(1)(5)	1,400,000	1,411,430
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,810,426
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	163,951	168,457
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	552,524	578,091
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	446,706	479,034
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	108,109	110,572
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 1.58% (1 ML+1.45%) due 08/15/2028*	351,000	350,781
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 1.78% (1 ML+1.65%) due 08/15/2028*	722,500	722,237
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 2.48% (1 ML+2.35%) due 08/15/2028*	238,500	237,904
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,262,111
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.74% due 03/25/2035(1)(4)	112,582	115,492
Invitation Homes Trust FRS Series 2017-SFR2, Class A 0.98% (1 ML+0.85%) due 12/17/2036*	484,903	484,903
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	5,129,397
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,499,830
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,225,778
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 2.37% due 10/25/2033(1)(4)	383,005	395,332

244

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
KREF, Ltd. FRS Series 2018-FL1, Class C 2.13% (1 ML+2.00%) due 06/15/2036*	$2,332,500	$2,326,669
Lendingpoint Asset Securitization Trust Series 2019-2, Class A 3.07% due 11/10/2025*	38,579	38,598
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,038,322
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,921,517
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	274,435	275,659
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.50% (1 ML+1.37%) due 04/15/2034*(3)	685,953	684,238
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.63% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,895,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.73% (1 ML+1.60%) due 04/15/2034*(3)	882,477	875,859
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.08% (1 ML+1.95%) due 04/15/2034*(3)	830,760	820,410
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.58% (1 ML+2.45%) due 05/15/2036*	501,000	490,980
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.68% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,019,555
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 1.14% (3 ML+0.90%) due 04/15/2028*(2)	1,712,000	1,709,860
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(6)	928,380	936,354
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,108,737
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.77% (1 ML+0.64%) due 10/25/2028(1)	254,195	254,303
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.93% (6 ML+0.68%) due 01/25/2029(1)	622,102	633,846
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.56% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	5,328,912

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.23% (1 ML+2.10%) due 11/15/2035*	$1,334,500	$1,344,818
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,314,519
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	2,022,603
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,254,464
Nationstar HECM Loan Trust VRS Series 2020-1A, Class A1 1.27% due 09/25/2030*(4)	1,841,923	1,844,869
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 0.77% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,782,333
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 1.49% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,921,818
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,209,635
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,361,681
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	1,911,595	1,915,361
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.59% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,486,920
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	854,811	892,708
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,951,748
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,012,635
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,699,148
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(6)	1,100,000	1,100,000
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.57% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,879,150

245

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.12% (3 ML+1.90%) due 02/20/2028*(2)	$1,671,732	$1,636,121
Parallel, Ltd. FRS Series 2015-1A, Class 1R 1.97% (3 ML+1.75%) due 07/20/2027*(2)	680,000	676,029
Parallel, Ltd. FRS Series 2015-1A, Class 2R 1.97% (3 ML+1.75%) due 07/20/2027*(2)	730,000	725,305
Pretium Mtg. Credit Partners I Series 2020-NPL3, Class A1 3.10% due 06/27/2060*(5)	1,325,751	1,329,124
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,019,436
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.26% (3 ML+1.04%) due 02/20/2030*(2)	1,874,927	1,878,427
RCO V Mtg. LLC Series 2020-1, Class A1 3.10% due 09/25/2025*(1)(5)	1,859,441	1,863,870
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	2,045,023
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	193,365	202,158
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,186,840
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,477,380
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	624,198	636,302
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	743,668	760,990
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.81% (1 ML+0.68%) due 10/20/2034(1)	586,709	579,679
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.89% (1 ML+0.76%) due 04/20/2033(1)	583,877	588,288
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(1)(6)	1,072,930	1,087,683
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(1)(6)	756,344	767,689
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.63% (1 ML+0.25%) due 07/19/2035(1)	326,612	327,706

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	$2,300,000	$2,366,454
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,444,968
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,223,891
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.91% due 12/25/2044(1)(4)	79,572	81,089
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.72% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,988,963
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,352,401
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*(6)	1,799,080	1,813,473
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,726,773
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,322,765
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,396,381
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,156,883
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	1,544,000	1,543,992
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,724,264
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	274,842	281,654
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(5)	1,005,727	1,008,678
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	314,728	315,267
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	811,421	812,274
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	436,189	437,645
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	1,094,716	1,098,995
VM Debt LLC Series 2019-1 7.50% due 06/15/2024*(6)	1,280,413	1,258,838
VOLT LLC Series 2020 3.17% due 07/27/2023*(6)	1,434,469	1,406,497

246

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	$1,950,000	$1,954,134
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	894,005	897,008
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	859,600	862,516
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(5)	1,029,600	1,032,856
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(5)	1,562,256	1,566,910
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(1)(5)	918,000	917,903
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 2.14% (3 ML+1.90%) due 10/15/2030*(2)	930,000	933,211
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	340,928	359,772
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.59% (1 ML+0.46%) due 04/25/2045(1)	34,702	35,388
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,407,788
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,180,911
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,693,255
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,164,019
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,905,607
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	817,679
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,420,854
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	812,413
West CLO, Ltd. FRS Series 2014-1A, Class A2R 1.57% (3 ML+1.35%) due 07/18/2026*(2)	2,024,595	2,029,159
West CLO, Ltd. FRS Series 2014-1A, Class CR 3.22% (3 ML+3.00%) due 07/18/2026*(2)	650,000	648,144

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	$104,640	$104,942
Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.94% (3 ML+1.70%) due 10/15/2027*(2)	435,000	432,663
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,122,672

Total Asset Backed Securities (cost $339,982,777)		347,782,930

U.S. CORPORATE BONDS & NOTES — 28.9%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	415,849
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	413,500
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,310,416
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	447,983
Boeing Co. Senior Notes 4.51% due 05/01/2023	1,106,000	1,190,159
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	298,992
Boeing Co. Senior Notes 5.15% due 05/01/2030	415,000	492,234
Boeing Co. Senior Notes 5.71% due 05/01/2040	350,000	443,019
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	109,120
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	388,547
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	248,404
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	111,127
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	59,449
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	113,160
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	62,274
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	257,864

247

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	$991,000	$1,182,531
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,116,579
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	356,986
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	284,963

		9,303,156

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	111,709
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	259,602
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	409,189
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	1,775,000	1,761,687
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,603,000	1,631,373

		4,173,560

Agricultural Operations — 0.0%
Cargill, Inc. Senior Notes 2.13% due 04/23/2030*	638,000	659,803
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,643

		707,446

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	235,051	232,045
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	167,408	169,279
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	236,968	230,973
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	81,941	84,408
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	378,516	389,799

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	$185,647	$186,037
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	587,198	576,438
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	496,809	511,290
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	170,903	167,019
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	260,543	266,106
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	484,796	506,318
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	433,195	433,585
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	116,934	116,741

		3,870,038

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,068,000	3,191,235
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	216,671
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	163,815
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	91,000	118,270
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,517,000	1,911,908
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	196,513
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,610,000	1,706,938

		7,505,350

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	295,296
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	1,119,000	1,115,046

248

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	$602,000	$597,200
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	758,842
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	215,000	214,336
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	275,608
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	412,486
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,341,142
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	356,915
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	2,042,523
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	836,672

		8,246,066

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,297,000	1,294,568
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	1,710,000	1,787,463

		3,082,031

Banks-Commercial — 0.5%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	398,582
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	362,714
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,347
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	94,000	96,439
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,347,977
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	518,132
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,479,181

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	$106,000	$114,491
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	223,250
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	104,274
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	59,811
Truist Bank Sub. Notes 2.25% due 03/11/2030	466,000	480,485

		10,232,683

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	102,205
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	789,062
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	830,000	849,207
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	115,127

		1,855,601

Banks-Super Regional — 0.8%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	86,517
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,632,000	3,882,166
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	353,259
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,285,000	3,419,225
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	4,549,000	4,742,561
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,692,000	1,857,634
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,573,082
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	222,547
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	621,357
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	156,105

249

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	$144,000	$182,059
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	142,710

		17,239,222

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	214,238
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	84,696
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	128,346
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	210,723

		638,003

Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,775,667
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,653,000	2,060,679
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	77,909
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	536,994
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	641,838
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	484,255
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.50% due 06/01/2050	590,000	712,287
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	256,150
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	403,045
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,597,000	3,403,589

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	$513,000	$580,758
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	167,870
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	116,493

		11,217,534

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	482,000	517,592
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,624,905
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	12,663

		2,155,160

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,700,000	1,678,750
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,105,000	2,233,931

		3,912,681

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	5,065,000	5,401,437
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,321,687

		6,723,124

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	262,190
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	832,896
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	726,026
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,417,000	1,669,579
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,340,348

		4,831,039

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	171,220
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,791,576

250

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood (continued)
Masco Corp. Senior Notes 6.50% due 08/15/2032	$250,000	$329,771

		3,292,567

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	185,000	203,639

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	2,190,490
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,110,000	2,216,555
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	220,000	216,128
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	410,000	454,125
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	578,767
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,824,562
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	168,039
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	808,982
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	254,484
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	600,000	582,442
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	305,000	307,545
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	373,833

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$300,000	$329,968
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	370,004
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	79,000	87,821
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	320,780
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	362,339
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	762,359
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	487,439
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	687,254
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	355,000	347,779
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	250,527
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,654,000	2,868,006
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	148,995
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	171,321
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	1,625,000	1,685,466
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,730,000	1,796,605
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	1,110,000	1,210,255
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	3,164,929
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	187,373

		26,215,172

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	573,884

Cellular Telecom — 0.5%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	210,133

251

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 1.50% due 02/15/2026*	$340,000	$344,859
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,260,209
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	4,081,000	4,180,087
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	804,000	811,445
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	935,000	920,508
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,025,000	1,151,905
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	677,000	792,787

		9,671,933

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	387,467
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	218,954
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	290,000	296,335
Nutrition & Biosciences, Inc. Senior Notes 3.47% due 12/01/2050*	130,000	137,594

		1,040,350

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	178,706
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	162,114
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	158,791
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	186,980

		686,591

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	111,241

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	757,950

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	$365,000	$430,245
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	552,840

		983,085

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	141,308
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	1,175,000	1,207,521
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	190,000	212,360
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	235,000	236,094

		1,797,283

Computers — 0.7%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	280,000	282,704
Apple, Inc. Senior Notes 2.55% due 08/20/2060	3,252,000	3,101,911
Apple, Inc. Senior Notes 2.90% due 09/12/2027	348,000	387,218
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	336,593
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	319,158
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	192,554
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	591,176
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	438,633
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,364,000	1,777,144
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,423,000	5,319,974
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	235,000	258,118
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	711,442
Hewlett Packard Enterprise Co. Senior Notes 1.45% due 04/01/2024	520,000	532,297

252

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
HP, Inc. Senior Notes 3.00% due 06/17/2027	$310,000	$339,626

		14,588,548

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,955,022
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	465,163
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	333,200
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	51,424

		3,804,809

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	956,773
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	132,630

		1,089,403

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,396,829
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	199,375
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,885,736
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	219,438

		3,701,378

Distribution/Wholesale — 0.2%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,572,656
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,450,000	1,488,063
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	585,000	614,250
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	135,352

		3,810,321

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 1.32% due 06/19/2026	$145,000	$146,684
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	287,122
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,963,016
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	7,314,206
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	649,291
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	422,185
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,700,000	2,855,458
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	219,420
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,462,000	3,877,603
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	425,416
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,138,193
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	329,603
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,790,625
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	325,356
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	312,568
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,939,000	2,459,433
Citigroup, Inc. Senior Notes 1.12% due 01/28/2027	678,000	677,578
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,216,443
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	976,398
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	213,800
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	222,347

253

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	$700,000	$791,686
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	664,974
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	912,246
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	692,710
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	621,105
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	215,397
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	61,738
Goldman Sachs Group, Inc. Senior Notes 0.48% due 01/27/2023	610,000	610,091
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,251,349
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,832,640
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	464,412
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	526,731
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	792,116
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	653,988
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,825,262
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,162,000	4,528,298
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	4,407,431
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	5,828,292
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,175,000	2,550,840
Morgan Stanley Senior Notes 0.53% due 01/25/2024	660,000	660,257
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	298,990

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.63% due 11/17/2021	$330,000	$336,108
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	288,757
Morgan Stanley Senior Notes 3.13% due 07/27/2026	76,000	84,160
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	602,445
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	316,302
Morgan Stanley Senior Notes 3.88% due 01/27/2026	270,000	306,927
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,051,795
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	323,553
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,115,000	1,407,981
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	87,250
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	545,919
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	376,886
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	269,122
Morgan Stanley Senior Notes 5.50% due 07/28/2021	690,000	707,524
Morgan Stanley Senior Notes 5.60% due 03/24/2051	1,676,000	2,517,627

		71,235,654

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	408,963
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	200,000	242,323
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	77,618
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	230,753

		959,657

254

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	$84,000	$92,860

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	485,912

E-Commerce/Services — 0.3%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,046,000	1,238,826
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,594,340
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	223,907
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,222,000	2,454,270

		6,511,343

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	139,742
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	245,410
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	161,885
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	155,973
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	92,931
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	158,837
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	125,982
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	285,000	316,350

		1,397,110

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	395,082
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	115,080

		510,162

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 1.3%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	$50,000	$58,550
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	73,757
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	135,786
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	441,345
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	463,759
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	247,766
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	197,847
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	302,895
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	124,180
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	126,084
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	229,458
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	129,142
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	261,695
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	188,346
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	196,591
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	220,483
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	138,492
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	221,102
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	356,936
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	447,645
Edison International Senior Notes 3.55% due 11/15/2024	734,000	792,279

255

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Edison International Senior Notes 5.75% due 06/15/2027	$200,000	$240,377
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	574,343
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	98,830
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	123,316
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	485,416
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	207,543
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	274,300
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	224,933
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	2,207,700
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	1,169,982
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	2,954,000	3,574,340
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	484,712
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	273,700
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	126,772
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	285,209
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	757,115
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	252,148
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	125,757
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	460,737
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	394,512
Pacific Gas & Electric Co 1st Mtg. Notes 3.75% due 08/15/2042	75,000	73,675

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	$810,000	$812,175
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	195,751
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	1,470,000	1,435,998
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	135,228
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	444,505
Pacific Gas and Electric Co. FRS 1st Mtg. Bonds 1.60% (3 ML+1.38%) due 11/15/2021	745,000	746,794
Pacific Gas and Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	313,452
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	166,018
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	328,880
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	212,689
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	59,540
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	652,858
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	75,241
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	226,800
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	137,790
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	224,910
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	392,387
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	129,824
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	101,148
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	123,907

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	$100,000	$125,933
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	228,903
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	119,892
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	194,000	214,572
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,083
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	246,556

		25,721,389

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	885,000	987,061
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	101,789
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	362,922
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	227,964
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	467,923
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,304

		2,226,963

Electronic Components-Semiconductors — 0.5%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	1,200,000	1,204,322
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	507,000	572,095
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,847,000	3,220,820
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	500,000	566,850
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029	2,715,000	3,170,475
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	615,000	615,279

		9,349,841

Security Description	Principal Amount	Value (Note 2)
Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	$680,000	$685,345

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	47,519
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	205,864
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	149,536

		402,919

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	128,057
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	369,925
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	467,108
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	433,562
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	652,054
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	232,374
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	63,848
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	54,707
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	99,184
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	248,281

		2,749,100

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	113,955
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,165,435
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	113,310
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	309,199

		1,701,899

257

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 0.90% due 03/11/2026	$375,000	$376,419
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,448,000	3,874,116

		4,250,535

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	526,802
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	207,560
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	813,442
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	369,615
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	268,102
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	254,549
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	105,205
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	591,656
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	161,402
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	537,601

		3,835,934

Finance-Other Services — 0.5%
Blackstone/GSO Secured Lending Fund Senior Notes 3.65% due 07/14/2023*	390,000	405,728
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	317,560
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	184,341
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	607,234
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	1,517,000	1,560,644
Intercontinental Exchange, Inc. Senior Bonds 3.00% due 09/15/2060	2,302,000	2,319,026
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,870,000	3,187,520

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services (continued)
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	$986,000	$1,132,980

		9,715,033

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	160,000	165,127

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	759,003
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	263,610

		1,022,613

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	147,337
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	137,777
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	290,085
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	55,000	57,640
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	253,360
Kellogg Co. Senior Notes 2.10% due 06/01/2030	290,000	300,109
Mars, Inc. Senior Notes 1.63% due 07/16/2032*	760,000	741,988
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	795,856

		2,724,152

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	592,166
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	525,232

		1,117,398

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	94,463
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	333,299
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,906,971

258

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	$250,000	$307,608
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	472,756
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	723,000	745,095
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	352,087
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	265,600
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,612,000	2,959,718
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	708,894
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	60,802
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	80,687

		10,287,980

Hotels/Motels — 0.2%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	2,080,000	2,059,907
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,800,548
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	865,753

		4,726,208

Independent Power Producers — 0.1%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	507,647
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	600,000	645,816
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	355,000	368,238
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	412,032
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	340,887

		2,274,620

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	4,109,543

Security Description	Principal Amount	Value (Note 2)
Insurance Brokers (continued)
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	$910,000	$933,875
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,008,000	3,777,709

		8,821,127

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	615,000	615,782
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	470,090
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	191,033
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,212,794
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	185,649
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	469,776
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	284,567
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	106,174
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	258,294
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	243,317

		4,037,476

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	330,556
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	82,882
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,662,000	2,855,879
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	984,000	1,118,279
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	317,710
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	342,682

		5,047,988

259

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$100,000	$108,816
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	421,946
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	178,842
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	398,865

		1,108,469

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	687,136
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	332,537
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	260,261
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	318,479
Progressive Corp. Senior Notes 3.20% due 03/26/2030	980,000	1,112,094

		2,710,507

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	755,959

Internet Brokers — 0.3%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,105,000	4,681,871
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,805,847
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	385,000	432,576

		6,920,294

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	595,000	699,338

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	137,276
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,883,583

		2,020,859

Security Description	Principal Amount	Value (Note 2)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	$720,000	$729,882
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	198,874
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	146,862

		1,075,618

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,225,785

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	1,157,000	1,191,167
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	592,039
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	290,178

		2,073,384

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	2,049,176
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,219,795

		6,268,971

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	54,849

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	586,300
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,053,074
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,886,536
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	1,293,000	1,497,245
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	248,645

		5,271,800

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	208,680
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	62,730

		271,410

260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	$300,000	$300,979
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,049,000	1,131,742
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	103,145

		1,535,866

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	280,261
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	30,143
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	19,596
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	559,847
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	145,170
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	590,618
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	875,439

		2,501,074

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	312,268
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	878,075
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	450,000	463,048
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	3,417,000	3,800,152
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	252,733
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	912,740
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	336,851
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	516,816
Bristol-Myers Squibb Co. Senior Notes 1.13% due 11/13/2027	370,000	370,857

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	$210,000	$205,996
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026	358,000	399,732
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	380,765
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	297,939
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	202,828
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	345,000	475,536
Bristol-Myers Squibb Co. Senior Notes 5.70% due 10/15/2040	114,000	161,995
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	581,760
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	374,808

		10,924,899

Medical-Generic Drugs — 0.1%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,218,257

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	591,006
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	122,626
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	229,125
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	222,766
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	476,742
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	338,045

		1,980,310

Medical-Hospitals — 1.1%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	424,375
Bon Secours Mercy Health, Inc. Sec. Notes 3.46% due 06/01/2030	540,000	615,197
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	267,124

261

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Children’s National Medical Center Notes 2.93% due 07/15/2050	$340,000	$341,785
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	281,487
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	289,538
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	304,084
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	352,237
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	407,770
Hackensack Meridian Health, Inc. Senior Sec. Notes 4.21% due 07/01/2048	1,583,000	1,967,404
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	739,243
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,177,000	2,506,891
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	416,562
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,317,051
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	303,912
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	2,810,000	3,290,988
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	694,837
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	238,991
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	679,279
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	283,019
Partners Healthcare System, Inc. Notes 3.34% due 07/01/2060	1,138,000	1,236,414
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	91,157
Rush Obligated Group Notes 3.92% due 11/15/2029	512,000	599,847

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	$220,000	$200,251
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	519,575
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,713,272
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	334,782
Yale-New Haven Health Services Corp. Notes 2.50% due 07/01/2050	390,000	372,517

		22,789,589

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	170,106

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	176,151
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	180,859
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	122,732

		479,742

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,800,000	1,885,500

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	1,250,000	1,278,685
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,270,463
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,437,453

		3,986,601

Multimedia — 0.2%
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	2,737,000	3,110,116
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	607,376

		3,717,492

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	443,846

262

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	$944,000	$1,095,639

		1,539,485

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	178,698

Oil Companies-Exploration & Production — 0.1%
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	260,000	269,609
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	268,231
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	299,617
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	706,786
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	114,927
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	208,789
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	233,304
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	68,000	69,742
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	72,000	91,653
Ovintiv, Inc. Company Guar. Notes 7.20% due 11/01/2031	100,000	125,908
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	506,090

		2,894,656

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	395,000	388,994
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	417,315
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	481,007
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	329,501
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	315,755

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Chevron USA, Inc. Company Guar. Notes 5.05% due 11/15/2044	$130,000	$175,442
Chevron USA, Inc. Company Guar. Notes 6.00% due 03/01/2041	180,000	262,642
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	266,492
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	580,000	621,770
Exxon Mobil Corp. Senior Notes 2.99% due 03/19/2025	640,000	694,587
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	426,633
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	519,154
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	217,281
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,027,622

		6,144,195

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	490,000	502,836
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	265,000	299,904
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	417,000	451,100
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	251,000	286,718
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,480,801
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	1,171,342
Valero Energy Corp. Senior Notes 1.20% due 03/15/2024	590,000	593,792
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	414,402

		6,200,895

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	192,848
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,414,000	3,526,230

263

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Halliburton Co. Senior Notes 3.80% due 11/15/2025	$22,000	$24,667
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	98,405
Halliburton Co. Senior Notes 5.00% due 11/15/2045	996,000	1,144,563
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	254,523

		5,241,236

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	166,095

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	819,367

Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	1,677,000	1,748,304
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,564,000	2,765,605
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	597,000	592,041
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	240,000	233,987
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	454,136
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	192,000	225,352
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,622,815
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	203,640	260,503
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	274,142	363,300

		8,266,043

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	4,058,548
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,568,328

		5,626,876

Security Description	Principal Amount	Value (Note 2)
Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	$300,000	$311,645
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	227,784
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	259,350
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	530,562
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	496,000	587,764
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,602,670
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	268,445
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	158,054
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	144,202
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	295,000	302,498
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	377,000	432,436
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	291,750
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	665,300
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	787,765
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	216,818
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	362,509
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	269,273
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	620,000	640,238
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	1,955,431
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	260,000	252,944
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	320,000	300,303

264

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	$103,000	$110,733
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	116,224
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	271,110
MPLX LP Senior Notes 2.65% due 08/15/2030	410,000	418,762
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	176,712
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	234,745
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	96,105
MPLX LP Senior Notes 5.50% due 02/15/2049	175,000	217,936
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,489
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	98,722
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	309,251
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	259,093
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,521,000	2,871,506
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	644,033
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	258,867
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	53,298
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	117,251
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	5,133,859
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	353,864
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,021,000	1,157,811

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	$657,000	$764,510
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,278,000	2,606,206
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	117,336
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	195,850
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	140,000	153,243
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	572,057
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,581,740
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	119,939
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	425,000	443,687
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	65,807
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	191,979
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	209,789

		30,531,255

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	253,348
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	79,860
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	402,057
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	506,490
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	495,439
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	538,439
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	606,258

265

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 2.10% due 06/15/2030	$300,000	$301,604
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	923,736
American Tower Corp. Senior Notes 2.95% due 01/15/2051	415,000	399,996
American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,463,000	1,443,156
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	194,610
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,929,216
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	672,353
American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	701,092
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	247,378
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	166,484
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	218,805
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	588,567
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	850,000	918,619
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,254,000	1,273,170
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	962,099
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	898,984
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	431,074
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	108,975
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	104,865
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	131,831

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	$270,000	$285,655
Equinix, Inc. Senior Notes 1.55% due 03/15/2028	560,000	562,543
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,399,378
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,185,000	2,371,652
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	383,557
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	921,000	1,042,388
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,616,000	1,767,791
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	235,275
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	281,943
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	400,837
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	343,893
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	297,196
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	858,946
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,806,762
Kimco Realty Corp. Senior Notes 2.70% due 10/01/2030	84,000	88,405
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	477,136
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	294,846
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,120,000	1,181,824
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	327,198
Prologis LP Senior Notes 1.25% due 10/15/2030	325,000	315,659

266

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	$340,000	$378,127
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	110,886
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	236,664
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	355,806
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	455,028
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	2,080,000	2,081,300
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	2,615,000	2,730,766
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	309,030
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	59,562
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	406,433
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	413,578
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,819,132
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	77,125
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	280,687
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	403,587
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	906,823

		48,245,923

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	203,303
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	572,000	713,858
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,593,026

		2,510,187

Security Description	Principal Amount	Value (Note 2)
Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	$3,205,000	$3,180,962

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	331,978
O’Reilly Automotive, Inc. Senior Notes 1.75% due 03/15/2031	175,000	171,935
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	210,473

		714,386

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	505,000	523,710

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	1,298,000	1,452,816
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	231,223
Lowe’s Cos., Inc. Senior Notes 1.30% due 04/15/2028	562,000	557,827
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	195,446
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	359,130

		2,796,442

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	324,928
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	259,681
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	261,649

		846,258

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	231,152
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	234,982
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	270,000	292,886

		759,020

267

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	$357,000	$417,851

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	197,780
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	150,523

		348,303

Schools — 0.1%
Emory University Notes 2.14% due 09/01/2030	510,000	530,889
Pepperdine University Notes 3.30% due 12/01/2059	290,000	301,582
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	278,007

		1,110,478

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	130,883
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	67,050

		197,933

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	402,968

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	789,863
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,796,039
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	549,505
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	747,666

		3,883,073

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	235,480	266,511

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.98% due 12/15/2055*	100,000	101,811

Security Description	Principal Amount	Value (Note 2)
Steel-Producers (continued)
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	$1,160,000	$1,175,678
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	172,958
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	500,334

		1,950,781

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	677,837

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	450,000	452,414
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	754,507
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,171,266
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,113,143
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	312,729
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	866,000	831,819
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	2,389,000	2,273,019
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	785,091
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	480,945
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	2,489,000	2,376,841
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,707,466
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,547,870
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,066,379
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	480,588
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	103,000	137,847

		15,491,924

268

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.0%
CBS Corp. Senior Notes 3.70% due 08/15/2024	$540,000	$590,652

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	362,024
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,007,000	1,086,448
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	244,791
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	370,972
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	261,301

		2,325,536

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	623,000	695,686

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	746,606
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	224,483
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	450,516
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	92,415
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	456,328
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	241,393
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	120,502

		2,332,243

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	279,832

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	375,324
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	270,707

		646,031

Security Description	Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	$251,000	$287,848

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	545,053
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	511,159

		1,056,212

Total U.S. Corporate Bonds & Notes (cost $548,594,694)		591,871,260

FOREIGN CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	479,000	477,289
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	234,023
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	309,050

		1,020,362

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	266,219
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	170,983

		437,202

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	352,456
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	88,667
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	149,122

		590,245

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	186,608	185,128
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	263,344	243,918
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	276,448	267,013
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	390,017	393,016

269

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines (continued)
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	$286,492	$295,558
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	383,799	367,543

		1,752,176

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	986,873
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	920,000	1,013,725

		2,000,598

Banks-Commercial — 1.3%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	458,926
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	294,669
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	641,961
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	740,000	801,436
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	477,023
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	229,191
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	598,950
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	191,048
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	469,514
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	256,763
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	570,217
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	348,243
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	411,455
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,467,239

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
BPCE SA Sub. Notes 4.63% due 07/11/2024*	$600,000	$669,680
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	414,459
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	330,798
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	230,552
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	546,294
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	272,620
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	444,200
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	936,234
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	201,993
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	204,740
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	303,234
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	1,012,424
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	283,646
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	298,856
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	271,688
National Australia Bank, Ltd. Sub. Notes 2.65% due 01/14/2041*	250,000	241,053
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	280,028
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	520,233
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	478,068
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	203,034
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	978,667

270

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	$400,000	$411,470
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	225,266
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	229,854
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	253,192
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	487,424
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	413,928
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	231,381
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	282,753
TC Ziraat Bankasi AS Senior Notes 5.38% due 03/02/2026*	2,138,000	2,138,218
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	664,089
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	220,289
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,743,196
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	341,780
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	322,988

		26,304,964

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	333,225
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	411,973
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	538,655

		1,283,853

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	2,304,000	2,366,589

Security Description	Principal Amount	Value (Note 2)
Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	$240,000	$240,528

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	840,731
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	338,019
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	207,151
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	577,277
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	302,352
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	409,070

		2,674,600

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	220,857

Diversified Banking Institutions — 2.6%
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	427,487
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	403,550
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	210,500
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	104,300
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	707,014
Barclays PLC Senior Notes 2.65% due 06/24/2031	870,000	894,287
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	670,674
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,671,828
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	468,621
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,874,748
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	210,000	219,431

271

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Sub. Notes 2.82% due 01/26/2041*	$620,000	$603,890
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	553,921
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	768,778
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	339,732
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	223,509
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	490,000	489,005
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	259,760
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	274,249
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	514,069
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	280,000
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	287,580
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 3.75% due 03/26/2025	2,860,000	3,160,933
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	395,183
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	570,626
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	487,073
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	307,438
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	611,398
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	588,656
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	225,272
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	229,412

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	$230,000	$335,692
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	851,329
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	208,281
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,408,431
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	258,842
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	491,823
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	228,245
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	382,067
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	466,381
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	362,220
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,778,921
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	795,000	834,577
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	90,480
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	728,253
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	416,497
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	711,432
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	362,414
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	509,493
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	250,000	270,053
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	220,332
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	450,000	525,276

272

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	$200,000	$236,850
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	220,897
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	500,000	501,123
Societe Generale SA Senior Notes 2.63% due 10/16/2024*	200,000	210,786
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	849,000	896,135
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	708,519
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	744,730
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	847,000	866,331
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	5,047,373
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	188,905
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	203,160
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	656,837
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	217,756
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,091,532
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	403,695
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	307,308
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	207,271
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,074,803
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	425,553
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	332,508
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	440,000	462,920

		52,268,955

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	$2,967,000	$3,468,687
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030	1,461,000	1,536,680

		5,005,367

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	321,719
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	269,633
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	165,143

		756,495

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	273,000	279,890
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	219,124
Anglo American Capital PLC Company Guar. Notes 3.95% due 09/10/2050*	1,958,000	2,161,231
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	230,408
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	465,566

		3,356,219

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	307,908
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	682,698

		990,606

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	399,841

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,458,399

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,601,228

273

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	$5,631,000	$6,341,132
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	230,631
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	203,740

		10,376,731

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,530,000	1,686,825

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,003,000	4,468,558
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	273,912

		4,742,470

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	168,985
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	211,449
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	238,322
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	188,959
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	579,898
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	366,001

		1,753,614

Finance-Leasing Companies — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	226,520
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	573,338
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.15% due 02/15/2024	1,000,000	1,047,779
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	156,328

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	$240,000	$256,177
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	280,000	288,200
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,943,616
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	2,194,000	2,595,102
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,726,600
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,319,003
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,142,938
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,293,050
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	427,993
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,033,000	3,305,157
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	955,000	1,016,515
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,085,000	1,226,806
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	204,200
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	214,126
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,891,156	1,692,585
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	205,966
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	156,204
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	367,835
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	2,040,000	2,139,307

274

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	$440,000	$482,772

		27,008,117

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,865,875

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	201,294

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	324,759

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	391,449

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	260,154
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	282,400
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	441,844

		984,398

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,703,969

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,858,951

Internet Content-Information/News — 0.3%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,709,414
Tencent Holdings, Ltd. Senior Notes 3.24% due 06/03/2050*	3,214,000	3,203,670

		5,913,084

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	140,700

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,607,040

Security Description	Principal Amount	Value (Note 2)
Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	$225,000	$241,482

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*	465,000	466,818
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025*	460,000	463,368
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	460,000	469,026
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	380,000	391,956
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	390,000	407,263

		2,198,431

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	240,000	231,383
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	212,048
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	131,036
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	209,354
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	176,538
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	784,255
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	400,000	412,097
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	393,340
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.38% due 07/09/2060	270,000	284,107

		2,834,158

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	201,555
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	158,043

		359,598

275

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	$260,000	$284,986

Oil Companies-Exploration & Production — 0.2%
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	1,369,000	1,540,235
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,553,978

		3,094,213

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	239,356
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	198,689
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	194,175
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	219,248
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	205,933
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,870,218
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,641,306
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	359,625
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	258,700
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	185,583
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	203,644
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	220,954
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	98,760
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	550,000	567,433
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	2,660,000	2,725,295
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	418,896

		10,607,815

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT Sec. Notes 2.00% due 04/30/2029*†(6)(12)	$874,867	$218,717
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.21% (3 ML+3.00%) due 04/30/2023*†(6)	16,922	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.21% (3 ML+3.00%) due 04/28/2027*†(6)	1,756,853	0

		218,717

Pipelines — 0.2%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,340,000	2,710,060
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	172,223
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	278,512
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	388,217
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	366,115
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	217,463

		4,132,590

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	287,146

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	250,000	260,482

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	430,997
Scentre Group Trust 2 Company Guar. Notes 4.75% due 09/24/2080	405,000	417,676

		848,673

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	241,725
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	271,420

		513,145

276

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	$230,000	$246,614
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	447,214

		693,828

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	205,232
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,295,265

		5,500,497

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	169,311
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	514,281
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	314,801

		998,393

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	274,017

Warehousing & Harbor Transportation Services — 0.1%
Adani Ports & Special Economic Zone, Ltd. Senior Notes 4.00% due 07/30/2027*	947,000	1,020,512
Adani Ports & Special Economic Zone, Ltd. Senior Notes 4.38% due 07/03/2029	946,000	1,036,026

		2,056,538

Total Foreign Corporate Bonds & Notes (cost $188,310,724)		202,091,841

U.S. GOVERNMENT AGENCIES — 24.7%
Federal Home Loan Mtg. Corp. — 4.6%
2.00% due 11/01/2040	2,564,951	2,652,342
3.00% due 01/01/2038	878,310	922,962
3.00% due 03/01/2043	881,508	958,744
3.00% due 04/01/2043	66,114	72,241
3.00% due 05/01/2043	115,638	126,860
3.00% due 10/01/2046	4,751,235	5,158,187
3.00% due 02/01/2047	1,525,571	1,674,950
3.00% due 11/01/2048	1,063,706	1,119,238
3.00% due 05/01/2050	452,851	492,650
3.00% due 06/01/2050	404,888	439,381

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 11/01/2037	$618,133	$661,551
3.50% due 05/01/2038	151,062	160,439
3.50% due 02/01/2042	97,671	107,343
3.50% due 05/01/2042	35,748	39,081
3.50% due 07/01/2042	155,897	169,947
3.50% due 03/01/2043	87,152	95,142
3.50% due 09/01/2045	2,530,068	2,730,592
3.50% due 12/01/2045	1,460,337	1,575,537
3.50% due 11/01/2046	1,667,488	1,784,593
3.50% due 12/01/2046	1,062,382	1,140,088
3.50% due 06/01/2048	661,794	703,709
3.50% due 05/01/2049	249,262	267,028
3.50% due 10/01/2049	1,154,005	1,224,095
4.00% due 07/01/2025	49,506	52,632
4.00% due 08/01/2037	131,819	143,139
4.00% due 11/01/2040	52,609	57,770
4.00% due 01/01/2041	509,397	559,287
4.00% due 04/01/2044	677,006	748,759
4.00% due 01/01/2046	829,917	914,348
4.00% due 09/01/2049	1,625,048	1,761,229
4.50% due 07/01/2025	13,531	14,380
4.50% due 07/01/2040	407,605	453,997
4.50% due 03/01/2041	20,542	23,121
4.50% due 05/01/2041	59,976	67,159
4.50% due 05/01/2042	1,094,049	1,228,171
4.50% due 06/01/2048	1,163,474	1,288,775
5.00% due 11/01/2035	12,195	14,184
5.00% due 10/01/2036	24,578	28,557
5.00% due 12/01/2036	12,066	14,008
5.00% due 10/01/2037	4,632	5,377
5.00% due 08/01/2039	21,530	25,040
5.00% due 01/01/2040	22,684	26,381
5.00% due 04/01/2040	11,210	12,669
5.50% due 05/01/2036	5,112	5,971
5.50% due 12/01/2036	1,936	2,227
5.50% due 01/01/2038	17,868	20,878
Series 267, Class 30 3.00% due 08/15/2042 STRIPS(1)	904,849	945,156
Series 323, Class 300 3.00% due 01/15/2044 STRIPS(1)	404,230	431,069
Series 262, Class 35 3.50% due 07/15/2042 STRIPS(1)	1,724,117	1,882,109
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	750,973
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,707,204
Series 2016-K722, Class B 3.85% due 07/25/2049*(3)(4)	625,000	661,051
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	694,606
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,778,451
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,730,519
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,588,609
Series KJ09, Class A2 2.84% due 09/25/2022(3)	312,345	321,733

277

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K066, Class A2 3.12% due 06/25/2027(3)	$964,000	$1,091,347
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	883,222
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,295,591
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	474,610
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,328,023
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 0.84% (1 ML+0.70%) due 09/25/2022(3)	21,063	21,087
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(7)	1,926,896	160,880
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(7)	3,339,530	291,961
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(7)	914,237	142,807
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,243,993
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,496,810
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	783,407
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	3,000,000	3,167,420
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,536,829
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	719,000	796,196
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,257,246
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,499,066
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	794,698
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	1,005,119
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)	476,340	433,814
Series 3582, Class MO zero coupon due 10/15/2039(1)	432,902	420,876
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,357,708	1,350,369
Series 4533, Class GA 3.00% due 06/15/2028(1)	353,912	364,428
Series 4474, Class HJ 3.00% due 07/15/2039(1)	129,086	139,544
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	140,315
Series 4623, Class WI 4.00% due 08/15/2044(1)(7)	72,509	8,913
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,869,424	2,010,560

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4471, Class PI 4.50% due 12/15/2040(1)(7)	$57,713	$5,487
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,622,140	1,887,259
Series 3845, Class AI 5.50% due 02/15/2036(1)(7)	58,716	11,055
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 0.63% (1 ML+0.50%) due 07/15/2042(1)	242,737	244,892
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	454,083	482,993
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	221,222	235,920
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,742,113	1,885,062
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	27,435	29,820
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	168,648	186,197
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	330,818	359,118
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	769,892	876,781
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	217,621	240,187
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,430,394	1,580,176

		94,400,317

Federal National Mtg. Assoc. — 9.2%
2.00% due 01/01/2051	149,468	154,980
2.00% due 02/01/2051	237,616	246,890
2.38% due 03/01/2023	6,918,780	7,163,400
2.41% due 05/01/2023	98,895	102,307
2.42% due 10/01/2029	1,900,000	2,050,419
2.50% due 11/01/2031	69,004	72,605
2.50% due 11/01/2046	543,488	580,298
2.50% due 02/01/2050	1,369,558	1,442,448
2.50% due 06/01/2050	969,311	1,040,068
2.50% due 07/01/2050	1,093,147	1,169,680
2.50% due 12/01/2050	990,818	1,043,097
2.55% due 05/01/2023	101,892	105,663
2.70% due 04/01/2025	9,480,725	10,193,047
2.77% due 03/01/2022	451,101	457,600
2.82% due 07/01/2022	2,919,645	2,984,945
2.83% due 05/01/2027	2,500,000	2,755,859
2.84% due 04/01/2025	3,759,858	4,061,897
2.89% due 05/01/2027	3,676,287	4,046,648
2.92% due 02/01/2030	1,585,013	1,764,119
2.92% due 05/01/2030	2,000,000	2,246,415
2.93% due 01/01/2025	2,827,744	3,050,596
2.94% due 05/01/2030	1,680,000	1,878,595
2.97% due 06/01/2030	1,909,966	2,135,999
3.00% due 11/01/2028	197,361	211,909
3.00% due 12/01/2031	837,741	903,816
3.00% due 08/01/2033	939,661	991,324
3.00% due 07/01/2037	263,930	278,193
3.00% due 11/01/2037	471,781	497,288
3.00% due 05/01/2043	393,670	425,478
3.00% due 06/01/2043	1,238,607	1,350,190

278

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 09/01/2046	$986,374	$1,071,353
3.00% due 11/01/2046	3,427,513	3,720,084
3.00% due 12/01/2046	437,000	463,658
3.00% due 01/01/2048	1,926,884	2,030,704
3.00% due 02/01/2048	276,837	291,817
3.00% due 08/01/2049	1,201,465	1,267,160
3.00% due 06/01/2050	443,399	484,994
3.00% due 08/01/2050	252,216	265,467
3.00% due 09/01/2050	118,411	124,830
3.03% due 04/01/2030	2,000,000	2,254,786
3.04% due 12/01/2024	2,474,798	2,675,779
3.07% due 09/01/2024	4,000,839	4,306,960
3.10% due 09/01/2025	3,184,262	3,497,607
3.12% due 06/01/2035	2,000,000	2,286,827
3.16% due 02/01/2032	2,737,933	3,143,230
3.50% due 04/01/2038	467,389	498,978
3.50% due 01/01/2041	578,924	629,393
3.50% due 11/01/2041	15,327	16,850
3.50% due 01/01/2042	206,098	226,950
3.50% due 04/01/2043	89,860	98,244
3.50% due 07/01/2043	750,406	814,403
3.50% due 08/01/2043	390,201	426,472
3.50% due 03/01/2045	513,188	552,778
3.50% due 11/01/2045	342,594	368,822
3.50% due 03/01/2046	165,214	177,471
3.50% due 07/01/2046	1,155,113	1,260,007
3.50% due 12/01/2046	332,851	357,298
3.50% due 03/01/2060	2,451,352	2,721,908
3.76% due 12/01/2035	1,848,716	2,215,827
3.77% due 12/01/2025	1,450,635	1,634,235
3.81% due 12/01/2028	920,000	1,077,269
3.95% due 01/01/2027	133,031	152,751
4.00% due 01/01/2035	3,170,095	3,548,695
4.00% due 09/01/2040	1,641,618	1,801,930
4.00% due 11/01/2040	1,114,779	1,226,312
4.00% due 06/01/2041	826,507	906,785
4.00% due 10/01/2041	801,657	882,081
4.00% due 11/01/2041	343,282	376,354
4.00% due 01/01/2042	2,548,801	2,800,890
4.00% due 04/01/2042	496,978	547,372
4.00% due 10/01/2042	497,784	546,549
4.00% due 12/01/2042	309,549	342,153
4.00% due 01/01/2043	1,095,546	1,211,352
4.00% due 06/01/2043	508,563	557,500
4.00% due 07/01/2043	255,016	279,534
4.00% due 04/01/2044	265,840	292,411
4.00% due 06/01/2045	1,026,298	1,125,443
4.00% due 02/01/2046	13,855	15,063
4.00% due 08/01/2048	809,580	868,692
4.00% due 10/01/2049	1,462,589	1,588,222
4.50% due 05/01/2025	7,242	7,684
4.50% due 03/01/2034	55,440	61,575
4.50% due 05/01/2040	17,439	19,418
4.50% due 10/01/2040	21,892	24,377
4.50% due 02/01/2041	591,501	662,237
4.50% due 04/01/2041	1,103,794	1,242,044
4.50% due 07/01/2042	517,332	579,813
4.50% due 11/01/2042	1,142,728	1,271,096
4.50% due 01/01/2043	869,630	976,608
4.50% due 04/01/2044	65,748	73,617
4.50% due 06/01/2044	2,311,863	2,585,418
4.50% due 07/01/2049	1,695,579	1,860,924

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2049	$941,328	$1,058,093
5.00% due 03/01/2034	12,390	13,989
5.00% due 04/01/2034	15,882	18,431
5.00% due 05/01/2035	9,512	11,039
5.00% due 07/01/2035	23,384	26,127
5.00% due 08/01/2035	22,622	26,214
5.00% due 09/01/2035	6,870	7,889
5.00% due 10/01/2035	28,675	33,274
5.00% due 10/01/2039	14,556	16,760
5.00% due 11/01/2039	34,396	39,962
5.00% due 12/01/2039	35,724	41,510
5.00% due 02/01/2040	31,298	36,377
5.00% due 06/01/2040	22,380	26,017
5.00% due 03/01/2042	3,961,077	4,585,388
5.50% due 11/01/2034	2,497	2,914
5.50% due 01/01/2036	94,595	110,481
5.50% due 11/01/2036	29,871	34,918
5.50% due 06/01/2037	100,561	118,061
5.50% due 08/01/2037	86,287	100,861
5.50% due 01/01/2038	15,896	18,663
5.50% due 12/01/2038	2,046,463	2,389,375
5.58% due 03/01/2038	1,275,889	1,480,913
6.00% due 02/01/2033	24,413	27,491
6.00% due 10/01/2035	9,447	11,298
6.00% due 01/01/2036	12,749	15,321
6.00% due 02/01/2037	8,363	9,965
6.00% due 03/01/2037	5,324	6,400
6.00% due 04/01/2037	9,138	11,001
6.00% due 06/01/2037	98,992	119,185
6.00% due 06/01/2038	41,731	50,037
6.00% due 10/01/2038	5,792	6,973
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,522,273	1,682,525
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	775,600	715,307
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	1,141,345	1,128,288
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	1,275,000	1,287,747
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	391,614
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	88,171	88,296
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	530,000	542,509
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	87,055	88,170
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	203,340	210,787
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,745,743	2,930,860
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	13,738,820	14,629,571
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(7)	225,917	25,155
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(7)	56,634	5,284
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	466,940	500,258

279

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	$112,818	$122,514
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	326,454	334,777
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	292,196	313,144
3.50% due 06/25/2044(1)	184,035	200,106
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	691,549	726,963
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	137,092	152,662
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(7)	259,777	48,936
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,262,328	1,453,419
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,628,378	1,962,563
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	351,574	415,376
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,595,844
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,480,915	2,697,152
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 1.08% (1 ML+0.93%) due 11/25/2022(3)	276,023	276,669
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 1.94% due 10/25/2030(3)(4)(7)	6,556,181	752,991
Series 2020-M38, Class X2 1.99% due 11/25/2028(3)(4)(7)	2,250,000	288,155
Series 2021-M3, Class X1 2.01% due 11/25/2033(3)(4)(7)	5,605,000	826,525
Series 2017-M3, Class A2 2.48% due 12/25/2026(3)(4)	349,655	378,295
Series 2017-M4, Class A2 2.58% due 12/25/2026(3)(4)	2,403,000	2,618,475
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,159,924
Series 2015-M2, Class A3 3.03% due 12/25/2024(3)(4)	731,146	791,634
Series 2018-M4, Class A2 3.05% due 03/25/2028(3)(4)	845,000	955,883
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,334,816
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,248,000	1,396,614
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	688,862
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,552,752	1,723,126
Series 2017-M5, Class A2 3.16% due 04/25/2029(3)(4)	1,062,000	1,206,475
Series 2018-M10, Class A2 3.37% due 07/25/2028(3)(4)	1,514,000	1,748,026
Series 2018-M12, Class A2 3.64% due 08/25/2030(3)(4)	1,800,000	2,131,935

		188,785,993

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 5.9%
2.00% due February 30 TBA	$3,150,000	$3,268,371
2.50% due 11/20/2050	1,839,186	1,935,795
2.50% due 12/20/2050	11,541,508	12,148,041
2.50% due 01/20/2051	6,405,000	6,735,682
2.50% due 02/20/2051(6)	1,250,000	1,317,163
2.50% due February 30 TBA	2,925,000	3,076,049
3.00% due 11/20/2044	312,677	333,312
3.00% due 04/20/2045	375,251	401,168
3.00% due 04/20/2046	102,687	109,229
3.00% due 08/20/2046	190,478	203,418
3.00% due 09/20/2046	489,170	522,424
3.00% due 09/20/2047	785,804	834,538
3.00% due 11/20/2047	2,307,041	2,451,945
3.00% due 01/20/2048	3,844,840	4,084,122
3.00% due 08/20/2050	465,272	488,495
3.00% due 09/20/2050	659,864	695,969
3.00% due February 30 TBA	275,000	288,251
3.50% due 10/20/2033	826,478	884,241
3.50% due 11/15/2040	47,087	50,530
3.50% due 12/15/2041	105,759	122,411
3.50% due 02/15/2042	126,490	139,213
3.50% due 04/15/2042	17,372	19,208
3.50% due 05/20/2046	547,483	592,433
3.50% due 11/20/2047	5,692,930	6,088,093
3.50% due 08/20/2050	2,183,142	2,416,793
3.50% due February 30 TBA	5,012,500	5,310,117
4.00% due 12/20/2042	1,087,422	1,221,153
4.00% due 09/20/2044	383,808	424,782
4.00% due 03/20/2048	89,550	96,729
4.00% due 05/20/2048	225,255	242,938
4.00% due 07/20/2049	403,204	432,075
4.00% due February 30 TBA	2,975,000	3,180,868
4.25% due 01/20/2045	1,146,772	1,298,830
4.25% due 02/20/2045	1,376,011	1,559,069
4.25% due 04/20/2045	1,185,506	1,342,923
4.25% due 06/20/2045	862,790	977,628
4.50% due 04/15/2039	62,845	75,446
4.50% due 05/15/2039	26,182	29,896
4.50% due 09/15/2039	37,582	43,273
4.50% due 01/15/2040	132,396	148,933
4.50% due 02/15/2040	173,481	195,265
4.50% due 03/15/2040	42,193	47,137
4.50% due 04/15/2040	68,952	77,582
4.50% due 06/15/2040	100,057	112,494
4.50% due 07/15/2040	36,728	41,447
4.50% due 01/20/2041	65,010	73,926
4.50% due 06/20/2041	62,818	70,355
4.50% due 09/20/2041	1,012,562	1,136,536
4.50% due 07/20/2045	667,301	726,155
4.50% due 05/20/2048	1,202,529	1,301,020
4.50% due 04/20/2049	117,625	127,907
4.50% due 07/20/2049	486,912	530,589
4.50% due 09/20/2049	3,316,853	3,710,292
4.50% due 11/20/2049	2,035,989	2,244,810
5.50% due 12/15/2036	32,729	37,119
5.50% due 04/15/2038	8,234	9,515
5.50% due 01/20/2042	35,021	41,046
6.00% due 12/15/2032	14,135	15,909
6.00% due 01/15/2039	11,278	12,667
Government National Mtg. Assoc. REMIC Series 2010-157, Class OP zero coupon due 12/20/2040(1)	148,657	138,721

280

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	$152,974	$169,753
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	103,357	113,590
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	2,372,979	2,612,495
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,049,236	1,193,236
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,024,060	1,175,618
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.59% (1 ML+0.44%) due 06/20/2065(1)	728,399	729,520
Series 2015-H16, Class FG 0.59% (1 ML+0.44%) due 07/20/2065(1)	1,175,595	1,177,433
Series 2015-H16, Class FL 0.59% (1 ML+0.44%) due 07/20/2065(1)	2,586,444	2,590,626
Series 2011-H06, Class FA 0.60% (1 ML+0.45%) due 02/20/2061(1)	1,003,429	1,004,823
Series 2015-H07, Class ES 0.61% (1 ML+0.47%) due 02/20/2065(1)	1,674,403	1,675,629
Series 2015-H05, Class FC 0.63% (1 ML+0.48%) due 02/20/2065(1)	3,197,052	3,190,991
Series 2015-H06, Class FA 0.63% (1 ML+0.48%) due 02/20/2065(1)	2,289,686	2,295,354
Series 2015-H08, Class FC 0.63% (1 ML+0.48%) due 03/20/2065(1)	5,622,949	5,638,879
Series 2015-H10, Class FC 0.63% (1 ML+0.48%) due 04/20/2065(1)	3,419,367	3,429,630
Series 2015-H12, Class FA 0.63% (1 ML+0.48%) due 05/20/2065(1)	2,032,723	2,020,380
Series 2013-H18, Class EA 0.65% (1 ML+0.50%) due 07/20/2063(1)	1,442,330	1,445,171
Series 2015-H23, Class FB 0.67% (1 ML+0.52%) due 09/20/2065(1)	1,021,704	1,026,138
Series 2015-H26, Class FG 0.67% (1 ML+0.52%) due 10/20/2065(1)	702,863	705,533
Series 2012-H08, Class FB 0.75% (1 ML+0.60%) due 03/20/2062(1)	1,051,461	1,055,602
Series 2014-H09, Class TA 0.75% (1 ML+0.60%) due 04/20/2064(1)	847,553	851,278
Series 2015-H29, Class FL 0.75% (1 ML+0.60%) due 11/20/2065(1)	2,536,234	2,552,958
Series 2015-H30, Class FE 0.75% (1 ML+0.60%) due 11/20/2065(1)	2,790,780	2,811,800

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2015-H32, Class FH 0.81% (1 ML+0.66%) due 12/20/2065(1)	$842,932	$850,891
Series 2016-H26, Class FC 1.15% (1 ML+1.00%) due 12/20/2066(1)	520,664	532,188
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.41% due 06/16/2047(3)(4)	760,663	790,630
Series 2015-137, Class WA 5.52% due 01/20/2038(1)(4)	34,149	40,214
Series 2015-137, Class W 5.54% due 10/20/2040(1)(4)	1,758,363	2,036,677

		119,959,083

Resolution Funding Corp — 0.0%
zero coupon due 01/15/2030 STRIPS	1,000,000	882,533

Small Business Administration — 0.3%
Series 2013-20D, Class 1 2.08% due 04/01/2033	775,694	794,543
Series 2012-20H, Class 1 2.37% due 08/01/2032	398,339	410,157
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,018,191	1,074,980
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,339,153	1,421,661
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,444,678	1,533,234
Series 2013-20I, Class 1 3.62% due 09/01/2033	723,736	789,948

		6,024,523

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	405,000	585,394
4.63% due 09/15/2060	240,000	360,941

		946,335

Uniform Mtg. Backed Securities — 4.6%
1.50% due February 15 TBA	2,375,000	2,433,911
1.50% due February 30 TBA	950,000	953,340
1.50% due March 30 TBA	1,575,000	1,578,691
2.00% due February 15 TBA	2,250,000	2,349,756
2.00% due February 30 TBA	4,850,000	5,003,457
2.00% due March 15 TBA	3,375,000	3,519,476
2.00% due March 30 TBA	25,755,000	26,523,626
2.00% due April 30 TBA	8,735,000	8,978,624
2.50% due February 15 TBA	2,250,000	2,363,027
2.50% due February 30 TBA	4,790,000	5,044,843
2.50% due March 15 TBA	2,225,000	2,335,384
2.50% due March 30 TBA	4,775,000	5,020,465
2.50% due April 30 TBA	3,175,000	3,332,510
3.00% due February 15 TBA	1,700,000	1,795,957
3.00% due February 30 TBA	2,825,000	2,970,609
3.00% due March 30 TBA	7,650,000	8,047,292
3.50% due February 30 TBA	1,750,000	1,860,469
3.50% due March 30 TBA	6,975,000	7,419,384
4.00% due February 30 TBA	1,075,000	1,152,748
4.00% due March 30 TBA	1,050,000	1,126,966

		93,810,535

Total U.S. Government Agencies (cost $487,151,800)		504,809,319

281

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 14.5%
United States Treasury Bonds — 6.5%
zero coupon due 08/15/2021 STRIPS	$2,430,000	$2,428,984
zero coupon due 11/15/2021 STRIPS	1,335,000	1,334,041
zero coupon due 02/15/2022 STRIPS	1,545,000	1,542,987
zero coupon due 05/15/2022 STRIPS	3,980,000	3,975,388
zero coupon due 08/15/2022 STRIPS	1,785,000	1,782,439
zero coupon due 11/15/2022 STRIPS	7,785,000	7,768,984
zero coupon due 02/15/2023 STRIPS	7,735,000	7,716,200
zero coupon due 05/15/2023 STRIPS	8,880,000	8,851,525
zero coupon due 08/15/2023 STRIPS	3,185,000	3,171,619
zero coupon due 05/15/2024 STRIPS	90,000	89,221
zero coupon due 11/15/2024 STRIPS	710,000	701,157
zero coupon due 02/15/2025 STRIPS	800,000	787,990
zero coupon due 08/15/2026 STRIPS	90,000	86,815
zero coupon due 08/15/2027 STRIPS	1,170,000	1,109,812
zero coupon due 11/15/2027 STRIPS	1,620,000	1,528,167
zero coupon due 02/15/2028 STRIPS	1,800,000	1,689,898
zero coupon due 08/15/2028 STRIPS	1,440,000	1,338,710
zero coupon due 11/15/2028 STRIPS	1,260,000	1,163,869
zero coupon due 11/15/2029 STRIPS	710,000	642,955
zero coupon due 11/15/2030 STRIPS	1,270,000	1,121,944
zero coupon due 05/15/2033 STRIPS	400,000	334,164
zero coupon due 08/15/2033 STRIPS	630,000	523,145
zero coupon due 02/15/2034 STRIPS	1,765,000	1,449,574
zero coupon due 08/15/2034 STRIPS	540,000	438,347
zero coupon due 11/15/2034 STRIPS	630,000	508,728
zero coupon due 02/15/2035 STRIPS	540,000	433,298
zero coupon due 05/15/2035 STRIPS	990,000	789,548
1.13% due 05/15/2040	730,000	666,125
1.25% due 05/15/2050	4,575,000	3,941,648
1.38% due 08/15/2050	340,000	302,653
1.63% due 11/15/2050	2,750,000	2,603,477
1.75% due 01/15/2028 TIPS(8)	1,453,362	1,795,243
2.00% due 02/15/2050	6,910,000	7,159,138
2.25% due 08/15/2046	3,052,000	3,333,475
2.38% due 11/15/2049	10,750,000	12,067,295

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
2.50% due 01/15/2029 TIPS(8)	$4,618,025	$6,089,479
2.50% due 02/15/2045	3,900,000	4,460,168
2.88% due 05/15/2043	4,565,000	5,553,608
2.88% due 08/15/2045	2,600,000	3,173,828
2.88% due 05/15/2049	59,000	72,872
3.00% due 11/15/2044	317,000	394,145
3.00% due 02/15/2048	330,000	414,717
3.13% due 02/15/2043	3,050,000	3,854,199
3.63% due 08/15/2043	2,975,000	4,047,395
3.63% due 02/15/2044	1,250,000	1,704,004
3.75% due 11/15/2043	10,239,000	14,192,214
4.25% due 11/15/2040	543,000	788,326
4.38% due 02/15/2038	360,000	519,145
4.38% due 05/15/2041	1,400,000	2,071,945
5.25% due 11/15/2028	90,000	119,918

		132,634,526

United States Treasury Notes — 8.0%
0.13% due 01/15/2022 TIPS(8)	4,461,146	4,553,100
0.13% due 12/31/2022	36,000,000	36,002,812
0.38% due 12/31/2025	26,000,000	25,926,875
0.38% due 09/30/2027	1,350,000	1,319,203
0.88% due 11/15/2030	3,900,000	3,821,391
1.13% due 02/28/2025	10,000,000	10,324,219
1.38% due 01/31/2022	28,000,000	28,355,469
1.38% due 08/31/2023	3,500,000	3,609,922
1.50% due 02/28/2023	2,000,000	2,056,406
1.63% due 02/15/2026	11,400	12,064
1.63% due 08/15/2029	400,000	422,078
1.75% due 02/28/2022	5,700,000	5,800,195
1.75% due 07/15/2022	3,450,000	3,531,938
1.75% due 09/30/2022	1,500,000	1,540,606
1.75% due 01/31/2023	4,000,000	4,129,375
1.75% due 05/15/2023	2,808,000	2,910,668
1.75% due 12/31/2024	11,953,800	12,626,668
1.75% due 12/31/2026	1,887,300	2,014,177
1.88% due 11/30/2021	2,400,000	2,435,250
2.13% due 06/30/2022	1,000,000	1,028,320
2.13% due 02/29/2024	263,000	278,513
2.25% due 10/31/2024	1,000,000	1,073,359
2.25% due 11/15/2024	58,000	62,291
2.25% due 11/15/2025	430,000	467,423
2.25% due 02/15/2027	3,409,000	3,739,513
2.50% due 08/15/2023	2,000,000	2,118,984
2.75% due 05/31/2023	377,000	399,797
2.75% due 11/15/2023	600,000	643,148
2.88% due 05/31/2025	3,041,000	3,370,996
2.88% due 05/15/2028	245,000	280,917

		164,855,677

Total U.S. Government Treasuries (cost $285,411,143)		297,490,203

MUNICIPAL BONDS & NOTES — 1.5%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	702,114
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,892,437

282

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	$5,231,000	$5,157,086
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	5,023,178
Ohio State University Revenue Bonds Series A 4.05% due 12/01/2056	244,000	316,954
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 08/15/2028	1,578,000	1,824,342
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	814,777
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,572,487
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,093,193
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	586,663
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,826,169
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	399,268
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,904,613

Total Municipal Bonds & Notes (cost $27,682,198)		30,113,281

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	447,960

Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	646,873

Sovereign — 0.5%
Dominican Republic Senior Notes 4.50% due 01/30/2030*	2,415,000	2,524,882
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	369,836

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	$319,000	$315,153
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	270,344
Republic of Colombia Senior Notes 3.13% due 04/15/2031	290,000	299,573
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	214,502
Republic of Colombia Senior Notes 4.13% due 05/15/2051	270,000	283,230
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	352,468
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	139,950
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	245,502
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	82,350
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	538,046
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	608,658
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	383,477
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	228,902
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	416,579
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	440,504
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,212,300

		8,926,256

Total Foreign Government Obligations (cost $9,593,119)		10,021,089

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027(11)	3,380,000	3,641,950

Banks-Super Regional — 0.0%
Wells Fargo & Co. Jr. Sub. Notes 3.09% due 03/15/2026(11)	465,000	465,000

283

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.5%
Bank of America Corp. Series Z 6.50% due 10/23/2024(11)	$2,114,000	$2,406,155
Bank of America Corp. Series AA 6.10% due 03/17/2025(11)	3,305,000	3,720,967
Bank of America Corp. Series FF 5.88% due 03/15/2028(11)	2,572,000	2,851,229

		8,978,351

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Series H 4.00% due 12/01/2030(11)	495,000	509,850

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(11)	316,000	343,650

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(11)	180,000	189,000

Pipelines — 0.0%
Enbridge, Inc. 5.75% due 07/15/2080	255,000	281,670
Enbridge, Inc. 6.25% due 03/01/2078	200,000	216,654

		498,324

Total Preferred Securities/Capital Securities (cost $13,398,653)		14,626,125

Total Long-Term Investment Securities (cost $1,900,125,108)		1,998,806,048

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Institutional Liquid Reserves Fund, Trust Class 0.02%(9) (cost $50,005,972)	49,995,920	50,005,920

REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $108,106,000 and collateralized by $110,415,000 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $110,268,207 (cost $108,106,000)	$108,106,000	108,106,000

TOTAL INVESTMENTS (cost $2,058,237,080)(10)	105.3%	2,156,917,968
Liabilities in excess of other assets	(5.3)	(108,703,295)

NET ASSETS	100.0%	$2,048,214,673

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $469,791,087 representing 22.9% of net assets.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2021.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of January 31, 2021.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/02/2004	$874,867	$123,726	$218,717	$25.00	0.01%

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

284

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The rates shown on FRS and VRS are the current interest rates as of January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

177	Long	U.S. Treasury 2 Year Notes	March 2021	$39,080,292	$39,112,851	$32,559

317	Short	U.S. Treasury 10 Year Ultra Notes	March 2021	49,604,396	48,763,515	840,881

						$873,440

						Unrealized (Depreciation)

199	Long	U.S. Treasury Ultra Bonds	March 2021	$42,448,218	$40,739,031	$(1,709,187)

		Unrealized Appreciation (Depreciation)				$(835,747)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$332,595,229	$15,187,701	$347,782,930
U.S. Corporate Bonds & Notes	—	591,871,260	—	591,871,260
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	218,717	218,717
Other Industries	—	201,873,124	—	201,873,124
U.S. Government Agencies:
Government National Mtg. Assoc.	—	118,641,920	1,317,163	119,959,083
Other Industries	—	384,850,236	—	384,850,236
U.S. Government Treasuries	—	297,490,203	—	297,490,203
Municipal Bonds & Notes	—	30,113,281	—	30,113,281
Foreign Government Obligations	—	10,021,089	—	10,021,089
Preferred Securities/Capital Securities	—	14,626,125	—	14,626,125
Short-Term Investment Securities	50,005,920	—	—	50,005,920
Repurchase Agreements	—	108,106,000	—	108,106,000

Total Investments at Value	$50,005,920	$2,090,188,467	$16,723,581	$2,156,917,968

Other Financial Instruments:+
Futures Contracts	$873,440	$—	$—	$873,440

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,709,187	$—	$—	$1,709,187

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

285

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.6%
Medical-Biomedical/Gene	5.4
Internet Content-Entertainment	4.3
Electronic Components-Semiconductors	3.8
Computer Software	3.7
E-Commerce/Services	3.7
Semiconductor Equipment	3.3
Enterprise Software/Service	3.0
Computer Aided Design	2.9
Energy-Alternate Sources	2.4
Medical Labs & Testing Services	2.4
Diversified Manufacturing Operations	2.4
Computer Data Security	2.3
Advertising Services	1.9
Medical-Drugs	1.8
Building & Construction Products-Misc.	1.7
Retail-Apparel/Shoe	1.7
Retail-Auto Parts	1.6
Finance-Investment Banker/Broker	1.5
Consulting Services	1.5
Communications Software	1.5
Electric Products-Misc.	1.4
Medical-Wholesale Drug Distribution	1.4
Office Automation & Equipment	1.4
Power Converter/Supply Equipment	1.4
Entertainment Software	1.4
Retail-Restaurants	1.3
Respiratory Products	1.2
Electronic Measurement Instruments	1.2
Distribution/Wholesale	1.2
Internet Application Software	1.2
Instruments-Controls	1.1
Retail-Gardening Products	1.1
Data Processing/Management	1.1
Transport-Truck	1.1
Therapeutics	1.1
Electronic Connectors	1.1
Tools-Hand Held	1.0
Patient Monitoring Equipment	1.0
Pharmacy Services	1.0
Consumer Products-Misc.	1.0
Medical-Outpatient/Home Medical	0.9
Retail-Perfume & Cosmetics	0.8
Applications Software	0.8
Banks-Commercial	0.8
Electronic Components-Misc.	0.8
Medical Products	0.8
Retail-Automobile	0.7
E-Commerce/Products	0.7
Containers-Metal/Glass	0.7
Machinery-Pumps	0.7
Drug Delivery Systems	0.7
Metal-Copper	0.7
Commercial Services	0.7
Decision Support Software	0.7
Brewery	0.6
Aerospace/Defense-Equipment	0.6
Repurchase Agreements	0.6
Medical-HMO	0.6
Retail-Vision Service Center	0.6
Private Equity	0.6
Internet Gambling	0.5

Recreational Vehicles	0.5%
Building-Mobile Home/Manufactured Housing	0.5
Insurance-Property/Casualty	0.5
Medical-Hospitals	0.5
Casino Hotels	0.5
Dental Supplies & Equipment	0.5
Airlines	0.4
Insurance Brokers	0.3

100.4%

*	Calculated as a percentage of net assets

286

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.8%
Advertising Services — 1.9%
Trade Desk, Inc., Class A†	12,860	$9,850,632

Aerospace/Defense-Equipment — 0.6%
HEICO Corp., Class A	30,820	3,276,474

Airlines — 0.4%
Delta Air Lines, Inc.	56,100	2,129,556

Applications Software — 0.8%
Five9, Inc.†	25,808	4,290,580

Banks-Commercial — 0.8%
First Republic Bank	29,200	4,233,708

Brewery — 0.6%
Constellation Brands, Inc., Class A	15,800	3,332,694

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	51,900	4,476,375
Trex Co., Inc.†	48,600	4,460,022

		8,936,397

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	22,092	2,673,353

Casino Hotels — 0.5%
Las Vegas Sands Corp.	50,900	2,447,781

Commercial Services — 0.7%
CoStar Group, Inc.†	3,970	3,571,849

Commercial Services-Finance — 5.6%
Affirm Holdings, Inc.†	2,926	291,400
Avalara, Inc.†	17,100	2,565,000
Equifax, Inc.	34,100	6,039,451
Global Payments, Inc.	27,800	4,907,256
IHS Markit, Ltd.	62,500	5,442,500
MarketAxess Holdings, Inc.	8,200	4,434,232
S&P Global, Inc.	7,100	2,250,700
Square, Inc., Class A†	14,600	3,153,016

		29,083,555

Communications Software — 1.5%
RingCentral, Inc., Class A†	20,400	7,607,568

Computer Aided Design — 2.9%
Cadence Design Systems, Inc.†	51,400	6,702,046
Synopsys, Inc.†	33,000	8,429,850

		15,131,896

Computer Data Security — 2.3%
Crowdstrike Holdings, Inc., Class A†	33,200	7,164,560
Zscaler, Inc.†	24,200	4,832,740

		11,997,300

Computer Software — 3.7%
MongoDB, Inc.†	14,600	5,396,306
Snowflake, Inc., Class A†	4,900	1,335,005
Splunk, Inc.†	34,200	5,644,026
Twilio, Inc., Class A†	19,300	6,936,999

		19,312,336

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	68,500	5,834,145
FTI Consulting, Inc.†	17,400	1,913,478

		7,747,623

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	20,200	4,933,850

Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.7%
Ball Corp.	42,500	$3,740,850

Data Processing/Management — 1.1%
DocuSign, Inc.†	24,800	5,775,672

Decision Support Software — 0.7%
MSCI, Inc.	8,500	3,360,050

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	4,500	2,364,210

Distribution/Wholesale — 1.2%
Copart, Inc.†	54,900	6,025,275

Diversified Manufacturing Operations — 2.4%
Carlisle Cos., Inc.	20,800	3,014,544
ITT, Inc.	50,700	3,787,797
Trane Technologies PLC	39,100	5,604,985

		12,407,326

Drug Delivery Systems — 0.7%
DexCom, Inc.†	9,800	3,673,530

E-Commerce/Products — 0.7%
Chewy, Inc., Class A†	37,200	3,787,704

E-Commerce/Services — 3.7%
Airbnb, Inc., Class A†	9,984	1,833,362
Booking Holdings, Inc.†	1,880	3,655,341
Lyft, Inc., Class A†	64,700	2,876,562
Match Group, Inc.†	53,791	7,523,209
Zillow Group, Inc., Class C†	25,500	3,326,730

		19,215,204

Electric Products-Misc. — 1.4%
AMETEK, Inc.	37,300	4,224,598
Littelfuse, Inc.	13,000	3,163,810

		7,388,408

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	36,014	4,136,568

Electronic Components-Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	53,900	4,615,996
Cree, Inc.†	18,200	1,839,656
Marvell Technology Group, Ltd.	60,200	3,097,892
Microchip Technology, Inc.	42,600	5,798,286
Xilinx, Inc.	31,200	4,073,784

		19,425,614

Electronic Connectors — 1.1%
Amphenol Corp., Class A	43,600	5,444,768

Electronic Measurement Instruments — 1.2%
Keysight Technologies, Inc.†	42,700	6,045,893

Energy-Alternate Sources — 2.4%
Enphase Energy, Inc.†	40,700	7,421,645
SolarEdge Technologies, Inc.†	17,900	5,161,107

		12,582,752

Enterprise Software/Service — 3.0%
Coupa Software, Inc.†	12,800	3,966,336
HubSpot, Inc.†	15,800	5,880,760
Veeva Systems, Inc., Class A†	20,900	5,777,596

		15,624,692

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	35,092	7,034,191

287

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	97,080	$5,003,503
Evercore, Inc., Class A	27,000	2,945,700

		7,949,203

Instruments-Controls — 1.1%
Mettler-Toledo International, Inc.†	5,070	5,922,267

Insurance Brokers — 0.3%
Selectquote, Inc.†	60,500	1,277,760

Insurance-Property/Casualty — 0.5%
Progressive Corp.	30,400	2,650,576

Internet Application Software — 1.2%
Okta, Inc.†	23,000	5,957,230

Internet Content-Entertainment — 4.3%
Pinterest, Inc., Class A†	75,600	5,179,356
Roku, Inc.†	22,300	8,675,369
Spotify Technology SA†	26,400	8,316,000

		22,170,725

Internet Gambling — 0.5%
DraftKings, Inc., Class A†	52,000	2,813,720

Machinery-Pumps — 0.7%
Ingersoll Rand, Inc.†	88,873	3,718,446

Medical Labs & Testing Services — 2.4%
Catalent, Inc.†	44,900	5,165,745
Teladoc Health, Inc.†	28,100	7,413,623

		12,579,368

Medical Products — 0.8%
Cooper Cos., Inc.	11,100	4,040,844

Medical-Biomedical/Gene — 5.4%
Alnylam Pharmaceuticals, Inc.†	31,800	4,785,264
Exact Sciences Corp.†	47,750	6,549,390
Exelixis, Inc.†	154,200	3,424,782
Ionis Pharmaceuticals, Inc.†	30,800	1,850,156
Maravai LifeSciences Holdings, Inc., Class A†	115,579	4,026,772
Royalty Pharma PLC, Class A	74,700	3,511,647
Seagen, Inc.†	22,500	3,696,075

		27,844,086

Medical-Drugs — 1.8%
Horizon Therapeutics PLC†	80,600	5,841,888
Jazz Pharmaceuticals PLC†	22,646	3,521,453

		9,363,341

Medical-HMO — 0.6%
Centene Corp.†	52,426	3,161,288

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	51,400	2,604,952

Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	15,400	4,424,574

Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	41,700	7,275,399

Metal-Copper — 0.7%
Freeport-McMoRan, Inc.†	133,400	3,589,794

Security Description	Shares	Value (Note 2)
Office Automation & Equipment — 1.4%
Zebra Technologies Corp., Class A†	18,588	$7,208,984

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	19,500	5,210,010

Pharmacy Services — 1.0%
Cigna Corp.	22,800	4,948,740

Power Converter/Supply Equipment — 1.4%
Generac Holdings, Inc.†	29,200	7,195,464

Private Equity — 0.6%
Blackstone Group, Inc., Class A	43,800	2,942,922

Recreational Vehicles — 0.5%
Brunswick Corp.	32,300	2,792,658

Respiratory Products — 1.2%
ResMed, Inc.	30,600	6,168,042

Retail-Apparel/Shoe — 1.7%
Burlington Stores, Inc.†	19,100	4,753,990
Lululemon Athletica, Inc.†	12,592	4,138,739

		8,892,729

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	19,500	8,296,665

Retail-Automobile — 0.7%
CarMax, Inc.†	32,600	3,839,628

Retail-Gardening Products — 1.1%
Tractor Supply Co.	41,500	5,882,210

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	15,400	4,308,304

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	4,700	6,956,000

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	64,700	3,000,139

Semiconductor Equipment — 3.3%
Entegris, Inc.	62,300	6,129,697
Lam Research Corp.	10,400	5,033,080
Teradyne, Inc.	51,200	5,810,176

		16,972,953

Therapeutics — 1.1%
Agios Pharmaceuticals, Inc.†	53,800	2,526,986
Neurocrine Biosciences, Inc.†	27,200	2,985,200

		5,512,186

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	30,200	5,239,398

Transport-Truck — 1.1%
Old Dominion Freight Line, Inc.	28,850	5,596,900

Total Long-Term Investment Securities (cost $346,922,074)		516,897,364

288

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $3,269,000 and collateralized by $3,338,900 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $3,334,461 (cost $3,269,000)	$3,269,000	$3,269,000

TOTAL INVESTMENTS (cost $350,191,074)(1)	100.4%	520,166,364
Liabilities in excess of other assets	(0.4)	(2,058,872)

NET ASSETS	100.0%	$518,107,492

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$516,897,364	$—	$—	$516,897,364
Repurchase Agreements	—	3,269,000	—	3,269,000

Total Investments at Value	$516,897,364	$3,269,000	$—	$520,166,364

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

289

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Computers	12.5%
Applications Software	11.5
E-Commerce/Products	8.4
Web Portals/ISP	6.4
Internet Content-Entertainment	5.3
Electronic Components-Semiconductors	4.3
Medical-Drugs	3.7
Auto-Cars/Light Trucks	3.6
Commercial Services-Finance	2.8
Finance-Credit Card	2.3
Diagnostic Equipment	1.9
Enterprise Software/Service	1.8
Retail-Building Products	1.8
Medical-Biomedical/Gene	1.7
Medical Products	1.4
Semiconductor Equipment	1.3
Electronic Forms	1.3
Cosmetics & Toiletries	1.3
Semiconductor Components-Integrated Circuits	1.3
Retail-Restaurants	1.2
Medical-HMO	1.1
Exchange-Traded Funds	1.1
Retail-Discount	1.1
Cable/Satellite TV	1.1
Real Estate Investment Trusts	1.1
Beverages-Non-alcoholic	1.0
Computer Aided Design	1.0
Transport-Rail	0.8
Transport-Services	0.7
Athletic Footwear	0.6
Computer Services	0.6
Industrial Gases	0.6
Investment Management/Advisor Services	0.5
Medical Instruments	0.5
Entertainment Software	0.5
Electronic Measurement Instruments	0.5
Electric-Integrated	0.4
Data Processing/Management	0.4
Machinery-Farming	0.4
Distribution/Wholesale	0.4
Insurance Brokers	0.4
Aerospace/Defense	0.4
Diversified Manufacturing Operations	0.3
Cellular Telecom	0.3
Finance-Other Services	0.3
Machinery-Construction & Mining	0.3
Diagnostic Kits	0.2
Medical Labs & Testing Services	0.2
Chemicals-Specialty	0.2
Coatings/Paint	0.2
Electronic Connectors	0.2
Dental Supplies & Equipment	0.2
Consulting Services	0.2
E-Commerce/Services	0.2
Banks-Commercial	0.2
Drug Delivery Systems	0.2
Retail-Auto Parts	0.2
Consumer Products-Misc.	0.2
Chemicals-Diversified	0.2
Decision Support Software	0.2
Insurance-Property/Casualty	0.2

Electric Products-Misc.	0.2%
Respiratory Products	0.2
Instruments-Controls	0.2
Gold Mining	0.2
Transport-Truck	0.2
Metal-Copper	0.1
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Energy-Alternate Sources	0.1
Computer Software	0.1
Building-Residential/Commercial	0.1
Aerospace/Defense-Equipment	0.1
Building Products-Air & Heating	0.1
Machinery-General Industrial	0.1
Computer Data Security	0.1
Containers-Metal/Glass	0.1
Rental Auto/Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Networking Products	0.1
Retail-Gardening Products	0.1
U.S. Government Treasuries	0.1
Industrial Automated/Robotic	0.1
Office Automation & Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Water	0.1
Soap & Cleaning Preparation	0.1
Food-Misc./Diversified	0.1
Telecom Equipment-Fiber Optics	0.1
Wireless Equipment	0.1
Retail-Consumer Electronics	0.1
Medical Information Systems	0.1
Hotels/Motels	0.1
Electronic Components-Misc.	0.1
Instruments-Scientific	0.1
Food-Confectionery	0.1
Dialysis Centers	0.1
Building Products-Cement	0.1
E-Services/Consulting	0.1
Disposable Medical Products	0.1
Web Hosting/Design	0.1
Engineering/R&D Services	0.1
Retail-Perfume & Cosmetics	0.1
Machinery-Pumps	0.1

100.0%

*	Calculated as a percentage of net assets

290

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	2,089	$672,282
Teledyne Technologies, Inc.†	333	118,884
TransDigm Group, Inc.†	602	333,075

		1,124,241

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	2,209	378,866

Applications Software — 11.5%
Intuit, Inc.	4,845	1,750,159
Microsoft Corp.	139,428	32,341,719
ServiceNow, Inc.†	3,598	1,954,290

		36,046,168

Athletic Footwear — 0.6%
NIKE, Inc., Class B	14,810	1,978,468

Auto-Cars/Light Trucks — 3.6%
Tesla, Inc.†	13,985	11,097,517

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,174	275,209

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	3,336	445,690

Banks-Commercial — 0.2%
First Republic Bank	1,700	246,483
SVB Financial Group†	955	418,080

		664,563

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	24,964	1,202,017
Monster Beverage Corp.†	6,815	591,746
PepsiCo, Inc.	10,704	1,461,845

		3,255,608

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,683	120,621

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,460	125,925

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	9,615	370,177

Building Products-Cement — 0.1%
Vulcan Materials Co.	1,026	153,018

Building Products-Wood — 0.0%
Masco Corp.	2,123	115,300

Building-Maintenance & Services — 0.0%
Rollins, Inc.	4,080	146,962

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,669	281,779
PulteGroup, Inc.	2,521	109,664

		391,443

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	2,691	1,634,944
Comcast Corp., Class A	37,049	1,836,519

		3,471,463

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	7,423	935,892

Chemicals-Diversified — 0.2%
Dow, Inc.	6,703	347,886

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
FMC Corp.	2,393	$259,138

		607,024

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,963	319,302
Ecolab, Inc.	2,107	430,902

		750,204

Coatings/Paint — 0.2%
Sherwin-Williams Co.	1,040	719,472

Commercial Services — 0.1%
Cintas Corp.	1,070	340,388
Quanta Services, Inc.	1,485	104,648

		445,036

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	3,796	626,796
Equifax, Inc.	1,122	198,717
FleetCor Technologies, Inc.†	661	160,458
IHS Markit, Ltd.	4,468	389,073
MarketAxess Holdings, Inc.	700	378,532
Moody’s Corp.	2,145	571,128
PayPal Holdings, Inc.†	21,608	5,062,970
S&P Global, Inc.	4,437	1,406,529

		8,794,203

Computer Aided Design — 1.0%
ANSYS, Inc.†	1,584	561,322
Autodesk, Inc.†	4,055	1,124,979
Cadence Design Systems, Inc.†	5,144	670,726
Synopsys, Inc.†	2,815	719,092

		3,076,119

Computer Data Security — 0.1%
Fortinet, Inc.†	2,485	359,704

Computer Services — 0.6%
Accenture PLC, Class A	6,543	1,582,882
Cognizant Technology Solutions Corp., Class A	5,028	391,933

		1,974,815

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,921	213,289
Citrix Systems, Inc.	1,476	196,765

		410,054

Computers — 12.5%
Apple, Inc.	294,729	38,892,439

Consulting Services — 0.2%
Gartner, Inc.†	873	132,617
Verisk Analytics, Inc.	2,998	550,133

		682,750

Consumer Products-Misc. — 0.2%
Clorox Co.	1,557	326,129
Kimberly-Clark Corp.	2,384	314,927

		641,056

Containers-Metal/Glass — 0.1%
Ball Corp.	3,861	339,845

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,888	79,806

291

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	8,220	$641,160
Estee Lauder Cos., Inc., Class A	2,340	553,761
Procter & Gamble Co.	21,949	2,814,081

		4,009,002

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,066	150,636
Fiserv, Inc.†	7,211	740,498
Jack Henry & Associates, Inc.	676	97,878
Paychex, Inc.	3,127	273,050

		1,262,062

Decision Support Software — 0.2%
MSCI, Inc.	1,529	604,414

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,323	695,078

Diagnostic Equipment — 1.9%
Danaher Corp.	7,928	1,885,595
PerkinElmer, Inc.	2,065	303,700
Thermo Fisher Scientific, Inc.	7,309	3,725,397

		5,914,692

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,573	752,964

Dialysis Centers — 0.1%
DaVita, Inc.†	1,363	159,975

Disposable Medical Products — 0.1%
Teleflex, Inc.	404	152,563

Distribution/Wholesale — 0.4%
Copart, Inc.†	3,832	420,562
Fastenal Co.	7,941	362,030
Pool Corp.	741	262,447
WW Grainger, Inc.	507	184,746

		1,229,785

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	2,337	453,869
Parker-Hannifin Corp.	1,235	326,793
Trane Technologies PLC	2,037	292,004

		1,072,666

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,771	663,859

E-Commerce/Products — 8.4%
Amazon.com, Inc.†	7,865	25,216,763
eBay, Inc.	12,077	682,472
Etsy, Inc.†	2,325	462,884

		26,362,119

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	287	558,023
Expedia Group, Inc.	902	111,938

		669,961

E-Services/Consulting — 0.1%
CDW Corp.	1,160	152,726

Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,079	235,468
Emerson Electric Co.	4,412	350,092

		585,560

Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.4%
AES Corp.	4,661	$113,682
NextEra Energy, Inc.	15,535	1,256,315

		1,369,997

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,540	176,884

Electronic Components-Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	22,180	1,899,495
Broadcom, Inc.	5,073	2,285,387
IPG Photonics Corp.†	296	66,135
Microchip Technology, Inc.	3,457	470,532
NVIDIA Corp.	11,415	5,931,120
Qorvo, Inc.†	2,103	359,361
Skyworks Solutions, Inc.	1,593	269,615
Texas Instruments, Inc.	8,972	1,486,571
Xilinx, Inc.	4,520	590,176

		13,358,392

Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,420	427,090
TE Connectivity, Ltd.	2,318	279,087

		706,177

Electronic Forms — 1.3%
Adobe, Inc.†	8,847	4,058,738

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	4,063	488,251
Keysight Technologies, Inc.†	1,948	275,817
Roper Technologies, Inc.	1,044	410,198
Trimble, Inc.†	4,614	304,109

		1,478,375

Electronic Security Devices — 0.0%
Allegion PLC	713	76,298

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,330	424,875

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,482	149,623

Enterprise Software/Service — 1.8%
Oracle Corp.	19,240	1,162,673
Paycom Software, Inc.†	903	342,905
salesforce.com, Inc.†	16,874	3,806,100
Tyler Technologies, Inc.†	744	314,556

		5,626,234

Entertainment Software — 0.5%
Activision Blizzard, Inc.	8,409	765,219
Electronic Arts, Inc.	2,889	413,705
Take-Two Interactive Software, Inc.†	2,121	425,154

		1,604,078

Finance-Credit Card — 2.3%
Mastercard, Inc., Class A	11,032	3,489,311
Visa, Inc., Class A	18,763	3,625,950

		7,115,261

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	1,016	93,198
Intercontinental Exchange, Inc.	5,590	616,856
Nasdaq, Inc.	1,376	186,132

		896,186

292

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.1%
Hershey Co.	1,115	$162,166

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc.	999	74,625
McCormick & Co., Inc.	2,018	180,692

		255,317

Gold Mining — 0.2%
Newmont Corp.	8,148	485,621

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,893	191,931

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,657	110,026

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,200	298,236

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,875	500,175
Linde PLC	5,614	1,377,676

		1,877,851

Instruments-Controls — 0.2%
Mettler-Toledo International, Inc.†	439	512,796

Instruments-Scientific — 0.1%
Waters Corp.†	629	166,477

Insurance Brokers — 0.4%
Aon PLC, Class A	2,192	445,195
Arthur J. Gallagher & Co.	1,525	176,000
Marsh & McLennan Cos., Inc.	4,583	503,718

		1,124,913

Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,912	602,657

Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	44,333	11,452,544
Netflix, Inc.†	8,147	4,337,381
Twitter, Inc.†	14,668	741,174

		16,531,099

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	500	97,975

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,831	1,284,007
T. Rowe Price Group, Inc.	2,505	391,982

		1,675,989

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,709	860,994

Machinery-Farming — 0.4%
Deere & Co.	4,334	1,251,659

Machinery-General Industrial — 0.1%
IDEX Corp.	628	116,928
Otis Worldwide Corp.	3,905	252,458

		369,386

Machinery-Pumps — 0.1%
Xylem, Inc.	1,529	147,686

Medical Information Systems — 0.1%
Cerner Corp.	2,431	194,747

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	6,551	$540,982
Intuitive Surgical, Inc.†	1,518	1,134,917

		1,675,899

Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	3,037	349,407
IQVIA Holdings, Inc.†	2,263	402,361

		751,768

Medical Products — 1.4%
Abbott Laboratories	19,284	2,383,310
ABIOMED, Inc.†	833	290,092
Cooper Cos., Inc.	371	135,059
Hologic, Inc.†	3,413	272,118
STERIS PLC	897	167,838
Stryker Corp.	2,954	652,863
Varian Medical Systems, Inc.†	1,045	183,471
West Pharmaceutical Services, Inc.	1,363	408,205

		4,492,956

Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	2,946	451,710
Amgen, Inc.	5,368	1,295,996
Bio-Rad Laboratories, Inc., Class A†	397	227,787
Biogen, Inc.†	1,504	425,045
Illumina, Inc.†	1,346	573,988
Incyte Corp.†	2,163	194,129
Regeneron Pharmaceuticals, Inc.†	1,934	974,427
Vertex Pharmaceuticals, Inc.†	4,796	1,098,668

		5,241,750

Medical-Drugs — 3.7%
AbbVie, Inc.	24,093	2,469,051
Bristol-Myers Squibb Co.	21,670	1,331,188
Eli Lilly & Co.	8,932	1,857,588
Johnson & Johnson	19,419	3,167,821
Merck & Co., Inc.	22,396	1,726,060
Zoetis, Inc.	6,398	986,891

		11,538,599

Medical-HMO — 1.1%
Humana, Inc.	1,269	486,167
UnitedHealth Group, Inc.	9,099	3,035,244

		3,521,411

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	16,612	447,029

Networking Products — 0.1%
Arista Networks, Inc.†	1,005	309,098

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,796	311,251

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	718	278,462

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	646	97,462

Oil Companies-Exploration & Production — 0.0%
Hess Corp.	2,671	144,181

Real Estate Investment Trusts — 1.1%
American Tower Corp.	4,178	949,910
Crown Castle International Corp.	4,772	759,988
Duke Realty Corp.	2,812	111,243

293

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equinix, Inc.	953	$705,182
Extra Space Storage, Inc.	1,144	130,176
Public Storage	1,206	274,510
SBA Communications Corp.	1,332	357,868

		3,288,877

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,330	323,203

Respiratory Products — 0.2%
ResMed, Inc.	2,672	538,595

Retail-Apparel/Shoe — 0.0%
L Brands, Inc.	2,413	98,354

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	239	267,291
O’Reilly Automotive, Inc.†	909	386,752

		654,043

Retail-Building Products — 1.8%
Home Depot, Inc.	14,295	3,871,372
Lowe’s Cos., Inc.	9,594	1,600,759

		5,472,131

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,125	231,242

Retail-Discount — 1.1%
Costco Wholesale Corp.	4,313	1,520,031
Dollar General Corp.	4,518	879,248
Target Corp.	6,095	1,104,231

		3,503,510

Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,148	304,458

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	530	148,273

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	516	763,680
Domino’s Pizza, Inc.	727	269,542
McDonald’s Corp.	5,496	1,142,289
Starbucks Corp.	12,554	1,215,353
Yum! Brands, Inc.	2,392	242,764

		3,633,628

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	2,930	431,677
Maxim Integrated Products, Inc.	2,958	259,446
QUALCOMM, Inc.	20,857	3,259,532

		3,950,655

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	16,842	1,628,285
KLA Corp.	2,848	797,639
Lam Research Corp.	2,656	1,285,371
Teradyne, Inc.	3,062	347,476

		4,058,771

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	3,070	259,200

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,622	237,531

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 0.8%
CSX Corp.	7,334	$628,927
Kansas City Southern	880	178,350
Norfolk Southern Corp.	2,108	498,795
Union Pacific Corp.	5,965	1,177,908

		2,483,980

Transport-Services — 0.7%
Expeditors International of Washington, Inc.	2,029	181,636
FedEx Corp.	2,851	670,954
United Parcel Service, Inc., Class B	9,233	1,431,115

		2,283,705

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	908	122,271
Old Dominion Freight Line, Inc.	1,774	344,156

		466,427

Water — 0.1%
American Water Works Co., Inc.	1,671	265,722

Web Hosting/Design — 0.1%
VeriSign, Inc.†	778	150,986

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	5,544	10,130,884
Alphabet, Inc., Class C†	5,353	9,826,716

		19,957,600

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,407	235,743

Total Common Stocks (cost $201,609,947)		308,472,228

EXCHANGE-TRADED FUNDS — 1.1%
SPDR Portfolio S&P 500 Growth ETF (cost $3,498,119)	63,940	3,519,257

Total Long-Term Investment Securities (cost $205,108,066)		311,991,485

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 09/09/2021(1) (cost $299,791)	300,000	299,791

TOTAL INVESTMENTS (cost $205,407,857) (2)	100.0%	312,291,276
Other assets less liabilities	0.0	152,558

NET ASSETS	100.0%	$312,443,834

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

294

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	March 2021	$737,437	$741,040	$3,603

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$308,472,228	$—	$—	$308,472,228
Exchange-Traded Funds	3,519,257	—	—	3,519,257
Short-Term Investment Securities	—	299,791	—	299,791

Total Investments at Value	$311,991,485	$299,791	$—	$312,291,276

Other Financial Instruments:†
Futures Contracts	$3,603	$—	$—	$3,603

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

295

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Computers	6.7%
Applications Software	6.0
E-Commerce/Products	4.4
Medical-Drugs	4.3
Electronic Components-Semiconductors	3.7
Web Portals/ISP	3.3
Diversified Banking Institutions	2.9
Internet Content-Entertainment	2.8
Finance-Credit Card	2.4
Real Estate Investment Trusts	2.3
Electric-Integrated	2.3
Repurchase Agreements	2.2
Auto-Cars/Light Trucks	2.2
Commercial Services-Finance	1.9
Insurance-Property/Casualty	1.7
Retail-Discount	1.6
Medical-Biomedical/Gene	1.6
Medical-HMO	1.5
Medical Products	1.5
Telephone-Integrated	1.4
Cosmetics & Toiletries	1.4
Retail-Building Products	1.3
Beverages-Non-alcoholic	1.3
Aerospace/Defense	1.3
Diversified Manufacturing Operations	1.2
Retail-Restaurants	1.1
Diagnostic Equipment	1.1
Enterprise Software/Service	1.1
Oil Companies-Integrated	1.1
Medical Instruments	1.1
Computer Services	1.0
Cable/Satellite TV	1.0
Multimedia	0.9
Banks-Super Regional	0.9
Transport-Rail	0.9
Semiconductor Components-Integrated Circuits	0.8
Exchange-Traded Funds	0.8
Semiconductor Equipment	0.7
Electronic Forms	0.7
Insurance-Multi-line	0.6
Networking Products	0.6
Tobacco	0.6
Transport-Services	0.6
Chemicals-Diversified	0.6
Data Processing/Management	0.6
Industrial Gases	0.6
Investment Management/Advisor Services	0.6
Oil Companies-Exploration & Production	0.5
Pharmacy Services	0.5
Banks-Commercial	0.5
Athletic Footwear	0.5
Computer Aided Design	0.5
Instruments-Controls	0.5
Electronic Measurement Instruments	0.5
Finance-Other Services	0.5
Insurance Brokers	0.5
Entertainment Software	0.4
Food-Misc./Diversified	0.4
Food-Confectionery	0.4
Drug Delivery Systems	0.3
Machinery-Construction & Mining	0.3
E-Commerce/Services	0.3

Insurance-Life/Health	0.3%
Medical Labs & Testing Services	0.3
Machinery-Farming	0.3
Distribution/Wholesale	0.3
Oil Refining & Marketing	0.3
Retail-Auto Parts	0.2
Chemicals-Specialty	0.2
Airlines	0.2
Electronic Connectors	0.2
Retail-Major Department Stores	0.2
Finance-Investment Banker/Broker	0.2
U.S. Government Treasuries	0.2
Banks-Fiduciary	0.2
Building-Residential/Commercial	0.2
Cellular Telecom	0.2
Electric Products-Misc.	0.2
Consumer Products-Misc.	0.2
Pipelines	0.2
Medical-Wholesale Drug Distribution	0.2
Building Products-Air & Heating	0.2
Auto-Heavy Duty Trucks	0.2
Oil-Field Services	0.2
Non-Hazardous Waste Disposal	0.2
Electric-Distribution	0.2
Hotels/Motels	0.2
Coatings/Paint	0.2
Apparel Manufacturers	0.2
Machinery-Pumps	0.2
Machinery-General Industrial	0.2
Retail-Apparel/Shoe	0.2
Medical-Hospitals	0.2
Dental Supplies & Equipment	0.2
Gold Mining	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Aerospace/Defense-Equipment	0.1
Brewery	0.1
Consulting Services	0.1
Diagnostic Kits	0.1
Metal-Copper	0.1
Building Products-Cement	0.1
Tools-Hand Held	0.1
Casino Hotels	0.1
Food-Wholesale/Distribution	0.1
Retail-Drug Store	0.1
Computer Software	0.1
Cruise Lines	0.1
Decision Support Software	0.1
Broadcast Services/Program	0.1
Food-Meat Products	0.1
Transport-Truck	0.1
Agricultural Biotech	0.1
Respiratory Products	0.1
Industrial Automated/Robotic	0.1
Water	0.1
Containers-Metal/Glass	0.1
Wireless Equipment	0.1
Agricultural Operations	0.1
Telecom Equipment-Fiber Optics	0.1
Television	0.1

296

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Food-Retail	0.1%
Medical-Generic Drugs	0.1
Retail-Consumer Electronics	0.1
Medical Information Systems	0.1
Office Automation & Equipment	0.1
Energy-Alternate Sources	0.1
Advertising Agencies	0.1
Soap & Cleaning Preparation	0.1
Real Estate Management/Services	0.1
Paper & Related Products	0.1
Gas-Distribution	0.1
Computer Data Security	0.1
Web Hosting/Design	0.1
Retail-Automobile	0.1
E-Services/Consulting	0.1
Finance-Consumer Loans	0.1
Agricultural Chemicals	0.1
Disposable Medical Products	0.1
Rental Auto/Equipment	0.1
Electronic Components-Misc.	0.1
Retail-Gardening Products	0.1
Instruments-Scientific	0.1
Retail-Perfume & Cosmetics	0.1

100.0%

*	Calculated as a percentage of net assets

297

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	35,475	$853,883
Omnicom Group, Inc.	19,553	1,219,716

		2,073,599

Aerospace/Defense — 1.3%
Boeing Co.	48,266	9,372,774
General Dynamics Corp.	21,142	3,101,109
Lockheed Martin Corp.	22,394	7,206,837
Northrop Grumman Corp.	14,102	4,041,774
Raytheon Technologies Corp.	138,134	9,217,682
Teledyne Technologies, Inc.†	3,355	1,197,769
TransDigm Group, Inc.†	4,951	2,739,289

		36,877,234

Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc.	35,494	872,442
L3Harris Technologies, Inc.	19,111	3,277,728

		4,150,170

Agricultural Biotech — 0.1%
Corteva, Inc.	67,762	2,700,993

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	19,457	805,131
Mosaic Co.	31,377	814,547

		1,619,678

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	50,606	2,530,806

Airlines — 0.2%
Alaska Air Group, Inc.	11,248	549,240
American Airlines Group, Inc.	55,553	953,845
Delta Air Lines, Inc.	58,005	2,201,870
Southwest Airlines Co.	53,688	2,359,050
United Airlines Holdings, Inc.†	26,619	1,064,494

		7,128,499

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	31,682	484,418
PVH Corp.	6,466	551,291
Ralph Lauren Corp.	4,386	443,205
Tapestry, Inc.	25,231	797,804
Under Armour, Inc., Class A†	17,148	300,090
Under Armour, Inc., Class C†	17,701	264,984
VF Corp.	29,087	2,235,918

		5,077,710

Appliances — 0.0%
Whirlpool Corp.	5,689	1,052,977

Applications Software — 6.0%
Intuit, Inc.	23,898	8,632,674
Microsoft Corp.	687,660	159,509,614
ServiceNow, Inc.†	17,745	9,638,374

		177,780,662

Athletic Footwear — 0.5%
NIKE, Inc., Class B	114,130	15,246,627

Auto-Cars/Light Trucks — 2.2%
Ford Motor Co.	355,411	3,742,478
General Motors Co.	114,562	5,806,002
Tesla, Inc.†	68,973	54,732,145

		64,280,625

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	13,462	$3,155,762
PACCAR, Inc.	31,510	2,874,342

		6,030,104

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	24,560	3,281,216
BorgWarner, Inc.	22,240	933,858

		4,215,074

Banks-Commercial — 0.5%
Citizens Financial Group, Inc.	38,844	1,415,475
First Republic Bank	15,821	2,293,887
M&T Bank Corp.	11,669	1,545,792
Regions Financial Corp.	87,357	1,485,943
SVB Financial Group†	4,711	2,062,382
Truist Financial Corp.	122,617	5,883,164
Zions Bancorp NA	14,918	658,480

		15,345,123

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	74,150	2,953,394
Northern Trust Corp.	18,930	1,688,367
State Street Corp.	32,089	2,246,230

		6,887,991

Banks-Super Regional — 0.9%
Comerica, Inc.	12,651	723,637
Fifth Third Bancorp	64,798	1,874,606
Huntington Bancshares, Inc.	92,529	1,223,696
KeyCorp	88,814	1,497,404
PNC Financial Services Group, Inc.	38,537	5,530,831
US Bancorp	124,686	5,342,795
Wells Fargo & Co.	376,050	11,236,374

		27,429,343

Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	351,783	16,938,352
Monster Beverage Corp.†	33,611	2,918,443
PepsiCo, Inc.	125,695	17,166,166

		37,022,961

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,601	1,189,794

Brewery — 0.1%
Constellation Brands, Inc., Class A	15,417	3,251,908
Molson Coors Beverage Co., Class B	17,113	858,388

		4,110,296

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,582	603,987
Discovery, Inc., Class C†	26,831	939,890
Fox Corp., Class A	30,701	957,257
Fox Corp., Class B	14,070	420,552

		2,921,686

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,636	1,089,855

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	74,099	2,852,812
Johnson Controls International PLC	65,843	3,280,298

		6,133,110

298

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,664	$1,627,890
Vulcan Materials Co.	12,052	1,797,436

		3,425,326

Building Products-Wood — 0.0%
Masco Corp.	23,801	1,292,632

Building-Maintenance & Services — 0.0%
Rollins, Inc.	20,122	724,794

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	30,160	2,316,288
Lennar Corp., Class A	25,023	2,080,662
NVR, Inc.†	318	1,413,981
PulteGroup, Inc.	24,384	1,060,704

		6,871,635

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	13,271	8,062,929
Comcast Corp., Class A	415,286	20,585,727
DISH Network Corp., Class A†	22,491	652,689

		29,301,345

Casino Hotels — 0.1%
Las Vegas Sands Corp.	29,874	1,436,641
MGM Resorts International	37,288	1,064,945
Wynn Resorts, Ltd.	8,830	878,850

		3,380,436

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	53,059	6,689,679

Chemicals-Diversified — 0.6%
Celanese Corp.	10,632	1,298,699
Dow, Inc.	67,466	3,501,485
DuPont de Nemours, Inc.	66,747	5,303,049
Eastman Chemical Co.	12,321	1,211,770
FMC Corp.	11,802	1,278,039
LyondellBasell Industries NV, Class A	23,386	2,005,583
PPG Industries, Inc.	21,484	2,894,110

		17,492,735

Chemicals-Specialty — 0.2%
Albemarle Corp.	9,683	1,575,037
Ecolab, Inc.	22,587	4,619,267
International Flavors & Fragrances, Inc.	9,726	1,093,008

		7,287,312

Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,435	5,143,533

Commercial Services — 0.1%
Cintas Corp.	7,994	2,543,051
Nielsen Holdings PLC	32,471	725,078
Quanta Services, Inc.	12,630	890,036

		4,158,165

Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	39,002	6,440,010
Equifax, Inc.	11,064	1,959,545
FleetCor Technologies, Inc.†	7,586	1,841,502
Global Payments, Inc.	27,226	4,805,934
IHS Markit, Ltd.	33,898	2,951,838
MarketAxess Holdings, Inc.	3,453	1,867,244
Moody’s Corp.	14,690	3,911,359
PayPal Holdings, Inc.†	106,570	24,970,417

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
S&P Global, Inc.	21,884	$6,937,228

		55,685,077

Computer Aided Design — 0.5%
ANSYS, Inc.†	7,812	2,768,338
Autodesk, Inc.†	20,000	5,548,600
Cadence Design Systems, Inc.†	25,370	3,307,994
Synopsys, Inc.†	13,881	3,545,902

		15,170,834

Computer Data Security — 0.1%
Fortinet, Inc.†	12,255	1,773,911

Computer Services — 1.0%
Accenture PLC, Class A	57,626	13,940,882
Cognizant Technology Solutions Corp., Class A	48,628	3,790,553
DXC Technology Co.	23,140	652,548
International Business Machines Corp.	81,045	9,653,270
Leidos Holdings, Inc.	12,168	1,290,538

		29,327,791

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,807	1,644,021
Citrix Systems, Inc.	11,199	1,492,939

		3,136,960

Computers — 6.7%
Apple, Inc.	1,453,604	191,817,584
Hewlett Packard Enterprise Co.	117,058	1,444,496
HP, Inc.	124,925	3,040,674

		196,302,754

Computers-Memory Devices — 0.1%
NetApp, Inc.	20,318	1,349,928
Seagate Technology PLC	20,331	1,344,286
Western Digital Corp.	27,672	1,561,531

		4,255,745

Consulting Services — 0.1%
Gartner, Inc.†	8,121	1,233,661
Verisk Analytics, Inc.	14,788	2,713,598

		3,947,259

Consumer Products-Misc. — 0.2%
Clorox Co.	11,465	2,401,459
Kimberly-Clark Corp.	30,937	4,086,778

		6,488,237

Containers-Metal/Glass — 0.1%
Ball Corp.	29,752	2,618,771

Containers-Paper/Plastic — 0.1%
Amcor PLC	142,660	1,560,700
Packaging Corp. of America	8,625	1,159,718
Sealed Air Corp.	14,112	596,514
WestRock Co.	23,890	989,763

		4,306,695

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	77,963	6,081,114
Estee Lauder Cos., Inc., Class A	20,605	4,876,173
Procter & Gamble Co.	225,531	28,915,330

		39,872,617

299

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Carnival Corp.	67,643	$1,262,895
Norwegian Cruise Line Holdings, Ltd.†	28,708	650,236
Royal Caribbean Cruises, Ltd.	16,936	1,100,840

		3,013,971

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	10,516	1,486,016
Fidelity National Information Services, Inc.	56,438	6,967,836
Fiserv, Inc.†	52,300	5,370,687
Jack Henry & Associates, Inc.	6,941	1,004,987
Paychex, Inc.	29,101	2,541,099

		17,370,625

Decision Support Software — 0.1%
MSCI, Inc.	7,540	2,980,562

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,526	3,428,630
DENTSPLY SIRONA, Inc.	19,879	1,063,328

		4,491,958

Diagnostic Equipment — 1.1%
Danaher Corp.	57,505	13,676,989
PerkinElmer, Inc.	10,185	1,497,908
Thermo Fisher Scientific, Inc.	36,048	18,373,666

		33,548,563

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,758	3,713,599

Dialysis Centers — 0.0%
DaVita, Inc.†	6,723	789,079

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,235	1,599,263

Distribution/Wholesale — 0.3%
Copart, Inc.†	18,900	2,074,275
Fastenal Co.	52,217	2,380,573
LKQ Corp.†	25,467	893,637
Pool Corp.	3,653	1,293,820
WW Grainger, Inc.	4,100	1,493,999

		8,136,304

Diversified Banking Institutions — 2.9%
Bank of America Corp.	692,407	20,529,868
Citigroup, Inc.	189,363	10,981,160
Goldman Sachs Group, Inc.	31,294	8,485,994
JPMorgan Chase & Co.	277,247	35,673,371
Morgan Stanley	129,998	8,716,366

		84,386,759

Diversified Manufacturing Operations — 1.2%
3M Co.	52,464	9,215,826
A.O. Smith Corp.	12,318	668,867
Eaton Corp. PLC	36,254	4,267,096
General Electric Co.	796,748	8,509,269
Illinois Tool Works, Inc.	26,198	5,087,914
Parker-Hannifin Corp.	11,715	3,099,906
Textron, Inc.	20,817	942,177
Trane Technologies PLC	21,840	3,130,764

		34,921,819

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	26,380	6,906,020

Security Description	Shares	Value (Note 2)
Drug Delivery Systems (continued)
DexCom, Inc.†	8,734	$3,273,940

		10,179,960

E-Commerce/Products — 4.4%
Amazon.com, Inc.†	38,791	124,371,704
eBay, Inc.	59,563	3,365,905
Etsy, Inc.†	11,469	2,283,364

		130,020,973

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,725	7,242,629
Cars.com, Inc.†	1	12
Expedia Group, Inc.	12,364	1,534,372

		8,777,013

E-Services/Consulting — 0.1%
CDW Corp.	13,005	1,712,238

Electric Products-Misc. — 0.2%
AMETEK, Inc.	20,925	2,369,965
Emerson Electric Co.	54,394	4,316,164

		6,686,129

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	31,117	2,202,461
Sempra Energy	26,238	3,247,215

		5,449,676

Electric-Integrated — 2.3%
AES Corp.	60,497	1,475,522
Alliant Energy Corp.	22,717	1,105,182
Ameren Corp.	22,485	1,635,109
American Electric Power Co., Inc.	45,149	3,653,005
CenterPoint Energy, Inc.	49,554	1,045,094
CMS Energy Corp.	26,043	1,481,326
Dominion Energy, Inc.	74,202	5,408,584
DTE Energy Co.	17,605	2,090,066
Duke Energy Corp.	66,939	6,292,266
Edison International	34,427	2,002,274
Entergy Corp.	18,212	1,736,150
Evergy, Inc.	20,631	1,108,504
Eversource Energy	31,181	2,728,337
Exelon Corp.	88,732	3,687,702
FirstEnergy Corp.	49,351	1,518,037
NextEra Energy, Inc.	178,186	14,409,902
Pinnacle West Capital Corp.	10,241	770,635
PPL Corp.	69,928	1,934,908
Public Service Enterprise Group, Inc.	46,009	2,596,288
Southern Co.	96,070	5,660,444
WEC Energy Group, Inc.	28,690	2,550,541
Xcel Energy, Inc.	47,793	3,058,274

		67,948,150

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,567	1,558,306

Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	109,392	9,368,331
Broadcom, Inc.	36,791	16,574,345
Intel Corp.	372,731	20,690,298
IPG Photonics Corp.†	3,248	725,701
Microchip Technology, Inc.	23,682	3,223,357
Micron Technology, Inc.†	101,252	7,924,994
NVIDIA Corp.	56,301	29,253,437
Qorvo, Inc.†	10,374	1,772,709

300

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.	15,106	$2,556,690
Texas Instruments, Inc.	83,491	13,833,624
Xilinx, Inc.	22,295	2,911,058

		108,834,544

Electronic Connectors — 0.2%
Amphenol Corp., Class A	27,209	3,397,860
TE Connectivity, Ltd.	30,083	3,621,993

		7,019,853

Electronic Forms — 0.7%
Adobe, Inc.†	43,633	20,017,511

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	27,832	3,344,571
FLIR Systems, Inc.	11,928	620,852
Fortive Corp.	30,669	2,026,608
Keysight Technologies, Inc.†	16,854	2,386,358
Roper Technologies, Inc.	9,539	3,747,969
Trimble, Inc.†	22,755	1,499,782
Vontier Corp.†	15,326	497,022

		14,123,162

Electronic Security Devices — 0.0%
Allegion PLC	8,371	895,781

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	11,491	2,095,384

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,790	1,190,318

Enterprise Software/Service — 1.1%
Oracle Corp.	172,528	10,425,867
Paycom Software, Inc.†	4,456	1,692,121
salesforce.com, Inc.†	83,223	18,771,780
Tyler Technologies, Inc.†	3,668	1,550,794

		32,440,562

Entertainment Software — 0.4%
Activision Blizzard, Inc.	70,295	6,396,845
Electronic Arts, Inc.	26,384	3,778,189
Take-Two Interactive Software, Inc.†	10,462	2,097,108

		12,272,142

Finance-Consumer Loans — 0.1%
Synchrony Financial	49,382	1,661,704

Finance-Credit Card — 2.4%
American Express Co.	59,322	6,896,776
Capital One Financial Corp.	41,602	4,337,424
Discover Financial Services	27,877	2,328,845
Mastercard, Inc., Class A	80,016	25,308,261
Visa, Inc., Class A	154,229	29,804,754
Western Union Co.	37,393	832,742

		69,508,802

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	135,675	6,992,690

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,827	901,430
CME Group, Inc.	32,651	5,933,993
Intercontinental Exchange, Inc.	51,051	5,633,478
Nasdaq, Inc.	10,444	1,412,760

		13,881,661

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.4%
Hershey Co.	13,418	$1,951,514
J.M. Smucker Co.	10,377	1,207,986
Mondelez International, Inc., Class A	130,079	7,211,580

		10,371,080

Food-Meat Products — 0.1%
Hormel Foods Corp.	25,536	1,196,617
Tyson Foods, Inc., Class A	26,752	1,720,421

		2,917,038

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	18,420	886,186
Conagra Brands, Inc.	44,433	1,537,382
General Mills, Inc.	55,600	3,230,360
Kellogg Co.	23,134	1,363,518
Kraft Heinz Co.	58,938	1,975,012
Lamb Weston Holdings, Inc.	13,310	994,257
McCormick & Co., Inc.	22,620	2,025,395

		12,012,110

Food-Retail — 0.1%
Kroger Co.	70,428	2,429,766

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	46,328	3,312,915

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,450	1,019,050
NiSource, Inc.	34,855	772,038

		1,791,088

Gold Mining — 0.1%
Newmont Corp.	73,069	4,354,912

Home Decoration Products — 0.0%
Newell Brands, Inc.	34,347	825,015

Home Furnishings — 0.0%
Leggett & Platt, Inc.	12,051	494,091

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,235	2,558,577
Marriott International, Inc., Class A	24,190	2,813,539

		5,372,116

Human Resources — 0.0%
Robert Half International, Inc.	10,367	699,773

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,213	919,840

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,567	2,626,217

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	20,103	5,362,676
Linde PLC	47,738	11,714,905

		17,077,581

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,821	12,468,709
Mettler-Toledo International, Inc.†	2,164	2,527,768

		14,996,477

Instruments-Scientific — 0.1%
Waters Corp.†	5,644	1,493,797

Insurance Brokers — 0.5%
Aon PLC, Class A	20,794	4,223,261

301

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Arthur J. Gallagher & Co.	17,493	$2,018,867
Marsh & McLennan Cos., Inc.	46,131	5,070,258
Willis Towers Watson PLC	11,724	2,379,269

		13,691,655

Insurance-Life/Health — 0.3%
Aflac, Inc.	59,418	2,684,505
Globe Life, Inc.	8,758	791,636
Lincoln National Corp.	16,524	751,677
Principal Financial Group, Inc.	23,239	1,144,986
Prudential Financial, Inc.	36,018	2,819,489
Unum Group	18,524	430,312

		8,622,605

Insurance-Multi-line — 0.6%
Allstate Corp.	27,656	2,964,170
American International Group, Inc.(1)	78,360	2,933,798
Chubb, Ltd.	41,054	5,980,336
Cincinnati Financial Corp.	13,610	1,144,465
Hartford Financial Services Group, Inc.	32,592	1,565,068
Loews Corp.	21,251	962,458
MetLife, Inc.	69,576	3,350,085

		18,900,380

Insurance-Property/Casualty — 1.7%
Assurant, Inc.	5,395	730,860
Berkshire Hathaway, Inc., Class B†	177,008	40,334,813
Progressive Corp.	53,263	4,644,001
Travelers Cos., Inc.	23,040	3,140,352
WR Berkley Corp.	12,806	795,765

		49,645,791

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,635	767,276

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	218,651	56,484,113
Netflix, Inc.†	40,183	21,393,027
Twitter, Inc.†	72,341	3,655,391

		81,532,531

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,603	1,097,908

Internet Security — 0.0%
NortonLifeLock, Inc.	53,833	1,134,261

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	10,731	2,123,343
BlackRock, Inc.	12,901	9,046,955
Franklin Resources, Inc.	24,783	651,545
Invesco, Ltd.	34,258	705,372
Raymond James Financial, Inc.	11,085	1,107,724
T. Rowe Price Group, Inc.	20,595	3,222,706

		16,857,645

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	49,412	9,034,490

Machinery-Farming — 0.3%
Deere & Co.	28,503	8,231,666

Machinery-General Industrial — 0.2%
IDEX Corp.	6,886	1,282,105
Otis Worldwide Corp.	37,037	2,394,442

Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Westinghouse Air Brake Technologies Corp.	16,272	$1,207,545

		4,884,092

Machinery-Pumps — 0.2%
Dover Corp.	13,107	1,526,834
Flowserve Corp.	11,848	421,315
Ingersoll Rand, Inc.†	33,809	1,414,569
Xylem, Inc.	16,393	1,583,400

		4,946,118

Medical Information Systems — 0.1%
Cerner Corp.	27,886	2,233,947

Medical Instruments — 1.1%
Boston Scientific Corp.†	130,239	4,615,670
Edwards Lifesciences Corp.†	56,687	4,681,212
Intuitive Surgical, Inc.†	10,692	7,993,767
Medtronic PLC	122,426	13,629,687

		30,920,336

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	14,980	1,723,449
IQVIA Holdings, Inc.†	17,438	3,100,476
Laboratory Corp. of America Holdings†	8,859	2,027,914
Quest Diagnostics, Inc.	12,258	1,583,121

		8,434,960

Medical Products — 1.5%
Abbott Laboratories	161,204	19,923,202
ABIOMED, Inc.†	4,110	1,431,308
Baxter International, Inc.	46,461	3,569,599
Cooper Cos., Inc.	4,460	1,623,618
Hologic, Inc.†	23,376	1,863,768
STERIS PLC	7,761	1,452,161
Stryker Corp.	29,736	6,571,953
Varian Medical Systems, Inc.†	8,309	1,458,811
West Pharmaceutical Services, Inc.	6,724	2,013,771
Zimmer Biomet Holdings, Inc.	18,853	2,897,141

		42,805,332

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	19,905	3,052,034
Amgen, Inc.	52,951	12,783,960
Bio-Rad Laboratories, Inc., Class A†	1,958	1,123,442
Biogen, Inc.†	13,996	3,955,409
Gilead Sciences, Inc.	114,014	7,479,318
Illumina, Inc.†	13,279	5,662,697
Incyte Corp.†	16,931	1,519,557
Regeneron Pharmaceuticals, Inc.†	9,537	4,805,122
Vertex Pharmaceuticals, Inc.†	23,652	5,418,200

		45,799,739

Medical-Drugs — 4.3%
AbbVie, Inc.	160,577	16,455,931
Bristol-Myers Squibb Co.	205,534	12,625,954
Eli Lilly & Co.	72,214	15,018,346
Johnson & Johnson	239,441	39,060,010
Merck & Co., Inc.	230,118	17,735,194
Pfizer, Inc.	505,560	18,149,604
Zoetis, Inc.	43,228	6,667,919

		125,712,958

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	12,414	530,078

302

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs (continued)
Viatris, Inc.†	109,731	$1,864,330

		2,394,408

Medical-HMO — 1.5%
Anthem, Inc.	22,621	6,717,985
Centene Corp.†	52,735	3,179,921
Humana, Inc.	12,037	4,611,495
UnitedHealth Group, Inc.	86,299	28,787,620

		43,297,021

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	24,006	3,900,495
Universal Health Services, Inc., Class B	7,069	881,363

		4,781,858

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,376	1,393,779
Cardinal Health, Inc.	26,688	1,433,946
Henry Schein, Inc.†	12,986	855,128
McKesson Corp.	14,604	2,547,960

		6,230,813

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	132,145	3,556,022

Multimedia — 0.9%
Walt Disney Co.†	164,671	27,692,722

Networking Products — 0.6%
Arista Networks, Inc.†	4,955	1,523,960
Cisco Systems, Inc.	384,329	17,133,387

		18,657,347

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,133	1,731,919
Waste Management, Inc.	35,363	3,936,609

		5,668,528

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	15,157	318,752
Zebra Technologies Corp., Class A†	4,849	1,880,587

		2,199,339

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,587	1,144,651

Oil Companies-Exploration & Production — 0.5%
Apache Corp.	34,333	490,275
Cabot Oil & Gas Corp.	36,253	664,517
ConocoPhillips	123,203	4,931,816
Devon Energy Corp.	53,810	885,713
Diamondback Energy, Inc.	14,368	814,522
EOG Resources, Inc.	53,061	2,703,988
Hess Corp.	24,858	1,341,835
Marathon Oil Corp.	71,799	519,825
Occidental Petroleum Corp.	76,228	1,529,134
Pioneer Natural Resources Co.	18,392	2,223,593

		16,105,218

Oil Companies-Integrated — 1.1%
Chevron Corp.	175,092	14,917,838
Exxon Mobil Corp.	384,576	17,244,388

		32,162,226

Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.0%
NOV, Inc.	35,314	$437,187

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	13,557	385,832
Marathon Petroleum Corp.	59,180	2,554,209
Phillips 66	39,729	2,693,626
Valero Energy Corp.	37,090	2,092,989

		7,726,656

Oil-Field Services — 0.2%
Baker Hughes Co.	62,378	1,253,174
Halliburton Co.	80,404	1,417,523
Schlumberger, Ltd.	126,611	2,812,030
TechnipFMC PLC	38,423	410,742

		5,893,469

Paper & Related Products — 0.1%
International Paper Co.	35,754	1,798,784

Pharmacy Services — 0.5%
Cigna Corp.	32,859	7,132,046
CVS Health Corp.	119,051	8,530,004

		15,662,050

Pipelines — 0.2%
Kinder Morgan, Inc.	177,076	2,493,230
ONEOK, Inc.	40,420	1,609,928
Williams Cos., Inc.	110,381	2,343,389

		6,446,547

Publishing-Newspapers — 0.0%
News Corp., Class A	35,559	689,844
News Corp., Class B	11,076	209,115

		898,959

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	11,262	1,881,993
American Tower Corp.	40,403	9,186,026
AvalonBay Communities, Inc.	12,698	2,078,282
Boston Properties, Inc.	12,884	1,175,923
Crown Castle International Corp.	39,228	6,247,451
Digital Realty Trust, Inc.	25,482	3,668,134
Duke Realty Corp.	33,831	1,338,354
Equinix, Inc.	8,104	5,996,636
Equity Residential	31,149	1,920,024
Essex Property Trust, Inc.	5,931	1,421,127
Extra Space Storage, Inc.	11,754	1,337,488
Federal Realty Investment Trust	6,261	548,213
Healthpeak Properties, Inc.	48,966	1,451,842
Host Hotels & Resorts, Inc.	64,153	869,273
Iron Mountain, Inc.	26,210	882,491
Kimco Realty Corp.	39,338	649,470
Mid-America Apartment Communities, Inc.	10,402	1,380,865
Prologis, Inc.	67,236	6,938,755
Public Storage	13,834	3,148,895
Realty Income Corp.	31,924	1,885,431
Regency Centers Corp.	14,353	677,175
SBA Communications Corp.	10,106	2,715,179
Simon Property Group, Inc.	29,823	2,771,451
SL Green Realty Corp.	6,639	448,000
UDR, Inc.	26,784	1,029,845
Ventas, Inc.	34,069	1,569,559
Vornado Realty Trust	14,265	567,176
Welltower, Inc.	37,956	2,300,134

303

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.	67,890	$2,117,489

		68,202,681

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	30,511	1,860,561

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,561	1,594,389

Respiratory Products — 0.1%
ResMed, Inc.	13,181	2,656,894

Retail-Apparel/Shoe — 0.2%
Gap, Inc.†	18,711	378,898
L Brands, Inc.	21,248	866,068
Ross Stores, Inc.	32,380	3,603,570

		4,848,536

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	6,172	920,492
AutoZone, Inc.†	2,108	2,357,524
Genuine Parts Co.	13,121	1,231,799
O’Reilly Automotive, Inc.†	6,589	2,803,422

		7,313,237

Retail-Automobile — 0.1%
CarMax, Inc.†	14,924	1,757,749

Retail-Building Products — 1.3%
Home Depot, Inc.	97,922	26,519,236
Lowe’s Cos., Inc.	66,644	11,119,551

		37,638,787

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,961	2,280,976

Retail-Discount — 1.6%
Costco Wholesale Corp.	40,132	14,143,721
Dollar General Corp.	22,284	4,336,689
Dollar Tree, Inc.†	21,392	2,174,711
Target Corp.	45,547	8,251,750
Walmart, Inc.	126,095	17,715,086

		46,621,957

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	65,370	3,284,843

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,596	1,501,877

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	109,203	6,993,360

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	5,124	1,433,490

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,545	3,766,600
Darden Restaurants, Inc.	11,842	1,384,211
Domino’s Pizza, Inc.	3,584	1,328,804
McDonald’s Corp.	67,771	14,085,525
Starbucks Corp.	106,753	10,334,758
Yum! Brands, Inc.	27,438	2,784,682

		33,684,580

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	38,643	527,863

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	33,606	$4,951,172
Maxim Integrated Products, Inc.	24,312	2,132,406
QUALCOMM, Inc.	102,869	16,076,367

		23,159,945

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	83,067	8,030,918
KLA Corp.	14,049	3,934,703
Lam Research Corp.	13,098	6,338,777
Teradyne, Inc.	15,104	1,714,002

		20,018,400

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,683	579,446

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	22,598	1,907,949

Steel-Producers — 0.0%
Nucor Corp.	27,462	1,338,223

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	69,490	2,492,606

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,991	732,380

Telephone-Integrated — 1.4%
AT&T, Inc.	648,140	18,556,248
Lumen Technologies, Inc.	89,810	1,111,848
Verizon Communications, Inc.	376,378	20,606,696

		40,274,792

Television — 0.1%
ViacomCBS, Inc., Class B	51,387	2,492,270

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,440	781,184

Theaters — 0.0%
Live Nation Entertainment, Inc.†	13,006	864,249

Tobacco — 0.6%
Altria Group, Inc.	169,031	6,943,794
Philip Morris International, Inc.	141,645	11,282,024

		18,225,818

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,931	887,530
Stanley Black & Decker, Inc.	14,573	2,528,270

		3,415,800

Toys — 0.0%
Hasbro, Inc.	11,591	1,087,468

Transport-Rail — 0.9%
CSX Corp.	69,560	5,965,118
Kansas City Southern	8,514	1,725,532
Norfolk Southern Corp.	23,101	5,466,159
Union Pacific Corp.	61,291	12,103,134

		25,259,943

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	12,365	1,057,949
Expeditors International of Washington, Inc.	15,395	1,378,161
FedEx Corp.	21,973	5,171,126
United Parcel Service, Inc., Class B	65,052	10,083,060

		17,690,296

304

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,593	$1,022,473
Old Dominion Freight Line, Inc.	8,751	1,697,694

		2,720,167

Water — 0.1%
American Water Works Co., Inc.	16,487	2,621,763

Water Treatment Systems — 0.0%
Pentair PLC	15,130	823,980

Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,133	1,772,441

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	27,345	49,969,159
Alphabet, Inc., Class C†	26,402	48,467,208

		98,436,367

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	15,419	2,583,453

Total Common Stocks (cost $1,569,767,865)		2,850,950,252

EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 Trust ETF (cost $19,043,030)	60,800	22,500,256

Total Long-Term Investment Securities (cost $1,588,810,895)		2,873,450,508

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.07% due 02/25/2021(3)	$400,000	$399,987
0.10% due 12/30/2021(3)	2,820,000	2,817,822
0.17% due 05/20/2021(3)	3,700,000	3,699,153

Total Short-Term Investment Securities (cost $6,915,380)		6,916,962

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $66,236,000 and collateralized by $67,650,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $67,560,760 (cost $66,236,000)	66,236,000	66,236,000

TOTAL INVESTMENTS (cost $1,661,962,275)(2)	100.0%	2,946,603,470
Liabilities in excess of other assets	(0.0)	(502,940)

NET ASSETS	100.0%	$2,946,100,530

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8).
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

403	Long	S&P 500 E-Mini Index	March 2021	$74,250,305	$74,659,780	$409,475

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

305

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,850,950,252	$—	$—	$2,850,950,252
Exchange-Traded Funds	22,500,256	—	—	22,500,256
Short-Term Investment Securities	—	6,916,962	—	6,916,962
Repurchase Agreements	—	66,236,000	—	66,236,000

Total Investments at Value	$2,873,450,508	$73,152,962	$—	$2,946,603,470

Other Financial Instruments:†
Futures Contracts	$409,475	$—	$—	$409,475

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

306

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.3%
Medical-Drugs	5.1
Electric-Integrated	4.5
Real Estate Investment Trusts	3.9
Insurance-Property/Casualty	3.5
Electronic Components-Semiconductors	3.2
Telephone-Integrated	3.0
Finance-Credit Card	2.6
Oil Companies-Integrated	2.4
Aerospace/Defense	2.3
Diversified Manufacturing Operations	2.2
Retail-Discount	2.2
Multimedia	2.1
Banks-Super Regional	2.0
Medical-HMO	1.9
Medical Instruments	1.7
Beverages-Non-alcoholic	1.6
Medical Products	1.5
Cosmetics & Toiletries	1.5
Medical-Biomedical/Gene	1.5
Computer Services	1.5
Insurance-Multi-line	1.4
Tobacco	1.4
Networking Products	1.3
Retail-Restaurants	1.2
Pharmacy Services	1.2
Oil Companies-Exploration & Production	1.1
Chemicals-Diversified	1.1
Exchange-Traded Funds	1.0
Transport-Rail	1.0
Instruments-Controls	0.9
Commercial Services-Finance	0.9
Cable/Satellite TV	0.9
Banks-Commercial	0.9
Data Processing/Management	0.8
Food-Misc./Diversified	0.8
Retail-Building Products	0.8
Food-Confectionery	0.7
Auto-Cars/Light Trucks	0.7
Finance-Other Services	0.7
Insurance-Life/Health	0.6
Investment Management/Advisor Services	0.6
Insurance Brokers	0.6
Industrial Gases	0.6
Oil Refining & Marketing	0.6
Airlines	0.5
Retail-Major Department Stores	0.5
Finance-Investment Banker/Broker	0.5
Drug Delivery Systems	0.5
Banks-Fiduciary	0.5
Electronic Measurement Instruments	0.5
Pipelines	0.5
Transport-Services	0.5
Medical-Wholesale Drug Distribution	0.5
Oil-Field Services	0.4
Athletic Footwear	0.4
E-Commerce/Services	0.4
Electric-Distribution	0.4
Apparel Manufacturers	0.4
Building-Residential/Commercial	0.4
Machinery-Construction & Mining	0.4

Medical-Hospitals	0.4%
Medical Labs & Testing Services	0.3
Enterprise Software/Service	0.3
Auto-Heavy Duty Trucks	0.3
Computers	0.3
Hotels/Motels	0.3
Diagnostic Equipment	0.3
Retail-Apparel/Shoe	0.3
Entertainment Software	0.3
Building Products-Air & Heating	0.3
Computers-Memory Devices	0.3
Machinery-Pumps	0.3
Non-Hazardous Waste Disposal	0.3
Brewery	0.3
Retail-Auto Parts	0.3
Containers-Paper/Plastic	0.3
Electric Products-Misc.	0.3
Semiconductor Components-Integrated Circuits	0.3
Chemicals-Specialty	0.3
Electronic Connectors	0.3
Tools-Hand Held	0.3
Casino Hotels	0.2
Consumer Products-Misc.	0.2
Food-Wholesale/Distribution	0.2
Retail-Drug Store	0.2
Machinery-General Industrial	0.2
Cruise Lines	0.2
Broadcast Services/Program	0.2
Food-Meat Products	0.2
Agricultural Biotech	0.2
Building Products-Cement	0.2
Agricultural Operations	0.2
Television	0.2
Food-Retail	0.2
Medical-Generic Drugs	0.2
Aerospace/Defense-Equipment	0.2
Cellular Telecom	0.2
Advertising Agencies	0.2
Distribution/Wholesale	0.2
Machinery-Farming	0.2
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Gold Mining	0.1
Real Estate Management/Services	0.1
Paper & Related Products	0.1
Gas-Distribution	0.1
Retail-Automobile	0.1
Finance-Consumer Loans	0.1
Agricultural Chemicals	0.1
Coatings/Paint	0.1
Wireless Equipment	0.1
Metal-Copper	0.1
Steel-Producers	0.1
Telecom Equipment-Fiber Optics	0.1
Water	0.1
Medical Information Systems	0.1
Industrial Automated/Robotic	0.1
Retail-Consumer Electronics	0.1
Internet Security	0.1
Computer Software	0.1
Toys	0.1

307

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Dental Supplies & Equipment	0.1%
Appliances	0.1
Web Hosting/Design	0.1
E-Services/Consulting	0.1
Containers-Metal/Glass	0.1
Publishing-Newspapers	0.1
Theaters	0.1
Disposable Medical Products	0.1
Office Automation & Equipment	0.1
Home Decoration Products	0.1
Water Treatment Systems	0.1
Textile-Home Furnishings	0.1
Insurance-Reinsurance	0.1
Telecommunication Equipment	0.1
Building Products-Wood	0.1
Retail-Perfume & Cosmetics	0.1
Human Resources	0.1
Electronic Components-Misc.	0.1
U.S. Government Treasuries	0.1

99.8%

*	Calculated as a percentage of net assets

308

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,859	$189,166
Omnicom Group, Inc.	4,332	270,230

		459,396

Aerospace/Defense — 2.3%
Boeing Co.	10,692	2,076,279
General Dynamics Corp.	4,684	687,049
Lockheed Martin Corp.	2,679	862,156
Northrop Grumman Corp.	3,124	895,369
Raytheon Technologies Corp.	30,601	2,042,005
Teledyne Technologies, Inc.†	379	135,307
TransDigm Group, Inc.†	439	242,890

		6,941,055

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	7,863	193,273
L3Harris Technologies, Inc.	1,820	312,148

		505,421

Agricultural Biotech — 0.2%
Corteva, Inc.	15,012	598,378

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,310	178,348
Mosaic Co.	6,951	180,448

		358,796

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,211	560,662

Airlines — 0.5%
Alaska Air Group, Inc.	2,492	121,684
American Airlines Group, Inc.	12,307	211,311
Delta Air Lines, Inc.	12,850	487,786
Southwest Airlines Co.	11,894	522,623
United Airlines Holdings, Inc.†	5,897	235,821

		1,579,225

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	7,019	107,321
PVH Corp.	1,432	122,092
Ralph Lauren Corp.	972	98,221
Tapestry, Inc.	5,590	176,756
Under Armour, Inc., Class A†	3,799	66,482
Under Armour, Inc., Class C†	3,921	58,697
VF Corp.	6,444	495,350

		1,124,919

Appliances — 0.1%
Whirlpool Corp.	1,260	233,213

Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,102	1,215,936

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	78,735	829,079
General Motors Co.	25,379	1,286,208

		2,115,287

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,700	398,514
PACCAR, Inc.	6,981	636,807

		1,035,321

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	1,795	239,812

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
BorgWarner, Inc.	4,927	$206,885

		446,697

Banks-Commercial — 0.9%
Citizens Financial Group, Inc.	8,605	313,566
First Republic Bank	1,647	238,799
M&T Bank Corp.	2,585	342,435
Regions Financial Corp.	19,352	329,177
Truist Financial Corp.	27,164	1,303,329
Zions Bancorp NA	3,305	145,883

		2,673,189

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	16,427	654,287
Northern Trust Corp.	4,194	374,063
State Street Corp.	7,109	497,630

		1,525,980

Banks-Super Regional — 2.0%
Comerica, Inc.	2,803	160,332
Fifth Third Bancorp	14,355	415,290
Huntington Bancshares, Inc.	20,498	271,086
KeyCorp	19,675	331,720
PNC Financial Services Group, Inc.	8,537	1,225,230
US Bancorp	27,622	1,183,603
Wells Fargo & Co.	83,308	2,489,243

		6,076,504

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	50,656	2,439,086
PepsiCo, Inc.	16,150	2,205,606

		4,644,692

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,839	131,801

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,415	720,326
Molson Coors Beverage Co., Class B	3,791	190,157

		910,483

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,230	133,787
Discovery, Inc., Class C†	5,944	208,218
Fox Corp., Class A	6,801	212,055
Fox Corp., Class B	3,117	93,167

		647,227

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,204	103,845

Building Products-Air & Heating — 0.3%
Carrier Global Corp.	5,910	227,535
Johnson Controls International PLC	14,586	726,675

		954,210

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,255	360,699
Vulcan Materials Co.	1,549	231,018

		591,717

Building Products-Wood — 0.1%
Masco Corp.	2,953	160,377

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,673	205,286

309

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Lennar Corp., Class A	5,543	$460,900
NVR, Inc.†	70	311,254
PulteGroup, Inc.	2,647	115,145

		1,092,585

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	51,520	2,553,846
DISH Network Corp., Class A†	4,982	144,578

		2,698,424

Casino Hotels — 0.2%
Las Vegas Sands Corp.	6,618	318,259
MGM Resorts International	8,261	235,934
Wynn Resorts, Ltd.	1,956	194,681

		748,874

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,644	459,436

Chemicals-Diversified — 1.1%
Celanese Corp.	2,355	287,663
Dow, Inc.	7,622	395,582
DuPont de Nemours, Inc.	14,787	1,174,827
Eastman Chemical Co.	2,730	268,495
LyondellBasell Industries NV, Class A	5,181	444,323
PPG Industries, Inc.	4,759	641,085

		3,211,975

Chemicals-Specialty — 0.3%
Ecolab, Inc.	2,702	552,586
International Flavors & Fragrances, Inc.	2,155	242,179

		794,765

Coatings/Paint — 0.1%
Sherwin-Williams Co.	511	353,510

Commercial Services — 0.1%
Cintas Corp.	602	191,508
Nielsen Holdings PLC	7,193	160,620
Quanta Services, Inc.	1,175	82,802

		434,930

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	4,493	741,884
Equifax, Inc.	1,226	217,137
FleetCor Technologies, Inc.†	958	232,555
Global Payments, Inc.	6,031	1,064,592
IHS Markit, Ltd.	2,628	228,846
Moody’s Corp.	911	242,563

		2,727,577

Computer Services — 1.5%
Accenture PLC, Class A	5,617	1,358,865
Cognizant Technology Solutions Corp., Class A	5,279	411,498
DXC Technology Co.	5,126	144,553
International Business Machines Corp.	17,954	2,138,501
Leidos Holdings, Inc.	2,696	285,938

		4,339,355

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,181	131,127
Citrix Systems, Inc.	868	115,713

		246,840

Security Description	Shares	Value (Note 2)

Computers — 0.3%
Hewlett Packard Enterprise Co.	25,932	$320,001
HP, Inc.	27,675	673,609

		993,610

Computers-Memory Devices — 0.3%
NetApp, Inc.	4,501	299,046
Seagate Technology PLC	4,504	297,805
Western Digital Corp.	6,130	345,916

		942,767

Consulting Services — 0.0%
Gartner, Inc.†	846	128,516

Consumer Products-Misc. — 0.2%
Clorox Co.	838	175,527
Kimberly-Clark Corp.	4,249	561,293

		736,820

Containers-Metal/Glass — 0.1%
Ball Corp.	2,373	208,871

Containers-Paper/Plastic — 0.3%
Amcor PLC	31,604	345,748
Packaging Corp. of America	1,911	256,953
Sealed Air Corp.	1,063	44,933
WestRock Co.	5,292	219,247

		866,881

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	8,290	646,620
Estee Lauder Cos., Inc., Class A	2,008	475,193
Procter & Gamble Co.	25,981	3,331,024

		4,452,837

Cruise Lines — 0.2%
Carnival Corp.	14,985	279,770
Norwegian Cruise Line Holdings, Ltd.†	6,360	144,054
Royal Caribbean Cruises, Ltd.	3,752	243,880

		667,704

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,165	164,626
Fidelity National Information Services, Inc.	12,503	1,543,620
Fiserv, Inc.†	3,708	380,775
Jack Henry & Associates, Inc.	800	115,832
Paychex, Inc.	3,030	264,580

		2,469,433

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,404	235,570

Diagnostic Equipment — 0.3%
Danaher Corp.	4,077	969,674

Disposable Medical Products — 0.1%
Teleflex, Inc.	497	187,682

Distribution/Wholesale — 0.2%
Fastenal Co.	2,892	131,846
LKQ Corp.†	5,642	197,978
WW Grainger, Inc.	354	128,994

		458,818

Diversified Banking Institutions — 6.3%
Bank of America Corp.	153,392	4,548,073
Citigroup, Inc.	41,950	2,432,680

310

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.	6,933	$1,880,022
JPMorgan Chase & Co.	61,420	7,902,911
Morgan Stanley	28,799	1,930,973

		18,694,659

Diversified Manufacturing Operations — 2.2%
3M Co.	11,623	2,041,696
A.O. Smith Corp.	2,729	148,185
Eaton Corp. PLC	8,032	945,366
General Electric Co.	176,507	1,885,095
Illinois Tool Works, Inc.	3,250	631,182
Parker-Hannifin Corp.	1,246	329,704
Textron, Inc.	4,612	208,739
Trane Technologies PLC	2,613	374,574

		6,564,541

Drug Delivery Systems — 0.5%
Becton Dickinson & Co.	5,844	1,529,901

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	512	995,497
Expedia Group, Inc.	1,753	217,547

		1,213,044

E-Services/Consulting — 0.1%
CDW Corp.	1,613	212,368

Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,364	267,747
Emerson Electric Co.	7,230	573,700

		841,447

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	6,893	487,886
Sempra Energy	5,813	719,417

		1,207,303

Electric-Integrated — 4.5%
AES Corp.	8,309	202,657
Alliant Energy Corp.	5,033	244,855
Ameren Corp.	4,981	362,218
American Electric Power Co., Inc.	10,002	809,262
CenterPoint Energy, Inc.	10,978	231,526
CMS Energy Corp.	5,769	328,141
Dominion Energy, Inc.	16,438	1,198,166
DTE Energy Co.	3,900	463,008
Duke Energy Corp.	14,829	1,393,926
Edison International	7,627	443,586
Entergy Corp.	4,035	384,657
Evergy, Inc.	4,571	245,600
Eversource Energy	6,908	604,450
Exelon Corp.	19,657	816,945
FirstEnergy Corp.	10,933	336,299
NextEra Energy, Inc.	22,500	1,819,575
Pinnacle West Capital Corp.	2,269	170,742
PPL Corp.	15,491	428,636
Public Service Enterprise Group, Inc.	10,193	575,191
Southern Co.	21,283	1,253,994
WEC Energy Group, Inc.	6,356	565,048
Xcel Energy, Inc.	10,588	677,526

		13,556,008

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,322	151,845

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 3.2%
Broadcom, Inc.	2,608	$1,174,904
Intel Corp.	82,572	4,583,572
IPG Photonics Corp.†	396	88,478
Microchip Technology, Inc.	1,469	199,946
Micron Technology, Inc.†	22,431	1,755,674
Skyworks Solutions, Inc.	1,606	271,816
Texas Instruments, Inc.	8,693	1,440,343

		9,514,733

Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,291	286,100
TE Connectivity, Ltd.	4,132	497,493

		783,593

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	1,726	207,413
FLIR Systems, Inc.	2,642	137,516
Fortive Corp.	6,794	448,947
Keysight Technologies, Inc.†	1,605	227,252
Roper Technologies, Inc.	972	381,909
Vontier Corp.†	3,395	110,100

		1,513,137

Electronic Security Devices — 0.0%
Allegion PLC	1,076	115,143

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	992	100,152

Enterprise Software/Service — 0.3%
Oracle Corp.	17,199	1,039,336

Entertainment Software — 0.3%
Activision Blizzard, Inc.	6,385	581,035
Electronic Arts, Inc.	2,689	385,065

		966,100

Finance-Consumer Loans — 0.1%
Synchrony Financial	10,940	368,131

Finance-Credit Card — 2.6%
American Express Co.	13,142	1,527,889
Capital One Financial Corp.	9,216	960,860
Discover Financial Services	6,176	515,943
Mastercard, Inc., Class A	5,672	1,793,997
Visa, Inc., Class A	13,667	2,641,148
Western Union Co.	8,284	184,484

		7,624,321

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	30,057	1,549,138

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	1,067	97,876
CME Group, Inc.	7,233	1,314,525
Intercontinental Exchange, Inc.	5,202	574,041
Nasdaq, Inc.	810	109,569

		2,096,011

Food-Confectionery — 0.7%
Hershey Co.	1,754	255,102
J.M. Smucker Co.	2,299	267,627
Mondelez International, Inc., Class A	28,817	1,597,614

		2,120,343

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,657	265,087

311

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food-Meat Products (continued)
Tyson Foods, Inc., Class A	5,926	$381,101

		646,188

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	4,081	196,337
Conagra Brands, Inc.	9,843	340,568
General Mills, Inc.	12,317	715,618
Kellogg Co.	5,125	302,067
Kraft Heinz Co.	13,057	437,540
Lamb Weston Holdings, Inc.	1,858	138,793
McCormick & Co., Inc.	2,806	251,249

		2,382,172

Food-Retail — 0.2%
Kroger Co.	15,602	538,269

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	10,263	733,907

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,537	225,793
NiSource, Inc.	7,722	171,042

		396,835

Gold Mining — 0.1%
Newmont Corp.	7,284	434,126

Home Decoration Products — 0.1%
Newell Brands, Inc.	7,609	182,768

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,670	109,470

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	3,522	357,096
Marriott International, Inc., Class A	5,359	623,305

		980,401

Human Resources — 0.1%
Robert Half International, Inc.	2,297	155,048

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,018	83,565

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,030	255,986

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,405	641,558
Linde PLC	4,442	1,090,067

		1,731,625

Instruments-Controls — 0.9%
Honeywell International, Inc.	14,139	2,762,336

Instruments-Scientific — 0.0%
Waters Corp.†	563	149,009

Insurance Brokers — 0.6%
Aon PLC, Class A	2,211	449,054
Arthur J. Gallagher & Co.	2,209	254,941
Marsh & McLennan Cos., Inc.	5,212	572,851
Willis Towers Watson PLC	2,597	527,035

		1,803,881

Insurance-Life/Health — 0.6%
Aflac, Inc.	13,163	594,704
Globe Life, Inc.	1,940	175,357
Lincoln National Corp.	3,661	166,539

Security Description	Shares	Value (Note 2)

Insurance-Life/Health (continued)
Principal Financial Group, Inc.	5,148	$253,642
Prudential Financial, Inc.	7,979	624,596
Unum Group	4,104	95,336

		1,910,174

Insurance-Multi-line — 1.4%
Allstate Corp.	6,127	656,692
American International Group, Inc.(2)	17,359	649,921
Chubb, Ltd.	9,095	1,324,869
Cincinnati Financial Corp.	3,015	253,531
Hartford Financial Services Group, Inc.	7,220	346,705
Loews Corp.	4,708	213,225
MetLife, Inc.	15,413	742,136

		4,187,079

Insurance-Property/Casualty — 3.5%
Assurant, Inc.	1,195	161,887
Berkshire Hathaway, Inc., Class B†	39,213	8,935,467
Progressive Corp.	4,248	370,383
Travelers Cos., Inc.	5,104	695,675
WR Berkley Corp.	2,837	176,291

		10,339,703

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	805	169,919

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	695	136,185

Internet Security — 0.1%
NortonLifeLock, Inc.	11,926	251,281

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,377	470,337
BlackRock, Inc.	857	600,980
Franklin Resources, Inc.	5,490	144,332
Invesco, Ltd.	7,589	156,258
Raymond James Financial, Inc.	2,456	245,428
T. Rowe Price Group, Inc.	1,825	285,576

		1,902,911

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	5,802	1,060,838

Machinery-Farming — 0.2%
Deere & Co.	1,579	456,015

Machinery-General Industrial — 0.2%
IDEX Corp.	839	156,213
Otis Worldwide Corp.	3,938	254,592
Westinghouse Air Brake Technologies Corp.	3,605	267,527

		678,332

Machinery-Pumps — 0.3%
Dover Corp.	2,904	338,287
Flowserve Corp.	2,625	93,345
Ingersoll Rand, Inc.†	7,490	313,382
Xylem, Inc.	1,961	189,413

		934,427

Medical Information Systems — 0.1%
Cerner Corp.	3,521	282,067

Medical Instruments — 1.7%
Boston Scientific Corp.†	28,852	1,022,515
Edwards Lifesciences Corp.†	5,400	445,932
Intuitive Surgical, Inc.†	711	531,572

312

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
Medtronic PLC	27,122	$3,019,492

		5,019,511

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,391	247,320
Laboratory Corp. of America Holdings†	1,963	449,350
Quest Diagnostics, Inc.	2,715	350,642

		1,047,312

Medical Products — 1.5%
Abbott Laboratories	14,642	1,809,605
Baxter International, Inc.	10,293	790,811
Cooper Cos., Inc.	583	212,235
Hologic, Inc.†	1,450	115,609
STERIS PLC	739	138,274
Stryker Corp.	3,360	742,594
Varian Medical Systems, Inc.†	699	122,723
Zimmer Biomet Holdings, Inc.	4,177	641,880

		4,573,731

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	1,191	182,616
Amgen, Inc.	5,865	1,415,987
Biogen, Inc.†	1,457	411,763
Gilead Sciences, Inc.	25,258	1,656,925
Illumina, Inc.†	1,471	627,293
Incyte Corp.†	1,388	124,573

		4,419,157

Medical-Drugs — 5.1%
AbbVie, Inc.	9,249	947,838
Bristol-Myers Squibb Co.	21,856	1,342,614
Eli Lilly & Co.	6,239	1,297,525
Johnson & Johnson	31,827	5,191,938
Merck & Co., Inc.	26,509	2,043,049
Pfizer, Inc.	111,999	4,020,764
Zoetis, Inc.	2,586	398,890

		15,242,618

Medical-Generic Drugs — 0.2%
Perrigo Co. PLC	2,750	117,425
Viatris, Inc.†	24,309	413,010

		530,435

Medical-HMO — 1.9%
Anthem, Inc.	5,011	1,488,167
Centene Corp.†	11,683	704,485
Humana, Inc.	1,280	490,381
UnitedHealth Group, Inc.	9,177	3,061,263

		5,744,296

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	5,318	864,069
Universal Health Services, Inc., Class B	1,566	195,249

		1,059,318

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,963	308,745
Cardinal Health, Inc.	5,912	317,652
Henry Schein, Inc.†	2,877	189,450
McKesson Corp.	3,235	564,410

		1,380,257

Security Description	Shares	Value (Note 2)

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	11,124	$299,347

Multimedia — 2.1%
Walt Disney Co.†	36,480	6,134,842

Networking Products — 1.3%
Cisco Systems, Inc.	85,142	3,795,630

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	4,239	383,714
Waste Management, Inc.	4,779	531,999

		915,713

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	3,358	70,619
Zebra Technologies Corp., Class A†	290	112,470

		183,089

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	975	147,098

Oil Companies-Exploration & Production — 1.1%
Apache Corp.	7,606	108,614
Cabot Oil & Gas Corp.	8,031	147,208
ConocoPhillips	27,293	1,092,539
Devon Energy Corp.	11,921	196,220
Diamondback Energy, Inc.	3,183	180,444
EOG Resources, Inc.	11,755	599,035
Hess Corp.	2,588	139,700
Marathon Oil Corp.	15,906	115,159
Occidental Petroleum Corp.	16,887	338,753
Pioneer Natural Resources Co.	4,074	492,547

		3,410,219

Oil Companies-Integrated — 2.4%
Chevron Corp.	38,789	3,304,823
Exxon Mobil Corp.	85,197	3,820,233

		7,125,056

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.	7,823	96,849

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	3,003	85,465
Marathon Petroleum Corp.	13,110	565,828
Phillips 66	8,801	596,708
Valero Energy Corp.	8,217	463,685

		1,711,686

Oil-Field Services — 0.4%
Baker Hughes Co.	13,819	277,624
Halliburton Co.	17,812	314,026
Schlumberger, Ltd.	28,049	622,968
TechnipFMC PLC	8,512	90,993

		1,305,611

Paper & Related Products — 0.1%
International Paper Co.	7,921	398,506

Pharmacy Services — 1.2%
Cigna Corp.	7,279	1,579,907
CVS Health Corp.	26,374	1,889,697

		3,469,604

Pipelines — 0.5%
Kinder Morgan, Inc.	39,228	552,330
ONEOK, Inc.	8,954	356,638

313

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines (continued)
Williams Cos., Inc.	24,453	$519,137

		1,428,105

Publishing-Newspapers — 0.1%
News Corp., Class A	7,878	152,833
News Corp., Class B	2,454	46,332

		199,165

Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities, Inc.	2,495	416,939
American Tower Corp.	4,386	997,201
AvalonBay Communities, Inc.	2,813	460,404
Boston Properties, Inc.	2,854	260,485
Crown Castle International Corp.	3,476	553,588
Digital Realty Trust, Inc.	5,645	812,598
Duke Realty Corp.	4,422	174,934
Equinix, Inc.	754	557,930
Equity Residential	6,901	425,378
Essex Property Trust, Inc.	1,314	314,847
Extra Space Storage, Inc.	1,354	154,072
Federal Realty Investment Trust	1,387	121,446
Healthpeak Properties, Inc.	10,848	321,643
Host Hotels & Resorts, Inc.	14,212	192,573
Iron Mountain, Inc.	5,806	195,488
Kimco Realty Corp.	8,715	143,885
Mid-America Apartment Communities, Inc.	2,304	305,856
Prologis, Inc.	14,895	1,537,164
Public Storage	1,747	397,652
Realty Income Corp.	7,072	417,672
Regency Centers Corp.	3,180	150,032
SBA Communications Corp.	784	210,637
Simon Property Group, Inc.	6,607	613,988
SL Green Realty Corp.	1,479	99,803
UDR, Inc.	5,934	228,162
Ventas, Inc.	7,547	347,690
Vornado Realty Trust	3,160	125,642
Welltower, Inc.	8,408	509,525
Weyerhaeuser Co.	15,040	469,098

		11,516,332

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,759	412,164

Retail-Apparel/Shoe — 0.3%
Gap, Inc.†	4,145	83,936
L Brands, Inc.	2,071	84,414
Ross Stores, Inc.	7,173	798,283

		966,633

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,367	203,874
AutoZone, Inc.†	205	229,266
Genuine Parts Co.	2,907	272,909
O’Reilly Automotive, Inc.†	467	198,695

		904,744

Retail-Automobile — 0.1%
CarMax, Inc.†	3,306	389,381

Retail-Building Products — 0.8%
Home Depot, Inc.	6,074	1,644,960
Lowe’s Cos., Inc.	4,282	714,452

		2,359,412

Security Description	Shares	Value (Note 2)

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,322	$252,680

Retail-Discount — 2.2%
Costco Wholesale Corp.	4,179	1,472,805
Dollar Tree, Inc.†	4,739	481,767
Target Corp.	3,431	621,594
Walmart, Inc.	27,934	3,924,448

		6,500,614

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	14,482	727,721

Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	24,192	1,549,256

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	556	155,547

Retail-Restaurants — 1.2%
Darden Restaurants, Inc.	2,623	306,602
McDonald’s Corp.	9,008	1,872,223
Starbucks Corp.	9,933	961,614
Yum! Brands, Inc.	3,465	351,663

		3,492,102

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,561	116,943

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	4,244	625,269
Maxim Integrated Products, Inc.	2,154	188,927

		814,196

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	816	128,381

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,652	139,478

Steel-Producers — 0.1%
Nucor Corp.	6,084	296,473

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,159	292,663

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,644	162,247

Telephone-Integrated — 3.0%
AT&T, Inc.	143,585	4,110,839
Lumen Technologies, Inc.	19,896	246,312
Verizon Communications, Inc.	83,380	4,565,055

		8,922,206

Television — 0.2%
ViacomCBS, Inc., Class B	11,384	552,124

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,205	173,038

Theaters — 0.1%
Live Nation Entertainment, Inc.†	2,881	191,442

Tobacco — 1.4%
Altria Group, Inc.	37,446	1,538,282
Philip Morris International, Inc.	31,379	2,499,337

		4,037,619

Tools-Hand Held — 0.3%
Snap-on, Inc.	1,092	196,549

314

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tools-Hand Held (continued)
Stanley Black & Decker, Inc.	3,228	$560,026

		756,575

Toys — 0.1%
Hasbro, Inc.	2,568	240,930

Transport-Rail — 1.0%
CSX Corp.	7,397	634,330
Kansas City Southern	924	187,267
Norfolk Southern Corp.	2,815	666,085
Union Pacific Corp.	7,061	1,394,336

		2,882,018

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,739	234,349
Expeditors International of Washington, Inc.	1,194	106,887
FedEx Corp.	1,752	412,315
United Parcel Service, Inc., Class B	4,323	670,065

		1,423,616

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	690	92,915

Water — 0.1%
American Water Works Co., Inc.	1,826	290,371

Water Treatment Systems — 0.1%
Pentair PLC	3,352	182,550

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,174	227,838

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,879	$314,826

Total Common Stocks (cost $282,036,753)		294,539,746

EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Value ETF (cost $2,839,026)	24,060	3,031,079

Total Long-Term Investment Securities (cost $284,875,779)		297,570,825

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.10% due 12/30/2021(3) (cost $149,858)	$150,000	149,858

TOTAL INVESTMENTS (cost $285,025,637)(1)	99.8%	297,720,683
Other assets less liabilities	0.2	625,680

NET ASSETS	100.0%	$298,346,363

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security represents an investment in an affiliated company (See Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

6	Long	S&P 500 E-Mini Index	March 2021	$1,106,155	$1,111,560	$5,405

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$294,539,746	$—	$—	$294,539,746
Exchange-Traded Funds	3,031,079	—	—	3,031,079
Short-Term Investment Securities	—	149,858	—	149,858

Total Investments at Value	$297,570,825	$149,858	$—	$297,720,683

Other Financial Instruments:+
Futures Contracts	$5,405	$—	$—	$5,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

315

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.5%
Medical-Drugs	6.3
Medical-HMO	6.2
Banks-Super Regional	4.0
Electronic Components-Semiconductors	3.4
Enterprise Software/Service	3.1
Retail-Discount	2.8
Cable/Satellite TV	2.7
Diversified Manufacturing Operations	2.6
Insurance-Multi-line	2.4
Investment Management/Advisor Services	2.4
Medical-Biomedical/Gene	2.3
Insurance-Property/Casualty	2.2
Networking Products	2.2
Retail-Building Products	2.1
Electric-Integrated	1.7
Auto-Cars/Light Trucks	1.7
Insurance-Life/Health	1.6
Banks-Commercial	1.5
Tobacco	1.5
Exchange-Traded Funds	1.4
Transport-Services	1.3
Retail-Auto Parts	1.3
Chemicals-Diversified	1.3
Semiconductor Equipment	1.2
Oil Companies-Integrated	1.2
Medical-Wholesale Drug Distribution	1.2
Building-Residential/Commercial	1.1
Medical-Hospitals	1.1
Banks-Fiduciary	1.1
Auto-Heavy Duty Trucks	1.0
Finance-Credit Card	1.0
Computer Services	1.0
Pharmacy Services	0.9
Computers	0.8
Transport-Rail	0.8
Food-Misc./Diversified	0.8
Containers-Paper/Plastic	0.8
Aerospace/Defense	0.7
Pipelines	0.7
Oil Refining & Marketing	0.7
Medical Labs & Testing Services	0.7
E-Commerce/Products	0.7
Agricultural Operations	0.6
Oil Companies-Exploration & Production	0.6
Building Products-Air & Heating	0.6
Electric Products-Misc.	0.5
Steel-Producers	0.5
Retail-Consumer Electronics	0.5
Real Estate Management/Services	0.5
Telecom Equipment-Fiber Optics	0.4
Distribution/Wholesale	0.4
Finance-Other Services	0.4
Rental Auto/Equipment	0.4
Medical Products	0.4
Electronic Components-Misc.	0.4
Building & Construction Products-Misc.	0.3
Independent Power Producers	0.3
Paper & Related Products	0.3
Registered Investment Companies	0.3
Advertising Agencies	0.3

E-Services/Consulting	0.3%
Machinery-Pumps	0.3
Broadcast Services/Program	0.3
Finance-Consumer Loans	0.3
Retail-Automobile	0.3
Computers-Memory Devices	0.3
Food-Meat Products	0.3
Building Products-Wood	0.2
Machinery-General Industrial	0.2
Dialysis Centers	0.2
Containers-Metal/Glass	0.2
Appliances	0.2
Agricultural Biotech	0.2
Retail-Gardening Products	0.2
Finance-Auto Loans	0.2
Coatings/Paint	0.2
Textile-Home Furnishings	0.2
Home Decoration Products	0.2
Recreational Vehicles	0.2
Agricultural Chemicals	0.2
Tools-Hand Held	0.2
Water Treatment Systems	0.2
Food-Confectionery	0.2
Funeral Services & Related Items	0.1
Machinery-Farming	0.1
Office Supplies & Forms	0.1
Commercial Services	0.1
Gas-Distribution	0.1
Electronic Parts Distribution	0.1
Retail-Home Furnishings	0.1
Retail-Convenience Store	0.1
Transport-Truck	0.1
Insurance-Reinsurance	0.1
Auto/Truck Parts & Equipment-Original	0.1
Human Resources	0.1
Telecommunication Equipment	0.1
Finance-Investment Banker/Broker	0.1
Electronic Security Devices	0.1
Machinery-Construction & Mining	0.1
Applications Software	0.1
Pastoral & Agricultural	0.1
Footwear & Related Apparel	0.1

99.9%

*	Calculated as a percentage of net assets

316

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	55,800	$1,343,106
Omnicom Group, Inc.	52,700	3,287,426

		4,630,532

Aerospace/Defense — 0.7%
General Dynamics Corp.	70,400	10,326,272

Agricultural Biotech — 0.2%
Corteva, Inc.	68,100	2,714,466

Agricultural Chemicals — 0.2%
Mosaic Co.	93,000	2,414,280

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	136,400	6,821,364
Bunge, Ltd.	34,300	2,244,592

		9,065,956

Apparel Manufacturers — 0.0%
Hanesbrands, Inc.	39,500	603,955

Appliances — 0.2%
Whirlpool Corp.	15,300	2,831,877

Applications Software — 0.1%
CDK Global, Inc.	19,800	988,020

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.	958,100	10,088,793
General Motors Co.	273,000	13,835,640

		23,924,433

Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	36,300	8,509,446
PACCAR, Inc.	66,100	6,029,642

		14,539,088

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp.	9,800	1,477,448

Banks-Commercial — 1.5%
Citizens Financial Group, Inc.	81,500	2,969,860
Commerce Bancshares, Inc.	20,455	1,367,417
Cullen/Frost Bankers, Inc.	9,800	903,952
East West Bancorp, Inc.	27,000	1,618,380
M&T Bank Corp.	23,600	3,126,292
Regions Financial Corp.	183,200	3,116,232
Signature Bank	10,500	1,734,495
SVB Financial Group†	9,900	4,334,022
Western Alliance Bancorp	18,500	1,261,330
Zions Bancorp NA	31,300	1,381,582

		21,813,562

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	169,100	6,735,253
Northern Trust Corp.	39,700	3,540,843
State Street Corp.	67,300	4,711,000

		14,987,096

Banks-Super Regional — 4.0%
Comerica, Inc.	26,500	1,515,800
Fifth Third Bancorp	135,900	3,931,587
Huntington Bancshares, Inc.	166,200	2,197,995
KeyCorp	186,300	3,141,018
PNC Financial Services Group, Inc.	80,900	11,610,768
US Bancorp	277,056	11,871,850

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co.	760,300	$22,717,764

		56,986,782

Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	30,600	1,267,452
Fox Corp., Class A	82,800	2,581,704

		3,849,156

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	34,100	2,941,125
Owens Corning	26,500	2,056,400

		4,997,525

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	176,400	8,788,248

Building Products-Wood — 0.2%
Masco Corp.	64,100	3,481,271

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	89,400	6,865,920
Lennar Corp., Class A	67,400	5,604,310
PulteGroup, Inc.	65,700	2,857,950
Toll Brothers, Inc.	20,600	1,052,660

		16,380,840

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	768,400	38,089,588

Chemicals-Diversified — 1.3%
Celanese Corp.	28,700	3,505,705
Eastman Chemical Co.	33,300	3,275,055
FMC Corp.	31,800	3,443,622
Huntsman Corp.	31,900	842,798
LyondellBasell Industries NV, Class A	81,900	7,023,744

		18,090,924

Coatings/Paint — 0.2%
RPM International, Inc.	31,900	2,630,793

Commercial Services — 0.1%
Quanta Services, Inc.	26,500	1,867,455

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	131,100	10,219,245
Genpact, Ltd.	46,400	1,776,192
Leidos Holdings, Inc.	16,100	1,707,566

		13,703,003

Computers — 0.8%
Hewlett Packard Enterprise Co.	317,200	3,914,248
HP, Inc.	316,200	7,696,308

		11,610,556

Computers-Memory Devices — 0.3%
NetApp, Inc.	54,700	3,634,268

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	33,100	2,983,965

Containers-Paper/Plastic — 0.8%
Amcor PLC	384,600	4,207,524
Berry Global Group, Inc.†	21,700	1,071,329
Packaging Corp. of America	23,300	3,132,918
Sealed Air Corp.	38,000	1,606,260
Sonoco Products Co.	16,400	949,724

		10,967,755

317

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.2%
DaVita, Inc.†	27,400	$3,215,938

Distribution/Wholesale — 0.4%
LKQ Corp.†	74,600	2,617,714
WW Grainger, Inc.	9,100	3,315,949

		5,933,663

Diversified Banking Institutions — 9.5%
Bank of America Corp.	1,650,300	48,931,395
Goldman Sachs Group, Inc.	63,300	17,165,061
JPMorgan Chase & Co.	531,200	68,349,504

		134,445,960

Diversified Manufacturing Operations — 2.6%
3M Co.	141,475	24,851,498
Carlisle Cos., Inc.	13,100	1,898,583
ITT, Inc.	21,200	1,583,852
Parker-Hannifin Corp.	21,900	5,794,959
Textron, Inc.	56,100	2,539,086

		36,667,978

E-Commerce/Products — 0.7%
eBay, Inc.	169,000	9,550,190

E-Services/Consulting — 0.3%
CDW Corp.	35,000	4,608,100

Electric Products-Misc. — 0.5%
Emerson Electric Co.	97,400	7,728,690

Electric-Integrated — 1.7%
AES Corp.	163,000	3,975,570
Exelon Corp.	239,200	9,941,152
OGE Energy Corp.	31,900	973,588
Pinnacle West Capital Corp.	28,300	2,129,575
Public Service Enterprise Group, Inc.	128,400	7,245,612

		24,265,497

Electronic Components-Misc. — 0.4%
Hubbell, Inc.	13,300	2,069,480
Jabil, Inc.	36,600	1,514,142
Sensata Technologies Holding PLC†	26,400	1,438,800

		5,022,422

Electronic Components-Semiconductors — 3.4%
Broadcom, Inc.	67,600	30,453,800
Micron Technology, Inc.†	185,000	14,479,950
Qorvo, Inc.†	19,400	3,315,072

		48,248,822

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	18,500	1,806,155

Electronic Security Devices — 0.1%
Allegion PLC	10,400	1,112,904

Enterprise Software/Service — 3.1%
Oracle Corp.	721,900	43,624,417

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	71,300	2,697,992

Finance-Consumer Loans — 0.3%
Synchrony Financial	111,400	3,748,610

Finance-Credit Card — 1.0%
Capital One Financial Corp.	87,200	9,091,472
Discover Financial Services	34,700	2,898,838

Security Description	Shares	Value (Note 2)
Finance-Credit Card (continued)
Western Union Co.	100,800	$2,244,816

		14,235,126

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	51,800	1,209,530

Finance-Other Services — 0.4%
Nasdaq, Inc.	31,300	4,233,951
SEI Investments Co.	27,600	1,458,660

		5,692,611

Food-Confectionery — 0.2%
J.M. Smucker Co.	18,700	2,176,867

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	56,100	3,607,791

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	93,200	3,224,720
Kraft Heinz Co.	233,200	7,814,532

		11,039,252

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	22,400	772,352

Funeral Services & Related Items — 0.1%
Service Corp. International	42,800	2,158,404

Gas-Distribution — 0.1%
UGI Corp.	51,100	1,839,089

Home Decoration Products — 0.2%
Newell Brands, Inc.	104,000	2,498,080

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	9,600	630,336

Human Resources — 0.1%
Robert Half International, Inc.	21,800	1,471,500

Independent Power Producers — 0.3%
NRG Energy, Inc.	59,900	2,480,459
Vistra Corp.	120,000	2,396,400

		4,876,859

Insurance-Life/Health — 1.6%
Aflac, Inc.	134,000	6,054,120
Equitable Holdings, Inc.	84,800	2,101,344
Globe Life, Inc.	39,100	3,534,249
Lincoln National Corp.	36,800	1,674,032
Principal Financial Group, Inc.	52,400	2,581,748
Prudential Financial, Inc.	75,500	5,910,140
Voya Financial, Inc.	25,400	1,408,684

		23,264,317

Insurance-Multi-line — 2.4%
Allstate Corp.	58,000	6,216,440
American Financial Group, Inc.	16,500	1,553,310
Chubb, Ltd.	86,100	12,542,187
Hartford Financial Services Group, Inc.	68,400	3,284,568
Loews Corp.	50,600	2,291,674
MetLife, Inc.	171,700	8,267,355

		34,155,534

Insurance-Property/Casualty — 2.2%
Arch Capital Group, Ltd.†	74,600	2,343,186
Assurant, Inc.	11,300	1,530,811
First American Financial Corp.	17,600	920,304

318

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Markel Corp.†	2,450	$2,375,226
Old Republic International Corp.	36,000	651,600
Progressive Corp.	111,800	9,747,842
Travelers Cos., Inc.	90,100	12,280,630
WR Berkley Corp.	34,050	2,115,867

		31,965,466

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	7,300	1,540,884

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	23,700	4,689,519
BlackRock, Inc.	26,200	18,373,012
LPL Financial Holdings, Inc.	15,100	1,635,934
Raymond James Financial, Inc.	26,100	2,608,173
T. Rowe Price Group, Inc.	43,200	6,759,936

		34,066,574

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	11,100	1,016,649

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	10,800	582,336

Machinery-Farming — 0.1%
AGCO Corp.	18,400	2,040,560

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	46,600	3,458,186

Machinery-Pumps — 0.3%
Dover Corp.	35,300	4,112,097

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	23,900	5,470,949
Quest Diagnostics, Inc.	33,100	4,274,865

		9,745,814

Medical Products — 0.4%
Hologic, Inc.†	63,200	5,038,936

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	35,700	5,473,881
Amgen, Inc.	101,100	24,408,573
Bio-Rad Laboratories, Inc., Class A†	6,000	3,442,620

		33,325,074

Medical-Drugs — 6.3%
Jazz Pharmaceuticals PLC†	13,700	2,130,350
Johnson & Johnson	344,119	56,136,132
Pfizer, Inc.	877,962	31,518,836

		89,785,318

Medical-HMO — 6.2%
Anthem, Inc.	61,000	18,115,780
Humana, Inc.	21,600	8,275,176
Molina Healthcare, Inc.†	14,600	3,118,706
UnitedHealth Group, Inc.	174,500	58,209,710

		87,719,372

Medical-Hospitals — 1.1%
HCA Healthcare, Inc.	83,000	13,485,840
Universal Health Services, Inc., Class B	19,100	2,381,388

		15,867,228

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	50,200	$5,230,840
Cardinal Health, Inc.	49,600	2,665,008
Henry Schein, Inc.†	25,100	1,652,835
McKesson Corp.	39,400	6,874,118

		16,422,801

Networking Products — 2.2%
Cisco Systems, Inc.	690,300	30,773,574

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,200	1,991,484

Oil Companies-Exploration & Production — 0.6%
Continental Resources, Inc.	89,600	1,764,224
EOG Resources, Inc.	143,000	7,287,280

		9,051,504

Oil Companies-Integrated — 1.2%
Exxon Mobil Corp.	370,700	16,622,188

Oil Refining & Marketing — 0.7%
Phillips 66	83,400	5,654,520
Valero Energy Corp.	77,800	4,390,254

		10,044,774

Paper & Related Products — 0.3%
International Paper Co.	96,400	4,849,884

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	14,700	911,547

Pharmacy Services — 0.9%
Cigna Corp.	59,100	12,827,655

Pipelines — 0.7%
Cheniere Energy, Inc.†	61,900	3,920,127
Williams Cos., Inc.	297,600	6,318,048

		10,238,175

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	82,300	5,018,654
Jones Lang LaSalle, Inc.†	12,600	1,842,246

		6,860,900

Recreational Vehicles — 0.2%
Brunswick Corp.	19,200	1,660,032
Polaris, Inc.	6,900	805,023

		2,465,055

Rental Auto/Equipment — 0.4%
AMERCO	4,900	2,265,956
United Rentals, Inc.†	13,200	3,207,732

		5,473,688

Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	16,600	2,475,724
AutoZone, Inc.†	4,400	4,920,828
Genuine Parts Co.	35,300	3,313,964
O’Reilly Automotive, Inc.†	17,700	7,530,819

		18,241,335

Retail-Automobile — 0.3%
AutoNation, Inc.†	21,600	1,539,648
CarMax, Inc.†	18,600	2,190,708

		3,730,356

Retail-Building Products — 2.1%
Lowe’s Cos., Inc.	179,700	29,982,945

319

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	63,500	$6,910,070

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	9,000	1,687,320

Retail-Discount — 2.8%
Dollar General Corp.	60,100	11,696,061
Dollar Tree, Inc.†	57,700	5,865,782
Target Corp.	122,800	22,247,676

		39,809,519

Retail-Gardening Products — 0.2%
Tractor Supply Co.	19,100	2,707,234

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,200	1,701,744

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	174,400	16,860,992

Steel-Producers — 0.5%
Nucor Corp.	74,000	3,606,020
Reliance Steel & Aluminum Co.	15,600	1,810,848
Steel Dynamics, Inc.	51,600	1,768,332

		7,185,200

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	37,900	2,023,481
Corning, Inc.	120,400	4,318,748

		6,342,229

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	55,800	1,362,636

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	17,400	2,498,640

Tobacco — 1.5%
Philip Morris International, Inc.	263,600	20,995,740

Tools-Hand Held — 0.2%
Snap-on, Inc.	13,300	2,393,867

Security Description	Shares	Value (Note 2)
Transport-Rail — 0.8%
CSX Corp.	131,900	$11,311,085

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	118,600	18,383,000

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	41,700	1,668,000

Water Treatment Systems — 0.2%
Pentair PLC	40,800	2,221,968

Total Common Stocks (cost $1,166,527,578)		1,395,475,703

EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF (cost $19,360,923)	141,949	19,225,573

Total Long-Term Investment Securities (cost $1,185,888,501)		1,414,701,276

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $4,706,210)	4,706,210	4,706,210

TOTAL INVESTMENTS (cost $1,190,594,711)(2)	99.9%	1,419,407,486
Other assets less liabilities	0.1	1,599,596

NET ASSETS	100.0%	$1,421,007,082

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.

ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,395,475,703	$—	$—	$1,395,475,703
Exchange-Traded Funds	19,225,573	—	—	19,225,573
Short-Term Investment Securities	4,706,210	—	—	4,706,210

Total Investments at Value	$1,419,407,486	$—	$—	$1,419,407,486

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

320

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.1%
Exchange-Traded Funds	4.9
United States Treasury Bonds	4.0
Medical-Drugs	4.0
Diversified Banking Institutions	4.0
Registered Investment Companies	2.7
Medical-HMO	2.3
Applications Software	2.2
E-Commerce/Products	2.1
Electronic Components-Semiconductors	2.0
Finance-Credit Card	2.0
Oil Companies-Integrated	2.0
Banks-Commercial	1.8
Computers	1.8
Medical-Biomedical/Gene	1.6
Insurance-Property/Casualty	1.5
Enterprise Software/Service	1.5
Federal National Mtg. Assoc.	1.5
Retail-Building Products	1.5
Cable/Satellite TV	1.2
Aerospace/Defense	1.2
Pipelines	1.1
Telephone-Integrated	1.1
Internet Content-Entertainment	1.1
Banks-Super Regional	1.1
Retail-Discount	1.1
Insurance-Life/Health	1.0
Transport-Services	1.0
Diversified Manufacturing Operations	1.0
Beverages-Non-alcoholic	0.9
Multimedia	0.9
Chemicals-Diversified	0.9
Auto-Cars/Light Trucks	0.8
Insurance-Multi-line	0.8
Semiconductor Equipment	0.8
Commercial Services-Finance	0.7
Transport-Rail	0.7
Building-Residential/Commercial	0.7
Retail-Restaurants	0.7
Electronic Forms	0.7
Real Estate Investment Trusts	0.7
Electric-Integrated	0.7
Computer Services	0.6
Diagnostic Equipment	0.6
Investment Management/Advisor Services	0.6
Metal-Diversified	0.5
Cosmetics & Toiletries	0.5
Cellular Telecom	0.5
Semiconductor Components-Integrated Circuits	0.5
Tobacco	0.5
Web Portals/ISP	0.5
Food-Retail	0.5
Machinery-Farming	0.5
Networking Products	0.5
Pharmacy Services	0.5
Computer Software	0.5
Food-Misc./Diversified	0.4
Chemicals-Specialty	0.4
Brewery	0.4
Instruments-Controls	0.4
Medical Instruments	0.4

E-Commerce/Services	0.4%
Distribution/Wholesale	0.4
Building Products-Cement	0.4
Building & Construction Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.3
Machinery-Construction & Mining	0.3
Finance-Other Services	0.3
Steel-Producers	0.3
Machinery-Electrical	0.3
Industrial Gases	0.3
Gold Mining	0.3
Transport-Marine	0.3
Food-Confectionery	0.3
Real Estate Operations & Development	0.3
Non-Hazardous Waste Disposal	0.3
Human Resources	0.3
Medical-Wholesale Drug Distribution	0.3
Data Processing/Management	0.3
Retail-Major Department Stores	0.3
Electronic Components-Misc.	0.3
Retail-Auto Parts	0.3
Import/Export	0.3
Retail-Jewelry	0.2
Retail-Apparel/Shoe	0.2
Insurance-Reinsurance	0.2
Coatings/Paint	0.2
Agricultural Chemicals	0.2
Machinery-Material Handling	0.2
Oil Companies-Exploration & Production	0.2
Medical Products	0.2
Real Estate Management/Services	0.2
Machinery-General Industrial	0.2
Internet Security	0.2
Audio/Video Products	0.2
Rubber-Tires	0.2
Auto-Heavy Duty Trucks	0.2
Containers-Paper/Plastic	0.2
Toys	0.2
Computers-Periphery Equipment	0.2
Retail-Perfume & Cosmetics	0.2
Paper & Related Products	0.2
Gas-Distribution	0.2
Rental Auto/Equipment	0.2
Commercial Services	0.1
Drug Delivery Systems	0.1
Telecom Services	0.1
Oil Refining & Marketing	0.1
Dialysis Centers	0.1
Containers-Metal/Glass	0.1
Electric Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Software Tools	0.1
Building & Construction-Misc.	0.1
Casino Hotels	0.1
Medical Labs & Testing Services	0.1
Consumer Products-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Retail-Drug Store	0.1
Motorcycle/Motor Scooter	0.1
Medical-Hospitals	0.1
Building-Heavy Construction	0.1
Building Products-Air & Heating	0.1

321

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Banks-Fiduciary	0.1%
Telecommunication Equipment	0.1
Retail-Sporting Goods	0.1
Retail-Convenience Store	0.1
Advertising Agencies	0.1
Entertainment Software	0.1
Airlines	0.1
Computer Data Security	0.1
Computers-Other	0.1
Food-Catering	0.1
Retail-Consumer Electronics	0.1
Diagnostic Kits	0.1
Gambling (Non-Hotel)	0.1
Apparel Manufacturers	0.1
Savings & Loans/Thrifts	0.1
Medical-Outpatient/Home Medical	0.1
Engineering/R&D Services	0.1
Casino Services	0.1
Electric-Generation	0.1
Finance-Consumer Loans	0.1
Food-Wholesale/Distribution	0.1
Agricultural Operations	0.1
Textile-Apparel	0.1
Food-Dairy Products	0.1
Beverages-Wine/Spirits	0.1
Electric-Distribution	0.1
Metal-Aluminum	0.1
Diversified Operations	0.1
Lighting Products & Systems	0.1
Wireless Equipment	0.1
Food-Baking	0.1
Electronic Measurement Instruments	0.1
Retail-Automobile	0.1
Finance-Investment Banker/Broker	0.1
Office Automation & Equipment	0.1
Machinery-Pumps	0.1
Metal-Iron	0.1
Electronic Parts Distribution	0.1
Machine Tools & Related Products	0.1

99.7%

*	Calculated as a percentage of net assets

322

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.6%
Advanced Materials — 0.0%
Haynes International, Inc.	150	$3,478
Lydall, Inc.†	300	9,030

		12,508

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	256	6,162
Omnicom Group, Inc.	908	56,641

		62,803

Aerospace/Defense — 0.7%
General Dynamics Corp.	324	47,524
Lockheed Martin Corp.	155	49,882
MTU Aero Engines AG	150	34,978
Northrop Grumman Corp.	332	95,155
Raytheon Technologies Corp.	3,928	262,115
Teledyne Technologies, Inc.†	55	19,636

		509,290

Aerospace/Defense-Equipment — 0.1%
Airbus SE†	510	51,380
Astronics Corp.†	350	4,361
Safran SA†	173	21,817

		77,558

Agricultural Biotech — 0.0%
Corteva, Inc.	314	12,516

Agricultural Chemicals — 0.2%
Mosaic Co.	428	11,111
Nutrien, Ltd.	2,470	121,650
Yara International ASA	414	19,314

		152,075

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	628	31,406
Bunge, Ltd.	157	10,274

		41,680

Airlines — 0.1%
Hawaiian Holdings, Inc.	250	4,892
Japan Airlines Co., Ltd.†	2,977	53,229

		58,121

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	182	2,783
Hermes International	32	32,684
Lakeland Industries, Inc.†	400	11,120

		46,587

Appliances — 0.0%
Whirlpool Corp.	71	13,141

Applications Software — 1.9%
CDK Global, Inc.	92	4,591
Five9, Inc.†	50	8,312
Microsoft Corp.	5,622	1,304,079

		1,316,982

Athletic Equipment — 0.0%
Nautilus, Inc.†	300	7,353
Vista Outdoor, Inc.†	430	12,543

		19,896

Athletic Footwear — 0.0%
Puma SE†	291	28,515

Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	300	$17,715

Audio/Video Products — 0.2%
Lite-On Technology Corp.	42,000	82,452
Sony Corp.	590	56,460

		138,912

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	1,530	130,013
Daimler AG	622	43,866
Ford Motor Co.†	4,407	46,406
General Motors Co.	2,502	126,801
Honda Motor Co., Ltd.	2,186	57,801
Toyota Motor Corp.	400	27,971
Volkswagen AG (Preference Shares)	850	161,624

		594,482

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	167	39,148
Navistar International Corp.†	100	4,400
PACCAR, Inc.	304	27,731
REV Group, Inc.	1,000	10,330
Volvo AB, Class B†	1,500	37,071

		118,680

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	14,355

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	771	103,006
Autoliv, Inc. SDR	207	18,518
Dana, Inc.	425	8,228
Dorman Products, Inc.†	100	9,083
Lear Corp.	45	6,784
Magna International, Inc.	600	42,257
Meritor, Inc.†	200	5,162
NGK Spark Plug Co., Ltd.	1,100	20,505
Titan International, Inc.	3,500	24,150

		237,693

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	100	3,923

Banks-Commercial — 1.6%
ABN AMRO Bank NV CVA†*	2,071	21,604
Amalgamated Bank, Class A	300	4,398
Associated Banc-Corp	400	7,176
Banco Bilbao Vizcaya Argentaria SA	39,194	178,492
Bancorp, Inc.†	300	5,031
Bank Leumi Le-Israel BM	10,806	66,473
Bank of N.T. Butterfield & Son, Ltd.	150	4,562
Banner Corp.	100	4,423
BAWAG Group AG†*	1,720	74,711
BOC Hong Kong Holdings, Ltd.	4,000	12,014
Cadence BanCorp	1,022	18,314
CaixaBank SA	5,525	13,966
Carter Bankshares, Inc.	900	9,009
Central Pacific Financial Corp.	200	3,976
Citizens Financial Group, Inc.	375	13,665
Commerce Bancshares, Inc.	95	6,351
Commonwealth Bank of Australia	46	2,919
Cullen/Frost Bankers, Inc.	46	4,243
Danske Bank A/S†	1,105	18,928
DNB ASA†	1,105	21,571
East West Bancorp, Inc.	125	7,493
Equity Bancshares, Inc., Class A†	300	6,624
Financial Institutions, Inc.	471	10,781

323

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First BanCorp/Puerto Rico	650	$5,915
First Financial Corp.	176	6,757
Flagstar Bancorp, Inc.	100	4,285
Great Western Bancorp, Inc.	200	4,800
Hancock Whitney Corp.	150	5,121
Hang Seng Bank, Ltd.	2,000	36,554
Hanmi Financial Corp.	1,100	15,202
Heartland Financial USA, Inc.	100	4,266
Heritage Commerce Corp.	500	4,390
HomeStreet, Inc.	400	14,560
Hope Bancorp, Inc.	1,200	13,416
Independent Bank Corp.	100	1,836
ING Groep NV†	3,452	30,661
KBC Group NV†	1,620	113,254
M&T Bank Corp.	109	14,439
Mercantile Bank Corp.	100	2,715
Meta Financial Group, Inc.	400	15,452
Midland States Bancorp, Inc.	521	9,581
National Bank of Canada	400	22,481
Nordea Bank Abp†	3,453	28,023
Old Second Bancorp, Inc.	900	8,838
Peoples Bancorp, Inc.	200	6,100
Regions Financial Corp.	843	14,339
Republic Bancorp, Inc., Class A	198	7,146
Resona Holdings, Inc.	5,000	17,471
Seven Bank, Ltd.	5,500	12,111
Signature Bank	48	7,929
Skandinaviska Enskilda Banken AB, Class A†	2,186	23,881
Standard Chartered PLC†	18,546	112,616
SVB Financial Group†	45	19,700
Swedbank AB, Class A†	1,511	28,437
Toronto-Dominion Bank	300	16,999
Umpqua Holdings Corp.	300	4,353
Western Alliance Bancorp	85	5,795
Zions Bancorp NA	143	6,312

		1,162,459

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	779	31,027
Northern Trust Corp.	182	16,233
State Street Corp.	309	21,630

		68,890

Banks-Super Regional — 0.5%
Comerica, Inc.	123	7,036
Fifth Third Bancorp	626	18,110
Huntington Bancshares, Inc.	765	10,117
KeyCorp	857	14,449
PNC Financial Services Group, Inc.	372	53,389
US Bancorp	2,688	115,181
Wells Fargo & Co.	4,104	122,628

		340,910

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	1,859	89,511
Coca-Cola Femsa SAB de CV, ADR	820	35,703
Fevertree Drinks PLC	200	6,643
Monster Beverage Corp.†	1,100	95,513
PepsiCo, Inc.	1,026	140,121

		367,491

Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.1%
Diageo PLC	126	$5,085
Treasury Wine Estates, Ltd.	4,670	35,687

		40,772

Brewery — 0.1%
Anheuser-Busch InBev SA NV ADR	914	57,298
Boston Beer Co., Inc., Class A†	10	9,169
Royal Unibrew A/S	173	17,057

		83,524

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	141	5,840
Fox Corp., Class A	381	11,880

		17,720

Building & Construction Products-Misc. — 0.4%
Armstrong Flooring, Inc.†	1,600	6,016
Caesarstone, Ltd.	200	2,516
Cie de Saint-Gobain†	829	41,266
Fortune Brands Home & Security, Inc.	157	13,541
Geberit AG	41	25,095
James Hardie Industries PLC CDI†	1,381	38,605
Louisiana-Pacific Corp.	200	7,602
Owens Corning	122	9,467
Patrick Industries, Inc.	200	13,812
Wienerberger AG	2,660	90,383

		248,303

Building & Construction-Misc. — 0.1%
Ferrovial SA	691	16,585
Obayashi Corp.	4,800	40,584
Taisei Corp.	700	22,726

		79,895

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	812	40,454
Rinnai Corp.	300	31,385

		71,839

Building Products-Cement — 0.4%
Anhui Conch Cement Co., Ltd.	2,800	16,607
HeidelbergCement AG	276	20,436
LafargeHolcim, Ltd.	2,405	129,813
Taiheiyo Cement Corp.	700	17,634
US Concrete, Inc.†	100	4,429
Vulcan Materials Co.	419	62,490

		251,409

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	150	5,265
Masonite International Corp.†	200	19,900

		25,165

Building Products-Wood — 0.0%
Masco Corp.	295	16,021

Building-Heavy Construction — 0.1%
Aegion Corp.†	100	1,837
China Railway Group, Ltd.	11,000	5,011
Dycom Industries, Inc.†	300	24,342
Orion Group Holdings, Inc.†	4,100	22,017
Primoris Services Corp.	500	14,552
Tutor Perini Corp.†	300	4,470

		72,229

324

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	75	$9,703
Winnebago Industries, Inc.	100	6,906

		16,609

Building-Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†	1,000	16,620
Bellway PLC	2,019	76,108
Berkeley Group Holdings PLC	276	15,817
D.R. Horton, Inc.	411	31,565
Daiwa House Industry Co., Ltd.	800	22,747
Forestar Group, Inc.†	500	10,745
KB Home	469	19,529
Lennar Corp., Class A	310	25,776
M/I Homes, Inc.†	100	4,937
MDC Holdings, Inc.	100	5,202
Meritage Homes Corp.†	200	16,052
PulteGroup, Inc.	302	13,137
Sekisui House, Ltd.	2,800	54,169
Toll Brothers, Inc.	1,498	76,548
TRI Pointe Homes, Inc.†	700	14,140
Vistry Group PLC†	7,870	90,789

		493,881

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	13,090	648,871
Telenet Group Holding NV	414	17,631

		666,502

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.	10,115	78,569

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	691	16,299
Sankyo Co., Ltd.	1,000	28,506

		44,805

Cellular Telecom — 0.5%
Orange SA	6,300	74,074
SoftBank Corp.	4,500	59,051
T-Mobile US, Inc.†	1,063	134,023
Turkcell Iletisim Hizmetleri AS ADR	2,762	14,998
United States Cellular Corp.†	80	2,494
Vodafone Group PLC	55,992	95,761

		380,401

Chemicals-Diversified — 0.9%
BASF SE	1,840	142,742
Celanese Corp.	132	16,124
Eastman Chemical Co.	153	15,048
FMC Corp.	146	15,810
Huntsman Corp.	146	3,857
LANXESS AG	276	20,805
LyondellBasell Industries NV, Class A	562	48,197
Mitsubishi Gas Chemical Co., Inc.	1,400	32,059
Nitto Denko Corp.	400	36,290
PPG Industries, Inc.	1,864	251,099
Sumitomo Chemical Co., Ltd.	5,500	26,008
Westlake Chemical Corp.	50	3,823

		611,862

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	2,100	14,532

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.4%
Brenntag AG	1,246	$97,852
Daicel Corp.	300	2,303
Ecolab, Inc.	1,012	206,964

		307,119

Circuit Boards — 0.0%
TTM Technologies, Inc.†	400	5,364

Coal — 0.0%
Arch Resources, Inc., Class A	100	4,792
SunCoke Energy, Inc.	2,260	11,142
Warrior Met Coal, Inc.	200	4,604

		20,538

Coatings/Paint — 0.2%
Akzo Nobel NV	521	52,825
RPM International, Inc.	147	12,123
Sherwin-Williams Co.	136	94,085

		159,033

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	200	15,142
Medifast, Inc.	70	16,427
Quanta Services, Inc.	122	8,597
TravelSky Technology, Ltd.	22,080	49,692
WW International, Inc.†	450	11,952

		101,810

Commercial Services-Finance — 0.4%
Adyen NV†*	21	43,757
Automatic Data Processing, Inc.	989	163,304
IHS Markit, Ltd.	1,237	107,718

		314,779

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	175	22,354
Qualys, Inc.†	150	20,770
SecureWorks Corp., Class A†	500	6,920
Tenable Holdings, Inc.†	150	7,424

		57,468

Computer Services — 0.6%
Amdocs, Ltd.	669	47,245
Atos SE†	235	17,981
Cognizant Technology Solutions Corp., Class A	2,149	167,515
ExlService Holdings, Inc.†	200	15,336
Fujitsu, Ltd.	300	45,684
Genpact, Ltd.	214	8,192
International Business Machines Corp.	813	96,836
Leidos Holdings, Inc.	74	7,848
MAXIMUS, Inc.	70	5,254
Nomura Research Institute, Ltd.	800	26,711

		438,602

Computer Software — 0.5%
Akamai Technologies, Inc.†	844	93,710
Box, Inc., Class A†	1,200	20,808
Citrix Systems, Inc.	381	50,791
Nutanix, Inc., Class A†	1,387	42,331
Splunk, Inc.†	709	117,006

		324,646

325

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers — 1.8%
Apple, Inc.	8,985	$1,185,661
Hewlett Packard Enterprise Co.	1,459	18,004
HP, Inc.	3,674	89,425

		1,293,090

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	100	2,924

Computers-Memory Devices — 0.0%
NetApp, Inc.	252	16,743

Computers-Other — 0.1%
3D Systems Corp.†	1,500	53,310

Computers-Periphery Equipment — 0.2%
Logitech International SA	1,099	114,599

Consulting Services — 0.0%
Bureau Veritas SA†	552	14,515
CRA International, Inc.	50	2,661
Huron Consulting Group, Inc.†	100	5,296

		22,472

Consumer Products-Misc. — 0.1%
Clorox Co.	250	52,365
Kimberly-Clark Corp.	168	22,193
Spectrum Brands Holdings, Inc.	40	3,023

		77,581

Containers-Metal/Glass — 0.1%
Ball Corp.	840	73,937
Crown Holdings, Inc.†	152	13,703

		87,640

Containers-Paper/Plastic — 0.2%
Amcor PLC	1,769	19,353
Berry Global Group, Inc.†	100	4,937
Greatview Aseptic Packaging Co., Ltd.	119,005	65,230
Packaging Corp. of America	107	14,387
Sealed Air Corp.	175	7,398
Sonoco Products Co.	75	4,343

		115,648

Cosmetics & Toiletries — 0.5%
Amorepacific Corp.†	311	62,534
L’Oreal SA	33	11,567
Procter & Gamble Co.	1,765	226,291
Unilever PLC	1,381	80,276

		380,668

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	100	6,278
Fidelity National Information Services, Inc.	1,469	181,363

		187,641

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	400	5,524
Oxford Immunotec Global PLC†	400	8,740
Thermo Fisher Scientific, Inc.	815	415,405

		429,669

Diagnostic Kits — 0.1%
DiaSorin SpA	111	24,320
Meridian Bioscience, Inc.†	375	8,287
Quidel Corp.†	70	17,568

		50,175

Security Description	Shares	Value (Note 2)
Dialysis Centers — 0.1%
DaVita, Inc.†	126	$14,789
Fresenius Medical Care AG & Co. KGaA	910	73,862

		88,651

Distribution/Wholesale — 0.4%
Bunzl PLC	829	26,666
Ferguson PLC	276	32,112
Fossil Group, Inc.†	600	8,700
Inchcape PLC†	2,912	26,492
Jardine Cycle & Carriage, Ltd.	1,400	22,603
LKQ Corp.†	343	12,036
ScanSource, Inc.†	300	7,257
Veritiv Corp.†	840	15,389
WW Grainger, Inc.	327	119,155

		270,410

Diversified Banking Institutions — 2.4%
Bank of America Corp.	11,765	348,832
Bank of Nova Scotia	1,100	58,667
Barclays PLC†	85,330	156,101
BNP Paribas SA†	3,692	177,815
Credit Suisse Group AG	2,762	36,402
Goldman Sachs Group, Inc.	291	78,910
HSBC Holdings PLC†	3,453	18,085
JPMorgan Chase & Co.	5,977	769,061
Lloyds Banking Group PLC†	27,990	12,562
Sumitomo Mitsui Financial Group, Inc.	600	18,676

		1,675,111

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	600	17,597

Diversified Manufacturing Operations — 0.5%
3M Co.	1,219	214,129
Carlisle Cos., Inc.	60	8,696
ITT, Inc.	97	7,247
Parker-Hannifin Corp.	100	26,461
Siemens AG	138	21,372
Textron, Inc.	258	11,677
Trelleborg AB, Class B†	1,967	44,583

		334,165

Diversified Minerals — 0.0%
BHP Group, Ltd.	829	27,561

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	2,000	13,871
Swire Pacific, Ltd., Class A	4,000	25,384

		39,255

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	2,700	11,826
Becton Dickinson & Co.	320	83,773

		95,599

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	357	90,617
Amazon.com, Inc.†	331	1,061,252
eBay, Inc.	777	43,908
Mercari, Inc.†	400	19,157
Overstock.com, Inc.†	100	7,760
Vipshop Holdings, Ltd. ADR†	1,657	45,435
ZOZO, Inc.	700	19,557

		1,287,686

326

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.4%
ANGI Homeservices, Inc., Class A†	300	$4,194
Auto Trader Group PLC*	3,039	23,468
Booking Holdings, Inc.†	39	75,829
Cargurus, Inc.†	300	8,775
EverQuote, Inc., Class A†	100	4,506
Rightmove PLC†	2,223	18,238
TrueCar, Inc.†	1,800	8,064
Uber Technologies, Inc.†	2,582	131,501

		274,575

E-Services/Consulting — 0.0%
CDW Corp.	161	21,197

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	17,864
Emerson Electric Co.	449	35,628
Legrand SA	345	31,739

		85,231

Electric-Distribution — 0.1%
Sempra Energy	326	40,346

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	700	11,546
Engie SA†	2,072	32,187

		43,733

Electric-Integrated — 0.7%
AES Corp.	750	18,292
AGL Energy, Ltd.	1,657	14,459
ALLETE, Inc.	50	3,142
Atco, Ltd., Class I	600	17,178
Avista Corp.	150	5,622
Canadian Utilities, Ltd., Class A	1,000	24,719
Chubu Electric Power Co., Inc.	1,100	13,449
CLP Holdings, Ltd.	5,000	46,830
Dominion Energy, Inc.	440	32,072
Duke Energy Corp.	269	25,286
Endesa SA	840	21,482
Exelon Corp.	1,100	45,716
IDACORP, Inc.	75	6,622
NextEra Energy, Inc.	441	35,664
NorthWestern Corp.	180	9,805
OGE Energy Corp.	146	4,456
Otter Tail Corp.	100	3,969
Pinnacle West Capital Corp.	553	41,613
Portland General Electric Co.	400	16,916
Public Service Enterprise Group, Inc.	590	33,294
Southern Co.	534	31,463
Tohoku Electric Power Co., Inc.	1,100	9,523

		461,572

Electric-Transmission — 0.0%
Red Electrica Corp. SA	1,338	25,404

Electronic Components-Misc. — 0.3%
Applied Optoelectronics, Inc.†	800	8,808
Benchmark Electronics, Inc.	250	6,332
Hubbell, Inc.	61	9,492
Jabil, Inc.	169	6,992
Nippon Electric Glass Co., Ltd.	700	15,401
Sanmina Corp.†	500	15,550
Sensata Technologies Holding PLC†	2,101	114,504
Vishay Intertechnology, Inc.	200	4,310

		181,389

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.	880	$13,658
Broadcom, Inc.	418	188,309
Dialog Semiconductor PLC†	304	19,167
Infineon Technologies AG	3,260	131,110
Intel Corp.	1,356	75,271
Magnachip Semiconductor Corp.†	700	11,893
Micron Technology, Inc.†	851	66,608
NVIDIA Corp.	325	168,867
Photronics, Inc.†	1,000	11,100
Qorvo, Inc.†	89	15,208
Samsung Electronics Co., Ltd.	750	54,736
Texas Instruments, Inc.	1,132	187,561

		943,488

Electronic Forms — 0.7%
Adobe, Inc.†	1,019	467,487

Electronic Measurement Instruments — 0.1%
Sartorius AG (Preference Shares)	76	37,888

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	85	8,299
Avnet, Inc.	100	3,531
Otsuka Corp.	400	20,115

		31,945

Electronic Security Devices — 0.0%
Allegion PLC	48	5,136

Energy-Alternate Sources — 0.0%
SunPower Corp.†	400	21,604

Engineering/R&D Services — 0.1%
COMSYS Holdings Corp.	600	17,871
Exponent, Inc.	100	8,258
IMI PLC	1,105	18,836

		44,965

Enterprise Software/Service — 1.2%
Atlassian Corp. PLC, Class A†	337	77,891
eGain Corp.†	800	8,800
HubSpot, Inc.†	50	18,610
Manhattan Associates, Inc.†	50	5,662
New Relic, Inc.†	30	2,255
Open Text Corp. (NASDAQ)	704	31,532
Open Text Corp. (TSX)	400	17,918
Oracle Corp.	5,023	303,540
Progress Software Corp.	150	6,027
SailPoint Technologies Holding, Inc.†	100	5,531
salesforce.com, Inc.†	1,134	255,785
SAP SE	276	35,134
SPS Commerce, Inc.†	100	9,889
Workday, Inc., Class A†	240	54,607
Workiva, Inc.†	250	24,367

		857,548

Entertainment Software — 0.1%
Glu Mobile, Inc.†	1,400	12,334
NetEase, Inc. ADR	207	23,803
Nexon Co., Ltd.	800	24,319

		60,456

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	330	12,487

327

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	350	$10,395
Enova International, Inc.†	300	6,780
Navient Corp.	300	3,376
Regional Management Corp.	200	5,660
Synchrony Financial	512	17,229

		43,440

Finance-Credit Card — 1.0%
Alliance Data Systems Corp.	150	10,148
Capital One Financial Corp.	402	41,913
Discover Financial Services	160	13,366
Visa, Inc., Class A	3,210	620,332
Western Union Co.	464	10,333

		696,092

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.†	200	2,852
Jefferies Financial Group, Inc.	238	5,557
Nomura Holdings, Inc.	5,500	29,147

		37,556

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	276	10,554

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	3,100	11,005
CME Group, Inc.	319	57,975
Deutsche Boerse AG	166	26,757
IG Group Holdings PLC	4,617	47,415
Intercontinental Exchange, Inc.	576	63,562
Nasdaq, Inc.	143	19,344
SEI Investments Co.	127	6,712

		232,770

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	400	4,688
NMI Holdings, Inc., Class A†	200	4,242
Radian Group, Inc.	700	13,440

		22,370

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	500	8,280

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	400	19,681

Food-Baking — 0.1%
Flowers Foods, Inc.	1,655	37,999

Food-Catering — 0.1%
Compass Group PLC†	2,863	51,318

Food-Confectionery — 0.3%
Hershey Co.	282	41,014
J.M. Smucker Co.	410	47,728
Mondelez International, Inc., Class A	1,733	96,077
Want Want China Holdings, Ltd.	28,000	20,160

		204,979

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	2,526	21,075
Yakult Honsha Co., Ltd.	400	20,440

		41,515

Security Description	Shares	Value (Note 2)
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	258	$16,592
WH Group, Ltd.*	17,000	13,894

		30,486

Food-Misc./Diversified — 0.4%
Conagra Brands, Inc.	429	14,843
General Mills, Inc.	458	26,610
George Weston, Ltd.	300	21,715
John B. Sanfilippo & Son, Inc.	100	8,043
Kellogg Co.	405	23,871
Kraft Heinz Co.	1,073	35,956
Nestle SA	1,243	139,249
NH Foods, Ltd.	400	17,152
Nissin Foods Holdings Co., Ltd.	300	25,866

		313,305

Food-Retail — 0.5%
Colruyt SA	276	17,032
Empire Co., Ltd., Class A	2,400	66,308
HelloFresh SE†	414	35,005
Kesko Oyj, Class B	986	25,589
Koninklijke Ahold Delhaize NV	2,443	69,909
Kroger Co.	1,584	54,648
Loblaw Cos., Ltd.	1,000	48,289
Seven & i Holdings Co., Ltd.	600	22,791
Shoprite Holdings, Ltd.	1,850	17,033
Sprouts Farmers Market, Inc.†	150	3,398

		360,002

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	12,964
United Natural Foods, Inc.†	1,100	29,788

		42,752

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	102	3,517

Funeral Services & Related Items — 0.0%
Service Corp. International	197	9,935

Gambling (Non-Hotel) — 0.1%
Evolution Gaming Group AB*	414	40,361
International Game Technology PLC	400	6,444

		46,805

Gas-Distribution — 0.2%
Enagas SA	2,428	53,504
Northwest Natural Holding Co.	200	9,342
Rubis SCA	414	18,740
Southwest Gas Holdings, Inc.	200	11,992
Spire, Inc.	50	3,059
UGI Corp.	235	8,458

		105,095

Gas-Transportation — 0.0%
Snam SpA	3,091	16,229

Gold Mining — 0.3%
B2Gold Corp.	2,200	10,873
Kinross Gold Corp.	3,000	20,950
McEwen Mining, Inc.†	8,600	10,406
Newcrest Mining, Ltd.	4,100	77,504
Novagold Resources, Inc.†	8,060	73,493
Yamana Gold, Inc.	3,500	16,340

		209,566

328

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Home Decoration Products — 0.0%
Newell Brands, Inc.	479	$11,506

Hotels/Motels — 0.0%
Fosun International, Ltd.	10,500	16,001
Hyatt Hotels Corp., Class A	44	2,889
Marcus Corp.	100	1,760

		20,650

Human Resources — 0.3%
Adecco Group AG	1,954	122,362
Barrett Business Services, Inc.	30	1,892
Insperity, Inc.	75	5,887
Kforce, Inc.	310	13,221
Paylocity Holding Corp.†	30	5,624
Randstad NV†	483	30,126
Robert Half International, Inc.	100	6,750
TrueBlue, Inc.†	250	4,648

		190,510

Import/Export — 0.3%
ITOCHU Corp.	1,800	51,674
Marubeni Corp.	2,300	15,334
Mitsubishi Corp.	3,000	76,113
Mitsui & Co., Ltd.	1,800	33,440

		176,561

Independent Power Producers — 0.0%
NRG Energy, Inc.	275	11,388
Vistra Corp.	552	11,023

		22,411

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	650	5,818

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	75	2,708

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	786	209,673

Instruments-Controls — 0.4%
Honeywell International, Inc.	1,541	301,065

Instruments-Scientific — 0.0%
Fluidigm Corp.†	1,600	10,368

Insurance Brokers — 0.0%
eHealth, Inc.†	150	7,178

Insurance-Life/Health — 0.7%
Aflac, Inc.	618	27,921
AIA Group, Ltd.	2,400	29,406
Aviva PLC	5,390	24,628
AXA SA	3,140	69,433
Equitable Holdings, Inc.	391	9,689
Globe Life, Inc.	180	16,270
Great-West Lifeco, Inc.	800	18,268
iA Financial Corp., Inc.	400	17,824
Japan Post Holdings Co., Ltd.	2,800	22,333
Japan Post Insurance Co., Ltd.	1,700	33,470
Legal & General Group PLC	8,288	27,663
Lincoln National Corp.	169	7,688
Manulife Financial Corp.	1,100	19,879
NN Group NV	936	38,801
Principal Financial Group, Inc.	241	11,874
Prudential Financial, Inc.	347	27,163
Swiss Life Holding AG	57	25,938

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
T&D Holdings, Inc.	3,000	$35,551
Voya Financial, Inc.	117	6,489

		470,288

Insurance-Multi-line — 0.5%
Ageas SA/NV	414	21,218
Allianz SE	207	46,925
Allstate Corp.	268	28,724
American Financial Group, Inc.	77	7,249
ASR Nederland NV	507	19,616
Chubb, Ltd.	397	57,831
Direct Line Insurance Group PLC	15,632	64,163
Hartford Financial Services Group, Inc.	604	29,004
Loews Corp.	233	10,553
MetLife, Inc.	790	38,038
Talanx AG	463	17,332

		340,653

Insurance-Property/Casualty — 1.2%
Arch Capital Group, Ltd.†	343	10,774
Assurant, Inc.	200	27,094
Berkshire Hathaway, Inc., Class B†	1,441	328,361
Employers Holdings, Inc.	350	10,675
Fidelity National Financial, Inc.	532	19,312
First American Financial Corp.	367	19,190
Markel Corp.†	11	10,664
Old Republic International Corp.	165	2,986
Progressive Corp.	514	44,816
Safety Insurance Group, Inc.	200	14,688
Samsung Fire & Marine Insurance Co., Ltd.	185	27,853
Stewart Information Services Corp.	200	9,276
Travelers Cos., Inc.	2,403	327,529
WR Berkley Corp.	156	9,694

		862,912

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	388	17,809
Essent Group, Ltd.	150	6,274
Everest Re Group, Ltd.	245	51,715
Muenchener Rueckversicherungs-Gesellschaft AG	111	29,510
SCOR SE†	997	30,317
Swiss Re AG	287	25,323

		160,948

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	8,712

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	100	5,695

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	2,434	628,775
Pinterest, Inc., Class A†	2,055	140,788

		769,563

Internet Content-Information/News — 0.0%
Yelp, Inc.†	700	22,813

Internet Security — 0.2%
Palo Alto Networks, Inc.†	408	143,106

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	50	5,509
Ameriprise Financial, Inc.	109	21,568
Artisan Partners Asset Management, Inc., Class A	100	4,840

329

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
BlackRock, Inc.	121	$84,852
Boston Private Financial Holdings, Inc.	500	6,095
BrightSphere Investment Group, Inc.	769	14,096
CI Financial Corp.	800	9,935
Federated Hermes, Inc.	500	13,500
Julius Baer Group, Ltd.	2,936	177,759
LPL Financial Holdings, Inc.	69	7,475
Quilter PLC*	7,500	15,915
Raymond James Financial, Inc.	120	11,992
T. Rowe Price Group, Inc.	198	30,983

		404,519

Lighting Products & Systems — 0.1%
Signify NV†*	800	38,041

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	483	20,765

Machine Tools & Related Products — 0.1%
Amada Co., Ltd.	2,800	31,852

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd.	4,408	121,473
Manitowoc Co, Inc.†	800	10,512
Metso Outotec Oyj	8,390	83,631
Oshkosh Corp.	51	4,671
Sandvik AB†	447	11,139
Terex Corp.	150	5,364

		236,790

Machinery-Electrical — 0.3%
Argan, Inc.	200	8,646
BWX Technologies, Inc.	50	2,696
Hitachi, Ltd.	4,137	170,875
Schindler Holding AG (Participation Certificate)	97	25,625
Siemens Energy AG†	50	1,851

		209,693

Machinery-Farming — 0.2%
AGCO Corp.	84	9,316
CNH Industrial NV†	10,190	129,922

		139,238

Machinery-General Industrial — 0.2%
ANDRITZ AG	552	26,236
Atlas Copco AB, Class A	552	30,048
GEA Group AG	483	16,761
Otis Worldwide Corp.	548	35,428
Valmet Oyj	622	19,901
Westinghouse Air Brake Technologies Corp.	215	15,955

		144,329

Machinery-Material Handling — 0.2%
KION Group AG	1,750	151,551

Machinery-Pumps — 0.1%
Dover Corp.	163	18,988
Rotork PLC	3,453	15,373

		34,361

Medical Instruments — 0.4%
Alcon, Inc.†	1,210	86,769
Apyx Medical Corp.†	400	3,716

Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
Bruker Corp.	100	$5,789
Medtronic PLC	1,783	198,501

		294,775

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	100	11,049
ICON PLC†	83	16,916
Laboratory Corp. of America Holdings†	110	25,180
Medpace Holdings, Inc.†	40	5,312
Quest Diagnostics, Inc.	152	19,631

		78,088

Medical Products — 0.2%
Electromed, Inc.†	400	3,976
Globus Medical, Inc., Class A†	200	12,338
Haemonetics Corp.†	50	5,714
Hologic, Inc.†	291	23,201
Luminex Corp.	252	7,079
Masimo Corp.†	20	5,118
Nevro Corp.†	30	4,854
Novocure, Ltd.†	75	12,072
Sartorius Stedim Biotech	90	37,686
STAAR Surgical Co.†	100	10,258
Surmodics, Inc.†	200	9,100
T2 Biosystems, Inc.†	2,550	5,075
Zynex, Inc.†	600	10,842

		147,313

Medical-Biomedical/Gene — 1.2%
Abeona Therapeutics, Inc.†	5,000	9,550
ACADIA Pharmaceuticals, Inc.†	100	4,805
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Alexion Pharmaceuticals, Inc.†	570	87,398
Amgen, Inc.	1,503	362,869
AnaptysBio, Inc.†	500	12,960
Bio-Rad Laboratories, Inc., Class A†	28	16,066
BioMarin Pharmaceutical, Inc.†	676	55,959
Bluebird Bio, Inc.†	50	2,228
Chinook Therapeutics, Inc.†	200	2,834
CSL, Ltd.	36	7,451
Cymabay Therapeutics, Inc.†	1,400	7,490
Dicerna Pharmaceuticals, Inc.†	200	4,494
Emergent BioSolutions, Inc.†	141	15,066
FibroGen, Inc.†	100	4,818
Five Prime Therapeutics, Inc.†	1,000	16,720
Genmab A/S†	69	27,507
Gilead Sciences, Inc.	908	59,565
GlycoMimetics, Inc.†	1,500	5,445
ImmunoGen, Inc.†	1,100	7,843
MacroGenics, Inc.†	100	2,044
MorphoSys AG†	81	9,704
NantKwest, Inc.†	200	3,775
Novavax, Inc.†	50	11,047
Pacific Biosciences of California, Inc.†	200	6,470
PDL BioPharma, Inc.†(1)	3,800	9,386
Prothena Corp. PLC†	250	2,802
Qualigen Therapeutics, Inc.†	2,000	6,800
RAPT Therapeutics, Inc.†	400	7,968
Sangamo Therapeutics, Inc.†	900	12,294
Sorrento Therapeutics, Inc.†	200	2,532
Travere Therapeutics, Inc.†	337	8,509
Ultragenyx Pharmaceutical, Inc.†	50	6,929
Vaxart, Inc.†	1,200	14,376

330

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
XBiotech, Inc.†	100	$1,873
Xencor, Inc.†	50	2,288

		819,865

Medical-Drugs — 4.0%
AbbVie, Inc.	563	57,696
Aclaris Therapeutics, Inc.†	850	17,638
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Alkermes PLC†	300	6,297
AstraZeneca PLC	231	23,584
Bristol-Myers Squibb Co.	880	54,058
Catalyst Pharmaceuticals, Inc.†	600	2,184
Chiasma, Inc.†	700	2,772
Chimerix, Inc.†	2,800	23,744
Chugai Pharmaceutical Co., Ltd.	800	42,255
Cyclerion Therapeutics, Inc.†	2,600	8,216
Eisai Co., Ltd.	300	21,989
Eli Lilly & Co.	778	161,801
GlaxoSmithKline PLC	1,657	30,782
Harrow Health, Inc.†	800	7,200
Hikma Pharmaceuticals PLC	1,949	64,027
Hisamitsu Pharmaceutical Co., Inc.	400	24,126
Ideaya Biosciences, Inc.†	153	2,690
Jazz Pharmaceuticals PLC†	63	9,797
Johnson & Johnson	3,847	627,561
Jounce Therapeutics, Inc.†	1,400	15,820
Kyowa Kirin Co., Ltd.	700	20,815
Merck & Co., Inc.	3,996	307,972
Nippon Shinyaku Co., Ltd.	300	22,097
Novartis AG	1,220	110,355
Novo Nordisk A/S, Class B	1,697	118,036
Ono Pharmaceutical Co., Ltd.	800	23,957
Orion Oyj, Class B	414	19,000
Pacira BioSciences, Inc.†	50	3,304
Pfizer, Inc.	9,156	328,700
Phibro Animal Health Corp., Class A	150	3,111
Roche Holding AG	742	255,754
Sanofi	1,726	162,164
Shionogi & Co., Ltd.	600	32,644
Syros Pharmaceuticals, Inc.†	600	6,567
UCB SA	173	17,943
Vanda Pharmaceuticals, Inc.†	769	11,027
Vaxcyte, Inc.†	50	1,227
Zoetis, Inc.	984	151,782

		2,800,692

Medical-HMO — 1.4%
Anthem, Inc.	280	83,155
Humana, Inc.	199	76,239
Molina Healthcare, Inc.†	67	14,312
Triple-S Management Corp., Class B†	259	6,068
UnitedHealth Group, Inc.	2,392	797,923

		977,697

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	382	62,067
Universal Health Services, Inc., Class B	88	10,972

		73,039

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	23,484

Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	10	$2,873
Joint Corp.†	400	13,012
ModivCare, Inc.†	167	26,481
Pennant Group, Inc.†	50	2,689

		45,055

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	699	72,836
Cardinal Health, Inc.	1,149	61,736
Henry Schein, Inc.†	116	7,638
McKesson Corp.	181	31,579
Medipal Holdings Corp.	800	16,463

		190,252

Metal Processors & Fabrication — 0.0%
Park-Ohio Holdings Corp.	300	8,457

Metal-Aluminum — 0.1%
Alcoa Corp.†	850	15,300
Norsk Hydro ASA	5,500	24,391

		39,691

Metal-Diversified — 0.5%
Glencore PLC†	77,017	259,017
Rio Tinto PLC	1,105	84,447
Rio Tinto, Ltd.	458	38,389

		381,853

Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	2,072	34,329

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	4,000	14,520

Motorcycle/Motor Scooter — 0.1%
Jardine Strategic Holdings, Ltd.	2,890	74,918

Multimedia — 0.5%
Walt Disney Co.†	1,961	329,781

Networking Products — 0.5%
A10 Networks, Inc.†	1,300	12,909
Arista Networks, Inc.†	241	74,122
Cisco Systems, Inc.	4,621	206,004
NeoPhotonics Corp.†	1,200	13,368
NETGEAR, Inc.†	200	8,278
Telefonaktiebolaget LM Ericsson, Class B	2,446	30,900

		345,581

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	252	22,811
Waste Management, Inc.	1,521	169,318

		192,129

Office Automation & Equipment — 0.1%
FUJIFILM Holdings Corp.	600	34,390

Office Furnishings-Original — 0.0%
HNI Corp.	400	12,904
Steelcase, Inc., Class A	100	1,293

		14,197

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	61	9,203

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	1,819

331

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.2%
Continental Resources, Inc.	412	$8,112
EOG Resources, Inc.	658	33,532
Inpex Corp.	2,600	15,303
Lundin Energy AB	829	22,573
Pioneer Natural Resources Co.	477	57,669
QEP Resources, Inc.	4,000	11,400

		148,589

Oil Companies-Integrated — 1.0%
BP PLC	2,412	8,963
Chevron Corp.	1,334	113,657
Eni SpA	2,143	21,633
Exxon Mobil Corp.	3,573	160,213
OMV AG	483	20,236
Repsol SA	1,585	15,539
Royal Dutch Shell PLC, Class A	5,609	102,069
Royal Dutch Shell PLC, Class A	2,451	45,209
Royal Dutch Shell PLC, Class B	2,486	43,003
TOTAL SE	4,415	186,384

		716,906

Oil Refining & Marketing — 0.1%
ENEOS Holdings, Inc.	6,900	28,044
Phillips 66	383	25,967
Sunoco LP	512	16,015
Valero Energy Corp.	358	20,202

		90,228

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	9,674
NOW, Inc.†	1,700	14,093
SBM Offshore NV	443	7,578

		31,345

Paper & Related Products — 0.2%
Domtar Corp.	400	11,988
International Paper Co.	1,429	71,893
Resolute Forest Products, Inc.†	2,104	17,148
Verso Corp., Class A	525	6,037

		107,066

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	468	29,021

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	100	7,643

Pharmacy Services — 0.2%
Cigna Corp.	273	59,255
CVS Health Corp.	739	52,949

		112,204

Pipelines — 0.1%
Cheniere Energy, Inc.†	285	18,049
Kinder Morgan, Inc.	3,480	48,998
Williams Cos., Inc.	1,369	29,064

		96,111

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	570	83,561

Printing-Commercial — 0.0%
Cimpress PLC†	50	4,570

Private Corrections — 0.0%
CoreCivic, Inc.	1,300	9,243

Security Description	Shares	Value (Note 2)
Private Equity — 0.0%
3i Group PLC	1,554	$23,504

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	50	4,646

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	311	25,813

Real Estate Investment Trusts — 0.7%
American Tower Corp.	772	175,522
Chatham Lodging Trust	570	6,105
DiamondRock Hospitality Co.†	1,000	8,200
Empire State Realty Trust, Inc., Class A	500	4,930
Equinix, Inc.	144	106,554
GEO Group, Inc.	300	2,682
Hersha Hospitality Trust	1,700	12,988
Life Storage, Inc.	330	26,921
Outfront Media, Inc.	250	4,558
Park Hotels & Resorts, Inc.	417	6,956
Pebblebrook Hotel Trust	199	3,658
Piedmont Office Realty Trust, Inc., Class A	400	6,152
Public Storage	176	40,061
RLJ Lodging Trust	300	3,873
RPT Realty	500	4,625
Scentre Group	2,500	5,180
Simon Property Group, Inc.	282	26,206
Summit Hotel Properties, Inc.	600	4,860
Sunstone Hotel Investors, Inc.	400	4,280
Urban Edge Properties	400	5,516
Xenia Hotels & Resorts, Inc.	207	2,995

		462,822

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	378	23,050
Daito Trust Construction Co., Ltd.	700	73,012
Jones Lang LaSalle, Inc.†	58	8,480
Marcus & Millichap, Inc.†	80	2,858
McGrath RentCorp	197	13,749
Newmark Group, Inc., Class A	600	4,056
RE/MAX Holdings, Inc., Class A	100	3,622
Realogy Holdings Corp.†	1,300	18,460

		147,287

Real Estate Operations & Development — 0.3%
Aroundtown SA	6,427	44,708
CapitaLand, Ltd.	11,000	26,437
CK Asset Holdings, Ltd.	4,000	20,282
LEG Immobilien AG	138	19,824
Sino Land Co., Ltd.	46,000	64,092
Sun Hung Kai Properties, Ltd.	1,500	20,650

		195,993

Recreational Vehicles — 0.0%
Brunswick Corp.	88	7,608
Camping World Holdings, Inc., Class A	300	10,248
Polaris, Inc.	31	3,617

		21,473

Rental Auto/Equipment — 0.2%
AMERCO	22	10,174
Ashtead Group PLC	595	30,068
CAI International, Inc.	400	12,988
Herc Holdings, Inc.†	150	9,597
Rent-A-Center, Inc.	150	6,495
Textainer Group Holdings, Ltd.†	800	14,488
Triton International, Ltd.	100	4,634

332

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment (continued)
United Rentals, Inc.†	60	$14,581

		103,025

Retail-Apparel/Shoe — 0.2%
Genesco, Inc.†	100	3,881
Hennes & Mauritz AB, Class B†	1,381	29,416
Industria de Diseno Textil SA	3,260	96,721
JD Sports Fashion PLC†	1,200	12,263
Next PLC†	256	27,094

		169,375

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	633	94,406
AutoZone, Inc.†	20	22,367
Canadian Tire Corp., Ltd., Class A	100	12,967
Genuine Parts Co.	163	15,302
O’Reilly Automotive, Inc.†	82	34,889

		179,931

Retail-Automobile — 0.1%
AutoNation, Inc.†	99	7,057
CarMax, Inc.†	86	10,129
Lithia Motors, Inc., Class A	20	6,373
Rush Enterprises, Inc., Class A	337	14,151

		37,710

Retail-Building Products — 0.9%
At Home Group, Inc.†	500	12,185
Beacon Roofing Supply, Inc.†	100	3,977
BlueLinx Holdings, Inc.†	300	10,614
Home Depot, Inc.	1,697	459,582
Kingfisher PLC†	5,524	20,994
Lowe’s Cos., Inc.	826	137,818

		645,170

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	292	31,775
Yamada Holdings Co., Ltd.	3,700	18,869

		50,644

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	400	12,199
Casey’s General Stores, Inc.	42	7,874
Lawson, Inc.	900	43,765

		63,838

Retail-Discount — 1.1%
B&M European Value Retail SA	10,295	75,446
Big Lots, Inc.	200	11,936
Costco Wholesale Corp.	196	69,076
Dollar General Corp.	512	99,641
Dollar Tree, Inc.†	265	26,940
Target Corp.	890	161,241
Walmart, Inc.	2,159	303,318

		747,598

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	15,860
Walgreens Boots Alliance, Inc.	1,196	60,099

		75,959

Retail-Gardening Products — 0.0%
Tractor Supply Co.	87	12,331

Security Description	Shares	Value (Note 2)
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	60	$7,735

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	900	83,623
Pandora A/S	656	63,272
Swatch Group AG	414	23,333

		170,228

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	360	15,059

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	2,853	182,706

Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	391	109,386

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	300	8,247
World Fuel Services Corp.	200	6,118

		14,365

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	370	16,302

Retail-Restaurants — 0.1%
BJ’s Restaurants, Inc.†	100	4,674
Bloomin’ Brands, Inc.	300	6,321
Brinker International, Inc.	200	11,776
Cracker Barrel Old Country Store, Inc.	50	6,765
Dine Brands Global, Inc.	100	6,876
Jack in the Box, Inc.	90	8,473
McDonald’s Corp.	87	18,082
Papa John’s International, Inc.	95	9,717
Ruth’s Hospitality Group, Inc.	250	4,547
Yum China Holdings, Inc.	210	11,909

		89,140

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	500	10,750
Big 5 Sporting Goods Corp.	1,000	13,020
Dick’s Sporting Goods, Inc.	150	10,051
Hibbett Sports, Inc.†	300	16,935
Sportsman’s Warehouse Holdings, Inc.†	400	7,008
Zumiez, Inc.†	150	6,462

		64,226

Rubber-Tires — 0.2%
Bridgestone Corp.	900	33,404
Continental AG	175	24,600
Cooper Tire & Rubber Co.	300	11,025
Sumitomo Rubber Industries, Ltd.	3,000	27,669
Yokohama Rubber Co., Ltd.	1,400	22,082

		118,780

Rubber/Plastic Products — 0.0%
Trinseo SA	350	17,790

Satellite Telecom — 0.0%
EchoStar Corp., Class A†	300	6,282
Eutelsat Communications SA	1,751	20,905

		27,187

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	680	11,274
Dime Community Bancshares, Inc.†	191	3,037
First Financial Northwest, Inc.	779	9,925
Flushing Financial Corp.	500	9,140

333

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
HomeTrust Bancshares, Inc.	200	$4,200
Investors Bancorp, Inc.	700	8,057

		45,633

Schools — 0.0%
American Public Education, Inc.†	300	8,634
Laureate Education, Inc., Class A†	200	2,602
Perdoceo Education Corp.†	300	3,549
Stride, Inc.†	150	3,862

		18,647

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	50	4,684
NXP Semiconductors NV	480	77,026
QUALCOMM, Inc.	1,221	190,818
United Microelectronics Corp.	5,103	46,182
United Microelectronics Corp.	28,000	49,923

		368,633

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	803	77,634
ASM International NV	220	56,317
ASML Holding NV (Euronext Amsterdam)	235	125,120
ASML Holding NV (NASDAQ)	436	232,894
Axcelis Technologies, Inc.†	400	13,696
Tokyo Electron, Ltd.	100	38,143

		543,804

Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	27,600	20,457

Software Tools — 0.1%
VMware, Inc., Class A†	586	80,780

Steel Pipe & Tube — 0.0%
Tenaris SA	1,323	10,267

Steel-Producers — 0.3%
ArcelorMittal†	4,094	88,389
ArcelorMittal SA†	2,200	47,857
BlueScope Steel, Ltd.	588	7,458
Evraz PLC	4,143	28,436
Nucor Corp.	341	16,617
POSCO ADR	300	16,437
Reliance Steel & Aluminum Co.	72	8,358
Schnitzer Steel Industries, Inc., Class A	100	2,952
Steel Dynamics, Inc.	237	8,122

		224,626

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	174	9,290
Corning, Inc.	555	19,908

		29,198

Telecom Services — 0.1%
ATN International, Inc.	100	4,318
BCE, Inc.	800	33,933
HKT Trust & HKT, Ltd.	27,000	35,613
TELUS Corp.	1,000	20,637

		94,501

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	831	14,293
Juniper Networks, Inc.	2,122	51,819

		66,112

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 0.6%
AT&T, Inc.	1,971	$56,430
Deutsche Telekom AG	3,310	59,029
KDDI Corp.	3,000	88,339
Nippon Telegraph & Telephone Corp.	2,300	57,334
Shenandoah Telecommunications Co.	200	7,774
Telefonica SA	2,762	11,870
Telephone & Data Systems, Inc.	100	1,875
Verizon Communications, Inc.	3,163	173,174

		455,825

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	69	41,662

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	80	11,488

Therapeutics — 0.0%
G1 Therapeutics, Inc.†	400	9,652

Tobacco — 0.5%
Altria Group, Inc.	1,021	41,943
British American Tobacco PLC	1,105	40,217
Imperial Brands PLC	959	19,300
Japan Tobacco, Inc.	2,300	45,704
KT&G Corp.†	700	50,118
Philip Morris International, Inc.	1,213	96,616
Scandinavian Tobacco Group A/S*	1,521	27,577
Swedish Match AB	421	32,457
Vector Group, Ltd.	1,100	12,914

		366,846

Tools-Hand Held — 0.0%
Snap-on, Inc.	61	10,979

Toys — 0.2%
Nintendo Co., Ltd.	200	115,589

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	700	5,887

Transactional Software — 0.0%
SimCorp A/S	180	23,332

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	100	3,618

Transport-Marine — 0.3%
AP Moller—Maersk A/S, Series B	87	180,002
DHT Holdings, Inc.	1,900	10,203
International Seaways, Inc.	150	2,401
Nordic American Tankers, Ltd.	1,100	3,256
Teekay LNG Partners LP	800	9,912

		205,774

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	13,934	39,224
Canadian Pacific Railway, Ltd.	238	80,020
CSX Corp.	607	52,053
Union Pacific Corp.	182	35,940

		207,237

Transport-Services — 0.7%
Kamigumi Co., Ltd.	700	12,505
Kuehne & Nagel International AG	111	25,286
Nippon Express Co., Ltd.	300	20,473
Royal Mail PLC†	4,144	22,946
United Parcel Service, Inc., Class B	2,330	361,150
Yamato Holdings Co., Ltd.	1,100	27,170

		469,530

334

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.0%
Covenant Logistics Group, Inc.†	131	$1,977
Knight-Swift Transportation Holdings, Inc.	192	7,680
Werner Enterprises, Inc.	450	17,658

		27,315

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	8,276

Water Treatment Systems — 0.0%
Pentair PLC	188	10,238

Web Hosting/Design — 0.0%
NIC, Inc.	300	8,076

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	99	180,909
Alphabet, Inc., Class C†	100	183,574

		364,483

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	400	10,096

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	227	38,034

Total Common Stocks (cost $38,114,450)		44,407,981

U.S. CORPORATE BONDS & NOTES — 14.5%
Aerospace/Defense — 0.5%
Northrop Grumman Corp. Senior Notes 2.55% due 10/15/2022	315,000	325,997

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	160,000	212,967

Banks-Commercial — 0.2%
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	155,000	157,333

Banks-Super Regional — 0.6%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	200,000	206,147
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	185,000	203,481

		409,628

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	290,000	308,625

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	195,000	220,392

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	185,000	203,334

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	$210,000	$217,705

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	285,000	320,710
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	185,000	203,882
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	165,000	218,318
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	140,000	199,720
Morgan Stanley Senior Notes 3.77% due 01/24/2029	155,000	176,356

		1,118,986

Diversified Manufacturing Operations — 0.5%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	230,000	317,143

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	205,000	204,046

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	170,000	201,349
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	290,000	325,337

		526,686

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	210,000	217,984

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	180,000	204,481
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	295,000	320,159
Visa, Inc. Senior Notes 4.30% due 12/14/2045	155,000	201,018

		725,658

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Notes 4.60% due 05/15/2044	170,000	215,444

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	190,000	208,708

335

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	$210,000	$218,355

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	215,000	219,795

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	275,000	281,525

Medical-HMO — 0.9%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	170,000	201,548
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	180,000	212,540
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	210,000	217,330

		631,418

Multimedia — 0.4%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	275,000	302,656

Oil Companies-Integrated — 0.6%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	160,000	178,648
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	195,000	215,481

		394,129

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	173,000	213,588

Pipelines — 1.0%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	290,000	321,769
MPLX LP Senior Notes 2.65% due 08/15/2030	198,000	202,231
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	205,000	215,847

		739,847

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	185,000	204,989
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	155,000	199,640

		404,629

Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants — 0.6%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	$182,000	$200,458
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	180,000	202,948

		403,406

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	167,000	160,409
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	11,000	10,705
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	159,215

		330,329

Transport-Rail — 0.4%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	285,000	311,299

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	170,000	211,116

Total U.S. Corporate Bonds & Notes (cost $9,740,795)		10,252,728

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028 (cost $281,257)	260,000	303,566

U.S. GOVERNMENT AGENCIES — 1.5%
Federal National Mtg. Assoc. — 1.5%
2.13% due 04/24/2026	600,000	650,497
2.63% due 09/06/2024	385,000	417,667

Total U.S. Government Agencies (cost $1,019,246)		1,068,164

U.S. GOVERNMENT TREASURIES — 13.1%
United States Treasury Bonds — 4.0%
1.00% due 02/15/2048 TIPS(2)	143,521	196,392
1.13% due 05/15/2040	825,000	752,812
2.75% due 11/15/2047	360,000	432,323
3.00% due 08/15/2048	557,000	701,102
3.38% due 05/15/2044	600,000	789,352

		2,871,981

United States Treasury Notes — 9.1%
1.63% due 08/15/2029	820,000	865,260
1.75% due 05/15/2023	350,000	362,797
2.00% due 02/15/2025	1,115,000	1,190,480
2.00% due 11/15/2026	680,000	735,038
2.13% due 06/30/2022	425,000	437,036
2.25% due 01/31/2024	285,000	302,512
2.25% due 11/15/2024	515,000	553,102
2.25% due 02/15/2027	700,000	767,867
2.63% due 02/15/2029	710,000	805,101

336

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.13% due 05/15/2021	$400,000	$403,438

		6,422,631

Total U.S. Government Treasuries (cost $9,123,386)		9,294,612

EXCHANGE-TRADED FUNDS — 4.9%
FlexShares Quality Dividend Index Fund ETF	12,982	641,311
Invesco S&P 500 High Dividend Low Volatility ETF	11,615	443,577
Invesco S&P 500 Quality ETF	30,288	1,267,855
iShares Core High Dividend ETF	5,543	480,467
iShares Russell 1000 Value ETF	613	83,025
Vanguard Mega Cap Value ETF	6,660	572,427

Total Exchange-Traded Funds (cost $2,966,804)		3,488,662

WARRANTS — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023† (cost $0)	1,200	391

Total Long-Term Investment Securities (cost $61,245,938)		68,816,104

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3) (cost $1,928,825)	1,928,825	1,928,825

TOTAL INVESTMENTS (cost $63,174,763)(4)	99.7%	70,744,929
Other assets less liabilities	0.3	209,412

NET ASSETS	100.0%	$70,954,341

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $491,207 representing 0.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of January 31, 2021.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

SDR — Swedish Depositary Receipt

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

19	Long	S&P 500 E-Mini Index	March 2021	$3,477,926	$3,519,940	$42,014

27	Short	U.S. Treasury 10 Year Notes	March 2021	3,723,063	3,699,844	23,219

						$65,233

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

337

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$765,817	$44,662	**	$9,386	$819,865
Medical-Drugs	1,811,164	989,528	**	0	2,800,692
Other Industries	29,344,570	11,442,854	**	—	40,787,424
U.S. Corporate Bonds & Notes	—	10,252,728		—	10,252,728
Foreign Corporate Bonds & Notes	—	303,566		—	303,566
U.S. Government Agencies	—	1,068,164		—	1,068,164
U.S. Government Treasuries	—	9,294,612		—	9,294,612
Exchange-Traded Funds	3,488,662	—		—	3,488,662
Warrants	391	—		—	391
Short-Term Investment Securities	1,928,825	—		—	1,928,825

Total Investments at Value	$37,339,429	$33,396,114		$9,386	$70,744,929

Other Financial Instruments:†
Futures Contracts	$65,233	$—		$—	$65,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no material level 3 transfers during the reporting period.

See Notes to Financial Statements

338

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	11.4%
Computers	11.3
E-Commerce/Products	7.8
Web Portals/ISP	4.9
Internet Content-Entertainment	4.7
Medical-Drugs	4.7
Electronic Components-Semiconductors	4.6
Finance-Credit Card	2.9
Computer Services	2.5
Medical-Biomedical/Gene	2.4
Real Estate Investment Trusts	2.2
Auto-Cars/Light Trucks	2.2
Electronic Forms	2.2
Retail-Discount	1.9
Commercial Services-Finance	1.8
Computer Aided Design	1.8
Semiconductor Equipment	1.8
Retail-Building Products	1.7
Diagnostic Equipment	1.5
Diagnostic Kits	1.4
Data Processing/Management	1.4
Enterprise Software/Service	1.3
Transport-Rail	1.2
Internet Application Software	1.2
Medical-Wholesale Drug Distribution	1.1
Cable/Satellite TV	1.1
Entertainment Software	1.0
Consumer Products-Misc.	0.9
Retail-Restaurants	0.9
Medical-HMO	0.9
Building-Residential/Commercial	0.9
Machinery-Farming	0.9
Communications Software	0.8
Transport-Services	0.7
Medical-Hospitals	0.7
Diversified Manufacturing Operations	0.7
Insurance-Multi-line	0.7
Independent Power Producers	0.7
Auto/Truck Parts & Equipment-Original	0.6
Medical Labs & Testing Services	0.6
Beverages-Non-alcoholic	0.6
Computer Data Security	0.6
Medical Products	0.5
Athletic Footwear	0.4
Food-Misc./Diversified	0.4
Aerospace/Defense	0.4
Tobacco	0.3
Athletic Equipment	0.3
Commercial Services	0.3
Office Automation & Equipment	0.3
Pharmacy Services	0.3
Consulting Services	0.3
Retail-Consumer Electronics	0.2
Food-Retail	0.2
Web Hosting/Design	0.1
Real Estate Management/Services	0.1
Retail-Auto Parts	0.1
Coatings/Paint	0.1
Retail-Major Department Stores	0.1

99.6%

*	Calculated as a percentage of net assets

339

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.	9,176	$2,629,933

Applications Software — 11.4%
Microsoft Corp.	302,124	70,080,683
ServiceNow, Inc.†	25,407	13,800,066

		83,880,749

Athletic Equipment — 0.3%
Peloton Interactive, Inc., Class A†	16,929	2,473,835

Athletic Footwear — 0.4%
NIKE, Inc., Class B	22,155	2,959,686

Auto-Cars/Light Trucks — 2.2%
Tesla, Inc.†	20,544	16,302,280

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	30,472	4,593,959

Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	31,002	4,233,943

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	88,158	6,770,534

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	12,642	7,680,774

Coatings/Paint — 0.1%
Sherwin-Williams Co.	752	520,234

Commercial Services — 0.3%
Quanta Services, Inc.	34,608	2,438,826

Commercial Services-Finance — 1.8%
Moody’s Corp.	14,663	3,904,171
PayPal Holdings, Inc.†	15,088	3,535,269
S&P Global, Inc.	4,927	1,561,859
Square, Inc., Class A†	19,174	4,140,817

		13,142,116

Communications Software — 0.8%
Zoom Video Communications, Inc., Class A†	15,029	5,591,840

Computer Aided Design — 1.8%
Autodesk, Inc.†	13,369	3,708,962
Cadence Design Systems, Inc.†	70,623	9,208,533

		12,917,495

Computer Data Security — 0.6%
Crowdstrike Holdings, Inc., Class A†	19,541	4,216,948

Computer Services — 2.5%
Accenture PLC, Class A	42,365	10,248,941
EPAM Systems, Inc.†	23,662	8,149,902

		18,398,843

Computers — 11.3%
Apple, Inc.	610,690	80,586,652
HP, Inc.	107,964	2,627,844

		83,214,496

Consulting Services — 0.3%
Verisk Analytics, Inc.	10,667	1,957,395

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	52,340	6,914,114

Security Description	Shares	Value (Note 2)
Data Processing/Management — 1.4%
DocuSign, Inc.†	38,985	$9,079,216
Fiserv, Inc.†	11,707	1,202,192

		10,281,408

Diagnostic Equipment — 1.5%
Avantor, Inc.†	161,010	4,748,185
Danaher Corp.	20,367	4,844,087
Thermo Fisher Scientific, Inc.	2,349	1,197,285

		10,789,557

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	12,454	5,961,481
QIAGEN NV†	65,056	3,522,782
Quidel Corp.†	4,435	1,113,052

		10,597,315

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	43,395	5,107,591

E-Commerce/Products — 7.8%
Amazon.com, Inc.†	15,531	49,795,492
Etsy, Inc.†	16,538	3,292,551
Wayfair, Inc., Class A†	14,531	3,957,082

		57,045,125

Electronic Components-Semiconductors — 4.6%
Intel Corp.	51,445	2,855,712
NVIDIA Corp.	38,367	19,935,110
Texas Instruments, Inc.	65,215	10,805,473

		33,596,295

Electronic Forms — 2.2%
Adobe, Inc.†	35,483	16,278,536

Enterprise Software/Service — 1.3%
Atlassian Corp. PLC, Class A†	30,679	7,090,837
Oracle Corp.	13,439	812,119
salesforce.com, Inc.†	6,682	1,507,192

		9,410,148

Entertainment Software — 1.0%
Electronic Arts, Inc.	53,146	7,610,507

Finance-Credit Card — 2.9%
Mastercard, Inc., Class A	47,414	14,996,574
Visa, Inc., Class A	33,370	6,448,753

		21,445,327

Food-Misc./Diversified — 0.4%
General Mills, Inc.	46,215	2,685,091

Food-Retail — 0.2%
Albertsons Cos., Inc., Class A	76,621	1,330,907

Independent Power Producers — 0.7%
NRG Energy, Inc.	118,826	4,920,585

Insurance-Multi-line — 0.7%
MetLife, Inc.	104,603	5,036,634

Internet Application Software — 1.2%
Okta, Inc.†	33,357	8,639,797

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	126,606	32,706,128
Netflix, Inc.†	3,672	1,954,936

		34,661,064

340

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — JANUARY 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.9%
AGCO Corp.	60,699	$6,731,519

Medical Labs & Testing Services — 0.6%
Quest Diagnostics, Inc.	33,273	4,297,208

Medical Products — 0.5%
Abbott Laboratories	12,239	1,512,618
Masimo Corp.†	1,838	470,381
West Pharmaceutical Services, Inc.	5,635	1,687,626

		3,670,625

Medical-Biomedical/Gene — 2.4%
Incyte Corp.†	43,290	3,885,278
Moderna, Inc.†	8,052	1,394,284
Regeneron Pharmaceuticals, Inc.†	6,073	3,059,820
Seagen, Inc.†	17,781	2,920,885
Vertex Pharmaceuticals, Inc.†	26,386	6,044,505

		17,304,772

Medical-Drugs — 4.7%
Eli Lilly & Co.	81,128	16,872,190
Johnson & Johnson	46,190	7,534,975
Merck & Co., Inc.	99,775	7,689,659
PRA Health Sciences, Inc.†	18,205	2,243,584

		34,340,408

Medical-HMO — 0.9%
Humana, Inc.	9,210	3,528,443
UnitedHealth Group, Inc.	10,053	3,353,480

		6,881,923

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	31,606	5,135,343

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	44,735	7,804,915

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	5,801	2,249,802

Pharmacy Services — 0.3%
Cigna Corp.	9,638	2,091,928

Real Estate Investment Trusts — 2.2%
Public Storage	27,054	6,158,031
SBA Communications Corp.	27,594	7,413,680
VICI Properties, Inc.	112,118	2,834,343

		16,406,054

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	10,950	667,731

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc.	3,080	342,773

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	562	$628,524

Retail-Building Products — 1.7%
Home Depot, Inc.	44,627	12,085,884

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	14,873	1,618,480

Retail-Discount — 1.9%
Dollar General Corp.	35,987	7,003,430
Walmart, Inc.	49,516	6,956,503

		13,959,933

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	6,741	431,694

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	6,390	2,369,157
Starbucks Corp.	31,610	3,060,164
Texas Roadhouse, Inc.	9,790	746,096
Yum China Holdings, Inc.	12,475	707,457

		6,882,874

Semiconductor Equipment — 1.8%
Applied Materials, Inc.	133,057	12,863,951

Tobacco — 0.3%
Altria Group, Inc.	61,166	2,512,699

Transport-Rail — 1.2%
CSX Corp.	37,239	3,193,431
Kansas City Southern	27,629	5,599,569

		8,793,000

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	34,532	5,352,460

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	12,888	1,012,739

Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	10,516	19,216,518
Alphabet, Inc., Class C†	9,249	16,978,759

		36,195,277

TOTAL INVESTMENTS (cost $486,734,840)(1)	99.6%	730,536,403
Other assets less liabilities	0.4	2,935,964

NET ASSETS	100.0%	$733,472,367

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$730,536,403	$—	$—	$730,536,403

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

341

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.9%
Diversified Banking Institutions	6.3
Web Portals/ISP	5.9
Applications Software	5.3
Finance-Credit Card	4.1
Retail-Discount	3.9
Diagnostic Equipment	3.6
Real Estate Investment Trusts	3.3
Computers	2.6
Beverages-Wine/Spirits	2.5
Computer Services	2.4
Cable/Satellite TV	2.4
Medical Instruments	2.1
Instruments-Controls	2.0
Drug Delivery Systems	2.0
Internet Content-Entertainment	1.9
Electronic Components-Semiconductors	1.8
Chemicals-Diversified	1.8
Entertainment Software	1.7
Data Processing/Management	1.7
Medical-Biomedical/Gene	1.7
Electronic Forms	1.6
Cosmetics & Toiletries	1.6
Retail-Building Products	1.6
Finance-Other Services	1.6
Retail-Gardening Products	1.4
Transport-Rail	1.4
Textile-Apparel	1.4
Enterprise Software/Service	1.3
Containers-Metal/Glass	1.2
Coatings/Paint	1.2
Food-Dairy Products	1.2
Electric Products-Misc.	1.2
Pipelines	1.1
Banks-Commercial	1.1
Semiconductor Components-Integrated Circuits	1.1
Pharmacy Services	1.1
Electronic Connectors	1.0
Electronic Measurement Instruments	1.0
Athletic Footwear	1.0
Insurance-Multi-line	1.0
Consumer Products-Misc.	0.9
Food-Confectionery	0.9
Semiconductor Equipment	0.9
Retail-Restaurants	0.8
Private Equity	0.8
Aerospace/Defense	0.7
Finance-Investment Banker/Broker	0.6
Medical Labs & Testing Services	0.6
Electric-Integrated	0.6
Oil Companies-Exploration & Production	0.6
Transport-Truck	0.2

99.6%

*	Calculated as a percentage of net assets

342

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 0.7%
Raytheon Technologies Corp.	115,673	$7,718,859

Applications Software — 5.3%
Microsoft Corp.	244,308	56,669,684

Athletic Footwear — 1.0%
NIKE, Inc., Class B	77,577	10,363,511

Banks-Commercial — 1.1%
Truist Financial Corp.	248,335	11,915,113

Beverages-Wine/Spirits — 2.5%
Diageo PLC	349,728	14,113,195
Pernod Ricard SA	65,228	12,310,746

		26,423,941

Cable/Satellite TV — 2.4%
Cable One, Inc.	2,121	4,242,000
Comcast Corp., Class A	437,860	21,704,720

		25,946,720

Chemicals-Diversified — 1.8%
DuPont de Nemours, Inc.	127,675	10,143,779
PPG Industries, Inc.	63,362	8,535,495

		18,679,274

Coatings/Paint — 1.2%
Sherwin-Williams Co.	18,588	12,859,178

Computer Services — 2.4%
Accenture PLC, Class A	55,443	13,412,770
Amdocs, Ltd.	177,932	12,565,558

		25,978,328

Computers — 2.6%
Apple, Inc.	207,176	27,338,945

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	68,821	9,091,254

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	145,502	13,117,005

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	148,577	11,589,006
Estee Lauder Cos., Inc., Class A	23,434	5,545,656

		17,134,662

Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	148,556	18,340,724

Diagnostic Equipment — 3.6%
Danaher Corp.	69,760	16,591,718
Thermo Fisher Scientific, Inc.	43,328	22,084,282

		38,676,000

Diversified Banking Institutions — 6.3%
Bank of America Corp.	728,654	21,604,591
Goldman Sachs Group, Inc.	67,515	18,308,043
JPMorgan Chase & Co.	210,679	27,108,067

		67,020,701

Drug Delivery Systems — 2.0%
Becton Dickinson & Co.	81,546	21,347,927

Electric Products-Misc. — 1.2%
AMETEK, Inc.	111,982	12,683,081

Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.6%
American Electric Power Co., Inc.	80,592	$6,520,699

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	116,634	19,325,088

Electronic Connectors — 1.0%
TE Connectivity, Ltd.	90,587	10,906,675

Electronic Forms — 1.6%
Adobe, Inc.†	37,841	17,360,316

Electronic Measurement Instruments — 1.0%
Fortive Corp.	162,923	10,765,952

Enterprise Software/Service — 1.3%
salesforce.com, Inc.†	62,005	13,985,848

Entertainment Software — 1.7%
Electronic Arts, Inc.	129,374	18,526,357

Finance-Credit Card — 4.1%
Mastercard, Inc., Class A	67,110	21,226,222
Visa, Inc., Class A	117,795	22,763,884

		43,990,106

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	132,959	6,852,707

Finance-Other Services — 1.6%
Nasdaq, Inc.	123,904	16,760,494

Food-Confectionery — 0.9%
Mondelez International, Inc., Class A	162,621	9,015,708

Food-Dairy Products — 1.2%
Danone SA	190,911	12,719,467

Instruments-Controls — 2.0%
Honeywell International, Inc.	110,065	21,503,399

Insurance-Multi-line — 1.0%
Chubb, Ltd.	70,399	10,255,022

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	78,204	20,202,439

Medical Instruments — 2.1%
Medtronic PLC	202,392	22,532,301

Medical Labs & Testing Services — 0.6%
ICON PLC†	32,905	6,706,368

Medical-Biomedical/Gene — 1.7%
Illumina, Inc.†	22,882	9,757,800
Vertex Pharmaceuticals, Inc.†	34,771	7,965,341

		17,723,141

Medical-Drugs — 7.9%
Eli Lilly & Co.	93,411	19,426,686
Johnson & Johnson	166,779	27,206,658
Merck & Co., Inc.	194,174	14,964,990
PRA Health Sciences, Inc.†	107,084	13,197,032
Zoetis, Inc.	63,527	9,799,040

		84,594,406

Oil Companies-Exploration & Production — 0.6%
ConocoPhillips	147,267	5,895,098

Pharmacy Services — 1.1%
Cigna Corp.	51,593	11,198,261

Pipelines — 1.1%
Enterprise Products Partners LP	597,936	12,096,245

343

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Private Equity — 0.8%
Blackstone Group, Inc., Class A	123,517	$8,299,107

Real Estate Investment Trusts — 3.3%
American Tower Corp.	92,954	21,134,021
Equinix, Inc.	18,685	13,826,153

		34,960,174

Retail-Building Products — 1.6%
Home Depot, Inc.	63,241	17,126,928

Retail-Discount — 3.9%
Costco Wholesale Corp.	33,436	11,783,849
Dollar General Corp.	63,832	12,422,346
Target Corp.	96,000	17,392,320

		41,598,515

Retail-Gardening Products — 1.4%
Tractor Supply Co.	106,332	15,071,498

Retail-Restaurants — 0.8%
Starbucks Corp.	86,881	8,410,950

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	78,875	11,620,654

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	93,093	$9,000,231

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	24,263	14,649,834

Transport-Rail — 1.4%
Canadian National Railway Co.	147,106	14,882,714

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	12,119	2,351,086

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	24,942	45,578,013
Alphabet, Inc., Class C†	9,267	17,011,803

		62,589,816

TOTAL INVESTMENTS (cost $638,221,185)(1)	99.6%	1,061,302,511
Other assets less liabilities	0.4	3,864,663

NET ASSETS	100.0%	$1,065,167,174

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,007,509,269	$53,793,242	**	$—	$1,061,302,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

See Notes to Financial Statements

344

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.6%
Diversified Banking Institutions	6.5
Diversified Financial Services	4.3
Medical-Drugs	4.2
Electric-Integrated	3.5
Federal National Mtg. Assoc.	3.4
Uniform Mtg. Backed Securities	3.1
Federal Home Loan Mtg. Corp.	2.9
United States Treasury Bonds	2.6
Government National Mtg. Assoc.	2.6
Electronic Components-Semiconductors	2.5
Cable/Satellite TV	2.5
Applications Software	2.2
Diversified Manufacturing Operations	2.1
Diagnostic Equipment	2.1
Insurance Brokers	1.8
Pharmacy Services	1.6
Medical Instruments	1.6
Banks-Commercial	1.5
Computer Services	1.4
Food-Misc./Diversified	1.3
Retail-Discount	1.3
Finance-Investment Banker/Broker	1.3
Real Estate Investment Trusts	1.3
Auto/Truck Parts & Equipment-Original	1.1
Building Products-Air & Heating	1.1
Banks-Super Regional	1.1
Data Processing/Management	1.1
Semiconductor Components-Integrated Circuits	1.1
Instruments-Controls	1.1
Chemicals-Diversified	1.1
Transport-Rail	1.1
Investment Management/Advisor Services	1.0
Tobacco	1.0
Insurance-Multi-line	0.9
Building Products-Wood	0.9
Finance-Other Services	0.9
Pipelines	0.8
Aerospace/Defense	0.8
Cellular Telecom	0.8
Medical Labs & Testing Services	0.8
Oil Companies-Exploration & Production	0.8
Medical-Wholesale Drug Distribution	0.6
Insurance-Property/Casualty	0.6
Commercial Services-Finance	0.5
Beverages-Wine/Spirits	0.5
Drug Delivery Systems	0.5
Aerospace/Defense-Equipment	0.5
Semiconductor Equipment	0.5
Food-Confectionery	0.5
Banks-Fiduciary	0.5
Oil Refining & Marketing	0.5
Retail-Building Products	0.5
Web Portals/ISP	0.4
Machinery-Construction & Mining	0.4
Cosmetics & Toiletries	0.4
Municipal Bonds & Notes	0.4
Electronic Forms	0.4
Telephone-Integrated	0.4
Entertainment Software	0.4
Beverages-Non-alcoholic	0.4

Auto-Cars/Light Trucks	0.4%
Consumer Products-Misc.	0.4
Coatings/Paint	0.4
Agricultural Operations	0.4
Machinery-Pumps	0.4
Tools-Hand Held	0.3
Enterprise Software/Service	0.3
Building Products-Cement	0.3
Private Equity	0.3
Finance-Credit Card	0.3
Metal-Diversified	0.3
Distribution/Wholesale	0.3
Machinery-General Industrial	0.3
Brewery	0.3
Computers	0.2
Finance-Leasing Companies	0.2
Transport-Services	0.2
Investment Companies	0.2
Diversified Minerals	0.2
Medical-Hospitals	0.2
Soap & Cleaning Preparation	0.2
E-Commerce/Services	0.2
Insurance-Reinsurance	0.2
Oil Companies-Integrated	0.2
Gas-Transportation	0.2
Gas-Distribution	0.1
Electric-Distribution	0.1
Electronic Measurement Instruments	0.1
Medical Products	0.1
Rental Auto/Equipment	0.1
Electric-Transmission	0.1
Multimedia	0.1
Banks-Money Center	0.1
Consulting Services	0.1
Retail-Consumer Electronics	0.1
Non-Hazardous Waste Disposal	0.1
Hotels/Motels	0.1
Advertising Agencies	0.1
Machinery-Farming	0.1
Internet Brokers	0.1
Internet Content-Information/News	0.1
E-Commerce/Products	0.1
Insurance-Mutual	0.1

99.3%

*	Calculated as a percentage of net assets

345

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.9%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	7,833	$488,623

Aerospace/Defense — 0.7%
Lockheed Martin Corp.	5,279	1,698,888
Northrop Grumman Corp.	7,257	2,079,929

		3,778,817

Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc.	12,496	2,143,189

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	36,981	1,849,420

Applications Software — 2.1%
Microsoft Corp.	47,888	11,108,100

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC	6,793	907,545
Lear Corp.	19,850	2,992,586

		3,900,131

Banks-Commercial — 1.3%
Truist Financial Corp.	137,794	6,611,356

Banks-Fiduciary — 0.3%
Northern Trust Corp.	18,336	1,635,388

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	17,998	2,583,073
US Bancorp	80,091	3,431,899

		6,014,972

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	11,753	1,605,107

Beverages-Wine/Spirits — 0.4%
Diageo PLC	54,464	2,197,883

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	109,959	5,478,157

Building Products-Cement — 0.2%
Vulcan Materials Co.	7,290	1,087,231

Building Products-Wood — 0.8%
Masco Corp.	76,167	4,136,630

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	217,044	10,758,871

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	16,322	2,057,878

Chemicals-Diversified — 1.1%
DuPont de Nemours, Inc.	27,586	2,191,708
PPG Industries, Inc.	26,669	3,592,581

		5,784,289

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	58,139	1,569,172

Commercial Services-Finance — 0.3%
Equifax, Inc.	10,065	1,782,612

Computer Services — 1.4%
Accenture PLC, Class A	20,338	4,920,169
Amdocs, Ltd.	31,389	2,216,691

		7,136,860

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	13,748	1,816,111

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	28,130	$2,194,140

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	21,404	2,642,538
Fiserv, Inc.†	27,523	2,826,337

		5,468,875

Diagnostic Equipment — 1.8%
Danaher Corp.	22,987	5,467,228
Thermo Fisher Scientific, Inc.	7,990	4,072,503

		9,539,731

Distribution/Wholesale — 0.3%
LKQ Corp.†	41,486	1,455,744

Diversified Banking Institutions — 4.7%
Bank of America Corp.	189,016	5,604,325
Goldman Sachs Group, Inc.	37,283	10,110,031
JPMorgan Chase & Co.	67,648	8,704,268

		24,418,624

Diversified Manufacturing Operations — 2.1%
3M Co.	15,081	2,649,128
Eaton Corp. PLC	56,597	6,661,467
Trane Technologies PLC	12,897	1,848,785

		11,159,380

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	7,479	1,957,927

Electric-Distribution — 0.1%
Sempra Energy	5,652	699,491

Electric-Integrated — 2.4%
Duke Energy Corp.	47,013	4,419,222
Exelon Corp.	52,496	2,181,734
PG&E Corp.†	134,766	1,540,375
Pinnacle West Capital Corp.	14,951	1,125,063
Southern Co.	60,136	3,543,213

		12,809,607

Electronic Components-Semiconductors — 2.1%
Intel Corp.	85,213	4,730,174
Samsung Electronics Co., Ltd. (Preference Shares)	25,631	1,669,735
Texas Instruments, Inc.	27,250	4,515,052

		10,914,961

Electronic Forms — 0.4%
Adobe, Inc.†	4,641	2,129,152

Enterprise Software/Service — 0.3%
Oracle Corp.	29,479	1,781,416

Entertainment Software — 0.4%
Electronic Arts, Inc.	14,265	2,042,748

Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	133,874	6,899,866

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	18,270	1,675,907
Nasdaq, Inc.	12,816	1,733,620

		3,409,527

Food-Confectionery — 0.5%
J.M. Smucker Co.	8,585	999,380

346

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery (continued)
Mondelez International, Inc., Class A	24,842	$1,377,240

		2,376,620

Food-Misc./Diversified — 1.2%
Danone SA	27,720	1,846,848
General Mills, Inc.	30,117	1,749,798
Nestle SA	25,037	2,804,810

		6,401,456

Instruments-Controls — 1.1%
Honeywell International, Inc.	29,613	5,785,492

Insurance Brokers — 1.6%
Aon PLC, Class A	20,594	4,182,641
Marsh & McLennan Cos., Inc.	14,104	1,550,171
Willis Towers Watson PLC	11,961	2,427,365

		8,160,177

Insurance-Multi-line — 0.9%
Chubb, Ltd.	32,630	4,753,212

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	22,227	3,029,540

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc.	8,513	894,291

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	2,449	1,717,385
Invesco, Ltd.	72,505	1,492,878
T. Rowe Price Group, Inc.	10,537	1,648,830

		4,859,093

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	12,493	2,284,220

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	12,224	790,282

Machinery-Pumps — 0.4%
Ingersoll Rand, Inc.†	43,544	1,821,881

Medical Instruments — 1.1%
Medtronic PLC	52,139	5,804,635

Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	26,932	3,478,268

Medical-Drugs — 4.2%
Bayer AG	16,249	984,466
Eli Lilly & Co.	14,043	2,920,523
Johnson & Johnson	63,552	10,367,238
Merck & Co., Inc.	67,191	5,178,410
Roche Holding AG	8,003	2,758,494

		22,209,131

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	18,252	3,184,426

Metal-Diversified — 0.2%
Rio Tinto PLC	15,957	1,219,477

Oil Companies-Exploration & Production — 0.8%
ConocoPhillips	30,574	1,223,877
Hess Corp.	36,897	1,991,700
Pioneer Natural Resources Co.	6,088	736,039

		3,951,616

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	14,480	817,106

Security Description	Shares/ Principal Amount	Value (Note 2)
Pharmacy Services — 1.6%
Cigna Corp.	39,424	$8,556,979

Pipelines — 0.3%
Enterprise Products Partners LP	82,608	1,671,160

Private Equity — 0.3%
Blackstone Group, Inc., Class A	24,508	1,646,692

Real Estate Investment Trusts — 0.5%
Public Storage	3,696	841,284
STORE Capital Corp.	60,554	1,878,385

		2,719,669

Retail-Building Products — 0.4%
Home Depot, Inc.	7,581	2,053,086

Retail-Discount — 1.2%
Target Corp.	17,506	3,171,562
Walmart, Inc.	22,091	3,103,565

		6,275,127

Semiconductor Components-Integrated Circuits — 1.1%
NXP Semiconductors NV	14,420	2,313,978
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,643	3,602,217

		5,916,195

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	26,115	2,524,798

Tobacco — 1.0%
Philip Morris International, Inc.	65,775	5,238,979

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	10,317	1,789,896

Transport-Rail — 1.1%
Union Pacific Corp.	29,274	5,780,737

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	7,508	1,163,740

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	1,199	2,191,005

Total Common Stocks (cost $220,033,500)		309,170,972

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	$8,000	1,243,600

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,278,032

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	426,139

Electric-Integrated — 0.3%
CenterPoint Energy, Inc. 7.00%	32,905	1,306,986

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,877	1,625,461

Total Convertible Preferred Securities (cost $5,356,366)		5,880,218

347

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $529,240)	$510,000	$551,438

ASSET BACKED SECURITIES — 4.3%
Diversified Financial Services — 4.3%
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 1.64% (3 ML+1.40%) due 10/15/2027*(1)	890,000	873,965
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	556,969
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 1.53% (1 ML+1.40%) due 02/15/2035*	240,000	239,429
AREIT Trust FRS Series 2018-CRE2, Class A 1.11% (1 ML+0.98%) due 11/14/2035*(2)	310,469	310,081
AREIT Trust FRS Series 2019-CRE3, Class AS 1.43% (1 ML+1.30%) due 09/14/2036*(2)	687,500	684,922
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	789,881
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.43% (1 ML+1.30%) due 09/15/2036*(2)	706,171	706,171
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	644,815
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.75% (1 ML+1.60%) due 12/28/2040*	166,321	173,623
BDS, Ltd. FRS Series 2019-FL4, Class A 1.23% (1 ML+1.10%) due 08/15/2036*	494,000	493,691
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	104,672	105,885
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	917,361
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	514,307
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.46% (3 ML+1.22%) due 01/15/2029*(1)	809,942	809,184
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.26% (3 ML+1.02%) due 04/15/2031*(1)	882,000	881,514

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.14% (3 ML+0.90%) due 04/15/2029*(1)	$412,000	$411,073
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class A 1.13% (1 ML+1.00%) due 04/15/2036*(2)	58,612	58,539
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	146,664
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 1.74% (3 ML+1.50%) due 01/15/2027*(1)	270,000	270,904
FORT CRE LLC FRS Series 2018-1A, Class A1 1.50% (1 ML+1.35%) due 11/16/2035*	297,083	297,238
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	120,943	122,234
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	40,351	42,391
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	495,766
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	967,574
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	693,943
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,110,966
KREF, Ltd. FRS Series 2018-FL1, Class A 1.23% (1 ML+1.10%) due 06/15/2036*	433,500	433,229
MF1, Ltd. FRS Series 2019-FL2, Class A 1.26% (1 ML+1.13%) due 12/25/2034*(2)	696,012	696,882
MF1, Ltd. FRS Series 2020-FL4, Class A 1.83% (1 ML+1.70%) due 11/15/2035*	351,500	353,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	367,019
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	332,414
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 2.02% (3 ML+1.80%) due 04/18/2025*(1)	905,390	907,987
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 1.04% (3 ML+0.80%) due 01/15/2028*(1)	327,402	326,504

348

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	$18,612	$18,484
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	348,116
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	544,804
Venture XII CLO, Ltd. FRS Series 2012-12A, Class BRR 1.42% (3 ML+1.20%) due 02/28/2026*(1)	964,000	964,308
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	557,631
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	215,756	216,600
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	2,090,178
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	990,994

Total Asset Backed Securities (cost $21,695,426)		22,467,497

U.S. CORPORATE BONDS & NOTES — 11.2%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	378,462

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	455,000	490,065

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	421,000	423,251

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	186,496

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	311,220
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	200,000	209,815
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	344,000	371,061
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	1,000,877

		1,892,973

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	$461,000	$514,661
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	253,140

		767,801

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	268,161
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	336,133

		604,294

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.60% due 04/24/2025	387,000	402,178
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	304,250
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	93,157

		799,585

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	84,223
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	155,000	177,117
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	120,000	139,515

		400,855

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	429,000	707,632
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	614,000	692,708

		1,400,340

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	625,000	662,291

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	275,204
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	49,804
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	166,000	189,917

349

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement (continued)
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	$81,000	$92,242

		607,167

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	351,000	408,268

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	477,098
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	109,118
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	203,000	200,907
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	277,244
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	648,000	977,234

		2,041,601

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	199,996

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	334,000	342,203
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	477,000	562,097

		904,300

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	232,000	295,658

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	131,000	142,771

Computers — 0.2%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	80,000	84,911
Apple, Inc. Senior Notes 2.85% due 05/11/2024	403,000	433,296
Apple, Inc. Senior Notes 3.35% due 02/09/2027	107,000	120,780

Security Description	Principal Amount	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.85% due 05/04/2043	$210,000	$254,073
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	340,000	396,749

		1,289,809

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	533,814

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	54,000	60,872

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	89,000	94,395
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	307,000	384,957

		479,352

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	280,872
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	510,000	568,912

		849,784

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	419,000	417,585
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	321,599
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	366,431
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	315,084
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	738,000	805,606
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	830,000	916,392
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	637,740
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	607,000	641,759
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	125,033
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	654,561

350

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	$1,001,000	$1,057,436
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,202,097
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	227,000	272,102
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	108,416
Morgan Stanley Senior Notes 2.70% due 01/22/2031	888,000	942,706
Morgan Stanley Senior Notes 3.13% due 01/23/2023	67,000	70,600
Morgan Stanley Senior Notes 3.88% due 04/29/2024	311,000	343,039
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	258,415

		9,456,601

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	194,000	197,983
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	374,000	480,424

		678,407

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	337,000	332,707

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	97,000	114,882
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	746,000	780,536

		895,418

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	55,000	68,348
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	81,008
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	371,074
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	474,200

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	$227,000	$213,494
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	33,762
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	276,000	308,331
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	378,000	409,361
Northern States Power Co. 1st Mtg. Bonds 2.60% due 06/01/2051	401,000	404,201
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	102,399
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	190,489
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	488,000	517,769
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	166,000	207,252
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	232,386
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	243,000	269,171

		3,883,245

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	596,906

Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	125,000	141,413
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	251,000	284,559
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	378,313
Intel Corp. Senior Notes 4.75% due 03/25/2050	453,000	606,661

		1,410,946

Electronic Measurement Instruments — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	321,766
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	108,862

351

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	$160,000	$187,633

		618,261

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	408,967
The Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	129,594
Visa, Inc. Senior Notes 3.15% due 12/14/2025	897,000	997,929

		1,536,490

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	130,531
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	464,115
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	76,000	78,339
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	201,000	219,737

		892,722

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	105,000	101,557

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	93,000	100,971
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	450,000	506,720

		607,691

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	287,276
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	334,981
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	141,044

		763,301

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	428,847

Security Description	Principal Amount	Value (Note 2)
Hotels/Motels (continued)
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	$53,000	$60,534

		489,381

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	480,000	552,853
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	225,540

		778,393

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	191,000	217,064

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	267,073

Internet Brokers — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	141,000	146,170
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	202,000	239,515

		385,685

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	594,885

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	97,662
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	349,000	383,342

		481,004

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	373,000	441,634
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	181,406

		623,040

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	210,899
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	359,200

352

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	$497,000	$561,031

		1,131,130

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	121,000	124,385
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	446,275

		570,660

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	556,000	612,850

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	172,535

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	635,412
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	37,738
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	305,569

		978,719

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	289,000

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	308,000	346,211
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	189,000	214,765

		560,976

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	202,625
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	295,962

		498,587

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	263,011

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	$722,000	$711,576
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	520,000	600,826

		1,575,413

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	124,095

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	321,000	351,170
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	162,000	182,589
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	522,715
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	556,098
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	331,000	349,661
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	108,000	125,673
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	385,171
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	174,000	193,327

		2,666,404

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	202,061
American Tower Corp. Senior Notes 3.10% due 06/15/2050	331,000	326,510
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	261,310
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	402,436
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	41,164
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	149,307
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	614,061

353

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	$382,000	$391,539
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	641,941
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	387,652
Prologis LP Senior Notes 2.25% due 04/15/2030	151,000	158,363
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	133,456
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	327,000	347,968

		4,057,768

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	612,348

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	233,000	282,199

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	424,000	502,101

Retail-Discount — 0.1%
Target Corp. Senior Notes 2.25% due 04/15/2025	609,000	648,571

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	81,000	93,343
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	96,000	112,363

		205,706

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	120,000	133,861

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	497,015
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	400,000	382,562
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	384,301

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	$400,000	$506,543

		1,770,421

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 1.90% due 08/15/2040	201,000	189,322

Total U.S. Corporate Bonds & Notes (cost $52,739,871)		59,013,248

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	249,591

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	491,163

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	590,602

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	530,613

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	398,148
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	70,000	76,076
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	363,000	409,827
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	106,000	124,934
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	117,000	133,122

		1,142,107

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	834,000	855,048
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	222,000	279,702

		1,134,750

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	292,516

354

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	$570,000	$621,529

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	160,852
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,765
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	154,000	158,138
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	152,777
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	487,000	534,341

		1,170,873

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	790,100
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	62,673

		852,773

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	223,029

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	370,310

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,153,532

Oil Companies-Integrated — 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	502,634
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	365,000	373,960

		876,594

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	216,013

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	233,897

Security Description	Principal Amount	Value (Note 2)
Soap & Cleaning Preparation (continued)
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	$650,000	$697,942

		931,839

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	288,254

Total Foreign Corporate Bonds & Notes (cost $10,234,571)		11,136,088

U.S. GOVERNMENT AGENCIES — 12.0%
Federal Home Loan Mtg. Corp. — 2.9%
2.50% due 08/01/2040	70,584	75,670
3.00% due 01/01/2038	261,119	274,394
3.00% due 03/01/2043	222,408	241,895
3.00% due 04/01/2043	529,738	579,135
3.00% due 05/01/2043	467,255	511,523
3.00% due 05/01/2046	219,603	238,759
3.00% due 10/01/2046	434,071	471,250
3.00% due 11/01/2046	580,074	629,533
3.00% due 12/01/2046	58,840	62,479
3.00% due 03/01/2048	205,162	215,716
3.00% due 05/01/2050	90,570	98,530
3.00% due 07/01/2050	25,279	27,612
3.50% due 11/01/2037	181,804	194,574
3.50% due 05/01/2038	50,354	53,480
3.50% due 02/01/2042	180,355	198,216
3.50% due 04/01/2042	142,652	159,463
3.50% due 12/01/2042	320,371	353,341
3.50% due 04/01/2043	95,977	105,923
3.50% due 07/01/2043	16,372	17,839
3.50% due 08/01/2043	203,805	222,118
3.50% due 12/01/2045	187,955	202,782
3.50% due 12/01/2046	622,456	668,493
4.00% due 08/01/2037	39,058	42,412
4.00% due 11/01/2040	200,606	219,594
4.00% due 01/01/2041	440,114	483,300
4.00% due 04/01/2044	146,651	162,193
4.00% due 08/01/2047	290,729	313,342
4.50% due 08/01/2024	39,334	41,427
4.50% due 04/01/2035	12,866	14,289
4.50% due 07/01/2039	88,320	98,932
4.50% due 09/01/2039	40,104	44,919
4.50% due 10/01/2039	23,128	25,957
4.50% due 12/01/2039	34,127	37,979
4.50% due 05/01/2042	64,862	72,814
5.00% due 09/01/2033	53,563	61,910
5.00% due 03/01/2034	25,365	29,300
5.00% due 04/01/2034	9,858	11,437
5.00% due 08/01/2035	13,423	15,613
5.00% due 10/01/2035	36,856	42,869
5.00% due 11/01/2035	86,103	100,118
5.00% due 12/01/2036	16,051	18,634
5.00% due 07/01/2039	119,554	138,959
5.50% due 12/01/2033	50,564	59,313
5.50% due 01/01/2034	57,028	66,515
5.50% due 04/01/2034	5,536	6,177
5.50% due 11/01/2034	4,851	5,563
5.50% due 05/01/2035	11,832	13,364
5.50% due 09/01/2035	15,924	18,047
5.50% due 10/01/2035	6,830	7,637
6.00% due 05/01/2021	71	71

355

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 10/01/2021	$1,943	$1,954
6.00% due 04/01/2034	29,304	33,370
6.00% due 07/01/2034	29,248	34,798
6.00% due 08/01/2034	78,018	93,577
6.00% due 09/01/2034	4,532	5,102
6.00% due 07/01/2035	17,307	20,743
6.00% due 08/01/2035	17,038	20,517
6.00% due 11/01/2035	17,143	20,644
6.00% due 03/01/2036	8,722	9,852
6.00% due 07/01/2036	6,619	7,457
6.00% due 10/01/2036	17,581	20,590
6.00% due 01/01/2037	18,806	22,318
6.00% due 05/01/2037	34,833	41,183
6.00% due 06/01/2037	11,545	13,435
6.50% due 05/01/2034	6,170	7,070
6.50% due 06/01/2034	28,378	32,603
6.50% due 08/01/2034	33,642	37,826
6.50% due 10/01/2034	16,135	18,595
6.50% due 11/01/2034	1,233	1,386
6.50% due 05/01/2037	9,477	10,655
6.50% due 07/01/2037	12,675	14,252
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	317,702
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	346,469
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	304,547
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	91,340
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	461,566
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	249,063
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	220,087
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	292,313
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	566,811
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	392,840
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(3)(4)	3,192,000	47,491
Series K070, Class XAM 0.24% due 12/25/2027(2)(3)(4)	1,984,000	36,503
Series K729, Class XAM 0.28% due 11/25/2024(2)(3)(4)	3,013,000	32,810
Series K069, Class XAM 0.28% due 09/25/2027(2)(3)(4)	2,042,000	40,967
Series K072, Class XAM 0.29% due 12/25/2027(2)(3)(4)	2,208,000	44,677
Series K071, Class X1 0.29% due 11/25/2027(2)(3)(4)	2,268,664	41,598
Series K154, Class X1 0.31% due 11/25/2032(2)(3)(4)	1,724,822	49,714
Series K728, Class XAM 0.32% due 08/25/2024(2)(3)(4)	2,996,000	37,940

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K070, Class X1 0.33% due 11/25/2027(2)(3)(4)	$2,049,576	$44,219
Series K068, Class XAM 0.33% due 08/25/2027(2)(3)(4)	1,898,000	43,748
Series K729, Class X1 0.36% due 10/25/2024(2)(3)(4)	3,818,314	42,913
Series K072, Class X1 0.37% due 12/25/2027(2)(3)(4)	3,507,813	83,184
Series K728, Class X1 0.41% due 08/25/2024(2)(3)(4)	5,478,251	66,343
Series K068, Class X1 0.43% due 08/25/2027(2)(3)(4)	1,314,607	34,850
Series K727, Class XAM 0.50% due 07/25/2024(2)(3)(4)	2,786,000	48,830
Series K067, Class X1 0.58% due 07/25/2027(2)(3)(4)	2,358,221	81,657
Series K727, Class X1 0.60% due 07/25/2024(2)(3)(4)	993,174	16,085
Series K066, Class XAM 0.64% due 06/25/2027(2)(3)(4)	2,696,000	110,157
Series K066, Class X1 0.75% due 06/25/2027(2)(3)(4)	906,827	38,919
Series K726, Class X1 0.88% due 04/25/2024(2)(3)(4)	1,057,705	23,814
Series K122, Class XAM 1.08% due 11/25/2030(2)(3)(4)	283,086	27,483
Series K097, Class X1 1.09% due 07/25/2029(2)(3)(4)	164,413	13,727
Series K098, Class X1 1.14% due 08/25/2029(2)(3)(4)	1,036,749	90,638
Series K118, Class XAM 1.17% due 09/25/2030(2)(3)(4)	160,069	16,509
Series K114, Class XAM 1.34% due 06/25/2030(2)(3)(4)	272,251	31,402
Series -K116, Class XAM 1.60% due 08/25/2030(2)(3)(4)	246,234	34,316
Series K112, Class XAM 1.66% due 05/25/2030(2)(3)(4)	267,239	37,852
Series K111, Class XAM 1.80% due 05/25/2030(2)(3)(4)	678,770	103,126
Series K109, Class XAM 1.80% due 04/25/2030(2)(3)(4)	200,000	30,152
Series K110, Class XAM 1.87% due 04/25/2030(2)(3)(4)	547,569	85,532
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	35,000	37,150
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	169,349
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	168,816
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	535,939
Series K029, Class A2 3.32% due 02/25/2023(2)(3)	143,000	150,980
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	339,000	363,512
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	207,685
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(4)(5)	114,254	8,812
Series 4474, Class HJ 3.00% due 07/15/2039(5)	39,516	42,717

356

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 4058, Class ME 3.50% due 06/15/2042(5)	$39,000	$43,431
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	18,345	1,744
Series 3629, Class CZ 5.00% due 01/15/2040(5)	53,320	61,195
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	18,664	3,514
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(5)	140,353	149,288
Series 2019-4, Class MV 3.00% due 02/25/2059(5)	67,329	71,802
Series 2019-2, Class MA 3.50% due 08/25/2058(5)	7,839	8,520
Series 2019-2, Class MV 3.50% due 08/25/2058(5)	46,847	51,722
Series 2019-3, Class MA 3.50% due 10/25/2058(5)	97,741	106,103
Series 2019-3, Class MV 3.50% due 10/25/2058(5)	66,233	73,101

		15,158,611

Federal National Mtg. Assoc. — 3.4%
2.00% due 01/01/2051	44,602	46,247
2.00% due 02/01/2051	70,906	73,673
2.28% due 11/01/2026	92,363	99,112
2.41% due 05/01/2023	93,779	97,015
2.50% due 11/01/2031	19,715	20,744
2.50% due 07/01/2040	54,512	58,954
2.50% due 02/01/2050	278,060	292,858
2.50% due 06/01/2050	33,879	36,518
2.50% due 07/01/2050	325,729	349,205
2.50% due 12/01/2050	396,327	417,239
2.55% due 05/01/2023	85,759	88,933
2.59% due 05/01/2023	88,231	91,564
2.70% due 07/01/2025	75,000	81,046
3.00% due 11/01/2028	60,968	65,462
3.00% due 12/01/2031	491,214	532,790
3.00% due 09/01/2032	360,506	380,860
3.00% due 03/01/2033	60,327	63,741
3.00% due 08/01/2033	18,983	20,027
3.00% due 07/01/2037	73,900	77,894
3.00% due 11/01/2037	136,292	143,661
3.00% due 09/01/2046	90,784	98,606
3.00% due 10/01/2046	336,499	364,956
3.00% due 11/01/2046	455,095	493,942
3.00% due 06/01/2050	75,254	82,289
3.00% due 07/01/2050	350,658	368,965
3.00% due 08/01/2050	664,933	699,868
3.00% due 09/01/2050	307,870	324,558
3.50% due 04/01/2038	136,797	146,042
3.50% due 11/01/2041	21,378	23,501
3.50% due 01/01/2042	270,317	297,954
3.50% due 01/01/2043	94,813	103,685
3.50% due 04/01/2043	327,640	358,211
3.50% due 05/01/2043	277,408	299,929
3.50% due 07/01/2043	410,576	444,972
3.50% due 08/01/2043	144,519	157,953
3.50% due 09/01/2043	576,550	629,401
3.50% due 02/01/2045	443,381	486,882
3.50% due 09/01/2045	383,697	414,482
3.50% due 10/01/2045	319,802	349,406

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 01/01/2046	$111,221	$122,248
3.50% due 05/01/2046	117,221	128,038
3.50% due 07/01/2046	438,803	478,650
4.00% due 09/01/2040	293,737	321,686
4.00% due 11/01/2040	89,724	98,700
4.00% due 12/01/2040	206,592	226,223
4.00% due 02/01/2041	102,577	112,382
4.00% due 06/01/2041	225,356	247,244
4.00% due 11/01/2041	81,084	88,896
4.00% due 01/01/2042	545,220	599,289
4.00% due 04/01/2042	80,786	88,978
4.00% due 10/01/2042	64,100	70,380
4.00% due 12/01/2042	73,215	80,926
4.00% due 01/01/2043	87,570	96,826
4.00% due 04/01/2043	18,124	19,931
4.00% due 05/01/2043	154,814	170,796
4.00% due 06/01/2043	97,577	106,967
4.00% due 07/01/2043	68,849	75,468
4.00% due 04/01/2044	51,332	56,462
4.00% due 05/01/2044	175,168	191,656
4.00% due 11/01/2044	70,401	77,036
4.00% due 06/01/2047	253,379	274,093
4.50% due 08/01/2033	60,126	66,647
4.50% due 03/01/2034	175,999	195,477
4.50% due 01/01/2040	46,516	52,160
4.50% due 02/01/2041	99,493	111,820
4.50% due 04/01/2041	161,700	181,951
4.50% due 01/01/2043	109,687	123,213
4.50% due 04/01/2044	643,609	720,617
4.50% due 06/01/2044	68,404	76,568
5.00% due 03/01/2026	49,036	55,968
5.00% due 11/01/2033	30,703	35,503
5.00% due 03/01/2034	23,869	27,560
5.00% due 05/01/2034	8,830	10,241
5.00% due 08/01/2034	9,552	11,067
5.00% due 09/01/2034	27,155	31,478
5.00% due 06/01/2035	36,468	42,392
5.00% due 07/01/2035	89,626	104,157
5.00% due 08/01/2035	19,802	23,024
5.00% due 09/01/2035	15,014	17,438
5.00% due 10/01/2035	69,537	80,689
5.00% due 10/01/2039	23,822	27,697
5.00% due 11/01/2039	44,033	51,092
5.00% due 11/01/2040	31,241	35,882
5.00% due 01/01/2041	3,639	4,025
5.00% due 03/01/2041	19,201	22,320
5.50% due 03/01/2021	42	42
5.50% due 05/01/2022	1,753	1,788
5.50% due 02/01/2033	13,128	14,962
5.50% due 06/01/2033	38,936	45,265
5.50% due 07/01/2033	121,038	140,768
5.50% due 11/01/2033	40,539	47,154
5.50% due 12/01/2033	6,889	7,686
5.50% due 01/01/2034	33,993	38,541
5.50% due 02/01/2034	56,244	65,064
5.50% due 03/01/2034	11,970	13,558
5.50% due 04/01/2034	19,394	21,665
5.50% due 05/01/2034	87,603	101,242
5.50% due 06/01/2034	9,020	10,337
5.50% due 07/01/2034	89,030	102,637
5.50% due 09/01/2034	106,043	119,970
5.50% due 10/01/2034	152,496	175,144
5.50% due 11/01/2034	156,447	180,822
5.50% due 12/01/2034	68,516	79,860

357

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 01/01/2035	$137,777	$161,057
5.50% due 04/01/2035	21,961	25,672
5.50% due 09/01/2035	83,590	97,717
5.50% due 06/01/2036	38,184	42,608
5.50% due 03/01/2037	15,876	18,220
6.00% due 05/01/2021	291	292
6.00% due 07/01/2021	1,033	1,037
6.00% due 04/01/2034	40,161	48,025
6.00% due 05/01/2034	30,944	34,822
6.00% due 06/01/2034	141,016	166,032
6.00% due 07/01/2034	52,464	62,130
6.00% due 08/01/2034	26,649	30,496
6.00% due 10/01/2034	64,055	76,300
6.00% due 11/01/2034	12,956	14,845
6.00% due 12/01/2034	3,778	4,257
6.00% due 08/01/2035	5,640	6,352
6.00% due 09/01/2035	24,333	28,721
6.00% due 10/01/2035	22,891	26,676
6.00% due 11/01/2035	4,829	5,442
6.00% due 12/01/2035	52,013	60,896
6.00% due 02/01/2036	49,682	56,192
6.00% due 03/01/2036	5,672	6,544
6.00% due 04/01/2036	14,261	16,907
6.00% due 06/01/2036	3,969	4,779
6.00% due 12/01/2036	10,565	12,371
6.00% due 07/01/2037	18,812	22,208
6.50% due 06/01/2031	14,545	16,655
6.50% due 09/01/2031	12,998	14,879
6.50% due 07/01/2032	39,170	45,860
6.50% due 08/01/2032	24,128	27,467
6.50% due 01/01/2033	19,131	22,144
6.50% due 04/01/2034	5,632	6,774
6.50% due 06/01/2034	6,109	7,113
6.50% due 05/01/2036	18,753	22,156
6.50% due 01/01/2037	6,870	7,721
6.50% due 02/01/2037	37,040	43,415
6.50% due 05/01/2037	17,138	19,907
6.50% due 07/01/2037	19,380	22,581
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(5)	25,605	25,932
Series 2015-61, Class PA 2.00% due 05/25/2044(5)	50,807	51,979
Series 2016-19, Class AD 2.00% due 04/25/2046(5)	59,308	61,480
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	74,556	8,302
Series 2010-43, Class AH 3.25% due 05/25/2040(5)	34,627	37,603
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	105,308	107,993
Series 2010-113, Class GB 4.00% due 10/25/2040(5)	41,128	45,798
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	82,752	15,589
Series 2005-18, Class EC 5.00% due 03/25/2025(5)	14,244	15,052
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.58% due 12/25/2026(2)(3)	316,000	344,335

		18,192,844

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 2.6%
2.00% due February 30 TBA	$1,200,000	$1,245,094
2.50% due 11/20/2050	521,931	549,347
2.50% due 12/20/2050	947,251	997,031
2.50% due 02/20/2051(7)	525,000	553,209
2.50% due 02/20/2051	1,300,000	1,367,132
3.00% due 04/20/2045	113,682	121,534
3.00% due 04/20/2046	55,155	58,669
3.00% due 08/20/2046	58,310	62,271
3.00% due 09/20/2046	142,675	152,374
3.00% due 11/20/2047	691,109	734,517
3.00% due 01/20/2048	1,071,773	1,138,475
3.00% due 08/20/2050	269,368	282,813
3.00% due 09/20/2050	268,834	283,543
3.00% due February 30 TBA	350,000	366,864
3.50% due 12/15/2041	159,427	184,530
3.50% due 02/15/2042	38,388	42,441
3.50% due 06/20/2043	233,079	254,032
3.50% due 07/20/2043	299,981	326,990
3.50% due 11/20/2047	229,657	245,599
3.50% due 03/20/2048	738,478	788,346
3.50% due February 30 TBA	1,075,000	1,138,828
4.00% due 01/20/2041	266,711	295,111
4.00% due 02/20/2041	66,013	73,206
4.00% due 04/20/2041	51,937	57,601
4.00% due 02/20/2042	71,870	79,787
4.00% due February 30 TBA	675,000	721,709
4.50% due 07/20/2033	3,843	4,312
4.50% due 09/20/2033	33,465	37,552
4.50% due 12/20/2034	11,207	12,561
4.50% due 11/15/2039	62,597	70,116
4.50% due 03/15/2040	99,367	114,414
4.50% due 04/15/2040	95,592	107,354
4.50% due 06/15/2040	32,871	37,107
4.50% due 01/20/2041	66,192	75,270
4.50% due 07/20/2049	229,930	250,556
5.00% due 07/20/2033	7,489	8,497
5.00% due 06/15/2034	35,678	41,135
5.00% due 10/15/2034	15,631	18,024
5.50% due 11/15/2032	36,691	40,715
5.50% due 05/15/2033	136,238	155,533
5.50% due 12/15/2033	39,842	46,076
5.50% due 10/15/2035	989	1,113
6.00% due 09/15/2032	46,263	55,598
6.00% due 04/15/2033	54,413	65,003
6.00% due 02/15/2034	81,698	95,592
6.00% due 07/15/2034	23,101	27,823
6.00% due 09/15/2034	12,591	14,161
6.00% due 01/20/2035	11,028	13,023
6.00% due 02/20/2035	14,737	17,419
6.00% due 04/20/2035	9,448	11,144
6.00% due 01/15/2038	45,969	54,415
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(5)	47,214	52,393
Series 2012-12, Class KN 4.50% due 09/20/2041(5)	31,947	35,110
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.62% due 02/16/2059(2)(3)(4)	814,239	36,887

		13,619,956

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	3,273	3,395

358

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Small Business Administration (continued)
Series 2004-20D, Class 1 4.77% due 04/01/2024	$14,187	$14,785
Series 2005-20C, Class 1 4.95% due 03/01/2025	44,907	47,026
Series 2004-20I, Class 1 4.99% due 09/01/2024	24,551	25,665
Series 2004-20E, Class 1 5.18% due 05/01/2024	18,252	19,213
Series 2004-20F, Class 1 5.52% due 06/01/2024	24,228	25,609

		135,693

Uniform Mtg. Backed Securities — 3.1%
1.50% due February 15 TBA	375,000	384,302
1.50% due February 30 TBA	325,000	326,143
1.50% due March 30 TBA	300,000	300,703
2.00% due February 15 TBA	525,000	548,276
2.00% due February 30 TBA	1,575,000	1,624,834
2.00% due March 15 TBA	775,000	808,176
2.00% due March 30 TBA	3,075,000	3,166,769
2.50% due February 15 TBA	850,000	892,699
2.50% due February 30 TBA	1,135,000	1,195,386
2.50% due March 15 TBA	825,000	865,929
2.50% due March 30 TBA	1,100,000	1,156,547
2.50% due April 30 TBA	725,000	760,967
3.00% due February 15 TBA	325,000	343,345
3.00% due February 30 TBA	175,000	184,020
3.00% due March 30 TBA	2,075,000	2,182,762
3.50% due February 30 TBA	225,000	239,203
3.50% due March 30 TBA	825,000	877,561
4.00% due February 30 TBA	125,000	134,041
4.00% due March 30 TBA	100,000	107,330

		16,098,993

Total U.S. Government Agencies (cost $60,771,808)		63,206,097

U.S. GOVERNMENT TREASURIES — 9.2%
United States Treasury Bonds — 2.6%
2.38% due 11/15/2049	4,680,000	5,253,483
2.50% due 02/15/2045	4,616,000	5,279,009
2.88% due 05/15/2043	895,000	1,088,823
3.00% due 02/15/2048	798,500	1,003,490
4.50% due 08/15/2039	731,400	1,083,986

		13,708,791

United States Treasury Notes — 6.6%
0.13% due 12/31/2022	5,000,000	5,000,391
0.38% due 11/30/2025	6,500,000	6,485,781
1.38% due 01/31/2022	5,400,000	5,468,555
1.38% due 01/31/2025	14,000,000	14,590,078
1.75% due 11/30/2021	2,718,000	2,754,948

		34,299,753

Total U.S. Government Treasuries (cost $46,534,537)		48,008,544

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	304,162

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	$550,000	$721,721
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,128,769

Total Municipal Bonds & Notes (cost $1,678,260)		2,154,652

TOTAL INVESTMENTS (cost $419,573,579)(6)	99.3%	521,588,754
Other assets less liabilities	0.7	3,935,281

NET ASSETS	100.0%	$525,524,035

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $28,444,111 representing 5.4% of net assets.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	See Note 3 for cost of investments on a tax basis.
(7)	Securities classified as Level 3 (see Note 2).

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

359

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$295,689,259	$13,481,713	**	$—	$309,170,972
Convertible Preferred Securities	5,880,218	—		—	5,880,218
Preferred Securities/Capital Securities	—	551,438		—	551,438
Asset Backed Securities	—	22,467,497		—	22,467,497
U.S. Corporate Bonds & Notes	—	59,013,248		—	59,013,248
Foreign Corporate Bonds & Notes	—	11,136,088		—	11,136,088
U.S. Government Agencies:
Government National Mtg. Assoc.	—	13,066,747		553,209	13,619,956
Other Industries	—	49,586,141		—	49,586,141
U.S. Government Treasuries	—	48,008,544		—	48,008,544
Municipal Bonds & Notes	—	2,154,652		—	2,154,652

Total Investments at Value	$301,569,477	$219,466,068		$553,209	$521,588,754

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

360

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.7%
Repurchase Agreements	6.3
Banks-Commercial	5.8
Exchange-Traded Funds	3.3
Medical Products	2.1
Electronic Components-Semiconductors	1.8
Medical-Biomedical/Gene	1.7
Insurance-Property/Casualty	1.6
Building & Construction Products-Misc.	1.5
Energy-Alternate Sources	1.5
Enterprise Software/Service	1.4
Auto/Truck Parts & Equipment-Original	1.3
Electric-Integrated	1.2
Chemicals-Specialty	1.1
Investment Management/Advisor Services	1.1
Gas-Distribution	1.1
Distribution/Wholesale	1.1
Applications Software	1.1
Medical-Outpatient/Home Medical	1.1
Medical Instruments	1.0
Apparel Manufacturers	1.0
Transport-Truck	1.0
Medical Labs & Testing Services	1.0
Racetracks	1.0
Retail-Restaurants	1.0
Machinery-General Industrial	0.9
Electronic Components-Misc.	0.9
Steel-Producers	0.9
Computer Services	0.9
Food-Misc./Diversified	0.9
Insurance-Reinsurance	0.9
Human Resources	0.8
Semiconductor Equipment	0.8
Industrial Automated/Robotic	0.8
Retail-Home Furnishings	0.8
Machinery-Farming	0.7
Casino Services	0.7
Medical-Drugs	0.7
Diversified Manufacturing Operations	0.7
Data Processing/Management	0.7
Machinery-Pumps	0.7
Power Converter/Supply Equipment	0.7
Building-Residential/Commercial	0.7
Commercial Services-Finance	0.7
U.S. Government Treasuries	0.6
Containers-Paper/Plastic	0.6
Diagnostic Equipment	0.6
Lighting Products & Systems	0.6
Electronic Parts Distribution	0.6
Finance-Investment Banker/Broker	0.6
Commercial Services	0.6
Engineering/R&D Services	0.6
Lasers-System/Components	0.6
Recreational Vehicles	0.6
Medical-HMO	0.6
Retail-Automobile	0.5
Insurance-Multi-line	0.5
Hotels/Motels	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Life/Health	0.5
Multimedia	0.5

Building & Construction-Misc.	0.5%
Retail-Discount	0.5
Finance-Consumer Loans	0.5
Cable/Satellite TV	0.5
Coatings/Paint	0.5
Publishing-Newspapers	0.5
Schools	0.5
Firearms & Ammunition	0.5
Savings & Loans/Thrifts	0.5
Water	0.5
Insurance Brokers	0.4
Pastoral & Agricultural	0.4
Machine Tools & Related Products	0.4
E-Commerce/Services	0.4
Hazardous Waste Disposal	0.4
Building Products-Cement	0.4
Retail-Misc./Diversified	0.4
Diagnostic Kits	0.4
Building Products-Air & Heating	0.4
Medical-Hospitals	0.4
Garden Products	0.4
Machinery-Construction & Mining	0.4
Funeral Services & Related Items	0.4
Brewery	0.4
Telecom Equipment-Fiber Optics	0.4
Physical Therapy/Rehabilitation Centers	0.4
Retail-Apparel/Shoe	0.3
Resorts/Theme Parks	0.3
Filtration/Separation Products	0.3
Real Estate Management/Services	0.3
Computer Software	0.3
Home Furnishings	0.3
Computers-Other	0.3
Gold Mining	0.3
Retail-Regional Department Stores	0.3
Retail-Convenience Store	0.3
Building-Heavy Construction	0.3
Building-Mobile Home/Manufactured Housing	0.3
Environmental Consulting & Engineering	0.3
Instruments-Controls	0.3
Computers-Integrated Systems	0.3
Health Care Cost Containment	0.3
Finance-Other Services	0.3
Food-Retail	0.3
Toys	0.3
Consumer Products-Misc.	0.3
Motorcycle/Motor Scooter	0.3
Batteries/Battery Systems	0.3
Containers-Metal/Glass	0.3
Electric Products-Misc.	0.3
Tools-Hand Held	0.2
Electronic Measurement Instruments	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Petroleum Products	0.2
Metal Processors & Fabrication	0.2
Machinery-Electrical	0.2
Pipelines	0.2
Athletic Equipment	0.2
Wireless Equipment	0.2
Footwear & Related Apparel	0.2
Computer Data Security	0.2

361

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Food-Baking	0.2%
Airlines	0.2
Retail-Sporting Goods	0.2
Steel Pipe & Tube	0.2
Disposable Medical Products	0.2
Electronics-Military	0.2
Financial Guarantee Insurance	0.2
Consulting Services	0.2
Retail-Major Department Stores	0.2
Aerospace/Defense-Equipment	0.2
Poultry	0.2
Casino Hotels	0.2
Cosmetics & Toiletries	0.2
Retail-Catalog Shopping	0.2
Chemicals-Diversified	0.1
Transport-Services	0.1
Security Services	0.1
Transport-Equipment & Leasing	0.1
Finance-Credit Card	0.1
Finance-Leasing Companies	0.1
Transport-Marine	0.1
Multilevel Direct Selling	0.1
Oil-Field Services	0.1
Dental Supplies & Equipment	0.1
Television	0.1
Rubber-Tires	0.1
Retail-Pawn Shops	0.1
Food-Catering	0.1
Internet Content-Information/News	0.1
Theaters	0.1
Rental Auto/Equipment	0.1
Wire & Cable Products	0.1
Quarrying	0.1
Metal Products-Distribution	0.1
Telephone-Integrated	0.1
Oil Companies-Integrated	0.1
Paper & Related Products	0.1
Office Furnishings-Original	0.1

100.3%

*	Calculated as a percentage of net assets

362

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.1%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.	13,731	$599,495

Airlines — 0.2%
JetBlue Airways Corp.†	51,687	741,192

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	24,761	1,031,543
Carter’s, Inc.	7,174	631,599
Columbia Sportswear Co.	5,006	437,825
Deckers Outdoor Corp.†	4,616	1,347,780
Urban Outfitters, Inc.†	11,251	308,615

		3,757,362

Applications Software — 1.1%
CDK Global, Inc.	20,002	998,100
Concentrix Corp.†	6,771	723,955
PTC, Inc.†	17,258	2,293,761

		4,015,816

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	12,309	810,178

Auto/Truck Parts & Equipment-Original — 1.3%
Adient PLC†	15,433	498,332
Dana, Inc.	23,750	459,800
Fox Factory Holding Corp.†	6,857	820,371
Gentex Corp.	40,279	1,331,221
Lear Corp.	8,980	1,353,825
Visteon Corp.†	4,575	583,221

		5,046,770

Banks-Commercial — 5.8%
Associated Banc-Corp	25,245	452,895
BancorpSouth Bank	15,849	438,225
Bank of Hawaii Corp.	6,585	514,881
Bank OZK	19,869	738,332
Cathay General Bancorp	12,308	416,257
CIT Group, Inc.	16,194	597,559
Commerce Bancshares, Inc.	17,326	1,158,243
Cullen/Frost Bankers, Inc.	9,195	848,147
East West Bancorp, Inc.	23,268	1,394,684
First Financial Bankshares, Inc.	23,359	884,839
First Horizon Corp.	91,189	1,266,615
FNB Corp.	53,030	522,876
Fulton Financial Corp.	26,668	357,351
Glacier Bancorp, Inc.	15,683	731,612
Hancock Whitney Corp.	14,203	484,890
Home BancShares, Inc.	24,976	529,491
International Bancshares Corp.	9,152	346,037
PacWest Bancorp	19,195	579,497
Pinnacle Financial Partners, Inc.	12,467	854,363
Prosperity Bancshares, Inc.	15,214	1,026,032
Signature Bank	8,805	1,454,498
Synovus Financial Corp.	24,294	903,737
TCF Financial Corp.	25,064	973,987
Texas Capital Bancshares, Inc.†	8,294	499,465
Trustmark Corp.	10,425	286,375
UMB Financial Corp.	7,105	504,242
Umpqua Holdings Corp.	36,198	525,233
United Bankshares, Inc.	21,329	675,276
Valley National Bancorp	66,384	677,781
Webster Financial Corp.	14,826	693,115
Wintrust Financial Corp.	9,473	570,180

		21,906,715

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,573	$419,680
EnerSys	6,998	575,446

		995,126

Brewery — 0.4%
Boston Beer Co., Inc., Class A†	1,502	1,377,169

Building & Construction Products-Misc. — 1.5%
Builders FirstSource, Inc.†	33,716	1,289,637
Louisiana-Pacific Corp.	17,969	683,002
Owens Corning	17,790	1,380,504
Simpson Manufacturing Co., Inc.	7,137	656,604
Trex Co., Inc.†	19,032	1,746,566

		5,756,313

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,029	797,261
TopBuild Corp.†	5,428	1,085,328

		1,882,589

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,727	1,577,731

Building Products-Cement — 0.4%
Eagle Materials, Inc.	6,873	756,236
MDU Resources Group, Inc.	32,959	866,492

		1,622,728

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	56
Dycom Industries, Inc.†	5,245	425,579
MasTec, Inc.†	9,227	711,863

		1,137,498

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	9,100	1,101,191

Building-Residential/Commercial — 0.7%
KB Home	14,477	602,822
Taylor Morrison Home Corp.†	21,358	554,881
Toll Brothers, Inc.	18,874	964,462
TRI Pointe Group, Inc.†	20,846	421,089

		2,543,254

Cable/Satellite TV — 0.5%
Cable One, Inc.	891	1,782,000

Casino Hotels — 0.2%
Boyd Gaming Corp.†	13,200	596,112

Casino Services — 0.7%
Caesars Entertainment, Inc.†	34,234	2,409,731
Scientific Games Corp.†	9,229	361,962

		2,771,693

Chemicals-Diversified — 0.1%
Olin Corp.	23,353	558,370

Chemicals-Specialty — 1.1%
Ashland Global Holdings, Inc.	8,961	716,790
Cabot Corp.	9,303	408,495
Chemours Co.	27,038	712,181
Ingevity Corp.†	6,785	445,707
Minerals Technologies, Inc.	5,587	344,327
NewMarket Corp.	1,203	471,804
Sensient Technologies Corp.	6,962	491,030

363

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Valvoline, Inc.	30,451	$722,907

		4,313,241

Coatings/Paint — 0.5%
RPM International, Inc.	21,357	1,761,312

Commercial Services — 0.6%
CoreLogic, Inc.	12,784	962,507
John Wiley & Sons, Inc., Class A	7,172	327,115
LiveRamp Holdings, Inc.†	10,900	825,239
WW International, Inc.†	7,723	205,123

		2,319,984

Commercial Services-Finance — 0.7%
H&R Block, Inc.	30,148	519,450
Sabre Corp.	52,148	562,156
WEX, Inc.†	7,254	1,368,104

		2,449,710

Computer Data Security — 0.2%
Qualys, Inc.†	5,515	763,662

Computer Services — 0.9%
CACI International, Inc., Class A†	4,145	999,857
MAXIMUS, Inc.	10,101	758,181
Perspecta, Inc.	22,489	651,057
Science Applications International Corp.	9,570	919,007

		3,328,102

Computer Software — 0.3%
J2 Global, Inc.†	7,044	722,996
Teradata Corp.†	17,965	483,259

		1,206,255

Computers-Integrated Systems — 0.3%
NCR Corp.†	21,187	706,798
NetScout Systems, Inc.†	12,093	353,539

		1,060,337

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	12,410	1,164,058

Consulting Services — 0.2%
FTI Consulting, Inc.†	5,862	644,644

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	4,167	1,017,790

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	4,346	196,265
O-I Glass, Inc.	25,833	326,529
Silgan Holdings, Inc.	12,906	470,166

		992,960

Containers-Paper/Plastic — 0.6%
AptarGroup, Inc.	10,638	1,414,535
Sonoco Products Co.	16,505	955,804

		2,370,339

Cosmetics & Toiletries — 0.2%
Coty, Inc., Class A	46,579	296,708
Edgewell Personal Care Co.	8,934	298,396

		595,104

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	7,747	486,357

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Fair Isaac Corp.†	4,783	$2,152,876

		2,639,233

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,276	452,264

Diagnostic Equipment — 0.6%
Neogen Corp.†	8,718	705,025
Repligen Corp.†	8,273	1,654,600

		2,359,625

Diagnostic Kits — 0.4%
Quidel Corp.†	6,292	1,579,103

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,207	655,767

Distribution/Wholesale — 1.1%
Avient Corp.	15,036	577,833
IAA, Inc.†	22,102	1,262,908
KAR Auction Services, Inc.	21,245	392,183
Univar Solutions, Inc.†	27,794	516,690
Watsco, Inc.	5,395	1,286,654

		4,036,268

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	8,774	1,271,616
ITT, Inc.	14,201	1,060,957
Trinity Industries, Inc.	13,886	386,169

		2,718,742

E-Commerce/Services — 0.4%
GrubHub, Inc.†	15,246	1,147,566
TripAdvisor, Inc.†	15,806	489,512

		1,637,078

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	4,006	974,940

Electric-Integrated — 1.2%
ALLETE, Inc.	8,543	536,842
Black Hills Corp.	10,314	609,764
Hawaiian Electric Industries, Inc.	17,946	593,295
IDACORP, Inc.	8,294	732,360
NorthWestern Corp.	8,314	452,863
OGE Energy Corp.	32,877	1,003,406
PNM Resources, Inc.	13,092	635,224

		4,563,754

Electronic Components-Misc. — 0.9%
Hubbell, Inc.	8,915	1,387,174
Jabil, Inc.	22,123	915,228
nVent Electric PLC	27,962	625,790
Vishay Intertechnology, Inc.	21,789	469,553

		3,397,745

Electronic Components-Semiconductors — 1.8%
Cree, Inc.†	18,136	1,833,187
Monolithic Power Systems, Inc.	6,968	2,475,661
Semtech Corp.†	10,684	758,030
Silicon Laboratories, Inc.†	7,204	944,948
Synaptics, Inc.†	5,674	562,974

		6,574,800

Electronic Measurement Instruments — 0.2%
National Instruments Corp.	21,572	893,081

364

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	12,417	$1,212,272
Avnet, Inc.	16,244	573,576
SYNNEX Corp.	6,778	553,220

		2,339,068

Electronics-Military — 0.2%
Mercury Systems, Inc.†	9,205	654,107

Energy-Alternate Sources — 1.5%
First Solar, Inc.†	13,935	1,381,655
SolarEdge Technologies, Inc.†	8,417	2,426,874
Sunrun, Inc.†	25,649	1,776,706

		5,585,235

Engineering/R&D Services — 0.6%
AECOM†	24,781	1,241,528
Fluor Corp.	20,571	355,673
KBR, Inc.	23,427	680,554

		2,277,755

Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	19,192	736,781
Blackbaud, Inc.	8,147	541,694
Ceridian HCM Holding, Inc.†	21,379	1,986,323
Manhattan Associates, Inc.†	10,442	1,182,348
SailPoint Technologies Holding, Inc.†	14,943	826,497

		5,273,643

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	8,839	1,074,557

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	20,750	1,233,380

Finance-Consumer Loans — 0.5%
LendingTree, Inc.†	1,790	582,681
Navient Corp.	30,618	344,605
SLM Corp.	61,677	856,077

		1,783,363

Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	7,844	530,647

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	6,679	728,679
Interactive Brokers Group, Inc., Class A	13,278	812,481
Jefferies Financial Group, Inc.	34,008	794,087

		2,335,247

Finance-Leasing Companies — 0.1%
PROG Holdings, Inc.	11,104	523,887

Finance-Other Services — 0.3%
SEI Investments Co.	19,723	1,042,361

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	55,650	652,218

Firearms & Ammunition — 0.5%
Axon Enterprise, Inc.†	10,446	1,714,815

Food-Baking — 0.2%
Flowers Foods, Inc.	32,346	742,664

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,233	396,594

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,845	112,605

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.9%
Hain Celestial Group, Inc.†	13,564	$564,059
Ingredion, Inc.	11,011	831,000
Lancaster Colony Corp.	3,214	561,100
Post Holdings, Inc.†	10,070	955,140
TreeHouse Foods, Inc.†	9,288	392,232

		3,303,531

Food-Retail — 0.3%
Grocery Outlet Holding Corp.†	14,083	601,203
Sprouts Farmers Market, Inc.†	19,387	439,116

		1,040,319

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	22,285	768,387

Funeral Services & Related Items — 0.4%
Service Corp. International	28,393	1,431,859

Garden Products — 0.4%
Scotts Miracle-Gro Co.	6,688	1,480,790

Gas-Distribution — 1.1%
National Fuel Gas Co.	14,952	601,968
New Jersey Resources Corp.	15,801	553,193
ONE Gas, Inc.	8,727	638,206
Southwest Gas Holdings, Inc.	9,341	560,086
Spire, Inc.	8,484	519,136
UGI Corp.	34,257	1,232,909

		4,105,498

Gold Mining — 0.3%
Royal Gold, Inc.	10,783	1,152,487

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	8,354	647,101
Stericycle, Inc.†	15,048	985,343

		1,632,444

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	12,634	1,055,571

Home Furnishings — 0.3%
Herman Miller, Inc.	9,681	331,574
Tempur Sealy International, Inc.†	31,543	832,735

		1,164,309

Hotels/Motels — 0.5%
Choice Hotels International, Inc.	4,740	477,034
Wyndham Destinations, Inc.	14,113	624,359
Wyndham Hotels & Resorts, Inc.	15,314	890,815

		1,992,208

Human Resources — 0.8%
ASGN, Inc.†	8,695	720,902
Insperity, Inc.	5,863	460,187
ManpowerGroup, Inc.	9,457	836,377
Paylocity Holding Corp.†	6,152	1,153,254

		3,170,720

Industrial Automated/Robotic — 0.8%
Cognex Corp.	28,704	2,357,459
Colfax Corp.†	16,550	614,336

		2,971,795

Instruments-Controls — 0.3%
Woodward, Inc.	9,598	1,074,496

365

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.4%
Brown & Brown, Inc.	38,753	$1,669,867

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	14,711	520,181
CNO Financial Group, Inc.	22,845	484,542
Primerica, Inc.	6,460	899,943

		1,904,666

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	11,562	1,088,447
Genworth Financial, Inc., Class A†	83,171	236,205
Kemper Corp.	10,106	710,957

		2,035,609

Insurance-Property/Casualty — 1.6%
Alleghany Corp.	2,352	1,333,231
First American Financial Corp.	18,351	959,574
Hanover Insurance Group, Inc.	6,123	688,654
Kinsale Capital Group, Inc.	3,504	657,210
Mercury General Corp.	4,368	231,548
Old Republic International Corp.	46,479	841,270
RLI Corp.	6,517	630,715
Selective Insurance Group, Inc.	9,835	639,078

		5,981,280

Insurance-Reinsurance — 0.9%
Essent Group, Ltd.	18,479	772,977
Reinsurance Group of America, Inc.	11,167	1,173,093
RenaissanceRe Holdings, Ltd.	8,351	1,256,324

		3,202,394

Internet Content-Information/News — 0.1%
Yelp, Inc.†	11,433	372,601

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.	7,456	821,576
Eaton Vance Corp.	18,770	1,260,218
Federated Hermes, Inc.	15,515	418,905
Janus Henderson Group PLC	24,450	752,082
Stifel Financial Corp.	16,929	877,261

		4,130,042

Lasers-System/Components — 0.6%
Coherent, Inc.†	4,017	806,774
II-VI, Inc.†	17,049	1,433,310

		2,240,084

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,055	728,053
Universal Display Corp.	7,046	1,626,358

		2,354,411

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	13,688	518,501
Lincoln Electric Holdings, Inc.	9,775	1,119,238

		1,637,739

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,208	1,026,541
Terex Corp.	11,391	407,342

		1,433,883

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,672	837,203

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.7%
AGCO Corp.	10,095	$1,119,535
Toro Co.	17,636	1,662,193

		2,781,728

Machinery-General Industrial — 0.9%
Crane Co.	8,118	614,370
Middleby Corp.†	9,141	1,240,617
Nordson Corp.	8,871	1,587,820

		3,442,807

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,822	708,055
Graco, Inc.	27,538	1,898,470

		2,606,525

Medical Instruments — 1.0%
Bio-Techne Corp.	6,346	2,061,879
Cantel Medical Corp.	6,180	488,035
Integra LifeSciences Holdings Corp.†	11,635	768,375
NuVasive, Inc.†	8,429	452,974

		3,771,263

Medical Labs & Testing Services — 1.0%
Charles River Laboratories International, Inc.†	8,176	2,117,993
Medpace Holdings, Inc.†	4,527	601,140
Syneos Health, Inc.†	12,478	927,739

		3,646,872

Medical Products — 2.1%
Avanos Medical, Inc.†	7,862	356,149
Globus Medical, Inc., Class A†	12,532	773,099
Haemonetics Corp.†	8,346	953,864
Hill-Rom Holdings, Inc.	10,982	1,054,711
LivaNova PLC†	7,988	502,445
Masimo Corp.†	8,325	2,130,534
Penumbra, Inc.†	5,551	1,449,311
STAAR Surgical Co.†	7,579	777,454

		7,997,567

Medical-Biomedical/Gene — 1.7%
Arrowhead Pharmaceuticals, Inc.†	16,890	1,303,401
Emergent BioSolutions, Inc.†	7,405	791,224
Exelixis, Inc.†	50,994	1,132,577
Halozyme Therapeutics, Inc.†	20,886	993,965
Ligand Pharmaceuticals, Inc.†	2,643	489,880
Nektar Therapeutics†	29,487	580,894
United Therapeutics Corp.†	7,305	1,196,705

		6,488,646

Medical-Drugs — 0.7%
Jazz Pharmaceuticals PLC†	9,158	1,424,069
PRA Health Sciences, Inc.†	10,544	1,299,443

		2,723,512

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	9,747	2,082,057

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	14,627	741,296
Tenet Healthcare Corp.†	17,343	819,804

		1,561,100

Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	5,393	1,549,463

366

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical (continued)
Chemed Corp.	2,622	$1,357,934
LHC Group, Inc.†	5,193	1,034,549

		3,941,946

Metal Processors & Fabrication — 0.2%
Timken Co.	11,147	843,382

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,899	308,754

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	25,194	1,010,027

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,388	485,414

Multimedia — 0.5%
FactSet Research Systems, Inc.	6,245	1,888,113

Office Furnishings-Original — 0.1%
HNI Corp.	7,021	226,497

Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co.	16,759	706,895
CNX Resources Corp.†	36,905	467,586
EQT Corp.	45,299	738,827

		1,913,308

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	23,732	293,565

Oil-Field Services — 0.1%
ChampionX Corp.†	30,547	467,064

Paper & Related Products — 0.1%
Domtar Corp.	9,072	271,888

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	26,639	1,651,884

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	16,343	1,313,977

Pipelines — 0.2%
Antero Midstream Corp.	47,006	380,749
Equitrans Midstream Corp.	66,819	444,346

		825,095

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,006	155,156
Sanderson Farms, Inc.	3,253	443,026

		598,182

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	10,329	2,545,272

Publishing-Newspapers — 0.5%
New York Times Co., Class A	23,800	1,180,242
TEGNA, Inc.	36,036	577,657

		1,757,899

Quarrying — 0.1%
Compass Minerals International, Inc.	5,581	325,149

Racetracks — 1.0%
Churchill Downs, Inc.	5,837	1,094,146
Penn National Gaming, Inc.†	24,254	2,515,625

		3,609,771

Real Estate Investment Trusts — 7.7%
American Campus Communities, Inc.	22,622	931,121

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Apartment Income REIT Corp.†	24,468	$948,624
Brixmor Property Group, Inc.	48,732	825,033
Camden Property Trust	16,009	1,635,319
CoreSite Realty Corp.	7,029	944,979
Corporate Office Properties Trust	18,438	484,366
Cousins Properties, Inc.	24,419	770,175
CyrusOne, Inc.	19,794	1,443,972
Douglas Emmett, Inc.	27,096	750,830
EastGroup Properties, Inc.	6,502	878,680
EPR Properties	12,264	486,145
First Industrial Realty Trust, Inc.	21,212	862,056
Healthcare Realty Trust, Inc.	22,363	671,114
Highwoods Properties, Inc.	17,079	640,292
Hudson Pacific Properties, Inc.	25,008	586,188
JBG SMITH Properties	18,289	546,110
Kilroy Realty Corp.	17,239	976,245
Lamar Advertising Co., Class A	14,206	1,147,561
Life Storage, Inc.	11,982	977,492
Macerich Co.	18,426	289,288
Medical Properties Trust, Inc.	93,360	1,970,830
National Retail Properties, Inc.	28,555	1,113,645
Omega Healthcare Investors, Inc.	37,312	1,351,441
Park Hotels & Resorts, Inc.	38,727	645,966
Pebblebrook Hotel Trust	21,518	395,501
Physicians Realty Trust	34,226	603,404
PotlatchDeltic Corp.	10,992	524,978
PS Business Parks, Inc.	3,298	448,924
Rayonier, Inc.	22,439	689,999
Rexford Industrial Realty, Inc.	21,454	1,049,959
Sabra Health Care REIT, Inc.	34,012	571,061
Service Properties Trust	27,092	287,446
Spirit Realty Capital, Inc.	18,779	724,118
STORE Capital Corp.	38,846	1,205,003
Urban Edge Properties	18,031	248,647
Weingarten Realty Investors	19,799	445,675

		29,072,187

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.†	8,433	1,232,989

Recreational Vehicles — 0.6%
Brunswick Corp.	12,877	1,113,346
Polaris, Inc.	9,533	1,112,215

		2,225,561

Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	8,476	350,398

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	6,749	828,507
Six Flags Entertainment Corp.	12,431	425,140

		1,253,647

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	24,584	557,811
Foot Locker, Inc.	17,158	751,864

		1,309,675

Retail-Automobile — 0.5%
AutoNation, Inc.†	9,676	689,705
Lithia Motors, Inc., Class A	4,294	1,368,412

		2,058,117

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,522	583,482

367

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,071	$1,138,191

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	22,564	949,267
Ollie’s Bargain Outlet Holdings, Inc.†	9,349	885,631

		1,834,898

Retail-Home Furnishings — 0.8%
RH†	2,566	1,219,774
Williams-Sonoma, Inc.	12,589	1,622,974

		2,842,748

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	17,883	633,952

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,183	1,613,729

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	6,812	401,091

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,367	543,997
World Fuel Services Corp.	10,438	319,299

		863,296

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	25,913	1,141,727

Retail-Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	3,899	527,574
Jack in the Box, Inc.	3,735	351,613
Papa John’s International, Inc.	5,416	553,948
Texas Roadhouse, Inc.	10,735	818,114
Wendy’s Co.	29,465	601,086
Wingstop, Inc.	4,879	732,094

		3,584,429

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	10,804	723,976

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	38,319	404,265

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	76,250	797,575
Sterling Bancorp	31,946	589,723
Washington Federal, Inc.	12,462	326,255

		1,713,553

Schools — 0.5%
Adtalem Global Education, Inc.†	8,562	330,408
Graham Holdings Co., Class B	664	377,225
Grand Canyon Education, Inc.†	7,702	654,208
Strategic Education, Inc.	4,011	354,452

		1,716,293

Security Services — 0.1%
Brink’s Co.	8,125	553,556

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	9,528	892,678

Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	12,135	919,348
CMC Materials, Inc.	4,780	704,142
MKS Instruments, Inc.	9,063	1,432,588

		3,056,078

Security Description	Shares	Value (Note 2)
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,493	$673,870

Steel-Producers — 0.9%
Commercial Metals Co.	19,735	388,582
Reliance Steel & Aluminum Co.	10,479	1,216,402
Steel Dynamics, Inc.	32,848	1,125,701
United States Steel Corp.	36,227	643,392

		3,374,077

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	25,365	1,354,237

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	16,364	306,825

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	7,675	432,333

Theaters — 0.1%
Cinemark Holdings, Inc.	17,673	357,702

Tools-Hand Held — 0.2%
MSA Safety, Inc.	5,954	929,538

Toys — 0.3%
Mattel, Inc.†	57,206	1,036,573

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,753	533,878

Transport-Marine — 0.1%
Kirby Corp.†	9,868	500,900

Transport-Services — 0.1%
Ryder System, Inc.	8,858	554,422

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	20,657	826,280
Landstar System, Inc.	6,309	879,474
Werner Enterprises, Inc.	9,540	374,350
XPO Logistics, Inc.†	15,026	1,659,021

		3,739,125

Water — 0.5%
Essential Utilities, Inc.	36,686	1,698,562

Wire & Cable Products — 0.1%
Belden, Inc.	7,332	346,364

Wireless Equipment — 0.2%
InterDigital, Inc.	5,064	325,160
ViaSat, Inc.†	10,545	459,129

		784,289

Total Common Stocks (cost $281,404,175)		338,668,014

EXCHANGE-TRADED FUNDS — 3.3%
SPDR S&P MidCap 400 ETF Trust (cost $11,215,775)	29,100	12,395,436

Total Long-Term Investment Securities (cost $292,619,950)		351,063,450

368

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.08% due 02/25/2021(1)	$200,000	$199,993
0.14% due 04/22/2021(1)	500,000	499,933
0.15% due 06/17/2021(1)	920,000	919,740
0.17% due 05/20/2021(1)	765,000	764,825

Total Short-Term Investment Securities (cost $2,383,906)		2,384,491

REPURCHASE AGREEMENTS — 6.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $23,468,000 and collateralized by $23,969,300 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $23,937,434 (cost $23,468,000)	23,468,000	23,468,000

TOTAL INVESTMENTS (cost $318,471,856)(2)	100.3%	376,915,941
Liabilities in excess of other assets	(0.3)	(1,064,245)

NET ASSETS	100.0%	$375,851,696

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

107	Long	S&P 400 E-Mini Index	March 2021	$24,794,178	$24,991,990	$197,812

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$338,668,014	$—	$—	$338,668,014
Exchanged-Traded Funds	12,395,436	—	—	12,395,436
Short-Term Investment Securities	—	2,384,491	—	2,384,491
Repurchase Agreements	—	23,468,000	—	23,468,000

Total Investments at Value	$351,063,450	$25,852,491	$—	$376,915,941

Other Financial Instruments:†
Futures Contracts	$197,812	$—	$—	$197,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

369

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	12.5%
Insurance-Life/Health	8.6
Soap & Cleaning Preparation	7.2
Enterprise Software/Service	5.9
Cosmetics & Toiletries	5.3
Tobacco	4.2
Brewery	3.8
Industrial Automated/Robotic	3.3
Internet Content-Information/News	3.0
Commercial Services	2.9
Dialysis Centers	2.7
Transport-Services	2.6
Electronic Components-Semiconductors	2.6
Gold Mining	2.4
Semiconductor Components-Integrated Circuits	2.4
Retail-Apparel/Shoe	2.2
Aerospace/Defense-Equipment	2.0
Textile-Apparel	2.0
Beverages-Wine/Spirits	2.0
Food-Misc./Diversified	1.9
Machinery-General Industrial	1.8
Electronics-Military	1.5
Diversified Banking Institutions	1.5
Oil Refining & Marketing	1.4
Banks-Commercial	1.4
Electronic Components-Misc.	1.3
Diversified Minerals	1.3
Non-Ferrous Metals	1.1
Fisheries	1.0
Metal-Diversified	0.9
Machinery-Construction & Mining	0.8
Auto/Truck Parts & Equipment-Original	0.8
Investment Management/Advisor Services	0.7
Casino Services	0.6
Athletic Footwear	0.6
Medical Instruments	0.5
Finance-Other Services	0.4
Commercial Services-Finance	0.4

97.5%

Country Allocation*

United Kingdom	21.8%
Germany	15.6
France	13.0
Japan	10.1
Canada	6.2
Switzerland	5.3
Cayman Islands	3.8
South Korea	3.3
Hong Kong	2.7
Sweden	2.6
Taiwan	2.4
Netherlands	2.2
Italy	2.2
Finland	1.4
Singapore	1.4
Jersey	1.1
Norway	1.0
Spain	0.8
Australia	0.6

97.5%

*	Calculated as a percentage of net assets

370

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Australia — 0.6%
Aristocrat Leisure, Ltd.	117,872	$2,780,244

Canada — 6.2%
Barrick Gold Corp.	519,668	11,606,427
Cameco Corp.	404,185	5,028,804
Constellation Software, Inc.	10,478	12,764,355
Topicus.com, Inc.†(2)(3)	19,814	152,218

		29,551,804

Cayman Islands — 3.8%
Minth Group, Ltd.	856,000	3,906,509
Tencent Holdings, Ltd.	165,200	14,462,116

		18,368,625

Finland — 1.4%
Neste Oyj	97,510	6,889,556

France — 13.0%
AXA SA	432,498	9,563,634
L’Oreal SA	9,215	3,230,081
LVMH Moet Hennessy Louis Vuitton SE	15,665	9,458,420
Pernod Ricard SA	50,040	9,444,253
Safran SA†	78,412	9,888,631
Sanofi	141,533	13,297,534
Thales SA	80,771	7,258,901

		62,141,454

Germany — 15.6%
adidas AG†	8,687	2,761,228
Bayer AG	133,716	8,101,352
Deutsche Boerse AG	12,039	1,940,565
Deutsche Post AG	252,004	12,470,577
Fresenius SE & Co. KGaA	289,573	12,923,792
Henkel AG & Co. KGaA (Preference Shares)	167,947	17,443,683
Infineon Technologies AG	89,569	3,602,261
SAP SE	122,207	15,556,786

		74,800,244

Hong Kong — 2.7%
AIA Group, Ltd.	1,073,000	13,146,841

Italy — 2.2%
Moncler SpA†	183,246	10,351,703

Japan — 10.1%
FANUC Corp.	33,100	8,692,285
Hoya Corp.	49,100	6,279,088
Keyence Corp.	13,700	7,369,794
Kirin Holdings Co., Ltd.	350,000	7,528,436
Lion Corp.	345,100	7,877,931
Shiseido Co., Ltd.	49,700	3,261,443
Sumitomo Mitsui Financial Group, Inc.	228,600	7,115,533

		48,124,510

Jersey — 1.1%
Experian PLC	54,755	1,915,117
Man Group PLC	1,613,486	3,228,968

		5,144,085

Netherlands — 2.2%
Heineken NV	99,454	10,359,947

Norway — 1.0%
Mowi ASA	222,299	4,914,955

Security Description	Shares	Value (Note 2)
Singapore — 1.4%
United Overseas Bank, Ltd.	379,100	$6,697,493

South Korea — 3.3%
LG Household & Health Care, Ltd.	5,110	7,102,219
Samsung Electronics Co., Ltd.	118,066	8,616,682

		15,718,901

Spain — 0.8%
Grifols SA	122,200	3,603,450

Sweden — 2.6%
Epiroc AB, Class A	207,183	3,976,720
Hexagon AB, Class B	96,547	8,447,764

		12,424,484

Switzerland — 5.3%
Alcon, Inc.†	30,983	2,222,291
Novartis AG	144,907	13,107,584
Roche Holding AG	29,476	10,159,860

		25,489,735

Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	94,030	11,426,526

United Kingdom — 21.8%
Anglo American PLC	131,087	4,310,685
Associated British Foods PLC†	311,947	9,039,537
BHP Group PLC	220,445	6,056,762
British American Tobacco PLC	330,868	12,042,191
GlaxoSmithKline PLC	606,746	11,271,579
Imperial Brands PLC	398,889	8,027,759
Legal & General Group PLC	1,654,678	5,522,775
M&G PLC	1,011,102	2,434,636
Prudential PLC	683,616	10,959,257
Reckitt Benckiser Group PLC	205,660	17,465,633
RELX PLC (Euronext Amsterdam)	304,419	7,590,902
RELX PLC (LSE)	256,455	6,361,395
Unilever PLC	55,265	3,212,500

		104,295,611

TOTAL INVESTMENTS (cost $392,693,979)(1)	97.5%	466,230,168
Other assets less liabilities	2.5	11,961,153

NET ASSETS	100.0%	$478,191,321

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Securities classified as Level 3 (see Note 2).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

371

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Topicus.com, Inc.	12/23/2020	19,814	$—	$152,218	$7.68	0.03%

ADR — American Depositary Receipt

Euronext Amerstdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$29,399,586	$—		$152,218	$29,551,804
Other countries	14,639,026	422,039,338	**	—	436,678,364

Total Investments at Value	$44,038,612	$422,039,338		$152,218	$466,230,168

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

372

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	6.2%
Diversified Banking Institutions	5.5
Medical-Drugs	4.1
Chemicals-Diversified	4.0
Auto-Cars/Light Trucks	3.9
Steel-Producers	3.8
Auto/Truck Parts & Equipment-Original	3.2
Metal-Diversified	3.1
Airlines	3.0
Telephone-Integrated	3.0
Electric-Integrated	3.0
Machinery-Electrical	2.7
Audio/Video Products	2.6
Oil Companies-Integrated	2.5
Food-Retail	2.5
Insurance-Life/Health	2.0
Electric-Generation	1.6
Insurance-Multi-line	1.6
Food-Misc./Diversified	1.4
Transport-Services	1.3
Computer Services	1.3
Energy-Alternate Sources	1.3
Cellular Telecom	1.1
Lighting Products & Systems	1.0
Medical-Generic Drugs	1.0
Gas-Distribution	1.0
Electronic Components-Misc.	0.9
Distribution/Wholesale	0.9
Office Automation & Equipment	0.8
Diversified Manufacturing Operations	0.8
Insurance-Reinsurance	0.8
Tobacco	0.8
Retail-Jewelry	0.7
Diversified Minerals	0.7
Real Estate Operations & Development	0.7
Rubber-Tires	0.7
Electric-Distribution	0.7
Building & Construction Products-Misc.	0.7
Building-Residential/Commercial	0.7
Telecom Services	0.6
Metal-Aluminum	0.6
Building-Heavy Construction	0.6
Retail-Building Products	0.6
Semiconductor Components-Integrated Circuits	0.5
Human Resources	0.5
Medical Instruments	0.5
Machinery-General Industrial	0.5
Metal-Iron	0.5
Electronic Components-Semiconductors	0.5
Transport-Rail	0.5
Insurance-Property/Casualty	0.4
Import/Export	0.4
Instruments-Controls	0.4
Multimedia	0.4
Brewery	0.4
Retail-Discount	0.4
Oil Companies-Exploration & Production	0.4
Investment Management/Advisor Services	0.4
Power Converter/Supply Equipment	0.4
Transport-Marine	0.4
Water	0.4

Chemicals-Specialty	0.4%
Real Estate Investment Trusts	0.3
Diversified Operations	0.3
Retail-Consumer Electronics	0.3
Auto-Heavy Duty Trucks	0.3
Metal-Copper	0.3
Semiconductor Equipment	0.3
Cosmetics & Toiletries	0.3
Metal Processors & Fabrication	0.3
Medical Products	0.3
Building Products-Cement	0.3
Entertainment Software	0.3
Casino Hotels	0.3
Wire & Cable Products	0.3
Advertising Agencies	0.3
Finance-Leasing Companies	0.3
Retail-Apparel/Shoe	0.2
Paper & Related Products	0.2
Machinery-Farming	0.2
Building-Maintenance & Services	0.2
Food-Wholesale/Distribution	0.2
Dialysis Centers	0.2
Aerospace/Defense	0.2
Retail-Propane Distribution	0.2
Printing-Commercial	0.2
Finance-Investment Banker/Broker	0.2
Retail-Auto Parts	0.2
Electric Products-Misc.	0.2
Television	0.2
Building & Construction-Misc.	0.1
Food-Catering	0.1
Building Products-Doors & Windows	0.1
Steel Pipe & Tube	0.1
Forestry	0.1
Web Portals/ISP	0.1
Oil Refining & Marketing	0.1
Batteries/Battery Systems	0.1
Chemicals-Other	0.1
Real Estate Management/Services	0.1
Footwear & Related Apparel	0.1
Food-Dairy Products	0.1
Advertising Services	0.1
Building Products-Wood	0.1
Electronic Connectors	0.1
Retail-Regional Department Stores	0.1
Soap & Cleaning Preparation	0.1
Beverages-Wine/Spirits	0.1
Apparel Manufacturers	0.1
Petrochemicals	0.1
Oil-Field Services	0.1
Recreational Vehicles	0.1
Food-Baking	0.1
Advanced Materials	0.1
Athletic Footwear	0.1
Beverages-Non-alcoholic	0.1
Food-Flour & Grain	0.1
Miscellaneous Manufacturing	0.1
Appliances	0.1
Enterprise Software/Service	0.1
Industrial Gases	0.1
Networking Products	0.1

373

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Machine Tools & Related Products	0.1%
Aerospace/Defense-Equipment	0.1
Industrial Automated/Robotic	0.1
Photo Equipment & Supplies	0.1
Retail-Drug Store	0.1
Engineering/R&D Services	0.1

99.2%

Country Allocation*

Japan	27.5%
Germany	11.6
United Kingdom	11.3
France	7.5
Australia	6.3
Switzerland	6.1
Canada	5.0
Netherlands	3.7
Luxembourg	3.4
Italy	2.7
Spain	2.3
Cayman Islands	1.6
Israel	1.4
Norway	1.3
Sweden	1.0
Belgium	0.9
Finland	0.8
Jersey	0.7
Denmark	0.7
Hong Kong	0.7
Ireland	0.7
Singapore	0.4
Bermuda	0.4
Portugal	0.4
New Zealand	0.4
Austria	0.3
SupraNational	0.1

99.2%

*	Calculated as a percentage of net assets
#	See Note 1

374

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Australia — 6.3%
AGL Energy, Ltd.	62,830	$548,253
AMP, Ltd.	1,079,924	1,221,457
Ampol, Ltd.	2,852	56,792
Aurizon Holdings, Ltd.	246,272	693,246
Australia & New Zealand Banking Group, Ltd.	237,049	4,264,708
Bank of Queensland, Ltd.	74,564	451,625
Bendigo & Adelaide Bank, Ltd.	57,833	408,162
BHP Group, Ltd.	87,122	2,896,423
BlueScope Steel, Ltd.	7,156	90,764
Brambles, Ltd.	33,481	271,712
CIMIC Group, Ltd.†	9,448	176,893
Coca-Cola Amatil, Ltd.	50,498	503,963
Coles Group, Ltd.	79,696	1,106,490
Commonwealth Bank of Australia	73,513	4,664,780
Computershare, Ltd.	4,998	54,924
Crown Resorts, Ltd.	94,962	693,722
Downer EDI, Ltd.	73,781	288,662
Fortescue Metals Group, Ltd.	203,422	3,370,292
Healius, Ltd.	29,709	87,955
Incitec Pivot, Ltd.†	172,750	346,837
Insurance Australia Group, Ltd.	11,874	43,735
LendLease Group	20,021	182,679
Macquarie Group, Ltd.	8,742	873,658
Metcash, Ltd.	562,326	1,464,063
Mirvac Group	89,924	162,702
National Australia Bank, Ltd.	65,263	1,165,495
Orica, Ltd.	23,452	271,585
Qantas Airways, Ltd.†	87,344	298,472
QBE Insurance Group, Ltd.	41,864	254,959
Ramsay Health Care, Ltd.	1,983	95,050
Rio Tinto, Ltd.	60,894	5,104,008
Scentre Group	38,313	79,387
Sonic Healthcare, Ltd.	3,438	90,542
Star Entertainment Group, Ltd.	26,627	69,704
Stockland	198,433	671,586
Suncorp Group, Ltd.	164,366	1,258,356
Telstra Corp., Ltd.	1,275,359	3,029,687
Wesfarmers, Ltd.	45,427	1,889,161
Westpac Banking Corp.	248,456	4,005,425
Woodside Petroleum, Ltd.	24,988	469,941
Woolworths Group, Ltd.	70,505	2,194,567

		45,872,422

Austria — 0.3%
ANDRITZ AG	1,744	82,891
Erste Group Bank AG†	4,714	143,763
OMV AG	1,330	55,723
Raiffeisen Bank International AG†	3,033	59,175
voestalpine AG	53,007	1,933,922

		2,275,474

Belgium — 0.9%
Ageas SA/NV	15,451	791,878
Anheuser-Busch InBev SA NV	17,828	1,119,617
bpost SA†	7,707	91,431
Etablissements Franz Colruyt NV	10,806	666,856
KBC Group NV†	19,311	1,350,027
Proximus SADP	19,177	403,520
Solvay SA	5,258	599,165
UCB SA	11,854	1,229,426

		6,251,920

Security Description	Shares	Value (Note 2)
Bermuda — 0.4%
Hongkong Land Holdings, Ltd.	106,800	$494,400
Hopson Development Holdings, Ltd.	122,000	311,861
Jardine Matheson Holdings, Ltd.	1,100	63,731
Kerry Properties, Ltd.	227,000	590,537
Pacific Century Premium Developments, Ltd.†	335,000	35,845
Skyworth Digital Holdings, Ltd.†	1,826,000	534,529
VTech Holdings, Ltd.	35,800	286,896
Yue Yuen Industrial Holdings, Ltd.	354,000	773,239

		3,091,038

Canada — 5.0%
Air Canada†	46,414	726,654
ARC Resources, Ltd.	143,981	665,437
Artis Real Estate Investment Trust	8,443	68,600
Atco, Ltd., Class I	22,105	632,856
Bank of Montreal	12,097	899,837
Bank of Nova Scotia	17,036	908,587
Bausch Health Cos, Inc.†	73,579	1,877,523
BCE, Inc.	6,492	275,367
Brookfield Asset Management, Inc., Class A	1,607	62,269
Canadian Imperial Bank of Commerce	5,013	427,227
Canadian Pacific Railway, Ltd.	1,045	351,104
Canadian Tire Corp., Ltd., Class A	8,059	1,044,976
Canadian Utilities, Ltd., Class A	15,073	372,596
Canfor Corp.†	32,354	597,363
CI Financial Corp.	49,397	613,431
Cominar Real Estate Investment Trust	50,100	315,782
Corus Entertainment, Inc., Class B	23,384	86,678
Crescent Point Energy Corp.	445,032	1,225,034
Dream Office Real Estate Investment Trust	3,768	56,575
Empire Co., Ltd., Class A	3,927	108,497
Fortis, Inc.	240	9,707
Genworth MI Canada, Inc.	1,336	45,427
George Weston, Ltd.	7,972	577,039
Great-West Lifeco, Inc.	2,783	63,549
H&R Real Estate Investment Trust	32,660	310,573
Hydro One, Ltd.*	25,719	595,937
IGM Financial, Inc.	4,697	124,482
Inter Pipeline, Ltd.	4,277	42,912
Kinross Gold Corp.	41,169	287,499
Laurentian Bank of Canada	2,155	52,074
Loblaw Cos., Ltd.	4,258	205,616
Lundin Mining Corp.	13,453	119,933
Magna International, Inc.	152,674	10,752,548
Manulife Financial Corp.	26,993	487,827
MEG Energy Corp.†	23,507	78,311
Methanex Corp.	2,133	70,658
National Bank of Canada	8,186	460,080
Norbord, Inc.	16,035	692,938
Onex Corp.	4,681	247,896
Peyto Exploration & Development Corp.	49,038	135,370
Power Corp. of Canada	84,227	1,960,851
RioCan Real Estate Investment Trust	19,340	257,564
Royal Bank of Canada	8,358	676,483
Shaw Communications, Inc., Class B	15,562	267,003
Sun Life Financial, Inc.	11,597	535,979
Suncor Energy, Inc.	71,313	1,192,872
TC Energy Corp.	5,375	230,384
Teck Resources, Ltd., Class B	51,639	943,333

375

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
TELUS Corp.	9,628	$198,696
TFI International, Inc.	2,046	135,904
Thomson Reuters Corp.	20,120	1,640,596
Toronto-Dominion Bank	16,909	958,144
TransAlta Corp.	109,743	962,906
Yamana Gold, Inc.	23,053	107,626

		36,745,110

Cayman Islands — 1.6%
CK Asset Holdings, Ltd.	34,000	172,398
CK Hutchison Holdings, Ltd.	131,000	908,542
GCL-Poly Energy Holdings, Ltd.†	27,872,000	8,562,493
Kingboard Holdings, Ltd.	191,500	783,620
Kingboard Laminates Holdings, Ltd.	146,000	235,973
Sands China, Ltd.†	98,400	399,701
Shimao Property Holdings, Ltd.	178,000	518,948
Wharf Real Estate Investment Co., Ltd.	24,000	127,986
Wynn Macau, Ltd.†	144,000	233,517

		11,943,178

Denmark — 0.7%
AP Moller - Maersk A/S, Series B	672	1,390,357
Carlsberg A/S, Class B	3,084	452,078
Danske Bank A/S†	71,889	1,231,443
ISS A/S†	80,559	1,386,753
Novo Nordisk A/S, Class B	3,198	222,439
Pandora A/S	2,623	252,991
Vestas Wind Systems A/S	2,079	444,863

		5,380,924

Finland — 0.8%
Fortum Oyj	2,544	61,645
Kone Oyj, Class B	4,100	322,316
Nokia Oyj†	83,261	399,107
Nordea Bank Abp†	519,174	4,213,324
Stora Enso Oyj, Class R	11,441	208,006
UPM-Kymmene Oyj	11,841	422,277

		5,626,675

France — 7.5%
Air France-KLM†	666,264	3,936,583
Air Liquide SA	2,522	412,130
Alstom SA†	8,113	439,652
Arkema SA	1,557	172,863
Atos SE†	2,859	218,755
AXA SA	35,846	792,647
BNP Paribas SA†	36,966	1,780,370
Bollore SA	18,480	74,951
Bouygues SA	11,306	444,295
Bureau Veritas SA†	2,341	61,559
Capgemini SE	1,690	244,710
Carrefour SA	161,363	2,728,572
Casino Guichard Perrachon SA†	40,669	1,380,371
Cie de Saint-Gobain†	57,997	2,886,988
Cie Generale des Etablissements Michelin SCA	7,961	1,098,967
CNP Assurances†	6,043	91,666
Credit Agricole SA†	30,740	349,155
Danone SA	5,495	366,105
Eiffage SA†	7,581	688,288
Electricite de France SA†	229,681	2,859,156
Elior Group SA*	10,576	66,659
Engie SA†	286,721	4,453,940

Security Description	Shares	Value (Note 2)
France (continued)
Eurazeo SE†	2,033	$142,420
Eutelsat Communications SA	7,110	84,886
Faurecia SE†	1,377	72,304
Lagardere SCA†	11,435	265,325
LVMH Moet Hennessy Louis Vuitton SE	425	256,612
Natixis SA†	187,322	708,479
Orange SA	211,771	2,489,953
Publicis Groupe SA	4,884	253,137
Renault SA†	42,836	1,827,839
Rexel SA†	205,151	3,123,479
Sanofi	33,738	3,169,806
Schneider Electric SE	18,517	2,714,547
SCOR SE†	3,565	108,407
Societe Generale SA†	46,434	867,711
Sodexo SA†	1,246	110,846
Suez SA	63,992	1,315,754
TOTAL SE	39,654	1,674,038
Valeo SA	208,566	7,791,541
Veolia Environnement SA	41,759	1,116,434
Vinci SA	4,954	459,655
Vivendi SA	24,990	766,750

		54,868,305

Germany — 11.6%
adidas AG†	1,149	365,218
Aurubis AG	31,618	2,440,723
BASF SE	36,435	2,826,514
Bayer AG	26,254	1,590,632
Bayerische Motoren Werke AG	43,022	3,655,822
Brenntag AG	5,789	454,626
CECONOMY AG†	19,867	128,079
Commerzbank AG†	113,551	754,504
Continental AG	8,416	1,183,038
Covestro AG*	152,967	10,424,202
Daimler AG	99,999	7,052,339
Deutsche Bank AG†	758,534	7,725,537
Deutsche Lufthansa AG†	1,062,893	13,716,805
Deutsche Pfandbriefbank AG†*	9,626	94,905
Deutsche Post AG	31,175	1,542,715
Deutsche Telekom AG	161,639	2,882,573
E.ON SE	231,190	2,449,663
Evonik Industries AG	55,485	1,832,177
Fresenius Medical Care AG & Co. KGaA	8,470	687,488
Fresenius SE & Co. KGaA	17,070	761,843
GEA Group AG	40,736	1,413,622
Hannover Rueck SE	2,699	419,051
HeidelbergCement AG	8,132	602,126
Hella GmbH & Co. KGaA†	2,661	163,030
Henkel AG & Co. KGaA (Preference Shares)	4,145	430,517
HOCHTIEF AG	992	92,303
HUGO BOSS AG	2,854	101,734
K+S AG	36,805	417,240
LANXESS AG	1,233	92,942
METRO AG	180,881	2,114,064
Muenchener Rueckversicherungs-Gesellschaft AG	11,302	3,004,663
OSRAM Licht AG†	17,441	1,087,740
ProSiebenSat.1 Media SE†	25,847	468,884
RWE AG	38,403	1,652,581
Salzgitter AG†	32,004	830,993

376

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
SAP SE	2,989	$380,496
Schaeffler AG (Preference Shares)	105,237	833,875
Siemens AG	32,082	4,968,433
Siemens Energy AG†	11,376	421,069
Suedzucker AG	6,294	91,742
Talanx AG	20,268	758,707
Telefonica Deutschland Holding AG	64,419	176,495
thyssenkrupp AG†	23,521	274,675
TUI AG	14,297	69,140
Volkswagen AG (Preference Shares)	5,297	1,007,205

		84,442,730

Hong Kong — 0.7%
Hang Lung Group, Ltd.	115,000	291,935
Hang Lung Properties, Ltd.	229,000	609,069
Hang Seng Bank, Ltd.	28,800	526,383
Henderson Land Development Co., Ltd.	31,000	126,904
Hysan Development Co., Ltd.	44,000	162,161
Link REIT	21,800	192,150
MTR Corp., Ltd.	31,000	180,074
New World Development Co., Ltd.	54,000	252,735
SJM Holdings, Ltd.	425,000	463,515
Sun Hung Kai Properties, Ltd.	21,000	289,100
Swire Pacific, Ltd., Class A	259,500	1,646,793
Wharf Holdings, Ltd.	258,000	574,627

		5,315,446

Ireland — 0.7%
Bank of Ireland Group PLC†	92,555	345,316
CRH PLC	4,654	191,666
Medtronic PLC	29,706	3,307,169
Ryanair Holdings PLC†	49,203	849,878
Smurfit Kappa Group PLC	5,909	284,255

		4,978,284

Israel — 1.4%
Bank Hapoalim BM†	98,410	699,771
Bank Leumi Le-Israel BM	18,851	115,962
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,297,644	1,327,776
Delek Group, Ltd.†	1,787	60,950
ICL Group, Ltd.	56,796	296,282
Isracard, Ltd.	10,664	39,685
Israel Corp., Ltd.†	1,691	342,448
Israel Discount Bank, Ltd., Class A	41,771	161,805
Teva Pharmaceutical Industries, Ltd. ADR†	636,594	7,499,077

		10,543,756

Italy — 2.7%
A2A SpA	5,953	9,672
Assicurazioni Generali SpA	132,055	2,256,037
Atlantia SpA†	5,216	82,851
Banca Monte dei Paschi di Siena SpA†	373,202	466,739
Banco BPM SpA†	222,628	489,000
BPER Banca†	38,355	70,601
Enel SpA	754,109	7,488,066
Eni SpA	132,200	1,334,495
Hera SpA	14,283	49,965
Intesa Sanpaolo SpA†	1,693,614	3,705,008
Leonardo SpA	40,391	280,771
Poste Italiane SpA*	29,815	291,949

Security Description	Shares	Value (Note 2)
Italy (continued)
Snam SpA	14,539	$76,335
Telecom Italia SpA	4,584,168	1,962,011
UniCredit SpA†	44,159	403,800
Unipol Gruppo SpA†	133,965	587,346
UnipolSai Assicurazioni SpA	87,329	221,294

		19,775,940

Japan — 27.5%
Aeon Co., Ltd.	93,600	2,935,459
AEON Financial Service Co., Ltd.	11,200	135,469
AGC, Inc.	22,200	772,670
Aisin Seiki Co., Ltd.	23,700	729,184
Ajinomoto Co., Inc.	42,200	994,886
Alfresa Holdings Corp.	2,400	47,991
Alps Alpine Co., Ltd.	8,900	119,468
Amada Co., Ltd.	34,500	392,460
ANA Holdings, Inc.†	29,200	642,407
Aoyama Trading Co., Ltd.†	15,800	92,846
Aozora Bank, Ltd.	2,400	44,344
Asahi Kasei Corp.	30,100	337,360
Asics Corp.	8,400	147,795
Astellas Pharma, Inc.	290,800	4,717,259
Bandai Namco Holdings, Inc.	1,400	119,261
Benesse Holdings, Inc.	4,000	78,159
Bridgestone Corp.	60,700	2,252,892
Brother Industries, Ltd.	30,200	674,348
Canon Marketing Japan, Inc.	3,900	85,759
Canon, Inc.	116,100	2,560,890
Casio Computer Co., Ltd.	20,200	358,871
Central Japan Railway Co.	600	86,838
Chiba Bank, Ltd.	62,800	345,070
Chubu Electric Power Co., Inc.	118,900	1,453,723
Chugoku Electric Power Co., Inc.	15,700	194,414
Citizen Watch Co., Ltd.	80,900	246,315
Concordia Financial Group, Ltd.	108,800	399,203
Cosmo Energy Holdings Co., Ltd.	8,800	197,232
Credit Saison Co., Ltd.	16,200	186,956
Dai Nippon Printing Co., Ltd.	33,000	569,736
Dai-ichi Life Holdings, Inc.	140,800	2,174,206
Daicel Corp.	48,000	368,449
Daiichi Sankyo Co., Ltd.	7,500	241,654
Daikin Industries, Ltd.	1,300	276,777
Daito Trust Construction Co., Ltd.	7,500	782,268
Daiwa House Industry Co., Ltd.	18,800	534,567
Daiwa Securities Group, Inc.	95,500	455,332
DCM Holdings Co., Ltd.	30,600	308,824
DeNA Co., Ltd.	3,600	67,481
Denka Co., Ltd.	2,100	80,069
Denso Corp.	6,800	378,781
Dentsu Group, Inc.	14,500	461,531
DIC Corp.	14,700	362,110
East Japan Railway Co.	16,800	1,137,221
Ebara Corp.	6,200	214,523
Edion Corp.	30,900	306,389
Eisai Co., Ltd.	12,000	879,576
Electric Power Development Co., Ltd.	5,400	89,069
ENEOS Holdings, Inc.	31,500	128,025
FANUC Corp.	1,400	367,650
Fuji Electric Co., Ltd.	13,000	519,608
FUJIFILM Holdings Corp.	28,300	1,622,072
Fujikura, Ltd.†	155,600	735,351
Fujitsu, Ltd.	50,400	7,674,882
Furukawa Electric Co., Ltd.	41,500	1,120,979

377

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Glory, Ltd.	2,600	$50,526
GS Yuasa Corp.	27,600	816,502
GungHo Online Entertainment, Inc.†	27,300	679,799
Gunma Bank, Ltd.	84,000	261,893
H2O Retailing Corp.	27,200	195,785
Hachijuni Bank, Ltd.	20,100	64,693
Hankyu Hanshin Holdings, Inc.	1,700	55,376
Hino Motors, Ltd.	32,500	281,224
Hirogin Holdings, Inc.	9,000	52,096
Hitachi Construction Machinery Co., Ltd.	3,300	96,741
Hitachi Metals, Ltd.	4,200	67,086
Hitachi, Ltd.	347,600	14,357,261
Hokkaido Electric Power Co., Inc.	73,100	310,149
Hokuhoku Financial Group, Inc.	11,400	101,518
Hokuriku Electric Power Co.	56,800	374,088
Honda Motor Co., Ltd.	41,500	1,097,325
Hoya Corp.	1,200	153,460
Ibiden Co., Ltd.	20,000	919,356
Idemitsu Kosan Co., Ltd.	4,100	96,829
IHI Corp.	19,600	344,506
Inpex Corp.	18,900	111,238
Isetan Mitsukoshi Holdings, Ltd.	75,300	464,737
Isuzu Motors, Ltd.	207,800	1,996,687
ITOCHU Corp.	6,600	189,473
Iwatani Corp.†	20,800	1,283,360
J. Front Retailing Co., Ltd.	11,700	97,166
Japan Airlines Co., Ltd.†	37,000	661,562
Japan Petroleum Exploration Co., Ltd.	4,000	76,034
Japan Post Bank Co., Ltd.	70,400	611,837
Japan Post Holdings Co., Ltd.	194,300	1,549,734
Japan Post Insurance Co., Ltd.	26,900	529,615
Japan Tobacco, Inc.	71,800	1,426,760
JFE Holdings, Inc.†	93,600	821,875
JSR Corp.	17,700	541,124
JTEKT Corp.	29,500	262,311
K’s Holdings Corp.†	28,000	379,169
Kajima Corp.	24,000	322,716
Kaneka Corp.	11,500	415,204
Kansai Electric Power Co., Inc.	21,300	210,245
Kawasaki Heavy Industries, Ltd.†	26,000	554,264
Kawasaki Kisen Kaisha, Ltd.†	4,300	75,670
KDDI Corp.	26,800	789,164
Kewpie Corp.	9,500	219,688
Kirin Holdings Co., Ltd.	45,600	980,848
Kobe Steel, Ltd.†	177,500	830,461
Komatsu, Ltd.	4,400	121,252
Konica Minolta, Inc.	161,400	703,101
Kubota Corp.	46,900	1,033,572
Kuraray Co., Ltd.	11,100	119,301
KYB Co., Ltd.†	2,400	53,922
Kyocera Corp.	11,800	757,454
Kyushu Electric Power Co., Inc.	112,300	1,047,907
Kyushu Financial Group, Inc.	16,500	66,471
LIXIL Corp.	51,700	1,211,188
Marubeni Corp.	39,100	260,679
Matsumotokiyoshi Holdings Co., Ltd.	8,800	349,377
Mazda Motor Corp.	139,700	999,860
Medipal Holdings Corp.	7,300	150,224
Megmilk Snow Brand Co., Ltd.	11,600	250,336
MEIJI Holdings Co., Ltd.	1,000	68,143
H.U. Group Holdings, Inc.	4,200	124,442

Security Description	Shares	Value (Note 2)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	259,500	$1,791,214
Mitsubishi Corp.	32,100	814,413
Mitsubishi Electric Corp.	158,100	2,417,303
Mitsubishi Gas Chemical Co., Inc.	10,700	245,024
Mitsubishi Heavy Industries, Ltd.	54,300	1,570,915
Mitsubishi Materials Corp.	27,100	578,294
Mitsubishi UFJ Financial Group, Inc.	1,097,000	4,942,641
Mitsui & Co., Ltd.	34,700	644,640
Mitsui Chemicals, Inc.	20,700	595,564
Mitsui Engineering & Shipbuilding Co., Ltd.†	10,800	41,790
Mitsui Mining & Smelting Co., Ltd.	10,200	360,739
Mitsui OSK Lines, Ltd.	5,800	157,793
Mixi, Inc.	45,200	1,057,742
Mizuho Financial Group, Inc.	250,900	3,346,802
Morinaga Milk Industry Co., Ltd.	2,300	114,417
MS&AD Insurance Group Holdings, Inc.	29,800	863,002
Murata Manufacturing Co., Ltd.	1,500	144,465
NEC Corp.	9,500	515,455
NH Foods, Ltd.	12,700	544,579
NHK Spring Co., Ltd.	22,700	155,232
Nikon Corp.	44,500	355,685
Nippon Electric Glass Co., Ltd.	20,500	451,036
Nippon Express Co., Ltd.	20,000	1,364,869
Nippon Light Metal Holdings Co., Ltd.	15,700	284,089
Nippon Paper Industries Co., Ltd.	8,300	101,930
Nippon Sheet Glass Co., Ltd.†	45,900	206,067
Nippon Steel Corp.†	81,400	950,589
Nippon Suisan Kaisha, Ltd.	10,200	42,686
Nippon Telegraph & Telephone Corp.	183,300	4,569,279
Nippon Yusen KK	46,400	1,072,066
Nipro Corp.	8,000	94,975
Nissan Motor Co., Ltd.†	538,800	2,754,362
Nisshinbo Holdings, Inc.	19,600	146,314
Nitto Denko Corp.	58,500	5,307,399
NOK Corp.	11,200	146,407
Nomura Holdings, Inc.	135,400	717,540
Nomura Real Estate Holdings, Inc.	15,400	344,695
NSK, Ltd.	73,000	667,662
NTN Corp.†	221,200	589,643
NTT Data Corp.	36,600	527,973
Obayashi Corp.	32,300	273,098
Oji Holdings Corp.	39,500	239,426
Oki Electric Industry Co., Ltd.	6,800	71,211
Olympus Corp.	10,700	193,805
Omron Corp.	35,700	3,160,148
ORIX Corp.	66,800	1,083,024
Otsuka Holdings Co., Ltd.	13,200	564,619
Panasonic Corp.	1,354,900	17,562,669
Pola Orbis Holdings, Inc.	14,100	282,888
Renesas Electronics Corp.†	103,300	1,179,668
Resona Holdings, Inc.	77,300	270,109
Ricoh Co., Ltd.	36,200	277,991
Rohm Co., Ltd.	5,300	539,550
Sanwa Holdings Corp.	5,100	57,991
Sapporo Holdings, Ltd.	5,700	110,852
SCREEN Holdings Co., Ltd.	2,400	186,170
Secom Co., Ltd.	1,400	127,110
Sega Sammy Holdings, Inc.	10,200	162,207
Seiko Epson Corp.	50,400	857,543
Sekisui Chemical Co., Ltd.	29,800	538,578
Sekisui House, Ltd.	104,900	2,029,392

378

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co., Ltd.	16,000	$607,748
Shikoku Electric Power Co., Inc.	44,600	305,275
Shimamura Co., Ltd.	8,300	920,678
Shimizu Corp.	1,300	9,206
Shin-Etsu Chemical Co., Ltd.	5,600	975,202
Shinsei Bank, Ltd.	7,300	90,737
Shizuoka Bank, Ltd.	1,300	9,562
Skylark Holdings Co., Ltd.†	6,800	111,753
SoftBank Group Corp.	49,500	3,813,467
Sojitz Corp.	134,100	311,610
Sompo Holdings, Inc.	22,000	879,422
Sony Corp.	7,200	689,001
Square Enix Holdings Co., Ltd.	1,200	68,979
Subaru Corp.	63,900	1,231,562
Sumitomo Chemical Co., Ltd.	333,700	1,577,986
Sumitomo Corp.	67,800	901,518
Sumitomo Dainippon Pharma Co., Ltd.	2,800	45,317
Sumitomo Electric Industries, Ltd.	99,700	1,332,021
Sumitomo Forestry Co., Ltd.	15,200	292,518
Sumitomo Heavy Industries, Ltd.	15,900	448,227
Sumitomo Mitsui Financial Group, Inc.	112,500	3,501,739
Sumitomo Mitsui Trust Holdings, Inc.	7,200	218,748
Sumitomo Rubber Industries, Ltd.	30,200	278,536
Suruga Bank, Ltd.	36,500	108,432
Suzuken Co., Ltd.	3,300	127,897
Suzuki Motor Corp.	71,000	3,208,073
T&D Holdings, Inc.	30,000	355,506
Taiheiyo Cement Corp.	15,900	400,550
Taisei Corp.	4,700	152,591
Takashimaya Co., Ltd.	21,300	203,033
Takeda Pharmaceutical Co., Ltd.	9,100	319,068
TDK Corp.	3,200	518,027
Teijin, Ltd.	9,600	176,459
Toho Holdings Co., Ltd.	8,900	168,182
Tohoku Electric Power Co., Inc.	93,400	808,560
Tokio Marine Holdings, Inc.	35,400	1,767,912
Tokuyama Corp.	2,200	55,194
Tokyo Electric Power Co. Holdings, Inc.†	602,100	2,333,090
Tokyo Electron, Ltd.	6,300	2,403,004
Tokyo Tatemono Co., Ltd.	9,300	126,101
Tokyu Fudosan Holdings Corp.	23,100	131,163
Toppan Printing Co., Ltd.	45,000	641,925
Toray Industries, Inc.	49,100	321,309
Toshiba Corp.	25,500	835,438
Tosoh Corp.	34,500	595,339
Toyo Seikan Group Holdings, Ltd.	10,400	111,677
Toyobo Co., Ltd.	7,400	92,852
Toyota Motor Corp.	22,100	1,545,383
Toyota Tsusho Corp.	20,000	784,876
TS Tech Co., Ltd.	11,400	330,043
UACJ Corp.	2,900	51,184
Ube Industries, Ltd.	24,200	460,687
United Super Markets Holdings, Inc.	41,000	444,969
West Japan Railway Co.	13,100	711,922
World Co., Ltd.	2,500	28,979
Yamada Holdings Co., Ltd.	149,100	760,348
Yamaguchi Financial Group, Inc.	12,600	72,142
Yamaha Motor Co., Ltd.	24,700	562,754
Yamato Holdings Co., Ltd.	36,300	896,604
Yamazaki Baking Co., Ltd.	30,400	557,355
Yokogawa Electric Corp.	4,300	93,202

Security Description	Shares	Value (Note 2)
Japan (continued)
Yokohama Rubber Co., Ltd.	17,700	$279,188
Z Holdings Corp.	137,700	851,846
Zeon Corp.	16,600	267,520

		200,947,578

Jersey — 0.7%
Aptiv PLC	602	80,427
Experian PLC	6,581	230,178
Ferguson PLC	11,238	1,307,505
Glencore PLC†	590,466	1,985,810
WPP PLC	177,179	1,849,566

		5,453,486

Luxembourg — 3.4%
ArcelorMittal SA†	993,721	21,616,785
Millicom International Cellular SA SDR†	13,882	518,950
RTL Group SA†	9,386	537,871
Samsonite International SA†*	126,600	188,583
SES SA FDR	10,915	93,066
Subsea 7 SA†	61,227	566,653
Tenaris SA	127,448	989,023

		24,510,931

Netherlands — 3.7%
ABN AMRO Bank NV CVA†*	1,655	17,264
Aegon NV	195,334	805,249
AerCap Holdings NV†	12,077	461,824
Akzo Nobel NV	1,594	161,620
ASR Nederland NV	10,801	417,904
CNH Industrial NV†	61,650	788,131
Heineken Holding NV	4,258	373,538
ING Groep NV†	84,691	752,243
Koninklijke Ahold Delhaize NV	72,185	2,065,653
Koninklijke DSM NV	2,419	422,433
Koninklijke KPN NV	213,539	667,209
Koninklijke Philips NV†	30,789	1,678,028
NN Group NV	6,636	275,093
NXP Semiconductors NV	16,641	2,670,381
Randstad NV†	10,051	626,913
Signify NV†*	143,260	6,812,264
Stellantis NV	237,445	3,604,654
STMicroelectronics NV	69,839	2,816,459
VEON, Ltd. ADR	757,231	1,219,142
Wolters Kluwer NV	1,160	96,280

		26,732,282

New Zealand — 0.4%
Air New Zealand, Ltd.†	333,661	379,750
Contact Energy, Ltd.	87,849	516,891
Fletcher Building, Ltd.†	184,040	819,852
Meridian Energy, Ltd.	45,892	236,142
Spark New Zealand, Ltd.	191,274	658,184

		2,610,819

Norway — 1.3%
DNB ASA†	27,514	537,097
Equinor ASA	103,518	1,851,078
Gjensidige Forsikring ASA	3,283	75,778
Mowi ASA	2,373	52,466
Norsk Hydro ASA	1,032,668	4,579,575
Orkla ASA	34,097	331,393
Telenor ASA	103,533	1,713,963

379

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	5,063	$236,201

		9,377,551

Portugal — 0.4%
EDP—Energias de Portugal SA	417,415	2,608,707
Jeronimo Martins SGPS SA	5,099	83,324
Portucel Empresa Produtora de Pasta e Papel SA†	16,436	49,295

		2,741,326

Singapore — 0.4%
CapitaLand, Ltd.	22,200	53,355
City Developments, Ltd.	8,300	45,099
DBS Group Holdings, Ltd.	13,100	246,296
Keppel Corp., Ltd.	134,600	504,948
Oversea-Chinese Banking Corp., Ltd.	23,500	181,468
Singapore Airlines, Ltd.†	160,600	493,067
Singapore Telecommunications, Ltd.	516,000	916,407
United Overseas Bank, Ltd.	13,600	240,269
Wilmar International, Ltd.	125,000	495,679

		3,176,588

Spain — 2.3%
Acciona SA	7,591	1,138,412
ACS Actividades de Construccion y Servicios SA	17,433	543,305
Banco Bilbao Vizcaya Argentaria SA	560,436	2,552,267
Banco de Sabadell SA	1,362,529	592,468
Banco Santander SA†	1,158,127	3,387,234
Bankia SA	366,587	627,721
Endesa SA	59,536	1,522,573
Ferrovial SA	5,954	142,901
Gestamp Automocion SA*	18,344	85,123
Iberdrola SA	34,044	461,695
Mapfre SA	345,499	632,344
Naturgy Energy Group SA	48,224	1,244,976
Red Electrica Corp. SA	3,466	65,806
Repsol SA	84,826	831,590
Telefonica SA	716,709	3,080,212

		16,908,627

SupraNational — 0.1%
Unibail-Rodamco-Westfield (Euronext Amsterdam)	5,628	474,459

Sweden — 1.0%
Atlas Copco AB, Class A	19,798	1,077,686
Boliden AB	5,414	177,590
Electrolux AB, Series B	19,179	469,491
Electrolux Professional AB Class B†	4,789	26,076
Hennes & Mauritz AB, Class B†	37,226	792,936
Sandvik AB†	6,209	154,721
Securitas AB, Class B	4,246	65,621
Skandinaviska Enskilda Banken AB, Class A†	29,607	323,439
Skanska AB, Class B	24,346	630,216
SKF AB, Class B	31,915	874,754
Svenska Handelsbanken AB, Class A†	20,021	200,601
Swedbank AB, Class A†	77,448	1,457,572
Telefonaktiebolaget LM Ericsson, Class B	834	10,536
Telia Co AB	98,839	433,259
Volvo AB, Class B†	12,050	297,808

		6,992,306

Security Description	Shares	Value (Note 2)
Switzerland — 6.1%
ABB, Ltd.	111,432	$3,288,770
Adecco Group AG	46,829	2,932,501
Baloise Holding AG	1,412	235,723
Credit Suisse Group AG	39,984	526,974
Dufry AG†	1,463	78,841
Garmin, Ltd.	3,368	386,848
Helvetia Holding AG	534	53,462
Kuehne & Nagel International AG	3,021	688,178
LafargeHolcim, Ltd.	13,902	750,375
Nestle SA	68,964	7,725,803
Novartis AG	46,225	4,181,289
Roche Holding AG	18,206	6,275,289
Swatch Group AG	17,601	5,072,523
Swiss Life Holding AG	3,292	1,498,029
Swiss Prime Site AG	101	9,826
Swiss Re AG	24,497	2,161,418
Swisscom AG	1,378	750,505
TE Connectivity, Ltd.	5,568	670,387
UBS Group AG	195,659	2,824,627
Zurich Insurance Group AG	11,547	4,597,104

		44,708,472

United Kingdom — 11.3%
Aggreko PLC	13,858	110,581
Anglo American PLC	27,619	908,227
Ashtead Group PLC	3,502	176,974
Associated British Foods PLC†	3,928	113,825
AstraZeneca PLC	25,951	2,649,467
Aviva PLC	474,582	2,168,467
Babcock International Group PLC†	41,277	131,512
BAE Systems PLC	88,118	557,333
Barclays PLC†	531,268	971,893
Barratt Developments PLC†	60,249	526,351
Berkeley Group Holdings PLC	9,597	549,970
BHP Group PLC	46,627	1,281,084
BP PLC	161,070	598,550
British American Tobacco PLC	62,009	2,256,864
British Land Co. PLC	40,027	245,798
BT Group PLC†	502,540	863,918
Burberry Group PLC†	17,965	422,474
Carnival PLC	7,606	121,006
Centrica PLC†	8,208,738	5,816,570
Compass Group PLC†	53,768	963,763
D.S. Smith PLC†	23,321	115,664
Diageo PLC	15,197	613,272
Direct Line Insurance Group PLC	148,353	608,928
Dixons Carphone PLC†	671,309	1,003,040
easyJet PLC	16,618	165,435
Evraz PLC	63,808	437,954
G4S PLC†	46,596	166,073
GlaxoSmithKline PLC	48,450	900,060
HSBC Holdings PLC†	1,051,817	5,508,748
Imperial Brands PLC	92,892	1,869,479
Inchcape PLC†	73,834	671,706
Investec PLC	16,295	42,188
J Sainsbury PLC	135,408	453,127
Kingfisher PLC†	519,840	1,975,662
Legal & General Group PLC	22,006	73,449
Lloyds Banking Group PLC†	1,150,284	516,237
Marks & Spencer Group PLC†	1,423,872	2,754,910
Meggitt PLC†	8,843	47,676
Micro Focus International PLC†	11,146	67,542
Mondi PLC	31,601	746,931

380

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
National Grid PLC	174,441	$2,027,773
Natwest Group PLC†	74,101	148,942
Next PLC†	1,416	149,865
Ninety One PLC	8,213	26,177
Pearson PLC	60,854	676,692
Persimmon PLC	7,985	278,605
Reckitt Benckiser Group PLC	2,468	209,594
RELX PLC	3,104	76,995
Rio Tinto PLC	166,901	12,755,025
Royal Dutch Shell PLC, Class A	572,886	10,424,976
Royal Mail PLC†	945,271	5,234,156
Sage Group PLC	6,586	53,164
Severn Trent PLC	2,173	68,788
Smith & Nephew PLC	14,037	295,609
Smiths Group PLC	9,579	185,894
SSE PLC	87,646	1,779,432
Standard Chartered PLC†	287,722	1,747,112
Standard Life Aberdeen PLC	191,851	793,280
Tate & Lyle PLC	7,618	71,604
Taylor Wimpey PLC†	111,012	222,213
Travis Perkins PLC†	23,964	442,497
Unilever PLC	33,970	1,980,023
Virgin Money UK PLC†	101,653	180,469
Vodafone Group PLC	1,350,727	2,310,100
William Hill PLC†	53,361	197,370
WM Morrison Supermarkets PLC	70,117	172,301

		82,681,364

Security Description	Shares	Value (Note 2)
United States — 0.0%
Autoliv, Inc.	3,179	$282,009

TOTAL INVESTMENTS — (cost $732,657,395)(1)	99.2%	724,709,000
Other assets less liabilities	0.8	5,521,164

NET ASSETS	100.0%	$730,230,164

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $18,576,886 representing 2.5% of net assets.

(1)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Fiduciary Depositary Receipt
SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$56,367,053	$668,341,947	**	$—	$724,709,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

381

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

U.S. Government Treasuries	54.4%
United States Treasury Notes	10.4
Uniform Mtg. Backed Securities	9.6
Diversified Financial Services	5.8
United States Treasury Bonds	5.0
Federal National Mtg. Assoc.	4.9
Repurchase Agreements	3.9
Diversified Banking Institutions	1.8
Electric-Integrated	1.4
Real Estate Investment Trusts	1.0
Options Purchased	0.9
Sovereign	0.8
Banks-Commercial	0.8
Federal Home Loan Mtg. Corp.	0.8
Pipelines	0.7
Airlines	0.6
Government National Mtg. Assoc.	0.5
Municipal Bonds & Notes	0.5
Insurance-Life/Health	0.4
Oil Companies-Exploration & Production	0.4
Finance-Leasing Companies	0.3
Cable/Satellite TV	0.2
Regional Agencies	0.2
Medical-Biomedical/Gene	0.2
Computers	0.2
Gas-Distribution	0.2
Telephone-Integrated	0.2
Medical-Drugs	0.2
Electronic Components-Semiconductors	0.2
Finance-Investment Banker/Broker	0.2
Cellular Telecom	0.1
Oil Companies-Integrated	0.1
Machinery-General Industrial	0.1
Medical-Hospitals	0.1
Auto-Cars/Light Trucks	0.1
Multimedia	0.1
Finance-Commercial	0.1
Casino Hotels	0.1
Medical Instruments	0.1
Electric-Generation	0.1
Applications Software	0.1
Insurance-Property/Casualty	0.1
Banks-Super Regional	0.1
Retail-Restaurants	0.1
Building & Construction Products-Misc.	0.1
Finance-Consumer Loans	0.1
Commercial Services-Finance	0.1
Agricultural Chemicals	0.1
Aerospace/Defense-Equipment	0.1
E-Commerce/Services	0.1
Software Tools	0.1
Electric-Distribution	0.1
Tobacco	0.1
Enterprise Software/Service	0.1
Finance-Other Services	0.1
Transport-Marine	0.1

109.3%

Credit Quality#†

Aaa	58.6%
Aa	2.9
A	7.7
Baa	17.0
Ba	2.7
B	1.2
Caa	1.4
Ca	0.3
Not Rated@	8.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

382

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
ALBA PLC FRS Series 2005-1, Class A3 0.23% (3 ML GBP+0.19%) due 11/25/2042(1)		GBP	433,457	$574,691
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.25% (1 ML+0.12%) due 10/25/2046(1)	$		21,752	19,674
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(2)			712,946	716,880
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.28% (1 ML+1.15%) due 05/15/2037*			1,300,000	1,300,000
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.18% (1 ML+1.05%) due 04/15/2036*(3)			1,300,000	1,298,758
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(4)			1,023,743	1,112,324
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.18% (1 ML+1.05%) due 09/15/2036*(3)			319,439	319,439
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 0.76% (1 ML+0.63%) due 12/25/2035			237,660	237,423
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.09% (1 ML+0.96%) due 04/25/2035			99,434	99,358
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-3A, Class A1R 1.22% (3 ML+1.00%) due 07/28/2028*(5)			1,946,336	1,945,269
ChaseFlex Trust FRS Series 2007-2, Class A1 0.41% (1 ML+0.28%) due 05/25/2037(1)			836,988	791,734
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(3)			2,400,000	2,621,848
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.29% (1 ML+0.16%) due 12/25/2036*			1,267,856	874,333

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(2)	$	379,313	$383,029
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(3)		1,100,000	1,220,212
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.55% (1 ML+0.21%) due 05/25/2036(1)		3,972,893	3,589,624
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		142,685	114,531
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		206,052	196,038
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		689,105	362,983
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.27% (1 ML+0.14%) due 06/25/2037		208,309	194,889
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.27% (1 ML+0.14%) due 07/25/2037		161,908	156,083
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.38% (1 ML+0.25%) due 06/25/2047		800,000	754,301
Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.39% (1 ML+0.26%) due 12/25/2036		1,232,109	1,173,023
Credit Suisse Mtg. Capital Certs. VRS Series 2019-RPL4, Class A1 3.48% due 08/26/2058*(1)(2)		615,823	617,007
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 1.16% (3 ML+0.94%) due 07/17/2028*(5)		1,256,668	1,253,134
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(2)		388,897	396,352
CSMC Trust VRS Series 2019-RPL9, Class A1 3.03% due 10/27/2059*(1)(2)		564,842	570,499
CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.08% (1 ML+1.95%) due 08/25/2035		1,100,000	1,118,311

383

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(3)	$		2,400,000	$2,597,451
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 1.14% (3 ML+0.90%) due 10/15/2027*(5)			1,142,181	1,141,280
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.79% (1 ML+0.66%) due 07/25/2035			481,664	481,694
Eurosail PLC FRS Series 2006-4X, Class A3C 0.20% (3 ML GBP+0.16%) due 12/10/2044(1)		GBP	112,139	152,686
Eurosail PLC FRS Series 2007-3A, Class A3C 0.99% (3 ML GBP+0.95%) due 06/13/2045*(1)		GBP	461,885	630,790
Eurosail PLC FRS Series 2007-3X, Class A3A 0.99% (3 ML GBP+0.95%) due 06/13/2045(1)		GBP	409,448	559,178
Eurosail PLC FRS Series 2007-3X, Class A3C 0.99% (3 ML GBP+0.95%) due 06/13/2045(1)		GBP	545,864	745,479
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 1.07% (3 ML+0.85%) due 01/16/2026*(5)	$		124,913	124,665
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*			2,100,000	2,113,964
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.20% (1 ML+1.07%) due 06/25/2035			800,000	795,893
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.27% (3 ML+1.05%) due 01/21/2028*(5)			802,610	802,199
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 1.32% (3 ML+1.10%) due 10/22/2025*(5)			123,110	122,956
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.32% (1 ML+0.19%) due 01/19/2038(1)			18,769	17,754
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.63% (1 ML + 0.48%) due 03/19/2036(1)			1,695,008	1,612,436
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 3.44% due 07/19/2035(1)(2)			136,766	115,969

Security Description			Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Home Equity Asset Trust FRS Series 2005-4, Class M6 1.21% (1 ML+1.08%) due 10/25/2035	$		800,000	$783,220
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)			1,600,000	1,711,336
JP Morgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.27% (1 ML+0.13%) due 07/25/2036			363,679	312,230
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.39% (1 ML+0.26%) due 06/25/2037			1,284,932	1,271,910
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*			1,033,166	1,043,031
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.26% (1 ML+1.13%) due 05/15/2036*			1,300,000	1,299,187
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.23% (3 ML GBP+0.19%) due 12/01/2060(1)		GBP	632,527	836,031
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.63% (3 ML GBP+0.60%) due 01/01/2061(1)		GBP	904,751	1,217,041
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.96% (1 ML+0.83%) due 10/25/2034			611,795	603,769
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(2)			997,361	1,031,770
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(3)			1,800,000	1,981,841
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.65% (1 ML+0.52%) due 05/25/2035(1)			45,408	45,373
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 1.04% (3 ML+0.80%) due 10/15/2026*(5)			273,157	272,740
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(3)			1,600,000	1,768,123
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(3)			800,000	903,592

384

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(2)	$	1,426,874	$1,501,252
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(2)		697,142	734,089
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(2)		822,512	895,467
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.12% (3 ML+0.90%) due 11/15/2026*(5)		643,189	641,984
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 1.01% (1 ML+0.88%) due 09/15/2034*(3)		1,400,000	1,400,865
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.08% (1 ML+0.95%) due 11/25/2065*		407,889	409,798
RASC Trust FRS Series 2007-KS2, Class AI4 0.35% (1 ML+0.22%) due 02/25/2037		500,000	471,806
RASC Trust FRS Series 2005-KS6, Class M6 1.18% (1 ML+1.05%) due 07/25/2035		400,000	400,484
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 1.49% (3 ML+1.27%) due 01/15/2031*(5)		600,000	600,000
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.58% (1 ML+1.45%) due 02/17/2032*		849,215	860,907
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class AR2 1.27% (3 ML+1.05%) due 10/20/2028*(5)		2,300,000	2,300,000
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		375,267	378,354
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)		832,450	567,533
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.06% (3 ML+0.84%) due 04/20/2028*(5)		2,107,995	2,098,446
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 1.13% (1 ML+1.00%) due 05/25/2058*		573,571	577,192
Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(2)		633,094	667,185

Security Description			Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(2)	$		457,984	$462,287
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.23% (3 ML GBP+0.20%) due 10/10/2040(1)		GBP	317,479	416,554
Uropa Securities PLC FRS Series 2008-1, Class A 0.24% (3 ML GBP+0.20%) due 06/10/2059(1)		GBP	580,906	769,212
Uropa Securities PLC FRS Series 2008-1, Class M1 0.39% (3 ML GBP+0.35%) due 06/10/2059(1)		GBP	149,978	195,231
Uropa Securities PLC FRS Series 2008-1, Class M2 0.59% (3 ML GBP+0.55%) due 06/10/2059(1)		GBP	117,150	148,947
Uropa Securities PLC FRS Series 2008-1, Class B 0.79% (3 ML GBP+0.75%) due 06/10/2059(1)		GBP	124,875	157,565
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.25% (3 ML+1.03%) due 08/28/2029*(5)	$		2,400,000	2,398,954
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 1.26% (3 ML+1.02%) due 04/20/2029*(5)			500,000	500,000
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.67% (1 ML+0.54%) due 12/25/2045(1)			301,464	303,675
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.97% (COFI+1.50%) due 08/25/2046(1)			1,151,598	1,114,758
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(3)			2,100,000	2,345,230
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 1.39% (3 ML+1.15%) due 04/15/2028*(5)			881,878	880,267

Total Asset Backed Securities (cost $73,165,603)				75,305,377

U.S. CORPORATE BONDS & NOTES — 7.4%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026			800,000	833,760

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*			200,000	223,370

385

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	$	575,299	$567,942
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030		164,316	156,357
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		315,822	289,773
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		82,875	73,414
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 11/15/2032		500,000	545,065
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027		1,000,000	1,180,859
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		433,753	404,707
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		841,414	841,467
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		841,414	826,614
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		866,390	867,170
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029		683,078	762,663
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026		51,850	52,613

			6,792,014

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050		372,000	373,989
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		628,000	791,482

			1,165,471

Security Description		Principal Amount**	Value (Note 2)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	$	700,000	$761,492

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026		1,000,000	1,043,641

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	67,415
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*		900,000	955,125

			1,022,540

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 1.86% (3 ML+1.65%) due 02/01/2024		1,900,000	1,954,872
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		1,100,000	1,248,321

			3,203,193

Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		900,000	976,860
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*		1,000,000	1,164,050

			2,140,910

Chemicals-Diversified — 0.0%
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*		100,000	102,184
Nutrition & Biosciences, Inc. Senior Notes 3.27% due 11/15/2040*		400,000	420,048

			522,232

Chemicals-Specialty — 0.0%
Huntsman International LLC Senior Notes 5.13% due 11/15/2022		300,000	318,741

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	878,057

386

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	$	200,000	$205,500

Computers — 0.2%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		900,000	1,082,518
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,605,999

			2,688,517

Diversified Banking Institutions — 0.1%
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	850,250

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026		400,000	484,646

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*		700,000	808,954

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*		1,000,000	992,138

Electric-Integrated — 1.2%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028		1,300,000	1,519,508
Alabama Power Co. Senior Notes 3.70% due 12/01/2047		300,000	347,512
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050		400,000	396,740
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026		1,600,000	1,779,568
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*		836,000	952,983
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,977,853
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	2,075,339
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030		400,000	380,769
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024		700,000	762,715
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027		500,000	540,035

Security Description		Principal Amount**	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	$	30,000	$32,389
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023		400,000	429,285
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046		1,300,000	1,348,265
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*		960,000	950,726
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043		200,000	219,003
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047		1,500,000	1,672,474
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042		200,000	224,221
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043		480,000	583,371

			16,192,756

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032		950,000	1,095,723

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	760,729

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 1.45% due 10/02/2023		600,000	609,731

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*		1,300,000	1,502,127

Finance-Consumer Loans — 0.1%
Springleaf Finance Corp. Company Guar. Notes 8.88% due 06/01/2025		800,000	892,880

Finance-Investment Banker/Broker — 0.1%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	27,678
Lazard Group LLC Senior Notes 4.38% due 03/11/2029		200,000	233,562
Lazard Group LLC Senior Notes 4.50% due 09/19/2028		500,000	592,538

			853,778

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*		500,000	526,250

387

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	$	700,000	$706,722

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038		200,000	262,434

Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024		400,000	425,766
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*		100,000	102,233
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048		1,400,000	1,757,920

			2,285,919

Insurance-Life/Health — 0.3%
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*		2,300,000	2,628,532
Protective Life Global Funding Senior Sec. Notes 1.74% due 09/21/2030*		1,100,000	1,088,681

			3,717,213

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.20% due 08/07/2030*		100,000	95,819
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*		400,000	523,102

			618,921

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030		1,000,000	1,090,636
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	22,117

			1,112,753

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030		400,000	454,582

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024		1,600,000	1,759,364

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030		900,000	951,787
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049		300,000	395,214

			1,347,001

Security Description		Principal Amount**	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	$	500,000	$506,978

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022		30,000	30,801

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		700,000	876,696

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		600,000	640,806
Bayer US Finance II LLC FRS Company Guar. Notes 1.23% (3 ML+1.01%) due 12/15/2023*		200,000	202,704
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028		1,200,000	1,391,317

			2,234,827

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029		300,000	345,460
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050		580,000	607,215
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	800,498

			1,753,173

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031		1,400,000	1,506,950

Oil Companies-Exploration & Production — 0.2%
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031		900,000	933,263
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025		1,100,000	1,243,944

			2,177,207

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029		50,000	54,546

Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026		40,000	45,063
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041		1,200,000	1,376,454

388

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	$	1,500,000	$1,446,305
MPLX LP Senior Notes 1.75% due 03/01/2026		1,270,000	1,294,307
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029		1,900,000	2,133,376
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	656,183
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,830,522

			8,782,210

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029		100,000	120,375
American Tower Corp. Senior Notes 2.10% due 06/15/2030		200,000	201,069
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,334,467
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	772,635
Brixmor Operating Partnership LP FRS Senior Notes 1.26% (3 ML+1.05%) due 02/01/2022		1,400,000	1,398,608
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	333,001
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028		108,000	128,363
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030		800,000	868,360
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,313,162
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031		100,000	101,390
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027		8,000	8,802
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028		315,000	341,318
SBA Tower Trust Notes 1.88% due 07/15/2050*		500,000	520,525
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028		10,000	11,317

Security Description		Principal Amount**	Value (Note 2)
Real Estate Investment Trusts (continued)
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029	$	100,000	$115,283
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		1,300,000	1,500,211
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	3,152,207
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	552,517

			12,773,610

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	1,039,482

Schools — 0.0%
Yale University Notes 1.48% due 04/15/2030		500,000	501,653

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025		700,000	793,888

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051		480,000	478,311
AT&T, Inc. Senior Notes 3.85% due 06/01/2060		1,300,000	1,313,006
AT&T, Inc. Senior Notes 4.35% due 03/01/2029		100,000	117,294
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		300,000	355,404

			2,264,015

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		700,000	771,575

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060		500,000	452,510

Total U.S. Corporate Bonds & Notes (cost $88,097,179)			95,931,060

FOREIGN CORPORATE BONDS & NOTES — 4.0%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	309,971
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	540,490

			850,461

389

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	$	570,975	$551,841
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		520,895	537,379

			1,089,220

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	21,627
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	331,323

			352,950

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*		900,000	963,325
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*		500,000	556,535

			1,519,860

Banks-Commercial — 0.5%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,097,370
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.13% due 09/18/2025		400,000	401,142
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,423,625
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,727,767
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*		600,000	602,636
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	220,747

			6,473,287

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026		400,000	422,992
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	317,724
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	230,200
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	403,415

			1,374,331

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions — 1.6%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	$1,057,927
Barclays PLC Senior Notes 3.38% due 04/02/2025	EUR	300,000	399,889
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,041,654
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		2,300,000	2,551,946
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 3.75% due 03/26/2025		250,000	276,305
Deutsche Bank AG FRS Senior Notes 1.51% (3 ML+1.29%) due 02/04/2021		1,600,000	1,600,096
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		400,000	420,635
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	766,287
HSBC Holdings PLC FRS Senior Notes 1.60% (3 ML+1.38%) due 09/12/2026		1,000,000	1,023,780
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	631,266
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	702,739
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.08% (3 ML+0.86%) due 07/26/2023		2,200,000	2,228,591
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	108,694
Mizuho Financial Group, Inc. FRS Senior Notes 1.22% (3 ML+1.00%) due 09/11/2024		800,000	811,308
Natwest Group PLC FRS Senior Notes 1.69% (3 ML+1.47%) due 05/15/2023		400,000	405,440
Natwest Group PLC Senior Notes 3.88% due 09/12/2023		800,000	864,171
Natwest Group PLC Senior Notes 4.27% due 03/22/2025		200,000	220,332
Natwest Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,302,676
Natwest Group PLC Sub. Notes 6.00% due 12/19/2023		300,000	339,751

390

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	$	1,000,000	$1,022,823
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	612,669
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030		800,000	791,761
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	630,810
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	946,883

			20,758,433

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	788,738

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	206,988

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*		1,000,000	1,060,832
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*		200,000	230,631

			1,291,463

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	586,631

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023		700,000	756,169

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025		700,000	744,824

Finance-Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	406,626
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	208,006
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*		1,200,000	1,266,057

Security Description		Principal Amount**	Value (Note 2)
Finance-Leasing Companies (continued)
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	$	1,200,000	$1,235,796
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	105,096
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		400,000	438,884

			3,660,465

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*		1,200,000	1,248,740

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*		1,850,000	1,857,233

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021		120,020	116,721

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,791,952
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,750
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*		200,000	214,157
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	336,812

			2,353,671

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*		900,000	1,082,227
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		900,000	916,397

			1,998,624

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,816,393

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*		200,000	201,230
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	319,763

			520,993

391

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.1%
AP Moller—Maersk A/S Senior Notes 3.75% due 09/22/2024*	$	600,000	$651,689

Total Foreign Corporate Bonds & Notes (cost $49,339,296)			52,017,884

U.S. GOVERNMENT AGENCIES — 15.8%
Federal Home Loan Mtg. Corp. — 0.8%
4.00% due 04/01/2048		160,671	172,251
4.00% due 08/01/2048		58,019	62,199
4.00% due 11/01/2048		32,043	34,309
4.00% due 01/01/2049		1,663,530	1,781,079
4.00% due 02/01/2049		166,989	178,600
4.00% due 01/01/2050		143,457	153,616
4.50% due 08/01/2048		1,795,965	2,030,026
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 5.76% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)		1,320,889	305,487
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.50% (1 ML+0.35%) due 01/15/2038(1)		788,761	788,227
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.56% due 01/15/2038(1)(2)(6)		788,761	48,808
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(2)(3)		2,700,000	2,989,886
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,113,780	1,266,632

			9,811,120

Federal National Mtg. Assoc. — 4.9%
0.38% due 08/25/2025		7,600,000	7,577,501
0.75% due 10/08/2027		2,100,000	2,092,617
0.88% due 08/05/2030		7,200,000	6,976,893
3.79% due 01/01/2029		1,800,000	2,070,969
4.00% due 07/01/2045		1,597,333	1,742,895
4.00% due 02/01/2046		1,506,892	1,640,682
4.00% due 05/01/2049		2,466,111	2,643,907
4.00% due 08/01/2048		7,991	8,569
4.00% due 09/01/2046		1,474,046	1,604,373
4.00% due 09/01/2048		58,134	62,333
4.00% due 07/01/2048		529,576	568,348
4.00% due 11/01/2048		165,569	177,564
4.00% due 03/01/2049		3,483,446	3,725,646
4.00% due 07/01/2049		880,032	943,088
4.00% due 03/01/2050		22,807	24,433
4.00% due 05/01/2050		8,895,384	9,513,871
4.00% due 06/01/2050		88,594	95,010
4.00% due 09/01/2050		18,269,316	19,539,563
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)		693,353	46,926

Security Description		Principal Amount**	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 0.48% (1 ML+0.35%) due 10/25/2040(1)	$	435,900	$436,868
Series 2007-85, Class FL 0.67% (1 ML+0.54%) due 09/25/2037(1)		1,587,116	1,612,445
Series 2012-21, Class FQ 0.68% (1 ML+0.55%) due 02/25/2041(1)		334,088	335,273

			63,439,774

Government National Mtg. Assoc. — 0.5%
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 0.75% (1 ML+0.60%) due 04/20/2066(1)		12,752	12,758
Series 2014-H02, Class FB 0.80% (1 ML+0.65%) due 12/20/2063(1)		751,113	755,134
Series 2016-H11, Class F 0.95% (1 ML+0.80%) due 05/20/2066(1)		2,059,422	2,088,905
Series 2016-H14, Class FA 0.95% (1 ML+0.80%) due 06/20/2066(1)		1,212,382	1,229,902
Series 2016-H17, Class FC 0.98% (1 ML+0.83%) due 08/20/2066(1)		2,683,762	2,726,435

			6,813,134

Uniform Mtg. Backed Securities — 9.6%
1.50% due February 15 TBA		10,300,000	10,555,488
1.50% due March 30 TBA		2,400,000	2,405,625
2.00% due March 30 TBA		27,500,000	28,320,703
2.00% due April 30 TBA		3,300,000	3,392,039
2.50% due April 30 TBA		1,100,000	1,154,570
3.00% due April 30 TBA		28,900,000	30,418,944
3.50% due March 30 TBA		15,400,000	16,381,149
4.00% due March 30 TBA		29,900,000	32,091,693

			124,720,211

Total U.S. Government Agencies (cost $203,933,304)			204,784,239

U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 5.0%
zero coupon due 08/15/2044 STRIPS		100,000	65,030
zero coupon due 05/15/2050 STRIPS		2,000,000	1,143,443
1.13% due 05/15/2040		9,980,000	9,106,750
1.38% due 11/15/2040		20,890,000	19,855,292
1.38% due 08/15/2050		4,800,000	4,272,750
2.25% due 08/15/2049		2,510,000	2,744,234
2.75% due 11/15/2047		100,000	120,090
2.88% due 11/15/2046		290,000	355,001
3.00% due 02/15/2048		4,320,000	5,429,025
3.00% due 08/15/2048		1,070,000	1,346,821
3.13% due 05/15/2048		1,320,000	1,696,303
4.25% due 05/15/2039		5,900,000	8,484,707
4.38% due 05/15/2041		5,500,000	8,139,785
4.50% due 08/15/2039		1,750,000	2,593,623

			65,352,854

392

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description			Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 10.4%
0.13% due 01/15/2024	$		17,700,000	$17,669,578
0.38% due 12/31/2025			1,020,000	1,017,131
0.50% due 01/15/2028 TIPS(9)			5,665,404	6,470,880
0.63% due 05/15/2030			240,000	230,963
0.88% due 11/15/2030			8,300,000	8,132,703
1.63% due 08/15/2029			1,500,000	1,582,793
1.75% due 02/28/2022(8)			2,500,000	2,543,945
1.75% due 12/31/2026			3,800,000	4,055,461
1.88% due 03/31/2022			50,300,000	51,327,613
1.88% due 04/30/2022			9,700,000	9,912,566
1.88% due 07/31/2022			3,200,000	3,284,125
1.88% due 08/31/2022			14,200,000	14,592,719
1.88% due 07/31/2026			4,400,000	4,721,062
2.00% due 12/31/2021			2,600,000	2,645,094
2.00% due 11/15/2026			4,700,000	5,080,406
2.25% due 04/30/2021(8)			651,000	654,401
2.38% due 05/15/2029			1,200,000	1,338,469

				135,259,909

Total U.S. Government Treasuries (cost $197,183,328)				200,612,763

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 4.88% due 09/23/2032*			1,200,000	1,279,800
Government of Israel Senior Notes 3.88% due 07/03/2050			700,000	829,416
Government of Romania Bonds 2.63% due 12/02/2040*		EUR	400,000	505,943
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060			300,000	360,774
Republic of Indonesia Senior Notes 4.45% due 02/11/2024			2,200,000	2,424,307
Republic of Peru Senior Notes 5.94% due 02/12/2029*		PEN	2,900,000	975,386
Republic of Peru Senior Notes 5.94% due 02/12/2029		PEN	1,500,000	504,510
Republic of Peru Senior Notes 6.15% due 08/12/2032*		PEN	700,000	231,121
State of Israel Senior Notes 3.38% due 01/15/2050			700,000	762,132
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*			2,400,000	2,407,704

Total Foreign Government Obligations (cost $9,897,758)				10,281,093

MUNICIPAL BONDS & NOTES — 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds 0.45% due 01/01/2050*			1,100,000	1,100,275

Security Description			Shares/ Principal Amount**	Value (Note 2)
Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025	$		1,900,000	$1,954,074
Miami-Dade, Florida Aviation Revenue Revenue Bonds Series C 3.86% due 10/01/2029			400,000	457,832
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds 2.01% due 05/01/2025			700,000	742,546
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026			500,000	533,910
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033			1,000,000	1,260,270
University of California Revenue Bonds Series BG 1.61% due 05/15/2030			380,000	382,622

Total Municipal Bonds & Notes (cost $6,218,690)				6,431,529

LOANS(10)(11)(12) — 0.0%
Computer Services — 0.0%
Austin Bidco, Inc. FRS BTL-B 4.36% (1ML+4.25%) due 02/11/2028 (cost $394,000)			400,000	401,000

OPTIONS — PURCHASED†(13) — 0.9%
Exchanged-Traded Put Option — Purchased (cost $10,590,488)			795	12,253,600

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 6.50% due 03/29/2021†(14)		EUR	945,450	1,502,455
Truist Financial Corp. Series Q 5.10% due 03/01/2030(14)			1,300,000	1,466,140

				2,968,595

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.60% due 12/17/2030(14)			600,000	608,250

Electric-Integrated — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(14)			500,000	525,370

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(14)			500,000	491,866

Total Preferred Securities/Capital Securities (cost $3,994,902)				4,594,081

Total Long-Term Investment Securities (cost $642,814,548)				662,612,626

393

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description		Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 54.4%
U.S. Government Treasuries — 54.4%
United States Cash Management Bills — 0.6%
0.08% due 07/06/2021	$	7,500,000	$7,497,674

United States Treasury Bills — 53.8%
0.08% due 03/16/2021		169,500,000	169,487,852
0.08% due 04/29/2021		1,600,000	1,599,758
0.08% due 05/27/2021		6,700,000	6,698,448
0.09% due 05/20/2021		27,400,000	27,393,732
0.09% due 02/25/2021		119,300,000	119,296,024
0.09% due 03/04/2021		110,000,000	109,994,790
0.09% due 03/11/2021		18,100,000	18,099,093
0.10% due 02/18/2021(8)		36,600,000	36,599,265
0.10% due 07/22/2021		33,000,000	32,988,832
0.11% due 02/04/2021(8)		40,500,000	40,499,848
0.12% due 04/22/2021		136,100,000	136,081,854

			698,739,496

Total Short-Term Investment Securities (cost $706,202,011)			706,237,170

REPURCHASE AGREEMENTS — 3.9%
Agreement with JPMorgan Chase, bearing interest at 0.07% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $26,200,153 and collateralized by $24,259,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2046 and having an approximate value of $26,755,940		26,200,000	26,200,000
Agreement with Toronto-Dominion Bank, bearing interest at 0.07% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $24,400,142 and collateralized by $18,396,358 of United States Treasury Inflation Protected Securities, bearing interest at 1.00% due 02/15/2046 and having an approximate value of $24,869,235		24,400,000	24,400,000

Total Repurchase Agreements (cost $50,600,000)			50,600,000

TOTAL INVESTMENTS (cost $1,399,616,559) (15)		109.3%	1,419,449,796
Liabilities in excess of other assets		(9.3)	(121,199,399)

NET ASSETS		100.0%	$1,298,250,397

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $107,384,811 representing 8.3% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Securities classified as Level 3 (see Note 2).
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2021.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$2,600	265	$98,427,360	$1,910,129	$2,314,775	$404,646
S&P 500 Index	December 2021	2,950	265	98,427,360	3,268,255	3,818,650	550,395
S&P 500 Index	December 2021	3,325	265	98,427,360	5,412,104	6,120,175	708,071

					$10,590,488	$12,253,600	$1,663,112

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(14)	Perpetual maturity—maturity date reflects the next call date.
(15)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

394

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

COFI —11th District Cost of Funds

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.45% versus U.S. Treasury Bonds maturing on 04/21/2021	Bank of America	April 2021	0.45%	$17,200	$7,740	$5,452	$2,288

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/19/2021	Bank of America	May 2021	0.90%	$16,900	$18,490	$25,678	$(7,188)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 05/21/2021	Bank of America	May 2021	0.85%	17,200	20,640	29,668	(9,028)

					$39,130	$55,346	$(16,216)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1,509	Long	S&P 500 E-Mini Index	March 2021	$275,741,741	$279,557,340	$3,815,599

629	Long	Russell 2000 E-Mini Index	March 2021	60,327,994	65,044,890	4,716,896

1,828	Long	MSCI EAFE	March 2021	191,771,973	193,356,700	1,584,727

46	Short	Euro-OAT	March 2021	9,342,530	9,326,395	16,135

92	Short	Euro-Bund	March 2021	19,826,088	19,789,352	36,736

224	Short	U.S. Treasury Long Bonds	March 2021	39,110,427	37,793,000	1,317,427

						$11,487,520

						Unrealized (Depreciation)
82	Long	Euro-BTP	March 2021	$15,060,597	$15,026,170	$(34,427)
398	Long	U.S. Treasury 10 Year Notes	March 2021	54,915,225	54,538,438	(376,787)
53	Short	Long Gilt	March 2021	9,731,090	9,735,890	(4,800)

						$(416,014)

		Net Unrealized Appreciation (Depreciation)				$11,071,506

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

395

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	3,442,216	EUR	2,806,000	02/02/2021	$—	$(36,997)

Citibank N.A.	GBP	5,413,000	USD	7,392,163	03/02/2021	—	(25,492)
	PEN	5,797,212	USD	1,617,977	02/16/2021	24,242	—
	PEN	126,870	USD	35,209	02/24/2021	330	—
	PEN	5,797,212	USD	1,594,963	07/08/2021	2,067	—
	USD	7,391,153	GBP	5,413,000	02/02/2021	25,470	—
	USD	1,595,797	PEN	5,797,212	02/16/2021	—	(2,062)
	USD	622,494	RUB	46,330,967	02/16/2021	—	(10,924)
	USD	883,236	MXN	18,043,000	03/25/2021	—	(7,824)

						52,109	(46,302)

Goldman Sachs Bank USA	EUR	134,000	USD	162,719	02/02/2021	104	—
	GBP	5,413,000	USD	7,406,012	02/02/2021	—	(10,610)
	USD	342,384	RUB	26,105,557	02/16/2021	2,210	—
	USD	5,116,891	JPY	536,200,000	02/19/2021	2,975	—
	USD	454,870	MXN	9,873,000	03/10/2021	24,933	—

						30,222	(10,610)

Net Unrealized Appreciation/(Depreciation)						$82,331	$(93,909)

EUR	— Euro Currency	PEN	— Peruvian Sol
GBP	— British Pound Sterling	RUB	— New Russian Ruble
JPY	— Japanese Yen	USD	— United States Dollar
MXN	— Mexican Peso

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio /Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

CAD	800	03/03/2025	1.220%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	$5	$11,356

CAD	3,400	03/04/2025	1.235%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	2,564	47,337

					$2,569	$58,693

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)

EUR	6,400	06/16/2031	(0.250%)/Annually	6 Month USD EURIBOR- BBA/Semi-annually	$(14,209)	$(60,624)

			Net Unrealized Appreciation/(Depreciation)		$(11,640)	$(1,931)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate /Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX ITRAXX Investment Grade Index	1.000% /Quarterly	12/20/2023	0.5247%	$45,000	$(312,885)	$(303,660)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads

396

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$74,193,053	$1,112,324	$75,305,377
U.S. Corporate Bonds & Notes	—	95,931,060	—	95,931,060
Foreign Corporate Bonds & Notes	—	52,017,884	—	52,017,884
U.S. Government Agencies	—	204,784,239	—	204,784,239
U.S. Government Treasuries	—	200,612,763	—	200,612,763
Foreign Government Obligations	—	10,281,093	—	10,281,093
Municipal Bonds & Notes	—	6,431,529	—	6,431,529
Loans	—	401,000	—	401,000
Exchange-Traded Put Options - Purchased	12,253,600	—	—	12,253,600
Preferred Securities/Capital Securities	—	4,594,081	—	4,594,081
Short-Term Investment Securities	—	706,237,170	—	706,237,170
Repurchase Agreements	—	50,600,000	—	50,600,000

Total Investments at Value	$12,253,600	$1,406,083,872	$1,112,324	$1,419,449,796

Other Financial Instruments:†
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$2,288	$—	$2,288
Futures Contracts	11,487,520	—	—	11,487,520
Forward Foreign Currency Contracts	—	82,331	—	82,331
Centrally Cleared Interest Rate Swap Contracts	—	58,693	—	58,693

Total Other Financial Instruments	$11,487,520	$143,312	$—	$11,630,832

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$16,216	$—	$16,216
Futures Contracts	416,014	—	—	416,014
Forward Foreign Currency Contracts	—	93,909	—	93,909
Centrally Cleared Interest Rate Swap Contracts	—	60,624	—	60,624
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	303,660	—	303,660

Total Other Financial Instruments	$416,014	$474,409	$—	$890,423

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

397

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.7%
Pipelines	6.4
Real Estate Investment Trusts	6.0
Medical-Hospitals	3.6
Airlines	2.7
Satellite Telecom	2.3
Independent Power Producers	2.3
Registered Investment Companies	2.1
Cruise Lines	2.1
Metal-Copper	2.0
Cable/Satellite TV	2.0
Casino Hotels	2.0
Finance-Consumer Loans	2.0
Telephone-Integrated	1.9
Auto-Cars/Light Trucks	1.9
Oil-Field Services	1.7
Protection/Safety	1.5
Distribution/Wholesale	1.5
Metal-Iron	1.3
Hotels/Motels	1.2
Finance-Mortgage Loan/Banker	1.2
Security Services	1.1
Internet Content-Entertainment	1.1
Aerospace/Defense-Equipment	1.1
Retail-Petroleum Products	1.1
Containers-Paper/Plastic	1.1
Electric-Generation	1.1
Television	1.1
Real Estate Management/Services	1.0
Resorts/Theme Parks	1.0
Rental Auto/Equipment	1.0
Theaters	1.0
Commercial Services	1.0
Agricultural Chemicals	0.9
Broadcast Services/Program	0.9
Chemicals-Specialty	0.9
Computer Services	0.9
Batteries/Battery Systems	0.9
Auto-Heavy Duty Trucks	0.9
Food-Wholesale/Distribution	0.8
Retail-Restaurants	0.8
Commercial Services-Finance	0.8
Food-Misc./Diversified	0.8
Vitamins & Nutrition Products	0.7
Food-Retail	0.7
E-Commerce/Services	0.7
Electronic Parts Distribution	0.7
Casino Services	0.7
Recycling	0.6
Transport-Air Freight	0.6
Coal	0.6
Medical-Drugs	0.6
Diversified Financial Services	0.6
Oil Companies-Integrated	0.6
Transport-Equipment & Leasing	0.6
Medical-Generic Drugs	0.6
Finance-Auto Loans	0.6
Paper & Related Products	0.6
Food-Dairy Products	0.5
Computers-Integrated Systems	0.5
Finance-Credit Card	0.5

Non-Hazardous Waste Disposal	0.5%
Building Products-Doors & Windows	0.5
Steel-Producers	0.5
Auction Houses/Art Dealers	0.5
Building & Construction Products-Misc.	0.5
Diversified Minerals	0.5
Human Resources	0.5
Research & Development	0.5
Applications Software	0.5
Containers-Metal/Glass	0.5
Retail-Pawn Shops	0.5
Computers	0.5
Cellular Telecom	0.5
Enterprise Software/Service	0.5
Telecom Services	0.5
Building-Residential/Commercial	0.5
Motion Pictures & Services	0.4
Cosmetics & Toiletries	0.4
Retail-Appliances	0.4
Finance-Investment Banker/Broker	0.4
Multimedia	0.4
Real Estate Operations & Development	0.4
Poultry	0.4
Consumer Products-Misc.	0.4
Electronic Components-Semiconductors	0.4
Internet Telephone	0.3
Computer Software	0.3
Oil Refining & Marketing	0.3
Electric-Integrated	0.3
Medical Labs & Testing Services	0.3
Financial Guarantee Insurance	0.3
Direct Marketing	0.3
Oil Field Machinery & Equipment	0.3
Retail-Pet Food & Supplies	0.1

100.8%

Credit Quality#†

Baa	1.8%
Ba	41.0
B	43.0
Caa	11.1
Not Rated@	3.1

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

398

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 80.0%
Aerospace/Defense-Equipment — 1.1%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,700,000	$1,763,750
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,419,000	1,522,175

		3,285,925

Airlines — 2.4%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,020,000	2,343,402
Delta Air Lines, Inc. Senior Notes 3.75% due 10/28/2029	309,000	302,999
Delta Air Lines, Inc. Senior Notes 4.38% due 04/19/2028	408,000	416,508
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,915,000	2,220,598
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	942,000	911,503
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024	884,000	872,110

		7,067,120

Applications Software — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,383,000	1,466,270

Auction Houses/Art Dealers — 0.5%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,497,300

Auto-Cars/Light Trucks — 1.9%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	2,868,442
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,336,435
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	403,690

		5,608,567

Auto-Heavy Duty Trucks — 0.9%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,434,000	1,431,311
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,090,000	1,160,850

		2,592,161

Batteries/Battery Systems — 0.9%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,160,000	1,186,100

Security Description	Principal Amount	Value (Note 2)
Batteries/Battery Systems (continued)
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	$1,348,000	$1,417,085

		2,603,185

Broadcast Services/Program — 0.9%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	219,000	220,188
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,314,000	2,433,634

		2,653,822

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,476,313

Building Products-Doors & Windows — 0.5%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,441,000	1,523,857

Cable/Satellite TV — 1.5%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,310,000	1,354,212
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,219,631
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	797,475
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,110,000	1,170,717

		4,542,035

Casino Hotels — 1.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	1,001,000	1,029,779
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	825,000	911,625
Genting New York LLC/GENNY Capital, Inc. Senior Notes 3.30% due 02/15/2026*	1,250,000	1,257,983

		3,199,387

Casino Services — 0.7%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,835,000	1,941,485

Chemicals-Specialty — 0.9%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,207,500
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,390,000	1,433,437

		2,640,937

399

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	$1,765,000	$1,804,712

Commercial Services — 1.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	787,000	788,574
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	723,000	773,918
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,267,301

		2,829,793

Commercial Services-Finance — 0.8%
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	1,485,000	1,472,006
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	823,000	857,978

		2,329,984

Computer Services — 0.9%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,063,000	1,130,766
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	354,000	377,789
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,076,000	1,106,935

		2,615,490

Computers — 0.5%
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,385,000	1,440,746

Computers-Integrated Systems — 0.5%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,042,000	1,062,840
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	516,000	570,825

		1,633,665

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,028,000	1,084,540

Cosmetics & Toiletries — 0.4%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,320,000	1,247,400

Security Description	Principal Amount	Value (Note 2)
Direct Marketing — 0.3%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	$794,000	$858,513

Distribution/Wholesale — 1.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,455,000	1,448,525
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,422,000	1,459,328
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,409,720

		4,317,573

E-Commerce/Services — 0.7%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,981,000	2,085,002

Electric-Generation — 1.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,470,064
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,674,235

		3,144,299

Electric-Integrated — 0.3%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	891,280

Electronic Components-Semiconductors — 0.4%
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	1,025,000	1,062,156

Electronic Parts Distribution — 0.7%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,769,000	2,037,219

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,348,000	1,408,660

Finance-Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,656,780

Finance-Consumer Loans — 1.5%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,997,000	1,962,052
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	734,000	715,650
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	207,000	227,700

400

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$1,259,000	$1,444,703

		4,350,105

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,629,075

Finance-Investment Banker/Broker — 0.4%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,103,000	1,139,267

Finance-Mortgage Loan/Banker — 1.2%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	998,000	1,064,118
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	1,435,000	1,524,687
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	967,435

		3,556,240

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	770,000	866,250

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(3)	110,000	111,409

Food-Misc./Diversified — 0.8%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,540,000	1,590,050
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	621,000	696,273

		2,286,323

Food-Retail — 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	953,644
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	278,000	287,382
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	913,701

		2,154,727

Food-Wholesale/Distribution — 0.8%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,450,000	1,443,656

Security Description	Principal Amount	Value (Note 2)
Food-Wholesale/Distribution (continued)
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	$899,000	$959,782

		2,403,438

Hotels/Motels — 1.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,405,000	1,468,225
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,975,000	2,181,733

		3,649,958

Human Resources — 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,401,000	1,473,152

Independent Power Producers — 2.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	1,735,000	1,687,287
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,524,313
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	507,000	518,610
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,515,019
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,456,650

		6,701,879

Internet Content-Entertainment — 1.1%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	2,746,000	3,319,131

Internet Telephone — 0.3%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	805,000	809,106
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*	211,000	216,275

		1,025,381

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	872,505

Medical-Generic Drugs — 0.6%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,556,000	1,673,587

Medical-Hospitals — 3.6%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	277,000	291,543

401

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	$1,385,000	$1,478,487
CHS/Community Health Systems, Inc.* Senior Sec. Notes 5.63% due 03/15/2027	1,375,000	1,443,750
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	725,000	737,456
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,075,000	2,151,102
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,013,000	1,031,994
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,604,452
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,833,000	1,920,067

		10,658,851

Metal-Copper — 1.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	720,483
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	685,000	742,581
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	282,000	298,828
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	282,000	313,098
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,158,485

		3,233,475

Metal-Iron — 0.7%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	925,000	945,813
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,106,000	1,190,100

		2,135,913

Multimedia — 0.4%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,100,000	1,122,000

Non-Hazardous Waste Disposal — 0.5%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,471,000	1,544,550

Oil Companies-Exploration & Production — 5.5%
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	909,000	929,453

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Apache Corp. Senior Notes 4.38% due 10/15/2028	$1,206,000	$1,206,000
Apache Corp. Senior Notes 4.63% due 11/15/2025	173,000	176,568
Apache Corp. Senior Notes 4.75% due 04/15/2043	867,000	823,650
Apache Corp. Senior Notes 4.88% due 11/15/2027	203,000	208,583
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,475,000	1,456,857
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	2,324,000	1,440,880
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	332,000	340,300
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	802,000	868,005
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	811,960
Hilcorp Energy I LP /Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	644,928
Hilcorp Energy I LP /Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,308,000	1,327,620
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	493,000	486,838
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	998,611
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	762,102
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,588,837
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	825,000	866,250
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	850,000	888,080
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	552,000	590,698

		16,416,220

Oil Refining & Marketing — 0.3%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,622,000	941,125

402

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	$1,386,000	$1,454,815
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	1,137,000	1,192,713
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	2,332,000	967,780
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,380,709

		4,996,017

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,600,000	1,655,520

Pipelines — 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	676,000	676,000
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,124,000	1,161,002
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	647,000	693,597
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,349,519
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,019,000	1,062,521
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	941,760
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	418,470
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,274,800
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	832,770
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	805,600
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,077,394
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,120,156

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	$1,775,000	$1,792,395
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	624,133
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	983,430
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,241,000	1,299,948

		19,113,495

Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,085,484

Protection/Safety — 1.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,980,703
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,497,686
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	975,000	1,038,375

		4,516,764

Real Estate Investment Trusts — 6.0%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,784,674
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,283,212
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	179,000	182,580
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,693,363
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	630,062
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	949,135
iStar, Inc. Senior Notes 4.25% due 08/01/2025	464,000	455,880
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,901,000	1,839,845

403

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	$1,477,000	$1,660,798
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	624,000	632,490
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,153,334
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	1,465,000	1,534,587
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,302,000	1,473,407
Service Properties Trust Senior Notes 4.75% due 10/01/2026	267,000	257,655
Service Properties Trust Senior Notes 4.95% due 10/01/2029	170,000	161,967
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	138,775
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,744,488
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	285,000	296,400

		17,872,652

Real Estate Management/Services — 1.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,335,696
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,747,468

		3,083,164

Real Estate Operations & Development — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,092,000	1,093,365

Recycling — 0.6%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,803,000	1,868,359

Rental Auto/Equipment — 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,356,000	1,743,440

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	$1,298,000	$1,319,910

		3,063,350

Research & Development — 0.5%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	302,000	316,723
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,151,750

		1,468,473

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,413,625
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,485,000	1,500,295
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	146,000	157,315

		3,071,235

Retail-Appliances — 0.4%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,206,000	1,199,970

Retail-Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,452,207

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	404,000	404,000

Retail-Petroleum Products — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	210,000	210,000
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,265,863

		1,475,863

Retail-Restaurants — 0.8%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	869,440
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,445,000	1,517,250

		2,386,690

Satellite Telecom — 0.8%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,108,000	2,382,820

404

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.6%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	$1,020,000	$1,064,018
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	804,000	854,250

		1,918,268

Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,516,174

Telephone-Integrated — 1.9%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,306,894
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,587,000	1,789,009
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,408,000	1,460,800
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,072,413

		5,629,116

Television — 1.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,266,300
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,713,320
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	128,000	129,280
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	185,000	194,250

		3,303,150

Theaters — 0.5%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	250,000	251,875
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	1,123,000	1,125,808

		1,377,683

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,820,000

Vitamins & Nutrition Products — 0.5%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,489,000	1,572,287

Total U.S. Corporate Bonds & Notes (cost $227,530,452)		237,136,843

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 16.8%
Agricultural Chemicals — 0.9%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$1,427,000	$1,451,972
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,338,000	1,388,175

		2,840,147

Airlines — 0.3%
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	991,892	1,028,468

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,366,145

Cable/Satellite TV — 0.5%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,375,000	1,409,375

Casino Hotels — 0.9%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,108,000	1,165,283
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,465,000	1,477,507

		2,642,790

Cellular Telecom — 0.5%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,358,000	1,423,198

Computer Software — 0.3%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	970,000	1,008,800

Containers-Metal/Glass — 0.5%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,345,000	1,459,325

Containers-Paper/Plastic — 1.1%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,419,000	1,498,819
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,654,522

		3,153,341

Cruise Lines — 2.1%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	306,675
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,774,425
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	475,200

405

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines (continued)
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	$1,395,000	$1,440,338
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	228,000	228,000
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,960,000	1,901,925

		6,126,563

Diversified Financial Services — 0.6%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,626,000	1,715,430

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,474,174

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	1,399,000	1,458,458

Medical-Drugs — 0.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	440,360
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	1,515,000	1,283,962

		1,724,322

Metal-Copper — 0.9%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	1,051,000	1,094,354
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,638,000	1,673,020

		2,767,374

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,883,766

Motion Pictures & Services — 0.4%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,335,000	1,363,369

Oil Companies-Exploration & Production — 1.2%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,086,000	2,148,789
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	1,332,000	1,375,290

		3,524,079

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.6%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	$1,553,000	$1,700,989

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,717,010

Satellite Telecom — 1.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,629,000	1,740,261
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	821,521
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,950,000	2,065,206

		4,626,988

Security Services — 0.5%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	1,425,000	1,446,375

Telecom Services — 0.5%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,390,000	1,400,425

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	682,340

Total Foreign Corporate Bonds & Notes (cost $47,697,505)		49,943,251

LOANS(4)(5)(6) — 0.5%
E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien (3 ML+0.00%) 1.61% due 12/17/2022(1)(7)(8)(9)	2,913,240	21,850

Theaters — 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.88% (1 ML+2.75%) due 05/18/2025	1,736,486	1,617,826

Total Loans (cost $4,578,211)		1,639,676

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(1)(9) (cost $71,830)	54,459	9,258

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	$1,310,000	1,545,800

406

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Transport-Equipment & Leasing — 0.6%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	$1,625,000	$1,690,000

Total Preferred Securities/Capital Securities (cost $2,813,881)		3,235,800

U.S. CONVERTIBLE BONDS & NOTES — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(1)(2)(9) (cost $748,824)	828,000	828,000

ESCROWS AND LITIGATION TRUSTS — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(9)(11)	547,482	3,942
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(8)(9)(11)	750,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015*†(8)(9)(11)	1,210,000	0

Total Escrows and Litigation Trusts (cost $2,507,482)		3,942

Total Long-Term Investment Securities (cost $285,948,185)		292,796,770

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(10) (cost $6,195,960)	6,195,960	6,195,960

TOTAL INVESTMENTS (cost $292,144,145)(12)	100.8%	298,992,730
Liabilities in excess of other assets	(0.8)	(2,428,493)

NET ASSETS	100.0%	$296,564,237

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $206,505,757 representing 69.6% of net assets.
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans
RentPath LLC 1.61% due 12/17/2022	06/04/2015	1,358,240	$1,343,021
	07/20/2015	800,000	791,036
	02/14/2017	55,000	54,384
	07/13/2017	700,000	692,156

		2,913,240	2,880,597	$21,850	$0.01	0.01%
Common Stocks
Hi-Crush, Inc.	01/29/2021	54,459	71,830	9,258	0.17	0.00%
U.S. Convertible Bonds & Notes
Hi-Crush, Inc. 10.00% due 04/09/2026	10/08/2020	828,000	748,824	828,000	1.00	0.28%

				$859,108		0.29%

(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Perpetual maturity – maturity date reflects the next call date.
(4)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	Security in default of interest
(8)	Company has filed for bankruptcy protection.
(9)	Securities classified as Level 3 (see Note 2).
(10)	The rate shown is the 7-day yield as of January 31, 2021.
(11)	Security in default of interest and principal at maturity.
(12)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

407

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$237,136,843	$—	$237,136,843
Foreign Corporate Bonds & Notes	—	49,943,251	—	49,943,251
Loans:
E-Commerce/Services	—	—	21,850	21,850
Other Industries	—	1,617,826	—	1,617,826
Common Stocks	—	—	9,258	9,258
Preferred Securities/Capital Securities	—	3,235,800	—	3,235,800
U.S. Convertible Bonds & Notes	—	—	828,000	828,000
Escrows and Litigation Trusts	—	—	3,942	3,942
Short-Term Investment Securities	6,195,960	—	—	6,195,960

Total Investments at Value	$6,195,960	$291,933,720	$863,050	$298,992,730

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

408

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	8.7%
Medical-Drugs	7.5
Insurance-Life/Health	6.3
Diversified Banking Institutions	5.4
Oil Companies-Integrated	4.5
Import/Export	4.1
Metal-Diversified	3.4
Audio/Video Products	3.3
Electronic Components-Misc.	3.2
Telephone-Integrated	2.9
Diversified Manufacturing Operations	2.7
Building-Heavy Construction	2.6
Rental Auto/Equipment	2.6
Cellular Telecom	2.5
Food-Retail	2.3
Private Equity	2.2
Electronic Components-Semiconductors	2.1
Semiconductor Equipment	1.9
Water	1.9
Distribution/Wholesale	1.9
Electric-Generation	1.4
Cosmetics & Toiletries	1.4
Insurance-Property/Casualty	1.3
Insurance-Multi-line	1.3
Investment Management/Advisor Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Chemicals-Diversified	1.3
Recreational Vehicles	1.3
Building Products-Cement	1.2
Airlines	1.2
Finance-Leasing Companies	1.1
Brewery	1.1
Building & Construction Products-Misc.	1.1
Food-Misc./Diversified	1.1
Electric-Integrated	1.0
Tobacco	1.0
Containers-Paper/Plastic	1.0
Telecom Services	0.9
Diversified Financial Services	0.9
Hotels/Motels	0.8
Airport Development/Maintenance	0.8
Metal Processors & Fabrication	0.7
Food-Catering	0.7
Aerospace/Defense	0.7
Coffee	0.5
Repurchase Agreements	0.4
Medical Instruments	0.4
Oil Companies-Exploration & Production	0.3
Machinery-Electrical	0.3
U.S. Government Treasuries	0.1

99.9%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	22.9%
United Kingdom	20.5
France	12.6
Switzerland	7.6
Germany	5.6
Australia	5.5
Netherlands	4.4
Ireland	4.1
Canada	3.4
Hong Kong	3.0
South Korea	3.0
Jersey	1.9
Spain	1.4
Norway	1.1
Finland	1.0
Singapore	0.9
United States	0.8
Sweden	0.2

99.9%

*	Calculated as a percentage of net assets

409

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Australia — 5.5%
Australia & New Zealand Banking Group, Ltd.	361,488	$6,503,469
Qantas Airways, Ltd.†	946,066	3,232,898
QBE Insurance Group, Ltd.	614,459	3,742,168
Telstra Corp., Ltd.	727,590	1,728,431

		15,206,966

Canada — 3.4%
BCE, Inc.	60,500	2,566,193
Magna International, Inc.	51,512	3,627,895
Suncor Energy, Inc.	191,151	3,197,435

		9,391,523

Finland — 1.0%
Fortum Oyj	116,606	2,825,554

France — 12.6%
AXA SA	203,384	4,497,339
BNP Paribas SA†	61,250	2,949,946
Cie de Saint-Gobain†	59,237	2,948,713
Eurazeo SE†	44,403	3,110,605
Sanofi	61,597	5,787,260
TOTAL SE	73,503	3,103,012
Veolia Environnement SA	197,320	5,275,382
Vinci SA	77,158	7,159,078

		34,831,335

Germany — 5.6%
Allianz SE	16,269	3,688,010
LANXESS AG	47,450	3,576,724
Siemens AG	47,829	7,407,119
Siemens Energy AG†	23,032	852,503

		15,524,356

Hong Kong — 3.0%
AIA Group, Ltd.	675,000	8,270,380

Ireland — 4.1%
AIB Group PLC†	1,512,024	2,690,455
CRH PLC	82,767	3,408,593
Dalata Hotel Group PLC†	561,551	2,263,855
Kerry Group PLC, Class A (ISE)	11,518	1,562,236
Kerry Group PLC, Class A (LSE)	9,593	1,308,756

		11,233,895

Japan — 22.9%
Asahi Group Holdings, Ltd.	72,900	2,966,857
Hoya Corp.	34,200	4,373,621
ITOCHU Corp.	192,500	5,526,286
KDDI Corp.	73,800	2,173,145
Minebea Mitsumi, Inc.	200,200	4,457,930
Mitsubishi Corp.	231,900	5,883,560
Mizuho Financial Group, Inc.	159,690	2,130,135
Nippon Telegraph & Telephone Corp.	226,300	5,641,178
NSK, Ltd.	222,900	2,038,655
ORIX Corp.	193,200	3,132,339
Panasonic Corp.	266,300	3,451,870
Seven & i Holdings Co., Ltd.	63,200	2,400,606
Sony Corp.	58,900	5,636,410
Sumitomo Mitsui Financial Group, Inc.	145,700	4,535,140
Tokyo Electron, Ltd.	13,900	5,301,865
Yamaha Motor Co., Ltd.	152,500	3,474,496

		63,124,093

Security Description	Shares/ Principal Amount	Value (Note 2)
Jersey — 1.9%
Ferguson PLC	44,142	$5,135,779

Netherlands — 4.4%
ING Groep NV†	788,377	7,002,525
JDE Peet’s BV†	32,325	1,246,740
Koninklijke Ahold Delhaize NV	137,331	3,929,877

		12,179,142

Norway — 1.1%
DNB ASA†	153,506	2,996,571

Singapore — 0.9%
DBS Group Holdings, Ltd.	131,300	2,468,605

South Korea — 3.0%
Hana Financial Group, Inc.	82,940	2,432,471
Samsung Electronics Co., Ltd.	79,019	5,766,957

		8,199,428

Spain — 1.4%
Aena SME SA†*	13,622	2,089,630
CaixaBank SA	665,170	1,681,373

		3,771,003

Sweden — 0.2%
Skandinaviska Enskilda Banken AB, Class A†	64,350	702,986

Switzerland — 7.6%
Alcon, Inc.†	16,405	1,176,667
Novartis AG	110,531	9,998,098
Partners Group Holding AG	2,410	2,850,563
SIG Combibloc Group AG	112,089	2,669,314
UBS Group AG	287,170	4,145,723

		20,840,365

United Kingdom — 20.5%
Anglo American PLC	145,068	4,770,438
Ashtead Group PLC	140,293	7,089,740
AstraZeneca PLC	47,423	4,841,651
BAE Systems PLC	308,680	1,952,354
BP PLC	1,042,460	3,873,869
Compass Group PLC†	113,143	2,028,028
Imperial Brands PLC	135,354	2,724,039
Lloyds Banking Group PLC†	2,281,135	1,023,754
Prudential PLC	292,514	4,689,381
Quilter PLC*	1,726,071	3,662,682
Rio Tinto PLC	60,695	4,638,476
Royal Dutch Shell PLC, Class B	130,472	2,256,936
SSE PLC	194,594	3,950,742
Unilever PLC	63,362	3,683,171
Vodafone Group PLC	3,114,121	5,325,969

		56,511,230

United States — 0.3%
Ovintiv, Inc.	57,960	911,495

Total Long-Term Investment Securities (cost $243,772,638)		274,124,706

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.09% due 05/06/2021 (cost $135,969)	$136,000	135,975

410

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.4%
Agreement with Bank of America N.A., bearing interest at 0.03% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $1,238,003 and collateralized by $1,242,000 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2021 and having an approximate value of $1,258,922 (cost $1,238,000)	$1,238,000	$1,238,000

TOTAL INVESTMENTS (cost $245,146,607)(1)	99.9%	275,498,681
Other assets less liabilities	0.1	275,358

NET ASSETS	100.0%	$275,774,039

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $5,752,312 representing 2.1% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,148,300	USD	2,483,807	04/21/2021	$21,399	$—
	EUR	930,100	USD	1,127,208	03/17/2021	—	(2,593)
	USD	4,419,157	JPY	461,843,900	02/17/2021	—	(9,354)
	USD	3,058,049	EUR	2,510,800	03/17/2021	—	(8,157)
	USD	725,303	GBP	538,200	03/17/2021	12,284	—

						33,683	(20,104)

Barclays Bank PLC	CAD	800,300	USD	631,524	04/21/2021	5,579	—
	EUR	603,500	USD	734,993	03/17/2021	1,914	—
	GBP	584,300	USD	787,306	03/17/2021	—	(13,459)
	JPY	60,886,200	USD	582,592	02/17/2021	1,235	—
	USD	1,885,677	HKD	14,619,900	02/17/2021	—	(20)

						8,728	(13,479)

Citibank N.A.	CAD	2,187,100	USD	1,717,963	04/21/2021	7,346	—
	EUR	1,125,300	USD	1,370,469	03/17/2021	3,557	—
	JPY	175,726,700	USD	1,694,926	02/17/2021	17,043	—
	USD	739,388	CHF	654,500	03/17/2021	—	(3,695)
	USD	1,304,739	DKK	7,979,300	03/17/2021	—	(1,725)
	USD	1,562,020	GBP	1,159,000	03/17/2021	26,353	—
	USD	541,726	AUD	695,600	04/21/2021	—	(9,880)
	USD	148,694	CAD	189,600	04/21/2021	—	(401)

						54,299	(15,701)

Goldman Sachs International	JPY	215,012,900	USD	2,057,248	02/17/2021	4,251	—
	USD	794,217	EUR	652,200	03/17/2021	—	(1,983)
	USD	1,942,355	CAD	2,462,100	04/21/2021	—	(16,650)
	USD	375,043	ILS	1,190,500	04/21/2021	—	(11,881)

						4,251	(30,514)

HSBC Bank USA N.A.	CAD	598,800	USD	472,390	04/21/2021	4,045	—
	CHF	1,330,700	USD	1,500,092	03/17/2021	4,313	—
	GBP	1,111,200	USD	1,511,617	03/17/2021	—	(11,248)
	HKD	7,052,900	USD	909,756	02/17/2021	82	—
	JPY	112,819,100	USD	1,080,673	02/17/2021	3,448	—
	SEK	8,683,400	USD	1,036,358	03/17/2021	—	(3,272)
	USD	624,354	HKD	4,838,800	02/17/2021	—	(251)
	USD	454,051	JPY	47,446,100	02/17/2021	—	(1,023)
	USD	5,183,635	EUR	4,255,400	03/17/2021	—	(14,561)
	USD	2,094,736	AUD	2,689,800	04/21/2021	—	(38,153)

						11,888	(68,508)

411

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,590,779	04/21/2021	$14,300	$—
	CHF	1,494,700	USD	1,688,686	03/17/2021	8,563	—
	GBP	1,269,000	USD	1,710,176	03/17/2021	—	(28,949)
	HKD	6,803,200	USD	877,456	02/17/2021	—	(12)
	KRW	13,373,217,800	USD	12,062,419	02/17/2021	103,161	—
	NOK	5,482,300	USD	629,864	03/17/2021	—	(10,145)
	USD	2,623,359	JPY	274,151,800	02/17/2021	—	(5,688)
	USD	3,705,252	KRW	4,056,383,800	02/17/2021	—	(77,753)
	USD	475,440	SGD	649,000	02/17/2021	13,106	—
	USD	3,564,792	EUR	2,927,400	03/17/2021	—	(8,851)
	USD	1,047,137	AUD	1,344,500	04/21/2021	—	(19,151)
	USD	646,105	NZD	890,000	04/21/2021	—	(6,546)

						139,130	(157,095)

Morgan Stanley & Co. International PLC	EUR	615,200	USD	757,422	03/17/2021	10,133	—
	GBP	718,800	USD	976,913	03/17/2021	—	(8,180)
	JPY	184,689,500	USD	1,777,988	02/17/2021	14,526	—
	USD	2,250,745	JPY	233,759,700	02/17/2021	—	(18,748)
	USD	412,822	EUR	339,000	03/17/2021	—	(1,036)
	USD	265,487	CAD	336,500	04/21/2021	—	(2,298)

						24,659	(30,262)

NatWest Markets PLC	USD	3,818,553	SEK	31,946,400	03/17/2021	6,267	—
	USD	522,089	CAD	661,800	04/21/2021	—	(4,469)

						6,267	(4,469)

State Street Bank & Trust Co.	CAD	3,500,000	USD	2,761,291	04/21/2021	23,802	—
	CNH	2,744,700	USD	423,452	02/18/2021	—	(1,751)
	EUR	506,900	USD	617,270	03/17/2021	1,534	—
	GBP	4,182,700	USD	5,626,925	03/17/2021	—	(105,334)
	HKD	5,615,100	USD	724,218	02/17/2021	—	(11)
	USD	1,041,505	JPY	108,835,900	02/17/2021	—	(2,312)
	USD	416,165	CNH	2,744,700	02/18/2021	9,036	—
	USD	421,739	CHF	373,300	03/17/2021	—	(2,130)
	USD	1,654,716	EUR	1,352,300	03/17/2021	—	(12,065)
	USD	410,941	SEK	3,439,700	03/17/2021	882	—
	USD	3,113,115	AUD	3,997,600	04/21/2021	—	(56,607)
	USD	1,112,417	ILS	3,531,300	04/21/2021	—	(35,193)

						35,254	(215,403)

Toronto Dominion Bank	EUR	666,900	USD	812,074	03/17/2021	1,984	—

UBS AG	CAD	3,936,100	USD	3,106,789	04/21/2021	28,211	—
	USD	1,962,348	JPY	205,037,900	02/17/2021	—	(4,594)
	USD	6,692,699	EUR	5,505,000	03/17/2021	—	(5,724)
	USD	189,614	SEK	1,587,000	03/17/2021	392	—
	USD	625,450	AUD	803,200	04/21/2021	—	(11,335)

						28,603	(21,653)

Westpac Banking Corp.	AUD	1,701,000	USD	1,324,713	04/21/2021	24,153	—
	GBP	2,466,600	USD	3,303,467	03/17/2021	—	(76,931)
	USD	196,082	EUR	161,000	03/17/2021	—	(514)
	USD	465,321	CAD	591,400	04/21/2021	—	(2,764)

						24,153	(80,209)

Unrealized Appreciation (Depreciation)						$372,899	$(657,397)

412

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,986,190	$260,138,516	**	$—	$274,124,706
Short-Term Investment Securities	—	135,975		—	135,975
Repurchase Agreements	—	1,238,000		—	1,238,000

Total Investments at Value	$13,986,190	$261,512,491		$—	$275,498,681

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$372,899		$—	$372,899

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$657,397		$—	$657,397

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

413

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	29.2%
Diversified Banking Institutions	6.7
Real Estate Investment Trusts	6.1
Medical-Drugs	3.2
Banks-Commercial	2.6
Telephone-Integrated	2.0
Electronic Components-Semiconductors	2.0
Electric-Integrated	1.7
Computers	1.7
Oil Companies-Exploration & Production	1.6
Auto-Cars/Light Trucks	1.6
Cable/Satellite TV	1.3
Oil Companies-Integrated	1.3
Commercial Services-Finance	1.3
Applications Software	1.2
E-Commerce/Products	1.0
Banks-Super Regional	1.0
Tobacco	1.0
Web Portals/ISP	0.9
Food-Misc./Diversified	0.9
Finance-Credit Card	0.9
Pipelines	0.8
Data Processing/Management	0.8
Exchange-Traded Funds	0.8
Medical-Biomedical/Gene	0.8
Cellular Telecom	0.7
Cosmetics & Toiletries	0.7
Medical Instruments	0.7
Insurance-Life/Health	0.6
Medical Products	0.6
Retail-Restaurants	0.6
Brewery	0.6
Diagnostic Equipment	0.6
Pharmacy Services	0.5
Internet Content-Entertainment	0.5
Diversified Manufacturing Operations	0.5
Options Purchased	0.5
Building Products-Air & Heating	0.5
Beverages-Non-alcoholic	0.5
Retail-Apparel/Shoe	0.4
Insurance-Property/Casualty	0.4
Enterprise Software/Service	0.4
Chemicals-Diversified	0.4
Machinery-General Industrial	0.4
Retail-Gardening Products	0.4
Transport-Rail	0.4
Semiconductor Equipment	0.4
Industrial Gases	0.4
Retail-Building Products	0.4
Machinery-Construction & Mining	0.4
Networking Products	0.4
Finance-Other Services	0.3
Drug Delivery Systems	0.3
Food-Confectionery	0.3
Casino Hotels	0.3
Diversified Financial Services	0.3
Medical-HMO	0.3
Oil Refining & Marketing	0.3
Commercial Services	0.3
Broadcast Services/Program	0.3
Non-Hazardous Waste Disposal	0.3
Investment Management/Advisor Services	0.3
Transport-Services	0.3

Banks-Fiduciary	0.3%
Electronic Components-Misc.	0.3
Gold Mining	0.2
Television	0.2
Gas-Distribution	0.2
Electric-Distribution	0.2
Insurance-Multi-line	0.2
Computer Services	0.2
Retail-Discount	0.2
Food-Meat Products	0.2
Finance-Leasing Companies	0.2
Semiconductor Components-Integrated Circuits	0.2
Building-Residential/Commercial	0.2
Medical-Hospitals	0.2
Aerospace/Defense	0.2
Retail-Convenience Store	0.2
Multimedia	0.2
Electronic Forms	0.2
Distribution/Wholesale	0.2
Tools-Hand Held	0.2
Insurance Brokers	0.2
Consumer Products-Misc.	0.2
Soap & Cleaning Preparation	0.2
Internet Content-Information/News	0.2
Instruments-Controls	0.2
Building Products-Cement	0.1
Coatings/Paint	0.1
Entertainment Software	0.1
Airlines	0.1
Metal-Diversified	0.1
Rental Auto/Equipment	0.1
Electronic Measurement Instruments	0.1
Athletic Footwear	0.1
Import/Export	0.1
Containers-Metal/Glass	0.1
Building & Construction Products-Misc.	0.1
Industrial Automated/Robotic	0.1
Appliances	0.1
Diversified Minerals	0.1
Machinery-Pumps	0.1
E-Commerce/Services	0.1
Steel-Producers	0.1
Beverages-Wine/Spirits	0.1
Energy-Alternate Sources	0.1
Internet Application Software	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Finance-Investment Banker/Broker	0.1
Real Estate Operations & Development	0.1
Textile-Apparel	0.1
Paper & Related Products	0.1
Computer Data Security	0.1
Audio/Video Products	0.1
Public Thoroughfares	0.1
Cruise Lines	0.1
Machinery-Electrical	0.1
Building Societies	0.1
Computer Aided Design	0.1
Building-Heavy Construction	0.1
Retail-Major Department Stores	0.1
Toys	0.1
Dental Supplies & Equipment	0.1

97.8%

414

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Country Allocation*

United States	82.5%
United Kingdom	2.1
Japan	2.0
Switzerland	1.7
Canada	1.4
France	1.2
Ireland	1.1
Spain	0.9
Australia	0.7
Germany	0.7
Netherlands	0.5
Luxembourg	0.5
SupraNational	0.3
Denmark	0.3
Sweden	0.3
Hong Kong	0.2
Cayman Islands	0.3
Italy	0.2
Bermuda	0.1
Jersey	0.1
Guernsey	0.1
Finland	0.1
Panama	0.1
Norway	0.1
Israel	0.1
South Korea	0.1
Austria	0.1

97.8%

Credit Quality#†

Aa	1.6%
A	24.3
Baa	67.1
Ba	6.1
Not Rated@	0.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

415

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	$934,000	$960,525
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	436,568

		1,397,093

Canada — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	940,132
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	667,000	822,654
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	821,381
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	1,000,000	1,049,849

		3,634,016

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	308,019

France — 0.4%
BPCE SA Senior Notes 2.28% due 01/20/2032*	1,045,000	1,048,709
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	1,434,000	1,512,175

		2,560,884

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 4.55% due 04/17/2026	250,000	290,916

Ireland — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	812,000	799,714
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,424,000	1,559,417
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,751,295

		4,110,426

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	1,500,000	1,670,937

Security Description	Principal Amount	Value (Note 2)
Luxembourg (continued)
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	$1,049,000	$1,173,753

		2,844,690

Panama — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	379,000	430,165

Spain — 0.7%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	2,000,000	2,132,369
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	800,000	807,100
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,313,188

		4,252,657

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	120,466
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,796,022

		1,916,488

Switzerland — 0.7%
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	1,977,000	2,085,344
UBS Group AG Senior Notes 1.36% due 01/30/2027*	624,000	629,764
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,348,000	1,479,468

		4,194,576

United Kingdom — 0.6%
Lloyds Banking Group PLC Senior Notes 2.44% due 02/05/2026	1,502,000	1,579,746
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	306,000	325,213
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	786,248
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	642,000	747,827
Santander UK Group Holdings PLC Senior Notes 1.53% due 08/21/2026	432,000	436,474

		3,875,508

Total Foreign Corporate Bonds & Notes (cost $28,615,718)		29,815,438

416

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 32.2%
United States — 32.2%
7-Eleven, Inc. FRS Senior Notes 0.65% (3 ML+0.45%) due 08/10/2022*	$1,017,000	$1,017,611
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,886,000	2,085,705
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	1,462,000	1,762,672
AES Corp. Senior Notes 2.45% due 01/15/2031*	1,960,000	1,961,291
AES Corp. Senior Notes 3.30% due 07/15/2025*	834,000	906,741
Aflac, Inc. Senior Notes 3.60% due 04/01/2030	534,000	614,025
Air Products & Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	1,000,000	1,045,091
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,278,000	2,469,845
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,078,000	1,050,421
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	1,502,000	1,351,956
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	582,000	690,818
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	836,000	1,134,295
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	1,500,000	1,480,891
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,166,837
American Tower Corp. Senior Notes 2.95% due 01/15/2051	3,636,000	3,504,543
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	579,000	610,088
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	1,000,000	1,073,065
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,742,442
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,663,207
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	763,614

Security Description	Principal Amount	Value (Note 2)
United States (continued)
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	$4,523,000	$4,652,873
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,193,715
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	352,782
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,457,369
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	4,010,893
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,518,652
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	2,046,000	2,255,204
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	520,000	608,851
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	1,681,000	1,814,469
Berkshire Hathaway Energy Co. Senior Notes 3.70% due 07/15/2030*	1,000,000	1,160,257
Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,415,403
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	829,371
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	2,133,000	2,433,022
Campbell Soup Co. Senior Notes 2.38% due 04/24/2030	2,345,000	2,431,891
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	435,000	473,811
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,559,354
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050	840,000	948,406
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 2.90% due 07/01/2050	1,478,000	1,557,197
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,892,192
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	765,792

417

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Chevron Corp. Senior Notes 2.24% due 05/11/2030	$1,500,000	$1,569,697
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	785,000	885,241
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027	564,000	634,383
Citigroup, Inc. FRS Senior Notes 1.25% (3 ML+1.02%) due 06/01/2024	1,500,000	1,521,100
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,779,000	1,869,094
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	1,705,000	1,844,411
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	1,000,000	1,132,870
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,103,000	1,396,480
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	750,000	992,698
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	341,000	353,603
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	750,000	854,234
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	832,300
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,469,504
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,721,000	2,245,068
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,490,000	1,738,693
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	763,474
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,182,000	3,647,701
Discover Financial Services Senior Notes 4.50% due 01/30/2026	588,000	679,148
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	638,773
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	479,000	553,255

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Duke Realty LP Senior Notes 1.75% due 07/01/2030	$2,215,000	$2,210,195
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	712,000	742,604
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	750,000	864,377
EQT Corp. Senior Notes 6.13% due 02/01/2025	1,752,000	2,064,644
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	2,073,000	2,223,122
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,656,428
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	1,000,000	1,080,706
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,626,703
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	227,563
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,000,000	1,280,355
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	971,000	1,116,692
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	2,754,000	3,050,435
General Motors Co. Senior Notes 6.13% due 10/01/2025	2,794,000	3,367,582
General Motors Financial Co., Inc. Senior Notes 5.10% due 01/17/2024	289,000	323,012
Hess Corp. Senior Notes 3.50% due 07/15/2024	198,000	209,070
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,129,469
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	482,282
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	496,137
Intel Corp. Senior Notes 2.45% due 11/15/2029	2,240,000	2,394,941
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,520,130
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	2,000,000	2,084,909

418

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$1,000,000	$1,068,654
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,141,593
Kansas City Southern Company Guar. Notes 4.20% due 11/15/2069	546,000	622,450
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	1,668,000	1,912,550
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	1,233,000	1,199,536
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	553,000	637,730
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,585,188
LYB International Finance III LLC Company Guar. Bonds 4.20% due 05/01/2050	267,000	302,182
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,130,094
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	959,640
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	512,000	586,646
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	955,771
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	1,015,236
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	1,522,000	1,643,025
Moody’s Corp. Senior Bonds 2.55% due 08/18/2060	240,000	215,599
Moody’s Corp. Senior Notes 3.25% due 05/20/2050	1,214,000	1,284,902
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,527,651
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,193,000	2,485,546
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	500,000	581,665
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	257,794
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	838,373

Security Description	Principal Amount	Value (Note 2)
United States (continued)
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	$1,408,000	$1,377,050
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	520,000	542,422
Nucor Corp. Senior Notes 2.70% due 06/01/2030	360,000	387,496
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	2,165,000	2,381,499
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	949,688
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,601,124
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	280,707
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,728,000	1,824,305
Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	248,000	260,419
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	409,308
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	708,344
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	604,000	604,658
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	520,977
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	440,510
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	944,769
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	661,910
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,384,670
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	717,000	774,879
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	1,011,112
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	777,248

419

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	$1,000,000	$1,168,400
Southwest Airlines Co. Senior Notes 4.75% due 05/04/2023	735,000	796,357
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	207,000	237,603
Starbucks Corp. Senior Bonds 3.50% due 11/15/2050	1,877,000	2,056,174
Steel Dynamics, Inc. Senior Notes 2.40% due 06/15/2025	130,000	137,951
Stryker Corp. Senior Notes 1.15% due 06/15/2025	1,870,000	1,894,596
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	3,816,000	4,317,270
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,398,767
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	500,000	570,399
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	496,000	685,988
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	997,000	1,011,447
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	319,000	338,540
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,726,000	2,099,064
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	1,296,000	1,494,115
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,872,783
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,888,000	2,072,821
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	750,000	814,696
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,091,882
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	578,000	709,225
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	703,327

Total U.S. Corporate Bonds & Notes (cost $188,340,078)		194,466,070

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 28.6%
Australia — 0.5%
Aristocrat Leisure, Ltd.	6,333	$149,376
Australia & New Zealand Banking Group, Ltd.	11,319	203,638
Beach Energy, Ltd.	52,510	66,848
BHP Group, Ltd.	17,917	595,661
Commonwealth Bank of Australia	5,310	336,947
CSL, Ltd.	1,207	249,805
Iluka Resources, Ltd.	4,311	21,246
Lynas Corp., Ltd.†	15,705	57,066
Macquarie Group, Ltd.	1,740	173,892
National Australia Bank, Ltd.	11,956	213,516
OZ Minerals, Ltd.	1,936	27,439
Perseus Mining, Ltd.†	27,451	24,246
REA Group, Ltd.	198	22,114
Rio Tinto, Ltd.	1,637	137,210
Vicinity Centres	25,665	29,882
Wesfarmers, Ltd.	6,461	268,692
Westpac Banking Corp.	11,833	190,763
WiseTech Global, Ltd.	1,061	25,274
Woodside Petroleum, Ltd.	8,464	159,180
Woolworths Group, Ltd.	3,213	100,009

		3,052,804

Austria — 0.1%
Erste Group Bank AG†	5,758	175,602
OMV AG	1,519	63,641
Raiffeisen Bank International AG†	2,113	41,226
Verbund AG	244	21,976

		302,445

Belgium — 0.0%
Ageas SA/NV	1,357	69,547
Anheuser-Busch InBev SA NV	2,380	149,467
Galapagos NV†	132	13,783
Sofina SA	48	15,539

		248,336

Bermuda — 0.1%
Assured Guaranty, Ltd.	941	33,641
Athene Holding, Ltd., Class A†	1,583	64,729
Axis Capital Holdings, Ltd.	298	13,678
Essent Group, Ltd.	1,168	48,857
Everest Re Group, Ltd.	432	91,187
Hongkong Land Holdings, Ltd.	7,300	33,793
Invesco, Ltd.	3,080	63,417
Man Wah Holdings, Ltd.	10,400	22,944
Marvell Technology Group, Ltd.	2,738	140,898
Nordic American Tankers, Ltd.	1,488	4,404
RenaissanceRe Holdings, Ltd.	327	49,194
Signet Jewelers, Ltd.	675	27,419

		594,161

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	18,869
Cia. de Saneamento do Parana (Preference Shares)	35,100	27,649

		46,518

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,034	43,076

Canada — 0.8%
Advantage Oil & Gas, Ltd.†	11,500	17,177

420

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
Bank of Montreal	2,902	$215,866
Bank of Nova Scotia	3,834	204,480
Barrick Gold Corp.	6,609	147,607
BCE, Inc.	976	41,398
Brookfield Asset Management, Inc., Class A	4,387	169,991
Canadian National Railway Co.	4,872	493,467
Canadian Natural Resources, Ltd.	4,323	97,667
Canadian Pacific Railway, Ltd.	890	299,026
Canadian Tire Corp., Ltd., Class A	271	35,139
Cenovus Energy, Inc.	3,511	20,730
Centerra Gold, Inc.	2,819	29,210
CI Financial Corp.	4,267	52,989
Cogeco Communications, Inc.	200	17,046
Constellation Software, Inc.	87	105,984
Dollarama, Inc.	4,036	157,779
Enbridge, Inc.	4,970	166,969
Fortuna Silver Mines, Inc.†	2,643	20,441
Franco-Nevada Corp.	599	71,355
Great-West Lifeco, Inc.	871	19,889
IAMGOLD Corp.†	4,844	16,440
Imperial Oil, Ltd.	2,900	55,177
Keyera Corp.	4,509	84,697
Kinross Gold Corp.	7,092	49,526
Kirkland Lake Gold, Ltd.	2,248	86,386
Lundin Mining Corp.	7,232	64,473
Magna International, Inc.	916	64,512
Manulife Financial Corp.	16,277	294,163
MEG Energy Corp.†	3,896	12,979
Parex Resources, Inc.†	3,520	53,265
Pretium Resources, Inc.†	2,004	21,627
Quebecor, Inc., Class B	954	22,829
Real Matters, Inc.†	1,400	18,338
Ritchie Bros. Auctioneers, Inc.	520	30,706
Royal Bank of Canada	3,536	286,198
Shopify, Inc., Class A†	363	395,798
SSR Mining, Inc.†	3,403	59,824
Sun Life Financial, Inc.	3,162	146,138
Suncor Energy, Inc.	9,161	153,239
TC Energy Corp.	3,222	138,102
Teck Resources, Ltd., Class B	3,741	68,340
Teranga Gold Corp.†	2,013	19,914
TFI International, Inc.	518	34,408
Topicus.com, Inc.†	161	1,237
Torex Gold Resources, Inc.†	1,307	17,212
Toromont Industries, Ltd.	306	20,541
Toronto-Dominion Bank	5,423	307,293
Tourmaline Oil Corp.	5,975	85,134
TransAlta Renewables, Inc.	916	15,401
Wesdome Gold Mines, Ltd.†	3,892	29,705
West Fraser Timber Co., Ltd.	365	23,389

		5,061,201

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd. ADR†	366	92,902
ASM Pacific Technology, Ltd.	1,400	20,366
China Conch Venture Holdings, Ltd.	9,500	45,213
China Lesso Group Holdings, Ltd.	13,000	21,553
CK Asset Holdings, Ltd.	33,500	169,863
CK Hutchison Holdings, Ltd.	8,500	58,951
Country Garden Services Holdings Co., Ltd.	8,000	65,166

Security Description	Shares	Value (Note 2)
Cayman Islands (continued)
Daqo New Energy Corp. ADR†	950	$83,657
Endeavour Mining Corp.	2,315	49,169
JS Global Lifestyle Co., Ltd.*	8,000	18,055
Tencent Holdings, Ltd.	1,600	140,069
Wharf Real Estate Investment Co., Ltd.	10,000	53,328
Xinyi Solar Holdings, Ltd.	28,000	61,869
Yadea Group Holdings, Ltd.*	14,000	36,510

		916,671

China — 0.0%
Flat Glass Group Co., Ltd.	8,000	32,623
Xinjiang Goldwind Science & Technology Co., Ltd.	10,400	22,062

		54,685

Curacao — 0.0%
Schlumberger, Ltd.	4,177	92,771

Denmark — 0.3%
Chr. Hansen Holding A/S†	856	77,345
Danske Bank A/S†	1,967	33,694
DSV PANALPINA A/S	1,356	211,475
Genmab A/S ADR†	864	34,284
Netcompany Group A/S†*	488	45,630
Novo Nordisk A/S, Class B	8,423	585,867
Orsted A/S*	1,077	203,525
Pandora A/S	328	31,636
Scandinavian Tobacco Group A/S*	2,016	36,552
SimCorp A/S	225	29,165
Vestas Wind Systems A/S	1,235	264,264

		1,553,437

Finland — 0.1%
Neste Oyj	1,475	104,216
Nokia Oyj†	32,976	158,069
Nordea Bank Abp†	9,303	75,498
UPM-Kymmene Oyj	3,170	113,049

		450,832

France — 0.8%
Air Liquide SA	1,829	298,884
AXA SA	10,203	225,614
BNP Paribas SA†	6,200	298,607
Cie de Saint-Gobain†	6,097	303,498
Cie Generale des Etablissements Michelin SCA	525	72,473
CNP Assurances†	1,005	15,245
Danone SA	2,338	155,770
Engie SA†	6,416	99,667
EssilorLuxottica SA	1,081	153,304
Eutelsat Communications SA	2,695	32,175
Faurecia SE†	844	44,317
Gaztransport Et Technigaz SA	179	16,329
Ipsen SA	590	51,550
Kering SA	234	153,556
Klepierre SA	1,603	38,576
L’Oreal SA	764	267,800
Legrand SA	1,474	135,606
LVMH Moet Hennessy Louis Vuitton SE	799	482,431
Metropole Television SA†	1,196	20,319
Orange SA	5,997	70,511
Publicis Groupe SA	1,451	75,205
Renault SA†	632	26,968

421

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Rexel SA†	2,026	$30,846
Safran SA†	855	107,825
Sanofi	6,342	595,854
Sartorius Stedim Biotech	131	54,854
Societe BIC SA	333	19,006
Societe Generale SA†	7,373	137,779
SOITEC†	99	19,925
TOTAL SE	10,530	444,536
Vinci SA	2,625	243,560
Worldline SA†*	635	53,919

		4,746,509

Germany — 0.7%
adidas AG†	469	149,075
Allianz SE	2,125	481,715
BASF SE	3,848	298,516
Bayer AG	2,429	147,164
Bayerische Motoren Werke AG	858	72,909
Daimler AG	5,817	410,239
Deutsche Bank AG†	14,559	148,281
Deutsche Telekom AG	9,721	173,358
Deutsche Wohnen SE	1,922	95,301
E.ON SE	9,376	99,347
HelloFresh SE†	417	35,259
Henkel AG & Co. KGaA (Preference Shares)	2,070	214,999
Infineon Technologies AG	4,604	185,162
KION Group AG	596	51,614
Muenchener Rueckversicherungs-Gesellschaft AG	354	94,112
Porsche Automobil Holding SE (Preference Shares)	1,312	91,601
RWE AG	2,277	97,985
SAP SE	2,716	345,743
Sartorius AG (Preference Shares)	83	41,377
Schaeffler AG (Preference Shares)	2,709	21,465
Siemens AG	2,652	410,706
Siemens Energy AG†	1,053	38,976
Varta AG†	269	48,105
VERBIO Vereinigte BioEnergie AG	1,041	52,672
Volkswagen AG (Preference Shares)	1,986	377,631
Vonovia SE	1,673	112,044

		4,295,356

Guernsey — 0.0%
Amdocs, Ltd.	2,490	175,844

Hong Kong — 0.2%
AIA Group, Ltd.	32,000	392,077
BOC Hong Kong Holdings, Ltd.	10,500	31,537
Galaxy Entertainment Group, Ltd.	14,000	108,746
Guangdong Investment, Ltd.	18,000	31,512
Henderson Land Development Co., Ltd.	7,000	28,656
Hong Kong & China Gas Co., Ltd.	95,700	137,219
Hong Kong Exchanges & Clearing, Ltd.	4,300	276,221
PCCW, Ltd.	334,000	185,877
Sino Land Co., Ltd.	14,000	19,506
Sun Hung Kai Properties, Ltd.	5,000	68,833
Swire Pacific, Ltd., Class A	5,000	31,730
Swire Properties, Ltd.	10,400	30,406

		1,342,320

Security Description	Shares	Value (Note 2)
Hungary — 0.0%
Richter Gedeon Nyrt	916	$25,857

India — 0.0%
Infosys, Ltd. ADR	4,287	72,365

Ireland — 0.4%
Accenture PLC, Class A	1,982	479,485
Aon PLC, Class A	1,350	274,185
Bank of Ireland Group PLC†	9,001	33,582
CRH PLC	4,572	188,289
Eaton Corp. PLC	1,870	220,099
Horizon Therapeutics PLC†	1,614	116,983
James Hardie Industries PLC CDI†	3,495	97,701
Jazz Pharmaceuticals PLC†	557	86,613
Linde PLC	1,364	334,726
Medtronic PLC	3,273	364,383
Smurfit Kappa Group PLC	2,397	115,309
STERIS PLC	468	87,567
Trane Technologies PLC	1,317	188,792
Willis Towers Watson PLC	395	80,161

		2,667,875

Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,754	224,056
Isracard, Ltd.	1	3
NICE, Ltd., ADR†	394	102,944

		327,003

Italy — 0.2%
Anima Holding SpA*	4,767	22,157
Assicurazioni Generali SpA	2,243	38,320
Cerved Group SpA†	2,264	19,248
DiaSorin SpA	459	100,565
Enel SpA	26,724	265,361
Intesa Sanpaolo SpA†	105,927	231,729
Italgas SpA	1,950	11,705
Mediobanca Banca di Credito Finanziario SpA†	2,337	20,839
Moncler SpA†	1,640	92,645
Telecom Italia SpA	184,398	78,922
UniCredit SpA†	14,607	133,570

		1,015,061

Japan — 2.0%
Aisin Seiki Co., Ltd.	1,600	49,228
Astellas Pharma, Inc.	21,900	355,254
Bank of Kyoto, Ltd.	600	31,808
BayCurrent Consulting, Inc.	300	44,903
Capcom Co., Ltd.	1,300	81,655
Chubu Electric Power Co., Inc.	1,900	23,230
Chugai Pharmaceutical Co., Ltd.	2,100	110,921
Credit Saison Co., Ltd.	1,200	13,849
Dai Nippon Printing Co., Ltd.	2,500	43,162
Daiichi Sankyo Co., Ltd.	4,500	144,992
Daikin Industries, Ltd.	1,300	276,777
Daiwa House REIT Investment Corp.	113	303,919
Daiwa Securities Group, Inc.	13,600	64,843
DIC Corp.	1,100	27,097
Eisai Co., Ltd.	700	51,309
FANUC Corp.	700	183,825
Fast Retailing Co., Ltd.	200	172,127
Fujitsu, Ltd.	700	106,596
GMO Payment Gateway, Inc.	200	28,471
Hisamitsu Pharmaceutical Co., Inc.	1,700	102,535

422

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	5,700	$235,433
Honda Motor Co., Ltd.	13,100	346,385
Hoya Corp.	1,700	217,402
Inpex Corp.	12,400	72,981
Isuzu Motors, Ltd.	6,100	58,613
ITOCHU Corp.	3,900	111,961
Japan Petroleum Exploration Co., Ltd.	1,700	32,314
Japan Post Bank Co., Ltd.	4,500	39,109
JFE Holdings, Inc.†	5,100	44,782
JTEKT Corp.	3,100	27,565
Kajima Corp.	3,800	51,097
Kaneka Corp.	1,000	36,105
Kao Corp.	2,000	145,572
KDDI Corp.	11,600	341,578
Keyence Corp.	800	430,353
Kobe Steel, Ltd.†	3,600	16,843
Koei Tecmo Holdings Co, Ltd.	500	28,596
Komatsu, Ltd.	8,700	239,749
Lasertec Corp.†	500	66,751
M3, Inc.	1,200	100,613
Marubeni Corp.	8,600	57,336
Mazda Motor Corp.	6,800	48,669
Medley, Inc.†	400	18,897
Mercari, Inc.†	600	28,735
Mitsubishi Gas Chemical Co., Inc.	900	20,609
Mitsubishi UFJ Financial Group, Inc.	66,400	299,172
Mitsui & Co., Ltd.	23,200	430,999
Mitsui Fudosan Co., Ltd.	4,700	96,570
Mitsui OSK Lines, Ltd.	1,300	35,367
Mizuho Financial Group, Inc.	16,600	221,430
MonotaRO Co., Ltd.	800	40,099
Murata Manufacturing Co., Ltd.	2,500	240,774
Nexon Co., Ltd.	4,900	148,954
Nidec Corp.	1,600	212,495
Nihon M&A Center, Inc.	800	46,329
Nikon Corp.	4,200	33,570
Nintendo Co., Ltd.	400	231,178
Nippon Electric Glass Co., Ltd.	1,100	24,202
Nippon Steel Corp.†	3,700	43,209
Nippon Telegraph & Telephone Corp.	13,400	334,033
Nippon Yusen KK	2,000	46,210
Nissan Motor Co., Ltd.†	11,700	59,811
Nomura Holdings, Inc.	27,500	145,734
Obayashi Corp.	8,000	67,640
Odakyu Electric Railway Co., Ltd.	4,000	116,295
Oji Holdings Corp.	4,700	28,489
Olympus Corp.	4,100	74,262
Ono Pharmaceutical Co., Ltd.	7,000	209,624
Oriental Land Co., Ltd.	900	140,901
ORIX Corp.	4,400	71,337
Orix JREIT, Inc.	117	196,178
Osaka Gas Co., Ltd.	1,200	22,135
Recruit Holdings Co., Ltd.	4,400	191,708
Resona Holdings, Inc.	8,400	29,352
Sekisui Chemical Co., Ltd.	13,100	236,757
Sekisui House, Ltd.	3,000	58,038
Seven & i Holdings Co., Ltd.	3,300	125,348
Shimizu Corp.	9,100	64,440
Shin-Etsu Chemical Co., Ltd.	1,100	191,557
Shiseido Co., Ltd.	1,800	118,121
SMC Corp.	200	121,388
Sojitz Corp.	18,400	42,756

Security Description	Shares	Value (Note 2)
Japan (continued)
Sony Corp.	4,100	$392,348
Subaru Corp.	2,200	42,401
Sumitomo Corp.	13,400	178,176
Sumitomo Electric Industries, Ltd.	6,700	89,514
Sumitomo Mitsui Financial Group, Inc.	5,100	158,745
Sumitomo Rubber Industries, Ltd.	2,400	22,135
Suzuki Motor Corp.	1,800	81,331
Sysmex Corp.	900	104,909
T&D Holdings, Inc.	4,000	47,401
Taisei Corp.	1,100	35,713
Takeda Pharmaceutical Co., Ltd.	4,300	150,768
Tokyo Electron, Ltd.	400	152,572
Toppan Printing Co., Ltd.	3,800	54,207
Toshiba Corp.	1,300	42,591
Tosoh Corp.	1,400	24,159
Toyo Tire Corp.	1,300	19,837
Toyota Motor Corp.	6,400	447,532
Toyota Tsusho Corp.	1,400	54,941
Ube Industries, Ltd.	1,400	26,651
Workman Co., Ltd.	300	24,712
Yamaha Motor Co., Ltd.	2,200	50,124
Yokogawa Electric Corp.	6,900	149,557
Zenkoku Hosho Co., Ltd.	900	40,333

		12,221,668

Jersey — 0.1%
Clarivate PLC†	1,450	41,963
Experian PLC	3,274	114,512
Ferguson PLC	1,105	128,563
Glencore PLC†	35,547	119,549
Man Group PLC	13,010	26,036
Novocure, Ltd.†	204	32,836
Polymetal International PLC	1,803	39,045
WPP PLC	5,662	59,105

		561,609

Luxembourg — 0.0%
ArcelorMittal SA†	2,308	50,207
Subsea 7 SA†	2,749	25,442
Tenaris SA	3,693	28,658

		104,307

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	7,482

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	20,845

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	6,637
Kimberly-Clark de Mexico SAB de CV, Class A	14,900	26,174
Wal-Mart de Mexico SAB de CV	6,500	18,509

		51,320

Netherlands — 0.5%
ABN AMRO Bank NV CVA†*	4,886	50,969
Aegon NV	6,024	24,833
AerCap Holdings NV†	788	30,133
Airbus SE†	1,524	153,534
ASML Holding NV	1,637	871,579
ASR Nederland NV	1,954	75,603
BE Semiconductor Industries NV	610	41,877

423

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Euronext NV*	806	$86,833
EXOR NV	658	48,956
ING Groep NV†	26,573	236,027
Intertrust NV†*	775	11,846
Just Eat Takeaway.com NV†*	714	81,915
Koninklijke Ahold Delhaize NV	4,793	137,157
Koninklijke Philips NV†	2,929	159,633
LyondellBasell Industries NV, Class A	966	82,844
NN Group NV	2,680	111,099
NXP Semiconductors NV	1,062	170,419
Prosus NV	3,038	352,982
Signify NV†*	1,883	89,540
Stellantis NV† (Euronext Paris)	6,100	92,637
Stellantis NV (Borsa Italiana)	2,214	33,611
Wolters Kluwer NV	1,545	128,235

		3,072,262

New Zealand — 0.0%
Spark New Zealand, Ltd.	45,125	155,278
Xero, Ltd.†	272	26,901

		182,179

Norway — 0.1%
Equinor ASA	11,739	209,913
Kahoot! AS†	1,213	15,258
Norsk Hydro ASA	5,827	25,841
Telenor ASA	6,944	114,956
Yara International ASA	828	38,628

		404,596

Poland — 0.0%
KGHM Polska Miedz SA†	389	19,440

Puerto Rico — 0.0%
First BanCorp/Puerto Rico	3,422	31,140

Russia — 0.0%
Lukoil PJSC ADR	498	35,572

Singapore — 0.0%
City Developments, Ltd.	2,500	13,584
Oversea-Chinese Banking Corp., Ltd.	3,100	23,938

		37,522

South Africa — 0.0%
Anglo American Platinum, Ltd.	429	42,563
Impala Platinum Holdings, Ltd.	3,383	45,953
Northam Platinum, Ltd.†	3,928	49,130
Vodacom Group, Ltd.	4,129	33,747

		171,393

South Korea — 0.1%
Hanwha Solutions Corp.†	564	25,128
Hyundai Motor Co.	180	36,497
Kia Motors Corp.	1,430	104,774
KT&G Corp.†	354	25,345
LG Corp.†	390	34,428
LG Electronics, Inc.	339	46,111
SK Hynix, Inc.	335	36,465

		308,748

Spain — 0.2%
Amadeus IT Group SA	1,398	88,494
Banco Bilbao Vizcaya Argentaria SA	8,632	39,311
Banco Santander SA†	80,996	236,893

Security Description	Shares	Value (Note 2)
Spain (continued)
Iberdrola SA	18,581	$251,991
Industria de Diseno Textil SA	4,540	134,697
Mediaset Espana Comunicacion SA†	7,195	37,067
Red Electrica Corp. SA	2,271	43,118
Repsol SA	10,480	102,741

		934,312

Sweden — 0.3%
Assa Abloy AB, Class B	5,871	145,359
Atlas Copco AB, Class A	4,828	262,808
Embracer Group AB†	998	22,564
Epiroc AB, Class A	2,788	53,514
Essity AB, Class B	7,350	234,462
Evolution Gaming Group AB*	893	87,058
Hennes & Mauritz AB, Class B†	3,155	67,203
MIPS AB	427	25,293
Nibe Industrier AB, Class B	1,501	50,165
Sinch AB†*	78	11,492
Stillfront Group AB†	3,210	34,147
Swedish Match AB	2,064	159,126
Telefonaktiebolaget LM Ericsson, Class B	19,066	240,859
Volvo AB, Class B†	6,212	153,525

		1,547,575

Switzerland — 1.0%
ABB, Ltd.	8,994	265,446
Chubb, Ltd.	1,355	197,383
Cie Financiere Richemont SA	2,338	217,234
Credit Suisse Group AG	24,450	322,242
EMS-Chemie Holding AG	41	38,649
Garmin, Ltd.	1,639	188,255
Geberit AG	186	113,842
Givaudan SA	61	246,194
Logitech International SA	560	58,394
Lonza Group AG	203	129,857
Nestle SA	13,069	1,464,076
Novartis AG	11,011	996,002
Roche Holding AG	3,299	1,137,107
Sika AG	693	188,469
UBS Group AG	14,418	208,145
Zurich Insurance Group AG	676	269,130

		6,040,425

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	251	30,502

Thailand — 0.0%
Energy Absolute PCL NVDR	23,900	51,529
TTW PCL NVDR	80,600	32,807

		84,336

United Kingdom — 1.4%
Admiral Group PLC	327	12,906
Anglo American PLC	5,018	165,013
Ashtead Group PLC	2,949	149,028
AstraZeneca PLC	6,068	619,512
Auto Trader Group PLC*	4,980	38,457
Aviva PLC	30,722	140,375
BAE Systems PLC	11,289	71,401
Barclays PLC†	144,160	263,724
Beazley PLC	2,605	11,106
BP PLC	83,267	309,427

424

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	7,836	$285,197
Britvic PLC	3,514	36,016
BT Group PLC†	37,826	65,027
Centrica PLC†	48,422	34,311
Compass Group PLC†	5,013	89,855
Croda International PLC	1,207	103,873
Diageo PLC	15,396	621,302
Diploma PLC	1,536	48,736
Direct Line Insurance Group PLC	6,008	24,660
Gamma Communications PLC	865	19,007
GlaxoSmithKline PLC	27,382	508,678
Gulf Keystone Petroleum, Ltd.†	9,222	16,857
HSBC Holdings PLC† (OTC US)	13,200	70,820
HSBC Holdings PLC† (SEHK)	86,802	454,614
IG Group Holdings PLC	2,789	28,642
Imperial Brands PLC	7,391	148,746
ITV PLC†	44,511	64,500
J Sainsbury PLC	12,243	40,970
Johnson Matthey PLC	1,766	71,312
Legal & General Group PLC	43,231	144,291
Liberty Global PLC, Class A†	3,809	91,949
Lloyds Banking Group PLC†	356,844	160,149
London Stock Exchange Group PLC	967	114,986
M&G PLC	10,764	25,919
Meggitt PLC†	9,355	50,436
National Grid PLC	13,267	154,221
Natwest Group PLC†	50,514	101,532
Prudential PLC	8,003	128,299
Rathbone Brothers PLC	817	17,999
Reckitt Benckiser Group PLC	4,694	398,637
RELX PLC	10,087	250,209
Rightmove PLC†	1,619	13,283
Rio Tinto PLC	6,119	467,631
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	3,849	70,995
Royal Dutch Shell PLC, Class A (LSE)	9,660	175,786
Royal Dutch Shell PLC, Class B	26,338	455,601
Royal Mail PLC†	2,061	11,412
RWS Holdings PLC	2,422	19,512
Sage Group PLC	2,189	17,670
Standard Chartered PLC†	32,342	196,388
Tronox Holdings PLC, Class A	876	13,447
Ultra Electronics Holdings PLC	1,429	39,048
Unilever PLC	14,482	844,118
Vistry Group PLC†	1,961	22,622
Vodafone Group PLC	112,574	192,531

		8,692,743

United States — 18.4%
3M Co.	3,570	627,106
Abbott Laboratories	6,302	778,864
AbbVie, Inc.	9,169	939,639
ACM Research, Inc., Class A†	194	17,460
Activision Blizzard, Inc.	3,473	316,043
AdaptHealth Corp.†	411	15,729
Adobe, Inc.†	2,145	984,062
ADT, Inc.	2,774	25,049
Advanced Micro Devices, Inc.†	3,314	283,811
AES Corp.	1,414	34,487
Affiliated Managers Group, Inc.	654	72,064
Aflac, Inc.	1,674	75,631
AGCO Corp.	585	64,877
Agilent Technologies, Inc.	1,682	202,126

Security Description	Shares	Value (Note 2)
United States (continued)
Air Lease Corp.	497	$19,696
Air Products & Chemicals, Inc.	635	169,393
Alexion Pharmaceuticals, Inc.†	833	127,724
Align Technology, Inc.†	436	229,066
Allison Transmission Holdings, Inc.	1,711	69,638
Allstate Corp.	775	83,065
Ally Financial, Inc.	1,942	73,485
Alnylam Pharmaceuticals, Inc.†	504	75,842
Alphabet, Inc., Class A†	478	873,478
Alphabet, Inc., Class C†	1,691	3,104,236
Altria Group, Inc.	9,171	376,745
Amazon.com, Inc.†	1,356	4,347,607
AMC Networks, Inc., Class A†	403	19,916
American Express Co.	2,573	299,137
American Financial Group, Inc.	347	32,667
American Tower Corp.	1,019	231,680
Ameriprise Financial, Inc.	1,064	210,534
Amgen, Inc.	3,264	788,028
Analog Devices, Inc.	1,315	193,739
Antero Resources Corp.†	2,614	18,141
Anthem, Inc.	896	266,094
Apple, Inc.	59,039	7,790,786
Applied Materials, Inc.	3,811	368,447
Arcturus Therapeutics Holdings, Inc.†	345	24,999
Argonaut Gold, Inc.†	10,300	18,687
Arista Networks, Inc.†	209	64,280
Artisan Partners Asset Management, Inc., Class A	864	41,818
AT&T, Inc.	22,458	642,973
Autodesk, Inc.†	1,150	319,044
Automatic Data Processing, Inc.	1,409	232,654
AutoNation, Inc.†	717	51,108
AutoZone, Inc.†	108	120,784
Avangrid, Inc.	453	20,960
Bank of America Corp.	22,078	654,613
Bank of New York Mellon Corp.	7,782	309,957
Baxter International, Inc.	1,475	113,324
Becton Dickinson & Co.	778	203,673
Berkshire Hathaway, Inc., Class B†	3,311	754,478
Berry Global Group, Inc.†	600	29,622
Big Lots, Inc.	422	25,185
Biogen, Inc.†	403	113,892
BlackRock, Inc.	319	223,702
Blackstone Group, Inc., Class A	1,918	128,870
Boeing Co.	1,282	248,952
Bonanza Creek Energy, Inc.†	1,408	29,089
Booking Holdings, Inc.†	132	256,652
BorgWarner, Inc.	3,728	156,539
Boston Beer Co., Inc., Class A†	67	61,432
Boston Scientific Corp.†	4,549	161,217
Brighthouse Financial, Inc.†	1,014	35,855
Brinker International, Inc.	539	31,736
Bristol-Myers Squibb Co.	12,190	748,832
Broadcom, Inc.	1,559	702,329
Broadridge Financial Solutions, Inc.	530	74,894
Brooks Automation, Inc.	196	14,849
Brown & Brown, Inc.	821	35,377
Brunswick Corp.	550	47,553
Cabot Oil & Gas Corp.	1,507	27,623
Capital One Financial Corp.	2,081	216,965
CareDx, Inc.†	290	22,165
Catalyst Pharmaceuticals, Inc.†	4,511	16,420
Caterpillar, Inc.	1,354	247,565

425

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Cboe Global Markets, Inc.	452	$41,462
CDK Global, Inc.	999	49,850
Centene Corp.†	1,730	104,319
Century Communities, Inc.†	451	21,170
Cerner Corp.	1,387	111,113
Change Healthcare, Inc.†	2,233	53,279
Charles Schwab Corp.	4,567	235,383
Charter Communications, Inc., Class A†	385	233,911
Chemed Corp.	104	53,862
Chemours Co.	1,895	49,914
Chevron Corp.	4,112	350,342
Chipotle Mexican Grill, Inc.†	91	134,680
Church & Dwight Co., Inc.	1,237	104,440
Cigna Corp.	935	202,942
Cimarex Energy Co.	1,171	49,393
Cintas Corp.	408	129,793
Cisco Systems, Inc.	21,318	950,356
Citigroup, Inc.	9,051	524,867
Citizens Financial Group, Inc.	1,110	40,448
Clorox Co.	1,008	211,136
CME Group, Inc.	858	155,933
CNX Resources Corp.†	6,108	77,388
Coca-Cola Co.	19,743	950,625
Cognex Corp.	662	54,370
Cognizant Technology Solutions Corp., Class A	1,514	118,016
Colgate-Palmolive Co.	7,359	574,002
Comcast Corp., Class A	11,897	589,734
Conagra Brands, Inc.	1,962	67,885
ConocoPhillips	6,514	260,755
Copart, Inc.†	860	94,385
Corning, Inc.	5,647	202,558
Corteva, Inc.	2,513	100,168
CoStar Group, Inc.†	139	125,060
Costco Wholesale Corp.	1,097	386,616
Crowdstrike Holdings, Inc., Class A†	311	67,114
Crown Castle International Corp.	1,271	202,419
CSX Corp.	2,270	194,664
Curtiss-Wright Corp.	424	44,007
CVS Health Corp.	2,835	203,128
D.R. Horton, Inc.	3,523	270,566
Danaher Corp.	1,887	448,804
Deere & Co.	1,356	391,613
Deluxe Corp.	664	22,503
Devon Energy Corp.	4,124	67,881
DexCom, Inc.†	246	92,213
Diamondback Energy, Inc.	864	48,980
Digital Realty Trust, Inc.	735	105,803
Digital Turbine, Inc.†	841	48,114
Discover Financial Services	2,539	212,108
Discovery, Inc., Class A†	5,440	225,325
DocuSign, Inc.†	858	199,820
Dollar General Corp.	673	130,973
Dollar Tree, Inc.†	784	79,701
Dominion Energy, Inc.	2,838	206,862
Donaldson Co., Inc.	333	19,794
Dow, Inc.	2,780	144,282
Duke Energy Corp.	1,379	129,626
DuPont de Nemours, Inc.	2,226	176,856
Dynatrace, Inc.†	534	22,166
eBay, Inc.	5,478	309,562

Security Description	Shares	Value (Note 2)
United States (continued)
Ecolab, Inc.	758	$155,019
Edison International	1,338	77,818
Edwards Lifesciences Corp.†	2,841	234,610
eHealth, Inc.†	252	12,058
Electronic Arts, Inc.	883	126,446
Eli Lilly & Co.	4,801	998,464
Emerson Electric Co.	1,531	121,485
Enphase Energy, Inc.†	355	64,734
Entegris, Inc.	356	35,027
EOG Resources, Inc.	2,468	125,769
EPAM Systems, Inc.†	389	133,983
EQT Corp.	3,407	55,568
Equinix, Inc.	220	162,791
Equitable Holdings, Inc.	3,726	92,330
Equity LifeStyle Properties, Inc.	3,496	212,697
Estee Lauder Cos., Inc., Class A	571	135,127
Etsy, Inc.†	305	60,722
Evergy, Inc.	3,483	187,142
Eversource Energy	1,932	169,050
Exact Sciences Corp.†	296	40,599
Exelon Corp.	3,724	154,769
eXp World Holdings, Inc.†	175	18,653
Exxon Mobil Corp.	9,104	408,223
Facebook, Inc., Class A†	8,991	2,322,645
FactSet Research Systems, Inc.	366	110,656
Fastenal Co.	6,204	282,840
Federated Hermes, Inc.	2,777	74,979
FedEx Corp.	1,238	291,351
Fidelity National Information Services, Inc.	2,104	259,760
Fifth Third Bancorp	1,773	51,293
First American Financial Corp.	272	14,223
Fiserv, Inc.†	1,608	165,126
Five9, Inc.†	66	10,973
Foot Locker, Inc.	730	31,989
Ford Motor Co.	12,659	133,299
FormFactor, Inc.†	607	24,808
Fortinet, Inc.†	738	106,825
Franklin Resources, Inc.	2,240	58,890
Frontdoor, Inc.†	900	49,536
Generac Holdings, Inc.†	717	176,683
General Dynamics Corp.	1,048	153,721
General Electric Co.	19,059	203,550
General Mills, Inc.	4,610	267,841
General Motors Co.	4,660	236,169
Gentex Corp.	3,365	111,213
Gilead Sciences, Inc.	4,835	317,176
Global Payments, Inc.	1,637	288,963
Goldman Sachs Group, Inc.	972	263,577
Group 1 Automotive, Inc.	144	19,817
H&R Block, Inc.	2,771	47,744
Halozyme Therapeutics, Inc.†	491	23,367
Hanesbrands, Inc.	2,576	39,387
Hartford Financial Services Group, Inc.	878	42,162
HCA Healthcare, Inc.	896	145,582
HEICO Corp.	152	17,896
Hershey Co.	1,074	156,203
Hess Corp.	1,351	72,927
Hewlett Packard Enterprise Co.	6,045	74,595
Hill-Rom Holdings, Inc.	208	19,976
Home Depot, Inc.	3,550	961,411
Honeywell International, Inc.	1,625	317,476

426

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Houlihan Lokey, Inc.	1,262	$81,841
Howmet Aerospace, Inc.	1,389	34,142
HP, Inc.	9,594	233,518
Humana, Inc.	357	136,770
Huntington Bancshares, Inc.	5,538	73,240
IAC/InterActiveCorp†	291	61,095
IDEXX Laboratories, Inc.†	218	104,352
Illinois Tool Works, Inc.	2,063	400,655
Illumina, Inc.†	341	145,416
Incyte Corp.†	758	68,031
Inphi Corp.†	261	44,007
Intel Corp.	17,567	975,144
Intercontinental Exchange, Inc.	1,651	182,188
International Business Machines Corp.	2,261	269,308
International Flavors & Fragrances, Inc.	394	44,278
International Paper Co.	4,318	217,239
Interpublic Group of Cos., Inc.	1,214	29,221
Intuit, Inc.	1,516	547,625
Intuitive Surgical, Inc.†	382	285,598
IPG Photonics Corp.†	117	26,141
IQVIA Holdings, Inc.†	580	103,124
Jack Henry & Associates, Inc.	343	49,663
JB Hunt Transport Services, Inc.	230	30,972
Johnson & Johnson	10,758	1,754,953
JPMorgan Chase & Co.	8,993	1,157,129
KeyCorp	2,633	44,392
Keysight Technologies, Inc.†	744	105,343
Kimberly-Clark Corp.	3,761	496,828
Kinder Morgan, Inc.	7,710	108,557
KLA Corp.	502	140,595
Kraft Heinz Co.	2,274	76,202
Kroger Co.	2,095	72,278
L3Harris Technologies, Inc.	635	108,909
Lam Research Corp.	750	362,962
Landstar System, Inc.	162	22,583
Las Vegas Sands Corp.	1,740	83,677
Lear Corp.	840	126,638
Lennar Corp., Class A	2,123	176,527
Liberty Broadband Corp., Class C†	1,246	181,978
Liberty Media Corp.—Liberty Formula One, Series C†	2,706	108,862
Lincoln National Corp.	2,243	102,034
LiveRamp Holdings, Inc.†	262	19,836
Lockheed Martin Corp.	558	179,576
Lowe’s Cos., Inc.	1,849	308,506
Lululemon Athletica, Inc.†	254	83,485
Magnolia Oil & Gas Corp., Class A†	1,665	14,103
Malibu Boats, Inc., Class A†	368	25,800
Marathon Oil Corp.	7,707	55,799
Marathon Petroleum Corp.	2,188	94,434
Marriott International, Inc., Class A	1,357	157,833
Marsh & McLennan Cos., Inc.	3,669	403,260
Mastercard, Inc., Class A	3,114	984,927
Matador Resources Co.†	2,601	39,743
Match Group, Inc.†	729	101,958
MaxLinear, Inc.†	600	18,834
McDonald’s Corp.	2,299	477,824
McKesson Corp.	513	89,503
MDC Holdings, Inc.	729	37,923
Medifast, Inc.	203	47,638

Security Description	Shares	Value (Note 2)
United States (continued)
MercadoLibre, Inc.†	101	$179,731
Merck & Co., Inc.	12,487	962,373
Meritage Homes Corp.†	404	32,425
MetLife, Inc.	2,954	142,235
MGIC Investment Corp.	4,853	56,877
Microchip Technology, Inc.	1,067	145,229
Micron Technology, Inc.†	5,667	443,556
Microsoft Corp.	25,792	5,982,712
Moderna, Inc.†	2,399	415,411
Mondelez International, Inc., Class A	3,736	207,124
Monolithic Power Systems, Inc.	105	37,305
Monster Beverage Corp.†	2,940	255,280
Moody’s Corp.	1,039	276,644
Moog, Inc., Class A	252	18,615
Morgan Stanley	3,003	201,351
Mosaic Co.	1,559	40,472
MSCI, Inc.	284	112,265
Murphy Oil Corp.	1,676	20,732
National Fuel Gas Co.	591	23,794
Netflix, Inc.†	1,128	600,536
Newmont Corp.	2,926	174,390
NextEra Energy, Inc.	7,316	591,645
NIKE, Inc., Class B	5,182	692,263
Norfolk Southern Corp.	832	196,868
Northrop Grumman Corp.	385	110,345
NortonLifeLock, Inc.	3,441	72,502
Novavax, Inc.†	943	208,346
NVIDIA Corp.	1,997	1,037,621
NVR, Inc.†	35	155,627
O’Reilly Automotive, Inc.†	211	89,774
Okta, Inc.†	693	179,494
Old Dominion Freight Line, Inc.	191	37,054
Omnicom Group, Inc.	3,134	195,499
Onto Innovation, Inc.†	797	43,078
Oracle Corp.	12,682	766,373
Otis Worldwide Corp.	1,197	77,386
Ovintiv, Inc.	2,728	42,993
Palo Alto Networks, Inc.†	572	200,629
Paychex, Inc.	1,318	115,088
Paycom Software, Inc.†	100	37,974
PayPal Holdings, Inc.†	4,168	976,604
PDC Energy, Inc.†	4,103	89,076
PepsiCo, Inc.	6,975	952,576
PerkinElmer, Inc.	377	55,445
Pfizer, Inc.	23,887	857,543
Philip Morris International, Inc.	6,470	515,335
Phillips 66	1,250	84,750
Pioneer Natural Resources Co.	509	61,538
Plains GP Holdings LP, Class A	2,072	17,902
PNC Financial Services Group, Inc.	865	124,145
Pool Corp.	285	100,941
Power Integrations, Inc.	273	21,990
PRA Group, Inc.†	546	18,002
Principal Financial Group, Inc.	2,696	132,832
Procter & Gamble Co.	10,571	1,355,308
Progressive Corp.	1,695	147,787
Prologis, Inc.	2,125	219,300
Proofpoint, Inc.†	151	19,491
Prudential Financial, Inc.	1,133	88,691
Public Storage	598	136,117
PulteGroup, Inc.	2,699	117,406
Qorvo, Inc.†	855	146,102
QUALCOMM, Inc.	4,942	772,336

427

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Quest Diagnostics, Inc.	1,295	$167,249
Quidel Corp.†	266	66,758
Radian Group, Inc.	3,108	59,674
Range Resources Corp.†	2,234	20,575
Raytheon Technologies Corp.	3,935	262,583
Regeneron Pharmaceuticals, Inc.†	201	101,272
Reinsurance Group of America, Inc.	241	25,317
Renewable Energy Group, Inc.†	581	52,058
Republic Services, Inc.	2,398	217,067
Resideo Technologies, Inc.†	864	19,958
ResMed, Inc.	373	75,186
Reynolds Consumer Products, Inc.	689	20,670
RingCentral, Inc., Class A†	273	101,807
Roper Technologies, Inc.	899	353,226
Ross Stores, Inc.	1,276	142,006
RPM International, Inc.	1,644	135,581
S&P Global, Inc.	710	225,070
salesforce.com, Inc.†	2,524	569,313
Sarepta Therapeutics, Inc.†	494	44,164
SBA Communications Corp.	373	100,214
SEI Investments Co.	1,685	89,052
Sempra Energy	1,518	187,868
ServiceNow, Inc.†	495	268,864
Sherwin-Williams Co.	256	177,101
Simon Property Group, Inc.	3,727	346,350
Simpson Manufacturing Co., Inc.	275	25,300
Skyworks Solutions, Inc.	825	139,631
Snap, Inc., Class A†	3,322	175,867
SolarEdge Technologies, Inc.†	157	45,268
Southern Co.	3,492	205,749
Southwestern Energy Co.†	5,374	20,260
Splunk, Inc.†	548	90,436
Square, Inc., Class A†	1,037	223,951
SS&C Technologies Holdings, Inc.	1,499	94,257
Starbucks Corp.	3,018	292,173
State Street Corp.	3,807	266,490
Stryker Corp.	1,484	327,979
Synchrony Financial	3,010	101,286
Sysco Corp.	1,570	112,271
T-Mobile US, Inc.†	925	116,624
T. Rowe Price Group, Inc.	1,583	247,708
Take-Two Interactive Software, Inc.†	871	174,592
Tapestry, Inc.	675	21,344
Target Corp.	1,150	208,345
TechTarget, Inc.†	232	17,330
TEGNA, Inc.	2,643	42,367
Teradyne, Inc.	432	49,023
Tesla, Inc.†	2,411	1,913,201
Texas Instruments, Inc.	2,265	375,288
Thermo Fisher Scientific, Inc.	1,693	862,922
TJX Cos., Inc.	3,659	234,322
Toll Brothers, Inc.	1,204	61,524
Toro Co.	971	91,517
Trade Desk, Inc., Class A†	168	128,686
TransDigm Group, Inc.†	185	102,357
Trex Co., Inc.†	449	41,205
Truist Financial Corp.	6,565	314,989
Twilio, Inc., Class A†	342	122,925
Twitter, Inc.†	3,534	178,573
Uber Technologies, Inc.†	2,375	120,959
Ultra Clean Holdings, Inc.†	477	18,412

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Union Pacific Corp.	1,647	$325,233
United Parcel Service, Inc., Class B	3,331	516,305
UnitedHealth Group, Inc.	3,598	1,200,221
Universal Display Corp.	252	58,167
Unum Group	2,906	67,506
US Bancorp	6,628	284,010
Valero Energy Corp.	1,282	72,343
Veeva Systems, Inc., Class A†	828	228,892
Ventas, Inc.	1,950	89,837
VeriSign, Inc.†	578	112,172
Verisk Analytics, Inc.	731	134,138
Verizon Communications, Inc.	18,333	1,003,732
Vertex Pharmaceuticals, Inc.†	708	162,189
Vertiv Holdings Co.	2,750	55,330
VF Corp.	1,246	95,780
ViacomCBS, Inc., Class B	2,537	123,044
Viatris, Inc.†	10,483	178,106
Virtus Investment Partners, Inc.	66	13,860
Visa, Inc., Class A	6,288	1,215,156
Vontier Corp.†	1,662	53,899
Walgreens Boots Alliance, Inc.	2,015	101,254
Walmart, Inc.	2,589	363,729
Walt Disney Co.†	5,117	860,526
Waste Management, Inc.	3,296	366,911
Waters Corp.†	153	40,495
WEC Energy Group, Inc.	836	74,320
Wells Fargo & Co.	15,179	453,549
Welltower, Inc.	2,068	125,321
WESCO International, Inc.†	540	41,099
West Pharmaceutical Services, Inc.	248	74,274
Western Digital Corp.	1,462	82,501
Western Union Co.	6,576	146,448
Weyerhaeuser Co.	4,771	148,807
Whirlpool Corp.	285	52,751
Workday, Inc., Class A†	790	179,749
WW Grainger, Inc.	411	149,764
Xilinx, Inc.	866	113,074
YETI Holdings, Inc.†	801	52,722
Yum! Brands, Inc.	1,254	127,268
Zebra Technologies Corp., Class A†	150	58,175
Zimmer Biomet Holdings, Inc.	714	109,720
Zoetis, Inc.	1,282	197,748
Zoom Video Communications, Inc., Class A†	399	148,456
Zscaler, Inc.†	216	43,135
Zynga, Inc., Class A†	11,712	116,066

		110,959,237

Total Common Stocks (cost $143,601,031)		172,604,340

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
United Kingdom — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(1)	$790,000	841,382

United States — 1.4%
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	674,072
Progressive Corp. Series B 5.38% due 03/15/2023(1)	1,507,000	1,582,350

428

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
United States (continued)
Prudential Financial, Inc. 4.50% due 09/15/2047	$642,000	$695,919
Sempra Energy 4.88% due 10/15/2025(1)	141,000	151,927
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	862,368
State Street Corp Series H 5.63% due 12/15/2023(1)	362,000	380,100
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,747,929

		8,094,665

Total Preferred Securities/Capital Securities (cost $8,457,731)		8,936,047

EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P 500 ETF	252	93,623
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	175,186	4,849,149

Total Exchange-Traded Funds (cost $4,703,711)		4,942,772

OPTIONS—PURCHASED†(2) — 0.5%
Exchange-Traded Put Options — Purchased (cost $3,125,643)	845	3,159,100

Security Description	Shares	Value (Note 2)
RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Solutions Corp.† Expires 02/15/2021 (cost $0)	88	$386

Total Long-Term Investment Securities (cost $376,843,912)		413,924,153

SHORT-TERM INVESTMENT SECURITIES — 29.2%
Registered Investment Companies — 29.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.08%(3) (cost $176,179,611)	176,189,026	176,241,883

TOTAL INVESTMENTS (cost $553,023,523)(4)	97.8%	590,166,036
Other assets less liabilities	2.2	13,512,224

NET ASSETS	100.0%	$603,678,260

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $31,368,018 representing 5.2% of net assets.
†	Non-income producing security
(1)	Perpetual maturity — maturity date reflects the next call date.

(2)	Options — Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2021	$3,030	170	$63,142,080	$634,732	$131,750	$(502,982)
S&P 500 Index	February 2021	3,130	50	18,571,200	121,186	53,250	(67,936)
S&P 500 Index	April 2021	3,200	300	111,427,200	1,252,116	1,938,000	685,884
S&P 500 Index	February 2021	3,170	65	24,142,560	119,842	79,300	(40,542)
S&P 500 Index	March 2021	3,160	260	96,570,240	997,767	956,800	(40,967)

					$3,125,643	$3,159,100	$33,457

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of January 31, 2021.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Borsa Italiana — Italian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

ETF — Exchange Traded Fund

FRS — Floating Rate Security

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

OTC US — Over-the-counter, United States

SEHK — Hong Kong Stock Exchange

The rates shown on FRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

429

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

58	Long	E-Mini Russell 2000 Index	March 2021	$5,954,631	$5,997,780	$43,149

91	Short	Euro Bund	March 2021	19,727,650	19,574,250	153,400

144	Short	Euro Stoxx 50 Index	March 2021	6,140,117	6,065,257	74,860

120	Long	MSCI Emerging Markets Index	March 2021	7,502,185	7,956,600	454,415

46	Long	Nasdaq 100 E-Mini Index	March 2021	11,409,022	11,878,350	469,328

103	Long	Nikkei 225 E-Mini Index	March 2021	26,099,093	27,092,778	993,685

716	Long	S&P 500 E-Mini Index	March 2021	131,829,765	132,646,160	816,395

3	Long	Topix Index	March 2021	501,942	516,339	14,397

173	Short	U.S. Treasury 10 Year Notes	March 2021	23,824,081	23,706,406	117,675

53	Long	U.S. Treasury 2 Year Notes	March 2021	11,701,073	11,711,757	10,684

59	Short	U.S. Ultra Bond	March 2021	12,117,176	12,078,406	38,770

						$3,186,758

						Unrealized (Depreciation)

821	Long	Euro Stoxx 50 Index	March 2021	$34,878,683	$34,580,390	$(298,293)

121	Long	FTSE 100 Index	March 2021	10,770,427	10,494,523	(275,904)

25	Long	S&P/Toronto Stock Exchange 60 Index	March 2021	4,072,988	4,000,391	(72,597)

20	Long	SPI 200 Index	March 2021	2,514,649	2,487,310	(27,339)

3	Short	Topix Index	March 2021	501,148	516,340	(15,192)

28	Short	U.S. Treasury 2 Year Notes	March 2021	6,185,440	6,187,343	(1,903)

138	Short	U.S. Treasury 5 Year Notes	March 2021	17,368,666	17,370,750	(2,084)

117	Long	U.S. Treasury Long Bonds	March 2021	20,469,924	19,740,094	(729,830)

65	Long	XAF Financial	March 2021	6,203,732	5,783,375	(420,357)

						$(1,843,499)

		Net Unrealized Appreciation (Depreciation)				$1,343,259

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	5,144,000	USD	6,245,879	02/25/2021	$260	$—
	SEK	5,965,000	USD	719,851	02/25/2021	5,849	—
	USD	6,243,581	EUR	5,144,000	02/08/2021	—	(289)

						6,109	(289)

Barclays Bank PLC	CLP	635,941,150	USD	869,485	02/08/2021	3,899	—
	RUB	20,930,000	USD	285,134	02/08/2021	8,696	—
	THB	79,179,000	USD	2,654,012	02/08/2021	8,596	—
	USD	2,658,218	MYR	10,635,000	02/08/2021	—	(33,218)
	USD	2,740,851	HUF	805,054,000	02/25/2021	—	(5,130)
	USD	16,729,959	JPY	1,735,552,534	02/25/2021	—	(157,276)
	USD	1,543,259	ZAR	23,344,703	02/25/2021	—	(4,934)

						21,191	(200,558)

Citibank N.A.	BRL	12,053,000	USD	2,237,839	02/02/2021	34,929	—
	ILS	9,733,000	USD	2,974,028	02/25/2021	8,785	—
	THB	79,179,000	USD	2,638,157	02/25/2021	—	(7,098)
	USD	2,201,099	BRL	12,053,000	02/02/2021	1,810	—
	USD	2,640,180	THB	79,179,000	02/08/2021	5,236	—
	USD	2,236,178	BRL	12,053,000	03/02/2021	—	(35,018)

						50,760	(42,116)

430

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley and Co. International PLC	AUD	5,421,000	EUR	3,432,401	02/25/2021	$23,936	$—
	AUD	2,769,000	NZD	2,977,680	02/25/2021	23,292	—
	BRL	12,053,000	USD	2,201,099	02/02/2021	—	(1,810)
	CHF	4,238,647	GBP	3,509,000	02/25/2021	46,776	—
	CLP	684,859,700	USD	938,164	02/08/2021	5,994	—
	EUR	3,893,355	JPY	491,469,000	02/25/2021	—	(34,134)
	EUR	5,052,000	USD	6,135,278	03/09/2021	—	(302)
	KRW	4,525,857,000	USD	4,181,645	02/08/2021	134,465	—
	KRW	4,525,857,000	USD	4,056,227	03/09/2021	9,070	—
	NZD	2,948,000	AUD	2,741,400	02/25/2021	—	(23,060)
	NZD	8,579,961	CAD	7,818,000	02/25/2021	—	(51,360)
	TWD	180,512,000	USD	6,468,805	02/05/2021	23,115	—
	USD	2,318,910	BRL	12,053,000	02/02/2021	—	(116,001)
	USD	5,695,002	COP	19,421,379,000	02/08/2021	—	(254,257)
	USD	4,056,336	KRW	4,525,857,000	02/08/2021	—	(9,156)
	USD	1,599,197	PHP	76,883,000	02/08/2021	452	—
	USD	3,090,694	RUB	228,495,000	02/08/2021	—	(72,793)
	USD	2,480,200	CHF	2,195,000	02/25/2021	—	(14,375)
	USD	2,752,859	CZK	59,082,000	02/25/2021	2,170	—
	USD	7,403,957	GBP	5,421,000	02/25/2021	24,464	—
	USD	2,538,875	PLN	9,463,000	02/25/2021	2,187	—
	USD	831,862	ZAR	12,570,225	02/25/2021	—	(3,532)

						295,921	(580,780)

UBS AG	CLP	695,025,150	USD	952,035	02/08/2021	6,030	—
	CLP	2,015,826,000	USD	2,750,892	03/09/2021	6,292	—
	COP	19,421,379,000	USD	5,456,976	02/08/2021	16,232	—
	EUR	5,144,000	USD	6,233,382	02/08/2021	—	(9,910)
	GBP	3,598,629	CHF	4,347,000	02/25/2021	—	(47,873)
	GBP	895,100	USD	1,218,808	03/10/2021	—	(7,844)
	JPY	512,520,190	EUR	4,060,000	02/25/2021	35,450	—
	NOK	23,399,000	USD	2,763,786	02/25/2021	31,978	—
	NZD	565,000	USD	405,443	02/25/2021	—	(568)
	USD	2,750,141	CLP	2,015,826,000	02/08/2021	—	(6,380)
	USD	2,613,622	INR	191,504,000	02/08/2021	11,220	—
	USD	3,078,833	RUB	227,495,000	02/08/2021	—	(74,140)
	USD	4,759,013	AUD	6,173,000	02/25/2021	—	(40,688)
	USD	6,139,990	CAD	7,795,000	02/25/2021	—	(43,742)
	USD	274,989	DKK	1,682,000	02/25/2021	—	(424)
	USD	15,763,775	EUR	12,953,000	02/25/2021	—	(36,811)
	USD	2,720,139	MXN	54,304,000	02/25/2021	—	(77,363)
	USD	957,960	SGD	1,272,000	02/25/2021	—	(438)
	USD	178,757	ZAR	2,709,072	02/25/2021	—	(239)
	USD	5,451,921	COP	19,421,379,000	03/09/2021	—	(17,351)
	USD	347,408	GBP	256,200	03/10/2021	3,690	—
	ZAR	38,624,000	USD	2,554,126	02/25/2021	8,954	—

						119,846	(363,771)

Net Unrealized Appreciation/(Depreciation)						$493,827	$(1,187,514)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PHP	— Philippine Peso
BRL	— Brazilian Real	ILS	— Israeli Shekel	PLN	— Polish Zloty
CAD	— Canadian Dollar	INR	— Indian Rupee	RUB	— New Russian Ruble
CHF	— Swiss Franc	JPY	— Japanese Yen	SEK	— Swedish Krona
CLP	— Chilean Peso	KRW	— South Korean Won	SGD	— Singapore Dollar
COP	— Colombian Peso	MXN	— Mexican Peso	THB	— Thai Baht
CZK	— Czech Koruna	MYR	— Malaysian Ringgit	TWD	— Taiwan Dollar
DKK	— Danish Krone	NOK	— Norwegian Krone	USD	— United States Dollar
EUR	— Euro Dollar	NZD	— New Zealand Dollar	ZAR	— South African Rand
GBP	— British Pound Sterling

431

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$29,815,438		$—	$29,815,438
U.S. Corporate Bonds & Notes	—	194,466,070		—	194,466,070
Common Stocks:
Canada	5,059,964	—		1,237	5,061,201
Other countries	115,872,272	51,670,867	**	—	167,543,139
Preferred Securities/Capital Securities	—	8,936,047		—	8,936,047
Exchange-Traded Funds	4,942,772	—		—	4,942,772
Options-Purchased	3,159,100	—		—	3,159,100
Rights	—	386		—	386
Short-Term Investment Securities	176,241,883	—		—	176,241,883

Total Investments at Value	$305,275,991	$284,888,808		$1,237	$590,166,036

Other Financial Instruments:†
Futures Contracts	$2,116,984	$1,082,943	**	$—	$3,199,927
Forward Foreign Currency Contracts	—	493,827		—	493,827

Total Other Financial Instruments	$2,116,984	$1,576,770		$—	$3,693,754

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,239,940	$616,728	**	$—	$1,856,668
Forward Foreign Currency Contracts	—	1,187,514		—	1,187,514

Total Other Financial Instruments	$1,239,940	$1,804,242		$—	$3,044,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

432

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	9.4%
Banks-Commercial	6.6
Repurchase Agreements	6.2
Real Estate Investment Trusts	5.5
Exchange-Traded Funds	2.7
Enterprise Software/Service	2.3
Medical Products	2.3
Energy-Alternate Sources	1.9
Medical-Drugs	1.7
Electronic Components-Semiconductors	1.4
Retail-Restaurants	1.3
Computer Software	1.1
Insurance-Property/Casualty	1.0
Electric-Integrated	1.0
Distribution/Wholesale	0.9
Auto/Truck Parts & Equipment-Original	0.9
Investment Management/Advisor Services	0.9
Savings & Loans/Thrifts	0.9
Building & Construction Products-Misc.	0.9
Building-Residential/Commercial	0.8
Chemicals-Specialty	0.8
Racetracks	0.8
Oil Companies-Exploration & Production	0.8
Retail-Misc./Diversified	0.8
Computer Services	0.8
Metal Processors & Fabrication	0.7
Semiconductor Equipment	0.7
Computer Data Security	0.7
Electronic Components-Misc.	0.7
Human Resources	0.7
Building & Construction-Misc.	0.7
Gas-Distribution	0.7
Medical Labs & Testing Services	0.6
Real Estate Management/Services	0.6
Applications Software	0.6
Retail-Automobile	0.6
E-Commerce/Services	0.6
Casino Services	0.6
Machinery-General Industrial	0.6
Medical Information Systems	0.6
Commercial Services	0.6
U.S. Government Treasuries	0.6
Building-Heavy Construction	0.6
Retail-Apparel/Shoe	0.5
Food-Misc./Diversified	0.5
Apparel Manufacturers	0.5
Consumer Products-Misc.	0.5
E-Commerce/Products	0.5
Finance-Investment Banker/Broker	0.4
Aerospace/Defense-Equipment	0.4
Oil-Field Services	0.4
Commercial Services-Finance	0.4
Machinery-Pumps	0.4
Chemicals-Diversified	0.4
Medical-Outpatient/Home Medical	0.4
Telecommunication Equipment	0.4
Diagnostic Kits	0.4
Engineering/R&D Services	0.4
Rental Auto/Equipment	0.4
Food-Wholesale/Distribution	0.4
Electric-Generation	0.4

Transport-Truck	0.4%
Insurance-Life/Health	0.4
Medical Instruments	0.4
Transport-Services	0.4
Footwear & Related Apparel	0.4
Water	0.4
Pastoral & Agricultural	0.4
Electronic Measurement Instruments	0.4
Diagnostic Equipment	0.3
Retail-Home Furnishings	0.3
Medical-Hospitals	0.3
Finance-Consumer Loans	0.3
Web Hosting/Design	0.3
Building-Mobile Home/Manufactured Housing	0.3
Retail-Discount	0.3
Lasers-System/Components	0.3
Computers-Integrated Systems	0.3
Consulting Services	0.3
Steel-Producers	0.3
Diversified Manufacturing Operations	0.3
Schools	0.3
Athletic Equipment	0.3
Medical-Wholesale Drug Distribution	0.3
Airlines	0.3
Networking Products	0.3
Building Products-Doors & Windows	0.3
Metal-Aluminum	0.3
Beverages-Non-alcoholic	0.3
Transport-Marine	0.3
Health Care Cost Containment	0.3
Home Furnishings	0.3
Satellite Telecom	0.3
Environmental Consulting & Engineering	0.2
Machinery-Electrical	0.2
Semiconductor Components-Integrated Circuits	0.2
Insurance-Reinsurance	0.2
Disposable Medical Products	0.2
Miscellaneous Manufacturing	0.2
Retail-Petroleum Products	0.2
Wireless Equipment	0.2
Protection/Safety	0.2
Aerospace/Defense	0.2
Resorts/Theme Parks	0.2
Data Processing/Management	0.2
Retail-Pet Food & Supplies	0.2
Metal-Iron	0.2
Auto-Heavy Duty Trucks	0.2
Telecom Services	0.2
Financial Guarantee Insurance	0.2
Steel Pipe & Tube	0.2
Computers-Other	0.2
Communications Software	0.2
Electric Products-Misc.	0.2
Finance-Mortgage Loan/Banker	0.2
Retail-Regional Department Stores	0.2
Paper & Related Products	0.2
Building Products-Air & Heating	0.2
Precious Metals	0.2
Retail-Building Products	0.2
Building Products-Wood	0.2
Machinery-Construction & Mining	0.2

433

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Gambling (Non-Hotel)	0.2%
Internet Content-Information/News	0.2
E-Marketing/Info	0.2
Insurance Brokers	0.2
Medical-Nursing Homes	0.2
Software Tools	0.2
Medical-Generic Drugs	0.2
Investment Companies	0.2
Finance-Commercial	0.2
Transport-Equipment & Leasing	0.2
Retail-Bedding	0.2
Non-Hazardous Waste Disposal	0.2
Medical-HMO	0.2
Rubber-Tires	0.2
Office Furnishings-Original	0.2
Television	0.2
Real Estate Operations & Development	0.2
Drug Delivery Systems	0.2
Golf	0.1
Cosmetics & Toiletries	0.1
Casino Hotels	0.1
Rubber/Plastic Products	0.1
Machine Tools & Related Products	0.1
Publishing-Newspapers	0.1
Retail-Vision Service Center	0.1
Wire & Cable Products	0.1
Therapeutics	0.1
Printing-Commercial	0.1
Patient Monitoring Equipment	0.1
Oil & Gas Drilling	0.1
Independent Power Producers	0.1
Batteries/Battery Systems	0.1
Appliances	0.1
Recreational Vehicles	0.1
Containers-Metal/Glass	0.1
Audio/Video Products	0.1
Tobacco	0.1
Security Services	0.1
Banks-Super Regional	0.1
Oil Refining & Marketing	0.1
Linen Supply & Related Items	0.1
Theaters	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Telephone-Integrated	0.1
Building-Maintenance & Services	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Sporting Goods	0.1
Internet Connectivity Services	0.1
Internet Security	0.1
Machinery-Farming	0.1
Coal	0.1
Electronic Security Devices	0.1
Agricultural Operations	0.1
Transport-Air Freight	0.1
Poultry	0.1
Dental Supplies & Equipment	0.1
Identification Systems	0.1
Cable/Satellite TV	0.1

Retail-Jewelry	0.1%
Filtration/Separation Products	0.1
Computer Aided Design	0.1
Food-Catering	0.1
Retail-Pawn Shops	0.1
Gold Mining	0.1
Banks-Mortgage	0.1
Firearms & Ammunition	0.1
Oil Field Machinery & Equipment	0.1
Metal Products-Distribution	0.1
Retail-Office Supplies	0.1
Advanced Materials	0.1
Steel-Specialty	0.1
Textile-Products	0.1
Gas-Transportation	0.1
Retail-Drug Store	0.1
Industrial Audio & Video Products	0.1
Quarrying	0.1
Auto Repair Centers	0.1
Food-Baking	0.1
Publishing-Books	0.1
E-Services/Consulting	0.1
Insurance-Multi-line	0.1
Electronic Connectors	0.1
Housewares	0.1
Office Automation & Equipment	0.1
Food-Retail	0.1
Retail-Gardening Products	0.1
Hazardous Waste Disposal	0.1
Physical Therapy/Rehabilitation Centers	0.1
Radio	0.1
Computers-Voice Recognition	0.1
Circuit Boards	0.1
Vitamins & Nutrition Products	0.1

100.4%

*	Calculated as a percentage of net assets

434

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.9%
Advanced Materials — 0.1%
Haynes International, Inc.	1,374	$31,863
Lydall, Inc.†	1,883	56,678
Materion Corp.	2,235	152,405

		240,946

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,447	39,503

Advertising Services — 0.0%
Fluent, Inc.†	4,604	24,953
National CineMedia, Inc.	6,853	28,543

		53,496

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,384	273,612
Kratos Defense & Security Solutions, Inc.†	13,365	354,707
National Presto Industries, Inc.	561	50,159
Park Aerospace Corp.	2,166	28,764

		707,242

Aerospace/Defense-Equipment — 0.4%
AAR Corp.	3,689	123,766
Aerojet Rocketdyne Holdings, Inc.†	7,950	413,718
Astronics Corp.†	2,613	32,558
Barnes Group, Inc.	5,173	248,666
Ducommun, Inc.†	1,185	58,468
Kaman Corp.	3,039	153,044
Moog, Inc., Class A	3,275	241,924
Triumph Group, Inc.	5,670	61,406

		1,333,550

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,059	24,071
Marrone Bio Innovations, Inc.†	7,634	12,673

		36,744

Agricultural Operations — 0.1%
Alico, Inc.	574	17,048
Andersons, Inc.	3,432	78,936
Cadiz, Inc.†	2,242	25,021
Fresh Del Monte Produce, Inc.	3,424	83,785
Limoneira Co.	1,792	28,618
Mission Produce, Inc.†	800	15,384
Tejon Ranch Co.†	2,305	36,719
Vital Farms, Inc.†	1,130	27,945

		313,456

Airlines — 0.3%
Allegiant Travel Co.	1,440	261,346
Hawaiian Holdings, Inc.	5,007	97,987
Mesa Air Group, Inc.†	3,244	21,183
SkyWest, Inc.	5,428	211,638
Spirit Airlines, Inc.†	10,808	280,359

		872,513

Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	3,081	899,590
Kontoor Brands, Inc.	5,672	204,873
Lakeland Industries, Inc.†	843	23,436
Oxford Industries, Inc.	1,805	117,758
Superior Group of Cos., Inc.	1,183	27,008
Urban Outfitters, Inc.†	7,596	208,358

		1,481,023

Security Description	Shares	Value (Note 2)
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	752	$14,431
iRobot Corp.†	3,037	364,744

		379,175

Applications Software — 0.6%
Agilysys, Inc.†	2,099	77,222
Appfolio, Inc., Class A†	1,796	274,447
BM Technologies, Inc.†	493	7,139
Brightcove, Inc.†	4,344	71,459
Cerence, Inc.†	4,047	452,900
Digi International, Inc.†	3,157	58,310
Ebix, Inc.	2,950	153,606
GTY Technology Holdings, Inc.†	4,880	36,697
IBEX, Ltd.†	550	10,131
Immersion Corp.†	1,886	23,858
Model N, Inc.†	3,753	127,527
Outset Medical, Inc.†	1,096	56,806
Park City Group, Inc.†	1,358	8,202
PDF Solutions, Inc.†	3,182	61,476
Phreesia, Inc.†	3,659	238,896
Smith Micro Software, Inc.†	3,769	23,971
Sprout Social, Inc., Class A†	3,068	202,488

		1,885,135

Athletic Equipment — 0.3%
Clarus Corp.	2,665	42,800
Nautilus, Inc.†	3,310	81,128
Vista Outdoor, Inc.†	6,422	187,330
YETI Holdings, Inc.†	8,807	579,676

		890,934

Audio/Video Products — 0.1%
Daktronics, Inc.	4,024	19,315
Sonos, Inc.†	8,875	232,081
Universal Electronics, Inc.†	1,467	79,570
VOXX International Corp.†	2,183	40,779

		371,745

Auto Repair Centers — 0.1%
Monro, Inc.	3,631	212,305

Auto-Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	1,694	34,727
Navistar International Corp.†	5,495	241,780
REV Group, Inc.	3,024	31,238
Workhorse Group, Inc.†	10,378	356,173

		663,918

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,822	92,861

Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC†	9,683	312,664
American Axle & Manufacturing, Inc.†	12,374	109,015
Cooper-Standard Holdings, Inc.†	1,843	56,230
Dana, Inc.	15,929	308,385
Dorman Products, Inc.†	2,932	266,314
Fox Factory Holding Corp.†	4,554	544,840
Gentherm, Inc.†	3,606	220,904
Meritor, Inc.†	7,637	197,111
Methode Electronics, Inc.	4,041	152,548
Miller Industries, Inc.	1,222	48,733
Modine Manufacturing Co.†	5,453	68,435
Shyft Group, Inc.	3,796	114,639

435

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Telenav, Inc.†	3,643	$17,341
Tenneco, Inc., Class A†	5,618	56,742
Visteon Corp.†	3,052	389,069

		2,862,970

Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,482	101,266
Motorcar Parts of America, Inc.†	2,067	46,776
Standard Motor Products, Inc.	2,321	91,053
XPEL, Inc.†	1,836	88,146

		327,241

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,463	122,951

Banks-Commercial — 6.6%
1st Constitution Bancorp	996	15,368
1st Source Corp.	1,806	71,066
ACNB Corp.	931	23,322
Alerus Financial Corp.	1,628	39,170
Allegiance Bancshares, Inc.	2,083	73,280
Altabancorp	1,749	56,335
Amalgamated Bank, Class A	1,456	21,345
American National Bankshares, Inc.	1,173	32,785
Ameris Bancorp	7,302	285,581
Ames National Corp.	967	21,767
Arrow Financial Corp.	1,459	42,895
Atlantic Capital Bancshares, Inc.†	2,226	39,823
Atlantic Union Bankshares Corp.	8,580	281,767
Auburn National Bancorporation, Inc.	258	10,199
BancFirst Corp.	2,066	119,064
Bancorp, Inc.†	5,675	95,170
BancorpSouth Bank	10,903	301,468
Bank First Corp.	691	45,620
Bank of Commerce Holdings	1,751	17,738
Bank of Marin Bancorp	1,456	54,076
Bank of N.T. Butterfield & Son, Ltd.	5,517	167,772
Bank of Princeton	626	14,598
Bank7 Corp.	313	5,005
BankUnited, Inc.	10,105	350,138
Bankwell Financial Group, Inc.	730	14,199
Banner Corp.	3,826	169,224
Bar Harbor Bankshares	1,627	34,997
Baycom Corp.†	1,249	18,360
BCB Bancorp, Inc.	1,582	18,161
Bogota Financial Corp.†	637	5,778
Bridgewater Bancshares, Inc.†	2,380	30,559
Bryn Mawr Bank Corp.	2,169	67,413
Business First Bancshares, Inc.	2,123	43,097
Byline Bancorp, Inc.	2,672	42,939
C&F Financial Corp.	382	15,039
Cadence BanCorp	13,575	243,264
California Bancorp, Inc.†	833	11,254
Cambridge Bancorp	701	51,524
Camden National Corp.	1,625	61,019
Capital Bancorp, Inc.†	875	12,898
Capital City Bank Group, Inc.	1,476	32,959
Capstar Financial Holdings, Inc.	1,759	25,506
Carter Bankshares, Inc.	2,495	24,975
Cathay General Bancorp	8,360	282,735
CB Financial Services, Inc.	544	9,797
CBTX, Inc.	1,945	51,192
Central Pacific Financial Corp.	3,021	60,057

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Central Valley Community Bancorp	1,164	$17,809
Century Bancorp, Inc., Class A	308	24,394
Chemung Financial Corp.	382	12,782
ChoiceOne Financial Services, Inc.	806	20,746
CIT Group, Inc.	10,861	400,771
Citizens & Northern Corp.	1,469	28,073
Citizens Holding Co.	515	10,398
City Holding Co.	1,697	117,178
Civista Bancshares, Inc.	1,739	29,650
CNB Financial Corp.	1,629	34,258
Coastal Financial Corp.†	1,001	19,820
Codorus Valley Bancorp, Inc.	1,030	16,274
Colony Bankcorp, Inc.	850	11,773
Columbia Banking System, Inc.	7,905	304,501
Community Bank System, Inc.	5,823	377,622
Community Financial Corp.	573	13,637
Community Trust Bancorp, Inc.	1,709	62,310
ConnectOne Bancorp, Inc.	4,081	86,721
County Bancorp, Inc.	540	11,680
CrossFirst Bankshares, Inc.†	5,277	60,686
Customers Bancorp, Inc.†	3,158	70,171
CVB Financial Corp.	14,230	276,489
Dime Community Bancshares, Inc.	1,837	44,878
Eagle Bancorp, Inc.	3,523	149,692
Eastern Bankshares, Inc.†	18,265	291,144
Enterprise Bancorp, Inc.	989	25,061
Enterprise Financial Services Corp.	2,648	93,501
Equity Bancshares, Inc., Class A†	1,562	34,489
Esquire Financial Holdings, Inc.†	742	16,383
Evans Bancorp, Inc.	524	15,573
Farmers & Merchants Bancorp, Inc.	1,114	25,511
Farmers National Banc Corp.	2,857	38,055
FB Financial Corp.	3,478	129,938
Fidelity D&D Bancorp, Inc.	434	21,357
Financial Institutions, Inc.	1,744	39,920
First Bancorp	3,114	106,063
First Bancorp, Inc.	1,114	26,769
First BanCorp/Puerto Rico	23,698	215,652
First Bancshares, Inc.	2,276	68,143
First Bank	1,762	15,946
First Busey Corp.	5,547	114,656
First Business Financial Services, Inc.	897	17,276
First Choice Bancorp	1,141	22,432
First Commonwealth Financial Corp.	10,521	123,411
First Community Bankshares, Inc.	1,908	40,946
First Community Corp.	788	13,388
First Financial Bancorp	10,675	195,566
First Financial Bankshares, Inc.	14,211	538,313
First Financial Corp.	1,481	56,856
First Foundation, Inc.	4,341	87,949
First Guaranty Bancshares, Inc.	402	6,432
First Internet Bancorp	1,041	31,875
First Interstate BancSystem, Inc., Class A	4,460	172,424
First Merchants Corp.	5,941	223,797
First Mid Bancshares, Inc.	1,606	54,395
First Midwest Bancorp, Inc.	12,551	207,468
First Northwest Bancorp	956	13,097
First of Long Island Corp.	2,508	41,959
First United Corp.	739	11,551
Flagstar Bancorp, Inc.	5,297	226,976
FNCB Bancorp, Inc.	1,882	11,518
Franklin Financial Services Corp.	459	12,398
Fulton Financial Corp.	17,478	234,205

436

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
FVCBankcorp, Inc.†	1,300	$20,059
German American Bancorp, Inc.	2,711	91,713
Glacier Bancorp, Inc.	10,546	491,971
Great Southern Bancorp, Inc.	1,192	58,611
Great Western Bancorp, Inc.	6,090	146,160
Guaranty Bancshares, Inc.	769	25,669
Hancock Whitney Corp.	9,495	324,159
Hanmi Financial Corp.	3,364	46,490
HarborOne Bancorp, Inc.	5,827	63,281
Hawthorn Bancshares, Inc.	644	11,824
HBT Financial, Inc.	1,077	16,080
Heartland Financial USA, Inc.	3,824	163,132
Heritage Commerce Corp.	6,402	56,210
Heritage Financial Corp.	3,965	93,574
Hilltop Holdings, Inc.	7,934	238,337
Home BancShares, Inc.	16,842	357,050
HomeStreet, Inc.	2,350	85,540
Hope Bancorp, Inc.	12,924	144,490
Horizon Bancorp, Inc.	4,708	74,528
Howard Bancorp, Inc.†	1,449	17,533
Independent Bank Corp.	3,620	271,790
Independent Bank Corp.	2,325	42,687
International Bancshares Corp.	5,875	222,134
Investar Holding Corp.	1,088	17,549
Kearny Financial Corp.	8,816	91,246
Lakeland Bancorp, Inc.	5,366	70,348
Lakeland Financial Corp.	2,722	159,781
Landmark Bancorp, Inc.	436	10,294
LCNB Corp.	1,339	20,594
Level One Bancorp, Inc.	564	11,759
Limestone Bancorp, Inc.†	576	7,517
Live Oak Bancshares, Inc.	3,119	124,386
Luther Burbank Corp.	2,019	19,766
Macatawa Bank Corp.	2,887	23,962
Mackinac Financial Corp.	984	12,320
MainStreet Bancshares, Inc.†	710	12,127
Mercantile Bank Corp.	1,740	47,241
Merchants Bancorp	961	28,657
Meridian Corp.	591	11,985
Meta Financial Group, Inc.	3,668	141,695
Metrocity Bankshares, Inc.	1,906	27,141
Metropolitan Bank Holding Corp.†	771	30,578
Mid Penn Bancorp, Inc.	764	16,625
Middlefield Banc Corp.	658	13,489
Midland States Bancorp, Inc.	2,358	43,364
MidWestOne Financial Group, Inc.	1,616	39,737
MVB Financial Corp.	1,071	24,001
National Bankshares, Inc.	704	21,824
NBT Bancorp, Inc.	4,682	154,553
Nicolet Bankshares, Inc.†	996	67,519
Northeast Bank	824	21,473
Northrim BanCorp, Inc.	674	21,649
Norwood Financial Corp.	640	15,795
Oak Valley Bancorp	752	11,694
OFG Bancorp	5,573	95,744
Ohio Valley Banc Corp.	473	10,165
Old National Bancorp	18,054	303,127
Old Second Bancorp, Inc.	3,130	30,737
OP Bancorp	1,329	10,087
Origin Bancorp, Inc.	2,420	76,448
Orrstown Financial Services, Inc.	1,197	20,720
Park National Corp.	1,578	170,440

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Partners Bancorp	1,087	$7,348
PCB Bancorp	1,372	16,244
PCSB Financial Corp.	1,583	23,326
Peapack-Gladstone Financial Corp.	2,014	47,369
Penns Woods Bancorp, Inc.	753	16,220
Peoples Bancorp of North Carolina, Inc.	492	9,889
Peoples Bancorp, Inc.	2,001	61,031
Peoples Financial Services Corp.	756	27,231
Pioneer Bancorp, Inc.†	1,277	13,345
Plumas Bancorp	512	12,749
Preferred Bank	1,517	73,256
Premier Financial Bancorp, Inc.	1,437	22,087
Premier Financial Corp.	4,076	113,150
Provident Bancorp, Inc.	1,864	21,492
QCR Holdings, Inc.	1,630	63,211
RBB Bancorp	1,828	30,345
Red River Bancshares, Inc.	543	25,293
Reliant Bancorp, Inc.	1,652	33,949
Renasant Corp.	5,995	212,223
Republic Bancorp, Inc., Class A	1,070	38,616
Republic First Bancorp, Inc.†	5,004	14,011
Richmond Mutual BanCorp, Inc.	1,331	16,850
S&T Bancorp, Inc.	4,254	108,052
Salisbury Bancorp, Inc.	279	10,231
Sandy Spring Bancorp, Inc.	5,071	168,509
SB Financial Group, Inc.	766	13,236
Seacoast Banking Corp. of Florida†	5,685	173,108
Select Bancorp, Inc.†	1,727	16,303
ServisFirst Bancshares, Inc.	5,363	220,312
Shore Bancshares, Inc.	1,313	17,397
Sierra Bancorp	1,555	34,008
Silvergate Capital Corp., Class A†	1,725	160,528
Simmons First National Corp., Class A	11,917	294,350
SmartFinancial, Inc.	1,542	30,532
South Plains Financial, Inc.	1,166	21,967
South State Corp.	7,704	537,277
Southern First Bancshares, Inc.†	799	32,040
Southern National Bancorp of Virginia, Inc.	2,181	26,325
Southside Bancshares, Inc.	3,482	109,230
Spirit of Texas Bancshares, Inc.	1,442	25,869
Standard AVB Financial Corp.	435	14,272
Sterling Bancorp, Inc.	1,802	8,433
Stock Yards Bancorp, Inc.	2,250	101,700
Summit Financial Group, Inc.	1,252	25,916
Texas Capital Bancshares, Inc.†	5,569	335,365
Tompkins Financial Corp.	1,577	105,454
Towne Bank	7,370	170,984
TriCo Bancshares	2,910	108,543
TriState Capital Holdings, Inc.†	3,036	55,711
Triumph Bancorp, Inc.†	2,497	143,178
TrustCo Bank Corp.	10,428	64,862
Trustmark Corp.	6,936	190,532
UMB Financial Corp.	4,802	340,798
United Bankshares, Inc.	13,631	431,557
United Community Banks, Inc.	8,599	256,508
United Security Bancshares	1,482	10,122
Unity Bancorp, Inc.	845	15,886
Univest Financial Corp.	3,168	71,122
Valley National Bancorp	43,867	447,882
Veritex Holdings, Inc.	5,224	133,525
Washington Trust Bancorp, Inc.	1,878	81,843
WesBanco, Inc.	7,176	208,104

437

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
West BanCorp, Inc.	1,764	$36,338
Westamerica BanCorp	2,876	160,538
Western New England Bancorp, Inc.	2,513	16,108

		20,871,953

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	1,163	20,143

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,114	256,344

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,077	250,409
National Bank Holdings Corp., Class A	3,240	107,795

		358,204

Batteries/Battery Systems — 0.1%
EnerSys	4,681	384,919

Beverages-Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	3,913	208,954
Coca-Cola Consolidated, Inc.	518	138,233
National Beverage Corp.	1,301	197,154
NewAge, Inc.†	10,424	31,793
Primo Water Corp.	17,202	265,771

		841,905

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,420	82,218

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,805	18,844
MSG Networks, Inc., Class A†	3,329	57,492

		76,336

Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,863	161,168
Builders FirstSource, Inc.†	22,448	858,636
Caesarstone, Ltd.	2,449	30,808
Forterra, Inc.†	3,202	58,597
Gibraltar Industries, Inc.†	3,589	321,682
Louisiana-Pacific Corp.	12,099	459,883
Patrick Industries, Inc.	2,458	169,749
Simpson Manufacturing Co., Inc.	4,797	441,324
Summit Materials, Inc., Class A†	12,620	259,089

		2,760,936

Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	3,955	219,226
EMCOR Group, Inc.	5,985	528,475
IES Holdings, Inc.†	895	40,704
MYR Group, Inc.†	1,793	99,709
NV5 Global, Inc.†	1,200	104,796
TopBuild Corp.†	3,643	728,418
WillScot Mobile Mini Holdings Corp.†	17,652	418,529

		2,139,857

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,521	334,554
SPX Corp.†	4,733	244,743

		579,297

Building Products-Cement — 0.0%
Concrete Pumping Holdings, Inc.†	2,860	15,615
US Concrete, Inc.†	1,758	77,862

		93,477

Security Description	Shares	Value (Note 2)
Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,832	$99,403
Cornerstone Building Brands, Inc.†	4,813	54,772
Griffon Corp.	4,799	107,786
JELD-WEN Holding, Inc.†	7,476	194,301
Masonite International Corp.†	2,682	266,859
PGT Innovations, Inc.†	6,278	130,017

		853,138

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	2,821	27,096
Research Frontiers, Inc.†	2,921	11,844

		38,940

Building Products-Wood — 0.2%
Boise Cascade Co.	4,304	204,999
UFP Industries, Inc.	6,585	355,195

		560,194

Building-Heavy Construction — 0.6%
Aegion Corp.†	3,337	61,301
Arcosa, Inc.	5,346	298,253
Construction Partners, Inc., Class A†	2,900	82,418
Dycom Industries, Inc.†	3,379	274,172
Granite Construction, Inc.	5,160	152,788
Great Lakes Dredge & Dock Corp.†	6,996	95,355
MasTec, Inc.†	6,242	481,570
Primoris Services Corp.	5,282	153,733
Sterling Construction Co., Inc.†	3,044	62,311
Tutor Perini Corp.†	4,490	66,901

		1,728,802

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,380	271,141
BrightView Holdings, Inc.†	4,502	63,839

		334,980

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	1,011	190,735
LCI Industries	2,713	351,008
Skyline Champion Corp.†	5,789	194,684
Winnebago Industries, Inc.	3,429	236,807

		973,234

Building-Residential/Commercial — 0.8%
Beazer Homes USA, Inc.†	3,139	52,170
Century Communities, Inc.†	3,218	151,053
Forestar Group, Inc.†	1,834	39,413
Green Brick Partners, Inc.†	2,615	52,038
Installed Building Products, Inc.†	2,516	264,004
KB Home	9,712	404,408
LGI Homes, Inc.†	2,453	261,760
M/I Homes, Inc.†	3,069	151,516
MDC Holdings, Inc.	5,757	299,479
Meritage Homes Corp.†	4,094	328,584
Taylor Morrison Home Corp.†	13,897	361,044
TRI Pointe Group, Inc.†	13,893	280,639

		2,646,108

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	5,082	51,278
Liberty Latin America, Ltd., Class C†	17,080	168,921
WideOpenWest, Inc.†	5,760	61,344

		281,543

438

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp.†	8,949	$404,137
Century Casinos, Inc.†	2,982	20,725

		424,862

Casino Services — 0.6%
Accel Entertainment, Inc.†	5,541	53,360
Caesars Entertainment, Inc.†	19,825	1,395,482
Everi Holdings, Inc.†	9,040	118,243
Scientific Games Corp.†	6,289	246,654

		1,813,739

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	3,015	64,280
Codexis, Inc.†	5,903	137,481
Innospec, Inc.	2,694	236,506
Koppers Holdings, Inc.†	2,266	75,413
Orion Engineered Carbons SA	6,636	101,066
Quaker Chemical Corp.	1,463	383,496
Stepan Co.	2,372	267,277

		1,265,519

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,820	47,194

Chemicals-Other — 0.0%
American Vanguard Corp.	3,176	52,563

Chemicals-Specialty — 0.8%
AgroFresh Solutions, Inc.†	3,381	6,627
Amyris, Inc.†	11,735	110,309
Balchem Corp.	3,542	379,100
Ferro Corp.†	9,013	124,289
GCP Applied Technologies, Inc.†	5,380	133,370
H.B. Fuller Co.	5,667	288,394
Hawkins, Inc.	1,066	58,555
Ingevity Corp.†	4,572	300,335
Kraton Corp.†	3,435	96,455
Minerals Technologies, Inc.	3,751	231,174
Oil-Dri Corp. of America	568	19,693
PQ Group Holdings, Inc.	4,225	58,220
Rogers Corp.†	2,051	320,100
Sensient Technologies Corp.	4,671	329,446
Tronox Holdings PLC, Class A	9,853	151,243

		2,607,310

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,002	147,537

Coal — 0.1%
Arch Resources, Inc., Class A	1,663	79,691
CONSOL Energy, Inc.†	3,295	26,755
NACCO Industries, Inc., Class A	412	9,876
Peabody Energy Corp.†	6,909	26,462
SunCoke Energy, Inc.	9,141	45,065
Warrior Met Coal, Inc.	5,661	130,316

		318,165

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,463	34,876

Coffee — 0.0%
Farmer Brothers Co.†	1,790	9,380

Commercial Services — 0.6%
Collectors Universe, Inc.	1,002	91,493
Emerald Holding, Inc.	2,690	10,921

Security Description	Shares	Value (Note 2)
Commercial Services (continued)
HMS Holdings Corp.†	9,699	$357,117
LiveRamp Holdings, Inc.†	7,059	534,437
Medifast, Inc.	1,244	291,929
National Research Corp.	1,485	67,271
PFSweb, Inc.†	1,752	12,036
Progyny, Inc.†	2,940	137,504
ServiceSource International, Inc.†	9,711	15,246
SP Plus Corp.†	2,534	73,486
Team, Inc.†	3,303	32,634
WW International, Inc.†	5,195	137,979

		1,762,053

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,962	153,924
Cass Information Systems, Inc.	1,567	63,620
CBIZ, Inc.†	5,613	145,433
EVERTEC, Inc.	6,628	229,991
Evo Payments, Inc., Class A†	4,560	104,698
Franchise Group, Inc.	2,403	87,181
Green Dot Corp., Class A†	5,667	284,653
GreenSky, Inc., Class A†	6,954	34,283
MoneyGram International, Inc.†	6,827	52,363
Priority Technology Holdings, Inc.†	840	6,586
Repay Holdings Corp.†	6,726	148,981

		1,311,713

Communications Software — 0.2%
8x8, Inc.†	11,609	409,217
Avaya Holdings Corp.†	9,108	202,562
SeaChange International, Inc.†	3,318	3,915

		615,694

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,780	267,345

Computer Data Security — 0.7%
OneSpan, Inc.†	3,675	85,701
Ping Identity Holding Corp.†	4,085	122,182
Qualys, Inc.†	3,748	518,986
Rapid7, Inc.†	5,692	494,179
SecureWorks Corp., Class A†	982	13,591
Tenable Holdings, Inc.†	7,822	387,111
Varonis Systems, Inc.†	3,431	606,498

		2,228,248

Computer Services — 0.8%
Conduent, Inc.†	18,164	87,550
ExlService Holdings, Inc.†	3,643	279,345
Insight Enterprises, Inc.†	3,815	290,322
Mastech Digital, Inc.†	436	7,111
MAXIMUS, Inc.	6,732	505,304
PAE, Inc.†	6,503	53,975
Parsons Corp.†	2,482	88,508
Perspecta, Inc.	15,329	443,775
Rimini Street, Inc.†	2,529	17,829
StarTek, Inc.†	1,921	16,790
Sykes Enterprises, Inc.†	4,204	162,232
TTEC Holdings, Inc.	1,997	150,933
Unisys Corp.†	6,811	162,715
Virtusa Corp.†	3,210	163,871

		2,430,260

Computer Software — 1.1%
Avid Technology, Inc.†	3,479	59,282
Bandwidth, Inc., Class A†	2,112	376,232

439

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software (continued)
Box, Inc., Class A†	15,576	$270,088
Cloudera, Inc.†	22,551	344,354
Cornerstone OnDemand, Inc.†	6,762	276,566
Envestnet, Inc.†	5,845	448,487
J2 Global, Inc.†	4,774	490,003
Red Violet, Inc.†	747	16,733
Simulations Plus, Inc.	1,530	121,084
Sumo Logic, Inc.†	1,565	53,852
Upland Software, Inc.†	2,925	139,493
Veritone, Inc.†	2,576	101,159
Verra Mobility Corp.†	14,721	188,429
Xperi Holding Corp.	11,500	221,490
Yext, Inc.†	11,335	191,221
Zuora, Inc., Class A†	11,061	163,150

		3,461,623

Computers-Integrated Systems — 0.3%
Cubic Corp.	3,458	211,560
Diebold Nixdorf, Inc.†	7,728	105,565
MTS Systems Corp.	2,125	124,398
NetScout Systems, Inc.†	7,771	227,185
PAR Technology Corp.†	2,097	130,559
Super Micro Computer, Inc.†	4,882	151,342

		950,609

Computers-Memory Devices — 0.0%
Quantum Corp.†	3,292	23,472

Computers-Other — 0.2%
3D Systems Corp.†	13,310	473,038
Corsair Gaming, Inc.†	2,515	95,017
ExOne Co.†	1,442	40,001
PlayAGS, Inc.†	2,929	15,084

		623,140

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,213	33,615
Mitek Systems, Inc.†	4,473	72,239

		105,854

Computers-Voice Recognition — 0.1%
Vocera Communications, Inc.†	3,537	155,451

Consulting Services — 0.3%
Acacia Research Corp.†	5,238	29,333
CRA International, Inc.	830	44,164
Forrester Research, Inc.†	1,218	48,306
Franklin Covey Co.†	1,379	33,165
GP Strategies Corp.†	1,437	17,359
Hackett Group, Inc.	2,753	37,496
Huron Consulting Group, Inc.†	2,493	132,029
ICF International, Inc.	2,003	154,491
Information Services Group, Inc.†	3,957	13,968
Kelly Services, Inc., Class A	3,703	72,283
R1 RCM, Inc.†	11,947	301,423
Vectrus, Inc.†	1,260	64,764

		948,781

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co.†	1,063	44,954
Central Garden & Pet Co., Class A†	4,350	169,650
Helen of Troy, Ltd.†	2,785	680,236
Quanex Building Products Corp.	3,616	79,516
WD-40 Co.	1,502	457,224

		1,431,580

Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,828	$127,712
Greif, Inc., Class B	658	30,071
O-I Glass, Inc.	17,254	218,091

		375,874

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,357	102,489
Pactiv Evergreen Inc†	4,354	61,522
TriMas Corp.†	4,525	143,216
UFP Technologies, Inc.†	756	34,784

		342,011

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	4,978	108,321
Edgewell Personal Care Co.	6,001	200,433
Inter Parfums, Inc.	1,956	121,624
Revlon, Inc., Class A†	757	8,706

		439,084

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,836	44,525

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	4,885	233,405
CommVault Systems, Inc.†	4,652	292,053
CSG Systems International, Inc.	3,599	155,081

		680,539

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,339	295,860

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	3,465	35,551
BioTelemetry, Inc.†	3,695	264,045
GenMark Diagnostics, Inc.†	7,666	105,867
Neogen Corp.†	5,808	469,693
Nymox Pharmaceutical Corp.†	4,656	11,128
Quanterix Corp.†	2,315	149,873
Quotient, Ltd.†	7,979	48,353

		1,084,510

Diagnostic Kits — 0.4%
Aspira Women’s Health, Inc.†	8,725	77,827
Chembio Diagnostics, Inc.†	2,175	14,333
Co-Diagnostics, Inc.†	2,922	37,519
Meridian Bioscience, Inc.†	4,661	103,008
Natera, Inc.†	8,327	887,991
OraSure Technologies, Inc.†	7,825	119,175

		1,239,853

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,569	84,781

Disposable Medical Products — 0.2%
BioLife Solutions, Inc.†	1,548	58,700
CONMED Corp.	2,992	334,805
Merit Medical Systems, Inc.†	5,964	322,950
Utah Medical Products, Inc.	376	32,588

		749,043

Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	540	15,433
Avient Corp.	10,061	386,644
Core-Mark Holding Co., Inc.	4,918	150,835
EVI Industries, Inc.†	553	19,858
Fossil Group, Inc.†	5,164	74,878

440

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
G-III Apparel Group, Ltd.†	4,844	$130,982
H&E Equipment Services, Inc.	3,526	96,894
KAR Auction Services, Inc.	14,220	262,501
Resideo Technologies, Inc.†	15,525	358,628
ScanSource, Inc.†	2,785	67,369
SiteOne Landscape Supply, Inc.†	4,836	762,541
Systemax, Inc.	1,366	52,495
Titan Machinery, Inc.†	2,096	44,645
Veritiv Corp.†	1,419	25,996
VSE Corp.	976	33,770
WESCO International, Inc.†	5,403	411,222

		2,894,691

Diversified Manufacturing Operations — 0.3%
Chase Corp.	812	81,395
Enerpac Tool Group Corp.	5,967	120,951
EnPro Industries, Inc.	2,279	164,521
Fabrinet†	4,042	319,076
Federal Signal Corp.	6,586	215,296
NL Industries, Inc.	922	4,158

		905,397

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC	1,293	19,434
Livent Corp.†	16,151	294,271
United States Lime & Minerals, Inc.	221	26,741

		340,446

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	1,213	18,159

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,222	76,659

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	18,092	79,243
BioDelivery Sciences International, Inc.†	9,878	38,030
Heron Therapeutics, Inc.†	9,646	167,455
Revance Therapeutics, Inc.†	6,927	176,223

		460,951

E-Commerce/Products — 0.5%
1-800-Flowers.com, Inc., Class A†	2,780	85,429
CarParts.com, Inc.†	3,760	59,070
Lands’ End, Inc.†	1,280	35,341
Liquidity Services, Inc.†	3,060	59,731
Overstock.com, Inc.†	4,697	364,487
RealReal, Inc.†	6,998	165,713
Stitch Fix, Inc., Class A†	6,646	634,294

		1,404,065

E-Commerce/Services — 0.6%
Cargurus, Inc.†	9,661	282,584
Cars.com, Inc.†	7,427	86,228
ChannelAdvisor Corp.†	3,070	62,935
Eventbrite, Inc., Class A†	7,078	126,342
EverQuote, Inc., Class A†	1,544	69,573
Groupon, Inc.†	2,561	87,509
MediaAlpha, Inc.† Class A	1,182	65,010
Shutterstock, Inc.	2,409	156,561
Stamps.com, Inc.†	1,872	427,396
TrueCar, Inc.†	11,328	50,750
Upwork, Inc.†	10,212	423,287

		1,838,175

Security Description	Shares	Value (Note 2)
E-Marketing/Info — 0.2%
comScore, Inc.†	6,667	$21,268
Magnite, Inc.†	11,840	410,138
QuinStreet, Inc.†	5,303	112,264

		543,670

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,586	195,831

Electric Products-Misc. — 0.2%
Graham Corp.	1,062	15,675
nLight, Inc.†	3,884	123,045
Novanta, Inc.†	3,767	470,574
Ultralife Corp.†	1,001	5,876

		615,170

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	1,450	10,701
Spark Energy, Inc., Class A	1,319	14,470
Unitil Corp.	1,625	66,251

		91,422

Electric-Generation — 0.4%
Atlantic Power Corp.†	9,575	28,342
Brookfield Renewable Corp., Class A	11,296	632,011
Ormat Technologies, Inc.	4,405	502,875

		1,163,228

Electric-Integrated — 1.0%
ALLETE, Inc.	5,736	360,450
Ameresco, Inc., Class A†	2,715	152,285
Avista Corp.	7,571	283,761
Black Hills Corp.	6,925	409,406
Evoqua Water Technologies Corp.†	10,053	273,944
MGE Energy, Inc.	4,012	255,484
NorthWestern Corp.	5,590	304,487
Otter Tail Corp.	4,464	177,176
PNM Resources, Inc.	8,747	424,405
Portland General Electric Co.	9,908	419,009

		3,060,407

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.†	4,182	428,990
Applied Optoelectronics, Inc.†	2,381	26,215
Atkore International Group, Inc.†	5,212	231,204
Bel Fuse, Inc., Class B	1,104	16,096
Benchmark Electronics, Inc.	4,016	101,725
Comtech Telecommunications Corp.	2,706	57,746
IntriCon Corp.†	932	17,084
Kimball Electronics, Inc.†	2,648	50,762
Knowles Corp.†	9,750	188,078
NVE Corp.	525	33,542
OSI Systems, Inc.†	1,864	167,797
Plexus Corp.†	3,160	243,067
Sanmina Corp.†	7,055	219,411
SMART Global Holdings, Inc.†	1,585	58,883
Transcat, Inc.†	765	27,976
Vishay Intertechnology, Inc.	14,634	315,363
Vishay Precision Group, Inc.†	1,368	43,762

		2,227,701

Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	2,298	66,045
Ambarella, Inc.†	3,642	343,659
Amkor Technology, Inc.	10,989	170,549
Atomera, Inc.†	1,910	54,855

441

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
AXT, Inc.†	4,347	$44,905
CEVA, Inc.†	2,417	142,095
CTS Corp.	3,505	106,902
Diodes, Inc.†	4,717	333,869
DSP Group, Inc.†	2,445	39,438
GSI Technology, Inc.†	1,820	13,068
Impinj, Inc.†	1,887	99,954
Intellicheck, Inc.†	1,978	22,905
Lattice Semiconductor Corp.†	14,970	600,447
MACOM Technology Solutions Holdings, Inc.†	5,175	294,250
Photronics, Inc.†	6,961	77,267
Pixelworks, Inc.†	4,470	13,678
Rambus, Inc.†	12,486	237,172
Semtech Corp.†	7,109	504,384
Silicon Laboratories, Inc.†	4,772	625,943
SiTime Corp.†	1,018	124,247
Synaptics, Inc.†	3,799	376,937

		4,292,569

Electronic Connectors — 0.1%
Vicor Corp.†	2,123	183,724

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,209	294,297
CyberOptics Corp.†	782	18,916
FARO Technologies, Inc.†	1,954	137,894
Itron, Inc.†	4,416	379,864
Luna Innovations, Inc.†	3,220	34,229
Mesa Laboratories, Inc.	521	144,390
Stoneridge, Inc.†	2,862	78,562

		1,088,152

Electronic Security Devices — 0.1%
API Group Corp.†*	15,416	276,101
Napco Security Technologies, Inc.†	1,281	33,204
Wrap Technologies, Inc.†	1,258	6,994

		316,299

Energy-Alternate Sources — 1.9%
FuelCell Energy, Inc.†	31,694	657,967
FutureFuel Corp.	2,847	37,865
Green Plains, Inc.†	3,762	72,268
Maxeon Solar Technologies, Ltd.†	1,053	42,752
Plug Power, Inc.†	43,797	2,766,657
Renewable Energy Group, Inc.†	4,209	377,126
REX American Resources Corp.†	609	46,589
Sunnova Energy International, Inc.†	5,845	256,303
SunPower Corp.†	8,423	454,926
Sunrun, Inc.†	16,558	1,146,973
TPI Composites, Inc.†	3,384	202,735

		6,062,161

Engineering/R&D Services — 0.4%
Exponent, Inc.	5,654	466,907
Fluor Corp.	15,511	268,185
Iteris, Inc.†	4,497	29,276
KBR, Inc.	15,681	455,533
Mistras Group, Inc.†	1,995	13,785

		1,233,686

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	12,609	484,059
Akerna Corp.†	1,910	11,116

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
American Software, Inc., Class A	3,295	$63,297
Appian Corp.†	3,917	855,708
Asure Software, Inc.†	1,494	12,221
Benefitfocus, Inc.†	3,193	39,274
Blackbaud, Inc.	5,441	361,772
Blackline, Inc.†	5,609	727,039
Cardlytics, Inc.†	2,881	352,260
Daily Journal Corp.†	125	41,750
Domo, Inc., Class B†	2,857	181,105
Donnelley Financial Solutions, Inc.†	3,271	58,518
eGain Corp.†	2,294	25,234
Evolent Health, Inc., Class A†	8,311	141,869
Intelligent Systems Corp.†	825	33,404
LivePerson, Inc.†	6,863	434,840
ManTech International Corp., Class A	2,990	268,173
MicroStrategy, Inc., Class A†	805	496,935
Progress Software Corp.	4,940	198,489
PROS Holdings, Inc.†	4,322	182,129
QAD, Inc., Class A	1,292	83,709
SailPoint Technologies Holding, Inc.†	9,692	536,064
Sapiens International Corp. NV	3,021	98,666
SPS Commerce, Inc.†	3,910	386,660
SVMK, Inc.†	13,521	340,864
Verint Systems, Inc.†	7,148	527,737
Workiva, Inc.†	4,373	426,236

		7,369,128

Entertainment Software — 0.0%
Glu Mobile, Inc.†	16,083	141,691

Environmental Consulting & Engineering — 0.2%
Montrose Environmental Group Inc†	1,225	45,301
Tetra Tech, Inc.	5,934	721,396

		766,697

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,817	267,840

Finance-Commercial — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,087	478,346
Marlin Business Services Corp.	921	13,124
MMA Capital Holdings, Inc.†	522	12,361
NewStar Financial, Inc. CVR†(2)	2,250	1,215

		505,046

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.	2,014	29,263
Encore Capital Group, Inc.†	3,436	102,049
Enova International, Inc.†	3,810	86,106
EZCORP, Inc., Class A†	5,270	23,662
International Money Express, Inc.†	3,149	44,968
LendingClub Corp.†	7,768	84,283
Navient Corp.	20,253	227,948
Nelnet, Inc., Class A	1,896	130,426
Paysign, Inc.†	3,449	16,141
PRA Group, Inc.†	4,968	163,795
Regional Management Corp.	941	26,630
World Acceptance Corp.†	481	68,985

		1,004,256

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	556	14,306
I3 Verticals, Inc., Class A†	2,040	59,201

		73,507

442

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.4%
Amerant Bancorp, Inc.†	2,496	$35,593
Arlington Asset Investment Corp., Class A†	3,648	13,206
Cowen, Inc., Class A	2,822	70,973
Diamond Hill Investment Group, Inc.	334	49,509
Greenhill & Co., Inc.	1,576	18,297
Houlihan Lokey, Inc.	5,698	369,515
Moelis & Co., Class A	5,817	289,163
Oppenheimer Holdings, Inc., Class A	1,022	35,433
Piper Sandler Cos.	1,918	175,171
PJT Partners, Inc., Class A	2,562	176,752
Siebert Financial Corp.†	1,252	10,292
StoneX Group, Inc.†	1,799	96,283

		1,340,187

Finance-Leasing Companies — 0.1%
PROG Holdings, Inc.	7,423	350,217

Finance-Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	1,001	76,076
Mr. Cooper Group, Inc.†	8,324	226,662
Oportun Financial Corp.†	2,177	34,854
PennyMac Financial Services, Inc.	4,673	271,034

		608,626

Finance-Other Services — 0.0%
BGC Partners, Inc., Class A	34,102	121,062
SWK Holdings Corp.†	391	5,322

		126,384

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	5,465	33,555
NMI Holdings, Inc., Class A†	9,053	192,014
Radian Group, Inc.	21,075	404,640

		630,209

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,524	28,926
Smith & Wesson Brands, Inc.	6,098	100,983
Sturm Ruger & Co., Inc.	1,856	117,596

		247,505

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,797	211,784

Food-Canned — 0.0%
Landec Corp.†	2,853	30,413
Seneca Foods Corp., Class A†	716	25,955

		56,368

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,221	266,525

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,751	69,305

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	312	17,319

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	7,023	267,436
BellRing Brands, Inc., Class A†	4,382	101,925
Bridgford Foods Corp.†	186	3,115
Cal-Maine Foods, Inc.†	4,076	156,274
J&J Snack Foods Corp.	1,648	251,584
John B. Sanfilippo & Son, Inc.	956	76,891

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
Lancaster Colony Corp.	2,086	$364,174
Simply Good Foods Co.†	9,378	267,648

		1,489,047

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,572	74,764
Laird Superfood, Inc.†	343	14,866
Natural Grocers by Vitamin Cottage, Inc.	1,004	16,717
Village Super Market, Inc., Class A	944	19,890
Weis Markets, Inc.	1,051	51,793

		178,030

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,813	138,060
Chefs’ Warehouse, Inc.†	3,324	90,712
HF Foods Group, Inc.†	3,914	30,647
Performance Food Group Co.†	14,424	676,197
SpartanNash Co.	3,909	72,395
United Natural Foods, Inc.†	6,003	162,561

		1,170,572

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	7,350	514,647
Rocky Brands, Inc.	756	26,052
Steven Madden, Ltd.	9,071	304,786
Weyco Group, Inc.	663	11,443
Wolverine World Wide, Inc.	8,886	254,495

		1,111,423

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,813	60,047

Gambling (Non-Hotel) — 0.2%
Bally’s Corp.	1,973	103,543
Golden Entertainment, Inc.†	1,844	31,348
International Game Technology PLC	10,944	176,308
Monarch Casino & Resort, Inc.†	1,389	73,409
Red Rock Resorts, Inc., Class A	7,247	170,159

		554,767

Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	1,888	191,500
New Jersey Resources Corp.	10,494	367,395
Northwest Natural Holding Co.	3,354	156,665
ONE Gas, Inc.	5,772	422,106
RGC Resources, Inc.	839	18,886
South Jersey Industries, Inc.	11,104	256,503
Southwest Gas Holdings, Inc.	6,168	369,833
Spire, Inc.	5,528	338,258

		2,121,146

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	3,494	234,378

Gold Mining — 0.1%
Fortitude Gold Corp.†(1)(2)	2,108	2,213
Gold Resource Corp.	7,379	20,809
Novagold Resources, Inc.†	26,164	238,616

		261,638

Golf — 0.1%
Acushnet Holdings Corp.	3,771	153,932
Callaway Golf Co.	10,284	286,821

		440,753

443

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,721	$37,346
Sharps Compliance Corp.†	1,572	20,782
US Ecology, Inc.	3,474	114,642

		172,770

Health Care Cost Containment — 0.3%
CorVel Corp.†	965	95,362
HealthEquity, Inc.†	8,295	693,047

		788,409

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,346	19,221
Retractable Technologies, Inc.†	1,477	23,765

		42,986

Home Furnishings — 0.3%
Casper Sleep, Inc.†	2,786	22,065
Ethan Allen Interiors, Inc.	2,492	58,936
Herman Miller, Inc.	6,494	222,419
Hooker Furniture Corp.	1,283	38,657
Lovesac Co.†	1,079	61,007
Purple Innovation, Inc.†	1,825	62,123
Sleep Number Corp.†	2,981	321,173

		786,380

Hotels/Motels — 0.1%
Bluegreen Vacations Corp.	569	4,398
Bluegreen Vacations Holding Corp.	1,373	17,973
Hilton Grand Vacations, Inc.†	9,379	278,744
Marcus Corp.	2,469	43,454
Target Hospitality Corp.†	3,224	5,707

		350,276

Housewares — 0.1%
Lifetime Brands, Inc.	1,331	18,501
Tupperware Brands Corp.†	5,400	162,432

		180,933

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	5,137	370,480
ASGN, Inc.†	5,603	464,545
Barrett Business Services, Inc.	835	52,647
BG Staffing, Inc.	1,081	13,642
Cross Country Healthcare, Inc.†	3,941	34,523
Heidrick & Struggles International, Inc.	2,111	61,557
Insperity, Inc.	3,952	310,192
Kforce, Inc.	2,173	92,678
Korn Ferry	6,010	274,056
Resources Connection, Inc.	3,359	38,763
TriNet Group, Inc.†	4,534	336,015
TrueBlue, Inc.†	3,867	71,888
Willdan Group, Inc.†	1,135	50,723

		2,171,709

Identification Systems — 0.1%
Brady Corp., Class A	5,187	238,135
Digimarc Corp.†	1,316	51,140

		289,275

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,839	110,678
Clearway Energy, Inc., Class C	9,025	279,595

		390,273

Security Description	Shares	Value (Note 2)
Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	3,626	$54,680
GoPro, Inc., Class A†	13,473	120,583
Turtle Beach Corp.†	1,545	46,196

		221,459

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,474	89,311

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	807	36,517

Instruments-Scientific — 0.0%
Fluidigm Corp.†	8,144	52,773

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	4,672	108,437
Crawford & Co., Class A	1,790	13,622
eHealth, Inc.†	2,837	135,750
Goosehead Insurance, Inc., Class A	1,452	193,987
Selectquote, Inc.†	3,431	72,463
Trean Insurance Group, Inc.†	1,295	19,283

		543,542

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,990	291,608
CNO Financial Group, Inc.	15,267	323,813
FBL Financial Group, Inc., Class A	1,058	59,290
GWG Holdings, Inc.†	352	2,563
Independence Holding Co.	509	19,602
National Western Life Group, Inc., Class A	283	50,940
Security National Financial Corp., Class A†	1,049	9,021
Trupanion, Inc.†	3,317	372,167

		1,129,004

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,457	33,015
Genworth Financial, Inc., Class A†	55,538	157,728
Vericity, Inc.†	205	1,824

		192,567

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,991	71,970
AMERISAFE, Inc.	2,109	117,049
Donegal Group, Inc., Class A	1,242	17,227
Employers Holdings, Inc.	3,168	96,624
Enstar Group, Ltd.†	1,324	265,078
FedNat Holding Co.	1,359	7,067
HCI Group, Inc.	671	37,328
Heritage Insurance Holdings, Inc.	2,762	25,742
Horace Mann Educators Corp.	4,563	178,733
Investors Title Co.	143	20,449
James River Group Holdings, Ltd.	3,289	146,295
Kinsale Capital Group, Inc.	2,329	436,827
NI Holdings, Inc.†	996	16,932
Palomar Holdings, Inc.†	2,231	222,185
ProAssurance Corp.	5,901	108,165
ProSight Global, Inc.†	1,026	12,774
Protective Insurance Corp., Class B	988	13,901
RLI Corp.	4,358	421,767
Safety Insurance Group, Inc.	1,573	115,521
Selective Insurance Group, Inc.	6,509	422,955
State Auto Financial Corp.	1,933	31,972

444

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Stewart Information Services Corp.	2,900	$134,502
Tiptree, Inc.	2,694	13,120
United Fire Group, Inc.	2,308	63,562
United Insurance Holdings Corp.	2,240	11,379
Universal Insurance Holdings, Inc.	2,995	40,103
Watford Holdings, Ltd.†	1,886	65,180

		3,114,407

Insurance-Reinsurance — 0.2%
Argo Group International Holdings, Ltd.	3,573	144,170
Essent Group, Ltd.	12,142	507,900
Greenlight Capital Re, Ltd., Class A†	2,980	22,380
Third Point Reinsurance, Ltd.†	8,868	81,852

		756,302

Internet Application Software — 0.0%
Tucows, Inc., Class A†	1,031	82,377
VirnetX Holding Corp.	6,969	42,162

		124,539

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	4,823	55,657
Cogent Communications Holdings, Inc.	4,679	266,469

		322,126

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,035	59,374

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,284	13,210
HealthStream, Inc.†	2,839	66,092
LiveXLive Media, Inc.†	5,233	19,938
TechTarget, Inc.†	2,621	195,788
Yelp, Inc.†	7,932	258,504

		553,532

Internet Gambling — 0.0%
GAN, Ltd.†	2,652	62,614

Internet Security — 0.1%
Mimecast, Ltd.†	6,290	270,848
Zix Corp.†	6,016	49,030

		319,878

Investment Companies — 0.2%
Cannae Holdings, Inc.†	9,494	360,677
Grid Dynamics Holdings, Inc.†	2,999	38,987
PDL Community Bancorp†	816	7,687
Rafael Holdings, Inc., Class B†	1,011	23,738
StepStone Group, Inc., Class A†	2,139	75,122

		506,211

Investment Management/Advisor Services — 0.9%
Altisource Portfolio Solutions SA†	504	5,105
Artisan Partners Asset Management, Inc., Class A	6,054	293,014
AssetMark Financial Holdings, Inc.†	1,801	41,459
Associated Capital Group, Inc., Class A	200	6,568
B. Riley Financial, Inc.	2,089	100,690
Blucora, Inc.†	5,303	87,818
Boston Private Financial Holdings, Inc.	9,020	109,954
BrightSphere Investment Group, Inc.	6,754	123,801
Cohen & Steers, Inc.	2,691	176,260

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Columbia Financial, Inc.†	5,260	$81,109
Federated Hermes, Inc.	10,465	282,555
First Western Financial, Inc.†	688	12,707
Focus Financial Partners, Inc., Class A†	3,463	164,770
GAMCO Investors, Inc., Class A	589	10,490
Hamilton Lane, Inc., Class A	3,533	266,282
Pzena Investment Management, Inc., Class A	1,864	15,471
Sculptor Capital Management, Inc.	2,036	34,531
Silvercrest Asset Management Group, Inc., Class A	1,051	16,091
Stifel Financial Corp.	11,004	570,227
Virtus Investment Partners, Inc.	803	168,630
Waddell & Reed Financial, Inc., Class A	6,761	170,986
Westwood Holdings Group, Inc.	847	10,028
WisdomTree Investments, Inc.	15,323	81,748

		2,830,294

Lasers-System/Components — 0.3%
II-VI, Inc.†	11,300	949,991
LENSAR, Inc.†	817	5,711

		955,702

Leisure Products — 0.0%
Escalade, Inc.	1,136	23,686
Johnson Outdoors, Inc., Class A	575	62,692

		86,378

Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†	2,976	29,135

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,661	353,461

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	685	20,153
Kennametal, Inc.	9,144	346,375
Luxfer Holdings PLC	3,028	49,871

		416,399

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,471	146,950
Hyster-Yale Materials Handling, Inc.	1,090	97,784
Manitowoc Co, Inc.†	3,732	49,039
Terex Corp.	7,412	265,053

		558,826

Machinery-Electrical — 0.2%
Argan, Inc.	1,622	70,119
Bloom Energy Corp., Class A†	9,764	340,861
Franklin Electric Co., Inc.	5,069	351,890

		762,870

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,088	151,874
Lindsay Corp.	1,193	166,817

		318,691

Machinery-General Industrial — 0.6%
Altra Industrial Motion Corp.	7,101	365,062
Applied Industrial Technologies, Inc.	4,256	299,580
Chart Industries, Inc.†	3,975	477,437
DXP Enterprises, Inc.†	1,806	41,881
Gencor Industries, Inc.†	1,006	12,887
Intevac, Inc.†	2,588	17,340

445

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial (continued)
Kadant, Inc.	1,258	$179,831
Ranpak Holdings Corp.†	3,188	55,280
Tennant Co.	2,012	136,313
Welbilt, Inc.†	14,354	185,310

		1,770,921

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,551	110,178

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	1,729	16,581

Machinery-Pumps — 0.4%
Cactus, Inc., Class A	5,239	137,262
CIRCOR International, Inc.†	2,197	70,238
CSW Industrials, Inc.	1,507	175,596
Gorman-Rupp Co.	1,938	61,047
Mueller Water Products, Inc., Class A	17,257	206,911
NN, Inc.†	4,621	27,865
SPX FLOW, Inc.†	4,685	248,164
Watts Water Technologies, Inc., Class A	3,016	362,131

		1,289,214

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	7,307	118,885

Medical Information Systems — 0.6%
1Life Healthcare, Inc.†	8,655	437,943
Allscripts Healthcare Solutions, Inc.†	17,308	285,582
Apollo Medical Holdings, Inc.†	2,224	48,928
Computer Programs & Systems, Inc.	1,415	43,554
Health Catalyst, Inc.†	3,703	183,965
Inovalon Holdings, Inc., Class A†	8,221	200,592
NantHealth, Inc.†	2,968	12,525
NextGen Healthcare, Inc.†	6,143	121,509
Schrodinger, Inc.†	3,313	299,263
Tabula Rasa HealthCare, Inc.†	2,333	132,491

		1,766,352

Medical Instruments — 0.4%
AngioDynamics, Inc.†	4,039	75,691
Apyx Medical Corp.†	3,680	34,187
Cantel Medical Corp.	4,176	329,779
Milestone Scientific, Inc.†	5,066	14,286
Misonix Opco, Inc.†	1,323	18,204
Natus Medical, Inc.†	3,704	90,267
NuVasive, Inc.†	5,657	304,007
Pulmonx Corp.†	1,278	72,488
Silk Road Medical, Inc.†	3,005	163,863
Stereotaxis, Inc.†	4,866	23,405

		1,126,177

Medical Labs & Testing Services — 0.6%
Avalon GloboCare Corp.†	2,211	2,742
Cellular Biomedicine Group, Inc.†	1,356	26,578
Dyadic International, Inc.†	2,123	11,825
Fulgent Genetics, Inc.†	1,492	164,851
Invitae Corp.†	12,706	629,201
MEDNAX, Inc.†	8,209	223,859
Medpace Holdings, Inc.†	3,040	403,681
OPKO Health, Inc.†	43,785	236,877
Personalis, Inc.†	2,642	101,638
Progenity, Inc.†	382	2,628
SI-BONE, Inc.†	3,180	93,110

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Vapotherm, Inc.†	2,160	$74,628
Viemed Healthcare, Inc.†	3,843	32,243

		2,003,861

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,903	46,072

Medical Products — 2.3%
Accuray, Inc.†	9,855	48,684
Acutus Medical, Inc.†	1,098	28,427
Alphatec Holdings, Inc.†	6,062	90,203
AtriCure, Inc.†	4,813	280,261
Atrion Corp.	155	100,978
Avanos Medical, Inc.†	5,242	237,463
AxoGen, Inc.†	4,006	69,504
Axonics Modulation Technologies, Inc.†	3,331	172,213
Bellerophon Therapeutics, Inc.†	494	3,418
BioSig Technologies, Inc.†	2,703	11,974
Cardiovascular Systems, Inc.†	4,324	194,537
Castle Biosciences, Inc.†	1,306	87,280
Cerus Corp.†	18,075	119,114
CryoLife, Inc.†	4,173	99,860
CytoSorbents Corp.†	4,522	47,436
Eargo, Inc.†	880	46,270
Electromed, Inc.†	777	7,723
FONAR Corp.†	694	12,367
Glaukos Corp.†	4,701	416,932
Hanger, Inc.†	4,075	83,497
Inari Medical, Inc.†	846	80,725
InfuSystem Holdings, Inc.†	1,610	28,368
Inogen, Inc.†	2,028	99,230
Inspire Medical Systems, Inc.†	2,882	580,752
Integer Holdings Corp.†	3,601	265,754
Intersect ENT, Inc.†	3,580	80,443
Invacare Corp.	3,718	34,800
iRadimed Corp.†	648	16,031
iRhythm Technologies, Inc.†	3,181	535,744
LeMaitre Vascular, Inc.	1,829	87,902
LivaNova PLC†	5,378	338,276
Luminex Corp.	4,733	132,950
NanoString Technologies, Inc.†	4,859	340,276
Nemaura Medical, Inc.†	814	3,459
Nevro Corp.†	3,743	605,580
Omnicell, Inc.†	4,676	550,833
Orthofix Medical, Inc.†	2,055	83,043
OrthoPediatrics Corp.†	1,443	66,638
PAVmed, Inc.†	4,206	8,622
Pulse Biosciences, Inc.†	1,508	51,498
Repro-Med Systems, Inc.†	2,968	11,991
SeaSpine Holdings Corp.†	2,913	47,365
Shockwave Medical, Inc.†	3,131	363,321
Sientra, Inc.†	5,109	23,961
Soleno Therapeutics, Inc.†	6,557	12,852
Soliton, Inc.†	765	8,308
STAAR Surgical Co.†	5,043	517,311
Surgalign Holdings, Inc.†	6,364	10,692
Surmodics, Inc.†	1,457	66,293
Tactile Systems Technology, Inc.†	2,022	110,300
Venus Concept, Inc.†	2,107	4,003
Zynex, Inc.†	2,053	37,098

		7,362,560

446

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 9.4%
Abeona Therapeutics, Inc.†	6,648	$12,698
ADMA Biologics, Inc.†	7,255	16,106
Adverum Biotechnologies, Inc.†	9,799	120,822
Affimed NV†	9,359	53,627
Agenus, Inc.†	17,311	63,704
Akero Therapeutics, Inc.†	1,490	43,836
Akouos, Inc.†	1,598	25,440
Albireo Pharma, Inc.†	1,865	68,390
Alder Biopharmaceuticals, Inc. CVR†(2)	7,560	6,653
Aligos Therapeutics, Inc.†	1,111	31,297
Allakos, Inc.†	2,887	384,924
Allogene Therapeutics, Inc.†	5,935	205,944
ALX Oncology Holdings, Inc.†	1,072	84,956
Amicus Therapeutics, Inc.†	28,308	535,304
AnaptysBio, Inc.†	2,357	61,093
Anavex Life Sciences Corp.†	5,778	36,286
ANI Pharmaceuticals, Inc.†	1,036	29,567
Annexon, Inc.†	1,719	37,818
Apellis Pharmaceuticals, Inc.†	6,611	292,669
Applied Genetic Technologies Corp.†	2,849	11,225
Applied Molecular Transport, Inc.†	1,367	47,913
Applied Therapeutics, Inc.†	1,500	31,410
Aprea Therapeutics, Inc.†	792	4,372
Aptinyx, Inc.†	3,756	13,071
Aravive, Inc.†	1,338	7,024
Arcturus Therapeutics Holdings, Inc.†	2,423	175,571
Arcus Biosciences, Inc.†	4,640	161,147
Arcutis Biotherapeutics, Inc.†	2,280	62,221
Ardelyx, Inc.†	8,149	55,332
Arena Pharmaceuticals, Inc.†	6,401	475,210
Arrowhead Pharmaceuticals, Inc.†	11,050	852,728
Assembly Biosciences, Inc.†	3,378	18,849
Atara Biotherapeutics, Inc.†	8,332	153,809
Atea Pharmaceuticals, Inc.†	1,596	116,508
Athersys, Inc.†	19,092	36,943
Athira Pharma, Inc.†	1,414	30,146
Atreca, Inc., Class A†	3,171	41,223
AVEO Pharmaceuticals, Inc.†	2,404	19,064
Avid Bioservices, Inc.†	6,205	90,531
Avidity Biosciences, Inc.†	1,841	42,122
Avrobio, Inc.†	3,439	49,212
Axsome Therapeutics, Inc.†	3,050	207,674
Aziyo Biologics, Inc.† Class A	245	3,964
Beam Therapeutics, Inc.†	4,392	423,521
BioCryst Pharmaceuticals, Inc.†	19,445	165,671
Biodesix, Inc.†	331	8,004
Biohaven Pharmaceutical Holding Co., Ltd.†	5,296	451,325
Black Diamond Therapeutics, Inc.†	1,990	49,292
Blueprint Medicines Corp.†	6,092	589,401
BrainStorm Cell Therapeutics, Inc.†	2,963	17,897
Bridgebio Pharma, Inc.†	10,244	581,472
C4 Therapeutics, Inc.†	1,175	42,441
Cabaletta Bio, Inc.†	1,421	18,516
Calithera Biosciences, Inc.†	7,240	20,779
Cara Therapeutics, Inc.†	4,531	84,730
CASI Pharmaceuticals, Inc.†	7,277	24,451
Catabasis Pharmaceuticals, Inc.†	2,229	9,250
CEL-SCI Corp.†	3,714	92,664
Centogene NV†	936	9,884
Cerecor, Inc.†	3,991	12,572

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Champions Oncology, Inc.†	710	$7,796
Checkmate Pharmaceuticals, Inc.†	556	8,701
ChemoCentryx, Inc.†	5,459	311,218
Chinook Therapeutics, Inc.†	1,461	20,702
ChromaDex Corp.†	4,539	21,515
Codiak Biosciences, Inc.†	611	14,591
Cohbar, Inc.†	3,617	6,257
Constellation Pharmaceuticals, Inc.†	3,379	111,406
ContraFect Corp.†	2,690	13,154
Cortexyme, Inc.†	1,731	67,890
Crinetics Pharmaceuticals, Inc.†	2,979	42,749
Cue Biopharma, Inc.†	3,251	44,019
Cymabay Therapeutics, Inc.†	7,625	40,794
CytomX Therapeutics, Inc.†	4,970	34,343
Deciphera Pharmaceuticals, Inc.†	4,198	185,552
Denali Therapeutics, Inc.†	6,923	474,225
DermTech, Inc.†	902	36,964
Dicerna Pharmaceuticals, Inc.†	7,260	163,132
Dynavax Technologies Corp.†	11,696	73,802
Dyne Therapeutics, Inc.†	1,567	30,290
Editas Medicine, Inc.†	6,914	424,174
Eiger BioPharmaceuticals, Inc.†	3,367	32,357
Emergent BioSolutions, Inc.†	4,968	530,831
Enochian Biosciences, Inc.†	1,518	5,753
Enzo Biochem, Inc.†	4,890	13,790
Epizyme, Inc.†	9,819	107,518
Esperion Therapeutics, Inc.†	2,850	89,746
Evelo Biosciences, Inc.†	2,201	38,628
Evolus, Inc.†	2,397	16,204
Exagen, Inc.†	526	8,258
Exicure, Inc.†	6,528	13,905
Fate Therapeutics, Inc.†	8,287	751,051
FibroGen, Inc.†	9,274	446,821
Five Prime Therapeutics, Inc.†	3,446	57,617
Forma Therapeutics Holdings, Inc.†	1,893	73,127
Frequency Therapeutics, Inc.†	2,765	107,807
Galera Therapeutics, Inc.†	962	10,813
Generation Bio Co.†	1,352	35,598
Genprex, Inc.†	3,201	14,308
Geron Corp.†	31,626	56,294
GlycoMimetics, Inc.†	4,079	14,807
Gossamer Bio, Inc.†	6,237	62,994
Halozyme Therapeutics, Inc.†	14,639	696,670
Harvard Bioscience, Inc.†	4,214	19,553
Homology Medicines, Inc.†	3,742	45,465
iBio, Inc.†	19,830	31,728
IGM Biosciences, Inc.†	781	74,461
Immunic, Inc.†	613	10,151
ImmunoGen, Inc.†	20,336	144,996
Immunome, Inc.†	230	3,342
Immunovant, Inc.†	4,128	161,116
Inhibrx, Inc.†	895	28,371
Innoviva, Inc.†	6,984	83,878
Inovio Pharmaceuticals, Inc.†	17,454	222,538
Inozyme Pharma Inc†	895	18,831
Insmed, Inc.†	11,145	418,941
Intercept Pharmaceuticals, Inc.†	2,854	100,575
Intra-Cellular Therapies, Inc.†	7,304	234,824
iTeos Therapeutics, Inc.†	1,233	39,456
IVERIC bio, Inc.†	8,843	46,514
Kadmon Holdings, Inc.†	18,991	91,157
Kaleido Biosciences, Inc.†	1,292	19,315
Karuna Therapeutics, Inc.†	1,739	172,561

447

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Karyopharm Therapeutics, Inc.†	7,719	$117,560
Keros Therapeutics, Inc.†	1,436	81,924
Kezar Life Sciences, Inc.†	3,446	18,298
Kindred Biosciences, Inc.†	4,101	20,505
Kiniksa Pharmaceuticals, Ltd., Class A†	2,943	57,948
Kodiak Sciences, Inc.†	3,547	448,022
Kronos Bio, Inc.†	1,609	44,231
Krystal Biotech, Inc.†	1,488	103,714
Kymera Therapeutics, Inc.†	1,110	68,764
Lexicon Pharmaceuticals, Inc.†	4,545	35,951
Ligand Pharmaceuticals, Inc.†	1,588	294,336
Liquidia Technologies, Inc.†	2,982	8,171
LogicBio Therapeutics, Inc.†	1,805	14,548
Lyra Therapeutics, Inc.†	749	7,917
MacroGenics, Inc.†	6,036	123,376
Magenta Therapeutics, Inc.†	2,279	20,146
Marker Therapeutics, Inc.†	3,353	6,438
MEI Pharma, Inc.†	12,073	38,996
MeiraGTx Holdings PLC†	2,324	33,303
Mersana Therapeutics, Inc.†	5,860	111,692
Metacrine, Inc.†	728	7,083
Mirati Therapeutics, Inc.†	4,710	967,104
Molecular Templates, Inc.†	2,915	33,377
Mustang Bio, Inc.†	5,543	23,114
Myriad Genetics, Inc.†	7,837	215,909
NantKwest, Inc.†	3,470	65,496
NeoGenomics, Inc.†	11,539	611,798
NextCure, Inc.†	1,814	21,024
NGM Biopharmaceuticals, Inc.†	2,625	67,357
Nkarta, Inc.†	1,789	70,952
Novavax, Inc.†	6,786	1,499,299
Nurix Therapeutics, Inc.†	1,282	46,639
Omeros Corp.†	6,506	126,607
Oncocyte Corp.†	6,924	35,451
Oncorus, Inc.†	729	16,220
Oncternal Therapeutics, Inc. CVR†(2)	73	150
Organogenesis Holdings, Inc.†	2,643	27,646
Orgenesis, Inc.†	2,075	13,508
Osmotica Pharmaceuticals PLC†	1,398	5,830
Ovid therapeutics, Inc.†	5,237	14,716
Oyster Point Pharma, Inc.†	667	12,520
Pacific Biosciences of California, Inc.†	19,465	629,693
Pandion Therapeutics, Inc.†	823	14,814
Phathom Pharmaceuticals, Inc.†	1,183	45,545
Pieris Pharmaceuticals, Inc.†	5,842	14,839
Pliant Therapeutics Inc†	1,147	28,228
Poseida Therapeutics, Inc.†	1,478	12,859
Praxis Precision Medicines, Inc.†	1,214	61,780
Precigen, Inc.†	7,291	61,973
Precision BioSciences, Inc.†	5,118	62,030
Prelude Therapeutics Inc†	1,011	65,664
Protara Therapeutics, Inc.†	426	7,659
Prothena Corp. PLC†	3,387	37,968
Provention Bio, Inc.†	5,240	72,155
PTC Therapeutics, Inc.†	6,803	393,349
Puma Biotechnology, Inc.†	3,396	39,869
Radius Health, Inc.†	5,004	93,575
RAPT Therapeutics, Inc.†	1,208	24,063
REGENXBIO, Inc.†	3,748	154,905
Relay Therapeutics, Inc.†	3,543	175,662
Replimune Group, Inc.†	2,619	101,617
REVOLUTION Medicines, Inc.†	4,247	178,969

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Rigel Pharmaceuticals, Inc.†	18,706	$68,090
Rocket Pharmaceuticals, Inc.†	3,750	206,550
Rubius Therapeutics, Inc.†	3,945	47,222
Sangamo Therapeutics, Inc.†	12,676	173,154
Satsuma Pharmaceuticals, Inc.†	1,012	5,890
Savara, Inc.†	5,300	8,109
Scholar Rock Holding Corp.†	2,816	168,003
Selecta Biosciences, Inc.†	7,465	29,860
Shattuck Labs, Inc.†	1,443	71,587
Solid Biosciences, Inc.†	3,095	20,179
Sorrento Therapeutics, Inc.†	27,553	348,821
SpringWorks Therapeutics, Inc.†	2,645	220,355
Spruce Biosciences, Inc.†	767	15,900
SQZ Biotechnologies Co.†	490	11,794
Stoke Therapeutics, Inc.†	1,366	83,435
Strongbridge Biopharma PLC†	4,846	13,084
Sutro Biopharma, Inc.†	3,070	68,000
Syndax Pharmaceuticals, Inc.†	2,965	59,419
Tarsus Pharmaceuticals, Inc.†	677	25,523
Taysha Gene Therapies, Inc.†	955	24,830
TCR2 Therapeutics, Inc.†	2,797	71,967
Tela Bio, Inc.†	755	10,796
TG Therapeutics, Inc.†	12,691	612,595
Theravance Biopharma, Inc.†	5,135	95,716
Translate Bio, Inc.†	7,503	179,172
TransMedics Group, Inc.†	2,768	63,055
Travere Therapeutics, Inc.†	5,386	135,996
Turning Point Therapeutics, Inc.†	4,110	515,764
Twist Bioscience Corp.†	3,601	592,509
Tyme Technologies, Inc.†	7,647	13,153
Ultragenyx Pharmaceutical, Inc.†	6,890	954,885
UNITY Biotechnology, Inc.†	3,900	23,302
UroGen Pharma, Ltd.†	2,134	47,097
Vaxart, Inc.†	5,768	69,101
VBI Vaccines, Inc.†	19,837	64,669
Veracyte, Inc.†	6,304	357,437
Verastem, Inc.†	18,780	36,621
Vericel Corp.†	5,006	206,598
Veru, Inc.†	5,848	51,579
Viela Bio, Inc.†	2,381	82,573
Viking Therapeutics, Inc.†	7,218	52,764
Vir Biotechnology, Inc.†	5,898	380,657
VolitionRX, Ltd.†	3,009	13,871
VYNE Therapeutics, Inc.†	15,985	31,650
WaVe Life Sciences, Ltd.†	3,608	36,693
X4 Pharmaceuticals, Inc.†	1,770	13,824
XBiotech, Inc.†	1,593	29,837
Xencor, Inc.†	6,104	279,258
XOMA Corp.†	670	24,267
Y-mAbs Therapeutics, Inc.†	3,359	141,112
Zentalis Pharmaceuticals, Inc.†	3,165	121,441
ZIOPHARM Oncology, Inc.†	23,467	87,063

		29,587,900

Medical-Drugs — 1.7%
89bio, Inc.†	916	18,595
AcelRx Pharmaceuticals, Inc.†	8,809	19,380
Aduro Biotech Holding, Inc. CVR†(2)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,969	34,535
Aerie Pharmaceuticals, Inc.†	4,038	69,413
Agile Therapeutics, Inc.†	7,476	21,082
Alector, Inc.†	5,096	85,817
Allovir, Inc.†	1,973	72,153

448

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Amphastar Pharmaceuticals, Inc.†	4,011	$72,920
Aquestive Therapeutics, Inc.†	2,187	11,569
Athenex, Inc.†	7,802	101,972
Avenue Therapeutics, Inc.†	734	4,345
Axcella Health, Inc.†	1,704	9,270
Aytu BioScience, Inc.†	267	1,906
Beyond Air, Inc.†	1,555	9,206
Beyondspring, Inc.†	1,615	19,606
Bioxcel Therapeutics, Inc.†	1,407	65,172
Cassava Sciences, Inc.†	3,599	71,332
Catalyst Biosciences, Inc.†	2,428	13,718
Catalyst Pharmaceuticals, Inc.†	10,684	38,890
Checkpoint Therapeutics, Inc.†	5,697	18,515
Chiasma, Inc.†	5,516	21,843
Chimerix, Inc.†	5,387	45,682
Cidara Therapeutics, Inc.†	3,966	9,717
Clovis Oncology, Inc.†	9,129	72,119
Coherus Biosciences, Inc.†	6,476	121,749
Collegium Pharmaceutical, Inc.†	3,779	91,225
Concert Pharmaceuticals, Inc.†	3,254	34,069
Corbus Pharmaceuticals Holdings, Inc.†	8,455	15,473
Corcept Therapeutics, Inc.†	10,712	302,721
Cyclerion Therapeutics, Inc.†	2,438	7,704
Cytokinetics, Inc.†	7,305	143,689
Durect Corp.†	22,581	46,517
Eagle Pharmaceuticals, Inc.†	1,143	53,344
Eloxx Pharmaceuticals, Inc.†	2,933	10,090
Enanta Pharmaceuticals, Inc.†	2,096	100,734
Eton Pharmaceuticals, Inc.†	1,880	16,770
Foghorn Therapeutics, Inc.†	792	13,068
Fortress Biotech, Inc.†	7,358	23,472
Fulcrum Therapeutics, Inc.†	1,575	17,419
Galectin Therapeutics, Inc.†	4,094	8,024
Graybug Vision, Inc.†	719	22,037
Gritstone Oncology, Inc.†	3,314	59,983
Harmony Biosciences Holdings, Inc.†	684	24,528
Harpoon Therapeutics, Inc.†	1,182	22,789
Harrow Health, Inc.†	2,464	22,176
Hookipa Pharma, Inc.†	1,368	14,624
Ideaya Biosciences, Inc.†	1,753	30,818
IMARA, Inc.†	843	10,976
Intellia Therapeutics, Inc.†	5,516	345,412
Ironwood Pharmaceuticals, Inc.†	17,566	179,524
Jounce Therapeutics, Inc.†	1,899	21,459
Kala Pharmaceuticals, Inc.†	4,357	32,372
KalVista Pharmaceuticals, Inc.†	1,607	24,426
Kura Oncology, Inc.†	6,772	202,821
Lannett Co., Inc.†	3,614	28,008
Madrigal Pharmaceuticals, Inc.†	963	114,366
Marinus Pharmaceuticals, Inc.†	2,753	34,220
MediciNova, Inc.†	4,728	27,281
Minerva Neurosciences, Inc.†	3,901	12,444
Mirum Pharmaceuticals, Inc.†	580	10,510
Morphic Holding, Inc.†	1,533	51,601
Neoleukin Therapeutics, Inc.†	3,546	44,680
Neubase Therapeutics, Inc.†	1,848	16,909
NeuroBo Pharmaceuticals, Inc.†	471	2,412
Ocular Therapeutix, Inc.†	7,551	137,051
Odonate Therapeutics, Inc.†	1,728	39,934
Optinose, Inc.†	3,848	15,315
ORIC Pharmaceuticals, Inc.†	2,443	71,629
Pacira BioSciences, Inc.†	4,694	310,179

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Paratek Pharmaceuticals, Inc.†	4,801	$31,158
Passage Bio, Inc.†	2,740	51,128
PhaseBio Pharmaceuticals, Inc.†	1,679	6,464
Phibro Animal Health Corp., Class A	2,246	46,582
PMV Pharmaceuticals Inc†	1,504	51,347
Prestige Consumer Healthcare, Inc.†	5,540	221,600
Progenics Pharmaceuticals, Inc. CVR†(2)	9,786	0
Protagonist Therapeutics, Inc.†	3,466	71,781
Relmada Therapeutics, Inc.†	1,614	52,745
Rhythm Pharmaceuticals, Inc.†	3,701	113,584
Rockwell Medical, Inc.†	7,671	9,205
scPharmaceuticals, Inc.†	770	4,882
Seres Therapeutics, Inc.†	6,080	144,400
SIGA Technologies, Inc.†	5,738	37,067
Spectrum Pharmaceuticals, Inc.†	15,879	57,006
Spero Therapeutics, Inc.†	2,251	40,766
Supernus Pharmaceuticals, Inc.†	5,370	157,824
Syros Pharmaceuticals, Inc.†	4,570	50,019
TherapeuticsMD, Inc.†	28,356	46,787
Tricida, Inc.†	3,113	20,484
Vanda Pharmaceuticals, Inc.†	5,916	84,835
Vaxcyte, Inc.†	2,005	49,183
Verrica Pharmaceuticals, Inc.†	1,369	16,086
Voyager Therapeutics, Inc.†	2,845	21,480
vTv Therapeutics, Inc., Class A†	1,215	2,479
Xeris Pharmaceuticals, Inc.†	5,060	25,705
Zogenix, Inc.†	6,119	116,016

		5,375,922

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	10,918	52,516
Arvinas, Inc.†	3,805	287,049
Endo International PLC†	24,935	181,527

		521,092

Medical-HMO — 0.2%
Magellan Health, Inc.†	2,641	248,201
Ontrak, Inc.†	878	69,617
Tivity Health, Inc.†	4,771	107,586
Triple-S Management Corp., Class B†	2,496	58,481

		483,885

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	9,381	87,431
Select Medical Holdings Corp.†	11,957	307,295
Surgery Partners, Inc.†	2,480	92,454
Tenet Healthcare Corp.†	11,504	543,794

		1,030,974

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,691	445,492
National HealthCare Corp.	1,381	88,453

		533,945

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	1,633	183,794
Joint Corp.†	1,460	47,494
LHC Group, Inc.†	3,342	665,793
ModivCare, Inc.†	1,331	211,057
Pennant Group, Inc.†	2,806	150,878

		1,259,016

Medical-Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	2,751	105,281

449

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution (continued)
Covetrus, Inc.†	12,794	$435,891
Evofem Biosciences, Inc.†	8,441	22,200
Owens & Minor, Inc.	7,995	232,495
PetIQ, Inc.†	2,353	81,555

		877,422

Metal Processors & Fabrication — 0.7%
AZZ, Inc.	2,867	136,440
Helios Technologies, Inc.	3,421	186,616
Lawson Products, Inc.†	487	24,150
LB Foster Co., Class A†	1,111	16,832
Mayville Engineering Co., Inc.†	810	11,340
Mueller Industries, Inc.	6,155	210,193
Park-Ohio Holdings Corp.	961	27,091
Proto Labs, Inc.†	2,944	623,539
RBC Bearings, Inc.†	2,713	453,966
Rexnord Corp.	13,259	501,986
Standex International Corp.	1,353	110,824
Tredegar Corp.	2,879	42,005

		2,344,982

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,005	13,718
Ryerson Holding Corp.†	1,762	21,743
Worthington Industries, Inc.	4,022	210,512

		245,973

Metal Products-Fasteners — 0.0%
Eastern Co.	593	13,959

Metal-Aluminum — 0.3%
Alcoa Corp.†	20,623	371,214
Arconic Corp.†	10,957	276,116
Century Aluminum Co.†	5,560	54,210
Kaiser Aluminum Corp.	1,730	149,991

		851,531

Metal-Iron — 0.2%
Cleveland-Cliffs, Inc.	43,489	667,121

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	8,157	335,253
John Bean Technologies Corp.	3,448	399,554

		734,807

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	17,861	33,936
IMAX Corp.†	5,447	102,948

		136,884

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,791	85,807

Multimedia — 0.0%
E.W. Scripps Co., Class A	6,171	91,393
Entravision Communications Corp., Class A	6,476	20,723

		112,116

Networking Products — 0.3%
A10 Networks, Inc.†	6,596	65,498
Calix, Inc.†	5,794	174,979
Extreme Networks, Inc.†	13,317	107,735
Infinera Corp.†	18,062	177,911
Inseego Corp.†	7,712	141,592

Security Description	Shares	Value (Note 2)
Networking Products (continued)
NeoPhotonics Corp.†	5,464	$60,869
NETGEAR, Inc.†	3,300	136,587

		865,171

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	934	35,940

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	14,320	54,416
Uranium Energy Corp.†	21,463	34,985

		89,401

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	5,367	307,207
Covanta Holding Corp.	13,053	184,700

		491,907

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	19,076	178,170

Office Furnishings-Original — 0.2%
CompX International, Inc.	182	2,539
HNI Corp.	4,695	151,461
Interface, Inc.	6,420	64,457
Kimball International, Inc., Class B	3,968	47,973
Knoll, Inc.	5,514	82,489
Steelcase, Inc., Class A	9,498	122,809

		471,728

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,168	82,259

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	774	55,279
Patterson-UTI Energy, Inc.	20,163	124,003
Transocean, Ltd.†	64,378	216,310

		395,592

Oil Companies-Exploration & Production — 0.8%
Antero Resources Corp.†	26,724	185,465
Berry Corp.	7,455	28,702
Bonanza Creek Energy, Inc.†	2,071	42,787
Brigham Minerals, Inc., Class A	4,669	62,518
CNX Resources Corp.†	24,494	310,339
Comstock Resources, Inc.†	2,689	12,235
Contango Oil & Gas Co.†	12,628	30,181
Earthstone Energy, Inc., Class A†	2,592	13,323
Evolution Petroleum Corp.	3,362	10,691
Falcon Minerals Corp.	4,204	12,864
Goodrich Petroleum Corp.†	1,016	9,825
Kosmos Energy, Ltd.	44,381	98,526
Magnolia Oil & Gas Corp., Class A†	13,647	115,590
Matador Resources Co.†	12,147	185,606
Ovintiv, Inc.	28,823	454,251
PDC Energy, Inc.†	10,985	238,484
Penn Virginia Corp.†	1,500	15,060
PrimeEnergy Resources Corp.†	57	2,039
Range Resources Corp.†	23,575	217,126
SM Energy Co.	12,564	105,412
Southwestern Energy Co.†	71,256	268,635
Talos Energy, Inc.†	1,357	11,480
Tellurian, Inc.†	18,505	56,070
W&T Offshore, Inc.†	10,379	25,117
Whiting Petroleum Corp.†	132	2,685

		2,515,011

450

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,847	$115,872
Exterran Corp.†	2,869	12,394
Thermon Group Holdings, Inc.†	3,605	52,597
US Silica Holdings, Inc.	8,117	66,072

		246,935

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	242	5,859
CVR Energy, Inc.	3,259	55,729
Delek US Holdings, Inc.	6,878	129,031
Par Pacific Holdings, Inc.†	4,405	58,498
PBF Energy, Inc., Class A	10,630	90,036
Trecora Resources†	2,660	16,785

		355,938

Oil-Field Services — 0.4%
Archrock, Inc.	14,285	126,708
ChampionX Corp.†	20,455	312,757
DMC Global, Inc.	1,601	91,529
Frank’s International NV†	17,059	47,424
Helix Energy Solutions Group, Inc.†	15,706	64,709
Liberty Oilfield Services, Inc., Class A	8,153	97,999
Matrix Service Co.†	2,889	34,061
MRC Global, Inc.†	8,650	59,771
National Energy Services Reunited Corp.†	2,274	24,514
Newpark Resources, Inc.†	9,884	23,623
NexTier Oilfield Solutions, Inc.†	17,814	59,142
NOW, Inc.†	12,059	99,969
Oceaneering International, Inc.†	10,927	92,333
Oil States International, Inc.†	6,628	37,117
ProPetro Holding Corp.†	8,823	70,496
RPC, Inc.†	6,326	28,214
Select Energy Services, Inc., Class A†	6,487	32,565
Solaris Oilfield Infrastructure, Inc., Class A	3,171	28,856

		1,331,787

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,771	67,440
Domtar Corp.	6,050	181,318
Glatfelter Corp.	4,823	75,480
Neenah, Inc.	1,846	93,998
Schweitzer-Mauduit International, Inc.	3,418	126,945
Verso Corp., Class A	3,448	39,652

		584,833

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	17,714	1,098,445

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,271	402,863

Pharmacy Services — 0.0%
Option Care Health, Inc.†	4,838	89,406

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,396	167,995

Physicians Practice Management — 0.0%
Accolade, Inc.†	1,445	73,247

Pipelines — 0.0%
NextDecade Corp.†	2,314	5,392

Security Description	Shares	Value (Note 2)
Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,745	$8,847
CECO Environmental Corp.†	3,409	23,625

		32,472

Poultry — 0.1%
Sanderson Farms, Inc.	2,219	302,206

Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	987	28,297

Precious Metals — 0.2%
Coeur Mining, Inc.†	26,659	241,264
Hecla Mining Co.	57,456	326,925

		568,189

Printing-Commercial — 0.1%
Cimpress PLC†	1,958	178,942
Deluxe Corp.	4,596	155,759
Ennis, Inc.	2,821	51,342
Quad/Graphics, Inc.	3,658	17,119

		403,162

Private Corrections — 0.0%
CoreCivic, Inc.	13,169	93,632

Professional Sports — 0.0%
Liberty Media Corp.—Liberty Braves, Series A†	1,103	30,178
Liberty Media Corp.—Liberty Braves, Series C†	3,998	107,067

		137,245

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	5,231	486,064
Genasys, Inc.†	3,663	27,253
ShotSpotter, Inc.†	886	40,747
Vivint Smart Home, Inc.†	8,568	161,850

		715,914

Publishing-Books — 0.1%
Gannett Co, Inc.†	14,651	65,637
Houghton Mifflin Harcourt Co.†	11,620	57,287
Scholastic Corp.	3,198	82,412

		205,336

Publishing-Newspapers — 0.1%
TEGNA, Inc.	24,151	387,140
Tribune Publishing Co.	1,718	25,100

		412,240

Publishing-Periodicals — 0.0%
Meredith Corp.	4,366	95,746
Value Line, Inc.	113	3,481

		99,227

Quarrying — 0.1%
Compass Minerals International, Inc.	3,760	219,058

Racetracks — 0.8%
Churchill Downs, Inc.	4,185	784,478
Penn National Gaming, Inc.†	17,153	1,779,109

		2,563,587

Radio — 0.1%
Entercom Communications Corp., Class A	12,910	60,031

451

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Radio (continued)
iHeartMedia, Inc., Class A† Class A	6,727	$97,811
Saga Communications, Inc., Class A	417	9,383

		167,225

Real Estate Investment Trusts — 5.5%
Acadia Realty Trust	9,339	135,415
Agree Realty Corp.	6,025	380,780
Alexander & Baldwin, Inc.	7,936	119,992
Alexander’s, Inc.	236	63,059
Alpine Income Property Trust, Inc.	737	11,365
American Assets Trust, Inc.	5,541	153,098
American Finance Trust, Inc.	12,021	87,513
Anworth Mtg. Asset Corp.	10,792	26,332
Apollo Commercial Real Estate Finance, Inc.	15,520	173,514
Arbor Realty Trust, Inc.	12,706	181,188
Ares Commercial Real Estate Corp.	3,386	38,330
Armada Hoffler Properties, Inc.	6,333	68,080
ARMOUR Residential REIT, Inc.	7,047	78,715
Blackstone Mtg. Trust, Inc., Class A	15,163	404,246
Bluerock Residential Growth REIT, Inc.	2,629	27,499
Broadmark Realty Capital, Inc.	14,164	145,748
Broadstone Net Lease, Inc., Class A	3,907	70,443
BRT Apartments Corp.	1,159	16,203
Capstead Mtg. Corp.	10,495	56,043
CareTrust REIT, Inc.	10,519	236,257
CatchMark Timber Trust, Inc., Class A	5,366	48,938
Centerspace	1,432	100,154
Chatham Lodging Trust	5,103	54,653
Cherry Hill Mtg. Investment Corp.	1,673	14,722
Chimera Investment Corp.	21,132	213,433
CIM Commercial Trust Corp.	1,239	17,334
City Office REIT, Inc.	4,713	44,396
Clipper Realty, Inc.	1,636	11,468
Colony Capital, Inc.	52,876	262,265
Colony Credit Real Estate, Inc.	9,255	73,114
Columbia Property Trust, Inc.	12,608	171,469
Community Healthcare Trust, Inc.	2,453	109,698
CorEnergy Infrastructure Trust, Inc.	1,511	13,614
CorePoint Lodging, Inc.	4,322	29,433
CTO Realty Growth, Inc.†	674	28,396
DiamondRock Hospitality Co.†	21,990	180,318
Diversified Healthcare Trust	26,111	104,966
Dynex Capital, Inc.	2,437	43,988
Easterly Government Properties, Inc.	8,982	197,155
EastGroup Properties, Inc.	4,310	582,453
Ellington Financial, Inc.	4,543	67,963
Ellington Residential Mortgage REIT	992	11,864
Essential Properties Realty Trust, Inc.	11,447	238,327
Farmland Partners, Inc.	2,825	29,126
Four Corners Property Trust, Inc.	8,092	213,305
Franklin Street Properties Corp.	11,436	47,002
GEO Group, Inc.	12,970	115,952
Getty Realty Corp.	3,843	102,108
Gladstone Commercial Corp.	3,704	65,598
Gladstone Land Corp.	2,358	37,115
Global Medical REIT, Inc.	4,838	60,669
Global Net Lease, Inc.	9,926	159,908
Granite Point Mtg. Trust, Inc.	6,012	56,032
Great Ajax Corp.	2,278	22,438
Healthcare Realty Trust, Inc.	14,877	446,459

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Hersha Hospitality Trust	3,748	$28,635
Independence Realty Trust, Inc.	10,434	138,563
INDUS Realty Trust, Inc.	356	22,688
Industrial Logistics Properties Trust	7,148	151,609
Innovative Industrial Properties, Inc.	2,392	447,591
Invesco Mtg. Capital, Inc.	20,108	81,236
iStar, Inc.	7,903	119,968
Kite Realty Group Trust	9,144	145,755
KKR Real Estate Finance Trust, Inc.	3,145	53,842
Ladder Capital Corp.	11,638	114,402
Lexington Realty Trust	30,114	308,668
LTC Properties, Inc.	4,281	165,418
Macerich Co.	16,499	259,034
Mack-Cali Realty Corp.	9,558	121,673
MFA Financial, Inc.	49,965	181,873
Monmouth Real Estate Investment Corp.	10,452	181,133
National Health Investors, Inc.	4,737	307,147
National Storage Affiliates Trust	6,896	251,980
NETSTREIT Corp.	1,471	25,345
New Senior Investment Group, Inc.	9,022	47,817
New York Mtg. Trust, Inc.	41,708	155,571
NexPoint Residential Trust, Inc.	2,438	96,228
Office Properties Income Trust	5,266	121,855
One Liberty Properties, Inc.	1,764	35,351
Orchid Island Capital, Inc.	7,663	39,618
Pebblebrook Hotel Trust	14,330	263,385
PennyMac Mtg. Investment Trust	10,800	186,300
Physicians Realty Trust	22,980	405,137
Piedmont Office Realty Trust, Inc., Class A	13,895	213,705
Plymouth Industrial REIT, Inc.	2,701	39,543
PotlatchDeltic Corp.	7,215	344,588
Preferred Apartment Communities, Inc., Class A	5,237	37,654
PS Business Parks, Inc.	2,213	301,234
QTS Realty Trust, Inc., Class A	7,057	459,411
Ready Capital Corp.	4,606	52,416
Redwood Trust, Inc.	12,336	105,843
Retail Opportunity Investments Corp.	12,738	179,478
Retail Properties of America, Inc., Class A	23,612	217,466
Retail Value, Inc.	1,921	29,987
RLJ Lodging Trust	18,073	233,322
RPT Realty	8,883	82,168
Ryman Hospitality Properties, Inc.	5,556	360,307
Sabra Health Care REIT, Inc.	22,618	379,756
Safehold, Inc.	1,980	145,688
Saul Centers, Inc.	1,314	39,328
Seritage Growth Properties, Class A†	3,748	66,752
Service Properties Trust	18,052	191,532
SITE Centers Corp.	16,862	187,000
STAG Industrial, Inc.	16,503	491,789
Summit Hotel Properties, Inc.	11,384	92,210
Sunstone Hotel Investors, Inc.	23,667	253,237
Tanger Factory Outlet Centers, Inc.	9,971	153,853
Terreno Realty Corp.	7,342	415,410
TPG RE Finance Trust, Inc.	6,606	64,541
Two Harbors Investment Corp.	30,157	183,053
UMH Properties, Inc.	4,088	60,094
Uniti Group, Inc.	21,277	261,920
Universal Health Realty Income Trust	1,413	84,328
Urban Edge Properties	12,778	176,209

452

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	3,274	$45,279
Washington Real Estate Investment Trust	9,084	199,303
Western Asset Mtg. Capital Corp.	6,553	19,331
Whitestone REIT	4,386	34,211
Xenia Hotels & Resorts, Inc.	12,474	180,499

		17,289,920

Real Estate Management/Services — 0.6%
Cushman & Wakefield PLC†	12,168	174,367
eXp World Holdings, Inc.†	2,737	291,737
Fathom Holdings, Inc.†	526	19,878
Marcus & Millichap, Inc.†	2,564	91,612
McGrath RentCorp	2,656	185,362
Newmark Group, Inc., Class A	15,952	107,836
RE/MAX Holdings, Inc., Class A	2,007	72,694
Realogy Holdings Corp.†	12,622	179,232
Redfin Corp.†	10,978	781,743
RMR Group, Inc., Class A	1,674	61,737

		1,966,198

Real Estate Operations & Development — 0.2%
American Realty Investors, Inc.†	120	1,035
FRP Holdings, Inc.†	714	30,838
Kennedy-Wilson Holdings, Inc.	13,295	228,541
Legacy Housing Corp.†	892	12,640
Maui Land & Pineapple Co., Inc.†	742	8,577
St. Joe Co.	3,618	161,001
Stratus Properties, Inc.†	648	16,939
Transcontinental Realty Investors, Inc.†	149	3,187

		462,758

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	4,974	47,203

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,612	123,386
Malibu Boats, Inc., Class A†	2,261	158,519
Marine Products Corp.	790	12,861
MasterCraft Boat Holdings, Inc.†	2,040	52,081
OneWater Marine, Inc., Class A†	944	30,520

		377,367

Recycling — 0.0%
Harsco Corp.†	8,608	143,151

Rental Auto/Equipment — 0.4%
Aaron’s Co., Inc.†	3,712	62,881
Alta Equipment Group, Inc.†	1,907	18,097
Avis Budget Group, Inc.†	5,796	239,607
CAI International, Inc.	1,832	59,485
Herc Holdings, Inc.†	2,678	171,339
Nesco Holdings, Inc.†	1,460	11,125
Rent-A-Center, Inc.	5,336	231,049
Textainer Group Holdings, Ltd.†	5,436	98,446
Triton International, Ltd.	6,653	308,300

		1,200,329

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	4,458	547,264
SeaWorld Entertainment, Inc.†	5,595	159,849

		707,113

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	6,861	$158,283
American Eagle Outfitters, Inc.	16,604	376,745
Boot Barn Holdings, Inc.†	3,143	179,905
Buckle, Inc.	3,191	125,470
Caleres, Inc.	3,980	60,138
Cato Corp., Class A	2,342	26,628
Chico’s FAS, Inc.	13,084	28,916
Children’s Place, Inc.†	1,557	114,393
Designer Brands, Inc., Class A	6,787	83,141
Duluth Holdings, Inc., Class B†	1,218	15,188
Express, Inc.†	7,000	42,000
Genesco, Inc.†	1,592	61,785
Guess?, Inc.	4,376	101,611
Shoe Carnival, Inc.	1,024	48,118
Tilly’s, Inc., Class A	2,442	23,932
Vera Bradley, Inc.†	2,257	19,072
Winmark Corp.	331	56,478

		1,521,803

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,922	30,233

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,202	127,131

Retail-Automobile — 0.6%
America’s Car-Mart, Inc.†	695	82,552
Asbury Automotive Group, Inc.†	2,121	302,476
Group 1 Automotive, Inc.	1,917	263,817
Lithia Motors, Inc., Class A	2,863	912,381
Rush Enterprises, Inc., Class A	4,506	189,207
Rush Enterprises, Inc., Class B	731	28,312
Sonic Automotive, Inc., Class A	2,571	105,231

		1,883,976

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.	13,963	493,313

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	2,274	45,617
At Home Group, Inc.†	5,908	143,978
Beacon Roofing Supply, Inc.†	6,012	239,097
GMS, Inc.†	4,584	132,890

		561,582

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,215	59,644

Retail-Discount — 0.3%
Big Lots, Inc.	4,321	257,877
BJ’s Wholesale Club Holdings, Inc.†	15,077	634,290
Citi Trends, Inc.	1,095	64,605

		956,772

Retail-Drug Store — 0.1%
OptimizeRx Corp.†	1,636	73,849
Rite Aid Corp.†	6,027	158,450

		232,299

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,144	87,906

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	4,050	174,919

Retail-Hair Salons — 0.0%
Regis Corp.†	2,592	24,598

453

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	1,802	$58,907
La-Z-Boy, Inc.	4,905	189,922
RH†	1,737	825,700

		1,074,529

Retail-Jewelry — 0.1%
Envela Corp.†	850	5,321
Movado Group, Inc.	1,730	35,742
Signet Jewelers, Ltd.	5,743	233,280

		274,343

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,271	94,996

Retail-Misc./Diversified — 0.8%
Container Store Group, Inc.†	2,151	29,318
Gaia, Inc.†	1,332	12,174
GameStop Corp., Class A†	6,297	2,046,525
PriceSmart, Inc.	2,504	235,076
Sally Beauty Holdings, Inc.†	12,419	187,527

		2,510,620

Retail-Office Supplies — 0.1%
ODP Corp.	5,751	245,510

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,479	263,724

Retail-Pet Food & Supplies — 0.2%
Freshpet, Inc.†	4,264	594,018
PetMed Express, Inc.	2,152	82,206

		676,224

Retail-Petroleum Products — 0.2%
Clean Energy Fuels Corp.†	14,306	146,350
Murphy USA, Inc.	2,973	370,347
World Fuel Services Corp.	6,880	210,459

		727,156

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	795	69,809
Macy’s, Inc.	34,381	517,090

		586,899

Retail-Restaurants — 1.3%
Biglari Holdings, Inc., Class A†	8	4,569
Biglari Holdings, Inc., Class B†	101	11,589
BJ’s Restaurants, Inc.†	2,429	113,531
Bloomin’ Brands, Inc.	9,638	203,073
Brinker International, Inc.	4,936	290,632
Carrols Restaurant Group, Inc.†	3,840	23,578
Cheesecake Factory, Inc.	4,667	209,875
Chuy’s Holdings, Inc.†	2,159	75,738
Cracker Barrel Old Country Store, Inc.	2,610	353,159
Dave & Buster’s Entertainment, Inc.	4,864	165,473
Del Taco Restaurants, Inc.	3,283	31,582
Denny’s Corp.†	6,838	107,562
Dine Brands Global, Inc.	1,713	117,786
El Pollo Loco Holdings, Inc.†	2,048	41,677
Fiesta Restaurant Group, Inc.†	1,982	29,849
Jack in the Box, Inc.	2,494	234,785
Kura Sushi USA, Inc., Class A†	371	8,403
Noodles & Co.†	3,439	29,128
Papa John’s International, Inc.	3,603	368,515
Red Robin Gourmet Burgers, Inc.†	1,703	44,602

Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Ruth’s Hospitality Group, Inc.	3,568	$64,902
Shake Shack, Inc., Class A†	3,863	438,141
Texas Roadhouse, Inc.	7,233	551,227
Waitr Holdings, Inc.†	9,214	32,617
Wingstop, Inc.	3,262	489,463

		4,041,456

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	1,937	41,646
Hibbett Sports, Inc.†	1,816	102,513
Sportsman’s Warehouse Holdings, Inc.†	4,709	82,502
Zumiez, Inc.†	2,303	99,213

		325,874

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,857	410,699

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	20,217	99,872
Five Star Senior Living, Inc.†	2,079	15,031

		114,903

Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,549	203,926
Goodyear Tire & Rubber Co.	25,452	268,518

		472,444

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	3,946	79,117
Raven Industries, Inc.	3,924	126,628
Trinseo SA	4,213	214,147

		419,892

Satellite Telecom — 0.3%
Gogo, Inc.†	6,074	81,391
Iridium Communications, Inc.†	12,947	637,899
KVH Industries, Inc.†	1,817	22,731
Loral Space & Communications, Inc.	1,414	35,916

		777,937

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	6,298	245,307
Banc of California, Inc.	4,915	82,818
BankFinancial Corp.	1,457	12,355
Berkshire Hills Bancorp, Inc.	4,984	82,635
Brookline Bancorp, Inc.	8,536	107,468
Capitol Federal Financial, Inc.	14,344	178,153
Community Bankers Trust Corp.	2,397	17,306
Dime Community Bancshares, Inc.†	3,156	50,180
Eagle Bancorp Montana, Inc.	693	14,823
ESSA Bancorp, Inc.	1,001	14,294
First Capital, Inc.	358	17,180
First Savings Financial Group, Inc.	205	12,380
Flushing Financial Corp.	3,238	59,191
FS Bancorp, Inc.	413	22,145
Greene County Bancorp, Inc.	335	7,946
Hingham Institution for Savings	155	33,985
Home Bancorp, Inc.	823	23,176
HomeTrust Bancshares, Inc.	1,721	36,141
Investors Bancorp, Inc.	25,393	292,273
Meridian Bancorp, Inc.	5,151	78,038
Northfield Bancorp, Inc.	5,250	64,890
Northwest Bancshares, Inc.	12,905	164,539
OceanFirst Financial Corp.	6,530	118,585
Oconee Federal Financial Corp.	113	2,756

454

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Pacific Premier Bancorp, Inc.	8,803	$292,700
Provident Financial Holdings, Inc.	659	10,577
Provident Financial Services, Inc.	7,907	146,438
Prudential Bancorp, Inc.	878	10,369
Riverview Bancorp, Inc.	2,326	12,119
Southern Missouri Bancorp, Inc.	847	25,961
Territorial Bancorp, Inc.	863	20,591
Timberland Bancorp, Inc.	820	20,705
Washington Federal, Inc.	8,312	217,608
Waterstone Financial, Inc.	2,394	44,217
WSFS Financial Corp.	5,526	237,452

		2,777,301

Schools — 0.3%
Adtalem Global Education, Inc.†	5,730	221,121
American Public Education, Inc.†	1,588	45,703
Aspen Group, Inc.†	2,452	23,184
Laureate Education, Inc., Class A†	11,840	154,038
Perdoceo Education Corp.†	7,621	90,156
Strategic Education, Inc.	2,657	234,799
Stride, Inc.†	4,453	114,665
Universal Technical Institute, Inc.†	3,176	19,310

		902,976

Security Services — 0.1%
Brink’s Co.	5,417	369,060

Semiconductor Components-Integrated Circuits — 0.2%
MaxLinear, Inc.†	7,547	236,900
Power Integrations, Inc.	6,490	522,770

		759,670

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,663	125,421
Brooks Automation, Inc.	7,997	605,853
CMC Materials, Inc.	3,196	470,803
Cohu, Inc.	4,525	184,077
FormFactor, Inc.†	8,500	347,395
Onto Innovation, Inc.†	5,222	282,249
Ultra Clean Holdings, Inc.†	4,416	170,457
Veeco Instruments, Inc.†	5,356	98,872

		2,285,127

Silver Mining — 0.0%
Gatos Silver, Inc.†	2,602	34,373
Pan American Silver Corp. CVR†	29,003	22,332

		56,705

Software Tools — 0.2%
Digital Turbine, Inc.†	9,272	530,451

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	6,201	511,458
Northwest Pipe Co.†	1,059	32,035
Omega Flex, Inc.	320	59,200
TimkenSteel Corp.†	4,950	24,899

		627,592

Steel-Producers — 0.3%
Carpenter Technology Corp.	5,227	163,292
Commercial Metals Co.	13,094	257,821
Schnitzer Steel Industries, Inc., Class A	2,841	83,866
United States Steel Corp.	24,124	428,442

		933,421

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	13,970	$237,630

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,963	73,245

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,408	51,938

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,230	38,524

Telecom Services — 0.2%
ATN International, Inc.	1,232	53,198
Consolidated Communications Holdings, Inc.†	8,009	48,895
GTT Communications, Inc.†	3,507	16,308
HC2 Holdings, Inc.†	6,157	21,488
Ooma, Inc.†	2,320	31,250
ORBCOMM, Inc.†	8,149	61,036
Rackspace Technology, Inc.†	3,723	86,038
Spok Holdings, Inc.	1,948	21,662
Vonage Holdings Corp.†	25,806	322,059

		661,934

Telecommunication Equipment — 0.4%
Acacia Communications, Inc.†	4,279	489,518
ADTRAN, Inc.	5,265	90,558
Cambium Networks Corp.†	614	22,564
DZS, Inc.†	1,325	20,405
Harmonic, Inc.†	10,575	82,062
PC-Tel, Inc.	1,967	14,477
Plantronics, Inc.	3,812	120,917
Preformed Line Products Co.	331	21,280
Viavi Solutions, Inc.†	25,158	388,691

		1,250,472

Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	5,711	18,732
Cincinnati Bell, Inc.†	5,519	84,110
IDT Corp., Class B†	2,182	30,613
Shenandoah Telecommunications Co.	5,305	206,205

		339,660

Television — 0.2%
AMC Networks, Inc., Class A†	3,129	154,635
Gray Television, Inc.†	9,559	162,981
Sinclair Broadcast Group, Inc., Class A	4,863	153,233

		470,849

Textile-Apparel — 0.0%
Unifi, Inc.†	1,511	36,188

Textile-Products — 0.1%
Albany International Corp., Class A	3,386	235,395

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	8,484	112,498
Cinemark Holdings, Inc.	11,769	238,204

		350,702

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	15,766	51,082
Anika Therapeutics, Inc.†	1,537	56,884
CorMedix, Inc.†	3,494	30,573

455

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics (continued)
Fennec Pharmaceuticals, Inc.†	2,396	$17,251
Flexion Therapeutics, Inc.†	4,819	58,647
G1 Therapeutics, Inc.†	3,755	90,608
La Jolla Pharmaceutical Co.†	1,984	12,142
MannKind Corp.†	24,613	86,638
Recro Pharma, Inc.†	2,133	6,676

		410,501

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†	1,131	4,999
Turning Point Brands, Inc.	1,306	61,513
Universal Corp.	2,675	122,702
Vector Group, Ltd.	15,375	180,502

		369,716

Toys — 0.0%
Funko, Inc., Class A†	2,684	32,074

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,719	73,327

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	4,347	21,909

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,472	164,453
Atlas Air Worldwide Holdings, Inc.†	2,834	146,858

		311,311

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,834	355,795
General Finance Corp.†	1,138	8,398
Greenbrier Cos., Inc.	3,549	128,403
Willis Lease Finance Corp.†	323	8,954

		501,550

Transport-Marine — 0.3%
Ardmore Shipping Corp.	3,693	11,818
Costamare, Inc.	5,565	44,520
DHT Holdings, Inc.	12,273	65,906
Diamond S Shipping, Inc.†	3,012	19,247
Dorian LPG, Ltd.†	4,152	48,122
Eagle Bulk Shipping, Inc.†	695	13,601
Frontline, Ltd.	12,986	76,617
Genco Shipping & Trading, Ltd.	1,883	14,895
Golar LNG, Ltd.†	10,021	108,527
International Seaways, Inc.	2,644	42,330
Nordic American Tankers, Ltd.	16,225	48,026
Overseas Shipholding Group, Inc., Class A†	7,267	15,043
Pangaea Logistics Solutions, Ltd.†	1,164	3,236
Safe Bulkers, Inc.†	5,712	9,939
Scorpio Bulkers, Inc.	1,018	16,400
Scorpio Tankers, Inc.	5,569	69,278
SEACOR Holdings, Inc.†	2,113	88,197
SFL Corp., Ltd.	10,412	65,804
Tidewater, Inc.†	4,448	42,211

		803,717

Transport-Services — 0.4%
Bristow Group, Inc.†	713	17,262
CryoPort, Inc.†	3,844	262,161
Daseke, Inc.†	5,015	26,379
Echo Global Logistics, Inc.†	2,884	75,935
Forward Air Corp.	3,011	215,858

Security Description	Shares	Value (Note 2)
Transport-Services (continued)
Hub Group, Inc., Class A†	3,606	$189,784
Matson, Inc.	4,710	281,658
Radiant Logistics, Inc.†	4,306	24,975
Universal Logistics Holdings, Inc.	845	17,914

		1,111,926

Transport-Truck — 0.4%
ArcBest Corp.	2,774	128,575
Covenant Logistics Group, Inc.†	1,282	19,345
Heartland Express, Inc.	5,360	100,607
Marten Transport, Ltd.	6,516	103,279
P.A.M. Transportation Services, Inc.†	199	10,278
Saia, Inc.†	2,893	511,338
US Xpress Enterprises, Inc., Class A†	2,439	16,463
Werner Enterprises, Inc.	6,708	263,222

		1,153,107

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	8,002	32,648

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	2,175	14,855

Veterinary Diagnostics — 0.0%
Heska Corp.†	766	128,198

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	1,138	10,105
LifeVantage Corp.†	1,509	13,490
Nature’s Sunshine Products, Inc.†	976	15,665
USANA Health Sciences, Inc.†	1,273	105,354

		144,614

Water — 0.4%
American States Water Co.	4,060	313,676
Artesian Resources Corp., Class A	886	36,220
California Water Service Group	5,441	297,296
Consolidated Water Co., Ltd.	1,595	20,209
Global Water Resources, Inc.	1,408	22,626
Middlesex Water Co.	1,878	149,489
PICO Holdings, Inc.†	1,835	15,781
SJW Group	2,905	192,224
York Water Co.	1,430	62,119

		1,109,640

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,419	61,159
Pure Cycle Corp.†	2,138	22,812

		83,971

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	7,279	69,005
NIC, Inc.	7,244	195,008
Q2 Holdings, Inc.†	5,543	709,449

		973,462

Wire & Cable Products — 0.1%
Belden, Inc.	4,859	229,539
Encore Wire Corp.	2,243	129,533
Insteel Industries, Inc.	2,042	51,540

		410,612

456

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.2%
Anterix, Inc.†	1,197	$43,427
CalAmp Corp.†	3,764	37,678
Casa Systems, Inc.†	3,489	26,900
InterDigital, Inc.	3,389	217,608
Maxar Technologies, Inc.	6,728	281,702
Powerfleet, Inc.†	3,133	22,244
Resonant, Inc.†	5,602	31,763
Ribbon Communications, Inc.†	7,503	54,847

		716,169

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	4,201	81,332
ViewRay, Inc.†	12,269	54,474

		135,806

Total Common Stocks (cost $218,659,716)		286,196,486

EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 2000 ETF (cost $6,731,994)	40,900	8,407,404

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	538	748
Whiting Petroleum Corp., Series B† Expires 09/01/2025	269	414

Total Warrants (cost $0)		1,162

Total Long-Term Investment Securities (cost $225,391,710)		294,605,052

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.13% due 10/07/2021(3)	$1,400,000	1,399,228
0.15% due 06/17/2021(3)	350,000	349,901

Total Short-Term Investment Securities (cost $1,748,575)		1,749,129

REPURCHASE AGREEMENTS — 6.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $19,483,000 and collateralized by $19,899,200 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $19,872,745 (cost $19,483,000)	19,483,000	19,483,000

TOTAL INVESTMENTS (cost $246,623,285)(4)	100.4%	315,837,181
Liabilities in excess of other assets	(0.4)	(1,110,057)

NET ASSETS	100.0%	$314,727,124

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $276,101 representing 0.1% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Fortitude Gold Corp.	12/24/2020	2,108	$2,437	$2,213.00	$1.05	0.00%

(2)	Securities classified as Level 3 (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

457

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

195	Long	E-Mini Russell 2000 Index	March 2021	$19,106,428	$20,164,950	$1,058,522

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial . . .	$503,831	$—	$1,215	$505,046
Gold Mining	259,425	—	2,213	261,638
Medical-Biomedical/Gene	29,581,097	—	6,803	29,587,900
Medical-Drugs	5,375,922	—	0	5,375,922
Other Industries . . . . . .	250,465,980	—	—	250,465,980
Exchange-Traded Funds .	8,407,404	—	—	8,407,404
Warrants	1,162	—	—	1,162
Short-Term Investment Securities . . . .	—	1,749,129	—	1,749,129
Repurchase Agreements .	—	19,483,000	—	19,483,000

Total Investments at Value	$294,594,821	$21,232,129	$10,231	$315,837,181

Other Financial Instruments:†
Futures Contracts	$1,058,522	$—	$—	$1,058,522

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

458

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.8%
Medical-Drugs	3.9
Applications Software	3.7
Diversified Banking Institutions	3.6
United States Treasury Bonds	3.0
E-Commerce/Products	2.9
Registered Investment Companies	2.8
Electronic Components-Semiconductors	2.6
Computers	2.5
Web Portals/ISP	2.4
Real Estate Investment Trusts	2.2
Internet Content-Entertainment	2.0
Diagnostic Equipment	1.9
Semiconductor Components-Integrated Circuits	1.8
Electric-Integrated	1.8
Finance-Credit Card	1.7
Banks-Commercial	1.5
Commercial Services-Finance	1.4
Insurance-Multi-line	1.4
Diversified Manufacturing Operations	1.3
Medical-HMO	1.3
Medical Products	1.2
Semiconductor Equipment	1.2
Auto-Cars/Light Trucks	1.1
Enterprise Software/Service	1.0
Banks-Super Regional	1.0
Electronic Measurement Instruments	1.0
Insurance-Life/Health	1.0
Diversified Financial Services	0.9
Medical-Biomedical/Gene	0.9
Retail-Apparel/Shoe	0.9
Retail-Restaurants	0.9
Telephone-Integrated	0.9
Chemicals-Diversified	0.8
Medical Instruments	0.8
Cosmetics & Toiletries	0.8
Data Processing/Management	0.8
Cable/Satellite TV	0.8
Transport-Rail	0.8
Oil Companies-Integrated	0.8
Industrial Gases	0.7
Food-Misc./Diversified	0.7
Computer Services	0.7
Instruments-Controls	0.7
Insurance Brokers	0.7
Beverages-Non-alcoholic	0.6
Insurance-Property/Casualty	0.6
Retail-Discount	0.6
Containers-Paper/Plastic	0.6
Electric-Distribution	0.6
Retail-Building Products	0.6
Municipal Bonds & Notes	0.5
Multimedia	0.5
Finance-Investment Banker/Broker	0.5
Medical-Hospitals	0.5
E-Commerce/Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Internet Content-Information/News	0.5
Computer Software	0.5
Transport-Services	0.5
Pharmacy Services	0.5

Oil Companies-Exploration & Production	0.5%
Hotels/Motels	0.4
Commercial Services	0.4
Paper & Related Products	0.4
Machinery-Farming	0.4
Metal-Copper	0.3
Rental Auto/Equipment	0.3
Food-Confectionery	0.3
Electronic Components-Misc.	0.3
Drug Delivery Systems	0.3
Athletic Footwear	0.3
Electronic Connectors	0.3
Networking Products	0.3
Machinery-Construction & Mining	0.3
Diversified Minerals	0.3
Entertainment Software	0.3
Aerospace/Defense-Equipment	0.3
Insurance-Reinsurance	0.3
Gas-Distribution	0.3
Pipelines	0.2
Cellular Telecom	0.2
Auto-Heavy Duty Trucks	0.2
Finance-Other Services	0.2
Tobacco	0.2
Electric-Generation	0.2
Coatings/Paint	0.2
Aerospace/Defense	0.2
Chemicals-Specialty	0.2
Audio/Video Products	0.2
Medical Labs & Testing Services	0.2
Non-Hazardous Waste Disposal	0.2
Containers-Metal/Glass	0.2
Computer Aided Design	0.2
Beverages-Wine/Spirits	0.2
Internet Application Software	0.2
Machinery-Electrical	0.2
Building-Residential/Commercial	0.2
Non-Ferrous Metals	0.2
Industrial Automated/Robotic	0.2
Communications Software	0.2
Retail-Major Department Stores	0.2
Brewery	0.2
Apparel Manufacturers	0.2
Human Resources	0.2
Import/Export	0.2
Office Supplies & Forms	0.2
Retail-Auto Parts	0.2
Oil Refining & Marketing	0.2
Finance-Leasing Companies	0.2
Airlines	0.2
Schools	0.2
Advertising Services	0.1
Real Estate Operations & Development	0.1
Veterinary Diagnostics	0.1
Transport-Truck	0.1
Engineering/R&D Services	0.1
Food-Retail	0.1
Investment Companies	0.1
Distribution/Wholesale	0.1
Building Products-Air & Heating	0.1
Advertising Agencies	0.1

459

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Consulting Services	0.1%
Dialysis Centers	0.1
Food-Flour & Grain	0.1
Machinery-Material Handling	0.1
Internet Security	0.1
Government National Mtg. Assoc.	0.1
Private Equity	0.1
Retail-Automobile	0.1
Machinery-General Industrial	0.1
Food-Catering	0.1
E-Marketing/Info	0.1
Electric Products-Misc.	0.1
Wire & Cable Products	0.1
Water	0.1
Casino Hotels	0.1
Energy-Alternate Sources	0.1
Optical Supplies	0.1
Machinery-Pumps	0.1
Computer Data Security	0.1
Transport-Equipment & Leasing	0.1
Miscellaneous Manufacturing	0.1
Savings & Loans/Thrifts	0.1
Municipal Bonds	0.1
Web Hosting/Design	0.1
Medical-Generic Drugs	0.1
Investment Management/Advisor Services	0.1
Medical-Outpatient/Home Medical	0.1
Federal Home Loan Mtg. Corp.	0.1
Retail-Gardening Products	0.1
Oil-Field Services	0.1
Photo Equipment & Supplies	0.1
Metal-Aluminum	0.1
Sovereign	0.1
Power Converter/Supply Equipment	0.1
Wireless Equipment	0.1
Metal-Diversified	0.1
Metal Processors & Fabrication	0.1
Athletic Equipment	0.1
Pastoral & Agricultural	0.1
Tools-Hand Held	0.1
Retail-Misc./Diversified	0.1

100.0%

*	Calculated as a percentage of net assets

460

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 79.3%
Advertising Agencies — 0.1%
WPP PLC	37,975	$396,420

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	2,899	261,380
Trade Desk, Inc., Class A†	247	189,199

		450,579

Aerospace/Defense — 0.2%
Boeing Co.	1,166	226,426
Northrop Grumman Corp.	1,332	381,765
Spirit AeroSystems Holdings, Inc., Class A	1,435	48,603
Teledyne Technologies, Inc.†	338	120,669
TransDigm Group, Inc.†	32	17,705

		795,168

Aerospace/Defense-Equipment — 0.3%
HEICO Corp., Class A	453	48,159
Howmet Aerospace, Inc.	5,483	134,772
L3Harris Technologies, Inc.	791	135,664
Meggitt PLC†	73,721	397,455
Safran SA†	2,257	284,633

		1,000,683

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	906	37,490

Agricultural Operations — 0.0%
Bunge, Ltd.	1,030	67,403
Cadiz, Inc.†	2,772	30,936

		98,339

Airlines — 0.1%
Alaska Air Group, Inc.	892	43,556
Hawaiian Holdings, Inc.	3,240	63,407
United Airlines Holdings, Inc.†	1,701	68,023

		174,986

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	700	29,162
Kering SA	481	315,644
Oxford Industries, Inc.	380	24,791
Samsonite International SA†*	86,400	128,701
VF Corp.	1,458	112,076

		610,374

Appliances — 0.0%
iRobot Corp.†	149	17,895

Applications Software — 3.7%
Appfolio, Inc., Class A†	390	59,596
CDK Global, Inc.	1,400	69,860
Cerence, Inc.†	593	66,362
Concentrix Corp.†	384	41,057
Five9, Inc.†	720	119,700
Intuit, Inc.	3,755	1,356,419
Microsoft Corp.	50,332	11,675,011
Nuance Communications, Inc.†	2,970	135,254
PTC, Inc.†	400	53,164
Qualtrics International, Inc., Class A†	911	40,084
Qumu Corp.†	1,400	10,822
ServiceNow, Inc.†	2,482	1,348,123
Smartsheet, Inc., Class A†	1,110	77,411

		15,052,863

Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	1,212	$177,110

Athletic Footwear — 0.3%
NIKE, Inc., Class B	8,855	1,182,939

Audio/Video Products — 0.2%
Panasonic Corp.	29,000	375,908
Sony Corp.	5,000	478,473

		854,381

Auto-Cars/Light Trucks — 0.8%
Ferrari NV	711	148,016
General Motors Co.	25,160	1,275,109
Honda Motor Co., Ltd.	5,800	153,361
Suzuki Motor Corp.	6,700	302,734
Tesla, Inc.†	709	562,613
Toyota Motor Corp.	11,500	804,158

		3,245,991

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	2,172	509,160
PACCAR, Inc.	4,879	445,063

		954,223

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	1,625	217,100
Autoliv, Inc.	602	53,403
Autoliv, Inc. SDR	3,127	279,740
Denso Corp.	4,700	261,804
Dorman Products, Inc.†	695	63,127
Lear Corp.	486	73,269
Magna International, Inc.	11,360	798,040
Stanley Electric Co., Ltd.	8,500	266,545
Tenneco, Inc., Class A†	1,800	18,180
Veoneer, Inc.†	1,612	42,380

		2,073,588

Auto/Truck Parts & Equipment-Replacement — 0.0%
Citius Pharmaceuticals, Inc.†	10,400	12,688
Standard Motor Products, Inc.	910	35,699

		48,387

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd.	17,474	314,372
BankUnited, Inc.	2,262	78,378
Commerce Bancshares, Inc.	1,143	76,410
Cullen/Frost Bankers, Inc.	670	61,801
DBS Group Holdings, Ltd.	11,900	223,735
DNB ASA†	35,942	701,619
East West Bancorp, Inc.	1,891	113,347
Erste Group Bank AG†	7,380	225,069
Farmers & Merchants Bancorp, Inc.	1,260	28,854
First Financial Bankshares, Inc.	1,750	66,290
First Interstate BancSystem, Inc., Class A	1,310	50,645
FNB Corp.	5,830	57,484
Glacier Bancorp, Inc.	1,260	58,779
Hilltop Holdings, Inc.	380	11,415
Home BancShares, Inc.	3,370	71,444
ING Groep NV†	46,766	415,385
Intesa Sanpaolo SpA†	94,014	205,668
Meta Financial Group, Inc.	1,372	53,000
National Bank of Canada	9,453	531,290
PacWest Bancorp	2,370	71,550
Pinnacle Financial Partners, Inc.	1,264	86,622

461

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Popular, Inc.	1,370	$77,748
Prosperity Bancshares, Inc.	839	56,582
Signature Bank	589	97,297
Standard Chartered PLC†	20,456	124,213
Sumitomo Mitsui Trust Holdings, Inc.	6,600	200,519
Svenska Handelsbanken AB, Class A†	37,455	375,282
TCF Financial Corp.	1,106	42,979
United Bankshares, Inc.	1,423	45,052
United Overseas Bank, Ltd.	20,700	365,703
Webster Financial Corp.	1,958	91,536
Western Alliance Bancorp	1,550	105,679

		5,085,747

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	888	35,369
State Street Corp.	553	38,710

		74,079

Banks-Super Regional — 0.8%
Fifth Third Bancorp	11,326	327,661
Huntington Bancshares, Inc.	18,279	241,740
PNC Financial Services Group, Inc.	7,374	1,058,316
Wells Fargo & Co.	58,044	1,734,355

		3,362,072

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,000	43,840
EnerSys	810	66,606

		110,446

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	21,692	1,044,470
Keurig Dr Pepper, Inc.	6,680	212,424
Monster Beverage Corp.†	1,004	87,177
National Beverage Corp.	65	9,850
NewAge, Inc.†	4,400	13,420
PepsiCo, Inc.	8,638	1,179,692

		2,547,033

Beverages-Wine/Spirits — 0.2%
Diageo PLC	17,614	710,809
MGP Ingredients, Inc.	530	30,687

		741,496

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	82	75,185
Kirin Holdings Co., Ltd.	10,100	217,249

		292,434

Broadcast Services/Program — 0.0%
Liberty Media Corp.—Liberty Formula One, Series C†	897	36,086
MSG Networks, Inc., Class A†	1,040	17,961

		54,047

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	1,310	120,219

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	103,974

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	8,115	404,289
Lennox International, Inc.	252	69,424

		473,713

Security Description	Shares	Value (Note 2)
Building Products-Cement — 0.0%
MDU Resources Group, Inc.	2,400	$63,096

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	12,636
Cornerstone Building Brands, Inc.†	920	10,470
Griffon Corp.	2,410	54,128
Masonite International Corp.†	770	76,615

		153,849

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,720	31,596
Dycom Industries, Inc.†	861	69,862

		101,458

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,700	73,630
Lennar Corp., Class A	2,431	202,138
NVR, Inc.†	21	93,376
Persimmon PLC	8,862	309,204

		678,348

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	931	33,116
Cable One, Inc.	41	82,000
Charter Communications, Inc., Class A†	449	272,794
Comcast Corp., Class A	33,277	1,649,541
DISH Network Corp., Class A†	299	8,677
Liberty Broadband Corp., Class C†	2,169	316,783
Liberty Global PLC, Class A†	188	4,538
Liberty Global PLC, Class C†	378	9,133
Sirius XM Holdings, Inc.	4,540	28,420

		2,405,002

Casino Hotels — 0.1%
Las Vegas Sands Corp.	4,606	221,503
Wynn Resorts, Ltd.	1,251	124,512

		346,015

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,210	85,172
Scientific Games Corp.†	740	29,023

		114,195

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	1,370	172,730
Vodafone Group PLC ADR	22,863	392,100

		564,830

Chemicals-Diversified — 0.8%
Asahi Kasei Corp.	36,200	405,729
BASF SE	5,135	398,357
Celanese Corp.	454	55,456
Covestro AG*	8,198	558,667
DuPont de Nemours, Inc.	6,774	538,194
Johnson Matthey PLC	11,648	470,353
PPG Industries, Inc.	5,356	721,507
Tosoh Corp.	3,700	63,848
Westlake Chemical Corp.	817	62,468

		3,274,579

Chemicals-Specialty — 0.2%
Albemarle Corp.	228	37,087
Chemours Co.	2,060	54,260
Ecolab, Inc.	338	69,124

462

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Element Solutions, Inc.	4,820	$82,085
International Flavors & Fragrances, Inc.	260	29,219
Minerals Technologies, Inc.	1,068	65,821
NewMarket Corp.	32	12,550
Rogers Corp.†	343	53,532
Sensient Technologies Corp.	374	26,378
Umicore SA	6,367	360,970
Valvoline, Inc.	3,280	77,867

		868,893

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,560	20,920

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	1,840	49,662
RPM International, Inc.	4,847	399,732
Sherwin-Williams Co.	763	527,843

		977,237

Commercial Services — 0.4%
Amadeus IT Group SA	2,882	182,433
Cintas Corp.	1,043	331,799
CoStar Group, Inc.†	603	542,525
John Wiley & Sons, Inc., Class A	810	36,944
LiveRamp Holdings, Inc.†	930	70,410
Macquarie Infrastructure Corp.	657	18,258
TechnoPro Holdings, Inc.	4,200	321,987

		1,504,356

Commercial Services-Finance — 1.3%
Affirm Holdings, Inc.†	129	12,847
Automatic Data Processing, Inc.	2,182	360,292
Equifax, Inc.	3,605	638,482
Euronet Worldwide, Inc.†	399	49,859
FleetCor Technologies, Inc.†	828	200,997
Global Payments, Inc.	6,968	1,229,991
Green Dot Corp., Class A†	1,090	54,751
PayPal Holdings, Inc.†	6,909	1,618,848
S&P Global, Inc.	2,158	684,086
Square, Inc., Class A†	1,590	343,376
TransUnion	1,370	119,245
WEX, Inc.†	125	23,575

		5,336,349

Communications Software — 0.2%
8x8, Inc.†	1,710	60,278
RingCentral, Inc., Class A†	427	159,237
Zoom Video Communications, Inc., Class A†	1,131	420,811

		640,326

Computer Aided Design — 0.2%
Synopsys, Inc.†	3,132	800,069

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	968	208,895
Qualys, Inc.†	890	123,238

		332,133

Computer Services — 0.7%
Accenture PLC, Class A	5,587	1,351,607
Cognizant Technology Solutions Corp., Class A	2,543	198,227
EPAM Systems, Inc.†	252	86,796

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Leidos Holdings, Inc.	1,148	$121,757
NTT Data Corp.	35,500	512,105
Science Applications International Corp.	630	60,499
Sykes Enterprises, Inc.†	2,090	80,653
Teleperformance	891	292,161

		2,703,805

Computer Software — 0.5%
Bandwidth, Inc., Class A†	190	33,847
Citrix Systems, Inc.	2,026	270,086
Cloudera, Inc.†	7,020	107,195
Datadog, Inc., Class A†	710	72,952
Dropbox, Inc., Class A†	2,300	52,049
Envestnet, Inc.†	850	65,221
J2 Global, Inc.†	640	65,690
MongoDB, Inc.†	548	202,546
Slack Technologies, Inc., Class A†	1,500	63,255
Snowflake, Inc., Class A†	271	73,834
Splunk, Inc.†	2,610	430,728
Twilio, Inc., Class A†	840	301,921
Upland Software, Inc.†	1,190	56,751
Veritone, Inc.†	2,930	115,061
Yext, Inc.†	1,610	27,161
ZoomInfo Technologies, Inc.† Class A	2,020	96,980

		2,035,277

Computers — 2.4%
Apple, Inc.	71,716	9,463,643
Dell Technologies, Inc., Class C†	741	54,012

		9,517,655

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	79,063

Computers-Other — 0.0%
3D Systems Corp.†	2,830	100,578

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	807	68,732
FTI Consulting, Inc.†	460	50,586
Worley, Ltd.	36,970	324,463

		443,781

Consumer Products-Misc. — 0.0%
Clorox Co.	161	33,723
Kimberly-Clark Corp.	701	92,602
Spectrum Brands Holdings, Inc.	409	30,908

		157,233

Containers-Metal/Glass — 0.2%
Ball Corp.	8,635	760,053
Crown Holdings, Inc.†	276	24,881
Greif, Inc., Class B	370	16,909

		801,843

Containers-Paper/Plastic — 0.6%
Amcor PLC CDI	21,235	233,444
Matthews International Corp., Class A	1,270	38,773
Packaging Corp. of America	7,128	958,431
Sealed Air Corp.	10,470	442,567
Sonoco Products Co.	1,220	70,650
WestRock Co.	16,255	673,444

		2,417,309

463

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,490	$350,220
Estee Lauder Cos., Inc., Class A	454	107,439
L’Oreal SA	1,857	650,923
Pola Orbis Holdings, Inc.	3,600	72,227
Procter & Gamble Co.	4,128	529,251
Unilever PLC	23,464	1,367,656

		3,077,716

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	2,882	407,255
CSG Systems International, Inc.	880	37,919
DocuSign, Inc.†	1,332	310,209
Fidelity National Information Services, Inc.	9,299	1,148,055
Fiserv, Inc.†	11,566	1,187,713

		3,091,151

Decision Support Software — 0.0%
MSCI, Inc.	24	9,487

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	112	58,843
DENTSPLY SIRONA, Inc.	390	20,861

		79,704

Diagnostic Equipment — 1.9%
Accelerate Diagnostics, Inc.†	780	8,003
Adaptive Biotechnologies Corp.†	744	41,270
Avantor, Inc.†	2,466	72,722
Danaher Corp.	16,638	3,957,182
Repligen Corp.†	640	128,000
Thermo Fisher Scientific, Inc.	7,016	3,576,055

		7,783,232

Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	1,800	23,112
OraSure Technologies, Inc.†	1,500	22,845
Quidel Corp.†	185	46,429

		92,386

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	9,926	443,002

Distribution/Wholesale — 0.1%
Bunzl PLC	6,538	210,306
EVI Industries, Inc.†	700	25,137
Hudson Technologies, Inc.†	6,760	9,261
SiteOne Landscape Supply, Inc.†	560	88,301
Systemax, Inc.	1,690	64,946
WESCO International, Inc.†	1,034	78,698

		476,649

Diversified Banking Institutions — 2.6%
Bank of America Corp.	45,273	1,342,344
BNP Paribas SA†	9,764	470,257
Goldman Sachs Group, Inc.	5,339	1,447,777
JPMorgan Chase & Co.	21,743	2,797,672
Lloyds Banking Group PLC†	642,077	288,158
Macquarie Group, Ltd.	3,161	315,904
Mitsubishi UFJ Financial Group, Inc.	57,100	257,270
Morgan Stanley	55,015	3,688,756

		10,608,138

Security Description	Shares	Value (Note 2)
Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	$13,784

Diversified Manufacturing Operations — 1.3%
3M Co.	997	175,133
Carlisle Cos., Inc.	544	78,842
Fabrinet†	700	55,258
General Electric Co.	263,977	2,819,274
Illinois Tool Works, Inc.	1,926	374,048
Parker-Hannifin Corp.	606	160,354
Siemens AG	9,238	1,430,659
Textron, Inc.	2,990	135,327

		5,228,895

Diversified Minerals — 0.2%
BHP Group PLC	17,101	469,853
BHP Group, Ltd.	12,649	420,523

		890,376

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	4,219	1,104,492
Heron Therapeutics, Inc.†	4,030	69,961

		1,174,453

E-Commerce/Products — 2.9%
Alibaba Group Holding, Ltd. ADR†	7,882	2,000,688
Amazon.com, Inc.†	2,731	8,756,132
ASOS PLC†	8,426	516,255
Etsy, Inc.†	715	142,349
JD.com, Inc. ADR†	1,015	90,020
Pinduoduo, Inc. ADR†	707	117,157
Stitch Fix, Inc., Class A†	200	19,088
THG PLC†	8,342	82,367
Wayfair, Inc., Class A†	331	90,138

		11,814,194

E-Commerce/Services — 0.5%
Airbnb, Inc. Class A†	287	52,702
Booking Holdings, Inc.†	299	581,355
DoorDash, Inc. Class A†	542	104,752
GrubHub, Inc.†	940	70,754
Lyft, Inc., Class A†	1,220	54,241
Match Group, Inc.†	4,885	683,216
TrueCar, Inc.†	2,530	11,334
Uber Technologies, Inc.†	6,390	325,443
Upwork, Inc.†	2,250	93,263
Zillow Group, Inc., Class A†	60	8,323
Zillow Group, Inc., Class C†	520	67,839

		2,053,222

E-Marketing/Info — 0.1%
CyberAgent, Inc.	6,100	382,562

E-Services/Consulting — 0.0%
CDW Corp.	619	81,498

Electric Products-Misc. — 0.1%
Legrand SA	3,339	307,183
Novanta, Inc.†	480	59,962

		367,145

Electric-Distribution — 0.5%
Consolidated Edison, Inc.	431	30,506
National Grid PLC	34,629	402,542
Sempra Energy	13,472	1,667,295

464

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Distribution (continued)
Spark Energy, Inc., Class A	3,730	$40,918

		2,141,261

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	11,700	192,983
Engie SA†	39,856	619,125
Ormat Technologies, Inc.	1,200	136,992

		949,100

Electric-Integrated — 1.6%
AES Corp.	5,569	135,828
Ameren Corp.	10,169	739,490
American Electric Power Co., Inc.	5,004	404,874
DTE Energy Co.	675	80,136
Duke Energy Corp.	1,168	109,792
Entergy Corp.	1,230	117,256
Eversource Energy	2,401	210,087
FirstEnergy Corp.	2,768	85,144
IDACORP, Inc.	242	21,369
MGE Energy, Inc.	700	44,576
NextEra Energy, Inc.	36,230	2,929,920
OGE Energy Corp.	1,915	58,446
PG&E Corp.†	2,000	22,860
PNM Resources, Inc.	1,270	61,620
Public Service Enterprise Group, Inc.	10,410	587,436
Southern Co.	15,786	930,111

		6,538,945

Electronic Components-Misc. — 0.3%
Atkore International Group, Inc.†	1,740	77,186
Hubbell, Inc.	1,149	178,784
Knowles Corp.†	2,520	48,611
Murata Manufacturing Co., Ltd.	6,000	577,859
Omron Corp.	3,200	283,263
Sensata Technologies Holding PLC†	1,460	79,570

		1,245,273

Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	9,796	838,929
Amkor Technology, Inc.	5,580	86,602
Broadcom, Inc.	4,793	2,159,247
Hamamatsu Photonics KK	6,100	352,254
Impinj, Inc.†	700	37,079
Inphi Corp.†	590	99,480
MACOM Technology Solutions Holdings, Inc.†	170	9,666
Marvell Technology Group, Ltd.	12,096	622,460
Microchip Technology, Inc.	2,905	395,400
Micron Technology, Inc.†	11,133	871,380
Monolithic Power Systems, Inc.	798	283,521
NVIDIA Corp.	3,386	1,759,332
Samsung Electronics Co., Ltd.	16,259	1,186,613
Texas Instruments, Inc.	9,354	1,549,864
Xilinx, Inc.	1,390	181,492

		10,433,319

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,559	569,328
TE Connectivity, Ltd.	4,920	592,368

		1,161,696

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	11,639	1,398,659

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments (continued)
Fortive Corp.	9,094	$600,931
Keysight Technologies, Inc.†	1,518	214,934
Roper Technologies, Inc.	3,800	1,493,058

		3,707,582

Electronic Parts Distribution — 0.0%
Avnet, Inc.	1,140	40,253
SYNNEX Corp.	384	31,342

		71,595

Energy-Alternate Sources — 0.1%
Plug Power, Inc.†	2,200	138,974
Renewable Energy Group, Inc.†	1,220	109,312
REX American Resources Corp.†	627	47,965
Sunrun, Inc.†	700	48,489

		344,740

Engineering/R&D Services — 0.1%
Exponent, Inc.	580	47,896
Jacobs Engineering Group, Inc.	4,531	457,450

		505,346

Enterprise Software/Service — 1.0%
Alteryx, Inc., Class A†	430	54,202
Asure Software, Inc.†	3,380	27,648
Atlassian Corp. PLC, Class A†	529	122,268
Benefitfocus, Inc.†	1,110	13,653
Black Knight, Inc.†	1,170	95,577
Cardlytics, Inc.†	170	20,786
Clarivate PLC†	2,024	58,575
Coupa Software, Inc.†	605	187,471
Everbridge, Inc.†	390	51,843
Evolent Health, Inc., Class A†	1,580	26,971
HubSpot, Inc.†	337	125,431
LivePerson, Inc.†	720	45,619
Manhattan Associates, Inc.†	590	66,806
Oracle Corp.	1,482	89,557
Paycom Software, Inc.†	162	61,518
salesforce.com, Inc.†	7,822	1,764,330
SAP SE	3,949	502,702
SS&C Technologies Holdings, Inc.	1,060	66,653
Veeva Systems, Inc., Class A†	1,209	334,216
Workday, Inc., Class A†	1,953	444,366

		4,160,192

Entertainment Software — 0.3%
Electronic Arts, Inc.	1,136	162,675
Sea, Ltd. ADR†	3,801	823,715
Zynga, Inc., Class A†	4,342	43,029

		1,029,419

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	3,870	146,441

Finance-Consumer Loans — 0.0%
SLM Corp.	6,890	95,633

Finance-Credit Card — 1.6%
American Express Co.	1,947	226,358
Capital One Financial Corp.	4,489	468,023
Mastercard, Inc., Class A	5,288	1,672,542
Visa, Inc., Class A	20,843	4,027,910

		6,394,833

465

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	33,750	$1,739,475
Close Brothers Group PLC	6,160	118,913
Houlihan Lokey, Inc.	480	31,128
Piper Sandler Cos.	720	65,758
Tradeweb Markets, Inc. Class A	2,417	146,929
XP, Inc., Class A†	1,529	66,725

		2,168,928

Finance-Leasing Companies — 0.1%
Air Lease Corp.	500	19,815
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,700	157,005

		176,820

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	855	78,429
CME Group, Inc.	2,713	493,061
Intercontinental Exchange, Inc.	3,061	337,781
SEI Investments Co.	650	34,353

		943,624

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	82,080
Sturm Ruger & Co., Inc.	60	3,802

		85,882

Food-Baking — 0.0%
Hostess Brands, Inc.†	5,990	91,947

Food-Catering — 0.1%
Aramark	1,890	64,808
Compass Group PLC†	18,202	326,261

		391,069

Food-Confectionery — 0.3%
Barry Callebaut AG	125	276,928
Mondelez International, Inc., Class A	17,690	980,734

		1,257,662

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	109,600	434,611

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,316	84,632

Food-Misc./Diversified — 0.7%
Beyond Meat, Inc.†	200	35,616
Conagra Brands, Inc.	4,186	144,836
Ingredion, Inc.	766	57,810
Kraft Heinz Co.	1,458	48,858
McCormick & Co., Inc.	2,310	206,837
Nestle SA	20,355	2,280,301

		2,774,258

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	13,000	493,795

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,400	43,386

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	2,010	69,305

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	65,811

Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.2%
Atmos Energy Corp.	4,074	$362,586
Beijing Enterprises Holdings, Ltd.	39,500	129,527
NiSource, Inc.	1,915	42,417
ONE Gas, Inc.	637	46,584
Southwest Gas Holdings, Inc.	785	47,068

		628,182

Golf — 0.0%
Acushnet Holdings Corp.	1,470	60,005

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,000	14,280
Tandem Diabetes Care, Inc.†	590	54,664

		68,944

Home Furnishings — 0.0%
Purple Innovation, Inc.†	1,200	40,848

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	8,590	870,940
Marcus Corp.	1,120	19,712
Marriott International, Inc., Class A	5,419	630,284
Playa Hotels & Resorts NV†	3,550	18,886
Wyndham Destinations, Inc.	1,970	87,153
Wyndham Hotels & Resorts, Inc.	1,240	72,131

		1,699,106

Human Resources — 0.2%
Barrett Business Services, Inc.	640	40,352
Korn Ferry	440	20,064
ManpowerGroup, Inc.	677	59,874
Paylocity Holding Corp.†	220	41,241
Recruit Holdings Co., Ltd.	10,000	435,701

		597,232

Import/Export — 0.2%
Mitsubishi Corp.	10,300	261,323
Sumitomo Corp.	24,400	324,440

		585,763

Independent Power Producers — 0.0%
Vistra Corp.	2,700	53,919

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	1,035	257,228
SMC Corp.	300	182,083
THK Co., Ltd.	6,900	221,243

		660,554

Industrial Gases — 0.7%
Air Liquide SA	3,537	577,995
Air Products & Chemicals, Inc.	2,055	548,192
Linde PLC	7,108	1,744,303

		2,870,490

Instruments-Controls — 0.7%
ABB, Ltd.	19,519	576,078
Honeywell International, Inc.	10,619	2,074,634

		2,650,712

Insurance Brokers — 0.6%
Aon PLC, Class A	2,553	518,514
eHealth, Inc.†	620	29,667
Marsh & McLennan Cos., Inc.	11,157	1,226,266
Willis Towers Watson PLC	2,161	438,554

		2,213,001

466

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.8%
AIA Group, Ltd.	22,000	$269,553
Aviva PLC	53,151	242,858
AXA SA	34,245	757,244
Challenger, Ltd.	31,326	158,404
Equitable Holdings, Inc.	36,946	915,522
Principal Financial Group, Inc.	1,928	94,993
Sun Life Financial, Inc.	12,457	575,725
Voya Financial, Inc.	1,160	64,334

		3,078,633

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	713	67,122
Chubb, Ltd.	19,038	2,773,265
Direct Line Insurance Group PLC	31,706	130,140
Hartford Financial Services Group, Inc.	6,489	311,602
Kemper Corp.	260	18,291
MetLife, Inc.	15,338	738,525
Ping An Insurance Group Co. of China, Ltd.	24,000	283,069
Sampo Oyj, Class A	11,612	486,905
Storebrand ASA†	47,274	364,055
Zurich Insurance Group AG	1,174	467,394

		5,640,368

Insurance-Property/Casualty — 0.6%
Alleghany Corp.	68	38,546
Arch Capital Group, Ltd.†	2,275	71,458
Berkshire Hathaway, Inc., Class B†	3,065	698,421
Fidelity National Financial, Inc.	1,390	50,457
Markel Corp.†	59	57,199
Mercury General Corp.	990	52,480
PICC Property & Casualty Co., Ltd.	316,000	230,953
Progressive Corp.	3,923	342,046
Tokio Marine Holdings, Inc.	10,500	524,381
Travelers Cos., Inc.	2,793	380,686
White Mountains Insurance Group, Ltd.	47	47,940

		2,494,567

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	789	31,836
Axis Capital Holdings, Ltd.	1,240	56,916
Muenchener Rueckversicherungs-Gesellschaft AG	2,999	797,291
Reinsurance Group of America, Inc.	395	41,495
RenaissanceRe Holdings, Ltd.	345	51,902

		979,440

Internet Application Software — 0.2%
Okta, Inc.†	620	160,586
Shopify, Inc., Class A†	193	212,028
Wix.com, Ltd.†	866	213,945
Zendesk, Inc.†	878	126,643

		713,202

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	17,979	4,644,515
Netflix, Inc.†	3,470	1,847,393
Pinterest, Inc., Class A†	1,910	130,854
Roku, Inc.†	600	233,418
Snap, Inc., Class A†	14,705	778,483
Spotify Technology SA†	1,139	358,785

		7,993,448

Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	365	$76,632
Kuaishou Technology†*	2,100	31,148
Tencent Holdings, Ltd.	22,100	1,934,702

		2,042,482

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,090	58,980
Playtika Holding Corp.†	968	28,207

		87,187

Internet Security — 0.1%
NortonLifeLock, Inc.	10,882	229,284
Palo Alto Networks, Inc.†	386	135,389
Proofpoint, Inc.†	300	38,724

		403,397

Investment Companies — 0.1%
Melrose Industries PLC†	209,518	482,872

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp.	1,690	113,467
Invesco, Ltd.	826	17,007
Raymond James Financial, Inc.	202	20,186
Virtus Investment Partners, Inc.	425	89,250

		239,910

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	62,461
II-VI, Inc.†	906	76,168

		138,629

Lighting Products & Systems — 0.0%
Universal Display Corp.	286	66,015

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,255	960,824
Oshkosh Corp.	817	74,829

		1,035,653

Machinery-Electrical — 0.2%
Argan, Inc.	540	23,344
BWX Technologies, Inc.	956	51,548
Mitsubishi Electric Corp.	41,300	631,465

		706,357

Machinery-Farming — 0.4%
Deere & Co.	4,516	1,304,221
Toro Co.	1,000	94,250

		1,398,471

Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	800	41,128
Middleby Corp.†	565	76,682
Nordson Corp.	450	80,546
Otis Worldwide Corp.	2,356	152,315
Tennant Co.	620	42,005

		392,676

Machinery-Material Handling — 0.1%
KION Group AG	4,782	414,124

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	52,400
Flowserve Corp.	2,253	80,117
Graco, Inc.	1,420	97,895
Ingersoll Rand, Inc.†	2,516	105,269

		335,681

467

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,615	$42,546

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	170	8,602
MTBC, Inc.†	4,900	55,958

		64,560

Medical Instruments — 0.7%
Alcon, Inc.†	2,545	182,543
Elekta AB, Series B	23,049	332,250
Intuitive Surgical, Inc.†	1,530	1,143,889
Medtronic PLC	11,211	1,248,121
NuVasive, Inc.†	770	41,380

		2,948,183

Medical Labs & Testing Services — 0.1%
Cellular Biomedicine Group, Inc.†	200	3,920
Evotec SE†	5,709	225,112
MEDNAX, Inc.†	2,710	73,902
PPD, Inc.†	2,654	85,352
Teladoc Health, Inc.†	548	144,579

		532,865

Medical Products — 1.2%
Abbott Laboratories	3,344	413,285
Cooper Cos., Inc.	77	28,031
Envista Holdings Corp.†	1,417	50,360
Glaukos Corp.†	1,030	91,351
Hologic, Inc.†	1,438	114,652
Inogen, Inc.†	358	17,517
iRhythm Technologies, Inc.†	118	19,874
Koninklijke Philips NV†	21,740	1,184,849
Masimo Corp.†	136	34,805
Nevro Corp.†	490	79,277
Omnicell, Inc.†	850	100,130
Penumbra, Inc.†	385	100,520
Pulse Biosciences, Inc.†	700	23,905
Siemens Healthineers AG*	7,563	424,438
Soliton, Inc.†	500	5,430
Stryker Corp.	9,154	2,023,125
Tactile Systems Technology, Inc.†	670	36,548
Zimmer Biomet Holdings, Inc.	464	71,303

		4,819,400

Medical-Biomedical/Gene — 0.9%
Aldeyra Therapeutics, Inc.†	710	7,952
Alexion Pharmaceuticals, Inc.†	259	39,712
Alnylam Pharmaceuticals, Inc.†	570	85,774
Amgen, Inc.	975	235,394
Anavex Life Sciences Corp.†	2,300	14,444
Applied Therapeutics, Inc.†	200	4,188
Ascendis Pharma A/S ADR†	716	107,507
Biogen, Inc.†	336	94,957
BioMarin Pharmaceutical, Inc.†	1,010	83,608
Blueprint Medicines Corp.†	370	35,798
Cara Therapeutics, Inc.†	4,370	81,719
ChemoCentryx, Inc.†	1,250	71,263
Cleveland BioLabs, Inc.†	17,000	78,030
Constellation Pharmaceuticals, Inc.†	980	32,311
CSL, Ltd.	773	159,982
Cue Biopharma, Inc.†	500	6,770
Exact Sciences Corp.†	879	120,564
Exelixis, Inc.†	2,920	64,853

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Fate Therapeutics, Inc.†	460	$41,690
Five Prime Therapeutics, Inc.†	650	10,868
Forte Biosciences, Inc.†	790	26,749
Genprex, Inc.†	1,100	4,917
Global Blood Therapeutics, Inc.†	900	45,108
IGM Biosciences, Inc.†	30	2,860
Incyte Corp.†	3,131	281,007
Insmed, Inc.†	1,700	63,903
Ionis Pharmaceuticals, Inc.†	670	40,247
Iovance Biotherapeutics, Inc.†	1,170	51,293
Kezar Life Sciences, Inc.†	700	3,717
Lexicon Pharmaceuticals, Inc.†	2,540	20,091
Mirati Therapeutics, Inc.†	300	61,599
Moderna, Inc.†	1,360	235,498
NGM Biopharmaceuticals, Inc.†	2,000	51,320
Novavax, Inc.†	360	79,538
Ovid therapeutics, Inc.†	4,361	12,254
Oyster Point Pharma, Inc.†	200	3,754
Radius Health, Inc.†	1,900	35,530
Regeneron Pharmaceuticals, Inc.†	101	50,888
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Savara, Inc.†	8,460	12,944
Scholar Rock Holding Corp.†	800	47,728
Seagen, Inc.†	939	154,250
Selecta Biosciences, Inc.†	3,510	14,040
TG Therapeutics, Inc.†	800	38,616
Ultragenyx Pharmaceutical, Inc.†	594	82,322
United Therapeutics Corp.†	416	68,149
Vertex Pharmaceuticals, Inc.†	2,677	613,247
Veru, Inc.†	4,200	37,044
WaVe Life Sciences, Ltd.†	980	9,967
Xencor, Inc.†	1,230	56,273
ZIOPHARM Oncology, Inc.†	5,100	18,921

		3,601,158

Medical-Drugs — 3.6%
AbbVie, Inc.	19,971	2,046,628
Aclaris Therapeutics, Inc.†	2,560	53,120
Alkermes PLC†	1,420	29,806
Astellas Pharma, Inc.	57,300	929,501
AstraZeneca PLC ADR	7,366	372,720
Bausch Health Cos., Inc.†	5,656	144,228
Bayer AG	9,403	569,693
Bioxcel Therapeutics, Inc.†	520	24,086
Corbus Pharmaceuticals Holdings, Inc.†	6,010	10,998
Durect Corp.†	5,600	11,536
Eagle Pharmaceuticals, Inc.†	560	26,135
Eli Lilly & Co.	8,837	1,837,831
GlaxoSmithKline PLC ADR	11,919	443,983
Horizon Therapeutics PLC†	1,320	95,674
Ipsen SA	2,248	196,413
Johnson & Johnson	7,932	1,293,947
Jounce Therapeutics, Inc.†	1,660	18,758
Merck & Co., Inc.	5,728	441,457
Novartis AG	13,160	1,190,390
Novo Nordisk A/S, Class B	3,502	243,584
Otsuka Holdings Co., Ltd.	9,000	384,967
Pacira BioSciences, Inc.†	980	64,758
Pfizer, Inc.	6,252	224,447
PRA Health Sciences, Inc.†	686	84,543
Prestige Consumer Healthcare, Inc.†	1,610	64,400
Reata Pharmaceuticals, Inc., Class A†	180	18,646
Roche Holding AG	3,278	1,129,869

468

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Sanofi	9,695	$910,880
Sanofi ADR	3,240	152,960
Spectrum Pharmaceuticals, Inc.†	7,330	26,315
Takeda Pharmaceutical Co., Ltd. ADR	9,188	161,984
TherapeuticsMD, Inc.†	6,200	10,230
Zoetis, Inc.	7,040	1,085,920

		14,300,407

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	197	14,862

Medical-HMO — 1.2%
Anthem, Inc.	3,133	930,438
Centene Corp.†	8,130	490,239
Humana, Inc.	707	270,859
Molina Healthcare, Inc.†	539	115,136
Triple-S Management Corp., Class B†	700	16,401
UnitedHealth Group, Inc.	9,124	3,043,584

		4,866,657

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	7,587	1,232,736
Tenet Healthcare Corp.†	850	40,179

		1,272,915

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	324	93,088
Chemed Corp.	90	46,611
LHC Group, Inc.†	384	76,500
Pennant Group, Inc.†	428	23,014

		239,213

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	157	27,392
Owens & Minor, Inc.	800	23,264

		50,656

Metal Processors & Fabrication — 0.1%
Proto Labs, Inc.†	410	86,838
Timken Co.	1,300	98,358

		185,196

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,440	75,370

Metal-Aluminum — 0.1%
South32, Ltd.	103,550	199,654

Metal-Copper — 0.3%
Antofagasta PLC	26,280	514,318
Freeport-McMoRan, Inc.	23,662	636,744
Southern Copper Corp.	3,438	228,318

		1,379,380

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,231	186,998

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	4,910	75,319

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	2,153	285,640

Multimedia — 0.5%
E.W. Scripps Co., Class A	2,170	32,137

Security Description	Shares	Value (Note 2)
Multimedia (continued)
FactSet Research Systems, Inc.	208	$62,887
Walt Disney Co.†	12,359	2,078,413

		2,173,437

Networking Products — 0.3%
Cisco Systems, Inc.	9,588	427,433
Infinera Corp.†	4,650	45,802
Telefonaktiebolaget LM Ericsson, Class B	52,769	666,627

		1,139,862

Non-Ferrous Metals — 0.1%
IGO, Ltd.	92,241	451,966

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	3,850	54,478
Waste Connections, Inc.	7,271	716,266

		770,744

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	5,500	51,370

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	2,730	35,299

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,875	584,621

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,140	7,011

Oil Companies-Exploration & Production — 0.3%
Callon Petroleum Co.†	868	12,013
CNX Resources Corp.†	3,400	43,078
ConocoPhillips	8,028	321,361
Continental Resources, Inc.	870	17,130
EOG Resources, Inc.	10,340	526,927
Hess Corp.	1,702	91,874
Mammoth Energy Services, Inc.†	3,070	12,065
Pioneer Natural Resources Co.	198	23,938

		1,048,386

Oil Companies-Integrated — 0.6%
Chevron Corp.	2,183	185,992
Equinor ASA	27,652	494,465
Exxon Mobil Corp.	3,829	171,692
Royal Dutch Shell PLC, Class B ADR	6,773	236,310
TOTAL SE	26,374	1,113,408
TOTAL SE ADR	1,968	82,813

		2,284,680

Oil Refining & Marketing — 0.1%
DCC PLC	3,483	263,079
Marathon Petroleum Corp.	1,658	71,559

		334,638

Oil-Field Services — 0.1%
Halliburton Co.	8,891	156,749
MRC Global, Inc.†	3,211	22,188
NexTier Oilfield Solutions, Inc.†	4,760	15,803

		194,740

Optical Supplies — 0.1%
EssilorLuxottica SA	2,368	335,823

Paper & Related Products — 0.3%
International Paper Co.	15,840	796,910

469

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products (continued)
Stora Enso Oyj, Class R	25,921	$471,263

		1,268,173

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	2,832	175,612

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	370	98,857

Pharmacy Services — 0.4%
Cigna Corp.	6,480	1,406,484
CVS Health Corp.	1,492	106,902

		1,513,386

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	2,000	210,324

Pipelines — 0.1%
Cheniere Energy, Inc.†	665	42,114
NextDecade Corp.†	5,280	12,302
Targa Resources Corp.	950	26,002
Williams Cos., Inc.	20,269	430,311

		510,729

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	1,294	189,697

Private Corrections — 0.0%
CoreCivic, Inc.	3,300	23,463

Private Equity — 0.1%
Blackstone Group, Inc., Class A	3,045	204,594
KKR & Co., Inc., Class A	4,937	192,296

		396,890

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	5,440	26,819

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	49,693

Publishing-Periodicals — 0.0%
Meredith Corp.	120	2,632

Quarrying — 0.0%
Compass Minerals International, Inc.	820	47,773

Racetracks — 0.0%
Churchill Downs, Inc.	350	65,608
Penn National Gaming, Inc.†	310	32,153

		97,761

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	910	36,910

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.	201	33,589
American Tower Corp.	4,045	919,671
Annaly Capital Management, Inc.	6,850	55,622
Apartment Income REIT Corp.†	908	35,203
Apple Hospitality REIT, Inc.	5,880	73,382
AvalonBay Communities, Inc.	676	110,641
CoreSite Realty Corp.	387	52,028
Crown Castle International Corp.	3,109	495,139
CubeSmart	1,820	63,409
Digital Realty Trust, Inc.	366	52,686
Diversified Healthcare Trust	6,880	27,658
Douglas Emmett, Inc.	797	22,085

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
EPR Properties	1,282	$50,818
Equinix, Inc.	201	148,732
Equity LifeStyle Properties, Inc.	1,457	88,644
Equity Residential	8,264	509,393
Essex Property Trust, Inc.	162	38,817
Great Portland Estates PLC	31,618	282,301
Healthcare Trust of America, Inc., Class A	1,840	51,980
Invitation Homes, Inc.	3,620	106,718
JBG SMITH Properties	1,580	47,179
Kilroy Realty Corp.	735	41,623
Lamar Advertising Co., Class A	640	51,699
LTC Properties, Inc.	1,130	43,663
Medical Properties Trust, Inc.	2,130	44,964
National Retail Properties, Inc.	1,150	44,850
Omega Healthcare Investors, Inc.	1,530	55,417
Orchid Island Capital, Inc.	10,460	54,078
Outfront Media, Inc.	3,370	61,435
Paramount Group, Inc.	4,520	40,183
Park Hotels & Resorts, Inc.	3,110	51,875
Physicians Realty Trust	3,080	54,300
Piedmont Office Realty Trust, Inc., Class A	2,380	36,604
Prologis, Inc.	18,619	1,921,481
Public Storage	85	19,348
RLJ Lodging Trust	4,203	54,261
Sabra Health Care REIT, Inc.	3,290	55,239
Safehold, Inc.	580	42,676
SBA Communications Corp.	57	15,314
Scentre Group	92,644	191,965
Service Properties Trust	4,010	42,546
Simon Property Group, Inc.	313	29,087
Starwood Property Trust, Inc.	3,080	57,781
Summit Hotel Properties, Inc.	5,550	44,955
Sun Communities, Inc.	751	107,491
VEREIT, Inc.	1,330	46,856
Welltower, Inc.	7,070	428,442
Weyerhaeuser Co.	19,149	597,257
WP Carey, Inc.	1,145	76,028

		7,577,113

Real Estate Management/Services — 0.0%
Redfin Corp.†	1,290	91,861

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	733	63,163
Mitsui Fudosan Co., Ltd.	23,300	478,741
Transcontinental Realty Investors, Inc.†	600	12,834

		554,738

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	8,070	407,819
Element Fleet Management Corp.	43,286	402,141
United Rentals, Inc.†	2,102	510,807

		1,320,767

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	248	65,958

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	839	208,827
Caleres, Inc.	2,070	31,278
Lululemon Athletica, Inc.†	1,746	573,875
Moncler SpA†	6,945	392,328
Next PLC†	3,829	405,251

470

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Ross Stores, Inc.	12,608	$1,403,144
Zalando SE†*	4,907	563,575

		3,578,278

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	2,375	36,813

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	67	74,931
O’Reilly Automotive, Inc.†	300	127,641

		202,572

Retail-Automobile — 0.1%
CarMax, Inc.†	528	62,188
Carvana Co.†	980	255,966
Penske Automotive Group, Inc.	1,280	76,595

		394,749

Retail-Building Products — 0.6%
Home Depot, Inc.	6,131	1,660,398
Kingfisher PLC†	111,375	423,283
Lowe’s Cos., Inc.	1,111	185,370

		2,269,051

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	287	22,263
Qurate Retail, Inc., Series A	3,770	47,502

		69,765

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	281	52,682

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	1,140	47,960
Costco Wholesale Corp.	1,783	628,383
Dollar General Corp.	7,507	1,460,937
Dollar Tree, Inc.†	938	95,357
Ollie’s Bargain Outlet Holdings, Inc.†	459	43,481
Walmart, Inc.	1,630	228,999

		2,505,117

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	4,300	146,068

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	114,167

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,586	224,800

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,670	64,662

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	600	21,270
TJX Cos., Inc.	9,644	617,602

		638,872

Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	670	117,739
GameStop Corp., Class A†	172	55,900

		173,639

Retail-Office Supplies — 0.0%
ODP Corp.	1,310	55,924

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	226	63,226

Security Description	Shares	Value (Note 2)
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	750	$104,483
PetMed Express, Inc.	210	8,022

		112,505

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,600	24,064

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	270	399,600
Domino’s Pizza, Inc.	163	60,434
Jack in the Box, Inc.	879	82,749
McDonald’s Corp.	6,414	1,333,086
Papa John’s International, Inc.	1,040	106,371
Starbucks Corp.	2,023	195,847
Yum! Brands, Inc.	13,793	1,399,851

		3,577,938

Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	1,240	45,570
Sumitomo Rubber Industries, Ltd.	10,700	98,686

		144,256

Satellite Telecom — 0.0%
Globalstar, Inc.†	23,300	24,465
Gogo, Inc.†	350	4,690

		29,155

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	5,170	64,211
Investors Bancorp, Inc.	4,450	51,220
New York Community Bancorp, Inc.	4,200	43,932
Pacific Premier Bancorp, Inc.	477	15,860
TFS Financial Corp.	2,460	43,468
WSFS Financial Corp.	1,414	60,760

		279,451

Schools — 0.1%
2U, Inc.†	840	34,356
Bright Horizons Family Solutions, Inc.†	470	71,426
Grand Canyon Education, Inc.†	549	46,632
Strategic Education, Inc.	221	19,530

		171,944

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	3,406	501,806
Cirrus Logic, Inc.†	1,226	114,864
Maxim Integrated Products, Inc.	2,680	235,063
MaxLinear, Inc.†	2,370	74,394
NXP Semiconductors NV	10,951	1,757,307
Power Integrations, Inc.	864	69,595
QUALCOMM, Inc.	18,493	2,890,086
Renesas Electronics Corp.†	18,300	208,983
Taiwan Semiconductor Manufacturing Co., Ltd.	71,000	1,499,155

		7,351,253

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	23,949	2,315,389
ASML Holding NV (Euronext Amsterdam)	1,625	865,190
ASML Holding NV (NASDAQ)	762	407,030
Brooks Automation, Inc.	1,350	102,276
KLA Corp.	296	82,901
Lam Research Corp.	842	407,486
MKS Instruments, Inc.	674	106,539

471

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Teradyne, Inc.	387	$43,917
Tokyo Electron, Ltd.	1,200	457,715

		4,788,443

Software Tools — 0.0%
VMware, Inc., Class A†	420	57,897

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	1,290	6,489

Steel-Producers — 0.0%
Commercial Metals Co.	2,200	43,318
Reliance Steel & Aluminum Co.	207	24,028
United States Steel Corp.	810	14,386

		81,732

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,270	67,805

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	3,840	59,328

Telephone-Integrated — 0.6%
AT&T, Inc.	18,301	523,958
KT Corp.	7,013	149,891
Nippon Telegraph & Telephone Corp.	43,300	1,079,377
SoftBank Group Corp.	4,100	315,863
Telecom Italia SpA (RSP)	335,648	159,200
Telephone & Data Systems, Inc.	2,000	37,500
Verizon Communications, Inc.	4,119	225,515

		2,491,304

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	70,475
Sinclair Broadcast Group, Inc., Class A	600	18,906

		89,381

Textile-Products — 0.0%
Culp, Inc.	720	11,110

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,991	132,302

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	580	63,655
Sarepta Therapeutics, Inc.†	500	44,700

		108,355

Tobacco — 0.2%
Altria Group, Inc.	3,557	146,121
Philip Morris International, Inc.	8,817	702,274
Vector Group, Ltd.	2,928	34,375

		882,770

Tools-Hand Held — 0.1%
MSA Safety, Inc.	305	47,617
Snap-on, Inc.	257	46,257
Stanley Black & Decker, Inc.	462	80,152

		174,026

Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	20	6,724
Central Japan Railway Co.	1,800	260,513
Kansas City Southern	56	11,350
Norfolk Southern Corp.	4,046	957,364
Union Pacific Corp.	7,408	1,462,858

		2,698,809

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 0.5%
CryoPort, Inc.†	1,000	$68,200
FedEx Corp.	2,714	638,713
Hub Group, Inc., Class A†	1,310	68,945
United Parcel Service, Inc., Class B	7,959	1,233,645

		2,009,503

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	3,341	449,899
XPO Logistics, Inc.†	670	73,975

		523,874

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	18,874	547,912

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	595	49,242

Water — 0.1%
American Water Works Co., Inc.	1,845	293,392
Essential Utilities, Inc.	1,143	52,921

		346,313

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	1,660	15,737
GoDaddy, Inc., Class A†	1,100	86,438
NIC, Inc.	1,020	27,458
VeriSign, Inc.†	720	139,731

		269,364

Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	811	1,481,989
Alphabet, Inc., Class C†	4,088	7,504,505
NAVER Corp.	1,153	353,691
Z Holdings Corp.	48,800	301,889

		9,642,074

Wire & Cable Products — 0.1%
Prysmian SpA	11,389	366,548

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	480	20,098
Motorola Solutions, Inc.	744	124,657
Ubiquiti, Inc.	140	43,118

		187,873

Total Common Stocks (cost $252,477,218)		319,707,559

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc., Series F.†(1)(2)	3,494	128,754

Electric-Integrated — 0.0%
Southern Co. 6.75%	1,599	78,671

Total Convertible Preferred Securities (cost $210,165)		207,425

ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	$51,815	52,396
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	71,128

472

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	$74,813	$75,197
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	104,962
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	102,582
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	112,540
BBCMS Trust FRS Series 2018-CBM, Class A 1.13% (1 ML+1.00%) due 07/15/2037*(5)	43,000	42,837
BFLD Trust FRS Series 2019-DPLO, Class C 1.67% (1 ML+1.54%) due 10/15/2034*(5)	55,000	54,724
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	100,000	104,807
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	75,000	82,029
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	55,825	56,774
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	122,455	127,391
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	83,664
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.43% (1 ML+1.30%) due 11/15/2037*(5)	100,000	100,156
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	80,933	81,870
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	37,011	37,245
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	95,000	97,650
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	23,312	23,470
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	104,078
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	102,913

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	$55,000	$55,467
Galton Funding Mtg. Trust VRS Series 2019-1, Class A42 4.00% due 02/25/2059*(3)(4)	15,148	15,264
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	103,502
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.76% (1 ML+1.63%) due 12/15/2036*(5)	30,000	29,548
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 10/25/2050*(3)(4)	81,043	83,199
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(5)	47,000	50,055
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	60,305	61,608
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(4)	35,475	35,774
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.98% (1 ML+0.83%) due 08/25/2050*(4)	17,121	17,218
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	15,805	16,405
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	38,500	39,900
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	35,291	36,392
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	65,059	67,564
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	65,093
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	72,560	75,167
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	100,000	100,350
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	59,367	61,246
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	99,813	103,010

473

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.72% (1 ML+1.59%) due 04/15/2032*(5)	$100,000	$97,000
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.23% (1 ML+1.10%) due 10/25/2059*(4)	63,884	65,027
Palmer Square CLO, Ltd. FRS Series 2020-3A, Class A1A 1.60% (3 ML+1.37%) due 11/15/2031*(7)(10)	250,000	250,701
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	92,863	92,763
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,512
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	25,606	26,366
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	37,143	38,817
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	100,000	104,168
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	45,330	47,155
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	60,407	63,212
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	96,485	96,718
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	84,340
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	74,257	76,493
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	78,791	79,548
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	41,090

Total Asset Backed Securities (cost $3,774,410)		3,839,085

U.S. CORPORATE BONDS & NOTES — 4.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	54,898

Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	33,936

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	$50,000	$58,283
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	61,121

		153,340

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,933

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	139,959	138,649
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,474
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	99,556	103,976

		263,099

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	27,740

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	82,390
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	107,956
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,236
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	79,753
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	51,039
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	46,387
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,983
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,080
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,632
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,197

474

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	$200,000	$219,010

		736,663

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	108,218
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,236

		138,454

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	64,628
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,038
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	96,966

		227,632

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	46,164
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	101,180
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	75,000	79,088
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	60,000	62,553
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	179,696
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	51,748
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	95,561

		615,990

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,412

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	230,000	259,950
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	68,119

		328,069

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	$15,000	$16,493

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	58,912

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	167,008
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	27,691
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,685
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	70,584
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	32,175
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	115,000	135,127
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	195,000	191,580

		651,850

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	26,124

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	32,312

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	56,525

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	54,493
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,606

		65,099

Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	111,550

475

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.1%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	$125,000	$122,042
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	79,595
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	111,522
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	59,698

		372,857

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	54,845

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	113,307

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	29,215
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	38,767

		67,982

Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Senior Notes 0.90% (3 ML+0.65%) due 06/25/2022	50,000	50,116
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	99,662
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	84,397
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	280,000	349,749
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,537
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	340,000	353,618
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	32,859
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,471
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	144,143

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	$25,000	$30,849
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	52,642
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	240,000	256,477
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	21,299
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	114,376
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	119,869
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	110,737
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	84,772
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	170,585
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	26,963

		2,229,121

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	116,126
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	66,811

		182,937

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	37,766

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	26,986
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	90,901

		117,887

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	15,000	16,758
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	28,111

		44,869

476

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	$25,000	$31,574
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	112,036
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,064
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,666

		200,340

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	37,898

Electric-Integrated — 0.2%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	97,230
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,140
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	60,680
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	28,688
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,731
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,760
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	54,005
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	33,244
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,830
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	27,926
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,460
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	31,831
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	34,547
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	55,762

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	$25,000	$30,721
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	66,995
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	30,077
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	109,824

		772,451

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	63,164

Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,116
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	67,809
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	35,314

		113,239

Electronic Measurement Instruments — 0.1%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	28,306
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	161,258
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	30,166
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	21,772
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	28,651

		270,153

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	26,241

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,398
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	89,403
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	27,282

477

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Discover Financial Services Senior Notes 3.85% due 11/21/2022	$68,000	$72,084
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	21,421

		271,588

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,025
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,414

		30,439

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	64,481

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	34,576

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	88,022
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	131,569
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	31,391

		250,982

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	87,825
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	36,276
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,674
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	59,306

		216,081

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	74,484
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,745
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	56,216

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	$25,000	$30,866
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	127,284
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	28,910
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	31,095
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	197,613
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	30,415
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	32,425

		620,053

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	27,204
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	96,416
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	20,348
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,463

		174,431

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	27,267
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	64,005

		91,272

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,057

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	210,899
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	107,239

		318,138

Medical Labs & Testing Services — 0.1%
Banner Health Notes 1.90% due 01/01/2031	50,000	50,698

478

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)
Banner Health Notes 2.91% due 01/01/2051	$265,000	$270,703

		321,401

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	80,261
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	18,341

		98,602

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	87,316

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	25,114
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	132,622
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	157,096
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	75,000	84,930
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	114,843
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	101,300

		615,905

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	147,514
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	36,110
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	32,676
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	101,138

		317,438

Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	53,216
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	42,913

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	$55,000	$57,908
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	337,256
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	74,850
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	146,551
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	104,157
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	12,290
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	64,550

		893,691

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	44,801
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	25,000	28,019

		72,820

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	42,554
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	33,901

		76,455

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	101,646
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	15,000	15,554
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	59,607
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	50,889
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	104,130
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	27,661
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	28,158

479

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	$110,000	$106,150
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	55,060

		548,855

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	147,719
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,843
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	41,933

		215,495

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	180,000	191,026

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	27,232

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	25,000	26,456
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	54,601
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	24,000	25,887
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	57,518
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	32,194
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	59,502
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	30,000	29,248
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	56,173
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	130,451

		472,030

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	57,135

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	$50,000	$56,402
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	21,729
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,615
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	68,024
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	35,000	40,338
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	87,606
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	56,474
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	68,183
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	28,039
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	25,000	29,091
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	23,640

		553,276

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,489
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	132,414
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	49,383
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	61,789
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	26,426
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	50,870
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	81,621
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	103,947

480

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	$15,000	$18,660
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	61,449
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	25,000	26,847
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	32,584
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	45,989
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	61,944
Prologis LP Senior Notes 2.13% due 04/15/2027	15,000	15,945
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	52,083
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	108,341
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	25,000	25,551
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	74,488
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	28,446
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	69,240
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	101,431

		1,234,937

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	59,419

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	102,523
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	70,003
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,991
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	28,442

Security Description	Principal Amount	Value (Note 2)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	$95,000	$109,742

		365,701

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	53,645

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	68,656

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	62,713
Northwestern University Bonds 2.64% due 12/01/2050	75,000	76,406
Stanford University Notes 1.29% due 06/01/2027	70,000	71,883

		211,002

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	93,445
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	32,784

		126,229

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	53,819
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	40,833

		94,652

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	180,000	177,531
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	103,329
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	133,733
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	64,000	63,417
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	113,000	109,971
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	240,000	233,185

481

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	$35,000	$33,423
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	164,646
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	37,190

		1,056,425

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,823
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,627
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	77,810

		114,260

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	48,468

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	66,105

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	30,942
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	31,535
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	30,843
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	75,453
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	110,000	117,053

		285,826

Total U.S. Corporate Bonds & Notes (cost $17,564,385)		18,746,117

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	83,870
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	27,574

		111,444

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	$30,000	$30,406

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,202
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	206,240
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	248,099
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	71,910
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,244
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	180,000	182,905

		769,600

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,057

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	215,083
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	50,000	56,237
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	30,736
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	98,333
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	65,416
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	76,970

		542,775

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	56,252

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	213,783

Diversified Banking Institutions — 0.4%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	221,731

482

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	$35,000	$35,221
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	239,428
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	224,656
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	216,077
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	222,389
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	209,956
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	55,861
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	207,837
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	59,423
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	262,402

		1,954,981

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	205,047

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,997

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,765
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,498
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	81,730

		277,993

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,408

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	$50,000	$52,855
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	221,797

		274,652

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	226,582

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	217,724

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	26,057
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	72,798
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	32,877
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,769
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	61,749

		220,250

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	75,000	83,886
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	27,619
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	38,015
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	35,000	38,513
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	164,625
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	108,328

		460,986

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	225,000

483

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	$25,000	$27,053
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	147,656
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,788

		200,497

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	104,193

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	38,972

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	223,834

Total Foreign Corporate Bonds & Notes (cost $6,016,150)		6,393,433

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2AT 1.18% (1 ML+1.05%) due 07/25/2030(4)	61,663	61,369
Series 2020-HQA5, Class M1 1.18% (SOFR30A+1.10%) due 11/25/2050*(4)	65,000	65,133
Series 2018-HQA1, Class M2AS 1.23% (1 ML+1.10%) due 09/25/2030(4)	48,803	48,785
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M1 0.83% (1 ML+0.70%) due 01/25/2050*(4)	5,987	5,991
Series 2020-DNA6, Class M1 0.98% (SOFR30A+0.90%) due 12/25/2050*(4)	40,000	40,062
Series 2020-DNA3, Class M1 1.63% (1 ML+1.50%) due 06/25/2050*(4)	4,820	4,825

		226,165

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.90% (1 ML+0.75%) due 01/25/2040*(4)	15,990	15,996

Government National Mtg. Assoc. — 0.1%
2.50% due 01/20/2051	70,000	73,614
3.00% due 06/20/2032	19,132	20,255

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
3.00% due 12/20/2034	$14,971	$15,853
3.00% due 01/20/2035	20,455	21,659
3.00% due 05/20/2035	6,088	6,446
3.00% due 02/20/2050	10,211	10,567
3.00% due 03/20/2050	2,325	2,378
3.00% due 05/20/2050	34,603	35,815
3.00% due February 30 TBA	35,000	36,686
3.50% due 09/20/2049	5,325	5,868
3.50% due 10/20/2049	4,847	5,425
3.50% due 01/20/2050	11,382	12,541
3.50% due 02/20/2050	8,490	9,250
3.50% due February 30 TBA	73,000	77,334
4.50% due 02/20/2046	6,929	7,760
4.50% due 08/20/2047	8,694	9,543
5.00% due 12/20/2048	14,762	16,118
5.50% due 03/20/2049	2,813	3,102
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.53% (1 ML+0.40%) due 06/20/2049(4)	30,339	30,389

		400,603

Total U.S. Government Agencies (cost $641,142)		642,764

U.S. GOVERNMENT TREASURIES — 9.8%
United States Treasury Bonds — 3.0%
1.13% due 05/15/2040	1,356,000	1,237,350
1.13% due 08/15/2040	623,000	566,930
1.25% due 05/15/2050	114,000	98,218
1.38% due 11/15/2040	220,000	209,103
1.38% due 08/15/2050	733,000	652,485
1.63% due 11/15/2050	160,000	151,475
2.00% due 02/15/2050	1,595,000	1,652,507
2.25% due 08/15/2046	102,000	111,407
2.25% due 08/15/2049	755,000	825,457
2.50% due 02/15/2045	99,500	113,791
2.50% due 05/15/2046	50,200	57,414
2.75% due 08/15/2047(6)	505,000	605,941
2.75% due 11/15/2047	175,300	210,517
2.88% due 08/15/2045	52,000	63,477
2.88% due 11/15/2046	59,000	72,224
2.88% due 05/15/2049	15,000	18,527
3.00% due 11/15/2045	77,500	96,730
3.00% due 02/15/2047	21,000	26,306
3.00% due 05/15/2047	83,200	104,318
3.00% due 02/15/2048	138,000	173,427
3.00% due 08/15/2048	385,500	485,233
3.13% due 11/15/2041	305,000	384,360
3.13% due 05/15/2048	180,500	231,957
3.38% due 05/15/2044	57,000	74,988
3.38% due 11/15/2048	30,000	40,354
3.50% due 02/15/2039	2,040,000	2,681,803
3.63% due 02/15/2044	61,000	83,155
3.88% due 08/15/2040	630,000	872,648
4.75% due 02/15/2041	27,000	41,706

		11,943,808

United States Treasury Notes — 6.8%
0.13% due 07/15/2030 TIPS(9)	37,555	42,200
0.25% due 05/31/2025	3,195,000	3,180,897
0.25% due 08/31/2025	3,355,000	3,334,031
0.38% due 03/31/2022	680,000	682,072

484

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.38% due 04/30/2025	$4,085,000	$4,090,585
0.38% due 11/30/2025	500,000	498,906
0.38% due 12/31/2025	600,000	598,313
0.63% due 05/15/2030	1,225,000	1,178,871
0.63% due 08/15/2030	514,000	493,119
0.88% due 11/15/2030	440,000	431,131
1.13% due 02/28/2022	2,945,000	2,977,211
1.50% due 10/31/2024	80,000	83,628
1.50% due 11/30/2024	990,000	1,035,439
2.00% due 05/31/2024	2,470,000	2,615,113
2.50% due 01/31/2024	1,645,000	1,758,415
2.63% due 02/28/2023	960,000	1,009,538
2.75% due 08/31/2023	1,180,000	1,258,682
2.88% due 04/30/2025	2,085,000	2,307,427
3.13% due 05/15/2021	90,000	90,773

		27,666,351

Total U.S. Government Treasuries (cost $38,855,083)		39,610,159

MUNICIPAL BONDS & NOTES — 0.6%
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	104,675
Maryland Stadium Authority Revenue Bonds 2.36% due 05/01/2035	170,000	172,713
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	76,412
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	30,000	30,775
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	227,034
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	35,296
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	62,896
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	63,235
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	139,995
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	30,144
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	153,862

Security Description	Principal Amount	Value (Note 2)

Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	$80,000	$84,031
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	32,443
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	128,846
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	70,901
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	13,045
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	70,765
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	43,097
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	49,000	74,399
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	115,764
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	69,614
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,484
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	85,918
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	138,510
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	131,668
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	28,842
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	137,193
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	32,232

485

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	$100,000	$111,414

Total Municipal Bonds & Notes (cost $2,265,551)		2,471,203

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	92,075
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	29,229
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	77,393

		198,697

Sovereign — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000	198,908

Total Foreign Government Obligations (cost $386,117)		397,605

Total Long-Term Investment Securities (cost $322,190,221)		392,015,350

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(7)	11,128,726	11,128,726
T. Rowe Price Treasury Reserve Fund 0.07%(7)	103	103

Total Short-Term Investment Securities (cost $11,128,829)		11,128,829

TOTAL INVESTMENTS (cost $333,319,050)(8)	100.0%	403,144,179
Liabilities in excess of other assets	(0.0)	(5,126)

NET ASSETS	100.0%	$403,139,053

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $9,870,286 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$13,784	$8.07	0.00%
Convertible Preferred Securities
Rivian Automotive, Inc., Series F	01/28/2021	3,494	128,754	128,754	36.85	0.03

				$142,538		0.03%

(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2021.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Principal amount of security is adjusted for inflation.
(10)	Collaterized Loan Obligation

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CLO — Collaterized Loan Obligation

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

FRS — Floating Rate Security

NASDAQ — National Association of Securities Dealers Automated

Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TIPS — Treasury Inflation Protected Securities

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR30A— Secured Overnight Financing Rate 30 Day Average

486

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

4	Short	U.S. 10 Year Ultra	March 2021	$1,088,247	$1,076,797	$11,450

16	Long	U.S. Treasury 2 Year Notes	March 2021	3,533,202	3,535,625	$2,423

1	Long	U.S. Ultra Bonds	March 2021	203,783	204,719	936

						$14,809

						Unrealized (Depreciation)

6	Long	U.S. Treasury 5 Year Notes	March 2021	$755,446	$755,250	$(196)

2	Long	U.S. Treasury 10 Year Notes	March 2021	274,550	274,063	(487)

4	Long	U.S. Treasury Long Bonds	March 2021	687,850	674,874	(12,976)

						$(13,659)

		Net Unrealized Appreciation (Depreciation)				$1,150

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$13,784	$13,784
Medical-Biomedical/Gene	—	—		0	0
Other Industries	256,843,649	62,850,126	**	—	319,693,775
Convertible Preferred Securities
Auto-Cars/Light Trucks	—	—		128,754	128,754
Other Industries	78,671	—		—	78,671
Asset Backed Securities:	—	3,839,085		—	3,839,085
U.S. Corporate Bonds & Notes	—	18,746,117		—	18,746,117
Foreign Corporate Bonds & Notes	—	6,393,433		—	6,393,433
U.S. Government Agencies	—	642,764		—	642,764
U.S. Government Treasuries	—	39,610,159		—	39,610,159
Municipal Bonds & Notes	—	2,471,203		—	2,471,203
Foreign Government Obligations	—	397,605		—	397,605
Short-Term Investment Securities:	11,128,829	—		—	11,128,829

Total Investments at Value	$268,051,149	$134,950,492		$142,538	$403,144,179

Other Financial Instruments:†
Futures Contracts	$14,809	$—		$—	$14,809

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,659	$—		$—	$13,659

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	13.7%
Federal National Mtg. Assoc.	3.6
Diversified Banking Institutions	3.3
Medical-Drugs	3.1
E-Commerce/Products	2.9
Applications Software	2.6
Web Portals/ISP	2.4
United States Treasury Notes	2.2
Electronic Components-Semiconductors	2.2
United States Treasury Bonds	2.2
Diversified Financial Services	2.1
Real Estate Investment Trusts	2.1
Internet Content-Entertainment	1.8
Banks-Commercial	1.8
Uniform Mtg. Backed Securities	1.8
Semiconductor Components-Integrated Circuits	1.7
Computers	1.7
Electric-Integrated	1.7
Government National Mtg. Assoc.	1.6
Finance-Credit Card	1.3
Auto-Cars/Light Trucks	1.2
Diagnostic Equipment	1.2
Insurance-Multi-line	1.1
Insurance-Life/Health	1.1
Commercial Services-Finance	1.1
Diversified Manufacturing Operations	1.1
Options Purchased	1.0
Telephone-Integrated	1.0
Semiconductor Equipment	1.0
Medical Products	1.0
Medical-HMO	0.9
Oil Companies-Exploration & Production	0.9
Banks-Super Regional	0.9
Chemicals-Diversified	0.8
Municipal Bonds & Notes	0.8
Enterprise Software/Service	0.8
Medical-Hospitals	0.8
Cable/Satellite TV	0.8
Cosmetics & Toiletries	0.7
Medical Instruments	0.7
Food-Misc./Diversified	0.7
Retail-Apparel/Shoe	0.6
Pipelines	0.6
Oil Companies-Integrated	0.6
Retail-Restaurants	0.6
Auto/Truck Parts & Equipment-Original	0.6
Transport-Rail	0.6
Insurance-Property/Casualty	0.6
Electric-Distribution	0.6
Federal Home Loan Mtg. Corp.	0.5
Containers-Paper/Plastic	0.5
Electronic Measurement Instruments	0.5
Medical-Biomedical/Gene	0.5
Internet Content-Information/News	0.5
Data Processing/Management	0.5
Industrial Gases	0.5
Pharmacy Services	0.5
Instruments-Controls	0.4
Retail-Building Products	0.4
E-Commerce/Services	0.4
Paper & Related Products	0.4

Computer Services	0.4%
Metal-Copper	0.4
Rental Auto/Equipment	0.3
Cellular Telecom	0.3
Finance-Investment Banker/Broker	0.3
Transport-Services	0.3
Retail-Discount	0.3
Diversified Minerals	0.3
Multimedia	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services	0.3
Networking Products	0.3
Electronic Components-Misc.	0.3
Machinery-Farming	0.3
Machinery-Construction & Mining	0.2
Beverages-Non-alcoholic	0.2
Electric-Generation	0.2
Entertainment Software	0.2
Chemicals-Specialty	0.2
Insurance Brokers	0.2
Audio/Video Products	0.2
Airlines	0.2
Gold Mining	0.2
Insurance-Reinsurance	0.2
Athletic Footwear	0.2
Computer Software	0.2
Finance-Leasing Companies	0.2
Computer Aided Design	0.2
Oil Refining & Marketing	0.2
Hotels/Motels	0.2
Aerospace/Defense	0.2
Real Estate Operations & Development	0.2
Machinery-Electrical	0.2
Distribution/Wholesale	0.2
Drug Delivery Systems	0.2
Import/Export	0.2
Broadcast Services/Program	0.2
Internet Application Software	0.2
Building-Residential/Commercial	0.2
Steel-Producers	0.2
Retail-Automobile	0.2
Gas-Distribution	0.2
Brewery	0.2
Dialysis Centers	0.1
Food-Retail	0.1
Casino Hotels	0.1
Retail-Major Department Stores	0.1
Beverages-Wine/Spirits	0.1
Metal-Diversified	0.1
Auto-Heavy Duty Trucks	0.1
Apparel Manufacturers	0.1
Non-Ferrous Metals	0.1
Machinery-Material Handling	0.1
Finance-Other Services	0.1
Food-Confectionery	0.1
Tobacco	0.1
Investment Companies	0.1
Industrial Automated/Robotic	0.1
Advertising Agencies	0.1
Food-Flour & Grain	0.1
Veterinary Diagnostics	0.1

488

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Human Resources	0.1%
Resorts/Theme Parks	0.1
Banks-Fiduciary	0.1
Machinery-General Industrial	0.1
Engineering/R&D Services	0.1
E-Marketing/Info	0.1
Cruise Lines	0.1
Wire & Cable Products	0.1
Transport-Equipment & Leasing	0.1
Building Products-Air & Heating	0.1
Machinery-Pumps	0.1
Optical Supplies	0.1
Consulting Services	0.1
Television	0.1
Retail-Drug Store	0.1
Electric Products-Misc.	0.1
Food-Catering	0.1
Medical Labs & Testing Services	0.1
Coatings/Paint	0.1
Retail-Auto Parts	0.1
Electronic Connectors	0.1
Finance-Mortgage Loan/Banker	0.1
Miscellaneous Manufacturing	0.1
Advertising Services	0.1
Telecom Services	0.1
Agricultural Chemicals	0.1
Metal-Aluminum	0.1
Advertising Sales	0.1
Gas-Transportation	0.1
Sovereign	0.1
Medical-Generic Drugs	0.1
Retail-Regional Department Stores	0.1
Medical-Wholesale Drug Distribution	0.1
Insurance-Mutual	0.1
Internet Security	0.1
Containers-Metal/Glass	0.1
Machinery-Thermal Process	0.1
Building & Construction-Misc.	0.1
Telecommunication Equipment	0.1
Radio	0.1
Steel-Specialty	0.1
Computers-Memory Devices	0.1
Power Converter/Supply Equipment	0.1
Retail-Petroleum Products	0.1

102.2%

Country Allocation*

United States	77.6%
Japan	4.6
United Kingdom	3.2
Switzerland	1.9
France	1.9
Germany	2.0
Netherlands	1.6
Cayman Islands	1.6
Canada	1.2
Australia	0.9
Ireland	1.1
South Korea	0.4
Taiwan	0.4
Norway	0.3
Sweden	0.5
Italy	0.3
Finland	0.2
Singapore	0.3
Jersey	0.2
Luxembourg	0.2
Hong Kong	0.3
Denmark	0.2
China	0.2
Mexico	0.2
Bermuda	0.1
Spain	0.1
Belgium	0.1
Austria	0.1
India	0.1
British Virgin Islands	0.2
Panama	0.1
Israel	0.1

102.2%

*	Calculated as a percentage of net assets

489

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.8%
Advertising Agencies — 0.1%
WPP PLC	165,097	$1,723,443

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	12,542	1,130,813

Aerospace/Defense — 0.1%
Boeing Co.	4,482	870,360
Teledyne Technologies, Inc.†	1,351	482,320
TransDigm Group, Inc.†	144	79,672

		1,432,352

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	3,067	526,021
Meggitt PLC†	320,211	1,726,367
Safran SA†	9,915	1,250,393

		3,502,781

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	5,080	210,210

Airlines — 0.0%
Alaska Air Group, Inc.	3,589	175,251
United Airlines Holdings, Inc.†	6,218	248,658

		423,909

Apparel Manufacturers — 0.1%
Kering SA	2,132	1,399,069
Samsonite International SA†*	375,300	559,045
VF Corp.	5,817	447,153

		2,405,267

Applications Software — 2.6%
Intuit, Inc.	14,780	5,338,979
Microsoft Corp.	139,601	32,381,848
Qualtrics International, Inc.† Class A	3,620	159,280
ServiceNow, Inc.†	9,963	5,411,503

		43,291,610

Athletic Footwear — 0.2%
NIKE, Inc., Class B	25,679	3,430,458

Audio/Video Products — 0.2%
Panasonic Corp.	123,200	1,596,960
Sony Corp.	22,600	2,162,697

		3,759,657

Auto-Cars/Light Trucks — 0.8%
Ferrari NV	2,755	573,536
General Motors Co.	93,276	4,727,228
Honda Motor Co., Ltd.	26,000	687,481
Suzuki Motor Corp.	30,300	1,369,079
Tesla, Inc.†	2,727	2,163,956
Toyota Motor Corp.	50,100	3,503,333

		13,024,613

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	4,292	1,006,131
PACCAR, Inc.	9,152	834,845

		1,840,976

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	6,204	828,854
Autoliv, Inc. SDR	13,687	1,224,433
Denso Corp.	20,200	1,125,202

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Magna International, Inc.	48,274	$3,391,249
Stanley Electric Co., Ltd.	37,600	1,179,068

		7,748,806

Banks-Commercial — 1.0%
Australia & New Zealand Banking Group, Ltd.	76,840	1,382,415
DBS Group Holdings, Ltd.	50,900	956,984
DNB ASA†	157,901	3,082,365
Erste Group Bank AG†	31,630	964,623
ING Groep NV†	203,714	1,809,429
Intesa Sanpaolo SpA†	409,130	895,027
National Bank of Canada	42,099	2,366,104
Standard Chartered PLC†	90,277	548,182
Sumitomo Mitsui Trust Holdings, Inc.	28,900	878,029
Svenska Handelsbanken AB, Class A†	162,838	1,631,561
United Overseas Bank, Ltd.	90,200	1,593,548

		16,108,267

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	3,573	142,313
State Street Corp.	2,226	155,820

		298,133

Banks-Super Regional — 0.6%
Fifth Third Bancorp	44,000	1,272,920
Huntington Bancshares, Inc.	71,402	944,292
PNC Financial Services Group, Inc.	19,793	2,840,691
Wells Fargo & Co.	154,781	4,624,856

		9,682,759

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	33,753	1,625,207
Keurig Dr Pepper, Inc.	15,222	484,060
Monster Beverage Corp.†	3,994	346,799
PepsiCo, Inc.	10,520	1,436,716

		3,892,782

Beverages-Wine/Spirits — 0.1%
Diageo PLC	56,776	2,291,183

Brewery — 0.1%
Kirin Holdings Co., Ltd.	42,500	914,167

Building & Construction Products-Misc. — 0.0%
Imerys SA	792	37,405

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	30,058	1,497,490

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	9,020	750,013
NVR, Inc.†	78	346,825
Persimmon PLC	38,790	1,353,423

		2,450,261

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,699	1,032,245
Comcast Corp., Class A	57,847	2,867,476
DISH Network Corp., Class A†	1,307	37,929
Liberty Broadband Corp., Class C†	4,427	646,563

		4,584,213

490

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.0%
Las Vegas Sands Corp.	2,270	$109,165
Wynn Resorts, Ltd.	4,757	473,464

		582,629

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,275	665,072
Vodafone Group PLC ADR	100,073	1,716,252

		2,381,324

Chemicals-Diversified — 0.8%
Asahi Kasei Corp.	161,000	1,804,485
BASF SE	22,319	1,731,439
Celanese Corp.	1,827	223,168
Covestro AG*	34,398	2,344,111
Croda International PLC	845	72,720
DuPont de Nemours, Inc.	26,403	2,097,718
Huntsman Corp.	1,803	47,635
Johnson Matthey PLC	51,084	2,062,802
Koninklijke DSM NV	552	96,397
PPG Industries, Inc.	16,315	2,197,794
Quaker Chemical Corp.	315	82,571
Tosoh Corp.	15,600	269,197
Westlake Chemical Corp.	4,163	318,303

		13,348,340

Chemicals-Specialty — 0.1%
Albemarle Corp.	917	149,159
Borregaard ASA	2,568	46,916
International Flavors & Fragrances, Inc.	1,006	113,054
Shin-Etsu Chemical Co., Ltd.	500	87,072
Umicore SA	27,204	1,542,301

		1,938,502

Coatings/Paint — 0.1%
Akzo Nobel NV	705	71,482
RPM International, Inc.	2,239	184,650
Sherwin-Williams Co.	1,557	1,077,133

		1,333,265

Commercial Services — 0.3%
Amadeus IT Group SA	12,669	801,955
Cintas Corp.	1,690	537,623
CoStar Group, Inc.†	1,655	1,489,020
TechnoPro Holdings, Inc.	18,300	1,402,945

		4,231,543

Commercial Services-Finance — 0.9%
Affirm Holdings, Inc.†	517	51,488
Automatic Data Processing, Inc.	396	65,387
Equifax, Inc.	5,030	890,863
FleetCor Technologies, Inc.†	3,121	757,623
Global Payments, Inc.	27,684	4,886,780
PayPal Holdings, Inc.†	27,473	6,437,199
S&P Global, Inc.	3,902	1,236,934
Square, Inc., Class A†	582	125,689

		14,451,963

Communications Software — 0.0%
RingCentral, Inc., Class A†	104	38,784
Zoom Video Communications, Inc., Class A†	1,481	551,035

		589,819

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.2%
Synopsys, Inc.†	11,976	$3,059,269

Computer Data Security — 0.0%
Crowdstrike Holdings, Inc., Class A†	1,230	265,434

Computer Services — 0.4%
Accenture PLC, Class A	5,523	1,336,124
Cognizant Technology Solutions Corp., Class A	9,582	746,917
Leidos Holdings, Inc.	4,444	471,331
NTT Data Corp.	155,900	2,248,932
Teleperformance	3,910	1,282,098

		6,085,402

Computer Software — 0.2%
Citrix Systems, Inc.	7,725	1,029,820
MongoDB, Inc.†	1,015	375,154
Snowflake, Inc., Class A†	1,072	292,066
Splunk, Inc.†	7,493	1,236,570
Twilio, Inc., Class A†	838	301,202

		3,234,812

Computers — 1.6%
Apple, Inc.	198,806	26,234,440

Consulting Services — 0.1%
Worley, Ltd.	163,281	1,433,017

Consumer Products-Misc. — 0.0%
Clorox Co.	649	135,940

Containers-Metal/Glass — 0.0%
Ball Corp.	957	84,235
Crown Holdings, Inc.†	441	39,756

		123,991

Containers-Paper/Plastic — 0.5%
Amcor PLC CDI	96,127	1,056,757
D.S. Smith PLC†	10,620	52,671
Graphic Packaging Holding Co.	2,430	38,054
Packaging Corp. of America	27,667	3,720,105
Sealed Air Corp.	12,448	526,177
WestRock Co.	61,937	2,566,050

		7,959,814

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,523	274,794
Estee Lauder Cos., Inc., Class A	1,778	420,764
L’Oreal SA	8,203	2,875,350
Pola Orbis Holdings, Inc.	16,500	331,039
Procter & Gamble Co.	15,812	2,027,256
Unilever PLC	102,053	5,948,406

		11,877,609

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	228	32,219
DocuSign, Inc.†	3,003	699,369
Fidelity National Information Services, Inc.	17,451	2,154,500
Fiserv, Inc.†	44,893	4,610,062

		7,496,150

Decision Support Software — 0.0%
MSCI, Inc.	29	11,464

491

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	447	$234,845
DENTSPLY SIRONA, Inc.	1,557	83,284

		318,129

Diagnostic Equipment — 1.1%
Danaher Corp.	38,835	9,236,516
Thermo Fisher Scientific, Inc.	17,681	9,012,006

		18,248,522

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	43,871	1,957,985

Diamonds/Precious Stones — 0.0%
Alrosa PJSC†	44,850	58,865

Distribution/Wholesale — 0.1%
Bunzl PLC	29,411	946,055
Toromont Industries, Ltd.	611	41,015

		987,070

Diversified Banking Institutions — 1.9%
Bank of America Corp.	171,301	5,079,075
BNP Paribas SA†	43,578	2,098,820
Goldman Sachs Group, Inc.	20,653	5,600,474
JPMorgan Chase & Co.	35,760	4,601,239
Lloyds Banking Group PLC†	2,802,074	1,257,546
Macquarie Group, Ltd.	13,362	1,335,371
Mitsubishi UFJ Financial Group, Inc.	246,100	1,108,828
Morgan Stanley	162,084	10,867,732

		31,949,085

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	463,186

Diversified Manufacturing Operations — 1.0%
3M Co.	3,908	686,479
General Electric Co.	742,904	7,934,215
Illinois Tool Works, Inc.	555	107,786
Parker-Hannifin Corp.	2,300	608,603
Siemens AG	40,901	6,334,203
Textron, Inc.	11,596	524,835

		16,196,121

Diversified Minerals — 0.3%
BHP Group PLC	74,493	2,046,707
BHP Group, Ltd.	85,571	2,844,859
Lundin Mining Corp.	13,044	116,287
Sumitomo Metal Mining Co., Ltd.	1,200	52,316
Teck Resources, Ltd., Class B	3,342	61,092

		5,121,261

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	6,424	1,681,739

E-Commerce/Products — 2.8%
Alibaba Group Holding, Ltd. ADR†	31,775	8,065,448
Amazon.com, Inc.†	10,784	34,575,661
ASOS PLC†	37,525	2,299,129
Etsy, Inc.†	2,860	569,397
JD.com, Inc. ADR†	4,056	359,727
Pinduoduo, Inc. ADR†	2,823	467,799
THG PLC†	32,380	319,710

		46,656,871

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.3%
Airbnb, Inc.† Class A	1,165	$213,929
Booking Holdings, Inc.†	1,178	2,290,421
DoorDash, Inc.† Class A	1,637	316,383
Match Group, Inc.†	14,814	2,071,886

		4,892,619

E-Marketing/Info — 0.1%
CyberAgent, Inc.	26,800	1,680,763

E-Services/Consulting — 0.0%
CDW Corp.	2,313	304,530

Electric Products-Misc. — 0.1%
Emerson Electric Co.	440	34,914
Legrand SA	15,018	1,381,634

		1,416,548

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	1,597	113,036
National Grid PLC	154,073	1,791,007
Sempra Energy	36,228	4,483,577

		6,387,620

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	51,300	846,154
Engie SA†	176,609	2,743,454

		3,589,608

Electric-Integrated — 1.1%
AES Corp.	20,659	503,873
Ameren Corp.	29,234	2,125,896
American Electric Power Co., Inc.	3,216	260,207
DTE Energy Co.	2,924	347,137
Duke Energy Corp.	4,664	438,416
Entergy Corp.	5,406	515,354
FirstEnergy Corp.	10,467	321,965
Iberdrola SA	2,853	38,692
Iberdrola SA†	41	553
IDACORP, Inc.	448	39,558
NextEra Energy, Inc.	98,975	8,004,108
Public Service Enterprise Group, Inc.	40,366	2,277,853
Southern Co.	59,293	3,493,544
Xcel Energy, Inc.	566	36,218

		18,403,374

Electronic Components-Misc. — 0.3%
Hubbell, Inc.	2,454	381,842
Murata Manufacturing Co., Ltd.	26,800	2,581,103
Omron Corp.	14,000	1,239,274

		4,202,219

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	38,621	3,307,502
Broadcom, Inc.	19,053	8,583,377
Hamamatsu Photonics KK	26,300	1,518,736
Marvell Technology Group, Ltd.	36,494	1,877,981
Micron Technology, Inc.†	41,840	3,274,817
Monolithic Power Systems, Inc.	2,819	1,001,563
NVIDIA Corp.	13,203	6,860,147
Samsung Electronics Co., Ltd.	72,472	5,289,145
SUMCO Corp.	2,300	48,613

492

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	15,460	$2,561,567
Xilinx, Inc.	5,232	683,142

		35,006,590

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,944	742,287
TE Connectivity, Ltd.	4,494	541,077

		1,283,364

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	23,254	2,794,433
Fortive Corp.	18,351	1,212,634
Keysight Technologies, Inc.†	5,743	813,151
Roper Technologies, Inc.	6,383	2,507,945

		7,328,163

Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	1,713	69,822
Shoals Technologies Group, Inc.† Class A	1,051	35,660

		105,482

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	16,810	1,697,138

Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	2,112	488,147
Clarivate PLC†	8,162	236,208
Coupa Software, Inc.†	842	260,911
Oracle Corp.	5,517	333,392
Paycom Software, Inc.†	647	245,692
salesforce.com, Inc.†	30,687	6,921,760
SAP SE	17,356	2,209,395
Veeva Systems, Inc., Class A†	1,859	513,902
Workday, Inc., Class A†	4,284	974,738

		12,184,145

Entertainment Software — 0.2%
Electronic Arts, Inc.	4,254	609,173
Sea, Ltd. ADR†	15,193	3,292,475

		3,901,648

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	11,432	432,587

Finance-Credit Card — 1.1%
Capital One Financial Corp.	17,063	1,778,989
Mastercard, Inc., Class A	20,794	6,576,934
Visa, Inc., Class A	50,485	9,756,226

		18,112,149

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	84,062	4,332,555
Close Brothers Group PLC	21,901	422,777
Tradeweb Markets, Inc.	4,229	257,081
XP, Inc., Class A†	7,026	306,615

		5,319,028

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	136,200	674,579

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	38,441	1,268,271

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	3,290	$301,792
CME Group, Inc.	3,315	602,468
Intercontinental Exchange, Inc.	12,006	1,324,862

		2,229,122

Food-Catering — 0.1%
Compass Group PLC†	76,937	1,379,055

Food-Confectionery — 0.1%
Barry Callebaut AG	556	1,231,776
Mondelez International, Inc., Class A	17,400	964,656

		2,196,432

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	490,500	1,945,045

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	5,106	328,367

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc.	15,618	540,383
Kraft Heinz Co.	5,513	184,740
Nestle SA	77,004	8,626,497

		9,351,620

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	57,300	2,176,499

Forestry — 0.0%
West Fraser Timber Co., Ltd.	772	49,468

Gas-Distribution — 0.1%
Atmos Energy Corp.	892	79,388
Beijing Enterprises Holdings, Ltd.	163,500	536,142
NiSource, Inc.	7,689	170,312

		785,842

Gold Mining — 0.1%
Agnico Eagle Mines, Ltd.	2,191	152,954
Alamos Gold, Inc., Class A	1,689	13,552
AngloGold Ashanti, Ltd.	3,842	90,960
B2Gold Corp.	7,706	38,086
Barrick Gold Corp.	14,851	331,687
Centamin PLC	3,753	5,855
Centerra Gold, Inc.	1,130	11,709
Cia de Minas Buenaventura SAA ADR†	1,813	18,456
Endeavour Mining Corp.	100	2,124
Evolution Mining, Ltd.	13,205	46,655
Franco-Nevada Corp.	2,035	242,418
Gold Fields, Ltd.	8,524	81,055
Kinross Gold Corp.	9,790	68,367
Kirkland Lake Gold, Ltd.	4,478	172,081
Newcrest Mining, Ltd.	6,088	115,083
Newmont Corp.	6,332	377,387
Northern Star Resources, Ltd.	21,725	209,436
Osisko Gold Royalties, Ltd.	903	10,091
Perseus Mining, Ltd.†	38,305	33,832
Polyus PJSC	334	63,228
Regis Resources, Ltd.	558	1,529
Sandstorm Gold, Ltd.†	1,144	7,381
Saracen Mineral Holdings, Ltd.	2,318	8,583
Sibanye Stillwater, Ltd.	15,788	60,212
Silver Lake Resources, Ltd.†	27,708	33,249
Torex Gold Resources, Inc.†	183	2,410
Wesdome Gold Mines, Ltd.†	7,386	56,373

493

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining (continued)
Yamana Gold, Inc.	7,442	$34,744
Zijin Mining Group Co., Ltd.	84,000	93,263

		2,382,760

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	17,211	1,745,023
Marriott International, Inc., Class A	11,135	1,295,112

		3,040,135

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	43,300	1,886,586

Import/Export — 0.2%
Mitsubishi Corp.	47,000	1,192,442
Sumitomo Corp.	107,300	1,426,739

		2,619,181

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,188	295,253
SMC Corp.	1,300	789,025
THK Co., Ltd.	30,200	968,340

		2,052,618

Industrial Gases — 0.5%
Air Liquide SA	15,516	2,535,532
Air Products & Chemicals, Inc.	617	164,591
Linde PLC	20,716	5,083,707

		7,783,830

Instruments-Controls — 0.4%
ABB, Ltd.	86,503	2,553,023
Honeywell International, Inc.	24,532	4,792,817

		7,345,840

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	13,679	1,503,459
Willis Towers Watson PLC	2,247	456,006

		1,959,465

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	97,600	1,195,836
Aviva PLC	229,847	1,050,220
AXA SA	151,069	3,340,521
Challenger, Ltd.	140,293	709,408
Equitable Holdings, Inc.	126,548	3,135,859
Principal Financial Group, Inc.	6,887	339,323
Sun Life Financial, Inc.	55,533	2,566,569

		12,337,736

Insurance-Multi-line — 1.1%
Chubb, Ltd.	50,765	7,394,938
Direct Line Insurance Group PLC	131,331	539,059
Hartford Financial Services Group, Inc.	24,606	1,181,580
MetLife, Inc.	57,985	2,791,978
Ping An Insurance Group Co. of China, Ltd.	105,500	1,244,324
Sampo Oyj, Class A	51,007	2,138,784
Storebrand ASA†	211,816	1,631,186
Zurich Insurance Group AG	5,160	2,054,304

		18,976,153

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	11,871	2,705,045

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
PICC Property & Casualty Co., Ltd.	1,372,000	$1,002,745
Progressive Corp.	4,843	422,261
Tokio Marine Holdings, Inc.	46,200	2,307,275
Travelers Cos., Inc.	10,368	1,413,158

		7,850,484

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	13,291	3,533,443

Internet Application Software — 0.1%
Shopify, Inc., Class A†	752	826,140
Wix.com, Ltd.†	3,461	855,040

		1,681,180

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	70,961	18,331,355
Netflix, Inc.†	13,668	7,276,707
Roku, Inc.†	328	127,602
Snap, Inc., Class A†	40,526	2,145,446
Spotify Technology SA†	4,549	1,432,935

		29,314,045

Internet Content-Information/News — 0.5%
Kuaishou Technology†*	8,900	133,339
Tencent Holdings, Ltd.	90,100	7,887,631

		8,020,970

Internet Gambling — 0.0%
Playtika Holding Corp.†	4,002	116,618

Internet Security — 0.1%
NortonLifeLock, Inc.	41,989	884,708

Investment Companies — 0.1%
Melrose Industries PLC†	925,068	2,131,986

Investment Management/Advisor Services — 0.0%
Invesco, Ltd.	3,295	67,844
Raymond James Financial, Inc.	911	91,036

		158,880

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,054	39,926

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	19,892	3,637,053
Epiroc AB, Class B	5,178	88,677
Metso Outotec Oyj	4,113	40,998
Sandvik AB†	1,755	43,733
Weir Group PLC†	2,547	66,035

		3,876,496

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	184,100	2,814,835

Machinery-Farming — 0.3%
AGCO Corp.	686	76,077
Alamo Group, Inc.	252	35,177
Deere & Co.	13,734	3,966,379
Lindsay Corp.	301	42,089
Toro Co.	516	48,633

		4,168,355

Machinery-General Industrial — 0.0%
Atlas Copco AB, Class B	1,200	56,165
Bucher Industries AG	99	46,879
Otis Worldwide Corp.	8,988	581,074

		684,118

494

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Material Handling — 0.1%
KION Group AG	21,225	$1,838,096

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	1,859	48,706
Flowserve Corp.	8,959	318,582
Ingersoll Rand, Inc.†	9,928	415,387

		782,675

Medical Instruments — 0.6%
Alcon, Inc.†	10,816	775,790
Elekta AB, Series B	101,291	1,460,105
Intuitive Surgical, Inc.†	6,045	4,519,483
Medtronic PLC	25,527	2,841,921

		9,597,299

Medical Labs & Testing Services — 0.1%
Evotec SE†	24,540	967,639
PPD, Inc.†	5,257	169,065

		1,136,704

Medical Products — 0.9%
Abbott Laboratories	12,602	1,557,481
Cooper Cos., Inc.	343	124,866
Hologic, Inc.†	5,744	457,969
Koninklijke Philips NV†	96,020	5,233,175
Siemens Healthineers AG*	32,909	1,846,864
Stryker Corp.	23,272	5,143,345
Zimmer Biomet Holdings, Inc.	1,667	256,168

		14,619,868

Medical-Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	1,041	159,617
Amgen, Inc.	3,751	905,604
Ascendis Pharma A/S ADR†	2,957	443,994
Biogen, Inc.†	1,312	370,784
CSL, Ltd.	3,238	670,146
Exact Sciences Corp.†	90	12,344
Incyte Corp.†	12,435	1,116,041
Regeneron Pharmaceuticals, Inc.†	357	179,871
Seagen, Inc.†	1,242	204,023
Vertex Pharmaceuticals, Inc.†	10,697	2,450,469

		6,512,893

Medical-Drugs — 2.7%
AbbVie, Inc.	45,348	4,647,263
Astellas Pharma, Inc.	254,300	4,125,169
AstraZeneca PLC ADR	17,737	897,492
Bausch Health Cos., Inc.†	20,275	517,013
Bayer AG	42,093	2,550,257
Eli Lilly & Co.	24,037	4,998,975
GlaxoSmithKline PLC ADR	51,892	1,932,977
Ipsen SA	9,918	866,558
Johnson & Johnson	14,511	2,367,179
Merck & Co., Inc.	12,942	997,440
Novartis AG	58,464	5,288,370
Novo Nordisk A/S, Class B	16,074	1,118,038
Otsuka Holdings Co., Ltd.	39,600	1,693,857
Pfizer, Inc.	2,564	92,048
Roche Holding AG	14,568	5,021,334
Sanofi	43,154	4,054,473
Sanofi ADR	12,830	605,704
Takeda Pharmaceutical Co., Ltd. ADR	41,259	727,396
Zoetis, Inc.	12,092	1,865,191

		44,366,734

Security Description	Shares	Value (Note 2)
Medical-HMO — 0.8%
Anthem, Inc.	11,894	$3,532,280
Centene Corp.†	31,540	1,901,862
Humana, Inc.	2,759	1,057,001
UnitedHealth Group, Inc.	22,118	7,378,122

		13,869,265

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	28,856	4,688,523

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	689	120,210

Metal-Aluminum — 0.1%
Norsk Hydro ASA	21,370	94,769
South32, Ltd.	493,869	952,223

		1,046,992

Metal-Copper — 0.4%
Antofagasta PLC	118,094	2,311,181
ERO Copper Corp.†	4,503	65,745
First Quantum Minerals, Ltd.	3,588	59,765
Freeport-McMoRan, Inc.	96,789	2,604,592
OZ Minerals, Ltd.	4,310	61,087
Southern Copper Corp.	14,946	992,564

		6,094,934

Metal-Diversified — 0.1%
Anglo American PLC	6,356	209,012
Boliden AB	8,892	291,675
Glencore PLC†	59,954	201,633
KGHM Polska Miedz SA†	689	34,431
MMC Norilsk Nickel PJSC	403	130,013
Rio Tinto PLC	7,382	564,152
Rio Tinto, Ltd.	9,327	781,770

		2,212,686

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	8,151	135,046
Vale SA	19,719	316,973

		452,019

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	9,455	1,254,402

Multimedia — 0.3%
Walt Disney Co.†	29,484	4,958,324

Networking Products — 0.3%
Cisco Systems, Inc.	36,636	1,633,233
Telefonaktiebolaget LM Ericsson, Class B	230,505	2,911,953

		4,545,186

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	17,700	76,390
IGO, Ltd.	411,790	2,017,706
Industrias Penoles SAB de CV†	2,695	40,233

		2,134,329

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	5,786	569,979

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	4,121	621,735

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA	1,817	45,044
ConocoPhillips	36,463	1,459,614

495

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Devon Energy Corp.	5,754	$94,711
EOG Resources, Inc.	14,342	730,868
Hess Corp.	7,562	408,197
Lundin Energy AB	3,083	83,947
Magnolia Oil & Gas Corp., Class A†	5,183	43,900
Pioneer Natural Resources Co.	1,738	210,124
Venture Global LNG, Inc., Series C†(1)(2)	3	16,696

		3,093,101

Oil Companies-Integrated — 0.5%
Chevron Corp.	9,928	845,865
Equinor ASA	130,767	2,338,337
Exxon Mobil Corp.	14,382	644,889
Galp Energia SGPS SA	13,296	132,870
Royal Dutch Shell PLC, Class B ADR	29,666	1,035,047
TOTAL SE	85,719	3,618,724
TOTAL SE ADR	7,830	329,486

		8,945,218

Oil Refining & Marketing — 0.1%
DCC PLC	15,615	1,179,438
Marathon Petroleum Corp.	6,067	261,852

		1,441,290

Oil-Field Services — 0.0%
ChampionX Corp.†	3,904	59,692
Halliburton Co.	35,289	622,145

		681,837

Optical Supplies — 0.1%
EssilorLuxottica SA	10,120	1,435,188

Paper & Related Products — 0.3%
Domtar Corp.	1,680	50,350
International Paper Co.	61,111	3,074,494
Mondi PLC	4,186	98,942
Stora Enso Oyj, Class R	115,199	2,094,403
Svenska Cellulosa AB SCA, Class B†	3,168	55,813
UPM-Kymmene Oyj	1,885	67,223

		5,441,225

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	8,799	545,626

Pharmacy Services — 0.3%
Cigna Corp.	17,842	3,872,606
CVS Health Corp.	5,957	426,819

		4,299,425

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	7,000	736,135

Pipelines — 0.1%
Enbridge, Inc.	2,591	87,058
TC Energy Corp.	2,244	96,335
Williams Cos., Inc.	74,170	1,574,629

		1,758,022

Platinum — 0.0%
Anglo American Platinum, Ltd.	596	59,133
Impala Platinum Holdings, Ltd.	10,437	141,771
Northam Platinum, Ltd.†	3,942	49,305

		250,209

Security Description	Shares	Value (Note 2)
Poultry — 0.0%
Sanderson Farms, Inc.	290	$39,495

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	5,093	746,621

Precious Metals — 0.0%
Polymetal International PLC	1,806	39,110
SSR Mining, Inc.†	1,780	31,292
Wheaton Precious Metals Corp.	3,510	144,160

		214,562

Private Equity — 0.0%
KKR & Co., Inc., Class A	7,098	276,467

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	13,097	189,907
Agree Realty Corp.	72	4,550
Alexander & Baldwin, Inc.	1,312	19,838
Alexandria Real Estate Equities, Inc.	2,648	442,507
American Campus Communities, Inc.	4,483	184,520
American Tower Corp.	4,222	959,914
Apartment Income REIT Corp.†	6,030	233,783
Apple Hospitality REIT, Inc.	11,544	144,069
AvalonBay Communities, Inc.	4,584	750,263
Camden Property Trust	3,889	397,261
Canadian Apartment Properties REIT	1,480	59,258
Crown Castle International Corp.	685	109,093
CubeSmart	7,202	250,918
CyrusOne, Inc.	573	41,800
Derwent London PLC	2,377	103,189
Digital Realty Trust, Inc.	2,423	348,791
Douglas Emmett, Inc.	6,929	192,003
EastGroup Properties, Inc.	710	95,949
EPR Properties	109	4,321
Equinix, Inc.	1,521	1,125,479
Equity LifeStyle Properties, Inc.	6,299	383,231
Equity Residential	9,547	588,477
Essex Property Trust, Inc.	2,106	504,619
Federal Realty Investment Trust	739	64,707
Frasers Centrepoint Trust	23,700	46,042
Gecina SA	248	35,364
Goodman Group	6,678	90,005
Great Portland Estates PLC	151,611	1,353,656
Healthcare Realty Trust, Inc.	5,311	159,383
Healthcare Trust of America, Inc., Class A	4,329	122,294
Highwoods Properties, Inc.	1,349	50,574
Hoshino Resorts REIT, Inc.	7	34,332
Host Hotels & Resorts, Inc.	2,905	39,363
Industrial & Infrastructure Fund Investment Corp.†	41	73,791
Inmobiliaria Colonial Socimi SA	6,503	62,592
Innovative Industrial Properties, Inc.	31	5,801
Japan Retail Fund Investment Corp.	34	64,843
JBG SMITH Properties	2,974	88,804
Kilroy Realty Corp.	2,513	142,311
Lexington Realty Trust	452	4,633
Mapletree Industrial Trust	27,100	58,596
Mirvac Group	37,818	68,425
Mitsui Fudosan Logistics Park, Inc.	13	65,024
National Retail Properties, Inc.	279	10,881
Nippon Accommodations Fund, Inc.	12	65,967

496

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	6,163	$113,276
Prologis, Inc.	75,523	7,793,974
PS Business Parks, Inc.	925	125,911
Public Storage	1,585	360,778
Rayonier, Inc.	2,234	68,696
Realty Income Corp.	619	36,558
Regency Centers Corp.	3,564	168,150
Rexford Industrial Realty, Inc.	2,430	118,924
SBA Communications Corp.	220	59,107
Scentre Group	425,402	881,463
Shaftesbury PLC†	3,330	25,338
Simon Property Group, Inc.	2,939	273,121
SL Green Realty Corp.	2,828	190,834
Spirit Realty Capital, Inc.	262	10,103
STORE Capital Corp.	361	11,198
Summit Industrial Income REIT	9,770	101,157
Sunstone Hotel Investors, Inc.	10,689	114,372
Terreno Realty Corp.	3,072	173,814
UNITE Group PLC†	7,843	103,062
Urban Edge Properties	1,847	25,470
VEREIT, Inc.	392	13,810
Welltower, Inc.	32,399	1,963,379
Weyerhaeuser Co.	73,023	2,277,587
WP Carey, Inc.	910	60,424

		24,911,634

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.†*	1,400	7,367
Deutsche Wohnen SE	2,474	122,671
Fabege AB	4,279	63,885
Mitsubishi Estate Co., Ltd.	500	7,980

		201,903

Real Estate Operations & Development — 0.2%
Grainger PLC	8,160	29,799
Hang Lung Properties, Ltd.	33,000	87,770
Heiwa Real Estate Co., Ltd.†	1,400	48,001
Hongkong Land Holdings, Ltd.	14,300	66,198
Kojamo Oyj	3,834	81,751
Mitsui Fudosan Co., Ltd.	110,300	2,266,316
PSP Swiss Property AG	510	65,303
Shurgard Self Storage SA	993	43,732
Sun Hung Kai Properties, Ltd.	10,500	144,550

		2,833,420

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	35,246	1,781,165
Element Fleet Management Corp.	190,775	1,772,361
United Rentals, Inc.†	7,800	1,895,478

		5,449,004

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	1,349	335,766
Lululemon Athletica, Inc.†	4,436	1,458,024
Moncler SpA†	30,520	1,724,097
Next PLC†	16,525	1,748,960
Ross Stores, Inc.	23,272	2,589,941
Zalando SE†*	21,554	2,475,503

		10,332,291

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	252	281,829
O’Reilly Automotive, Inc.†	1,140	485,036

		766,865

Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.1%
CarMax, Inc.†	2,105	$247,927
Carvana Co.†	3,088	806,555

		1,054,482

Retail-Building Products — 0.4%
Home Depot, Inc.	13,427	3,636,300
Kingfisher PLC†	487,221	1,851,693
Lowe’s Cos., Inc.	4,183	697,934

		6,185,927

Retail-Discount — 0.3%
Costco Wholesale Corp.	3,375	1,189,451
Dollar General Corp.	14,034	2,731,157
Dollar Tree, Inc.†	3,729	379,090
Walmart, Inc.	6,268	880,591

		5,180,289

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	18,400	625,037

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	36,170	2,316,327

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	828	231,641

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,073	1,588,040
Domino’s Pizza, Inc.	675	250,263
McDonald’s Corp.	13,811	2,870,478
Starbucks Corp.	7,679	743,404
Yum! Brands, Inc.	39,750	4,034,228

		9,486,413

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	41,200	379,989

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	12,691	1,869,765
Maxim Integrated Products, Inc.	10,574	927,446
NXP Semiconductors NV	38,964	6,252,553
QUALCOMM, Inc.	62,488	9,765,625
Renesas Electronics Corp.†	79,200	904,450
Taiwan Semiconductor Manufacturing Co., Ltd.	314,000	6,630,066

		26,349,905

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	66,429	6,422,356
ASML Holding NV (Euronext Amsterdam)	7,141	3,802,043
ASML Holding NV (NASDAQ)	2,825	1,509,002
CMC Materials, Inc.	177	26,074
Entegris, Inc.	706	69,463
KLA Corp.	1,169	327,402
Lam Research Corp.	3,183	1,540,413
Teradyne, Inc.	1,473	167,156
Tokyo Electron, Ltd.	5,200	1,983,432

		15,847,341

Silver Mining — 0.0%
Fresnillo PLC	2,396	32,401
Pan American Silver Corp.	1,344	43,481

		75,882

497

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	2,028	$23,221

Steel Pipe & Tube — 0.0%
Tenaris SA	6,187	48,012
Valmont Industries, Inc.	193	37,234

		85,246

Steel-Producers — 0.1%
ArcelorMittal SA†	4,205	91,473
BlueScope Steel, Ltd.	2,598	32,952
China Steel Corp.	79,000	64,831
Gerdau SA (Preference Shares)	9,075	38,563
JFE Holdings, Inc.†	3,800	33,367
JSW Steel, Ltd.	7,653	38,301
Nippon Steel Corp.†	5,400	63,061
Nucor Corp.	1,835	89,420
POSCO	562	123,759
Reliance Steel & Aluminum Co.	1,113	129,197
Steel Dynamics, Inc.	1,146	39,273
Tata Steel, Ltd.	4,108	33,802
voestalpine AG	1,244	45,386

		823,385

Telecom Services — 0.0%
GDS Holdings, Ltd., Class A†	1,480	18,868

Telephone-Integrated — 0.6%
AT&T, Inc.	38,369	1,098,504
KT Corp.†	31,155	665,885
Nippon Telegraph & Telephone Corp.	192,200	4,791,137
SoftBank Group Corp.	18,200	1,402,123
Telecom Italia SpA (RSP)	1,356,866	643,572
Verizon Communications, Inc.	15,574	852,677

		9,453,898

Theaters — 0.0%
Live Nation Entertainment, Inc.†	7,153	475,317

Tobacco — 0.1%
Altria Group, Inc.	13,976	574,134
Philip Morris International, Inc.	13,962	1,112,073

		1,686,207

Tools-Hand Held — 0.0%
Snap-on, Inc.	954	171,710
Stanley Black & Decker, Inc.	1,716	297,709

		469,419

Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	146	49,088
Central Japan Railway Co.	8,100	1,172,309
Kansas City Southern	225	45,601
Norfolk Southern Corp.	15,158	3,586,686
Union Pacific Corp.	15,383	3,037,681

		7,891,365

Transport-Services — 0.3%
FedEx Corp.	10,150	2,388,701
United Parcel Service, Inc., Class B	16,952	2,627,560

		5,016,261

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	2,873	$386,878

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	61,126	1,774,488

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,742	532,140

Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	3,198	5,843,897
Alphabet, Inc., Class C†	15,761	28,933,098
NAVER Corp.	5,134	1,574,893
Z Holdings Corp.	213,500	1,320,764

		37,672,652

Wire & Cable Products — 0.1%
Prysmian SpA	49,061	1,578,998

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,823	472,994

Total Common Stocks (cost $720,959,006)		962,304,300

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc Series F.†(1)(2)	13,955	514,242

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc., Series C†(1)(2)	563	18,611

Electric-Distribution — 0.0%
Sempra Energy Series B 6.75%	488	49,951

Electric-Integrated — 0.1%
American Electric Power Co., Inc.	1,733	82,699
NextEra Energy, Inc.	1,994	106,559
Southern Co. 6.75%	6,723	330,772

		520,030

Total Convertible Preferred Securities (cost $1,060,561)		1,102,834

PREFERRED SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	456,002

Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	41,740	333,920

Total Preferred Securities (cost $750,399)		789,922

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.71% (1 ML+0.58%) due 02/18/2025	$320,000	321,332

498

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	$455,499	$457,751
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(5)	285,441	287,494
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.01% (1 ML+0.93%) due 12/15/2036*(4)	680,000	674,870
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	455,520
BFLD Trust FRS Series 2019-DPLO, Class C 1.67% (1 ML+1.54%) due 10/15/2034*(4)	650,000	646,738
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	293,459
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	23,678	23,757
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	586,701
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	345,000	377,335
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 1.08% (3 ML+0.86%) due 10/25/2027*(6)	614,250	611,647
Citigroup Commercial Mtg. Trust Series 2020-555, Class A 2.65% due 12/10/2041*(4)	970,000	1,040,154
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	280,394
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	56,041
Citigroup Mtg. Loan Trust, Inc. Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)	791,874	823,796
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	55,776	56,165
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	836,639
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(5)	226,614	229,236
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	675,889
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	386,427

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	$250,000	$279,216
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	185,014
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	267,383
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(3)(5)	64,936	65,147
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(5)	179,503	180,640
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	387,100	412,211
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	82,378	84,665
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(5)	213,564	218,698
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(4)	610,000	634,875
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	535,146
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(5)	384,722	391,717
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(5)	125,146	129,240
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	213,972	215,896
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.06% (1 ML+1.93%) due 12/15/2036*(4)	310,000	304,326
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 10/25/2050*(3)(5)	497,837	511,081
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	585,744
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	27,990
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	318,758
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	557,175	606,390

499

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(5)	$192,402	$196,559
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(3)(5)	275,892	282,861
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(5)	161,410	162,772
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	76,146	76,582
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	1,038,155
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	54,971
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.98% (1 ML+0.83%) due 08/25/2050*(3)	143,814	144,629
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(5)	755,763	776,813
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(5)	301,580	312,554
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(5)	239,691	248,921
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.52% (3 ML+1.30%) due 10/25/2032*(6)	615,000	615,942
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	18,168	18,283
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	93,448	95,016
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	292,857	303,051
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	23,959	24,075
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	63,215	63,430
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	120,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	280,293

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	$115,000	$125,166
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	458,727
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	280,000	280,979
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	753,957	777,830
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	613,851	633,509
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	642,768
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.73% (1 ML+1.59%) due 04/15/2032*(4)	915,000	887,550
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(5)	536,080	550,919
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.08% (1 ML+0.95%) due 02/25/2060*(3)	130,062	130,061
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.23% (1 ML+1.10%) due 10/25/2059*(3)	133,853	136,246
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(5)	470,800	484,637
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(5)	212,990	216,857
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(5)	298,171	307,764
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 1.09% (3 ML+0.85%) due 07/15/2027*(6)	256,643	255,947
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.39% (3 ML+1.17%) due 10/17/2029*(6)	590,354	590,612
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	962,838	961,807
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	450,700

500

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(3)(5)	$76,733	$77,136
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(5)	281,398	289,076
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(3)(5)	44,732	44,754
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(5)	210,719	214,073
SLM Student Loan Trust FRS Series 2010-1, Class A 0.53% (1 ML+0.40%) due 03/25/2025	220,091	214,909
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.55% (3 ML+0.33%) due 01/25/2022	602,139	578,903
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	68,483	70,515
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(5)	395,587	396,544
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(5)	68,108	69,441
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(5)	227,241	231,936
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(3)(5)	191,058	192,477
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	285,686
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	30,539	30,712
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	11,559	11,653
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	24,007	24,265
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	97,173	98,977
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	727,838	751,887
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	200,004	204,335
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	417,342	429,692
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	121,609	125,574

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(3)	$625,939	$642,115
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(3)(5)	161,918	164,002
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(5)	267,891	270,462
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	242,500	249,348
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	27,307
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	721,383
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	714,737

Total Asset Backed Securities (cost $34,064,110)		34,914,420

U.S. CORPORATE BONDS & NOTES — 10.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	181,277
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	45,071
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	82,346

		308,694

Advertising Sales — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	759,262

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	451,962
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	259,031
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	716,680

		1,427,673

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	752,371

501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	$775,000	$787,702

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	656,357	650,216
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	108,328	105,588
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	372,628	317,139
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	314,604	269,660
Delta Air Lines, Inc. Senior Notes 7.38% due 01/15/2026	350,000	401,874
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	430,000	416,079
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	328,152	322,379
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	154,911	155,150
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	341,954	357,135

		2,995,220

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	191,409

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	575,309
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	530,000	545,065
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	690,000	705,960
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	760,000	836,485

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 4.00% due 04/01/2025	$550,000	$611,056
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	843,529
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	892,843
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	754,222
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	498,248
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	827,751

		7,090,468

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	629,912

Banks-Commercial — 0.2%
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	251,138
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,295
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	814,998
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	778,907
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	282,523
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	406,971
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	853,413
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	423,587

		3,851,832

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,237,627
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	251,300

		1,488,927

502

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.3%
Citibank NA Senior Notes 3.40% due 07/23/2021	$600,000	$607,578
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	276,981
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	561,752
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	353,259
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	976,901
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	750,636
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	785,529

		4,312,636

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	151,726
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	394,013

		545,739

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	885,551

Broadcast Services/Program — 0.2%
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	885,000	943,959
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	895,000	950,006
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	640,000	699,200

		2,593,165

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	12,200
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	159,130

		171,330

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	654,272

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	$585,000	$614,543
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,356,584
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,633,518
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	364,645
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	903,863
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	735,000	751,905
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	656,487

		6,281,545

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	435,000	471,092

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	203,766

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	317,733

Chemicals-Specialty — 0.0%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	680,000	684,641

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	575,000	599,259

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	523,130

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	1,000,404
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	903,028

		1,903,432

503

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.0%
Unisys Corp. Senior Sec. Notes 6.88% due 11/01/2027*	$265,000	$293,488

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	661,325
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	295,532

		956,857

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	215,000	220,913
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	440,000	462,000

		682,913

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	648,570

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	780,000	834,600
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	330,438

		1,165,038

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	685,000	679,434

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(8)	550,000	559,625
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	375,000	410,625
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	720,000	716,796

		1,687,046

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 0.90% (3 ML+0.65%) due 06/25/2022	850,000	851,973
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	424,015

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	$960,000	$956,757
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	877,678
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	168,795
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	403,690
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	252,684
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	510,053
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	575,856
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	202,853
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	986,155
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	139,114
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	812,968
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	712,352
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	379,372
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	221,841
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	508,975
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	629,312
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	29,329
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	609,051
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,156,886
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	857,416
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	31,569

		12,298,694

504

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	$870,000	$962,189

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	501,920
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	473,789

		975,709

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	264,464
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,016
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	467,691
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	487,624

		1,270,795

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	955,778

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	902,880

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	460,188

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	496,951
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	213,857
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	48,605
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	44,097
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	260,533
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	188,383
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	273,677

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$410,000	$575,201
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	604,121
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	465,105
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	359,432
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	451,166
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	980,558
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	439,297
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	484,158

		5,885,141

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	663,629

Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	192,195
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	187,779
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	1,056,676
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	242,155

		1,678,805

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	80,700
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	195,952
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	853,802

		1,130,454

Enterprise Software/Service — 0.1%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	760,350

505

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.0%
PRA Group, Inc. Company Guar. Notes 7.38% due 09/01/2025*	$465,000	$498,713

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	434,904
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	923,475
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	658,828
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	402,824
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	761,724
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	114,327

		3,296,082

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	365,607
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	580,751

		946,358

Food-Retail — 0.0%
Albertsons Cos,. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	435,000	429,563

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	573,867

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	698,268
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	486,234

		1,184,502

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	426,690

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	735,000	714,787

Security Description	Principal Amount	Value (Note 2)
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	$50,000	$51,734

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	243,567
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	116,188
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	431,006
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	510,036

		1,300,797

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	633,939
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	250,419
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	913,517
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	724,183
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	413,751
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	370,043
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	259,047
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,216,583
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	621,483

		5,402,965

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	623,690

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	125,138
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	641,371
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	203,478

		969,987

506

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	$75,000	$98,510
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	650,000	669,500
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	209,450

		977,460

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	290,000	321,900
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	314,457
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	34,405

		670,762

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	641,098

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	443,429
Welbilt, Inc. Company Guar. Notes 9.50% due 02/15/2024	635,000	653,917

		1,097,346

Machinery-Material Handling — 0.0%
Maxim Crane LLC Sec. Notes 10.13% due 08/01/2024*	435,000	454,575

Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	590,000	662,275

Machinery-Thermal Process — 0.1%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	820,125

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,159,946
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	897,423
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	30,167

		2,087,536

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	$215,000	$218,001

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	223,327
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	531,143

		754,470

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,073,468
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	695,000	713,445
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,030

		1,838,943

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,297
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	625,969
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	110,102
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	459,972
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	61,526
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	678,654
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	338,396
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	597,051
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	70,000	79,268
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	382,811
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	992,735

		4,391,781

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	490,066

507

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	$880,000	$912,922
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,040
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	103,491

		1,531,519

Medical-Hospitals — 0.5%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	121,660
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,064,318
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	316,484
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	252,688
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	662,133
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	621,438
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	343,830
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	571,784
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,643,073
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	516,174
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	586,600
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	80,000	86,200
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	903,707

		7,690,089

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	532,008
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	341,839

		873,847

Security Description	Principal Amount	Value (Note 2)
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	$70,000	$73,621

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	110,000	118,364

Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	675,000	690,187

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	305,113

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	16,396
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,089,875
CNX Resources Corp. Company Guar. Notes 6.00% due 01/15/2029*	365,000	377,209
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	630,000	677,439
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	1,050,000	1,118,250
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	176,542
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	839,568
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	469,306
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	204,692
Hilcorp Energy I LP / Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	660,000	665,082
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	791,300
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	392,062
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	48,297
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	252,206

508

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	$416,000	$452,400
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	186,554
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	205,000	230,113
Occidental Petroleum Corp. Senior Notes 8.50% due 07/15/2027	335,000	395,300
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	760,000	774,235
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	235,256
SM Energy Co. Senior Notes 5.63% due 06/01/2025	500,000	452,500
SM Energy Co. Senior Notes 6.63% due 01/15/2027	255,000	226,950

		10,071,532

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	876,467
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	408,842

		1,285,309

Oil Refining & Marketing — 0.1%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.50% due 05/15/2029*	170,000	173,825
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	1,002,884

		1,176,709

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	700,000	747,138

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	213,240
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	647,041

		860,281

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	529,122

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services (continued)
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	$718,000	$774,456
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	277,674
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	624,159
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	737,050

		2,942,461

Pipelines — 0.5%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	96,704
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	200,998
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	171,685
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	705,000	755,774
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	235,000	247,379
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	385,000	443,713
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	860,000	903,215
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	49,953
MPLX LP FRS Senior Notes 1.33% (3 ML+1.10%) due 09/09/2022	505,000	505,238
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	610,000	615,978
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	691,739
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	185,000	215,273
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	205,549
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	621,150
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	160,000	160,400

509

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	$1,255,000	$1,349,125
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	425,000	446,250
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	355,000	375,413
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	487,189

		8,542,725

Radio — 0.1%
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	740,000	753,660

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,144,156
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	51,621
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	403,669
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	248,405
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	314,963
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	130,290
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	365,318
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	168,199
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	401,898
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	179,001
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	231,185
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	708,993
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	36,553
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	291,941

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust Senior Notes 3.95% due 01/15/2028	$807,000	$738,405
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	420,000	405,300
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	405,000	424,323
Iron Mountain, Inc. Company Guar. Notes 5.00% due 07/15/2028*	280,000	294,263
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	380,142
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,792
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	290,020
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	155,213
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	369,614
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	297,122
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	574,626
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	392,550
XHR LP Senior Sec. Notes 6.38% due 08/15/2025*	715,000	747,175

		9,761,737

Rental Auto/Equipment — 0.0%
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	680,000	716,856

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	1,050,000	1,126,125
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	735,000	729,487

		1,855,612

Retail-Apparel/Shoe — 0.0%
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	650,000	727,473

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,991

510

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	$430,000	$489,209

		544,200

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030	510,000	536,367
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	540,000	569,700

		1,106,067

Retail-Building Products — 0.0%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(8)	675,000	682,594

Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	760,000	799,900

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	128,400
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	81,469

		209,869

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	246,852

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	745,000	748,352

Retail-Regional Department Stores — 0.1%
Macy’s, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	905,000	1,002,287

Retail-Restaurants — 0.0%
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	680,000	702,100

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	50,571
Northwestern University Bonds 2.64% due 12/01/2050	450,000	458,432

		509,003

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	903,305

Security Description	Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	$337,000	$380,968

		1,284,273

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	333,677
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	694,165

		1,027,842

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	686,000	753,365

Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	710,000	756,150

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	463,554
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,784,819
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	404,663
CenturyLink, Inc. Senior Notes 4.50% due 01/15/2029*	380,000	390,055
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	375,000	407,936
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	925,361
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	220,977
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	824,000	801,914
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	689,840
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	899,946

		6,989,065

Television — 0.1%
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	470,000	470,000
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	956,400

		1,426,400

511

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	$140,000	$147,683
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	299,098

		446,781

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	522,383

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	414,608
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	676,630

		1,091,238

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	517,394
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	388,403
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	318,149

		1,223,946

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.91% due 08/27/2021	120,000	122,572

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	621,000

Total U.S. Corporate Bonds & Notes (cost $168,763,064)		179,063,298

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Advertising Sales — 0.0%
Clear Channel International BV Senior Sec. Notes 6.63% due 08/01/2025*	340,000	357,850

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	110,295

Aerospace/Defense-Equipment — 0.1%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	730,000	781,100

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	126,801

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	$465,000	$471,293

Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	697,000	738,123
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	744,613

		1,482,736

Banks-Commercial — 0.6%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	573,657
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	432,374
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	406,280
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	804,624
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	258,543
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	336,442
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	465,152
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	508,441
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	511,239
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	273,725
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,145,313
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	428,279
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	208,873
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	269,277
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	719,103
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	450,762

512

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Santander UK PLC Senior Notes 3.75% due 11/15/2021	$420,000	$431,410
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	525,063
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	808,831
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	62,133

		9,619,521

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	650,700

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	271,970

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	56,562

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	500,000	538,890

Casino Hotels — 0.1%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	792,850

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	914,103
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	300,000	319,387
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	843,550
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	546,976
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	872,217

		3,496,233

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	450,016

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(8)	431,710	436,027

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	$850,000	$908,580

Computers-Memory Devices — 0.1%
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	775,000	750,820

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(8)	670,000	700,150

Cruise Lines — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	605,000	686,675
Royal Caribbean Cruises Ltd Senior Sec. Notes 10.88% due 06/01/2023*	325,000	366,438
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	569,000	587,492

		1,640,605

Diversified Banking Institutions — 0.7%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	631,501
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	221,731
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	744,684
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	883,222
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	324,022
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	454,536
Credit Agricole SA FRS Senior Notes 1.65% (3 ML+1.43%) due 01/10/2022*	275,000	278,263
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	643,145
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	696,169
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	334,044
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	405,804
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	335,340

513

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	$500,000	$573,531
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	839,826
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,051,211
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	977,177
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	483,220
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,334,310
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	343,141
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	201,118
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	348,072

		12,104,067

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	506,336
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	541,671

		1,048,007

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	940,141

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	126,472

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,810
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	789,878
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,765

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	$160,000	$189,251
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	173,241

		1,471,945

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	492,160

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,190,000	1,217,959

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	273,481
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	780,000	767,169

		1,040,650

Gold Mining — 0.1%
IAMGOLD Corp Company Guar. Notes 5.75% due 10/15/2028*	740,000	758,278

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	39,598
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	457,134
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,408

		522,140

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,178,717

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	451,183

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	275,434

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	454,559

514

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	$350,000	$369,990
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	418,389

		1,242,938

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	860,378
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	167,525

		1,027,903

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	336,357

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	33,387

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	225,954

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	499,200	461,760

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	807,760
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	110,205
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	503,270
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	533,285

		1,954,520

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	276,192
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	49,829
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	244,378

		570,399

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.0%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	$410,000	$438,700

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	225,000

Pastoral & Agricultural — 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	360,000	385,020

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	97,392
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	133,187
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,632

		248,211

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	484,497
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	100,380

		584,877

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	685,000	705,550

Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	588,000	622,739

Specified Purpose Acquisitions — 0.0%
VistaJet Malta Finance PLC/XO Management Holding, Inc. Senior Notes 10.50% due 06/01/2024*	200,000	204,150

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	406,420

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	875,000	905,100
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	225,000	238,500

		1,143,600

515

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	$200,000	$213,175
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	213,865

		427,040

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	380,628

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	659,525

Total Foreign Corporate Bonds & Notes (cost $54,134,156)		57,554,830

U.S. GOVERNMENT AGENCIES — 7.5%
Federal Home Loan Mtg. Corp. — 0.5%
3.00% due 11/01/2034	118,475	127,975
3.00% due 12/01/2046	722,370	792,978
3.00% due 04/01/2047	131,922	139,510
3.00% due 09/01/2049	164,978	179,648
3.00% due 01/01/2050	1,971,140	2,120,065
3.00% due 06/01/2050	132,821	139,876
3.00% due 07/01/2050	128,808	135,729
3.50% due 06/01/2033	432,864	464,602
3.50% due 09/01/2042	17,508	19,055
3.50% due 03/01/2044	69,646	76,428
3.50% due 03/01/2046	87,751	96,471
3.50% due 03/01/2048	707,271	765,358
4.00% due 09/01/2045	6,328	6,897
4.00% due 01/01/2050	1,170,439	1,253,320
4.00% due 04/01/2050	1,326,276	1,430,782
5.00% due 12/01/2041	145,985	169,503
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	121,745	126,776
Series K068, Class A1 2.95% due 02/25/2027(4)	290,018	310,984
Federal Home Loan Mtg. Corp. REMIC Series-4977, Class IO 4.50% due 05/25/2050(3)(16)	370,624	57,251
Federal Home Loan Mtg. Corp. REMIC FRS Series 4623, Class MF 0.63% (1 ML+0.50%) due 10/15/2046(3)	37,377	37,660
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(3)(5)	44,480	44,549
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-HQA5, Class M1 1.18% (SOFR30A+1.10%) due 11/25/2050*(3)	330,000	330,677

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA6, Class M1 0.98% (SOFR30A+0.90%) due 12/25/2050*(3)	$230,000	$230,359
Series 2020-DNA3, Class M1 1.63% (1 ML+1.50%) due 06/25/2050*(3)	37,871	37,909

		9,094,362

Federal National Mtg. Assoc. — 3.6%
2.50% due 11/01/2031	141,355	150,220
2.50% due 01/01/2032	258,509	271,721
2.50% due 02/01/2032	225,756	239,742
2.50% due 05/01/2032	529,037	567,325
2.50% due 11/01/2050	2,611,186	2,774,922
2.50% due 12/01/2050	1,817,272	1,915,602
3.00% due 01/01/2031	10,247	10,844
3.00% due 10/01/2032	791,829	858,966
3.00% due 12/01/2032	251,671	266,044
3.00% due 11/01/2033	263,525	281,172
3.00% due 02/01/2034	706,922	747,306
3.00% due 02/01/2035	111,304	119,732
3.00% due 11/01/2036	211,155	229,135
3.00% due 12/01/2036	66,619	72,907
3.00% due 10/01/2037	430,268	452,276
3.00% due 02/01/2040	1,210,292	1,308,044
3.00% due 02/01/2043	275,583	295,495
3.00% due 04/01/2043	1,131,327	1,226,286
3.00% due 05/01/2043	98,796	105,718
3.00% due 07/01/2043	22,098	23,766
3.00% due 08/01/2043	18,267	19,597
3.00% due 09/01/2043	94,969	103,743
3.00% due 01/01/2044	499,238	534,926
3.00% due 09/01/2046	769,907	828,619
3.00% due 10/01/2046	424,455	459,714
3.00% due 11/01/2046	2,829,477	3,060,584
3.00% due 12/01/2046	787,635	853,460
3.00% due 01/01/2047	955,605	1,010,246
3.00% due 06/01/2047	150,504	164,161
3.00% due 08/01/2047	656,592	712,588
3.00% due 11/01/2047	1,153,088	1,241,662
3.00% due 09/01/2048	623,228	660,750
3.00% due 08/01/2049	145,566	158,511
3.00% due 12/01/2049	1,962,903	2,111,802
3.00% due 07/01/2050	284,312	301,302
3.50% due 04/01/2031	517,345	556,490
3.50% due 11/01/2031	425,605	457,633
3.50% due 11/01/2032	171,758	185,623
3.50% due 12/01/2033	945,138	1,016,269
3.50% due 02/01/2035	15,688	16,975
3.50% due 06/01/2038	113,601	120,671
3.50% due 10/01/2041	18,172	19,718
3.50% due 07/01/2042	64,994	70,828
3.50% due 09/01/2042	63,350	69,299
3.50% due 10/01/2042	60,499	65,951
3.50% due 07/01/2043	15,208	16,778
3.50% due 08/01/2043	347,032	380,848
3.50% due 01/01/2044	903,301	989,754
3.50% due 07/01/2044	230,360	249,886
3.50% due 04/01/2045	198,230	213,608
3.50% due 06/01/2045	139,004	151,609
3.50% due 08/01/2045	486,072	529,028

516

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 11/01/2045	$217,844	$234,521
3.50% due 12/01/2045	368,249	398,205
3.50% due 01/01/2046	673,056	729,053
3.50% due 03/01/2046	1,517,148	1,637,387
3.50% due 04/01/2046	447,907	483,363
3.50% due 06/01/2046	1,043,549	1,140,938
3.50% due 09/01/2046	534,341	574,305
3.50% due 10/01/2046	316,729	340,871
3.50% due 02/01/2047	149,873	160,700
3.50% due 03/01/2047	204,037	219,008
3.50% due 05/01/2047	678,919	727,829
3.50% due 08/01/2047	384,162	418,283
3.50% due 12/01/2047	9,430	10,074
3.50% due 01/01/2048	399,400	434,038
3.50% due 04/01/2048	445,118	476,039
3.50% due 08/01/2049	34,539	36,693
3.50% due 10/01/2049	1,242,475	1,356,595
3.50% due 02/01/2050	972,456	1,033,724
3.50% due 05/01/2050	1,075,580	1,142,810
4.00% due 12/01/2040	9,992	10,927
4.00% due 02/01/2041	427,532	470,869
4.00% due 07/01/2044	465,158	509,816
4.00% due 06/01/2045	282,135	306,123
4.00% due 07/01/2045	400,886	437,333
4.00% due 09/01/2045	357,717	392,169
4.00% due 10/01/2045	194,891	214,035
4.00% due 11/01/2045	14,124	15,427
4.00% due 12/01/2045	351,534	394,704
4.00% due 03/01/2046	89,413	97,609
4.00% due 09/01/2046	13,801	15,022
4.00% due 01/01/2047	101,846	109,984
4.00% due 02/01/2047	250,514	272,040
4.00% due 03/01/2047	711,969	769,965
4.00% due 04/01/2047	724,573	783,354
4.00% due 05/01/2047	274,836	296,953
4.00% due 08/01/2047	1,912,503	2,073,300
4.00% due 10/01/2048	250,483	271,374
4.00% due 11/01/2049	241,483	259,013
4.00% due 01/01/2050	1,091,595	1,171,293
4.50% due 07/01/2040	144,094	161,278
4.50% due 01/01/2044	103,229	114,741
4.50% due 03/01/2046	814,479	910,707
4.50% due 09/01/2046	227,157	254,798
4.50% due 11/01/2046	1,004,598	1,126,515
4.50% due 05/01/2047	220,045	246,327
4.50% due 08/01/2048	80,124	87,121
4.50% due 09/01/2048	237,196	257,452
4.50% due 11/01/2048	257,606	282,707
4.50% due 12/01/2048	142,829	155,161
4.50% due 01/01/2049	721,403	783,942
4.50% due 05/01/2049	666,159	729,447
4.50% due 01/01/2050	53,372	58,143
5.00% due 10/01/2033	11,620	13,436
5.00% due 07/01/2035	869,872	1,007,746
5.00% due 05/01/2040	68,253	78,962
5.00% due 06/01/2040	73,337	84,506
5.00% due 12/01/2047	76,068	87,367
5.00% due 01/01/2049	717,148	814,114
5.50% due 10/01/2035	11,439	13,346
5.50% due 05/01/2036	37,467	43,729
5.50% due 08/01/2037	878,713	1,024,073
5.50% due 05/01/2044	855,826	999,523

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 01/01/2047	$359,031	$419,451
6.00% due 09/01/2037	53,630	64,561
6.00% due 07/01/2041	433,566	521,968
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 90% (1 ML+0.75%) due 01/25/2040*(3)	143,909	143,965

		60,160,688

Government National Mtg. Assoc. — 1.6%
2.00% due February 30 TBA	325,000	337,213
2.50% due 01/20/2051	1,565,000	1,645,799
2.50% due February 30 TBA	2,495,000	2,623,843
3.00% due 11/15/2042	160,373	173,636
3.00% due 03/20/2045	504,798	538,553
3.00% due 05/20/2046	196,510	209,850
3.00% due 06/20/2046	123,995	132,421
3.00% due 07/20/2046	114,071	121,815
3.00% due 08/20/2046	1,075,629	1,148,698
3.00% due 09/20/2046	424,425	453,278
3.00% due 10/20/2046	335,505	357,917
3.00% due 11/20/2046	371,075	396,304
3.00% due 09/20/2049	302,495	313,032
3.00% due 10/20/2049	417,536	427,529
3.00% due 01/20/2050	372,952	385,963
3.00% due 04/20/2050	947,700	980,879
3.00% due February 30 TBA	2,050,000	2,148,776
3.50% due 08/20/2042	406,240	442,842
3.50% due 05/20/2043	519,808	568,305
3.50% due 10/20/2044	8,097	8,957
3.50% due 05/20/2045	9,619	10,638
3.50% due 12/20/2045	231,468	249,078
3.50% due 04/20/2046	355,270	383,684
3.50% due 05/20/2046	280,668	303,711
3.50% due 06/20/2046	132,566	142,665
3.50% due 07/20/2046	56,517	60,846
3.50% due 04/20/2047	603,313	645,362
3.50% due 02/20/2048	2,045,746	2,265,637
3.50% due 04/20/2048	85,360	92,401
3.50% due 01/20/2049	127,830	136,849
4.00% due 09/20/2045	218,016	239,729
4.00% due 05/20/2046	60,438	66,320
4.00% due 05/20/2047	960,433	1,041,006
4.00% due 07/20/2047	671,299	725,748
4.00% due 08/20/2047	230,643	249,499
4.00% due 11/20/2047	278,034	301,096
4.00% due 03/20/2048	294,744	317,483
4.50% due 04/20/2041	9,307	10,426
4.50% due 07/20/2045	99,460	111,413
4.50% due 09/15/2045	59,357	66,575
4.50% due 12/20/2045	367,794	411,973
4.50% due 01/20/2046	62,412	70,046
4.50% due 07/20/2047	123,620	135,538
4.50% due 08/20/2047	995,875	1,093,090
4.50% due 09/20/2047	215,785	236,816
4.50% due 01/20/2049	85,742	92,891
4.50% due 12/20/2049	455,698	495,074
5.00% due 08/20/2042	45,585	51,748
5.00% due 07/20/2047	350,281	388,494
5.00% due 08/20/2047	55,283	61,583
5.00% due 09/20/2047	392,544	435,327
5.00% due 10/20/2047	18,694	20,732

517

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 11/20/2047	$119,168	$131,679
5.00% due 12/20/2047	397,645	440,900
5.00% due 01/20/2048	520,803	577,451
5.00% due 02/20/2048	85,968	95,129
5.00% due 05/20/2048	156,842	171,627
5.00% due 06/20/2048	180,213	198,841
5.00% due 07/20/2048	6,687	7,428
5.00% due 08/20/2048	55,153	60,224
5.00% due 06/20/2049	252,970	276,125
5.50% due 12/20/2048	214,892	236,902
5.50% due 01/20/2049	35,369	39,079
5.50% due 03/20/2049	132,695	146,316
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(3)	78,240	82,951

		26,793,740

Uniform Mtg. Backed Securities — 1.8%
1.50% due March 15 TBA	3,945,000	4,035,593
2.00% due March 15 TBA	745,000	776,892
2.00% due February 30 TBA	8,770,000	9,047,488
2.50% due February 30 TBA	5,590,000	5,887,406
3.00% due February 30 TBA	4,330,000	4,553,181
3.50% due February 30 TBA	785,000	834,553
4.00% due February 30 TBA	1,210,000	1,297,512
4.50% due February 30 TBA	2,580,000	2,802,525

		29,235,150

Total U.S. Government Agencies (cost $121,783,452)		125,283,940

U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 2.2%
0.25% due 02/15/2050 TIPS(10)	14,070	16,329
1.13% due 05/15/2040	1,700,000	1,551,250
1.25% due 05/15/2050	650,000	560,016
1.38% due 08/15/2050	1,280,000	1,139,400
2.00% due 02/15/2050	4,875,000	5,050,766
2.50% due 02/15/2046	1,545,000	1,767,878
2.88% due 11/15/2046	1,875,000	2,295,264
3.00% due 11/15/2045	1,025,000	1,279,328
3.00% due 05/15/2047(9)	3,535,000	4,432,282
3.00% due 02/15/2048	3,400,000	4,272,844
3.00% due 08/15/2048	855,000	1,076,198
3.13% due 11/15/2041(9)	3,905,000	4,921,063
3.13% due 02/15/2043	1,655,000	2,091,377
4.50% due 05/15/2038	4,210,000	6,166,170
4.75% due 02/15/2037	50,000	74,088

		36,694,253

United States Treasury Notes — 2.2%
0.25% due 05/31/2025	11,105,000	11,055,982
0.38% due 03/31/2022	10,500,000	10,531,992
0.38% due 11/30/2025	5,495,000	5,482,980
0.50% due 03/31/2025	1,950,000	1,963,635
0.63% due 05/15/2030	2,270,000	2,184,520
0.63% due 08/15/2030	5,700,000	5,468,437
0.13% due 07/15/2022 TIPS(10)	28,517	29,545
0.13% due 04/15/2025 TIPS(10)	77,979	84,643
0.13% due 10/15/2025 TIPS(10)	13,439	14,728
0.13% due 07/15/2030 TIPS(10)	23,446	26,346
0.13% due 01/15/2031 TIPS(10)	2,799	3,140

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.63% due 01/15/2024 TIPS(10)	$49,519	$53,525

		36,899,473

Total U.S. Government Treasuries (cost $70,468,639)		73,593,726

MUNICIPAL BONDS & NOTES — 0.8%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,090,020
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	444,804
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	731,890
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	220,000	225,685
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	412,982
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,467
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	859,507
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	409,652
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	124,364
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	511,642
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	530,738
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	490,226
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,080,000	1,639,807
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	214,332

518

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	$300,000	$457,767
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	312,605
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	83,329
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,065,389
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	492,594
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	949,050
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,218,888
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	857,888

Total Municipal Bonds & Notes (cost $11,479,649)		13,173,626

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	635,139
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	162,746

		797,885

Sovereign — 0.1%
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	202,146
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	123,456
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	232,720
United Mexican States Senior Notes 2.66% due 05/24/2031	479,000	476,385

		1,034,707

Total Foreign Government Obligations (cost $1,696,926)		1,832,592

Security Description	Principal Amount	Value (Note 2)
LOANS(11)(12)(15) — 0.4%
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027	$275,000	$287,994

Building & Construction-Misc. — 0.1%
Tutor Perini Corp. FRS BTL 5.50% (3ML+4.50%) due 08/18/2027	768,075	771,915

Cable/Satellite TV — 0.1%
Radiate Holdco LLC FRS BTL-B 4.25% (1 ML+3.50%) due 09/25/2026	775,000	774,758

Casino Hotels — 0.0%
Caesars Resort Collection LLC FRS BTL-B1 4.62% (1 ML+4.50%) due 07/21/2025	758,100	757,694

Chemicals-Diversified — 0.0%
INEOS Styrolution Group GmbH FRS BTL coupon TBD due 01/29/2026	615,000	616,537

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 01/31/2024	782,731	784,688

Containers-Paper/Plastic — 0.0%
Graham Packaging Company Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	765,153	767,278

Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.38% (1 ML +2.25%) due 04/07/2025	803,326	754,624

E-Commerce/Services — 0.0%
Uber Technologies, Inc. FRS BTL 5.00% (1M+4.00%) due 04/04/2025	689,823	691,793

Internet Application Software — 0.1%
Endure Digital, Inc. FRS BTL-B1 coupon TBD due 01/29/2028	777,774	775,830

Retail-Pet Food & Supplies-0.0%
PetSmart, Inc FRS BTL-B1 coupon TBD due 01/29/2028	410,000	407,950

519

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
LOANS(11)(12)(15) (continued)
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 coupon TBD due 01/07/2028	$90,000	$89,916

Total Loans (cost $7,458,479)		7,480,977

OPTIONS - PURCHASED†(14) — 1.0%
Exchanged-Traded Put Option-Purchased (cost $10,193,154)	2,388	$16,465,260

Total Long-Term Investment Securities (cost $1,202,811,595)		1,473,559,725

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Registered Investment Companies — 13.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(13)	227,961,474	227,961,474

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.06% due 04/22/2021	7,200	7,199
0.11% due 04/29/2021	5,000	4,999

		12,198

Total Short-Term Investment Securities (cost $227,973,671)		227,973,672

TOTAL INVESTMENTS (cost $1,430,785,266)(7)	102.2%	1,701,533,397
Liabilities in excess of other assets	(2.2)	(37,187,474)

NET ASSETS	100.0%	$1,664,345,923

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $117,872,457 representing 7.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	6/8/2018	57,396	$321,992	$463,186	$8.07	0.03%
Rivian Automotive, Inc. Series F	1/19/2021	13,955	514,242	514,242	36.85	0.03%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	16,696	5,565.33	0.00%
Convertible Preferred Securities
Farmer’s Business Network, Inc. Series C	11/3/2017	563	10,395	18,611	33.06	0.00%

				$1,012,735		0.06%

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Loan Obligation
(7)	See Note 3 for cost of investments on a tax basis.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	The rate shown is the 7-day yield as of January 31, 2021.
(14)	Purchased Options.

520

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2021	$2,925	2,388	$886,960,512	$10,193,154	$16,465,260	$6,272,106

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(16)	Interest Only

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

IO — Interest only

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Seasoned Credit Risk Transfer Trust

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2021 and unless noted otherwise, the dates shown are the originalmaturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR30A — U.S. 30 day Average Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

534	Long	S&P 500 E-Mini Index	March 2021	$98,881,340	$98,928,840	$47,500

328	Long	U.S. Treasury 2 Year Notes	March 2021	72,417,059	72,480,312	63,253

31	Short	U.S. Treasury Ultra 10 Year Futures	March 2021	4,876,796	4,768,672	108,124

						$218,877

						Unrealized (Depreciation)

42	Long	MSCI EAFE Index	March 2021	$4,610,525	$4,442,550	$(167,975)

70	Long	U.S. Treasury Long Bonds	March 2021	12,242,162	11,810,313	(431,849)

557	Long	U.S. Treasury 5 Year Notes	March 2021	70,123,291	70,112,375	(10,916)

71	Long	U.S. Treasury 10 Year Notes	March 2021	9,803,570	9,729,219	(74,351)

70	Long	U.S. Ultra Bonds	March 2021	15,208,599	14,330,312	(878,287)

						$(1,563,378)

		Net Unrealized Appreciation (Depreciation)				$(1,344,501)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

521

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	12/20/2025	0.5595%	$4,800	$105,229	$(3,636)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$463,186	$463,186
Oil Companies-Exploration & Production	2,947,414	128,991	**	16,696	3,093,101
Other Industries	677,706,056	281,041,957	**	—	958,748,013
Convertible Preferred Securities:
Auto-Cars/Light Trucks	—	—		514,242	514,242
E-Commerce/Services	—	—		18,611	18,611
Other Industries	569,981	—		—	569,981
Preferred Securities	789,922	—		—	789,922
Asset Backed Securities	—	34,914,420		—	34,914,420
U.S. Corporate Bonds & Notes	—	179,063,298		—	179,063,298
Foreign Corporate Bonds & Notes	—	57,554,830		—	57,554,830
U.S. Government Agencies	—	125,283,940		—	125,283,940
U.S. Government Treasuries	—	73,593,726		—	73,593,726
Municipal Bonds & Notes	—	13,173,626		—	13,173,626
Foreign Government Obligations	—	1,832,592		—	1,832,592
Loans	—	7,480,977		—	7,480,977
Options - Purchased	16,465,260	—		—	16,465,260
Short-Term Investment Securities	227,961,474	12,198		—	227,973,672

Total Investments at Value	$926,440,107	$774,080,555		$1,012,735	$1,701,533,397

Other Financial Instruments:†
Futures Contracts	$218,877	$—		$—	$218,877

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,563,378	$—		$—	$1,563,378
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,636		—	3,636

Total Other Financial Instruments . .	$1,563,378	$3,636		$—	$1,567,014

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

522

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.0%
Domestic Fixed Income Investment Companies	23.6
United States Treasury Notes	11.7
International Equity Investment Companies	10.7
Registered Investment Companies	2.2
Options Purchased	1.3
International Fixed Income Investment Companies	0.3

100.8%

*	Calculated as a percentage of net assets

523

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 85.6%
Domestic Equity Investment Companies — 51.0%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,269,924	$209,667,531
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,478,016	209,141,203
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,381,202	226,452,183
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	24,391,572	360,263,514
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,858,855	121,179,842
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,266,116	135,812,287
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,826,892	93,869,758
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,843,945	344,895,672
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,844,972	417,132,572
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,673,491	47,020,688
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	5,401,314	101,814,769
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,745,409	81,336,312
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,680,231	156,854,456
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,743,883	141,554,114
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,787,579	393,940,873
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,456,170	115,147,428
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	7,706,130	184,484,753
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	41,139,721	1,219,381,325
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,691,336	140,191,256
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	16,004,075	303,757,336
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	23,136,064	372,259,276
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,792,377	365,223,787

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,653,305	$89,087,751
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	6,764,648	96,666,814
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,951,688	68,836,027

Total Domestic Equity Investment Companies (cost $4,844,419,974)		5,995,971,527

Domestic Fixed Income Investment Companies — 23.6%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	40,783,475	$653,759,112
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	50,630,847	617,190,022
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	16,161,505	164,200,896
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	6,615,669	69,398,372
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,037,125	264,235,288
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	13,841,821	156,135,742
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,688,181	125,998,591
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	68,737,789	664,694,422
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,538,009	53,031,328

Total Domestic Fixed Income Investment Companies (cost $2,654,713,230)		2,768,643,773

International Equity Investment Companies — 10.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	22,549,019	214,215,683
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,795,494	49,955,473
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	12,211,207	239,828,110
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,968,839	133,710,145
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,012,295	40,845,161
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	10,025,203	197,496,503
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	21,095,357	226,353,182

524

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	11,493,794	$157,809,792

Total International Equity Investment Companies (cost $1,106,098,707)		1,260,214,049

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $31,292,240)	2,862,579	35,181,096

Total Affiliated Registered Investment Companies (cost $8,636,524,151)		10,060,010,445

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Notes — 11.7%
0.63% due 05/15/2030	$139,063,300	133,826,698
0.63% due 08/15/2030	79,984,900	76,735,513
0.88% due 11/15/2030	120,834,600	118,399,028
1.50% due 02/15/2030	95,765,700	99,787,111
1.63% due 08/15/2029	130,052,400	137,230,682
1.75% due 11/15/2029	117,381,100	125,088,820
2.38% due 05/15/2029(1)	243,325,300	271,402,757
2.63% due 02/15/2029	114,742,800	130,112,060
2.88% due 05/15/2028	115,802,700	132,779,557
3.13% due 11/15/2028	128,627,000	150,493,590

Total U.S. Government Treasuries (cost $1,317,097,426)		1,375,855,816

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED† — 1.3%
Over the Counter Put Options - Purchased(4) (cost $146,608,335)	1,510,000	$152,794,908

Total Long-Term Investment Securities (cost $10,100,229,912)		11,588,661,169

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
AllianceBernstein Government STIF Portfolio, Class AB 0.11%(2) (cost $254,969,798)	254,969,798	254,969,798

TOTAL INVESTMENTS (cost $10,355,199,710)(3)	100.8%	11,843,630,967
Liabilities in excess of other assets	(0.8)	(92,114,021)

NET ASSETS	100.0%	$11,751,516,946

@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2021.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	UBS AG	June 2021	$3,000	275,000	$1,021,416,000	$32,338,267	$21,397,111	$(10,941,156)
S&P 500 Index	Citibank N.A.	June 2021	3,000	10,000	37,142,400	1,239,728	778,077	(461,651)
S&P 500 Index	UBS AG	June 2021	3,000	60,000	222,854,400	7,640,184	4,668,461	(2,971,723)
S&P 500 Index	UBS AG	June 2021	3,000	40,000	148,569,600	4,509,632	3,112,307	(1,397,325)
S&P 500 Index	Goldman Sachs International	June 2021	3,000	215,000	798,561,600	18,509,522	16,728,650	(1,780,872)
S&P 500 Index	Citibank N.A.	June 2021	3,000	320,000	1,188,556,800	22,401,121	24,898,456	2,497,335
S&P 500 Index	Goldman Sachs International	September 2021	3,100	110,000	408,566,400	12,360,667	15,141,192	2,780,525
S&P 500 Index	UBS AG	September 2021	3,100	70,000	259,996,800	6,738,487	9,635,304	2,896,817
S&P 500 Index	Citibank N.A.	September 2021	3,100	410,000	1,522,838,400	40,870,727	56,435,350	15,564,623

						$146,608,335	$152,794,908	$6,186,573

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

525

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4,600	Short	S&P 500 E-Mini Index	March 2021	$865,521,466	$852,196,000	$13,325,466

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$10,060,010,445	$—	$—	$10,060,010,445
U.S. Government Treasuries	—	1,375,855,816	—	1,375,855,816
Options-Purchased	—	152,794,908	—	152,794,908
Short-Term Investment securities	254,969,798	—	—	254,969,798

Total Investments at Value	$10,314,980,243	$1,528,650,724	$—	$11,843,630,967

Other Financial Instruments:†
Futures Contracts	$13,325,466	$—	$—	$13,325,466

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

526

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	62.2%
Domestic Fixed Income Investment Companies	15.2
International Equity Investment Companies	10.9
United States Treasury Notes	9.3
Options Purchased	1.3
Registered Investment Companies	1.0
International Fixed Income Investment Companies	0.5

100.4%

*	Calculated as a percentage of net assets

527

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 88.8%
Domestic Equity Investment Companies — 62.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,317,526	$86,177,824
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,380,149	189,852,917
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	19,431,856	287,008,509
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,543,023	88,362,995
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,380,710	55,545,063
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,635,185	118,733,797
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,493,025	212,864,928
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	7,468,867	113,302,705
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	13,560,778	179,680,308
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,009,410	25,720,450
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	2,023,308	38,139,365
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,249,055	55,688,799
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,597,583	32,132,107
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	11,461,775	270,612,519
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,963,682	167,157,687
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,529,801	251,645,964
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,018,693	78,003,018
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,805,003	91,091,767
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,397,803	545,310,880
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,455,580	120,258,500
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,391,205	216,205,063
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,146,624	163,259,186
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,874,893	268,501,108
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,011,029	53,707,684
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,619,734	51,726,002

Total Domestic Equity Investment Companies
(cost $3,165,709,769)		3,760,689,145

Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 15.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	12,464,434	$199,804,877
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,538,740	165,037,245
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	5,796,594	58,893,399
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,787,269	29,238,447
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,577,847	91,300,519
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,135,272	69,205,865
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,747,590	61,959,021
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,651,325	228,708,309
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,140,671	17,462,130

Total Domestic Fixed Income Investment Companies (cost $878,872,561)		921,609,812

International Equity Investment Companies — 10.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,875,069	93,813,159
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,725,114	30,827,786
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,126,978	81,053,845
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,543,882	79,769,923
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,843,925	18,771,158
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,713,667	92,859,236
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,804,617	40,823,540
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	9,150,109	125,630,990
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,711,312	97,598,682

Total International Equity Investment Companies (cost $591,006,358)		661,148,319

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $24,846,864)	2,198,735	27,022,447

Total Affiliated Registered Investment Companies (cost $4,660,435,552)		5,370,469,723

528

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 9.3%
United States Treasury Notes — 9.3%
0.63% due 05/15/2030	$47,366,500	$45,582,855
0.63% due 08/15/2030	34,153,600	32,766,110
0.88% due 11/15/2030	51,231,500	50,198,865
1.50% due 02/15/2030	42,747,900	44,542,978
1.63% due 08/15/2029(1)	57,484,600	60,657,480
1.75% due 11/15/2029	52,475,700	55,921,468
2.38% due 05/15/2029	92,879,500	103,596,923
2.63% due 02/15/2029	50,190,700	56,913,509
2.88% due 05/15/2028	42,756,000	49,024,096
3.13% due 11/15/2028(1)	56,742,200	66,388,374

Total U.S. Government Treasuries (cost $543,448,991)		565,592,658

OPTIONS - PURCHASED† — 1.3%
Over the Counter Put Options - Purchased(2) (cost $76,447,410)	780,000	77,445,053

Total Long-Term Investment Securities (cost $5,280,331,953)		6,013,507,434

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
AllianceBernstein Government STIF Portfolio, Class AB 0.11%(3) (cost $57,654,777)	57,654,777	$57,654,777

TOTAL INVESTMENTS (cost $5,337,986,730)(4)	100.4%	6,071,162,211
Liabilities in excess of other assets	(0.4)	(22,741,463)

NET ASSETS	100.0%	$6,048,420,748

@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)	Options - Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	June 2021	$3,000	10,000	$37,142,400	$1,239,728	$778,077	$(461,651)
S&P 500 Index	CitiBank N.A.	June 2021	3,000	160,000	594,278,400	11,200,560	12,449,228	1,248,668
S&P 500 Index	CitiBank N.A.	September 2021	3,100	180,000	668,563,200	17,943,246	24,776,495	6,833,249
S&P 500 Index	Goldman Sachs International	June 2021	3,000	105,000	389,995,200	9,039,534	8,169,806	(869,728)
S&P 500 Index	Goldman Sachs International	September 2021	3,100	50,000	185,712,000	5,618,485	6,882,360	1,263,875
S&P 500 Index	UBS AG	June 2021	3,000	155,000	575,707,200	18,227,024	12,060,189	(6,166,835)
S&P 500 Index	UBS AG	June 2021	3,000	50,000	185,712,000	6,366,820	3,890,384	(2,476,436)
S&P 500 Index	UBS AG	June 2021	3,000	10,000	37,142,400	1,127,408	778,077	(349,331)
S&P 500 Index	UBS AG	June 2021	3,000	10,000	37,142,400	871,400	778,077	(93,323)
S&P 500 Index	UBS AG	September 2021	3,100	50,000	185,712,000	4,813,205	6,882,360	2,069,155

						$76,447,410	$77,445,053	$997,643

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of January 31, 2021.
(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

6,100	Short	S&P 500 E-Mini Index	March 2021	$1,145,438,414	$1,130,086,000	$15,352,414

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

529

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,370,469,723	$—	$—	$5,370,469,723
U.S. Government Treasuries	—	565,592,658	—	565,592,658
Options - Purchased	—	77,445,053	—	77,445,053
Short-Term Investment Securities	57,654,777	—	—	57,654,777

Total Investments at Value	$5,428,124,500	$643,037,711	$—	$6,071,162,211

Other Financial Instruments:†
Futures Contracts	$15,352,414	$—	$—	$15,352,414

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See	Notes to Financial Statements

530

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.7%
Domestic Fixed Income Investment Companies	23.8
Registered Investment Companies	14.2
International Equity Investment Companies	9.9
U.S. Government Treasuries	0.6

100.2%

*	Calculated as a percentage of net assets

531

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES*# — 85.4%
Domestic Equity Investment Companies — 51.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,880,958	$174,311,583
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,212,345	29,623,306
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,651,090	23,594,075

Total Domestic Equity Investment Companies (cost $179,115,357)		227,528,964

Domestic Fixed Income Investment Companies — 23.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,947,791	67,091,078
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,475,458	37,465,436

Total Domestic Fixed Income Investment Companies (cost $99,961,972)		104,556,514

International Equity Investment Companies — 9.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $37,371,585)	3,582,391	43,669,342

Total Affiliated Registered Investment Companies (cost $316,448,914)		375,754,820

OPTIONS - PURCHASED — 0.0%
Exchanged-Traded Put Option - Purchased(4) (cost $3,414,039)	667	146,740

Total Long-Term Investment Securities (cost $319,862,953)		375,901,560

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 14.8%
Registered Investment Companies — 14.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	62,623,525	$62,623,525
T. Rowe Price Treasury Reserve Fund 0.07%(1)	1,049	1,049

		62,624,574

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.10% due 02/01/2021(2)	$2,537,000	2,536,915

Total Short-Term Investment Securities (cost $65,161,398)		65,161,489

TOTAL INVESTMENTS (cost $385,024,351)(3)	100.2%	441,063,049
Liabilities in excess of other assets	(0.2)	(949,410)

NET ASSETS	100.0%	$440,113,639

*	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	The rate shown is the 7-day yield as of January 31, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2021	$2,575	667	$247,739,808	$3,414,040	$146,740	$(3,267,300)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

532

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

129	Long	S&P 500 Index	March 2021	23,622,323	23,898,540	$276,217

102	Long	U.S. Treasury 2 Year Notes	March 2021	22,519,660	22,539,609	19,949

						$296,166

						Unrealized (Depreciation)

1	Short	E-Mini Russell 2000 Index	March 2021	$95,991	$103,410	$(7,419)

1	Short	MSCI EFSA Market Index	March 2021	105,326	105,775	(449)

122	Long	U.S. Treasury 5 Year Notes	March 2021	15,362,548	15,356,750	(5,798)

103	Long	U.S. Treasury 10 Years Notes	March 2021	14,225,412	14,114,219	(111,193)

37	Long	U.S. Treasury Long Bonds	March 2021	6,477,209	6,242,594	(234,615)

41	Long	U.S. Treasury Ultra Bonds	March 2021	8,920,996	8,393,469	(527,527)

						$(887,001)

		Net Unrealized Appreciation (Depreciation)				$(590,835)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$375,754,820	$—	$—	$375,754,820
Options-Purchased	146,740	—	—	146,740
Short-Term Investment Securities:
Registered Investment Companies	62,624,574	—	—	62,624,574
U.S. Government Treasuries	—	2,536,915	—	2,536,915

Total Investments at Value	$438,526,134	$2,536,915	$—	$441,063,049

Other Financial Instruments:†
Futures Contracts	$296,166	$—	$—	$296,166

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$887,001	$—	$—	$887,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

533

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	10.2%
Commercial Services-Finance	7.6
Medical Products	7.1
Enterprise Software/Service	5.9
Computer Software	4.8
E-Commerce/Services	4.6
Computer Services	4.1
Applications Software	4.0
E-Commerce/Products	3.3
Medical-Outpatient/Home Medical	3.3
Retail-Restaurants	3.2
Schools	2.9
Distribution/Wholesale	2.7
Power Converter/Supply Equipment	2.4
Dental Supplies & Equipment	1.9
Computer Data Security	1.8
Non-Hazardous Waste Disposal	1.8
Semiconductor Equipment	1.7
Building & Construction Products-Misc.	1.6
Internet Content-Information/News	1.6
Medical Labs & Testing Services	1.5
Real Estate Investment Trusts	1.5
Repurchase Agreements	1.4
Diagnostic Kits	1.4
Aerospace/Defense	1.4
Transport-Truck	1.4
Medical-HMO	1.4
Patient Monitoring Equipment	1.3
Drug Delivery Systems	1.3
Electronic Components-Semiconductors	1.3
Health Care Cost Containment	1.2
Specified Purpose Acquisitions	1.2
Lighting Products & Systems	1.1
Electronics-Military	1.1
Electric Products-Misc.	1.0
Entertainment Software	1.0
Energy-Alternate Sources	0.9
Finance-Consumer Loans	0.8
Medical Information Systems	0.7
Medical-Drugs	0.5

99.9%

*	Calculated as a percentage of net assets

534

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.4%
Teledyne Technologies, Inc.†	8,311	$2,967,110

Applications Software — 4.0%
Elastic NV†	26,307	3,997,612
Five9, Inc.†	27,826	4,626,072

		8,623,684

Building & Construction Products-Misc. — 1.6%
Trex Co., Inc.†	38,380	3,522,133

Commercial Services-Finance — 7.6%
Avalara, Inc.†	22,695	3,404,250
Euronet Worldwide, Inc.†	8,723	1,090,026
MarketAxess Holdings, Inc.	1,560	843,585
Square, Inc., Class A†	11,294	2,439,052
StoneCo, Ltd., Class A†	75,323	5,415,724
WEX, Inc.†	16,903	3,187,906

		16,380,543

Computer Data Security — 1.8%
Crowdstrike Holdings, Inc., Class A†	17,985	3,881,163

Computer Services — 4.1%
EPAM Systems, Inc.†	9,082	3,128,113
Globant SA†	17,484	3,356,928
WNS Holdings, Ltd. ADR†	33,667	2,261,749

		8,746,790

Computer Software — 4.8%
MongoDB, Inc.†	15,984	5,907,846
Twilio, Inc., Class A†	12,175	4,376,060

		10,283,906

Dental Supplies & Equipment — 1.9%
Align Technology, Inc.†	7,592	3,988,685

Diagnostic Kits — 1.4%
Natera, Inc.†	29,243	3,118,474

Distribution/Wholesale — 2.7%
IAA, Inc.†	50,054	2,860,086
SiteOne Landscape Supply, Inc.†	18,090	2,852,431

		5,712,517

Drug Delivery Systems — 1.3%
DexCom, Inc.†	7,671	2,875,474

E-Commerce/Products — 3.3%
Chewy, Inc., Class A†	27,119	2,761,256
Etsy, Inc.†	21,696	4,319,457

		7,080,713

E-Commerce/Services — 4.6%
Match Group, Inc.†	21,546	3,013,424
MercadoLibre, Inc.†	3,936	7,004,151

		10,017,575

Electric Products-Misc. — 1.0%
Novanta, Inc.†	17,980	2,246,062

Electronic Components-Semiconductors — 1.3%
Lattice Semiconductor Corp.†	67,449	2,705,379

Electronics-Military — 1.1%
Mercury Systems, Inc.†	34,168	2,427,978

Energy-Alternate Sources — 0.9%
Enphase Energy, Inc.†	10,860	1,980,321

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 5.9%
Bill.com Holdings, Inc.†	20,194	$2,461,245
Black Knight, Inc.†	50,882	4,156,550
Clarivate PLC†	94,957	2,748,056
Veeva Systems, Inc., Class A†	12,243	3,384,455

		12,750,306

Entertainment Software — 1.0%
Unity Software, Inc.†	14,111	2,114,110

Finance-Consumer Loans — 0.8%
LendingTree, Inc.†	5,151	1,676,754

Health Care Cost Containment — 1.2%
HealthEquity, Inc.†	31,659	2,645,109

Internet Content-Information/News — 1.6%
IAC/InterActiveCorp†	16,650	3,495,667

Lighting Products & Systems — 1.1%
Universal Display Corp.	10,723	2,475,083

Medical Information Systems — 0.7%
Oak Street Health, Inc.†	28,310	1,468,440

Medical Labs & Testing Services — 1.5%
Catalent, Inc.†	28,558	3,285,598

Medical Products — 7.1%
ABIOMED, Inc.†	7,261	2,528,643
Haemonetics Corp.†	21,995	2,513,809
Inari Medical, Inc.†	39,034	3,724,624
iRhythm Technologies, Inc.†	16,836	2,835,519
Shockwave Medical, Inc.†	31,819	3,692,277

		15,294,872

Medical-Biomedical/Gene — 10.2%
Berkeley Lights, Inc.†	25,459	1,833,048
Bio-Rad Laboratories, Inc., Class A†	4,751	2,725,981
Black Diamond Therapeutics, Inc.†	20,342	503,871
CRISPR Therapeutics AG†	6,233	1,032,808
Deciphera Pharmaceuticals, Inc.†	16,303	720,593
Exact Sciences Corp.†	24,299	3,332,851
Guardant Health, Inc.†	24,600	3,825,300
Mirati Therapeutics, Inc.†	5,060	1,038,970
Turning Point Therapeutics, Inc.†	15,749	1,976,342
Twist Bioscience Corp.†	12,946	2,130,135
Zai Lab, Ltd. ADR†	15,134	2,422,499
Zymeworks, Inc.†	12,053	407,633

		21,950,031

Medical-Drugs — 0.5%
ORIC Pharmaceuticals, Inc.†	37,056	1,086,482

Medical-HMO — 1.4%
Molina Healthcare, Inc.†	13,673	2,920,690

Medical-Outpatient/Home Medical — 3.3%
Amedisys, Inc.†	10,873	3,123,922
Chemed Corp.	7,611	3,941,737

		7,065,659

Non-Hazardous Waste Disposal — 1.8%
Casella Waste Systems, Inc., Class A†	66,979	3,833,878

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	10,862	2,902,109

Power Converter/Supply Equipment — 2.4%
Generac Holdings, Inc.†	20,645	5,087,341

535

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.5%
QTS Realty Trust, Inc., Class A	48,102	$3,131,440

Retail-Restaurants — 3.2%
Chipotle Mexican Grill, Inc.†	3,100	4,588,000
Domino’s Pizza, Inc.	6,211	2,302,790

		6,890,790

Schools — 2.9%
Bright Horizons Family Solutions, Inc.†	19,385	2,945,939
Chegg, Inc.†	35,270	3,359,820

		6,305,759

Semiconductor Equipment — 1.7%
MKS Instruments, Inc.	23,146	3,658,688

Specified Purpose Acquisitions — 1.2%
Foley Trasimene Acquisition Corp.† Class A	168,470	2,597,807

Transport-Truck — 1.4%
Saia, Inc.†	16,534	2,922,385

Total Long-Term Investment Securities (cost $112,066,876)		212,117,505

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/29/2021, to be repurchased 02/01/2021 in the amount of $3,125,000 and collateralized by $3,191,800 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $3,187,557 (cost $3,125,000)	$3,125,000	$3,125,000

TOTAL INVESTMENTS (cost $115,191,876)(1)	99.9%	215,242,505
Other assets less liabilities	0.1	195,490

NET ASSETS	100.0%	$215,437,995

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$212,117,505	$—	$—	$212,117,505
Repurchase Agreements	—	3,125,000	—	3,125,000

Total Investments at Value	$212,117,505	$3,125,000	$—	$215,242,505

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2021

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30†	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
ASSETS:
Investments at value (unaffiliated)*	$1,780,366,840	$546,165,068	$20,232,336	$800,208,017	$149,428,446
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	2,839,000
Cash	103,394,191	4,894,453	—	—	669
Foreign cash*	—	—	—	6,050,162	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	24,286,712	—
Receivable for:
Fund shares sold	49,161	11,761	96,745	—	226,766
Dividends and interest	200,838	127,760	7	2,824,870	26,230
Investments sold	—	1,880,923	—	16,579,669	41,160
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,047	6,271	—	6,774	7,017
Due from investment adviser for expense reimbursements/fee waivers	—	24,241	70,296	125,918	13,125
Deferred offering costs	—	—	100,293	—	—
Variation margin on futures contracts	—	—	—	323,095	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	295,376	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,884,019,077	553,110,477	20,499,677	850,700,593	152,582,413

LIABILITIES:
Payable for:
Fund shares redeemed	1,198,453	258,618	23	127,280	2,295
Investments purchased	4,469,684	1,186,245	569,310	22,488,446	142,216
Investments purchased on an extended settlement basis	—	—	—	—	77,457
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	987,316	446,930	10,495	604,553	131,248
Service fees — Class 2	11,699	1,312	—	—	882
Service fees — Class 3	113,625	91,558	4,014	177,375	26,368
Transfer agent fees	637	335	158	118	258
Trustees’ fees and expenses	3,471	963	315	1,755	358
Other accrued expenses	254,304	115,755	93,986	411,833	76,942
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	4,758,489	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	7	617,703	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	195,536	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	7,039,189	2,101,716	678,308	29,383,088	458,024

Net Assets	$1,876,979,888	$551,008,761	19,821,369	$821,317,505	$152,124,389

* Cost
Investments (unaffiliated)	$1,131,074,668	$447,932,453	$19,591,691	$760,253,472	$92,853,919

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$6,094,705	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30†	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,065,899,959	$450,634,992	$19,155,554	$774,101,580	$76,711,828
Total accumulated earnings (loss)	811,079,929	100,373,769	665,815	47,215,925	75,412,561

Net Assets	$1,876,979,888	$551,008,761	$19,821,369	$821,317,505	$152,124,389

Class 1 (unlimited shares authorized):
Net assets	$1,263,527,991	$125,103,954	$106,433	$142,756	$22,611,149
Shares of beneficial interest issued and outstanding	20,733,711	8,248,741	6,703	12,554	2,107,189
Net asset value, offering and redemption price per share	$60.94	$15.17	$15.88	$11.37	$10.73

Class 2 (unlimited shares authorized):
Net assets	$89,625,223	$9,921,415	$—	$—	$6,712,542
Shares of beneficial interest issued and outstanding	1,489,670	654,535	—	—	652,261
Net asset value, offering and redemption price per share	$60.16	$15.16	$—	$—	$10.29

Class 3 (unlimited shares authorized):
Net assets	$523,826,674	$415,983,392	$19,714,936	$821,174,749	$122,800,698
Shares of beneficial interest issued and outstanding	8,863,335	27,736,101	1,242,210	72,269,101	12,267,427
Net asset value, offering and redemption price per share	$59.10	$15.00	$15.87	$11.36	$10.01

†	See Note 1

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth
ASSETS:
Investments at value (unaffiliated)*	$395,119,721	$413,344,975	$113,824,641	$1,390,685,182	$347,579,771
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	3,374,000	—	—	—
Cash	—	114	8,844,713	32,577,298	927,993
Foreign cash*	—	—	7,496,582	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	2	1,739,954	—
Receivable for:
Fund shares sold	380,702	77,462	69,699	967,447	171,924
Dividends and interest	149,768	795,327	156,716	15,205,339	480,271
Investments sold	—	—	1,871,601	461,139	5,910,702
Investments sold on an extended settlement basis	—	—	341,838	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,197	5,681	868	9,014	7,685
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	395,658,388	417,597,559	132,606,660	1,441,645,373	355,078,346

LIABILITIES:
Payable for:
Fund shares redeemed	53,926	334,325	32,687	370,052	97,968
Investments purchased	4,995,679	—	6,541,068	1,036,993	3,527,997
Investments purchased on an extended settlement basis	—	—	909,505	4,903,349	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	152,795	215,966	48,124	630,598	232,515
Service fees — Class 2	1,890	704	—	2,184	—
Service fees — Class 3	50,349	43,263	1,602	197,833	795
Transfer agent fees	613	308	339	448	323
Trustees’ fees and expenses	979	889	369	2,621	966
Other accrued expenses	105,038	87,288	157,120	210,475	186,789
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	349,675	367,031	—
Due to investment adviser from expense recoupment	—	—	1,526	—	78,320
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	5,361,269	682,743	8,042,015	7,721,584	4,125,673

Net Assets	$390,297,119	$416,914,816	$124,564,645	$1,433,923,789	$350,952,673

* Cost
Investments (unaffiliated)	$395,050,015	$383,645,737	$93,142,996	$1,271,287,161	$279,379,491

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$7,366,439	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$396,295,012	$352,802,775	$104,370,514	$1,267,404,244	$257,719,646
Total accumulated earnings (loss)	(5,997,893)	64,112,041	20,194,131	166,519,545	93,233,027

Net Assets	$390,297,119	$416,914,816	$124,564,645	$1,433,923,789	$350,952,673

Class 1 (unlimited shares authorized):
Net assets	$142,265,764	$210,464,850	$116,309,393	$483,921,361	$346,993,370
Shares of beneficial interest issued and outstanding	13,559,657	15,886,826	6,511,494	34,854,454	17,662,668
Net asset value, offering and redemption price per share	$10.49	$13.25	$17.86	$13.88	$19.65

Class 2 (unlimited shares authorized):
Net assets	$14,805,141	$5,358,914	$—	$16,966,880	$—
Shares of beneficial interest issued and outstanding	1,429,063	405,359	—	1,222,287	—
Net asset value, offering and redemption price per share	$10.36	$13.22	$—	$13.88	$—

Class 3 (unlimited shares authorized):
Net assets	$233,226,214	$201,091,052	$8,255,252	$933,035,548	$3,959,303
Shares of beneficial interest issued and outstanding	22,727,658	15,393,709	464,279	67,728,742	201,828
Net asset value, offering and redemption price per share	$10.26	$13.06	$17.78	$13.78	$19.62

†	See Note 1

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta
ASSETS:
Investments at value (unaffiliated)*	$278,926,939	$576,447,844	$396,860,716	$350,519,648	$150,163,552
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,430,000	2,514,000	615,000	—
Cash	1,980,901	92	811	331	177,053
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker		—	—	—	—
Receivable for:
Fund shares sold	8,504	1,045,891	212,656	12,699	40,961
Dividends and interest	233,617	4,266,058	2,452,850	204,099	162,212
Investments sold	699,729	—	—	2,023,511	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,377	1,586	1,533	5,594	632
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	15,501	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	281,857,067	583,191,471	402,042,566	353,396,383	150,544,410

LIABILITIES:
Payable for:
Fund shares redeemed	211,283	121,414	93,540	162,550	48,970
Investments purchased	1,535,511	—	—	1,407,159	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	181,784	149,099	101,616	298,763	64,581
Service fees — Class 2	522	—	—	—	—
Service fees — Class 3	36,753	13,391	6,940	43,276	463
Transfer agent fees	393	401	399	283	266
Trustees’ fees and expenses	669	1,583	1,061	716	518
Other accrued expenses	83,945	167,966	127,891	89,013	94,278
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	8,829	8,283	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,050,860	462,683	339,730	2,001,760	209,076

Net Assets	$279,806,207	$582,728,788	$401,702,836	$351,394,623	$150,335,334

* Cost
Investments (unaffiliated)	$246,554,229	$536,250,019	$377,289,461	$306,502,949	$131,869,746

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta
NET ASSETS REPRESENTED BY:
Paid-in capital	$251,422,975	$525,215,989	$375,431,380	$285,300,253	$133,121,025
Total accumulated earnings (loss)	28,383,232	57,512,799	26,271,456	66,094,370	17,214,309

Net Assets	$279,806,207	$582,728,788	$401,702,836	$351,394,623	$150,335,334

Class 1 (unlimited shares authorized):
Net assets	$101,995,077	$518,859,661	$369,686,048	$155,162,447	$148,051,103
Shares of beneficial interest issued and outstanding	7,967,752	46,006,404	34,286,191	8,230,767	8,639,618
Net asset value, offering and redemption price per share	$12.80	$11.28	$10.78	$18.85	$17.14

Class 2 (unlimited shares authorized):
Net assets	$4,061,282	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	318,100	—	—	—	—
Net asset value, offering and redemption price per share	$12.77	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$173,749,848	63,869,127	32,016,788	$196,232,176	$2,284,231
Shares of beneficial interest issued and outstanding	13,721,461	5,689,013	2,981,230	10,539,210	133,544
Net asset value, offering and redemption price per share	$12.66	$11.23	$10.74	$18.62	$17.10

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$401,924,077	$41,266,254
Investments at value (affiliated)*	68,594,474	59,710,348	211,457,613	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash*	—	—	—	110,747	263,644
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	5,894,452	211,964
Receivable for:
Fund shares sold	119,484	136,200	—	40,839	7,262
Dividends and interest	—	—	—	2,261,688	28,959
Investments sold	—	—	120,850	11,224,358	622,434
Investments sold on an extended settlement basis	—	—	—	33,269,473	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	67,261	10,138
Prepaid expenses and other assets	630	630	646	6,054	730
Due from investment adviser for expense reimbursements/fee waivers	9,377	9,921	—	—	31,197
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	11,169	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	725,521	—
Swap premiums paid	—	—	—	1,202,658	173,702
Unrealized appreciation on swap contracts	—	—	—	1,059,731	10,223

Total assets	68,723,965	59,857,099	211,579,109	457,798,028	42,626,507

LIABILITIES:
Payable for:
Fund shares redeemed	3,448	85	120,502	96,194	1,930
Investments purchased	115,689	135,768	—	18,099,650	629,385
Investments purchased on an extended settlement basis	—	—	—	37,957,102	—
Payments on swap contracts	—	—	—	37,726	—
Investment advisory and management fees	5,846	5,131	18,147	207,747	25,218
Service fees — Class 2	—	—	—	615	—
Service fees — Class 3	14,563	12,778	44,744	64,434	8,978
Transfer agent fees	142	141	110	354	165
Trustees’ fees and expenses	345	330	620	889	321
Other accrued expenses	79,123	78,928	74,998	295,263	83,678
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	75,883	31,919
Due to investment adviser from expense recoupment	—	—	1,588	—	—
Due to custodian	—	—	—	63	301
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	279,664	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	746,007	—
Swap premiums received	—	—	—	1,387,455	—
Unrealized depreciation on swap contracts	—	—	—	794,571	—

Total liabilities	219,156	233,161	260,709	60,043,617	781,895

Net Assets	$68,504,809	$59,623,938	$211,318,400	$397,754,411	$41,844,612

* Cost
Investments (unaffiliated)	$—	$—	$—	$370,916,728	$37,516,510

Investments (affiliated)	$60,757,525	$51,655,528	$179,717,805	$—	$—

Foreign cash	$—	$—	$—	$111,329	$264,294

@ Premiums received on options written	$—	$—	$—	$410,445	$—

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights
NET ASSETS REPRESENTED BY:
Paid-in capital	$60,477,199	$51,407,491	$176,234,186	$372,752,812	$36,565,587
Total accumulated earnings (loss)	8,027,610	8,216,447	35,084,214	25,001,599	5,279,025

Net Assets	$68,504,809	$59,623,938	$211,318,400	$397,754,411	$41,844,612

Class 1 (unlimited shares authorized):
Net assets	$246,743	$233,065	$2,873,871	$90,255,177	$132,353
Shares of beneficial interest issued and outstanding	14,106	13,169	159,801	7,344,695	11,333
Net asset value, offering and redemption price per share	$17.49	$17.70	$17.98	$12.29	$11.68

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$4,762,482	$—
Shares of beneficial interest issued and outstanding	—	—	—	391,671	—
Net asset value, offering and redemption price per share	$—	$—	$—	$12.16	$—

Class 3 (unlimited shares authorized):
Net assets	$68,258,066	$59,390,873	$208,444,529	$302,736,752	$41,712,259
Shares of beneficial interest issued and outstanding	3,909,972	3,361,352	11,631,441	25,189,237	3,576,231
Net asset value, offering and redemption price per share	$17.46	$17.67	$17.92	$12.02	$11.66

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$622,139,708	$368,586,954
Investments at value (affiliated)*	192,923,461	356,523,385	927,979,021	—	—
Repurchase agreements (cost approximates value)	—	—	—	18,673,000	—
Cash	—	—	—	586	12,529,267
Foreign cash*	—	—	—	427,538	6,124
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	109,699	88,437	299,282	116,181	53,551
Dividends and interest	—	—	—	1,558,649	—
Investments sold	—	—	513,285	159,385	2,292,963
Investments sold on an extended settlement basis	—	—	—	220,592	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	691	715	676	1,829	5,572
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	193,033,851	356,612,537	928,792,264	643,297,468	383,474,431

LIABILITIES:
Payable for:
Fund shares redeemed	2,346	3,165	812,219	218,917	182,336
Investments purchased	107,005	84,926	—	—	885,968
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	16,535	30,694	79,998	224,138	245,195
Service fees — Class 2	—	—	—	—	547
Service fees — Class 3	41,252	76,225	199,023	2,416	35,617
Transfer agent fees	142	118	118	429	401
Trustees’ fees and expenses	602	925	2,002	1,413	713
Other accrued expenses	63,646	62,343	85,088	319,507	91,783
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	549,840	—
Due to investment adviser from expense recoupment	4,047	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	3	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	235,575	258,396	1,178,448	1,316,663	1,442,560

Net Assets	$192,798,276	$356,354,141	$927,613,816	$641,980,805	$382,031,871

* Cost
Investments (unaffiliated)	$—	$—	$—	$534,647,738	$223,607,886

Investments (affiliated)	$166,937,082	$298,220,226	$771,462,868	$—	$—

Foreign cash	$—	$—	$—	$424,108	$6,056

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$165,027,948	$286,828,710	$743,272,739	$545,881,328	$194,334,111
Total accumulated earnings (loss)	27,770,328	69,525,431	184,341,077	96,099,477	187,697,760

Net Assets	$192,798,276	$356,354,141	$927,613,816	$641,980,805	$382,031,871

Class 1 (unlimited shares authorized):
Net assets	$398,441	$2,360,588	$4,492,862	$631,310,087	$215,396,661
Shares of beneficial interest issued and outstanding	30,403	167,978	314,582	51,774,556	17,412,420
Net asset value, offering and redemption price per share	$13.11	$14.05	$14.28	$12.19	$12.37

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$4,119,395
Shares of beneficial interest issued and outstanding	—	—	—	—	354,526
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$11.62

Class 3 (unlimited shares authorized):
Net assets	$192,399,835	$353,993,553	$923,120,954	$10,670,718	$162,515,815
Shares of beneficial interest issued and outstanding	14,698,847	25,263,702	64,781,595	879,145	14,542,011
Net asset value, offering and redemption price per share	$13.09	$14.01	$14.25	$12.14	$11.18

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Invesco Main Street Large Cap†	SA Invesco VCP Equity-Income	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
ASSETS:
Investments at value (unaffiliated)*	$454,349,515	$1,490,300,486	$519,585,607	$316,817,520	$255,019,130
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,153,000	—	—	—	—
Cash	625	30,150,352	29,058	4,237,527	1,450,463
Foreign cash*	—	94,802	—	47,336	254,359
Cash collateral for futures contracts	—	—	—	20,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	37,349	—	52,289	1,691	65,462
Dividends and interest	447,442	3,881,317	248,451	831,086	476,546
Investments sold	1,050,025	17,315,739	3,614,451	2,338,324	1,165,053
Investments sold on an extended settlement basis	—	1,055,400	—	10,353,214	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,982	9,899	5,797	10,108	5,772
Due from investment adviser for expense reimbursements/fee waivers	19,806	66,788	45,030	16,113	23,801
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	13,346,917	—	43,635	—
Unrealized appreciation on forward foreign currency contracts	—	56,115	—	2,462	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	459,064,744	1,556,277,815	523,580,683	334,719,016	258,460,586

LIABILITIES:
Payable for:
Fund shares redeemed	240,618	419,980	152,550	120,406	32,448
Investments purchased	938,785	15,387,625	1,042,440	2,339,149	1,156,337
Investments purchased on an extended settlement basis	—	1,234,255	—	17,863,405	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	289,983	1,132,179	382,755	169,381	245,730
Service fees — Class 2	478	—	1,382	1,494	445
Service fees — Class 3	23,550	333,879	35,048	48,908	31,611
Transfer agent fees	424	110	401	354	376
Trustees’ fees and expenses	1,014	2,576	1,173	582	427
Other accrued expenses	94,439	222,198	98,889	272,438	349,988
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	10,387
Variation margin on futures contracts	—	526,110	—	830,712	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	36,094	—	50,094	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	208,709	—	29,327	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,589,291	19,503,715	1,714,638	21,726,250	1,827,749

Net Assets	$457,475,453	$1,536,774,100	$521,866,045	$312,992,766	$256,632,837

* Cost
Investments (unaffiliated)	$345,206,447	$1,237,785,997	$295,349,326	$286,865,973	$191,354,273

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$94,279	$—	$47,633	$287,721

@ Premiums received on options written	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Invesco Main Street Large Cap†	SA Invesco VCP Equity-Income	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
NET ASSETS REPRESENTED BY:
Paid-in capital	$322,867,548	$1,408,397,142	$242,989,451	$263,066,829	$214,679,831
Total accumulated earnings (loss)	134,607,905	128,376,958	278,876,594	49,925,937	41,953,006

Net Assets	$457,475,453	$1,536,774,100	$521,866,045	$312,992,766	$256,632,837

Class 1 (unlimited shares authorized):
Net assets	$345,112,689	$348,471	$348,912,765	$74,002,515	$107,020,217
Shares of beneficial interest issued and outstanding	14,619,204	27,337	16,619,090	3,561,130	10,512,869
Net asset value, offering and redemption price per share	$23.61	$12.75	$20.99	$20.78	$10.18

Class 2 (unlimited shares authorized):
Net assets	$3,673,477	$—	$10,601,746	$11,545,384	$3,371,331
Shares of beneficial interest issued and outstanding	155,606	—	520,332	556,891	332,734
Net asset value, offering and redemption price per share	$23.61	$—	$20.37	$20.73	$10.13

Class 3 (unlimited shares authorized):
Net assets	$108,689,287	$1,536,425,629	$162,351,534	$227,444,867	$146,241,289
Shares of beneficial interest issued and outstanding	4,630,833	120,584,898	8,150,419	11,036,489	14,562,506
Net asset value, offering and redemption price per share	$23.47	$12.74	$19.92	$20.61	$10.04

†	See Note 1

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$1,095,265,780	$375,192,628	$2,048,811,968	$516,897,364	$312,291,276
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	873,000	108,106,000	3,269,000	—
Cash	6,882,067	59	2,107,839	962	247,648
Foreign cash*	—	58,825	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	1,183,343	—	—
Receivable for:
Fund shares sold	55,403	3,996	68,200	608,520	87,390
Dividends and interest	1,488,938	914,764	10,012,095	23,615	125,869
Investments sold	1,234,161	5,612,798	1,171,813	1,618,935	—
Investments sold on an extended settlement basis	—	—	70,430,069	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,973	5,957	10,706	6,884	1,344
Due from investment adviser for expense reimbursements/fee waivers	—	—	174,253	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	161,265	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,104,936,322	382,662,027	2,242,237,551	522,425,280	312,753,527

LIABILITIES:
Payable for:
Fund shares redeemed	549,260	152,980	534,422	106,560	86,293
Investments purchased	837,351	5,860,993	1,864,239	3,711,746	—
Investments purchased on an extended settlement basis	—	442,567	189,734,900	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	528,589	242,559	1,045,518	344,513	80,496
Service fees — Class 2	1,218	411	1,023	2,500	—
Service fees — Class 3	56,257	8,805	208,768	48,970	3,466
Transfer agent fees	448	329	448	448	264
Trustees’ fees and expenses	2,124	515	4,134	1,050	779
Other accrued expenses	136,407	107,301	337,145	102,001	116,261
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	292,281	—	14,820
Due to investment adviser from expense recoupment	—	—	—	—	7,272
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	42
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,111,654	6,816,460	194,022,878	4,317,788	309,693

Net Assets	$1,102,824,668	$375,845,567	$2,048,214,673	$518,107,492	$312,443,834

* Cost
Investments (unaffiliated)	$839,745,695	$282,773,678	$1,950,131,080	$346,922,074	$205,407,857

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$58,405	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$789,356,908	$282,106,779	$1,896,790,452	$258,887,684	$185,622,861
Total accumulated earnings (loss)	313,467,760	93,738,788	151,424,221	259,219,808	126,820,973

Net Assets	$1,102,824,668	$375,845,567	$2,048,214,673	$518,107,492	$312,443,834

Class 1 (unlimited shares authorized):
Net assets	$838,071,733	$332,092,805	$1,058,039,609	$274,202,425	$295,788,439
Shares of beneficial interest issued and outstanding	25,080,193	16,855,056	109,410,412	10,612,840	12,357,500
Net asset value, offering and redemption price per share	$33.42	$19.70	$9.67	$25.84	$23.94

Class 2 (unlimited shares authorized):
Net assets	$9,133,637	$3,133,835	$7,950,519	$18,886,626	$—
Shares of beneficial interest issued and outstanding	273,654	159,421	825,065	768,614	—
Net asset value, offering and redemption price per share	$33.38	$19.66	$9.64	$24.57	$—

Class 3 (unlimited shares authorized):
Net assets	$255,619,298	$40,618,927	$982,224,545	$225,018,441	$16,655,395
Shares of beneficial interest issued and outstanding	7,707,628	2,082,699	102,681,880	9,455,392	697,885
Net asset value, offering and redemption price per share	$33.16	$19.50	$9.57	$23.80	$23.87

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth
ASSETS:
Investments at value (unaffiliated)*	$2,877,433,672	$297,070,762	$1,419,407,486	$70,744,929	$730,536,403
Investments at value (affiliated)*	2,933,798	649,921	—	—	—
Repurchase agreements (cost approximates value)	66,236,000	—	—	—	—
Cash	747	459,210	6,509,738	—	3,298,408
Foreign cash*	—	—	—	71,872	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	310,316	—
Receivable for:
Fund shares sold	234,880	26,468	44,127	8,528	169,553
Dividends and interest	2,669,954	453,968	1,784,687	219,491	220,611
Investments sold	—	—	27,545,666	272,259	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,250	1,297	12,146	1,009	6,649
Due from investment adviser for expense reimbursements/fee waivers	357,318	1,961	62,781	20,683	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	5,906	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,949,871,619	298,663,587	1,455,366,631	71,654,993	734,231,624

LIABILITIES:
Payable for:
Fund shares redeemed	917,159	93,223	809,654	132	197,138
Investments purchased	—	—	29,223,905	446,099	—
Investments purchased on an extended settlement basis	—	—	3,135,756	32,120	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	951,552	78,509	897,417	42,529	408,689
Service fees — Class 2	—	—	5,338	—	464
Service fees — Class 3	7,627	2,772	103,341	15,155	33,594
Transfer agent fees	475	264	495	165	401
Trustees’ fees and expenses	5,787	768	2,554	693	1,517
Other accrued expenses	395,353	119,432	181,089	93,264	117,454
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	1,493,115	22,230	—	70,395	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	100	—
Due to broker	21	26	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	3,771,089	317,224	34,359,549	700,652	759,257

Net Assets	$2,946,100,530	$298,346,363	$1,421,007,082	$70,954,341	$733,472,367

* Cost
Investments (unaffiliated)	$1,591,589,930	$284,138,870	$1,190,594,711	$63,174,763	$486,734,840

Investments (affiliated)	$4,136,345	$886,767	$—	$—	$—

Foreign cash	$—	$—	$—	$71,809	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,571,661,626	$275,103,828	$1,162,938,736	$62,831,203	$406,796,969
Total accumulated earnings (loss)	1,374,438,904	23,242,535	258,068,346	8,123,138	326,675,398

Net Assets	$2,946,100,530	$298,346,363	$1,421,007,082	$70,954,341	$733,472,367

Class 1 (unlimited shares authorized):
Net assets	$2,910,407,528	$285,441,199	$909,234,995	$159,386	$572,521,593
Shares of beneficial interest issued and outstanding	98,205,933	17,698,757	47,894,713	13,618	35,589,894
Net asset value, offering and redemption price per share	$29.64	$16.13	$18.98	$11.70	$16.09

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$40,365,833	$—	$3,584,342
Shares of beneficial interest issued and outstanding	—	—	2,125,075	—	223,821
Net asset value, offering and redemption price per share	$—	$—	$19.00	$—	$16.01

Class 3 (unlimited shares authorized):
Net assets	$35,693,002	$12,905,164	$471,406,254	$70,794,955	$157,366,432
Shares of beneficial interest issued and outstanding	1,207,617	802,453	24,993,491	6,057,346	9,915,011
Net asset value, offering and redemption price per share	$29.56	$16.08	$18.86	$11.69	$15.87

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value†
ASSETS:
Investments at value (unaffiliated)*	$1,061,302,511	$521,588,754	$353,447,941	$466,230,168	$724,709,000
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	23,468,000	—	—
Cash	4,485,825	24,403,474	138	10,596,403
Foreign cash*	—	—	—	160,680	17,776,344
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	16	279,577	153,319	45,478	11,590
Dividends and interest	848,112	1,482,925	65,736	2,069,290	2,710,359
Investments sold	—	—	334,498	2,508,547	11,259,971
Investments sold on an extended settlement basis	—	11,034,405	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,115	6,720	1,357	6,189	7,353
Due from investment adviser for expense reimbursements/fee waivers	37,035	—	—	21,108	7,602
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,066,681,614	558,795,855	377,470,989	481,637,863	756,482,219

LIABILITIES:
Payable for:
Fund shares redeemed	649,913	252,513	108,086	166,670	297,279
Investments purchased	—	—	808,585	2,755,696	11,262,986
Investments purchased on an extended settlement basis	—	32,505,620	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	627,224	297,057	97,861	348,271	516,317
Service fees — Class 2	1,004	2,902	—	1,154	1,242
Service fees — Class 3	80,240	74,885	4,958	29,874	94,363
Transfer agent fees	337	354	429	446	243
Trustees’ fees and expenses	2,036	1,134	769	836	1,030
Other accrued expenses	153,686	137,355	95,698	143,595	235,219
Line of credit	—	—	—	—	13,825,000
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	502,900	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	18,376
Due to broker	—	—	7	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,514,440	33,271,820	1,619,293	3,446,542	26,252,055

Net Assets	$1,065,167,174	$525,524,035	$375,851,696	$478,191,321	$730,230,164

* Cost
Investments (unaffiliated)	$638,221,185	$419,573,579	$295,003,856	$392,693,979	$732,657,395

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$159,871	$17,783,033

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

553

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value†
NET ASSETS REPRESENTED BY:
Paid-in capital	$590,838,228	$388,276,131	$294,789,334	$406,004,578	$718,641,244
Total accumulated earnings (loss)	474,328,946	137,247,904	81,062,362	72,186,743	11,588,920

Net Assets	$1,065,167,174	$525,524,035	$375,851,696	$478,191,321	$730,230,164

Class 1 (unlimited shares authorized):
Net assets	$688,585,712	$156,898,317	$352,305,904	$333,984,701	$293,872,533
Shares of beneficial interest issued and outstanding	27,889,573	7,875,618	26,304,066	31,110,157	21,392,673
Net asset value, offering and redemption price per share	$24.69	$19.92	$13.39	$10.74	$13.74

Class 2 (unlimited shares authorized):
Net assets	$7,682,055	$22,123,489	$—	$8,708,935	$9,377,185
Shares of beneficial interest issued and outstanding	310,803	1,109,080	—	814,642	682,111
Net asset value, offering and redemption price per share	$24.72	$19.95	$—	$10.69	$13.75

Class 3 (unlimited shares authorized):
Net assets	$368,899,407	$346,502,229	$23,545,792	$135,497,685	$426,980,446
Shares of beneficial interest issued and outstanding	15,027,239	17,446,661	1,766,535	12,706,806	31,153,985
Net asset value, offering and redemption price per share	$24.55	$19.86	$13.33	$10.66	$13.71

†	See Note 1

See Notes to Financial Statements

554

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
ASSETS:
Investments at value (unaffiliated)*	$1,368,849,796	$298,992,730	$274,260,681	$590,166,036	$296,354,181
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	50,600,000	—	1,238,000	—	19,483,000
Cash	22,065,006	84,210	165	—	108
Foreign cash*	1,004,123	—	1,368	302,060	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	594,000	—	—	—	—
Due from broker	477,120	—	—	18,261,335	—
Receivable for:
Fund shares sold	—	33,402	40,840	—	77,056
Dividends and interest	2,896,185	4,345,877	1,007,622	2,295,318	58,439
Investments sold	3,350,000	3,152,824	—	602,862	—
Investments sold on an extended settlement basis	158,561,902	—	—	373	43,216
Written options	—	—	—	—	—
Receipts on swap contracts	16,515	—	—	—	—
Prepaid expenses and other assets	8,321	64,136	5,566	6,295	1,294
Due from investment adviser for expense reimbursements/fee waivers	—	—	12,202	100,694	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	308,876	—	—	332,287	—
Unrealized appreciation on forward foreign currency contracts	82,331	—	372,899	493,827	—
Swap premiums paid	2,569	—	—	—	—
Unrealized appreciation on swap contracts	58,693	—	—	—	—

Total assets	1,608,875,437	306,673,179	276,939,343	612,561,087	316,017,294

LIABILITIES:
Payable for:
Fund shares redeemed	691,940	112,283	136,394	173,818	81,477
Investments purchased	3,350,000	905,112	—	474,965	510,984
Investments purchased on an extended settlement basis	291,445,838	8,786,657	—	1,017,000	6,163
Payments on swap contracts	60,377	—	—	—	—
Investment advisory and management fees	954,524	157,995	232,346	433,871	94,226
Service fees — Class 2	—	914	576	—	—
Service fees — Class 3	278,844	31,555	23,142	130,558	4,447
Transfer agent fees	117	448	448	86	429
Trustees’ fees and expenses	2,228	643	597	1,136	575
Other accrued expenses	386,902	113,335	114,404	406,155	268,340
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	10,921,267	—	—	5,045,335	308,100
Due to investment adviser from expense recoupment	—	—	—	—	15,388
Due to custodian	—	—	—	12,389	—
Due to broker	1,686,918	—	—	—	41
Call and put options written, at value@	60,798	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	93,909	—	657,397	1,187,514	—
Swap premiums received	327,094	—	—	—	—
Unrealized depreciation on swap contracts	364,284	—	—	—	—

Total liabilities	310,625,040	10,108,942	1,165,304	8,882,827	1,290,170

Net Assets	$1,298,250,397	$296,564,237	$275,774,039	$603,678,260	$314,727,124

* Cost
Investments (unaffiliated)	$1,349,016,559	$292,144,145	$243,908,607	$553,023,523	$227,140,285

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$994,546	$—	$1,371	$277,259	$—

@ Premiums received on options written	$46,870	$—	$—	$—	$—

See Notes to Financial Statements

555

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,204,974,402	$297,651,165	$241,517,014	$587,853,518	$237,650,175
Total accumulated earnings (loss)	93,275,995	(1,086,928)	34,257,025	15,824,742	77,076,949

Net Assets	$1,298,250,397	$296,564,237	$275,774,039	$603,678,260	$314,727,124

Class 1 (unlimited shares authorized):
Net assets	$140,826	$141,393,100	$166,888,817	$195,941	$293,573,928
Shares of beneficial interest issued and outstanding	12,342	25,422,467	16,611,545	17,558	20,538,172
Net asset value, offering and redemption price per share	$11.41	$5.56	$10.05	$11.16	$14.29

Class 2 (unlimited shares authorized):
Net assets	$—	$7,120,448	$4,340,049	$—	$—
Shares of beneficial interest issued and outstanding	—	1,280,279	429,281	—	—
Net asset value, offering and redemption price per share	$—	$5.56	$10.11	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$1,298,109,571	$148,050,689	$104,545,173	$603,482,319	$21,153,196
Shares of beneficial interest issued and outstanding	114,490,371	26,817,917	10,368,391	54,179,837	1,486,940
Net asset value, offering and redemption price per share	$11.34	$5.52	$10.08	$11.14	$14.23

See Notes to Financial Statements

556

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$403,144,179	$1,701,533,397	$1,783,620,522	$700,692,488	$65,308,229	$212,117,505
Investments at value (affiliated)*	—	—	10,060,010,445	5,370,469,723	375,754,820	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	3,125,000
Cash	1,491	22,611	—	—	—	29
Foreign cash*	20,910	132,083	—	586	—	—
Cash collateral for futures contracts	—	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	2,144	—	—	—	—
Due from broker	—	44	—	—	—	—
Receivable for:
Fund shares sold	421,806	—	—	—	282	466,820
Dividends and interest	701,278	4,665,730	6,949,282	2,914,452	1,592	—
Investments sold	2,494,026	9,573,437	2,995,708	2,136,297	16,103	1,630,318
Investments sold on an extended settlement basis	284,573	15,533,066	32,077,449	14,911,812	—	—
Written options	—	—	—	—	—	—
Receipts on swap contracts	—	5,600	—	—	—	—
Prepaid expenses and other assets	1,016	33,329	15,206	6,438	1,179	5,198
Due from investment adviser for expense reimbursements/fee waivers	—	—	48,690	2,111	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	3,750	20,625	13,616,807	20,887,403	5,494	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	105,229	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	407,073,029	1,731,627,295	11,899,334,109	6,112,021,310	441,087,699	217,344,870

LIABILITIES:
Payable for:
Fund shares redeemed	409	207,033	3,744,288	2,670,023	20,063	53,698
Investments purchased	3,406,572	5,835,698	—	—	—	1,628,234
Investments purchased on an extended settlement basis	—	57,095,615	29,251,213	12,329,725	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	241,425	1,090,568	2,108,711	1,130,647	75,517	133,367
Service fees — Class 2	—	—	—	—	—	599
Service fees — Class 3	86,179	357,856	2,524,663	1,302,098	94,354	14,897
Transfer agent fees	165	110	165	141	119	496
Trustees’ fees and expenses	1,015	3,625	23,023	11,915	1,236	509
Other accrued expenses	168,667	344,548	759,035	401,532	182,569	75,075
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	58,905	—	—	—	—
Variation margin on futures contracts	5,609	2,283,778	—	—	598,586	—
Due to investment adviser from expense recoupment	23,893	—	—	—	—	—
Due to custodian	—	—	4,232	506	1,592	—
Due to broker	42	—	109,401,833	45,753,975	24	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	3,636	—	—	—	—

Total liabilities	3,933,976	67,281,372	147,817,163	63,600,562	974,060	1,906,875

Net Assets	$403,139,053	$1,664,345,923	$11,751,516,946	$6,048,420,748	$440,113,639	$215,437,995

* Cost
Investments (unaffiliated)	$333,319,050	$1,430,785,266	$1,718,675,559	$677,551,178	$68,575,437	$112,066,876

Investments (affiliated)	$—	$—	$8,636,524,151	$4,660,435,552	$316,448,914	$—

Foreign cash	$20,910	$132,091	$—	$563	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

557

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2021

	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$330,020,211	$1,408,767,928	$9,833,528,809	$5,147,037,302	$392,035,986	$100,900,650
Total accumulated earnings (loss)	73,118,842	255,577,995	1,917,988,137	901,383,446	48,077,653	114,537,345

Net Assets	$403,139,053	$1,664,345,923	$11,751,516,946	$6,048,420,748	$440,113,639	$215,437,995

Class 1 (unlimited shares authorized):
Net assets	$363,664	$96,077	$284,119	$200,440	$211,794	$141,460,412
Shares of beneficial interest issued and outstanding	27,021	7,267	20,625	14,534	17,864	4,010,670
Net asset value, offering and redemption price per share	$13.46	$13.22	$13.78	$13.79	$11.86	$35.27

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$4,537,714
Shares of beneficial interest issued and outstanding	—	—	—	—	—	132,152
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$34.34

Class 3 (unlimited shares authorized):
Net assets	$402,775,389	$1,664,249,846	$11,751,232,827	$6,048,220,308	$439,901,845	$69,439,869
Shares of beneficial interest issued and outstanding	29,900,593	126,042,533	853,566,841	438,493,151	37,045,015	2,064,945
Net asset value, offering and redemption price per share	$13.47	$13.20	$13.77	$13.79	$11.87	$33.63

See Notes to Financial Statements

558

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2021

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30†	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,348,933	$8,563,187	$65,582	$5,175,314	$999,694
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	16,667	—	23	7,140,053 #	871
Interest (affiliated)	—	—	—	—	—

Total investment income*	9,365,600	8,563,187	65,605	12,315,367	1,000,565

EXPENSES:
Investment advisory and management fees	10,529,437	4,421,883	28,561	6,763,645	1,123,316
Services fees:
Class 2	125,797	12,725	—	—	8,368
Class 3	1,177,324	934,025	10,906	1,982,893	222,195
Transfer agent fees	3,558	1,777	316	659	1,449
Custodian and accounting fees	253,253	24,568	8,295	886,680	32,845
Reports to shareholders	138,148	61,332	9,226	69,956	13,297
Audit and tax fees	57,597	45,019	49,049	65,261	42,488
Legal fees	18,159	7,563	38,617	9,441	5,407
Trustees’ fees and expenses	31,497	6,168	317	13,783	1,209
Deferred offering costs	—	—	—	—	—
Interest expense	—	13,057	—	74	261
License fee	—	—	—	—	—
Other expenses	13,249	14,388	2,641	62,721	32,649

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	12,348,019	5,542,505	147,928	9,855,113	1,483,484
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(70,814)	(123,774)	(653,274)	(112,332)
Fees paid indirectly (Note 5)	(271)	(2,137)	—	—	(7,532)

Net expenses	12,347,748	5,469,554	24,154	9,201,839	1,363,620

Net investment income (loss)	(2,982,148)	3,093,633	41,451	3,113,528	(363,055)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	166,535,320	(1,400,695)	54,001	64,087,075	19,323,855
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(41,275,423)	—
Forward contracts	—	—	—	3,153,718	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	1,250,781	(17,751)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	2,171,138	—	—	—

Net realized gain (loss) on investments and foreign currencies	166,535,320	770,443	54,001	27,216,151	19,306,104

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	315,069,988	80,539,618	640,645	(1,609,246)	30,936,246
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	1,452,386	—
Forward contracts	—	—	—	221,793	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	227	—	—	(17,548)	(10)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	315,070,215	80,539,618	640,645	47,385	30,936,236

Net realized and unrealized gain (loss) on investments and foreign currencies	481,605,535	81,310,061	694,646	27,263,536	50,242,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$478,623,387	$84,403,694	$736,097	$30,377,064	$49,879,285

* Net of foreign withholding taxes on interest and dividends of	$21,498	$44,582	$—	$234,092	$7,094

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1
#	See Note 4

See Notes to Financial Statements

559

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond†	SA Fidelity Institutional AM® International Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$12,370,161	$1,839,933	$40,767	$3,962,963
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,638,629	758	—	55,962,143	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	2,638,629	12,370,919	1,839,933	56,002,910	3,962,963

EXPENSES:
Investment advisory and management fees	1,794,157	2,206,223	429,958	6,952,413	2,484,972
Services fees:
Class 2	22,365	7,609	—	25,948	—
Class 3	561,525	433,781	10,984	2,114,640	5,802
Transfer agent fees	3,427	1,740	2,007	2,504	1,898
Custodian and accounting fees	54,784	17,781	16,377	136,921	108,195
Reports to shareholders	34,538	32,958	6,428	145,784	22,808
Audit and tax fees	51,568	42,625	80,034	56,423	49,368
Legal fees	8,657	8,121	25,433	15,752	19,628
Trustees’ fees and expenses	6,464	5,451	1,789	19,570	6,798
Deferred offering costs	—	—	—	—	10,093
Interest expense	49	169	—	2,242	6,794
License fee	—	—	47,359	—	—
Other expenses	32,947	27,210	42,242	42,513	78,954

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,570,481	2,783,668	662,611	9,514,710	2,795,310
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(97,461)	—	79,260
Fees paid indirectly (Note 5)	—	—	—	—	(24,968)

Net expenses	2,570,481	2,783,668	565,150	9,514,710	2,849,602

Net investment income (loss)	68,148	9,587,251	1,274,783	46,488,200	1,113,361

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	52,381	27,251,373	(1,573,193)	2,711,700	28,947,416
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	3,397,430	6,371,407	—
Forward contracts	—	—	—	—	34,113
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(166,507)	—	(117,114)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	52,381	27,251,373	1,657,730	9,083,107	28,864,415

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(154,728)	14,040,025	22,598,837	25,012,625	40,725,077
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	1,172,635	(4,334,338)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	183,505	—	12,467
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(154,728)	14,040,025	23,954,977	20,678,287	40,737,544

Net realized and unrealized gain (loss) on investments and foreign currencies	(102,347)	41,291,398	25,612,707	29,761,394	69,601,959

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,199)	$50,878,649	$26,887,490	$76,249,594	$70,715,320

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$261,532	$—	$523,941

** Net of foreign withholding taxes on capital gains of	$—	$—		$—	$—

†	See Note 1

See Notes to Financial Statements

560

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,719,264	$389,057	$287,864	$6,941,656	$3,131,959
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	13,508,758	7,797,098	53,415	1,352
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,719,264	13,897,815	8,084,962	6,995,071	3,133,311

EXPENSES:
Investment advisory and management fees	2,006,115	1,737,394	1,151,341	2,928,660	676,057
Services fees:
Class 2	6,014	—	—	—	—
Class 3	403,693	116,522	79,621	440,448	3,267
Transfer agent fees	2,405	2,241	2,239	1,582	1,530
Custodian and accounting fees	19,339	72,879	36,415	26,637	29,767
Reports to shareholders	30,799	32,600	24,676	37,142	6,521
Audit and tax fees	45,107	47,426	47,707	42,836	61,405
Legal fees	7,770	9,614	8,424	8,122	55,455
Trustees’ fees and expenses	3,806	12,765	8,245	3,752	4,268
Deferred offering costs	—	—	—	—	28,130
Interest expense	22	3,389	221	585	—
License fee	—	115,826	76,756	—	—
Other expenses	30,984	25,982	38,894	30,280	43,910

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,556,054	2,176,638	1,474,539	3,520,044	910,310
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(91,068)	(90,062)	(150,477)	7,977
Fees paid indirectly (Note 5)	(3,100)	—	—	—	(202)

Net expenses	2,552,954	2,085,570	1,384,477	3,369,567	918,085

Net investment income (loss)	4,166,310	11,812,245	6,700,485	3,625,504	2,215,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(5,266,781)	6,646,931	1,078,930	19,867,383	(1,162,234)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1,084)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(5,266,781)	6,646,931	1,078,930	19,866,299	(1,162,234)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(2,312,628)	8,585,867	7,946,396	21,892,403	14,645,289
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	3,385	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,312,628)	8,585,867	7,946,396	21,895,788	14,645,289

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,579,409)	15,232,798	9,025,326	41,762,087	13,483,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,413,099)	$27,045,043	$15,725,811	$45,387,591	$15,698,281

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$7,878	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

561

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$412,465
Dividends (affiliated)	1,139,433	928,770	3,231,875	—	—
Interest (unaffiliated)	—	—	—	6,038,542	27,786
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,139,433	928,770	3,231,875	6,038,542	440,251

EXPENSES:
Investment advisory and management fees	53,599	47,377	170,108	2,320,767	251,748
Services fees:
Class 2	—	—	—	7,242	—
Class 3	133,613	117,935	419,808	698,957	89,611
Transfer agent fees	720	790	612	1,977	923
Custodian and accounting fees	15,000	15,000	15,000	384,654	47,343
Reports to shareholders	4,564	3,612	13,181	64,160	3,160
Audit and tax fees	45,812	45,812	46,812	69,824	71,062
Legal fees	1,517	1,807	2,296	15,637	8,016
Trustees’ fees and expenses	1,471	1,321	4,176	5,612	1,020
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	3,075	—
License fee	—	—	—	—	—
Other expenses	18,742	18,671	16,912	32,962	35,738

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	275,038	252,325	688,905	3,604,867	508,621
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(44,947)	(49,111)	37,097	—	(127,700)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	230,091	203,214	726,002	3,604,867	380,921

Net investment income (loss)	909,342	725,556	2,505,873	2,433,675	59,330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	—	—	—	9,098,402	895,390
Investments (affiliated)	526,952	492,345	312,881	—	—
Futures contracts	—	—	—	4,599,053	1,091,160
Forward contracts	—	—	—	1,652,561	—
Swap contracts	—	—	—	(1,228,665)	(17,291)
Written option contracts	—	—	—	433,323	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	251,772	11,907
Net realized gain on capital gain distributions received from underlying funds (affiliated)	345,393	353,782	1,399,956	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	872,345	846,127	1,712,837	14,806,446	1,981,166

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	—	—	—	10,098,748	2,407,879
Investments (affiliated)	5,298,048	5,242,166	21,791,163	—	—
Futures contracts	—	—	—	(867,476)	(182,994)
Forward contracts	—	—	—	816,219	—
Swap contracts	—	—	—	583,818	(18,554)
Written option contracts	—	—	—	115,734	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	27,261	616
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	5,298,048	5,242,166	21,791,163	10,774,304	2,206,947

Net realized and unrealized gain (loss) on investments and foreign currencies	6,170,393	6,088,293	23,504,000	25,580,750	4,188,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,079,735	$6,813,849	$26,009,873	$28,014,425	$4,247,443

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$17,165

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

562

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$12,647,541	$698,711
Dividends (affiliated)	3,027,053	5,239,610	13,356,147	—	—
Interest (unaffiliated)	—	—	—	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,027,053	5,239,610	13,356,147	12,647,541	698,711

EXPENSES:
Investment advisory and management fees	162,427	299,502	768,015	2,215,360	2,292,323
Services fees:
Class 2	—	—	—	—	4,858
Class 3	405,304	743,681	1,910,806	17,988	363,453
Transfer agent fees	791	659	659	2,453	2,241
Custodian and accounting fees	12,971	12,971	12,971	260,407	25,775
Reports to shareholders	12,420	22,556	56,501	39,128	34,632
Audit and tax fees	45,731	34,618	34,618	58,467	42,729
Legal fees	7,312	8,153	10,937	11,277	7,911
Trustees’ fees and expenses	3,880	6,754	16,503	11,001	4,032
Deferred offering costs	—	—	—	—	—
Interest expense	7	—	21	—	4,871
License fee	—	—	—	196,152	—
Other expenses	14,896	15,130	17,813	50,094	26,213

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	665,739	1,144,024	2,828,844	2,862,327	2,809,038
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	31,935	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	(255)

Net expenses	697,674	1,144,024	2,828,844	2,862,327	2,808,783

Net investment income (loss)	2,329,379	4,095,586	10,527,303	9,785,214	(2,110,072)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	—	—	—	(7,389,702)	45,016,754
Investments (affiliated)	2,499,835	4,147,903	8,735,146	—	—
Futures contracts	—	—	—	8,613,738	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	267,655	124
Net realized gain on capital gain distributions received from underlying funds (affiliated)	1,619,533	3,424,665	9,227,023	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	4,119,368	7,572,568	17,962,169	1,491,691	45,016,878

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	—	—	—	53,059,794	110,006,985
Investments (affiliated)	14,972,672	35,030,079	95,008,063	—	—
Futures contracts	—	—	—	801,097	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	86,304	260
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	14,972,672	35,030,079	95,008,063	53,947,195	110,007,245

Net realized and unrealized gain (loss) on investments and foreign currencies	19,092,040	42,602,647	112,970,232	55,438,886	155,024,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,421,419	$46,698,233	$123,497,535	$65,224,100	$152,914,051

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$1,079,233	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

563

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA Invesco Main Street Large Cap†	SA Invesco VCP Equity- Income	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,944,090	$25,457,541	$3,097,456	$3,236,560	$5,169,681
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,485	8,379,555 #	24,570	2,672,769	52
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,945,575	33,837,096	3,122,026	5,909,329	5,169,733

EXPENSES:
Investment advisory and management fees	3,114,666	12,679,346	4,009,279	1,790,245	2,421,889
Services fees:
Class 2	5,102	—	14,540	15,658	4,272
Class 3	250,045	3,727,234	363,028	507,216	316,681
Transfer agent fees	2,373	637	2,241	1,977	2,108
Custodian and accounting fees	28,103	162,921	34,560	425,982	16,455
Reports to shareholders	36,379	140,235	45,596	27,106	33,140
Audit and tax fees	42,655	63,464	42,658	60,851	56,851
Legal fees	10,163	15,523	4,945	18,888	10,165
Trustees’ fees and expenses	6,643	23,659	8,138	4,262	1,830
Deferred offering costs	—	—	—	—	—
Interest expense	375	751,349	2,154	150	1,330
License fee	—	—	—	—	—
Other expenses	33,277	33,392	21,084	58,856	36,972

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,529,781	17,597,760	4,548,223	2,911,191	2,901,693
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(57,477)	(745,584)	(471,680)	(164,947)	(256,105)
Fees paid indirectly (Note 5)	(6,332)	(3,528)	(1,094)	(1,310)	(2,239)

Net expenses	3,465,972	16,848,648	4,075,449	2,744,934	2,643,349

Net investment income (loss)	3,479,603	16,988,448	(953,423)	3,164,395	2,526,384

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	22,748,382	49,954,358	55,922,379	9,960,836	21,770,760
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(197,485,460)	—	9,586,580	16,901
Forward contracts	—	(4,860,156)	—	(22,676)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(14,882)	1,314,376	(5,566)	(60,696)	(372,666)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	5,786

Net realized gain (loss) on investments and foreign currencies	22,733,500	(151,076,882)	55,916,813	19,464,044	21,420,781

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	33,304,334	137,726,551	83,944,769	13,288,125	35,300,433
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	10,615,622	—	2,418,506	—
Forward contracts	—	512,610	—	(26,865)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,927	(403)	18,104	4,792
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(10,387)

Net unrealized gain (loss) on investments and foreign currencies	33,304,334	148,859,710	83,944,366	15,697,870	35,294,838

Net realized and unrealized gain (loss) on investments and foreign currencies	56,037,834	(2,217,172)	139,861,179	35,161,914	56,715,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,517,437	$14,771,276	$138,907,756	$38,326,309	$59,242,003

* Net of foreign withholding taxes on interest and dividends of	$32,077	$293,116	$39,003	$110,754	$851,480

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$4

†	See Note 1
#	See Note 4

See Notes to Financial Statements

564

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$28,395,525	$9,561,335	$118,605	$2,022,740	$3,082,915
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	872	52,600,181	3,102	1,065
Interest (affiliated)	—	—	—	—	—

Total investment income*	28,395,525	9,562,207	52,718,786	2,025,842	3,083,980

EXPENSES:
Investment advisory and management fees	5,628,327	2,577,025	11,652,889	3,368,715	854,806
Services fees:
Class 2	13,192	4,573	11,646	24,592	—
Class 3	581,590	88,906	2,247,513	465,580	28,749
Transfer agent fees	2,505	1,844	2,505	2,504	1,530
Custodian and accounting fees	65,836	17,385	306,131	39,005	6,437
Reports to shareholders	76,620	23,526	159,631	46,785	18,231
Audit and tax fees	43,123	56,223	89,426	42,658	50,179
Legal fees	12,335	8,577	24,209	8,899	6,022
Trustees’ fees and expenses	16,682	2,499	34,770	6,825	5,300
Deferred offering costs	—	—	—	—	—
Interest expense	989	94	6,002	727	216
License fee	—	—	—	—	56,987
Other expenses	31,970	34,095	66,325	26,652	19,648

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,473,169	2,814,747	14,601,047	4,032,942	1,048,105
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(1,942,148)	—	(22,081)
Fees paid indirectly (Note 5)	(15,361)	(1,170)	—	(8,825)	—

Net expenses	6,457,808	2,813,577	12,658,899	4,024,117	1,026,024

Net investment income (loss)	21,937,717	6,748,630	40,059,887	(1,998,275)	2,057,956

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	39,183,821	(4,395,797)	48,569,865	92,392,873	19,249,033
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	1,809,024	—	(845,162)
Forward contracts	—	—	(27,485)	—	—
Swap contracts		—	(3,616,088)	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(11,573)	(110,381)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	39,183,821	(4,407,370)	46,624,935	92,392,873	18,403,871

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(13,382,686)	34,457,325	6,869,825	74,481,975	55,725,194
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(1,292,601)	—	7,418
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	38,023	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(13,382,686)	34,495,348	5,577,224	74,481,975	55,732,612

Net realized and unrealized gain (loss) on investments and foreign currencies	25,801,135	30,087,978	52,202,159	166,874,848	74,136,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,738,852	$36,836,608	$92,262,046	$164,876,573	$76,194,439

* Net of foreign withholding taxes on interest and dividends of	$—	$361,585	$803	$5,043	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

565

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$50,032,793	$8,595,083	36,938,982	$936,366	$6,426,102
Dividends (affiliated)	100,832	25,974	—	—	—
Interest (unaffiliated)	25,168	855	18,305	375,897	9,034
Interest (affiliated)	—	—	—	—	—

Total investment income*	50,158,793	8,621,912	36,957,287	1,312,263	6,435,136

EXPENSES:
Investment advisory and management fees	9,954,542	808,523	9,332,834	423,333	4,496,275
Services fees:
Class 2	—	—	56,595	—	4,983
Class 3	68,974	21,761	1,078,645	150,829	349,112
Transfer agent fees	2,617	1,530	2,768	922	2,241
Custodian and accounting fees	253,011	24,317	108,069	35,925	56,639
Reports to shareholders	167,189	17,867	111,758	4,213	56,460
Audit and tax fees	49,086	49,685	42,682	63,586	43,133
Legal fees	19,134	1,810	14,965	10,643	11,223
Trustees’ fees and expenses	49,173	5,317	19,345	1,585	11,090
Deferred offering costs	—	—	—	—	—
Interest expense	—	21	—	4	1,867
License fee	261,177	53,901	—	—	—
Other expenses	28,856	46,787	65,818	44,674	21,347

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,853,759	1,031,519	10,833,479	735,714	5,054,370
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(3,656,482)	(66,481)	(687,121)	(95,029)	—
Fees paid indirectly (Note 5)	—	—	(14,680)	(682)	—

Net expenses	7,197,277	965,038	10,131,678	640,003	5,054,370

Net investment income (loss)	42,961,516	7,656,874	26,825,609	672,260	1,380,766

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	34,840,124	5,605,424	5,993,106	1,386,567	82,198,170
Investments (affiliated)	(18,318)	(69,047)	—	—	—
Futures contracts	20,298,542	(1,424,023)	—	(609,006)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	4	(3,831)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	55,120,348	4,112,354	5,993,110	773,730	82,198,170

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	357,727,824	1,941,697	23,387,166	3,888,156	89,268,712
Investments (affiliated)	(909,454)	(126,017)	—	—	—
Futures contracts	(874,574)	(186,841)	—	64,360	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,469	995	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	355,943,796	1,628,839	23,388,635	3,953,511	89,268,712

Net realized and unrealized gain (loss) on investments and foreign currencies	411,064,144	5,741,193	29,381,745	4,727,241	171,466,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$454,025,660	$13,398,067	$56,207,354	$5,399,501	$172,847,648

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$648	$46,607	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

566

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value†
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,265,629	$6,890,252	$4,224,714	$9,998,987	$20,322,727
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	42,975	4,990,536	7,793	8,261	12,377
Interest (affiliated)	—	—	—	—	—

Total investment income*	14,308,604	11,880,788	4,232,507	10,007,248	20,335,104

EXPENSES:
Investment advisory and management fees	6,712,996	3,213,690	897,165	3,655,576	5,439,888
Services fees:
Class 2	10,903	31,909	—	12,461	12,975
Class 3	873,055	796,000	38,586	311,117	991,345
Transfer agent fees	1,861	1,977	2,453	2,502	1,302
Custodian and accounting fees	73,902	94,699	22,686	66,327	105,509
Reports to shareholders	78,462	50,569	18,982	58,525	81,533
Audit and tax fees	49,780	51,214	50,029	89,821	84,853
Legal fees	13,895	14,876	8,006	8,989	104,461
Trustees’ fees and expenses	14,829	7,780	5,638	5,949	7,988
Deferred offering costs	—	—	—	—	—
Interest expense	1,432	172	—	—	1,671
License fee	—	—	59,811	—	—
Other expenses	32,863	34,673	21,404	35,503	28,218

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,863,978	4,297,559	1,124,760	4,246,770	6,859,743
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(107,391)	—	—	(60,500)	(7,602)
Fees paid indirectly (Note 5)	—	—	—	—	(12,862)

Net expenses	7,756,587	4,297,559	1,124,760	4,186,270	6,839,279

Net investment income (loss)	6,552,017	7,583,229	3,107,747	5,820,978	13,495,825

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	44,972,230	30,378,183	11,136,079	(2,831,140)	10,758,510
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	8,178,854	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(10,023)	(18,579)	—	(86,596)	(176,042)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	44,962,207	30,359,604	19,314,933	(2,917,736)	10,582,468

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	85,648,294	4,888,243	40,104,110	45,299,293	(17,714,374)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	575,419	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	10,016	—	70,772	141,352
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	85,648,294	4,898,259	40,679,529	45,370,065	(17,573,022)

Net realized and unrealized gain (loss) on investments and foreign currencies	130,610,501	35,257,863	59,994,462	42,452,329	(6,990,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,162,518	$42,841,092	$63,102,209	$48,273,307	$6,505,271

* Net of foreign withholding taxes on interest and dividends of	$148,654	$80,837	$—	$878,025	$2,391,950

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

567

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$7,520,477	$4,195,473	$2,486,734
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	14,086,469	16,977,285	11,930	5,700,115	1,482
Interest (affiliated)	—	—	—	—	—

Total investment income*	14,086,469	16,977,285	7,532,407	9,895,588	2,488,216

EXPENSES:
Investment advisory and management fees	10,820,332	1,785,508	2,290,769	4,942,718	816,132
Services fees:
Class 2	—	10,431	5,801	—	—
Class 3	3,160,063	352,027	239,329	1,484,594	33,319
Transfer agent fees	659	2,504	2,504	479	2,453
Custodian and accounting fees	190,568	24,949	30,650	341,260	46,721
Reports to shareholders	121,829	31,661	23,077	52,158	15,301
Audit and tax fees	75,326	70,819	72,211	69,940	51,024
Legal fees	13,961	7,981	6,965	12,154	7,531
Trustees’ fees and expenses	19,982	3,203	2,957	10,949	3,597
Deferred offering costs	—	—	—	—	—
Interest expense	639,824	—	98	2,951	—
License fee	—	—	—	—	58,051
Other expenses	156,837	31,345	36,908	196,606	31,512

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	15,199,381	2,320,428	2,711,269	7,113,809	1,065,641
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(118,932)	(283,080)	16,990
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	15,199,381	2,320,428	2,592,337	6,830,729	1,082,631

Net investment income (loss)	(1,112,912)	14,656,857	4,940,070	3,064,859	1,405,585

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	52,126,366	(1,379,023)	(1,091,729)	(3,988,314)	2,456,124
Investments (affiliated)	—	—	—	—	—
Futures contracts	85,860,398	—	—	(14,763,739)	5,390,426
Forward contracts	(215,336)	—	1,704,474	(3,112,711)	—
Swap contracts	(32,370,470)			172,903	—
Written option contracts	259,208	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(72,197)	—	18,487	(196,630)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	105,587,969	(1,379,023)	631,232	(21,888,491)	7,846,550

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(9,774,056)	8,335,994	16,252,017	14,895,719	65,152,300
Investments (affiliated)	—	—	—	—	—
Futures contracts	1,750,773	—	—	(183,950)	1,263,329
Forward contracts	44,694	—	(342,272)	(920,435)	—
Swap contracts	321,076	—	—	—	—
Written option contracts	84,039	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(8,398)	—	28,073	40,306	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(7,581,872)	8,335,994	15,937,818	13,831,640	66,415,629

Net realized and unrealized gain (loss) on investments and foreign currencies	98,006,097	6,956,971	16,569,050	(8,056,851)	74,262,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,893,185	$21,613,828	$21,509,120	$(4,991,992)	$75,667,764

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$618,726	$110,515	$3,553

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

568

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2021

	SA T. Rowe Price Asset Allocation Growth	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,935,421	$16,219,454	$—	$—	$—	$273,958
Dividends (affiliated)	—	—	147,407,746	76,574,578	5,839,259	—
Interest (unaffiliated)	1,211,409	14,386,011	32,457,796	15,019,592	187,923	807
Interest (affiliated)	—	—	—	—	—	—

Total investment income*	5,146,830	30,605,465	179,865,542	91,594,170	6,027,182	274,765

EXPENSES:
Investment advisory and management fees	2,172,011	12,154,489	23,818,116	12,869,022	820,309	1,180,527
Services fees:
Class 2	—	—	—	—	—	5,395
Class 3	774,821	3,984,610	28,459,589	14,773,262	1,025,053	122,701
Transfer agent fees	923	611	923	791	588	2,619
Custodian and accounting fees	94,042	350,650	198,179	89,857	77,434	20,296
Reports to shareholders	27,628	130,341	829,604	445,052	31,411	14,603
Audit and tax fees	72,050	76,458	38,229	38,229	45,845	42,786
Legal fees	17,054	30,597	75,716	41,524	14,785	6,917
Trustees’ fees and expenses	7,305	30,743	195,745	99,201	9,740	2,108
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	—	2,396	—	282
License fee	—	—	—	—	41,015	—
Other expenses	39,078	40,327	66,211	44,773	23,813	28,215

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,204,912	16,798,826	53,682,312	28,404,107	2,089,993	1,426,449
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	83,370	—	(581,703)	(116,422)	40,613	—
Fees paid indirectly (Note 5)	—	—	—	—	—	(6,266)

Net expenses	3,288,282	16,798,826	53,100,609	28,287,685	2,130,606	1,420,183

Net investment income (loss)	1,858,548	13,806,639	126,764,933	63,306,485	3,896,576	(1,145,418)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	5,245,419	69,069,021	397,386,422	217,881,370	15,403,429	15,771,131
Investments (affiliated)	—	—	134,345,379	61,720,594	4,465,289	—
Futures contracts	99,269	(45,931,326)	(433,412,579)	(344,512,399)	(25,092,045)	—
Forward contracts	—	4	—	—	—	—
Swap contracts		(261,875)	—	—	—	—
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(10,254)	(277,815)	—	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	401,866,184	250,910,465	3,460,500	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions and/or trading errors (Note 4)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	5,334,434	22,598,009	500,185,406	186,000,030	(1,762,827)	15,771,131

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	48,710,474	105,176,992	(59,536,235)	(42,476,995)	(2,930,573)	63,015,391
Investments (affiliated)	—	—	748,051,615	341,770,344	35,325,077	—
Futures contracts	(16,289)	(1,818,688)	(11,987,924)	14,806,510	(599,086)	—
Forward contracts	—	(47)	—	—	—	—
Swap contracts	—	(3,636)	—	—	—	—
Written option contracts	—	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	4,194	56,638	—	51	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(58,905)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	48,698,379	103,352,354	676,527,456	314,099,910	31,795,418	63,015,391

Net realized and unrealized gain (loss) on investments and foreign currencies	54,032,813	125,950,363	1,176,712,862	500,099,940	30,032,591	78,786,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,891,361	$139,757,002	$1,303,477,795	$563,406,425	$33,929,167	$77,641,104

* Net of foreign withholding taxes on interest and dividends of	$148,146	$854,081	$—	$—	$—	$2,285

** Net of foreign withholding taxes on capital gains of	$—	$4,276	$—	$—	$—	$—

See Notes to Financial Statements

569

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Muti-Factor 70/30†
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the period October 13, 2020@ through January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,982,148)	$(1,685,877)	$3,093,633	$2,866,138	$41,451
Net realized gain (loss) on investments and foreign currencies	166,535,320	175,799,487	770,443	13,215,134	54,001
Net unrealized gain (loss) on investments and foreign currencies	315,070,215	175,711,651	80,539,618	(723,406)	640,645

Net increase (decrease) in net assets resulting from operations	478,623,387	349,825,261	84,403,694	15,357,866	736,097

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(109,722,458)	(67,020,072)	(3,367,550)	(1,237,150)	(565)
Distributable earnings — Class 2	(7,866,258)	(4,806,869)	(254,570)	(158,439)	—
Distributable earnings — Class 3	(45,564,964)	(26,865,019)	(11,510,906)	(6,326,945)	(77,833)
Return of Capital — Class 1	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—

Total distributions to shareholders	(163,153,680)	(98,691,960)	(15,133,026)	(7,722,534)	(78,398)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(61,503,791)	(170,895,778)	(2,201,072)	(49,080,693)	19,163,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	253,965,916	80,237,523	67,069,596	(41,445,361)	19,821,369

NET ASSETS:
Beginning of period	1,623,013,972	1,542,776,449	483,939,165	525,384,526	—

End of period	$1,876,979,888	$1,623,013,972	$551,008,761	$483,939,165	$19,821,369

@	Commencement of operations
†	See Note 1

See Notes to Financial Statements

570

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA Columbia Technology		SA DFA Ultra Short Bond
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,113,528	$6,904,148	$(363,055)	$465,667	$68,148	$6,710,971
Net realized gain (loss) on investments and foreign currencies	27,216,151	48,875,961	19,306,104	10,789,941	52,381	593,765
Net unrealized gain (loss) on investments and foreign currencies	47,385	30,375,608	30,936,236	14,753,269	(154,728)	385,467

Net increase (decrease) in net assets resulting from operations	30,377,064	86,155,717	49,879,285	26,008,877	(34,199)	7,690,203

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,156)	(6,378)	(1,589,915)	(1,476,801)	(2,351,532)	(3,253,533)
Distributable earnings — Class 2	—	—	(514,998)	(507,343)	(230,583)	(267,428)
Distributable earnings — Class 3	(18,264,090)	(36,206,638)	(9,063,952)	(6,593,085)	(3,496,541)	(3,434,508)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(18,267,246)	(36,213,016)	(11,168,865)	(8,577,229)	(6,078,656)	(6,955,469)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(12,978,554)	33,419,437	20,321,055	6,805,284	21,181,009	(34,474,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(868,736)	83,362,138	59,031,475	24,236,932	15,068,154	(33,739,464)

NET ASSETS:
Beginning of period	822,186,241	738,824,103	93,092,914	68,855,982	375,228,965	408,968,429

End of period	$821,317,505	$822,186,241	$152,124,389	$93,092,914	$390,297,119	$375,228,965

See Notes to Financial Statements

571

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Dogs of Wall Street		SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond†
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,587,251	$8,421,971	$1,274,783	$2,007,958	$46,488,200	$54,198,429
Net realized gain (loss) on investments and foreign currencies	27,251,373	48,493,667	1,657,730	(912,143)	9,083,107	19,765,518
Net unrealized gain (loss) on investments and foreign currencies	14,040,025	(13,505,489)	23,954,977	83,729	20,678,287	107,191,530

Net increase (decrease) in net assets resulting from operations	50,878,649	43,410,149	26,887,490	1,179,544	76,249,594	181,155,477

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(29,256,059)	(16,355,728)	(2,087,549)	—	(25,966,438)	(25,558,277)
Distributable earnings — Class 2	(761,326)	(519,983)	—	—	(877,589)	(903,899)
Distributable earnings — Class 3	(27,317,410)	(14,452,063)	(98,120)	—	(44,559,484)	(40,427,963)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(57,334,795)	(31,327,774)	(2,185,669)	—	(71,403,511)	(66,890,139)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	63,849,284	183,991	10,972,850	181,755	71,564,987	(200,150,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,393,138	12,266,366	35,674,671	1,361,299	76,411,070	(85,885,562)

NET ASSETS:
Beginning of period	359,521,678	347,255,312	88,889,974	87,528,675	1,357,512,719	1,443,398,281

End of period	$416,914,816	$359,521,678	$124,564,645	$88,889,974	$1,433,923,789	$1,357,512,719

†	See Note 1

See Notes to Financial Statements

572

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index
	For the year ended January 31, 2021	For the period May 1, 2019@ through January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,113,361	$1,174,736	$4,166,310	$4,585,705	$11,812,245	$11,610,594
Net realized gain (loss) on investments and foreign currencies	28,864,415	6,861,615	(5,266,781)	12,874,421	6,646,931	2,752,932
Net unrealized gain (loss) on investments and foreign currencies	40,737,544	27,470,865	(2,312,628)	20,386,773	8,585,867	33,385,247

Net increase (decrease) in net assets resulting from operations	70,715,320	35,507,216	(3,413,099)	37,846,899	27,045,043	47,748,773

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,338,619)	(1,547,246)	(6,302,527)	(2,310,142)	(13,163,683)	(972,918)
Distributable earnings — Class 2	—	—	(248,459)	(113,892)	—	—
Distributable earnings — Class 3	(98,957)	(4,842)	(10,086,356)	(3,906,182)	(1,351,847)	(38,526)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(11,437,576)	(1,552,088)	(16,637,342)	(6,330,216)	(14,515,530)	(1,011,444)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(23,597,863)	281,317,664	26,251,619	(28,548,239)	33,001,574	67,248,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,679,881	315,272,792	6,201,178	2,968,444	45,531,087	113,985,496

NET ASSETS:
Beginning of period	315,272,792	—	273,605,029	270,636,585	537,197,701	423,212,205

End of period	$350,952,673	$315,272,792	$279,806,207	$273,605,029	$582,728,788	$537,197,701

@	Commencement of operations

See Notes to Financial Statements

573

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Intermediate Index		SA Franklin Small Company Value		SA Franklin U.S. Equity Smart Beta
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the period October 7, 2019@ through January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,700,485	$6,580,901	$3,625,504	$3,465,678	$2,215,226	$611,492
Net realized gain (loss) on investments and foreign currencies	1,078,930	628,082	19,866,299	16,475,630	(1,162,234)	1,211,007
Net unrealized gain (loss) on investments and foreign currencies	7,946,396	14,065,281	21,895,788	12,056,185	14,645,289	3,641,087

Net increase (decrease) in net assets resulting from operations	15,725,811	21,274,264	45,387,591	31,997,493	15,698,281	5,463,586

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,517,607)	(554,935)	(8,613,467)	(21,006,746)	(3,424,756)	(490,227)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(614,808)	(26,387)	(11,837,824)	(28,883,119)	(39,740)	(788)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(7,132,415)	(581,322)	(20,451,291)	(49,889,865)	(3,464,496)	(491,015)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	16,453,159	69,862,912	7,776,901	8,990,419	8,083,442	125,045,536

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,046,555	90,555,854	32,713,201	(8,901,953)	20,317,227	130,018,107

NET ASSETS:
Beginning of period	376,656,281	286,100,427	318,681,422	327,583,375	130,018,107	—

End of period	$401,702,836	$376,656,281	$351,394,623	$318,681,422	$150,335,334	$130,018,107

@	Commencement of operations

See	Notes to Financial Statements

574

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 60/40		SA Global Index Allocation 75/25		SA Global Index Allocation 90/10
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$909,342	$(84,891)	$725,556	$(101,002)	$2,505,873	$(397,188)
Net realized gain (loss) on investments and foreign currencies	872,345	131,014	846,127	(25,777)	1,712,837	(297,229)
Net unrealized gain (loss) on investments and foreign currencies	5,298,048	3,035,055	5,242,166	3,610,742	21,791,163	14,037,571

Net increase (decrease) in net assets resulting from operations	7,079,735	3,081,178	6,813,849	3,483,963	26,009,873	13,343,154

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,212)	(293)	(5,137)	(609)	—	(5,564)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(1,569,952)	(95,438)	(1,171,934)	(143,076)	—	(874,607)
Return of Capital — Class 1	—	—	—	—	—	(2,372)
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	(372,835)

Total distributions to shareholders	(1,576,164)	(95,731)	(1,177,071)	(143,685)	—	(1,255,378)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	21,467,820	22,204,252	13,492,764	15,960,343	32,040,941	67,339,041

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,971,391	25,189,699	19,129,542	19,300,621	58,050,814	79,426,817

NET ASSETS:
Beginning of period	41,533,418	16,343,719	40,494,396	21,193,775	153,267,586	73,840,769

End of period	$68,504,809	$41,533,418	$59,623,938	$40,494,396	$211,318,400	$153,267,586

See Notes to Financial Statements

575

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,433,675	$3,643,203	$59,330	$261,787	$2,329,379	$(353,491)
Net realized gain (loss) on investments and foreign currencies	14,806,446	6,338,215	1,981,166	1,298,639	4,119,368	1,106,414
Net unrealized gain (loss) on investments and foreign currencies	10,774,304	15,994,714	2,206,947	1,163,991	14,972,672	13,439,347

Net increase (decrease) in net assets resulting from operations	28,014,425	25,976,132	4,247,443	2,724,417	21,421,419	14,192,270

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(555,775)	—	(1,790)	(2,878)	(16,058)	(1,177)
Distributable earnings — Class 2	(21,858)	—	—	—	—	—
Distributable earnings — Class 3	(1,101,258)	—	(483,077)	(715,744)	(5,279,953)	(952,347)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,678,891)	—	(484,867)	(718,622)	(5,296,011)	(953,524)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(24,640,830)	(23,623,097)	4,342,880	9,640,005	33,247,474	48,061,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,694,704	2,353,035	8,105,456	11,645,800	49,372,882	61,300,535

NET ASSETS:
Beginning of period	396,059,707	393,706,672	33,739,156	22,093,356	143,425,394	82,124,859

End of period	$397,754,411	$396,059,707	$41,844,612	$33,739,156	$192,798,276	$143,425,394

See Notes to Financial Statements

576

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 80/20		SA Index Allocation 90/10		SA International Index
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,095,586	$(711,342)	$10,527,303	$(1,801,005)	$9,785,214	$11,242,154
Net realized gain (loss) on investments and foreign currencies	7,572,568	1,587,375	17,962,169	3,787,821	1,491,691	5,838,083
Net unrealized gain (loss) on investments and foreign currencies	35,030,079	29,132,977	95,008,063	81,362,990	53,947,195	29,078,231

Net increase (decrease) in net assets resulting from operations	46,698,233	30,009,010	123,497,535	83,349,806	65,224,100	46,158,468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,833)	(14,144)	(20,640)	(24,753)	(12,182,156)	(492,572)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(1,740,454)	(2,072,829)	(4,132,220)	(6,169,503)	(196,287)	(2,980)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,752,287)	(2,086,973)	(4,152,860)	(6,194,256)	(12,378,443)	(495,552)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	43,051,301	72,669,040	102,856,314	168,930,845	61,335,001	75,932,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,997,247	100,591,077	222,200,989	246,086,395	114,180,658	121,595,565

NET ASSETS:
Beginning of period	268,356,894	167,765,817	705,412,827	459,326,432	527,800,147	406,204,582

End of period	$356,354,141	$268,356,894	$927,613,816	$705,412,827	$641,980,805	$527,800,147

See Notes to Financial Statements

577

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco Growth Opportunities		SA Invesco Main Street Large Cap†		SA Invesco VCP Equity-Income
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,110,072)	$(1,478,330)	$3,479,603	$4,028,401	$16,988,448	$20,105,684
Net realized gain (loss) on investments and foreign currencies	45,016,878	41,641,960	22,733,500	30,020,166	(151,076,882)	42,838,480
Net unrealized gain (loss) on investments and foreign currencies	110,007,245	2,259,402	33,304,334	47,924,844	148,859,710	51,326,153

Net increase (decrease) in net assets resulting from operations	152,914,051	42,423,032	59,517,437	81,973,411	14,771,276	114,270,317

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(20,111,214)	(19,857,943)	(25,674,322)	(38,696,633)	(6,085)	(8,502)
Distributable earnings — Class 2	(441,490)	(405,525)	(269,507)	(409,479)	—	—
Distributable earnings — Class 3	(19,148,196)	(20,377,538)	(7,843,100)	(11,708,807)	(27,161,403)	(34,630,474)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(39,700,900)	(40,641,006)	(33,786,929)	(50,814,919)	(27,167,488)	(34,638,976)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(30,716,260)	(6,966,498)	2,718,112	(6,397,366)	4,648,667	(19,349,762)

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,496,891	(5,184,472)	28,448,620	24,761,126	(7,747,545)	60,281,579

NET ASSETS:
Beginning of period	299,534,980	304,719,452	429,026,833	404,265,707	1,544,521,645	1,484,240,066

End of period	$382,031,871	$299,534,980	$457,475,453	$429,026,833	$1,536,774,100	$1,544,521,645

†	See Note 1

See Notes to Financial Statements

578

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(953,423)	$229,810	$3,164,395	$5,102,015	$2,526,384	$4,409,532
Net realized gain (loss) on investments and foreign currencies	55,916,813	34,100,032	19,464,044	7,083,552	21,420,781	5,560,392
Net unrealized gain (loss) on investments and foreign currencies	83,944,366	65,994,762	15,697,870	17,947,539	35,294,838	(2,430,050)

Net increase (decrease) in net assets resulting from operations	138,907,756	100,324,604	38,326,309	30,133,106	59,242,003	7,539,874

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(22,781,378)	(13,815,216)	(3,247,981)	(5,306,629)	(1,695,764)	(2,617,103)
Distributable earnings — Class 2	(719,117)	(469,520)	(500,995)	(748,300)	(50,731)	(86,699)
Distributable earnings — Class 3	(10,661,841)	(6,890,498)	(9,438,571)	(14,331,970)	(2,128,937)	(3,570,278)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(34,162,336)	(21,175,234)	(13,187,547)	(20,386,899)	(3,875,432)	(6,274,080)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(10,945,895)	(23,178,953)	3,115,271	15,015,357	(12,708,090)	(42,538,571)

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,799,525	55,970,417	28,254,033	24,761,564	42,658,481	(41,272,777)

NET ASSETS:
Beginning of period	428,066,520	372,096,103	284,738,733	259,977,169	213,974,356	255,247,133

End of period	$521,866,045	$428,066,520	$312,992,766	$284,738,733	$256,632,837	$213,974,356

See Notes to Financial Statements

579

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 21,937,717	$21,874,062	$6,748,630	$5,305,810	$40,059,887	$48,744,159
Net realized gain (loss) on investments and foreign currencies	39,183,821	78,641,988	(4,407,370)	9,396,718	46,624,935	12,554,558
Net unrealized gain (loss) on investments and foreign currencies	(13,382,686)	74,863,206	34,495,348	17,466,676	5,577,224	119,612,926

Net increase (decrease) in net assets resulting from operations	47,738,852	175,379,256	36,836,608	32,169,204	92,262,046	180,911,643

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(76,509,405)	(78,097,917)	(12,778,216)	(33,866,336)	(27,370,922)	(30,215,385)
Distributable earnings — Class 2	(820,366)	(914,302)	(120,554)	(347,607)	(201,953)	(209,929)
Distributable earnings — Class 3	(22,415,802)	(21,545,123)	(1,454,188)	(3,561,459)	(22,171,936)	(24,190,238)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(99,745,573)	(100,557,342)	(14,352,958)	(37,775,402)	(49,744,811)	(54,615,552)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	85,352,826	(39,221,640)	(16,807,913)	(88,813,775)	(22,748,119)	122,932,513

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,346,105	35,600,274	5,675,737	(94,419,973)	19,769,116	249,228,604

NET ASSETS:
Beginning of period	1,069,478,563	1,033,878,289	370,169,830	464,589,803	2,028,445,557	1,779,216,953

End of period	$1,102,824,668	$1,069,478,563	$375,845,567	$370,169,830	$2,048,214,673	$2,028,445,557

See Notes to Financial Statements

580

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,998,275)	$(1,322,438)	$2,057,956	$3,036,482	$42,961,516	$37,666,033
Net realized gain (loss) on investments and foreign currencies	92,392,873	58,039,654	18,403,871	16,671,174	55,120,348	40,124,836
Net unrealized gain (loss) on investments and foreign currencies	74,481,975	41,493,779	55,732,612	37,381,857	355,943,796	366,901,971

Net increase (decrease) in net assets resulting from operations	164,876,573	98,210,995	76,194,439	57,089,513	454,025,660	444,692,840

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(28,789,196)	(18,736,095)	(9,496,766)	(174,243)	(79,105,862)	(6,980,937)
Distributable earnings — Class 2	(2,099,882)	(1,263,077)	—	—	—	—
Distributable earnings — Class 3	(24,824,452)	(14,096,826)	(435,355)	(2,148)	(860,574)	(50,211)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(55,713,530)	(34,095,998)	(9,932,121)	(176,391)	(79,966,436)	(7,031,148)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(10,842,480)	(15,440,216)	(32,243,938)	(25,715,670)	37,863,995	16,552,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,320,563	48,674,781	34,018,380	31,197,452	411,923,219	454,213,765

NET ASSETS:
Beginning of period	419,786,929	371,112,148	278,425,454	247,228,002	2,534,177,311	2,079,963,546

End of period	$518,107,492	$419,786,929	$312,443,834	$278,425,454	$2,946,100,530	$2,534,177,311

See Notes to Financial Statements

581

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA Legg Mason BW Large Cap Value		SA Legg Mason Tactical Opportunities
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,656,874	$5,508,491	$26,825,609	$26,838,684	$672,260	$716,632
Net realized gain (loss) on investments and foreign currencies	4,112,354	25,527,965	5,993,110	81,805,043	773,730	213,899
Net unrealized gain (loss) on investments and foreign currencies	1,628,839	9,809,476	23,388,635	53,718,392	3,953,511	3,943,791

Net increase (decrease) in net assets resulting from operations	13,398,067	40,845,932	56,207,354	162,362,119	5,399,501	4,874,322

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(29,481,760)	(270,335)	(69,740,861)	(90,459,667)	(2,621)	(2,529)
Distributable earnings — Class 2	—	—	(3,038,519)	(4,578,320)	—	—
Distributable earnings — Class 3	(1,125,506)	(3,753)	(35,262,921)	(49,964,867)	(1,003,870)	(816,881)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(30,607,266)	(274,088)	(108,042,301)	(145,002,854)	(1,006,491)	(819,410)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	40,821,331	(2,217,686)	99,632,055	(1,150,984)	10,683,456	17,379,365

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,612,132	38,354,158	47,797,108	16,208,281	15,076,466	21,434,277

NET ASSETS:
Beginning of period	274,734,231	236,380,073	1,373,209,974	1,357,001,693	55,877,875	34,443,598

End of period	$298,346,363	$274,734,231	$1,421,007,082	$1,373,209,974	$70,954,341	$55,877,875

See Notes to Financial Statements

582

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust		SA MFS Total Return
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,380,766	$3,812,796	$6,552,017	$6,845,783	$7,583,229	$9,076,274
Net realized gain (loss) on investments and foreign currencies	82,198,170	60,370,812	44,962,207	87,280,198	30,359,604	16,471,043
Net unrealized gain (loss) on investments and foreign currencies	89,268,712	80,183,119	85,648,294	100,708,175	4,898,259	37,864,799

Net increase (decrease) in net assets resulting from operations	172,847,648	144,366,727	137,162,518	194,834,156	42,841,092	63,412,116

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(50,285,822)	(62,488,130)	(60,632,562)	(78,047,340)	(7,541,285)	(8,680,562)
Distributable earnings — Class 2	(306,704)	(338,001)	(673,733)	(964,893)	(1,031,559)	(1,176,534)
Distributable earnings — Class 3	(13,033,145)	(14,141,723)	(32,012,188)	(43,121,724)	(15,531,860)	(16,502,481)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(63,625,671)	(76,967,854)	(93,318,483)	(122,133,957)	(24,104,704)	(26,359,577)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(91,896,204)	(33,196,134)	12,470,483	(51,677,859)	(2,252,953)	(12,088,868)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,325,773	34,202,739	56,314,518	21,022,340	16,483,435	24,963,671

NET ASSETS:
Beginning of period	716,146,594	681,943,855	1,008,852,656	987,830,316	509,040,600	484,076,929

End of period	$733,472,367	$716,146,594	$1,065,167,174	$1,008,852,656	$525,524,035	$509,040,600

See Notes to Financial Statements

583

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Mid Cap Index		SA Morgan Stanley International Equities		SA PIMCO RAE International Value†
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,107,747	$3,156,512	$5,820,978	$8,418,808	$13,495,825	$17,497,747
Net realized gain (loss) on investments and foreign currencies	19,314,933	3,714,804	(2,917,736)	5,888,721	10,582,468	(1,753,058)
Net unrealized gain (loss) on investments and foreign currencies	40,679,529	19,720,912	45,370,065	37,840,652	(17,573,022)	(11,485,357)

Net increase (decrease) in net assets resulting from operations	63,102,209	26,592,228	48,273,307	52,148,181	6,505,271	4,259,332

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,166,563)	(490,126)	(10,772,414)	(19,918,185)	(7,182,585)	(328,230)
Distributable earnings — Class 2	—	—	(269,108)	(554,315)	(213,449)	(9,108)
Distributable earnings — Class 3	(356,976)	(14,627)	(4,061,161)	(8,015,083)	(9,809,635)	(368,540)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(6,523,539)	(504,753)	(15,102,683)	(28,487,583)	(17,205,669)	(705,878)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	25,080,454	23,373,475	(10,261,063)	(26,410,371)	21,012,596	(57,014,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,659,124	49,460,950	22,909,561	(2,749,773)	10,312,198	(53,461,202)

NET ASSETS:
Beginning of period	294,192,572	244,731,622	455,281,760	458,031,533	719,917,966	773,379,168

End of period	$375,851,696	$294,192,572	$478,191,321	$455,281,760	$730,230,164	$719,917,966

†	See Note 1

See Notes to Financial Statements

584

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO VCP Tactical Return Balanced		SA PineBridge High-Yield Bond		SA Putnam International Growth and Income
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,112,912)	$16,318,706	$14,656,857	$18,020,325	$4,940,070	$6,506,903
Net realized gain (loss) on investments and foreign currencies	105,587,969	128,465,766	(1,379,023)	(985,928)	631,232	(84,652)
Net unrealized gain (loss) on investments and foreign currencies	(7,581,872)	18,516,443	8,335,994	13,589,042	15,937,818	16,663,748

Net increase (decrease) in net assets resulting from operations	96,893,185	163,300,915	21,613,828	30,623,439	21,509,120	23,085,999

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,665)	(697)	(8,608,552)	(10,161,756)	(3,645,863)	(9,515,197)
Distributable earnings — Class 2	—	—	(405,270)	(566,053)	(93,061)	(302,860)
Distributable earnings — Class 3	(78,636,452)	(7,204,932)	(8,130,080)	(11,040,438)	(2,265,172)	(6,945,209)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(78,645,117)	(7,205,629)	(17,143,902)	(21,768,247)	(6,004,096)	(16,763,266)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(37,714,067)	(77,178,139)	2,472,489	(52,880,186)	12,944,748	(5,616,826)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,465,999)	78,917,147	6,942,415	(44,024,994)	28,449,772	705,907

NET ASSETS:
Beginning of period	1,317,716,396	1,238,799,249	289,621,822	333,646,816	247,324,267	246,618,360

End of period	$1,298,250,397	$1,317,716,396	$296,564,237	$289,621,822	$275,774,039	$247,324,267

See Notes to Financial Statements

585

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Schroders VCP Global Allocation		SA Small Cap Index		SA T. Rowe Price Asset Allocation Growth
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,064,859	$10,388,786	1,405,585	$1,703,462	$1,858,548	$1,864,955
Net realized gain (loss) on investments and foreign currencies	(21,888,491)	39,587,096	7,846,550	9,813,093	5,334,434	2,877,623
Net unrealized gain (loss) on investments and foreign currencies	13,831,640	23,908,469	66,415,629	5,521,282	48,698,379	21,070,208

Net increase (decrease) in net assets resulting from operations	(4,991,992)	73,884,351	75,667,764	17,037,837	55,891,361	25,812,786

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(3,202)	(10,465)	(10,710,133)	—	(6,445)	(5,107)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(10,111,114)	(21,431,499)	(701,876)	—	(4,266,959)	(3,340,843)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(10,114,316)	(21,441,964)	(11,412,009)	—	(4,273,404)	(3,345,950)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(16,720,138)	4,461,042	22,072,330	(16,882,400)	108,329,474	101,071,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,826,446)	56,903,429	86,328,085	155,437	159,947,431	123,538,779

NET ASSETS:
Beginning of period	635,504,706	578,601,277	228,399,039	228,243,602	243,191,622	119,652,843

End of period	$603,678,260	$635,504,706	314,727,124	$228,399,039	$403,139,053	$243,191,622

See Notes to Financial Statements

586

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation		SA VCP Dynamic Strategy
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,806,639	$21,279,095	$126,764,933	$121,913,914	$63,306,485	$58,842,051
Net realized gain (loss) on investments and foreign currencies	22,598,009	87,472,759	500,185,406	680,265,829	186,000,030	275,645,623
Net unrealized gain (loss) on investments and foreign currencies	103,352,354	96,884,836	676,527,456	777,911,269	314,099,910	428,926,224

Net increase (decrease) in net assets resulting from operations	139,757,002	205,636,690	1,303,477,795	1,580,091,012	563,406,425	763,413,898

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,180)	(9,625)	(14,992)	(8,165)	(10,749)	(6,913)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(38,309,398)	(70,022,901)	(743,954,777)	(441,941,852)	(316,550,137)	(196,814,965)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(38,311,578)	(70,032,526)	(743,969,769)	(441,950,017)	(316,560,886)	(196,821,878)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(56,511,833)	101,037,426	(505,882,234)	(794,253,346)	(320,072,368)	(444,428,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,933,591	236,641,590	53,625,792	343,887,649	(73,226,829)	122,163,837

NET ASSETS:
Beginning of period	1,619,412,332	1,382,770,742	11,697,891,154	11,354,003,505	6,121,647,577	5,999,483,740

End of period	$1,664,345,923	$1,619,412,332	$11,751,516,946	$11,697,891,154	$6,048,420,748	$6,121,647,577

See Notes to Financial Statements

587

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Index Allocation		SA WellsCap Aggressive Growth
	For the year ended January 31, 2021	For the year ended January 31, 2020	For the year ended January 31, 2021	For the year ended January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,896,576	$(246,270)	$(1,145,418)	$(816,612)
Net realized gain (loss) on investments and foreign currencies	(1,762,827)	9,958,205	15,771,131	12,442,205
Net unrealized gain (loss) on investments and foreign currencies	31,795,418	32,552,566	63,015,391	18,791,108

Net increase (decrease) in net assets resulting from operations	33,929,167	42,264,501	77,641,104	30,416,701

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(4,829)	(988)	(7,622,812)	(5,554,829)
Distributable earnings — Class 2	—	—	(254,368)	(199,049)
Distributable earnings — Class 3	(11,201,753)	(2,398,542)	(3,662,765)	(2,130,159)
Return of Capital — Class 1	—	—	—	—
Return of Capital — Class 2	—	—	—	—
Return of Capital — Class 3	—	—	—	—

Total distributions to shareholders	(11,206,582)	(2,399,530)	(11,539,945)	(7,884,037)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	30,886,126	120,268,645	11,290,131	1,024,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,608,711	160,133,616	77,391,290	23,556,691

NET ASSETS:
Beginning of period	386,504,928	226,371,312	138,046,705	114,490,014

End of period	$440,113,639	$386,504,928	$215,437,995	$138,046,705

See Notes to Financial Statements

588

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2021

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-six of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are wholly-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective October 13, 2020, the SA BlackRock Multi-Factor 70/30 Portfolio commenced operations.

Effective April 29, 2020, the name of the SA Federated Corporate Bond Portfolio was changed to SA Federated Hermes Corporate Bond Portfolio.

Effective October 1, 2020, the name of the SA Oppenheimer Main Street Large Cap Portfolio was changed to SA Invesco Main Street Large Cap Portfolio.

Effective January 25, 2021, the name of the SA Templeton Foreign Value Portfolio was changed to SA PIMCO RAE International Value Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

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The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin U.S. Equity Smart Beta Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in

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equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

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The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in

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Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios

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may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns. The SA JPMorgan MFS Core Bond Portfolio used forward contracts to generate incremental income.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is

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of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is

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the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond, SA JPMorgan MFS Core Bond, SA Schroders VCP Global Allocation, and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default

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or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be

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made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of January 31, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2021. For a detailed presentation of derivatives held as of January 31, 2021, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$154,437	$—	$—	$—	$215,604	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	367,031	—	—	—
SA Goldman Sachs Global Bond	11,169	860,785	229,103	—	75,883	635,268	279,664	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	17,719	—	—	—
SA JPMorgan Diversified Balanced	43,635	—	—	—	36,117	—	—	—
SA JPMorgan MFS Core Bond	161,265	—	—	—	292,281	—	—	—
SA Legg Mason Tactical Opportunities	5,906	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	308,876	58,693	—	—	101,989	60,624	60,798	—
SA Schroders VCP Global Allocation	190,300	—	—	—	99,156	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,750	—	—	—	5,609	—	—	—
SA T. Rowe Price VCP Balanced	20,625	—	—	—	207,868	—	—	—
SA VCP Index Allocation	1,594	—	—	—	120,641	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	168,658	—	7,709,350	—	4,542,885	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	349,675	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	14,200	—	—	—
SA International Index	—	—	—	—	549,840	—	—	—
SA Invesco VCP Equity-Income	13,346,917	—	3,189,195	—	526,110	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—	794,595	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	—	—	—	—	14,820	—	—	—
SA Large Cap Index	—	—	—	—	1,493,115	—	—	—
SA Large Cap Value Index	—	—	—	—	22,230	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	70,395	—	—	—
SA Mid Cap Index	—	—	—	—	502,900	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	12,253,600	—	10,819,278	—	—	—
SA Schroders VCP Global Allocation	141,987	—	3,159,100	—	4,946,179	—	—	—
SA Small Cap Index	—	—	—	—	308,100	—	—	—
SA T. Rowe Price VCP Balanced	—	—	16,465,260	—	2,075,910	—	—	—
SA VCP Dynamic Allocation	13,616,807	—	152,794,908	—	—	—	—	—
SA VCP Dynamic Strategy	20,887,403	—	77,445,053	—	—	—	—	—
SA VCP Index Allocation	3,900	—	146,740	—	477,945	—	—	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	198,946	—	—	—	159,303	—	—
SA Goldman Sachs Multi-Asset Insights	—	10,223	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	303,660	—	—
SA Schroders VCP Global Allocation .	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	3,636	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	295,376	—	—	—	195,536
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	725,521	—	—	—	746,007
SA Invesco VCP Equity-Income	—	—	—	56,115	—	—	—	208,709
SA JPMorgan Diversified Balanced	—	—	—	2,462	—	—	—	29,327
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	82,331	—	—	—	93,909
SA Putnam International Growth and Income	—	—	—	372,899	—	—	—	657,397
SA Schroders VCP Global Allocation	—	—	—	493,827	—	—	—	1,187,514
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts

599

(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s
Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
SA BlackRock VCP Global Multi Asset	$367,593	SA Large Cap Value Index	$5,405
SA Emerging Markets Equity Index	627,442	SA Legg Mason Tactical Opportunities	65,233
SA Federated Hermes Corporate Bond	(2,903,244)	SA Mid Cap Index	197,812
SA Goldman Sachs Global Bond	8,220	SA PIMCO VCP Tactical Balanced	11,071,506
SA Goldman Sachs Multi-Asset Insights	(45,132)	SA Schroders VCP Global Index Allocation	1,343,259
SA International Index	(96,651)	SA Small Cap Index	1,058,522
SA Invesco VCP Equity-Income	11,220,241	SA T. Rowe Price Asset Allocation Growth	1,150
SA JPMorgan Diversified Balanced	1,820,444	SA T. Rowe Price VCP Balanced	(1,344,501)
SA JPMorgan Emerging Markets	—	SA VCP Dynamic Allocation	13,325,466
SA JPMorgan MFS Core Bond	(835,747)	SA VCP Dynamic Strategy	15,352,414
SA Large Cap Growth Index	3,603	SA VCP Index Allocation	(590,835)
SA Large Cap Index	409,475

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(4,861,071)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	6,371,407	—	—	—	—
SA Goldman Sachs Global Bond	4,599,053	(541,713)	433,323	240,834	—
SA Goldman Sachs Multi-Asset Insights	676,082	—	—	—	—
SA JPMorgan Diversified Balanced	(1,082,486)	—	—	2,750	—
SA JPMorgan MFS Core Bond	1,809,024	—	—	—	—
SA Legg Mason Tactical Opportunities	(91,685)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(13,136,099)	(4,877,971)	259,208	—	—
SA Schroders VCP Global Allocation	1,608,825	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	99,269	—	—	—	—
SA T. Rowe Price VCP Balanced	(3,093,063)	—	—	—	—
SA VCP Index Allocation	(2,802,528)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(36,414,352)	—	—	11,283,947	—
SA Emerging Markets Equity Index	3,397,430	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	415,078	—	—	—	—
SA International Index	8,613,738	—	—	—	—
SA Invesco VCP Equity-Income	(197,485,460)	—	—	15,215,808	—
SA JPMorgan Diversified Balanced	10,669,066	—	—	—	—
SA JPMorgan Emerging Markets	16,901	—	—	—	—
SA Large Cap Growth Index	(845,162)	—	—	—	—
SA Large Cap Index	20,298,542	—	—	—	—
SA Large Cap Value Index	(1,424,023)	—	—	—	—
SA Legg Mason Tactical Opportunities	(517,321)	—	—	—	—
SA Mid Cap Index	8,178,854	—	—	—	—
SA PIMCO VCP Tactical Balanced	98,996,497	(27,142,604)	—	4,266,671	—
SA Schroders VCP Global Allocation	(16,372,564)	—	—	7,796,576	—
SA Small Cap Index	5,390,426	—	—	—	—
SA T. Rowe Price VCP Balanced	(42,838,263)	—	—	(20,124,544)	—
SA VCP Dynamic Allocation	(433,412,579)	—	—	259,866,400	—
SA VCP Dynamic Strategy	(344,512,399)	—	—	133,188,967	—
SA VCP Index Allocation	(22,289,517)	—	—	15,403,431	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	(686,952)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(17,291)	—	—	—
SA JPMorgan MFS Core Bond	—	(3,616,088)	—	—	—
SA PIMCO VCP Tactical Balanced	—	(349,895)	—	—	—
SA Schroders VCP Global Allocation	—	172,903	—	—	—
SA T. Rowe Price VCP Balanced	—	(261,875)	—	—	—

600

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$3,153,718
SA Fidelity Institutional AM® International Growth	—	—	—	—	34,113
SA Goldman Sachs Global Bond	—	—	—	—	1,652,561
SA Invesco VCP Equity-Income	—	—	—	—	(4,860,156)
SA JPMorgan Diversified Balanced	—	—	—	—	(22,676)
SA JPMorgan MFS Core Bond	—	—	—	—	(27,485)
SA PIMCO VCP Tactical Balanced	—	—	—	—	(215,336)
SA Putnam International Growth and Income	—	—	—	—	1,704,474
SA Schroders VCP Global Allocation	—	—	—	—	(3,112,711)
SA T. Rowe Price VCP Balanced	—	—	—	—	4

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	986,317	—	—	—	—
SA Federated Hermes Corporate Bond	(4,334,338)	—	—	—	—
SA Goldman Sachs Global Bond	(867,476)	318,861	115,734	14,175	—
SA Goldman Sachs Multi-Asset Insights	(238,174)	—	—	—	—
SA JPMorgan Diversified Balanced	156,652	—	—	—	—
SA JPMorgan MFS Core Bond	(1,292,601)	—	—	—	—
SA Legg Mason Tactical Opportunities	27,661	—	—	—	—
SA PIMCO VCP Tactical Balanced	4,525,885	1,958,674	84,039	—	—
SA Schroders VCP Global Allocation	(1,194,643)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(16,289)	—	—	—	—
SA T. Rowe Price VCP Balanced	(89,502)	—	—	—	—
SA VCP Index Allocation	(278,396)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	466,069	—	—	1,849,116	—
SA Emerging Markets Equity Index	1,172,635	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	55,180	—	—	—	—
SA International Index	801,097	—	—	—	—
SA Invesco VCP Equity-Income	10,615,622	—	—	3,360,496	—
SA JPMorgan Diversified Balanced	2,261,854	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—
SA Large Cap Growth Index	7,418	—	—	—	—
SA Large Cap Index	(874,574)	—	—	—	—
SA Large Cap Value Index	(186,841)	—	—	—	—
SA Legg Mason Tactical Opportunities	36,699	—	—	—	—
SA Mid Cap Index	575,419	—	—	—	—
SA PIMCO VCP Tactical Balanced	(2,775,112)	(1,965,153)	—	2,229,061	—
SA Schroders VCP Global Allocation	1,010,693	—	—	197,355	—
SA Small Cap Index	1,263,329		—	—	—
SA T. Rowe Price VCP Balanced	(1,729,186)	—	—	11,989,752	—
SA VCP Dynamic Allocation	(11,987,924)	—	—	4,627,062	—
SA VCP Dynamic Strategy	14,806,510	—	—	(6,921)	—
SA VCP Index Allocation	(320,690)	—	—	(2,930,512)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	264,957	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(18,554)	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	327,555	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	(3,636)	—	—	—

601

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations (continued)
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$221,793
SA Fidelity Institutional AM® International Growth	—	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	—	816,219
SA Invesco VCP Equity-Income	—	—	—	—	512,610
SA JPMorgan Diversified Balanced	—	—	—	—	(26,865)
SA JPMorgan MFS Core Bond	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	44,694
SA Putnam International Growth and Income	—	—	—	—	(342,272)
SA Schroders VCP Global Allocation	—	—	—	—	(920,435)
SA T. Rowe Price VCP Balanced	—	—	—	—	(47)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the period ended January 31, 2021.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$373,277,597	$88,815,338	$—	$4,228,036	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	12,759,700	—	—	—	—	—	—	—	—
SA Fidelity Institutional AM® International Growth	—	907,477	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	76,672,734	—	—	—	—	—	—	—	—
SA Fidelity Institutional AM International Growth	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	103,824,197	313,646,060	50,787	16,906	352,976,995	67,760,862	—	401,187	68,129
SA Goldman Sachs Multi-Asset Insights	11,382,580	—	—	—	—	7,426,667	—	—	—
SA International Index	40,815,089	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	602,254,072	80,918,075	—	5,788,668	—	—	—	—	—
SA JPMorgan Diversified Balanced	104,487,267	6,243,616	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	187,985	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	183,204,703	2,530,330	—	—	—	9,933,417	—	—	—
SA Large Cap Growth Index	2,651,968	—	—	—	—	—	—	—	—
SA Large Cap Index	86,861,792	—	—	—	—	—	—	—	—
SA Large Cap Value Index	2,450,290	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	4,438,349	—	—	—	—	—	—	—	—
SA Mid Cap Index	15,883,763	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	800,520,507	30,195,996	—	7,348,748	43,950,957	45,000,000	25,721,366	31,263	43,385
SA Putnam International Growth and Income	—	96,325,728	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	555,070,675	189,132,378	—	1,128,755	—	799,546	—	—	—
SA Small Cap Index	15,188,977	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	4,162,829	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	338,355,881	—	—	4,941,788	—	4,441,667	—	—	—
SA VCP Dynamic Allocation	647,543,458	—	—	124,860,126	—	—	—	—	—
SA VCP Dynamic Strategy	791,575,750	—	—	66,014,954	—	—	—	—	—
SA VCP Index Allocation	93,454,537	—	—	1,488,713	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

602

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2021. The repurchase agreements held by the Portfolios as of January 31, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$964	$—	$—	$964	$—	$—	$—	$—	$964	$—	$964
Deutsche Bank AG	229,463	—	—	229,463	71,836	—	—	71,836	157,627	—	157,627
JPMorgan Chase Bank N.A.	27,387	—	—	27,387	47	—	—	47	27,340	—	27,340
Morgan Stanley & Co. LLC	17,708	—	—	17,708	—	—	—	—	17,708	—	17,708
UBS AG	19,854	—	—	19,854	123,653	—	—	123,653	(103,799)	—	(103,799)

Total	$295,376	$—	$—	$295,376	$195,536	$—	$—	$195,536	$99,840	$—	$99,840

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$—	$—	$—	$—	$—	$926	$926	$(926)	$—	$(926)
Citibank N.A.	—	—	39,839	39,839	—	45,073	62,313	107,386	(67,547)	67,547	—
Deutsche Bank AG	—	—	—	—	—	888	—	888	(888)	—	(888)
JPMorgan Chase Bank .	—	—	156,752	156,752	—	296	172,910	173,206	(16,454)	—	(16,454)
JPMorgan Chase Bank N.A., London	—	—	23,610	23,610	—	—	—	—	23,610	—	23,610
Morgan Stanley & Co. International PLC	—	27,867	—	27,867	—	43,593	—	43,593	(15,726)	15,726	—
Morgan Stanley Co., Inc.	725,521	—	8,902	734,423	746,007	—	26,386	772,393	(37,970)	—	(37,970)
UBS AG	—	—	—	—	—	—	17,129	17,129	(17,129)	17,129	—

Total	$725,521	$27,867	$229,103	$982,491	$746,007	$89,850	$279,664	$1,115,521	$(133,030)	$100,402	$(32,628)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$14,086	$—	$—	$14,086	$—	$—	$—	$—	$14,086	$—	$14,086
State Street Bank and Trust Co.	42,029	—	—	42,029	208,709	—	—	208,709	(166,680)	—	(166,680)

Total	$56,115	$—	$—	$56,115	$208,709	$—	$—	$208,709	$(152,594)	$—	$(152,594)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

603

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$73	$—	$—	$73	$(73)	$—	$(73)
Merrill Lynch International	1,051	—	—	1,051	6,421	—	—	6,421	(5,370)	—	(5,370)
State Street Bank & Trust Co., London	1,411	—	—	1,411	22,812	—	—	22,812	(21,401)	—	(21,401)
Toronto Dominion Bank	—	—	—	—	21	—	—	21	(21)	—	(21)

Total	$2,462	$—	$—	$2,462	$29,327	$—	$—	$29,327	$(26,865)	$—	$(26,865)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America	$—	$—	$—	$—	$—	$—	$60,798	$60,798	$(60,798)	$—	$(60,798)
Barclays Bank PLC	—	—	—	—	36,997	—	—	36,997	(36,997)	—	(36,997)
Citibank N.A.	52,109	—	—	52,109	46,302	—	—	46,302	5,807	—	5,807
Goldman Sachs Bank USA	30,222	—	—	30,222	10,610	—	—	10,610	19,612	—	19,612

Total	$82,331	$—	$—	$82,331	$93,909	$—	$60,798	$154,707	$(72,376)	$—	$(72,376)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$33,683	$—	$—	$33,683	$20,104	$—	$—	$20,104	$13,579	$—	$13,579
Barclays Bank PLC	8,728	—	—	8,728	13,479	—	—	13,479	(4,751)	—	(4,751)
Citibank N.A.	54,299	—	—	54,299	15,701	—	—	15,701	38,598	—	38,598
Goldman Sachs International	4,251	—	—	4,251	30,514	—	—	30,514	(26,263)	—	(26,263)
HSBC Bank USA N.A.	11,888	—	—	11,888	68,508	—	—	68,508	(56,620)	—	(56,620)
JPMorgan Chase Bank N.A.	139,130	—	—	139,130	157,095	—	—	157,095	(17,965)	—	(17,965)
Morgan Stanley & Co. International PLC	24,659	—	—	24,659	30,262	—	—	30,262	(5,603)	—	(5,603)
NatWest Markets PLC	6,267	—	—	6,267	4,469	—	—	4,469	1,798	—	1,798
State Street Bank & Trust Co.	35,254	—	—	35,254	215,403	—	—	215,403	(180,149)	—	(180,149)
Toronto Dominion Bank	1,984	—	—	1,984	—	—	—	—	1,984	—	1,984
UBS AG	28,603	—	—	28,603	21,653	—	—	21,653	6,950	—	6,950
Westpac Banking Corp.	24,153	—	—	24,153	80,209	—	—	80,209	(56,056)	—	(56,056)

Total	$372,899	$—	$—	$372,899	$657,397	$—	$—	$657,397	$(284,498)	$—	$(284,498)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$6,109	$—	$—	$6,109	$289	$—	$—	$289	$5,820	$—	$5,820
Barclays Bank PLC	21,191	—	—	21,191	200,558	—	—	200,558	(179,367)	—	(179,367)
Citibank N.A.	50,760	—	—	50,760	42,116	—	—	42,116	8,644	—	8,644
Morgan Stanley and Co. International PLC	295,921	—	—	295,921	580,780	—	—	580,780	(284,859)	284,859	—
UBS AG	119,846	—	—	119,846	363,771	—	—	363,771	(243,925)	—	(243,925)

Total	$493,827	$—	$—	$493,827	$1,187,514	$—	$—	$1,187,514	$(693,687)	$284,859	$(408,828)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$82,111,883	$82,111,883	$—	$—	$—	$—	$82,111,883	$(71,038,863)	$11,073,020
Goldman Sachs International	—	—	31,869,842	31,869,842	—	—	—	—	31,869,842	(27,270,000)	4,599,842
UBS AG	—	—	38,813,183	38,813,183	—	—	—	—	38,813,183	(11,093,000)	27,720,183

Total	$—	$—	$152,794,908	$152,794,908	$—	$—	$—	$—	$152,794,908	$(109,401,863)	$43,393,045

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$38,003,800	$38,003,800	$—	$—	$—	$—	$38,003,800	$(32,816,972)	$5,186,828
Goldman Sachs International	—	—	15,052,166	15,052,166	—	—	—	—	15,052,166	(12,870,000)	2,182,166
UBS AG	—	—	24,389,087	24,389,087	—	—	—	—	24,389,087	(67,000)	24,322,087

Total	$—	$—	$77,445,053	$77,445,053	$—	$—	$—	$—	$77,445,053	$(45,753,972)	$31,691,081

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain

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other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

During the year ended January 31, 2021, The SA PIMCO VCP Tactical Balanced Portfolio entered into reverse repurchase agreements. During the period the average daily balance outstanding, and the average interest rate on the Portfolio’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$146,140,020
Average interest rate	0.44%

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

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When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2011. These filing are subject to various administrative and judicial proceedings within these countries. During the fiscal year, the SA Morgan Stanley International Equities Portfolio successfully recovered taxes withheld by Sweden for the calendar years 2007-2011 in the amount of $224,497. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $254,087, $9,671 and $(39,261), respectively. During the fiscal year, the SA PIMCO RAE International Value Portfolio successfully recovered taxes withheld by Sweden for the calendar years 2007-2011 in the amount of $153,425. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $183,444, $8,767 and $(38,786), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

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Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock Multi-Factor 70/30, SA Fidelity Institutional AM® International Growth and SA Franklin U.S. Equity Smart Beta Portfolios are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2021, the deferred offering costs for SA Fidelity Institutional AM® International Growth and SA Franklin U.S. Equity Smart Beta Portfolios were fully amortized.

LIBOR Risk.    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

Recent Accounting and Regulatory Developments:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Portfolios.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2021
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$13,065,838	$149,419,931	$648,594,160	$15,054,543	$148,099,137
SA AB Small & Mid Cap Value	6,912,771	—	93,460,998	3,009,445	12,123,581
SA BlackRock Multi-Factor 70/30	34,505	—	640,645	78,398	—
SA BlackRock VCP Global Multi Asset	55,120,847	—	30,801,645	12,399,416	5,867,830
SA Columbia Technology	3,274,629	15,860,238	56,277,694	2,145,794	9,023,071
SA DFA Ultra Short Bond	68,148	(6,135,748)	69,706	6,078,656	—
SA Dogs of Wall Street	28,259,174	7,599,377	28,253,487	25,384,817	31,949,978
SA Emerging Markets Equity Index	1,085,302	(1,427,024)	20,578,626	2,185,669	—
SA Federated Hermes Corporate Bond	42,956,552	4,529,282	119,373,374	56,764,993	14,638,518
SA Fidelity Institutional AM® International Growth	9,406,740	16,589,209	67,318,282	7,831,294	3,606,282
SA Fidelity Institutional AM® Real Estate	3,727,687	(4,119,357)	28,774,904	7,891,397	8,745,945
SA Fixed Income Index	11,928,954	5,413,298	40,170,547	13,208,937	1,306,593
SA Fixed Income Intermediate Index	6,311,004	389,197	19,571,255	7,132,415	—
SA Franklin Small Company Value	23,032,097	—	43,062,272	8,342,179	12,109,112
SA Franklin U. S. Equity Smart Beta	95,277	(859,275)	17,978,280	3,463,380	1,116
SA Global Index Allocation 60/40	70,631	569,711	7,412,353	912,210	663,954
SA Global Index Allocation 75/25	91,877	629,125	7,517,457	707,804	469,267
SA Global Index Allocation 90/10	2,830,543	2,860,001	29,393,672	—	—
SA Goldman Sachs Global Bond	9,801,254	(1,645,128)	30,684,641	1,678,891	—
SA Goldman Sachs Multi-Asset Insights	743,282	922,169	3,633,632	86,515	398,352
SA Index Allocation 60/40	186,850	2,393,150	25,261,344	2,333,341	2,962,670
SA Index Allocation 80/20	4,621,577	7,571,235	57,332,621	—	1,752,287
SA Index Allocation 90/10	12,192,901	19,533,151	152,615,024	—	4,152,860
SA International Index	11,652,955	165,248	84,326,262	12,378,443	—
SA Invesco Growth Opportunities	18,020,540	26,511,930	143,165,289	2,114,299	37,586,601
SA Invesco Main Street Large Cap	3,191,435	23,063,522	108,352,949	5,719,990	28,066,939
SA Invesco VCP Equity-Income	16,218,451	(126,037,801)	238,196,311	1,148,896	26,018,592
SA Janus Focused Growth	5,241,419	50,905,494	222,729,680	3,053,747	31,108,589
SA JPMorgan Diversified Balanced	8,191,111	18,704,424	27,203,267	8,998,973	4,188,574
SA JPMorgan Emerging Markets	3,999,682	(23,913,535)	61,992,937	3,875,432	—
SA JPMorgan Equity-Income	19,968,628	40,032,678	253,466,453	21,810,996	77,934,577
SA JPMorgan Global Equities	6,222,078	(4,745,129)	92,261,833	5,030,443	9,322,515
SA JPMorgan MFS Core Bond	66,280,692	—	98,448,234	49,744,811	—
SA JPMorgan Mid-Cap Growth	21,724,166	69,619,276	167,876,363	1,734,645	53,978,885
SA Large Cap Growth Index	5,072,005	14,874,290	106,874,676	3,306,464	6,625,657
SA Large Cap Index	48,137,572	45,935,933	1,280,365,401	48,610,473	31,355,963
SA Large Cap Value Index	9,187,287	2,105,793	11,949,456	25,657,712	4,949,554
SA Legg Mason BW Large Cap Value	29,559,081	5,253,830	223,255,438	26,782,877	81,259,424
SA Legg Mason Tactical Opportunities	759,869	435,942	7,324,238	923,232	83,259
SA MFS Blue Chip Growth	11,773,100	71,601,446	243,300,851	3,668,614	59,957,057
SA MFS Massachusetts Investors Trust	6,041,430	43,774,705	424,512,804	5,992,880	87,325,603
SA MFS Total Return	7,363,228	29,144,939	100,739,732	9,192,471	14,912,233
SA Mid Cap Index	14,274,897	8,423,517	58,363,948	3,758,219	2,765,320
SA Morgan Stanley International Equities	5,036,574	(1,524,596)	68,753,650	8,054,543	7,048,140
SA PIMCO RAE International Value	19,595,901	—	(7,959,360)	17,205,669	—
SA PIMCO VCP Tactical Balanced	46,864,737	46,400,509	16,529,008	53,120,781	25,524,336
SA PineBridge High-Yield Bond	13,386,938	(21,232,073)	6,758,207	17,143,902	—
SA Putnam International Growth and Income	6,103,640	(1,161,235)	29,370,631	5,909,187	94,909
SA Schroders VCP Global Allocation	2,138,973	87,838	35,928,225	8,223,835	1,890,481
SA Small Cap Index	2,821,886	8,250,735	66,004,327	3,740,118	7,671,891

609

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2021
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA T.Rowe Price Asset Allocation Growth	$1,853,842	$6,415,908	$65,193,403	$2,901,332	$1,372,072
SA T.Rowe Price VCP Balanced	98,671,243	—	246,281,389	28,062,257	10,249,321
SA VCP Dynamic Allocation	182,250,900	670,344,834	1,418,229,079	245,451,686	498,518,083
SA VCP Dynamic Strategy	289,497,571	82,804,447	688,831,740	89,788,869	226,772,017
SA VCP Index Allocation	2,429,558	4,983,152	55,822,183	6,942,562	4,264,020
SA WellsCap Aggressive Growth	2,058,465	12,669,680	99,809,205	2,657,904	8,882,041

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA AB Growth	$5,311,384	$93,380,576	$—
SA AB Small & Mid Cap Value	176,022	7,546,512	—
SA BlackRock VCP Global Multi Asset	28,464,145	7,748,871	—
SA Columbia Technology	811,737	7,765,490	—
SA DFA Ultra Short Bond	6,955,469	—	—
SA Dogs of Wall Street	21,674,702	9,653,072	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Hermes Corporate Bond	66,890,139	—	—
SA Fidelity Institutional AM® International Growth	1,550,231	1,857	—
SA Fidelity Institutional AM® Real Estate	5,611,784	718,432	—
SA Fixed Income Index	1,011,444	—	—
SA Fixed Income Intermediate Index	581,322	—	—
SA Franklin Small Company Value	2,719,188	47,170,677	—
SA Franklin U. S. Equity Smart Beta	491,015	—	—
SA Global Index Allocation 60/40	753	94,978	—
SA Global Index Allocation 75/25	—	143,685	—
SA Global Index Allocation 90/10	—	880,171	375,207
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	502,114	216,508	—
SA Index Allocation 60/40	—	953,524	—
SA Index Allocation 80/20	—	2,086,973	—
SA Index Allocation 90/10	—	6,194,256	—
SA International Index	495,552	—	—
SA Invesco Growth Opportunities	—	40,641,006	—
SA Invesco Main Street Large Cap	6,907,522	43,907,396	—
SA Invesco VCP Equity-Income	22,111,529	12,527,447	—
SA Janus Focused Growth	65,282	21,109,952	—
SA JPMorgan Diversified Balanced	5,743,015	14,643,884	—
SA JPMorgan Emerging Markets	6,274,080	—	—
SA JPMorgan Equity-Income	26,440,603	74,116,740	—
SA JPMorgan Global Equities	8,309,291	29,466,111	—
SA JPMorgan MFS Core Bond	54,615,552	—	—
SA JPMorgan Mid-Cap Growth	—	34,095,998	—
SA Large Cap Growth Index	122,881	53,510	—
SA Large Cap Index	1,190,986	5,840,162	—
SA Large Cap Value Index	174,304	99,784	—
SA Legg Mason BW Large Cap Value	27,403,397	117,599,457	—
SA Legg Mason Tactical Opportunities	819,410	—	—
SA MFS Blue Chip Growth	5,347,077	71,620,777	—
SA MFS Massachusetts Investors Trust	8,292,644	113,841,314	—
SA MFS Total Return	11,037,736	15,321,841	—
SA Mid Cap Index	—	504,753	—
SA Morgan Stanley International Equities	11,123,448	17,364,136	—

610

	Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA PIMCO RAE International Value	$705,878	$—	$—
SA PIMCO VCP Tactical Balanced	7,205,629	—	—
SA PineBridge High-Yield Bond	21,768,247	—	—
SA Putnam International Growth and Income	5,990,207	10,773,059	—
SA Schroders VCP Global Allocation	12,362,793	9,079,171	—
SA Small Cap Index	—	—	—
SA T.Rowe Price Asset Allocation Growth	2,025,178	1,320,772	—
SA T.Rowe Price VCP Balanced	66,477,283	3,555,243	—
SA VCP Dynamic Allocation	240,502,011	201,448,006	—
SA VCP Dynamic Strategy	128,442,679	68,379,198	—
SA VCP Index Allocation	224,993	2,174,537	—
SA WellsCap Aggressive Growth	—	7,884,037

As of January 31, 2021, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock Multi-Factor 70/30	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	387,236	5,748,512
SA Dogs of Wall Street	—	—
SA Emerging Markets Equity Index	—	1,427,024
SA Federated Hermes Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	4,119,357
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin Small Company Value	—	—
SA Franklin U. S. Equity Smart Beta	859,275	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	—	1,645,128
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco Main Street Large Cap	—	—
SA Invesco VCP Equity-Income	44,076,163	81,961,638
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	23,913,535	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	4,745,129	—
SA JPMorgan MFS Core Bond	—	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—

611

Unlimited
Portfolio	ST	LT
SA MFS Blue Chip Growth	$—	$—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	1,524,596
SA PIMCO RAE International Value	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	—	21,232,073
SA Putnam International Growth and Income	1,161,235	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T.Rowe Price Asset Allocation Growth	—	—
SA T.Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SA WellsCap Aggressive Growth	—	—

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2021.

Portfolio	Capital Loss Carryforward Utilized
SA AB Growth	$—
SA AB Small & Mid Cap Value	—
SA BlackRock Multi-Factor 70/30	—
SA BlackRock VCP Global Multi Asset	—
SA Columbia Technology	—
SA DFA Ultra Short Bond	52,381
SA Dogs of Wall Street	—
SA Emerging Markets Equity Index	3,085,617
SA Federated Hermes Corporate Bond	—
SA Fidelity Institutional AM® International Growth	—
SA Fidelity Institutional AM® Real Estate	—
SA Fixed Income Index	—
SA Fixed Income Intermediate Index	430,813
SA Franklin Small Company Value	—
SA Franklin U. S. Equity Smart Beta	—
SA Global Index Allocation 60/40	—
SA Global Index Allocation 75/25	—
SA Global Index Allocation 90/10	—
SA Goldman Sachs Global Bond	11,057,202
SA Goldman Sachs Multi-Asset Insights	—
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	967,936
SA Invesco Growth Opportunities	—
SA Invesco Main Street Large Cap	—
SA Invesco VCP Equity-Income	—
SA Janus Focused Growth	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Emerging Markets	20,109,725
SA JPMorgan Equity-Income	—
SA JPMorgan Global Equities	—
SA JPMorgan MFS Core Bond	19,673,341
SA JPMorgan Mid-Cap Growth	—
SA Large Cap Growth Index	—
SA Large Cap Index	—
SA Large Cap Value Index	—

612

Portfolio	Capital Loss Carryforward Utilized
SA Legg Mason BW Large Cap Value	$—
SA Legg Mason Tactical Opportunities	—
SA MFS Blue Chip Growth	—
SA MFS Massachusetts Investors Trust	—
SA MFS Total Return	—
SA Mid Cap Index	—
SA Morgan Stanley International Equities	—
SA PIMCO RAE International Value	4,266,477
SA PIMCO VCP Tactical Balanced	—
SA PineBridge High-Yield Bond	2,027,869
SA Putnam International Growth and Income	—
SA Schroders VCP Global Allocation	—
SA Small Cap Index	—
SA T.Rowe Price Asset Allocation Growth	—
SA T.Rowe Price VCP Balanced	—
SA VCP Dynamic Allocation	—
SA VCP Dynamic Strategy	—
SA VCP Index Allocation	—
SA WellsCap Aggressive Growth	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2021, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	9,334	—	—
SA BlackRock VCP Global Multi Asset	124,332	—	—
SA Columbia Technology	—	—	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Hermes Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin U. S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	25,084	—	—
SA Global Index Allocation 75/25	22,012	—	—
SA Global Index Allocation 90/10	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	20,057	—	—
SA Index Allocation 60/40	71,015	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco Main Street Large Cap	—	—	—
SA Invesco VCP Equity-Income	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—

613

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA JPMorgan Mid-Cap Growth	$—	$—	$—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	8,181	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA PIMCO RAE International Value	—	—	—
SA PIMCO VCP Tactical Balanced	512,048	—	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T.Rowe Price Asset Allocation Growth	55,929	—	—
SA T.Rowe Price VCP Balanced	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	195,778	—	—
SA WellsCap Aggressive Growth	—	—	—

For the period ended January 31, 2021, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA AB Growth	$2,982,148	$(2,982,148)	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	27,612	(19,496)	(8,116)
SA BlackRock VCP Global Multi Asset	4,159,113	(4,159,113)	—
SA Columbia Technology	363,056	(363,056)	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	985	(985)	—
SA Emerging Markets Equity Index	(157,017)	157,017	—
SA Federated Hermes Corporate Bond	183,341	(183,473)	132
SA Fidelity Institutional AM® International Growth	(49,731)	49,731	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	(1,085)	1,085	—
SA Franklin U. S. Equity Smart Beta	7,862	2	(7,864)
SA Global Index Allocation 60/40	68,721	(68,721)	—
SA Global Index Allocation 75/25	66,688	(66,688)	—
SA Global Index Allocation 90/10	253,572	(253,572)	—
SA Goldman Sachs Global Bond	4,543,226	(4,543,226)	—
SA Goldman Sachs Multi-Asset Insights	47,356	(47,356)	—
SA Index Allocation 60/40	314,486	(314,486)	—
SA Index Allocation 80/20	627,298	(627,301)	3
SA Index Allocation 90/10	1,665,598	(1,665,598)	—
SA International Index	377,878	(377,878)	—
SA Invesco Growth Opportunities	2,106,544	(2,106,544)	—
SA Invesco Main Street Large Cap	(916,058)	916,059	(1)
SA Invesco VCP Equity-Income	(999,757)	999,757	—

614

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA Janus Focused Growth	$412,292	$(412,292)	$—
SA JPMorgan Diversified Balanced	64,730	(64,730)	—
SA JPMorgan Emerging Markets	723,037	(723,037)	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	(11,573)	11,573	—
SA JPMorgan MFS Core Bond	11,554,306	(11,554,306)	—
SA JPMorgan Mid-Cap Growth	936,734	(936,734)	—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA Legg Mason BW Large Cap Value	(2)	2	—
SA Legg Mason Tactical Opportunities	50,620	(50,620)	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	(97,995)	97,996	(1)
SA MFS Total Return	336,148	(336,715)	567
SA Mid Cap Index	250,143	(250,143)	—
SA Morgan Stanley International Equities	(86,596)	86,596	—
SA PIMCO RAE International Value	1,694,166	(1,694,166)	—
SA PIMCO VCP Tactical Balanced	13,750,023	(13,750,023)	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	1,734,434	(1,734,434)	—
SA Schroders VCP Global Allocation	286,852	(286,853)	1
SA Small Cap Index	75,523	(75,523)	—
SA T.Rowe Price Asset Allocation Growth	80,784	(80,784)	—
SA T.Rowe Price VCP Balanced	1,199,348	(1,199,348)	—
SA VCP Dynamic Allocation	54,297,352	(54,297,352)	—
SA VCP Dynamic Strategy	36,981,772	(36,981,772)	—
SA VCP Index Allocation	651,367	(651,367)	—
SA WellsCap Aggressive Growth	1,145,416	(1,145,416)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$649,292,173	$(698,109)	$648,594,064	$1,131,772,776
SA AB Small & Mid Cap Value	107,858,072	(14,397,074)	93,460,998	452,704,070
SA BlackRock Multi-Factor 70/30	648,693	(8,048)	640,645	19,591,691
SA BlackRock VCP Global Multi Asset	45,497,056	(14,676,364)	30,820,692	765,440,599
SA Columbia Technology	57,127,449	(850,015)	56,277,434	95,990,012
SA DFA Ultra Short Bond	72,664	(2,958)	69,706	395,050,015
SA Dogs of Wall Street	41,527,744	(13,274,257)	28,253,487	388,465,488
SA Emerging Markets Equity Index	27,454,081	(6,999,168)	20,454,913	93,369,728
SA Federated Hermes Corporate Bond	134,485,604	(15,112,230)	119,373,374	1,271,311,808
SA Fidelity Institutional AM® International Growth	71,631,938	(4,328,170)	67,303,768	280,276,003
SA Fidelity Institutional AM® Real Estate	39,563,705	(10,788,801)	28,774,904	250,152,035
SA Fixed Income Index	41,010,345	(839,798)	40,170,547	537,707,297
SA Fixed Income Intermediate Index	19,624,942	(53,687)	19,571,255	379,803,461
SA Franklin Small Company Value	51,971,257	(8,910,543)	43,060,714	308,073,934
SA Franklin U. S. Equity Smart Beta	21,524,246	(3,545,966)	17,978,280	132,185,272
SA Global Index Allocation 60/40	7,836,949	(424,596)	7,412,353	61,182,121
SA Global Index Allocation 75/25	8,054,964	(537,507)	7,517,457	52,192,891
SA Global Index Allocation 90/10	31,740,500	(2,346,828)	29,393,672	182,063,941
SA Goldman Sachs Global Bond	34,163,829	(3,512,159)	30,651,670	373,202,096
SA Goldman Sachs Multi-Asset Insights	4,224,656	(591,372)	3,633,284	37,806,672
SA Index Allocation 60/40	25,986,604	(725,260)	25,261,344	167,662,117
SA Index Allocation 80/20	58,304,293	(971,672)	57,332,621	299,190,764
SA Index Allocation 90/10	156,519,235	(3,904,211)	152,615,024	775,363,997
SA International Index	128,084,669	(43,849,015)	84,235,654	556,577,054

615

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Invesco Growth Opportunities	146,698,168	(3,532,947)	143,165,221	225,421,733
SA Invesco Main Street Large Cap	112,117,049	(3,764,100)	108,352,949	349,149,566
SA Invesco VCP Equity-Income	265,425,527	(27,241,163)	238,184,364	1,250,634,426
SA Janus Focused Growth	224,688,415	(1,958,332)	222,730,083	296,855,524
SA JPMorgan Diversified Balanced	33,340,426	(6,144,507)	27,195,919	289,621,580
SA JPMorgan Emerging Markets	67,796,971	(5,776,468)	62,020,503	192,998,627
SA JPMorgan Equity-Income	282,626,936	(29,160,483)	253,466,453	841,799,327
SA JPMorgan Global Equities	98,957,483	(6,733,166)	92,224,317	283,841,311
SA JPMorgan MFS Core Bond	106,417,745	(7,969,511)	98,448,234	2,058,469,734
SA JPMorgan Mid-Cap Growth	171,310,277	(3,433,914)	167,876,363	352,290,001
SA Large Cap Growth Index	107,556,046	(681,370)	106,874,676	205,416,600
SA Large Cap Index	1,401,356,963	(120,991,562)	1,280,365,401	1,666,238,069
SA Large Cap Value Index	32,210,081	(20,260,626)	11,949,455	285,771,228
SA Legg Mason BW Large Cap Value	237,889,778	(14,634,290)	223,255,488	1,196,151,998
SA Legg Mason Tactical Opportunities	8,618,696	(1,295,648)	7,323,048	63,421,881
SA MFS Blue Chip Growth	249,321,719	(6,020,868)	243,300,851	487,235,552
SA MFS Massachusetts Investors Trust	430,762,092	(6,249,289)	424,512,803	636,789,708
SA MFS Total Return	104,743,494	(4,016,778)	100,726,716	420,862,038
SA Mid Cap Index	77,321,281	(18,957,333)	58,363,948	318,551,993
SA Morgan Stanley International Equities	100,666,782	(31,993,602)	68,673,180	397,556,988
SA PIMCO RAE International Value	16,944,496	(25,008,253)	(8,063,757)	732,772,757
SA PIMCO VCP Tactical Balanced	22,311,290	(5,793,876)	16,517,414	1,401,302,849
SA PineBridge High-Yield Bond	14,859,549	(8,101,342)	6,758,207	292,234,523
SA Putnam International Growth and Income	53,389,912	(24,043,571)	29,346,341	246,116,434
SA Schroders VCP Global Allocation	43,573,202	(7,680,439)	35,892,763	555,128,990
SA Small Cap Index	91,461,190	(25,456,863)	66,004,327	249,832,854
SA T.Rowe Price Asset Allocation Growth	73,141,687	(7,954,210)	65,187,477	337,956,702
SA T.Rowe Price VCP Balanced	278,577,754	(32,302,578)	246,275,176	1,449,091,345
SA VCP Dynamic Allocation	1,578,963,530	(160,734,451)	1,418,229,079	10,425,401,887
SA VCP Dynamic Strategy	764,529,887	(75,698,170)	688,831,717	5,382,330,493
SA VCP Index Allocation	63,164,132	(7,341,949)	55,822,183	388,508,166
SA WellsCap Aggressive Growth	100,628,725	(819,520)	99,809,205	115,433,300

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%

Portfolio	Assets	Management Fees
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Columbia Technology(4)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%

616

Portfolio	Assets	Management Fees
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Dogs of Wall Street	> $0	0.600%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.78%
	> $100 million	0.76%
	> $200 million	0.75%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin Small Company Value(5)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Franklin U.S. Equity Smart Beta	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%

Portfolio	Assets	Management Fees
SA Invesco Main Street Large Cap(6)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Invesco VCP Equity-Income(7)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
SA Janus Focused Growth(8)	> $0	0.850%
SA JPMorgan Diversified Balanced(9)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(10)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(11)	> $0	0.600%
SA JPMorgan Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Legg Mason BW Large Cap Value(13)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(14)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%

617

Portfolio	Assets	Management Fees
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(15)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA PIMCO RAE International Value(16)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(17)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%

Portfolio	Assets	Management Fees
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(18)(19)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%

(1)	Effective November 1, 2020, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.
(2)	The Advisor contractually agreed through April 30, 2022 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(5)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter.
(6)	Effective November 1, 2020, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Invesco Main Street Large Cap Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(7)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity-Income Portfolio.

618

(8)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(10)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(11)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio.
(12)	Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees, the Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(14)	Effective November 1, 2020, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.
(15)	Effective November 1, 2020, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(16)	Effective January 25, 2021, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(17)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(18)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(19)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

For the period ended January 31, 2021, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$70,814
SA BlackRock Multi-Factor 70/30	19,964
SA BlackRock VCP Global Multi Asset	137,987
SA Columbia Technology	112,332
SA Franklin Small Company Value	150,477
SA Invesco Main Street Large Cap	57,477
SA Invesco VCP Equity-Income	745,584
SA Janus Focused Growth	471,680
SA JPMorgan Diversified Balanced	164,947
SA JPMorgan Emerging Markets	256,105
SA JPMorgan MFS Core Bond	1,942,148
SA Large Cap Index	3,656,482
SA Legg Mason BW Large Cap Value	687,121
SA MFS Massachusetts Investors Trust	107,391
SA Morgan Stanley International Equities	60,500
SA PIMCO RAE International Value	7,602

619

Portfolio	Amount
SA Putnam International Growth and Income	$118,932
SA VCP Dynamic Allocation	581,703
SA VCP Dynamic Strategy	116,422

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value SA Franklin U.S. Equity Smart Beta

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco Main Street Large Cap SA Invesco VCP Equity-Income

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

620

Subadviser	Portfolio

QS Investors, LLC	SA Legg Mason Tactical Opportunities

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2021. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	1.13%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Franklin U.S. Equity Smart Beta	0.70%	0.95%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	0.98%	1.23%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

621

For the period ended January 31, 2021, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$103,810
SA BlackRock VCP Global Multi Asset	515,287
SA Emerging Markets Equity Index	133,967
SA Fidelity Institutional AM® International Growth	30,505
SA Fixed Income Index	99,897
SA Fixed Income Intermediate Index	98,345
SA Franklin U.S. Equity Smart Beta	—
SA Global Index Allocation 60/40	44,947
SA Global Index Allocation 75/25	49,111
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	127,700
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	54,775
SA Large Cap Value Index	66,481
SA Legg Mason Tactical Opportunities	114,099
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	289,407
SA Small Cap Index	49,434
SA T. Rowe Price Asset Allocation Growth	35,278
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

For the period ended January 31, 2021, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2021	January 31, 2022	January 31, 2023
SA BlackRock Multi-Factor 70/30	$—	$—	$103,810
SA BlackRock VCP Global Multi Asset	—	—	515,287
SA Emerging Markets Equity Index	36,506	223,136	133,967
SA Fidelity Institutional AM® International Growth	109,765	—	16,369
SA Fixed Income Index	8,829	132,434	99,897
SA Fixed Income Intermediate Index	8,283	114,334	98,345
SA Franklin U.S. Equity Smart Beta	7,977	—	—
SA Global Index Allocation 60/40	—	67,104	44,947
SA Global Index Allocation 75/25	—	66,649	49,111
SA Global Index Allocation 90/10	37,097	14,143	—
SA Goldman Sachs Multi-Asset Insights	—	81,029	127,700
SA Index Allocation 60/40	31,935	1,769	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco VCP Equity-Income	—	—	—
SA Large Cap Growth Index	32,694	143,394	54,775
SA Large Cap Value Index	—	114,839	66,481
SA Legg Mason Tactical Opportunities	19,070	143,569	114,099
SA Mid Cap Index	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—
SA Schroders VCP Global Allocation	6,327	10,890	289,407

622

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2021	January 31, 2022	January 31, 2023
SA Small Cap Index	$66,424	$66,269	$49,434
SA T. Rowe Price Asset Allocation Growth	118,648	250,828	35,278
SA T. Rowe Price VCP Balanced	—	—	—
SA VCP Index Allocation	40,613	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended January 31, 2021, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended January 31, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rates.

From January 5, 2021 to January 22, 2021, the SA AB Small & Mid Cap Value Portfolio was over-invested in the equity markets due to an incorrect cash position. The over-investment was corrected on January 25, 2021, resulting in a gain of $2,171,138 to the Portfolio.

On August 13, 2020, State Street Bank & Trust made a one time payment to the SA BlackRock VCP Global Multi Asset Portfolio and the SA Invesco VCP Equity-Income Portfolio in the amount of $785,631 and $492,190, respectively, in order to reimburse each Portfolio for past due interest related to the Portfolio’s cash sweep vehicle.

On December 3, 2020, the SA JPMorgan Emerging Markets Portfolio purchased additional shares of Samsung Electronics Co. Ltd., causing the Portfolio to breach its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer as applied to 75% of the value of the Portfolio’s total assets. The error was corrected on December 4, 2020, when the Portfolio sold shares of Samsung Electronics Co. Ltd., resulting in a gain of $5,786 to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended January 31, 2021, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the period ended January 31, 2021 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$416,951,244	$624,899,821	$—	$—
SA AB Small & Mid Cap Value	322,810,645	331,952,332	—	—
SA BlackRock Multi-Factor 70/30	20,417,256	1,775,923	—	—
SA BlackRock VCP Global Multi Asset	856,935,100	851,337,034	163,336,831	175,687,574
SA Columbia Technology	63,854,352	54,720,601	—	—
SA DFA Ultra Short Bond	91,383,911	122,789,000	59,787,621	47,855,560
SA Dogs of Wall Street	308,440,209	291,385,268	—	—
SA Emerging Market Equity Index	31,379,292	18,362,146	—	—
SA Federated Hermes Corporate Bond	337,882,173	287,370,932	—	640,000
SA Fidelity Institutional AM® International Growth	501,821,305	538,408,535	—	—
SA Fidelity Institutional AM® Real Estate	137,814,284	120,165,637	—	—
SA Fixed Income Index	100,364,422	49,626,015	52,977,617	73,769,211
SA Fixed Income Intermediate Index	26,127,837	19,369,460	50,220,486	41,172,695
SA Franklin Small Company Value	228,240,550	238,817,756	—	—
SA Franklin U.S. Equity Smart Beta	49,847,606	42,529,853	—	—

623

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Global Index Allocation 60/40	$29,387,395	$9,715,038	$—	$—
SA Global Index Allocation 75/25	21,066,525	8,946,262	—	—
SA Global Index Allocation 90/10	63,109,451	31,772,176	—	—
SA Goldman Sachs Global Bond	1,058,142,457	1,055,156,708	386,774,972	400,884,328
SA Goldman Sachs Multi-Asset Insights	42,890,444	39,583,317	—	—
SA Index Allocation 60/40	56,240,848	28,959,930	—	—
SA Index Allocation 80/20	82,178,468	42,007,464	—	—
SA Index Allocation 90/10	212,845,103	116,915,662	—	—
SA International Index	118,967,564	43,549,917	—	—
SA Invesco Growth Opportunities	178,167,987	261,866,901	—	—
SA Invesco Main Street Large Cap	217,723,583	243,586,993	—	—
SA Invesco VCP Equity-Income	653,591,967	725,992,949	1,184,434,482	1,247,216,705
SA Janus Focused Growth	196,173,687	236,451,422	—	—
SA JPMorgan Diversified Balanced	187,393,296	172,076,300	124,786,320	137,125,866
SA JPMorgan Emerging Markets	158,829,001	171,850,810	—	—
SA JPMorgan Equity-Income	308,265,174	300,218,196	—	—
SA JPMorgan Global Equities	251,478,798	271,355,663	—	—
SA JPMorgan MFS Core Bond	463,177,265	388,320,699	1,411,831,939	1,511,860,053
SA JPMorgan Mid-Cap Growth	278,677,728	337,863,745	—	—
SA Large Cap Growth Index	90,732,770	121,325,136	—	—
SA Large Cap Index	209,520,833	168,053,900	—	—
SA Large Cap Value Index	103,862,951	75,916,908	—	—
SA Legg Mason BW Large Cap Value	1,034,824,347	1,015,274,166	—	—
SA Legg Mason Tactical Opportunities	39,854,324	31,139,813	6,476,762	4,439,515
SA MFS Blue Chip Growth	413,607,929	568,195,995	—	—
SA MFS Massachusetts Investors Trust	195,726,841	270,905,626	—	—
SA MFS Total Return	135,813,485	143,125,060	54,525,461	78,287,542
SA Mid Cap Index	101,144,433	63,631,236	—	—
SA Morgan Stanley International Equities	98,067,661	122,197,519	—	—
SA PIMCO RAE International Value	1,094,094,727	1,057,097,852	—	—
SA PIMCO VCP Tactical Balanced	78,291,765	74,922,771	5,087,575,566	5,254,447,733
SA PineBridge High Yield Bond	218,933,415	202,711,142	—	—
SA Putnam International Growth and Income	52,248,598	34,918,318	—	—
SA Schroders VCP Global Allocation	517,642,784	467,096,348	15,112,776	31,786,349
SA Small Cap Index	57,045,077	40,805,690	—	—
SA T. Rowe Price Asset Allocation Growth	182,373,669	98,017,774	38,063,550	25,158,202
SA T. Rowe Price VCP Balanced	702,621,903	843,247,684	223,102,490	272,378,430
SA VCP Dynamic Allocation	800,071,583	1,642,724,513	1,148,200,939	1,628,933,459
SA VCP Dynamic Strategy	417,764,418	799,884,859	562,985,457	966,179,613
SA VCP Index Allocation	104,311,908	90,208,978	—	—
SA WellsCap Aggressive Growth	85,847,084	88,221,759	—	—

624

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	907,866	$43,156,772	138,884	$6,729,834	25,714	$1,313,578	17,949	$851,892

Reinvested dividends	1,857,813	109,722,459	1,406,212	67,020,072	134,858	7,866,258	101,862	4,806,869

Shares redeemed	(3,817,747)	(212,978,768)	(4,063,176)	(196,678,871)	(244,913)	(13,648,760)	(322,913)	(15,480,008)

Net increase (decrease)	(1,052,068)	$(60,099,537)	(2,518,080)	$(122,928,965)	(84,341)	$(4,468,924)	(203,102)	$(9,821,247)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	433,367	$24,232,523	253,348	$11,785,780

Reinvested dividends	795,061	45,564,963	577,991	26,865,019

Shares redeemed	(1,260,469)	(66,732,816)	(1,643,033)	(76,796,365)

Net increase (decrease)	(32,041)	$3,064,670	(811,694)	$(38,145,566)

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,062,245	$31,556,529	547,028	$7,734,776	20,253	$199,299	22,227	$313,762

Reinvested dividends	250,004	3,367,550	85,498	1,237,150	18,913	254,570	10,957	158,439

Shares redeemed	(847,661)	(10,418,853)	(669,361)	(9,481,022)	(91,031)	(1,132,544)	(126,073)	(1,789,961)

Net increase (decrease)	2,464,588	$24,505,226	(36,835)	$(509,096)	(51,865)	$(678,675)	(92,889)	$(1,317,760)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	5,949,189	$56,776,374	912,129	$12,840,449

Reinvested dividends	863,534	11,510,906	441,826	6,326,945

Shares redeemed	(7,213,592)	(94,314,903)	(4,740,032)	(66,421,231)

Net increase (decrease)	(400,869)	$(26,027,623)	(3,386,077)	$(47,253,837)

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1		Class 3
	For the period October 13, 2020* to January 31, 2021		For the period October 13, 2020* to January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	6,667	$100,005	1,238,692	$19,007,633

Reinvested dividends	36	565	4,895	77,833

Shares redeemed	(0)	(0)	(1,377)	(22,366)

Net increase (decrease)	6,703	$100,570	1,242,210	$19,063,100

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	57	$732	98	$1,051	2,490,728	$27,307,207	3,869,564	$42,455,850

Reinvested dividends	285	3,156	575	6,378	1,649,873	18,264,090	3,258,009	36,206,638

Shares redeemed	(29)	(310)	(26)	(286)	(5,368,017)	(58,553,429)	(4,098,365)	(45,250,194)

Net increase (decrease)	313	$3,578	647	$7,143	(1,227,416)	$(12,982,132)	3,029,208	$33,412,294

*	Commencement of operations

625

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	309,673	$2,442,603	171,075	$1,298,575	31,486	$241,796	33,636	$230,086

Reinvested dividends	174,333	1,589,915	199,029	1,476,800	58,857	514,998	71,056	507,343

Shares redeemed	(545,571)	(4,455,517)	(294,620)	(2,155,782)	(149,465)	(1,275,834)	(126,390)	(911,280)

Net increase (decrease)	(61,565)	$(422,999)	75,484	$619,593	(59,122)	$(519,040)	(21,698)	$(173,851)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	4,049,346	$32,154,093	2,179,030	$15,038,239

Reinvested dividends	1,065,094	9,063,952	945,923	6,593,085

Shares redeemed	(2,372,706)	(19,954,951)	(2,217,184)	(15,271,782)

Net increase (decrease)	2,741,734	$21,263,094	907,769	$6,359,542

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,211,639	$34,226,740	2,527,687	$27,073,675	907,239	$9,531,016	492,245	$5,210,430

Reinvested dividends	223,955	2,351,532	306,359	3,253,533	22,236	230,583	25,493	267,428

Shares redeemed	(5,874,181)	(62,581,746)	(6,436,819)	(69,175,240)	(845,745)	(8,874,202)	(667,950)	(7,062,634)

Net increase (decrease)	(2,438,587)	$(26,003,474)	(3,602,773)	$(38,848,032)	83,730	$887,397	(150,212)	$(1,584,776)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	12,539,696	$130,547,018	8,135,747	$85,406,358

Reinvested dividends	340,462	3,496,541	330,241	3,434,508

Shares redeemed	(8,446,319)	(87,746,473)	(7,903,701)	(82,882,256)

Net increase (decrease)	4,433,839	$46,297,086	562,287	$5,958,610

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,060,096	$22,810,145	126,204	$1,795,991	11,589	$139,279	19,315	$273,801

Reinvested dividends	2,301,814	29,256,059	1,169,101	16,355,728	59,994	761,326	37,221	519,983

Shares redeemed	(1,845,587)	(23,744,221)	(1,783,558)	(25,524,211)	(69,993)	(878,642)	(112,018)	(1,586,569)

Net increase (decrease)	2,516,323	$28,321,983	(488,253)	$(7,372,492)	1,590	$21,963	(55,482)	$(792,785)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,189,066	$26,161,445	1,096,966	$15,466,133

Reinvested dividends	2,178,422	27,317,410	1,044,224	14,452,063

Shares redeemed	(1,440,122)	(17,973,517)	(1,538,386)	(21,568,928)

Net increase (decrease)	2,927,366	$35,505,338	602,804	$8,349,268

626

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,161,855	$16,326,776	632,920	$8,898,208	334,160	$5,187,229	186,515	$2,614,458

Reinvested dividends	131,541	2,087,549	—	—	6,206	98,120	—	—

Shares redeemed	(802,497)	(11,362,651)	(796,087)	(11,064,081)	(91,839)	(1,364,173)	(19,010)	(266,830)

Net increase (decrease)	490,899	$7,051,674	(163,167)	$(2,165,873)	248,527	$3,921,176	167,505	$2,347,628

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,101,218	$56,153,377	658,182	$8,839,581	61,716	$850,283	76,419	$1,035,731

Reinvested dividends	1,899,520	25,966,438	1,921,675	25,558,277	64,198	877,589	67,962	903,899

Shares redeemed	(5,586,358)	(76,964,769)	(19,080,665)	(263,397,879)	(231,748)	(3,162,179)	(211,738)	(2,866,016)

Net increase (decrease)	414,380	$5,155,046	(16,500,808)	$(229,000,021)	(105,834)	$(1,434,307)	(67,357)	$(926,386)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	8,260,883	$114,656,074	5,519,379	$73,780,780

Reinvested dividends	3,283,676	44,559,484	3,060,406	40,427,963

Shares redeemed	(6,959,250)	(91,371,310)	(6,309,949)	(84,433,236)

Net increase (decrease)	4,585,309	$67,844,248	2,269,836	$29,775,507

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the period May 1, 2019* to January 31, 2020		For the year ended January 31, 2021		For the period May 1, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,279,533	$34,114,461	20,384,650	$304,531,472	135,006	$2,377,437	82,352	$1,289,384

Reinvested dividends	595,470	11,338,619	93,546	1,547,246	5,207	98,957	293	4,842

Shares redeemed	(4,045,248)	(71,174,847)	(1,645,283)	(26,025,043)	(19,137)	(352,490)	(1,893)	(30,237)

Net increase (decrease)	(1,170,245)	$(25,721,767)	18,832,913	$280,053,675	121,076	$2,123,904	80,752	$1,263,989

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,228,523	$22,956,440	574,994	$8,108,109	21,683	$252,904	7,073	$93,771

Reinvested dividends	497,045	6,302,527	170,616	2,310,142	19,641	248,459	8,436	113,892

Shares redeemed	(1,012,226)	(12,501,794)	(953,022)	(13,007,621)	(54,795)	(689,931)	(63,797)	(865,031)

Net increase (decrease)	1,713,342	$16,757,173	(207,412)	$(2,589,370)	(13,471)	$(188,568)	(48,288)	$(657,368)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,641,922	$19,513,972	928,554	$12,676,748

Reinvested dividends	803,694	10,086,356	291,506	3,906,182

Shares redeemed	(1,617,305)	(19,917,314)	(3,102,387)	(41,884,431)

Net increase (decrease)	828,311	$9,683,014	(1,882,327)	$(25,301,501)

*	Commencement of operations

627

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,735,955	$110,832,281	14,284,047	$150,756,005	3,736,026	$42,419,845	1,830,006	$19,267,332

Reinvested dividends	1,168,029	13,163,683	91,183	972,918	120,486	1,351,847	3,618	38,526

Shares redeemed	(11,194,132)	(126,410,540)	(9,540,563)	(101,485,085)	(743,662)	(8,355,542)	(217,163)	(2,301,529)

Net increase (decrease)	(290,148)	$(2,414,576)	4,834,667	$50,243,838	3,112,850	$35,416,150	1,616,461	$17,004,329

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,219,262	$89,134,965	10,965,561	$112,612,415	2,230,820	$23,880,107	1,176,494	$12,010,330

Reinvested dividends	606,854	6,517,607	53,773	554,935	57,405	614,808	2,562	26,387

Shares redeemed	(8,319,673)	(89,066,580)	(5,195,163)	(53,482,460)	(1,359,910)	(14,627,748)	(183,783)	(1,858,695)

Net increase (decrease)	506,443	$6,585,992	5,824,171	$59,684,890	928,315	$9,867,167	995,273	$10,178,022

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,258,812	$18,673,969	199,302	$4,017,394	2,160,985	$28,351,757	297,985	$5,805,882

Reinvested dividends	507,870	8,613,467	1,136,114	21,006,747	706,314	11,837,824	1,579,175	28,883,119

Shares redeemed	(1,003,570)	(16,201,860)	(807,625)	(15,814,703)	(2,610,538)	(43,498,256)	(1,800,086)	(34,908,020)

Net increase (decrease)	763,112	$11,085,576	527,791	$9,209,438	256,761	$(3,308,675)	77,074	$(219,019)

	SA Franklin U.S. Equity Smart Beta Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the period October 7, 2019* to January 31, 2020		For the year ended January 31, 2021		For the period October 7, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,398,619	$19,400,391	8,309,365	$128,017,491	129,197	$1,979,638	19,922	$313,481

Reinvested dividends	198,177	3,424,756	30,506	490,227	2,303	39,740	49	788

Shares redeemed	(1,061,430)	(16,473,695)	(235,619)	(3,773,488)	(17,745)	(287,388)	(182)	(2,963)

Net increase (decrease)	535,366	$6,351,452	8,104,252	$124,734,230	113,755	$1,731,990	19,789	$311,306

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,876	$112,494	—	$—	1,385,248	$22,041,002	1,590,997	$24,375,078

Reinvested dividends	358	6,212	19	293	90,720	1,569,952	6,054	95,438

Shares redeemed	(31)	(540)	—	—	(141,776)	(2,261,300)	(146,232)	(2,266,557)

Net increase (decrease)	7,203	$118,166	19	$293	1,334,192	$21,349,654	1,450,819	$22,203,959

*	Commencement of operations

628

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,192	$31,584	2,976	$45,207	988,435	$15,809,999	1,166,505	$17,720,718

Reinvested dividends	294	5,137	39	609	67,251	1,171,934	9,136	143,076

Shares redeemed	(262)	(4,382)	(49)	(764)	(216,121)	(3,521,508)	(127,011)	(1,948,503)

Net increase (decrease)	2,224	$32,339	2,966	$45,052	839,565	$13,460,425	1,048,630	$15,915,291

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	114,245	$1,576,364	48,512	$711,304	2,593,758	$40,060,460	4,685,817	$70,391,654

Reinvested dividends	—	—	512	7,936	—	—	80,532	1,247,442

Shares redeemed	(3,870)	(61,569)	(7,687)	(122,914)	(618,880)	(9,534,314)	(325,587)	(4,896,381)

Net increase (decrease)	110,375	$1,514,795	41,337	$596,326	1,974,878	$30,526,146	4,440,762	$66,742,715

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	194,333	$2,350,507	129,792	$1,436,224	21,800	$257,678	36,366	$398,420

Reinvested dividends	46,046	555,775	—	—	1,831	21,858	—	—

Shares redeemed	(1,767,090)	(20,106,999)	(2,371,971)	(26,567,903)	(76,315)	(891,360)	(96,299)	(1,053,178)

Net increase (decrease)	(1,526,711)	$(17,200,717)	(2,242,179)	$(25,131,679)	(52,684)	$(611,824)	(59,933)	$(654,758)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	3,769,895	$44,353,942	3,179,507	$34,080,868

Reinvested dividends	93,248	1,101,258	—	—

Shares redeemed	(4,640,812)	(52,283,489)	(2,967,864)	(31,917,528)

Net increase (decrease)	(777,669)	$(6,828,289)	211,643	$2,163,340

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11	$125	9	$95	632,304	$6,688,832	999,405	$10,336,790

Reinvested dividends	154	1,790	270	2,878	41,862	483,077	67,312	715,744

Shares redeemed	(65)	(676)	(59)	(607)	(262,870)	(2,830,268)	(135,924)	(1,414,895)

Net increase (decrease)	100	$1,239	220	$2,366	411,296	$4,341,641	930,793	$9,637,639

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	26,459	$336,967	—	$—	3,051,718	$36,810,073	4,621,243	$52,376,597

Reinvested dividends	1,234	16,058	101	1,177	406,364	5,279,953	81,785	952,347

Shares redeemed	(11,296)	(147,577)	(99)	(1,111)	(746,486)	(9,048,000)	(457,111)	(5,267,221)

Net increase (decrease)	16,397	$205,448	2	$66	2,711,596	$33,042,026	4,245,917	$48,061,723

629

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	25,628	$305,237	46,114	$523,170	4,609,692	$55,147,814	6,666,505	$77,285,252

Reinvested dividends	886	11,833	1,184	14,144	130,567	1,740,454	173,459	2,072,829

Shares redeemed	(4,546)	(56,880)	(3,364)	(39,160)	(1,137,922)	(14,097,157)	(624,607)	(7,187,195)

Net increase (decrease)	21,968	$260,190	43,934	$498,154	3,602,337	$42,791,111	6,215,357	$72,170,886

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	109,796	$1,331,207	54,603	$635,017	11,319,379	$137,146,760	15,402,291	$181,034,063

Reinvested dividends	1,526	20,640	2,046	24,753	306,090	4,132,220	509,455	6,169,503

Shares redeemed	(8,833)	(113,235)	(4,634)	(55,090)	(3,194,360)	(39,661,278)	(1,629,029)	(18,877,401)

Net increase (decrease)	102,489	$1,238,612	52,015	$604,680	8,431,109	$101,617,702	14,282,717	$168,326,165

	SA International Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	12,749,793	$129,670,232	11,121,794	$121,626,129	708,841	$7,843,806	391,939	$4,367,057

Reinvested dividends	1,052,909	12,182,156	43,208	492,572	17,039	196,287	262	2,980

Shares redeemed	(7,836,098)	(85,050,293)	(4,584,837)	(49,491,067)	(298,147)	(3,507,187)	(95,349)	(1,065,022)

Net increase (decrease)	5,966,604	$56,802,095	6,580,165	$72,627,634	427,733	$4,532,906	296,852	$3,305,015

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,945,566	$17,813,308	153,380	$1,413,774	12,737	$113,820	7,192	$61,930

Reinvested dividends	1,895,497	20,111,214	2,378,197	19,857,943	44,282	441,490	51,267	405,525

Shares redeemed	(3,826,655)	(35,218,936)	(2,287,418)	(21,463,733)	(63,549)	(624,042)	(51,155)	(457,738)

Net increase (decrease)	14,408	$2,705,586	244,159	$(192,016)	(6,530)	$(68,732)	7,304	$9,717

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	982,550	$7,029,409	763,913	$6,661,672

Reinvested dividends	1,996,684	19,148,196	2,663,730	20,377,538

Shares redeemed	(6,393,861)	(59,530,719)	(3,880,853)	(33,823,409)

Net increase (decrease)	(3,414,627)	$(33,353,114)	(453,210)	$(6,784,199)

	SA Invesco Main Street Large Cap Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,260,597	$22,271,077	135,575	$3,109,740	3,672	$73,186	1,584	$36,375

Reinvested dividends	1,129,038	25,674,322	1,804,039	38,696,633	11,846	269,507	19,081	409,479

Shares redeemed	(2,126,094)	(46,735,210)	(2,077,691)	(47,417,873)	(15,391)	(344,977)	(42,127)	(959,823)

Net increase (decrease)	263,541	$1,210,189	(138,077)	$(5,611,500)	127	$(2,284)	(21,462)	$(513,969)

630

	SA Invesco Main Street Large Cap Portfolio
	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	383,870	$7,601,338	173,663	$3,993,982

Reinvested dividends	346,733	7,843,100	548,422	11,708,807

Shares redeemed	(630,376)	(13,934,231)	(703,997)	(15,974,686)

Net increase (decrease)	100,227	$1,510,207	18,088	$(271,897)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,652	$112,814	16,039	$206,149	11,732,681	$135,723,815	3,936,120	$50,018,670

Reinvested dividends	493	6,085	651	8,502	2,202,871	27,161,403	2,646,792	34,630,474

Shares redeemed	(561)	(6,903)	(9,599)	(126,661)	(12,916,159)	(158,348,547)	(8,133,443)	(104,086,896)

Net increase (decrease)	9,584	$111,996	7,091	$87,990	1,019,393	$4,536,671	(1,550,531)	$(19,437,752)

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,156,172	$33,177,666	657,633	$10,518,826	4,007	$61,289	4,597	$69,166

Reinvested dividends	1,130,589	22,781,378	887,297	13,815,217	36,765	719,117	30,971	469,520

Shares redeemed	(3,241,711)	(60,139,164)	(2,279,007)	(36,070,852)	(75,673)	(1,400,171)	(122,204)	(1,850,835)

Net increase (decrease)	45,050	$(4,180,120)	(734,077)	$(11,736,809)	(34,901)	$(619,765)	(86,636)	$(1,312,149)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	738,220	$13,015,634	556,852	$8,485,305

Reinvested dividends	557,336	10,661,841	463,695	6,890,498

Shares redeemed	(1,710,811)	(29,823,485)	(1,726,547)	(25,505,798)

Net increase (decrease)	(415,255)	$(6,146,010)	(706,000)	$(10,129,995)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	196,968	$3,720,942	169,423	$3,234,496	86,015	$1,598,935	39,165	$747,834
Reinvested dividends	164,455	3,247,981	287,000	5,306,629	25,418	500,995	40,536	748,300
Shares redeemed	(561,560)	(10,598,453)	(565,569)	(10,797,237)	(96,707)	(1,856,752)	(142,292)	(2,729,874)

Net increase (decrease)	(200,137)	$(3,629,530)	(109,146)	$(2,256,112)	14,726	$243,178	(62,591)	$(1,233,740)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,017,195	$19,205,440	1,132,698	$21,415,648

Reinvested dividends	481,560	9,438,571	780,608	14,331,970

Shares redeemed	(1,190,094)	(22,142,388)	(913,774)	(17,242,409)

Net increase (decrease)	308,661	$6,501,623	999,532	$18,505,209

631

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,087,476	$8,369,501	450,705	$3,632,344	14,136	$112,586	12,912	$102,328
Reinvested dividends	188,000	1,695,764	326,322	2,617,103	5,649	50,731	10,851	86,699
Shares redeemed	(1,419,992)	(11,474,748)	(4,942,861)	(38,917,728)	(38,538)	(338,279)	(82,354)	(671,971)

Net increase (decrease)	(144,516)	$(1,409,483)	(4,165,834)	$(32,668,281)	(18,753)	$(174,962)	(58,591)	$(482,944)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,702,066	$12,366,711	1,127,989	$8,944,578

Reinvested dividends	239,206	2,128,937	450,793	3,570,278

Shares redeemed	(3,053,060)	(25,619,293)	(2,731,451)	(21,902,202)

Net increase (decrease)	(1,111,788)	$(11,123,645)	(1,152,669)	$(9,387,346)

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,199,353	$89,208,995	196,762	$7,128,600	15,122	$478,283	14,429	$509,780
Reinvested dividends	2,336,165	76,509,405	2,238,404	78,097,918	25,072	820,365	26,228	914,302
Shares redeemed	(3,417,806)	(110,021,520)	(3,536,366)	(127,618,183)	(53,414)	(1,686,338)	(45,813)	(1,647,047)

Net increase (decrease)	2,117,712	$55,696,880	(1,101,200)	$(42,391,665)	(13,220)	$(387,690)	(5,156)	$(222,965)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	969,968	$28,345,032	345,662	$12,403,953

Reinvested dividends	689,293	22,415,803	621,255	21,545,123

Shares redeemed	(642,890)	(20,717,199)	(854,549)	(30,556,086)

Net increase (decrease)	1,016,371	$30,043,636	112,368	$3,392,990

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	549,795	$7,895,639	80,200	$1,537,749	4,627	$81,079	17,855	$327,080

Reinvested dividends	695,602	12,778,216	1,869,003	33,866,336	6,577	120,554	19,226	347,607

Shares redeemed	(2,222,308)	(38,595,380)	(6,679,888)	(126,665,170)	(46,153)	(756,367)	(41,233)	(783,858)

Net increase (decrease)	(976,911)	$(17,921,525)	(4,730,685)	$(91,261,085)	(34,949)	$(554,734)	(4,152)	$(109,171)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	312,390	$5,184,821	220,775	$4,169,018

Reinvested dividends	79,944	1,454,188	198,410	3,561,459

Shares redeemed	(285,709)	(4,970,663)	(272,676)	(5,173,996)

Net increase (decrease)	106,625	$1,668,346	146,509	$2,556,481

632

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	12,748,749	$123,989,788	20,925,253	$195,965,336	179,013	$1,738,799	84,875	$771,341
Reinvested dividends	2,854,111	27,370,922	3,302,228	30,215,385	21,125	201,953	23,019	209,929
Shares redeemed	(21,515,817)	(201,716,322)	(14,806,935)	(136,722,541)	(184,665)	(1,767,624)	(168,822)	(1,545,441)

Net increase (decrease)	(5,912,957)	$(50,355,612)	9,420,546	$89,458,180	15,473	$173,128	(60,928)	$(564,171)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	16,453,942	$158,265,118	11,807,985	$106,369,186

Reinvested dividends	2,336,347	22,171,936	2,670,004	24,190,238

Shares redeemed	(16,565,051)	(153,002,689)	(10,631,098)	(96,520,920)

Net increase (decrease)	2,225,238	$27,434,365	3,846,891	$34,038,504

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	291,254	$5,731,198	138,294	$2,713,354	15,310	$303,046	36,706	$678,372
Reinvested dividends	1,224,551	28,789,196	1,004,616	18,736,095	93,870	2,099,882	70,761	1,263,077
Shares redeemed	(2,532,534)	(56,040,937)	(1,656,666)	(32,191,177)	(132,700)	(2,817,865)	(172,148)	(3,194,517)

Net increase (decrease)	(1,016,729)	$(21,520,543)	(513,756)	$(10,741,728)	(23,520)	$(414,937)	(64,681)	$(1,253,068)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,062,710	$22,926,560	889,144	$16,213,631

Reinvested dividends	1,145,568	24,824,452	812,029	14,096,826

Shares redeemed	(1,720,162)	(36,658,012)	(1,875,119)	(33,755,877)

Net increase (decrease)	488,116	$11,093,000	(173,946)	$(3,445,420)

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	668,147	$11,228,211	815,008	$14,621,641	414,163	$8,459,576	348,599	$6,113,856

Reinvested dividends	415,250	9,496,766	9,772	174,243	19,086	435,355	121	2,148

Shares redeemed	(2,881,921)	(59,597,382)	(2,636,592)	(46,391,957)	(108,420)	(2,266,464)	(13,160)	(235,601)

Net increase (decrease)	(1,798,524)	$(38,872,405)	(1,811,812)	$(31,596,073)	324,829	$6,628,467	335,560	$5,880,403

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,548,168	$342,971,068	10,418,208	$248,154,303	586,849	$15,507,772	428,743	$10,310,530

Reinvested dividends	2,782,479	79,105,862	280,022	6,980,937	30,334	860,574	2,016	50,211
Shares redeemed	(15,407,363)	(393,800,213)	(10,180,534)	(245,727,041)	(253,640)	(6,781,068)	(133,944)	(3,216,867)

Net increase (decrease)	1,923,284	$28,276,717	517,696	$9,408,199	363,543	$9,587,278	296,815	$7,143,874

633

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,496,984	$34,719,719	1,951,525	$34,025,969	471,704	$7,313,988	304,577	$5,019,175

Reinvested dividends	1,897,153	29,481,760	15,572	270,335	72,613	1,125,506	216	3,753

Shares redeemed	(1,952,846)	(30,483,848)	(2,445,005)	(40,694,488)	(81,937)	(1,335,794)	(51,340)	(842,430)

Net increase (decrease)	2,441,291	$33,717,631	(477,908)	$(6,398,184)	462,380	$7,103,700	253,453	$4,180,498

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,895,254	$108,645,013	2,193,436	$46,241,841	107,861	$1,893,570	43,327	$902,110
Reinvested dividends	3,896,137	69,740,861	4,471,560	90,459,667	169,560	3,038,519	226,202	4,578,320
Shares redeemed	(5,788,510)	(103,189,669)	(5,073,575)	(105,645,695)	(290,055)	(5,277,234)	(340,612)	(7,090,269)

Net increase (decrease)	5,002,881	$75,196,205	1,591,421	$31,055,813	(12,634)	$(345,145)	(71,083)	$(1,609,839)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,518,377	$39,965,225	206,746	$4,282,745

Reinvested dividends	1,982,177	35,262,921	2,483,343	49,964,867

Shares redeemed	(2,820,470)	(50,447,151)	(4,099,267)	(84,844,570)

Net increase (decrease)	1,680,084	$24,780,995	(1,409,178)	$(30,596,958)

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	112	$1,220	64	$679	1,142,386	$12,096,644	1,634,910	$17,320,667
Reinvested dividends	224	2,621	229	2,529	86,030	1,003,870	73,992	816,881
Shares redeemed	(104)	(1,107)	(107)	(1,145)	(219,788)	(2,419,792)	(71,901)	(760,246)

Net increase (decrease)	232	$2,734	186	$2,063	1,008,628	$10,680,722	1,637,001	$17,377,302

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	376,053	$5,371,610	260,112	$3,512,613	13,231	$187,387	9,855	$130,327

Reinvested dividends	3,317,007	50,285,822	4,908,730	62,488,130	20,312	306,704	26,635	338,001

Shares redeemed	(10,181,665)	(147,814,126)	(7,239,366)	(97,696,268)	(44,027)	(660,130)	(58,623)	(783,343)

Net increase (decrease)	(6,488,605)	$(92,156,694)	(2,070,524)	$(31,695,525)	(10,484)	$(166,039)	(22,133)	$(315,015)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	924,482	$13,550,904	489,398	$6,548,934

Reinvested dividends	870,618	13,033,145	1,123,250	14,141,723

Shares redeemed	(1,841,135)	(26,157,520)	(1,649,480)	(21,876,251)

Net increase (decrease)	(46,035)	$426,529	(36,832)	$(1,185,594)

634

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,127,715	$41,972,152	29,733	$716,242	4,042	$85,412	1,501	$35,519
Reinvested dividends	2,544,379	60,632,562	3,432,161	78,047,340	28,237	673,733	42,376	964,893
Shares redeemed	(3,438,406)	(79,340,028)	(4,292,412)	(104,079,607)	(64,075)	(1,369,449)	(61,508)	(1,503,625)

Net increase (decrease)	1,233,688	$23,264,686	(830,518)	$(25,316,025)	(31,796)	$(610,304)	(17,631)	$(503,213)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	757,621	$14,917,531	136,967	$3,341,166

Reinvested dividends	1,350,725	32,012,188	1,905,511	43,121,724

Shares redeemed	(2,451,423)	(57,113,618)	(2,998,480)	(72,321,511)

Net increase (decrease)	(343,077)	$(10,183,899)	(956,002)	$(25,858,621)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	161,189	$2,996,244	188,115	$3,564,545	33,842	$637,438	15,500	$292,156

Reinvested dividends	390,134	7,541,285	464,947	8,680,562	53,283	1,031,559	62,916	1,176,534

Shares redeemed	(1,057,193)	(19,977,539)	(1,292,249)	(24,408,774)	(163,507)	(3,128,279)	(239,429)	(4,510,494)

Net increase (decrease)	(505,870)	$(9,440,010)	(639,187)	$(12,163,667)	(76,382)	$(1,459,282)	(161,013)	$(3,041,804)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,066,002	$20,082,294	1,215,844	$22,801,585

Reinvested dividends	805,594	15,531,860	885,801	16,502,481

Shares redeemed	(1,446,503)	(26,967,815)	(1,932,732)	(36,187,463)

Net increase (decrease)	425,093	$8,646,339	168,913	$3,116,603

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,255,519	$53,535,185	4,641,979	$51,702,826	1,126,270	$12,004,204	683,452	$7,642,421

Reinvested dividends	512,599	6,166,563	42,768	490,126	29,798	356,976	1,280	14,627

Shares redeemed	(3,991,620)	(43,861,162)	(3,254,167)	(35,908,403)	(277,520)	(3,121,312)	(51,162)	(568,122)

Net increase (decrease)	1,776,498	$15,840,586	1,430,580	$16,284,549	878,548	$9,239,868	633,570	$7,088,926

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,886,382	$25,690,154	930,451	$9,606,091	19,019	$181,039	25,535	$259,073

Reinvested dividends	1,048,920	10,772,414	2,018,053	19,918,185	26,306	269,108	56,333	554,315

Shares redeemed	(4,295,841)	(41,557,133)	(5,087,596)	(51,004,553)	(133,851)	(1,308,881)	(134,529)	(1,350,225)

Net increase (decrease)	(360,538)	$(5,094,565)	(2,139,092)	$(21,480,277)	(88,526)	$(858,734)	(52,661)	$(536,837)

635

	SA Morgan Stanley International Equities Portfolio
	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	782,412	$7,286,217	589,089	$5,914,094

Reinvested dividends	398,153	4,061,161	816,200	8,015,083

Shares redeemed	(1,616,867)	(15,655,141)	(1,836,448)	(18,322,434)

Net increase (decrease)	(436,302)	$(4,307,762)	(431,159)	$(4,393,257)

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,254,966	$36,972,254	981,895	$13,235,112	59,138	$757,734	33,666	$479,274

Reinvested dividends	546,204	7,182,585	22,747	328,230	16,207	213,449	630	9,108

Shares redeemed	(2,501,261)	(31,569,828)	(2,375,470)	(33,154,462)	(83,238)	(1,061,876)	(115,407)	(1,614,602)

Net increase (decrease)	1,299,909	$12,585,011	(1,370,828)	$(19,591,120)	(7,893)	$(90,693)	(81,111)	$(1,126,220)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	4,302,947	$50,546,787	2,458,444	$34,148,462

Reinvested dividends	747,116	9,809,635	25,575	368,540

Shares redeemed	(4,058,097)	(51,838,144)	(5,059,992)	(70,814,318)

Net increase (decrease)	991,966	$8,518,278	(2,575,973)	$(36,297,316)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	1,744,704	$19,547,376	2,316,757	$24,132,026

Reinvested dividends	785	8,665	63	697	7,155,273	78,636,452	651,440	7,204,932

Shares redeemed	—	—	—	—	(12,362,909)	(135,906,560)	(10,265,527)	(108,515,794)

Net increase (decrease)	785	$8,665	63	$697	(3,462,932)	$(37,722,732)	(7,297,330)	$(77,178,836)

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,613,617	$40,265,609	2,055,774	$11,610,501	55,533	$301,797	76,120	$423,026

Reinvested dividends	1,591,230	8,608,552	1,895,850	10,161,756	74,911	405,270	105,607	566,053

Shares redeemed	(7,882,881)	(42,378,921)	(11,797,329)	(67,141,318)	(250,717)	(1,347,412)	(256,946)	(1,443,257)

Net increase (decrease)	1,321,966	$6,495,240	(7,845,705)	$(45,369,061)	(120,273)	$(640,345)	(75,219)	$(454,178)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	4,225,487	$22,598,070	4,385,629	$24,320,089

Reinvested dividends	1,513,981	8,130,080	2,075,270	11,040,438

Shares redeemed	(6,461,385)	(34,110,556)	(7,647,723)	(42,417,474)

Net increase (decrease)	(721,917)	$(3,382,406)	(1,186,824)	$(7,056,947)

636

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,292,462	$34,960,606	1,044,207	$10,566,055	19,101	$160,817	13,550	$135,298

Reinvested dividends	390,349	3,645,863	974,918	9,515,197	9,900	93,061	30,841	302,860

Shares redeemed	(2,415,413)	(21,183,239)	(1,687,184)	(16,537,618)	(46,842)	(399,138)	(72,766)	(720,161)

Net increase (decrease)	2,267,398	$17,423,230	331,941	$3,543,634	(17,841)	$(145,260)	(28,375)	$(282,003)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	1,237,757	$9,808,272	343,511	$3,354,642

Reinvested dividends	241,490	2,265,172	708,695	6,945,209

Shares redeemed	(1,787,099)	(16,406,666)	(1,951,504)	(19,178,308)

Net increase (decrease)	(307,852)	$(4,333,222)	(899,298)	$(8,878,457)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,746	$28,901	8,124	$90,093	3,100,648	$32,595,686	2,299,826	$25,425,527

Reinvested dividends	295	3,202	920	10,465	932,759	10,111,114	1,883,129	21,431,499

Shares redeemed	(777)	(8,040)	(11,266)	(128,700)	(5,509,553)	(59,451,001)	(3,822,695)	(42,367,842)

Net increase (decrease)	2,264	$24,063	(2,222)	$(28,142)	(1,476,146)	$(16,744,201)	360,260	$4,489,184

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,203,168	$42,544,831	3,516,589	$39,326,572	851,557	$9,102,558	612,969	$6,787,156

Reinvested dividends	895,496	10,710,133	—	—	58,932	701,876	—	—

Shares redeemed	(3,560,006)	(38,291,403)	(5,736,817)	(62,258,612)	(224,744)	(2,695,665)	(66,394)	(737,516)

Net increase (decrease)	1,538,658	$14,963,561	(2,220,228)	$(22,932,040)	685,745	$7,108,769	546,575	$6,049,640

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,809	$137,062	9,214	$101,408	11,378,841	$135,905,944	9,178,308	$102,397,071

Reinvested dividends	486	6,445	440	5,107	322,366	4,266,959	287,097	3,340,843

Shares redeemed	(12,390)	(164,176)	(613)	(6,832)	(2,475,940)	(31,822,760)	(433,964)	(4,765,654)

Net increase (decrease)	(95)	$(20,669)	9,041	$99,683	9,225,267	$108,350,143	9,031,441	$100,972,260

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	86	$1,021	1,200	$14,715	7,883,661	$88,490,737	8,559,496	$103,311,752

Reinvested dividends	171	2,180	779	9,626	3,007,017	38,309,398	5,656,131	70,022,900

Shares redeemed	(132)	(1,615)	(11,079)	(138,228)	(14,994,413)	(183,313,554)	(6,011,726)	(72,183,339)

Net increase (decrease)	125	$1,586	(9,100)	$(113,887)	(4,103,735)	$(56,513,419)	8,203,901	$101,151,313

637

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,936	$81,713	6	$74	4,908,525	$66,245,177	5,943,704	$73,723,406

Reinvested dividends	1,127	14,992	645	8,165	55,936,449	743,954,777	34,936,115	441,941,852

Shares redeemed	(3,242)	(44,625)	(368)	(4,652)	(99,341,239)	(1,316,134,268)	(103,243,624)	(1,309,922,191)

Net increase (decrease)	3,821	$52,080	283	$3,587	(38,496,265)	$(505,934,314)	(62,363,805)	$(794,256,933)

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	229	$2,965	79	$1,002	2,448,997	$32,949,328	4,295,017	$54,261,367

Reinvested dividends	808	10,749	539	6,913	23,765,025	316,550,137	15,316,340	196,814,965

Shares redeemed	(3,091)	(42,142)	(290)	(3,705)	(50,334,920)	(669,543,405)	(54,236,097)	(695,508,725)

Net increase (decrease)	(2,054)	$(28,428)	328	$4,210	(24,120,898)	$(320,043,940)	(34,624,740)	$(444,432,393)

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,983	$81,616	—	$—	7,955,776	$84,945,876	11,985,772	$127,318,367

Reinvested dividends	413	4,829	88	988	957,701	11,201,753	211,979	2,398,542

Shares redeemed	(32)	(387)	—	—	(6,043,930)	(65,347,561)	(882,459)	(9,449,252)

Net increase (decrease)	7,364	$86,058	88	$988	2,869,547	$30,800,068	11,315,292	$120,267,657

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2021		For the year ended January 31, 2020		For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	540,542	$13,508,066	53,493	$1,246,543	7,140	$194,954	263	$5,922

Reinvested dividends	243,307	7,622,812	249,992	5,554,829	8,337	254,368	9,168	199,049

Shares redeemed	(773,585)	(20,910,516)	(458,763)	(10,568,196)	(18,505)	(512,205)	(24,194)	(548,270)

Net increase (decrease)	10,264	$220,362	(155,278)	$(3,766,824)	(3,028)	$(62,883)	(14,763)	$(343,299)

	Class 3
	For the year ended January 31, 2021		For the year ended January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	726,916	$20,355,489	440,676	$9,967,563

Reinvested dividends	122,582	3,662,765	99,960	2,130,159

Shares redeemed	(452,761)	(12,885,602)	(316,739)	(6,963,572)

Net increase (decrease)	396,737	$11,132,652	223,897	$5,134,150

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended January 31, 2021:

Portfolio	National Financial Services, LLC	Oppenheimer & Co., Inc.
SA Fidelity Institutional AM® International Growth	$12,287	$—
SA Fidelity Institutional AM® Real Estate	29,389	—
SA Invesco Growth Opportunities	—	740
SA Invesco Main Street Large Cap	—	301

638

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended January 31, 2021, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$43,863	$—	$1,070,093	$1,417,286	$256,876	$(8,531)	$466,432	$2,688,404
SA Fixed Income Index Portfolio, Class 1	344,133	52,564	10,974,686	7,699,436	2,238,133	266,510	(54,395)	16,648,104
SA Fixed Income Intermediate Index Portfolio, Class 1	149,973	—	5,870,082	4,575,090	1,290,374	106,743	17,787	9,279,328
SA International Index Portfolio, Class 1	333,983	—	10,743,638	7,852,984	2,995,273	5,131	1,909,354	17,515,834
SA Large Cap Index Portfolio, Class 1	222,958	206,114	10,182,947	6,816,711	2,281,692	199,984	1,883,949	16,801,899
SA Mid Cap Index Portfolio, Class 1	32,638	28,564	2,052,131	1,409,637	397,191	(6,552)	614,802	3,672,827
SA Small Cap Index Portfolio, Class 1	11,885	58,151	718,714	1,101,077	255,499	(36,333)	460,119	1,988,078

	$1,139,433	$345,393	$41,612,291	$30,872,221	$9,715,038	$526,952	$5,298,048	$68,594,474

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$57,930	$—	$1,629,709	$1,553,474	$310,573	$38,139	$657,462	$3,568,211
SA Fixed Income Index Portfolio, Class 1	180,054	27,501	6,679,359	3,773,647	1,780,854	212,899	(64,576)	8,820,475
SA Fixed Income Intermediate Index Portfolio, Class 1	78,004	—	3,572,221	2,188,797	1,023,842	87,773	(6,125)	4,818,824
SA International Index Portfolio, Class 1	335,780	—	12,528,472	6,490,017	2,499,385	(39,732)	1,673,449	18,152,821
SA Large Cap Index Portfolio, Class 1	225,965	208,895	12,246,729	5,856,570	2,471,454	135,678	1,791,008	17,558,531
SA Mid Cap Index Portfolio, Class 1	32,937	28,824	2,405,383	1,239,316	414,723	(2,282)	579,170	3,806,864
SA Small Cap Index Portfolio, Class 1	18,100	88,562	1,511,149	1,247,256	445,431	59,870	611,778	2,984,622

	$928,770	$353,782	$40,573,022	$22,349,077	$8,946,262	$492,345	$5,242,166	$59,710,348

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$205,895	$—	$6,677,106	$4,781,767	$1,083,814	$(22,234)	$2,302,689	$12,655,514
SA Fixed Income Index Portfolio, Class 1	257,457	39,324	9,904,782	7,159,982	6,430,097	542,195	(284,167)	10,892,695
SA Fixed Income Intermediate Index Portfolio, Class 1	110,573	—	5,219,002	4,347,655	3,777,413	257,180	(123,640)	5,922,784
SA International Index Portfolio, Class 1	1,510,364	—	59,017,581	21,625,659	6,589,749	(174,744)	7,076,133	80,954,880

639

SA Global Index Allocation 90/10 Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2021
SA Large Cap Index Portfolio, Class 1	$913,635	$844,614	$52,826,146	$20,246,061	$9,752,464	$130,695	$7,150,441	$70,600,879
SA Mid Cap Index Portfolio, Class 1	156,478	136,941	12,136,772	4,976,964	2,023,632	(318,290)	2,940,742	17,712,556
SA Small Cap Index Portfolio, Class 1	77,473	379,077	7,603,074	4,603,193	2,115,006	(101,921)	2,728,965	12,718,305

	$3,231,875	$1,399,956	$153,384,463	$67,741,281	$31,772,175	$312,881	$21,791,163	$211,457,613

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$1,100,787	$1,017,627	$59,147,134	$22,007,890	$10,839,426	$1,590,772	$8,497,264	$80,403,634
SA Mid Cap Index Portfolio, Class 1	94,855	83,012	7,029,271	3,046,179	1,378,813	(12,494)	1,640,155	10,324,298
SA Small Cap Index Portfolio, Class 1	74,870	366,343	6,341,994	4,562,752	1,755,187	(41,142)	3,024,217	12,132,634
SA Fixed Income Index Portfolio, Class 1	998,749	152,551	37,455,128	15,695,575	7,253,415	801,715	8,922	46,707,925
SA Fixed Income Intermediate Index Portfolio, Class 1	429,691	—	20,301,133	9,811,688	4,421,040	366,655	81,129	26,139,565
SA International Index Portfolio, Class 1	328,101	—	13,248,790	5,763,350	3,312,049	(205,671)	1,720,985	17,215,405

	$3,027,053	$1,619,533	$143,523,450	$60,887,434	$28,959,930	$2,499,835	$14,972,672	$192,923,461

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$912,423	$139,365	$34,914,657	$14,880,150	$9,442,508	$1,078,989	$(237,604)	$41,193,684
SA Fixed Income Intermediate Index Portfolio, Class 1	391,809	—	18,793,276	7,969,251	4,601,013	380,149	48,196	22,589,859
SA International Index Portfolio, Class 1	950,748	—	38,031,211	13,278,616	5,258,943	(243,653)	4,369,209	50,176,440
SA Large Cap Index Portfolio, Class 1	2,500,971	2,312,035	138,657,062	37,971,902	15,688,488	3,070,882	19,042,329	183,053,687
SA Mid Cap Index Portfolio, Class 1	346,774	303,478	26,262,930	9,195,696	4,675,345	97,628	6,254,763	37,135,672
SA Small Cap Index Portfolio, Class 1	136,885	669,787	11,850,988	7,547,128	2,341,167	(236,092)	5,553,186	22,374,043

	$5,239,610	$3,424,665	$268,510,124	$90,842,743	$42,007,464	$4,147,903	$35,030,079	$356,523,385

†	Includes reinvestments of distributions paid.

640

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$7,074,990	$6,540,504	$405,222,259	$109,513,680	$50,324,290	$7,246,372	$51,129,215	$522,787,236
SA Mid Cap Index Portfolio, Class 1	893,675	782,096	68,974,781	22,970,925	10,994,649	207,970	15,476,009	96,635,036
SA Small Cap Index Portfolio, Class 1	352,529	1,724,943	34,589,878	18,043,369	6,526,744	(1,603,423)	13,741,914	58,244,994
SA Fixed Income Index Portfolio, Class 1	1,175,049	179,480	45,132,190	27,539,238	26,047,710	2,854,519	(1,631,673)	47,846,564
SA Fixed Income Intermediate Index Portfolio, Class 1	505,082	—	23,830,000	10,167,141	8,628,232	749,934	(181,212)	25,937,631
SA International Index Portfolio, Class 1	3,354,822	—	127,974,093	47,193,920	14,394,037	(720,226)	16,473,810	176,527,560

	$13,356,147	$9,227,023	$705,723,201	$235,428,273	$116,915,662	$8,735,146	$95,008,063	$927,979,021

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2021
American International Group, Inc. — Common Stock	$100,832	$—	$3,813,829	$105,828	$58,087	$(18,318)	$(909,454)	$2,933,798

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at January 31, 2021
American International Group, Inc.
Common Stock	$25,974	$—	$921,014	$59,647	$135,676	$(69,047)	$(126,017)	$649,921

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$36,654,860	$364,297,148	$50,381,967	$72,604,392	$7,670,060	$67,387,789	$417,132,572
SA DFA Ultra Short Bond Portfolio, Class 1	1,144,633	—	84,664,199	1,287,451	15,509,610	163,388	(1,207,056)	69,398,372
SA Emerging Markets Equity Index Portfolio, Class 1	915,140	—	38,721,104	6,002,999	5,301,123	(333,527)	10,866,020	49,955,473
SA Federated Hermes Corporate Bond Portfolio, Class 1	10,466,676	3,589,019	256,710,361	35,358,533	29,634,352	459,054	1,341,692	264,235,288
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	894,763	2,002,200	28,926,877	21,284,821	4,929,319	(1,696,601)	3,434,910	47,020,688
SA Fidelity Institutional International Growth Portfolio, Class 1	683,628	6,877,936	215,188,295	22,451,145	35,953,150	4,879,333	33,262,487	239,828,110

641

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SA Fixed Income Index Portfolio, Class 1	$3,342,836	$510,592	$176,781,940	$4,169,716	$29,084,041	$2,949,252	$1,318,875	$156,135,742
SA Fixed Income Intermediate Index Portfolio, Class 1	2,342,267	—	130,829,069	15,105,840	22,903,368	1,455,081	1,511,969	125,998,591
SA Franklin Small Company Value Portfolio, Class 1	1,038,076	4,528,285	90,979,387	14,835,073	9,166,694	(5,428,100)	10,595,103	101,814,769
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	1,213,392	664,623	69,735,676	13,629,125	9,184,894	68,348	7,088,057	81,336,312
SA Goldman Sachs Global Bond Portfolio, Class 1	216,865	—	36,487,230	287,151	4,240,898	71,275	2,576,338	35,181,096
SA International Index Portfolio, Class 1	2,653,381	—	133,993,010	6,888,816	15,590,274	785,622	7,632,971	133,710,145
SA Invesco Growth Opportunities Portfolio, Class 1	—	14,386,553	112,319,754	24,822,051	24,410,963	264,924	43,858,690	156,854,456
SA Janus Focused Growth Portfolio, Class 1	94,511	9,274,472	98,158,918	30,610,492	18,729,900	5,602,863	25,911,741	141,554,114
SA JPMorgan Emerging Markets Portfolio, Class 1	653,474	—	34,154,856	1,814,975	3,710,786	1,146,923	7,439,193	40,845,161
SA JPMorgan Equity-Income Portfolio, Class 1	8,142,574	28,576,640	396,871,448	73,329,939	58,520,597	1,093,620	(18,833,537)	393,940,873
SA JPMorgan Global Equities Portfolio, Class 1	2,682,927	4,882,983	193,182,928	11,882,197	19,455,845	(1,527,312)	13,414,535	197,496,503
SA JPMorgan MFS Core Bond Portfolio, Class 1	16,975,765	—	683,242,680	92,200,360	125,241,683	4,345,114	10,147,951	664,694,422
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	162,087	11,826,868	106,583,351	12,164,670	28,602,245	4,762,401	20,239,251	115,147,428
SA Large Cap Growth Index Portfolio, Class 1	1,989,525	3,957,077	162,697,278	11,245,319	29,023,817	8,057,002	31,508,971	184,484,753

642

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SA Large Cap Index Portfolio, Class 1	$17,548,012	$16,222,335	$1,096,669,068	$106,880,058	$146,537,590	$51,196,895	$111,172,894	$1,219,381,325
SA Large Cap Value Index Portfolio, Class 1	2,875,257	11,668,941	135,952,681	28,807,771	15,903,368	585,361	(9,251,189)	140,191,256
SA Legg Mason BW Large Cap Value Portfolio, Class 1	5,971,120	17,290,807	258,445,878	79,270,115	29,969,599	(11,536,802)	7,547,744	303,757,336
SA MFS Blue Chip Growth Portfolio, Class 1	2,059,839	30,922,942	373,861,445	33,620,612	91,523,599	29,952,326	26,348,492	372,259,276
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,325,709	29,712,489	330,368,186	57,674,309	37,699,264	2,366,198	12,514,358	365,223,787
SA Mid Cap Index Portfolio, Class 1	835,115	730,848	84,639,478	1,697,749	8,416,438	235,441	10,931,521	89,087,751
SA Morgan Stanley International Equities Portfolio, Class 1	3,949,392	3,316,300	212,301,445	22,261,052	23,855,051	638,565	15,007,171	226,353,182
SA PIMCO RAE International Value Portfolio, Class 1	3,981,496	—	168,167,354	11,752,568	17,629,604	(4,810,086)	329,560	157,809,792
SA PineBridge High- Yield Bond Portfolio, Class 1	3,125,173	—	50,176,349	7,921,817	5,831,235	88,138	676,259	53,031,328
SA Small Cap Index Portfolio, Class 1	597,644	2,924,302	83,867,739	3,667,802	8,572,985	123,363	17,580,895	96,666,814
SA WellsCap Aggressive Growth Portfolio, Class 1	—	3,677,729	50,937,361	5,179,658	9,457,670	3,166,145	19,010,533	68,836,027
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	3,313,159	11,647,109	177,789,553	39,111,699	21,204,490	1,734,284	11,710,157	209,141,203
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	15,963,913	12,707,100	628,140,228	96,607,749	106,940,560	6,172,763	(6,790,158)	617,190,022

643

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SA Multi-Managed International Equity Portfolio, Class 1	$3,466,599	$3,071,959	$185,889,400	$27,889,990	$21,204,490	$(1,079,782)	$22,720,565	$214,215,683
SA Multi-Managed Large Cap Growth Portfolio, Class 1	432,660	27,088,031	218,321,643	34,896,697	79,410,720	17,329,112	35,315,451	226,452,183
SA Multi-Managed Large Cap Value Portfolio, Class 1	6,017,352	19,538,114	354,975,156	54,287,119	38,656,636	(5,989,364)	(4,352,761)	360,263,514
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	12,479,352	100,557,297	16,169,137	20,758,792	3,435,911	21,776,289	121,179,842
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,521,042	4,494,956	132,473,096	11,840,926	13,436,946	(5,685,656)	10,620,867	135,812,287
SA Multi-Managed Small Cap Portfolio, Class 1	227,771	10,762,210	86,774,531	11,135,838	8,572,985	(1,805,871)	6,338,245	93,869,758
SA T. Rowe Price Growth Stock Portfolio, Class 1	90,237	31,935,252	323,637,715	49,094,783	96,980,239	6,458,324	62,685,089	344,895,672
SA Wellington Real Return Portfolio, Class 1	4,570,554	1,185,712	173,260,032	6,072,555	19,084,042	1,062,153	2,890,198	164,200,896
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	22,002,332	244,691,849	37,373,023	162,182,693	1,756,866	88,028,486	209,667,531
SA Wellington Government & Quality Bond Portfolio, Class 1	12,923,182	755,256	584,569,458	156,379,846	97,097,566	4,162,375	5,744,999	653,759,112

	$147,407,746	$401,866,184	$9,470,992,451	$1,349,345,513	$1,642,724,513	$134,345,379	$748,051,615	$10,060,010,445

†	Includes reinvestments of distributions paid.

644

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$18,271,719	$191,046,543	$25,182,296	$41,521,084	$10,531,721	$27,625,452	$212,864,928
SA AB Small & Mid Cap Value Portfolio, Class 1	770,462	2,299,724	81,517,179	25,468,564	9,710,485	(6,260,650)	22,288,097	113,302,705
SA DFA Ultra Short Bond Portfolio, Class 1	486,889	—	36,893,821	644,013	7,856,194	83,792	(526,985)	29,238,447
SA Dogs of Wall Street Portfolio, Class 1	3,790,693	21,091,696	151,319,286	47,122,233	17,946,603	(246,057)	(568,551)	179,680,308
SA Emerging Markets Equity Index Portfolio, Class 1	567,162	—	26,695,406	680,984	2,774,425	(103,113)	6,328,934	30,827,786
SA Federated Hermes Corporate Bond Portfolio, Class 1	3,647,906	1,250,866	87,231,011	13,340,450	10,134,408	86,106	777,360	91,300,519
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	493,107	1,103,419	26,448,971	4,010,348	2,774,425	(527,171)	(1,437,273)	25,720,450
SA Fidelity Institutional International Growth Portfolio, Class 1	232,227	2,342,081	73,768,148	7,715,773	14,323,273	2,078,387	11,814,810	81,053,845
SA Fixed Income Index Portfolio, Class 1	1,491,848	227,868	72,935,574	2,038,418	7,768,388	954,092	1,046,169	69,205,865
SA Fixed Income Intermediate Index Portfolio, Class 1	1,161,398	—	68,598,859	7,468,718	15,490,946	865,665	516,725	61,959,021
SA Franklin Small Company Value Portfolio, Class 1	406,895	1,774,955	33,452,559	5,318,437	3,460,042	(1,877,354)	4,705,765	38,139,365
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	834,921	458,618	49,749,822	7,843,947	6,016,578	120,152	3,991,456	55,688,799
SA Goldman Sachs Global Bond Portfolio, Class 1	168,209	—	36,487,021	304,796	11,329,309	(467,512)	2,027,451	27,022,447
SA International Index Portfolio, Class 1	1,594,942	—	68,728,547	12,936,408	8,323,272	575,897	5,852,343	79,769,923
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,095,395	24,044,179	4,097,836	5,540,560	(623,887)	10,154,539	32,132,107
SA Invesco Main Street Large Cap Portfolio, Class 1	2,705,506	17,455,803	252,179,991	37,299,530	35,244,243	5,149,063	11,228,178	270,612,519
SA Janus Focused Growth Portfolio, Class 1	108,477	10,645,017	154,664,667	11,436,426	31,646,545	9,146,610	23,556,529	167,157,687
SA JPMorgan Emerging Markets Portfolio, Class 1	302,318	—	14,831,267	1,470,611	1,664,655	(283,238)	4,417,173	18,771,158
SA JPMorgan Equity-Income Portfolio, Class 1	5,051,472	17,728,311	229,592,265	56,849,710	25,992,434	413,650	(9,217,227)	251,645,964
SA JPMorgan Global Equities Portfolio, Class 1	1,272,437	2,315,862	94,346,650	5,975,295	13,107,353	(818,700)	6,463,344	92,859,236
SA JPMorgan MFS Core Bond Portfolio, Class 1	6,124,871	—	256,290,659	22,217,563	54,463,397	1,322,597	3,340,887	228,708,309
SA JPMorgan Mid Cap Growth Portfolio, Class 1	110,496	8,062,480	64,703,038	10,457,532	14,936,061	4,726,557	13,051,952	78,003,018
SA Large Cap Growth Index Portfolio, Class 1	963,727	1,916,811	85,059,641	3,256,151	16,155,600	4,489,499	14,442,076	91,091,767
SA Large Cap Index Portfolio, Class 1	7,903,157	7,306,108	503,829,158	57,485,707	90,488,486	31,204,478	43,280,023	545,310,880
SA Large Cap Value Index Portfolio, Class 1	2,481,843	10,072,308	109,505,715	29,566,350	12,484,909	581,806	(6,910,462)	120,258,500
SA Legg Mason BW Large Cap Value Portfolio, Class 1	4,284,621	12,407,147	189,287,489	51,452,344	22,108,239	(6,617,032)	4,190,501	216,205,063
SA MFS Blue Chip Growth, Class 1	878,448	13,187,528	153,754,276	14,748,909	29,646,547	1,970,757	22,431,791	163,259,186
SA MFS Massachusetts Investors Trust Portfolio, Class 1	1,722,534	22,006,521	251,079,818	38,867,276	34,244,242	3,714,699	9,083,557	268,501,108
SA Mid Cap Index Portfolio, Class 1	508,768	445,246	46,393,637	5,631,659	5,548,848	307,740	6,923,496	53,707,684
SA Morgan Stanley International Equities Portfolio, Class 1	717,369	602,374	38,042,115	3,790,477	4,161,637	(475,022)	3,627,607	40,823,540
SA PIMCO RAE International Value Portfolio, Class 1	3,200,110	—	116,145,261	22,169,221	13,872,122	(4,275,412)	5,464,042	125,630,990
SA PineBridge High-Yield Bond Portfolio, Class 1	1,038,095	—	18,053,638	1,117,770	1,942,096	53,563	179,255	17,462,130

645

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SA Putnam International Growth and Income Portfolio, Class 1	$2,135,729	$149,034	$84,044,500	$15,683,140	$9,710,485	$(984,408)	$8,565,935	$97,598,682
SA Small Cap Index Portfolio, Class 1	321,751	1,574,343	44,654,954	2,078,209	4,613,389	172,408	9,433,820	51,726,002
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	1,366,596	4,804,142	72,091,543	16,612,204	8,323,273	386,894	5,410,456	86,177,824
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,276,733	3,404,232	184,631,397	17,468,565	37,000,450	1,012,401	(1,074,668)	165,037,245
SA Multi-Managed International Equity Portfolio, Class 1	1,520,717	1,347,598	87,801,533	6,778,074	9,987,927	72,526	9,148,953	93,813,159
SA Multi-Managed Large Cap Growth Portfolio, Class 1	363,184	22,738,253	172,471,669	23,864,045	45,001,488	8,697,411	29,821,280	189,852,917
SA Multi-Managed Large Cap Value Portfolio, Class 1	4,799,922	15,585,162	265,423,112	57,402,980	29,599,184	(6,161,403)	(56,996)	287,008,509
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	9,106,693	77,885,222	9,425,395	17,268,388	3,293,568	15,027,198	88,362,995
SA Multi-Managed Mid Cap Value Portfolio, Class 1	622,830	1,840,576	51,544,732	6,391,050	5,548,850	(1,926,071)	5,084,202	55,545,063
SA Multi-Managed Small Cap Portfolio, Class 1	288,259	13,620,310	105,493,436	16,318,329	10,162,237	(454,606)	7,538,875	118,733,797
SA Wellington Real Return Portfolio, Class 1	1,641,516	425,849	61,776,236	2,340,538	6,658,619	222,084	1,213,160	58,893,399
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	4,216,433	246,416	207,119,638	32,921,180	43,333,163	1,588,107	1,509,115	199,804,877

	$76,574,578	$250,910,465	$5,021,614,183	$745,249,461	$799,884,859	$61,720,594	$341,770,344	$5,370,469,723

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,476,182	$225,475	$61,327,829	$23,849,011	$19,691,970	$2,220,584	$(614,376)	$67,091,078
SA Fixed Income Intermediate Index Portfolio, Class 1	644,932	—	32,850,689	15,134,856	11,323,320	959,241	(156,030)	37,465,436
SA International Index Portfolio, Class 1	841,111	—	34,898,624	14,889,842	10,129,535	(660,248)	4,670,659	43,669,342
SA Large Cap Index Portfolio, Class 1	2,446,596	2,261,766	146,750,377	42,295,119	37,155,212	2,894,306	19,526,993	174,311,583
SA Mid Cap Index Portfolio, Class 1	281,962	246,758	22,938,567	8,528,861	6,940,873	(682,881)	5,779,632	29,623,306
SA Small Cap Index Portfolio, Class 1	148,476	726,501	13,795,682	8,913,975	4,968,068	(265,713)	6,118,199	23,594,075

	$5,839,259	$3,460,500	$312,561,768	$113,611,664	$90,208,978	$4,465,289	$35,325,077	$375,754,820

†	Includes reinvestments of distributions paid.

646

At January 31, 2021, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index
USL	2.73%	3.82%	3.08%	9.91%	6.01%	4.05%	3.00%	0.32%
AGL	61.35%	73.53%	96.63%	85.94%	91.68%	70.47%	53.26%	6.28%
VALIC	0.19%	0.23%	0.29%	4.15%	2.31%	0.45%	0.94%	0.09%
Seasons Series Trust Allocation Balanced Portfolio	0.29%	0.26%	—	—	—	0.01%	—	1.43%
Seasons Series Trust Allocation Growth Portfolio	0.61%	0.49%	—	—	—	0.02%	—	3.97%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.92%	0.85%	—	—	—	0.04%	—	5.49%
Seasons Series Trust Allocation Moderate Portfolio	0.49%	0.43%	—	—	—	0.03%	—	2.44%
SAST SunAmerica VCP Dynamic Allocation Portfolio	22.02%	—	—	—	—	17.54%	—	40.08%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.24%	20.39%	—	—	—	7.39%	42.80%	24.73%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	2.16%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	2.86%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	10.15%

Holder	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U. S. Equity Smat Beta	SA Global Index Allocation 60/40
USL	3.79%	0.14%	3.58%	1.11%	0.85%	2.87%	0.12%	11.19%
AGL	68.73%	1.16%	67.57%	9.17%	6.98%	53.81%	1.40%	85.41%
VALIC	0.45%	0.01%	0.11%	0.72%	0.17%	0.22%	—	3.40%
Seasons Series Trust Allocation Balanced Portfolio	0.31%	0.70%	0.35%	2.42%	3.69%	0.44%	1.11%	—
Seasons Series Trust Allocation Growth Portfolio	0.54%	2.22%	0.77%	1.23%	1.09%	0.99%	1.80%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.98%	3.00%	1.17%	3.32%	4.06%	1.44%	2.88%	—

647

Holder	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U. S. Equity Smat Beta	SA Global Index Allocation 60/40
Seasons Series Trust Allocation Moderate Portfolio	0.52%	1.33%	0.62%	2.36%	3.49%	0.67%	1.56%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	18.34%	68.34%	16.70%	26.78%	31.35%	28.78%	54.10%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	6.34%	23.10%	9.13%	11.87%	15.42%	10.78%	37.03%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	8.01%	6.51%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	7.06%	5.62%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	8.21%	6.46%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	11.51%	9.33%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	2.85%	2.31%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	1.51%	1.20%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	1.87%	1.47%	—	—	—

Holder	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
USL	9.30%	7.25%	6.09%	9.30%	11.88%	15.14%	8.16%	0.09%
AGL	86.77%	89.55%	77.85%	84.21%	84.26%	81.36%	87.24%	1.69%
VALIC	3.93%	3.20%	0.69%	6.49%	3.86%	3.50%	4.60%	0.06%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	—	0.19%
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	—	0.59%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	—	0.79%
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	—	0.36%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	8.69%	—	—	—	—	20.83%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	6.68%	—	—	—	—	12.43%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	2.68%
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	7.82%

648

Holder	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	27.50%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	6.80%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	2.73%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	2.83%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	12.61%

Holder	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Invesco VCP Equity- Income	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities
USL	2.36%	1.48%	10.78%	1.90%	6.31%	3.51%	1.58%	0.90%
AGL	47.22%	30.71%	87.48%	35.64%	92.75%	66.69%	34.98%	21.91%
VALIC	0.09%	0.28%	1.74%	0.18%	0.94%	0.26%	0.15%	0.01%
Seasons Series Trust Allocation Balanced Portfolio	0.36%	1.05%	—	0.49%	—	0.69%	0.66%	—
Seasons Series Trust Allocation Growth Portfolio	0.87%	2.25%	—	1.12%	—	1.91%	1.28%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.20%	3.37%	—	1.63%	—	2.65%	1.83%	—
Seasons Series Trust Allocation Moderate Portfolio	0.61%	1.80%	—	0.88%	—	1.24%	1.09%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	39.25%	—	—	26.67%	—	15.79%	35.65%	52.50%
SAST SunAmerica VCP Dynamic Strategy Portfolio	8.04%	59.06%	—	31.49%	—	7.26%	22.78%	24.68%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

649

Holder	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth
USL	2.86%	3.15%	0.41%	0.09%	0.52%	2.29%	4.04%	1.25%
AGL	48.66%	58.02%	4.89%	1.62%	3.84%	58.02%	95.05%	22.44%
VALIC	0.37%	0.20%	0.27%	0.04%	0.13%	0.08%	0.91%	0.20%
Seasons Series Trust Allocation Balanced Portfolio	1.53%	0.32%	0.73%	0.26%	1.08%	0.41%	—	0.41%
Seasons Series Trust Allocation Growth Portfolio	0.35%	0.76%	1.69%	0.62%	2.03%	0.81%	—	0.88%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.54%	1.09%	2.48%	0.87%	3.24%	1.22%	—	1.34%
Seasons Series Trust Allocation Moderate Portfolio	1.30%	0.58%	1.36%	0.44%	1.87%	0.65%	—	0.69%
SAST SunAmerica VCP Dynamic Allocation Portfolio	32.28%	21.39%	59.02%	41.38%	46.99%	21.33%	—	50.60%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.11%	14.49%	29.15%	18.51%	40.30%	15.19%	—	22.19%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	2.73%	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	6.21%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	17.74%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	5.92%	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	0.57%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	0.60%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	2.40%	—	—	—	—

Holder	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
USL	1.64%	3.22%	0.41%	1.71%	2.53%	9.81%	2.93%	2.51%
AGL	38.83%	96.52%	5.59%	34.54%	57.20%	87.69%	64.00%	48.30%
VALIC	0.15%	0.26%	0.31%	0.20%	0.10%	2.50%	0.55%	0.04%
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.37%	0.82%	0.17%	—	1.02%	1.64%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.72%	2.34%	0.44%	—	2.66%	4.02%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	1.04%	3.16%	0.53%	—	3.38%	5.57%
Seasons Series Trust Allocation Moderate Portfolio	—	—	0.64%	1.44%	0.25%	—	1.77%	2.49%

650

Holder	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
SAST SunAmerica VCP Dynamic Allocation Portfolio	34.22%	—	23.70%	47.27%	21.59%	—	17.82%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	25.16%	—	14.29%	8.52%	17.19%	—	5.87%	35.43%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	2.75%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	9.88%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	25.72%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	7.88%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	0.98%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	1.01%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	4.71%	—	—	—	—	—

Holder	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
USL	10.60%	0.51%	5.74%	8.91%	8.11%	9.56%	11.68%	3.51%
AGL	86.21%	5.96%	93.47%	88.56%	91.13%	89.25%	83.03%	59.98%
VALIC	3.19%	0.30%	0.79%	2.53%	0.76%	1.19%	5.29%	0.48%
Seasons Series Trust Allocation Balanced Portfolio	—	0.46%	—	—	—	—	—	0.63%
Seasons Series Trust Allocation Growth Portfolio	—	0.98%	—	—	—	—	—	1.20%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	1.37%	—	—	—	—	—	1.76%
Seasons Series Trust Allocation Moderate Portfolio	—	0.68%	—	—	—	—	—	1.00%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	30.72%	—	—	—	—	—	31.44%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	16.43%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	3.85%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	7.11%	—	—	—	—	—	—

651

Holder	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
SAST SunAmerica Index Allocation 90/10 Portfolio	—	18.51%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	7.50%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	0.63%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	0.95%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	4.04%	—	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

652

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended January 31, 2021, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	28	$13,057	$11,587,500	1.44%
SA BlackRock VCP Global Multi Asset	1	74	1,200,000	2.23
SA Columbia Technology	9	261	725,000	1.42
SA DFA Ultra Short Bond	1	49	1,225,000	1.43
SA Dogs of Wall Street	1	169	4,200,000	1.45
SA Federated Hermes Corporate Bond	2	2,242	17,950,000	2.25
SA Fidelity Institutional AM® International Growth	52	6,794	3,005,288	1.65
SA Fidelity Institutional AM® Real Estate	8	22	68,750	1.45
SA Fixed Income Index	26	3,389	3,151,923	1.48
SA Fixed Income Intermediate Index	14	221	396,429	1.43
SA Franklin Small Company Value	2	585	7,312,500	1.43
SA Index Allocation 60/40	1	7	175,000	1.40
SA Index Allocation 90/10	1	21	550,000	1.40
SA Invesco Growth Opportunities	20	4,871	6,141,250	1.43
SA Invesco Main Street Large Cap	8	375	946,875	1.57
SA Janus Focused Growth	14	2,154	3,848,214	1.44
SA JPMorgan Diversified Balanced	4	150	943,750	1.44
SA JPMorgan Emerging Markets	18	1,330	1,420,833	1.45
SA JPMorgan Equity-Income	5	989	4,910,000	1.45
SA JPMorgan Global Equities	2	94	1,200,000	1.41
SA JPMorgan MFS Core Bond	74	6,002	1,761,824	1.51
SA JPMorgan Mid-Cap Growth	3	727	6,133,333	1.43
SA Large Cap Growth Index	24	216	226,042	1.43
SA Large Cap Value Index	3	21	175,000	1.42
SA Legg Mason Tactical Opportunities	1	4	100,000	1.42
SA MFS Blue Chip Growth	14	1,867	3,187,500	1.62
SA MFS Massachusetts Investors Trust	5	1,432	7,295,000	1.41
SA MFS Total Return	3	172	1,091,667	1.93
SA PIMCO RAE International Value	3	1,671	13,825,000	1.45
SA Putnam International Growth and Income	4	98	612,500	1.44
SA Schroders VCP Global Allocation	5	2,951	14,945,000	1.42
SA VCP Dynamic Strategy	7	2,396	8,646,429	1.42
SA WellsCap Aggressive Growth	6	282	1,195,833	1.41

At January 31, 2021, the SA PIMCO RAE International Value Portfolio had an outstanding borrowing in the amount of $13,825,000.

653

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended January 31, 2021, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended January 31, 2021, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$229,500	$149,937	$(750)
SA Invesco Growth Opportunities	7,615,992	3,353,905	1,745,423
SA Invesco Main Street Large Cap	1,509,213	—	—
SA MFS Massachusetts Investors Trust	239,412	—	—
SA MFS Total Return	763,537	79,710	(10,097)
SA PIMCO VCP Tactical Balanced	967,207	5,309,089	274,395
SA T. Rowe Price Asset Allocation Growth	121,813	63,919	(44,056)
SA T. Rowe Price VCP Balanced	720,908	208,443	(82,893)

Note 13.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Note 14.  Subsequent Event

The Board of Trustees of the Trust, on behalf of each of the SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”) and the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios”), has determined that it is in the best interests of each Portfolio for the Target Portfolio to reorganize into the Acquiring Portfolio. The proposed transaction is referred to as the “Reorganization.” In the Reorganization, the Target Portfolio’s assets and liabilities will be transferred to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.

654

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/17	$37.97	$0.04	$5.15	$5.19		$(0.09)	$—	$(5.33)	$(5.42)	$37.74	14.06%	$362,019	0.66%		0.10%	54%
01/31/18	37.74	0.03	13.10	13.13		(0.02)	—	(3.08)	(3.10)	47.77	35.78	491,203	0.65		0.06	53
01/31/19	47.77	0.01	1.74	1.75	(3)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64		0.03	56	(4)
01/31/20	43.38	(0.02)	10.44	10.42		(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64		(0.03)	28
01/31/21	50.70	(0.06)	15.88	15.82		—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64		(0.10)	25

SA AB Growth Portfolio — Class 2
01/31/17	37.82	(0.02)	5.13	5.11		(0.02)	—	(5.33)	(5.35)	37.58	13.89	19,507	0.81		(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00		—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80		(0.08)	53
01/31/19	47.50	(0.05)	1.71	1.66	(3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79		(0.12)	56	(4)
01/31/20	43.02	(0.09)	10.35	10.26		—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79		(0.18)	28
01/31/21	50.18	(0.14)	15.70	15.56		—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79		(0.25)	25

SA AB Growth Portfolio — Class 3
01/31/17	37.55	(0.06)	5.09	5.03		—	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91		(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83		—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90		(0.18)	53
01/31/19	47.00	(0.09)	1.68	1.59	(3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89		(0.22)	56	(4)
01/31/20	42.45	(0.13)	10.20	10.07		—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89		(0.28)	28
01/31/21	49.42	(0.19)	15.45	15.26		—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89		(0.35)	25

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/17	14.80	0.06	5.13	5.19		(0.07)	—	(0.87)	(0.94)	19.05	35.85	105,585	0.95		0.36	57
01/31/18	19.05	0.07	2.56	2.63		(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95		0.36	33
01/31/19	19.74	0.07	(1.69)	(1.62)		(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96		0.39	43
01/31/20	13.87	0.11	0.35	0.46		—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98		0.78	31
01/31/21	14.10	0.10	1.38	1.48		(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(2)	0.83 (2)	69

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/17	14.78	0.04	5.12	5.16		(0.04)	—	(0.87)	(0.91)	19.03	35.67	14,727	1.10		0.21	57
01/31/18	19.03	0.04	2.56	2.60		(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10		0.21	33
01/31/19	19.72	0.04	(1.69)	(1.65)		(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11		0.23	43
01/31/20	13.88	0.09	0.35	0.44		—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13		0.63	31
01/31/21	14.09	0.09	1.37	1.46		(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(2)	0.71 (2)	69

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/17	14.68	0.02	5.09	5.11		(0.02)	—	(0.87)	(0.89)	18.90	35.57	501,178	1.20		0.11	57
01/31/18	18.90	0.02	2.53	2.55		(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20		0.11	33
01/31/19	19.56	0.02	(1.67)	(1.65)		(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21		0.13	43
01/31/20	13.75	0.07	0.36	0.43		—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23		0.53	31
01/31/21	13.95	0.07	1.36	1.43		(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(2)	0.60 (2)	69

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.01	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.01	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.01	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)
SA AB Small & Mid-Cap Value Class 1	0.02%
SA AB Small & Mid-Cap Value Class 2	0.02
SA AB Small & Mid-Cap Value Class 3	0.02

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

655

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%		$106	0.26	%†	1.25	%†	13%

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33		19,715	0.55	†	0.94	†	13

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	10.67	0.01	(0.01)	0.00	(0.01)	—	(0.09)	(0.10)	10.57	0.00		100	0.91	†	0.21	†	161
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51		120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)		121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95	(2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15	(4)	143	0.91		0.64	(3)	163

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/17	10.19	0.01	0.46	0.47	(0.01)	—	(0.09)	(0.10)	10.56	4.58		484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28		748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)		738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67	(2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94	(4)	821,175	1.16		0.39	(3)	163

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18	01/19	01/20	01/21
SA BlackRock Multi-Factor 70/30 Class 1	—%		—%	—%	—%	2.69%
SA BlackRock Multi-Factor 70/30 Class 3	—		—	—	—	2.82
SA BlackRock VCP Global Multi Asset Class 1	0.07	†	(0.00)	(0.00)	0.01	0.08
SA BlackRock VCP Global Multi Asset Class 3	0.12		(0.00)	(0.00)	0.01	0.08

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%. (See Note 4).
(4)	The Fund’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years (See Note 4).

See Notes to Financial Statements

656

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/17	$4.63	$(0.01)	$1.72	$1.71	$—	$—	$—	$—	$6.34	36.93	%(3)	$12,239	1.06%	(0.22)%	56%
01/31/18	6.34	(0.01)	2.07	2.06	—	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04	(0.22)	56
01/31/19	7.47	0.00	(0.19)	(0.19)	—	—	(1.00)	(1.00)	6.28	(2.36)		13,143	1.04	0.04	35
01/31/20	6.28	0.06	2.30	2.36	—	—	(0.75)	(0.75)	7.89	38.33		17,108	1.06	0.76	59
01/31/21	7.89	(0.01)	3.66	3.65	(0.04)	—	(0.77)	(0.81)	10.73	48.08		22,611	1.02	(0.11)	50

SA Columbia Technology Portfolio — Class 2
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	—	6.20	36.56	(3)	3,975	1.21	(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20	(0.37)	56
01/31/19	7.27	(0.01)	(0.18)	(0.19)	—	—	(1.00)	(1.00)	6.08	(2.42)		4,454	1.19	(0.11)	35
01/31/20	6.08	0.04	2.22	2.26	—	—	(0.75)	(0.75)	7.59	37.94		5,402	1.21	0.56	59
01/31/21	7.59	(0.02)	3.52	3.50	(0.03)	—	(0.77)	(0.80)	10.29	47.95		6,713	1.17	(0.26)	50

SA Columbia Technology Portfolio — Class 3
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	—	6.12	36.61	(3)	43,656	1.31	(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30	(0.47)	56
01/31/19	7.15	(0.01)	(0.19)	(0.20)	—	—	(1.00)	(1.00)	5.95	(2.62)		51,259	1.29	(0.21)	35
01/31/20	5.95	0.04	2.17	2.21	—	—	(0.75)	(0.75)	7.41	37.93		70,583	1.31	0.53	59
01/31/21	7.41	(0.03)	3.43	3.40	(0.03)	—	(0.77)	(0.80)	10.01	47.74		122,801	1.27	(0.38)	50

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(2)	01/18(2)	01/19(2)	01/20(2)	01/21(2)
SA Columbia Technology Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA Columbia Technology Class 2	0.10	0.10	0.10	0.10	0.10
SA Columbia Technology Class 3	0.10	0.10	0.10	0.10	0.10
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA Columbia Technology Class 1	0.02%	0.02%	0.01%	0.01%	0.01%
SA Columbia Technology Class 2	0.02	0.02	0.01	0.01	0.01
SA Columbia Technology Class 3	0.02	0.02	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

657

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/17	$10.54	$0.04	$(0.04)	$0.00	$—	$—	$—	$—	$10.54	0.00%	$304,376	0.50	%(1)	0.41	%(1)	51	%(2)
01/31/18	10.54	0.09	(0.04)	0.05	(0.03)	—	—	(0.03)	10.56	0.51	215,125	0.50		0.89		89	(2)
01/31/19	10.56	0.18	0.02	0.20	(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65		72	(2)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85		35	(2)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51		0.20		110

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/17	10.42	0.01	(0.02)	(0.01)	—	—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	51	(2)
01/31/18	10.41	0.08	(0.04)	0.04	(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76		89	(2)
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52		72	(2)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69		35	(2)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66		0.01		110

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/17	10.34	0.00	(0.02)	(0.02)	—	—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	51	(2)
01/31/18	10.32	0.07	(0.04)	0.03	(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66		89	(2)
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41		72	(2)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58		35	(2)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76		(0.11)		110

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17
SA DFA Ultra Short Bond Class 1	0.01%
SA DFA Ultra Short Bond Class 2	0.02
SA DFA Ultra Short Bond Class 3	0.02

(2)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019, 2018 and 2017 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

658

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1
01/31/17	$12.12	$0.34	$2.23	$2.57	$(0.31)	$—	$(0.72)	$(1.03)	$13.66	21.56%	$186,426	0.64%		2.51%		61%
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91	210,465	0.64		2.73		80

SA Dogs of Wall Street Portfolio — Class 2
01/31/17	12.10	0.32	2.22	2.54	(0.29)	—	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74	5,359	0.79		2.59		80

SA Dogs of Wall Street Portfolio — Class 3
01/31/17	12.04	0.30	2.20	2.50	(0.28)	—	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58	201,091	0.89		2.47		80

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.17	(0.94)	(0.77)	(0.17)	(0.01)	—	(0.18)	14.05	(5.01)	86,851	0.58	†(1)	1.64	†(1)	0
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09

See Notes to Financial Statements

659

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA Federated Hermes Corporate Bond Portfolio# — Class 1
01/31/17	$12.79	$0.58	$0.66	$1.24	$(0.64)	$—	$—	$(0.64)	$13.39	9.67%	$720,862	0.54%	4.23%	22%
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54	4.01	17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55	4.15	11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55	3.99	13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55	3.63	22

SA Federated Hermes Corporate Bond Portfolio# — Class 2
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	—	(0.62)	13.38	9.50	23,588	0.69	4.06	22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69	3.86	17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70	4.00	11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70	3.82	13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70	3.49	22

SA Federated Hermes Corporate Bond Portfolio# — Class 3
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	—	(0.60)	13.31	9.45	886,503	0.79	3.96	22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79	3.76	17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80	3.90	11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80	3.72	13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80	3.38	22

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

660

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/17	14.44	0.37	1.39	1.76	(0.37)	—	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/17	14.40	0.33	1.41	1.74	(0.35)	—	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/17	14.32	0.31	1.40	1.71	(0.33)	—	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	—%	—%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	—	—	—	—	0.00
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.01	0.01	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.01	0.01	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.01	0.01	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)

See Notes to Financial Statements

661

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18	518,860	0.34		2.06		22

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93	63,869	0.59		1.79		22

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48	369,686	0.34		1.77		16

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18	32,017	0.59		1.51		16

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%	0.02%
SA Fixed Income Index Class 3	0.10	0.04	0.03	0.01
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04	0.02
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04	0.02

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

662

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/17	$20.23	$0.12	$7.18	$7.30	$(0.17)	$—	$(2.60)	$(2.77)	$24.76	37.51%	$212,319	0.99%		0.52%		27%
01/31/18	24.76	0.24	2.22	2.46	(0.16)	—	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77

SA Franklin Small Company Value Portfolio — Class 3
01/31/17	20.08	0.06	7.12	7.18	(0.11)	—	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60	148,051	0.67	(1)(2)	1.62	(1)(2)	32

SA Franklin U.S. Equity Smart Beta Portfolio — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27	2,284	0.93	(1)(2)	1.25	(1)(2)	32

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21(2)
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05	0.05
SA Franklin U.S. Equity Smart Beta Class 1	—	—	0.02	(0.01)
SA Franklin U.S. Equity Smart Beta Class 3	—	—	1.14	(0.00)

2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21
SA Franklin U.S. Equity Smart Beta Class 1	0.00%
SA Franklin U.S. Equity Smart Beta Class 3	0.00

See Notes to Financial Statements

663

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18		2.81		18

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43		1.69		18

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18		1.76		19

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43		1.53		19

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18		1.99		19

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43		1.47		19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)

See Notes to Financial Statements

664

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/17	$10.84	$0.08	$0.03	$0.11	$(0.03)	$—	$—	$(0.03)	$10.92	1.03%	$178,675	0.68%		0.71%		115%
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%	0.35%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29	0.36

See Notes to Financial Statements

665

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%	(0.02)%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01	(0.02)
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)	—
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)	—
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—	—

See Notes to Financial Statements

666

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/17	7.13	(0.02)	1.45	1.43	—	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/17	6.91	(0.03)	1.40	1.37	—	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/17	6.78	(0.04)	1.38	1.34	—	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA Invesco Growth Opportunities Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

667

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco Main Street Large Cap Portfolio@ — Class 1
01/31/17	$17.80	$0.23	$3.16	$3.39	$(0.15)	—	$(0.63)	$(0.78)	$20.41	19.34%	$299,651	0.78%		1.19%		32%
01/31/18	20.41	0.24	3.79	4.03	(0.23)	—	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(2)	0.88	(2)	52

SA Invesco Main Street Large Cap Portfolio@ — Class 2
01/31/17	17.78	0.21	3.16	3.37	(0.12)	—	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(2)	0.74	(2)	52

SA Invesco Main Street Large Cap Portfolio@ — Class 3
01/31/17	17.73	0.18	3.16	3.34	(0.11)	—	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(2)	0.63	(2)	52

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	11.70	0.06	0.79	0.85	—	—	—	—	12.55	7.26	107	0.86	†(2)	1.31	†(2)	179
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151
01/31/19	14.14	0.21	(1.33)	(1.12)	(0.43)	—	(0.36)	(0.79)	12.23	(7.79)	130	0.83	(1)(2)	1.59	(1)(2)	147
01/31/20	12.23	0.20	0.79	0.99	(0.22)	—	(0.11)	(0.33)	12.89	8.03	229	0.83	(1)(2)	1.55	(1)(2)	158
01/31/21	12.89	0.16	(0.08)	0.08	(0.01)	—	(0.21)	(0.22)	12.75	0.71 (4)	348	0.88	(1)(2)(5)	1.34	(1)(2)(3)	130

SA Invesco VCP Equity-Income Portfolio — Class 3
01/31/17	10.87	0.14	1.59	1.73	(0.07)	—	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151
01/31/19	14.11	0.18	(1.34)	(1.16)	(0.34)	—	(0.36)	(0.70)	12.25	(8.09)	1,484,110	1.08	(1)(2)	1.34	(1)(2)	147
01/31/20	12.25	0.17	0.80	0.97	(0.19)	—	(0.11)	(0.30)	12.92	7.84	1,544,293	1.08	(1)(2)	1.31	(1)(2)	158
01/31/21	12.92	0.14	(0.10)	0.04	(0.01)	—	(0.21)	(0.22)	12.74	0.37	1,536,426	1.13	(1)(2)(5)	1.14	(1)(2)(3)	130

@	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18(2)	01/19(2)	01/20(2)	01/21(2)
SA Invesco Main Street Large Cap Class 1	—%		—%	—%	—%	0.01%
SA Invesco Main Street Large Cap Class 2	—		—	—	—	0.01
SA Invesco Main Street Large Cap Class 3	—		—	—	—	0.01
SA Invesco VCP Equity-Income Class 1	—		0.05	0.05	0.05	0.05
SA Invesco VCP Equity-Income Class 3	0.01	(2)	0.05	0.05	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18		01/19	01/20	01/21
SA Invesco Main Street Large Cap Class 1	—%	—%		—%	—%	0.00%
SA Invesco Main Street Large Cap Class 2	—	—		—	—	0.00
SA Invesco Main Street Large Cap Class 3	—	—		—	—	0.00
SA Invesco VCP Equity-Income Class 1	0.00	0.00	†	0.00	0.00	0.00
SA Invesco VCP Equity-Income Class 3	0.00	0.00		0.00	0.00	0.00

(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.03%. (See Note 4).
(4)	The Fund’s performance figure was increased by 0.07% for a reimbursement of interest income from prior years (See Note 4).
(5)	Includes the effect of interest expenses paid related to derivative transactions (based on average net assets)

Portfolio	01/21
SA Invesco VCP Equity-Income Class 1	0.05%
SA Invesco VCP Equity-Income Class 3	0.05

See Notes to Financial Statements

668

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/17	$11.74	$(0.00)	$1.26	$1.26	$—	$—	$(1.16)	$(1.16)	$11.84	11.16%	$113,795	0.84%	(0.04)%	126%
01/31/18	11.84	0.01	3.93	3.94	—	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	0.04	48
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80	0.12	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80	0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78	(0.12)	42

SA Janus Focused Growth Portfolio — Class 2
01/31/17	11.57	(0.02)	1.24	1.22	—	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(0.19)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(0.07)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95	(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93	(0.27)	42

SA Janus Focused Growth Portfolio — Class 3
01/31/17	11.44	(0.03)	1.22	1.19	—	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(0.29)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(0.17)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05	(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03	(0.37)	42

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)
SA Janus Focused Growth Class 1	0.06%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.06	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.06	0.10	0.10	0.10	0.10

See Notes to Financial Statements

669

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/17	$18.21	$0.27	$1.95	$2.22	$(0.32)	$—	$(0.85)	$(1.17)	$19.26	12.49%	$79,458	0.73%		1.40%		99%
01/31/18	19.26	0.29	2.80	3.09	(0.33)	—	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	(2)	1.98	(2)	149
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	(2)	2.07	(2)	124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79	(2)	1.32	(2)	114

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/17	18.17	0.24	1.95	2.19	(0.29)	—	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	(2)	1.83	(2)	149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	(2)	1.93	(2)	124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94	(2)	1.15	(2)	114

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/17	18.12	0.22	1.95	2.17	(0.28)	—	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	(2)	1.74	(2)	149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	(2)	1.81	(2)	124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04	(2)	1.05	(2)	114

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%	0.06%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07	0.06
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07	0.06

See Notes to Financial Statements

670

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/17	$5.77	$0.13	$1.35	$1.48	$(0.14)	$—	$—	$(0.14)	$7.11	25.63%	$169,400	1.15%	1.88%	67%
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	—	(0.16)	10.07	44.22	200,885	1.12	1.56	49
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14	2.24	72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18	2.05	53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07	1.31	74

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	—	(0.12)	7.08	25.42	3,676	1.30	1.46	67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27	1.40	49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30	2.04	72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33	1.88	53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22	1.15	74

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	—	(0.11)	7.02	25.36	146,034	1.40	1.33	67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37	1.31	49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40	1.90	72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43	1.83	53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32	1.07	74

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)
SA JPMorgan Emerging Markets Class 1	0.09%	0.10%	0.10%	0.12%	0.12%
SA JPMorgan Emerging Markets Class 2	0.10	0.10	0.10	0.12	0.12
SA JPMorgan Emerging Markets Class 3	0.10	0.10	0.10	0.12	0.12

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

671

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/17	$28.68	$0.68	$5.16	$5.84	$(0.62)	$—	$(1.07)	$(1.69)	$32.83	20.77%	$898,336	0.57%		2.19%		26%
01/31/18	32.83	0.70	6.60	7.30	(0.77)	—	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/17	28.64	0.64	5.15	5.79	(0.57)	—	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/17	28.54	0.61	5.13	5.74	(0.54)	—	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

672

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/17	$17.16	$0.29	$2.39	$2.68	$(0.26)	$—	$—	$(0.26)	$19.58	15.72%	$517,220	0.76%		1.58%		92%
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79		2.00		74

SA JPMorgan Global Equities Portfolio — Class 2
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94		1.85		74

SA JPMorgan Global Equities Portfolio — Class 3
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04		1.73		74

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

673

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/17	$8.80	$0.19	$0.03	$0.22	$(0.17)	$—	$—	$(0.17)	$8.85	2.52%	$965,033	0.53%	2.13%	33%
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	—	(0.22)	8.86	2.55	967,278	0.53	2.25	33
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54	2.60	35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53	2.72	61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54	2.18	98

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	—	(0.16)	8.81	2.21	9,526	0.68	1.98	33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68	2.10	33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69	2.44	35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68	2.57	61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69	2.03	98

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	—	(0.15)	8.76	2.16	958,280	0.78	1.88	33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78	2.00	33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79	2.35	35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78	2.47	61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79	1.93	98

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

674

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/17	$15.14	$(0.01)	$2.59	$2.58	$—	$—	$(2.03)	$(2.03)	$15.69	17.61%	$184,053	0.81%		(0.08)%		43%
01/31/18	15.69	(0.04)	4.94	4.90	—	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
01/31/19	19.59	(0.04)	0.04	(0.00)	—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73	—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/17	14.77	(0.04)	2.54	2.50	—	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)	—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51	—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/17	14.55	(0.05)	2.50	2.45	—	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)	—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37	—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90	—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00

See Notes to Financial Statements

675

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32

SA Large Cap Index Portfolio — Class 1
01/31/17	16.47	0.33	2.87	3.20	(0.25)	—	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	%†	0.57	%†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18		01/19		01/20	01/21
SA Large Cap Growth Class 1	—%	—%		0.05	%†	0.05%	0.01%
SA Large Cap Growth Class 3	—	—		0.16	†	0.07	0.00
SA Large Cap Index Class 1	0.11	0.11		0.11		0.12	0.14
SA Large Cap Index Class 3	—	0.11	†	0.11		0.12	0.14
SA Large Cap Value Index Class 1	—	—		0.05	†	0.05	0.02
SA Large Cap Value Index Class 3	—	—		0.14	†	0.05	0.02

See Notes to Financial Statements

676

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/17	$21.87	$0.40	$4.05	$4.45		$(0.22)	$—	$(6.26)	$(6.48)	$19.84	23.05%	$899,493	0.70%	1.89%	51%
01/31/18	19.84	0.36	4.62	4.98		(0.40)	—	(0.77)	(1.17)	23.65	25.65	977,480	0.70	1.66	47
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70	1.82	48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70	2.05	49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70	2.16	79

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/17	21.86	0.38	4.04	4.42		(0.18)	—	(6.26)	(6.44)	19.84	22.87	51,509	0.85	1.78	51
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85	1.50	47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85	1.67	48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85	1.90	49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85	2.02	79

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/17	21.78	0.36	4.01	4.37		(0.15)	—	(6.26)	(6.41)	19.74	22.74	531,460	0.95	1.67	51
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95	1.40	47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95	1.57	48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95	1.80	49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95	1.92	79

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)
SA Legg Mason BW Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Legg Mason BW Large Cap Value Class 2	0.06	0.05	0.05	0.05	0.05
SA Legg Mason BW Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

677

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	$10.00	$0.03	$0.61	$0.64	$(0.04)	$—	$—	$(0.04)	$10.60	6.38	%(3)	$133	0.81	%†	0.93	%†	5%
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81		1.80		45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75		148	0.81		1.88		42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65		159	0.81		1.38		61

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†	0.69	†	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06		1.52		45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43		55,730	1.06		1.58		42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45		70,795	1.06		1.11		61

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21
SA Legg Mason Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%
SA Legg Mason Tactical Opportunities Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†(1)	01/19(1)	01/20(1)	01/21(1)
SA Legg Mason Tactical Opportunities Class 1	3.00%	1.03%	0.31%	0.16%
SA Legg Mason Tactical Opportunities Class 3	3.01	0.93	0.32	0.16

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

678

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/17	$9.71	$0.08	$1.60	$1.68	$(0.06)	$—	$(0.33)	$(0.39)	$11.00	17.51%		$389,551	0.71	%(1)	0.73	%(1)	59%
01/31/18	11.00	0.06	3.35	3.41	(0.09)	—	(0.26)	(0.35)	14.06	31.36		548,669	0.70		0.48		66
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(2)	554,507	0.69		0.59		66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68		0.25		60

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/17	9.67	0.06	1.61	1.67	(0.05)	—	(0.33)	(0.38)	10.96	17.38		3,294	0.86	(1)	0.59	(1)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(2)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83		0.10		60

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/17	9.62	0.05	1.60	1.65	(0.04)	—	(0.33)	(0.37)	10.90	17.29		120,537	0.96	(1)	0.48	(1)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(2)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93		0.00		60

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

679

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/17	$19.74	$0.18	$3.00	$3.18	$(0.19)	$—	$(1.87)	$(2.06)	$20.86	16.74%	$685,288	0.70	%(1)	0.88	%(1)	18%
01/31/18	20.86	0.17	5.35	5.52	(0.24)	—	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(2)	0.75	(2)	20

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/17	19.74	0.15	3.00	3.15	(0.15)	—	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(2)	0.61	(2)	20

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/17	19.66	0.13	2.99	3.12	(0.14)	—	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(2)	0.51	(2)	20

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21
SA MFS Massachusetts Investors Trust Class 1	0.01%
SA MFS Massachusetts Investors Trust Class 2	0.01
SA MFS Massachusetts Investors Trust Class 3	0.01

See Notes to Financial Statements

680

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/17	$18.35	$0.41	$1.89	$2.30	$(0.46)	$—	$(1.16)	$(1.62)	$19.03	12.74%	$193,053	0.70	%(1)	2.15	%(1)	32%
01/31/18	19.03	0.36	2.17	2.53	(0.51)	—	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71		1.72		39

SA MFS Total Return Portfolio — Class 2
01/31/17	18.35	0.39	1.87	2.26	(0.42)	—	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86		1.57		39

SA MFS Total Return Portfolio — Class 3
01/31/17	18.31	0.36	1.89	2.25	(0.41)	—	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96		1.46		39

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA MFS Total Return Class 1	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00

See Notes to Financial Statements

681

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88		1.39		23

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03		1.26		23

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13		1.14		23

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19(2)	01/21(2)
SA Mid Cap Index Class 1	0.02%	(0.01)%	—%
SA Mid Cap Index Class 3	0.19	(0.01)	—
SA Morgan Stanley International Equities Class 1	—	—	0.01
SA Morgan Stanley International Equities Class 2	—	—	0.01
SA Morgan Stanley International Equities Class 3	—	—	0.01

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA Morgan Stanley International Equities Class 1	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.00

See Notes to Financial Statements

682

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA PIMCO RAE International Value Portfolio# — Class 1
01/31/17	$13.65	$0.36	$1.45	$1.81	$(0.28)	$—	$(0.28)	$(0.56)	$14.90	13.53%	$540,797	0.83%	2.54%	19%
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	—	(0.45)	17.73	22.20	514,253	0.83	1.86	16
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85	2.34	28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86	2.50	36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	2.18	163

SA PIMCO RAE International Value Portfolio# — Class 2
01/31/17	13.64	0.32	1.46	1.78	(0.25)	—	(0.28)	(0.53)	14.89	13.31	13,310	0.98	2.25	19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98	1.73	16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00	2.06	28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01	2.39	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	2.02	163

SA PIMCO RAE International Value Portfolio# — Class 3
01/31/17	13.60	0.29	1.48	1.77	(0.24)	—	(0.28)	(0.52)	14.85	13.26	545,963	1.08	2.09	19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08	1.64	16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10	1.94	28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11	2.26	36
01/31/21	14.12	0.24	(0.34)	0.10	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	1.88	163

See note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21
SA PIMCO RAE International Value Class 1	0.00%
SA PIMCO RAE International Value Class 2	0.00
SA PIMCO RAE International Value Class 3	0.00

See Notes to Financial Statements

683

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	$11.08	$0.00	$0.21	$0.21	$—	$—	$—	$—	$11.29	1.90%	$102	0.91	%†	0.06	%†	150%
01/31/18	11.29	0.08	2.05	2.13	(0.03)	—	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(2)	1.52	(2)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(2)	0.16	(2)	599

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(2)	1.27	(2)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(2)	(0.09	)(2)	599

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18
SA PIMCO VCP Tactical Balanced Class 3	(0.01)%	(0.00)%

(2)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

684

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/17	$5.11	$0.37	$0.76	$1.13	$(0.39)	$—	$—	$(0.39)	$5.85	22.47%	$294,382	0.64%	6.67%	108%
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	—	(0.55)	5.78	8.30	188,572	0.65	5.75	99
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67	5.91	74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68	5.80	71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69	5.29	74

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	—	(0.38)	5.85	22.51	10,121	0.79	6.51	108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80	5.54	99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82	5.75	74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84	5.62	71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84	5.15	74

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	—	(0.37)	5.81	22.08	184,479	0.88	6.42	108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90	5.45	99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92	5.65	74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94	5.52	71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94	5.04	74

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

685

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/17	$8.72	$0.19	$0.62	$0.81	$(0.17)	$—	$—	$(0.17)	$9.36	9.34%	$193,538	0.94	%(1)	2.12	%(1)	24%
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	—	(0.16)	11.79	27.84	185,609	0.95	(1)	2.10	(1)	14
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15

SA Putnam International Growth and Income Portfolio — Class 2
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	—	(0.15)	9.41	9.34	5,764	1.09	(1)	1.98	(1)	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15

SA Putnam International Growth and Income Portfolio — Class 3
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	—	(0.14)	9.38	9.14	141,664	1.19	(1)	1.87	(1)	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

686

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90		0.76		143

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/17	10.15	0.05	0.86	0.91	—	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15		0.52		143

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45		0.62		19

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70		0.34		19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	01/21
SA Schroders VCP Global Index Allocation Class 1	0.04	%†	0.00%		0.01%	(0.01)%	0.05%
SA Schroders VCP Global Index Allocation Class 3	0.09		0.00		0.00	(0.01)	0.05
SA Small Cap Index Class 1	—		0.11	†	0.01	0.04	(0.01)
SA Small Cap Index Class 3	—		0.25	†	0.00	0.06	(0.01)
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

687

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	—	(0.04)	10.92	2.65		103	0.90	†(1)	0.82	†(1)	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	—	(0.04)	10.91	8.62		686,255	1.15	(1)	0.67	(1)	45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	01/21
SA T. Rowe Price Asset Allocation Growth Class 1	—%		2.32	%†	0.49%	0.14%	(0.02)%
SA T. Rowe Price Asset Allocation Growth Class 3	—		2.36	†	0.46	0.14	(0.03)
SA T. Rowe Price VCP Balanced Class 1	0.02	†	(0.05)		—	—	—
SA T. Rowe Price VCP Balanced Class 3	0.12		(0.04)		—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18(1)
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

688

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$—	$12.44	1.97%	$102	0.21	%†	3.16	%†	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	—	(0.29)	(0.45)	14.89	23.63	162	0.21		1.97		18
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22		2.95		18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22		1.41		12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22		1.53		17

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	—	(0.18)	12.43	10.43	11,332,141	0.47		1.01		20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46		1.17		18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47		1.56		18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47		1.05		12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47		1.11		17

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	—	12.53	2.54	103	0.22	†	2.32	†	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22		2.04		20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23		2.00		18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23		1.35		13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23		0.95		17

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—	(0.17)	12.51	10.32	6,148,291	0.47		0.98		14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47		1.15		20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48		1.48		18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48		0.96		13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48		1.07		17

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/2018	10.00	0.03	0.91	0.94	(0.04)	—	(0.01)	(0.05)	10.89	9.46	109	0.28	†	0.79	†	2
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28		2.21		20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28		0.17		13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27		1.46		27

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/2018	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†	0.78	†	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53		3.90		20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53		(0.08)		13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52		0.95		27

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	01/21
SA VCP Dynamic Allocation Class 1	0.01	%†	0.01%		0.01%	0.01%	0.01%
SA VCP Dynamic Allocation Class 3	0.00		0.01		0.01	0.01	0.01
SA VCP Dynamic Strategy Class 1	0.01	†	0.01		0.01	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01		0.01		0.01	0.00	0.00
SA VCP Index Allocation Class 1	—		2.25	†	0.10	(0.02)	(0.01)
SA VCP Index Allocation Class 3	—		1.81	†	0.03	(0.02)	(0.01)

See Notes to Financial Statements

689

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/17	$14.52	$(0.04)	$3.41	$3.37	$—	$—	$—	$—	$17.89	23.21%	$63,155	0.83%	(0.25)%	75%
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	—	23.69	32.42	75,184	0.84	(0.44)	73
01/31/19	23.69	(0.09)	(0.15)	(0.24)	—	—	(3.34)	(3.34)	20.11	(1.16)	83,558	0.83	(0.42)	72
01/31/20	20.11	(0.13)	5.56	5.43	—	—	(1.45)	(1.45)	24.09	27.61	96,353	0.84	(0.58)	65
01/31/21	24.09	(0.17)	13.32	13.15	—	—	(1.97)	(1.97)	35.27	55.63	141,460	0.79	(0.62)	53

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	—	17.62	22.96	2,970	0.98	(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	—	23.31	32.29	3,313	0.99	(0.59)	73
01/31/19	23.31	(0.13)	(0.15)	(0.28)	—	—	(3.34)	(3.34)	19.69	(1.36)	2,953	0.98	(0.58)	72
01/31/20	19.69	(0.16)	5.44	5.28	—	—	(1.45)	(1.45)	23.52	27.44	3,180	0.99	(0.73)	65
01/31/21	23.52	(0.21)	13.00	12.79	—	—	(1.97)	(1.97)	34.34	55.44	4,538	0.94	(0.77)	53

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	—	17.41	22.87	26,485	1.08	(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	—	23.00	32.11	31,441	1.09	(0.69)	73
01/31/19	23.00	(0.15)	(0.14)	(0.29)	—	—	(3.34)	(3.34)	19.37	(1.43)	27,979	1.08	(0.67)	72
01/31/20	19.37	(0.18)	5.35	5.17	—	—	(1.45)	(1.45)	23.09	27.32	38,514	1.09	(0.83)	65
01/31/21	23.09	(0.24)	12.75	12.51	—	—	(1.97)	(1.97)	33.63	55.26	69,440	1.04	(0.88)	53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17	1/18	1/19	1/20	01/21
SA WellsCap Aggressive Growth Class 1	0.02%	0.00%	0.01%	0.00%	0.00%
SA WellsCap Aggressive Growth Class 2	0.02	0.00	0.01	0.00	0.00
SA WellsCap Aggressive Growth Class 3	0.02	0.00	0.01	0.00	0.00

See Notes to Financial Statements

690

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-six portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of the date listed in the table below and for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series Trust

SA AB Growth Portfolio (1)

SA AB Small & Mid Cap Value Portfolio (1)

SA BlackRock Multi-Factor 70/30 Portfolio (5)

SA BlackRock VCP Global Multi Asset Portfolio (2)

SA Columbia Technology Portfolio (1)

SA DFA Ultra Short Bond Portfolio (1)

SA Dogs of Wall Street Portfolio (1)

SA Emerging Markets Equity Index Portfolio (2)

SA Federated Hermes Corporate Bond Portfolio (1)

SA Fidelity Institutional AM® International Growth Portfolio (3)

SA Fidelity Institutional AM® Real Estate Portfolio (1)

SA Fixed Income Index Portfolio (2)

SA Fixed Income Intermediate Index Portfolio (2)

SA Franklin Small Company Value Portfolio (1)

SA Franklin U.S. Equity Smart Beta Portfolio (4)

SA Global Index Allocation 60/40 Portfolio (2)

SA Global Index Allocation 75/25 Portfolio (2)

SA Global Index Allocation 90/10 Portfolio (2)

SA Goldman Sachs Global Bond Portfolio (1)

SA Goldman Sachs Multi-Asset Insights Portfolio (2)

SA Index Allocation 60/40 Portfolio (2)

SA Index Allocation 80/20 Portfolio (2)

SA Index Allocation 90/10 Portfolio (2)

SA International Index Portfolio (2)

SA Invesco Growth Opportunities Portfolio (1)

SA Invesco Main Street Large Cap Portfolio (1)

SA Invesco VCP Equity-Income Portfolio (2)

SA Janus Focused Growth Portfolio (1)

SA JPMorgan Diversified Balanced Portfolio (1)

SA JPMorgan Emerging Markets Portfolio (1)

SA JPMorgan Equity-Income Portfolio (1)

SA JPMorgan Global Equities Portfolio (1)

SA JPMorgan MFS Core Bond Portfolio (1)

SA JPMorgan Mid-Cap Growth Portfolio (1)

SA Large Cap Growth Index Portfolio (2)

SA Large Cap Index Portfolio (2)

SA Large Cap Value Index Portfolio (2)

SA Legg Mason BW Large Cap Value Portfolio (1)

SA Legg Mason Tactical Opportunities Portfolio (2)

SA MFS Blue Chip Growth Portfolio (1)

SA MFS Massachusetts Investors Trust Portfolio (1)

691

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

SA MFS Total Return Portfolio (1)

SA Mid Cap Index Portfolio (2)

SA Morgan Stanley International Equities Portfolio (1)

SA PIMCO RAE International Value Portfolio (1)

SA PIMCO VCP Tactical Balanced Portfolio (2)

SA PineBridge High-Yield Bond Portfolio (1)

SA Putnam International Growth and Income Portfolio (1)

SA Schroders VCP Global Allocation Portfolio (2)

SA Small Cap Index Portfolio (2)

SA T. Rowe Price Asset Allocation Growth Portfolio (2)

SA T. Rowe Price VCP Balanced Portfolio (2)

SA VCP Dynamic Allocation Portfolio (2)

SA VCP Dynamic Strategy Portfolio (2)

SA VCP Index Allocation Portfolio (2)

SA WellsCap Aggressive Growth Portfolio (1)

(1)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2021
(2)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein
(3)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets, including the related notes, and the financial highlights for the year ended January 31, 2021 and for the period May 1, 2019 (commencement of operations) through January 31, 2020
(4)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets, including the related notes, and the financial highlights for the year ended January 31, 2021 and for the period October 7, 2019 (commencement of operations) through January 31, 2020
(5)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2021, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 13, 2020 (commencement of operations) through January 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 31, 2021

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

692

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited)

At a meeting held on October 7, 2020, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Columbia Management Investment Advisers, LLC (“Columbia”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and

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APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2020 from Broadridge and performance information as of June 30, 2020 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a new fee waiver that will lower the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.

•

SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and three year periods and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Columbia Technology Portfolio (subadvised by Columbia). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that the Adviser had voluntarily agreed to waive 0.10% of the Portfolio’s advisory fees.

The Board noted that the Portfolio outperformed its benchmark index for the one-, five- and ten-year periods but below that index for the three-year period. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and at or near the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

695

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA DFA Ultra Short Bond Portfolio (subadvised by DFA). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra short bond fund and DFA became the new subadviser. The Board took account of management’s discussion of the Portfolio’s performance and determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•	SA Dogs of Wall Street Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Emerging Markets Equity Index Portfolio (advised by SAAMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the period since inception. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and at the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the five- and ten-year periods but below that index for the one- and three-year periods. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the five- and ten-year periods and below the medians for the one- and three-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM). The Board noted that actual management fees and total expenses were slightly above medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index and the median of its Performance Group for the one-year period and the period since inception.

•

SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM). The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board noted that FIAM had taken over as subadviser in 2013.

•

SA Fixed Income Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

696

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA Fixed Income Intermediate Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin Small Company Value Portfolio (subadvised by FMA). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo is currently waiving 0.05% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but slightly below that index for the ten-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA Franklin U.S. Equity Smart Beta Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index and the median of its Performance Group for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio launched in October 2019 and the Broadridge report covered only approximately eight months of performance.

•

SA Global Index Allocation 60/40 Portfolio (advised by SAAMCo). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and slightly below that index for the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Global Index Allocation 75/25 Portfolio (advised by SAAMCo). The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Global Index Allocation 90/10 Portfolio (advised by SAAMCo). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and the period since inception. The Board also considered that the Portfolio performed at the medians of its Performance Group for the one-year period and below that median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI). The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s expenses.

The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and at the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.

697

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed below its benchmark index and the median of its Performance Universe for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Index Allocation 60/40 Portfolio (advised by SAAMCo). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one- and three-year periods and the period since inception.

•

SA Index Allocation 80/20 Portfolio (advised by SAAMCo). The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and above the medians for the three-year period and the period since inception.

•

SA Index Allocation 90/10 Portfolio (advised by SAAMCo). The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the median of its Performance Group for the one- and three-year periods and the period since inception.

•

SA International Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-year period and the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Invesco Main Street Large Cap Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a new fee waiver that will lower the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

The Board considered that the Portfolio outperformed its benchmark index for the ten-year period but performed below that index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA Invesco VCP Equity-Income Portfolio (subadvised by Invesco). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.98% and 1.23% on Class 1 and Class 3 shares, respectively. The Board also noted that the Adviser had voluntarily agreed to waive 0.05% of the Portfolio’s advisory fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Janus Focused Growth Portfolio (subadvised by Janus). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.75% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods but below that index for the five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as the new subadviser in 2016.

•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were at the medians of its Expense Group.

The Board noted that the Portfolio outperformed its benchmark index for the one- and ten-year periods but below that index for the three- and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at and total expenses were near the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees.

The Board considered that the Portfolio performed above the median of its Performance Universe for the ten-year period but below the medians for the one, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.50% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the three- and five-year periods but below the medians for the one- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that JPMorgan and MFS took over management of the Portfolio in 2015.

699

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Large Cap Growth Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index for the one-year period and the period since inception. The Board also noted that the Portfolio performed below the medians of its Performance Group for same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Large Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that SAAMCo is currently waiving 0.13% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board noted that the Portfolio performed slightly below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Large Cap Value Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed above its benchmark index for the one-year period and the period since inception. The Board also noted that the Portfolio performed above the medians of its Performance Group for same periods.

•

SA Legg Mason BW Large Cap Value Portfolio (subadvised by Brandywine Global Investment Management, LLC). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.67% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the three- and five-year periods and below that index for the one-and and ten-year periods. The Board also noted that the Portfolio had performed above the median of its Performance Group for the five-year period and below the medians for the one-, three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Legg Mason Tactical Opportunities Portfolio (subadvised by QS Investors, LLC). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio had performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013.

700

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that actual management fees were at and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s expenses. The Board also noted that management had contractually agreed to a new fee waiver that will lower the advisory fee with respect to the Portfolio by 4 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the three-, five-and ten-year periods and below that index for the one-year period. The Board also considered that the Portfolio performed at the medians of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the five-and ten-year periods and below that index for the one- and three-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the ten-year period and below the medians for the one-, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Mid Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion

The Board considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a new fee waiver that will lower the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in 2014.

•

SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo and Putnam each are voluntarily waiving 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

701

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

•

SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that both actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance

•

SA Small Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.45% and 0.70% on Class 1 and Class 3 shares, respectively. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board further noted that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

•

SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period and the period since inception. The Board further considered that the Portfolio performed above the median of its Performance Group for the period since inception and below the median for the one-year period.

•

SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and below that index for the period since inception. The Board further considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Templeton Foreign Value Portfolio (subadvised by Templeton Investment Counsel, LLC (“Templeton”)). The Board considered that both actual management fees and total expenses were slightly above the medians its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that management had proposed, and the Board had approved, PIMCO to replace Templeton as the subadviser to the Portfolio.

•

SA VCP Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and at the median for the five-year period.

•

SA VCP Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

702

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period, above the median for the three-year period and below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Index Allocation Portfolio (advised by SAAMCo). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA WellsCap Aggressive Growth Portfolio (subadvised by WellsCap). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SAAMCo and each of the Life Companies, SAAMCo pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services

703

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

provided to the Portfolios. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

704

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

At a meeting held on March 26, 2020, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including the Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Advisory and Management Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of the SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”), and the Subadvisory Agreement between SAAMCo and BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”) with respect to the Portfolio. In addition, the Board approved an Expense Limitation Agreement between SAAMCo and the Trust with respect to the Portfolio, to be effective from the Portfolio’s inception through April 30, 2022, as well as Advisory and Subadvisory Fee Waiver Agreements (the “Fee Waiver Agreements”) with respect to the Portfolio. The Advisory Agreement, Subadvisory Agreement, Expense Limitation Agreement and Fee Waiver Agreements are referred to collectively herein as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of the potential performance of the Portfolio, and SAAMCo’s oversight of the Subadviser;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and Subadviser and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio;

(4)	the expenses to be paid by the Portfolio, including its expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadviser and their affiliates; and

(7)	the fees to be paid by the Adviser to the Subadviser for managing the Portfolio.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolio might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee to be retained by the Adviser in light of the services to be provided by the Adviser and the Subadviser. The Board also took into account extensive information from SAAMCo regarding its services provided to the Trust, which materials the Board reviewed at its October 3, 2019, meeting in connection with its consideration of the renewal of the Advisory Agreement with respect to the Trust’s existing Portfolios (the “Trust Advisory Agreement”).

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and the Subadviser in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Portfolio’s proposed advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo and BlackRock to the Portfolio. In making its evaluation, the Board considered that SAAMCo will act as adviser for the Portfolio, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily management of the Portfolio’s assets allocated to the Subadviser, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees will compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

705

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo who will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadviser, the Board noted that BlackRock will be responsible for providing investment management services on a day-to-day basis. In such role, BlackRock will (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the history, structure and size, and investment experience of the Subadviser. The Board considered the personnel of the Subadviser who will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and the Subadviser’s staff who will be responsible for providing investment management services to the Portfolio and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.

The Board also reviewed and considered SAAMCo’s and the Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolio. The Board considered SAAMCo’s and the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s proposed fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for the Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid out by SAAMCo and the amount of the management fees which it will retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. Based on the information from Broadridge,

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January 31, 2021 (unaudited) — (continued)

the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” that represent those peer groups of funds used to compare expenses.

The Trustees noted that expense information as a whole was useful in assessing whether BlackRock would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and BlackRock and included simulated performance information based on the Portfolio’s 70%/30% allocations to two existing strategies managed by BlackRock, as described in further detail below. On a quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups and the Subadviser’s performance within the Portfolio. The Board considered that management will make particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board. The Board also considered the net expense ratios of the underlying BlackRock-managed exchange traded funds (“ETFs”) in which the Portfolio will initially invest, as well as performance data BlackRock with respect to those ETFs. The Board noted that it had requested information regarding performance and advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio it advises, but that the Adviser does not currently advise other such funds or accounts.

As part of its review of the Portfolio’s proposed fees and expenses and similar fund performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge, management and the Subadviser in making its determinations. The Board considered that both actual management fees and actual total expenses were below the medians of the Portfolio’s Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.51% and 0.76% for the Portfolio’s Class 1 shares and Class 3 shares, respectively, for the period from the Portfolio’s inception through April 30, 2022. The Board further noted that pursuant to the Subadvisory Fee Waiver Agreement, BlackRock is proposing to waive an amount of its subadvisory fee equal to the Portfolio’s acquired fund fees and expenses related to investments in certain underlying iShares exchange-traded funds managed by BlackRock (the “BlackRock iShares Waiver”). In addition, the Board considered that pursuant to the Advisory Fee Waiver Agreement, SAAMCo is proposing to waive 0.25% of its advisory fee, such that the advisory fees payable to SAAMCo by the Portfolio will be equal to 0.40% on the first $250 million in assets and 0.35% thereafter. The Board noted that also pursuant to the Advisory Fee Waiver Agreement, SAAMCo is proposing to waive a portion of its advisory fees in an amount equal to the BlackRock iShares Waiver in order to pass the benefit of that waiver onto the Portfolio.

The Board further considered that the Portfolio’s investment objective will be to seek capital appreciation and income by allocating to factor-based investment strategies across multiple asset classes. The Board noted that the target allocation of the Portfolio will be 70% equities and 30% fixed income, with the ability to increase or decrease the equity allocation by 10% with a corresponding decrease or increase to the fixed income allocation. The Board also noted that the equity allocation would utilize BlackRock’s existing Global Factor Rotation (“GFR”) strategy and the fixed income allocation would utilize its existing Fixed Income Balanced Risk (“FIBR”) strategy. The Board further considered simulated performance net of fees based on the anticipated allocation to the GFR and FIBR strategies, which showed the Portfolio outperforming its custom benchmark for the five-year period ending December 31, 2019, and for four of the five preceding calendar years. The Board took into account management’s discussion of the simulated performance, including that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

The Board also noted that expense and performance information as a whole was useful in assessing whether the Subadviser would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolio should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

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January 31, 2021 (unaudited) — (continued)

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolio. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

In addition, the Board considered that, because the Portfolio’s shares are offered as investment options through the variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objective, strategies and performance of the Portfolio may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board noted that the information provided by management and the Subadviser did not address economies of scale or the profitability of SAAMCO, the Subadviser and their affiliates with respect to their relationship with the Portfolio, because the Portfolio has not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s existing portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The Board further noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted, as mentioned above, that the subadvisory fees to be paid pursuant to the Subadvisory Agreement will be paid by SAAMCo out of the advisory fees that it will receive under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser. Such factors included a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the projected profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. It was noted that the advisory fees of the Portfolio contain breakpoints that will reduce the fees paid by the Portfolio as its assets increase. The Board also considered that SAAMCo has proposed contractual expense caps and fee waivers with respect to the Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, will be responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust will not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadviser’s potential profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo and the Subadviser as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are

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January 31, 2021 (unaudited) — (continued)

employees of SAAMCo. The Board also reviewed the terms of payment for services to be rendered and noted that SAAMCo will compensate the Subadviser out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadviser each possess the capability and resources to perform the duties required of it under its respective Advisory Contract.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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APPROVAL OF ADVISORY AGREEMENT

January 31, 2021 (unaudited) — (continued)

At a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and Pacific Investment Management Company LLC (“PIMCO”) with respect to the SA Templeton Foreign Value Portfolio, a series of the Trust (the “Portfolio”). The Board also approved new Sub-Subadvisory Agreements (each, a “Sub-Subadvisory Agreement” and, collectively with the Subadvisory Agreement, the “Agreements”) between PIMCO and each of Research Affiliates, LLC (“Research Affiliates”), and Parametric Portfolio Associates, LLC (“Parametric”), with respect to the Portfolio. PIMCO, Research Affiliates and Parametric are referred to collectively herein as the “Subadvisers.” The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SAAMCo and Templeton Investment Counsel, LLC (“Templeton”), with respect to the Portfolio. In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment goal, investment strategies and techniques, as well as a change of the Portfolio’s name to “SA PIMCO RAE International Value Portfolio.”

In connection with the approval of the Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the Agreements. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadvisers;

(3)	the size and structure of the subadvisory and sub-subadvisory fees and any other material payments to the Subadvisers;

(4)	the organizational capability and financial condition of the Subadvisers and their affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to PIMCO and by PIMCO to each sub-subadvisor for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of each Subadviser and the amounts retained by SAAMCo; and (c) information regarding each Subadviser’s compliance and regulatory history. The Board also took into account extensive information from PIMCO regarding its services provided to the Trust, which materials the Board reviewed at the Meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust and Seasons Series Trust.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and the Subadvisers in connection with their consideration of approval of the Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of the Subadvisers with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by the Subadvisers.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadvisers, the Board noted that PIMCO would be responsible for providing investment management services on a day-to-day basis. In such role, PIMCO would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SAAMCo with records concerning its activities; and (iv) render regular reports to SAAMCo and to

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January 31, 2021 (unaudited) — (continued)

officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered the personnel of each Subadviser who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, each Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of each Subadviser who would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered each Subadviser’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio. The Board considered each Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by each Subadviser and that there was a reasonable basis on which to conclude that each Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees that it retained. The Board also noted that the subadvisory fee rates to be paid by SAAMCo to PIMCO under the Subadvisory Agreement are lower than those currently paid to Templeton for its subadvisory services to the Portfolio. The Board further considered that management had agreed to a new advisory fee waiver agreement with respect to the Portfolio, which would reduce the fees paid by the Portfolio to SAAMCo. The Board determined that these amounts were reasonable in light of the services performed by SAAMCo and each Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by PIMCO and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and the Subadvisers with respect to any other mutual funds or other accounts advised or subadvised by the Subadvisers with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio, one other international large-cap value fund and four international large-cap growth funds underlying variable insurance products (“VIPs”), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other international large-cap value and international large-cap growth funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of June 30, 2020, from management and PIMCO. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board further considered that Templeton’s performance ranked in the fifth quintile in both its Morningstar category and Lipper universe over the three- and five-year periods ended June 30, 2020. The Board also considered the performance of the PIMCO RAE International Fund (the “PIMCO Fund”) relative to the MSCI EAFE Value Index. The Board noted that the PIMCO Fund had outperformed the benchmark for the one-, three- and five-year periods ended June 30, 2020, and for three of the previous four calendar years. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether the Subadvisers are proposing to provide services at a cost that is competitive with other similar funds.

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January 31, 2021 (unaudited) — (continued)

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Board further noted that the sub-subadvisory fees to be paid pursuant to the Sub-Subadvisory Agreements will be paid by PIMCO. The Board considered that each Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, and PIMCO is responsible for the payment of the fees pursuant to each Sub-Subadvisory Agreement, the Trust does not directly benefit from any reduction in those fee rates. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. The Board determined that the profitability to the Subadvisers in connection with their respective relationship with the Portfolio is therefore not a material factor in its consideration of the Agreements.

The Board considered other potential indirect benefits to the Subadvisers as a result of their relationships with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to the Subadvisers’ profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadvisers in their management of the Portfolio are not a material factor in its consideration at this time.

Terms of Agreements.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreements, including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and Templeton with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that each Subadviser possesses the capability and resources to perform the duties required of it under the applicable Agreement.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory and sub-subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett F. Bouton Age: 76	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 81	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	80	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 72	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	80	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 76	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	80	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-2016); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010-2016).

Allan L. Sher Age: 89	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	80	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 72	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	80	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-2016).
Interested Trustee

Sharon French(2) Age: 55	Trustee	2019 – present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	80	None
Officers

John T. Genoy Age: 52	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 – Present).	N/A	N/A

Kathleen D. Fuentes Age: 51	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)

Christopher C. Joe Age: 51	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 53	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Gregory R. Kingston Age: 55	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present).	N/A	N/A

Shawn Parry Age: 48	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present).	N/A	N/A

Donna McManus Age: 60	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 49	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016 - 2017); Chief Compliance Officer, SAAMCo (2007 – Present) and Vice President SAAMCO (2011 - Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Specialty Series (6 funds), VALIC Company I (45 funds), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

714

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2021.

During the year ended January 31, 2021, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA AB Growth Class 1	$5.58	$—	$0.51	$5.07	59.46%

SA AB Growth Class 2	5.58	—	0.51	5.07	59.46

SA AB Growth Class 3	5.58	—	0.51	5.07	59.46

SA AB Small & Mid Cap Value Class 1	0.41	0.10	—	0.31	99.59

SA AB Small & Mid Cap Value Class 2	0.39	0.08	—	0.31	99.59

SA AB Small & Mid Cap Value Class 3	0.38	0.07	—	0.31	99.59

SA BlackRock Multi-Factor 70/30 Class 1	0.08	0.08	—	—	19.45

SA BlackRock Multi-Factor 70/30 Class 3	0.08	0.08	—	—	19.45

SA BlackRock VCP Global Multi Asset Class 1	0.26	0.01	0.17	0.08	—

SA BlackRock VCP Global Multi Asset Class 3	0.25	0.00	0.17	0.08	—

SA Columbia Technology Class 1	0.81	0.04	0.12	0.65	64.83

SA Columbia Technology Class 2	0.80	0.03	0.12	0.65	64.83

SA Columbia Technology Class 3	0.80	0.03	0.12	0.65	64.83

SA DFA Ultra Short Bond Class 1	0.17	0.17	—	—	—

SA DFA Ultra Short Bond Class 2	0.16	0.16	—	—	—

SA DFA Ultra Short Bond Class 3	0.15	0.15	—	—	—

SA Dogs of Wall Street Class 1	2.09	0.32	0.62	1.15	42.91

SA Dogs of Wall Street Class 2	2.06	0.29	0.62	1.15	42.91

SA Dogs of Wall Street Class 3	2.06	0.29	0.62	1.15	42.91

SA Emerging Markets Equity Index Class 1	0.33	0.33	—	—	0.02

SA Emerging Markets Equity Index Class 3	0.31	0.31	—	—	0.02

SA Federated Hermes Corporate Bond Class 1	0.77	0.57	0.05	0.15	—

SA Federated Hermes Corporate Bond Class 2	0.75	0.55	0.05	0.15	—

SA Federated Hermes Corporate Bond Class 3	0.74	0.54	0.05	0.15	—

SA Fidelity Institutional AM® International Growth Class 1	0.63	0.06	0.37	0.20	2.16

SA Fidelity Institutional AM® International Growth Class 3	0.60	0.03	0.37	0.20	2.16

SA Fidelity Institutional AM® Real Estate Class 1	0.82	0.25	0.15	0.42	0.51

SA Fidelity Institutional AM® Real Estate Class 2	0.80	0.23	0.15	0.42	0.51

SA Fidelity Institutional AM® Real Estate Class 3	0.79	0.22	0.15	0.42	0.51

SA Fixed Income Index Class 1	0.28	0.24	0.01	0.03	—

SA Fixed Income Index Class 3	0.27	0.23	0.01	0.03	—

SA Fixed Income Intermediate Index Class 1	0.20	0.20	—	—	—

SA Fixed Income Intermediate Index Class 3	0.19	0.19	—	—	—

SA Franklin Small Company Value Class 1	1.12	0.21	0.26	0.65	65.49

SA Franklin Small Company Value Class 3	1.08	0.17	0.26	0.65	65.49

SA Franklin U.S. Equity Smart Beta Class 1	0.40	0.26	0.14	0.00	76.63

SA Franklin U.S. Equity Smart Beta Class 3	0.37	0.23	0.14	0.00	76.63

715

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA Global Index Allocation 60/40 Class 1	$0.45	$0.27	$—	$0.18	26.36%

SA Global Index Allocation 60/40 Class 3	0.42	0.24	—	0.18	26.36

SA Global Index Allocation 75/25 Class 1	0.40	0.25	—	0.15	33.23

SA Global Index Allocation 75/25 Class 3	0.37	0.22	—	0.15	33.23

SA Global Index Allocation 90/10 Class 1	—	—	—	—	—

SA Global Index Allocation 90/10 Class 3	—	—	—	—	—

SA Goldman Sachs Global Bond Class 1	0.07	0.07	—	—	—

SA Goldman Sachs Global Bond Class 2	0.05	0.05	—	—	—

SA Goldman Sachs Global Bond Class 3	0.05	0.05	—	—	—

SA Goldman Sachs Multi-Asset Insights Class 1	0.16	0.04	0.01	0.11	25.68

SA Goldman Sachs Multi-Asset Insights Class 3	0.14	0.02	0.01	0.11	25.68

SA Index Allocation 60/40 Class 1	0.40	0.19	—	0.21	50.09

SA Index Allocation 60/40 Class 3	0.37	0.16	—	0.21	50.09

SA Index Allocation 80/20 Class 1	0.07	—	—	0.07	—

SA Index Allocation 80/20 Class 3	0.07	—	—	0.07	—

SA Index Allocation 90/10 Class 1	0.07	—	—	0.07	—

SA Index Allocation 90/10 Class 3	0.07	—	—	0.07	—

SA International Index Class 1	0.24	0.24	—	—	—

SA International Index Class 3	0.23	0.23	—	—	—

SA Invesco Growth Opportunities Class 1	1.31	—	0.07	1.24	59.45

SA Invesco Growth Opportunities Class 2	1.31	—	0.07	1.24	59.45

SA Invesco Growth Opportunities Class 3	1.31	—	0.07	1.24	59.45

SA Invesco Main Street Large Cap Class 1	1.86	0.25	0.08	1.53	100.00

SA Invesco Main Street Large Cap Class 2	1.82	0.21	0.08	1.53	100.00

SA Invesco Main Street Large Cap Class 3	1.80	0.19	0.08	1.53	100.00

SA Invesco VCP Equity-Income Class 1	0.22	0.01	—	0.21	82.91

SA Invesco VCP Equity-Income Class 3	0.22	0.01	—	0.21	82.91

SA Janus Focused Growth Class 1	1.41	0.01	0.12	1.28	100.00

SA Janus Focused Growth Class 2	1.40	—	0.12	1.28	100.00

SA Janus Focused Growth Class 3	1.40	—	0.12	1.28	100.00

SA JPMorgan Diversified Balanced Class 1	0.94	0.43	0.22	0.29	12.80

SA JPMorgan Diversified Balanced Class 2	0.91	0.40	0.22	0.29	12.80

SA JPMorgan Diversified Balanced Class 3	0.90	0.39	0.22	0.29	12.80

SA JPMorgan Emerging Markets Class 1	0.16	0.16	—	—	0.26

SA JPMorgan Emerging Markets Class 2	0.15	0.15	—	—	0.26

SA JPMorgan Emerging Markets Class 3	0.14	0.14	—	—	0.26

SA JPMorgan Equity-Income Class 1	3.24	0.72	0.00	2.52	100.00

SA JPMorgan Equity-Income Class 2	3.18	0.66	0.00	2.52	100.00

SA JPMorgan Equity-Income Class 3	3.16	0.64	0.00	2.52	100.00

SA JPMorgan Global Equities Class 1	0.77	0.27	—	0.50	65.02

SA JPMorgan Global Equities Class 2	0.74	0.24	—	0.50	65.02

SA JPMorgan Global Equities Class 3	0.73	0.23	—	0.50	65.02

SA JPMorgan MFS Core Bond Class 1	0.26	0.26	—	—	—

716

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA JPMorgan MFS Core Bond Class 2	$0.24	$0.24	$—	$—	—%

SA JPMorgan MFS Core Bond Class 3	0.23	0.23	—	—	—

SA JPMorgan Mid-Cap Growth Class 1	2.98	0.04	0.07	2.87	100.00

SA JPMorgan Mid-Cap Growth Class 2	2.95	0.01	0.07	2.87	100.00

SA JPMorgan Mid-Cap Growth Class 3	2.94	—	0.07	2.87	100.00

SA Large Cap Growth Index Class 1	0.77	0.26	—	0.51	96.94

SA Large Cap Growth Index Class 3	0.72	0.21	—	0.51	96.94

SA Large Cap Index Class 1	0.83	0.43	0.07	0.33	86.33

SA Large Cap Index Class 3	0.79	0.39	0.07	0.33	86.33

SA Large Cap Value Index Class 1	1.84	0.36	1.18	0.30	22.86

SA Large Cap Value Index Class 3	1.83	0.35	1.18	0.30	22.86

SA Legg Mason BW Large Cap Value Class 1	1.55	0.40	—	1.15	100.00

SA Legg Mason BW Large Cap Value Class 2	1.52	0.37	—	1.15	100.00

SA Legg Mason BW Large Cap Value Class 3	1.50	0.35	—	1.15	100.00

SA Legg Mason Tactical Opportunities Class 1	0.19	0.15	0.03	0.01	32.01

SA Legg Mason Tactical Opportunities Class 3	0.17	0.13	0.03	0.01	32.01

SA MFS Blue Chip Growth Class 1	1.48	0.09	—	1.39	97.18

SA MFS Blue Chip Growth Class 2	1.46	0.07	—	1.39	97.18

SA MFS Blue Chip Growth Class 3	1.45	0.06	—	1.39	97.18

SA MFS Massachusetts Investors Trust Class 1	2.34	0.17	0.00	2.17	100.00

SA MFS Massachusetts Investors Trust Class 2	2.30	0.13	0.00	2.17	100.00

SA MFS Massachusetts Investors Trust Class 3	2.27	0.10	0.00	2.17	100.00

SA MFS Total Return Class 1	0.98	0.39	—	0.59	58.43

SA MFS Total Return Class 2	0.95	0.36	—	0.59	58.43

SA MFS Total Return Class 3	0.94	0.35	—	0.59	58.43

SA Mid Cap Index Class 1	0.24	0.13	0.01	0.10	86.48

SA Mid Cap Index Class 3	0.23	0.12	0.01	0.10	86.48

SA Morgan Stanley International Equities Class 1	0.35	0.19	—	0.16	—

SA Morgan Stanley International Equities Class 2	0.33	0.17	—	0.16	—

SA Morgan Stanley International Equities Class 3	0.32	0.16	—	0.16	—

SA PIMCO RAE International Value Class 1	0.35	0.35	—	—	0.02

SA PIMCO RAE International Value Class 2	0.33	0.33	—	—	0.02

SA PIMCO RAE International Value Class 3	0.31	0.31	—	—	0.02

SA PIMCO VCP Tactical Balanced Class 1	0.75	0.08	0.44	0.23	—

SA PIMCO VCP Tactical Balanced Class 3	0.72	0.05	0.44	0.23	—

SA PineBridge High-Yield Bond Class 1	0.34	0.34	—	—	—

SA PineBridge High-Yield Bond Class 2	0.33	0.33	—	—	—

SA PineBridge High-Yield Bond Class 3	0.33	0.33	—	—	—

SA Putnam International Growth and Income Class 1	0.24	0.22	0.02	0.00	0.03

SA Putnam International Growth and Income Class 2	0.22	0.20	0.02	0.00	0.03

SA Putnam International Growth and Income Class 3	0.21	0.19	0.02	0.00	0.03

SA Schroders VCP Global Allocation Class 1	0.19	0.02	0.14	0.03	9.08

SA Schroders VCP Global Allocation Class 3	0.18	0.01	0.14	0.03	9.08

717

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA Small Cap Index Class 1	$0.53	$0.09	$0.08	$0.36	51.74%

SA Small Cap Index Class 3	0.52	0.08	0.08	0.36	51.74

SA T. Rowe Price Asset Allocation Growth Class 1	0.18	0.10	0.03	0.05	60.03

SA T. Rowe Price Asset Allocation Growth Class 3	0.15	0.07	0.03	0.05	60.03

SA T. Rowe Price VCP Balanced Class 1	0.31	0.02	0.21	0.08	8.47

SA T. Rowe Price VCP Balanced Class 3	0.30	0.01	0.21	0.08	8.47

SA VCP Dynamic Allocation Class 1	0.95	0.20	0.14	0.61	15.48

SA VCP Dynamic Allocation Class 3	0.91	0.16	0.14	0.61	15.48

SA VCP Dynamic Strategy Class 1	0.78	0.20	0.05	0.53	34.58

SA VCP Dynamic Strategy Class 3	0.74	0.16	0.05	0.53	34.58

SA VCP Index Allocation Class 1	0.33	0.15	0.06	0.12	—

SA VCP Index Allocation Class 3	0.31	0.13	0.06	0.12	—

SA WellsCap Aggressive Growth Class 1	1.97	—	0.45	1.52	10.33

SA WellsCap Aggressive Growth Class 2	1.97	—	0.45	1.52	10.33

SA WellsCap Aggressive Growth Class 3	1.97	—	0.45	1.52	10.33

*	Short-term capital gains are treated as ordinary income for tax purposes

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2021, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income

SA Emerging Markets Equity Index	$154,904	$1,541,968

SA Fidelity Institutional AM® International Growth	346,347	3,329,640

SA Global Index Allocation 60/40	32,583	274,964

SA Global Index Allocation 75/25	34,513	291,142

SA Global Index Allocation 90/10	148,304	1,251,472

SA Index Allocation 60/40	26,542	224,330

SA Index Allocation 80/20	76,911	650,048

SA Index Allocation 90/10	271,390	2,293,768

SA International Index	908,237	9,683,308

SA JPMorgan Emerging Markets	564,557	4,889,996

SA Morgan Stanley International Equities	636,991	5,359,225

SA PIMCO RAE International Value	1,930,620	17,432,252

SA Putnam International Growth and Income	450,774	5,136,580

SA VCP Dynamic Allocation	3,126,736	15,626,117

SA VCP Dynamic Strategy	2,497,008	9,873,515

SA VCP Index Allocation	68,042	575,086

718

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2021.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Variable annuities are sold by prospectus only. Please contact your investment representative or call 1-800-445-7862 to obtain a prospectus. The prospectus contains the investment objectives, risks, fees, charges, expenses and other information regarding the contract and underlying funds, which should be considered carefully before investing. Please read the prospectus carefully before investing.

719

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	31.55%	31.36%	31.23%
5-year	21.41%	21.22%	21.11%
10-year	16.93%	16.76%	16.64%
Since Inception	11.55%	9.16%	11.86%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 31.55% for the 12-month period ended January 31, 2021, compared to a 34.46% return for the Russell 1000 Growth Index.

U.S. markets recorded positive returns for the 12-month period ended January 31, 2021. Small cap stocks outperformed large cap stocks, with the Russell 2000 Index and Russell 1000 Index up 30.17% and 19.84%, respectively. By style, growth stocks outperformed value stocks in both the large and small cap categories.

Sector selection had a negative impact on relative performance. An underweight to information technology and overweights to cash holdings and health care detracted from relative returns, offsetting contributions from underweights to the industrials, financials and real estate sectors. Overall security selection also detracted from the Portfolio’s relative returns. Security selection within consumer discretionary, information technology and industrials detracted, while selection within health care, consumer staples and materials contributed.

During the 12-month period ended January 31, 2021, not owning Tesla, Inc. or Apple, Inc. were the two most significant detractors from relative returns for the full-year period and accounted for more than all of the Portfolio’s relative underperformance versus the benchmark.

In contrast, PayPal Holdings, Inc. and Align Technology, Inc. were the two most significant contributors to relative returns during the full-year period.

720

AllianceBernstein L.P.

SA AB Small & Mid Cap Value Portfolio — Class 2

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	10.90%	10.72%	10.60%
5-year	10.40%	10.24%	10.13%
10-year	N/A	8.61%	8.50%
Since Inception	10.14%	9.53%	9.99%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 10.72% for the 12-month period ended January 31, 2021, compared to a 11.25% return for the Russell 2500 Value Index.

U.S. equities recorded positive returns for the 12-month period ended January 31, 2021. Small and mid cap value stocks outperformed large cap value stocks, with the Russell 2500 Value Index and Russell 1000 Value Index up 11.25% and 4.09%, respectively, for the period.

Within the small and mid cap space, growth outperformed value in the period, with the Russell 2500 Growth Index and Russell 2500 Value Index up 44.24% and 11.25%, respectively. In terms of sector performance within the benchmark, health care was the biggest outperformer for the period, followed by communication services. While most other sectors were positive for the period, energy and real estate led underperformers.

Stock selection in the consumer discretionary, energy and materials sectors detracted from relative performance, while selection in real estate, financials and health care contributed. Overweights to consumer discretionary and information technology contributed, offsetting underweights to health care and communication services, which detracted.

The leading held detractors from performance in the period were HollyFrontier Corp., US Foods Holding Corp. and Signet Jewelers, Ltd. The leading contributors to performance in the period were Williams-Sonoma, Inc., Molina Healthcare, Inc. and Papa John’s International, Inc.

721

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	4.15%	3.94%
5-year	N/A	5.68%
10-year	N/A	N/A
Since Inception	5.67%	6.03%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg Barclays U.S. Treasury 7-10 Year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended Index consists of 45% Bloomberg Barclays U.S. Treasury 7-10 Year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 3.94% for the 12-month period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 8.94% for the MSCI EAFE Index (net), and 5.40% for the Bloomberg Barclays U.S. Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index (net) / 45% Bloomberg Barclays U.S. Treasury 7-10 Year Index returned 10.64%.

The Portfolio’s underweight exposure to U.S. Treasuries held in the first quarter of 2020 detracted from performance as yields fell. The underlying equity strategies in the Portfolio also slightly detracted from returns. Volatility control management was the largest detractor from performance as the Portfolio remained underweight equities for part of the period as equities rallied.

Meanwhile, the Portfolio’s underweight to the U.S. dollar versus a basket of developed market currencies, including the euro, held throughout the period benefited performance. The underperformance of the U.S. dollar was underpinned by a reacceleration in global economic activity during the second half of the period. The Portfolio’s overweight to international developed equities during the fourth quarter of 2020 also benefited Portfolio performance as international developed equities rallied over the period.

The Portfolio used derivatives to adjust risk during the period. Overall, the Portfolio’s use of equity futures and interest rate futures detracted, while the use of put options and currency forwards contributed positively to performance.

722

Columbia Management Investment Advisors, LLC

SA Columbia Technology Portfolio — Class 1

SA Columbia Technology Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	48.08%	47.95%	47.74%
5-year	29.58%	29.36%	29.24%
10-year	19.08%	18.91%	18.82%
Since Inception	2.59%	7.44%	13.71%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Columbia Technology Portfolio — Class 1 shares posted a return of 48.08% for the 12-month period ended January 31, 2021, compared to a 38.33% return for the MSCI World Information Technology Index and a 44.09% return for the Nasdaq Composite Index.

Using the GICS sectors of the S&P 500® and the MSCI EAFE indices as proxies for domestic and international markets, information technology was the top performing sector in these markets.

Security selection more so than allocation decisions was the primary driver of relative outperformance. From a sector perspective, the Portfolio’s relative underweight to, and stock selection in, the information technology sector, and an out-of-benchmark position and stock selection in the industrials sector were the largest relative contributors for the period. From an industry perspective, stock selection and a relative overweight to the semiconductor industry and security selection in the software industry were the largest relative contributors to performance. Conversely, the Portfolio’s relative underweight to, and stock selection in, the hardware industry was the largest relative detractor for the period.

Stock positions that were among the top contributors to performance included Lam Research, Corp. Apple Inc. and Teradyne, Inc. all of which posted double-digit positive returns, while Western Digital Corp. was the largest detractor from the Portfolio’s performance after the company posted a double-digit decline for the period. From a country standpoint, security selection and a relative overweight in the United States contributed to performance, as did security selection and relative underweights in Germany and Japan. Meanwhile, an underweight posture to the Netherlands detracted from relative returns for the period.

723

Dimensional Fund Advisers L.P.

SA DFA Ultra Short Bond Portfolio — Class 1

SA DFA Ultra Short Bond Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	0.11%	-0.03%	-0.08%
5-year	0.92%	0.78%	0.68%
10-year	0.33%	0.19%	0.09%
Since Inception	2.14%	0.89%	0.72%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the ICE BofA 6-Month U.S. Treasury Bill Index. The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

[2]

The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of 0.11% for the 12-month period ended January 31, 2021, compared to a 0.90% return for the ICE BofA 6-Month U.S. Treasury Bill Index.

The short-term segment of the U.S. Treasury yield curve transitioned from inverted to flat during the period. The shape of the short-term segment of the U.S. Treasury yield curve indicated smaller expected term premiums. As such, the Portfolio’s weighted average duration was maintained at the shorter-end of the eligible duration range. This resulted in the Portfolio’s weighted average duration being shorter than that of the benchmark.

During the period, interest rates decreased significantly and realized term premiums were positive as longer-duration securities generally outperformed shorter-duration securities; the 1-Month U.S. Treasury Bill returned 0.32% while the 6-Month U.S. Treasury Bill returned 0.90%. As a result, the Portfolio’s allocation to shorter-duration securities detracted from performance relative to the benchmark.

724

SunAmerica Asset Management, LLC

SA Dogs of Wall Street Portfolio — Class 1

SA Dogs of Wall Street Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	11.91%	11.74%	11.58%
5-year	14.09%	13.92%	13.78%
10-year	14.13%	13.95%	13.84%
Since Inception	7.85%	9.16%	10.32%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Dogs of Wall Street Portfolio — Class 1 shares posted a return of 11.91% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index.

The Portfolio is rules-based. Stock selections for this 30-stock Portfolio are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high-quality stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Factors driving underperformance during the past fiscal year included: stock selection in the consumer discretionary sector; underweight exposure and stock selection in the information technology sector; and overweight exposure to the energy, industrials, and consumer staples sectors.

Losses were partially mitigated by positioning in the financials sector; security selection among communication services companies; no exposure to the utilities or real estate sectors; and stock selection in the industrials and health care sectors. Not owning outperforming Amazon.com, Inc. or Apple Inc. also hindered results.

In terms of individual holdings, ViacomCBS Inc., Clorox Co., C.H. Robinson Worldwide, Inc., Fastenal Co., and Robert Half International Inc. led the list of top relative performers for the 12-month period. On the other hand, notable laggards included Gap, Inc., Ralph Lauren Corp., Exxon Mobil Corp., Boeing Co., and Omnicom Group Inc.

At fiscal year-end, the average yield of Portfolio holdings was 3.09% compared to 1.55% average yield of the S&P 500® Index constituents.

725

SunAmerica Asset Management, LLC

SA Emerging Markets Equity Index Portfolio — Class 1

SA Emerging Markets Equity Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	27.92%	27.61%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.90%	7.63%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 27 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Emerging Markets Equity Index Portfolio — Class 1 shares posted a return of 27.92% for the 12-month period ended January 31, 2021, compared to a 27.90% return for the MSCI Emerging Markets Index (net).

The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.

For the reporting period, stocks posted positive results both in the U.S. and abroad as the S&P 500® Index, MSCI ACWI ex USA Index (net), and MSCI EAFE Index (net) appreciated 17.25%, 13.95%, and 8.94%, respectively.

In terms of individual contributors, Tencent Holdings, Ltd. (Hong Kong), Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), Alibaba Group Holding, Ltd. ADR (Hong Kong), Samsung Electronics Co., Ltd. (South Korea), and Meituan (Hong Kong) were top performers during the period. At the other end of the spectrum, LUKOIL PJSC ADR (Russia), Itaú Unibanco Holding SA Pfd (Brazil), Axis Bank Limited GDR Reg S (India), and Banco Bradesco SA (Brazil) were principal detractors.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

726

Federated Hermes Investment Management Company

SA Federated Hermes Corporate Bond Portfolio — Class 1

SA Federated Hermes Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	6.28%	6.19%	6.08%
5-year	7.01%	6.85%	6.76%
10-year	5.71%	5.56%	5.46%
Since Inception	6.37%	6.54%	6.49%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Bloomberg Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg Barclays U.S. Credit Index and 25% the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Federated Hermes Corporate Bond Portfolio — Class 1 shares posted a return of 6.28% for the 12-month period ended January 31, 2021, compared to a 5.58% return for the Bloomberg Barclays U.S. Credit Index, a 7.38% return for the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 6.08% return by the blended benchmark (75% Bloomberg Barclays U.S. Credit Index/25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index).

On average, the Portfolio had an underweight position to the high yield asset class, which resulted in positive contribution to period performance. This was driven by the weak relative returns in high yield versus investment grade in the early part of the period. The Portfolio increased exposure to high yield, ultimately ending the period with an overweight position relative to the blended benchmark.

Individual security selection was a significant positive contributor, with notable positive performance in the communications, transportation, capital goods and energy industries. This was partially offset by weak selection results in the insurance and basic industries. The largest positive contributors included positions in Marathon Petroleum Corp., AT&T, Inc., Bristol-Myers Squibb Co. The largest negative selection contributors included positions in Occidental Petroleum Corp., Apache Corp., Party City Holdings, Inc., Hess Midstream Partners LP, and Kraft Heinz Foods Co. Yield curve positioning was a positive contributor, with most of the positive contribution resulting from a relative underweight position to the long end of the curve.

The Portfolio ended the period targeting a duration posture shorter than the blended benchmark and an overweight position to the high yield asset class.

727

FIAM LLC

SA Fidelity Institutional AM® International Growth Portfolio— Class 1

SA Fidelity Institutional AM® International Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	21.78%	21.44%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	19.10%	18.86%
*	Inception date for Class 1: 5/1/19; Class 3: 5/1/19

[1]

The MSCI ACWI ex USA Index (net) measures the performance of companies in 22 countries in Europe, Australasia, the Far East, and Canada and 27 Emerging Economies. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® International Growth Portfolio — Class 1 shares posted a return of 21.78% for the period ended January 31, 2021, compared to a 13.95% return for the MSCI ACWI ex USA Index (net).

Positive market selection was the primary driver of relative performance, while positive security selection also contributed. The Portfolio’s outperformance was broad based across sectors, as nine of 11 GICS sectors contributed positively to relative performance. The Portfolio’s overweight exposure to the information technology sector and underweight to the energy sector contributed the most to relative performance, while security selection in the utilities and financials sectors also contributed to relative performance.

The industrials and materials sectors were the lone sectors that weighed on relative performance during the period. Within industrials and materials, both market and security selection detracted from relative performance.

While country allocation was marginally negative, stock selection within most countries was strongly positive. Among countries, holdings within the United Kingdom were the strongest contributor to relative performance due to both the Portfolio’s underweight position and strong stock selection. The Portfolio’s overweight exposure to Ireland detracted.

Among individual stocks, the Portfolio’s overweight positions in Latin American ecommerce company MercadoLibre Inc., Chinese alcoholic beverage company Wuliangye Yibin Co., Ltd., Class A and chipset manufacturer Taiwan Semiconductor Manufacturing Co., Ltd. were among the largest contributors to relative performance. Overweight positions in German engine manufacturer MTU Aero Engines AG, aerospace component company Safran SA, and South African retail bank Capitec Bank Holdings, LTD. were the leading individual detractors from relative performance.

728

FIAM LLC

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1

SA Fidelity Institutional AM® Real Estate Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	-3.60%	-3.70%	-3.89%
5-year	6.56%	6.40%	6.29%
10-year	7.78%	7.63%	7.51%
Since Inception	7.83%	8.35%	8.55%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® Real Estate Portfolio — Class 1 shares posted a return of -3.60% for the 12-month period ended January 31, 2021, compared to a -9.00% return for the FTSE NAREIT Equity REITs Index.

U.S. commercial real estate fundamentals have been challenged, with select sectors disproportionally impacted. After falling at the outset of the pandemic, occupancy and net operating income have stabilized but the commercial real estate supply remains below its historical average.

For the prior twelve months, both security and sector selection were positive. The Portfolio’s allocation to cash contributed to performance. Strong security selection among office REITs, positive security and sector selection in specialty REITs, and an overweight to industrial REITs, boosted these sectors as top relative contributors. Offsetting this was weak relative security and sector performance in the shopping centers sector and negative security selection in the infrastructure REITs sector.

Among individual stocks, overweight positions in Digital Realty Trust, Inc. and CubeSmart were the leading contributors to relative performance. Conversely, an underweight position in VEREIT, Inc. and not owning Apartment Income were the leading detractors from relative performance over the period.

729

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio — Class 1

SA Fixed Income Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	5.18%	4.93%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	4.63%	4.37%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of 5.18% for the 12-month period ended January 31, 2021, compared to a 5.28% return for the Bloomberg Barclays U.S. Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg Barclays U.S. Government/Credit Bond Index before expenses.

The Portfolio kept average cash below 1%, which minimally detracted from performance. The Portfolio’s corporate bond holdings performed the best over the period, returning nearly 7%. The Portfolio’s U.S. Treasury holdings had the second-highest return at 4.67%. Government-related securities had the lowest return versus other non-cash holdings.

Within corporate bond holdings, industrials and financial institutions had the highest return during the period. These two sectors also had the highest contribution to return within corporate holdings. Utilities, meanwhile, had the lowest contribution to return among corporate bond holdings and in the Portfolio in general. Within U.S. Treasury holdings, the 20+ year maturity bucket had the highest return during the period, followed by the 10-20 year maturity bucket and the 7-10 year maturity bucket. The 20+ year maturity bucket had the highest contribution to return for U.S. Treasury holdings, followed by the 3-5 year maturity bucket and the 1-3 year maturity bucket, while the 0-1 year maturity bucket had the lowest contribution to return.

The Portfolio does not invest in municipal bonds, sovereign bonds or supranational bonds. While these assets all had strong returns for the benchmark, their contribution to the benchmark’s return was minimal.

730

SunAmerica Asset Management, LLC

SA Fixed Income Intermediate Index Portfolio — Class 1

SA Fixed Income Intermediate Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	4.48%	4.18%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	3.62%	3.38%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

[1]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Intermediate Index Portfolio — Class 1 shares posted a return of 4.48% for the 12-month period ended January 31, 2021, compared to a 4.65% return for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index before expenses.

The Portfolio kept average cash below 1%, which minimally detracted from performance. Corporate bond holdings had the best performance in the Portfolio, returning 6.01% for the period, and the second highest contribution to return in the period behind U.S. Treasury holdings. U.S. Treasury securities returned 4.29% during the period, the second highest return in the Portfolio. While government-related securities had a positive return, their contribution to return was minimal relative to other holdings.

Within the Portfolio’s corporate bond holdings, industrials had the highest contribution to return followed by financial institutions. Utilities had the lowest contribution to return within corporate bond holdings during the period. Within the Portfolio’s U.S. Treasury holdings, the 10-20 year maturity bucket had the highest return during the period, followed by the 7-10 year maturity bucket and the 5-7 year maturity bucket. The 3-5 year maturity bucket had the highest contribution to return followed by the 5-7 year maturity bucket.

The Portfolio does not invest in municipal bonds, sovereign bonds or supranational bonds. While these assets had strong returns for the benchmark, their contribution to the benchmark’s return was minimal.

731

Franklin Advisory Services, LLC

SA Franklin Small Company Value Portfolio — Class 1

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	11.24%	10.92%
5-year	12.11%	11.84%
10-year	9.10%	8.84%
Since Inception	9.02%	7.04%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 11.24% for the 12-month period ended January 31, 2021, compared to a 16.42% return for the Russell 2000 Value Index.

Early in 2020, the COVID-19 pandemic upended economies and financial markets around the world. Global financial markets then rebounded from March’s extreme lows, supported by significant measures from central banks and governments. Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the reporting period higher.

Stock selection within the consumer discretionary sector was a primary drag on relative return for the period, particularly within the specialty retail and hotels, restaurants and leisure industries. An underweight to health care companies, along with stock selection within the sector, also provided a headwind. Stock selection within the materials sector constrained relative return as well. From an individual holding perspective, The Hanover Insurance Group Inc., a holding company for several property and casualty insurance companies, weighed on relative results, as did insurance and business service provider Old Republic International Corp. and home builder Toll Brothers, Inc.

Conversely, an overweight to and stock selection within the industrials sector benefited performance. Within the sector, an overweight to the building products industry and stock selection within and an overweight to the electrical equipment industry provided the strongest tailwind. Stock selection within the financials sector was also additive to relative results. An underweight to the real estate sector helped relative return as well. From an individual holding perspective, BJ’s Wholesale Club Holdings, Inc., a leading warehouse club operator on the east coast of the United States, was a leading contributor to performance. A position in II-VI, Inc., an engineered materials company, also bolstered results, as did a position in high efficiency motor and power transmission systems company Regal Beloit Corp.

732

Franklin Advisory Services, LLC

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1

SA Franklin U.S. Equity Smart Beta Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	9.60%	9.27%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.88%	12.57%
*	Inception date for Class 1: 10/7/19; Class 3: 10/7/19.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin U.S. Equity Smart Beta Portfolio — Class 1 shares posted a return of 9.60% for the 12-month period ended January 31, 2021, compared to a 19.84% return for the Russell 1000 Index.

Early in 2020, the COVID-19 pandemic upended economies and financial markets around the world. Global financial markets then rebounded from March’s extreme lows, supported by significant measures from central banks and governments. Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the reporting period higher.

During the period, the Portfolio underperformed the benchmark in seven of the 11 market sectors. Sectors that detracted most from relative results included consumer discretionary and information technology, where security selection was weak. Conversely, areas of relative strength included the financials, utilities, energy and industrials sectors. Individual holdings that hindered the Portfolio’s results included NVIDIA Corp., Microsoft Corp. and Apple, Inc. Individual holdings that lifted performance included NextEra Energy, Inc., Raytheon Technologies Corp. and Applied Materials, Inc.

The Portfolio’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility and value notably detracted from the Portfolio’s performance for the period, while momentum and quality marginally detracted.

733

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

SA Global Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	11.48%	11.24%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.08%	7.81%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 27 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 23% S&P 500® Index, 5% S&P MidCap 400 Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index, 20% Bloomberg Barclays U.S. Government / Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

734

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 11.24% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index, a 18.46% for the S&P MidCap 400® Index, a 30.17% for the Russell 2000 Index, a 8.94% for the MSCI EAFE Index (net), a 27.90% for the MSCI Emerging Markets Index (net), a 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 4.65% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and a 11.49% return for the blended benchmark consisting of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 20% Bloomberg Barclays U.S. Government/Credit Bond Index, 20% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the blended benchmark during the period. The underperformance of all the underlying index portfolios relative to their benchmarks after fees hurt relative results. Asset allocation also hurt results due to a slight underweight to overall equities. However, the impact was slightly offset by a marginal overweight to small cap equities and a substantial overweight to longer maturity fixed income securities. Smaller capitalization stocks rallied strongly, and interest rates fell during the period.

735

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

SA Global Index Allocation 75/25 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	13.13%	12.82%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.45%	8.18%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 27 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 28% S&P 500® Index, 6% S&P MidCap 400 Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 12.5% Bloomberg Barclays U.S. Government / Credit Bond Index and 12.5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

736

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 75/25 Portfolio — Class 3 shares posted a return of 12.82% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index, a 18.46% for the S&P MidCap 400® Index, a 30.17% for the Russell 2000 Index, a 8.94% for the MSCI EAFE Index (net), a 27.90% for the MSCI Emerging Markets Index (net), a 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 4.65% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and a 13.27% return for the blended benchmark consisting of 28% S&P 500® Index, 6% S&P MidCap 400® Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 12.5% Bloomberg Barclays U.S. Government/Credit Bond Index, 12.5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equites and fixed income.

The Portfolio trailed the blended benchmark primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation also hurt results due to a slight underweight to overall equities. However, the impact was slightly offset by a marginal overweight to small cap equities and a substantial overweight to longer maturity fixed income securities. Smaller capitalization stocks rallied strongly, and interest rates fell during the period.

737

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3

SA Global Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	13.80%	13.49%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.40%	8.13%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 27 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 32% S&P 500® Index, 8% S&P MidCap 400 Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 5% Bloomberg Barclays U.S. Government / Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

738

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3

The SA Global Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 13.49% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index, a 18.46% for the S&P MidCap 400® Index, a 30.17% for the Russell 2000 Index, a 8.94% for the MSCI EAFE Index (net), a 27.90% for the MSCI Emerging Markets Index (net), a 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 4.65% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and a 14.33% return for the blended benchmark consisting of 32% S&P 500® Index, 8% S&P MidCap 400® Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 5% Bloomberg Barclays U.S. Government/Credit Bond Index, 5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the blended benchmark primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation also hurt results due to a slight underweight to overall equities. However, the impact was slightly offset by a marginal overweight to small cap equities and a substantial overweight to longer maturity fixed income securities. Smaller capitalization stocks rallied strongly, and interest rates fell during the period.

739

Goldman Sachs Asset Management International

SA Goldman Sachs Global Bond Portfolio — Class 1

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	8.38%	8.20%	8.12%
5-year	4.22%	4.06%	3.95%
10-year	2.46%	2.30%	2.20%
Since Inception	4.95%	3.88%	3.73%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio — Class 1 shares posted a return of 8.38% for the 12-month period ended January 31, 2021, compared to a 6.32% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio outperformed the benchmark over the fiscal year. The Portfolio’s cross sector exposure was the largest contributor over the period primarily driven by an overweight bias to spread sectors, particularly corporates. Corporate bonds outperformed government bonds in 2020. The Portfolio’s duration positioning also contributed to performance. The Portfolio’s steepener trade in United Kingdom rates performed well. The United Kingdom curve steepened due to a rally in shorter-dated rates.

Amongst security selection within the Portfolio, corporate, government/swap and emerging market debt holdings contributed, while securitized bond holdings detracted over the period. The most important effect on performance came from corporate selection, where positive returns were driven by a preference for lower rated bonds within U.S. investment grade corporates.

The Portfolio’s cross macro exposure was the main detractor over the period, driven by positions involving exposure to Norwegian rates and currency (including overweight Canadian rates versus underweight Norwegian rates paired with underweight Canadian Dollar/Norwegian Krone) in the earlier part of 2020, particularly in March. Lower oil prices amid global growth concerns (induced by rising COVID-19 cases) weighed on the Portfolio’s overweight exposures to the Norwegian Krone, while the Portfolio’s underweight Norwegian rates exposures also detracted as Norwegian rates rallied.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks. For the period, the Portfolio’s use of currency forwards and interest rate futures positively impacted performance.

740

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

SA Goldman Sachs Multi-Asset Insights Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	11.40%	11.11%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.93%	6.65%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400 Index, 3.5% Russell 2000 Index, 24.5% MSCI EAFE Index (net) and 30% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3 shares posted a return of 11.11% for the 12-month period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 18.46% for the S&P MidCap 400® Index, 30.17% for the Russell 2000 Index, 8.94% for the MSCI EAFE Index (net), and 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 38.5% S&P 500® Index / 3.5% S&P MidCap 400® Index / 3.5% Russell 2000 Index / 24.5% MSCI EAFE Index (net)/ 30% Bloomberg Barclays U.S. Government/Credit Bond Index returned 12.78%.

Over the fiscal year, both the Portfolio and its blended benchmark posted positive total returns with the Portfolio underperforming the blended benchmark. Underperformance was driven by the Portfolio’s dynamic positioning. After the drawdown in equities in March, cautiousness due to increased uncertainty around buying back equities left the Portfolio underweight equities in April and May. Underlying security selection also detracted slightly. Portfolio underperformance was partially offset by strategic asset allocation.

741

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

Within equities, the primary drivers of positive total returns were the Portfolio’s allocations to U.S. all-cap equities and international large cap equities. Passive U.S. large cap equity holdings also added positively to returns. Additionally, off-benchmark exposure to emerging markets equities contributed positively. However, allocations to U.S. large cap value and global infrastructure equities detracted from returns. Within fixed income, exposure to 10-year U.S. Treasuries contributed due to the fall in yields. Additionally, investment grade credit exposure further added to performance.

Within U.S. all-cap equities and international large cap equities, sector selection contributed to excess returns whilst stock selection detracted. Within the investment themes, quality detracted the most followed by fundamental mispricing. Holdings in the information technology, communication services, and energy sectors contributed the most. Holdings in the industrials, health care, and consumer discretionary sectors detracted the most. The largest individual stock contributor was PayPal Holdings, while the largest stock detractor was an underweight to Tesla.

The Portfolio utilizes derivatives for efficient portfolio management. Within fixed income, the Portfolio’s use of Treasury futures contributed to performance. Within equities, the use of equity index futures contributed to performance.

742

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3

SA Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	12.98%	12.69%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.63%	9.35%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]	The Prior Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net) and 40% Bloomberg Barclays U.S. Government /Credit Bond Index.
[8]

Effective May 1 2020, the Portfolio changed its Blended Index. The New Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg Barclays U.S. Government /Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

743

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3

The SA Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 12.69% for the 12-month period ended January 31, 2021.

The Portfolio’s blended benchmark changed on May 1, 2020, from a 40% S&P 500® Index, 5% S&P MidCap 400® Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), and 40% Bloomberg Barclays U.S. Government/Credit Bond Index to a 40% S&P 500® Index, 5% S&P Midcap 400® Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg Barclays U.S. Government/Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

For the period February 1, 2020 to April 30, 2020, the Portfolio posted a return of -5.36%, compared to a -9.26% return for the S&P 500® Index, a -18.47% return for the Russell 2000 Index, a -17.58% return for the S&P MidCap 400® Index, a -16.09% return for the MSCI EAFE Index (net), a 3.21% for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a -5.66% return for the blended benchmark.

For the period February 1, 2020 to April 30, 2020, the Portfolio outperformed the blended benchmark. An underweight to small and mid cap equities helped performance. Underlying index portfolios slightly outperformed their benchmarks in aggregate after fees, helping performance. An underweight to equities at the end of the first quarter hurt results as equities rebounded sharply in April.

For the period May 1, 2020 to January 31, 2021, the Portfolio posted a return of 19.07%, compared to a 29.21% return for the S&P 500® Index, a 59.66% return for the Russell 2000 Index, a 43.73% return for the S&P MidCap 400® Index, a 29.83% return for the MSCI EAFE Index (net), a 2.01% for the Bloomberg Barclays U.S. Government/Credit Bond Index, 2.21% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, and a 19.94% return for the blended benchmark.

For the period May 1, 2020 to January 31, 2021, the Portfolio trailed the blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. Allocation decisions within the broad equity and fixed income asset classes detracted from results and more than offset positive results from an overweight to small cap equities.

744

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3

SA Index Allocation 80/20 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	14.74%	14.41%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.99%	10.70%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]	The Prior Blended Index is comprised of 50% S&P 500 Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Government /Credit Bond Index.
[8]

Effective May 1 2020, the Portfolio changed its Blended Index. The New Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), 10% Bloomberg Barclays U.S. Government /Credit Bond Index and 10% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 80/20 Portfolio — Class 3 shares posted a return of 14.41% for the 12-month period ended January 31, 2021.

745

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3

The Portfolio’s blended benchmark changed on May 1, 2020, from a 50% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Government/Credit Bond Index to a 50% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), 10% Bloomberg Barclays U.S. Government/Credit Bond Index, and 10% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

For the period February 1, 2020 to April 30, 2020, the Portfolio posted a return of -8.85%, compared to a -9.26% return for the S&P 500® Index, a -18.47% return for the Russell 2000 Index, a -17.58% return for the S&P MidCap 400® Index, a -16.09% return for the MSCI EAFE Index (net), a 3.21% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a -8.97% return for the blended benchmark.

For the period February 1, 2020 to April 30, 2020, the Portfolio outperformed the blended benchmark. An underweight to small and mid cap equities helped performance. Underlying index portfolios slightly trailed their benchmarks in aggregate after fees, detracting from performance. An underweight to equities at the end of the first quarter hurt results as equities rebounded sharply in April.

For the period May 1, 2020 to January 31, 2021, the Portfolio posted a return of 25.53%, compared to a 29.21% return for the S&P 500® Index, a 59.66% return for the Russell 2000 Index, a 43.73% return for the S&P MidCap 400® Index, a 29.83% return for the MSCI EAFE Index (net), a 2.01% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 2.21% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, and a 26.32% return for the blended benchmark.

For the period May 1, 2020 to January 31, 2021, the Portfolio trailed the blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. Allocation decisions within the broad equity and fixed income asset classes detracted from results and more than offset positive results from an overweight to small cap equities.

746

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3

SA Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	15.07%	14.83%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	11.54%	11.27%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]	The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net) and 10% Bloomberg Barclays U.S. Government /Credit Bond Index.
[8]

Effective May 1 2020, the Portfolio changed its Blended Index. The New Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), 5% Bloomberg Barclays U.S. Government /Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

747

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3

The SA Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 14.83% for the 12-month period ended January 31, 2021.

The Portfolio’s blended benchmark changed on May 1, 2020, from a 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), and 10% Bloomberg Barclays U.S. Government/Credit Bond Index to a 55% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000 Index, 20% MSCI EAFE (net) Index, 5% Bloomberg Barclays U.S. Government/Credit Bond Index, and 5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

For the period February 1, 2020 to April 30, 2020, the Portfolio posted a return of -10.67%, compared to a -9.26% return for the S&P 500® Index, a -18.47% return for the Russell 2000 Index, a -17.58% return for the S&P MidCap 400® Index, a -16.09% return for the MSCI EAFE Index (net), a 3.21% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a -10.61% return for the blended benchmark.

For the period February 1, 2020 to April 30, 2020, the Portfolio trailed the blended benchmark. An underweight to equities at the end of the first quarter hurt results as equities rebounded sharply in April. An underweight to small and mid cap equities helped performance. Underlying index portfolios trailed their benchmarks in aggregate after fees, also detracting from performance.

For the period May 1, 2020 to January 31, 2021, the Portfolio posted a return of 28.54%, compared to a 29.21% return for the S&P 500® Index, a 59.66% return for the Russell 2000 Index, a 43.73% return for the S&P MidCap 400® Index, a 29.83% return for the MSCI EAFE Index (net), a 2.01% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 2.21% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, and a 29.27% return for the blended benchmark.

For the period May 1, 2020 to January 31, 2021, the Portfolio trailed the blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, also detracting from performance. A slight underweight to equities was more than offset by positive results from an overweight to small cap equities.

748

SunAmerica Asset Management, LLC

SA International Index Portfolio — Class 1

SA International Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	9.08%	8.85%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.94%	6.67%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of 9.08% for the 12-month period ended January 31, 2021, compared to a 8.94% return for the MSCI EAFE Index (net).

The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.

For the reporting period, domestic and international stock markets rallied as the Russell 1000 Index and S&P 500® Index advanced 19.84% and 17.25%, respectively, while the MSCI World Index (net), MSCI ACWI ex USA Index (net) and MSCI EAFE Index (net) returned 15.45%, 13.95%, and 8.94%, respectively.

With respect to sector performance among the MSCI EAFE Index (net) constituents, the information technology, materials, and consumer discretionary sectors were the top contributors, while performance in the energy, real estate, and financials sectors partially offset gains.

In terms of individual contributors, ASML Holding NV (Netherlands), LVMH Moët Hennessey Louis Vuitton SE (France), SoftBank Group Corp. (Japan), Siemens AG (Germany), and Keyence Corp. (Japan) were top performers during the period. At the other end of the spectrum, U.K.-based HSBC Holdings PLC, BP PLC, and Royal Dutch Shell PLC, Class A were principal detractors.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

749

Invesco Advisers, Inc.

SA Invesco Growth Opportunities Portfolio — Class 1

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	58.68%	58.43%	58.28%
5-year	23.11%	22.92%	22.78%
10-year	15.00%	14.82%	14.70%
Since Inception	5.41%	8.02%	12.32%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio — Class 1 shares posted a return of 58.68% for the 12-month period ended January 31, 2021, compared to a 42.69% return for the Russell 2000 Growth Index.

In general, broad equity markets experienced strong, double digit returns led by U.S. growth-oriented small cap equities and in particular information technology and consumer discretionary stocks during the year ended January 31, 2021.

Stock selection drove the Portfolio’s outperformance during the period. Specifically, stock selection within the health care, information technology and consumer discretionary sectors was the key contributor to relative returns. Conversely, stock selection in the industrials sector and a combination of allocation and stock selection in the energy sector detracted from the Portfolio’s relative returns. A minor allocation to ancillary cash was the largest relative detractor during the period.

At the stock level, Enphase Energy, Etsy and Twist Bioscience were the top absolute contributors to Portfolio performance. Top detractors to absolute performance included Parsley Energy, Brink’s and Crane.

750

Invesco Advisers, Inc.

SA Invesco Main Street Large Cap Portfolio — Class 1

SA Invesco Main Street Large Cap Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	13.19%	13.02%	12.90%
5-year	13.56%	13.39%	13.27%
10-year	11.96%	11.80%	11.69%
Since Inception	8.39%	7.19%	9.48%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Main Street Large Cap Portfolio — Class 1 shares posted a return of 13.19% for the 12-month period ended January 31, 2021, compared to a 19.84% return for the Russell 1000 Index.

The Portfolio’s underperformance was mainly driven by stock selection and a moderate underweight exposure in the information technology sector. This was primarily driven by not owning Apple, Inc. until October 2020 and having an underweight position in Apple when it was initiated. Other key detractors included stock selection in the energy and health care sectors. In addition to Apple, Inc., the other top individual detractors to relative returns were not owning Tesla and the Portfolio’s holding in Suncor Energy, Inc. The Portfolio’s allocation to cash in a strong positive market also detracted from results. Cash averaged 170 basis points of the Portfolio during the period.

The underperformance was partially offset by strong selection in the real estate sector and a slight underweight to the utilities sector. The top individual contributors to relative returns included Qualcomm, Inc., Amazon.com, Inc., and Applied Materials, Inc.

751

Invesco Advisers, Inc.

SA Invesco VCP Equity-Income Portfolio — Class 3

SA Invesco VCP Equity-Income Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	0.71%	0.37%
5-year	N/A	5.57%
10-year	N/A	N/A
Since Inception	4.72%	5.05%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco VCP Equity-Income Portfolio — Class 3 shares posted a return of 0.37% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index and a 4.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 12.86%.

During the reporting period, U.S. stocks posted positive returns as measured by the S&P 500® Index. In terms of style investing, large growth stocks materially outperformed large value stocks, as measured by the Russell 1000 Growth Index versus the Russell 1000 Value Index. U.S. bonds posted single digit returns as measured by the Bloomberg Barclays U.S. Aggregate Bond Index and convertible bonds returned over 46% as measured by the ICE BofA All U.S. Convertible Index.

Stock selection within equities versus the blended benchmark detracted from relative performance. Within equities, Carnival PLC and Citigroup, Inc. detracted from results. General Motors Co., Qualcomm, Inc. and Johnson Controls International PLC were top contributors.

The allocation to convertible securities, which is a non-benchmark allocation, posted positive performance and contributed to relative performance. The material underweight allocation to fixed income versus the benchmark and security selection contributed to relative performance. Cash was a detractor from performance versus the blended benchmark.

As part of the mandate, and to potentially reduce Portfolio volatility during a market downturn, the team sold short S&P 500® futures contracts during the reporting period. This acted as a detractor to absolute performance. The gap risk protection utilized put options had a positive impact for the period. The team used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S. based companies held in the Portfolio. This had a negative impact on performance.

752

Janus Capital Management, LLC

SA Janus Focused Growth Portfolio — Class 1

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	32.65%	32.42%	32.34%
5-year	20.94%	20.75%	20.64%
10-year	14.69%	14.52%	14.41%
Since Inception	8.85%	9.58%	10.82%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 32.65% for the 12-month period ended January 31, 2021, compared to a 34.46% return for the Russell 1000 Growth Index.

The Russell 1000 Growth Index posted a strong gain for the fiscal year after a sharp downturn in the first quarter of 2020, reaching record levels on the heels of highly effective COVID-19 vaccine trials, subsequent regulatory approvals and the rollout of initial vaccinations.

The Portfolio underperformed its benchmark during the period. Stock selection in the consumer discretionary and industrials sectors detracted from relative performance, as did the Portfolio’s allocation to cash. Stock selection in the communication services sector and an underweight allocation to the consumer staples sector contributed to relative performance.

Relative performance was primarily driven by stock selection. The largest relative detractors during the period included Tesla, Inc., L3Harris Technologies, Inc. and Boston Scientific Corp. The leading relative contributors included Snap, Inc., ASML Holding NV and Align Technology, Inc.

753

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced Portfolio — Class 1

SA JPMorgan Diversified Balanced Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	14.25%	14.06%	14.00%
5-year	9.74%	9.58%	9.47%
10-year	8.88%	8.71%	8.60%
Since Inception	6.69%	5.50%	6.90%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg Barclays U.S. Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[3]	The Blended Index is comprised of 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Diversified Balanced Portfolio — Class 1 shares posted a return of 14.25% for the 12-month period ended January 31, 2021, compared to 15.45% for the MSCI World Index (net), 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index and 12.06% for 60% MSCI World Index (net) / 40% Bloomberg Barclays U.S. Government/Credit Bond Index blended benchmark.

Security selection decisions contributed positively to performance over the 1-year period. Within equities, security selection in U.S. core and growth equities contributed positively to results, while security selection in U.S. value and international equities detracted from performance. Within fixed income, security selection detracted from performance over the period particularly in core bonds and high yield bonds.

Asset allocation decisions also contributed positively to performance over the period. Within equities, from an asset allocation standpoint, the Portfolio’s allocation to U.S. equities contributed positively. The Portfolio’s allocation to non-U.S. equities detracted. Within fixed income, from an asset allocation standpoint, the Portfolio’s allocation to U.S. Treasuries contributed positively to performance, while the Portfolio’s allocation to international government debt detracted.

The Portfolio uses derivatives for efficient portfolio management. Overall, the Portfolio’s use of equity futures over the period contributed positively to performance.

754

J.P. Morgan Investment Management Inc.

SA JPMorgan Emerging Markets Portfolio — Class 1

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	28.27%	28.09%	27.82%
5-year	14.52%	14.32%	14.24%
10-year	2.55%	2.40%	2.29%
Since Inception	5.60%	8.70%	9.98%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 27 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of 28.27% for the 12-month period ended January 31, 2021, compared to a 27.90% return for the MSCI Emerging Markets Index (net).

The Portfolio outperformed the benchmark over the year. Stock selection detracted from returns, while country allocation contributed. Stock selection in Taiwan was a tailwind to performance. The Portfolio’s exposure to GlobalWafers Co., Ltd., a company which engages in the research and development, design, manufacture and sale of semiconductor ingots and wafers, boosted relative performance. The Portfolio’s underweight exposure to India also boosted performance. During the period, the market failed to keep pace with the broader benchmark and only rose 13.8%.

Stock selection in China proved to be a headwind to performance during the year. The Portfolio’s underweight exposure to Meituan, a Chinese company which engages in the provision of a platform that uses technology to connect consumers and merchants, weighed on returns. The Portfolio’s overweight exposure to Russia also weighed on performance, as the market underperformed the broader benchmark and fell 12.2% during the period.

755

J.P. Morgan Investment Management Inc.

SA JPMorgan Equity-Income Portfolio — Class 1

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	2.68%	2.51%	2.37%
5-year	11.77%	11.60%	11.48%
10-year	11.68%	11.52%	11.40%
Since Inception	8.87%	6.12%	8.35%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 2.68% for the 12-month period ended January 31, 2021, compared to a 4.09% return for the Russell 1000 Value Index.

For the fiscal year, the Portfolio underperformed the Russell 1000 Value Index. Stock selection in the health care sector hurt results whereas strong stock selection in the information technology sector aided performance. Although the Portfolio modestly benefited from positive stock selection in the energy sector, given the magnitude of the sector’s underperformance, some of the Portfolio’s energy holdings were amongst the largest stock-specific detractors, with ConocoPhillips and Chevron, Corp. as examples.

At the sector level, the Portfolio outperformed the benchmark in the information technology sector due to strong stock selection. Leading contributors to performance for the period within the information technology sector were Apple, Inc. and Microsoft, Corp.

756

J.P. Morgan Investment Management Inc.

SA JPMorgan Global Equities Portfolio — Class 1

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	10.85%	10.68%	10.53%
5-year	10.30%	10.12%	10.01%
10-year	7.44%	7.28%	7.17%
Since Inception	6.49%	5.32%	7.84%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of 10.85% for the 12-month period ended January 31, 2021, compared to a 15.45% return for the MSCI World Index (net).

During the fiscal year, companies exhibiting combined attractive value, quality and momentum characteristics struggled. The Portfolio underperformed the Index in eight of 11 sectors and across all regions expect the Pacific Rim.

The key feature of the market backdrop that proved particularly challenging during the period for Portfolio performance relative to the Index was the remarkably narrow nature of the market with growth stocks dominating returns versus value stocks. Additionally, the weight of the five largest stocks in the Index rose to the highest level since the technology bubble of the late 1990s. This narrowness provides a stark contrast to the diversified breadth of holdings the Portfolio is invested in across sectors, regions and capitalizations.

Sector holdings that detracted the most during the period were within the financials and information technology. The outperformance of the Portfolio’s holdings within the health care sector was led by U.S. stocks. By region, stock selection in continental Europe detracted the most while stock selection in the Pacific Rim added value.

757

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	5.53%	5.40%	5.34%
5-year	4.49%	4.33%	4.25%
10-year	3.79%	3.64%	3.54%
Since Inception	6.25%	5.73%	6.41%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of 5.53% for the 12-month period ended January 31, 2021, compared to a 4.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. U.S. Treasury rates fell across the curve during the fiscal period, 2-year yields decreased by 121 basis points (bps) to 0.12%, 10-year yields decreased by 43 bps to 1.09%, and 30-year yields decreased 15 bps to 1.86%. The Portfolio’s duration and yield curve positioning were a net positive to performance, as the Portfolio held an overweight to the 5-10 year portion of the curve, underweight 20- and 30-year key rates, and maintained a marginally longer duration posture before finishing the end of the period short duration versus the benchmark.

The Portfolio’s agency mortgage-backed securities (MBS) outperformed mortgages in the benchmark, thus security selection within MBS aided returns during the period. In contrast, the Portfolio’s overweight allocation in MBS was a detractor from performance. Within the securitized credit sectors (asset-backed securities (ABS), commercial MBS (CMBS) and non-agency MBS), the Portfolio’s security selection was overall positive. Albeit, the Portfolio’s allocation to non-agency MBS was a slight detractor to returns. Corporate bonds finished as the best performing investment grade domestic broad market sector. The Portfolio’s overweight to corporates on both a market value and spread duration contribution basis and security selection in the sector were strong contributors.

758

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. The Portfolio’s sector allocation and security selection decisions were primary factors that contributed to performance relative to the benchmark over the reporting period. The Portfolio’s corporate bond exposure was the most important contributor to relative return. An overweight to corporate bonds and security selection within the sector were almost equally contributive to outperformance. Underweight positions in Treasuries and agency MBS, used to fund the overweight positions in credit sectors, were additive to relative returns, along with positive security selection in both sectors. An overweight to securitized debt, primarily collateralized loan obligations (CLOs), was also modestly positive for relative return.

Conversely, on average, a modest duration underweight and the Portfolio’s yield curve positioning, notably its lesser exposure to the front end of the yield curve (2-year) and greater exposure to the long end of the yield curve (30-year), hurt relative performance as the yield curve steepened over the reporting period, with rates at the front end of the curve falling more than rates at the long end of the yield curve.

759

J.P. Morgan Investment Management Inc.

SA JPMorgan Mid-Cap Growth Portfolio — Class 1

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	43.80%	43.59%	43.49%
5-year	23.41%	23.23%	23.11%
10-year	16.19%	16.01%	15.90%
Since Inception	9.01%	7.37%	12.72%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of 43.80% for the 12-month period ended January 31, 2021, compared to a 33.88% return for the Russell Midcap Growth Index.

The Portfolio outperformed the benchmark for the fiscal year. Outperformance for the period was driven by stock selection across a variety of sectors with the consumer discretionary and information technology sectors leading the way. Stock selection in health care was the primary detractor from performance followed by stock selection in the real estate sector. Overweight positions in Enphase Energy, Inc. and Teladoc Health, Inc. were the top contributors to performance for the year. Not owning Moderna, Inc. and an underweight position in DocuSign, Inc. were the top detractors from performance.

As of January 31, 2021, the Portfolio’s largest overweight exposures are in the consumer discretionary and industrials sectors. The largest underweight exposures are in the information technology and health care sectors.

760

SunAmerica Asset Management, LLC

SA Large Cap Growth Index Portfolio — Class 1

SA Large Cap Growth Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	29.12%	28.79%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	20.40%	20.11%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The S&P 500® Growth Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratios of earnings change to price and momentum.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Growth Index Portfolio — Class 1 shares posted a return of 29.12% for the 12-month period ended January 31, 2021, compared to a 29.84% return for the S&P 500® Growth Index.

The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.

During the period, U.S. equities advanced across the board, as growth outperformed value in the large-, mid-, and small-cap categories. Within the S&P 500® Growth Index, the information technology, consumer discretionary, and communication services sectors returned 43.13%, 41.03%, and 28.60%, respectively. Energy was the only sector to deliver negative returns, losing -25.32%. The consumer staples and real estate sectors also significantly underperformed the Index.

Examples of top-contributing Index holdings during the annual period included Apple Inc., Amazon.com, Inc., Microsoft Corporation, NVIDIA Corporation, and Facebook, Inc. Portfolio laggards included JPMorgan Chase & Co., Boeing Company, Coca-Cola Company, Raytheon Company, and Intel Corporation.

761

SunAmerica Asset Management, LLC

SA Large Cap Index Portfolio — Class 1

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	16.92%	16.64%
5-year	15.74%	N/A
10-year	12.95%	N/A
Since Inception	6.85%	13.42%
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of 16.92% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

For the period, domestic stocks posted broad-based returns as all major indices posted gains, as the NASDAQ Composite, Russell 2000, S&P 500®, and Russell Midcap Indices returned 44.09%, 30.17%, 17.25%, and 17.73%, respectively.

Within the S&P 500® Index, the information technology, consumer discretionary, and materials were the top-performing sectors during the period, returning 37.12%, 33.18%, and 25.63%, respectively. The energy, utilities, and real estate sectors were the principal laggards, returning -22.46%, -6.65%, and -2.96%, respectively.

In terms of individuals contributors, Apple, Inc., Amazon.com, Inc., Microsoft Corp., NVIDIA Corp., and Facebook, Inc. were the most additive holdings. At the other end of the spectrum, Boeing Co., AT&T, Inc., Wells Fargo & Co., Exxon Mobil Corp., and Coca-Cola Co. detracted the most from performance.

762

SunAmerica Asset Management, LLC

SA Large Cap Value Index Portfolio — Class 1

SA Large Cap Value Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	2.41%	2.10%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.87%	7.58%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]	The S&P 500® Value Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Value Index Portfolio — Class 1 shares posted a return of 2.41% for the 12-month period ended January 31, 2021, compared to a 2.46% return for the S&P 500® Value Index.

The Portfolio is passively managed to match the S&P 500® Value Index before expenses.

During the period, the market was led higher as the S&P 500® Index, Russell 1000 Index, Russell 2000 Index, Russell Midcap Index, and NASDAQ Composite advanced 17.25%, 19.84%, 30.17%, 17.73%, and 44.09%, respectively.

With respect to S&P 500® Value Index constituent groups, materials, health care, and consumer discretionary were the top-performing sectors. On the other hand, the energy, utilities, and real estate sectors were the principal laggards during the period.

Among individual holdings, UnitedHealth Group, Inc., Walmart, Inc., FedEx Corp., United Parcel Service, Inc., and Abbott Laboratories were top contributors during the period. At the other end of the spectrum, AT&T, Inc., Wells Fargo & Co., Exxon Mobil Corp., Boeing Co., and Citigroup, Inc. detracted the most from performance.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures detracted from performance.

763

Brandywine Global Investment Management, LLC

SA Legg Mason BW Large Cap Value Portfolio — Class 1

SA Legg Mason BW Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	2.46%	2.34%	2.20%
5-year	10.83%	10.68%	10.56%
10-year	9.21%	9.05%	8.94%
Since Inception	9.65%	6.84%	8.80%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason BW Large Cap Value Portfolio — Class 1 shares posted a return of 2.46% for the 12-month period ended January 31, 2021, compared to a 4.09% return for the Russell 1000 Value Index.

Growth style investing outperformed over the period as the Russell 1000 Growth Index gained 34.46% while the Russell 1000 Value Index gained 4.09%. Within the Russell 1000 Value Index, returns from the lowest quartile Price-to-Earnings (PE) stocks trailed higher PE stocks, which was a negative for the Portfolio. The Portfolio tends to hold higher Return-on-Equity (ROE) stocks than the benchmark, which detracted for the period as the lowest quartile ROE stocks outperformed higher ROE stocks within the Russell 1000 Value Index.

The biggest detraction was from selection within the communication services sector, driven in part from Disney which the Portfolio did not own. The company’s earnings dropped; however, isolation entertainment drove sales of their streaming service. The Portfolio’s holdings in telecommunications companies AT&T, Inc. and Verizon Communications, Inc. hurt results as these companies languished from higher expenses for building out 5G networks. A large overweight to banks hurt performance as businesses were forced to close. Debt forgiveness, interest rates near zero and a lack of business activity thwarted the need for financing. The Portfolio’s underweight to the consumer staples sector also detracted.

The Portfolio does not invest in REITs so the underweight for the year was a positive to performance as the sector had to contend with store closings, rent abatements and office space reductions projected into the future.

764

Brandywine Global Investment Management, LLC

SA Legg Mason Tactical Opportunities Portfolio — Class 3

SA Legg Mason Tactical Opportunities Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	7.65%	7.45%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.60%	6.35%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[5]	The Blended Index is comprised of 43% S&P 500® Index, 5% Russell 2000 Index, 22% MSCI EAFE Index (net) and 30% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason Tactical Opportunities Portfolio — Class 3 shares posted a return of 7.45% for the 12-month period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 30.17% for the Russell 2000 Index, 8.94% for the MSCI EAFE Index (net), and 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 43% S&P 500® Index / 5% Russell 2000 Index / 22% MSCI EAFE Index (net) / 30% Bloomberg Barclays U.S. Government/Credit Bond Index returned 13.11%.

Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the twelve-month reporting period higher. Against this backdrop, the Portfolio underperformed its blended benchmark for the fiscal year. Manager selection, which is the relative return between an underlying manager and its specific benchmark, hindered performance during the year. However, style contribution added slightly to results, meaning that the weighted combination of style benchmarks outperformed the blended benchmark. All asset classes that the Portfolio invested in posted positive absolute returns, led by U.S. large cap growth equities and U.S. small cap core equities. U.S. large cap value equities were the lowest performing asset class, though still generated positive returns. Manager selection within all sleeves detracted. The largest relative detractor was from selection in global dividend equities.

765

Brandywine Global Investment Management, LLC

SA Legg Mason Tactical Opportunities Portfolio — Class 3

The exchange-traded fund (ETF) style timing sleeve which, as of January 31, 2021 was invested in dividend, quality, and value-oriented equities, detracted from Portfolio performance during the period. The Futures Overlay sleeve, which tactically allocates between equities and bonds detracted overall during the period. The sleeve was overweight U.S. equities until the end of March 2020, absorbing some of the drawdowns the market experienced. At the end of March, it switched to overweight bonds, before switching back to overweight equities mid-May, and remaining that way until the end of the fiscal year. During that time, the Portfolio’s long equity futures and short bond futures positions during the drawdown in late-February through March and again in September more than offset the contributions the tactical sleeve added in other months.

766

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	28.66%	28.35%	28.26%
5-year	18.76%	18.59%	18.47%
10-year	13.69%	13.52%	13.40%
Since Inception	5.07%	6.86%	9.76%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of 28.66% for the 12-month period ended January 31, 2021, compared to a 34.46% return for the Russell 1000 Growth Index.

Stock selection in the consumer discretionary, information technology and health care sectors weakened performance relative to the Russell 1000 Growth Index. Within the consumer discretionary sector, an underweight position in electric vehicle manufacturer Tesla, Inc. and the timing of the Portfolio’s ownership in shares of pizza delivery company Domino’s Pizza, Inc. held back relative results. Within the information technology sector, an underweight position in digital payment technology developer PayPal Holdings, Inc., holdings of semiconductor company Intel Corp., and overweight positions in financial technology services provider Fiserv and debit and credit transaction processing company MasterCard, Inc., Class A hurt relative returns. Additionally, the timing of the Portfolio’s ownership in shares of defense, aviation, information technology, and biomedical research company Leidos and not owning shares of wireless communications software company QUALCOMM detracted from relative performance. Within the health care sector, the Portfolio’s overweight position in biotechnology company Biogen further hindered relative returns. Other top relative detractors during the reporting period included the Portfolio’s holdings of office and consumer paper products maker Kimberly-Clark Corp.

Security selection in the industrials sector was a primary contributor to relative performance. Within this sector, an underweight position in aerospace company Boeing and holdings of agricultural equipment manufacturer AGCO Corp. boosted relative performance. A combination of an underweight position and stock selection in the consumer staples sector also supported relative results led by the Portfolio’s avoidance of beverage maker Coca-Cola. Stocks in other sectors that helped relative returns included overweight positions in identity management services provider Okta, Inc., interactive fitness platform for indoor cycling classes Peloton Interactive, Inc., Class A, materials engineering solutions provider for semiconductor chips and electronics Applied Materials, Inc., enterprise cloud computing services provider ServiceNow, Inc. and pharmaceutical company Eli Lilly & Co. Additionally, underweight positions in broadcast and communication tower management firm American Tower and global payments technology company Visa, Inc., Class A further aided relative results.

767

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	13.62%	13.47%	13.37%
5-year	14.64%	14.47%	14.36%
10-year	12.27%	12.10%	11.98%
Since Inception	8.54%	7.61%	9.96%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 13.62% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index.

During the reporting period, security selection within the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, an underweight position in computer and personal electronics maker Apple, Inc. and an overweight position in global provider of banking and payment technologies Fidelity National Information Services, Inc. held back relative results. Additionally, not owning shares of computer graphics processor maker NVIDIA and digital payment technology developer PayPal also hampered relative returns.

An underweight position and stock selection in the consumer discretionary sector weakened relative performance. Within this sector, not owning internet retailer Amazon.com hindered relative results. Security selection within the energy sector also hurt relative results, led by the Portfolio’s holding of natural gas and petrochemical products manufacturer Enterprise Products Partners LP.

A combination of an overweight position and stock selection in the consumer staples sector further dampened relative returns, led by the Portfolio’s position in food processing company Danone SA. Stocks in other sectors that further dampened relative performance included overweight positions in medical device maker Medtronic and medical technology company Becton, Dickinson and Co.

Security selection in the financials sector strengthened relative performance. Within this sector, not owning diversified financial services firm Wells Fargo supported relative returns. An underweight position in the utilities sector also boosted relative results. Stock selection in the communication services sector further aided relative performance. Here, not owning shares of telecommunication services provider AT&T helped in relative terms.

Stocks in other sectors that further benefited relative results included overweight positions in life sciences supply company Thermo Fisher Scientific, Inc., specialty rural lifestyle retailer Tractor Supply, retail giant Target Corp., pharmaceutical company Eli Lilly Co., and healthcare equipment manufacturer Danaher. Additionally, not owning shares of integrated oil and gas company Exxon Mobil and aerospace company Boeing, and the Portfolio’s holding of luxury goods company LVMH, further aided relative performance.

768

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	9.12%	8.99%	8.90%
5-year	9.07%	8.91%	8.80%
10-year	8.07%	7.91%	7.80%
Since Inception	8.18%	6.24%	7.06%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 9.12% for the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index and a 4.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 12.86%.

Within the equity portion of the Portfolio, a combination of an underweight position and stock selection in the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, an underweight position in both computer and personal electronics maker Apple, Inc. and software giant Microsoft Corp., and not holding shares of computer graphics processors maker NVIDIA and digital payment technology developer PayPal Holdings, weakened relative returns.

An overweight position in the financials sector held back relative performance. Within this sector, the timing of the Portfolio’s ownership in shares of diversified financial services firm Citigroup, Inc., and overweight positions in risk management and human capital consulting services provider Aon Corp. and financial services firm U.S. Bancorp, hindered relative returns. Elsewhere, the timing of the Portfolio’s ownership in shares of internet retailer Amazon.com and an overweight position in pharmaceutical company Merck & Co., Inc. dampened relative results. Additionally, the Portfolio’s position in shares of integrated oil company BP PLC also hurt relative returns.

Within the fixed income portion of the Portfolio, the Portfolio’s yield curve positioning weighed on relative return, in particular, an underweight along the short/intermediate part of the curve (2 - 5 years). This was more than offset by the Portfolio’s duration exposure, which on average over the period was approximately in-line with the benchmark.

769

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

Within the equity portion of the Portfolio, stock selection in the industrials sector contributed to performance relative to the S&P 500® Index, led by not holding shares of aerospace company Boeing Co. Other top relative contributors during the reporting period included the Portfolio’s position in semiconductor manufacturer Taiwan Semiconductor Manufacturing and overweight positions in health care equipment manufacturer Danaher Corp., retail giant Target Corp., life sciences supply company Thermo Fisher Scientific, Inc. and vehicle components manufacturer Aptive PLC. Additionally, not holding shares of oil and gas production giant Exxon Mobil Corp., telecommunication services provider AT&T, Inc., insurance and investment firm Berkshire Hathaway and beverage maker Coca-Cola further benefited relative results.

Within the fixed income portion of the Portfolio, the overweight exposure to corporate bonds was the largest contributor to performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index. Security selection in corporate bonds was additive as well. An underweight in Treasuries used to fund overweights in credit sectors was helpful to relative return. A slight overweight in agency mortgage-backed securities (MBS) contributed, along with security selection. In addition, the Portfolio’s underweight and quality allocation in government-related agency debt were helpful to relative performance.

770

SunAmerica Asset Management, LLC

SA Mid Cap Index Portfolio — Class 1

SA Mid Cap Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	17.90%	17.70%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.73%	9.46%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 17.90% for the 12-month period ended January 31, 2021, compared to an 18.46% return for the S&P MidCap 400® Index.

The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.

The market environment for the period was particularly strong and most domestic stock indices posted positive returns, including the S&P MidCap 400® Index which advanced 18.46%. During the period, small-cap stocks outperformed large-cap stocks, and growth outperformed value across large-, small-, and mid-cap companies.

With respect to individual holdings, top performers included Enphase Energy, Inc., Etsy, Inc., SolarEdge Technologies, Inc., Monolithic Power Systems, Inc., and Penn National Gaming, Inc. Portfolio laggards included National Retail Properties, Inc., Alleghany Corp., EPR Properties, Sabre Corp., and OGE Energy Corp.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

771

Morgan Stanley Investment Management Inc.

SA Morgan Stanley International Equities Portfolio — Class 1

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	10.84%	10.60%	10.43%
5-year	7.53%	7.38%	7.28%
10-year	4.20%	4.06%	3.95%
Since Inception	3.75%	3.78%	6.28%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

SA Morgan Stanley International Equities — Class 1 shares posted a return of 10.84% for the 12-month period ended January 31, 2021, compared to a 8.94% return for the MSCI EAFE Index (net).

The MSCI EAFE Index (net) finished the period up 9% with sector performance varied. Information technology (+32%) was the strongest performing sector, while energy (-19%) was the weakest. Financials (-2%) and real estate (-8%) also saw negative returns, but other cyclical sectors did well with materials (+27%) and consumer discretionary (+18%) outperforming. Industrials (+12%) was also ahead of the market. Amongst the more defensive sectors, utilities (+8%) and health care (+9%) held up fairly well, while consumer staples (+3%) lagged the market.

In geographic terms, the Netherlands (+31%) and Sweden (+30%) were among the strongest performing EAFE markets. Japan (+15%) and Germany (+13%) were also ahead of the Index, while France (+4%), Spain and the U.K. (both -7%) lagged. Outside Europe and Japan, Australia was up 9%, Hong Kong increased 13%, while Singapore fell -3%.

While sector allocation was positive during the period, the main driver of outperformance was stock selection. The Portfolio’s overweights in information technology and health care helped sector allocation, as did the lack of real estate stocks and the underweights in financials and energy. Strong stock selection was driven by significant outperformance in energy, communication services, information technology, consumer discretionary and materials. Health care holdings underperformed. The Portfolio remains overweight defensive sectors versus cyclical sectors.

772

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO RAE International Value Portfolio — Class 2

SA PIMCO RAE International Value Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	-0.32%	-0.49%	-0.58%
5-year	3.63%	3.48%	3.39%
10-year	N/A	2.01%	1.90%
Since Inception	3.80%	4.97%	5.39%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

Effective May 1, 2020, the Portfolio changed its index to MSCI EAFE Value Index. The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. The Portfolio changed its Index because the new benchmark is more consistent with the new portfolio management team’s investment strategy and style.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO RAE International Value Portfolio — Class 2 shares posted a return of -0.49% for the 12-month period ended January 31, 2021.

Effective January 25, 2021, the Portfolio changed subadviser from Templeton Investment Counsel, LLC to Pacific Investment Management Company LLC and changed benchmark from MSCI EAFE Index (net) to MSCI EAFE Value Index (net).

773

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO RAE International Value Portfolio — Class 2

For the period February 1, 2020, to January 24, 2021, the Portfolio managed by Templeton Investment Counsel, LLC posted a return of 3.49% compared to a 12.83% return for the MSCI EAFE Index (net). Early in 2020, the COVID-19 pandemic upended economies and financial markets around the world. Global financial markets then rebounded from March’s lows, supported by significant measures from central banks and governments. Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the reporting period higher.

Stock selection in the industrials sector detracted from relative performance during the period, with performance in the sector led lower by BAE Systems PLC and East Japan Railway Co. Security selection in the health care and communication services sectors hampered results. Notable detractors from the health care sector included German firm Bayer AG. Relative returns were pressured by stock selection in the consumer discretionary sector and by security selection and overweighting in the real estate sector. From the real estate sector, investments in Japan’s Mitsui Fudosan Co., Ltd. and Hong Kong-based Swire Pacific ,Ltd. dampened performance.

Key contributors included overweighting and stock selection in the information technology sector, led higher by Taiwan Semiconductor Manufacturing Co., Ltd. and South Korean firm Samsung Electronics Co., Ltd. Overweighting and security selection in the materials sector enhanced relative results. Significant contributors from the sector included Japan’s Sumitomo Metal Mining and Canadian companies Wheaton Precious Metals Co. and Barrick Gold Corp.

Regionally, stock selection and overweighting in Japan detracted from relative performance. Stock selection in France hampered results, as did underweighting and security selection in the Netherlands. Relative returns were pressured further by stock selection and underweighting in Switzerland and by underweighting in Denmark. In contrast, off-benchmark positioning in Canada contributed to relative performance. Investments in select European markets, such as Belgium and Spain, also enhanced relative results.

For the period January 25, 2021, to January 31, 2021, the Portfolio managed by Pacific Investment Management Company LLC posted a return of -3.92% compared to a -3.67% return for the MSCI EAFE Value Index (net). During the period, the Portfolio was transitioning to management by Pacific Investment Management Company LLC.

774

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	8.40%	8.18%
5-year	N/A	8.86%
10-year	N/A	N/A
Since Inception	8.19%	6.70%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned 8.18% for the period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 4.72% for the Bloomberg Barclays U.S. Aggregate Bond Index, 8.94% for the MSCI EAFE Index (net), 30.17% for the Russell 2000 Index, and a 12.36% return for the blended benchmark of 40% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (net)/ 5% Russell 2000 Index.

The COVID-19 pandemic sparked a volatile market environment in 2020. While the CBOE Volatility Index (VIX) began the period at a relatively low level, it quickly spiked given uncertainty surrounding the COVID-19 pandemic. Despite higher market volatility throughout the period, most risk assets ended the period higher. The Portfolio quickly de-risked its equity exposure in response to the uptick in volatility, and tactically adjusted its equity exposure as volatility began to stabilize. The Portfolio’s dynamic equity allocation, obtained via equity futures contracts and swaps, detracted from relative performance. While an underweight equity position for much of the market rally detracted from relative performance, downside risk mitigation strategies, obtained via S&P 500® put options, partially offset relative losses.

775

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

Within the fixed income component of the Portfolio, U.S. interest rate strategies added to relative performance. A duration overweight at the beginning of the year, and later ending the year underweight, contributed to relative performance as the Portfolio tactically adjusted rate exposure over the period. Non-U.S. interest rate strategies were neutral for relative performance. Positive contributions from Eurozone exposure were offset by negative contributions from short United Kingdom interest rate exposure, as yields broadly fell across developed markets. Within spread sectors, an allocation to investment grade corporate credit, partially facilitated via credit default swaps, added to relative performance as corporate spreads tightened. Additionally, exposure to Agency mortgage backed securities added to relative performance.

Derivatives were instrumental in obtaining specific exposures and hedging certain Portfolio positions. Equity swaps detracted from absolute performance, while that was more than offset by equity futures adding to absolute performance, without taking substitutions, hedging, relative value, or other strategies into account. Interest rate futures detracted from relative performance, without taking substitutions, hedging, relative value, or other strategies into account.

776

PineBridge Investments, LLC

SA PineBridge High-Yield Bond Portfolio — Class 1

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	7.87%	7.69%	7.64%
5-year	9.52%	9.38%	9.24%
10-year	6.75%	6.60%	6.49%
Since Inception	6.44%	6.94%	8.28%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The ICE BofA High Yield Master Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of 7.87% for the 12-month period ended January 31, 2021, compared to a 6.57% return for the ICE BofA High Yield Master Index.

Credit spreads, as measured by the option-adjusted spread (OAS) of the ICE BofA High Yield Master Index, tightened 19 basis points during the period, ending at 384 basis points; however investors saw a lot of volatility in the high yield market as the OAS traded as wide as 1087 basis points during the peak of the COVID-19 related selloff in March. U.S. Treasury rates traded lower during the period, with 5- and 10-year Treasury yields trading 89 basis points and 44 basis points lower, respectively.

Security selection and sector selection contributed to performance for the period. From a sector selection standpoint, underweight allocations to the energy and technology sectors and an overweight allocation to the transportation sector contributed to performance, more than offsetting detractions from an underweight allocation to the consumer non-cyclical sector and an overweight allocation to REITs. Security selection contributed to performance across most sectors during the period. Credit selection in the communications and consumer cyclical sectors were the most notable contributors to performance, more than offsetting detractions from holdings in the energy sector. On average, the duration of the Portfolio was lower than the benchmark during the period. From a maturity standpoint, the Portfolio was underweight the front-end of the yield curve (1-4 year maturities), instead maintaining a preference for the belly of the yield curve (4-9 year maturities). The Portfolio was also underweight 10+ year maturities.

777

Putnam Investment Management, LLC

SA Putnam International Growth and Income Portfolio — Class 1

SA Putnam International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	6.22%	6.11%	5.92%
5-year	6.24%	6.10%	5.98%
10-year	3.64%	3.49%	3.38%
Since Inception	4.02%	3.71%	5.63%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio — Class 1 shares posted a return of 6.22% for the 12-month period ended January 31, 2021, compared to a 0.24% return for the MSCI EAFE Value Index (net).

International stocks began the period with losses amid ongoing uncertainty around the economic recovery and the trajectory of the COVID-19 pandemic. In the second half of the period, performance for international stocks improved despite a surge in COVID-19 cases, a new COVID-19 variant in the United Kingdom, and ongoing debate around a trade deal between the United Kingdom and the European Union. A boost to investor sentiment came when distribution began for two COVID-19 vaccines which resulted in strong Q4 returns for international indices.

Strong security selection, within sectors and countries, was the leading contributor to outperformance. Positive allocations within sectors was offset by a modest negative impact within countries. On a sector level, relative outperformance was predominately driven by stock selection within information technology, industrials, health care, consumer discretionary and financials. Sector allocation, particularly the Portfolio’s overweight to consumer staples and industrials as well as an underweight to the lagging real estate sector was also additive. Stock selection within energy, utilities and real estate detracted slightly from results.

On a country level, positions within the United Kingdom, Japan, South Korea and Switzerland were notably strong and proved most beneficial to relative results. Stock selection within Australia, Canada and the Netherlands detracted. The Portfolio’s overweight to the United Kingdom and underweight to Japan also had modest negative impact.

778

Putnam Investment Management, LLC

SA Putnam International Growth and Income Portfolio — Class 1

Top relative contributors included the Portfolio’s out of benchmark positions in Ashtead Group PLC, Samsung Electronics Co., Ltd., AIA Group, Ltd., Tokyo Electron, Ltd., and SIG Combibloc Group AG. Among the top relative detractors were positions in Suncor Energy, Inc., QBE Insurance Group, Ltd., ING Groep NV, and Vinci SA. The Portfolio’s avoidance of strong performing Softbank Group Corp. also had negative relative impact.

The Portfolio uses currency forwards to gain or hedge foreign currency exposure. Over the period, the Portfolio’s use of currency forwards contributed positively to performance.

779

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	-0.49%	-0.79%
5-year	N/A	5.60%
10-year	N/A	N/A
Since Inception	5.10%	5.89%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg Barclays U.S. Corporate Index measures investment grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Corporate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of -0.79% for the 12-month period ended January 31, 2021, compared to 15.45% for the MSCI World Index (net) and 5.99% for the Bloomberg Barclays U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index / 40% Bloomberg Barclays U.S. Corporate Bond Index returned 12.07%.

The underperformance of the Portfolio relative to the blended benchmark was driven primarily by the volatility control strategy. The volatility mechanism was activated in February, with a physical de-risk of the Portfolio triggered in March during the height of COVID-19. The combination of synthetic and physical de-risking detracted -13.3% from the one year return. The realized volatility of the daily returns of the Portfolio did not exceed 10% over the period.

Within the growth portion of the Portfolio, equity asset allocation was positive. Overweight exposures to emerging markets and North America were beneficial. Both regions outperformed the MSCI World Index (net). Equity security selection also aided relative performance, driven by tactical exposures within North America.

Being underweight investment grade credit worked well, in an environment where global equities outperformed corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index and the MSCI World Index (net). Security selection within the investment grade credit portion of the Portfolio was supportive.

Derivatives are used in the Portfolio to hedge certain positions and to obtain specific exposures. During the period, the Portfolio made use of futures, options and forwards. Overall, the use of equity futures and currency forwards detracted, while options and interest rate futures added to performance.

780

SunAmerica Asset Management, LLC

SA Small Cap Index Portfolio — Class 1

SA Small Cap Index Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	29.37%	29.20%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.29%	12.02%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio — Class 1 shares posted a return of 29.37% for the 12-month period ended January 31, 2021, compared to a 30.17% return for the Russell 2000 Index.

The Portfolio is passively managed to match the Russell 2000 Index before expenses.

The market environment for the period was particularly strong and most domestic stock indices posted positive returns. The small-cap segment led the market higher, as the Russell 1000, Russell 2000, Russell Midcap, and S&P 500® Indices advanced 19.84%, 30.17%, 17.73%, and 17.25%, respectively.

Examples of top-contributing holdings during the period included Plug Power Inc., Teladoc Health, Inc., GameStop Corp., Novavax, Inc., and Penn National Gaming, Inc. At the other end of the spectrum, Invesco Mortgage Capital Inc., Blackstone Mortgage Trust, Inc., Radian Group Inc., Brink’s, Co., and Portland General Electric, Co. detracted the most from performance.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

781

T. Rowe Price Associates, Inc.

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3

SA T. Rowe Price Asset Allocation Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	16.24%	15.91%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.98%	10.71%
*	Inception date for Class 1; 10/6/17, Class 3; 10/6/17
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 58% S&P 500® Index, 3% S&P MidCap 400 Index, 3% Russell 2000 Index, 16% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3 shares posted a return of 15.91% for the 12-month period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 18.46% for the S&P MidCap 400® Index, 30.17% for the Russell 2000 Index, 8.94% for the MSCI EAFE Index (net), and 5.28% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 58% S&P 500® Index / 3% S&P MidCap 400® Index / 3% Russell 2000 Index / 16% MSCI EAFE Index (net) / 20% Bloomberg Barclays U.S. Government/Credit Bond Index returned 14.45%.

Relative performance was driven by positive impacts from security selection, the Portfolio’s strategic allocation, and tactical allocation decisions. A structural allocation to long-dated U.S. Treasuries added value over the period. Tactical allocation decisions had a positive impact on the Portfolio, driven largely by overweight positioning to U.S. small-cap equities and relative positioning among equities, fixed income, and cash. An overweight to non-U.S. equities detracted, partially offsetting those impacts.

Security selection’s contribution was driven primarily by positive impacts from holdings within U.S. large cap value and non-U.S. equities. Conversely, security selection within U.S. large-cap core equities negatively impacted performance.

782

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	8.92%	8.64%
5-year	N/A	9.24%
10-year	N/A	N/A
Since Inception	9.51%	9.37%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg Barclays U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 8.64% for the 12-month period ended January 31, 2021, compared to 17.25% for the S&P 500® Index, 8.94% for the MSCI EAFE Index (net), and 4.72% for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index / 19.5% MSCI EAFE Index (net) / 35% Bloomberg Barclays U.S. Aggregate Bond Index returned 11.89%.

The Portfolio underperformed the blended benchmark for the fiscal year. Underperformance was due primarily to the volatility control overlay as the Portfolio had an underweight allocation to equities for much of the year. The Portfolio normally invests approximately 65% of its assets in equities, and net equity exposure remained below that level for much of the year.

Performance of the underlying portfolio contributed positively. The outperformance of the underlying portfolio was driven predominantly by security selection, while tactical allocation decisions also contributed and the Portfolio’s strategic allocation detracted. The contribution from security selection was led by positive selection in U.S. large cap value equities, with additional contributions from non-U.S. equities, U.S. large cap growth, U.S. large cap core, and real assets equities. Within fixed income, selection contributions came from both high yield and investment grade bonds. Contributions from tactical decisions came from an overweight to high yield and positioning among equity, fixed income, and cash allocations. An out-of-benchmark allocation to real assets equities detracted from performance as real assets equities underperformed the broader equity markets.

The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. The use of equity futures, fixed income futures, and put options detracted from performance for the year.

783

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	12.53%	12.26%
5-year	N/A	10.51%
10-year	N/A	N/A
Since Inception	10.38%	7.75%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned 12.26% during the 12-month period ended January 31, 2021, compared to the 17.25% return for the S&P 500® Index, 4.72% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 12.86% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio trailed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index due to underperformance of the Overlay component.

Within the equity portion of the Fund-of-Funds component, returns outperformed the S&P 500® Index. A preference for underlying growth oriented U.S. large cap portfolios over underlying value oriented U.S. large cap portfolios, and exposure to underlying U.S. small and mid cap portfolios were the primary contributors to relative results. The Portfolio’s exposure to underlying international equity portfolios was a detractor from performance. Non-U.S. equity markets’ returns were lower than S&P 500® Index’ returns during the period, as measured by the MSCI EAFE Index (net). Underlying equity portfolios in aggregate outperformed their benchmarks.

784

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

Within the fixed income portion of the Fund-of-Funds component, returns were roughly in-line with the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to underlying investment grade bond portfolios contributed positively to returns, but a small allocation to an underlying ultra short bond portfolio detracted from results. Underlying fixed income portfolios in aggregate slightly lagged their benchmarks.

Allocation decisions within the broad equity and fixed income asset classes hurt the Fund-of-Funds component results. An underweight to equities at the end of the first quarter of 2020 detracted from performance as equity markets rallied sharply in the following months.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s absolute returns were hurt due to the Overlay component during the period. In isolation, equity futures detracted from absolute returns, while equity options added to absolute returns.

785

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	10.32%	10.03%
5-year	N/A	9.45%
10-year	N/A	N/A
Since Inception	9.32%	7.44%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned 10.03% during the 12-month period ended January 31, 2021, compared to the 17.25% return for the S&P 500® Index, 4.72% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 12.86% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio trailed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index due to underperformance of the Overlay component.

Within the equity portion of the Fund-of-Funds component, returns lagged the S&P 500® Index. A preference for underlying value oriented U.S. large cap portfolios over underlying growth oriented U.S. large cap portfolios, and exposure to underlying international equity portfolios were the primary detractors from relative results. Non-U.S. equity markets’ returns were lower than S&P 500® Index’ returns during the period, as measured by the MSCI EAFE Index (net). Additionally, underlying equity portfolios in aggregate underperformed their respective benchmarks and hurt results. Conversely, exposure to underlying U.S. small and mid cap portfolios added positively to relative results.

786

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

Within the fixed income portion of the Fund-of-Funds component, returns beat the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to underlying investment grade bond portfolios contributed positively to returns. However, a small allocation to an underlying ultra short bond portfolio detracted from results. Underlying fixed income portfolios in aggregate slightly lagged their benchmarks.

Allocation decisions within the broad equity and fixed income asset classes hurt the Fund-of-Funds component results. An underweight to equities at the end of the first quarter of 2020 detracted from performance as equity markets rallied sharply in the following months.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s absolute returns were hurt due to the Overlay component during the period. In isolation, equity futures detracted from absolute returns, while equity options added to absolute returns.

787

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

SA VCP Index Allocation Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 3*
1-year	8.15%	7.73%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.73%	7.44%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 45% S&P 500® Index, 7.5% S&P MidCap 400 Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Government/Credit Bond Index and 15% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Index Allocation Portfolio — Class 3 shares returned 7.73% during the 12-month period ended January 31, 2021, compared to a 17.25% return for the S&P 500® Index, a 18.46% for the S&P MidCap 400® Index, a 30.17% for the Russell 2000 Index, 8.94% for the MSCI EAFE Index (net), a 5.28% for the Bloomberg Barclays U.S. Government/Credit Index, a 4.65% for the Bloomberg Barclays U.S. Intermediate Government/Credit Index and a 13.98% return for the blended benchmark consisting of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Government/Credit Index, 15% Bloomberg Barclays U.S. Intermediate Government/Credit Index.

788

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. For the fiscal period, the overall Portfolio underperformed the blended benchmark due to the underperformance of both the Fund-of-Funds and the Overlay components.

The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Fund-of-Funds component trailed the blended benchmark due to asset allocation, primarily due to an underweight in equities. Underperformance of the underlying index portfolios relative to their benchmarks also detracted from performance. Exposure to small cap equity securities was a positive contributor to performance.

The Portfolio’s equity positioning due to the Overlay component was the principal driver of relative underperformance during the period. The Overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. Over the period, the use of S&P 500® Index put options contributed positively to absolute performance, while the use of equity and fixed income futures detracted. The Portfolio’s neutral allocation to equities is 70%, with a range of approximately 20% to 100% based on forecasted volatility levels. The Portfolio’s returns were weakened due to its underweight allocation to equities over much of year as equity markets sharply recovered throughout the year following the sell-off in February and March 2020.

789

Wells Capital Management Incorporated

SA WellsCap Aggressive Growth Portfolio — Class 1

SA WellsCap Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/21
	Class 1*	Class 2*	Class 3*
1-year	55.63%	55.44%	55.26%
5-year	26.21%	26.02%	25.90%
10-year	16.54%	16.36%	16.25%
Since Inception	8.68%	7.85%	10.89%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA WellsCap Aggressive Growth Portfolio — Class 1 shares posted a return of 55.63% for the 12-month period ended January 31, 2021, compared to 44.24% for the Russell 2500 Growth Index.

Stock selection in the consumer discretionary, health care, and communication services sectors contributed significantly to outperformance. Additionally, positive allocation effect came from the Portfolio’s underweights to the financials and materials sectors. Stock selection in the consumer staples and industrials sectors detracted from results.

Within the consumer discretionary sector, MercadoLibre, Inc. posted strong absolute returns and significantly contributed to relative outperformance as the company expanded its distribution and shipping network. Additionally, the company’s fintech and digital wallet solutions saw significant growth during the year. In health care, Twist Bioscience Corp. contributed as their silicon-based DNA and RNA products supported the rapid development of coronavirus detection, antibody development, and vaccines. Other key contributors in health care included Shockwave Medical, Inc. and Align Technology, Inc., both of which were new holdings during the period. Within the information technology sector, Twilio, Inc. Class A performed well on both an absolute and relative basis.

Within the consumer staples sector, U.S. Foods Holding Corp. and Lamb Weston Holdings, Inc. detracted from relative performance. Both positions were divested from the Portfolio during the period. Mercury Systems, Inc. was the largest detractor from relative performance in the industrials sector.

790

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated October 22, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information

each dated May 1, 2020, as supplemented and amended to date

At a meeting held on October 7, 2020, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Portfolio. Pursuant to the Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.90% of the Portfolio’s average daily net assets on the first $250 million and 0.85% of the Portfolio’s average daily net assets over $250 million. This Fee Waiver Agreement will become effective on November 1, 2020 and will continue in effect through April 30, 2022. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-SMC1.2 (10/20)

791

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA BlackRock Multi-Factor 70/30 Portfolio

(the “Portfolio”)

Supplement dated December 17, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

October 13, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA BlackRock Multi-Factor 70/30 Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers,” references to Ked Hogan are hereby deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

He Ren
Director	December 2020

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the second paragraph under “BlackRock Investment Management, LLC (BlackRock)” is deleted and replaced with the following:

The SA BlackRock Multi-Factor 70/30 Portfolio is managed by Philip Hodges, PhD, Scott Radell, He Ren and Jeff Rosenberg.

Paragraphs three to five are deleted and replaced with the following:

He Ren, Director, is a member of BlackRock’s Factor Based Strategies Group where he is responsible for research and innovation in BlackRock’s macro factor and factor timing strategies. Mr. Ren is also a subject matter expert on factor investing in commodities and currencies. Mr. Ren earned BSc degrees in computer science and economics from Peking University in 2013 and a Master of Financial Engineering from the University of California Berkeley in 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704H-BMFI (12/20)

792

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Columbia Technology Portfolio

(the “Portfolio”)

Supplement dated March 5, 2021

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Columbia Technology Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Jeetil Patel are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Sanjiv Wadhwani
Technology Team Member	March 2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Columbia Management Investment Advisers, LLC (CMIA)” is deleted in its entirety and replaced with the following:

The CMIA portfolio managers responsible for managing the SA Columbia Technology Portfolio are Paul H. Wick, Shekhar Pramanick, Sanjay Devgan, Christopher Boova, Vimal Patel and Sanjiv Wadhwani. Mr. Wick joined one of the CMIA legacy firms or acquired business lines in 1987. Mr. Wick began his investment career in 1987. Dr. Pramanick joined CMIA in 2012. Dr. Pramanick began his investment career in 1993. Mr. Devgan joined CMIA in 2012. Mr. Devgan began his investment career in 1995. Mr. Boova joined one of the CMIA legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995. Mr. Patel joined CMIA in 2014. Mr. Patel began his investment career in 2001. Mr. Wadhwani joined CMIA in 2016. Mr. Wadhwani began his investment career in 1998.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-CT1.2 (3/21)

793

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated October 20, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, the following changes are made:

The last paragraph of the subsections entitled “Portfolio Turnover” is deleted in its entirety and replaced with the following:

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

In the Sections entitled “Principal Risks of Investing in the Portfolio,” the Active Trading Risk is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-USB1.2 (10/20)

794

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

(each, a “Portfolio” and, together, the “Portfolios”)

Supplement dated February 1, 2021

to each Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary – SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio, and SA VCP Index Allocation Portfolio, as applicable – Investment Adviser” for each Portfolio, in the table under the heading “Portfolio Managers,” the information pertaining to Douglas Loeffler is deleted and the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Andrew Sheridan
Lead Portfolio Manager	February 2021

With respect to the SA Dogs of Wall Street Portfolio only, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary – SA Dogs of Wall Street Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers,” the information pertaining to Andrew Sheridan is deleted.

In the section of the Prospectus entitled “Management,” under the heading “Information about the Investment Adviser’s Management of Certain Portfolios,” paragraphs two and four are deleted and replaced with the following, respectively:

The SA Dogs of Wall Street Portfolio is managed by a team consisting of Timothy Pettee, Timothy Campion and Jane Bayar Algieri, with Mr. Pettee serving as team leader. Mr. Pettee joined SunAmerica in 2003. He is the Lead Portfolio Manager for SunAmerica’s rules-based suite of products and Chief Investment Strategist. Mr. Campion joined SunAmerica in February 2012, and is Senior Portfolio Manager. Prior to joining SunAmerica, he held investment-related positions at PineBridge Investments LLC and AIG Investments where he was responsible for management and trading of a wide variety of quantitative and index funds, including domestic and international equities. Ms. Bayar Algieri joined the firm in 2004 and is the Director of Research and a Portfolio Manager in the Investment Department. Prior to her current roles, she served as an investment analyst for both equity and fixed income portfolios.

The SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20 and SA Index Allocation 90/10 Portfolios and the Fund-of-Funds Component of the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, and SA VCP Index Allocation Portfolios are managed by Andrew Sheridan and Manisha Singh, CFA. Mr. Sheridan joined SunAmerica in 2003, and is the Lead Portfolio Manager for the Allocation Portfolios. While at SunAmerica he also served as an equity research analyst. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for Asset Allocation funds-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined

795

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Ameriprise in 2008, where she served as a portfolio manager for a suite of asset allocation portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN3.8 (2/21)

796

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

(the “Portfolio”)

Supplement dated September 29, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Goldman Sachs Global Bond Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Hugh Briscoe
Managing Director, Portfolio Manager, Global Fixed Income & Liquidity Solutions	2020
Simon Dangoor, CFA
Managing Director, Portfolio Manager and member of the Fixed Income Strategy Group	2020

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Goldman Sachs Asset Management International (GSAM International)” is deleted in its entirety and replaced with the following:

The SA Goldman Sachs Global Bond Portfolio is managed by Hugh Briscoe and Simon Dangoor, CFA. Mr. Briscoe is a Managing Director and Global Fixed Income Portfolio Manager in GSAM. He is a member of the Investment Committee of the Goldman Sachs UK Defined Benefit Pension Scheme. Previously, Mr. Briscoe was a portfolio manager in GSAM’s Global Liquidity Management team. He joined Goldman Sachs in 2005 as an executive director and was named managing director in 2017. Prior to joining the firm, Mr. Briscoe served in the British Army for 12 years. Mr. Briscoe serves on the finance committee of the Special Air Service Association. He earned a BA (Hons) Philosophy from Bristol University in 1992 and a masters degree in Defense Studies from the College Interarmées De Défence, Paris in 2003. Mr. Dangoor is currently Managing Director, head of Macro Rates Investing within GSAM’s Fixed Income team and a member of the Fixed Income Strategy Group. He is also responsible for leading the Government and Swap Strategy. Previously, Mr. Dangoor led the Country Strategy. He joined GSAM International in 2004 as an analyst and was named managing director in 2011. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-GSG1.1 (9/20)

797

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

(the “Portfolio”)

Supplement dated October 22, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information

each dated May 1, 2020, as supplemented and amended to date

At a meeting held on October 7, 2020, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Portfolio. Pursuant to the Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.75% of the Portfolio’s average daily net assets on the first $50 million, 0.70% of the Portfolio’s average daily net assets on the next $200 million and 0.65% of the Portfolio’s average daily net assets over $250 million. This Fee Waiver Agreement will become effective on November 1, 2020 and will continue in effect through April 30, 2022. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-OMS2.1 (10/20)

798

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Invesco VCP Equity-Income Portfolio

SA VCP Dynamic Strategy Portfolio

Supplement to the Summary Prospectuses and Prospectus, each dated May 1, 2020,

as supplemented and amended to date

The Board of Trustees of SunAmerica Series Trust (the “Trust”), on behalf of each of the SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”) and the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios”), has determined that it is in the best interests of each Portfolio for the Target Portfolio to reorganize into the Acquiring Portfolio. The proposed transaction is referred to as the “Reorganization.” In the Reorganization, the Target Portfolio’s assets and liabilities will be transferred to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations. The shareholders of the Target Portfolio are not required to approve the Reorganization. Shareholders of the Target Portfolio will be sent a Combined Prospectus/Information Statement containing important information about the Acquiring Portfolio.

Until the Reorganization is completed, the Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus.

Date: December 7, 2020

799

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

(the “Portfolio”)

Supplement dated January 14, 2021

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers,” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Steven Lear
Managing Director	2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the sixth paragraph under “J.P. Morgan Investment Management Inc. (JPMorgan)” is deleted and replaced with the following:

The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by JPMorgan is managed by Richard Figuly, Justin Rucker and Steven Lear. Mr. Figuly, Managing Director, is the lead portfolio manager responsible for day-to-day management of a portion of the Portfolio. An employee of JPMorgan or its predecessor firms since 1993, Mr. Figuly is a member of JPMorgan’s Global Fixed Income, Currency & Commodities (“GFICC”) group and head of GFICC’s Core Bond team with responsibility for managing certain JPMorgan funds and institutional taxable bond portfolios. Mr. Rucker, Executive Director, an employee of JPMorgan since 2006, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios. Mr. Lear, Managing Director and CFA charterholder, an employee of JPMorgan since 2008, is the U.S. Chief Investment Officer within the GFICC team responsible for oversight and management of fixed income investment strategies in the U.S.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB2.1 (1/21)

800

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

SA MFS Total Return Portfolio

(each, a “Portfolio,” and together, the “Portfolios”)

Supplement dated November 12, 2020, to the Portfolios’

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Robert D. Persons, a portfolio manager with Massachusetts Financial Services Company (“MFS”) will retire effective June 30, 2021. Accordingly, effective June 30, 2021, all references to Mr. Persons will be deleted from the Portfolios’ Summary Prospectuses, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB1.2 (11/20)

801

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Large Cap Index Portfolio

(the “Portfolio”)

Supplement dated October 8, 2020 to the Portfolio’s Summary Prospectus and Prospectus,

each dated May 1, 2020, as supplemented and amended to date

The following changes to the Summary Prospectus and Prospectus are effective immediately:

Footnote 1 to the table in the section of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio” and the table in the subsection of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

1	Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion. This agreement may be terminated prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”).

Capitalized terms used but not defined herein shall have the meanings assigned to them by the

Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-LCI1 (10/20)

802

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

(the “Portfolio”)

Supplement dated October 22, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated May 1, 2020, as supplemented and amended to date

At a meeting held on October 7, 2020, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) approved an amendment to the Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and Massachusetts Financial Services Company (“MFS”) with respect to the Portfolio. The amendment reduces the fees payable by SunAmerica to MFS under the Subadvisory Agreement and will become effective on November 1, 2020.

At the meeting, the Board also approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Portfolio. Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.66% of the Portfolio’s average daily net assets on the first $600 million, 0.61% of the Portfolio’s average daily net assets on the next $900 million, and 0.56% of the Portfolio’s average daily net assets over $1.5 billion. This Fee Waiver Agreement will become effective on November 1, 2020 and will continue in effect through April 30, 2022. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-MIT1 (10/20)

803

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA MFS Total Return Portfolio

(the “Portfolio”)

Supplement dated February 25, 2021, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Brooks A. Taylor and Jonathan W. Sage, portfolio managers associated with Massachusetts Financial Services Company, relinquished their respective portfolio management duties for the Portfolio. Accordingly, effective immediately, all references to Messrs. Taylor and Sage will be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-TRP1.1 (2/21)

804

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated October 22, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated May 1, 2020, as supplemented and amended to date

At a meeting held on October 7, 2020, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) approved an amendment to the Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and Morgan Stanley Investment Management Inc. (“MSIM”) with respect to the Portfolio. The amendment reduces the fees payable by SunAmerica to MSIM under the Subadvisory Agreement and will become effective on November 1, 2020.

At the meeting, the Board also approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Portfolio. Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.80% of the Portfolio’s average daily net assets on the first $250 million, 0.75% of the Portfolio’s average daily net assets on the next $250 million, and 0.70% of the Portfolio’s average daily net assets over $500 million. This Fee Waiver Agreement will become effective on November 1, 2020 and will continue in effect through April 30, 2022. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-MIE1.2 (10/20)

805

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated November 12, 2020 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated May 1, 2020, as supplemented and amended to date

Effective March 31, 2021, Dirk Hoffmann-Becking will no longer serve as a portfolio manager of the Portfolio. Accordingly, on March 31, 2021, all references to Mr. Hoffmann-Becking will be removed from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-MIE2.1 (11/20)

806

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2021 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

(the “Portfolio”)

Supplement dated October 19, 2020 to the Portfolio’s Summary Prospectus and Prospectus,

each dated May 1, 2020, as supplemented and amended to date

On October 7, 2020, the Board of Trustees of SunAmerica Series Trust approved a change in the name of the Portfolio to “SA Invesco Main Street Large Cap Portfolio.” This change became effective on or about October 13, 2020.

Accordingly, all references to “SA Oppenheimer Main Street Large Cap Portfolio” are replaced with “SA Invesco Main Street Large Cap Portfolio.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-OMS1.2 (10/20)

807

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

808

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.17 (3/21)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2021, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(a) Audit Fees	$2,054,705	$2,112,826
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$531,444	$550,398
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$309,361

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2020 and 2021 were $531,444 and $859,759 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 9, 2021